UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-08839

SPDR® SERIES TRUST
(Exact name of registrant as specified in charter)
STATE STREET FINANCIAL CENTER
ONE LINCOLN STREET
BOSTON, MASSACHUSETTS 02111
(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:
Christopher Madden Esq. State Street Bank and Trust Company One Lincoln Street/CPH0326 Boston, MA 02111	W. John McGuire, Esq. Bingham McCutchen LLP 2020 K Street NW Washington, DC 20006
Registrant’s telephone number, including area code: (866) 787-2257
Date of fiscal year end: June 30
Date of reporting period: March 31, 2014

Item 1.	Schedule of Investments.

TABLE OF CONTENTS

SPDR Russell 3000® ETF (THRK) (formerly SPDR Dow Jones Total Market ETF (TMW))	4
SPDR Russell 1000® ETF (ONEK) (formerly SPDR Dow Jones Large Cap ETF (ELR))	28
SPDR Russell 2000 ETF	39
SPDR S&P® 500 Growth ETF (SPYG)	59
SPDR S&P 500 Value ETF (SPYV)	64
SPDR Russell Small Cap Completeness® ETF (RSCO) (formerly SPDR Dow Jones Mid Cap ETF (EMM))	69
SPDR S&P 400 Mid Cap Growth ETF (MDYG)	93
SPDR S&P 400 Mid Cap Value ETF (MDYV)	97
SPDR S&P 600 Small Cap ETF (SLY)	101
SPDR S&P 600 Small Cap Growth ETF (SLYG)	108
SPDR S&P 600 Small Cap Value ETF (SLYV)	113
SPDR Global Dow ETF (DGT)	119
SPDR Dow Jones REIT ETF (RWR)	122
SPDR S&P Bank ETF (KBE)	124
SPDR S&P Capital Markets ETF (KCE)	125
SPDR S&P Insurance ETF (KIE)	126
SPDR S&P Mortgage Finance ETF (KME)	127
SPDR S&P Regional Banking ETF (KRE)	128
SPDR Morgan Stanley Technology ETF (MTK)	129
SPDR S&P Dividend ETF (SDY)	130
SPDR S&P Aerospace & Defense ETF (XAR)	132
SPDR S&P Biotech ETF (XBI)	133
SPDR S&P Health Care Equipment ETF (XHE)	135
SPDR S&P Health Care Services ETF (XHS)	136
SPDR S&P Homebuilders ETF (XHB)	137
SPDR S&P Metals & Mining ETF (XME)	138
SPDR S&P Oil & Gas Equipment & Services ETF (XES)	139
SPDR S&P Oil & Gas Exploration & Production ETF (XOP)	140
SPDR S&P Pharmaceuticals ETF (XPH)	142
SPDR S&P Retail ETF (XRT)	143
SPDR S&P Semiconductor ETF (XSD)	145

SPDR S&P Software & Services ETF (XSW)	146
SPDR S&P Telecom ETF (XTL)	148
SPDR S&P Transportation ETF (XTN)	149
SPDR S&P 1500 Momentum Tilt ETF (MMTM)	150
SPDR S&P 1500 Value Tilt ETF (VLU)	164
SPDR Russell 1000 Low Volatility ETF (LGLV)	178
SPDR Russell 2000® Low Volatility ETF (SMLV)	180
SPDR Wells Fargo® Preferred Stock ETF (PSK)	184
SPDR Barclays 1-3 Month T-Bill ETF (BIL)	186
SPDR Barclays TIPS ETF (IPE)	187
SPDR Barclays 0-5 Year TIPS ETF (SIPE)	188
SPDR Barclays 1-10 Year TIPS ETF (TIPX)	189
SPDR Barclays Short Term Treasury ETF (SST)	190
SPDR Barclays Intermediate Term Treasury ETF (ITE)	192
SPDR Barclays Long Term Treasury ETF (TLO)	194
SDPR Barclays Short Term Corporate Bond ETF (SCPB)	195
SPDR Barclays Intermediate Term Corporate Bond ETF (ITR)	208
SPDR Barclays Long Term Corporate Bond ETF (LWC)	229
SPDR Barclays Issuer Scored Corporate Bond ETF (CBND)	241
SPDR Barclays Convertible Securities ETF (CWB)	251
SPDR Barclays Mortgage Backed Bond ETF (MBG)	254
SPDR Barclays Aggregate Bond ETF (LAG)	256
SPDR Nuveen Barclays Municipal Bond ETF (TFI)	277
SPDR Nuveen Barclays California Municipal Bond ETF (CXA)	286
SPDR Nuveen Barclays New York Municipal Bond ETF (INY)	288
SPDR Nuveen Barclays Short Term Municipal Bond ETF (SHM)	290
SPDR Nuveen S&P VRDO Municipal Bond ETF (VRD)	300
SPDR Nuveen S&P High Yield Municipal Bond ETF (HYMB)	302
SPDR Nuveen Barclays Build America Bond ETF (BABS)	309
SPDR DB International Government Inflation-Protected Bond ETF (WIP)	313
SPDR Barclays Short Term International Treasury Bond ETF (BWZ)	315
SPDR Barclays International Treasury Bond ETF (BWX)	318

SPDR Barclays International Corporate Bond ETF (IBND)	323
SPDR Barclays Emerging Markets Local Bond ETF (EBND)	330
SPDR Barclays International High Yield Bond ETF (IJNK)	335
SPDR Barclays High Yield Bond ETF (JNK)	340
SPDR Barclays Short Term High Yield Bond ETF (SJNK)	353
SPDR Barclays Investment Grade Floating Rate ETF (FLRN)	362
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF (EMCD)	368
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF (XOVR)	372

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.6%
AAR Corp.	1,087	$28,208
Aerovironment, Inc. (a)	494	19,884
Alliant Techsystems, Inc. (b)	889	126,371
American Science & Engineering, Inc.	198	13,300
Astronics Corp. (a)	474	30,056
BE Aerospace, Inc. (a)	2,700	234,333
Cubic Corp.	593	30,285
Curtiss-Wright Corp.	1,284	81,585
DigitalGlobe, Inc. (a)(b)	2,073	60,138
Ducommun, Inc. (a)	296	7,418
Engility Holdings, Inc. (a)	468	21,083
Esterline Technologies Corp. (a)	889	94,714
Exelis, Inc.	5,175	98,377
GenCorp, Inc. (a)(b)	1,679	30,675
General Dynamics Corp.	8,401	915,037
HEICO Corp. (b)	1,853	111,476
Hexcel Corp. (a)	2,766	120,432
Honeywell International, Inc.	21,833	2,025,229
Huntington Ingalls Industries, Inc.	1,341	137,131
Kratos Defense & Security Solutions, Inc. (a)(b)	1,185	8,935
L-3 Communications Holdings, Inc.	2,517	297,384
LMI Aerospace, Inc. (a)(b)	296	4,174
Lockheed Martin Corp.	7,121	1,162,432
Moog, Inc. (Class A) (a)	1,284	84,115
National Presto Industries, Inc. (b)	115	8,975
Northrop Grumman Corp.	6,172	761,501
Orbital Sciences Corp. (a)	1,679	46,844
Precision Castparts Corp.	4,102	1,036,822
Raytheon Co.	8,927	881,898
Rockwell Collins, Inc.	3,735	297,567
Spirit Aerosystems Holdings, Inc. (Class A) (a)	3,260	91,899
Taser International, Inc. (a)	1,383	25,295
Teledyne Technologies, Inc. (a)	988	96,162
Textron, Inc.	7,648	300,490
The Boeing Co.	20,825	2,613,329
The Keyw Holding Corp. (a)(b)	889	16,633
TransDigm Group, Inc.	1,482	274,466
Triumph Group, Inc. (b)	1,383	89,314
United Technologies Corp.	25,267	2,952,196

		15,236,163

AIR FREIGHT & LOGISTICS — 0.6%
Air Transport Services Group, Inc. (a)	1,383	10,857
Atlas Air Worldwide Holdings, Inc. (a)	690	24,336
C.H. Robinson Worldwide, Inc. (b)	4,382	229,573
Echo Global Logistics, Inc. (a)(b)	494	9,050
Expeditors International of Washington, Inc.	5,724	226,842
FedEx Corp.	8,263	1,095,343
Forward Air Corp.	799	36,842
HUB Group, Inc. (Class A) (a)	988	39,510
Pacer International, Inc. (a)	988	8,853
Park-Ohio Holdings Corp. (a)	198	11,118
United Parcel Service, Inc. (Class B)	20,185	1,965,615
UTI Worldwide, Inc. (b)	2,499	26,464
XPO Logistics, Inc. (a)	1,506	44,292

		3,728,695

AIRLINES — 0.4%
Alaska Air Group, Inc.	1,976	184,381
Allegiant Travel Co.	395	44,212
American Airlines Group, Inc. (a)	5,060	185,196
Copa Holdings SA (Class A)	990	143,738
Delta Air Lines, Inc.	23,605	817,913
Hawaiian Holdings, Inc. (a)(b)	1,383	19,307
JetBlue Airways Corp. (a)(b)	6,392	55,546
Republic Airways Holdings, Inc. (a)	1,334	12,193
SkyWest, Inc.	1,383	17,647
Southwest Airlines Co.	19,900	469,839
Spirit Airlines, Inc. (a)	1,679	99,733
United Continental Holdings, Inc. (a)	10,231	456,609

		2,506,314

AUTO COMPONENTS — 0.5%
Allison Transmission Holdings, Inc.	988	29,581
American Axle & Manufacturing Holdings, Inc. (a)	1,891	35,021
BorgWarner, Inc.	6,409	393,961
Cooper Tire & Rubber Co. (b)	1,778	43,205
Dana Holding Corp.	4,050	94,243
Delphi Automotive PLC	8,594	583,189
Dorman Products, Inc. (a)(b)	690	40,751
Drew Industries, Inc.	593	32,141
Fuel Systems Solutions, Inc. (a)(b)	395	4,250
Gentex Corp.	3,931	123,944
Gentherm, Inc. (a)	889	30,866
Johnson Controls, Inc.	18,887	893,733
Lear Corp.	2,068	173,133
Modine Manufacturing Co. (a)	1,301	19,060
Remy International, Inc.	395	9,330
Spartan Motors, Inc. (b)	988	5,078
Standard Motor Products, Inc.	593	21,212
Stoneridge, Inc. (a)	790	8,872
Superior Industries International, Inc. (b)	593	12,151
Tenneco, Inc. (a)	1,679	97,500
The Goodyear Tire & Rubber Co.	6,813	178,024
TRW Automotive Holdings Corp. (a)	2,964	241,922
Visteon Corp. (a)	1,383	122,312

		3,193,479

AUTOMOBILES — 0.7%
Ford Motor Co.	107,323	1,674,239
General Motors Co.	34,317	1,181,191
Harley-Davidson, Inc.	6,128	408,186
Tesla Motors, Inc. (a)(b)	2,373	494,652
Thor Industries, Inc.	1,190	72,661
Winnebago Industries, Inc. (a)	790	21,638

		3,852,567

BANKS — 6.0%
1st Source Corp.	395	12,676
1st United Bancorp, Inc.	790	6,051
Ameris Bancorp (a)	690	16,077
Ames National Corp.	296	6,524
Associated Banc-Corp.	4,643	83,853
Bancfirst Corp.	198	11,213
Banco Latinoamericano de Comercio Exterior SA	790	20,864
Bancorp, Inc. (a)	889	16,722

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

BancorpSouth, Inc. (b)	2,667	$66,568
Bank of America Corp.	298,513	5,134,424
Bank of Hawaii Corp.	1,267	76,793
Bank of Marin Bancorp (b)	198	8,914
Bank of the Ozarks, Inc. (b)	889	60,505
BankUnited, Inc.	1,778	61,821
Banner Corp.	503	20,729
BB&T Corp.	19,315	775,884
BBCN Bancorp, Inc.	2,166	37,125
BNC Bancorp (b)	494	8,561
BOK Financial Corp. (b)	690	47,644
Boston Private Financial Holdings, Inc.	2,173	29,401
Bridge Bancorp, Inc.	296	7,906
Bryn Mawr Bank Corp.	395	11,348
Camden National Corp. (b)	198	8,158
Capital Bank Financial Corp. (Class A) (a)	690	17,326
CapitalSource, Inc.	5,380	78,494
Cardinal Financial Corp.	790	14,086
Cathay General Bancorp	2,041	51,413
Centerstate Banks, Inc.	811	8,856
Central Pacific Financial Corp.	593	11,979
Chemical Financial Corp.	790	25,636
CIT Group, Inc.	5,553	272,208
Citigroup, Inc.	84,273	4,011,395
Citizens & Northern Corp. (b)	296	5,834
City Holding Co. (b)	395	17,720
City National Corp.	1,284	101,076
CNB Financial Corp.	296	5,233
CoBiz Financial, Inc.	988	11,382
Columbia Banking System, Inc.	1,422	40,555
Comerica, Inc.	5,094	263,869
Commerce Bancshares, Inc.	2,177	101,056
Community Bank System, Inc. (b)	1,087	42,415
Community Trust Bancorp, Inc.	395	16,385
Cullen/Frost Bankers, Inc.	1,482	114,899
Customers Bancorp, Inc. (a)(b)	593	12,376
CVB Financial Corp. (b)	2,577	40,974
Eagle Bancorp, Inc. (a)	593	21,407
East West Bancorp, Inc.	4,212	153,738
Enterprise Financial Services Corp.	494	9,915
F.N.B. Corp. (b)	3,981	53,345
Fifth Third Bancorp	24,067	552,338
Financial Institutions, Inc.	395	9,093
First Bancorp	541	10,279
First BanCorp- Puerto Rico (a)(b)	1,976	10,749
First Busey Corp.	1,976	11,461
First Citizens BancShares, Inc. (Class A)	198	47,668
First Commonwealth Financial Corp.	2,715	24,544
First Community Bancshares, Inc.	494	8,082
First Connecticut Bancorp, Inc. (b)	494	7,736
First Financial Bancorp	1,622	29,164
First Financial Bankshares, Inc. (b)	889	54,931
First Financial Corp.	296	9,969
First Financial Holdings, Inc.	702	43,959
First Horizon National Corp.	6,646	82,012
First Interstate Bancsystem, Inc.	494	13,941
First Merchants Corp.	825	17,853
First Midwest Bancorp, Inc.	2,073	35,407
First Niagara Financial Group, Inc.	9,734	91,986
First Republic Bank	3,161	170,662
FirstMerit Corp.	4,544	94,652
Flushing Financial Corp.	889	18,731
Fulton Financial Corp.	5,333	67,089
German American Bancorp, Inc. (b)	395	11,412
Glacier Bancorp, Inc.	1,976	57,442
Great Southern Bancorp, Inc. (b)	296	8,889
Hancock Holding Co.	2,371	86,897
Hanmi Financial Corp.	889	20,714
Heartland Financial USA, Inc. (b)	395	10,661
Heritage Financial Corp. (b)	395	6,683
Home Bancshares, Inc.	1,284	44,195
HomeTrust Bancshares, Inc. (a)(b)	593	9,358
Hudson Valley Holding Corp.	494	9,411
Huntington Bancshares, Inc.	23,065	229,958
IBERIABANK Corp.	790	55,418
Independent Bank Corp.-Massachusetts	602	23,701
International Bancshares Corp.	1,431	35,889
Investors Bancorp, Inc.	1,284	35,490
JPMorgan Chase & Co.	104,641	6,352,755
KeyCorp	25,333	360,742
Lakeland Bancorp, Inc.	790	8,888
M&T Bank Corp. (b)	3,570	433,041
MainSource Financial Group, Inc.	593	10,140
MB Financial, Inc.	1,523	47,152
Metro Bancorp, Inc. (a)	395	8,350
National Bankshares, Inc.	198	7,229
National Penn Bancshares, Inc.	3,196	33,398
NBT Bancorp, Inc.	1,185	28,985
OFG Bancorp	1,284	22,072
Old National Bancorp (b)	2,773	41,345
OmniAmerican Bancorp, Inc.	296	6,746
Pacific Continental Corp.	494	6,797
PacWest Bancorp (b)	1,075	46,236
Park National Corp. (b)	296	22,759
Park Sterling Corp.	1,185	7,880
Peoples Bancorp, Inc.	296	7,320
Pinnacle Financial Partners, Inc.	988	37,040
PNC Financial Services Group, Inc.	14,588	1,269,156
Popular, Inc. (a)	2,874	89,065
Preferred Bank (a)	296	7,684
PrivateBancorp, Inc.	1,778	54,247
Prosperity Bancshares, Inc. (b)	1,679	111,066
Regions Financial Corp.	38,900	432,179
Renasant Corp. (b)	1,300	37,765
Republic Bancorp, Inc. (Class A)	296	6,690
S&T Bancorp, Inc. (b)	790	18,723
S.Y. Bancorp, Inc.	395	12,498
Sandy Spring Bancorp, Inc.	662	16,537
Signature Bank (a)	1,284	161,258
Simmons First National Corp.	445	16,585
Southside Bancshares, Inc.	494	15,502
Southwest Bancorp, Inc.	494	8,724
State Bank Financial Corp.	889	15,726
Sterling Bancorp	2,306	29,194
Sterling Financial Corp.	889	29,630
Suffolk Bancorp (a)(b)	296	6,601
SunTrust Banks, Inc.	14,851	590,921
Susquehanna Bancshares, Inc.	5,101	58,100
SVB Financial Group (a)	1,284	165,354
Synovus Financial Corp.	28,208	95,625

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Taylor Capital Group, Inc. (a)(b)	494	$11,816
TCF Financial Corp.	4,544	75,703
Texas Capital Bancshares, Inc. (a)(b)	1,087	70,590
The First of Long Island Corp. (b)	198	8,041
The National Bank Holdings Corp. (Class A)	1,482	29,744
Tompkins Financial Corp.	395	19,339
TowneBank (b)	690	10,702
Trico Bancshares (b)	395	10,242
Trustmark Corp.	1,886	47,810
U.S. Bancorp	50,670	2,171,716
UMB Financial Corp. (b)	1,193	77,187
Umpqua Holdings Corp. (b)	3,081	57,430
Union First Market Bankshares Corp.	1,793	45,578
United Bankshares, Inc.	1,769	54,167
United Community Banks, Inc. (a)	1,231	23,894
Univest Corp. of Pennsylvania	494	10,137
Valley National Bancorp (b)	5,532	57,588
ViewPoint Financial Group	1,087	31,360
Washington Banking Co.	395	7,023
Washington Trust Bancorp, Inc. (b)	395	14,801
Webster Financial Corp.	2,470	76,718
Wells Fargo & Co.	133,590	6,644,767
WesBanco, Inc.	690	21,963
West Bancorporation, Inc. (b)	395	6,000
Westamerica Bancorporation (b)	790	42,723
Western Alliance Bancorp (a)	2,085	51,291
Wilshire Bancorp, Inc.	1,731	19,214
Wintrust Financial Corp.	988	48,076
Yadkin Financial Corp. (a)	395	8,457
Zions Bancorporation	5,104	158,122

		34,741,661

BEVERAGES — 1.7%
Beam, Inc.	4,426	368,686
Boston Beer Co., Inc. (Class A) (a)(b)	300	73,419
Brown-Forman Corp. (Class B)	4,149	372,124
Coca-Cola Enterprises, Inc.	7,546	360,397
Coca-Cola Hellenic Bottling Co.	99	8,413
Constellation Brands, Inc. (Class A) (a)	4,230	359,423
Dr. Pepper Snapple Group, Inc.	5,613	305,684
Molson Coors Brewing Co. (Class B)	3,889	228,906
Monster Beverage Corp. (a)	3,695	256,618
National Beverage Corp. (a)(b)	296	5,775
PepsiCo, Inc.	42,884	3,580,814
The Coca-Cola Co.	105,950	4,096,027

		10,016,286

BIOTECHNOLOGY — 2.5%
ACADIA Pharmaceuticals, Inc. (a)(b)	1,976	48,076
Achillion Pharmaceuticals, Inc. (a)(b)	2,667	8,774
Acorda Therapeutics, Inc. (a)	1,080	40,943
Aegerion Pharmaceuticals, Inc. (a)(b)	790	36,435
Alexion Pharmaceuticals, Inc. (a)	5,460	830,630
Alkermes PLC (a)	3,997	176,228
Alnylam Pharmaceuticals, Inc. (a)	1,620	108,767
AMAG Pharmaceuticals, Inc. (a)(b)	575	11,126
Amgen, Inc.	20,594	2,540,064
Arena Pharmaceuticals, Inc. (a)(b)	6,026	37,964
ARIAD Pharmaceuticals, Inc. (a)(b)	5,137	41,404
Array BioPharma, Inc. (a)(b)	3,260	15,322
Biogen Idec, Inc. (a)	6,571	2,009,872
BioMarin Pharmaceutical, Inc. (a)	3,782	257,970
Celgene Corp. (a)	11,572	1,615,451
Celldex Therapeutics, Inc. (a)(b)	2,972	52,515
Cepheid, Inc. (a)(b)	1,877	96,816
Chelsea Therapeutics International, Ltd. (a)(b)	1,873	10,339
ChemoCentryx, Inc. (a)(b)	690	4,575
Chimerix, Inc. (a)	198	4,522
Clovis Oncology, Inc. (a)	695	48,143
Cubist Pharmaceuticals, Inc. (a)(b)	1,781	130,280
Curis, Inc. (a)	2,173	6,128
Cytokinetics, Inc. (a)(b)	690	6,555
Dendreon Corp. (a)(b)	4,363	13,045
Dyax Corp. (a)	2,964	26,617
Dynavax Technologies Corp. (a)(b)	5,038	9,068
Emergent Biosolutions, Inc. (a)(b)	790	19,963
Exact Sciences Corp. (a)(b)	1,778	25,194
Exelixis, Inc. (a)(b)	5,038	17,835
Genomic Health, Inc. (a)(b)	494	13,012
Geron Corp. (a)(b)	3,556	7,396
Gilead Sciences, Inc. (a)	42,334	2,999,787
Halozyme Therapeutics, Inc. (a)(b)	2,470	31,369
Idenix Pharmaceuticals, Inc. (a)(b)	2,766	16,679
ImmunoGen, Inc. (a)(b)	2,371	35,399
Immunomedics, Inc. (a)(b)	1,976	8,319
Incyte Corp. (a)	2,794	149,535
Infinity Pharmaceuticals, Inc. (a)(b)	1,284	15,267
Insmed, Inc. (a)(b)	790	15,042
Intercept Pharmaceuticals, Inc. (a)(b)	198	65,298
InterMune, Inc. (a)(b)	2,218	74,236
Ironwood Pharmaceuticals, Inc. (a)(b)	2,568	31,638
Isis Pharmaceuticals, Inc. (a)(b)	3,125	135,031
Keryx Biopharmaceuticals, Inc. (a)(b)	2,272	38,715
KYTHERA Biopharmaceuticals, Inc. (a)(b)	296	11,769
Lexicon Pharmaceuticals, Inc. (a)(b)	6,222	10,764
Ligand Pharmaceuticals, Inc. (Class B) (a)(b)	494	33,226
MannKind Corp. (a)(b)	4,050	16,281
Medivation, Inc. (a)(b)	2,069	133,182
Merrimack Pharmaceuticals, Inc. (a)(b)	2,470	12,449
MiMedx Group, Inc. (a)(b)	2,272	13,927
Momenta Pharmaceuticals, Inc. (a)	1,284	14,959
Myriad Genetics, Inc. (a)(b)	2,200	75,218
Navidea Biopharmaceuticals, Inc. (a)(b)	3,260	6,031
Neurocrine Biosciences, Inc. (a)(b)	1,883	30,316
NewLink Genetics Corp. (a)(b)	494	14,030
Novavax, Inc. (a)(b)	7,422	33,622
NPS Pharmaceuticals, Inc. (a)(b)	2,766	82,786
OPKO Health, Inc. (a)(b)	6,583	61,354
Orexigen Therapeutics, Inc. (a)(b)	2,568	16,692
PDL BioPharma, Inc. (b)	3,842	31,927
Peregrine Pharmaceuticals, Inc. (a)(b)	3,754	7,133
Pharmacyclics, Inc. (a)	1,581	158,448
Portola Pharmaceuticals, Inc. (a)(b)	296	7,666
Progenics Pharmaceuticals, Inc. (a)(b)	1,383	5,656
Puma Biotechnology, Inc. (a)	593	61,755
Raptor Pharmaceutical Corp. (a)	1,482	14,820

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Regeneron Pharmaceuticals, Inc. (a)	2,223	$667,522
Repligen Corp. (a)(b)	889	11,433
Rigel Pharmaceuticals, Inc. (a)	2,371	9,199
Sangamo Biosciences, Inc. (a)(b)	1,482	26,795
Sarepta Therapeutics, Inc. (a)(b)	868	20,858
Seattle Genetics, Inc. (a)(b)	2,766	126,019
SIGA Technologies, Inc. (a)(b)	1,015	3,146
Spectrum Pharmaceuticals, Inc. (a)(b)	1,627	12,756
Stemline Therapeutics, Inc. (a)(b)	296	6,027
Synageva BioPharma Corp. (a)(b)	494	40,987
Synergy Pharmaceuticals, Inc. (a)(b)	2,173	11,539
Synta Pharmaceuticals Corp. (a)(b)	1,087	4,685
TESARO, Inc. (a)(b)	395	11,645
Theravance, Inc. (a)(b)	2,584	79,949
Threshold Pharmaceuticals, Inc. (a)(b)	1,284	6,112
Trius Therapeutics, Inc. (a)(c)	976	0
United Therapeutics Corp. (a)(b)	1,284	120,734
Vanda Pharmaceuticals, Inc. (a)	790	12,837
Verastem, Inc. (a)(b)	395	4,262
Vertex Pharmaceuticals, Inc. (a)	6,605	467,106
Vical, Inc. (a)(b)	2,073	2,674
XOMA Corp. (a)	1,679	8,748

		14,396,388

BUILDING PRODUCTS — 0.2%
A.O. Smith Corp.	2,173	100,001
AAON, Inc. (b)	790	22,017
Allegion PLC	2,732	142,528
American Woodmark Corp. (a)	296	9,963
Apogee Enterprises, Inc.	790	26,252
Armstrong World Industries, Inc. (a)	790	42,068
Builders FirstSource, Inc. (a)(b)	1,230	11,205
Fortune Brands Home & Security, Inc.	4,526	190,454
Gibraltar Industries, Inc. (a)	889	16,775
Griffon Corp.	1,185	14,149
Insteel Industries, Inc.	494	9,717
Lennox International, Inc.	1,383	125,729
Masco Corp.	9,817	218,036
NCI Building Systems, Inc. (a)	593	10,354
Nortek, Inc. (a)	296	24,334
Owens Corning	3,260	140,734
PGT, Inc. (a)	889	10,232
Ply Gem Holdings, Inc. (a)(b)	395	4,989
Quanex Building Products Corp. (b)	974	20,142
Simpson Manufacturing Co., Inc.	1,123	39,676
Trex Co., Inc. (a)	494	36,141
Universal Forest Products, Inc. (b)	593	32,817
USG Corp. (a)	2,155	70,512

		1,318,825

CAPITAL MARKETS — 2.2%
Affiliated Managers Group, Inc. (a)	1,496	299,275
Ameriprise Financial, Inc.	5,576	613,750
Arlington Asset Investment Corp. (Class A) (b)	395	10,460
Artisan Partners Asset Management, Inc.	395	25,379
BGC Partners, Inc. (Class A)	3,456	22,602
BlackRock, Inc.	3,649	1,147,538
Calamos Asset Management, Inc. (Class A)	593	7,668
Cohen & Steers, Inc. (b)	494	19,686
Cowen Group, Inc. (Class A) (a)	2,667	11,761
Diamond Hill Investment Group, Inc. (b)	43	5,652
E*TRADE Financial Corp. (a)	7,902	181,904
Eaton Vance Corp.	3,282	125,241
Evercore Partners, Inc. (Class A)	889	49,117
FBR & Co. (a)	198	5,114
Federated Investors, Inc. (Class B) (b)	2,509	76,625
Financial Engines, Inc. (b)	1,383	70,229
Franklin Resources, Inc.	11,334	614,076
FXCM, Inc. (Class A) (b)	988	14,593
GAMCO Investors, Inc. (Class A)	198	15,375
GFI Group, Inc.	1,877	6,663
Greenhill & Co., Inc. (b)	790	41,064
HFF, Inc. (Class A)	889	29,879
ICG Group, Inc. (a)	1,087	22,197
Intl. FCStone, Inc. (a)(b)	435	8,182
Invesco, Ltd.	12,254	453,398
Investment Technology Group, Inc. (a)	988	19,958
Janus Capital Group, Inc. (b)	4,136	44,958
KCG Holdings, Inc. (Class A) (a)(b)	2,002	23,884
Ladenburg Thalmann Financial Services, Inc. (a)(b)	2,865	8,652
Lazard, Ltd. (Class A)	3,556	167,452
Legg Mason, Inc. (b)	3,053	149,719
LPL Investment Holdings, Inc.	1,581	83,066
Manning & Napier, Inc.	395	6,624
Morgan Stanley	41,951	1,307,613
Northern Trust Corp.	6,622	434,138
Piper Jaffray Co., Inc. (a)	494	22,625
Raymond James Financial, Inc.	3,325	185,967
Safeguard Scientifics, Inc. (a)(b)	593	13,153
SEI Investments Co.	3,978	133,701
State Street Corp. (d)	11,928	829,592
Stifel Financial Corp. (a)	1,799	89,518
T. Rowe Price Group, Inc.	7,160	589,626
TD Ameritrade Holding Corp.	6,433	218,400
The Bank of New York Mellon Corp.	32,529	1,147,948
The Charles Schwab Corp.	30,217	825,831
The Goldman Sachs Group, Inc.	12,700	2,080,895
Virtus Investment Partners, Inc. (a)	198	34,288
Waddell & Reed Financial, Inc. (Class A)	2,320	170,798
Walter Investment Management Corp. (a)(b)	1,011	30,158
Westwood Holdings Group, Inc. (b)	198	12,413
WisdomTree Investments, Inc. (a)(b)	2,766	36,290

		12,544,695

CHEMICALS — 2.4%
A. Schulman, Inc.	790	28,645
Advanced Emissions Solutions, Inc. (a)	592	14,528
Air Products & Chemicals, Inc.	5,717	680,552
Airgas, Inc.	1,775	189,055
Albemarle Corp.	2,371	157,482
American Vanguard Corp. (b)	790	17,104
Ashland, Inc.	2,211	219,950
Axiall Corp.	1,877	84,315
Balchem Corp.	790	41,175
Cabot Corp.	1,756	103,709
Calgon Carbon Corp. (a)	1,461	31,894
Celanese Corp. (Series A)	4,384	243,356

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

CF Industries Holdings, Inc.	1,630	$424,843
Chemtura Corp. (a)	2,667	67,448
Cytec Industries, Inc.	1,185	115,668
E. I. du Pont de Nemours & Co.	25,620	1,719,102
Eastman Chemical Co.	4,257	366,996
Ecolab, Inc.	7,244	782,280
Ferro Corp. (a)	1,976	26,992
Flotek Industries, Inc. (a)(b)	1,284	35,759
FMC Corp.	3,774	288,937
FutureFuel Corp. (b)	593	12,038
H.B. Fuller Co.	1,383	66,771
Hawkins, Inc. (b)	296	10,875
Huntsman Corp.	5,333	130,232
Innophos Holdings, Inc.	593	33,623
Innospec, Inc.	690	31,209
International Flavors & Fragrances, Inc.	2,272	217,362
Intrepid Potash, Inc. (a)(b)	1,482	22,912
Koppers Holdings, Inc.	593	24,449
Kraton Performance Polymers, Inc. (a)	889	23,238
Kronos Worldwide, Inc. (b)	593	9,891
Landec Corp. (a)	690	7,700
LSB Industries, Inc. (a)(b)	494	18,486
LyondellBasell Industries NV	10,620	944,543
Minerals Technologies, Inc.	988	63,785
Monsanto Co.	14,899	1,695,059
NewMarket Corp. (b)	296	115,671
Olin Corp. (b)	2,173	59,997
OM Group, Inc.	889	29,533
Omnova Solutions, Inc. (a)	1,284	13,328
PolyOne Corp.	2,766	101,402
Praxair, Inc.	8,177	1,070,942
Quaker Chemical Corp. (b)	395	31,138
Rockwood Holdings, Inc.	2,173	161,671
RPM International, Inc.	3,655	152,925
Sensient Technologies Corp.	1,383	78,015
Sigma-Aldrich Corp.	3,321	310,115
Stepan Co.	555	35,831
Taminco Corp. (a)	395	8,299
The Dow Chemical Co.	33,812	1,642,925
The Mosaic Co.	8,245	412,250
The Scotts Miracle-Gro Co. (Class A)	1,185	72,617
The Sherwin-Williams Co.	2,477	488,291
Tredegar Corp.	690	15,877
Valspar Corp.	2,470	178,136
W.R. Grace & Co. (a)	2,073	205,579
Westlake Chemical Corp.	1,186	78,490
Zep, Inc.	593	10,496

		14,225,491

COMMERCIAL SERVICES & SUPPLIES — 0.6%
ABM Industries, Inc.	1,482	42,593
ACCO Brands Corp. (a)(b)	3,114	19,182
Avery Dennison Corp.	2,756	139,647
Ceco Environmental Corp. (b)	427	7,084
Cintas Corp. (b)	2,869	171,021
Clean Harbors, Inc. (a)(b)	1,679	91,992
Copart, Inc. (a)	3,062	111,426
Courier Corp.	317	4,882
Covanta Holding Corp. (b)	2,956	53,356
Deluxe Corp.	1,383	72,566
EnerNOC, Inc. (a)	690	15,373
Ennis, Inc.	754	12,494
G & K Services, Inc. (Class A)	494	30,218
Healthcare Services Group, Inc. (b)	1,877	54,546
Herman Miller, Inc.	1,586	50,958
HNI Corp. (b)	1,284	46,943
Innerworkings, Inc. (a)(b)	1,185	9,077
Interface, Inc.	1,679	34,503
Iron Mountain, Inc.	4,705	129,717
KAR Auction Services, Inc.	2,073	62,916
Knoll, Inc.	1,284	23,356
McGrath Rentcorp	690	24,122
Mobile Mini, Inc.	1,087	47,132
MSA Safety, Inc.	790	45,030
Multi-Color Corp. (b)	296	10,360
Performant Financial Corp. (a)(b)	593	5,367
Pitney Bowes, Inc. (b)	5,588	145,232
Quad Graphics, Inc.	690	16,181
R.R. Donnelley & Sons Co.	5,308	95,013
Republic Services, Inc.	7,448	254,424
Rollins, Inc.	1,778	53,767
Schawk, Inc.	395	7,896
SP Plus Corp. (a)	395	10,377
Steelcase, Inc. (Class A)	2,371	39,382
Stericycle, Inc. (a)	2,410	273,824
Team, Inc. (a)(b)	593	25,416
Tetra Tech, Inc. (a)	1,778	52,611
The ADT Corp. (b)	4,560	136,572
The Brink’s Co.	1,284	36,658
The Geo Group, Inc.	1,976	63,706
UniFirst Corp.	395	43,426
United Stationers, Inc.	1,087	44,643
US Ecology, Inc.	494	18,337
Viad Corp.	593	14,256
Waste Connections, Inc.	3,404	149,299
Waste Management, Inc.	12,868	541,357
West Corp. (b)	593	14,191

		3,352,429

COMMUNICATIONS EQUIPMENT — 1.7%
ADTRAN, Inc. (b)	1,679	40,984
Arris Group, Inc. (a)	3,220	90,740
Aruba Networks, Inc. (a)(b)	3,161	59,269
Black Box Corp.	395	9,614
Brocade Communications Systems, Inc. (a)	12,186	129,293
CalAmp Corp. (a)(b)	988	27,536
Calix, Inc. (a)	1,087	9,163
Ciena Corp. (a)(b)	2,841	64,604
Cisco Systems, Inc.	148,037	3,317,509
CommScope Holding Co., Inc. (a)	1,114	27,494
Comtech Telecommunications Corp.	503	16,026
Digi International, Inc. (a)	690	7,004
EchoStar Corp. (Class A) (a)	1,113	52,934
Emulex Corp. (a)	2,550	18,845
Extreme Networks, Inc. (a)	2,568	14,894
F5 Networks, Inc. (a)	2,168	231,174
Finisar Corp. (a)(b)	2,586	68,555
Harmonic, Inc. (a)	3,088	22,048
Harris Corp.	3,040	222,406
Infinera Corp. (a)(b)	3,161	28,702
InterDigital, Inc. (b)	1,138	37,679
Ixia (a)	1,581	19,762

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

JDS Uniphase Corp. (a)	6,399	$89,586
Juniper Networks, Inc. (a)	13,982	360,176
KVH Industries, Inc. (a)	395	5,198
Motorola Solutions, Inc.	6,010	386,383
Netgear, Inc. (a)(b)	1,087	36,665
Oplink Communications, Inc. (a)	494	8,872
Palo Alto Networks, Inc. (a)(b)	889	60,985
Parkervision, Inc. (a)(b)	2,470	11,856
Plantronics, Inc.	1,169	51,962
Polycom, Inc. (a)	4,716	64,704
Procera Networks, Inc. (a)(b)	593	6,161
QUALCOMM, Inc.	47,936	3,780,233
Riverbed Technology, Inc. (a)	4,493	88,557
Ruckus Wireless, Inc. (a)	1,185	14,410
ShoreTel, Inc. (a)	1,581	13,597
Sonus Networks, Inc. (a)	5,927	19,974
Ubiquiti Networks, Inc. (a)	395	17,961
ViaSat, Inc. (a)(b)	1,087	75,046

		9,608,561

CONSTRUCTION & ENGINEERING — 0.3%
Aecom Technology Corp. (a)	2,864	92,135
Aegion Corp. (a)(b)	1,087	27,512
Argan, Inc.	395	11,743
Chicago Bridge & Iron Co. NV	2,766	241,057
Comfort Systems USA, Inc.	988	15,057
Dycom Industries, Inc. (a)	889	28,101
EMCOR Group, Inc.	1,897	88,761
Fluor Corp.	4,483	348,464
Furmanite Corp. (a)	988	9,702
Granite Construction, Inc. (b)	1,087	43,404
Great Lakes Dredge & Dock Corp. (a)	1,679	15,329
Jacobs Engineering Group, Inc. (a)	3,580	227,330
KBR, Inc.	4,025	107,387
Layne Christensen Co. (a)(b)	593	10,787
Mastec, Inc. (a)(b)	1,679	72,936
MYR Group, Inc. (a)	593	15,015
Northwest Pipe Co. (a)(b)	296	10,703
Orion Marine Group, Inc. (a)	790	9,930
Pike Corp. (a)	690	7,424
Primoris Services Corp.	988	29,620
Quanta Services, Inc. (a)	5,709	210,662
Tutor Perini Corp. (a)	988	28,326
URS Corp. (b)	2,111	99,344

		1,750,729

CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	1,403	124,390
Headwaters, Inc. (a)	1,976	26,103
Martin Marietta Materials, Inc. (b)	1,430	183,540
Texas Industries, Inc. (a)(b)	593	53,145
US Concrete, Inc. (a)(b)	395	9,282
Vulcan Materials Co.	3,606	239,619

		636,079

CONSUMER FINANCE — 0.9%
American Express Co.	26,014	2,342,040
Capital One Financial Corp.	16,111	1,243,125
Cash America International, Inc. (b)	790	30,589
Credit Acceptance Corp. (a)	198	28,146
DFC Global Corp. (a)(b)	1,087	9,598
Discover Financial Services	13,485	784,692
Encore Capital Group, Inc. (a)(b)	690	31,533
Ezcorp, Inc. (Class A) (a)	1,383	14,923
First Cash Financial Services, Inc. (a)	790	39,863
Green Dot Corp. (Class A) (a)(b)	690	13,476
Nelnet, Inc. (Class A)	593	24,254
Portfolio Recovery Associates, Inc. (a)(b)	1,482	85,748
Santander Consumer USA Holdings, Inc. (a)	2,900	69,832
SLM Corp.	12,276	300,516
World Acceptance Corp. (a)(b)	296	22,224

		5,040,559

CONTAINERS & PACKAGING — 0.3%
AEP Industries, Inc. (a)	99	3,673
AptarGroup, Inc.	1,877	124,070
Ball Corp.	4,050	221,981
Bemis Co., Inc.	2,865	112,423
Berry Plastics Group, Inc. (a)	1,482	34,308
Crown Holdings, Inc. (a)	3,994	178,692
Graphic Packaging Holding Co. (a)	5,828	59,212
Greif, Inc. (Class A)	889	46,664
MeadWestvaco Corp.	4,832	181,876
Myers Industries, Inc.	790	15,737
Owens-Illinois, Inc. (a)	4,550	153,927
Packaging Corp. of America	2,667	187,677
Rock-Tenn Co. (Class A)	1,976	208,606
Sealed Air Corp.	5,389	177,136
Silgan Holdings, Inc.	1,185	58,681
Sonoco Products Co.	2,766	113,461

		1,878,124

DISTRIBUTORS — 0.1%
Core-Mark Holding Co., Inc.	296	21,490
Genuine Parts Co.	4,283	371,978
LKQ Corp. (a)	8,243	217,203
Pool Corp.	1,257	77,079
VOXX International Corp. (a)	494	6,758

		694,508

DIVERSIFIED CONSUMER SERVICES — 0.2%
American Public Education, Inc. (a)(b)	494	17,330
Apollo Education Group, Inc. (a)	2,652	90,804
Ascent Capital Group Inc (Class A) (a)(b)	401	30,296
Bridgepoint Education, Inc. (a)(b)	494	7,356
Bright Horizons Family Solutions, Inc. (a)	296	11,577
Capella Education Co. (b)	336	21,218
Career Education Corp. (a)(b)	1,489	11,108
Carriage Services, Inc. (b)	395	7,205
Corinthian Colleges, Inc. (a)(b)	2,138	2,950
DeVry Education Group, Inc.	1,771	75,073
Graham Holdings Co. (Class B)	99	69,671
Grand Canyon Education, Inc. (a)	1,284	59,963
H&R Block, Inc.	7,471	225,549
Hillenbrand, Inc.	1,482	47,913
ITT Educational Services, Inc. (a)(b)	689	19,761
K12, Inc. (a)(b)	790	17,893
LifeLock, Inc. (a)(b)	1,679	28,728

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Matthews International Corp. (Class A)	790	$32,240
Regis Corp. (b)	1,284	17,591
Service Corp. International	5,798	115,264
Sotheby’s (b)	1,879	81,830
Steiner Leisure, Ltd. (a)	395	18,269
Strayer Education, Inc. (a)	308	14,300
Universal Technical Institute, Inc.	593	7,679
Weight Watchers International, Inc. (b)	790	16,227

		1,047,795

DIVERSIFIED FINANCIAL SERVICES — 1.5%
Berkshire Hathaway, Inc. (Class B) (a)	49,788	6,222,006
CBOE Holdings, Inc.	2,371	134,199
CME Group, Inc.	8,731	646,181
ING US, Inc.	2,073	75,188
Interactive Brokers Group, Inc. (Class A)	1,284	27,824
IntercontinentalExchange Group, Inc.	3,237	640,376
Leucadia National Corp.	8,140	227,920
MarketAxess Holdings, Inc.	988	58,509
Moody’s Corp.	5,373	426,186
MSCI, Inc. (Class A) (a)	3,338	143,601
NewStar Financial, Inc. (a)(b)	690	9,564
PHH Corp. (a)(b)	1,570	40,569
Pico Holdings, Inc. (a)	593	15,412
The NASDAQ OMX Group, Inc.	3,065	113,221

		8,780,756

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.1%
8x8, Inc. (a)(b)	1,976	21,361
AT&T, Inc.	148,902	5,221,993
Atlantic Tele-Network, Inc.	296	19,512
Cbeyond, Inc. (a)	690	5,003
CenturyLink, Inc. (b)	16,775	550,891
Cincinnati Bell, Inc. (a)	5,728	19,819
Cogent Communications Group, Inc.	1,324	47,042
Consolidated Communications Holdings, Inc. (b)	1,132	22,651
Frontier Communications Corp. (b)	27,446	156,442
General Communication, Inc. (Class A) (a)(b)	889	10,144
Hawaiian Telcom Holdco, Inc. (a)(b)	296	8,433
IDT Corp. (Class B)	395	6,581
inContact, Inc. (a)(b)	1,482	14,227
Inteliquent, Inc.	889	12,917
Intelsat SA (a)	593	11,101
Iridium Communications, Inc. (a)(b)	1,778	13,353
Level 3 Communications, Inc. (a)	4,473	175,073
Lumos Networks Corp. (b)	395	5,281
magicJack VocalTec, Ltd. (a)(b)	494	10,488
Premiere Global Services, Inc. (a)	1,284	15,485
Straight Path Communications, Inc. (Class B) (a)(b)	198	1,457
tw telecom, Inc. (a)	4,121	128,822
Verizon Communications, Inc.	114,313	5,437,869
Vonage Holdings Corp. (a)	4,248	18,139
Windstream Holdings, Inc.	16,358	134,790

		12,068,874

ELECTRIC UTILITIES — 1.6%
ALLETE, Inc. (b)	1,087	56,981
American Electric Power Co., Inc.	13,409	679,300
Cleco Corp.	1,679	84,924
Duke Energy Corp.	19,475	1,387,009
Edison International	8,966	507,565
El Paso Electric Co.	1,087	38,838
Entergy Corp.	4,947	330,707
Exelon Corp.	23,621	792,721
FirstEnergy Corp.	11,557	393,285
Great Plains Energy, Inc.	4,248	114,866
Hawaiian Electric Industries, Inc. (b)	2,677	68,049
IDACORP, Inc. (b)	1,383	76,715
ITC Holdings Corp.	4,446	166,058
MGE Energy, Inc. (b)	941	36,915
NextEra Energy, Inc.	11,890	1,136,922
Northeast Utilities	8,640	393,120
NRG Yield, Inc. (Class A) (b)	607	23,995
OGE Energy Corp.	5,433	199,717
Otter Tail Corp. (b)	988	30,420
Pepco Holdings, Inc. (b)	6,886	141,025
Pinnacle West Capital Corp.	2,983	163,051
PNM Resources, Inc.	2,188	59,142
Portland General Electric Co. (b)	2,073	67,041
PPL Corp.	17,947	594,764
Southern Co. (b)	24,338	1,069,412
The Empire District Electric Co.	1,185	28,819
UIL Holdings Corp. (b)	1,889	69,534
Unitil Corp.	353	11,593
UNS Energy Corp. (b)	1,185	71,136
Westar Energy, Inc. (b)	3,065	107,765
Xcel Energy, Inc. (b)	13,684	415,446

		9,316,835

ELECTRICAL EQUIPMENT — 0.8%
Acuity Brands, Inc.	1,185	157,095
AMETEK, Inc.	6,716	345,807
AZZ, Inc. (b)	690	30,829
Brady Corp. (Class A)	1,284	34,861
Capstone Turbine Corp. (a)(b)	8,345	17,775
Eaton Corp. PLC	13,059	980,992
Emerson Electric Co.	20,082	1,341,477
Encore Wire Corp.	593	28,766
EnerSys (b)	1,284	88,968
Franklin Electric Co., Inc.	1,284	54,596
FuelCell Energy, Inc. (a)(b)	4,345	10,776
Generac Holdings, Inc.	1,383	81,555
General Cable Corp. (b)	1,367	35,009
Global Power Equipment Group, Inc.	494	9,826
GrafTech International, Ltd. (a)(b)	3,205	34,999
Hubbell, Inc. (Class B)	1,681	201,501
Polypore International, Inc. (a)(b)	1,284	43,926
Powell Industries, Inc.	296	19,181
Regal-Beloit Corp.	1,284	93,360
Rockwell Automation, Inc.	3,887	484,126
Roper Industries, Inc.	2,775	370,490
SolarCity Corp. (a)(b)	593	37,134
The Babcock & Wilcox Co. (b)	3,107	103,152
Thermon Group Holdings, Inc. (a)	790	18,312

		4,624,513

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.7%
Amphenol Corp. (Class A)	4,414	$404,543
Anixter International, Inc.	790	80,201
Arrow Electronics, Inc. (a)	2,877	170,779
Avnet, Inc.	3,766	175,232
AVX Corp.	1,284	16,923
Badger Meter, Inc. (b)	395	21,765
Belden, Inc.	1,185	82,476
Benchmark Electronics, Inc. (a)	1,532	34,700
Checkpoint Systems, Inc. (a)	1,087	14,588
Cognex Corp. (a)	2,369	80,214
Coherent, Inc. (a)	690	45,092
Corning, Inc.	37,625	783,352
CTS Corp.	889	18,562
Daktronics, Inc.	988	14,217
Dolby Laboratories, Inc. (Class A) (a)(b)	1,243	55,313
DTS, Inc. (a)(b)	494	9,761
Electro Rent Corp. (b)	494	8,689
Electro Scientific Industries, Inc.	690	6,797
Fabrinet (a)	790	16,408
FARO Technologies, Inc. (a)	494	26,182
FEI Co.	1,285	132,381
FLIR Systems, Inc.	3,947	142,092
GSI Group, Inc. (a)	790	10,317
II-VI, Inc. (a)	1,383	21,340
Ingram Micro, Inc. (Class A) (a)	4,149	122,644
Insight Enterprises, Inc. (a)	1,185	29,755
InvenSense, Inc. (a)(b)	1,581	37,422
IPG Photonics Corp. (a)(b)	889	63,190
Itron, Inc. (a)(b)	1,044	37,104
Jabil Circuit, Inc.	5,586	100,548
Kemet Corp. (a)	1,284	7,460
Knowles Corp. (a)	2,435	76,873
Littelfuse, Inc.	593	55,529
Maxwell Technologies, Inc. (a)	790	10,207
Measurement Specialties, Inc. (a)	395	26,801
Mercury Computer Systems, Inc. (a)	889	11,744
Methode Electronics, Inc. (Class A)	988	30,292
Mettler-Toledo International, Inc. (a)	891	209,991
MTS Systems Corp. (b)	395	27,054
National Instruments Corp.	2,701	77,492
Newport Corp. (a)	1,087	22,479
OSI Systems, Inc. (a)(b)	593	35,497
Park Electrochemical Corp. (b)	593	17,713
Plexus Corp. (a)	988	39,589
RealD, Inc. (a)	1,087	12,142
Rofin-Sinar Technologies, Inc. (a)(b)	790	18,928
Rogers Corp. (a)	494	30,835
Sanmina Corp. (a)	2,242	39,123
Scansource, Inc. (a)	790	32,208
SYNNEX Corp. (a)	690	41,821
Tech Data Corp. (a)	1,069	65,166
Trimble Navigation, Ltd. (a)	7,049	273,995
TTM Technologies, Inc. (a)(b)	1,482	12,523
Universal Display Corp. (a)(b)	1,087	34,686
Vishay Intertechnology, Inc. (b)	3,621	53,880
Vishay Precision Group, Inc. (a)	352	6,118
Zebra Technologies Corp. (Class A) (a)	1,412	98,007
Zygo Corp. (a)(b)	494	7,504

		4,138,244

ENERGY EQUIPMENT & SERVICES — 1.8%
Atwood Oceanics, Inc. (a)	1,581	79,667
Baker Hughes, Inc.	12,141	789,408
Basic Energy Services, Inc. (a)(b)	811	22,229
Bristow Group, Inc.	988	74,614
C&J Energy Services, Inc. (a)(b)	1,284	37,441
Cal Dive International, Inc. (a)(b)	2,667	4,534
Cameron International Corp. (a)	5,885	363,516
CARBO Ceramics, Inc. (b)	593	81,828
Dawson Geophysical Co.	198	5,546
Diamond Offshore Drilling, Inc. (b)	1,860	90,694
Dresser-Rand Group, Inc. (a)	2,126	124,180
Dril-Quip, Inc. (a)	1,087	121,853
Era Group, Inc. (a)	593	17,381
Exterran Holdings, Inc.	1,626	71,349
FMC Technologies, Inc. (a)	6,543	342,133
Forum Energy Technologies, Inc. (a)	1,087	33,675
Frank’s International NV	1,417	35,113
Geospace Technologies Corp. (a)(b)	395	26,137
Gulf Island Fabrication, Inc.	395	8,536
Gulfmark Offshore, Inc. (Class A)	690	31,009
Halliburton Co.	23,431	1,379,852
Helix Energy Solutions Group, Inc. (a)	2,950	67,791
Helmerich & Payne, Inc.	2,568	276,214
Hercules Offshore, Inc. (a)(b)	4,345	19,944
Hornbeck Offshore Services, Inc. (a)(b)	988	41,308
ION Geophysical Corp. (a)(b)	3,706	15,602
Key Energy Services, Inc. (a)	4,149	38,337
Matrix Service Co. (a)	690	23,308
McDermott International, Inc. (a)(b)	6,558	51,284
Mitcham Industries, Inc. (a)	395	5,506
Nabors Industries, Ltd.	8,113	199,985
National Oilwell Varco, Inc.	11,935	929,378
Natural Gas Services Group, Inc. (a)	296	8,921
Newpark Resources, Inc. (a)(b)	2,371	27,148
Nuverra Environmental Solutions, Inc. (a)(b)	395	8,015
Oceaneering International, Inc.	3,015	216,658
Oil States International, Inc. (a)	1,482	146,125
Parker Drilling Co. (a)	3,260	23,113
Patterson-UTI Energy, Inc.	4,051	128,336
PHI, Inc. (a)(b)	395	17,475
Pioneer Energy Services Corp. (a)	1,679	21,743
RigNet, Inc. (a)	296	15,934
Rowan Cos. PLC (a)	3,431	115,556
RPC, Inc. (b)	1,778	36,307
Schlumberger, Ltd.	36,889	3,596,677
SEACOR Holdings, Inc. (a)(b)	593	51,247
Seadrill, Ltd. (b)	9,780	343,865
Superior Energy Services, Inc.	4,401	135,375
Tesco Corp. (a)	790	14,615
Tetra Technologies, Inc. (a)	2,173	27,814
TGC Industries, Inc. (a)	569	3,386
Tidewater, Inc.	1,371	66,658
Unit Corp. (a)	1,383	90,420
Vantage Drilling Co. (a)(b)	5,532	9,460

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Willbros Group, Inc. (a)	1,087	$13,718

		10,527,918

FOOD & STAPLES RETAILING — 2.0%
Casey’s General Stores, Inc. (b)	1,087	73,470
Costco Wholesale Corp.	12,223	1,365,065
CVS Caremark Corp.	33,987	2,544,267
Fairway Group Holdings Corp. (a)(b)	395	3,018
Ingles Markets, Inc. (Class A)	395	9,409
Natural Grocers by Vitamin Cottage, Inc. (a)(b)	198	8,645
PriceSmart, Inc. (b)	494	49,859
Rite Aid Corp. (a)	20,151	126,347
Roundy’s, Inc. (b)	690	4,747
Safeway, Inc.	6,684	246,907
Spartan Stores, Inc.	948	22,003
Sprouts Farmers Market, Inc. (a)(b)	607	21,870
SUPERVALU, Inc. (a)(b)	5,547	37,942
Susser Holdings Corp. (a)	494	30,860
Sysco Corp.	16,365	591,267
The Andersons, Inc.	741	43,897
The Chefs’ Warehouse, Inc. (a)(b)	395	8,453
The Fresh Market, Inc. (a)(b)	1,087	36,523
The Kroger Co.	14,294	623,933
The Pantry, Inc. (a)	690	10,585
United Natural Foods, Inc. (a)	1,383	98,082
Village Super Market, Inc. (Class A)	198	5,227
Wal-Mart Stores, Inc.	44,637	3,411,606
Walgreen Co.	26,455	1,746,824
Weis Markets, Inc. (b)	296	14,578
Whole Foods Market, Inc.	10,264	520,487

		11,655,871

FOOD PRODUCTS — 1.6%
Annie’s, Inc. (a)(b)	395	15,875
Archer-Daniels-Midland Co.	18,133	786,791
B&G Foods, Inc. (b)	1,482	44,623
Boulder Brands, Inc. (a)(b)	1,679	29,584
Bunge, Ltd.	4,085	324,798
Cal-Maine Foods, Inc. (b)	395	24,798
Calavo Growers, Inc. (b)	296	10,532
Campbell Soup Co. (b)	4,805	215,648
Chiquita Brands International, Inc. (a)	1,284	15,986
ConAgra Foods, Inc.	11,454	355,418
Darling International, Inc. (a)	4,374	87,567
Dean Foods Co.	2,578	39,856
Diamond Foods, Inc. (a)(b)	593	20,713
Flowers Foods, Inc. (b)	4,675	100,279
Fresh Del Monte Produce, Inc.	1,087	29,969
General Mills, Inc.	17,760	920,323
Hain Celestial Group, Inc. (a)	1,087	99,428
Hillshire Brands Co.	3,359	125,156
Hormel Foods Corp.	3,655	180,082
Ingredion, Inc.	2,173	147,938
J&J Snack Foods Corp.	395	37,908
Kellogg Co.	7,147	448,188
Keurig Green Mountain, Inc.	4,149	438,093
Kraft Foods Group, Inc.	16,384	919,142
Lancaster Colony Corp. (b)	494	49,113
Limoneira Co. (b)	296	6,713
McCormick & Co., Inc.	3,666	262,999
Mead Johnson Nutrition Co.	5,553	461,676
Mondelez International, Inc. (Class A)	49,761	1,719,243
Pilgrim’s Pride Corp. (a)	1,679	35,125
Pinnacle Foods, Inc.	889	26,546
Post Holdings, Inc. (a)	889	49,002
Sanderson Farms, Inc. (b)	630	49,449
Seaboard Corp. (a)	8	20,972
Seneca Foods Corp. (Class A) (a)	198	6,233
Snyders-Lance, Inc. (b)	1,284	36,196
The Hershey Co.	4,158	434,095
The J.M. Smucker Co.	2,980	289,775
Tootsie Roll Industries, Inc. (b)	509	15,234
TreeHouse Foods, Inc. (a)	1,039	74,798
Tyson Foods, Inc. (Class A)	7,700	338,877
WhiteWave Foods Co. (Class A) (a)	3,770	107,596

		9,402,337

GAS UTILITIES — 0.2%
AGL Resources, Inc.	3,260	159,610
Atmos Energy Corp.	2,470	116,411
Delta Natural Gas Co., Inc. (b)	181	3,750
National Fuel Gas Co. (b)	2,073	145,193
New Jersey Resources Corp. (b)	1,185	59,013
Northwest Natural Gas Co. (b)	790	34,768
ONE Gas, Inc. (a)	1,407	50,554
Piedmont Natural Gas Co., Inc.	2,073	73,363
Questar Corp.	4,842	115,143
South Jersey Industries, Inc. (b)	889	49,864
Southwest Gas Corp.	1,284	68,630
The Laclede Group, Inc.	889	41,916
UGI Corp.	3,161	144,173
WGL Holdings, Inc. (b)	1,383	55,403

		1,117,791

HEALTH CARE EQUIPMENT & SUPPLIES — 2.2%
Abaxis, Inc. (a)(b)	593	23,056
Abbott Laboratories	43,460	1,673,645
ABIOMED, Inc. (a)(b)	1,065	27,733
Accuray, Inc. (a)(b)	2,073	19,901
Alere, Inc. (a)(b)	2,284	78,455
Align Technology, Inc. (a)	1,976	102,337
Analogic Corp.	296	24,305
AngioDynamics, Inc. (a)	690	10,868
Anika Therapeutics, Inc. (a)	296	12,166
Antares Pharma, Inc. (a)	3,062	10,717
ArthroCare Corp. (a)	790	38,070
AtriCure, Inc. (a)	593	11,154
Baxter International, Inc.	15,185	1,117,312
Becton, Dickinson and Co.	5,358	627,315
Boston Scientific Corp. (a)	37,112	501,754
C.R. Bard, Inc.	2,079	307,650
Cantel Medical Corp.	889	29,977
Cardiovascular Systems, Inc. (a)	593	18,851
CareFusion Corp. (a)	6,054	243,492
Cerus Corp. (a)(b)	1,877	9,010
CONMED Corp.	790	34,326
Covidien PLC	13,232	974,669
Cyberonics, Inc. (a)(b)	790	51,548
Cynosure, Inc. (Class A) (a)	494	14,474
DENTSPLY International, Inc.	3,911	180,062
DexCom, Inc. (a)	1,976	81,727
Edwards Lifesciences Corp. (a)(b)	3,152	233,784
Endologix, Inc. (a)(b)	1,778	22,883

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

GenMark Diagnostics, Inc. (a)(b)	790	$7,853
Globus Medical, Inc. (Class A) (a)	1,482	39,406
Greatbatch, Inc. (a)	690	31,685
Haemonetics Corp. (a)(b)	1,383	45,072
HealthStream, Inc. (a)	593	15,833
HeartWare International, Inc. (a)(b)	494	46,327
Hill-Rom Holdings, Inc. (b)	1,679	64,709
Hologic, Inc. (a)(b)	7,444	160,046
ICU Medical, Inc. (a)	395	23,653
IDEXX Laboratories, Inc. (a)(b)	1,482	179,915
Insulet Corp. (a)(b)	1,482	70,276
Integra LifeSciences Holdings Corp. (a)(b)	593	27,272
Intuitive Surgical, Inc. (a)	1,084	474,781
Invacare Corp.	889	16,953
Masimo Corp. (a)(b)	1,305	35,640
Medtronic, Inc.	28,021	1,724,412
Meridian Bioscience, Inc. (b)	1,185	25,821
Merit Medical Systems, Inc. (a)(b)	1,185	16,946
Natus Medical, Inc. (a)	790	20,382
Neogen Corp. (a)(b)	1,035	46,523
NuVasive, Inc. (a)	1,259	48,358
NxStage Medical, Inc. (a)(b)	1,679	21,390
OraSure Technologies, Inc. (a)	1,482	11,812
Orthofix International NV (a)	494	14,894
PhotoMedex, Inc. (a)(b)	395	6,253
Quidel Corp. (a)(b)	790	21,567
ResMed, Inc. (b)	3,906	174,559
RTI Surgical, Inc. (a)	1,581	6,451
Sirona Dental Systems, Inc. (a)	1,482	110,661
Spectranetics Corp. (a)	1,087	32,947
St. Jude Medical, Inc.	7,785	509,061
Staar Surgical Co. (a)	988	18,574
STERIS Corp.	1,581	75,493
Stryker Corp.	9,309	758,404
SurModics, Inc. (a)	395	8,927
Symmetry Medical, Inc. (a)	988	9,939
TearLab Corp. (a)(b)	690	4,664
Teleflex, Inc.	1,087	116,570
The Cooper Cos., Inc.	1,486	204,117
Thoratec Corp. (a)	1,543	55,255
Tornier NV (a)	690	14,642
Unilife Corp. (a)(b)	2,470	10,053
Utah Medical Products, Inc. (b)	99	5,725
Varian Medical Systems, Inc. (a)	2,980	250,290
Vascular Solutions, Inc. (a)	443	11,602
Volcano Corp. (a)(b)	1,482	29,210
West Pharmaceutical Services, Inc.	1,976	87,043
Wright Medical Group, Inc. (a)	1,087	33,773
Zimmer Holdings, Inc.	4,605	435,541

		12,642,521

HEALTH CARE PROVIDERS & SERVICES — 2.3%
Acadia Healthcare Co., Inc. (a)(b)	988	44,579
Aetna, Inc.	10,688	801,279
Air Methods Corp. (a)(b)	1,087	58,078
Amedisys, Inc. (a)(b)	884	13,163
AmerisourceBergen Corp.	6,398	419,645
AMN Healthcare Services, Inc. (a)	1,284	17,642
AmSurg Corp. (a)	889	41,854
athenahealth, Inc. (a)(b)	1,027	164,566
Bio-Reference Laboratories, Inc. (a)(b)	690	19,099
BioScrip, Inc. (a)(b)	1,581	11,035
Brookdale Senior Living, Inc. (a)	2,766	92,689
Capital Senior Living Corp. (a)	790	20,532
Cardinal Health, Inc.	9,445	660,961
Catamaran Corp. (a)	5,631	252,044
Centene Corp. (a)	1,482	92,254
Chemed Corp. (b)	494	44,188
Chindex International, Inc. (a)(b)	296	5,648
CIGNA Corp.	7,904	661,802
Community Health Systems, Inc. (a)	3,084	120,800
Corvel Corp. (a)	296	14,729
DaVita HealthCare Partners, Inc. (a)	5,036	346,729
Emeritus Corp. (a)	1,087	34,175
Envision Healthcare Holdings, Inc. (a)	1,822	61,638
ExamWorks Group, Inc. (a)	790	27,658
Express Scripts Holding Co. (a)	21,489	1,613,609
Five Star Quality Care, Inc. (a)	1,185	5,759
Gentiva Health Services, Inc. (a)(b)	889	8,108
Hanger, Inc. (a)	988	33,276
HCA Holdings, Inc. (a)	7,409	388,972
Health Net, Inc. (a)	2,229	75,808
HealthSouth Corp.	2,396	86,088
Healthways, Inc. (a)(b)	733	12,564
Henry Schein, Inc. (a)	2,431	290,188
HMS Holdings Corp. (a)(b)	2,371	45,168
Humana, Inc.	4,347	489,994
IPC The Hospitalist Co. (a)	494	24,246
Kindred Healthcare, Inc.	1,482	34,708
Laboratory Corp. of America Holdings (a)	2,560	251,418
Landauer, Inc. (b)	296	13,418
LHC Group, Inc. (a)	296	6,530
LifePoint Hospitals, Inc. (a)	1,284	70,042
Magellan Health Services, Inc. (a)	790	46,887
McKesson Corp.	6,336	1,118,748
MEDNAX, Inc. (a)	2,766	171,437
Molina Healthcare, Inc. (a)(b)	790	29,672
MWI Veterinary Supply, Inc. (a)	395	61,470
National Healthcare Corp. (b)	296	16,508
Omnicare, Inc. (b)	2,861	170,716
Owens & Minor, Inc. (b)	1,778	62,283
Patterson Cos., Inc. (b)	2,370	98,971
PharMerica Corp. (a)	790	22,104
Premier, Inc. (Class A) (a)	911	30,017
Quest Diagnostics, Inc. (b)	4,342	251,489
Select Medical Holdings Corp.	1,383	17,218
Team Health Holdings, Inc. (a)	1,877	83,996
Tenet Healthcare Corp. (a)	2,822	120,810
The Ensign Group, Inc.	494	21,558
The Providence Service Corp. (a)	296	8,371
Triple-S Management Corp. (Class B) (a)	690	11,137
UnitedHealth Group, Inc.	28,392	2,327,860
Universal American Corp.	1,087	7,685
Universal Health Services, Inc. (Class B)	2,470	202,713
US Physical Therapy, Inc.	296	10,233
VCA Antech, Inc. (a)	2,424	78,126
WellCare Health Plans, Inc. (a)	1,241	78,828

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

WellPoint, Inc.	7,828	$779,277

		13,304,797

HEALTH CARE TECHNOLOGY — 0.1%
Allscripts Healthcare Solutions, Inc. (a)(b)	4,939	89,050
Cerner Corp. (a)(b)	8,199	461,194
Computer Programs and Systems, Inc. (b)	296	19,122
MedAssets, Inc. (a)	1,679	41,488
Medidata Solutions, Inc. (a)	1,681	91,345
Merge Healthcare, Inc. (a)(b)	1,778	4,338
Omnicell, Inc. (a)	988	28,277
Vocera Communications, Inc. (a)(b)	593	9,684

		744,498

HOTELS, RESTAURANTS & LEISURE — 2.0%
ARAMARK Holdings Corp.	1,600	46,272
Bally Technologies, Inc. (a)	1,087	72,035
Biglari Holdings, Inc. (a)	47	22,912
BJ’s Restaurants, Inc. (a)(b)	690	22,570
Bloomin’ Brands, Inc. (a)	1,482	35,716
Bob Evans Farms, Inc. (b)	737	36,872
Boyd Gaming Corp. (a)(b)	1,581	20,869
Bravo Brio Restaurant Group, Inc. (a)	494	6,970
Brinker International, Inc. (b)	1,990	104,375
Buffalo Wild Wings, Inc. (a)	494	73,557
Burger King Worldwide, Inc.	2,766	73,437
Caesars Entertainment Corp. (a)(b)	988	18,782
Carnival Corp.	11,478	434,557
Chipotle Mexican Grill, Inc. (a)	889	504,996
Choice Hotels International, Inc. (b)	790	36,340
Churchill Downs, Inc.	395	36,063
Chuy’s Holdings, Inc. (a)(b)	494	21,311
Cracker Barrel Old Country Store, Inc. (b)	697	67,776
Darden Restaurants, Inc. (b)	3,590	182,228
Del Frisco’s Restaurant Group, Inc. (a)(b)	296	8,258
Denny’s Corp. (a)(b)	2,568	16,512
DineEquity, Inc.	494	38,567
Domino’s Pizza, Inc.	1,581	121,690
Dunkin’ Brands Group, Inc. (b)	2,964	148,734
Fiesta Restaurant Group, Inc. (a)	593	27,035
Hilton Worldwide Holdings, Inc. (a)	4,300	95,632
Hyatt Hotels Corp. (Class A) (a)	1,185	63,765
International Game Technology	7,203	101,274
International Speedway Corp. (Class A)	790	26,852
Interval Leisure Group, Inc.	1,037	27,107
Jack in the Box, Inc. (a)	1,185	69,844
Jamba, Inc. (a)(b)	494	5,926
Krispy Kreme Doughnuts, Inc. (a)(b)	1,778	31,524
Las Vegas Sands Corp.	10,785	871,212
Life Time Fitness, Inc. (a)(b)	1,185	56,998
Marcus Corp.	494	8,250
Marriott International, Inc. (Class A) (b)	6,406	358,864
Marriott Vacations Worldwide Corp. (a)	788	44,057
McDonald’s Corp.	27,829	2,728,077
MGM Resorts International (a)	10,233	264,625
Morgans Hotel Group Co. (a)(b)	690	5,548
Multimedia Games Holding Co., Inc. (a)	790	22,942
Norwegian Cruise Line Holdings, Ltd. (a)	790	25,493
Orient-Express Hotels, Ltd. (Class A) (a)	2,667	38,431
Panera Bread Co. (Class A) (a)(b)	812	143,294
Papa John’s International, Inc.	790	41,167
Penn National Gaming, Inc. (a)(b)	1,893	23,322
Pinnacle Entertainment, Inc. (a)	1,581	37,470
Popeyes Louisiana Kitchen, Inc. (a)	690	28,042
Red Robin Gourmet Burgers, Inc. (a)	395	28,314
Royal Caribbean Cruises, Ltd.	4,516	246,393
Ruby Tuesday, Inc. (a)(b)	1,679	9,419
Ruth’s Hospitality Group, Inc.	988	11,945
Scientific Games Corp. (Class A) (a)	1,294	17,767
SeaWorld Entertainment, Inc.	790	23,882
Six Flags Entertainment Corp. (b)	1,778	71,387
Sonic Corp. (a)	1,581	36,031
Speedway Motorsports, Inc.	296	5,544
Starbucks Corp.	20,846	1,529,679
Starwood Hotels & Resorts Worldwide, Inc.	5,405	430,238
Texas Roadhouse, Inc.	1,679	43,788
The Cheesecake Factory, Inc. (b)	1,420	67,635
The Wendy’s Co. (b)	7,126	64,989
Town Sports International Holdings, Inc.	690	5,858
Vail Resorts, Inc. (b)	988	68,864
Wyndham Worldwide Corp.	3,773	276,297
Wynn Resorts, Ltd.	2,264	502,948
Yum! Brands, Inc.	12,395	934,459

		11,673,587

HOUSEHOLD DURABLES — 0.5%
Beazer Homes USA, Inc. (a)(b)	690	13,855
Cavco Industries, Inc. (a)	198	15,533
CSS Industries, Inc.	198	5,346
D.R. Horton, Inc. (b)	7,786	168,567
Ethan Allen Interiors, Inc.	690	17,561
Garmin, Ltd. (b)	3,418	188,879
Harman International Industries, Inc.	1,900	202,160
Helen of Troy, Ltd. (a)	889	61,545
Hovnanian Enterprises, Inc. (Class A) (a)(b)	3,161	14,952
iRobot Corp. (a)(b)	790	32,429
Jarden Corp. (a)	3,770	225,559
KB Home (b)	2,300	39,077
La-Z-Boy, Inc.	1,482	40,162
Leggett & Platt, Inc. (b)	3,916	127,818
Lennar Corp. (Class A) (b)	4,509	178,647
Libbey, Inc. (a)(b)	593	15,418
M.D.C. Holdings, Inc. (b)	1,087	30,740
M/I Homes, Inc. (a)	690	15,470
Meritage Homes Corp. (a)	988	41,377
Mohawk Industries, Inc. (a)	1,663	226,135
NACCO Industries, Inc. (Class A)	181	9,812
Newell Rubbermaid, Inc.	7,932	237,167
NVR, Inc. (a)	147	168,609
Pulte Group, Inc.	10,662	204,604
Standard Pacific Corp. (a)(b)	4,050	33,655

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Taylor Morrison Home Corp. (Class A) (a)	889	$20,892
Tempur Sealy International, Inc. (a)(b)	1,679	85,075
The Ryland Group, Inc. (b)	1,279	51,070
Toll Brothers, Inc. (a)	4,654	167,079
TRI Pointe Homes, Inc. (a)(b)	395	6,411
Tupperware Brands Corp. (b)	1,482	124,132
Universal Electronics, Inc. (a)	395	15,164
Whirlpool Corp.	2,218	331,502
William Lyon Homes (Class A) (a)(b)	395	10,906

		3,127,308

HOUSEHOLD PRODUCTS — 1.7%
Central Garden & Pet Co. (Class A) (a)	1,185	9,800
Church & Dwight Co., Inc.	3,823	264,055
Colgate-Palmolive Co.	25,993	1,686,166
Energizer Holdings, Inc.	1,874	188,787
Harbinger Group, Inc. (a)	889	10,872
Kimberly-Clark Corp.	10,592	1,167,768
Spectrum Brands Holdings, Inc.	593	47,262
The Clorox Co. (b)	3,655	321,677
The Procter & Gamble Co.	75,855	6,113,913
WD-40 Co. (b)	395	30,640

		9,840,940

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
Atlantic Power Corp. (b)	3,260	9,454
Calpine Corp. (a)	10,893	227,773
Dynegy, Inc. (a)(b)	2,766	68,984
NRG Energy, Inc.	8,860	281,748
Ormat Technologies, Inc.	494	14,825
The AES Corp.	17,109	244,316

		847,100

INDUSTRIAL CONGLOMERATES — 2.0%
3M Co.	19,201	2,604,808
Carlisle Cos., Inc.	1,778	141,066
Danaher Corp.	16,757	1,256,775
General Electric Co.	286,051	7,405,860
Raven Industries, Inc. (b)	1,025	33,569

		11,442,078

INSURANCE — 3.1%
ACE, Ltd.	9,403	931,461
Aflac, Inc.	12,883	812,144
Alleghany Corp. (a)	494	201,246
Allied World Assurance Company Holdings, Ltd.	988	101,952
Ambac Financial Group, Inc. (a)(b)	1,284	39,843
American Equity Investment Life Holding Co. (b)	1,778	41,996
American Financial Group, Inc.	2,173	125,404
American International Group, Inc.	41,042	2,052,510
American National Insurance Co.	198	22,384
AMERISAFE, Inc.	494	21,692
Amtrust Financial Services, Inc. (b)	868	32,645
Aon PLC	8,776	739,641
Arch Capital Group, Ltd. (a)	3,655	210,309
Argo Group International Holdings, Ltd.	790	36,261
Arthur J. Gallagher & Co.	3,529	167,910
Aspen Insurance Holdings, Ltd.	1,778	70,587
Assurant, Inc.	2,089	135,701
Assured Guaranty, Ltd.	5,325	134,829
Axis Capital Holdings, Ltd.	3,260	149,471
Baldwin & Lyons, Inc. (Class B)	296	7,782
Brown & Brown, Inc.	3,260	100,278
Cincinnati Financial Corp.	4,471	217,559
Citizens, Inc. (a)(b)	1,185	8,769
CNA Financial Corp.	690	29,477
CNO Financial Group, Inc.	6,125	110,863
eHealth, Inc. (a)	494	25,095
Employers Holdings, Inc.	889	17,984
Endurance Specialty Holdings, Ltd.	1,185	63,789
Enstar Group, Ltd. (a)(b)	296	40,348
Erie Indemnity Co. (Class A)	690	48,134
Everest Re Group, Ltd.	1,407	215,341
FBL Financial Group, Inc. (Class A)	198	8,577
Fidelity National Financial, Inc. (Class A)	7,577	238,221
First American Financial Corp. (b)	2,964	78,694
Genworth Financial, Inc. (Class A) (a)	13,552	240,277
Global Indemnity PLC (a)	296	7,797
Greenlight Capital Re, Ltd. (Class A) (a)	790	25,912
Hartford Financial Services Group, Inc.	12,546	442,497
HCC Insurance Holdings, Inc.	2,766	125,825
HCI Group, Inc. (b)	296	10,774
Hilltop Holdings, Inc. (a)	1,679	39,943
Horace Mann Educators Corp.	1,087	31,523
Infinity Property & Casualty Corp.	296	20,018
Kemper Corp.	1,284	50,294
Lincoln National Corp.	7,378	373,843
Loews Corp.	8,422	370,989
Maiden Holdings, Ltd. (b)	1,383	17,260
Markel Corp. (a)	395	235,460
Marsh & McLennan Cos., Inc.	15,197	749,212
MBIA, Inc. (a)	3,932	55,009
Meadowbrook Insurance Group, Inc. (b)	1,383	8,063
Mercury General Corp.	690	31,105
MetLife, Inc.	24,643	1,301,150
Montpelier Re Holdings, Ltd.	1,284	38,212
National Interstate Corp. (b)	198	5,308
National Western Life Insurance Co. (Class A)	99	24,206
Old Republic International Corp.	7,136	117,030
OneBeacon Insurance Group, Ltd. (Class A)	593	9,168
PartnerRe, Ltd.	1,623	167,981
Platinum Underwriters Holdings, Ltd.	889	53,429
Primerica, Inc.	1,581	74,481
Principal Financial Group, Inc.	8,044	369,944
ProAssurance Corp.	1,656	73,742
Protective Life Corp.	2,169	114,068
Prudential Financial, Inc.	12,975	1,098,334
Reinsurance Group of America, Inc.	2,011	160,136
RenaissanceRe Holdings, Ltd.	1,189	116,046
RLI Corp. (b)	1,187	52,513

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Safety Insurance Group, Inc.	395	$21,271
Selective Insurance Group, Inc.	1,533	35,750
StanCorp Financial Group, Inc.	1,185	79,158
State Auto Financial Corp.	395	8,417
Stewart Information Services Corp.	582	20,446
Symetra Financial Corp.	2,272	45,031
The Allstate Corp.	12,893	729,486
The Chubb Corp.	7,171	640,370
The Hanover Insurance Group, Inc.	1,192	73,236
The Navigators Group, Inc. (a)	296	18,171
The Phoenix Cos., Inc. (a)	208	10,764
The Progressive Corp.	16,640	403,021
The Travelers Cos., Inc.	9,824	836,022
Torchmark Corp.	2,502	196,907
Tower Group International, Ltd.	1,581	4,269
United Fire Group, Inc.	593	17,998
Universal Insurance Holdings, Inc. (b)	790	10,033
Unum Group	7,397	261,188
Validus Holdings, Ltd.	2,870	108,228
W.R. Berkley Corp.	3,019	125,651
White Mountains Insurance Group, Ltd.	198	118,780
XL Group PLC	7,993	249,781

		17,864,424

INTERNET & CATALOG RETAIL — 1.2%
Amazon.com, Inc. (a)	10,157	3,418,034
Blue Nile, Inc. (a)(b)	296	10,301
Expedia, Inc.	2,888	209,380
FTD Cos., Inc. (a)(b)	512	16,287
Groupon, Inc. (a)(b)	11,558	90,615
HomeAway, Inc. (a)	1,581	59,556
HSN, Inc.	938	56,027
Liberty Interactive Corp. (Class A) (a)	14,547	419,972
Liberty Ventures, (Series A) (a)	1,161	151,313
Netflix, Inc. (a)	1,344	473,128
NutriSystem, Inc. (b)	790	11,905
Orbitz Worldwide, Inc. (a)	690	5,410
Overstock.com, Inc. (a)	296	5,831
PetMed Express, Inc. (b)	593	7,952
Priceline.com, Inc. (a)	1,424	1,697,251
Shutterfly, Inc. (a)(b)	1,087	46,393
TripAdvisor, Inc. (a)(b)	3,087	279,651
ValueVision Media, Inc. (Class A) (a)	1,087	5,283

		6,964,289

INTERNET SOFTWARE & SERVICES — 3.0%
Akamai Technologies, Inc. (a)	4,918	286,277
Angie’s List, Inc. (a)(b)	1,185	14,433
AOL, Inc. (a)	2,174	95,156
Bankrate, Inc. (a)	1,284	21,751
Bazaarvoice, Inc. (a)	1,284	9,373
Blucora, Inc. (a)(b)	1,087	21,403
Brightcove, Inc. (a)	790	7,766
comScore, Inc. (a)	988	32,396
Constant Contact, Inc. (a)	889	21,745
Conversant, Inc. (a)(b)	2,073	58,355
Cornerstone OnDemand, Inc. (a)(b)	1,087	52,035
CoStar Group, Inc. (a)	790	147,525
Dealertrack Technologies, Inc. (a)	1,185	58,290
Demand Media, Inc. (a)(b)	988	4,792
Demandware, Inc. (a)	695	44,522
Dice Holdings, Inc. (a)(b)	1,087	8,109
Digital River, Inc. (a)	988	17,221
E2open, Inc. (a)	395	9,310
EarthLink Holdings Corp.	2,847	10,278
eBay, Inc. (a)	36,116	1,995,048
Envestnet, Inc. (a)	593	23,827
Equinix, Inc. (a)(b)	1,360	251,382
Facebook, Inc. (Class A) (a)	46,818	2,820,316
Global Eagle Entertainment, Inc. (a)	593	9,357
Google, Inc. (Class A) (a)	7,509	8,368,856
IAC/InterActiveCorp.	2,076	148,206
Internap Network Services Corp. (a)(b)	1,486	10,521
IntraLinks Holdings, Inc. (a)	1,087	11,120
j2 Global, Inc. (b)	1,284	64,264
LinkedIn Corp. (Class A) (a)	2,774	513,024
Liquidity Services, Inc. (a)(b)	690	17,974
LivePerson, Inc. (a)(b)	1,482	17,888
LogMeIn, Inc. (a)(b)	690	30,974
Millennial Media, Inc. (a)(b)	988	6,837
Monster Worldwide, Inc. (a)	3,190	23,861
Move, Inc. (a)	1,087	12,566
NIC, Inc.	1,778	34,333
OpenTable, Inc. (a)(b)	593	45,619
Pandora Media, Inc. (a)	4,467	135,439
Perficient, Inc. (a)	889	16,109
QuinStreet, Inc. (a)	889	5,903
Rackspace Hosting, Inc. (a)(b)	3,062	100,495
SciQuest, Inc. (a)(b)	593	16,020
Shutterstock, Inc. (a)(b)	198	14,377
SPS Commerce, Inc. (a)	395	24,273
Stamps.com, Inc. (a)	395	13,256
support.com, Inc. (a)(b)	1,383	3,527
Travelzoo, Inc. (a)(b)	198	4,534
Trulia, Inc. (a)(b)	797	26,460
Twitter, Inc. (a)(b)	2,227	103,934
United Online, Inc.	367	4,242
VeriSign, Inc. (a)(b)	3,894	209,925
VistaPrint NV (a)	889	43,757
Vocus, Inc. (a)(b)	494	6,585
Web.com Group, Inc. (a)	1,185	40,325
WebMD Health Corp. (a)(b)	799	33,079
XO Group, Inc. (a)	690	6,997
Yahoo!, Inc. (a)	24,706	886,945
Yelp, Inc. (a)	1,090	83,854
Zillow, Inc. (Class A) (a)(b)	593	52,243
Zix Corp. (a)(b)	1,679	6,951

		17,165,940

IT SERVICES — 3.4%
Accenture PLC (Class A)	17,877	1,425,154
Acxiom Corp. (a)	2,073	71,301
Alliance Data Systems Corp. (a)(b)	1,395	380,068
Amdocs, Ltd.	4,445	206,515
Automatic Data Processing, Inc.	13,398	1,035,130
Blackhawk Network Holdings, Inc. (a)(b)	296	7,219
Booz Allen Hamilton Holding Corp.	889	19,558
Broadridge Financial Solutions, Inc.	3,320	123,305
CACI International, Inc. (Class A) (a)(b)	593	43,763
Cardtronics, Inc. (a)	1,284	49,883

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Cass Information Systems, Inc. (b)	296	$15,262
CIBER, Inc. (a)	2,073	9,494
Cognizant Technology Solutions Corp. (Class A) (a)	16,612	840,733
Computer Sciences Corp.	4,165	253,315
Computer Task Group, Inc. (b)	395	6,711
Convergys Corp. (b)	2,865	62,772
CoreLogic, Inc. (a)	2,667	80,117
CSG Systems International, Inc. (b)	889	23,150
DST Systems, Inc.	889	84,268
EPAM Systems, Inc. (a)	593	19,510
Euronet Worldwide, Inc. (a)	1,383	57,519
EVERTEC, Inc.	790	19,513
ExlService Holdings, Inc. (a)	889	27,479
Fidelity National Information Services, Inc.	8,101	432,998
Fiserv, Inc. (a)	7,383	418,542
FleetCor Technologies, Inc. (a)	1,877	216,043
Forrester Research, Inc.	395	14,161
Gartner, Inc. (a)	2,568	178,322
Genpact, Ltd. (a)	4,643	80,881
Global Cash Access Holdings, Inc. (a)	1,778	12,197
Global Payments, Inc.	2,073	147,411
Heartland Payment Systems, Inc.	988	40,953
Higher One Holdings, Inc. (a)	889	6,427
iGate Corp. (a)	988	31,162
International Business Machines Corp.	27,133	5,222,831
Jack Henry & Associates, Inc.	2,416	134,716
Leidos Holdings, Inc. (b)	2,003	70,846
ManTech International Corp. (Class A) (b)	690	20,293
Mastercard, Inc. (Class A)	32,511	2,428,572
MAXIMUS, Inc.	1,877	84,202
MoneyGram International, Inc. (a)	593	10,466
NeuStar, Inc. (Class A) (a)(b)	1,778	57,803
Paychex, Inc.	8,920	379,992
Sapient Corp. (a)	3,062	52,238
Science Applications International Corp.	1,143	42,737
ServiceSource International, Inc. (a)(b)	1,679	14,171
Sykes Enterprises, Inc. (a)	1,087	21,599
Syntel, Inc. (a)(b)	395	35,511
TeleTech Holdings, Inc. (a)	593	14,534
Teradata Corp. (a)(b)	4,512	221,945
The Western Union Co. (b)	15,374	251,519
Total System Services, Inc.	4,481	136,267
Unisys Corp. (a)(b)	1,222	37,222
Vantiv, Inc. (a)	2,371	71,652
VeriFone Systems, Inc. (a)	2,956	99,972
Virtusa Corp. (a)	593	19,871
Visa, Inc. (Class A)	14,435	3,115,939
WEX, Inc. (a)	1,087	103,319
Xerox Corp.	33,849	382,494

		19,471,547

LEISURE PRODUCTS — 0.2%
Arctic Cat, Inc.	395	18,877
Black Diamond, Inc. (a)(b)	593	7,253
Brunswick Corp.	2,535	114,810
Callaway Golf Co. (b)	1,976	20,195
Hasbro, Inc. (b)	3,126	173,868
JAKKS Pacific, Inc. (b)	494	3,567
Leapfrog Enterprises, Inc. (a)	1,778	13,335
Mattel, Inc.	9,555	383,251
Nautilus, Inc. (a)	889	8,561
Polaris Industries, Inc. (b)	1,778	248,404
Smith & Wesson Holding Corp. (a)(b)	1,778	25,994
Sturm Ruger & Co, Inc. (b)	494	29,541

		1,047,656

LIFE SCIENCES TOOLS & SERVICES — 0.6%
Affymetrix, Inc. (a)(b)	1,936	13,804
Agilent Technologies, Inc.	9,585	535,993
Albany Molecular Research, Inc. (a)(b)	593	11,024
Bio-Rad Laboratories, Inc. (Class A) (a)	593	75,975
Bruker Corp. (a)	3,062	69,783
Cambrex Corp. (a)	790	14,907
Charles River Laboratories International, Inc. (a)	1,389	83,812
Covance, Inc. (a)	1,520	157,928
Fluidigm Corp. (a)(b)	690	30,408
Furiex Pharmaceuticals, Inc. (a)(b)	198	17,226
Illumina, Inc. (a)(b)	3,384	503,066
Luminex Corp. (a)(b)	988	17,893
PAREXEL International Corp. (a)	1,581	85,516
PerkinElmer, Inc.	3,042	137,073
Qiagen NV (a)	6,421	135,419
Quintiles Transnational Holdings, Inc. (a)	790	40,108
Sequenom, Inc. (a)(b)	2,442	5,983
Techne Corp.	994	84,858
Thermo Fisher Scientific, Inc.	10,829	1,302,079
Waters Corp. (a)	2,381	258,124

		3,580,979

MACHINERY — 2.2%
Accuride Corp. (a)(b)	1,087	4,815
Actuant Corp. (Class A)	1,976	67,480
AGCO Corp.	2,702	149,042
Alamo Group, Inc.	198	10,757
Albany International Corp. (Class A) (b)	790	28,077
Altra Industrial Motion Corp.	790	28,203
American Railcar Industries, Inc. (b)	296	20,729
Astec Industries, Inc.	593	26,039
Barnes Group, Inc.	1,482	57,013
Blount International, Inc. (a)	1,383	16,458
Briggs & Stratton Corp. (b)	1,284	28,569
Caterpillar, Inc.	18,164	1,804,957
Chart Industries, Inc. (a)(b)	992	78,914
CIRCOR International, Inc.	494	36,225
CLARCOR, Inc.	1,346	77,193
Colfax Corp. (a)	3,071	219,054
Columbus McKinnon Corp. (a)	494	13,234
Commercial Vehicle Group, Inc. (a)(b)	666	6,074
Crane Co.	1,366	97,191
Cummins, Inc.	5,389	802,907
Deere & Co. (b)	10,703	971,832
Donaldson Co., Inc.	4,015	170,236
Douglas Dynamics, Inc.	593	10,330

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Dover Corp.	4,870	$398,122
Dynamic Materials Corp.	395	7,521
Energy Recovery, Inc. (a)(b)	1,185	6,304
EnPro Industries, Inc. (a)(b)	593	43,093
ESCO Technologies, Inc.	690	24,281
Federal Signal Corp. (a)	1,740	25,926
Flowserve Corp.	3,957	309,991
Freightcar America, Inc.	296	6,879
Graco, Inc.	1,673	125,040
Graham Corp.	296	9,428
Harsco Corp.	2,249	52,694
Hurco Cos., Inc.	198	5,283
Hyster-Yale Materials Handling, Inc.	261	25,448
IDEX Corp.	2,307	168,157
Illinois Tool Works, Inc.	9,695	788,494
Ingersoll-Rand PLC	7,397	423,404
ITT Corp.	2,516	107,584
John Bean Technologies Corp.	821	25,369
Joy Global, Inc. (b)	2,884	167,272
Kadant, Inc.	296	10,795
Kennametal, Inc. (b)	2,173	96,264
L.B. Foster Co. (Class A)	296	13,868
Lincoln Electric Holdings, Inc.	2,296	165,335
Lindsay Corp. (b)	395	34,831
Lydall, Inc. (a)	494	11,298
Meritor, Inc. (a)	2,711	33,210
Middleby Corp. (a)	595	157,205
Mueller Industries, Inc.	1,580	47,384
Mueller Water Products, Inc. (Class A)	4,307	40,917
Navistar International Corp. (a)(b)	1,494	50,602
Nordson Corp.	1,778	125,331
Oshkosh Corp.	2,463	144,997
PACCAR, Inc.	9,699	654,101
Pall Corp.	3,024	270,557
Parker Hannifin Corp.	4,137	495,240
Pentair, Ltd.	5,596	443,987
Proto Labs, Inc. (a)(b)	494	33,429
RBC Bearings, Inc. (a)	593	37,774
Rexnord Corp. (a)	790	22,894
Snap-On, Inc.	1,581	179,412
SPX Corp.	1,256	123,477
Standex International Corp.	395	21,164
Stanley Black & Decker, Inc.	4,446	361,193
Sun Hydraulics Corp. (b)	593	25,683
Tecumseh Products Co. (Class A) (a)(b)	494	3,409
Tennant Co.	494	32,416
Terex Corp.	3,016	133,609
The Exone Co. (a)(b)	198	7,094
The Gorman-Rupp Co.	493	15,672
The Greenbrier Cos., Inc. (a)(b)	690	31,464
The Manitowoc Co., Inc. (b)	3,649	114,761
The Toro Co.	1,581	99,903
Timken Co.	2,333	137,134
Titan International, Inc. (b)	1,482	28,143
TriMas Corp. (a)	1,594	52,921
Trinity Industries, Inc.	2,173	156,608
Valmont Industries, Inc. (b)	593	88,262
Wabash National Corp. (a)(b)	1,877	25,828
WABCO Holdings, Inc. (a)	1,614	170,374
Wabtec Corp.	2,667	206,692
Watts Water Technologies, Inc. (Class A)	785	46,072
Woodward, Inc.	1,877	77,952
Xylem, Inc.	5,075	184,832

		12,659,713

MARINE — 0.0% (e)
Kirby Corp. (a)	1,581	160,076
Matson, Inc.	1,185	29,258
Scorpio Bulkers, Inc. (a)	4,800	48,528

		237,862

MATERIALS — 0.1%
PPG Industries, Inc.	3,984	770,745

MEDIA — 3.8%
AMC Networks, Inc. (Class A) (a)	1,685	123,157
Cablevision Systems Corp. (Class A) (b)	5,370	90,592
Carmike Cinemas, Inc. (a)	494	14,751
CBS Corp.	16,889	1,043,740
Central European Media Enterprises, Ltd. (Class A) (a)	33	0
Central European Media Enterprises, Ltd. (Class A) (a)(b)	2,073	6,095
Charter Communications, Inc. (Class A) (a)	1,980	243,936
Cinemark Holdings, Inc.	3,161	91,701
Clear Channel Outdoor Holdings, Inc. (Class A)	1,185	10,795
Comcast Corp. (Class A)	72,736	3,638,255
Cumulus Media, Inc. (Class A) (a)	2,073	14,324
Dex Media, Inc. (a)(b)	494	4,545
DIRECTV (Class A) (a)	13,580	1,037,784
Discovery Communications, Inc. (Series A) (a)	6,726	556,240
DISH Network Corp. (Class A) (a)	5,721	355,903
DreamWorks Animation SKG, Inc. (Class A) (a)(b)	2,073	55,038
Entercom Communications Corp. (Class A) (a)(b)	690	6,948
Entravision Communications Corp. (Class A)	1,482	9,929
Gannett Co., Inc.	6,293	173,687
Gray Television, Inc. (a)	1,383	14,342
Harte-Hanks, Inc. (b)	1,185	10,475
John Wiley & Sons, Inc. (Class A)	1,284	74,010
Journal Communications, Inc. (Class A) (a)	1,171	10,375
Lamar Advertising Co. (Class A) (a)	2,133	108,762
Liberty Global PLC (Class A) (a)	11,054	459,846
Liberty Global PLC, (Series C) (a)	11,054	450,008
Liberty Media Corp. (Class A) (a)	2,523	329,832
LIN Media LLC (Class A) (a)	780	20,670
Lions Gate Entertainment Corp. (b)	2,272	60,731
Live Nation Entertainment, Inc. (a)	3,828	83,259
Loral Space & Communications, Inc. (a)	395	27,938
McGraw Hill Financial, Inc.	7,583	578,583
MDC Partners, Inc. (Class A)	1,036	23,641
Media General, Inc. (Class A) (a)(b)	494	9,075
Meredith Corp.	988	45,873
Morningstar, Inc.	593	46,859

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

National CineMedia, Inc.	1,581	$23,715
News Corp. (Class A) (a)	13,698	235,880
Nexstar Broadcasting Group, Inc. (Class A) (b)	790	29,641
Omnicom Group, Inc.	7,379	535,715
Regal Entertainment Group (Class A) (b)	2,272	42,441
Rentrak Corp. (a)	296	17,843
Scholastic Corp. (b)	690	23,791
Scripps Networks Interactive, Inc. (Class A) (b)	3,027	229,780
Sinclair Broadcast Group, Inc. (Class A) (b)	1,877	50,848
Sirius XM Holdings, Inc. (a)(b)	84,974	271,917
Starz (Class A) (a)	3,218	103,877
The E.W. Scripps Co. (Class A) (a)	889	15,753
The Interpublic Group of Cos., Inc.	11,829	202,749
The Madison Square Garden Co. (Class A) (a)	1,685	95,674
The New York Times Co. (Class A) (b)	3,358	57,489
The Walt Disney Co.	49,955	3,999,897
Thomson Reuters Corp. (b)	10,274	351,371
Time Warner Cable, Inc.	8,169	1,120,623
Time Warner, Inc.	25,965	1,696,293
Twenty-First Century Fox, Inc.	55,305	1,768,101
Viacom, Inc. (Class B)	12,333	1,048,182
World Wrestling Entertainment, Inc. (Class A)	790	22,815

		21,776,094

METALS & MINING — 0.6%
A.M. Castle & Co. (a)(b)	494	7,257
AK Steel Holding Corp. (a)(b)	3,714	26,815
Alcoa, Inc.	29,427	378,726
Allegheny Technologies, Inc. (b)	2,871	108,179
Allied Nevada Gold Corp. (a)(b)	2,855	12,305
AMCOL International Corp. (b)	790	36,166
Carpenter Technology Corp.	1,284	84,795
Century Aluminum Co. (a)(b)	1,378	18,203
Cliffs Natural Resources, Inc. (b)	4,200	85,932
Coeur Mines, Inc. (a)	2,802	26,031
Commercial Metals Co.	3,207	60,548
Compass Minerals International, Inc.	889	73,360
Freeport-McMoRan Copper & Gold, Inc.	28,514	942,958
Globe Specialty Metals, Inc.	1,778	37,018
Gold Resource Corp. (b)	889	4,249
Haynes International, Inc.	296	15,984
Hecla Mining Co. (b)	9,187	28,204
Horsehead Holding Corp. (a)(b)	1,185	19,932
Kaiser Aluminum Corp. (b)	494	35,281
Materion Corp.	593	20,121
Molycorp, Inc. (a)(b)	3,398	15,937
Newmont Mining Corp.	13,547	317,542
Nucor Corp.	8,748	442,124
Olympic Steel, Inc. (b)	296	8,495
Reliance Steel & Aluminum Co.	2,134	150,788
Royal Gold, Inc. (b)	1,782	111,589
RTI International Metals, Inc. (a)(b)	889	24,696
Schnitzer Steel Industries, Inc. (Class A) (b)	751	21,666
Southern Copper Corp. (b)	4,345	126,483
Steel Dynamics, Inc.	6,114	108,768
Stillwater Mining Co. (a)(b)	3,260	48,281
SunCoke Energy, Inc. (a)	1,887	43,099
Tahoe Resources, Inc. (a)(b)	2,371	50,147
United States Steel Corp. (b)	3,983	109,971
Universal Stainless & Alloy Products, Inc. (a)(b)	198	6,686
US Silica Holdings, Inc. (b)	593	22,635
Walter Energy, Inc. (b)	1,720	13,003
Worthington Industries, Inc.	1,446	55,310

		3,699,284

MULTI-UTILITIES — 1.0%
Alliant Energy Corp.	3,013	171,169
Ameren Corp.	6,699	275,999
Avista Corp. (b)	1,679	51,461
Black Hills Corp.	1,185	68,315
CenterPoint Energy, Inc.	11,754	278,452
CMS Energy Corp.	7,304	213,861
Consolidated Edison, Inc. (b)	8,110	435,102
Dominion Resources, Inc.	16,181	1,148,689
DTE Energy Co.	4,838	359,415
Integrys Energy Group, Inc. (b)	2,173	129,619
MDU Resources Group, Inc.	5,236	179,647
NiSource, Inc.	8,584	304,990
NorthWestern Corp.	1,087	51,556
PG&E Corp.	12,168	525,658
Public Service Enterprise Group, Inc.	13,950	532,053
SCANA Corp.	3,853	197,736
Sempra Energy	6,714	649,647
TECO Energy, Inc. (b)	5,982	102,591
Vectren Corp.	2,272	89,494
Wisconsin Energy Corp. (b)	6,332	294,755

		6,060,209

MULTILINE RETAIL — 0.6%
Big Lots, Inc. (a)(b)	1,611	61,008
Dillard’s, Inc. (Class A) (b)	719	66,436
Dollar General Corp. (a)	8,988	498,654
Dollar Tree, Inc. (a)	5,469	285,372
Family Dollar Stores, Inc.	2,670	154,887
Fred’s, Inc. (Class A)	988	17,794
J.C. Penney Co., Inc. (a)(b)	8,308	71,615
Kohl’s Corp. (b)	6,160	349,888
Macy’s, Inc.	10,575	626,992
Nordstrom, Inc.	3,993	249,363
Sears Holdings Corp. (a)(b)	1,205	57,551
Target Corp.	17,861	1,080,769
The Bon-Ton Stores, Inc. (b)	395	4,337
Tuesday Morning Corp. (a)(b)	1,185	16,768

		3,541,434

OIL, GAS & CONSUMABLE FUELS — 7.5%
Abraxas Petroleum Corp. (a)	2,233	8,843
Adams Resources & Energy, Inc.	32	1,853
Alon USA Energy, Inc.	593	8,859
Alpha Natural Resources, Inc. (a)(b)	6,078	25,831
Anadarko Petroleum Corp.	13,831	1,172,316
Antero Resources Corp. (a)	1,012	63,351
Apache Corp.	10,798	895,694
Approach Resources, Inc. (a)(b)	970	20,283

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Arch Coal, Inc. (b)	5,813	$28,019
Bill Barrett Corp. (a)(b)	1,383	35,405
Bonanza Creek Energy, Inc. (a)	790	35,076
BPZ Resources, Inc. (a)(b)	3,286	10,449
Cabot Oil & Gas Corp.	11,576	392,195
Carrizo Oil & Gas, Inc. (a)	1,587	84,841
Cheniere Energy, Inc. (a)	6,619	366,362
Chesapeake Energy Corp.	15,969	409,126
Chevron Corp.	53,655	6,380,116
Cimarex Energy Co.	2,410	287,055
Clayton Williams Energy, Inc. (a)(b)	182	20,568
Clean Energy Fuels Corp. (a)(b)	1,877	16,780
Cloud Peak Energy, Inc. (a)	1,679	35,494
Cobalt International Energy, Inc. (a)	7,605	139,324
Comstock Resources, Inc. (b)	1,284	29,339
Concho Resources, Inc. (a)	2,908	356,230
ConocoPhillips	34,004	2,392,181
CONSOL Energy, Inc.	6,281	250,926
Contango Oil & Gas Co. (a)	383	18,284
Continental Resources, Inc. (a)(b)	1,185	147,260
CVR Energy, Inc. (b)	395	16,689
Delek US Holdings, Inc.	988	28,691
Denbury Resources, Inc.	10,252	168,133
Devon Energy Corp.	11,165	747,273
Diamondback Energy, Inc. (a)	494	33,251
Emerald Oil, Inc. (a)(b)	988	6,639
Energen Corp.	1,976	159,681
Energy XXI Bermuda, Ltd. (b)	2,173	51,218
EOG Resources, Inc.	7,554	1,481,868
EPL Oil & Gas, Inc. (a)	790	30,494
EQT Corp.	4,149	402,328
EXCO Resources, Inc. (b)	4,686	26,242
Exxon Mobil Corp.	123,063	12,020,794
Forest Oil Corp. (a)(b)	3,238	6,185
GasLog, Ltd.	690	16,070
Golar LNG, Ltd. (b)	1,185	49,403
Goodrich Petroleum Corp. (a)(b)	727	11,501
Green Plains Renewable Energy, Inc. (b)	690	20,672
Gulfport Energy Corp. (a)	2,573	183,146
Halcon Resources Corp. (a)(b)	5,728	24,802
Hess Corp.	8,486	703,320
HollyFrontier Corp.	5,584	265,687
Kinder Morgan, Inc.	18,212	591,708
KiOR, Inc. (Class A) (a)(b)	1,185	679
Kodiak Oil & Gas Corp. (a)	7,310	88,743
Kosmos Energy, Ltd. (a)	2,766	30,426
Laredo Petroleum Holdings, Inc. (a)(b)	1,087	28,110
Magnum Hunter Resources Corp. (a)(b)	4,742	40,307
Marathon Oil Corp.	19,496	692,498
Marathon Petroleum Corp.	8,299	722,345
Matador Resources Co. (a)(b)	1,383	33,870
Murphy Oil Corp.	5,238	329,261
Newfield Exploration Co. (a)	3,756	117,788
Noble Energy, Inc.	10,051	714,023
Nordic American Tanker Shipping, Ltd. (b)	1,778	17,495
Northern Oil and Gas, Inc. (a)(b)	1,778	25,994
Oasis Petroleum, Inc. (a)	3,068	128,028
Occidental Petroleum Corp.	22,386	2,133,162
ONEOK, Inc.	5,631	333,637
Panhandle Oil & Gas, Inc. (Class A) (b)	229	9,987
PBF Energy, Inc.	690	17,802
PDC Energy, Inc. (a)	1,195	74,401
Peabody Energy Corp. (b)	7,463	121,945
Penn Virginia Corp. (a)	1,482	25,920
PetroQuest Energy, Inc. (a)	1,581	9,012
Phillips 66	16,227	1,250,453
Pioneer Natural Resources Co.	3,791	709,448
QEP Resources, Inc.	4,943	145,522
Quicksilver Resources, Inc. (a)(b)	1,395	3,669
Range Resources Corp. (b)	4,507	373,946
Renewable Energy Group, Inc. (a)	593	7,104
Rentech, Inc. (a)(b)	6,222	11,822
Resolute Energy Corp. (a)(b)	1,877	13,514
REX American Resources Corp. (a)	198	11,296
Rex Energy Corp. (a)	1,227	22,957
Rice Energy, Inc. (a)	1,800	47,502
Rosetta Resources, Inc. (a)(b)	1,679	78,208
Sanchez Energy Corp. (a)	1,498	44,386
SandRidge Energy, Inc. (a)(b)	13,635	83,719
Scorpio Tankers, Inc. (b)	6,267	62,482
SemGroup Corp.(Class A)	1,185	77,831
Ship Finance International, Ltd. (b)	1,383	24,852
SM Energy Co.	1,844	131,459
Solazyme, Inc. (a)(b)	1,284	14,907
Southwestern Energy Co. (a)	9,717	447,079
Spectra Energy Corp.	18,431	680,841
Stone Energy Corp. (a)	1,383	58,044
Swift Energy Co. (a)(b)	1,185	12,751
Synergy Resources Corp. (a)(b)	1,087	11,685
Targa Resources Corp.	889	88,242
Teekay Corp.	1,087	61,133
Tesoro Corp.	3,712	187,790
The Williams Cos., Inc.	18,837	764,405
Triangle Petroleum Corp. (a)(b)	3,207	26,426
Ultra Petroleum Corp. (a)(b)	4,244	114,121
VAALCO Energy, Inc. (a)	1,581	13,518
Valero Energy Corp.	15,031	798,146
W&T Offshore, Inc. (b)	988	17,102
Warren Resources, Inc. (a)	1,976	9,485
Western Refining, Inc. (b)	1,482	57,205
Whiting Petroleum Corp. (a)	3,260	226,211
World Fuel Services Corp. (b)	1,976	87,142
WPX Energy, Inc. (a)(b)	5,488	98,949
ZaZa Energy Corp. (a)(b)	1,013	762
Zion Oil & Gas, Inc. (a)(b)	494	944

		43,250,346

PAPER & FOREST PRODUCTS — 0.3%
Boise Cascade Co. (a)	395	11,313
Clearwater Paper Corp. (a)	593	37,163
Deltic Timber Corp. (b)	296	19,308
Domtar Corp.	902	101,222
International Paper Co.	12,234	561,296
KapStone Paper and Packaging Corp. (a)	2,175	62,727
Louisiana-Pacific Corp. (a)(b)	3,872	65,321
Neenah Paper, Inc.	395	20,429
P.H. Glatfelter Co.	1,185	32,256

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Resolute Forest Products, Inc. (a)	1,877	$37,709
Schweitzer-Mauduit International, Inc.	889	37,862
Wausau Paper Corp.	1,383	17,606
Weyerhaeuser Co.	16,531	485,185

		1,489,397

PERSONAL PRODUCTS — 0.2%
Avon Products, Inc.	11,937	174,757
Coty, Inc. (Class A)	2,430	36,401
Elizabeth Arden, Inc. (a)	690	20,362
Herbalife, Ltd. (b)	2,367	135,558
Inter Parfums, Inc.	494	17,888
Lifevantage Corp. (a)(b)	3,161	4,141
Medifast, Inc. (a)(b)	395	11,490
Nu Skin Enterprises, Inc. (Class A) (b)	1,581	130,986
Revlon, Inc. (Class A) (a)	296	7,563
Star Scientific, Inc. (a)(b)	4,544	3,566
The Estee Lauder Cos., Inc. (Class A)	6,426	429,771
The Female Health Co. (b)	593	4,602
USANA Health Sciences, Inc. (a)(b)	198	14,917

		992,002

PHARMACEUTICALS — 5.2%
AbbVie, Inc.	44,051	2,264,221
AcelRx Pharmaceuticals, Inc. (a)(b)	593	7,122
Actavis PLC (a)	4,811	990,344
Akorn, Inc. (a)(b)	1,581	34,782
Allergan, Inc.	8,183	1,015,510
Auxilium Pharmaceuticals, Inc. (a)(b)	1,335	36,285
AVANIR Pharmaceuticals, Inc. (Class A) (a)(b)	3,951	14,500
Bristol-Myers Squibb Co.	45,677	2,372,920
ContraVir Pharmaceuticals, Inc. (a)(b)	210	473
DepoMed, Inc. (a)	1,581	22,925
Eli Lilly & Co.	27,591	1,624,006
Endo International PLC (a)	3,878	266,225
Endocyte, Inc. (a)(b)	790	18,810
Forest Laboratories, Inc. (a)	7,359	679,015
Hi-Tech Pharmacal Co., Inc. (a)(b)	296	12,826
Hospira, Inc. (a)	4,514	195,231
Impax Laboratories, Inc. (a)	1,877	49,590
Jazz Pharmaceuticals PLC (a)	1,285	178,204
Johnson & Johnson	77,656	7,628,149
Lannett Co., Inc. (a)	494	17,646
Mallinckrodt PLC (a)	1,664	105,514
Merck & Co., Inc.	83,609	4,746,483
Mylan, Inc. (a)	10,453	510,420
Nektar Therapeutics (a)(b)	3,187	38,626
Pacira Pharmaceuticals, Inc. (a)	790	55,292
Perrigo Co. PLC	3,497	540,846
Pfizer, Inc.	185,061	5,944,159
Prestige Brands Holdings, Inc. (a)	1,383	37,687
Questcor Pharmaceuticals, Inc. (b)	1,420	92,201
Repros Therapeutics, Inc. (a)(b)	494	8,764
Sagent Pharmaceuticals, Inc. (a)(b)	494	11,545
Salix Pharmaceuticals, Ltd. (a)(b)	1,679	173,961
Sciclone Pharmaceuticals, Inc. (a)(b)	1,482	6,743
The Medicines Co. (a)(b)	2,189	62,211
TherapeuticsMD, Inc. (a)(b)	2,173	13,712
VIVUS, Inc. (a)(b)	2,780	16,513
XenoPort, Inc. (a)(b)	1,185	6,126
Zoetis, Inc.	13,757	398,128

		30,197,715

PROFESSIONAL SERVICES — 0.4%
Acacia Research Corp. (b)	1,383	21,132
Barrett Business Services, Inc.	198	11,795
CBIZ, Inc. (a)(b)	1,087	9,957
CDI Corp.	395	6,774
CRA International, Inc. (a)	296	6,503
Dun & Bradstreet Corp. (b)	1,136	112,862
Equifax, Inc.	3,342	227,356
Exponent, Inc.	395	29,649
FTI Consulting, Inc. (a)(b)	1,087	36,241
GP Strategies Corp. (a)(b)	395	10,756
Heidrick & Struggles International, Inc.	494	9,915
Huron Consulting Group, Inc. (a)	593	37,584
ICF International, Inc. (a)	494	19,666
IHS, Inc. (Class A) (a)	1,833	222,710
Insperity, Inc.	593	18,371
Kelly Services, Inc. (Class A)	790	18,747
Kforce, Inc.	790	16,843
Korn/Ferry International (a)	1,383	41,172
Manpower, Inc.	2,098	165,385
Mistras Group, Inc. (a)	395	8,994
Navigant Consulting, Inc. (a)	1,383	25,807
Nielsen Holdings NV	6,026	268,940
Odyssey Marine Exploration, Inc. (a)(b)	2,173	4,976
On Assignment, Inc. (a)	1,284	49,550
Pendrell Corp. (a)(b)	4,445	8,134
Resources Connection, Inc.	1,087	15,316
Robert Half International, Inc.	3,874	162,514
RPX Corp. (a)	889	14,473
The Advisory Board Co. (a)(b)	988	63,479
The Corporate Executive Board Co.	889	65,990
Towers Watson & Co. (Class A)	1,778	202,781
TrueBlue, Inc. (a)	1,087	31,806
Verisk Analytics, Inc. (Class A) (a)	4,149	248,774
VSE Corp.	99	5,217
WageWorks, Inc. (a)	690	38,716

		2,238,885

REAL ESTATE INVESTMENT TRUSTS — 3.3%
Acadia Realty Trust	1,482	39,095
AG Mortgage Investment Trust, Inc. (b)	790	13,833
Agree Realty Corp.	407	12,377
Alexander’s, Inc.	99	35,738
Alexandria Real Estate Equities, Inc.	1,976	143,379
Altisource Residential Corp. (b)	1,703	53,747
American Assets Trust, Inc.	908	30,636
American Campus Communities, Inc.	2,880	107,568
American Capital Agency Corp.	9,165	196,956
American Capital Mortgage Investment Corp.	1,581	29,675
American Homes 4 Rent (Class A)	1,417	23,678
American Realty Capital Properties, Inc. (b)	13,048	182,933
American Residential Properties, Inc. (a)	395	7,102
American Tower Corp.	11,158	913,505

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

AmREIT, Inc.	494	$8,186
Annaly Capital Management, Inc. (b)	26,075	286,043
Anworth Mortgage Asset Corp.	3,951	19,597
Apartment Investment & Management Co. (Class A)	4,054	122,512
Apollo Commercial Real Estate Finance, Inc. (b)	989	16,447
Apollo Residential Mortgage, Inc.	889	14,428
Armada Hoffler Properties, Inc.	494	4,960
ARMOUR Residential REIT, Inc. (b)	10,274	42,329
Ashford Hospitality Prime, Inc.	292	4,415
Ashford Hospitality Trust, Inc.	1,459	16,443
Associated Estates Realty Corp.	1,383	23,428
AvalonBay Communities, Inc.	3,641	478,136
Aviv REIT, Inc.	296	7,237
BioMed Realty Trust, Inc.	5,169	105,913
Boston Properties, Inc.	4,227	484,118
Brandywine Realty Trust	4,345	62,829
BRE Properties, Inc.	2,121	133,156
Brixmor Property Group, Inc.	2,000	42,660
Camden Property Trust	2,316	155,959
Campus Crest Communities, Inc. (b)	1,778	15,433
Capstead Mortgage Corp. (b)	2,667	33,764
CBL & Associates Properties, Inc. (b)	4,458	79,130
Cedar Realty Trust, Inc.	1,983	12,116
Chambers Street Properties (b)	6,816	52,960
Chatham Lodging Trust	494	9,989
Chesapeake Lodging Trust	1,383	35,585
Chimera Investment Corp.	28,350	86,751
Colony Financial, Inc.	2,778	60,977
CommonWealth REIT (b)	3,260	85,738
Coresite Realty Corp. (b)	608	18,848
Corporate Office Properties Trust	2,323	61,885
Corrections Corp. of America (b)	3,161	99,003
Cousins Properties, Inc.	5,863	67,249
Crown Castle International Corp.	9,451	697,295
CubeSmart	3,655	62,720
CyrusOne, Inc.	494	10,290
CYS Investments, Inc. (b)	4,839	39,970
DCT Industrial Trust, Inc.	8,000	63,040
DDR Corp.	8,959	147,644
DiamondRock Hospitality Co.	5,433	63,838
Digital Realty Trust, Inc. (b)	3,526	187,160
Douglas Emmett, Inc.	3,951	107,230
Duke Realty Corp.	8,834	149,118
DuPont Fabros Technology, Inc. (b)	1,679	40,414
Dynex Capital, Inc.	1,482	13,264
EastGroup Properties, Inc. (b)	790	49,699
Education Realty Trust, Inc.	3,161	31,199
Empire State Realty Trust, Inc. (Class A) (b)	3,200	48,352
EPR Properties	1,689	90,176
Equity Lifestyle Properties, Inc.	2,371	96,381
Equity One, Inc.	1,679	37,509
Equity Residential	9,961	577,638
Essex Property Trust, Inc.	1,087	184,844
Excel Trust, Inc.	1,284	16,281
Extra Space Storage, Inc.	3,088	149,799
Federal Realty Investment Trust	1,778	203,972
FelCor Lodging Trust, Inc.	3,456	31,242
First Industrial Realty Trust, Inc.	2,964	57,264
First Potomac Realty Trust	1,581	20,427
Franklin Street Properties Corp.	2,470	31,122
Gaming and Leisure Properties, Inc.	2,858	104,203
General Growth Properties, Inc.	16,397	360,734
Getty Realty Corp. (b)	690	13,034
Gladstone Commercial Corp. (b)	296	5,133
Glimcher Realty Trust	3,951	39,629
Government Properties Income Trust (b)	1,482	37,346
Gramercy Property Trust, Inc. (b)	1,679	8,664
Hatteras Financial Corp.	2,766	52,139
HCP, Inc.	12,533	486,155
Health Care REIT, Inc.	7,878	469,529
Healthcare Realty Trust, Inc.	3,179	76,773
Healthcare Trust of America, Inc. (Class A) (b)	3,062	34,876
Hersha Hospitality Trust	5,532	32,252
Highwoods Properties, Inc.	2,879	110,582
Home Properties, Inc.	1,778	106,893
Hospitality Properties Trust	4,630	132,974
Host Hotels & Resorts, Inc.	20,497	414,859
Hudson Pacific Properties, Inc.	1,185	27,338
Inland Real Estate Corp.	2,371	25,014
Invesco Mortgage Capital, Inc.	3,754	61,828
Investors Real Estate Trust	2,820	25,324
iStar Financial, Inc. (a)(b)	2,378	35,099
Kilroy Realty Corp.	2,478	145,161
Kimco Realty Corp.	11,250	246,150
Kite Realty Group Trust	5,768	34,608
LaSalle Hotel Properties	3,266	102,258
Lexington Realty Trust (b)	5,767	62,918
Liberty Property Trust	3,922	144,957
LTC Properties, Inc.	988	37,178
Mack-Cali Realty Corp.	2,470	51,351
Medical Properties Trust, Inc.	4,149	53,066
MFA Financial, Inc.	9,977	77,322
Mid-America Apartment Communities, Inc.	2,074	141,592
Monmouth Real Estate Investment Corp.(Class A)	1,171	11,171
National Health Investors, Inc. (b)	990	59,855
National Retail Properties, Inc. (b)	3,251	111,574
New Residential Investment Corp.	7,014	45,381
New York Mortgage Trust, Inc. (b)	1,778	13,833
NorthStar Realty Finance Corp.	8,065	130,169
OMEGA Healthcare Investors, Inc.	3,768	126,303
One Liberty Properties, Inc.	296	6,311
Parkway Properties, Inc.	2,385	43,526
Pebblebrook Hotel Trust	1,679	56,700
Pennsylvania Real Estate Investment Trust	1,887	34,060
PennyMac Mortgage Investment Trust	2,493	59,583
Piedmont Office Realty Trust, Inc. (Class A)	4,643	79,627
Plum Creek Timber Co., Inc.	4,879	205,113
Post Properties, Inc.	1,468	72,079
Potlatch Corp.	1,087	42,056
ProLogis	13,743	561,127
PS Business Parks, Inc.	494	41,308
Public Storage	4,004	674,634
RAIT Financial Trust (b)	1,976	16,776

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Ramco-Gershenson Properties Trust	1,679	$27,368
Rayonier, Inc.	3,456	158,665
Realty Income Corp. (b)	6,060	247,612
Redwood Trust, Inc. (b)	2,272	46,076
Regency Centers Corp.	2,480	126,629
Resource Capital Corp. (b)	3,456	19,250
Retail Opportunity Investments Corp. (b)	1,860	27,788
Retail Properties of America, Inc. (Class A)	3,655	49,489
RLJ Lodging Trust	3,362	89,900
Rouse Properties, Inc. (b)	593	10,223
Ryman Hospitality Properties (b)	1,172	49,833
Sabra Healthcare REIT, Inc. (b)	988	27,555
Saul Centers, Inc.	198	9,377
Select Income REIT	494	14,953
Senior Housing Properties Trust	5,153	115,788
Silver Bay Realty Trust Corp.	395	6,130
Simon Property Group, Inc.	8,629	1,415,156
SL Green Realty Corp.	2,561	257,688
Sovran Self Storage, Inc.	889	65,297
Spirit Realty Capital, Inc.	12,122	133,100
STAG Industrial, Inc. (b)	1,185	28,559
Starwood Property Trust, Inc. (b)	5,961	140,620
Starwood Waypoint Residential Trust (a)	1,192	34,318
Strategic Hotels & Resorts, Inc. (a)	4,995	50,899
Summit Hotel Properties, Inc.	1,778	16,500
Sun Communities, Inc. (b)	988	44,549
Sunstone Hotel Investors, Inc.	6,130	84,165
Tanger Factory Outlet Centers, Inc.	2,572	90,020
Taubman Centers, Inc.	1,778	125,865
Terreno Realty Corp.	494	9,342
The Macerich Co.	3,804	237,103
Two Harbors Investment Corp.	10,076	103,279
UDR, Inc.	6,910	178,485
Universal Health Realty Income Trust	296	12,503
Ventas, Inc.	8,119	491,768
Vornado Realty Trust	5,147	507,288
Washington Real Estate Investment Trust (b)	1,877	44,823
Weingarten Realty Investors	3,272	98,160
Western Asset Mortgage Capital Corp. (b)	756	11,824
Whitestone REIT (b)	494	7,133
Winthrop Realty Trust	790	9,156
WP Carey, Inc. (b)	1,581	94,971

		19,213,666

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
Alexander & Baldwin, Inc.	1,185	50,434
CBRE Group, Inc. (a)	7,682	210,717
Consolidated-Tomoka Land Co. (b)	198	7,975
Forest City Enterprises, Inc. (Class A) (a)	4,345	82,990
Forestar Group, Inc. (a)(b)	958	17,052
Jones Lang LaSalle, Inc.	1,187	140,659
Kennedy-Wilson Holdings, Inc.	2,382	53,619
Realogy Holdings Corp. (a)(b)	3,260	141,647
Tejon Ranch Co. (a)	395	13,363
The Howard Hughes Corp. (a)	1,087	155,126
The St. Joe Co. (a)(b)	1,805	34,746

		908,328

ROAD & RAIL — 1.0%
AMERCO, Inc.	198	45,960
Arkansas Best Corp.	690	25,496
Avis Budget Group, Inc. (a)(b)	2,991	145,662
Celadon Group, Inc.	593	14,256
Con-way, Inc.	1,600	65,728
CSX Corp.	28,159	815,766
Genesee & Wyoming, Inc. (Class A) (a)	1,185	115,324
Heartland Express, Inc. (b)	1,284	29,134
Hertz Global Holdings, Inc. (a)	9,582	255,264
J.B. Hunt Transport Services, Inc.	2,673	192,242
Kansas City Southern	3,031	309,344
Knight Transportation, Inc. (b)	1,581	36,569
Landstar System, Inc.	1,275	75,505
Marten Transport, Ltd.	690	14,849
Norfolk Southern Corp.	8,665	841,978
Old Dominion Freight Line, Inc. (a)	1,976	112,118
Patriot Transportation Holding, Inc. (a)(b)	198	7,138
Quality Distribution, Inc. (a)	593	7,703
Roadrunner Transportation Systems, Inc. (a)(b)	494	12,469
Ryder Systems, Inc.	1,383	110,529
Saia, Inc. (a)	690	26,365
Swift Transportation Co. (a)(b)	2,272	56,232
Union Pacific Corp.	12,902	2,421,189
Werner Enterprises, Inc. (b)	1,284	32,755
YRC Worldwide, Inc. (a)(b)	296	6,660

		5,776,235

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.3%
Advanced Energy Industries, Inc. (a)	1,087	26,631
Advanced Micro Devices, Inc. (a)(b)	16,152	64,770
Altera Corp.	8,802	318,984
Ambarella, Inc. (a)(b)	494	13,195
Amkor Technology, Inc. (a)(b)	1,778	12,197
Anadigics, Inc. (a)(b)	2,289	3,891
Analog Devices, Inc.	8,482	450,733
Applied Materials, Inc.	33,135	676,617
Applied Micro Circuits Corp. (a)(b)	1,877	18,582
Atmel Corp. (a)	11,854	99,099
ATMI, Inc. (a)	889	30,235
Avago Technologies, Ltd.	6,816	439,019
Axcelis Technologies, Inc. (a)	2,964	6,373
Broadcom Corp. (Class A)	15,682	493,669
Brooks Automation, Inc.	1,877	20,516
Cabot Microelectronics Corp. (a)	593	26,092
Cavium, Inc. (a)(b)	1,383	60,479
CEVA, Inc. (a)	593	10,413
Cirrus Logic, Inc. (a)(b)	1,717	34,117
Cohu, Inc.	690	7,411
Cree, Inc. (a)(b)	3,242	183,368
Cypress Semiconductor Corp. (a)(b)	4,059	41,686
Diodes, Inc. (a)	988	25,807
Entegris, Inc. (a)	3,853	46,660
Entropic Communications, Inc. (a)(b)	2,470	10,102
Exar Corp. (a)	1,087	12,990

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Fairchild Semiconductor International, Inc. (a)	3,456	$47,658
First Solar, Inc. (a)(b)	1,978	138,045
Formfactor, Inc. (a)	1,482	9,470
Freescale Semiconductor, Ltd. (a)	1,581	38,592
GT Advanced Technologies, Inc. (a)(b)	3,260	55,583
Hittite Microwave Corp.	889	56,043
Inphi Corp. (a)	690	11,102
Integrated Device Technology, Inc. (a)	3,655	44,701
Integrated Silicon Solution, Inc. (a)	790	12,284
Intel Corp.	137,835	3,557,521
International Rectifier Corp. (a)	1,873	51,320
Intersil Corp. (Class A)	3,504	45,272
IXYS Corp.	690	7,832
KLA-Tencor Corp.	4,598	317,906
Kopin Corp. (a)(b)	1,778	6,721
Lam Research Corp. (a)	4,471	245,905
Lattice Semiconductor Corp. (a)	3,161	24,782
Linear Technology Corp.	6,447	313,904
LSI Corp.	15,111	167,279
LTX-Credence Corp. (a)	1,284	11,440
Marvell Technology Group, Ltd.	10,913	171,880
Maxim Integrated Products, Inc.	7,983	264,397
Micrel, Inc.	1,284	14,227
Microchip Technology, Inc. (b)	5,389	257,379
Micron Technology, Inc. (a)	28,383	671,542
Microsemi Corp. (a)	2,596	64,978
MKS Instruments, Inc.	1,470	43,938
Monolithic Power Systems, Inc. (a)	988	38,305
MoSys, Inc. (a)(b)	1,284	5,829
Nanometrics, Inc. (a)	593	10,656
NVE Corp. (a)(b)	99	5,647
NVIDIA Corp.	15,937	285,432
OmniVision Technologies, Inc. (a)(b)	1,482	26,231
ON Semiconductor Corp. (a)	12,433	116,870
PDF Solutions, Inc. (a)	690	12,537
Peregrine Semiconductor Corp. (a)	690	4,175
Photronics, Inc. (a)(b)	1,679	14,322
PLX Technology, Inc. (a)	1,284	7,768
PMC-Sierra, Inc. (a)	5,631	42,852
Power Integrations, Inc.	790	51,966
Rambus, Inc. (a)(b)	3,085	33,164
RF Micro Devices, Inc. (a)	7,705	60,715
Rudolph Technologies, Inc. (a)	889	10,143
Semtech Corp. (a)	1,877	47,563
Sigma Designs, Inc. (a)	818	3,894
Silicon Image, Inc. (a)	2,173	14,994
Silicon Laboratories, Inc. (a)	1,185	61,916
Skyworks Solutions, Inc. (a)	5,290	198,481
Spansion, Inc. (Class A) (a)	1,284	22,367
SunEdison, Inc. (a)(b)	6,642	125,135
SunPower Corp. (a)(b)	1,151	37,131
Supertex, Inc. (a)	296	9,762
Synaptics, Inc. (a)(b)	889	53,358
Teradyne, Inc. (a)	5,273	104,880
Tessera Technologies, Inc.	1,482	35,020
Texas Instruments, Inc.	31,043	1,463,677
TriQuint Semiconductor, Inc. (a)	4,544	60,844
Ultratech, Inc. (a)(b)	790	23,060
Veeco Instruments, Inc. (a)(b)	1,087	45,578
Xilinx, Inc.	7,250	393,457

		13,213,066

SOFTWARE — 3.8%
Accelrys, Inc. (a)	1,581	19,699
ACI Worldwide, Inc. (a)	1,087	64,340
Activision Blizzard, Inc.	7,374	150,725
Actuate Corp. (a)	1,284	7,730
Adobe Systems, Inc. (a)	13,837	909,644
Advent Software, Inc. (b)	889	26,101
American Software, Inc. (Class A)	690	7,017
Ansys, Inc. (a)	2,568	197,787
Aspen Technology, Inc. (a)	2,568	108,780
Autodesk, Inc. (a)	6,151	302,506
AVG Technologies NV (a)(b)	690	14,462
Blackbaud, Inc.	1,284	40,189
Bottomline Technologies, Inc. (a)(b)	1,087	38,208
BroadSoft, Inc. (a)(b)	790	21,117
CA, Inc.	9,001	278,761
Cadence Design Systems, Inc. (a)	7,802	121,243
Callidus Software, Inc. (a)(b)	988	12,370
Citrix Systems, Inc. (a)	5,143	295,362
CommVault Systems, Inc. (a)(b)	1,284	83,396
Compuware Corp.	5,915	62,107
Comverse, Inc. (a)	603	20,852
Concur Technologies, Inc. (a)(b)	1,280	126,810
Ebix, Inc. (b)	889	15,175
Electronic Arts, Inc. (a)	8,332	241,711
Ellie Mae, Inc. (a)(b)	690	19,900
EPIQ Systems, Inc.	889	12,117
ePlus, Inc. (a)	99	5,520
FactSet Research Systems, Inc. (b)	1,185	127,755
Fair Isaac Corp.	988	54,656
FireEye, Inc. (a)(b)	506	31,154
FleetMatics Group PLC (a)(b)	494	16,524
Fortinet, Inc. (a)	3,754	82,701
Guidewire Software, Inc. (a)	1,590	77,989
Imperva, Inc. (a)	593	33,030
Infoblox, Inc. (a)	1,383	27,743
Informatica Corp. (a)	2,964	111,980
Interactive Intelligence Group (a)	395	28,637
Intuit, Inc.	8,226	639,407
Jive Software, Inc. (a)(b)	1,087	8,707
Manhattan Associates, Inc. (a)	1,786	62,564
Mentor Graphics Corp.	2,667	58,727
MICROS Systems, Inc. (a)	2,173	115,017
Microsoft Corp.	230,956	9,466,886
MicroStrategy, Inc. (a)	296	34,155
Monotype Imaging Holdings, Inc.	1,087	32,762
Netscout Systems, Inc. (a)	988	37,129
NetSuite, Inc. (a)(b)	988	93,692
Nuance Communications, Inc. (a)(b)	7,217	123,916
Oracle Corp.	93,169	3,811,544
Pegasystems, Inc.	494	17,448
Progress Software Corp. (a)	1,482	32,308
Proofpoint, Inc. (a)	593	21,988
PROS Holdings, Inc. (a)	593	18,685
PTC, Inc. (a)	3,304	117,061
QLIK Technologies, Inc. (a)	2,371	63,045
Quality Systems, Inc. (b)	1,087	18,349
Qualys, Inc. (a)(b)	395	10,045
RealPage, Inc. (a)(b)	1,284	23,317

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Red Hat, Inc. (a)	5,264	$278,887
Rovi Corp. (a)	2,823	64,308
Salesforce.com, Inc. (a)	16,284	929,654
SeaChange International, Inc. (a)	889	9,281
ServiceNow, Inc. (a)	2,173	130,206
SolarWinds, Inc. (a)	1,778	75,796
Solera Holdings, Inc.	1,926	121,993
Splunk, Inc. (a)	3,265	233,415
SS&C Technologies Holdings, Inc. (a)	1,581	63,272
Symantec Corp.	19,206	383,544
Synchronoss Technologies, Inc. (a)(b)	790	27,089
Synopsys, Inc. (a)	4,229	162,436
Tableau Software, Inc. (Class A) (a)(b)	296	22,520
Take-Two Interactive Software, Inc. (a)	2,272	49,825
Tangoe, Inc. (a)(b)	889	16,527
TIBCO Software, Inc. (a)	4,544	92,334
TiVo, Inc. (a)	3,456	45,723
Tyler Technologies, Inc. (a)	889	74,392
Ultimate Software Group, Inc. (a)	790	108,230
Vasco Data Security International (a)(b)	790	5,957
Verint Systems, Inc. (a)	1,496	70,207
VirnetX Holding Corp. (a)(b)	1,185	16,803
VMware, Inc. (Class A) (a)(b)	2,327	251,363
Vringo, Inc. (a)(b)	1,877	6,513
Workday, Inc. (Class A) (a)	1,288	117,762
Zynga, Inc. (Class A) (a)	16,102	69,239

		22,029,826

SPECIALTY RETAIL — 2.4%
Aaron’s, Inc. (b)	2,073	62,688
Abercrombie & Fitch Co. (Class A) (b)	2,152	82,852
Advance Auto Parts, Inc.	2,003	253,380
Aeropostale, Inc. (a)(b)	2,193	11,009
America’s Car-Mart, Inc. (a)(b)	198	7,271
American Eagle Outfitters, Inc. (b)	5,268	64,480
ANN, Inc. (a)	1,284	53,260
Asbury Automotive Group, Inc. (a)	889	49,171
Ascena Retail Group, Inc. (a)	3,556	61,448
AutoNation, Inc. (a)	1,419	75,533
AutoZone, Inc. (a)	999	536,563
Barnes & Noble, Inc. (a)(b)	1,087	22,718
bebe stores, inc. (b)	988	6,047
Bed Bath & Beyond, Inc. (a)	6,068	417,478
Best Buy Co., Inc.	7,532	198,920
Big 5 Sporting Goods Corp. (b)	494	7,929
Body Central Corp. (a)(b)	494	529
Brown Shoe Co., Inc.	1,185	31,450
Cabela’s, Inc. (a)(b)	1,284	84,115
CarMax, Inc. (a)(b)	6,222	291,190
Chico’s FAS, Inc.	4,513	72,343
Christopher & Banks Corp. (a)	988	6,531
Citi Trends, Inc. (a)	395	6,435
Conn’s, Inc. (a)(b)	593	23,038
CST Brands, Inc. (b)	1,648	51,484
Destination Maternity Corp.	395	10,823
Destination XL Group, Inc. (a)(b)	1,185	6,683
Dick’s Sporting Goods, Inc.	2,715	148,266
DSW, Inc. (Class A)	1,976	70,859
Express, Inc. (a)	2,371	37,651
Five Below, Inc. (a)(b)	889	37,765
Foot Locker, Inc.	4,178	196,282
Francesca’s Holdings Corp. (a)(b)	1,185	21,496
GameStop Corp. (Class A) (b)	3,249	133,534
Genesco, Inc. (a)(b)	625	46,606
GNC Holdings, Inc. (Class A)	2,667	117,401
Group 1 Automotive, Inc. (b)	593	38,936
Guess?, Inc.	1,679	46,340
Haverty Furniture Cos., Inc.	593	17,612
hhgregg, Inc. (a)(b)	395	3,796
Hibbett Sports, Inc. (a)(b)	690	36,487
Jos. A. Bank Clothiers, Inc. (a)	790	50,797
Kirkland’s, Inc. (a)	395	7,304
L Brands, Inc.	6,630	376,385
Lithia Motors, Inc. (Class A)	593	39,411
Lowe’s Cos., Inc.	28,708	1,403,821
Lumber Liquidators Holdings, Inc. (a)(b)	790	74,102
MarineMax, Inc. (a)(b)	690	10,481
Mattress Firm Holding Corp. (a)(b)	395	18,893
Monro Muffler Brake, Inc.	889	50,566
Murphy USA, Inc. (a)	1,309	53,132
O’Reilly Automotive, Inc. (a)	3,064	454,667
Office Depot, Inc. (a)(b)	17,016	70,276
Outerwall, Inc. (a)(b)	790	57,275
Penske Automotive Group, Inc.	1,185	50,671
Pep Boys-Manny, Moe & Jack (a)	1,482	18,851
PetSmart, Inc. (b)	2,893	199,299
Pier 1 Imports, Inc. (b)	2,592	48,937
RadioShack Corp. (a)(b)	2,735	5,798
Rent-A-Center, Inc. (b)	1,576	41,922
Restoration Hardware Holdings, Inc. (a)	494	36,353
Ross Stores, Inc.	6,310	451,481
Sally Beauty Holdings, Inc. (a)	4,643	127,218
Sears Hometown and Outlet Stores, Inc. (a)	198	4,683
Select Comfort Corp. (a)(b)	1,581	28,584
Shoe Carnival, Inc.	395	9,101
Signet Jewelers, Ltd.	2,272	240,514
Sonic Automotive, Inc. (Class A)	1,087	24,436
Stage Stores, Inc. (b)	889	21,736
Staples, Inc. (b)	18,294	207,454
Stein Mart, Inc.	790	11,068
The Buckle, Inc. (b)	790	36,182
The Cato Corp. (Class A)	790	21,362
The Children’s Place Retail Stores, Inc.	593	29,537
The Container Store Group, Inc. (a)(b)	405	13,750
The Finish Line, Inc. (Class A)	1,383	37,465
The Gap, Inc.	7,674	307,420
The Home Depot, Inc.	40,517	3,206,110
The Men’s Wearhouse, Inc.	1,366	66,907
The Wet Seal, Inc. (Class A) (a)(b)	2,470	3,260
Tiffany & Co.	3,061	263,705
Tile Shop Holdings, Inc. (a)(b)	494	7,632
TJX Cos., Inc.	20,096	1,218,822
Tractor Supply Co.	3,659	258,435

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Ulta Salon Cosmetics & Fragrance, Inc. (a)	1,778	$173,319
Urban Outfitters, Inc. (a)	2,976	108,535
Vitamin Shoppe, Inc. (a)(b)	790	37,541
West Marine, Inc. (a)	494	5,617
Williams-Sonoma, Inc.	2,715	180,928
Zale Corp. (a)	889	18,589
Zumiez, Inc. (a)(b)	593	14,374

		13,653,105

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.4%
3D Systems Corp. (a)(b)	2,766	163,609
Apple, Inc.	25,963	13,935,381
Cray, Inc. (a)(b)	1,087	40,567
Diebold, Inc. (b)	1,778	70,924
Electronics for Imaging, Inc. (a)	1,284	55,610
EMC Corp.	58,459	1,602,361
Fusion-io, Inc. (a)(b)	2,073	21,808
Hewlett-Packard Co.	54,128	1,751,582
Immersion Corp. (a)(b)	790	8,334
Lexmark International, Inc. (Class A)	1,716	79,434
NCR Corp. (a)	4,523	165,316
NetApp, Inc.	9,949	367,118
QLogic Corp. (a)	2,424	30,906
Quantum Corp. (a)(b)	5,828	7,110
SanDisk Corp.	6,265	508,655
Silicon Graphics International Corp. (a)(b)	889	10,917
Stratasys, Ltd. (a)(b)	1,089	115,532
Super Micro Computer, Inc. (a)	889	15,442
Western Digital Corp.	5,979	548,992

		19,499,598

TEXTILES, APPAREL & LUXURY GOODS — 0.9%
Carter’s, Inc.	1,671	129,753
Coach, Inc.	7,708	382,779
Columbia Sportswear Co.	395	32,647
Crocs, Inc. (a)	2,474	38,594
Deckers Outdoor Corp. (a)	988	78,773
Fossil Group, Inc. (a)	1,484	173,049
G-III Apparel Group, Ltd. (a)	494	35,361
Hanesbrands, Inc.	2,762	211,238
Iconix Brand Group, Inc. (a)(b)	1,602	62,911
Kate Spade & Co. (a)	3,288	121,952
Michael Kors Holdings, Ltd. (a)	5,532	515,970
Movado Group, Inc.	494	22,502
NIKE, Inc. (Class B)	19,765	1,459,843
Oxford Industries, Inc.	395	30,889
Perry Ellis International, Inc. (a)	296	4,067
PVH Corp.	2,272	283,477
Quiksilver, Inc. (a)(b)	3,633	27,284
Ralph Lauren Corp.	1,679	270,201
Skechers U.S.A., Inc. (a)	1,087	39,719
Steven Madden, Ltd. (a)	1,631	58,683
The Jones Group, Inc.	2,159	32,320
Tumi Holdings, Inc. (a)(b)	1,284	29,057
Under Armour, Inc. (Class A) (a)(b)	2,306	264,360
Unifi, Inc. (a)	395	9,113
V.F. Corp.	9,792	605,929
Vera Bradley, Inc. (a)	593	16,005
Wolverine World Wide, Inc. (b)	2,679	76,485

		5,012,961

THRIFTS & MORTGAGE FINANCE — 0.2%
Astoria Financial Corp.	2,401	33,182
Bank Mutual Corp.	1,284	8,141
Beneficial Mutual Bancorp, Inc. (a)(b)	889	11,726
Berkshire Hills Bancorp, Inc.	689	17,831
BofI Holding, Inc. (a)	296	25,382
Brookline Bancorp, Inc. (b)	1,976	18,614
Capitol Federal Financial, Inc.	4,149	52,070
Charter Financial Corp.	593	6,410
Dime Community Bancshares	889	15,095
Doral Financial Corp. (a)(b)	215	1,866
EverBank Financial Corp. (b)	2,173	42,873
Federal Agricultural Mortgage Corp. (Class C)	296	9,842
First Defiance Financial Corp.	296	8,028
Flagstar Bancorp, Inc. (a)(b)	593	13,176
Fox Chase Bancorp, Inc.	296	4,988
Franklin Financial Corp. (a)	296	5,790
Home Loan Servicing Solutions, Ltd. (b)	2,594	56,030
HomeStreet, Inc. (b)	395	7,722
Hudson City Bancorp, Inc.	14,528	142,810
MGIC Investment Corp. (a)(b)	8,594	73,221
Nationstar Mortgage Holdings, Inc. (a)(b)	593	19,249
New York Community Bancorp, Inc. (b)	12,178	195,700
Northfield Bancorp, Inc.	1,581	20,332
Northwest Bancshares, Inc. (b)	2,568	37,493
OceanFirst Financial Corp.	337	5,962
Ocwen Financial Corp. (a)(b)	2,865	112,251
Oritani Financial Corp.	1,284	20,300
PennyMac Financial Services, Inc. (Class A) (a)(b)	395	6,573
People’s United Financial, Inc. (b)	9,130	135,763
Provident Financial Services, Inc.	1,679	30,843
Radian Group, Inc.	4,783	71,888
Rockville Financial, Inc.	790	10,736
Territorial Bancorp, Inc.	296	6,394
TFS Financial Corp. (a)	2,173	27,010
TrustCo Bank Corp. NY	2,554	17,980
United Financial Bancorp, Inc.	494	9,085
Walker & Dunlop, Inc. (a)	494	8,077
Washington Federal, Inc.	2,865	66,755
WSFS Financial Corp.	198	14,143

		1,371,331

TOBACCO — 1.2%
Alliance One International, Inc. (a)	2,371	6,923
Altria Group, Inc.	55,969	2,094,920
Lorillard, Inc.	10,440	564,595
Philip Morris International, Inc.	45,271	3,706,337
Reynolds American, Inc.	8,641	461,602
Universal Corp. (b)	690	38,564
Vector Group, Ltd. (b)	1,762	37,954

		6,910,895

TRADING COMPANIES & DISTRIBUTORS — 0.3%
Aceto Corp.	790	15,871

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Air Lease Corp.	1,976	$73,685
Aircastle, Ltd.	1,877	36,376
Applied Industrial Technologies, Inc.	1,185	57,164
Beacon Roofing Supply, Inc. (a)	1,383	53,467
CAI International, Inc. (a)	494	12,187
DXP Enterprises, Inc. (a)	296	28,099
Fastenal Co. (b)	8,127	400,824
GATX Corp.	1,284	87,158
H&E Equipment Services, Inc. (a)	790	31,956
HD Supply Holdings, Inc. (a)(b)	2,329	60,903
Houston Wire & Cable Co. (b)	494	6,486
Kaman Corp. (b)	700	28,476
MRC Global, Inc. (a)	2,272	61,253
MSC Industrial Direct Co., Inc. (Class A) (b)	1,284	111,092
Rush Enterprises, Inc. (Class A) (a)(b)	988	32,090
TAL International Group, Inc. (a)(b)	889	38,112
Textainer Group Holdings, Ltd. (b)	593	22,694
Titan Machinery, Inc. (a)(b)	494	7,741
United Rentals, Inc. (a)(b)	2,568	243,806
W.W. Grainger, Inc.	1,693	427,753
Watsco, Inc.	690	68,938
WESCO International, Inc. (a)(b)	1,185	98,616

		2,004,747

TRANSPORTATION INFRASTRUCTURE — 0.0% (e)
Wesco Aircraft Holdings, Inc. (a)	1,087	23,925

WATER UTILITIES — 0.1%
American States Water Co.	988	31,902
American Water Works Co., Inc.	4,939	224,231
Aqua America, Inc.	4,827	121,013
Artesian Resources Corp. (Class A) (b)	227	5,098
California Water Service Group	1,284	30,739
Connecticut Water Service, Inc.	263	8,987
SJW Corp.	395	11,676

		433,646

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Leap Wireless International, Inc. (f)	1,438	3,624
NII Holdings, Inc. (a)(b)	4,734	5,633
NTELOS Holdings Corp. (b)	395	5,332
SBA Communications Corp. (Class A) (a)	3,507	318,997
Shenandoah Telecommunications Co. (b)	690	22,280
Sprint Corp. (a)(b)	21,900	201,261
T-Mobile US, Inc. (a)	5,692	188,007
Telephone & Data Systems, Inc.	2,621	68,696
US Cellular Corp.	395	16,199
USA Mobility, Inc.	593	10,775

		840,804

TOTAL COMMON STOCKS —
(Cost $420,846,877)		578,925,970

RIGHTS — 0.0% (e)
BIOTECHNOLOGY — 0.0% (e)
Cubist Pharmaceuticals, Inc. (expiring 12/31/16) (a) (Cost $3,036)	1,366	888

WARRANTS — 0.0% (e)
OIL, GAS & CONSUMABLE FUELS — 0.0% (e)
Magnum Hunter Resources (expiring 4/15/16) (a)(b)(c)	468	0

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.0% (e)
Tejon Ranch Co. (expiring 08/31/16) (a)	57	208

TOTAL WARRANTS —
(Cost $339)		208

SHORT TERM INVESTMENTS — 5.4%
MONEY MARKET FUNDS — 5.4%
State Street Navigator Securities Lending Prime Portfolio (g)(h)	30,910,719	30,910,719
State Street Institutional Liquid Reserves Fund 0.08% (h)(i)	556,631	556,631

TOTAL SHORT TERM INVESTMENTS —
(Cost $31,467,350)		31,467,350

TOTAL INVESTMENTS — 105.2% (j)
(Cost $452,317,602)		610,394,416
OTHER ASSETS & LIABILITIES — (5.2)%		(30,266,984)

NET ASSETS — 100.0%		$580,127,432

(a)	Non-income producing security
(b)	A portion of the security was on loan at March 31, 2014.
(c)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 3 inputs (See accompanying Notes to Schedules of Investments).
(d)	Affiliated issuer (See accompanying Notes to Schedules of Investments).
(e)	Amount shown represents less than 0.05% of net assets.
(f)	Security is valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs (See accompanying Notes to Schedules of Investments).
(g)	Investments of cash collateral for securities loaned
(h)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments).
(i)	The rate shown is the annualized seven-day yield at period end.
(j)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (See accompanying Notes to Schedules of Investments).
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR Russell 1000 ETF
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.7%
Alliant Techsystems, Inc. (a)	84	$11,941
BE Aerospace, Inc. (b)	271	23,520
Exelis, Inc.	516	9,809
General Dynamics Corp. (a)	824	89,750
Hexcel Corp. (b)	276	12,017
Honeywell International, Inc.	2,162	200,547
Huntington Ingalls Industries, Inc.	134	13,703
L-3 Communications Holdings, Inc. (a)	257	30,364
Lockheed Martin Corp. (a)	711	116,064
Northrop Grumman Corp.	598	73,781
Precision Castparts Corp.	404	102,115
Raytheon Co. (a)	905	89,405
Rockwell Collins, Inc. (a)	368	29,319
Spirit Aerosystems Holdings, Inc. (Class A) (b)	324	9,134
Textron, Inc. (a)	786	30,882
The Boeing Co.	2,079	260,894
TransDigm Group, Inc. (a)	140	25,928
Triumph Group, Inc. (a)	144	9,299
United Technologies Corp.	2,523	294,787

		1,433,259

AIR FREIGHT & LOGISTICS — 0.7%
C.H. Robinson Worldwide, Inc. (a)	435	22,790
Expeditors International of Washington, Inc.	564	22,351
FedEx Corp. (a)	814	107,904
United Parcel Service, Inc. (Class B) (a)	1,985	193,299

		346,344

AIRLINES — 0.4%
Alaska Air Group, Inc.	192	17,915
American Airlines Group, Inc. (a)(b)	490	17,934
Copa Holdings SA (Class A)	96	13,938
Delta Air Lines, Inc.	2,347	81,324
Southwest Airlines Co.	1,977	46,677
United Continental Holdings, Inc. (b)	1,006	44,898

		222,686

AUTO COMPONENTS — 0.5%
Allison Transmission Holdings, Inc. (a)	95	2,844
BorgWarner, Inc. (a)	656	40,324
Delphi Automotive PLC	874	59,310
Gentex Corp.	396	12,486
Johnson Controls, Inc.	1,905	90,145
Lear Corp. (a)	212	17,749
The Goodyear Tire & Rubber Co. (a)	672	17,559
TRW Automotive Holdings Corp. (b)	299	24,404
Visteon Corp. (b)	132	11,674

		276,495

AUTOMOBILES — 0.7%
Ford Motor Co.	10,589	165,188
General Motors Co.	3,345	115,135
Harley-Davidson, Inc.	634	42,231
Tesla Motors, Inc. (a)(b)	227	47,318
Thor Industries, Inc. (a)	120	7,327

		377,199

BANKS — 5.9%
Associated Banc-Corp. (a)	458	8,271
Bank of America Corp. (a)	29,441	506,385
Bank of Hawaii Corp. (a)	120	7,273
BankUnited, Inc.	180	6,259
BB&T Corp. (a)	1,921	77,167
BOK Financial Corp. (a)	63	4,350
CapitalSource, Inc.	540	7,879
CIT Group, Inc.	519	25,441
Citigroup, Inc.	8,363	398,079
City National Corp.	132	10,391
Comerica, Inc.	518	26,832
Commerce Bancshares, Inc.	226	10,491
Cullen/Frost Bankers, Inc. (a)	155	12,017
East West Bancorp, Inc.	374	13,651
Fifth Third Bancorp	2,402	55,126
First Citizens BancShares, Inc. (Class A)	24	5,778
First Horizon National Corp. (a)	660	8,144
First Niagara Financial Group, Inc.	972	9,185
First Republic Bank	315	17,007
Fulton Financial Corp.	540	6,793
Huntington Bancshares, Inc. (a)	2,302	22,951
JPMorgan Chase & Co.	10,288	624,584
KeyCorp	2,521	35,899
M&T Bank Corp. (a)	353	42,819
PNC Financial Services Group, Inc.	1,453	126,411
Popular, Inc. (b)	288	8,925
Regions Financial Corp.	3,880	43,107
Signature Bank (b)	132	16,578
SunTrust Banks, Inc.	1,497	59,566
SVB Financial Group (b)	120	15,454
Synovus Financial Corp.	3,000	10,170
TCF Financial Corp.	446	7,430
U.S. Bancorp (a)	5,075	217,515
Valley National Bancorp (a)	542	5,642
Wells Fargo & Co.	13,213	657,215
Zions Bancorporation (a)	508	15,738

		3,126,523

BEVERAGES — 1.9%
Beam, Inc.	445	37,068
Brown-Forman Corp. (Class B) (a)	414	37,132
Coca-Cola Enterprises, Inc.	727	34,722
Constellation Brands, Inc. (Class A) (b)	426	36,197
Dr. Pepper Snapple Group, Inc.	556	30,280
Molson Coors Brewing Co. (Class B)	378	22,249
Monster Beverage Corp. (b)	372	25,835
PepsiCo, Inc.	4,244	354,374
The Coca-Cola Co.	10,453	404,113

		981,970

BIOTECHNOLOGY — 2.4%
Alexion Pharmaceuticals, Inc. (b)	533	81,085
Alkermes PLC (b)	352	15,520
Amgen, Inc.	2,057	253,710
ARIAD Pharmaceuticals, Inc. (a)(b)	504	4,062
Biogen Idec, Inc. (b)	655	200,345
BioMarin Pharmaceutical, Inc. (a)(b)	374	25,510
Celgene Corp. (b)	1,148	160,261
Cubist Pharmaceuticals, Inc. (a)(b)	180	13,167
Gilead Sciences, Inc. (a)(b)	4,184	296,478
Incyte Corp. (a)(b)	278	14,879
Medivation, Inc. (a)(b)	220	14,161
Myriad Genetics, Inc. (a)(b)	214	7,317

SPDR Russell 1000 ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Pharmacyclics, Inc. (a)(b)	166	$16,636
Regeneron Pharmaceuticals, Inc. (a)(b)	222	66,662
Seattle Genetics, Inc. (a)(b)	271	12,347
Theravance, Inc. (a)(b)	206	6,374
United Therapeutics Corp. (a)(b)	132	12,412
Vertex Pharmaceuticals, Inc. (b)	648	45,827

		1,246,753

BUILDING PRODUCTS — 0.2%
A.O. Smith Corp.	216	9,940
Allegion PLC	272	14,190
Armstrong World Industries, Inc. (b)	72	3,834
Fortune Brands Home & Security, Inc.	444	18,684
Lennox International, Inc.	144	13,091
Masco Corp.	983	21,833
Owens Corning	341	14,721

		96,293

CAPITAL MARKETS — 2.2%
Affiliated Managers Group, Inc. (a)(b)	142	28,407
Ameriprise Financial, Inc.	548	60,318
Artisan Partners Asset Management, Inc.	36	2,313
BlackRock, Inc.	361	113,527
E*TRADE Financial Corp. (b)	782	18,002
Eaton Vance Corp. (a)	335	12,784
Federated Investors, Inc. (Class B) (a)	252	7,696
Franklin Resources, Inc. (a)	1,118	60,573
Invesco, Ltd.	1,219	45,103
Lazard, Ltd. (Class A)	348	16,387
Legg Mason, Inc. (a)	313	15,349
LPL Investment Holdings, Inc.	142	7,461
Morgan Stanley	4,175	130,135
Northern Trust Corp. (a)	653	42,811
Raymond James Financial, Inc. (a)	332	18,569
SEI Investments Co.	392	13,175
State Street Corp. (c)	1,142	79,426
T. Rowe Price Group, Inc.	716	58,963
TD Ameritrade Holding Corp. (a)	639	21,694
The Bank of New York Mellon Corp.	3,184	112,363
The Charles Schwab Corp.	3,014	82,373
The Goldman Sachs Group, Inc.	1,252	205,140
Waddell & Reed Financial, Inc. (Class A) (a)	240	17,669

		1,170,238

CHEMICALS — 2.4%
Air Products & Chemicals, Inc. (a)	576	68,567
Airgas, Inc. (a)	180	19,172
Albemarle Corp. (a)	241	16,007
Ashland, Inc.	231	22,980
Cabot Corp.	180	10,631
Celanese Corp. (Series A) (a)	430	23,869
CF Industries Holdings, Inc.	165	43,005
Cytec Industries, Inc. (a)	116	11,323
E. I. du Pont de Nemours & Co. (a)	2,519	169,025
Eastman Chemical Co.	428	36,898
Ecolab, Inc.	714	77,105
FMC Corp. (a)	375	28,710
Huntsman Corp.	493	12,039
International Flavors & Fragrances, Inc.	227	21,717
Kronos Worldwide, Inc. (a)	60	1,001
LyondellBasell Industries NV	1,007	89,562
Monsanto Co.	1,460	166,104
NewMarket Corp. (a)	24	9,379
Praxair, Inc. (a)	808	105,824
Rockwood Holdings, Inc.	230	17,112
RPM International, Inc.	364	15,230
Sigma-Aldrich Corp. (a)	340	31,749
The Dow Chemical Co.	3,314	161,027
The Mosaic Co.	791	39,550
The Scotts Miracle-Gro Co. (Class A) (a)	120	7,354
The Sherwin-Williams Co.	238	46,917
Valspar Corp.	241	17,381
W.R. Grace & Co. (b)	203	20,131
Westlake Chemical Corp.	110	7,280

		1,296,649

COMMERCIAL SERVICES & SUPPLIES — 0.4%
Avery Dennison Corp.	251	12,718
Cintas Corp. (a)	283	16,870
Clean Harbors, Inc. (a)(b)	168	9,205
Copart, Inc. (b)	309	11,245
Covanta Holding Corp. (a)	288	5,198
Iron Mountain, Inc. (a)	477	13,151
KAR Auction Services, Inc.	204	6,191
Pitney Bowes, Inc. (a)	552	14,347
R.R. Donnelley & Sons Co.	498	8,914
Republic Services, Inc.	738	25,210
Rollins, Inc.	182	5,504
Stericycle, Inc. (b)	233	26,473
The ADT Corp. (a)	480	14,376
Waste Connections, Inc.	340	14,912
Waste Management, Inc. (a)	1,275	53,639

		237,953

COMMUNICATIONS EQUIPMENT — 1.6%
Brocade Communications Systems, Inc. (b)	1,214	12,881
Cisco Systems, Inc.	14,656	328,441
CommScope Holding Co., Inc. (b)	120	2,962
EchoStar Corp. (Class A) (b)	108	5,136
F5 Networks, Inc. (a)(b)	224	23,885
Harris Corp.	299	21,875
JDS Uniphase Corp. (a)(b)	637	8,918
Juniper Networks, Inc. (b)	1,385	35,678
Motorola Solutions, Inc.	552	35,488
Palo Alto Networks, Inc. (a)(b)	92	6,311
Polycom, Inc. (a)(b)	452	6,201
QUALCOMM, Inc.	4,741	373,875
Riverbed Technology, Inc. (b)	446	8,791

		870,442

CONSTRUCTION & ENGINEERING — 0.3%
Aecom Technology Corp. (a)(b)	288	9,265
Chicago Bridge & Iron Co. NV	296	25,796
Fluor Corp.	444	34,512
Jacobs Engineering Group, Inc. (b)	355	22,543
KBR, Inc.	426	11,366
Quanta Services, Inc. (b)	552	20,369
URS Corp. (a)	204	9,600

		133,451

CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	132	11,703

SPDR Russell 1000 ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Martin Marietta Materials, Inc. (a)	115	$14,760
Vulcan Materials Co. (a)	382	25,384

		51,847

CONSUMER FINANCE — 0.9%
American Express Co.	2,596	233,718
Capital One Financial Corp.	1,602	123,610
Discover Financial Services	1,347	78,382
Santander Consumer USA Holdings, Inc. (b)	200	4,816
SLM Corp. (a)	1,219	29,841

		470,367

CONTAINERS & PACKAGING — 0.3%
AptarGroup, Inc. (a)	180	11,898
Ball Corp. (a)	404	22,143
Bemis Co., Inc.	291	11,419
Crown Holdings, Inc. (b)	399	17,851
Greif, Inc. (Class A) (a)	84	4,409
MeadWestvaco Corp. (a)	485	18,255
Owens-Illinois, Inc. (b)	453	15,325
Packaging Corp. of America	277	19,493
Rock-Tenn Co. (Class A)	203	21,431
Sealed Air Corp.	575	18,900
Silgan Holdings, Inc.	120	5,942
Sonoco Products Co.	276	11,322

		178,388

DISTRIBUTORS — 0.1%
Genuine Parts Co.	424	36,824
LKQ Corp. (b)	825	21,739

		58,563

DIVERSIFIED CONSUMER SERVICES — 0.1%
Apollo Education Group, Inc. (a)(b)	264	9,039
DeVry Education Group, Inc. (a)	168	7,122
Graham Holdings Co. (Class B)	12	8,445
H&R Block, Inc.	743	22,431
Service Corp. International	578	11,491
Weight Watchers International, Inc. (a)	72	1,479

		60,007

DIVERSIFIED FINANCIAL SERVICES — 1.6%
Berkshire Hathaway, Inc. (Class B) (b)	4,917	614,478
CBOE Holdings, Inc.	240	13,584
CME Group, Inc.	872	64,537
ING US, Inc. (a)	234	8,487
Interactive Brokers Group, Inc. (Class A)	132	2,860
IntercontinentalExchange Group, Inc.	315	62,316
Leucadia National Corp.	855	23,940
Moody’s Corp.	538	42,674
MSCI, Inc. (Class A) (a)(b)	339	14,584
The NASDAQ OMX Group, Inc.	329	12,153

		859,613

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.2%
AT&T, Inc. (a)	14,740	516,932
CenturyLink, Inc. (a)	1,671	54,876
Frontier Communications Corp. (a)	2,889	16,467
Intelsat SA (a)(b)	60	1,123
Level 3 Communications, Inc. (b)	457	17,887
tw telecom, Inc. (a)(b)	356	11,129
Verizon Communications, Inc. (a)	11,248	535,067
Windstream Holdings, Inc. (a)	1,618	13,332

		1,166,813

ELECTRIC UTILITIES — 1.6%
American Electric Power Co., Inc.	1,335	67,631
Duke Energy Corp. (a)	1,933	137,668
Edison International (a)	898	50,836
Entergy Corp.	503	33,626
Exelon Corp. (a)	2,350	78,866
FirstEnergy Corp.	1,149	39,100
Great Plains Energy, Inc. (a)	420	11,357
Hawaiian Electric Industries, Inc. (a)	266	6,762
ITC Holdings Corp. (a)	429	16,023
NextEra Energy, Inc.	1,169	111,780
Northeast Utilities (a)	859	39,084
OGE Energy Corp.	544	19,997
Pepco Holdings, Inc. (a)	629	12,882
Pinnacle West Capital Corp.	291	15,906
PPL Corp. (a)	1,776	58,857
Southern Co. (a)	2,391	105,060
Westar Energy, Inc. (a)	310	10,900
Xcel Energy, Inc. (a)	1,397	42,413

		858,748

ELECTRICAL EQUIPMENT — 0.7%
AMETEK, Inc.	683	35,168
Eaton Corp. PLC	1,297	97,431
Emerson Electric Co.	1,966	131,329
Hubbell, Inc. (Class B)	158	18,940
Regal-Beloit Corp.	120	8,725
Rockwell Automation, Inc.	380	47,329
Roper Industries, Inc.	275	36,715
SolarCity Corp. (a)(b)	60	3,757
The Babcock & Wilcox Co. (a)	312	10,358

		389,752

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
Amphenol Corp. (Class A) (a)	435	39,868
Arrow Electronics, Inc. (b)	287	17,036
Avnet, Inc.	377	17,542
AVX Corp. (a)	132	1,740
CDW Corp. (a)	112	3,073
Corning, Inc.	3,806	79,241
Dolby Laboratories, Inc. (Class A) (a)(b)	120	5,340
FLIR Systems, Inc.	396	14,256
Ingram Micro, Inc. (Class A) (b)	420	12,415
IPG Photonics Corp. (a)(b)	84	5,971
Jabil Circuit, Inc.	552	9,936
Knowles Corp. (b)	237	7,482
Mettler-Toledo International, Inc. (b)	87	20,504
National Instruments Corp. (a)	275	7,890
Tech Data Corp. (b)	108	6,583
Trimble Navigation, Ltd. (a)(b)	699	27,170
Vishay Intertechnology, Inc. (a)	360	5,357
Zebra Technologies Corp. (Class A) (b)	144	9,995

		291,399

ENERGY EQUIPMENT & SERVICES — 1.8%
Atwood Oceanics, Inc. (b)	156	7,861
Baker Hughes, Inc.	1,222	79,454
Cameron International Corp. (a)(b)	583	36,012

SPDR Russell 1000 ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Diamond Offshore Drilling, Inc. (a)	192	$9,362
Dresser-Rand Group, Inc. (a)(b)	220	12,850
Dril-Quip, Inc. (b)	108	12,107
FMC Technologies, Inc. (b)	645	33,727
Frank’s International NV (a)	116	2,874
Halliburton Co.	2,317	136,448
Helmerich & Payne, Inc. (a)	264	28,396
McDermott International, Inc. (a)(b)	648	5,067
Nabors Industries, Ltd.	832	20,509
National Oilwell Varco, Inc.	1,183	92,120
Oceaneering International, Inc.	296	21,271
Oil States International, Inc. (a)(b)	147	14,494
Patterson-UTI Energy, Inc.	408	12,925
Rowan Cos. PLC (a)(b)	310	10,441
RPC, Inc. (a)	168	3,431
Schlumberger, Ltd.	3,646	355,485
Seadrill, Ltd. (a)	972	34,176
Superior Energy Services, Inc. (a)	460	14,150
Tidewater, Inc. (a)	132	6,418
Unit Corp. (b)	132	8,630

		958,208

FOOD & STAPLES RETAILING — 2.1%
Costco Wholesale Corp.	1,197	133,681
CVS Caremark Corp.	3,354	251,080
Safeway, Inc. (a)	657	24,270
Sprouts Farmers Market, Inc. (a)(b)	10	360
Sysco Corp. (a)	1,629	58,856
The Fresh Market, Inc. (a)(b)	108	3,629
The Kroger Co.	1,404	61,285
Wal-Mart Stores, Inc.	4,445	339,731
Walgreen Co.	2,598	171,546
Whole Foods Market, Inc. (a)	1,018	51,623

		1,096,061

FOOD PRODUCTS — 1.6%
Archer-Daniels-Midland Co.	1,810	78,536
Bunge, Ltd.	404	32,122
Campbell Soup Co. (a)	490	21,991
ConAgra Foods, Inc.	1,156	35,871
Dean Foods Co. (a)	257	3,973
Flowers Foods, Inc. (a)	506	10,854
General Mills, Inc.	1,769	91,670
Hillshire Brands Co.	354	13,190
Hormel Foods Corp.	367	18,082
Ingredion, Inc. (a)	218	14,841
Kellogg Co. (a)	694	43,521
Keurig Green Mountain, Inc.	413	43,609
Kraft Foods Group, Inc.	1,626	91,219
McCormick & Co., Inc. (a)	361	25,898
Mead Johnson Nutrition Co.	561	46,641
Mondelez International, Inc. (Class A)	4,891	168,984
Pinnacle Foods, Inc.	96	2,867
The Hershey Co.	415	43,326
The J.M. Smucker Co. (a)	297	28,880
Tyson Foods, Inc. (Class A)	767	33,756
WhiteWave Foods Co. (Class A) (b)	384	10,959

		860,790

GAS UTILITIES — 0.1%
AGL Resources, Inc.	326	15,961
Atmos Energy Corp.	256	12,065
National Fuel Gas Co. (a)	188	13,168
ONE Gas, Inc. (b)	143	5,138
Questar Corp.	504	11,985
UGI Corp. (a)	310	14,139

		72,456

HEALTH CARE EQUIPMENT & SUPPLIES — 2.1%
Abbott Laboratories	4,276	164,669
Alere, Inc. (a)(b)	228	7,832
Baxter International, Inc. (a)	1,488	109,487
Becton, Dickinson and Co.	536	62,755
Boston Scientific Corp. (b)	3,699	50,011
C.R. Bard, Inc. (a)	229	33,887
CareFusion Corp. (b)	592	23,810
Covidien PLC	1,294	95,316
DENTSPLY International, Inc. (a)	393	18,094
Edwards Lifesciences Corp. (a)(b)	307	22,770
Hill-Rom Holdings, Inc. (a)	168	6,475
Hologic, Inc. (a)(b)	732	15,738
IDEXX Laboratories, Inc. (a)(b)	148	17,967
Intuitive Surgical, Inc. (b)	100	43,799
Medtronic, Inc.	2,786	171,451
ResMed, Inc. (a)	389	17,384
Sirona Dental Systems, Inc. (a)(b)	154	11,499
St. Jude Medical, Inc.	780	51,004
Stryker Corp. (a)	905	73,730
Teleflex, Inc. (a)	108	11,582
The Cooper Cos., Inc.	126	17,307
Varian Medical Systems, Inc. (a)(b)	294	24,693
Zimmer Holdings, Inc. (a)	462	43,696

		1,094,956

HEALTH CARE PROVIDERS & SERVICES — 2.2%
Aetna, Inc.	1,035	77,594
AmerisourceBergen Corp.	632	41,453
Brookdale Senior Living, Inc. (b)	276	9,249
Cardinal Health, Inc.	938	65,641
Catamaran Corp. (b)	564	25,245
CIGNA Corp.	783	65,561
Community Health Systems, Inc. (a)(b)	326	12,769
DaVita HealthCare Partners, Inc. (a)(b)	502	34,563
Envision Healthcare Holdings, Inc. (b)	122	4,127
Express Scripts Holding Co. (b)	2,125	159,566
HCA Holdings, Inc. (b)	761	39,952
Health Net, Inc. (b)	216	7,346
Henry Schein, Inc. (a)(b)	241	28,768
Humana, Inc. (a)	428	48,244
Laboratory Corp. of America Holdings (b)	257	25,240
LifePoint Hospitals, Inc. (a)(b)	132	7,201
McKesson Corp.	619	109,297
MEDNAX, Inc. (a)(b)	284	17,602
Omnicare, Inc.	304	18,140
Patterson Cos., Inc. (a)	243	10,148
Premier, Inc. (Class A) (a)(b)	84	2,768
Quest Diagnostics, Inc. (a)	346	20,040
Tenet Healthcare Corp. (a)(b)	273	11,687
UnitedHealth Group, Inc.	2,793	228,998
Universal Health Services, Inc. (Class B) (a)	251	20,600
VCA Antech, Inc. (b)	240	7,735

SPDR Russell 1000 ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

WellPoint, Inc.	817	$81,332

		1,180,866

HEALTH CARE TECHNOLOGY — 0.1%
Allscripts Healthcare Solutions, Inc. (a)(b)	492	8,871
Cerner Corp. (a)(b)	808	45,450
Veeva Systems, Inc. (Class A) (a)(b)	36	961

		55,282

HOTELS, RESTAURANTS & LEISURE — 1.9%
Bally Technologies, Inc. (a)(b)	108	7,157
Brinker International, Inc. (a)	190	9,966
Burger King Worldwide, Inc.	301	7,992
Carnival Corp.	1,148	43,463
Chipotle Mexican Grill, Inc. (a)(b)	85	48,284
Choice Hotels International, Inc. (a)	72	3,312
Darden Restaurants, Inc. (a)	353	17,918
Domino’s Pizza, Inc.	156	12,007
Dunkin’ Brands Group, Inc. (a)	250	12,545
Hilton Worldwide Holdings, Inc. (b)	400	8,896
Hyatt Hotels Corp. (Class A) (b)	103	5,542
International Game Technology (a)	706	9,926
Las Vegas Sands Corp.	1,079	87,162
Marriott International, Inc. (Class A) (a)	642	35,965
McDonald’s Corp.	2,765	271,053
MGM Resorts International (a)(b)	1,019	26,351
Norwegian Cruise Line Holdings, Ltd. (b)	60	1,936
Panera Bread Co. (Class A) (a)(b)	81	14,294
Penn National Gaming, Inc. (a)(b)	193	2,378
Royal Caribbean Cruises, Ltd.	408	22,261
SeaWorld Entertainment, Inc.	84	2,539
Six Flags Entertainment Corp. (a)	180	7,227
Starbucks Corp.	2,051	150,502
Starwood Hotels & Resorts Worldwide, Inc.	533	42,427
The Wendy’s Co. (a)	716	6,530
Wyndham Worldwide Corp.	382	27,974
Wynn Resorts, Ltd.	221	49,095
Yum! Brands, Inc.	1,245	93,861

		1,028,563

HOUSEHOLD DURABLES — 0.5%
D.R. Horton, Inc. (a)	793	17,168
Garmin, Ltd. (a)	340	18,788
Harman International Industries, Inc.	192	20,429
Jarden Corp. (b)	377	22,556
Leggett & Platt, Inc. (a)	394	12,860
Lennar Corp. (Class A) (a)	453	17,948
Mohawk Industries, Inc. (b)	176	23,933
Newell Rubbermaid, Inc.	796	23,800
NVR, Inc. (b)	13	14,911
Pulte Group, Inc. (a)	1,065	20,437
Taylor Morrison Home Corp. (Class A) (a)(b)	84	1,974
Tempur Sealy International, Inc. (a)(b)	168	8,513
Toll Brothers, Inc. (a)(b)	469	16,837
Tupperware Brands Corp. (a)	142	11,894
Whirlpool Corp.	213	31,835

		263,883

HOUSEHOLD PRODUCTS — 1.8%
Church & Dwight Co., Inc. (a)	383	26,454
Colgate-Palmolive Co.	2,560	166,067
Energizer Holdings, Inc. (a)	167	16,824
Kimberly-Clark Corp.	1,056	116,424
The Clorox Co. (a)	353	31,067
The Procter & Gamble Co.	7,520	606,112

		962,948

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
Calpine Corp. (b)	1,034	21,621
NRG Energy, Inc.	882	28,048
The AES Corp.	1,701	24,290

		73,959

INDUSTRIAL CONGLOMERATES — 2.1%
3M Co.	1,893	256,804
Carlisle Cos., Inc.	185	14,678
Danaher Corp.	1,634	122,550
General Electric Co.	28,317	733,127

		1,127,159

INSURANCE — 3.1%
ACE, Ltd.	929	92,027
Aflac, Inc.	1,274	80,313
Alleghany Corp. (b)	46	18,740
Allied World Assurance Company Holdings, Ltd.	96	9,906
American Financial Group, Inc.	227	13,100
American International Group, Inc.	4,043	202,190
American National Insurance Co.	24	2,713
Aon PLC	844	71,132
Arch Capital Group, Ltd. (a)(b)	370	21,290
Arthur J. Gallagher & Co. (a)	368	17,509
Aspen Insurance Holdings, Ltd.	180	7,146
Assurant, Inc. (a)	214	13,901
Assured Guaranty, Ltd.	458	11,597
Axis Capital Holdings, Ltd.	324	14,855
Brown & Brown, Inc.	328	10,089
Cincinnati Financial Corp. (a)	448	21,800
CNA Financial Corp. (a)	79	3,375
Endurance Specialty Holdings, Ltd. (a)	120	6,460
Erie Indemnity Co. (Class A)	79	5,511
Everest Re Group, Ltd. (a)	145	22,192
Fidelity National Financial, Inc. (Class A)	641	20,153
Genworth Financial, Inc. (Class A) (b)	1,356	24,042
Hartford Financial Services Group, Inc. (a)	1,261	44,476
HCC Insurance Holdings, Inc.	279	12,692
Kemper Corp. (a)	132	5,170
Lincoln National Corp.	689	34,912
Loews Corp.	855	37,663
Markel Corp. (b)	37	22,056
Marsh & McLennan Cos., Inc.	1,512	74,542
MBIA, Inc. (b)	386	5,400
Mercury General Corp. (a)	72	3,246
MetLife, Inc.	2,453	129,518
Old Republic International Corp.	710	11,644
PartnerRe, Ltd.	163	16,871
Principal Financial Group, Inc.	778	35,780

SPDR Russell 1000 ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

ProAssurance Corp.	168	$7,481
Protective Life Corp. (a)	216	11,359
Prudential Financial, Inc.	1,281	108,437
Reinsurance Group of America, Inc.	210	16,722
RenaissanceRe Holdings, Ltd. (a)	126	12,298
StanCorp Financial Group, Inc.	120	8,016
The Allstate Corp. (a)	1,296	73,328
The Chubb Corp.	714	63,760
The Hanover Insurance Group, Inc.	120	7,373
The Progressive Corp.	1,635	39,600
The Travelers Cos., Inc. (a)	924	78,632
Torchmark Corp. (a)	250	19,675
Unum Group	762	26,906
Validus Holdings, Ltd.	289	10,898
W.R. Berkley Corp. (a)	298	12,403
White Mountains Insurance Group, Ltd. (a)	16	9,598
XL Group PLC	797	24,906

		1,655,403

INTERNET & CATALOG RETAIL — 1.3%
Amazon.com, Inc. (b)	1,004	337,866
Expedia, Inc. (a)	291	21,097
Groupon, Inc. (a)(b)	1,152	9,032
HomeAway, Inc. (a)(b)	158	5,952
Liberty Interactive Corp. (Class A) (b)	1,451	41,890
Liberty Ventures, (Series A) (b)	96	12,512
Netflix, Inc. (a)(b)	141	49,636
Priceline.com, Inc. (b)	142	169,248
TripAdvisor, Inc. (a)(b)	303	27,449
zulily, Inc. (Class A) (b)	36	1,807

		676,489

INTERNET SOFTWARE & SERVICES — 3.0%
Akamai Technologies, Inc. (a)(b)	477	27,766
AOL, Inc. (a)(b)	216	9,454
eBay, Inc. (b)	3,554	196,323
Equinix, Inc. (a)(b)	131	24,214
Facebook, Inc. (Class A) (b)	4,669	281,261
Google, Inc. (Class A) (b)	740	824,737
IAC/InterActiveCorp.	209	14,921
LinkedIn Corp. (Class A) (a)(b)	257	47,530
Pandora Media, Inc. (a)(b)	356	10,794
Rackspace Hosting, Inc. (a)(b)	325	10,667
Twitter, Inc. (a)(b)	236	11,014
VeriSign, Inc. (a)(b)	384	20,701
Yahoo!, Inc. (a)(b)	2,475	88,852

		1,568,234

IT SERVICES — 3.5%
Accenture PLC (Class A) (a)	1,763	140,546
Alliance Data Systems Corp. (a)(b)	130	35,418
Amdocs, Ltd.	444	20,628
Automatic Data Processing, Inc.	1,334	103,065
Booz Allen Hamilton Holding Corp.	84	1,848
Broadridge Financial Solutions, Inc.	336	12,479
Cognizant Technology Solutions Corp. (Class A) (b)	1,648	83,405
Computer Sciences Corp. (a)	409	24,875
CoreLogic, Inc. (a)(b)	264	7,931
DST Systems, Inc. (a)	96	9,100
Fidelity National Information Services, Inc.	799	42,707
Fiserv, Inc. (b)	738	41,837
FleetCor Technologies, Inc. (b)	184	21,178
Gartner, Inc. (a)(b)	258	17,916
Genpact, Ltd. (b)	458	7,978
Global Payments, Inc.	228	16,213
International Business Machines Corp.	2,688	517,413
Jack Henry & Associates, Inc.	247	13,773
Leidos Holdings, Inc. (a)	211	7,463
Mastercard, Inc. (Class A)	3,206	239,488
NeuStar, Inc. (Class A) (a)(b)	180	5,852
Paychex, Inc.	888	37,829
Science Applications International Corp.	120	4,487
Teradata Corp. (a)(b)	452	22,234
The Western Union Co. (a)	1,529	25,014
Total System Services, Inc. (a)	450	13,685
Vantiv, Inc. (b)	240	7,253
VeriFone Systems, Inc. (b)	272	9,199
Visa, Inc. (Class A) (a)	1,436	309,975
Xerox Corp.	3,373	38,115

		1,838,904

LEISURE PRODUCTS — 0.2%
Hasbro, Inc. (a)	318	17,687
Mattel, Inc. (a)	950	38,105
Polaris Industries, Inc. (a)	185	25,846

		81,638

LIFE SCIENCES TOOLS & SERVICES — 0.6%
Agilent Technologies, Inc.	974	54,466
Bio-Rad Laboratories, Inc. (Class A) (b)	60	7,687
Bruker Corp. (b)	300	6,837
Charles River Laboratories International, Inc. (b)	132	7,965
Covance, Inc. (b)	153	15,897
Illumina, Inc. (a)(b)	339	50,396
PerkinElmer, Inc.	310	13,969
Qiagen NV (a)(b)	638	13,455
Quintiles Transnational Holdings, Inc. (b)	72	3,655
Techne Corp. (a)	96	8,196
Thermo Fisher Scientific, Inc.	1,056	126,973
Waters Corp. (a)(b)	231	25,043

		334,539

MACHINERY — 2.1%
AGCO Corp. (a)	259	14,286
Caterpillar, Inc. (a)	1,800	178,866
Colfax Corp. (a)(b)	240	17,119
Crane Co.	132	9,392
Cummins, Inc.	530	78,965
Deere & Co. (a)	1,068	96,974
Donaldson Co., Inc. (a)	400	16,960
Dover Corp. (a)	472	38,586
Flowserve Corp.	397	31,101
Graco, Inc.	168	12,556
Harsco Corp.	218	5,108
IDEX Corp.	228	16,619
Illinois Tool Works, Inc. (a)	926	75,312
Ingersoll-Rand PLC	706	40,411
ITT Corp.	252	10,776
Joy Global, Inc. (a)	294	17,052

SPDR Russell 1000 ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Kennametal, Inc. (a)	216	$9,569
Lincoln Electric Holdings, Inc. (a)	236	16,994
Navistar International Corp. (b)	156	5,284
Nordson Corp. (a)	188	13,252
Oshkosh Corp.	237	13,952
PACCAR, Inc. (a)	971	65,484
Pall Corp. (a)	304	27,199
Parker Hannifin Corp.	410	49,081
Pentair, Ltd.	563	44,668
Snap-On, Inc. (a)	164	18,611
SPX Corp.	133	13,075
Stanley Black & Decker, Inc.	440	35,746
Terex Corp. (a)	274	12,138
The Manitowoc Co., Inc. (a)	362	11,385
The Toro Co. (a)	156	9,858
Timken Co.	247	14,519
Trinity Industries, Inc. (a)	216	15,567
Valmont Industries, Inc. (a)	64	9,526
WABCO Holdings, Inc. (b)	161	16,995
Wabtec Corp.	258	19,995
Xylem, Inc.	526	19,157

		1,102,138

MARINE — 0.0% (d)
Kirby Corp. (a)(b)	154	15,593

MATERIALS — 0.1%
PPG Industries, Inc.	392	75,836

MEDIA — 4.0%
AMC Networks, Inc. (Class A) (a)(b)	166	12,133
Cablevision Systems Corp. (Class A) (a)	538	9,076
CBS Corp. (a)	1,688	104,318
Charter Communications, Inc. (Class A) (b)	150	18,480
Cinemark Holdings, Inc. (a)	312	9,051
Clear Channel Outdoor Holdings, Inc. (Class A)	120	1,093
Comcast Corp. (Class A)	7,212	360,744
DIRECTV (Class A) (a)(b)	1,332	101,791
Discovery Communications, Inc. (Series A) (a)(b)	667	55,161
DISH Network Corp. (Class A) (a)(b)	572	35,584
DreamWorks Animation SKG, Inc. (Class A) (a)(b)	204	5,416
Gannett Co., Inc.	629	17,360
John Wiley & Sons, Inc. (Class A) (a)	120	6,917
Lamar Advertising Co. (Class A) (b)	197	10,045
Liberty Global PLC (Class A) (a)(b)	1,091	45,386
Liberty Global PLC, (Series C) (a)(b)	1,091	44,415
Liberty Media Corp. (Class A) (b)	275	35,951
Lions Gate Entertainment Corp. (a)	218	5,827
McGraw Hill Financial, Inc.	760	57,988
Morningstar, Inc. (a)	60	4,741
News Corp. (Class A) (b)	1,404	24,177
Omnicom Group, Inc.	710	51,546
Regal Entertainment Group (Class A) (a)	228	4,259
Scripps Networks Interactive, Inc. (Class A) (a)	296	22,469
Sirius XM Holdings, Inc. (a)(b)	8,454	27,053
Starz (Class A) (b)	320	10,330
The Interpublic Group of Cos., Inc.	1,233	21,134
The Madison Square Garden Co. (Class A) (b)	183	10,391
The Walt Disney Co.	4,938	395,386
Thomson Reuters Corp. (a)	1,022	34,952
Time Warner Cable, Inc.	798	109,470
Time Warner, Inc.	2,558	167,114
Twenty-First Century Fox, Inc.	5,447	174,141
Viacom, Inc. (Class B)	1,208	102,668

		2,096,567

METALS & MINING — 0.6%
Alcoa, Inc. (a)	2,937	37,799
Allegheny Technologies, Inc. (a)	300	11,304
Carpenter Technology Corp. (a)	132	8,717
Cliffs Natural Resources, Inc. (a)	384	7,857
Compass Minerals International, Inc.	96	7,922
Freeport-McMoRan Copper & Gold, Inc.	2,832	93,654
Newmont Mining Corp.	1,373	32,183
Nucor Corp. (a)	870	43,970
Reliance Steel & Aluminum Co.	225	15,898
Royal Gold, Inc. (a)	200	12,524
Southern Copper Corp. (a)	432	12,576
Steel Dynamics, Inc.	602	10,710
Tahoe Resources, Inc. (a)(b)	230	4,864
United States Steel Corp. (a)	396	10,934

		310,912

MULTI-UTILITIES — 1.1%
Alliant Energy Corp.	321	18,236
Ameren Corp.	677	27,892
CenterPoint Energy, Inc.	1,209	28,641
CMS Energy Corp.	732	21,433
Consolidated Edison, Inc. (a)	807	43,295
Dominion Resources, Inc.	1,587	112,661
DTE Energy Co.	476	35,362
Integrys Energy Group, Inc.	225	13,421
MDU Resources Group, Inc.	481	16,503
NiSource, Inc.	881	31,302
PG&E Corp. (a)	1,235	53,352
Public Service Enterprise Group, Inc. (a)	1,390	53,015
SCANA Corp. (a)	378	19,399
Sempra Energy	664	64,249
TECO Energy, Inc. (a)	584	10,016
Vectren Corp. (a)	228	8,981
Wisconsin Energy Corp. (a)	629	29,280

		587,038

MULTILINE RETAIL — 0.7%
Big Lots, Inc. (a)(b)	156	5,908
Dillard’s, Inc. (Class A) (a)	71	6,560
Dollar General Corp. (b)	921	51,097
Dollar Tree, Inc. (b)	506	26,403
Family Dollar Stores, Inc.	266	15,431
J.C. Penney Co., Inc. (a)(b)	799	6,887
Kohl’s Corp. (a)	609	34,591
Macy’s, Inc.	1,048	62,136
Nordstrom, Inc. (a)	398	24,855
Sears Holdings Corp. (a)(b)	126	6,018
Target Corp. (a)	1,762	106,619

		346,505

OIL, GAS & CONSUMABLE FUELS — 7.8%
Anadarko Petroleum Corp.	1,372	116,291

SPDR Russell 1000 ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Antero Resources Corp. (b)	118	$7,387
Apache Corp.	1,070	88,756
Cabot Oil & Gas Corp.	1,150	38,962
Cheniere Energy, Inc. (a)(b)	661	36,586
Chesapeake Energy Corp. (a)	1,587	40,659
Chevron Corp.	5,303	630,580
Cimarex Energy Co.	232	27,634
Cobalt International Energy, Inc. (b)	755	13,832
Concho Resources, Inc. (b)	288	35,280
ConocoPhillips	3,356	236,095
CONSOL Energy, Inc. (a)	594	23,730
Continental Resources, Inc. (a)(b)	116	14,415
CVR Energy, Inc. (a)	40	1,690
Denbury Resources, Inc. (a)	1,025	16,810
Devon Energy Corp.	1,101	73,690
Energen Corp.	194	15,677
EOG Resources, Inc.	746	146,343
EQT Corp.	423	41,018
Exxon Mobil Corp.	12,222	1,193,845
Golar LNG, Ltd. (a)	120	5,003
Gulfport Energy Corp. (a)(b)	220	15,660
Hess Corp.	840	69,619
HollyFrontier Corp.	544	25,884
Kinder Morgan, Inc. (a)	1,833	59,554
Kosmos Energy, Ltd. (b)	276	3,036
Laredo Petroleum Holdings, Inc. (a)(b)	110	2,845
Marathon Oil Corp.	1,966	69,832
Marathon Petroleum Corp.	829	72,156
Murphy Oil Corp. (a)	527	33,127
Newfield Exploration Co. (b)	375	11,760
Noble Energy, Inc.	984	69,903
Oasis Petroleum, Inc. (a)(b)	255	10,641
Occidental Petroleum Corp.	2,208	210,400
ONEOK, Inc. (a)	573	33,950
PBF Energy, Inc.	60	1,548
Peabody Energy Corp. (a)	789	12,892
Phillips 66 (a)	1,587	122,294
Pioneer Natural Resources Co. (a)	377	70,552
QEP Resources, Inc. (a)	503	14,808
Range Resources Corp. (a)	446	37,005
SandRidge Energy, Inc. (a)(b)	1,358	8,338
SM Energy Co. (a)	192	13,688
Southwestern Energy Co. (b)	965	44,400
Spectra Energy Corp. (a)	1,828	67,526
Teekay Corp. (a)	108	6,074
Tesoro Corp.	363	18,364
The Williams Cos., Inc.	1,870	75,885
Ultra Petroleum Corp. (a)(b)	420	11,294
Valero Energy Corp.	1,494	79,331
Whiting Petroleum Corp. (b)	320	22,205
World Fuel Services Corp. (a)	204	8,996
WPX Energy, Inc. (b)	552	9,953

		4,117,803

PAPER & FOREST PRODUCTS — 0.2%
Domtar Corp.	96	10,773
International Paper Co.	1,199	55,010
Weyerhaeuser Co.	1,634	47,958

		113,741

PERSONAL PRODUCTS — 0.2%
Avon Products, Inc.	1,190	17,422
Coty, Inc. (Class A)	226	3,385
Herbalife, Ltd. (a)	237	13,573
Nu Skin Enterprises, Inc. (Class A) (a)	156	12,925
The Estee Lauder Cos., Inc. (Class A)	633	42,335

		89,640

PHARMACEUTICALS — 5.5%
AbbVie, Inc.	4,342	223,179
Actavis PLC (b)	473	97,367
Allergan, Inc.	814	101,017
Bristol-Myers Squibb Co.	4,499	233,723
Eli Lilly & Co.	2,716	159,864
Endo International PLC (a)(b)	310	21,282
Forest Laboratories, Inc. (b)	741	68,372
Hospira, Inc. (a)(b)	457	19,765
Jazz Pharmaceuticals PLC (b)	144	19,970
Johnson & Johnson	7,735	759,809
Mallinckrodt PLC (a)(b)	171	10,843
Merck & Co., Inc.	8,297	471,021
Mylan, Inc. (a)(b)	1,045	51,027
Perrigo Co. PLC (a)	336	51,966
Pfizer, Inc.	18,342	589,145
Salix Pharmaceuticals, Ltd. (a)(b)	168	17,407
Zoetis, Inc.	1,376	39,821

		2,935,578

PROFESSIONAL SERVICES — 0.3%
Dun & Bradstreet Corp. (a)	118	11,723
Equifax, Inc.	328	22,314
IHS, Inc. (Class A) (b)	182	22,113
Manpower, Inc.	226	17,816
Nielsen Holdings NV	605	27,001
Robert Half International, Inc.	413	17,325
Towers Watson & Co. (Class A)	170	19,389
Verisk Analytics, Inc. (Class A) (b)	417	25,003

		162,684

REAL ESTATE INVESTMENT TRUSTS — 2.9%
Alexandria Real Estate Equities, Inc.	193	14,004
American Campus Communities, Inc.	273	10,196
American Capital Agency Corp. (a)	880	18,911
American Homes 4 Rent (Class A)	224	3,743
American Tower Corp.	1,082	88,583
Annaly Capital Management, Inc. (a)	2,601	28,533
Apartment Investment & Management Co. (Class A)	363	10,970
AvalonBay Communities, Inc.	360	47,275
BioMed Realty Trust, Inc. (a)	516	10,573
Boston Properties, Inc.	420	48,103
Brandywine Realty Trust (a)	432	6,247
BRE Properties, Inc.	213	13,372
Brixmor Property Group, Inc. (a)	132	2,816
Camden Property Trust (a)	227	15,286
CBL & Associates Properties, Inc. (a)	447	7,934
Chimera Investment Corp. (a)	2,822	8,635
CommonWealth REIT (a)	324	8,521
Corporate Office Properties Trust (a)	240	6,394
Corrections Corp. of America	318	9,960
Crown Castle International Corp.	925	68,246
DDR Corp. (a)	858	14,140
Digital Realty Trust, Inc. (a)	353	18,737
Douglas Emmett, Inc. (a)	396	10,747

SPDR Russell 1000 ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Duke Realty Corp.	817	$13,791
Equity Lifestyle Properties, Inc.	238	9,675
Equity Residential	984	57,062
Essex Property Trust, Inc. (a)	115	19,556
Extra Space Storage, Inc.	275	13,340
Federal Realty Investment Trust (a)	192	22,026
Gaming and Leisure Properties, Inc. (a)	236	8,605
General Growth Properties, Inc.	1,614	35,508
Hatteras Financial Corp.	276	5,203
HCP, Inc.	1,234	47,867
Health Care REIT, Inc.	763	45,475
Healthcare Trust of America, Inc. (Class A) (a)	302	3,440
Home Properties, Inc.	146	8,777
Hospitality Properties Trust	388	11,143
Host Hotels & Resorts, Inc. (a)	2,066	41,816
Kilroy Realty Corp. (a)	234	13,708
Kimco Realty Corp. (a)	1,116	24,418
Liberty Property Trust	386	14,266
Mack-Cali Realty Corp.	240	4,990
MFA Financial, Inc.	986	7,641
Mid-America Apartment Communities, Inc. (a)	234	15,975
National Retail Properties, Inc. (a)	320	10,982
OMEGA Healthcare Investors, Inc.	326	10,927
Piedmont Office Realty Trust, Inc. (Class A) (a)	452	7,752
Plum Creek Timber Co., Inc. (a)	453	19,044
Post Properties, Inc.	146	7,169
ProLogis	1,345	54,916
Public Storage (a)	396	66,722
Rayonier, Inc.	337	15,472
Realty Income Corp. (a)	530	21,656
Regency Centers Corp. (a)	247	12,612
Retail Properties of America, Inc. (Class A) (a)	372	5,037
Senior Housing Properties Trust	551	12,381
Simon Property Group, Inc.	853	139,892
SL Green Realty Corp. (a)	256	25,759
Spirit Realty Capital, Inc.	970	10,651
Starwood Property Trust, Inc. (a)	570	13,446
Starwood Waypoint Residential Trust (b)	114	3,282
Tanger Factory Outlet Centers, Inc. (a)	264	9,240
Taubman Centers, Inc.	185	13,096
The Macerich Co.	386	24,059
Two Harbors Investment Corp.	1,019	10,445
UDR, Inc. (a)	649	16,764
Ventas, Inc.	801	48,517
Vornado Realty Trust	516	50,857
Weingarten Realty Investors (a)	375	11,250
WP Carey, Inc. (a)	154	9,251

		1,527,387

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. (b)	768	21,066
Forest City Enterprises, Inc. (Class A) (a)(b)	432	8,251
Jones Lang LaSalle, Inc.	117	13,864
Realogy Holdings Corp. (a)(b)	337	14,643
The Howard Hughes Corp. (b)	108	15,413
The St. Joe Co. (a)(b)	180	3,465

		76,702

ROAD & RAIL — 1.0%
AMERCO, Inc.	24	5,571
Avis Budget Group, Inc. (a)(b)	300	14,610
Con-way, Inc. (a)	156	6,408
CSX Corp. (a)	2,803	81,203
Genesee & Wyoming, Inc. (Class A) (b)	114	11,095
Hertz Global Holdings, Inc. (b)	955	25,441
J.B. Hunt Transport Services, Inc.	247	17,764
Kansas City Southern	301	30,720
Landstar System, Inc. (a)	132	7,817
Norfolk Southern Corp. (a)	866	84,149
Old Dominion Freight Line, Inc. (a)(b)	192	10,894
Ryder Systems, Inc.	144	11,509
Union Pacific Corp.	1,280	240,205

		547,386

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.2%
Advanced Micro Devices, Inc. (a)(b)	1,658	6,649
Altera Corp.	881	31,927
Analog Devices, Inc. (a)	849	45,116
Applied Materials, Inc.	3,245	66,263
Atmel Corp. (b)	1,176	9,831
Avago Technologies, Ltd.	674	43,412
Broadcom Corp. (Class A) (a)	1,568	49,361
Cree, Inc. (a)(b)	307	17,364
Fairchild Semiconductor International, Inc. (a)(b)	348	4,799
First Solar, Inc. (a)(b)	172	12,004
Freescale Semiconductor, Ltd. (a)(b)	160	3,906
Intel Corp.	13,630	351,790
KLA-Tencor Corp. (a)	456	31,528
Lam Research Corp. (b)	449	24,695
Linear Technology Corp. (a)	592	28,825
LSI Corp.	1,608	17,801
Marvell Technology Group, Ltd.	1,083	17,057
Maxim Integrated Products, Inc.	795	26,330
Microchip Technology, Inc. (a)	529	25,265
Micron Technology, Inc. (b)	2,873	67,975
NVIDIA Corp.	1,586	28,405
ON Semiconductor Corp. (b)	1,153	10,838
Silicon Laboratories, Inc. (b)	120	6,270
Skyworks Solutions, Inc. (b)	562	21,086
Teradyne, Inc. (a)(b)	528	10,502
Texas Instruments, Inc.	3,045	143,572
Xilinx, Inc.	715	38,803

		1,141,374

SOFTWARE — 3.8%
Activision Blizzard, Inc.	723	14,778
Adobe Systems, Inc. (b)	1,373	90,261
Ansys, Inc. (b)	265	20,410
Autodesk, Inc. (b)	612	30,098
CA, Inc.	899	27,842
Cadence Design Systems, Inc. (a)(b)	729	11,329
Citrix Systems, Inc. (a)(b)	523	30,036
Compuware Corp.	588	6,174
Concur Technologies, Inc. (a)(b)	129	12,780
Electronic Arts, Inc. (a)(b)	830	24,078

SPDR Russell 1000 ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

FactSet Research Systems, Inc. (a)	121	$13,045
FireEye, Inc. (a)(b)	48	2,955
Fortinet, Inc. (b)	366	8,063
Informatica Corp. (b)	301	11,372
Intuit, Inc.	811	63,039
MICROS Systems, Inc. (b)	179	9,474
Microsoft Corp.	22,924	939,655
NetSuite, Inc. (a)(b)	95	9,009
Nuance Communications, Inc. (a)(b)	713	12,242
Oracle Corp.	9,202	376,454
Red Hat, Inc. (b)	521	27,603
Rovi Corp. (b)	288	6,561
Salesforce.com, Inc. (a)(b)	1,578	90,088
ServiceNow, Inc. (a)(b)	180	10,786
SolarWinds, Inc. (a)(b)	185	7,886
Solera Holdings, Inc. (a)	201	12,731
Splunk, Inc. (a)(b)	292	20,875
Symantec Corp. (a)	1,907	38,083
Synopsys, Inc. (b)	402	15,441
Tableau Software, Inc. (Class A) (a)(b)	24	1,826
TIBCO Software, Inc. (b)	488	9,916
VMware, Inc. (Class A) (a)(b)	232	25,061
Workday, Inc. (Class A) (a)(b)	100	9,143
Zynga, Inc. (Class A) (a)(b)	1,598	6,871

		1,995,965

SPECIALTY RETAIL — 2.3%
Aaron’s, Inc. (a)	204	6,169
Abercrombie & Fitch Co. (Class A) (a)	210	8,085
Advance Auto Parts, Inc.	208	26,312
American Eagle Outfitters, Inc. (a)	525	6,426
Ascena Retail Group, Inc. (b)	348	6,013
AutoNation, Inc. (b)	134	7,133
AutoZone, Inc. (b)	97	52,099
Bed Bath & Beyond, Inc. (a)(b)	608	41,830
Best Buy Co., Inc. (a)	772	20,389
Cabela’s, Inc. (a)(b)	132	8,647
CarMax, Inc. (a)(b)	637	29,812
Chico’s FAS, Inc.	444	7,117
CST Brands, Inc. (a)	170	5,311
Dick’s Sporting Goods, Inc. (a)	236	12,888
DSW, Inc. (Class A)	192	6,885
Foot Locker, Inc. (a)	410	19,262
GameStop Corp. (Class A) (a)	324	13,316
GNC Holdings, Inc. (Class A)	266	11,709
Guess?, Inc. (a)	168	4,637
L Brands, Inc. (a)	648	36,787
Lowe’s Cos., Inc.	2,781	135,991
Murphy USA, Inc. (a)(b)	131	5,317
O’Reilly Automotive, Inc. (b)	302	44,814
PetSmart, Inc. (a)	280	19,289
Ross Stores, Inc.	587	42,000
Sally Beauty Holdings, Inc. (a)(b)	467	12,796
Signet Jewelers, Ltd. (a)	221	23,395
Staples, Inc. (a)	1,822	20,662
The Gap, Inc.	769	30,806
The Home Depot, Inc.	4,005	316,916
Tiffany & Co.	309	26,620
TJX Cos., Inc.	1,968	119,359
Tractor Supply Co. (a)	382	26,981
Ulta Salon Cosmetics & Fragrance, Inc. (b)	181	17,644
Urban Outfitters, Inc. (a)(b)	294	10,722
Williams-Sonoma, Inc. (a)	281	18,726

		1,202,865

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.6%
3D Systems Corp. (a)(b)	289	17,094
Apple, Inc.	2,574	1,381,569
Diebold, Inc. (a)	180	7,180
EMC Corp.	5,759	157,854
Hewlett-Packard Co. (a)	5,327	172,381
Lexmark International, Inc. (Class A) (a)	168	7,777
NCR Corp. (a)(b)	447	16,338
NetApp, Inc. (a)	882	32,546
SanDisk Corp.	646	52,449
Stratasys, Ltd. (a)(b)	86	9,124
Western Digital Corp.	581	53,347

		1,907,659

TEXTILES, APPAREL & LUXURY GOODS — 0.8%
Carter’s, Inc.	160	12,424
Coach, Inc. (a)	776	38,536
Deckers Outdoor Corp. (a)(b)	96	7,654
Fossil Group, Inc. (b)	118	13,760
Hanesbrands, Inc.	274	20,956
Michael Kors Holdings, Ltd. (a)(b)	572	53,350
NIKE, Inc. (Class B)	1,938	143,141
PVH Corp.	225	28,073
Ralph Lauren Corp.	164	26,393
Under Armour, Inc. (Class A) (a)(b)	231	26,482
V.F. Corp.	964	59,652

		430,421

THRIFTS & MORTGAGE FINANCE — 0.1%
Hudson City Bancorp, Inc.	1,452	14,273
Nationstar Mortgage Holdings, Inc. (a)(b)	60	1,948
New York Community Bancorp, Inc. (a)	1,178	18,930
Ocwen Financial Corp. (a)(b)	264	10,344
People’s United Financial, Inc. (a)	892	13,264
TFS Financial Corp. (b)	216	2,685
Washington Federal, Inc.	288	6,710

		68,154

TOBACCO — 1.3%
Altria Group, Inc.	5,511	206,277
Lorillard, Inc. (a)	1,041	56,297
Philip Morris International, Inc.	4,486	367,269
Reynolds American, Inc.	878	46,903

		676,746

TRADING COMPANIES & DISTRIBUTORS — 0.3%
Air Lease Corp.	192	7,160
Fastenal Co. (a)	812	40,048
GATX Corp. (a)	132	8,960
HD Supply Holdings, Inc. (a)(b)	228	5,962
MRC Global, Inc. (b)	228	6,147
MSC Industrial Direct Co., Inc. (Class A) (a)	126	10,902
United Rentals, Inc. (a)(b)	278	26,393
W.W. Grainger, Inc. (a)	165	41,689

SPDR Russell 1000 ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

WESCO International, Inc. (a)(b)	120	$9,986

		157,247

WATER UTILITIES — 0.1%
American Water Works Co., Inc.	480	21,792
Aqua America, Inc. (a)	481	12,059

		33,851

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
SBA Communications Corp. (Class A) (a)(b)	335	30,472
Sprint Corp. (a)(b)	2,138	19,648
T-Mobile US, Inc. (a)(b)	477	15,755
Telephone & Data Systems, Inc.	264	6,920
US Cellular Corp. (a)	36	1,476

		74,271

TOTAL COMMON STOCKS —
(Cost $39,852,812)		52,926,153

SHORT TERM INVESTMENTS — 18.4%
MONEY MARKET FUNDS — 18.4%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	9,717,198	9,717,198
State Street Institutional Liquid Reserves Fund 0.08% (f)(g)	40,223	40,223

TOTAL SHORT TERM INVESTMENTS —
(Cost $9,757,421)		9,757,421

TOTAL INVESTMENTS — 118.2% (h)
(Cost $49,610,233)		62,683,574
OTHER ASSETS & LIABILITIES — (18.2)%		(9,641,268)

NET ASSETS — 100.0%		$53,042,306

(a)	A portion of the security was on loan at March 31, 2014.
(b)	Non-income producing security
(c)	Affiliated issuer (See accompanying Notes to Schedules of Investments).
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Investments of cash collateral for securities loaned
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments).
(g)	The rate shown is the annualized seven-day yield at period end.
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (See accompanying Notes to Schedules of Investments).
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 1.8%
AAR Corp. (a)	1,576	$40,897
Aerovironment, Inc. (a)(b)	739	29,745
American Science & Engineering, Inc. (a)	323	21,696
API Technologies Corp. (b)	1,290	3,780
Astronics Corp. (b)	623	39,504
Cubic Corp.	796	40,652
Curtiss-Wright Corp.	1,856	117,930
DigitalGlobe, Inc. (b)	2,972	86,218
Ducommun, Inc. (b)	418	10,475
Engility Holdings, Inc. (a)(b)	684	30,814
Erickson Air-Crane, Inc. (b)	152	2,935
Esterline Technologies Corp. (b)	1,255	133,708
GenCorp, Inc. (a)(b)	2,408	43,994
HEICO Corp. (a)	2,630	158,221
Innovative Solutions & Support, Inc. (a)(b)	493	3,712
Kratos Defense & Security Solutions, Inc. (a)(b)	1,745	13,157
LMI Aerospace, Inc. (a)(b)	416	5,866
Moog, Inc. (Class A) (b)	1,821	119,294
National Presto Industries, Inc.	190	14,828
Orbital Sciences Corp. (b)	2,389	66,653
Sparton Corp. (a)(b)	398	11,653
Taser International, Inc. (b)	2,043	37,366
Teledyne Technologies, Inc. (b)	1,496	145,606
The Keyw Holding Corp. (b)	1,271	23,780

		1,202,484

AIR FREIGHT & LOGISTICS — 0.5%
Air Transport Services Group, Inc. (a)(b)	2,069	16,242
Atlas Air Worldwide Holdings, Inc. (a)(b)	1,023	36,081
Echo Global Logistics, Inc. (a)(b)	702	12,861
Forward Air Corp.	1,197	55,194
HUB Group, Inc. (Class A) (b)	1,484	59,345
Pacer International, Inc. (b)	1,403	12,571
Park-Ohio Holdings Corp. (b)	342	19,203
UTI Worldwide, Inc. (a)	3,617	38,304
XPO Logistics, Inc. (a)(b)	1,959	57,614

		307,415

AIRLINES — 0.5%
Allegiant Travel Co.	594	66,487
Hawaiian Holdings, Inc. (a)(b)	2,066	28,841
JetBlue Airways Corp. (a)(b)	9,267	80,530
Republic Airways Holdings, Inc. (b)	1,954	17,860
SkyWest, Inc.	2,066	26,362
Spirit Airlines, Inc. (b)	2,406	142,916

		362,996

AUTO COMPONENTS — 1.1%
American Axle & Manufacturing Holdings, Inc. (b)	2,674	49,522
Cooper Tire & Rubber Co.	2,522	61,285
Dana Holding Corp.	6,260	145,670
Dorman Products, Inc. (a)(b)	1,005	59,355
Drew Industries, Inc.	910	49,322
Federal-Mogul Corp. (a)(b)	790	14,781
Fox Factory Holding Corp. (a)(b)	391	7,390
Fuel Systems Solutions, Inc. (b)	563	6,058
Gentherm, Inc. (b)	1,327	46,073
Modine Manufacturing Co. (a)(b)	1,878	27,513
Remy International, Inc. (a)	550	12,991
Shiloh Industries, Inc. (b)	247	4,382
Spartan Motors, Inc. (a)	1,365	7,016
Standard Motor Products, Inc.	796	28,473
Stoneridge, Inc. (b)	1,138	12,780
Superior Industries International, Inc.	929	19,035
Tenneco, Inc. (b)	2,437	141,517
Tower International, Inc. (a)(b)	247	6,723

		699,886

AUTOMOBILES — 0.0% (c)
Winnebago Industries, Inc. (a)(b)	1,119	30,649

BANKS — 7.4%
1st Source Corp. (a)	606	19,447
1st United Bancorp, Inc. (a)	1,195	9,154
Access National Corp. (a)	285	4,620
American National Bankshares, Inc. (a)	318	7,479
Ameris Bancorp (b)	945	22,018
Ames National Corp.	377	8,309
Arrow Financial Corp.	418	11,052
Bancfirst Corp.	285	16,140
Banco Latinoamericano de Comercio Exterior SA (a)	1,171	30,926
Bancorp, Inc. (b)	1,309	24,622
BancorpSouth, Inc. (a)	3,792	94,648
Bank of Kentucky Financial Corp. (a)	247	9,272
Bank of Marin Bancorp (a)	211	9,499
Bank of the Ozarks, Inc. (a)	1,233	83,918
Banner Corp.	777	32,020
Bar Harbor Bankshares (a)	152	5,829
BBCN Bancorp, Inc.	3,148	53,957
BNC Bancorp	721	12,495
Boston Private Financial Holdings, Inc. (a)	3,170	42,890
Bridge Bancorp, Inc. (a)	517	13,809
Bridge Capital Holdings (a)(b)	380	9,029
Bryn Mawr Bank Corp. (a)	531	15,256
C&F Financial Corp.	133	4,408
Camden National Corp. (a)	304	12,525
Capital Bank Financial Corp. (Class A) (b)	979	24,583
Capital City Bank Group, Inc. (a)	494	6,560
Cardinal Financial Corp.	1,208	21,539
Cascade Bancorp (a)(b)	247	1,383
Cathay General Bancorp	3,147	79,273
Center Bancorp, Inc.	473	8,987
Centerstate Banks, Inc. (a)	1,194	13,038
Central Pacific Financial Corp.	872	17,614
Century Bancorp, Inc. (Class A)	133	4,537
Chemical Financial Corp.	1,187	38,518
Chemung Financial Corp. (a)	150	4,068
Citizens & Northern Corp. (a)	494	9,737
City Holding Co. (a)	625	28,037
CNB Financial Corp. (a)	554	9,795
CoBiz Financial, Inc. (a)	1,405	16,186
Columbia Banking System, Inc.	2,030	57,896

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Community Bank System, Inc. (a)	1,596	$62,276
Community Trust Bancorp, Inc. (a)	550	22,814
CommunityOne Bancorp (a)(b)	418	4,690
ConnectOne Bancorp, Inc. (a)(b)	76	3,721
CU Bancorp (a)(b)	378	6,955
Customers Bancorp, Inc. (a)(b)	796	16,612
CVB Financial Corp. (a)	3,659	58,178
Eagle Bancorp, Inc. (a)(b)	891	32,165
Enterprise Bancorp, Inc.	285	5,797
Enterprise Financial Services Corp. (a)	723	14,511
F.N.B. Corp. (a)	6,005	80,467
Farmers Capital Bank Corp. (a)(b)	302	6,783
Fidelity Southern Corp. (a)	599	8,368
Financial Institutions, Inc. (a)	551	12,684
First Bancorp (a)	778	14,782
First Bancorp, Inc. (a)	380	6,194
First BanCorp- Puerto Rico (b)	2,877	15,651
First Busey Corp. (a)	2,883	16,721
First Commonwealth Financial Corp. (a)	3,902	35,274
First Community Bancshares, Inc. (a)	713	11,665
First Connecticut Bancorp, Inc. (a)	682	10,680
First Financial Bancorp	2,309	41,516
First Financial Bankshares, Inc. (a)	1,256	77,608
First Financial Corp. (a)	454	15,291
First Financial Holdings, Inc.	966	60,491
First Interstate Bancsystem, Inc.	701	19,782
First Merchants Corp.	1,478	31,984
First Midwest Bancorp, Inc.	2,995	51,155
First NBC Bank Holding Co. (b)	171	5,961
First Security Group, Inc. (a)(b)	2,501	5,202
FirstMerit Corp.	6,619	137,874
Flushing Financial Corp.	1,233	25,979
German American Bancorp, Inc. (a)	511	14,763
Glacier Bancorp, Inc.	2,801	81,425
Great Southern Bancorp, Inc.	416	12,492
Guaranty Bancorp (a)	587	8,365
Hampton Roads Bankshares, Inc. (b)	1,347	2,142
Hancock Holding Co.	3,349	122,741
Hanmi Financial Corp.	1,251	29,148
Heartland Financial USA, Inc. (a)	589	15,897
Heritage Commerce Corp.	834	6,722
Heritage Financial Corp. (a)	606	10,254
Heritage Oaks Bancorp (b)	797	6,440
Home Bancshares, Inc.	1,805	62,128
Home Federal Bancorp, Inc.	569	8,854
HomeTrust Bancshares, Inc. (a)(b)	834	13,160
Horizon Bancorp (a)	342	7,620
Hudson Valley Holding Corp. (a)	658	12,535
IBERIABANK Corp. (a)	1,200	84,180
Independent Bank Corp.-Massachusetts (a)	940	37,008
Independent Bank Group, Inc.	152	8,930
International Bancshares Corp.	2,125	53,295
Intervest Bancshares Corp. (a)(b)	719	5,357
Investors Bancorp, Inc. (a)	2,018	55,777
Lakeland Bancorp, Inc. (a)	1,424	16,020
Lakeland Financial Corp. (a)	658	26,465
LCNB Corp.	250	4,325
Macatawa Bank Corp.	948	4,778
MainSource Financial Group, Inc. (a)	815	13,936
MB Financial, Inc.	2,180	67,493
Mercantile Bank Corp. (a)	342	7,052
Merchants Bancshares, Inc.	228	7,435
Metro Bancorp, Inc. (b)	568	12,008
Middleburg Financial Corp. (a)	209	3,680
MidSouth Bancorp, Inc. (a)	323	5,436
MidWestOne Financial Group, Inc.	266	6,714
National Bankshares, Inc.	283	10,332
National Penn Bancshares, Inc.	4,662	48,718
NBT Bancorp, Inc.	1,748	42,756
NewBridge Bancorp (a)(b)	1,005	7,176
Northrim BanCorp, Inc.	264	6,782
OFG Bancorp	1,820	31,286
Old National Bancorp (a)	4,039	60,221
OmniAmerican Bancorp, Inc.	456	10,392
Pacific Continental Corp. (a)	719	9,893
Pacific Premier Bancorp, Inc. (a)(b)	659	10,636
PacWest Bancorp (a)	1,515	65,160
Palmetto Bancshares, Inc. (a)(b)	171	2,409
Park National Corp. (a)	456	35,062
Park Sterling Corp. (a)	1,784	11,864
Peapack Gladstone Financial Corp.	371	8,162
Penns Woods Bancorp, Inc.	190	9,268
Peoples Bancorp, Inc.	435	10,758
Pinnacle Financial Partners, Inc. (a)	1,401	52,523
Preferred Bank (a)(b)	468	12,149
PrivateBancorp, Inc. (a)	2,560	78,106
Prosperity Bancshares, Inc.	2,413	159,620
Renasant Corp. (a)	1,215	35,296
Republic Bancorp, Inc. (Class A)	380	8,588
S&T Bancorp, Inc. (a)	1,177	27,895
S.Y. Bancorp, Inc. (a)	551	17,434
Sandy Spring Bancorp, Inc. (a)	987	24,655
Seacoast Banking Corp. of Florida (a)(b)	609	6,699
Sierra Bancorp (a)	492	7,833
Simmons First National Corp.	663	24,710
Southside Bancshares, Inc. (a)	702	22,029
Southwest Bancorp, Inc.	778	13,739
State Bank Financial Corp.	1,271	22,484
Sterling Bancorp	3,319	42,019
Sterling Financial Corp. (a)	1,346	44,862
Suffolk Bancorp (b)	456	10,169
Sun Bancorp, Inc. (a)(b)	1,613	5,420
Susquehanna Bancshares, Inc.	7,428	84,605
Talmer Bancorp, Inc. (Class A) (b)	709	10,380
Taylor Capital Group, Inc. (b)	684	16,361
Texas Capital Bancshares, Inc. (a)(b)	1,635	106,177
The First of Long Island Corp. (a)	321	13,036
The National Bank Holdings Corp. (Class A)	1,755	35,223
Tompkins Financial Corp. (a)	569	27,858
TowneBank (a)	1,042	16,161
Trico Bancshares (a)	644	16,699
Tristate Capital Holdings, Inc. (b)	266	3,780
Trustmark Corp. (a)	2,674	67,786
UMB Financial Corp. (a)	1,429	92,456
Umpqua Holdings Corp. (a)	4,379	81,625
Union First Market Bankshares Corp.	1,684	42,807
United Bankshares, Inc.	2,596	79,489
United Community Banks, Inc. (b)	1,720	33,385

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Univest Corp. of Pennsylvania	665	$13,646
VantageSouth Bancshares, Inc. (b)	475	3,339
ViewPoint Financial Group (a)	1,594	45,987
Washington Banking Co.	624	11,095
Washington Trust Bancorp, Inc. (a)	569	21,320
Webster Financial Corp.	3,607	112,033
WesBanco, Inc.	1,025	32,626
West Bancorporation, Inc. (a)	574	8,719
Westamerica Bancorporation (a)	1,081	58,460
Western Alliance Bancorp (b)	2,953	72,644
Wilshire Bancorp, Inc. (a)	2,489	27,628
Wintrust Financial Corp. (a)	1,746	84,960
Yadkin Financial Corp. (b)	570	12,204

		4,879,073

BEVERAGES — 0.2%
Boston Beer Co., Inc. (Class A) (a)(b)	327	80,027
Coca-Cola Hellenic Bottling Co. (a)	192	16,316
Craft Brew Alliance, Inc. (a)(b)	418	6,383
National Beverage Corp. (b)	454	8,857

		111,583

BIOTECHNOLOGY — 4.6%
ACADIA Pharmaceuticals, Inc. (b)	3,061	74,474
Acceleron Pharma, Inc. (a)(b)	324	11,178
Achillion Pharmaceuticals, Inc. (a)(b)	3,847	12,657
Acorda Therapeutics, Inc. (b)	1,612	61,111
Aegerion Pharmaceuticals, Inc. (b)	1,154	53,222
Agios Pharmaceuticals, Inc. (b)	262	10,257
Alnylam Pharmaceuticals, Inc. (b)	2,321	155,832
AMAG Pharmaceuticals, Inc. (a)(b)	854	16,525
Amicus Therapeutics, Inc. (b)	1,214	2,513
Anacor Pharmaceuticals, Inc. (b)	1,007	20,150
Arena Pharmaceuticals, Inc. (a)(b)	8,680	54,684
ArQule, Inc. (a)(b)	2,368	4,854
Array BioPharma, Inc. (a)(b)	4,677	21,982
Auspex Pharmaceuticals, Inc. (b)	319	9,812
AVEO Pharmaceuticals, Inc. (b)	2,066	3,089
BIND Therapeutics, Inc. (a)(b)	122	1,459
Biotime, Inc. (b)	1,475	4,853
Bluebird Bio, Inc. (b)	261	5,935
Cell Therapeutics, Inc. (a)(b)	4,563	15,514
Celldex Therapeutics, Inc. (a)(b)	3,657	64,619
Cellular Dynamics International, Inc. (b)	167	2,493
Cepheid, Inc. (a)(b)	2,660	137,203
Chelsea Therapeutics International, Ltd. (a)(b)	2,721	15,020
ChemoCentryx, Inc. (a)(b)	985	6,531
Chimerix, Inc. (b)	342	7,811
Clovis Oncology, Inc. (a)(b)	731	50,636
Conatus Pharmaceuticals, Inc. (b)	272	2,213
Coronado Biosciences, Inc. (a)(b)	1,044	2,067
Curis, Inc. (a)(b)	3,228	9,103
Cytokinetics, Inc. (a)(b)	1,027	9,757
Cytori Therapeutics, Inc. (a)(b)	2,520	6,804
Dendreon Corp. (a)(b)	6,274	18,759
Durata Therapeutics, Inc. (a)(b)	512	6,892
Dyax Corp. (b)	4,822	43,302
Dynavax Technologies Corp. (a)(b)	11,086	19,955
Emergent Biosolutions, Inc. (a)(b)	1,099	27,772
Enanta Pharmaceuticals, Inc. (a)(b)	152	6,078
Enzon Pharmaceuticals, Inc. (a)	1,499	1,544
Epizyme, Inc. (b)	222	5,055
Esperion Therapeutics, Inc. (a)(b)	204	3,084
Exact Sciences Corp. (a)(b)	2,822	39,988
Exelixis, Inc. (a)(b)	7,895	27,948
Fibrocell Science, Inc. (a)(b)	845	4,419
Five Prime Therapeutics, Inc. (a)(b)	118	2,320
Foundation Medicine, Inc. (a)(b)	227	7,348
Galena Biopharma, Inc. (a)(b)	4,198	10,495
Genomic Health, Inc. (b)	665	17,516
Geron Corp. (a)(b)	6,142	12,775
GlycoMimetics, Inc. (b)	319	5,209
GTx, Inc. (a)(b)	1,043	1,596
Halozyme Therapeutics, Inc. (b)	3,893	49,441
Harvard Apparatus Regenerative Technology, Inc. (a)(b)	247	2,240
Hyperion Therapeutics, Inc. (a)(b)	340	8,772
Idenix Pharmaceuticals, Inc. (a)(b)	4,500	27,135
ImmunoGen, Inc. (b)	3,373	50,359
Immunomedics, Inc. (a)(b)	2,921	12,297
Infinity Pharmaceuticals, Inc. (a)(b)	1,910	22,710
Insmed, Inc. (b)	1,402	26,694
Insys Therapeutics, Inc. (a)(b)	311	12,864
Intercept Pharmaceuticals, Inc. (b)	289	95,309
InterMune, Inc. (a)(b)	3,894	130,332
Intrexon Corp. (b)	450	11,830
Ironwood Pharmaceuticals, Inc. (a)(b)	4,228	52,089
Isis Pharmaceuticals, Inc. (a)(b)	4,488	193,926
KaloBios Pharmaceuticals, Inc. (a)(b)	447	1,211
Karyopharm Therapeutics, Inc. (a)(b)	331	10,225
Keryx Biopharmaceuticals, Inc. (a)(b)	3,643	62,077
Kindred Biosciences, Inc. (b)	342	6,337
KYTHERA Biopharmaceuticals, Inc. (a)(b)	474	18,846
Lexicon Pharmaceuticals, Inc. (a)(b)	9,060	15,674
Ligand Pharmaceuticals, Inc. (Class B) (a)(b)	706	47,486
MacroGenics, Inc. (b)	221	6,150
MannKind Corp. (a)(b)	5,930	23,839
MEI Pharma, Inc. (b)	390	4,341
Merrimack Pharmaceuticals, Inc. (a)(b)	3,892	19,616
MiMedx Group, Inc. (a)(b)	3,383	20,738
Momenta Pharmaceuticals, Inc. (a)(b)	1,878	21,879
Nanosphere, Inc. (a)(b)	2,126	4,571
Navidea Biopharmaceuticals, Inc. (b)	4,763	8,812
Neurocrine Biosciences, Inc. (a)(b)	2,987	48,091
NewLink Genetics Corp. (b)	664	18,858
Novavax, Inc. (a)(b)	7,416	33,594
NPS Pharmaceuticals, Inc. (b)	3,999	119,690
OncoGenex Pharmaceutical, Inc. (a)(b)	587	6,903
OncoMed Pharmaceuticals, Inc. (a)(b)	208	6,999
Onconova Therapeutics, Inc. (a)(b)	223	1,414
Ophthotech Corp. (b)	335	11,973
OPKO Health, Inc. (a)(b)	7,530	70,180
Orexigen Therapeutics, Inc. (a)(b)	3,799	24,693
Osiris Therapeutics, Inc. (a)(b)	663	8,705
OvaScience, Inc. (a)(b)	361	3,227
PDL BioPharma, Inc.	6,357	52,827
Peregrine Pharmaceuticals, Inc. (a)(b)	6,025	11,447

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Portola Pharmaceuticals, Inc. (b)	425	$11,008
Progenics Pharmaceuticals, Inc. (b)	2,351	9,616
Prothena Corp. PLC (a)(b)	564	21,607
PTC Therapeutics, Inc. (b)	362	9,463
Puma Biotechnology, Inc. (b)	886	92,268
Raptor Pharmaceutical Corp. (a)(b)	2,373	23,730
Receptos, Inc. (b)	325	13,630
Regulus Therapeutics, Inc. (a)(b)	394	3,554
Repligen Corp. (a)(b)	1,252	16,101
Retrophin, Inc. (b)	753	16,016
Rigel Pharmaceuticals, Inc. (a)(b)	3,469	13,460
Sangamo Biosciences, Inc. (b)	2,453	44,350
Sarepta Therapeutics, Inc. (a)(b)	1,548	37,198
SIGA Technologies, Inc. (a)(b)	1,460	4,526
Spectrum Pharmaceuticals, Inc. (a)(b)	2,508	19,663
Stemline Therapeutics, Inc. (a)(b)	363	7,391
Sunesis Pharmaceuticals, Inc. (b)	1,290	8,527
Synageva BioPharma Corp. (a)(b)	796	66,044
Synergy Pharmaceuticals, Inc. (a)(b)	3,206	17,024
Synta Pharmaceuticals Corp. (a)(b)	1,652	7,120
Targacept, Inc. (a)(b)	1,118	5,311
TESARO, Inc. (b)	523	15,418
Tetraphase Pharmaceuticals, Inc. (b)	465	5,064
TG Therapeutics, Inc. (a)(b)	613	4,230
Threshold Pharmaceuticals, Inc. (b)	1,877	8,935
Trius Therapeutics, Inc. (b)(d)	154	0
Ultragenyx Pharmaceutical, Inc. (b)	263	12,858
Vanda Pharmaceuticals, Inc. (b)	1,328	21,580
Verastem, Inc. (a)(b)	696	7,510
Vical, Inc. (a)(b)	3,029	3,907
Xencor, Inc. (b)	580	6,803
XOMA Corp. (b)	3,271	17,042
ZIOPHARM Oncology, Inc. (a)(b)	2,729	12,499

		3,066,267

BUILDING PRODUCTS — 0.8%
AAON, Inc. (a)	1,119	31,187
American Woodmark Corp. (b)	399	13,430
Apogee Enterprises, Inc. (a)	1,137	37,783
Builders FirstSource, Inc. (a)(b)	1,782	16,234
Continental Building Products, Inc. (b)	536	10,098
Gibraltar Industries, Inc. (a)(b)	1,215	22,927
Griffon Corp. (a)	1,618	19,319
Insteel Industries, Inc.	720	14,162
NCI Building Systems, Inc. (a)(b)	818	14,282
Norcraft Cos, Inc. (b)	229	3,877
Nortek, Inc. (b)	363	29,842
Patrick Industries, Inc. (b)	266	11,792
PGT, Inc. (b)	1,327	15,274
Ply Gem Holdings, Inc. (b)	627	7,919
Quanex Building Products Corp.	1,480	30,606
Simpson Manufacturing Co., Inc.	1,612	56,952
Trex Co., Inc. (b)	688	50,334
Universal Forest Products, Inc.	796	44,051
USG Corp. (b)	3,054	99,927

		529,996

CAPITAL MARKETS — 1.5%
Arlington Asset Investment Corp. (Class A) (a)	644	17,053
BGC Partners, Inc. (Class A)	5,061	33,099
Calamos Asset Management, Inc. (Class A)	796	10,292
Capitala Finance Corp. (a)	116	2,237
CIFC Corp. (a)	266	2,165
Cohen & Steers, Inc. (a)	753	30,007
Cowen Group, Inc. (Class A) (a)(b)	3,888	17,146
Diamond Hill Investment Group, Inc. (a)	114	14,984
Evercore Partners, Inc. (Class A)	1,257	69,449
FBR & Co. (b)	345	8,911
Financial Engines, Inc. (a)	1,960	99,529
FXCM, Inc. (Class A) (a)	1,461	21,579
GAMCO Investors, Inc. (Class A)	245	19,024
GFI Group, Inc. (a)	2,769	9,830
Greenhill & Co., Inc. (a)	1,089	56,606
HFF, Inc. (Class A)	1,323	44,466
ICG Group, Inc. (a)(b)	1,518	30,998
Intl. FCStone, Inc. (b)	567	10,665
Investment Technology Group, Inc. (a)(b)	1,479	29,876
Janus Capital Group, Inc. (a)	5,949	64,666
JMP Group, Inc.	627	4,458
KCG Holdings, Inc. (Class A) (b)	2,825	33,702
Ladenburg Thalmann Financial Services, Inc. (a)(b)	4,099	12,379
Manning & Napier, Inc.	546	9,156
Marcus & Millichap, Inc. (b)	227	4,050
Oppenheimer Holdings, Inc. (Class A)	399	11,192
Piper Jaffray Co., Inc. (a)(b)	650	29,770
Pzena Investment Management, Inc. (Class A) (a)	454	5,344
RCS Capital Corp. (Class A)	68	2,647
Safeguard Scientifics, Inc. (a)(b)	834	18,498
Silvercrest Asset Management Group, Inc. (Class A)	245	4,481
Stifel Financial Corp. (a)(b)	2,543	126,540
SWS Group, Inc. (b)	1,157	8,654
Virtus Investment Partners, Inc. (a)(b)	268	46,410
Walter Investment Management Corp. (a)(b)	1,473	43,940
Westwood Holdings Group, Inc.	283	17,741
WisdomTree Investments, Inc. (a)(b)	4,001	52,493

		1,024,037

CHEMICALS — 2.3%
A. Schulman, Inc.	1,176	42,642
Advanced Emissions Solutions, Inc. (b)	809	19,853
American Vanguard Corp. (a)	1,138	24,638
Arabian American Development Co. (b)	796	8,637
Axiall Corp.	2,792	125,417
Balchem Corp.	1,181	61,554
Calgon Carbon Corp. (a)(b)	2,159	47,131
Chase Corp.	263	8,292
Chemtura Corp. (b)	3,932	99,440
Ferro Corp. (a)(b)	2,883	39,382
Flotek Industries, Inc. (b)	1,897	52,831
FutureFuel Corp. (a)	872	17,702
H.B. Fuller Co.	2,009	96,994
Hawkins, Inc.	378	13,888
Innophos Holdings, Inc.	872	49,442
Innospec, Inc.	930	42,064

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Intrepid Potash, Inc. (a)(b)	2,180	$33,703
KMG Chemicals, Inc.	323	5,065
Koppers Holdings, Inc. (a)	829	34,180
Kraton Performance Polymers, Inc. (b)	1,289	33,694
Landec Corp. (a)(b)	1,025	11,439
LSB Industries, Inc. (a)(b)	760	28,439
Marrone Bio Innovations, Inc. (a)(b)	223	3,115
Minerals Technologies, Inc.	1,355	87,479
Olin Corp. (a)	3,204	88,462
OM Group, Inc.	1,273	42,289
Omnova Solutions, Inc. (b)	1,877	19,483
Penford Corp. (a)(b)	380	5,457
PolyOne Corp. (a)	3,970	145,540
Quaker Chemical Corp.	530	41,780
Sensient Technologies Corp.	1,997	112,651
Stepan Co.	757	48,872
Taminco Corp. (b)	627	13,173
Tredegar Corp.	986	22,688
Zep, Inc. (a)	907	16,054

		1,543,470

COMMERCIAL SERVICES & SUPPLIES — 2.2%
ABM Industries, Inc.	2,180	62,653
ACCO Brands Corp. (a)(b)	4,527	27,886
Acorn Energy, Inc. (a)	841	2,851
ARC Document Solutions, Inc. (a)(b)	1,498	11,145
Casella Waste Systems, Inc. (Class A) (a)(b)	1,536	7,849
Ceco Environmental Corp. (a)	717	11,895
Cenveo, Inc. (a)(b)	2,144	6,518
Compx International, Inc.	38	389
Courier Corp. (a)	456	7,022
Deluxe Corp.	2,036	106,829
EnerNOC, Inc. (b)	1,043	23,238
Ennis, Inc.	1,043	17,282
G & K Services, Inc. (Class A)	777	47,529
Healthcare Services Group, Inc. (a)	2,731	79,363
Heritage-Crystal Clean, Inc. (a)(b)	359	6,509
Herman Miller, Inc.	2,332	74,927
HNI Corp. (a)	1,815	66,356
Innerworkings, Inc. (a)(b)	1,764	13,512
Interface, Inc.	2,368	48,662
Intersections, Inc. (a)	380	2,242
Kimball International, Inc. (Class B)	1,292	23,398
Knoll, Inc. (a)	1,916	34,852
McGrath Rentcorp (a)	1,005	35,135
Mobile Mini, Inc. (a)	1,530	66,341
MSA Safety, Inc.	1,124	64,068
Multi-Color Corp. (a)	492	17,220
NL Industries, Inc. (a)	266	2,883
Performant Financial Corp. (a)(b)	891	8,064
Quad Graphics, Inc.	1,000	23,450
Schawk, Inc.	532	10,635
SP Plus Corp. (a)(b)	607	15,946
Steelcase, Inc. (Class A)	3,358	55,776
Swisher Hygiene, Inc. (b)	4,533	2,040
Team, Inc. (b)	817	35,017
Tetra Tech, Inc. (a)(b)	2,562	75,810
The Brink’s Co.	1,914	54,645
The Geo Group, Inc.	2,853	91,981
TRC Cos., Inc. (b)	644	4,283
UniFirst Corp.	590	64,865
United Stationers, Inc. (a)	1,563	64,192
US Ecology, Inc. (a)	890	33,037
Viad Corp.	815	19,593
West Corp. (a)	853	20,412

		1,448,300

COMMUNICATIONS EQUIPMENT — 1.8%
ADTRAN, Inc. (a)	2,366	57,754
Alliance Fiber Optic Products, Inc.	456	6,598
Applied Optoelectronics, Inc. (a)(b)	118	2,911
Arris Group, Inc. (b)	4,619	130,163
Aruba Networks, Inc. (a)(b)	4,233	79,369
Aviat Networks, Inc. (a)(b)	2,444	3,886
Bel Fuse, Inc. (Class B) (a)	397	8,694
Black Box Corp. (a)	644	15,675
CalAmp Corp. (b)	1,403	39,102
Calix, Inc. (b)	1,593	13,429
Ciena Corp. (b)	4,025	91,528
Comtech Telecommunications Corp. (a)	664	21,155
Digi International, Inc. (b)	1,025	10,404
Emulex Corp. (b)	2,977	22,000
Extreme Networks, Inc. (b)	3,700	21,460
Finisar Corp. (a)(b)	3,704	98,193
Harmonic, Inc. (b)	4,075	29,095
Infinera Corp. (a)(b)	4,583	41,614
InterDigital, Inc. (a)	1,631	54,002
Ixia (a)(b)	2,254	28,175
KVH Industries, Inc. (b)	624	8,212
Netgear, Inc. (a)(b)	1,445	48,740
Numerex Corp. (Class A) (a)(b)	550	6,012
Oplink Communications, Inc. (b)	758	13,614
Parkervision, Inc. (a)(b)	3,526	16,925
PC-Tel, Inc. (a)	739	6,451
Plantronics, Inc.	1,732	76,987
Procera Networks, Inc. (a)(b)	817	8,489
Ruckus Wireless, Inc. (a)(b)	1,738	21,134
ShoreTel, Inc. (b)	2,349	20,201
Sonus Networks, Inc. (b)	7,559	25,474
Tessco Technologies, Inc. (a)	221	8,257
Ubiquiti Networks, Inc. (a)(b)	493	22,417
ViaSat, Inc. (a)(b)	1,578	108,945
Westell Technologies, Inc. (Class A) (a)(b)	1,764	6,509

		1,173,574

CONSTRUCTION & ENGINEERING — 0.9%
Aegion Corp. (a)(b)	1,555	39,357
Ameresco, Inc. (Class A) (a)(b)	777	5,874
Argan, Inc. (a)	553	16,441
Comfort Systems USA, Inc. (a)	1,479	22,540
Dycom Industries, Inc. (b)	1,308	41,346
EMCOR Group, Inc.	2,681	125,444
Furmanite Corp. (b)	1,492	14,651
Granite Construction, Inc.	1,549	61,851
Great Lakes Dredge & Dock Corp. (b)	2,370	21,638
Layne Christensen Co. (a)(b)	796	14,479
Mastec, Inc. (a)(b)	2,370	102,953
MYR Group, Inc. (b)	834	21,117
Northwest Pipe Co. (a)(b)	380	13,741
Orion Marine Group, Inc. (a)(b)	1,080	13,576
Pike Corp. (a)(b)	1,038	11,169

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Primoris Services Corp.	1,406	$42,152
Sterling Construction Co., Inc. (a)(b)	663	5,748
Tutor Perini Corp. (b)	1,480	42,432

		616,509

CONSTRUCTION MATERIALS — 0.2%
Headwaters, Inc. (a)(b)	2,915	38,507
Texas Industries, Inc. (a)(b)	872	78,149
United States Lime & Minerals, Inc.	76	4,279
US Concrete, Inc. (b)	566	13,301

		134,236

CONSUMER FINANCE — 0.7%
Cash America International, Inc. (a)	1,138	44,063
Consumer Portfolio Services, Inc. (b)	716	4,897
Credit Acceptance Corp. (b)	286	40,655
DFC Global Corp. (a)(b)	1,615	14,260
Encore Capital Group, Inc. (a)(b)	1,005	45,928
Ezcorp, Inc. (Class A) (b)	2,030	21,904
First Cash Financial Services, Inc. (b)	1,161	58,584
Green Dot Corp. (Class A) (b)	1,024	19,999
Imperial Holdings, Inc. (a)(b)	684	3,933
JGWPT Holdings, Inc. (Class A) (b)	336	6,135
Nelnet, Inc. (Class A)	910	37,219
Nicholas Financial, Inc.	416	6,544
Portfolio Recovery Associates, Inc. (a)(b)	2,024	117,109
Regional Management Corp. (b)	209	5,154
Springleaf Holdings, Inc. (a)(b)	902	22,685
The First Marblehead Corp. (a)(b)	363	2,193
World Acceptance Corp. (a)(b)	323	24,251

		475,513

CONTAINERS & PACKAGING — 0.2%
AEP Industries, Inc. (a)(b)	171	6,344
Berry Plastics Group, Inc. (b)	2,201	50,953
Graphic Packaging Holding Co. (b)	7,604	77,257
Myers Industries, Inc.	1,118	22,271
UFP Technologies, Inc. (b)	228	5,554

		162,379

DISTRIBUTORS — 0.3%
Core-Mark Holding Co., Inc. (a)	456	33,106
Pool Corp.	1,864	114,300
VOXX International Corp. (b)	741	10,137
Weyco Group, Inc.	264	7,133

		164,676

DIVERSIFIED CONSUMER SERVICES — 1.0%
American Public Education, Inc. (a)(b)	701	24,591
Ascent Capital Group Inc (Class A) (a)(b)	568	42,912
Bridgepoint Education, Inc. (a)(b)	595	8,860
Bright Horizons Family Solutions, Inc. (a)(b)	475	18,577
Capella Education Co. (a)	437	27,596
Career Education Corp. (a)(b)	2,202	16,427
Carriage Services, Inc. (a)	627	11,436
Corinthian Colleges, Inc. (a)(b)	3,162	4,364
Education Management Corp. (a)(b)	967	4,709
Grand Canyon Education, Inc. (b)	1,763	82,332
Hillenbrand, Inc. (a)	2,184	70,609
Houghton Mifflin Harcourt Co. (a)(b)	888	18,053
ITT Educational Services, Inc. (b)	929	26,644
JTH Holding, Inc. (Class A) (b)	188	5,215
K12, Inc. (b)	1,081	24,485
LifeLock, Inc. (b)	2,402	41,098
Lincoln Educational Services Corp. (a)	949	3,578
Matthews International Corp. (Class A) (a)	1,100	44,891
Regis Corp. (a)	1,896	25,975
Sotheby’s (a)	2,707	117,890
Steiner Leisure, Ltd. (a)(b)	587	27,149
Strayer Education, Inc. (a)(b)	435	20,197
Universal Technical Institute, Inc.	856	11,085

		678,673

DIVERSIFIED FINANCIAL SERVICES — 0.3%
California First National Bancorp (a)	95	1,458
Gain Capital Holdings, Inc. (a)	437	4,724
MarketAxess Holdings, Inc.	1,503	89,008
Marlin Business Services Corp. (a)	323	6,721
NewStar Financial, Inc. (b)	1,043	14,456
PHH Corp. (a)(b)	2,275	58,786
Pico Holdings, Inc. (b)	910	23,651
Resource America, Inc. (Class A) (a)	489	4,191

		202,995

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.6%
8x8, Inc. (a)(b)	3,596	38,873
Atlantic Tele-Network, Inc.	361	23,797
Cbeyond, Inc. (b)	1,063	7,707
Cincinnati Bell, Inc. (a)(b)	8,281	28,652
Cogent Communications Group, Inc.	1,878	66,725
Consolidated Communications Holdings, Inc. (a)	1,593	31,876
Fairpoint Communications, Inc. (b)	833	11,329
General Communication, Inc. (Class A) (b)	1,252	14,285
Hawaiian Telcom Holdco, Inc. (b)	416	11,852
HickoryTech Corp. (a)	548	7,009
IDT Corp. (Class B) (a)	608	10,129
inContact, Inc. (a)(b)	2,123	20,381
Inteliquent, Inc.	1,289	18,729
Iridium Communications, Inc. (a)(b)	2,559	19,218
Lumos Networks Corp.	607	8,116
magicJack VocalTec, Ltd. (b)	739	15,689
ORBCOMM, Inc. (b)	1,430	9,796
Premiere Global Services, Inc. (b)	1,916	23,107
Straight Path Communications, Inc. (Class B) (a)(b)	304	2,237
Towerstream Corp. (a)(b)	2,649	6,225
Vonage Holdings Corp. (a)(b)	6,183	26,401

		402,133

ELECTRIC UTILITIES — 1.4%
ALLETE, Inc.	1,598	83,767
Cleco Corp.	2,414	122,100
El Paso Electric Co.	1,606	57,382
Genie Energy, Ltd. (Class B) (a)(b)	513	5,115
IDACORP, Inc. (a)	2,005	111,217
MGE Energy, Inc. (a)	1,389	54,490
NRG Yield, Inc. (Class A) (a)	901	35,617
Otter Tail Corp. (a)	1,441	44,368

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

PNM Resources, Inc.	3,158	$85,361
Portland General Electric Co. (a)	3,023	97,764
The Empire District Electric Co.	1,703	41,417
UIL Holdings Corp. (a)	2,256	83,043
Unitil Corp.	551	18,095
UNS Energy Corp.	1,655	99,350

		939,086

ELECTRICAL EQUIPMENT — 1.6%
Acuity Brands, Inc.	1,712	226,960
American Superconductor Corp. (a)(b)	1,908	3,072
AZZ, Inc. (a)	1,019	45,529
Brady Corp. (Class A) (a)	1,840	49,956
Capstone Turbine Corp. (a)(b)	12,133	25,843
Encore Wire Corp. (a)	862	41,816
EnerSys (a)	1,932	133,868
Enphase Energy, Inc. (b)	639	4,703
Franklin Electric Co., Inc.	1,893	80,490
FuelCell Energy, Inc. (a)(b)	6,273	15,557
Generac Holdings, Inc. (a)	2,043	120,476
General Cable Corp. (a)	1,986	50,861
Global Power Equipment Group, Inc. (a)	682	13,565
GrafTech International, Ltd. (b)	4,660	50,887
LSI Industries, Inc.	854	6,994
Polypore International, Inc. (a)(b)	1,867	63,870
Powell Industries, Inc. (a)	361	23,393
Power Solutions International, Inc. (a)(b)	93	6,991
PowerSecure International, Inc. (a)(b)	870	20,393
Preformed Line Products Co. (a)	128	8,774
Revolution Lighting Technologies, Inc. (a)(b)	1,175	3,701
Thermon Group Holdings, Inc. (a)(b)	1,081	25,058
Vicor Corp. (b)	703	7,171

		1,029,928

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.8%
Aeroflex Holding Corp. (a)(b)	779	6,473
Agilysys, Inc. (b)	568	7,611
Anixter International, Inc.	1,084	110,048
Audience, Inc. (b)	380	4,750
Badger Meter, Inc. (a)	570	31,407
Belden, Inc.	1,763	122,705
Benchmark Electronics, Inc. (b)	2,163	48,992
Checkpoint Systems, Inc. (a)(b)	1,631	21,888
Cognex Corp. (b)	3,468	117,426
Coherent, Inc. (b)	986	64,435
Control4 Corp. (a)(b)	205	4,348
CTS Corp. (a)	1,327	27,708
Daktronics, Inc.	1,461	21,024
DTS, Inc. (a)(b)	721	14,247
Electro Rent Corp.	740	13,017
Electro Scientific Industries, Inc. (a)	948	9,338
Fabrinet (a)(b)	1,135	23,574
FARO Technologies, Inc. (b)	682	36,146
FEI Co.	1,669	171,940
GSI Group, Inc. (b)	1,214	15,855
II-VI, Inc. (b)	2,030	31,323
Insight Enterprises, Inc. (b)	1,726	43,340
InvenSense, Inc. (a)(b)	2,258	53,447
Itron, Inc. (a)(b)	1,577	56,047
Kemet Corp. (b)	1,783	10,359
Littelfuse, Inc.	857	80,249
Maxwell Technologies, Inc. (b)	1,156	14,935
Measurement Specialties, Inc. (a)(b)	612	41,524
Mercury Computer Systems, Inc. (b)	1,290	17,041
Mesa Laboratories, Inc. (a)	112	10,108
Methode Electronics, Inc. (Class A) (a)	1,480	45,377
MTS Systems Corp. (a)	627	42,943
Multi-Fineline Electronix, Inc. (a)(b)	341	4,365
Neonode, Inc. (b)	1,073	6,105
Newport Corp. (b)	1,558	32,219
OSI Systems, Inc. (b)	796	47,649
Park Electrochemical Corp.	834	24,912
PC Connection, Inc.	378	7,681
Plexus Corp. (b)	1,365	54,696
RadiSys Corp. (a)(b)	929	3,335
RealD, Inc. (a)(b)	1,613	18,017
Richardson Electronics, Ltd.	460	4,950
Rofin-Sinar Technologies, Inc. (a)(b)	1,120	26,835
Rogers Corp. (b)	682	42,570
Sanmina Corp. (a)(b)	3,298	57,550
Scansource, Inc. (b)	1,116	45,499
Speed Commerce, Inc. (b)	1,756	6,392
SYNNEX Corp. (b)	1,070	64,853
TTM Technologies, Inc. (a)(b)	2,106	17,796
Uni-Pixel, Inc. (a)(b)	399	3,056
Universal Display Corp. (b)	1,606	51,247
Viasystems Group, Inc. (a)(b)	152	1,903
Vishay Precision Group, Inc. (b)	494	8,586
Zygo Corp. (b)	663	10,071

		1,859,912

ENERGY EQUIPMENT & SERVICES — 1.9%
Basic Energy Services, Inc. (a)(b)	1,195	32,755
Bolt Technology Corp.	342	6,761
Bristow Group, Inc.	1,447	109,277
C&J Energy Services, Inc. (b)	1,798	52,430
Cal Dive International, Inc. (a)(b)	3,904	6,637
CARBO Ceramics, Inc. (a)	795	109,702
CHC Group, Ltd. (b)	1,410	10,420
Dawson Geophysical Co.	323	9,047
Era Group, Inc. (a)(b)	800	23,448
Exterran Holdings, Inc.	2,294	100,661
Forum Energy Technologies, Inc. (b)	1,570	48,639
Geospace Technologies Corp. (a)(b)	515	34,078
Gulf Island Fabrication, Inc. (a)	569	12,296
Gulfmark Offshore, Inc. (Class A) (a)	1,062	47,726
Helix Energy Solutions Group, Inc. (a)(b)	4,234	97,297
Hercules Offshore, Inc. (b)	6,350	29,147
Hornbeck Offshore Services, Inc. (a)(b)	1,467	61,335
ION Geophysical Corp. (a)(b)	5,306	22,338
Key Energy Services, Inc. (b)	6,065	56,041
Matrix Service Co. (b)	1,043	35,233
Mitcham Industries, Inc. (a)(b)	513	7,151
Natural Gas Services Group, Inc. (a)(b)	494	14,889
Newpark Resources, Inc. (a)(b)	3,431	39,285
North Atlantic Drilling, Ltd.	2,834	25,053

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Nuverra Environmental Solutions, Inc. (a)(b)	567	$11,504
Parker Drilling Co. (b)	4,744	33,635
PHI, Inc. (a)(b)	493	21,810
Pioneer Energy Services Corp. (b)	2,482	32,142
RigNet, Inc. (a)(b)	475	25,569
SEACOR Holdings, Inc. (a)(b)	797	68,877
Tesco Corp. (a)(b)	1,196	22,126
Tetra Technologies, Inc. (a)(b)	3,113	39,846
TGC Industries, Inc. (a)(b)	622	3,701
Vantage Drilling Co. (a)(b)	8,003	13,685
Willbros Group, Inc. (a)(b)	1,594	20,116

		1,284,657

FOOD & STAPLES RETAILING — 1.2%
Casey’s General Stores, Inc. (a)	1,536	103,818
Fairway Group Holdings Corp. (b)	625	4,775
Ingles Markets, Inc. (Class A)	477	11,362
Natural Grocers by Vitamin Cottage, Inc. (a)(b)	359	15,674
PriceSmart, Inc.	758	76,505
Rite Aid Corp. (a)(b)	29,170	182,896
Roundy’s, Inc.	990	6,811
Spartan Stores, Inc.	1,462	33,933
SUPERVALU, Inc. (b)	8,091	55,343
Susser Holdings Corp. (a)(b)	720	44,978
The Andersons, Inc. (a)	1,112	65,875
The Chefs’ Warehouse, Inc. (a)(b)	675	14,445
The Pantry, Inc. (b)	930	14,266
United Natural Foods, Inc. (b)	1,975	140,067
Village Super Market, Inc. (Class A)	247	6,521
Weis Markets, Inc.	437	21,522

		798,791

FOOD PRODUCTS — 1.7%
Alico, Inc. (a)	114	4,298
Annie’s, Inc. (a)(b)	549	22,064
B&G Foods, Inc. (a)	2,104	63,351
Boulder Brands, Inc. (a)(b)	2,370	41,759
Cal-Maine Foods, Inc.	589	36,977
Calavo Growers, Inc. (a)	492	17,505
Chiquita Brands International, Inc. (b)	1,855	23,095
Darling International, Inc. (b)	6,272	125,566
Diamond Foods, Inc. (a)(b)	891	31,123
Farmer Brothers Co. (a)(b)	228	4,492
Fresh Del Monte Produce, Inc. (a)	1,511	41,658
Griffin Land & Nurseries, Inc. (a)	111	3,357
Hain Celestial Group, Inc. (b)	1,540	140,864
Inventure Foods, Inc. (b)	565	7,899
J&J Snack Foods Corp.	592	56,814
John B Sanfilippo & Son, Inc.	323	7,436
Lancaster Colony Corp. (a)	742	73,770
Lifeway Foods, Inc. (a)	190	2,793
Limoneira Co. (a)	399	9,049
Omega Protein Corp. (b)	796	9,608
Pilgrim’s Pride Corp. (b)	2,408	50,375
Post Holdings, Inc. (b)	1,525	84,058
Sanderson Farms, Inc. (a)	914	71,740
Seaboard Corp. (b)	11	28,836
Seneca Foods Corp. (Class A) (b)	323	10,168
Snyders-Lance, Inc. (a)	1,896	53,448
Tootsie Roll Industries, Inc. (a)	800	23,954
TreeHouse Foods, Inc. (a)(b)	1,459	105,033

		1,151,090

GAS UTILITIES — 0.9%
Chesapeake Utilities Corp.	380	24,001
Delta Natural Gas Co., Inc. (a)	266	5,511
New Jersey Resources Corp.	1,674	83,365
Northwest Natural Gas Co. (a)	1,080	47,531
Piedmont Natural Gas Co., Inc. (a)	3,023	106,984
South Jersey Industries, Inc. (a)	1,267	71,066
Southwest Gas Corp.	1,837	98,188
The Laclede Group, Inc.	1,310	61,766
WGL Holdings, Inc.	2,064	82,684

		581,096

HEALTH CARE EQUIPMENT & SUPPLIES — 3.6%
Abaxis, Inc. (a)(b)	873	33,942
ABIOMED, Inc. (a)(b)	1,536	39,997
Accuray, Inc. (a)(b)	2,957	28,387
Align Technology, Inc. (b)	2,900	150,191
Alphatec Holdings, Inc. (b)	2,465	3,697
Analogic Corp.	492	40,398
AngioDynamics, Inc. (b)	986	15,529
Anika Therapeutics, Inc. (a)(b)	475	19,522
Antares Pharma, Inc. (a)(b)	4,491	15,718
ArthroCare Corp. (b)	1,118	53,876
AtriCure, Inc. (b)	813	15,293
Atrion Corp. (a)	68	20,817
Biolase, Inc. (a)(b)	1,368	3,297
Cantel Medical Corp.	1,308	44,106
Cardiovascular Systems, Inc. (b)	1,008	32,044
Cerus Corp. (b)	2,782	13,354
CONMED Corp.	1,099	47,752
CryoLife, Inc. (a)	1,100	10,956
Cutera, Inc. (b)	587	6,569
Cyberonics, Inc. (a)(b)	1,096	71,514
Cynosure, Inc. (Class A) (b)	760	22,268
Derma Sciences, Inc. (b)	837	10,613
DexCom, Inc. (a)(b)	2,820	116,635
Endologix, Inc. (b)	2,503	32,214
Exactech, Inc. (a)(b)	378	8,528
GenMark Diagnostics, Inc. (a)(b)	1,424	14,155
Globus Medical, Inc. (Class A) (b)	2,180	57,966
Greatbatch, Inc. (b)	948	43,532
Haemonetics Corp. (a)(b)	2,036	66,353
HealthStream, Inc. (a)(b)	797	21,280
HeartWare International, Inc. (a)(b)	648	60,769
ICU Medical, Inc. (b)	513	30,718
Insulet Corp. (b)	2,132	101,099
Integra LifeSciences Holdings Corp. (b)	936	43,047
Invacare Corp.	1,270	24,219
LDR Holding Corp. (b)	224	7,690
Masimo Corp. (a)(b)	1,935	52,845
Medical Action Industries, Inc. (a)(b)	586	4,084
Meridian Bioscience, Inc. (a)	1,650	35,953
Merit Medical Systems, Inc. (b)	1,688	24,138
Natus Medical, Inc. (a)(b)	1,214	31,321
Neogen Corp. (b)	1,428	64,189
NuVasive, Inc. (b)	1,765	67,794
NxStage Medical, Inc. (b)	2,385	30,385
OraSure Technologies, Inc. (b)	2,216	17,662

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Orthofix International NV (a)(b)	777	$23,427
Oxford Immunotec Global PLC (b)	226	4,536
PhotoMedex, Inc. (a)(b)	549	8,691
Quidel Corp. (a)(b)	1,119	30,549
Rockwell Medical, Inc. (a)(b)	1,557	19,712
RTI Surgical, Inc. (a)(b)	2,237	9,127
Spectranetics Corp. (b)	1,612	48,860
Staar Surgical Co. (a)(b)	1,460	27,448
STERIS Corp.	2,353	112,356
SurModics, Inc. (a)(b)	568	12,837
Symmetry Medical, Inc. (a)(b)	1,479	14,879
Tandem Diabetes Care, Inc. (a)(b)	338	7,466
TearLab Corp. (a)(b)	1,158	7,828
Thoratec Corp. (b)	2,284	81,790
Tornier NV (b)	1,042	22,111
Unilife Corp. (a)(b)	3,809	15,503
Utah Medical Products, Inc. (a)	133	7,691
Vascular Solutions, Inc. (b)	663	17,364
Veracyte, Inc. (a)(b)	122	2,090
Volcano Corp. (a)(b)	2,176	42,889
West Pharmaceutical Services, Inc. (a)	2,742	120,785
Wright Medical Group, Inc. (b)	1,613	50,116
Zeltiq Aesthetics, Inc. (b)	703	13,786

		2,358,257

HEALTH CARE PROVIDERS & SERVICES — 3.0%
Acadia Healthcare Co., Inc. (a)(b)	1,404	63,348
Addus HomeCare Corp. (b)	208	4,794
Air Methods Corp. (a)(b)	1,553	82,977
Alliance HealthCare Services, Inc. (a)(b)	189	6,337
Almost Family, Inc. (a)(b)	323	7,461
Amedisys, Inc. (a)(b)	1,252	18,642
AMN Healthcare Services, Inc. (b)	1,838	25,254
AmSurg Corp. (b)	1,270	59,792
athenahealth, Inc. (a)(b)	1,445	231,547
Bio-Reference Laboratories, Inc. (a)(b)	968	26,794
BioScrip, Inc. (a)(b)	2,328	16,249
Capital Senior Living Corp. (a)(b)	1,140	29,629
Centene Corp. (b)	2,158	134,336
Chemed Corp.	718	64,225
Chindex International, Inc. (a)(b)	476	9,082
Corvel Corp. (b)	456	22,691
Cross Country Healthcare, Inc. (a)(b)	1,081	8,724
Emeritus Corp. (b)	1,610	50,618
ExamWorks Group, Inc. (b)	1,211	42,397
Five Star Quality Care, Inc. (b)	1,710	8,311
Gentiva Health Services, Inc. (a)(b)	1,252	11,418
Hanger, Inc. (a)(b)	1,385	46,647
HealthSouth Corp. (a)	3,483	125,144
Healthways, Inc. (a)(b)	1,366	23,413
HMS Holdings Corp. (a)(b)	3,501	66,694
IPC The Hospitalist Co. (a)(b)	665	32,638
Kindred Healthcare, Inc.	2,157	50,517
Landauer, Inc. (a)	380	17,225
LHC Group, Inc. (a)(b)	475	10,479
Magellan Health Services, Inc. (b)	1,081	64,157
Molina Healthcare, Inc. (a)(b)	1,133	42,555
MWI Veterinary Supply, Inc. (b)	514	79,989
National Healthcare Corp. (a)	435	24,260
National Research Corp. (Class A) (a)(b)	397	6,586
Owens & Minor, Inc. (a)	2,467	86,419
PharMerica Corp. (a)(b)	1,175	32,877
Select Medical Holdings Corp.	1,935	24,091
Skilled Healthcare Group, Inc. (Class A) (b)	796	4,195
Surgical Care Affiliates, Inc. (a)(b)	448	13,776
Team Health Holdings, Inc. (b)	2,723	121,854
The Ensign Group, Inc.	777	33,908
The Providence Service Corp. (a)(b)	418	11,821
Triple-S Management Corp. (Class B) (b)	948	15,301
Universal American Corp.	1,536	10,860
US Physical Therapy, Inc.	475	16,421
USMD Holdings, Inc. (a)(b)	38	485
WellCare Health Plans, Inc. (b)	1,746	110,906

		1,997,844

HEALTH CARE TECHNOLOGY — 0.4%
Computer Programs and Systems, Inc.	437	28,230
MedAssets, Inc. (b)	2,427	59,971
Medidata Solutions, Inc. (a)(b)	2,123	115,364
Merge Healthcare, Inc. (b)	2,598	6,339
Omnicell, Inc. (b)	1,368	39,152
Vocera Communications, Inc. (a)(b)	835	13,636

		262,692

HOTELS, RESTAURANTS & LEISURE — 2.7%
Biglari Holdings, Inc. (b)	58	28,274
BJ’s Restaurants, Inc. (a)(b)	986	32,252
Bloomin’ Brands, Inc. (b)	2,199	52,996
Bob Evans Farms, Inc.	979	48,979
Boyd Gaming Corp. (a)(b)	2,770	36,564
Bravo Brio Restaurant Group, Inc. (a)(b)	779	10,992
Buffalo Wild Wings, Inc. (b)	732	108,995
Caesars Entertainment Corp. (a)(b)	1,704	32,393
Carrols Restaurant Group, Inc. (a)(b)	948	6,797
Churchill Downs, Inc.	553	50,489
Chuy’s Holdings, Inc. (a)(b)	646	27,868
ClubCorp Holdings, Inc.	885	16,727
Cracker Barrel Old Country Store, Inc.	766	74,486
Del Frisco’s Restaurant Group, Inc. (b)	417	11,634
Denny’s Corp. (a)(b)	3,657	23,515
Diamond Resorts International, Inc. (a)(b)	695	11,780
DineEquity, Inc.	663	51,760
Diversified Restaurant Holdings, Inc. (a)(b)	432	2,160
Einstein Noah Restaurant Group, Inc.	264	4,345
Fiesta Restaurant Group, Inc. (b)	916	41,760
Ignite Restaurant Group, Inc. (a)(b)	285	4,010
International Speedway Corp. (Class A)	1,114	37,865
Interval Leisure Group, Inc.	1,574	41,144
Intrawest Resorts Holdings, Inc. (b)	712	9,285
Isle of Capri Casinos, Inc. (b)	835	6,404
Jack in the Box, Inc. (b)	1,635	96,367
Jamba, Inc. (a)(b)	665	7,977
Krispy Kreme Doughnuts, Inc. (a)(b)	2,613	46,329
Life Time Fitness, Inc. (a)(b)	1,707	82,107

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Luby’s, Inc. (a)(b)	796	$4,903
Marcus Corp.	739	12,341
Marriott Vacations Worldwide Corp. (b)	1,156	64,632
Monarch Casino & Resort, Inc. (b)	342	6,337
Morgans Hotel Group Co. (a)(b)	1,062	8,539
Multimedia Games Holding Co., Inc. (b)	1,156	33,570
Nathan’s Famous, Inc. (b)	114	5,585
Noodles & Co. (a)(b)	244	9,631
Orient-Express Hotels, Ltd. (Class A) (b)	3,812	54,931
Papa John’s International, Inc.	1,286	67,013
Pinnacle Entertainment, Inc. (a)(b)	2,330	55,221
Popeyes Louisiana Kitchen, Inc. (a)(b)	948	38,527
Potbelly Corp. (a)(b)	436	7,791
Red Robin Gourmet Burgers, Inc. (b)	568	40,714
Ruby Tuesday, Inc. (a)(b)	2,427	13,616
Ruth’s Hospitality Group, Inc.	1,422	17,192
Scientific Games Corp. (Class A) (b)	1,897	26,046
Sonic Corp. (b)	2,237	50,981
Speedway Motorsports, Inc. (a)	455	8,522
Texas Roadhouse, Inc.	2,484	64,783
The Cheesecake Factory, Inc. (a)	2,130	101,452
Town Sports International Holdings, Inc.	949	8,057
Vail Resorts, Inc.	1,445	100,717

		1,807,355

HOUSEHOLD DURABLES — 1.1%
Bassett Furniture Industries, Inc. (a)	435	6,460
Beazer Homes USA, Inc. (b)	1,005	20,180
Blyth, Inc. (a)	377	4,045
Cavco Industries, Inc. (b)	283	22,201
CSS Industries, Inc. (a)	342	9,234
Ethan Allen Interiors, Inc. (a)	986	25,094
EveryWare Global, Inc. (b)	396	1,806
Flexsteel Industries, Inc. (a)	190	7,148
Helen of Troy, Ltd. (b)	1,271	87,991
Hooker Furniture Corp. (a)	435	6,812
Hovnanian Enterprises, Inc. (Class A) (a)(b)	4,510	21,332
iRobot Corp. (a)(b)	1,125	46,181
KB Home	3,333	56,628
La-Z-Boy, Inc. (a)	2,085	56,504
LGI Homes, Inc. (a)(b)	337	5,813
Libbey, Inc. (a)(b)	834	21,684
Lifetime Brands, Inc. (a)	398	7,108
M.D.C. Holdings, Inc. (a)	1,558	44,060
M/I Homes, Inc. (b)	967	21,680
Meritage Homes Corp. (b)	1,536	64,328
NACCO Industries, Inc. (Class A) (a)	190	10,300
Skullcandy, Inc. (b)	720	6,610
Standard Pacific Corp. (a)(b)	5,898	49,012
The New Home Co., Inc. (b)	356	5,069
The Ryland Group, Inc. (a)	1,846	73,711
TRI Pointe Homes, Inc. (b)	589	9,560
UCP, Inc. (Class A) (a)(b)	323	4,864
Universal Electronics, Inc. (b)	601	23,072
WCI Communities, Inc. (b)	281	5,553
William Lyon Homes (Class A) (a)(b)	549	15,158
Zagg, Inc. (a)(b)	1,230	5,683

		744,881

HOUSEHOLD PRODUCTS — 0.2%
Central Garden & Pet Co. (Class A) (a)(b)	1,670	13,811
Harbinger Group, Inc. (a)(b)	1,308	15,997
Oil-Dri Corp. of America	190	6,563
Orchids Paper Products Co.	245	7,497
Spectrum Brands Holdings, Inc.	858	68,382
WD-40 Co.	620	48,093

		160,343

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.2%
Atlantic Power Corp. (a)	4,774	13,845
Dynegy, Inc. (a)(b)	3,884	96,867
Ormat Technologies, Inc. (a)	703	21,097
Pattern Energy Group, Inc.	678	18,394

		150,203

INDUSTRIAL CONGLOMERATES — 0.1%
Raven Industries, Inc. (a)	1,399	45,817

INSURANCE — 2.4%
Ambac Financial Group, Inc. (b)	1,796	55,730
American Equity Investment Life Holding Co. (a)	2,556	60,373
AMERISAFE, Inc.	739	32,450
Amtrust Financial Services, Inc. (a)	1,234	46,411
Argo Group International Holdings, Ltd.	1,081	49,618
Baldwin & Lyons, Inc. (Class B) (a)	363	9,543
Blue Capital Reinsurance Holdings, Ltd. (a)(b)	226	3,930
Citizens, Inc. (a)(b)	1,726	12,772
CNO Financial Group, Inc.	8,871	160,565
Crawford & Co. (Class B) (a)	1,043	11,379
Donegal Group, Inc. (Class A)	302	4,403
eHealth, Inc. (a)(b)	743	37,745
EMC Insurance Group, Inc. (a)	170	6,040
Employers Holdings, Inc. (a)	1,233	24,944
Enstar Group, Ltd. (b)	381	51,934
FBL Financial Group, Inc. (Class A)	359	15,552
Fidelity & Guaranty Life	454	10,714
First American Financial Corp. (a)	4,289	113,873
Fortegra Financial Corp. (a)(b)	246	1,729
Global Indemnity PLC (b)	344	9,061
Greenlight Capital Re, Ltd. (Class A) (a)(b)	1,118	36,670
Hallmark Financial Services, Inc. (b)	568	4,720
HCI Group, Inc.	377	13,723
Health Insurance Innovations, Inc. (Class A) (a)(b)	190	1,965
Hilltop Holdings, Inc. (b)	2,465	58,642
Horace Mann Educators Corp.	1,574	45,646
Independence Holding Co. (a)	321	4,308
Infinity Property & Casualty Corp. (a)	456	30,839
Investors Title Co. (a)	57	4,326
Kansas City Life Insurance Co.	152	7,326
Maiden Holdings, Ltd. (a)	1,988	24,810
Meadowbrook Insurance Group, Inc. (a)	1,990	11,602

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Montpelier Re Holdings, Ltd. (a)	1,635	$48,658
National Interstate Corp.	266	7,132
National Western Life Insurance Co. (Class A)	95	23,228
OneBeacon Insurance Group, Ltd. (Class A)	905	13,991
Platinum Underwriters Holdings, Ltd.	1,088	65,389
Primerica, Inc.	2,275	107,175
RLI Corp. (a)	1,704	75,385
Safety Insurance Group, Inc. (a)	513	27,625
Selective Insurance Group, Inc.	2,216	51,677
State Auto Financial Corp.	588	12,530
Stewart Information Services Corp. (a)	853	29,966
Symetra Financial Corp.	3,244	64,296
The Navigators Group, Inc. (a)(b)	416	25,538
The Phoenix Cos., Inc. (b)	228	11,799
Third Point Reinsurance, Ltd. (b)	996	15,787
Tower Group International, Ltd. (a)	2,292	6,188
United Fire Group, Inc.	817	24,796
Universal Insurance Holdings, Inc. (a)	1,056	13,411

		1,587,914

INTERNET & CATALOG RETAIL — 0.4%
1-800-FLOWERS.COM, Inc. (Class A) (b)	1,024	5,765
Blue Nile, Inc. (b)	494	17,191
FTD Cos., Inc. (b)	739	23,508
HSN, Inc.	1,347	80,456
NutriSystem, Inc.	1,138	17,150
Orbitz Worldwide, Inc. (a)(b)	949	7,440
Overstock.com, Inc. (b)	438	8,629
PetMed Express, Inc. (a)	798	10,701
RetailMeNot, Inc. (b)	375	12,000
Shutterfly, Inc. (a)(b)	1,522	64,959
ValueVision Media, Inc. (Class A) (b)	1,568	7,620
Vitacost.com, Inc. (a)(b)	874	6,197

		261,616

INTERNET SOFTWARE & SERVICES — 2.9%
Angie’s List, Inc. (a)(b)	1,686	20,535
Bankrate, Inc. (b)	1,840	31,170
Bazaarvoice, Inc. (b)	1,917	13,994
Benefitfocus, Inc. (a)(b)	222	10,427
Blucora, Inc. (a)(b)	1,631	32,114
Brightcove, Inc. (b)	1,119	11,000
Carbonite, Inc. (b)	474	4,830
ChannelAdvisor Corp. (a)(b)	245	9,246
Chegg, Inc. (a)(b)	461	3,227
comScore, Inc. (b)	1,423	46,660
Constant Contact, Inc. (b)	1,228	30,037
Conversant, Inc. (a)(b)	2,595	73,049
Cornerstone OnDemand, Inc. (a)(b)	1,618	77,454
CoStar Group, Inc. (b)	1,124	209,896
Cvent, Inc. (a)(b)	260	9,399
Dealertrack Technologies, Inc. (a)(b)	1,724	84,804
Demand Media, Inc. (a)(b)	1,442	6,994
Demandware, Inc. (a)(b)	753	48,237
Dice Holdings, Inc. (a)(b)	1,602	11,951
Digital River, Inc. (a)(b)	1,395	24,315
E2open, Inc. (a)(b)	585	13,788
EarthLink Holdings Corp.	4,109	14,833
eGain Corp. (a)(b)	512	3,615
Endurance International Group Holdings, Inc. (a)(b)	792	10,304
Envestnet, Inc. (b)	892	35,841
Global Eagle Entertainment, Inc. (a)(b)	1,245	19,646
Gogo, Inc. (a)(b)	430	8,832
Internap Network Services Corp. (b)	2,138	15,137
IntraLinks Holdings, Inc. (b)	1,534	15,693
j2 Global, Inc.	1,834	91,792
Limelight Networks, Inc. (a)(b)	2,125	4,632
Liquidity Services, Inc. (b)	986	25,685
LivePerson, Inc. (b)	2,197	26,518
LogMeIn, Inc. (a)(b)	967	43,409
Marchex, Inc. (Class B) (a)	910	9,564
Marin Software, Inc. (b)	361	3,816
Marketo, Inc. (b)	283	9,246
Millennial Media, Inc. (a)(b)	1,406	9,729
Monster Worldwide, Inc. (b)	3,950	29,546
Move, Inc. (b)	1,593	18,415
Net Element International, Inc. (a)(b)	95	330
NIC, Inc.	2,579	49,800
OpenTable, Inc. (a)(b)	910	70,006
Perficient, Inc. (b)	1,327	24,045
QuinStreet, Inc. (b)	1,252	8,313
RealNetworks, Inc. (a)(b)	891	6,754
Reis, Inc. (a)(b)	335	6,047
Rocket Fuel, Inc. (b)	214	9,176
SciQuest, Inc. (b)	910	24,584
Shutterstock, Inc. (b)	302	21,928
Spark Networks, Inc. (a)(b)	701	3,666
SPS Commerce, Inc. (b)	608	37,362
Stamps.com, Inc. (b)	512	17,183
support.com, Inc. (a)(b)	2,018	5,146
TechTarget, Inc. (b)	557	4,016
Textura Corp. (a)(b)	221	5,571
Travelzoo, Inc. (a)(b)	321	7,351
Tremor Video, Inc. (b)	328	1,351
Trulia, Inc. (a)(b)	1,101	36,553
United Online, Inc.	530	6,127
Unwired Planet, Inc. (b)	3,910	8,485
VistaPrint NV (b)	1,310	64,478
Vocus, Inc. (b)	740	9,864
Web.com Group, Inc. (a)(b)	1,672	56,898
WebMD Health Corp. (a)(b)	1,127	46,658
Wix.com, Ltd. (b)	333	7,649
XO Group, Inc. (b)	1,061	10,759
Xoom Corp. (b)	319	6,227
Yelp, Inc. (b)	1,306	100,471
YuMe, Inc. (b)	235	1,718
Zillow, Inc. (Class A) (a)(b)	930	81,933
Zix Corp. (a)(b)	2,465	10,205

		1,920,034

IT SERVICES — 2.1%
Acxiom Corp. (b)	2,908	100,021
Blackhawk Network Holdings, Inc. (a)(b)	456	11,122
CACI International, Inc. (Class A) (a)(b)	932	68,781
Cardtronics, Inc. (b)	1,736	67,444
Cass Information Systems, Inc. (a)	416	21,449
CIBER, Inc. (a)(b)	2,976	13,630

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Computer Task Group, Inc. (a)	620	$10,534
Convergys Corp. (a)	4,187	91,737
CSG Systems International, Inc. (a)	1,346	35,050
Datalink Corp. (a)(b)	779	10,851
EPAM Systems, Inc. (b)	872	28,689
Euronet Worldwide, Inc. (b)	1,990	82,764
EVERTEC, Inc. (a)	1,176	29,047
ExlService Holdings, Inc. (b)	1,304	40,307
Forrester Research, Inc. (a)	493	17,674
Global Cash Access Holdings, Inc. (b)	2,636	18,083
Heartland Payment Systems, Inc. (a)	1,440	59,688
Higher One Holdings, Inc. (b)	1,252	9,052
iGate Corp. (b)	1,384	43,651
Lionbridge Technologies, Inc. (b)	2,315	15,534
Luxoft Holding, Inc. (b)	199	6,979
ManTech International Corp. (Class A) (a)	948	27,881
MAXIMUS, Inc.	2,735	122,692
ModusLink Global Solutions, Inc. (a)(b)	1,479	6,256
MoneyGram International, Inc. (b)	853	15,055
Planet Payment, Inc. (a)(b)	1,688	4,625
PRGX Global, Inc. (a)(b)	1,154	7,997
Sapient Corp. (b)	4,396	74,996
ServiceSource International, Inc. (a)(b)	2,427	20,484
Sykes Enterprises, Inc. (b)	1,568	31,156
Syntel, Inc. (b)	612	55,019
TeleTech Holdings, Inc. (b)	796	19,510
The Hackett Group, Inc.	1,040	6,219
Unisys Corp. (b)	2,027	61,742
Virtusa Corp. (b)	910	30,494
WEX, Inc. (b)	1,553	147,613

		1,413,826

LEISURE PRODUCTS — 0.5%
Arctic Cat, Inc. (a)	530	25,328
Black Diamond, Inc. (a)(b)	909	11,117
Brunswick Corp. (a)	3,613	163,633
Callaway Golf Co. (a)	2,826	28,882
JAKKS Pacific, Inc. (a)	759	5,480
Johnson Outdoors, Inc. (Class A)	190	4,830
Leapfrog Enterprises, Inc. (b)	2,540	19,050
Malibu Boats, Inc. (Class A) (b)	326	7,244
Marine Products Corp. (a)	418	3,143
Nautilus, Inc. (a)(b)	1,235	11,893
Smith & Wesson Holding Corp. (a)(b)	2,290	33,480
Sturm Ruger & Co, Inc. (a)	776	46,405

		360,485

LIFE SCIENCES TOOLS & SERVICES — 0.5%
Accelerate Diagnostics, Inc. (a)(b)	435	9,487
Affymetrix, Inc. (a)(b)	2,826	20,149
Albany Molecular Research, Inc. (a)(b)	929	17,270
Cambrex Corp. (b)	1,195	22,550
Fluidigm Corp. (b)	1,006	44,334
Furiex Pharmaceuticals, Inc. (a)(b)	266	23,142
Harvard Bioscience, Inc. (a)(b)	1,021	4,840
Luminex Corp. (a)(b)	1,481	26,821
NeoGenomics, Inc. (a)(b)	1,309	4,542
Pacific Biosciences of California, Inc. (a)(b)	1,896	10,144
PAREXEL International Corp. (b)	2,254	121,919
Sequenom, Inc. (a)(b)	4,586	11,236

		316,434

MACHINERY — 3.3%
Accuride Corp. (a)(b)	1,593	7,057
Actuant Corp. (Class A)	2,930	100,060
Alamo Group, Inc. (a)	285	15,484
Albany International Corp. (Class A)	1,119	39,769
Altra Industrial Motion Corp. (a)	1,081	38,592
American Railcar Industries, Inc.	380	26,611
Ampco-Pittsburgh Corp.	340	6,416
Astec Industries, Inc. (a)	815	35,787
Barnes Group, Inc. (a)	2,145	82,518
Blount International, Inc. (b)	1,954	23,253
Briggs & Stratton Corp. (a)	1,916	42,631
Chart Industries, Inc. (a)(b)	1,216	96,733
CIRCOR International, Inc.	701	51,404
CLARCOR, Inc.	1,995	114,413
Columbus McKinnon Corp. (a)(b)	777	20,816
Commercial Vehicle Group, Inc. (b)	949	8,655
Douglas Dynamics, Inc.	891	15,521
Dynamic Materials Corp. (a)	549	10,453
Energy Recovery, Inc. (a)(b)	1,763	9,379
EnPro Industries, Inc. (b)	834	60,607
ESCO Technologies, Inc.	1,057	37,196
Federal Signal Corp. (b)	2,484	37,012
Freightcar America, Inc.	475	11,039
Global Brass & Copper Holdings, Inc. (a)	323	5,094
Graham Corp.	399	12,708
Hardinge, Inc. (a)	473	6,811
Hurco Cos., Inc. (a)	264	7,044
Hyster-Yale Materials Handling, Inc.	418	40,755
John Bean Technologies Corp. (a)	1,157	35,751
Kadant, Inc.	451	16,448
L.B. Foster Co. (Class A) (a)	399	18,693
Lindsay Corp. (a)	515	45,413
Lydall, Inc. (b)	682	15,597
Manitex International, Inc. (a)(b)	537	8,753
Meritor, Inc. (b)	3,885	47,591
Middleby Corp. (a)(b)	737	194,723
Miller Industries, Inc.	454	8,867
Mueller Industries, Inc.	2,238	67,118
Mueller Water Products, Inc. (Class A)	6,292	59,774
NN, Inc.	682	13,435
Omega Flex, Inc. (a)	114	2,444
PMFG, Inc. (a)(b)	834	4,979
Proto Labs, Inc. (b)	682	46,151
RBC Bearings, Inc. (b)	914	58,222
Rexnord Corp. (b)	1,213	35,153
Standex International Corp.	511	27,379
Sun Hydraulics Corp. (a)	853	36,943
Tecumseh Products Co. (Class A) (a)(b)	739	5,099
Tennant Co. (a)	739	48,493
The Exone Co. (a)(b)	266	9,531
The Gorman-Rupp Co. (a)	756	24,033
The Greenbrier Cos., Inc. (a)(b)	968	44,141
Titan International, Inc. (a)	2,125	40,354

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

TriMas Corp. (b)	1,792	$59,494
Twin Disc, Inc. (a)	322	8,481
Wabash National Corp. (a)(b)	2,730	37,565
Watts Water Technologies, Inc. (Class A)	1,138	66,789
Woodward, Inc.	2,693	111,840
Xerium Technologies, Inc. (b)	437	7,014

		2,170,086

MARINE — 0.2%
International Shipholding Corp. (a)	228	6,713
Matson, Inc.	1,703	42,047
Scorpio Bulkers, Inc. (b)	5,236	52,936
Ultrapetrol Bahamas, Ltd. (b)	853	2,644

		104,340

MEDIA — 1.3%
AH Belo Corp. (Class A)	758	8,778
AMC Entertainment Holdings, Inc. (Class A) (b)	835	20,249
Beasley Broadcasting Group, Inc. (Class A) (a)	171	1,556
Carmike Cinemas, Inc. (b)	911	27,202
Central European Media Enterprises, Ltd. (Class A) (a)(b)	3,053	8,976
Central European Media Enterprises, Ltd. (Class A) (b)	49	0
Crown Media Holdings, Inc. (Class A) (a)(b)	1,385	5,318
Cumulus Media, Inc. (Class A) (b)	3,717	25,684
Daily Journal Corp. (b)	38	6,573
Dex Media, Inc. (a)(b)	682	6,274
Entercom Communications Corp. (Class A) (a)(b)	952	9,587
Entravision Communications Corp. (Class A) (a)	2,199	14,733
Global Sources, Ltd. (a)(b)	758	6,792
Gray Television, Inc. (b)	2,007	20,813
Harte-Hanks, Inc.	1,707	15,090
Hemisphere Media Group, Inc. (a)(b)	342	4,306
Journal Communications, Inc. (Class A) (b)	1,760	15,594
Live Nation Entertainment, Inc. (b)	5,531	120,299
Loral Space & Communications, Inc. (b)	516	36,497
Martha Stewart Living Omnimedia, Inc. (Class A) (a)(b)	1,139	5,160
MDC Partners, Inc. (Class A)	1,505	34,344
Media General, Inc. (Class A) (a)(b)	779	14,310
Meredith Corp.	1,423	66,070
National CineMedia, Inc.	2,287	34,305
Nexstar Broadcasting Group, Inc. (Class A)	1,175	44,086
ReachLocal, Inc. (b)	418	4,117
Reading International, Inc. (Class A) (b)	701	5,138
Rentrak Corp. (a)(b)	418	25,197
Saga Communications, Inc. (Class A)	207	10,286
Salem Communications Corp. (Class A) (a)	416	4,156
Scholastic Corp. (a)	1,057	36,445
SFX Entertainment, Inc. (b)	684	4,822
Sinclair Broadcast Group, Inc. (Class A) (a)	2,739	74,200
Sizmek, Inc. (a)(b)	967	10,279
The E.W. Scripps Co. (Class A) (b)	1,251	22,168
The McClatchy Co. (Class A) (b)	2,425	15,568
The New York Times Co. (Class A) (a)	5,141	88,014
World Wrestling Entertainment, Inc. (Class A)	1,139	32,894

		885,880

METALS & MINING — 1.4%
A.M. Castle & Co. (a)(b)	701	10,298
AK Steel Holding Corp. (a)(b)	5,423	39,154
Allied Nevada Gold Corp. (a)(b)	4,135	17,822
AMCOL International Corp. (a)	1,114	50,999
Century Aluminum Co. (a)(b)	2,047	27,041
Coeur Mines, Inc. (b)	4,040	37,531
Commercial Metals Co.	4,660	87,981
General Moly, Inc. (a)(b)	2,292	2,269
Globe Specialty Metals, Inc. (a)	2,562	53,341
Gold Resource Corp.	1,327	6,343
Handy & Harman, Ltd. (a)(b)	208	4,578
Haynes International, Inc. (a)	497	26,838
Hecla Mining Co. (a)	13,255	40,693
Horsehead Holding Corp. (a)(b)	2,087	35,103
Kaiser Aluminum Corp. (a)	758	54,136
Materion Corp.	817	27,721
Midway Gold Corp. (b)	4,472	4,696
Molycorp, Inc. (a)(b)	5,936	27,840
Noranda Aluminium Holding Corp.	1,347	5,536
Olympic Steel, Inc. (a)	361	10,361
Paramount Gold and Silver Corp. (a)(b)	5,494	6,758
RTI International Metals, Inc. (b)	1,252	34,780
Schnitzer Steel Industries, Inc. (Class A) (a)	1,024	29,542
Stillwater Mining Co. (a)(b)	4,702	69,637
SunCoke Energy, Inc. (b)	2,788	63,678
Universal Stainless & Alloy Products, Inc. (a)(b)	283	9,557
US Silica Holdings, Inc. (a)	853	32,559
Walter Energy, Inc. (a)	2,488	18,809
Worthington Industries, Inc.	2,112	80,784

		916,385

MULTI-UTILITIES — 0.4%
Avista Corp. (a)	2,391	73,284
Black Hills Corp.	1,762	101,579
NorthWestern Corp. (a)	1,513	71,762

		246,625

MULTILINE RETAIL — 0.1%
Burlington Stores, Inc. (b)	564	16,649
Fred’s, Inc. (Class A) (a)	1,460	26,295
Gordmans Stores, Inc.	359	1,960
The Bon-Ton Stores, Inc. (a)	531	5,831
Tuesday Morning Corp. (a)(b)	1,708	24,168

		74,903

OIL, GAS & CONSUMABLE FUELS — 3.8%
Abraxas Petroleum Corp. (b)	3,278	12,981
Adams Resources & Energy, Inc. (a)	76	4,402

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Alon USA Energy, Inc.	929	$13,879
Alpha Natural Resources, Inc. (a)(b)	8,794	37,374
Amyris, Inc. (a)(b)	1,043	3,890
Apco Oil and Gas International, Inc. (b)	361	5,216
Approach Resources, Inc. (a)(b)	1,384	28,939
Arch Coal, Inc. (a)	8,452	40,739
Athlon Energy, Inc. (b)	730	25,878
Bill Barrett Corp. (a)(b)	1,935	49,536
Bonanza Creek Energy, Inc. (b)	1,176	52,214
BPZ Resources, Inc. (a)(b)	4,698	14,940
Callon Petroleum Co. (b)	1,593	13,333
Carrizo Oil & Gas, Inc. (b)	1,832	97,939
Clayton Williams Energy, Inc. (b)	233	26,331
Clean Energy Fuels Corp. (a)(b)	2,712	24,245
Cloud Peak Energy, Inc. (b)	2,427	51,307
Comstock Resources, Inc. (a)	1,916	43,781
Contango Oil & Gas Co. (a)(b)	588	28,071
Delek US Holdings, Inc.	1,480	42,979
Diamondback Energy, Inc. (b)	867	58,358
Emerald Oil, Inc. (b)	2,258	15,174
Endeavour International Corp. (a)(b)	1,879	6,107
Energy XXI Bermuda, Ltd.	2,877	67,811
EPL Oil & Gas, Inc. (b)	1,195	46,127
Equal Energy, Ltd.	1,423	6,517
Evolution Petroleum Corp.	682	8,682
EXCO Resources, Inc. (a)	6,683	37,425
Forest Oil Corp. (a)(b)	4,755	9,082
Frontline, Ltd. (b)	2,049	8,053
FX Energy, Inc. (b)	2,125	7,097
GasLog, Ltd.	1,214	28,274
Gastar Exploration, Inc. (b)	2,240	12,253
Goodrich Petroleum Corp. (a)(b)	1,252	19,807
Green Plains Renewable Energy, Inc. (a)	1,005	30,110
Halcon Resources Corp. (a)(b)	9,238	40,001
Hallador Energy Co. (a)	342	2,924
Isramco, Inc. (b)	38	5,035
Jones Energy, Inc. (Class A) (a)(b)	428	6,480
KiOR, Inc. (Class A) (a)(b)	1,745	1,000
Knightsbridge Tankers, Ltd.	1,164	15,772
Kodiak Oil & Gas Corp. (b)	10,612	128,830
L&L Energy, Inc. (a)(b)	1,195	753
Magnum Hunter Resources Corp. (a)(b)	6,844	58,174
Matador Resources Co. (a)(b)	2,330	57,062
Midstates Petroleum Co., Inc. (a)(b)	1,328	7,118
Miller Energy Resources, Inc. (a)(b)	1,214	7,138
Nordic American Tanker Shipping, Ltd. (a)	3,171	31,203
Northern Oil and Gas, Inc. (a)(b)	2,541	37,149
Panhandle Oil & Gas, Inc. (Class A) (a)	283	12,342
PDC Energy, Inc. (a)(b)	1,424	88,658
Penn Virginia Corp. (a)(b)	2,199	38,460
PetroQuest Energy, Inc. (b)	2,277	12,979
Quicksilver Resources, Inc. (a)(b)	4,966	13,061
Renewable Energy Group, Inc. (b)	835	10,003
Rentech, Inc. (a)(b)	9,003	17,106
Resolute Energy Corp. (a)(b)	2,693	19,390
REX American Resources Corp. (b)	208	11,866
Rex Energy Corp. (b)	1,803	33,734
Rosetta Resources, Inc. (a)(b)	2,422	112,817
RSP Permian, Inc. (b)	912	26,348
Sanchez Energy Corp. (a)(b)	1,528	45,275
Scorpio Tankers, Inc. (a)	7,362	73,399
SemGroup Corp.(Class A)	1,691	111,065
Ship Finance International, Ltd.	2,246	40,361
Solazyme, Inc. (b)	1,899	22,047
Stone Energy Corp. (b)	1,993	83,646
Swift Energy Co. (a)(b)	1,726	18,572
Synergy Resources Corp. (a)(b)	2,052	22,059
Targa Resources Corp.	1,323	131,321
Teekay Tankers, Ltd. (a)	2,482	8,786
Triangle Petroleum Corp. (a)(b)	2,738	22,561
Ur-Energy, Inc. (a)(b)	4,793	7,429
Uranium Energy Corp. (a)(b)	3,411	4,503
VAALCO Energy, Inc. (b)	2,311	19,759
W&T Offshore, Inc.	1,385	23,974
Warren Resources, Inc. (a)(b)	2,902	13,930
Western Refining, Inc. (a)	2,161	83,415
Westmoreland Coal Co. (a)(b)	473	14,086
ZaZa Energy Corp. (a)(b)	1,480	1,113

		2,521,555

PAPER & FOREST PRODUCTS — 0.8%
Boise Cascade Co. (b)	498	14,263
Clearwater Paper Corp. (b)	835	52,329
Deltic Timber Corp. (a)	473	30,854
KapStone Paper and Packaging Corp. (b)	3,274	94,422
Louisiana-Pacific Corp. (a)(b)	5,570	93,966
Neenah Paper, Inc.	643	33,256
P.H. Glatfelter Co.	1,707	46,464
Resolute Forest Products, Inc. (b)	2,786	55,971
Schweitzer-Mauduit International, Inc.	1,252	53,323
Wausau Paper Corp.	1,971	25,091

		499,939

PERSONAL PRODUCTS — 0.2%
Elizabeth Arden, Inc. (a)(b)	1,024	30,218
Inter Parfums, Inc.	645	23,355
Lifevantage Corp. (a)(b)	4,482	5,871
Medifast, Inc. (b)	551	16,029
Nature’s Sunshine Products, Inc. (a)	437	6,022
Nutraceutical International Corp. (b)	342	8,889
Revlon, Inc. (Class A) (a)(b)	454	11,600
Star Scientific, Inc. (a)(b)	6,636	5,207
Synutra International, Inc. (a)(b)	683	4,569
The Female Health Co. (a)	872	6,767
USANA Health Sciences, Inc. (a)(b)	245	18,458

		136,985

PHARMACEUTICALS — 1.5%
AcelRx Pharmaceuticals, Inc. (a)(b)	946	11,361
Aerie Pharmaceuticals, Inc. (a)(b)	232	4,916
Akorn, Inc. (a)(b)	2,313	50,886
Alimera Sciences, Inc. (a)(b)	681	5,373
Ampio Pharmaceuticals, Inc. (b)	1,204	7,645
Aratana Therapeutics, Inc. (a)(b)	266	4,937
Auxilium Pharmaceuticals, Inc. (a)(b)	1,967	53,463
AVANIR Pharmaceuticals, Inc. (Class A) (b)	5,783	21,224

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

BioDelivery Sciences International, Inc. (a)(b)	1,147	$9,681
Cempra, Inc. (b)	814	9,402
ContraVir Pharmaceuticals, Inc. (a)(b)	332	747
Corcept Therapeutics, Inc. (a)(b)	2,123	9,256
DepoMed, Inc. (a)(b)	2,254	32,683
Endocyte, Inc. (b)	1,214	28,905
Hi-Tech Pharmacal Co., Inc. (b)	437	18,935
Horizon Pharma, Inc. (a)(b)	2,049	30,981
Impax Laboratories, Inc. (b)	2,730	72,127
Lannett Co., Inc. (b)	741	26,469
Nektar Therapeutics (a)(b)	5,083	61,606
Omeros Corp. (a)(b)	1,194	14,412
Omthera Pharmaceutical, Inc. (b)(d)	24	0
Pacira Pharmaceuticals, Inc. (b)	1,100	76,989
Pernix Therapeutics Holdings (a)(b)	701	3,750
Pozen, Inc. (a)(b)	1,080	8,640
Prestige Brands Holdings, Inc. (b)	1,996	54,391
Questcor Pharmaceuticals, Inc. (a)	2,071	134,470
Relypsa, Inc. (b)	226	6,737
Repros Therapeutics, Inc. (a)(b)	921	16,339
Revance Therapeutics, Inc. (b)	274	8,631
Sagent Pharmaceuticals, Inc. (b)	766	17,901
Sciclone Pharmaceuticals, Inc. (a)(b)	2,159	9,823
Sucampo Pharmaceuticals, Inc. (Class A) (a)(b)	549	3,925
Supernus Pharmaceuticals, Inc. (b)	595	5,319
The Medicines Co. (a)(b)	2,523	71,704
TherapeuticsMD, Inc. (a)(b)	3,366	21,240
VIVUS, Inc. (a)(b)	4,017	23,861
XenoPort, Inc. (a)(b)	2,403	12,424
Zogenix, Inc. (a)(b)	4,206	11,966

		963,119

PROFESSIONAL SERVICES — 1.4%
Acacia Research Corp. (a)	1,954	29,857
Barrett Business Services, Inc.	287	17,097
CBIZ, Inc. (a)(b)	1,508	13,813
CDI Corp.	568	9,741
CRA International, Inc. (b)	399	8,766
Exponent, Inc.	530	39,782
Franklin Covey Co. (b)	361	7,137
FTI Consulting, Inc. (b)	1,610	53,677
GP Strategies Corp. (a)(b)	587	15,984
Heidrick & Struggles International, Inc.	720	14,450
Huron Consulting Group, Inc. (b)	929	58,880
ICF International, Inc. (b)	778	30,972
Insperity, Inc. (a)	891	27,603
Kelly Services, Inc. (Class A) (a)	1,078	25,581
Kforce, Inc. (a)	1,081	23,047
Korn/Ferry International (b)	1,935	57,605
Mistras Group, Inc. (a)(b)	626	14,254
Navigant Consulting, Inc. (b)	2,012	37,544
Odyssey Marine Exploration, Inc. (a)(b)	3,165	7,248
On Assignment, Inc. (a)(b)	1,821	70,272
Pendrell Corp. (b)	6,447	11,798
Resources Connection, Inc. (a)	1,629	22,953
RPX Corp. (a)(b)	1,290	21,001
The Advisory Board Co. (a)(b)	1,423	91,428
The Corporate Executive Board Co.	1,347	99,988
TrueBlue, Inc. (b)	1,625	47,548
VSE Corp. (a)	171	9,012
WageWorks, Inc. (b)	1,011	56,727

		923,765

REAL ESTATE INVESTMENT TRUSTS — 7.8%
Acadia Realty Trust (a)	2,197	57,957
AG Mortgage Investment Trust, Inc.	1,118	19,576
Agree Realty Corp.	536	16,300
Alexander’s, Inc. (a)	89	32,128
Altisource Residential Corp. (a)	2,259	71,294
American Assets Trust, Inc.	1,344	45,347
American Capital Mortgage Investment Corp. (a)	2,025	38,009
American Realty Capital Properties, Inc. (a)	18,736	262,679
American Residential Properties, Inc. (b)	549	9,871
AmREIT, Inc.	789	13,074
Anworth Mortgage Asset Corp.	5,765	28,594
Apollo Commercial Real Estate Finance, Inc. (a)	1,462	24,313
Apollo Residential Mortgage, Inc.	1,270	20,612
Ares Commercial Real Estate Corp. (a)	863	11,573
Armada Hoffler Properties, Inc. (a)	758	7,610
ARMOUR Residential REIT, Inc. (a)	14,899	61,384
Ashford Hospitality Prime, Inc.	778	11,763
Ashford Hospitality Trust, Inc.	2,456	27,679
Associated Estates Realty Corp.	2,303	39,013
Aviv REIT, Inc.	456	11,149
Campus Crest Communities, Inc. (a)	2,575	22,351
Capstead Mortgage Corp. (a)	3,809	48,222
Catchmark Timber Trust, Inc. (Class A)	480	6,744
Cedar Realty Trust, Inc. (a)	2,882	17,609
Chambers Street Properties	9,462	73,520
Chatham Lodging Trust (a)	1,044	21,110
Chesapeake Lodging Trust (a)	1,935	49,788
Colony Financial, Inc.	3,662	80,381
Coresite Realty Corp. (a)	833	25,823
Cousins Properties, Inc. (a)	6,700	76,849
CubeSmart (a)	5,308	91,085
CyrusOne, Inc. (a)	762	15,872
CYS Investments, Inc. (a)	6,438	53,178
DCT Industrial Trust, Inc.	12,620	99,446
DiamondRock Hospitality Co.	7,789	91,521
DuPont Fabros Technology, Inc. (a)	2,484	59,790
Dynex Capital, Inc. (a)	2,182	19,529
EastGroup Properties, Inc.	1,214	76,373
Education Realty Trust, Inc.	4,546	44,869
Ellington Residential Mortgage REIT (a)	264	4,467
Empire State Realty Trust, Inc. (Class A) (a)	3,145	47,521
EPR Properties	2,064	110,197
Equity One, Inc. (a)	2,404	53,705
Excel Trust, Inc. (a)	1,910	24,219
FelCor Lodging Trust, Inc.	4,947	44,721
First Industrial Realty Trust, Inc.	4,284	82,767
First Potomac Realty Trust (a)	2,334	30,155
Franklin Street Properties Corp.	3,584	45,158

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Getty Realty Corp.	1,024	$19,343
Gladstone Commercial Corp.	570	9,884
Glimcher Realty Trust (a)	5,760	57,773
Government Properties Income Trust (a)	2,180	54,936
Gramercy Property Trust, Inc. (a)	2,370	12,229
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	589	8,452
Healthcare Realty Trust, Inc.	3,728	90,031
Hersha Hospitality Trust	8,072	47,060
Highwoods Properties, Inc.	3,547	136,240
Hudson Pacific Properties, Inc. (a)	1,993	45,979
Inland Real Estate Corp.	3,396	35,828
Invesco Mortgage Capital, Inc.	4,954	81,592
Investors Real Estate Trust	4,020	36,100
iStar Financial, Inc. (a)(b)	3,391	50,051
JAVELIN Mortgage Investment Corp. (a)	535	7,174
Kite Realty Group Trust	4,904	29,424
LaSalle Hotel Properties	4,124	129,122
Lexington Realty Trust	7,170	78,225
LTC Properties, Inc.	1,385	52,118
Medical Properties Trust, Inc.	6,448	82,470
Monmouth Real Estate Investment Corp.(Class A)	1,700	16,218
National Health Investors, Inc. (a)	1,156	69,892
New Residential Investment Corp. (a)	10,084	65,244
New York Mortgage Trust, Inc.	3,215	25,013
NorthStar Realty Finance Corp.	12,962	209,207
One Liberty Properties, Inc.	473	10,084
Parkway Properties, Inc.	2,254	41,136
Pebblebrook Hotel Trust	2,446	82,601
Pennsylvania Real Estate Investment Trust	2,711	48,934
PennyMac Mortgage Investment Trust	2,809	67,135
Physicians Realty Trust	899	12,514
Potlatch Corp.	1,615	62,484
PS Business Parks, Inc.	770	64,387
QTS Realty Trust, Inc. (Class A) (a)	460	11,541
RAIT Financial Trust (a)	3,364	28,560
Ramco-Gershenson Properties Trust	2,727	44,450
Redwood Trust, Inc.	3,276	66,437
Resource Capital Corp.	5,061	28,190
Retail Opportunity Investments Corp.	2,865	42,803
Rexford Industrial Realty, Inc. (a)	670	9,501
RLJ Lodging Trust	4,940	132,096
Rouse Properties, Inc. (a)	1,083	18,671
Ryman Hospitality Properties (a)	1,762	74,920
Sabra Healthcare REIT, Inc. (a)	1,479	41,249
Saul Centers, Inc.	305	14,445
Select Income REIT	877	26,547
Silver Bay Realty Trust Corp. (a)	608	9,436
Sovran Self Storage, Inc.	1,252	91,959
STAG Industrial, Inc.	1,670	40,247
Strategic Hotels & Resorts, Inc. (b)	7,222	73,592
Summit Hotel Properties, Inc.	3,218	29,863
Sun Communities, Inc.	1,600	72,144
Sunstone Hotel Investors, Inc.	7,137	97,991
Terreno Realty Corp.	1,006	19,023
UMH Properties, Inc. (a)	612	5,985
Universal Health Realty Income Trust	475	20,064
Urstadt Biddle Properties, Inc. (Class A)	987	20,391
Washington Real Estate Investment Trust (a)	2,662	63,569
Western Asset Mortgage Capital Corp. (a)	1,051	16,438
Whitestone REIT (a)	984	14,209
Winthrop Realty Trust	1,249	14,476
ZAIS Financial Corp. (a)	228	3,798

		5,198,370

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.3%
Alexander & Baldwin, Inc.	1,666	70,905
AV Homes, Inc. (a)(b)	380	6,874
Consolidated-Tomoka Land Co.	228	9,184
Forestar Group, Inc. (a)(b)	1,385	24,653
Kennedy-Wilson Holdings, Inc. (a)	2,656	59,787
RE/MAX Holdings, Inc. (Class A) (b)	447	12,887
Tejon Ranch Co. (a)(b)	551	18,640

		202,930

ROAD & RAIL — 0.6%
Arkansas Best Corp. (a)	1,024	37,837
Celadon Group, Inc. (a)	798	19,184
Heartland Express, Inc.	1,834	41,614
Knight Transportation, Inc. (a)	2,334	53,985
Marten Transport, Ltd.	929	19,992
Patriot Transportation Holding, Inc. (a)(b)	266	9,589
Quality Distribution, Inc. (b)	836	10,860
Roadrunner Transportation Systems, Inc. (a)(b)	737	18,602
Saia, Inc. (a)(b)	967	36,949
Swift Transportation Co. (a)(b)	3,339	82,640
Universal Truckload Services, Inc. (a)	209	6,040
Werner Enterprises, Inc.	1,821	46,454
YRC Worldwide, Inc. (a)(b)	1,118	25,155

		408,901

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.8%
Advanced Energy Industries, Inc. (a)(b)	1,557	38,146
Alpha & Omega Semiconductor, Ltd. (a)(b)	683	5,027
Ambarella, Inc. (b)	739	19,739
Amkor Technology, Inc. (a)(b)	2,764	18,961
Anadigics, Inc. (a)(b)	3,279	5,574
Applied Micro Circuits Corp. (a)(b)	2,918	28,888
ATMI, Inc. (b)	1,271	43,227
Axcelis Technologies, Inc. (b)	4,318	9,284
Brooks Automation, Inc.	2,653	28,997
Cabot Microelectronics Corp. (b)	920	40,480
Cavium, Inc. (a)(b)	2,048	89,559
CEVA, Inc. (b)	886	15,558
Cirrus Logic, Inc. (a)(b)	2,522	50,112
Cohu, Inc. (a)	986	10,590
Cypress Semiconductor Corp. (a)(b)	5,859	60,172
Diodes, Inc. (b)	1,422	37,143
DSP Group, Inc. (a)(b)	793	6,851
Entegris, Inc. (b)	5,551	67,223

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Entropic Communications, Inc. (a)(b)	3,565	$14,581
Exar Corp. (a)(b)	1,517	18,128
Formfactor, Inc. (a)(b)	2,144	13,700
GSI Technology, Inc. (a)(b)	815	5,632
GT Advanced Technologies, Inc. (a)(b)	5,320	90,706
Hittite Microwave Corp.	1,256	79,178
Inphi Corp. (b)	1,043	16,782
Integrated Device Technology, Inc. (b)	5,251	64,220
Integrated Silicon Solution, Inc. (b)	1,107	17,214
Intermolecular, Inc. (a)(b)	684	1,915
International Rectifier Corp. (b)	2,768	75,843
Intersil Corp. (Class A)	5,065	65,440
IXYS Corp.	967	10,975
Kopin Corp. (a)(b)	2,636	9,964
Lattice Semiconductor Corp. (b)	4,605	36,103
LTX-Credence Corp. (b)	1,896	16,893
M/A-COM Technology Solutions Holdings, Inc. (a)(b)	418	8,590
MaxLinear, Inc. (Class A) (b)	931	8,826
Micrel, Inc. (a)	1,858	20,587
Microsemi Corp. (b)	3,709	92,836
MKS Instruments, Inc.	2,106	62,948
Monolithic Power Systems, Inc. (b)	1,460	56,604
MoSys, Inc. (a)(b)	1,876	8,517
Nanometrics, Inc. (a)(b)	926	16,640
NeoPhotonics Corp. (a)(b)	797	6,320
NVE Corp. (b)	190	10,838
OmniVision Technologies, Inc. (b)	2,144	37,949
PDF Solutions, Inc. (a)(b)	1,005	18,261
Peregrine Semiconductor Corp. (a)(b)	1,057	6,395
Pericom Semiconductor Corp. (b)	910	7,125
Photronics, Inc. (a)(b)	2,425	20,685
PLX Technology, Inc. (a)(b)	1,819	11,005
PMC-Sierra, Inc. (b)	8,129	61,862
Power Integrations, Inc.	1,157	76,107
Rambus, Inc. (a)(b)	4,451	47,848
RF Micro Devices, Inc. (b)	11,202	88,272
Rubicon Technology, Inc. (b)	695	7,847
Rudolph Technologies, Inc. (a)(b)	1,306	14,901
Semtech Corp. (b)	2,696	68,317
Sigma Designs, Inc. (b)	1,213	5,774
Silicon Image, Inc. (a)(b)	3,073	21,204
Spansion, Inc. (Class A) (a)(b)	1,878	32,715
SunEdison, Inc. (a)(b)	10,658	200,797
SunPower Corp. (a)(b)	1,646	53,100
Supertex, Inc. (b)	397	13,093
Synaptics, Inc. (a)(b)	1,288	77,306
Tessera Technologies, Inc.	2,104	49,717
TriQuint Semiconductor, Inc. (a)(b)	6,502	87,062
Ultra Clean Holdings, Inc. (b)	948	12,466
Ultratech, Inc. (b)	1,099	32,080
Veeco Instruments, Inc. (a)(b)	1,555	65,201

		2,522,600

SOFTWARE — 4.1%
Accelrys, Inc. (b)	2,574	32,072
ACI Worldwide, Inc. (a)(b)	1,597	94,526
Actuate Corp. (a)(b)	1,878	11,306
Advent Software, Inc. (a)	1,306	38,344
American Software, Inc. (Class A)	949	9,651
Aspen Technology, Inc. (b)	3,747	158,723
AVG Technologies NV (a)(b)	949	19,891
Barracuda Networks, Inc. (a)(b)	118	4,005
Blackbaud, Inc.	1,820	56,966
Bottomline Technologies, Inc. (a)(b)	1,500	52,725
BroadSoft, Inc. (a)(b)	1,119	29,911
Callidus Software, Inc. (b)	1,511	18,918
CommVault Systems, Inc. (a)(b)	1,861	120,872
Comverse, Inc. (b)	890	30,776
Covisint Corp. (a)(b)	229	1,679
Cyan, Inc. (a)(b)	323	1,379
Digimarc Corp.	247	7,756
Ebix, Inc. (a)	1,232	21,030
Ellie Mae, Inc. (a)(b)	1,042	30,051
EPIQ Systems, Inc.	1,252	17,065
ePlus, Inc. (a)(b)	152	8,476
Fair Isaac Corp. (a)	1,447	80,048
FleetMatics Group PLC (b)	651	21,776
Gigamon, Inc. (a)(b)	301	9,147
Glu Mobile, Inc. (a)(b)	2,530	11,992
Guidance Software, Inc. (a)(b)	665	7,355
Guidewire Software, Inc. (b)	1,950	95,648
Imperva, Inc. (b)	797	44,393
Infoblox, Inc. (b)	2,139	42,908
Interactive Intelligence Group (b)	622	45,095
Jive Software, Inc. (b)	1,574	12,608
Manhattan Associates, Inc. (b)	3,118	109,224
Mavenir Systems, Inc. (b)	124	2,220
Mentor Graphics Corp.	3,697	81,408
MicroStrategy, Inc. (b)	363	41,887
Mitek Systems, Inc. (a)(b)	975	3,773
Model N, Inc. (b)	323	3,266
Monotype Imaging Holdings, Inc.	1,517	45,722
Netscout Systems, Inc. (b)	1,442	54,190
Pegasystems, Inc.	698	24,653
Progress Software Corp. (b)	2,094	45,649
Proofpoint, Inc. (b)	875	32,445
PROS Holdings, Inc. (b)	893	28,138
PTC, Inc. (b)	4,743	168,045
QAD, Inc. (Class A)	228	4,658
QLIK Technologies, Inc. (b)	3,476	92,427
Quality Systems, Inc.	1,594	26,907
Qualys, Inc. (a)(b)	589	14,978
Rally Software Development Corp. (a)(b)	267	3,572
RealPage, Inc. (a)(b)	1,857	33,723
Rosetta Stone, Inc. (b)	456	5,116
Sapiens International Corp. NV (b)	692	5,612
SeaChange International, Inc. (b)	1,309	13,666
Silver Spring Networks, Inc. (a)(b)	227	3,945
SS&C Technologies Holdings, Inc. (b)	2,273	90,965
Synchronoss Technologies, Inc. (a)(b)	1,159	39,742
Take-Two Interactive Software, Inc. (b)	3,225	70,724
Tangoe, Inc. (b)	1,233	22,921
TeleCommunication Systems, Inc. (Class A) (a)(b)	1,896	4,361
TeleNav, Inc. (b)	703	4,190
TiVo, Inc. (a)(b)	5,042	66,706
Tyler Technologies, Inc. (a)(b)	1,234	103,261
Ultimate Software Group, Inc. (a)(b)	1,087	148,919
Varonis Systems, Inc. (b)	210	7,510

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Vasco Data Security International (a)(b)	1,157	$8,724
Verint Systems, Inc. (b)	2,102	98,647
VirnetX Holding Corp. (a)(b)	1,686	23,908
Vringo, Inc. (a)(b)	2,673	9,275

		2,682,169

SPECIALTY RETAIL — 3.2%
Aeropostale, Inc. (a)(b)	3,127	15,698
America’s Car-Mart, Inc. (a)(b)	323	11,861
ANN, Inc. (b)	1,884	78,148
Asbury Automotive Group, Inc. (b)	1,240	68,584
Barnes & Noble, Inc. (a)(b)	1,613	33,712
bebe stores, inc.	1,385	8,476
Big 5 Sporting Goods Corp. (a)	667	10,705
Body Central Corp. (a)(b)	663	709
Brown Shoe Co., Inc.	1,727	45,835
Christopher & Banks Corp. (b)	1,441	9,525
Citi Trends, Inc. (b)	607	9,888
Conn’s, Inc. (a)(b)	896	34,810
Destination Maternity Corp. (a)	531	14,549
Destination XL Group, Inc. (a)(b)	1,669	9,413
Express, Inc. (b)	3,396	53,929
Five Below, Inc. (a)(b)	1,309	55,606
Francesca’s Holdings Corp. (b)	1,758	31,890
Genesco, Inc. (a)(b)	972	72,482
Group 1 Automotive, Inc. (a)	872	57,256
Haverty Furniture Cos., Inc.	791	23,493
hhgregg, Inc. (a)(b)	519	4,988
Hibbett Sports, Inc. (a)(b)	1,042	55,101
Jos. A. Bank Clothiers, Inc. (b)	1,296	83,333
Kirkland’s, Inc. (a)(b)	551	10,188
Lithia Motors, Inc. (Class A)	890	59,149
Lumber Liquidators Holdings, Inc. (a)(b)	1,104	103,555
MarineMax, Inc. (a)(b)	926	14,066
Mattress Firm Holding Corp. (a)(b)	532	25,446
Monro Muffler Brake, Inc.	1,256	71,441
New York & Co., Inc. (a)(b)	1,139	5,000
Office Depot, Inc. (a)(b)	18,753	77,450
Outerwall, Inc. (b)	808	58,580
Pacific Sunwear of California, Inc. (a)(b)	1,843	5,474
Penske Automotive Group, Inc.	1,686	72,093
Pep Boys-Manny, Moe & Jack (a)(b)	2,123	27,005
Pier 1 Imports, Inc.	3,773	71,234
RadioShack Corp. (a)(b)	3,968	8,412
Rent-A-Center, Inc. (a)	2,126	56,552
Restoration Hardware Holdings, Inc. (a)(b)	706	51,955
Sears Hometown and Outlet Stores, Inc. (b)	342	8,088
Select Comfort Corp. (a)(b)	2,221	40,156
Shoe Carnival, Inc. (a)	601	13,847
Sonic Automotive, Inc. (Class A) (a)	1,556	34,979
Stage Stores, Inc. (a)	1,309	32,005
Stein Mart, Inc.	1,100	15,411
Systemax, Inc. (b)	437	6,516
The Buckle, Inc. (a)	1,119	51,250
The Cato Corp. (Class A) (a)	1,100	29,744
The Children’s Place Retail Stores, Inc. (a)	926	46,124
The Container Store Group, Inc. (a)(b)	560	19,012
The Finish Line, Inc. (Class A)	1,954	52,934
The Men’s Wearhouse, Inc.	1,895	92,817
The Wet Seal, Inc. (Class A) (a)(b)	3,545	4,679
Tile Shop Holdings, Inc. (a)(b)	739	11,418
Tilly’s, Inc. (Class A) (a)(b)	397	4,645
Trans World Entertainment Corp. (a)	418	1,517
Vitamin Shoppe, Inc. (a)(b)	1,214	57,689
West Marine, Inc. (a)(b)	682	7,754
Winmark Corp.	97	7,339
Zale Corp. (b)	1,289	26,953
Zumiez, Inc. (a)(b)	835	20,240

		2,092,708

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.4%
Avid Technology, Inc. (b)	132	805
Cray, Inc. (b)	1,574	58,742
Electronics for Imaging, Inc. (b)	1,853	80,253
Fusion-io, Inc. (a)(b)	3,353	35,274
Hutchinson Technology, Inc. (b)	929	2,629
Imation Corp. (a)(b)	1,346	7,766
Immersion Corp. (a)(b)	1,118	11,795
QLogic Corp. (b)	3,545	45,199
Quantum Corp. (a)(b)	8,457	10,318
Silicon Graphics International Corp. (a)(b)	1,347	16,541
Super Micro Computer, Inc. (b)	1,271	22,077
Violin Memory, Inc. (a)(b)	478	1,912

		293,311

TEXTILES, APPAREL & LUXURY GOODS — 1.4%
American Apparel, Inc. (a)(b)	2,313	1,159
Columbia Sportswear Co.	513	42,400
Crocs, Inc. (b)	3,508	54,725
Culp, Inc. (a)	323	6,376
G-III Apparel Group, Ltd. (b)	665	47,601
Iconix Brand Group, Inc. (a)(b)	1,925	75,595
Kate Spade & Co. (b)	4,757	176,437
Movado Group, Inc.	703	32,022
Oxford Industries, Inc. (a)	532	41,602
Perry Ellis International, Inc. (a)(b)	494	6,788
Quiksilver, Inc. (a)(b)	5,285	39,690
RG Barry Corp.	399	7,533
Skechers U.S.A., Inc. (b)	1,536	56,125
Steven Madden, Ltd. (b)	2,340	84,193
The Jones Group, Inc. (a)	3,187	47,709
Tumi Holdings, Inc. (a)(b)	1,910	43,223
Unifi, Inc. (b)	588	13,565
Vera Bradley, Inc. (b)	854	23,050
Vince Holding Corp. (a)(b)	448	11,809
Wolverine World Wide, Inc. (a)	4,009	114,457

		926,059

THRIFTS & MORTGAGE FINANCE — 1.7%
Astoria Financial Corp.	3,525	48,715
Banc of California, Inc. (a)	659	8,086
Bank Mutual Corp. (a)	1,853	11,748
BankFinancial Corp. (a)	838	8,363
BBX Capital Corp. (Class A) (b)	285	5,543
Beneficial Mutual Bancorp, Inc. (a)(b)	1,273	16,791

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Berkshire Hills Bancorp, Inc.	1,005	$26,009
BofI Holding, Inc. (b)	480	41,160
Brookline Bancorp, Inc.	2,788	26,263
Capitol Federal Financial, Inc.	5,935	74,484
Charter Financial Corp. (a)	910	9,837
Clifton Savings Bancorp, Inc. (a)	342	4,008
Dime Community Bancshares (a)	1,271	21,582
Doral Financial Corp. (a)(b)	266	2,309
ESB Financial Corp. (a)	513	6,705
ESSA Bancorp, Inc. (a)	364	3,957
Essent Group, Ltd. (a)(b)	899	20,192
EverBank Financial Corp. (a)	3,206	63,254
Federal Agricultural Mortgage Corp. (Class C)	416	13,832
First Defiance Financial Corp.	394	10,685
First Federal Bancshares of Arkansas, Inc. (a)(b)	114	1,045
First Financial Northwest, Inc. (a)	612	6,212
Flagstar Bancorp, Inc. (b)	796	17,687
Fox Chase Bancorp, Inc. (a)	492	8,290
Franklin Financial Corp. (a)(b)	435	8,509
Hingham Institution for Savings (a)	57	4,474
Home Bancorp, Inc. (a)(b)	264	5,541
Home Loan Servicing Solutions, Ltd. (a)	2,830	61,128
HomeStreet, Inc. (a)	513	10,029
Kearny Financial Corp. (a)(b)	570	8,425
Ladder Capital Corp. (Class A) (b)	604	11,404
Meridian Interstate Bancorp, Inc. (a)(b)	335	8,566
Meta Financial Group, Inc. (a)	242	10,854
MGIC Investment Corp. (a)(b)	12,698	108,187
NASB Financial, Inc.	171	4,309
Northfield Bancorp, Inc.	2,313	29,745
Northwest Bancshares, Inc.	3,735	54,531
OceanFirst Financial Corp. (a)	551	9,747
Oritani Financial Corp.	1,802	28,490
PennyMac Financial Services, Inc. (Class A) (a)(b)	511	8,503
Provident Financial Holdings, Inc. (a)	364	5,613
Provident Financial Services, Inc. (a)	2,372	43,574
Radian Group, Inc.	6,743	101,347
Rockville Financial, Inc.	1,091	14,827
Stonegate Mortgage Corp. (a)(b)	234	3,477
Territorial Bancorp, Inc. (a)	421	9,094
Tree.com, Inc. (b)	246	7,636
TrustCo Bank Corp. NY (a)	3,754	26,428
United Community Financial Corp. (a)(b)	1,931	7,570
United Financial Bancorp, Inc.	778	14,307
Walker & Dunlop, Inc. (a)(b)	662	10,824
Waterstone Financial, Inc. (b)	311	3,231
Westfield Financial, Inc.	726	5,409
WSFS Financial Corp.	335	23,929

		1,106,465

TOBACCO — 0.2%
Alliance One International, Inc. (a)(b)	3,489	10,188
Universal Corp. (a)	929	51,922
Vector Group, Ltd. (a)	2,524	54,367

		116,477

TRADING COMPANIES & DISTRIBUTORS — 1.0%
Aceto Corp. (a)	1,095	21,999
Aircastle, Ltd.	2,730	52,907
Applied Industrial Technologies, Inc.	1,687	81,381
Beacon Roofing Supply, Inc. (a)(b)	1,897	73,338
BlueLinx Holdings, Inc. (a)(b)	1,347	1,751
CAI International, Inc. (a)(b)	684	16,874
DXP Enterprises, Inc. (b)	382	36,263
H&E Equipment Services, Inc. (b)	1,175	47,529
Houston Wire & Cable Co. (a)	720	9,454
Kaman Corp. (a)	1,081	43,975
Rush Enterprises, Inc. (Class A) (a)(b)	1,385	44,985
Stock Building Supply Holdings, Inc. (a)(b)	341	6,929
TAL International Group, Inc. (a)(b)	1,347	57,746
Textainer Group Holdings, Ltd. (a)	853	32,644
Titan Machinery, Inc. (a)(b)	684	10,718
Watsco, Inc.	1,027	102,608

		641,101

TRANSPORTATION INFRASTRUCTURE — 0.1%
Wesco Aircraft Holdings, Inc. (b)	1,644	36,185

WATER UTILITIES — 0.3%
American States Water Co.	1,537	49,630
Artesian Resources Corp. (Class A) (a)	304	6,828
California Water Service Group	1,897	45,414
Connecticut Water Service, Inc.	435	14,864
Consolidated Water Co., Ltd. (a)	587	7,737
Middlesex Water Co.	627	13,681
Pure Cycle Corp. (a)(b)	684	4,138
SJW Corp. (a)	620	18,327
York Water Co. (a)	513	10,465

		171,084

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Boingo Wireless, Inc. (b)	739	5,010
Leap Wireless International, Inc. (a)(b)(e)	2,486	6,265
NII Holdings, Inc. (a)(b)	6,848	8,149
NTELOS Holdings Corp. (a)	608	8,208
RingCentral, Inc. (Class A) (b)	236	4,272
Shenandoah Telecommunications Co. (a)	949	30,643
USA Mobility, Inc.	854	15,517

		78,064

TOTAL COMMON STOCKS —
(Cost $63,924,794)		66,169,111

RIGHTS — 0.0% (c)
BIOTECHNOLOGY — 0.0% (c)
Cubist Pharmaceuticals, Inc. (expiring 12/31/16) (b)	406	264

INTERNET SOFTWARE & SERVICES — 0.0% (c)
Unwired Planet, Inc. (expired 9/9/13) (b)	380	14

TOTAL RIGHTS —
(Cost $902)		278

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

WARRANTS — 0.0% (c)
OIL, GAS & CONSUMABLE FUELS — 0.0% (c)
Magnum Hunter Resources (expiring 4/15/16) (b)(d) (Cost $0)	71	$0

SHORT TERM INVESTMENTS — 24.4%
MONEY MARKET FUNDS — 24.4%
State Street Navigator Securities Lending Prime Portfolio (f)(g)	16,033,071	16,033,071
State Street Institutional Liquid Reserves Fund 0.08% (g)(h)	169,933	169,933

TOTAL SHORT TERM INVESTMENTS —
(Cost $16,203,004)		16,203,004

TOTAL INVESTMENTS — 124.3% (i)
(Cost $80,128,700)		82,372,393
OTHER ASSETS & LIABILITIES — (24.3)%		(16,124,695)

NET ASSETS — 100.0%		$66,247,698

(a)	A portion of the security was on loan at March 31, 2014.
(b)	Non-income producing security
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 3 inputs (See accompanying Notes to Schedules of Investments).
(e)	Security is valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs (See accompanying Notes to Schedules of Investments).
(f)	Investments of cash collateral for securities loaned
(g)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments).
(h)	The rate shown is the annualized seven-day yield at period end.
(i)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (See accompanying Notes to Schedules of Investments).
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR S&P 500 Growth ETF
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 3.6%
General Dynamics Corp.	6,039	$657,768
Honeywell International, Inc.	20,919	1,940,446
Lockheed Martin Corp.	6,612	1,079,343
Northrop Grumman Corp.	3,836	473,286
Precision Castparts Corp.	5,901	1,491,537
Raytheon Co.	6,460	638,183
Rockwell Collins, Inc.	3,005	239,408
Textron, Inc.	11,280	443,191
The Boeing Co.	27,488	3,449,469
United Technologies Corp.	19,052	2,226,036

		12,638,667

AIR FREIGHT & LOGISTICS — 1.1%
Expeditors International of Washington, Inc.	3,913	155,072
FedEx Corp.	5,797	768,451
United Parcel Service, Inc. (Class B)	28,806	2,805,128

		3,728,651

AIRLINES — 0.5%
Delta Air Lines, Inc.	34,489	1,195,044
Southwest Airlines Co.	28,536	673,735

		1,868,779

AUTO COMPONENTS — 0.7%
BorgWarner, Inc.	9,310	572,286
Delphi Automotive PLC	5,011	340,046
Johnson Controls, Inc.	26,594	1,258,428
The Goodyear Tire & Rubber Co.	9,861	257,668

		2,428,428

AUTOMOBILES — 0.2%
Harley-Davidson, Inc.	8,885	591,830

BANKS — 1.9%
Citigroup, Inc.	56,276	2,678,737
Comerica, Inc.	7,373	381,921
Fifth Third Bancorp	33,887	777,707
Huntington Bancshares, Inc.	33,478	333,776
KeyCorp	36,115	514,278
Regions Financial Corp.	27,426	304,703
U.S. Bancorp	39,000	1,671,540
Zions Bancorporation (a)	3,658	113,325

		6,775,987

BEVERAGES — 2.5%
Brown-Forman Corp. (Class B)	3,792	340,104
Coca-Cola Enterprises, Inc.	9,666	461,648
Constellation Brands, Inc. (Class A) (b)	6,695	568,874
Dr. Pepper Snapple Group, Inc.	3,813	207,656
Monster Beverage Corp. (b)	5,531	384,128
PepsiCo, Inc.	35,870	2,995,145
The Coca-Cola Co.	101,110	3,908,913

		8,866,468

BIOTECHNOLOGY — 4.6%
Alexion Pharmaceuticals, Inc. (b)	7,866	1,196,655
Amgen, Inc.	30,413	3,751,139
Biogen Idec, Inc. (b)	9,547	2,920,141
Celgene Corp. (b)	16,293	2,274,503
Gilead Sciences, Inc. (b)	61,892	4,385,667
Regeneron Pharmaceuticals, Inc. (b)	3,201	961,196
Vertex Pharmaceuticals, Inc. (b)	9,419	666,112

		16,155,413

BUILDING PRODUCTS — 0.1%
Allegion PLC	1,440	75,125
Masco Corp.	9,160	203,443

		278,568

CAPITAL MARKETS — 2.0%
Ameriprise Financial, Inc.	7,889	868,342
BlackRock, Inc.	5,137	1,615,484
E*TRADE Financial Corp. (b)	6,902	158,884
Franklin Resources, Inc.	16,420	889,636
Invesco, Ltd.	17,803	658,711
State Street Corp. (c)	9,526	662,533
T. Rowe Price Group, Inc.	10,497	864,428
The Charles Schwab Corp.	46,755	1,277,814

		6,995,832

CHEMICALS — 3.1%
Air Products & Chemicals, Inc.	4,820	573,773
Airgas, Inc.	1,698	180,854
CF Industries Holdings, Inc.	1,337	348,476
E. I. du Pont de Nemours & Co.	21,317	1,430,371
Eastman Chemical Co.	6,235	537,519
Ecolab, Inc.	10,962	1,183,786
FMC Corp.	5,328	407,912
International Flavors & Fragrances, Inc.	1,922	183,878
LyondellBasell Industries NV	17,626	1,567,657
Monsanto Co.	21,255	2,418,181
Praxair, Inc.	7,022	919,671
Sigma-Aldrich Corp.	2,781	259,690
The Sherwin-Williams Co.	3,480	686,012

		10,697,780

COMMERCIAL SERVICES & SUPPLIES — 0.5%
Cintas Corp. (a)	4,066	242,374
Iron Mountain, Inc.	3,312	91,312
Pitney Bowes, Inc. (a)	8,107	210,701
Stericycle, Inc. (b)	3,459	393,012
Tyco International, Ltd.	9,961	422,346
Waste Management, Inc.	9,640	405,555

		1,765,300

COMMUNICATIONS EQUIPMENT — 1.7%
F5 Networks, Inc. (b)	2,004	213,686
Harris Corp.	2,017	147,564
Motorola Solutions, Inc.	3,722	239,287
QUALCOMM, Inc.	68,187	5,377,227

		5,977,764

CONSTRUCTION & ENGINEERING — 0.0% (d)
Quanta Services, Inc. (b)	3,136	115,718

CONSTRUCTION MATERIALS — 0.0% (d)
Vulcan Materials Co.	2,248	149,380

CONSUMER FINANCE — 1.4%
American Express Co.	36,735	3,307,252
Discover Financial Services	19,345	1,125,685
SLM Corp.	17,612	431,142

		4,864,079

CONTAINERS & PACKAGING — 0.2%
Ball Corp.	2,755	151,001

SPDR S&P 500 Growth ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Owens-Illinois, Inc. (b)	3,836	$129,772
Sealed Air Corp.	7,870	258,687

		539,460

DISTRIBUTORS — 0.1%
Genuine Parts Co.	2,738	237,795

DIVERSIFIED CONSUMER SERVICES — 0.1%
Graham Holdings Co. (Class B)	175	123,156
H&R Block, Inc.	7,210	217,670

		340,826

DIVERSIFIED FINANCIAL SERVICES — 0.5%
IntercontinentalExchange Group, Inc.	4,636	917,140
Leucadia National Corp.	5,804	162,512
Moody’s Corp.	7,594	602,356

		1,682,008

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.2%
Verizon Communications, Inc.	86,501	4,114,853

ELECTRICAL EQUIPMENT — 0.9%
AMETEK, Inc.	9,854	507,383
Eaton Corp. PLC	8,240	618,989
Emerson Electric Co.	17,548	1,172,206
Rockwell Automation, Inc.	5,580	694,989
Roper Industries, Inc.	2,342	312,680

		3,306,247

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.4%
Amphenol Corp. (Class A)	6,416	588,027
FLIR Systems, Inc.	3,729	134,244
TE Connectivity, Ltd.	9,701	584,097

		1,306,368

ENERGY EQUIPMENT & SERVICES — 2.5%
FMC Technologies, Inc. (b)	9,545	499,108
Halliburton Co.	34,195	2,013,744
Helmerich & Payne, Inc. (a)	4,273	459,604
National Oilwell Varco, Inc.	8,435	656,833
Schlumberger, Ltd.	52,649	5,133,277

		8,762,566

FOOD & STAPLES RETAILING — 0.5%
Safeway, Inc.	9,037	333,827
Walgreen Co.	16,530	1,091,476
Whole Foods Market, Inc.	9,271	470,132

		1,895,435

FOOD PRODUCTS — 1.4%
Campbell Soup Co. (a)	3,410	153,041
General Mills, Inc.	14,027	726,879
Hormel Foods Corp.	3,294	162,295
Kellogg Co.	5,410	339,261
Keurig Green Mountain, Inc.	5,200	549,068
Kraft Foods Group, Inc.	23,981	1,345,334
McCormick & Co., Inc.	2,793	200,370
Mead Johnson Nutrition Co.	8,158	678,256
The Hershey Co.	6,036	630,159
The J.M. Smucker Co.	1,941	188,743

		4,973,406

HEALTH CARE EQUIPMENT & SUPPLIES — 2.4%
Baxter International, Inc.	11,098	816,591
Becton, Dickinson and Co.	7,801	913,341
Boston Scientific Corp. (b)	53,795	727,308
C.R. Bard, Inc.	3,099	458,590
CareFusion Corp. (b)	3,508	141,092
Covidien PLC	8,928	657,636
DENTSPLY International, Inc.	3,209	147,742
Edwards Lifesciences Corp. (a)(b)	2,408	178,601
Intuitive Surgical, Inc. (b)	950	416,091
Medtronic, Inc.	22,894	1,408,897
St. Jude Medical, Inc.	11,722	766,502
Stryker Corp.	11,910	970,308
Varian Medical Systems, Inc. (b)	2,689	225,849
Zimmer Holdings, Inc.	4,555	430,812

		8,259,360

HEALTH CARE PROVIDERS & SERVICES — 0.7%
AmerisourceBergen Corp.	4,271	280,135
CIGNA Corp.	11,166	934,929
DaVita HealthCare Partners, Inc. (b)	4,419	304,248
Laboratory Corp. of America Holdings (a)(b)	1,861	182,769
McKesson Corp.	4,050	715,108
Tenet Healthcare Corp. (b)	1,533	65,628

		2,482,817

HEALTH CARE TECHNOLOGY — 0.2%
Cerner Corp. (a)(b)	11,878	668,137

HOTELS, RESTAURANTS & LEISURE — 2.3%
Chipotle Mexican Grill, Inc. (b)	1,246	707,790
International Game Technology	6,467	90,926
Marriott International, Inc. (Class A) (a)	5,276	295,562
McDonald’s Corp.	22,853	2,240,280
Starbucks Corp.	30,371	2,228,624
Starwood Hotels & Resorts Worldwide, Inc.	7,673	610,771
Wyndham Worldwide Corp.	5,397	395,222
Wynn Resorts, Ltd.	3,230	717,544
Yum! Brands, Inc.	10,774	812,252

		8,098,971

HOUSEHOLD DURABLES — 0.3%
Garmin, Ltd. (a)	2,082	115,051
Harman International Industries, Inc.	2,738	291,323
Lennar Corp. (Class A) (a)	3,036	120,286
Mohawk Industries, Inc. (b)	2,410	327,712
Newell Rubbermaid, Inc.	5,975	178,653

		1,033,025

HOUSEHOLD PRODUCTS — 2.1%
Colgate-Palmolive Co.	21,630	1,403,138
Kimberly-Clark Corp.	9,103	1,003,606
The Clorox Co. (a)	2,987	262,886
The Procter & Gamble Co.	55,982	4,512,149

		7,181,779

INDUSTRIAL CONGLOMERATES — 1.5%
3M Co.	25,343	3,438,031
Danaher Corp.	24,184	1,813,800

		5,251,831

INSURANCE — 1.2%
Aon PLC	12,105	1,020,209
Lincoln National Corp.	4,713	238,808

SPDR S&P 500 Growth ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Marsh & McLennan Cos., Inc.	14,593	$719,435
Principal Financial Group, Inc.	5,804	266,926
Prudential Financial, Inc.	18,673	1,580,669
Torchmark Corp. (a)	3,615	284,501

		4,110,548

INTERNET & CATALOG RETAIL — 2.6%
Amazon.com, Inc. (b)	14,918	5,020,205
Expedia, Inc.	2,523	182,918
Netflix, Inc. (a)(b)	2,353	828,327
Priceline.com, Inc. (b)	2,074	2,471,980
TripAdvisor, Inc. (a)(b)	4,480	405,843

		8,909,273

INTERNET SOFTWARE & SERVICES — 5.9%
Akamai Technologies, Inc. (b)	7,217	420,101
eBay, Inc. (b)	31,507	1,740,447
Facebook, Inc. (Class A) (b)	68,749	4,141,440
Google, Inc. (Class A) (b)	11,425	12,733,277
VeriSign, Inc. (a)(b)	5,146	277,421
Yahoo!, Inc. (b)	38,326	1,375,903

		20,688,589

IT SERVICES — 5.0%
Accenture PLC (Class A)	14,362	1,144,939
Alliance Data Systems Corp. (a)(b)	2,068	563,427
Automatic Data Processing, Inc.	19,412	1,499,771
Cognizant Technology Solutions Corp. (Class A) (b)	24,364	1,233,062
Fidelity National Information Services, Inc.	11,739	627,449
Fiserv, Inc. (b)	10,517	596,209
International Business Machines Corp.	17,680	3,403,223
Mastercard, Inc. (Class A)	41,051	3,066,510
Paychex, Inc.	8,761	373,219
Teradata Corp. (a)(b)	3,303	162,474
The Western Union Co. (a)	13,918	227,698
Total System Services, Inc.	6,693	203,534
Visa, Inc. (Class A)	20,379	4,399,011

		17,500,526

LEISURE PRODUCTS — 0.1%
Hasbro, Inc. (a)	2,624	145,947
Mattel, Inc.	8,039	322,444

		468,391

LIFE SCIENCES TOOLS & SERVICES — 0.8%
Agilent Technologies, Inc.	9,085	508,033
PerkinElmer, Inc. (a)	2,360	106,342
Thermo Fisher Scientific, Inc.	15,697	1,887,407
Waters Corp. (b)	2,145	232,540

		2,734,322

MACHINERY — 1.4%
Cummins, Inc.	4,661	694,442
Dover Corp.	4,792	391,746
Flowserve Corp.	5,620	440,271
Illinois Tool Works, Inc.	8,508	691,956
Ingersoll-Rand PLC	6,070	347,447
PACCAR, Inc.	14,255	961,357
Pall Corp.	2,978	266,442
Parker Hannifin Corp.	3,508	419,943
Pentair, Ltd.	4,889	387,893
Snap-On, Inc.	1,321	149,907
Xylem, Inc.	4,429	161,304

		4,912,708

MATERIALS — 0.3%
PPG Industries, Inc.	5,684	1,099,627

MEDIA — 5.8%
CBS Corp.	22,452	1,387,534
Comcast Corp. (Class A)	105,059	5,255,051
DIRECTV (Class A) (b)	19,007	1,452,515
Discovery Communications, Inc. (Series A) (a)(b)	9,071	750,172
McGraw Hill Financial, Inc.	6,423	490,075
News Corp. (Class A) (b)	19,961	343,728
Omnicom Group, Inc.	10,325	749,595
Scripps Networks Interactive, Inc. (Class A)	4,439	336,965
The Interpublic Group of Cos., Inc.	16,686	285,998
The Walt Disney Co.	44,175	3,537,092
Time Warner Cable, Inc.	11,067	1,518,171
Time Warner, Inc.	20,074	1,311,434
Twenty-First Century Fox, Inc.	43,550	1,392,294
Viacom, Inc. (Class B)	15,993	1,359,245

		20,169,869

MULTI-UTILITIES — 0.2%
Dominion Resources, Inc.	11,715	831,648

MULTILINE RETAIL — 0.3%
Dollar General Corp. (b)	5,430	301,256
Dollar Tree, Inc. (b)	8,365	436,486
Nordstrom, Inc. (a)	3,086	192,721

		930,463

OIL, GAS & CONSUMABLE FUELS — 3.2%
Anadarko Petroleum Corp.	10,793	914,815
Cabot Oil & Gas Corp.	16,990	575,621
Chesapeake Energy Corp. (a)	9,968	255,380
EOG Resources, Inc.	10,977	2,153,358
EQT Corp.	6,044	586,087
Kinder Morgan, Inc.	27,152	882,169
Marathon Petroleum Corp.	5,364	466,883
Newfield Exploration Co. (b)	3,187	99,944
Noble Energy, Inc.	14,484	1,028,943
Occidental Petroleum Corp.	14,795	1,409,816
Pioneer Natural Resources Co.	5,739	1,073,996
Range Resources Corp. (a)	6,535	542,209
Southwestern Energy Co. (b)	8,055	370,611
Spectra Energy Corp.	12,699	469,101
The Williams Cos., Inc.	12,368	501,893

		11,330,826

PERSONAL PRODUCTS — 0.2%
Avon Products, Inc.	7,123	104,281
The Estee Lauder Cos., Inc. (Class A)	10,324	690,469

		794,750

PHARMACEUTICALS — 7.1%
AbbVie, Inc.	64,197	3,299,726
Actavis PLC (b)	7,020	1,445,067
Allergan, Inc.	11,959	1,484,112
Bristol-Myers Squibb Co.	43,156	2,241,954
Forest Laboratories, Inc. (b)	4,934	455,260
Hospira, Inc. (b)	3,066	132,605
Johnson & Johnson	67,130	6,594,180

SPDR S&P 500 Growth ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Merck & Co., Inc.	55,441	$3,147,386
Mylan, Inc. (b)	15,006	732,743
Perrigo Co. PLC	5,402	835,473
Pfizer, Inc.	125,829	4,041,627
Zoetis, Inc.	13,276	384,207

		24,794,340

PROFESSIONAL SERVICES — 0.3%
Dun & Bradstreet Corp.	1,566	155,582
Equifax, Inc.	4,862	330,762
Nielsen Holdings NV	5,629	251,222
Robert Half International, Inc.	5,564	233,410

		970,976

REAL ESTATE INVESTMENT TRUSTS — 2.3%
American Tower Corp.	15,948	1,305,663
Apartment Investment & Management Co. (Class A)	3,146	95,072
AvalonBay Communities, Inc.	2,032	266,842
Boston Properties, Inc.	3,034	347,484
Crown Castle International Corp.	13,422	990,275
Equity Residential	6,178	358,262
General Growth Properties, Inc.	9,205	202,510
Health Care REIT, Inc.	8,025	478,290
Host Hotels & Resorts, Inc.	19,717	399,072
Kimco Realty Corp.	7,407	162,065
Plum Creek Timber Co., Inc.	4,064	170,851
ProLogis	11,829	482,978
Public Storage	3,311	557,870
Simon Property Group, Inc.	7,250	1,189,000
The Macerich Co.	5,670	353,411
Ventas, Inc.	5,814	352,154
Vornado Realty Trust	3,708	365,461

		8,077,260

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. (b)	7,590	208,194

ROAD & RAIL — 1.7%
CSX Corp.	26,168	758,087
Kansas City Southern	4,389	447,941
Norfolk Southern Corp.	12,478	1,212,487
Union Pacific Corp.	18,269	3,428,361

		5,846,876

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.6%
Altera Corp.	5,300	192,072
Analog Devices, Inc.	5,880	312,463
Applied Materials, Inc.	27,170	554,811
First Solar, Inc. (a)(b)	2,845	198,553
KLA-Tencor Corp. (a)	6,702	463,376
Lam Research Corp. (b)	3,299	181,445
Linear Technology Corp.	5,374	261,660
LSI Corp.	14,817	164,024
Microchip Technology, Inc. (a)	7,998	381,985
Micron Technology, Inc. (b)	42,349	1,001,977
NVIDIA Corp.	11,073	198,318
Texas Instruments, Inc.	26,497	1,249,334
Xilinx, Inc.	5,941	322,418

		5,482,436

SOFTWARE — 6.0%
Adobe Systems, Inc. (b)	18,842	1,238,673
Autodesk, Inc. (b)	9,065	445,817
CA, Inc.	8,649	267,860
Citrix Systems, Inc. (b)	4,602	264,293
Electronic Arts, Inc. (b)	12,378	359,086
Intuit, Inc.	11,439	889,153
Microsoft Corp.	304,310	12,473,667
Oracle Corp.	75,125	3,073,364
Red Hat, Inc. (b)	7,788	412,608
Salesforce.com, Inc. (a)(b)	22,355	1,276,247
Symantec Corp.	15,087	301,287

		21,002,055

SPECIALTY RETAIL — 3.0%
AutoZone, Inc. (b)	1,358	729,382
Bed Bath & Beyond, Inc. (a)(b)	8,685	597,528
Best Buy Co., Inc. (a)	5,369	141,795
CarMax, Inc. (a)(b)	4,996	233,813
GameStop Corp. (Class A) (a)	2,189	89,968
L Brands, Inc.	6,292	357,197
Lowe’s Cos., Inc.	25,324	1,238,343
O’Reilly Automotive, Inc. (b)	4,372	648,761
PetSmart, Inc. (a)	2,094	144,256
Ross Stores, Inc.	8,732	624,775
The Gap, Inc.	6,977	279,499
The Home Depot, Inc.	36,915	2,921,084
Tiffany & Co.	4,464	384,574
TJX Cos., Inc.	28,676	1,739,199
Tractor Supply Co.	5,610	396,234
Urban Outfitters, Inc. (b)	2,597	94,712

		10,621,120

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 6.3%
Apple, Inc.	35,974	19,308,685
NetApp, Inc.	9,288	342,727
SanDisk Corp.	9,091	738,098
Seagate Technology PLC (a)	13,097	735,527
Western Digital Corp.	8,435	774,502

		21,899,539

TEXTILES, APPAREL & LUXURY GOODS — 1.4%
Coach, Inc. (a)	6,778	336,596
Fossil Group, Inc. (b)	1,981	231,004
Michael Kors Holdings, Ltd. (b)	7,268	677,886
NIKE, Inc. (Class B)	30,165	2,227,987
PVH Corp.	2,106	262,766
Ralph Lauren Corp.	1,422	228,842
V.F. Corp.	14,192	878,201

		4,843,282

THRIFTS & MORTGAGE FINANCE — 0.0% (d)
People’s United Financial, Inc. (a)	6,353	94,469

TOBACCO — 1.6%
Altria Group, Inc.	42,789	1,601,592
Lorillard, Inc. (a)	14,570	787,946
Philip Morris International, Inc.	35,650	2,918,665
Reynolds American, Inc.	6,249	333,822

		5,642,025

TRADING COMPANIES & DISTRIBUTORS — 0.3%
Fastenal Co. (a)	10,973	541,188

SPDR S&P 500 Growth ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

W.W. Grainger, Inc. (a)	2,485	$627,860

		1,169,048

TOTAL COMMON STOCKS —
(Cost $247,999,307)		349,166,688

SHORT TERM INVESTMENTS — 2.9%
MONEY MARKET FUNDS — 2.9%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	9,908,158	9,908,158
State Street Institutional Liquid Reserves Fund 0.08% (f)(g)	170,140	170,140

TOTAL SHORT TERM INVESTMENTS —
(Cost $10,078,298)		10,078,298

TOTAL INVESTMENTS — 102.8% (h)
(Cost $258,077,605)		359,244,986
OTHER ASSETS & LIABILITIES — (2.8)%		(9,645,466)

NET ASSETS — 100.0%		$349,599,520

(a)	A portion of the security was on loan at March 31, 2014.
(b)	Non-income producing security
(c)	Affiliated issuer (See accompanying Notes to Schedules of Investments).
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Investments of cash collateral for securities loaned
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments).
(g)	The rate shown is the annualized seven-day yield at period end.
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (See accompanying Notes to Schedules of Investments).
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR S&P 500 Value ETF
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.9%
General Dynamics Corp.	3,909	$425,768
Honeywell International, Inc.	5,775	535,689
L-3 Communications Holdings, Inc.	1,891	223,422
Lockheed Martin Corp.	2,301	375,615
Northrop Grumman Corp.	2,763	340,899
Raytheon Co.	3,416	337,467
Rockwell Collins, Inc.	1,340	106,758
United Technologies Corp.	7,946	928,410

		3,274,028

AIR FREIGHT & LOGISTICS — 0.4%
C.H. Robinson Worldwide, Inc. (a)	3,275	171,577
Expeditors International of Washington, Inc.	2,365	93,725
FedEx Corp.	3,328	441,160

		706,462

AUTO COMPONENTS — 0.1%
Delphi Automotive PLC	3,290	223,259

AUTOMOBILES — 1.3%
Ford Motor Co.	84,753	1,322,147
General Motors Co.	28,257	972,606

		2,294,753

BANKS — 11.0%
Bank of America Corp.	228,493	3,930,080
BB&T Corp.	15,412	619,100
Citigroup, Inc.	35,186	1,674,854
JPMorgan Chase & Co.	81,865	4,970,024
M&T Bank Corp. (a)	2,805	340,246
PNC Financial Services Group, Inc.	11,588	1,008,156
Regions Financial Corp.	15,545	172,705
SunTrust Banks, Inc.	11,565	460,171
U.S. Bancorp	18,399	788,581
Wells Fargo & Co.	103,573	5,151,721
Zions Bancorporation (a)	1,954	60,535

		19,176,173

BEVERAGES — 1.7%
Beam, Inc.	3,447	287,135
Brown-Forman Corp. (Class B) (a)	1,439	129,064
Dr. Pepper Snapple Group, Inc.	2,263	123,243
Molson Coors Brewing Co. (Class B)	3,328	195,886
PepsiCo, Inc.	13,880	1,158,980
The Coca-Cola Co.	27,750	1,072,815

		2,967,123

BUILDING PRODUCTS — 0.1%
Allegion PLC	1,242	64,795
Masco Corp.	2,775	61,633

		126,428

CAPITAL MARKETS — 2.4%
E*TRADE Financial Corp. (b)	2,494	57,412
Legg Mason, Inc. (a)	2,386	117,010
Morgan Stanley	30,331	945,417
Northern Trust Corp.	4,938	323,735
State Street Corp. (c)	4,366	303,655
The Bank of New York Mellon Corp.	24,729	872,686
The Goldman Sachs Group, Inc.	9,096	1,490,380

		4,110,295

CHEMICALS — 1.8%
Air Products & Chemicals, Inc.	1,930	229,747
Airgas, Inc.	557	59,326
CF Industries Holdings, Inc.	514	133,969
E. I. du Pont de Nemours & Co.	8,540	573,034
International Flavors & Fragrances, Inc.	698	66,778
Praxair, Inc.	2,568	336,331
Sigma-Aldrich Corp.	1,051	98,142
The Dow Chemical Co.	26,228	1,274,419
The Mosaic Co.	7,299	364,950

		3,136,696

COMMERCIAL SERVICES & SUPPLIES — 0.5%
Avery Dennison Corp.	2,227	112,842
Iron Mountain, Inc.	2,198	60,599
Republic Services, Inc.	5,916	202,090
The ADT Corp. (a)	3,847	115,218
Tyco International, Ltd.	4,720	200,128
Waste Management, Inc.	4,196	176,526

		867,403

COMMUNICATIONS EQUIPMENT — 1.8%
Cisco Systems, Inc.	111,395	2,496,362
F5 Networks, Inc. (a)(b)	615	65,577
Harris Corp.	1,114	81,500
Juniper Networks, Inc. (b)	11,068	285,112
Motorola Solutions, Inc.	3,019	194,092

		3,122,643

CONSTRUCTION & ENGINEERING — 0.3%
Fluor Corp.	3,529	274,309
Jacobs Engineering Group, Inc. (b)	2,929	185,992
Quanta Services, Inc. (b)	2,877	106,161

		566,462

CONSTRUCTION MATERIALS — 0.1%
Vulcan Materials Co. (a)	1,610	106,985

CONSUMER FINANCE — 0.5%
Capital One Financial Corp.	12,356	953,389

CONTAINERS & PACKAGING — 0.2%
Ball Corp.	1,646	90,217
Bemis Co., Inc.	2,170	85,151
MeadWestvaco Corp.	3,750	141,150
Owens-Illinois, Inc. (b)	1,439	48,681

		365,199

DISTRIBUTORS — 0.1%
Genuine Parts Co.	1,889	164,060

DIVERSIFIED CONSUMER SERVICES — 0.0% (d)
H&R Block, Inc.	1,977	59,686

DIVERSIFIED FINANCIAL SERVICES — 3.2%
Berkshire Hathaway, Inc. (Class B) (b)	38,938	4,866,082
CME Group, Inc.	6,865	508,078
Leucadia National Corp.	3,660	102,480
The NASDAQ OMX Group, Inc.	2,703	99,849

		5,576,489

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.8%
AT&T, Inc.	112,620	3,949,584
CenturyLink, Inc. (a)	12,764	419,170
Frontier Communications Corp. (a)	22,112	126,038
Verizon Communications, Inc.	42,704	2,031,429

SPDR S&P 500 Value ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Windstream Holdings, Inc. (a)	12,950	$106,708

		6,632,929

ELECTRIC UTILITIES — 3.6%
American Electric Power Co., Inc.	10,433	528,536
Duke Energy Corp.	15,119	1,076,775
Edison International	7,131	403,686
Entergy Corp.	3,872	258,843
Exelon Corp.	18,504	620,994
FirstEnergy Corp.	9,140	311,034
NextEra Energy, Inc.	9,270	886,397
Northeast Utilities (a)	6,761	307,626
Pepco Holdings, Inc. (a)	5,585	114,381
Pinnacle West Capital Corp.	2,383	130,255
PPL Corp.	13,736	455,211
Southern Co. (a)	19,092	838,903
Xcel Energy, Inc. (a)	10,714	325,277

		6,257,918

ELECTRICAL EQUIPMENT — 0.5%
Eaton Corp. PLC	5,834	438,250
Emerson Electric Co.	5,739	383,365
Roper Industries, Inc.	924	123,364

		944,979

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
Corning, Inc.	30,150	627,723
FLIR Systems, Inc.	1,066	38,376
Jabil Circuit, Inc.	4,198	75,564
TE Connectivity, Ltd.	3,653	219,947

		961,610

ENERGY EQUIPMENT & SERVICES — 1.3%
Baker Hughes, Inc.	9,647	627,248
Cameron International Corp. (b)	4,671	288,528
Diamond Offshore Drilling, Inc. (a)	1,505	73,384
Ensco PLC (Class A) (a)	4,966	262,105
Nabors Industries, Ltd.	5,646	139,174
National Oilwell Varco, Inc.	4,661	362,952
Noble Corp. PLC	5,598	183,278
Rowan Cos. PLC (b)	2,568	86,490
Transocean, Ltd. (a)	7,296	301,617

		2,324,776

FOOD & STAPLES RETAILING — 4.2%
Costco Wholesale Corp.	9,427	1,052,807
CVS Caremark Corp.	25,565	1,913,796
Sysco Corp.	12,616	455,816
The Kroger Co.	11,293	492,940
Wal-Mart Stores, Inc.	34,970	2,672,757
Walgreen Co.	9,874	651,980
Whole Foods Market, Inc.	3,081	156,238

		7,396,334

FOOD PRODUCTS — 1.9%
Archer-Daniels-Midland Co.	14,094	611,539
Campbell Soup Co. (a)	2,124	95,325
ConAgra Foods, Inc.	9,073	281,535
General Mills, Inc.	6,176	320,040
Hormel Foods Corp.	1,127	55,527
Kellogg Co. (a)	2,547	159,722
McCormick & Co., Inc.	1,337	95,917
Mondelez International, Inc. (Class A)	36,803	1,271,544
The J.M. Smucker Co.	1,166	113,382
Tyson Foods, Inc. (Class A)	5,798	255,170

		3,259,701

GAS UTILITIES — 0.1%
AGL Resources, Inc.	2,491	121,959

HEALTH CARE EQUIPMENT & SUPPLIES — 1.9%
Abbott Laboratories	33,252	1,280,535
Baxter International, Inc.	5,753	423,306
CareFusion Corp. (b)	2,684	107,950
Covidien PLC	5,197	382,811
DENTSPLY International, Inc.	1,195	55,018
Edwards Lifesciences Corp. (a)(b)	1,129	83,738
Intuitive Surgical, Inc. (b)	308	134,901
Medtronic, Inc.	9,219	567,337
Varian Medical Systems, Inc. (b)	811	68,116
Zimmer Holdings, Inc.	1,249	118,130

		3,221,842

HEALTH CARE PROVIDERS & SERVICES — 3.6%
Aetna, Inc.	7,892	591,663
AmerisourceBergen Corp.	2,659	174,404
Cardinal Health, Inc.	7,280	509,454
DaVita HealthCare Partners, Inc. (b)	1,439	99,075
Express Scripts Holding Co. (b)	16,783	1,260,236
Humana, Inc.	3,365	379,303
Laboratory Corp. of America Holdings (a)(b)	944	92,710
McKesson Corp.	2,737	483,272
Patterson Cos., Inc. (a)	1,753	73,205
Quest Diagnostics, Inc. (a)	3,157	182,853
Tenet Healthcare Corp. (b)	1,281	54,840
UnitedHealth Group, Inc.	21,398	1,754,422
WellPoint, Inc.	6,083	605,563

		6,261,000

HOTELS, RESTAURANTS & LEISURE — 1.1%
Carnival Corp.	9,566	362,169
Darden Restaurants, Inc. (a)	2,745	139,336
International Game Technology	1,908	26,826
Marriott International, Inc. (Class A) (a)	1,940	108,679
McDonald’s Corp.	9,172	899,131
Yum! Brands, Inc.	3,868	291,609

		1,827,750

HOUSEHOLD DURABLES — 0.5%
D.R. Horton, Inc. (a)	6,064	131,286
Garmin, Ltd. (a)	1,498	82,779
Leggett & Platt, Inc. (a)	3,084	100,662
Lennar Corp. (Class A) (a)	1,947	77,140
Newell Rubbermaid, Inc.	2,984	89,222
Pulte Group, Inc. (a)	7,401	142,025
Whirlpool Corp.	1,732	258,865

		881,979

HOUSEHOLD PRODUCTS — 1.9%
Colgate-Palmolive Co.	7,480	485,228
Kimberly-Clark Corp.	3,373	371,873
The Clorox Co. (a)	1,261	110,981
The Procter & Gamble Co.	28,651	2,309,270

		3,277,352

SPDR S&P 500 Value ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.2%
NRG Energy, Inc.	7,081	$225,176
The AES Corp.	13,699	195,622

		420,798

INDUSTRIAL CONGLOMERATES — 3.2%
General Electric Co.	216,965	5,617,224

INSURANCE — 4.7%
ACE, Ltd.	7,320	725,119
Aflac, Inc.	9,874	622,457
American International Group, Inc.	31,606	1,580,616
Assurant, Inc.	1,582	102,767
Cincinnati Financial Corp.	3,255	158,388
Genworth Financial, Inc. (Class A) (b)	10,623	188,346
Hartford Financial Services Group, Inc. (a)	9,805	345,822
Lincoln National Corp.	3,068	155,455
Loews Corp.	6,636	292,316
Marsh & McLennan Cos., Inc.	3,993	196,855
MetLife, Inc.	24,107	1,272,850
Principal Financial Group, Inc.	2,808	129,140
The Allstate Corp.	9,747	551,485
The Chubb Corp.	5,441	485,881
The Progressive Corp.	11,917	288,630
The Travelers Cos., Inc.	7,570	644,207
Unum Group	5,835	206,034
XL Group PLC	5,948	185,875

		8,132,243

INTERNET & CATALOG RETAIL — 0.0% (d)
Expedia, Inc.	998	72,355

INTERNET SOFTWARE & SERVICES — 0.3%
eBay, Inc. (b)	8,222	454,183

IT SERVICES — 2.0%
Accenture PLC (Class A)	6,016	479,595
Computer Sciences Corp.	3,168	192,678
International Business Machines Corp.	11,627	2,238,081
Paychex, Inc.	2,298	97,895
Teradata Corp. (a)(b)	1,749	86,033
The Western Union Co. (a)	4,353	71,215
Xerox Corp.	24,132	272,692

		3,438,189

LEISURE PRODUCTS — 0.1%
Hasbro, Inc. (a)	1,044	58,067
Mattel, Inc.	2,979	119,488

		177,555

LIFE SCIENCES TOOLS & SERVICES — 0.1%
Agilent Technologies, Inc.	2,262	126,491
PerkinElmer, Inc. (a)	1,131	50,963
Waters Corp. (b)	700	75,887

		253,341

MACHINERY — 2.1%
Caterpillar, Inc.	13,727	1,364,052
Cummins, Inc.	1,235	184,003
Deere & Co. (a)	8,027	728,852
Dover Corp.	1,118	91,396
Illinois Tool Works, Inc.	3,915	318,407
Ingersoll-Rand PLC	2,506	143,443
Joy Global, Inc. (a)	2,310	133,980
Pall Corp.	846	75,692
Parker Hannifin Corp.	1,352	161,848
Pentair, Ltd.	1,661	131,784
Snap-On, Inc.	515	58,442
Stanley Black & Decker, Inc.	3,292	267,442
Xylem, Inc.	1,607	58,527

		3,717,868

MEDIA — 1.4%
Cablevision Systems Corp. (Class A) (a)	4,943	83,388
Gannett Co., Inc.	4,865	134,274
McGraw Hill Financial, Inc.	2,405	183,502
The Walt Disney Co.	11,623	930,654
Time Warner, Inc.	8,742	571,115
Twenty-First Century Fox, Inc.	19,024	608,197

		2,511,130

METALS & MINING — 1.1%
Alcoa, Inc.	22,867	294,298
Allegheny Technologies, Inc.	2,343	88,284
Cliffs Natural Resources, Inc. (a)	3,341	68,357
Freeport-McMoRan Copper & Gold, Inc.	22,430	741,760
Newmont Mining Corp.	10,646	249,542
Nucor Corp.	6,852	346,300
United States Steel Corp. (a)	3,212	88,684

		1,877,225

MULTI-UTILITIES — 2.2%
Ameren Corp.	5,407	222,768
CenterPoint Energy, Inc.	9,495	224,936
CMS Energy Corp.	5,880	172,166
Consolidated Edison, Inc.	6,324	339,283
Dominion Resources, Inc.	6,237	442,765
DTE Energy Co.	3,754	278,885
Integrys Energy Group, Inc. (a)	1,756	104,745
NiSource, Inc.	6,795	241,426
PG&E Corp.	9,795	423,144
Public Service Enterprise Group, Inc.	10,863	414,315
SCANA Corp.	3,114	159,810
Sempra Energy	4,918	475,866
TECO Energy, Inc. (a)	4,544	77,930
Wisconsin Energy Corp. (a)	5,038	234,519

		3,812,558

MULTILINE RETAIL — 1.1%
Dollar General Corp. (b)	3,403	188,798
Family Dollar Stores, Inc.	2,056	119,269
Kohl’s Corp.	4,345	246,796
Macy’s, Inc.	7,967	472,363
Nordstrom, Inc. (a)	1,439	89,866
Target Corp.	13,589	822,270

		1,939,362

OIL, GAS & CONSUMABLE FUELS — 13.5%
Anadarko Petroleum Corp.	5,103	432,530
Apache Corp.	8,598	713,204
Chesapeake Energy Corp. (a)	5,569	142,678
Chevron Corp.	41,383	4,920,853
ConocoPhillips	26,478	1,862,727
CONSOL Energy, Inc. (a)	4,823	192,679

SPDR S&P 500 Value ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Denbury Resources, Inc. (a)	7,926	$129,986
Devon Energy Corp.	8,298	555,385
Exxon Mobil Corp.	93,487	9,131,810
Hess Corp.	5,911	489,904
Marathon Oil Corp.	14,971	531,770
Marathon Petroleum Corp.	3,661	318,654
Murphy Oil Corp.	3,732	234,594
Newfield Exploration Co. (b)	1,151	36,095
Occidental Petroleum Corp.	9,383	894,106
ONEOK, Inc.	4,420	261,885
Peabody Energy Corp. (a)	5,680	92,811
Phillips 66	12,856	990,683
QEP Resources, Inc.	3,771	111,018
Southwestern Energy Co. (b)	3,283	151,051
Spectra Energy Corp.	7,584	280,153
Tesoro Corp.	2,878	145,598
The Williams Cos., Inc.	8,100	328,698
Valero Energy Corp.	11,592	615,535

		23,564,407

PAPER & FOREST PRODUCTS — 0.5%
International Paper Co.	9,572	439,164
Weyerhaeuser Co.	12,495	366,728

		805,892

PERSONAL PRODUCTS — 0.0%
Avon Products, Inc.	5,507	80,622

PHARMACEUTICALS — 5.1%
Bristol-Myers Squibb Co.	12,352	641,686
Eli Lilly & Co.	21,281	1,252,600
Forest Laboratories, Inc. (b)	2,407	222,094
Hospira, Inc. (b)	1,941	83,948
Johnson & Johnson	25,128	2,468,323
Merck & Co., Inc.	33,684	1,912,241
Pfizer, Inc.	70,441	2,262,565
Zoetis, Inc.	3,697	106,991

		8,950,448

PROFESSIONAL SERVICES — 0.1%
Nielsen Holdings NV	2,478	110,593

REAL ESTATE INVESTMENT TRUSTS — 1.6%
Apartment Investment & Management Co. (Class A)	1,383	41,794
AvalonBay Communities, Inc.	1,524	200,132
Boston Properties, Inc.	1,693	193,899
Equity Residential	3,846	223,030
General Growth Properties, Inc.	6,589	144,958
HCP, Inc.	9,839	381,655
Health Care REIT, Inc.	1,950	116,220
Host Hotels & Resorts, Inc.	5,677	114,902
Kimco Realty Corp.	4,850	106,118
Plum Creek Timber Co., Inc.	1,651	69,408
ProLogis	4,394	179,407
Public Storage	1,288	217,015
Simon Property Group, Inc.	2,846	466,744
Ventas, Inc.	3,210	194,430
Vornado Realty Trust	1,825	179,872

		2,829,584

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.0% (d)
CBRE Group, Inc. (b)	1,908	52,336

ROAD & RAIL — 0.2%
CSX Corp.	7,803	226,053
Ryder Systems, Inc.	1,178	94,146

		320,199

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.7%
Altera Corp.	4,051	146,808
Analog Devices, Inc.	3,505	186,256
Applied Materials, Inc.	11,403	232,849
Broadcom Corp. (Class A)	11,599	365,136
Intel Corp.	106,978	2,761,102
Lam Research Corp. (b)	1,801	99,055
Linear Technology Corp.	2,208	107,508
LSI Corp.	3,696	40,915
NVIDIA Corp.	6,491	116,254
Texas Instruments, Inc.	9,301	438,542
Xilinx, Inc.	2,600	141,102

		4,635,527

SOFTWARE — 1.0%
CA, Inc.	2,332	72,222
Citrix Systems, Inc. (b)	1,525	87,581
Oracle Corp.	34,760	1,422,031
Symantec Corp.	6,931	138,412

		1,720,246

SPECIALTY RETAIL — 1.2%
AutoNation, Inc. (b)	1,364	72,606
Best Buy Co., Inc. (a)	3,019	79,732
CarMax, Inc. (a)(b)	2,167	101,415
GameStop Corp. (Class A) (a)	1,336	54,909
L Brands, Inc.	1,851	105,081
Lowe’s Cos., Inc.	8,942	437,264
PetSmart, Inc. (a)	1,130	77,846
Staples, Inc. (a)	14,361	162,854
The Gap, Inc.	1,953	78,237
The Home Depot, Inc.	10,584	837,512
Urban Outfitters, Inc. (b)	925	33,735

		2,041,191

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.5%
EMC Corp.	44,229	1,212,317
Hewlett-Packard Co.	41,000	1,326,760
NetApp, Inc.	2,376	87,674

		2,626,751

TEXTILES, APPAREL & LUXURY GOODS — 0.2%
Coach, Inc. (a)	2,365	117,446
PVH Corp.	618	77,108
Ralph Lauren Corp.	514	82,718

		277,272

THRIFTS & MORTGAGE FINANCE — 0.1%
Hudson City Bancorp, Inc.	10,679	104,975
People’s United Financial, Inc. (a)	3,408	50,677

		155,652

TOBACCO — 1.2%
Altria Group, Inc.	20,246	757,808
Philip Morris International, Inc.	15,118	1,237,710

SPDR S&P 500 Value ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Reynolds American, Inc.	3,321	$177,408

		2,172,926

TOTAL COMMON STOCKS —
(Cost $151,370,274)		173,935,339

SHORT TERM INVESTMENTS — 3.9%
MONEY MARKET FUNDS — 3.9%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	6,641,728	6,641,728
State Street Institutional Liquid Reserves Fund 0.08% (f)(g)	226,045	226,045

TOTAL SHORT TERM INVESTMENTS —
(Cost $6,867,773)		6,867,773

TOTAL INVESTMENTS — 103.7% (h)
(Cost $158,238,047)		180,803,112
OTHER ASSETS & LIABILITIES — (3.7)%		(6,417,898)

NET ASSETS — 100.0%		$174,385,214

(a)	A portion of the security was on loan at March 31, 2014.
(b)	Non-income producing security
(c)	Affiliated issuer (See accompanying Notes to Schedules of Investments).
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Investments of cash collateral for securities loaned
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments).
(g)	The rate shown is the annualized seven-day yield at period end.
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (See accompanying Notes to Schedules of Investments).
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.8%
AAR Corp.	788	$20,449
Aerovironment, Inc. (a)	400	16,100
Alliant Techsystems, Inc. (b)	661	93,961
American Science & Engineering, Inc.	155	10,411
API Technologies Corp. (a)(b)	723	2,118
Astronics Corp. (a)	279	17,691
BE Aerospace, Inc. (a)	1,982	172,018
Cubic Corp.	395	20,173
Curtiss-Wright Corp.	948	60,236
DigitalGlobe, Inc. (a)(b)	1,498	43,457
Ducommun, Inc. (a)	245	6,140
Engility Holdings, Inc. (a)	308	13,875
Erickson Air-Crane, Inc. (a)(b)	80	1,545
Esterline Technologies Corp. (a)	633	67,440
Exelis, Inc.	3,791	72,067
GenCorp, Inc. (a)(b)	1,275	23,294
HEICO Corp. (b)	1,318	79,291
Hexcel Corp. (a)	2,083	90,694
Huntington Ingalls Industries, Inc.	1,030	105,328
Innovative Solutions & Support, Inc. (a)(b)	233	1,754
Kratos Defense & Security Solutions, Inc. (a)(b)	965	7,276
LMI Aerospace, Inc. (a)(b)	245	3,454
Moog, Inc. (Class A) (a)	958	62,759
National Presto Industries, Inc.	75	5,853
Orbital Sciences Corp. (a)	1,278	35,656
Sparton Corp. (a)	245	7,174
Spirit Aerosystems Holdings, Inc. (Class A) (a)	2,457	69,263
Taser International, Inc. (a)	1,125	20,576
Teledyne Technologies, Inc. (a)	743	72,316
The Keyw Holding Corp. (a)(b)	630	11,787
TransDigm Group, Inc.	1,088	201,498
Triumph Group, Inc. (b)	1,027	66,324

		1,481,978

AIR FREIGHT & LOGISTICS — 0.2%
Air Transport Services Group, Inc. (a)	1,123	8,815
Atlas Air Worldwide Holdings, Inc. (a)	560	19,751
Echo Global Logistics, Inc. (a)(b)	405	7,420
Forward Air Corp.	638	29,418
HUB Group, Inc. (Class A) (a)(b)	798	31,912
Pacer International, Inc. (a)	710	6,362
Park-Ohio Holdings Corp. (a)	155	8,703
UTI Worldwide, Inc. (b)	1,913	20,259
XPO Logistics, Inc. (a)	1,003	29,498

		162,138

AIRLINES — 1.1%
Alaska Air Group, Inc.	1,423	132,780
Allegiant Travel Co.	320	35,818
American Airlines Group, Inc. (a)	3,997	146,290
Copa Holdings SA (Class A)	720	104,537
Hawaiian Holdings, Inc. (a)	1,118	15,607
JetBlue Airways Corp. (a)(b)	4,949	43,007
Republic Airways Holdings, Inc. (a)	1,033	9,442
SkyWest, Inc.	1,123	14,329
Spirit Airlines, Inc. (a)	1,178	69,973
United Continental Holdings, Inc. (a)	7,265	324,237

		896,020

AUTO COMPONENTS — 1.1%
Allison Transmission Holdings, Inc.	683	20,449
American Axle & Manufacturing Holdings, Inc. (a)	1,438	26,632
Cooper Tire & Rubber Co. (b)	1,360	33,048
Dana Holding Corp.	3,013	70,112
Dorman Products, Inc. (a)(b)	465	27,463
Drew Industries, Inc.	478	25,908
Federal-Mogul Corp. (a)(b)	398	7,447
Fox Factory Holding Corp. (a)(b)	200	3,780
Fuel Systems Solutions, Inc. (a)(b)	325	3,497
Gentex Corp.	2,931	92,414
Gentherm, Inc. (a)	720	24,998
Lear Corp.	1,609	134,705
Modine Manufacturing Co. (a)	1,048	15,353
Remy International, Inc.	325	7,676
Shiloh Industries, Inc. (a)(b)	128	2,271
Spartan Motors, Inc.	718	3,691
Standard Motor Products, Inc.	395	14,129
Stoneridge, Inc. (a)	648	7,277
Superior Industries International, Inc.	475	9,733
Tenneco, Inc. (a)	1,273	73,923
Tower International, Inc. (a)	165	4,491
TRW Automotive Holdings Corp. (a)	2,253	183,890
Visteon Corp. (a)	1,058	93,570

		886,457

AUTOMOBILES — 0.5%
Tesla Motors, Inc. (a)(b)	1,710	356,449
Thor Industries, Inc.	863	52,695
Winnebago Industries, Inc. (a)	550	15,065

		424,209

BANKS — 5.0%
1st Source Corp.	320	10,269
1st United Bancorp, Inc. (b)	640	4,902
Access National Corp.	160	2,594
American National Bankshares, Inc. (b)	160	3,763
Ameris Bancorp (a)	468	10,904
Ames National Corp.	250	5,510
Arrow Financial Corp. (b)	249	6,584
Associated Banc-Corp.	3,430	61,946
Bancfirst Corp.	160	9,061
Banco Latinoamericano de Comercio Exterior SA	643	16,982
Bancorp, Inc. (a)	725	13,637
BancorpSouth, Inc. (b)	1,888	47,124
Bank of Hawaii Corp.	936	56,731
Bank of Kentucky Financial Corp.	165	6,194
Bank of Marin Bancorp (b)	70	3,151
Bank of the Ozarks, Inc.	633	43,082
BankUnited, Inc.	1,361	47,322
Banner Corp.	395	16,278
Bar Harbor Bankshares	80	3,068
BBCN Bancorp, Inc.	1,678	28,761
BNC Bancorp (b)	400	6,932
BOK Financial Corp. (b)	541	37,356
Boston Private Financial Holdings, Inc.	1,673	22,636

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Bridge Bancorp, Inc.	250	$6,678
Bridge Capital Holdings (a)	250	5,940
Bryn Mawr Bank Corp.	328	9,423
C&F Financial Corp.	83	2,751
Camden National Corp. (b)	160	6,592
Capital Bank Financial Corp. (Class A) (a)	463	11,626
Capital City Bank Group, Inc.	235	3,121
CapitalSource, Inc.	3,946	57,572
Cardinal Financial Corp.	638	11,376
Cascade Bancorp (a)(b)	128	717
Cathay General Bancorp	1,678	42,269
Center Bancorp, Inc.	235	4,465
Centerstate Banks, Inc.	640	6,989
Central Pacific Financial Corp.	483	9,757
Century Bancorp, Inc. (Class A) (b)	80	2,729
Chemical Financial Corp.	653	21,190
Chemung Financial Corp. (b)	80	2,170
CIT Group, Inc.	4,121	202,011
Citizens & Northern Corp. (b)	235	4,632
City Holding Co.	315	14,131
City National Corp.	938	73,839
CNB Financial Corp.	235	4,155
CoBiz Financial, Inc.	710	8,179
Columbia Banking System, Inc.	1,023	29,176
Commerce Bancshares, Inc.	1,658	76,964
Community Bank System, Inc. (b)	785	30,631
Community Trust Bancorp, Inc.	325	13,481
CommunityOne Bancorp (a)(b)	245	2,749
ConnectOne Bancorp, Inc. (a)(b)	37	1,812
CU Bancorp (a)(b)	250	4,600
Cullen/Frost Bankers, Inc.	1,093	84,740
Customers Bancorp, Inc. (a)(b)	393	8,202
CVB Financial Corp. (b)	1,908	30,337
Eagle Bancorp, Inc. (a)	480	17,328
East West Bancorp, Inc.	2,857	104,280
Enterprise Bancorp, Inc. (b)	160	3,254
Enterprise Financial Services Corp.	403	8,088
F.N.B. Corp.	3,023	40,508
Farmers Capital Bank Corp. (a)	160	3,594
Fidelity Southern Corp.	337	4,708
Financial Institutions, Inc.	325	7,482
First Bancorp	395	7,505
First Bancorp, Inc.	250	4,075
First BanCorp- Puerto Rico (a)(b)	1,513	8,231
First Busey Corp.	1,513	8,775
First Citizens BancShares, Inc. (Class A)	160	38,520
First Commonwealth Financial Corp. (b)	2,071	18,722
First Community Bancshares, Inc.	405	6,626
First Connecticut Bancorp, Inc. (b)	410	6,421
First Financial Bancorp	1,190	21,396
First Financial Bankshares, Inc. (b)	630	38,928
First Financial Corp.	240	8,083
First Financial Holdings, Inc.	539	33,752
First Horizon National Corp.	4,894	60,392
First Interstate Bancsystem, Inc.	405	11,429
First Merchants Corp.	745	16,122
First Midwest Bancorp, Inc.	1,598	27,294
First NBC Bank Holding Co. (a)	80	2,789
First Niagara Financial Group, Inc.	7,196	68,002
First Republic Bank	2,377	128,334
First Security Group, Inc. (a)(b)	1,365	2,839
FirstMerit Corp.	3,411	71,051
Flushing Financial Corp.	635	13,379
Fulton Financial Corp.	3,970	49,943
German American Bancorp, Inc.	230	6,645
Glacier Bancorp, Inc.	1,413	41,076
Great Southern Bancorp, Inc.	245	7,357
Guaranty Bancorp	320	4,560
Hampton Roads Bankshares, Inc. (a)	719	1,143
Hancock Holding Co.	1,685	61,755
Hanmi Financial Corp.	630	14,679
Heartland Financial USA, Inc. (b)	320	8,637
Heritage Commerce Corp.	490	3,949
Heritage Financial Corp. (b)	320	5,414
Heritage Oaks Bancorp (a)(b)	390	3,151
Home Bancshares, Inc.	958	32,974
Home Federal Bancorp, Inc.	323	5,026
HomeTrust Bancshares, Inc. (a)(b)	490	7,732
Horizon Bancorp (b)	155	3,453
Hudson Valley Holding Corp.	310	5,906
IBERIABANK Corp.	640	44,896
Independent Bank Corp.-Massachusetts (b)	478	18,819
Independent Bank Group, Inc. (b)	80	4,700
International Bancshares Corp.	1,113	27,914
Intervest Bancshares Corp. (a)(b)	405	3,017
Investors Bancorp, Inc.	988	27,308
Lakeland Bancorp, Inc.	640	7,200
Lakeland Financial Corp.	310	12,468
LCNB Corp.	168	2,906
Macatawa Bank Corp.	473	2,384
MainSource Financial Group, Inc.	390	6,669
MB Financial, Inc.	1,103	34,149
Mercantile Bank Corp. (b)	155	3,196
Merchants Bancshares, Inc.	170	5,544
Metro Bancorp, Inc. (a)	325	6,871
Middleburg Financial Corp.	70	1,233
MidSouth Bancorp, Inc. (b)	155	2,609
MidWestOne Financial Group, Inc. (b)	165	4,165
National Bankshares, Inc.	165	6,024
National Penn Bancshares, Inc.	2,473	25,843
NBT Bancorp, Inc.	965	23,604
NewBridge Bancorp (a)	565	4,034
Northrim BanCorp, Inc.	165	4,239
OFG Bancorp	955	16,416
Old National Bancorp (b)	2,158	32,176
OmniAmerican Bancorp, Inc.	240	5,470
Pacific Continental Corp.	405	5,573
Pacific Premier Bancorp, Inc. (a)(b)	311	5,020
PacWest Bancorp (b)	793	34,107
Palmetto Bancshares, Inc. (a)(b)	94	1,324
Park National Corp.	240	18,454
Park Sterling Corp.	960	6,384
Peapack Gladstone Financial Corp.	190	4,180
Penns Woods Bancorp, Inc. (b)	80	3,902
Peoples Bancorp, Inc.	240	5,935
Pinnacle Financial Partners, Inc.	713	26,730
Popular, Inc. (a)	2,092	64,831
Preferred Bank (a)	238	6,178

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

PrivateBancorp, Inc.	1,353	$41,280
Prosperity Bancshares, Inc. (b)	1,249	82,621
Renasant Corp. (b)	664	19,289
Republic Bancorp, Inc. (Class A)	250	5,650
S&T Bancorp, Inc. (b)	640	15,168
S.Y. Bancorp, Inc.	325	10,283
Sandy Spring Bancorp, Inc.	565	14,114
Seacoast Banking Corp. of Florida (a)	321	3,531
Sierra Bancorp	235	3,741
Signature Bank (a)	970	121,822
Simmons First National Corp.	310	11,554
Southside Bancshares, Inc. (b)	405	12,709
Southwest Bancorp, Inc.	395	6,976
State Bank Financial Corp.	630	11,145
Sterling Bancorp	1,764	22,332
Sterling Financial Corp.	718	23,931
Suffolk Bancorp (a)(b)	240	5,352
Sun Bancorp, Inc. (a)(b)	883	2,967
Susquehanna Bancshares, Inc.	3,801	43,293
SVB Financial Group (a)	925	119,121
Synovus Financial Corp.	19,914	67,508
Talmer Bancorp, Inc. (Class A) (a)	400	5,856
Taylor Capital Group, Inc. (a)	408	9,759
TCF Financial Corp.	3,321	55,328
Texas Capital Bancshares, Inc. (a)(b)	880	57,147
The First of Long Island Corp. (b)	158	6,416
The National Bank Holdings Corp. (Class A) (b)	920	18,464
Tompkins Financial Corp. (b)	323	15,814
TowneBank (b)	560	8,686
Trico Bancshares (b)	315	8,168
Tristate Capital Holdings, Inc. (a)(b)	165	2,345
Trustmark Corp. (b)	1,340	33,969
UMB Financial Corp.	725	46,908
Umpqua Holdings Corp.	2,296	42,797
Union First Market Bankshares Corp.	855	21,734
United Bankshares, Inc.	1,332	40,786
United Community Banks, Inc. (a)	870	16,887
Univest Corp. of Pennsylvania	310	6,361
Valley National Bancorp (b)	4,246	44,201
VantageSouth Bancshares, Inc. (a)	256	1,800
ViewPoint Financial Group	785	22,647
Washington Banking Co.	315	5,601
Washington Trust Bancorp, Inc. (b)	323	12,103
Webster Financial Corp.	1,816	56,405
WesBanco, Inc.	560	17,825
West Bancorporation, Inc. (b)	315	4,785
Westamerica Bancorporation (b)	555	30,014
Western Alliance Bancorp (a)	1,503	36,974
Wilshire Bancorp, Inc.	1,268	14,075
Wintrust Financial Corp.	900	43,794
Yadkin Financial Corp. (a)	323	6,915

		4,170,521

BEVERAGES — 0.1%
Boston Beer Co., Inc. (Class A) (a)(b)	183	44,786
Coca-Cola Hellenic Bottling Co.	75	6,374
Craft Brew Alliance, Inc. (a)	245	3,741
National Beverage Corp. (a)	240	4,682

		59,583

BIOTECHNOLOGY — 3.1%
ACADIA Pharmaceuticals, Inc. (a)	1,423	34,622
Acceleron Pharma, Inc. (a)(b)	147	5,072
Achillion Pharmaceuticals, Inc. (a)(b)	2,083	6,853
Acorda Therapeutics, Inc. (a)	883	33,475
Aegerion Pharmaceuticals, Inc. (a)(b)	618	28,502
Agios Pharmaceuticals, Inc. (a)(b)	100	3,915
Alkermes PLC (a)	2,775	122,350
Alnylam Pharmaceuticals, Inc. (a)	1,188	79,762
AMAG Pharmaceuticals, Inc. (a)(b)	485	9,385
Amicus Therapeutics, Inc. (a)	646	1,337
Anacor Pharmaceuticals, Inc. (a)	565	11,306
Arena Pharmaceuticals, Inc. (a)(b)	4,629	29,163
ARIAD Pharmaceuticals, Inc. (a)(b)	4,017	32,377
ArQule, Inc. (a)	1,283	2,630
Array BioPharma, Inc. (a)(b)	2,473	11,623
Auspex Pharmaceuticals, Inc. (a)	200	6,152
AVEO Pharmaceuticals, Inc. (a)(b)	1,123	1,679
BioMarin Pharmaceutical, Inc. (a)	2,868	195,626
Biotime, Inc. (a)	803	2,642
Bluebird Bio, Inc. (a)	100	2,274
Cell Therapeutics, Inc. (a)(b)	2,396	8,146
Celldex Therapeutics, Inc. (a)(b)	1,768	31,241
Cepheid, Inc. (a)(b)	1,361	70,200
Chelsea Therapeutics International, Ltd. (a)(b)	1,440	7,949
ChemoCentryx, Inc. (a)(b)	568	3,766
Chimerix, Inc. (a)	155	3,540
Clovis Oncology, Inc. (a)	393	27,223
Coronado Biosciences, Inc. (a)(b)	480	950
Cubist Pharmaceuticals, Inc. (a)(b)	1,364	99,777
Curis, Inc. (a)(b)	1,668	4,704
Cytokinetics, Inc. (a)(b)	568	5,396
Cytori Therapeutics, Inc. (a)(b)	1,358	3,667
Dendreon Corp. (a)(b)	3,354	10,028
Dicerna Pharmaceuticals, Inc. (a)	100	2,825
Durata Therapeutics, Inc. (a)(b)	230	3,096
Dyax Corp. (a)	2,713	24,363
Dynavax Technologies Corp. (a)(b)	3,916	7,049
Emergent Biosolutions, Inc. (a)(b)	553	13,974
Enanta Pharmaceuticals, Inc. (a)(b)	77	3,079
Enzon Pharmaceuticals, Inc. (b)	800	824
Epizyme, Inc. (a)(b)	170	3,871
Exact Sciences Corp. (a)(b)	1,539	21,808
Exelixis, Inc. (a)(b)	3,914	13,856
Fibrocell Science, Inc. (a)(b)	410	2,144
Five Prime Therapeutics, Inc. (a)	100	1,966
Foundation Medicine, Inc. (a)(b)	200	6,474
Galena Biopharma, Inc. (a)(b)	1,953	4,883
Genomic Health, Inc. (a)(b)	310	8,165
Geron Corp. (a)(b)	2,801	5,826
GlycoMimetics, Inc. (a)	200	3,266
GTx, Inc. (a)(b)	560	857
Halozyme Therapeutics, Inc. (a)(b)	1,923	24,422
Harvard Apparatus Regenerative Technology, Inc. (a)(b)	140	1,270
Hyperion Therapeutics, Inc. (a)(b)	155	3,999
Idenix Pharmaceuticals, Inc. (a)(b)	2,161	13,031
ImmunoGen, Inc. (a)(b)	1,848	27,591
Immunomedics, Inc. (a)(b)	1,608	6,770
Incyte Corp. (a)(b)	2,148	114,961

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Infinity Pharmaceuticals, Inc. (a)(b)	1,043	$12,401
Insmed, Inc. (a)(b)	736	14,013
Insys Therapeutics, Inc. (a)(b)	113	4,661
Intercept Pharmaceuticals, Inc. (a)(b)	165	54,415
InterMune, Inc. (a)(b)	2,063	69,049
Intrexon Corp. (a)(b)	200	5,258
Ironwood Pharmaceuticals, Inc. (a)(b)	2,001	24,652
Isis Pharmaceuticals, Inc. (a)(b)	2,298	99,297
KaloBios Pharmaceuticals, Inc. (a)(b)	188	509
Karyopharm Therapeutics, Inc. (a)	200	6,178
Keryx Biopharmaceuticals, Inc. (a)(b)	1,763	30,042
Kindred Biosciences, Inc. (a)	200	3,706
KYTHERA Biopharmaceuticals, Inc. (a)(b)	245	9,741
Lexicon Pharmaceuticals, Inc. (a)(b)	4,881	8,444
Ligand Pharmaceuticals, Inc. (Class B) (a)(b)	405	27,240
MacroGenics, Inc. (a)	100	2,783
MannKind Corp. (a)(b)	3,203	12,876
Medivation, Inc. (a)(b)	1,586	102,091
MEI Pharma, Inc. (a)(b)	206	2,293
Merrimack Pharmaceuticals, Inc. (a)(b)	1,901	9,581
MiMedx Group, Inc. (a)(b)	1,748	10,715
Momenta Pharmaceuticals, Inc. (a)(b)	1,048	12,209
Myriad Genetics, Inc. (a)(b)	1,473	50,362
Nanosphere, Inc. (a)(b)	875	1,881
Navidea Biopharmaceuticals, Inc. (a)(b)	2,558	4,732
Neurocrine Biosciences, Inc. (a)(b)	1,443	23,232
NewLink Genetics Corp. (a)(b)	410	11,644
Novavax, Inc. (a)(b)	3,676	16,652
NPS Pharmaceuticals, Inc. (a)	2,063	61,746
OncoGenex Pharmaceutical, Inc. (a)(b)	320	3,763
OncoMed Pharmaceuticals, Inc. (a)(b)	100	3,365
Onconova Therapeutics, Inc. (a)(b)	100	634
Ophthotech Corp. (a)(b)	200	7,148
OPKO Health, Inc. (a)(b)	4,038	37,634
Orexigen Therapeutics, Inc. (a)(b)	1,993	12,954
Osiris Therapeutics, Inc. (a)(b)	310	4,070
OvaScience, Inc. (a)(b)	150	1,341
PDL BioPharma, Inc. (b)	2,946	24,481
Peregrine Pharmaceuticals, Inc. (a)(b)	2,929	5,565
Pharmacyclics, Inc. (a)	1,192	119,462
Portola Pharmaceuticals, Inc. (a)(b)	250	6,475
Progenics Pharmaceuticals, Inc. (a)(b)	1,305	5,337
Prothena Corp. PLC (a)(b)	335	12,834
PTC Therapeutics, Inc. (a)	200	5,228
Puma Biotechnology, Inc. (a)	480	49,987
Raptor Pharmaceutical Corp. (a)	1,203	12,030
Receptos, Inc. (a)	170	7,130
Regulus Therapeutics, Inc. (a)(b)	148	1,335
Repligen Corp. (a)(b)	630	8,102
Retrophin, Inc. (a)	400	8,508
Rigel Pharmaceuticals, Inc. (a)	1,833	7,112
Sangamo Biosciences, Inc. (a)(b)	1,213	21,931
Sarepta Therapeutics, Inc. (a)(b)	730	17,542
Seattle Genetics, Inc. (a)(b)	2,016	91,849
SIGA Technologies, Inc. (a)(b)	803	2,489
Spectrum Pharmaceuticals, Inc. (a)(b)	1,278	10,020
Stemline Therapeutics, Inc. (a)(b)	150	3,054
Sunesis Pharmaceuticals, Inc. (a)(b)	725	4,792
Synageva BioPharma Corp. (a)(b)	410	34,018
Synergy Pharmaceuticals, Inc. (a)(b)	1,668	8,857
Synta Pharmaceuticals Corp. (a)(b)	883	3,806
Targacept, Inc. (a)(b)	550	2,613
TESARO, Inc. (a)(b)	230	6,780
Tetraphase Pharmaceuticals, Inc. (a)	240	2,614
TG Therapeutics, Inc. (a)(b)	224	1,546
Theravance, Inc. (a)(b)	1,608	49,752
Threshold Pharmaceuticals, Inc. (a)	1,048	4,988
Trius Therapeutics, Inc. (a)(c)	800	0
Ultragenyx Pharmaceutical, Inc. (a)	100	4,889
United Therapeutics Corp. (a)(b)	905	85,097
Vanda Pharmaceuticals, Inc. (a)	648	10,530
Verastem, Inc. (a)(b)	317	3,420
Vical, Inc. (a)(b)	1,593	2,055
Xencor, Inc. (a)	300	3,519
XOMA Corp. (a)	1,363	7,101
ZIOPHARM Oncology, Inc. (a)(b)	1,440	6,595

		2,644,457

BUILDING PRODUCTS — 0.9%
A.O. Smith Corp.	1,605	73,862
AAON, Inc.	550	15,329
American Woodmark Corp. (a)	245	8,247
Apogee Enterprises, Inc.	545	18,110
Armstrong World Industries, Inc. (a)	484	25,773
Builders FirstSource, Inc. (a)(b)	960	8,746
Continental Building Products, Inc. (a)	300	5,652
Fortune Brands Home & Security, Inc.	3,348	140,884
Gibraltar Industries, Inc. (a)	635	11,983
Griffon Corp.	960	11,462
Insteel Industries, Inc.	405	7,966
Lennox International, Inc.	1,038	94,365
NCI Building Systems, Inc. (a)	490	8,555
Norcraft Cos, Inc. (a)	200	3,386
Nortek, Inc. (a)	150	12,332
Owens Corning	2,460	106,198
Patrick Industries, Inc. (a)	165	7,314
PGT, Inc. (a)	723	8,322
Ply Gem Holdings, Inc. (a)(b)	315	3,978
Quanex Building Products Corp. (b)	800	16,544
Simpson Manufacturing Co., Inc.	783	27,663
Trex Co., Inc. (a)	378	27,655
Universal Forest Products, Inc.	395	21,859
USG Corp. (a)	1,631	53,366

		719,551

CAPITAL MARKETS — 1.9%
Affiliated Managers Group, Inc. (a)	1,078	215,654
Arlington Asset Investment Corp. (Class A) (b)	315	8,341
Artisan Partners Asset Management, Inc.	230	14,778
BGC Partners, Inc. (Class A)	2,718	17,776
Calamos Asset Management, Inc. (Class A)	395	5,107
CIFC Corp. (b)	147	1,197
Cohen & Steers, Inc. (b)	400	15,940
Cowen Group, Inc. (Class A) (a)	2,078	9,164

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Diamond Hill Investment Group, Inc. (b)	85	$11,172
Eaton Vance Corp.	2,464	94,026
Evercore Partners, Inc. (Class A)	630	34,807
FBR & Co. (a)	155	4,004
Federated Investors, Inc. (Class B) (b)	1,922	58,698
Financial Engines, Inc. (b)	1,038	52,710
FXCM, Inc. (Class A) (b)	805	11,890
GAMCO Investors, Inc. (Class A)	170	13,201
GFI Group, Inc.	1,528	5,424
Greenhill & Co., Inc. (b)	550	28,589
HFF, Inc. (Class A)	723	24,300
ICG Group, Inc. (a)	795	16,234
Intl. FCStone, Inc. (a)	325	6,113
Investment Technology Group, Inc. (a)	800	16,160
Janus Capital Group, Inc. (b)	3,196	34,741
JMP Group, Inc.	315	2,240
KCG Holdings, Inc. (Class A) (a)(b)	1,517	18,098
Ladenburg Thalmann Financial Services, Inc. (a)(b)	2,148	6,487
Lazard, Ltd. (Class A)	2,613	123,046
LPL Investment Holdings, Inc.	1,132	59,475
Manning & Napier, Inc.	323	5,417
Marcus & Millichap, Inc. (a)	100	1,784
Oppenheimer Holdings, Inc. (Class A)	245	6,872
Piper Jaffray Co., Inc. (a)	308	14,106
Pzena Investment Management, Inc. (Class A)	240	2,825
Raymond James Financial, Inc.	2,510	140,384
Safeguard Scientifics, Inc. (a)(b)	488	10,824
SEI Investments Co.	2,943	98,914
Silvercrest Asset Management Group, Inc. (Class A)	100	1,829
Stifel Financial Corp. (a)	1,258	62,598
SWS Group, Inc. (a)	645	4,825
TD Ameritrade Holding Corp.	4,751	161,296
Virtus Investment Partners, Inc. (a)(b)	152	26,322
Waddell & Reed Financial, Inc. (Class A)	1,808	133,105
Walter Investment Management Corp. (a)(b)	703	20,970
Westwood Holdings Group, Inc. (b)	163	10,218
WisdomTree Investments, Inc. (a)(b)	2,063	27,067

		1,638,728

CHEMICALS — 2.6%
A. Schulman, Inc.	643	23,315
Advanced Emissions Solutions, Inc. (a)	490	12,025
Albemarle Corp.	1,655	109,925
American Vanguard Corp. (b)	645	13,964
Arabian American Development Co. (a)	395	4,286
Ashland, Inc.	1,614	160,561
Axiall Corp.	1,390	62,439
Balchem Corp.	640	33,357
Cabot Corp.	1,290	76,187
Calgon Carbon Corp. (a)	1,110	24,231
Celanese Corp. (Series A)	3,241	179,908
Chase Corp.	165	5,202
Chemtura Corp. (a)	1,973	49,897
Cytec Industries, Inc.	723	70,572
Ferro Corp. (a)	1,513	20,668
Flotek Industries, Inc. (a)(b)	1,045	29,103
FutureFuel Corp. (b)	485	9,846
H.B. Fuller Co.	1,030	49,728
Hawkins, Inc.	150	5,511
Huntsman Corp.	3,913	95,555
Innophos Holdings, Inc.	483	27,386
Innospec, Inc.	475	21,484
Intrepid Potash, Inc. (a)(b)	1,206	18,645
KMG Chemicals, Inc. (b)	155	2,430
Koppers Holdings, Inc.	390	16,080
Kraton Performance Polymers, Inc. (a)	725	18,952
Kronos Worldwide, Inc. (b)	432	7,206
Landec Corp. (a)	560	6,250
LSB Industries, Inc. (a)(b)	398	14,893
Marrone Bio Innovations, Inc. (a)(b)	200	2,794
Minerals Technologies, Inc.	713	46,031
NewMarket Corp. (b)	194	75,811
Olin Corp. (b)	1,668	46,054
OM Group, Inc.	630	20,929
Omnova Solutions, Inc. (a)	1,048	10,878
Penford Corp. (a)	250	3,590
PolyOne Corp.	2,068	75,813
Quaker Chemical Corp. (b)	230	18,131
Rockwood Holdings, Inc.	1,539	114,502
RPM International, Inc.	2,716	113,637
Sensient Technologies Corp.	1,031	58,159
Stepan Co.	400	25,824
Taminco Corp. (a)	315	6,618
The Scotts Miracle-Gro Co. (Class A)	880	53,926
Tredegar Corp.	568	13,070
Valspar Corp.	1,707	123,109
W.R. Grace & Co. (a)	1,519	150,639
Westlake Chemical Corp.	852	56,385
Zep, Inc.	480	8,496

		2,194,002

COMMERCIAL SERVICES & SUPPLIES — 1.4%
ABM Industries, Inc.	1,108	31,844
ACCO Brands Corp. (a)	2,393	14,741
Acorn Energy, Inc. (b)	403	1,366
ARC Document Solutions, Inc. (a)	798	5,937
Casella Waste Systems, Inc. (Class A) (a)(b)	793	4,052
Ceco Environmental Corp. (b)	291	4,828
Cenveo, Inc. (a)(b)	1,108	3,368
Clean Harbors, Inc. (a)(b)	1,198	65,638
Compx International, Inc.	26	266
Copart, Inc. (a)	2,289	83,297
Courier Corp.	240	3,696
Covanta Holding Corp.	2,107	38,031
Deluxe Corp.	1,028	53,939
EnerNOC, Inc. (a)	560	12,477
Ennis, Inc.	560	9,279
G & K Services, Inc. (Class A)	395	24,162
Healthcare Services Group, Inc. (b)	1,433	41,643
Heritage-Crystal Clean, Inc. (a)(b)	153	2,774
Herman Miller, Inc.	1,185	38,074
HNI Corp.	955	34,915
Innerworkings, Inc. (a)(b)	963	7,377
Interface, Inc.	1,283	26,366
Intersections, Inc. (b)	250	1,475
KAR Auction Services, Inc.	1,547	46,951

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Kimball International, Inc. (Class B)	725	$13,130
Knoll, Inc.	1,038	18,881
McGrath Rentcorp	465	16,256
Mobile Mini, Inc.	795	34,471
MSA Safety, Inc.	548	31,236
Multi-Color Corp. (b)	235	8,225
NL Industries, Inc. (b)	145	1,572
Performant Financial Corp. (a)(b)	480	4,344
Quad Graphics, Inc.	565	13,249
R.R. Donnelley & Sons Co.	3,990	71,421
Rollins, Inc.	1,344	40,643
Schawk, Inc.	328	6,557
SP Plus Corp. (a)	318	8,354
Steelcase, Inc. (Class A)	1,648	27,373
Swisher Hygiene, Inc. (a)	2,386	1,074
Team, Inc. (a)	390	16,715
Tetra Tech, Inc. (a)	1,353	40,035
The Brink’s Co.	943	26,923
The Geo Group, Inc.	1,458	47,006
TRC Cos., Inc. (a)(b)	315	2,095
UniFirst Corp.	320	35,181
United Stationers, Inc. (b)	783	32,158
US Ecology, Inc.	400	14,848
Viad Corp.	390	9,376
Waste Connections, Inc.	2,579	113,115
West Corp. (b)	485	11,606

		1,202,340

COMMUNICATIONS EQUIPMENT — 1.2%
ADTRAN, Inc.	1,183	28,877
Alliance Fiber Optic Products, Inc. (b)	340	4,920
Applied Optoelectronics, Inc. (a)	100	2,467
Arris Group, Inc. (a)	2,371	66,815
Aruba Networks, Inc. (a)(b)	2,288	42,900
Aviat Networks, Inc. (a)(b)	1,273	2,024
Bel Fuse, Inc. (Class B)	245	5,365
Black Box Corp.	315	7,667
Brocade Communications Systems, Inc. (a)	9,047	95,989
CalAmp Corp. (a)	713	19,871
Calix, Inc. (a)	885	7,461
Ciena Corp. (a)(b)	2,151	48,914
CommScope Holding Co., Inc. (a)	800	19,744
Comtech Telecommunications Corp. (b)	310	9,877
Digi International, Inc. (a)	560	5,684
EchoStar Corp. (Class A) (a)	846	40,236
Emulex Corp. (a)	1,613	11,920
Extreme Networks, Inc. (a)	2,003	11,617
Finisar Corp. (a)(b)	1,898	50,316
Harmonic, Inc. (a)	2,019	14,416
Infinera Corp. (a)(b)	2,478	22,500
InterDigital, Inc. (b)	880	29,137
Ixia (a)	1,198	14,975
JDS Uniphase Corp. (a)	4,800	67,200
KVH Industries, Inc. (a)	315	4,145
Netgear, Inc. (a)(b)	793	26,748
Numerex Corp. (Class A) (a)(b)	325	3,552
Oplink Communications, Inc. (a)	398	7,148
Palo Alto Networks, Inc. (a)(b)	667	45,756
Parkervision, Inc. (a)(b)	1,923	9,230
PC-Tel, Inc.	400	3,492
Plantronics, Inc.	868	38,583
Polycom, Inc. (a)	2,753	37,771
Procera Networks, Inc. (a)(b)	390	4,052
Riverbed Technology, Inc. (a)	3,301	65,063
Ruckus Wireless, Inc. (a)(b)	963	11,710
ShoreTel, Inc. (a)	1,285	11,051
Sonus Networks, Inc. (a)	3,939	13,274
Tessco Technologies, Inc. (b)	70	2,615
Ubiquiti Networks, Inc. (a)	233	10,595
ViaSat, Inc. (a)(b)	788	54,404
Westell Technologies, Inc. (Class A) (a)	958	3,535

		983,616

CONSTRUCTION & ENGINEERING — 0.9%
Aecom Technology Corp. (a)	2,092	67,300
Aegion Corp. (a)(b)	790	19,995
Ameresco, Inc. (Class A) (a)(b)	395	2,986
Argan, Inc.	325	9,662
Chicago Bridge & Iron Co. NV	2,056	179,180
Comfort Systems USA, Inc.	800	12,192
Dycom Industries, Inc. (a)	723	22,854
EMCOR Group, Inc.	1,383	64,711
Furmanite Corp. (a)	800	7,856
Granite Construction, Inc. (b)	791	31,585
Great Lakes Dredge & Dock Corp. (a)	1,281	11,695
KBR, Inc.	3,010	80,307
Layne Christensen Co. (a)(b)	395	7,185
Mastec, Inc. (a)(b)	1,178	51,172
MYR Group, Inc. (a)	488	12,356
Northwest Pipe Co. (a)(b)	150	5,424
Orion Marine Group, Inc. (a)	555	6,976
Pike Corp. (a)	560	6,026
Primoris Services Corp.	710	21,286
Sterling Construction Co., Inc. (a)(b)	310	2,688
Tutor Perini Corp. (a)	800	22,936
URS Corp.	1,572	73,978

		720,350

CONSTRUCTION MATERIALS — 0.3%
Eagle Materials, Inc.	996	88,305
Headwaters, Inc. (a)	1,508	19,921
Martin Marietta Materials, Inc.	974	125,013
Texas Industries, Inc. (a)(b)	485	43,466
US Concrete, Inc. (a)(b)	328	7,708

		284,413

CONSUMER FINANCE — 0.3%
Cash America International, Inc. (b)	543	21,025
Consumer Portfolio Services, Inc. (a)(b)	410	2,804
Credit Acceptance Corp. (a)	160	22,744
DFC Global Corp. (a)(b)	883	7,797
Encore Capital Group, Inc. (a)(b)	471	21,525
Ezcorp, Inc. (Class A) (a)	1,123	12,117
First Cash Financial Services, Inc. (a)	545	27,501
Green Dot Corp. (Class A) (a)(b)	560	10,937
Imperial Holdings, Inc. (a)(b)	408	2,346
JGWPT Holdings, Inc. (Class A) (a)(b)	200	3,652
Nelnet, Inc. (Class A)	478	19,550
Nicholas Financial, Inc.	245	3,854

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Portfolio Recovery Associates, Inc. (a)(b)	1,028	$59,480
Regional Management Corp. (a)	70	1,726
Santander Consumer USA Holdings, Inc. (a)	1,800	43,344
Springleaf Holdings, Inc. (a)(b)	500	12,575
The First Marblehead Corp. (a)(b)	190	1,148
World Acceptance Corp. (a)(b)	150	11,262

		285,387

CONTAINERS & PACKAGING — 0.9%
AEP Industries, Inc. (a)	75	2,783
AptarGroup, Inc.	1,359	89,830
Berry Plastics Group, Inc. (a)	1,203	27,850
Crown Holdings, Inc. (a)	2,976	133,146
Graphic Packaging Holding Co. (a)	3,963	40,264
Greif, Inc. (Class A)	668	35,063
Myers Industries, Inc.	650	12,948
Packaging Corp. of America	1,987	139,825
Rock-Tenn Co. (Class A)	1,476	155,821
Silgan Holdings, Inc.	850	42,092
Sonoco Products Co.	2,106	86,388
UFP Technologies, Inc. (a)	70	1,705

		767,715

DISTRIBUTORS — 0.3%
Core-Mark Holding Co., Inc.	240	17,424
LKQ Corp. (a)	6,121	161,289
Pool Corp.	950	58,254
VOXX International Corp. (a)(b)	400	5,472
Weyco Group, Inc.	165	4,458

		246,897

DIVERSIFIED CONSUMER SERVICES — 0.7%
American Public Education, Inc. (a)(b)	305	10,699
Apollo Education Group, Inc. (a)	1,966	67,316
Ascent Capital Group Inc (Class A) (a)(b)	325	24,554
Bridgepoint Education, Inc. (a)(b)	400	5,956
Bright Horizons Family Solutions, Inc. (a)	235	9,191
Capella Education Co. (b)	240	15,156
Career Education Corp. (a)(b)	1,203	8,974
Carriage Services, Inc. (b)	315	5,746
Corinthian Colleges, Inc. (a)(b)	1,673	2,309
DeVry Education Group, Inc. (b)	1,263	53,539
Education Management Corp. (a)(b)	470	2,289
Grand Canyon Education, Inc. (a)	953	44,505
Hillenbrand, Inc.	1,105	35,725
Houghton Mifflin Harcourt Co. (a)(b)	400	8,132
ITT Educational Services, Inc. (a)(b)	475	13,623
JTH Holding, Inc. (Class A) (a)	75	2,080
K12, Inc. (a)(b)	555	12,571
LifeLock, Inc. (a)	1,275	21,815
Lincoln Educational Services Corp. (b)	470	1,772
Matthews International Corp. (Class A)	548	22,364
Regis Corp. (b)	1,045	14,316
Service Corp. International	4,316	85,802
Sotheby’s (b)	1,424	62,015
Steiner Leisure, Ltd. (a)	320	14,800
Strayer Education, Inc. (a)	240	11,143
Universal Technical Institute, Inc.	485	6,281
Weight Watchers International, Inc. (b)	531	10,907

		573,580

DIVERSIFIED FINANCIAL SERVICES — 0.5%
California First National Bancorp (b)	49	752
CBOE Holdings, Inc.	1,768	100,069
Gain Capital Holdings, Inc. (b)	234	2,529
ING US, Inc.	1,570	56,944
Interactive Brokers Group, Inc. (Class A)	948	20,543
MarketAxess Holdings, Inc.	800	47,376
Marlin Business Services Corp.	155	3,226
MSCI, Inc. (Class A) (a)	2,449	105,356
NewStar Financial, Inc. (a)(b)	560	7,762
PHH Corp. (a)(b)	1,193	30,827
Pico Holdings, Inc. (a)	478	12,423
Resource America, Inc. (Class A) (b)	235	2,014

		389,821

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.5%
8x8, Inc. (a)(b)	1,913	20,679
Atlantic Tele-Network, Inc.	150	9,888
Cbeyond, Inc. (a)	555	4,024
Cincinnati Bell, Inc. (a)	4,386	15,175
Cogent Communications Group, Inc.	948	33,682
Consolidated Communications Holdings, Inc. (b)	885	17,709
Fairpoint Communications, Inc. (a)	490	6,664
General Communication, Inc. (Class A) (a)	630	7,188
Hawaiian Telcom Holdco, Inc. (a)(b)	245	6,980
HickoryTech Corp.	325	4,157
IDT Corp. (Class B)	318	5,298
inContact, Inc. (a)(b)	1,113	10,685
Inteliquent, Inc.	725	10,534
Intelsat SA (a)	480	8,986
Iridium Communications, Inc. (a)(b)	1,355	10,176
Level 3 Communications, Inc. (a)	3,509	137,342
Lumos Networks Corp.	313	4,185
magicJack VocalTec, Ltd. (a)(b)	400	8,492
ORBCOMM, Inc. (a)	805	5,514
Premiere Global Services, Inc. (a)	1,043	12,579
Straight Path Communications, Inc. (Class B) (a)(b)	360	2,650
Towerstream Corp. (a)(b)	1,443	3,391
tw telecom, Inc. (a)	2,901	90,685
Vonage Holdings Corp. (a)	3,266	13,946

		450,609

ELECTRIC UTILITIES — 1.2%
ALLETE, Inc. (b)	785	41,150
Cleco Corp.	1,250	63,225
El Paso Electric Co.	785	28,048
Genie Energy, Ltd. (Class B) (a)	230	2,293
Great Plains Energy, Inc.	3,157	85,365
Hawaiian Electric Industries, Inc. (b)	1,980	50,331
IDACORP, Inc. (b)	1,039	57,633
ITC Holdings Corp.	3,182	118,848
MGE Energy, Inc.	712	27,932

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

NRG Yield, Inc. (Class A) (b)	500	$19,765
OGE Energy Corp.	4,038	148,437
Otter Tail Corp. (b)	705	21,707
PNM Resources, Inc.	1,673	45,221
Portland General Electric Co. (b)	1,493	48,284
The Empire District Electric Co.	870	21,158
UIL Holdings Corp. (b)	1,128	41,522
Unitil Corp.	325	10,673
UNS Energy Corp.	878	52,706
Westar Energy, Inc. (b)	2,593	91,170

		975,468

ELECTRICAL EQUIPMENT — 1.0%
Acuity Brands, Inc.	894	118,518
American Superconductor Corp. (a)(b)	960	1,546
AZZ, Inc.	465	20,776
Brady Corp. (Class A)	953	25,874
Capstone Turbine Corp. (a)(b)	6,462	13,764
Encore Wire Corp.	390	18,919
EnerSys (b)	943	65,340
Enphase Energy, Inc. (a)	315	2,318
Franklin Electric Co., Inc.	945	40,181
FuelCell Energy, Inc. (a)(b)	3,346	8,298
Generac Holdings, Inc.	1,009	59,501
General Cable Corp.	1,033	26,455
Global Power Equipment Group, Inc.	410	8,155
GrafTech International, Ltd. (a)(b)	2,473	27,005
Hubbell, Inc. (Class B)	1,233	147,800
LSI Industries, Inc.	485	3,972
Polypore International, Inc. (a)(b)	950	32,499
Powell Industries, Inc.	150	9,720
Power Solutions International, Inc. (a)	68	5,112
PowerSecure International, Inc. (a)	400	9,376
Preformed Line Products Co. (b)	85	5,827
Regal-Beloit Corp.	950	69,074
Revolution Lighting Technologies, Inc. (a)(b)	640	2,016
SolarCity Corp. (a)(b)	485	30,371
The Babcock & Wilcox Co.	2,240	74,368
Thermon Group Holdings, Inc. (a)	555	12,865
Vicor Corp. (a)	405	4,131

		843,781

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.5%
Aeroflex Holding Corp. (a)	395	3,282
Agilysys, Inc. (a)	325	4,355
Anixter International, Inc.	536	54,415
Arrow Electronics, Inc. (a)	2,185	129,702
Audience, Inc. (a)(b)	250	3,125
Avnet, Inc.	2,781	129,400
AVX Corp.	1,031	13,589
Badger Meter, Inc. (b)	325	17,908
Belden, Inc.	865	60,204
Benchmark Electronics, Inc. (a)	1,108	25,096
CDW Corp.	600	16,464
Checkpoint Systems, Inc. (a)	880	11,810
Cognex Corp. (a)	1,736	58,781
Coherent, Inc. (a)	470	30,714
CTS Corp.	720	15,034
Daktronics, Inc.	805	11,584
Dolby Laboratories, Inc. (Class A) (a)(b)	954	42,453
DTS, Inc. (a)(b)	398	7,864
Electro Rent Corp.	400	7,036
Electro Scientific Industries, Inc.	473	4,659
Fabrinet (a)	648	13,459
FARO Technologies, Inc. (a)	310	16,430
FEI Co.	893	91,997
GSI Group, Inc. (a)	638	8,332
II-VI, Inc. (a)	1,123	17,328
Ingram Micro, Inc. (Class A) (a)	3,121	92,257
Insight Enterprises, Inc. (a)	963	24,181
InvenSense, Inc. (a)(b)	1,195	28,286
IPG Photonics Corp. (a)(b)	689	48,974
Itron, Inc. (a)(b)	788	28,006
Kemet Corp. (a)	960	5,578
Knowles Corp. (a)	1,800	56,826
Littelfuse, Inc.	480	44,947
Maxwell Technologies, Inc. (a)(b)	645	8,333
Measurement Specialties, Inc. (a)	313	21,237
Mercury Computer Systems, Inc. (a)	723	9,551
Mesa Laboratories, Inc. (b)	85	7,671
Methode Electronics, Inc. (Class A)	800	24,528
Mettler-Toledo International, Inc. (a)	617	145,415
MTS Systems Corp. (b)	315	21,574
Multi-Fineline Electronix, Inc. (a)	155	1,984
National Instruments Corp.	1,968	56,462
Neonode, Inc. (a)(b)	565	3,215
Newport Corp. (a)	790	16,337
OSI Systems, Inc. (a)(b)	393	23,525
Park Electrochemical Corp. (b)	490	14,636
PC Connection, Inc.	150	3,048
Plexus Corp. (a)	718	28,770
RadiSys Corp. (a)	475	1,705
RealD, Inc. (a)	883	9,863
Richardson Electronics, Ltd.	235	2,529
Rofin-Sinar Technologies, Inc. (a)	648	15,526
Rogers Corp. (a)	310	19,350
Sanmina Corp. (a)	1,753	30,590
Scansource, Inc. (a)	550	22,423
Speed Commerce, Inc. (a)	885	3,221
SYNNEX Corp. (a)	560	33,942
Tech Data Corp. (a)	798	48,646
Trimble Navigation, Ltd. (a)	5,255	204,262
TTM Technologies, Inc. (a)	1,113	9,405
Uni-Pixel, Inc. (a)(b)	245	1,877
Universal Display Corp. (a)(b)	785	25,049
Viasystems Group, Inc. (a)(b)	77	964
Vishay Intertechnology, Inc. (b)	2,791	41,530
Vishay Precision Group, Inc. (a)	235	4,084
Zebra Technologies Corp. (Class A) (a)	1,083	75,171
Zygo Corp. (a)(b)	310	4,709

		2,065,208

ENERGY EQUIPMENT & SERVICES — 2.1%
Atwood Oceanics, Inc. (a)	1,208	60,871
Basic Energy Services, Inc. (a)(b)	640	17,542
Bolt Technology Corp.	155	3,064
Bristow Group, Inc.	705	53,242
C&J Energy Services, Inc. (a)(b)	958	27,935
Cal Dive International, Inc. (a)(b)	2,073	3,524

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

CARBO Ceramics, Inc.	441	$60,854
CHC Group, Ltd. (a)	700	5,173
Dawson Geophysical Co.	155	4,342
Dresser-Rand Group, Inc. (a)	1,535	89,659
Dril-Quip, Inc. (a)	788	88,335
Era Group, Inc. (a)	388	11,372
Exterran Holdings, Inc.	1,188	52,129
Forum Energy Technologies, Inc. (a)	790	24,474
Frank’s International NV	700	17,346
Geospace Technologies Corp. (a)(b)	230	15,219
Gulf Island Fabrication, Inc.	323	6,980
Gulfmark Offshore, Inc. (Class A)	553	24,852
Helix Energy Solutions Group, Inc. (a)	2,170	49,867
Hercules Offshore, Inc. (a)	3,344	15,349
Hornbeck Offshore Services, Inc. (a)(b)	708	29,601
ION Geophysical Corp. (a)(b)	2,786	11,729
Key Energy Services, Inc. (a)	3,283	30,335
Matrix Service Co. (a)	560	18,917
McDermott International, Inc. (a)(b)	4,763	37,247
Mitcham Industries, Inc. (a)	230	3,206
Natural Gas Services Group, Inc. (a)	235	7,083
Newpark Resources, Inc. (a)	1,838	21,045
North Atlantic Drilling, Ltd.	1,500	13,260
Nuverra Environmental Solutions, Inc. (a)(b)	302	6,128
Oceaneering International, Inc.	2,172	156,080
Oil States International, Inc. (a)	1,122	110,629
Parker Drilling Co. (a)	2,561	18,158
Patterson-UTI Energy, Inc.	2,962	93,836
PHI, Inc. (a)(b)	233	10,308
Pioneer Energy Services Corp. (a)	1,368	17,716
RigNet, Inc. (a)	235	12,650
RPC, Inc. (b)	1,299	26,526
SEACOR Holdings, Inc. (a)(b)	391	33,790
Seadrill, Ltd.	7,202	253,222
Superior Energy Services, Inc.	3,245	99,816
Tesco Corp. (a)	638	11,803
Tetra Technologies, Inc. (a)	1,680	21,504
TGC Industries, Inc. (a)	320	1,904
Tidewater, Inc.	1,011	49,155
Unit Corp. (a)	961	62,830
Vantage Drilling Co. (a)(b)	4,319	7,385
Willbros Group, Inc. (a)	885	11,169

		1,809,161

FOOD & STAPLES RETAILING — 0.5%
Casey’s General Stores, Inc. (b)	795	53,734
Fairway Group Holdings Corp. (a)(b)	315	2,407
Ingles Markets, Inc. (Class A)	233	5,550
Natural Grocers by Vitamin Cottage, Inc. (a)(b)	153	6,680
PriceSmart, Inc. (b)	412	41,583
Rite Aid Corp. (a)	14,877	93,279
Roundy’s, Inc. (b)	565	3,887
Spartan Stores, Inc.	765	17,756
Sprouts Farmers Market, Inc. (a)(b)	400	14,412
SUPERVALU, Inc. (a)(b)	4,311	29,487
Susser Holdings Corp. (a)(b)	405	25,300
The Andersons, Inc.	600	35,544
The Chefs’ Warehouse, Inc. (a)(b)	325	6,955
The Fresh Market, Inc. (a)(b)	784	26,342
The Pantry, Inc. (a)	475	7,287
United Natural Foods, Inc. (a)	1,027	72,835
Village Super Market, Inc. (Class A)	165	4,356
Weis Markets, Inc.	240	11,820

		459,214

FOOD PRODUCTS — 1.5%
Alico, Inc. (b)	85	3,205
Annie’s, Inc. (a)(b)	225	9,043
B&G Foods, Inc. (b)	1,113	33,512
Boulder Brands, Inc. (a)(b)	1,280	22,554
Bunge, Ltd.	3,011	239,405
Cal-Maine Foods, Inc.	320	20,090
Calavo Growers, Inc. (b)	235	8,361
Chiquita Brands International, Inc. (a)	950	11,827
Darling International, Inc. (a)	3,166	63,383
Dean Foods Co. (b)	1,966	30,394
Diamond Foods, Inc. (a)	480	16,766
Farmer Brothers Co. (a)	170	3,349
Flowers Foods, Inc.	3,481	74,667
Fresh Del Monte Produce, Inc.	798	22,001
Griffin Land & Nurseries, Inc. (b)	85	2,570
Hain Celestial Group, Inc. (a)	836	76,469
Hillshire Brands Co.	2,550	95,013
Ingredion, Inc.	1,586	107,975
Inventure Foods, Inc. (a)	325	4,543
J&J Snack Foods Corp.	320	30,710
John B Sanfilippo & Son, Inc.	155	3,568
Lancaster Colony Corp.	400	39,768
Lifeway Foods, Inc. (b)	75	1,103
Limoneira Co. (b)	245	5,557
Omega Protein Corp. (a)	395	4,768
Pilgrim’s Pride Corp. (a)	1,275	26,673
Pinnacle Foods, Inc.	720	21,499
Post Holdings, Inc. (a)	825	45,474
Sanderson Farms, Inc. (b)	475	37,283
Seaboard Corp. (a)	6	15,729
Seneca Foods Corp. (Class A) (a)	155	4,879
Snyders-Lance, Inc. (b)	945	26,640
Tootsie Roll Industries, Inc. (b)	407	12,181
TreeHouse Foods, Inc. (a)	705	50,753
WhiteWave Foods Co. (Class A) (a)	2,854	81,453

		1,253,165

GAS UTILITIES — 0.9%
Atmos Energy Corp.	1,888	88,981
Chesapeake Utilities Corp.	150	9,474
Delta Natural Gas Co., Inc. (b)	165	3,419
National Fuel Gas Co.	1,537	107,651
New Jersey Resources Corp. (b)	875	43,575
Northwest Natural Gas Co. (b)	555	24,425
ONE Gas, Inc. (a)	1,100	39,523
Piedmont Natural Gas Co., Inc.	1,537	54,394
Questar Corp.	3,600	85,608
South Jersey Industries, Inc. (b)	630	35,337
Southwest Gas Corp.	948	50,671
The Laclede Group, Inc.	625	29,469
UGI Corp.	2,382	108,643
WGL Holdings, Inc.	1,094	43,826

		724,996

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

HEALTH CARE EQUIPMENT & SUPPLIES — 2.4%
Abaxis, Inc. (a)(b)	480	$18,662
ABIOMED, Inc. (a)(b)	793	20,650
Accuray, Inc. (a)(b)	1,603	15,389
Alere, Inc. (a)(b)	1,663	57,124
Align Technology, Inc. (a)	1,508	78,099
Alphatec Holdings, Inc. (a)	1,368	2,052
Analogic Corp.	235	19,296
AngioDynamics, Inc. (a)	568	8,946
Anika Therapeutics, Inc. (a)	235	9,659
Antares Pharma, Inc. (a)	2,391	8,369
ArthroCare Corp. (a)	550	26,505
AtriCure, Inc. (a)	488	9,179
Atrion Corp. (b)	32	9,796
Biolase, Inc. (a)(b)	638	1,538
Cantel Medical Corp.	624	21,041
Cardiovascular Systems, Inc. (a)	488	15,514
Cerus Corp. (a)	1,523	7,310
CONMED Corp.	550	23,898
CryoLife, Inc.	553	5,508
Cutera, Inc. (a)	320	3,581
Cyberonics, Inc. (a)(b)	548	35,757
Cynosure, Inc. (Class A) (a)	398	11,661
Derma Sciences, Inc. (a)	325	4,121
DexCom, Inc. (a)	1,418	58,648
Endologix, Inc. (a)(b)	1,363	17,542
Exactech, Inc. (a)	250	5,640
GenMark Diagnostics, Inc. (a)(b)	645	6,411
Globus Medical, Inc. (Class A) (a)	1,108	29,462
Greatbatch, Inc. (a)	470	21,582
Haemonetics Corp. (a)	1,025	33,405
HealthStream, Inc. (a)	388	10,360
HeartWare International, Inc. (a)(b)	313	29,353
Hill-Rom Holdings, Inc.	1,180	45,477
Hologic, Inc. (a)	5,515	118,573
ICU Medical, Inc. (a)	230	13,772
IDEXX Laboratories, Inc. (a)	1,112	134,997
Insulet Corp. (a)(b)	1,113	52,778
Integra LifeSciences Holdings Corp. (a)	493	22,673
Invacare Corp.	728	13,883
LDR Holding Corp. (a)	181	6,214
Masimo Corp. (a)(b)	1,038	28,348
Medical Action Industries, Inc. (a)	320	2,230
Meridian Bioscience, Inc. (b)	878	19,132
Merit Medical Systems, Inc. (a)(b)	871	12,455
Natus Medical, Inc. (a)	638	16,460
Neogen Corp. (a)	755	33,937
NuVasive, Inc. (a)	863	33,148
NxStage Medical, Inc. (a)	1,280	16,307
OraSure Technologies, Inc. (a)(b)	1,203	9,588
Orthofix International NV (a)	395	11,909
Oxford Immunotec Global PLC (a)	196	3,934
PhotoMedex, Inc. (a)(b)	325	5,145
Quidel Corp. (a)(b)	550	15,015
ResMed, Inc. (b)	2,957	132,148
Rockwell Medical, Inc. (a)(b)	790	10,001
RTI Surgical, Inc. (a)	1,198	4,888
Sirona Dental Systems, Inc. (a)(b)	1,119	83,556
Spectranetics Corp. (a)	883	26,764
Staar Surgical Co. (a)	803	15,096
STERIS Corp.	1,152	55,008
SurModics, Inc. (a)	318	7,187
Symmetry Medical, Inc. (a)	800	8,048
Tandem Diabetes Care, Inc. (a)(b)	200	4,418
TearLab Corp. (a)(b)	563	3,806
Teleflex, Inc.	885	94,907
The Cooper Cos., Inc.	1,008	138,459
Thoratec Corp. (a)	1,193	42,721
Tornier NV (a)	560	11,883
Unilife Corp. (a)(b)	1,908	7,766
Utah Medical Products, Inc. (b)	80	4,626
Vascular Solutions, Inc. (a)	310	8,119
Volcano Corp. (a)(b)	1,108	21,839
West Pharmaceutical Services, Inc.	1,430	62,992
Wright Medical Group, Inc. (a)	883	27,435
Zeltiq Aesthetics, Inc. (a)	405	7,942

		2,021,642

HEALTH CARE PROVIDERS & SERVICES — 3.0%
Acadia Healthcare Co., Inc. (a)(b)	710	32,035
Addus HomeCare Corp. (a)(b)	70	1,614
Air Methods Corp. (a)(b)	788	42,103
Alliance HealthCare Services, Inc. (a)	75	2,515
Almost Family, Inc. (a)	155	3,581
Amedisys, Inc. (a)(b)	630	9,381
AMN Healthcare Services, Inc. (a)	953	13,094
AmSurg Corp. (a)	628	29,566
athenahealth, Inc. (a)(b)	761	121,943
Bio-Reference Laboratories, Inc. (a)(b)	470	13,010
BioScrip, Inc. (a)(b)	1,288	8,990
Brookdale Senior Living, Inc. (a)	1,977	66,249
Capital Senior Living Corp. (a)	645	16,764
Catamaran Corp. (a)	4,196	187,813
Centene Corp. (a)	1,108	68,973
Chemed Corp. (b)	400	35,780
Chindex International, Inc. (a)(b)	235	4,484
Community Health Systems, Inc. (a)	2,320	90,874
Corvel Corp. (a)	240	11,942
Cross Country Healthcare, Inc. (a)	555	4,479
Emeritus Corp. (a)	885	27,824
Envision Healthcare Holdings, Inc. (a)	1,000	33,830
ExamWorks Group, Inc. (a)	638	22,336
Five Star Quality Care, Inc. (a)	870	4,228
Gentiva Health Services, Inc. (a)	633	5,773
Hanger, Inc. (a)	715	24,081
HCA Holdings, Inc. (a)	5,464	286,860
Health Net, Inc. (a)	1,656	56,321
HealthSouth Corp.	1,733	62,267
Healthways, Inc. (a)(b)	713	12,221
Henry Schein, Inc. (a)	1,798	214,627
HMS Holdings Corp. (a)(b)	1,866	35,547
IPC The Hospitalist Co. (a)	310	15,215
Kindred Healthcare, Inc.	1,110	25,996
Landauer, Inc. (b)	150	6,799
LHC Group, Inc. (a)	235	5,184
LifePoint Hospitals, Inc. (a)	1,004	54,768
Magellan Health Services, Inc. (a)	555	32,939
MEDNAX, Inc. (a)	2,064	127,927
Molina Healthcare, Inc. (a)(b)	548	20,583
MWI Veterinary Supply, Inc. (a)	284	44,196
National Healthcare Corp. (b)	241	13,441

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

National Research Corp. (Class A) (a)(b)	248	$4,114
Omnicare, Inc.	2,136	127,455
Owens & Minor, Inc. (b)	1,247	43,682
PharMerica Corp. (a)	640	17,907
Premier, Inc. (Class A) (a)	700	23,065
Select Medical Holdings Corp.	1,040	12,948
Skilled Healthcare Group, Inc. (Class A) (a)	395	2,082
Surgical Care Affiliates, Inc. (a)(b)	200	6,150
Team Health Holdings, Inc. (a)	1,359	60,815
The Ensign Group, Inc.	395	17,238
The Providence Service Corp. (a)	245	6,929
Triple-S Management Corp. (Class B) (a)	473	7,634
Universal American Corp.	795	5,621
Universal Health Services, Inc. (Class B)	1,888	154,948
US Physical Therapy, Inc.	235	8,124
USMD Holdings, Inc. (a)(b)	24	306
VCA Antech, Inc. (a)	1,821	58,691
WellCare Health Plans, Inc. (a)	871	55,326

		2,511,188

HEALTH CARE TECHNOLOGY — 0.3%
Allscripts Healthcare Solutions, Inc. (a)(b)	3,646	65,737
Computer Programs and Systems, Inc.	240	15,504
MedAssets, Inc. (a)	1,273	31,456
Medidata Solutions, Inc. (a)(b)	1,116	60,644
Merge Healthcare, Inc. (a)(b)	1,350	3,294
Omnicell, Inc. (a)	715	20,463
Veeva Systems, Inc. (Class A) (a)(b)	300	8,010
Vocera Communications, Inc. (a)(b)	483	7,887

		212,995

HOTELS, RESTAURANTS & LEISURE — 3.3%
ARAMARK Holdings Corp.	900	26,028
Bally Technologies, Inc. (a)	794	52,618
Biglari Holdings, Inc. (a)	30	14,625
BJ’s Restaurants, Inc. (a)(b)	468	15,308
Bloomin’ Brands, Inc. (a)	1,203	28,992
Bob Evans Farms, Inc. (b)	550	27,516
Boyd Gaming Corp. (a)(b)	1,498	19,774
Bravo Brio Restaurant Group, Inc. (a)	395	5,573
Brinker International, Inc. (b)	1,341	70,335
Buffalo Wild Wings, Inc. (a)	400	59,560
Burger King Worldwide, Inc.	2,041	54,189
Caesars Entertainment Corp. (a)	798	15,170
Carrols Restaurant Group, Inc. (a)(b)	473	3,391
Choice Hotels International, Inc. (b)	547	25,162
Churchill Downs, Inc.	325	29,672
Chuy’s Holdings, Inc. (a)(b)	313	13,503
ClubCorp Holdings, Inc.	400	7,560
Cracker Barrel Old Country Store, Inc.	395	38,410
Del Frisco’s Restaurant Group, Inc. (a)(b)	243	6,780
Denny’s Corp. (a)	1,908	12,268
Diamond Resorts International, Inc. (a)	400	6,780
DineEquity, Inc.	310	24,202
Diversified Restaurant Holdings, Inc. (a)(b)	243	1,215
Domino’s Pizza, Inc.	1,198	92,210
Dunkin’ Brands Group, Inc. (b)	2,164	108,590
Einstein Noah Restaurant Group, Inc.	165	2,716
Fiesta Restaurant Group, Inc. (a)	497	22,658
Hilton Worldwide Holdings, Inc. (a)	2,800	62,272
Hyatt Hotels Corp. (Class A) (a)(b)	954	51,335
Ignite Restaurant Group, Inc. (a)(b)	160	2,251
International Speedway Corp. (Class A)	550	18,695
Interval Leisure Group, Inc.	790	20,651
Intrawest Resorts Holdings, Inc. (a)	400	5,216
Isle of Capri Casinos, Inc. (a)	485	3,720
Jack in the Box, Inc. (a)	847	49,922
Jamba, Inc. (a)(b)	310	3,718
Krispy Kreme Doughnuts, Inc. (a)(b)	1,348	23,900
Las Vegas Sands Corp.	7,979	644,544
Life Time Fitness, Inc. (a)(b)	870	41,847
Luby’s, Inc. (a)	393	2,421
Marcus Corp.	400	6,680
Marriott Vacations Worldwide Corp. (a)	545	30,471
MGM Resorts International (a)	7,590	196,277
Monarch Casino & Resort, Inc. (a)	155	2,872
Morgans Hotel Group Co. (a)(b)	558	4,486
Multimedia Games Holding Co., Inc. (a)(b)	645	18,731
Nathan’s Famous, Inc. (a)(b)	85	4,164
Noodles & Co. (a)(b)	100	3,947
Norwegian Cruise Line Holdings, Ltd. (a)	555	17,910
Orient-Express Hotels, Ltd. (Class A) (a)	1,888	27,206
Panera Bread Co. (Class A) (a)(b)	572	100,941
Papa John’s International, Inc.	630	32,829
Penn National Gaming, Inc. (a)	1,479	18,221
Pinnacle Entertainment, Inc. (a)	1,188	28,156
Popeyes Louisiana Kitchen, Inc. (a)	468	19,020
Potbelly Corp. (a)(b)	200	3,574
Red Robin Gourmet Burgers, Inc. (a)	325	23,296
Royal Caribbean Cruises, Ltd.	3,321	181,194
Ruby Tuesday, Inc. (a)(b)	1,273	7,142
Ruth’s Hospitality Group, Inc.	808	9,769
Scientific Games Corp. (Class A) (a)	1,043	14,320
SeaWorld Entertainment, Inc.	679	20,526
Six Flags Entertainment Corp. (b)	1,355	54,403
Sonic Corp. (a)	1,198	27,302
Speedway Motorsports, Inc.	238	4,458
Texas Roadhouse, Inc.	1,265	32,991
The Cheesecake Factory, Inc. (b)	1,113	53,012
The Wendy’s Co. (b)	5,213	47,543
Town Sports International Holdings, Inc.	470	3,990
Vail Resorts, Inc. (b)	708	49,348

		2,760,076

HOUSEHOLD DURABLES — 1.1%
Bassett Furniture Industries, Inc.	240	3,564
Beazer Homes USA, Inc. (a)(b)	565	11,345
Blyth, Inc. (b)	150	1,610
Cavco Industries, Inc. (a)	163	12,787
CSS Industries, Inc.	155	4,185
Ethan Allen Interiors, Inc.	563	14,328

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

EveryWare Global, Inc. (a)(b)	248	$1,131
Flexsteel Industries, Inc. (b)	75	2,822
Helen of Troy, Ltd. (a)	630	43,615
Hooker Furniture Corp. (b)	243	3,805
Hovnanian Enterprises, Inc. (Class A) (a)(b)	2,393	11,319
Installed Building Products, Inc. (a)	200	2,790
iRobot Corp. (a)(b)	550	22,577
Jarden Corp. (a)	2,655	158,849
KB Home (b)	1,753	29,783
La-Z-Boy, Inc.	1,120	30,352
LGI Homes, Inc. (a)	200	3,450
Libbey, Inc. (a)(b)	488	12,688
Lifetime Brands, Inc.	245	4,376
M.D.C. Holdings, Inc. (b)	790	22,341
M/I Homes, Inc. (a)	570	12,779
Meritage Homes Corp. (a)	834	34,928
NACCO Industries, Inc. (Class A)	75	4,066
NVR, Inc. (a)	96	110,112
Skullcandy, Inc. (a)(b)	405	3,718
Standard Pacific Corp. (a)(b)	3,106	25,811
Taylor Morrison Home Corp. (Class A) (a)	672	15,792
Tempur Sealy International, Inc. (a)	1,206	61,108
The New Home Co., Inc. (a)	200	2,848
The Ryland Group, Inc. (b)	953	38,053
Toll Brothers, Inc. (a)	3,621	129,994
TRI Pointe Homes, Inc. (a)	320	5,194
Tupperware Brands Corp. (b)	1,092	91,466
UCP, Inc. (Class A) (a)	200	3,012
Universal Electronics, Inc. (a)	320	12,285
WCI Communities, Inc. (a)(b)	100	1,976
William Lyon Homes (Class A) (a)(b)	325	8,973
Zagg, Inc. (a)	635	2,934

		962,766

HOUSEHOLD PRODUCTS — 0.5%
Central Garden & Pet Co. (Class A) (a)(b)	875	7,236
Church & Dwight Co., Inc.	2,856	197,264
Energizer Holdings, Inc.	1,283	129,249
Harbinger Group, Inc. (a)	723	8,842
Oil-Dri Corp. of America (b)	75	2,591
Orchids Paper Products Co.	170	5,202
Spectrum Brands Holdings, Inc.	485	38,654
WD-40 Co.	315	24,435

		413,473

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.3%
Atlantic Power Corp. (b)	2,558	7,418
Calpine Corp. (a)	7,480	156,407
Dynegy, Inc. (a)	2,063	51,451
Ormat Technologies, Inc.	405	12,154
Pattern Energy Group, Inc.	400	10,852

		238,282

INDUSTRIAL CONGLOMERATES — 0.2%
Carlisle Cos., Inc.	1,350	107,109
Raven Industries, Inc. (b)	705	23,089

		130,198

INSURANCE — 4.1%
Alleghany Corp. (a)	343	139,731
Allied World Assurance Company Holdings, Ltd.	711	73,368
Ambac Financial Group, Inc. (a)(b)	958	29,727
American Equity Investment Life Holding Co. (b)	1,358	32,076
American Financial Group, Inc.	1,583	91,355
American National Insurance Co.	179	20,236
AMERISAFE, Inc.	400	17,564
Amtrust Financial Services, Inc. (b)	614	23,093
Arch Capital Group, Ltd. (a)	2,770	159,386
Argo Group International Holdings, Ltd.	555	25,474
Arthur J. Gallagher & Co.	2,559	121,757
Aspen Insurance Holdings, Ltd.	1,316	52,245
Assured Guaranty, Ltd.	3,451	87,379
Axis Capital Holdings, Ltd.	2,263	103,759
Baldwin & Lyons, Inc. (Class B)	150	3,943
Blue Capital Reinsurance Holdings, Ltd. (a)	100	1,739
Brown & Brown, Inc.	2,355	72,440
Citizens, Inc. (a)(b)	968	7,163
CNA Financial Corp.	560	23,923
CNO Financial Group, Inc.	4,504	81,522
Crawford & Co. (Class B) (b)	560	6,110
Donegal Group, Inc. (Class A)	160	2,333
eHealth, Inc. (a)	395	20,066
EMC Insurance Group, Inc.	75	2,665
Employers Holdings, Inc.	635	12,846
Endurance Specialty Holdings, Ltd.	870	46,832
Enstar Group, Ltd. (a)	202	27,535
Erie Indemnity Co. (Class A)	489	34,113
Everest Re Group, Ltd.	933	142,796
FBL Financial Group, Inc. (Class A)	153	6,628
Fidelity & Guaranty Life	200	4,720
Fidelity National Financial, Inc. (Class A)	5,640	177,322
First American Financial Corp.	2,153	57,162
Fortegra Financial Corp. (a)(b)	136	956
Global Indemnity PLC (a)	150	3,951
Greenlight Capital Re, Ltd. (Class A) (a)	550	18,040
Hallmark Financial Services, Inc. (a)(b)	325	2,701
HCC Insurance Holdings, Inc.	2,105	95,756
HCI Group, Inc. (b)	150	5,460
Health Insurance Innovations, Inc. (Class A) (a)(b)	98	1,013
Hilltop Holdings, Inc. (a)	1,268	30,166
Horace Mann Educators Corp.	788	22,852
Independence Holding Co. (b)	158	2,120
Infinity Property & Casualty Corp.	240	16,231
Investors Title Co. (b)	30	2,277
Kansas City Life Insurance Co. (b)	80	3,856
Kemper Corp.	945	37,016
Maiden Holdings, Ltd. (b)	1,033	12,892
Markel Corp. (a)	281	167,504
MBIA, Inc. (a)	3,039	42,516
Meadowbrook Insurance Group, Inc. (b)	1,033	6,022

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Mercury General Corp.	571	$25,741
Montpelier Re Holdings, Ltd. (b)	853	25,385
National Interstate Corp. (b)	165	4,424
National Western Life Insurance Co. (Class A)	47	11,491
Old Republic International Corp.	5,326	87,346
OneBeacon Insurance Group, Ltd. (Class A)	480	7,421
PartnerRe, Ltd.	1,120	115,920
Platinum Underwriters Holdings, Ltd.	534	32,093
Primerica, Inc.	1,195	56,296
ProAssurance Corp.	1,272	56,642
Protective Life Corp.	1,620	85,196
Reinsurance Group of America, Inc.	1,457	116,021
RenaissanceRe Holdings, Ltd. (b)	903	88,133
RLI Corp.	870	38,489
Safety Insurance Group, Inc.	230	12,385
Selective Insurance Group, Inc.	1,103	25,722
StanCorp Financial Group, Inc.	937	62,592
State Auto Financial Corp.	320	6,819
Stewart Information Services Corp. (b)	485	17,038
Symetra Financial Corp.	1,663	32,961
The Hanover Insurance Group, Inc.	865	53,146
The Navigators Group, Inc. (a)	245	15,041
The Phoenix Cos., Inc. (a)	70	3,623
Third Point Reinsurance, Ltd. (a)	500	7,925
Tower Group International, Ltd.	1,193	3,221
United Fire Group, Inc.	390	11,836
Universal Insurance Holdings, Inc.	643	8,166
Validus Holdings, Ltd.	1,885	71,083
W.R. Berkley Corp.	2,060	85,737
White Mountains Insurance Group, Ltd.	128	76,787

		3,425,017

INTERNET & CATALOG RETAIL — 0.8%
1-800-FLOWERS.COM, Inc. (Class A) (a)	560	3,153
Blue Nile, Inc. (a)(b)	235	8,178
FTD Cos., Inc. (a)(b)	400	12,724
Groupon, Inc. (a)(b)	8,589	67,338
HomeAway, Inc. (a)	1,216	45,807
HSN, Inc.	645	38,526
Liberty Interactive Corp. (Class A) (a)	10,258	296,148
Liberty Ventures, (Series A) (a)	763	99,442
NutriSystem, Inc.	645	9,720
Orbitz Worldwide, Inc. (a)	470	3,685
Overstock.com, Inc. (a)	240	4,728
PetMed Express, Inc. (b)	391	5,243
RetailMeNot, Inc. (a)	200	6,400
Shutterfly, Inc. (a)(b)	795	33,931
ValueVision Media, Inc. (Class A) (a)	790	3,839
Vitacost.com, Inc. (a)(b)	481	3,410
zulily, Inc. (Class A) (a)(b)	300	15,057

		657,329

INTERNET SOFTWARE & SERVICES — 2.3%
Angie’s List, Inc. (a)(b)	873	10,633
AOL, Inc. (a)	1,607	70,338
Bankrate, Inc. (a)	953	16,144
Bazaarvoice, Inc. (a)	1,043	7,614
Benefitfocus, Inc. (a)(b)	100	4,697
Blucora, Inc. (a)(b)	880	17,327
Brightcove, Inc. (a)	550	5,407
Carbonite, Inc. (a)(b)	235	2,395
Care.com, Inc. (a)	100	1,655
ChannelAdvisor Corp. (a)(b)	170	6,416
Chegg, Inc. (a)	300	2,100
comScore, Inc. (a)	708	23,215
Constant Contact, Inc. (a)	635	15,532
Conversant, Inc. (a)(b)	1,393	39,213
Cornerstone OnDemand, Inc. (a)(b)	783	37,482
CoStar Group, Inc. (a)	587	109,616
Cvent, Inc. (a)(b)	100	3,615
Dealertrack Technologies, Inc. (a)	866	42,599
Demand Media, Inc. (a)(b)	805	3,904
Demandware, Inc. (a)	415	26,585
Dice Holdings, Inc. (a)(b)	883	6,587
Digital River, Inc. (a)	710	12,375
E2open, Inc. (a)	320	7,542
EarthLink Holdings Corp.	2,148	7,754
eGain Corp. (a)(b)	230	1,624
Endurance International Group Holdings, Inc. (a)(b)	400	5,204
Envestnet, Inc. (a)	480	19,286
Equinix, Inc. (a)(b)	1,019	188,352
Global Eagle Entertainment, Inc. (a)	485	7,653
Gogo, Inc. (a)(b)	200	4,108
IAC/InterActiveCorp.	1,514	108,085
Internap Network Services Corp. (a)(b)	1,113	7,880
IntraLinks Holdings, Inc. (a)	795	8,133
j2 Global, Inc. (b)	953	47,698
Limelight Networks, Inc. (a)	1,113	2,426
LinkedIn Corp. (Class A) (a)	1,978	365,811
Liquidity Services, Inc. (a)(b)	565	14,718
LivePerson, Inc. (a)(b)	1,205	14,544
LogMeIn, Inc. (a)(b)	470	21,098
Marchex, Inc. (Class B)	480	5,045
Marin Software, Inc. (a)(b)	150	1,586
Marketo, Inc. (a)(b)	163	5,325
Millennial Media, Inc. (a)(b)	710	4,913
Monster Worldwide, Inc. (a)	2,071	15,491
Move, Inc. (a)	885	10,231
Net Element International, Inc. (a)(b)	49	170
NIC, Inc.	1,353	26,127
OpenTable, Inc. (a)	478	36,773
Pandora Media, Inc. (a)	2,908	88,171
Perficient, Inc. (a)	720	13,046
QuinStreet, Inc. (a)	628	4,170
Rackspace Hosting, Inc. (a)(b)	2,293	75,256
RealNetworks, Inc. (a)	480	3,638
Reis, Inc. (a)(b)	155	2,798
Rocket Fuel, Inc. (a)(b)	100	4,288
SciQuest, Inc. (a)(b)	478	12,913
Shutterstock, Inc. (a)(b)	160	11,618
Spark Networks, Inc. (a)(b)	405	2,118
SPS Commerce, Inc. (a)	320	19,664
Stamps.com, Inc. (a)	230	7,719
support.com, Inc. (a)	1,030	2,627
TechTarget, Inc. (a)(b)	302	2,177
Textura Corp. (a)(b)	100	2,521
Travelzoo, Inc. (a)(b)	158	3,618

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Trulia, Inc. (a)(b)	543	$18,028
Twitter, Inc. (a)(b)	1,700	79,339
United Online, Inc.	286	3,306
Unwired Planet, Inc. (a)(b)	1,908	4,140
VistaPrint NV (a)	625	30,763
Vocus, Inc. (a)(b)	400	5,332
Web.com Group, Inc. (a)	875	29,776
WebMD Health Corp. (a)(b)	608	25,171
Wix.com, Ltd. (a)	200	4,594
XO Group, Inc. (a)	555	5,628
Xoom Corp. (a)	160	3,123
Yelp, Inc. (a)	640	49,235
Zillow, Inc. (Class A) (a)(b)	490	43,169
Zix Corp. (a)(b)	1,268	5,250

		1,966,222

IT SERVICES — 2.3%
Acxiom Corp. (a)	1,503	51,696
Amdocs, Ltd.	3,352	155,734
Blackhawk Network Holdings, Inc. (a)(b)	240	5,854
Booz Allen Hamilton Holding Corp.	675	14,850
Broadridge Financial Solutions, Inc.	2,431	90,287
CACI International, Inc. (Class A) (a)(b)	475	35,055
Cardtronics, Inc. (a)	860	33,411
Cass Information Systems, Inc.	245	12,632
CIBER, Inc. (a)	1,600	7,328
Computer Task Group, Inc. (b)	315	5,352
Convergys Corp.	2,138	46,844
CoreLogic, Inc. (a)	1,988	59,720
CSG Systems International, Inc.	718	18,697
Datalink Corp. (a)(b)	315	4,388
DST Systems, Inc.	652	61,803
EPAM Systems, Inc. (a)	483	15,891
Euronet Worldwide, Inc. (a)	1,033	42,962
EVERTEC, Inc.	638	15,759
ExlService Holdings, Inc. (a)	725	22,410
FleetCor Technologies, Inc. (a)	1,396	160,680
Forrester Research, Inc.	233	8,353
Gartner, Inc. (a)	1,910	132,630
Genpact, Ltd. (a)	3,435	59,838
Global Cash Access Holdings, Inc. (a)	1,445	9,913
Global Payments, Inc.	1,450	103,110
Heartland Payment Systems, Inc.	705	29,222
Higher One Holdings, Inc. (a)	628	4,540
iGate Corp. (a)	713	22,488
Jack Henry & Associates, Inc.	1,734	96,688
Leidos Holdings, Inc. (b)	1,500	53,055
Lionbridge Technologies, Inc. (a)	1,288	8,642
Luxoft Holding, Inc. (a)	100	3,507
ManTech International Corp. (Class A) (b)	473	13,911
MAXIMUS, Inc.	1,433	64,284
ModusLink Global Solutions, Inc. (a)(b)	798	3,376
MoneyGram International, Inc. (a)	485	8,560
NeuStar, Inc. (Class A) (a)(b)	1,261	40,995
Planet Payment, Inc. (a)	873	2,392
PRGX Global, Inc. (a)	645	4,470
Sapient Corp. (a)	2,308	39,374
Science Applications International Corp.	814	30,435
ServiceSource International, Inc. (a)	1,273	10,744
Sykes Enterprises, Inc. (a)	790	15,697
Syntel, Inc. (a)	352	31,645
TeleTech Holdings, Inc. (a)	395	9,681
The Hackett Group, Inc.	560	3,349
Unisys Corp. (a)	863	26,287
Vantiv, Inc. (a)	1,779	53,761
VeriFone Systems, Inc. (a)	2,188	73,998
Virtusa Corp. (a)	390	13,069
WEX, Inc. (a)	793	75,375

		1,914,742

LEISURE PRODUCTS — 0.4%
Arctic Cat, Inc.	230	10,992
Black Diamond, Inc. (a)(b)	480	5,870
Brunswick Corp.	1,813	82,111
Callaway Golf Co. (b)	1,518	15,514
JAKKS Pacific, Inc. (b)	395	2,852
Johnson Outdoors, Inc. (Class A)	75	1,906
Leapfrog Enterprises, Inc. (a)	1,358	10,185
Malibu Boats, Inc. (Class A) (a)	200	4,444
Marine Products Corp.	245	1,842
Nautilus, Inc. (a)	635	6,115
Polaris Industries, Inc.	1,315	183,719
Smith & Wesson Holding Corp. (a)(b)	1,066	15,585
Sturm Ruger & Co, Inc. (b)	395	23,621

		364,756

LIFE SCIENCES TOOLS & SERVICES — 1.2%
Accelerate Diagnostics, Inc. (a)(b)	245	5,343
Affymetrix, Inc. (a)(b)	1,518	10,823
Albany Molecular Research, Inc. (a)(b)	475	8,830
Bio-Rad Laboratories, Inc. (Class A) (a)	421	53,938
Bruker Corp. (a)	2,238	51,004
Cambrex Corp. (a)	640	12,077
Charles River Laboratories International, Inc. (a)	1,038	62,633
Covance, Inc. (a)	1,122	116,576
Fluidigm Corp. (a)(b)	565	24,900
Furiex Pharmaceuticals, Inc. (a)	165	14,355
Harvard Bioscience, Inc. (a)(b)	563	2,669
Illumina, Inc. (a)(b)	2,563	381,016
Luminex Corp. (a)(b)	800	14,488
NeoGenomics, Inc. (a)(b)	725	2,516
Pacific Biosciences of California, Inc. (a)(b)	960	5,136
PAREXEL International Corp. (a)	1,195	64,638
Qiagen NV (a)	4,746	100,093
Quintiles Transnational Holdings, Inc. (a)	577	29,294
Sequenom, Inc. (a)(b)	2,483	6,083
Techne Corp.	725	61,893

		1,028,305

MACHINERY — 3.9%
Accuride Corp. (a)(b)	885	3,921
Actuant Corp. (Class A)	1,508	51,498
AGCO Corp.	2,035	112,251

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Alamo Group, Inc.	160	$8,693
Albany International Corp. (Class A)	550	19,547
Altra Industrial Motion Corp.	555	19,814
American Railcar Industries, Inc.	150	10,505
Ampco-Pittsburgh Corp.	155	2,925
Astec Industries, Inc.	390	17,125
Barnes Group, Inc.	1,113	42,817
Blount International, Inc. (a)	1,035	12,317
Briggs & Stratton Corp. (b)	1,041	23,162
Chart Industries, Inc. (a)(b)	638	50,753
CIRCOR International, Inc.	405	29,699
CLARCOR, Inc.	1,034	59,300
Colfax Corp. (a)	2,153	153,573
Columbus McKinnon Corp. (a)	395	10,582
Commercial Vehicle Group, Inc. (a)(b)	470	4,286
Crane Co.	962	68,446
Donaldson Co., Inc.	2,955	125,292
Douglas Dynamics, Inc.	480	8,362
Dynamic Materials Corp.	325	6,188
Energy Recovery, Inc. (a)(b)	963	5,123
EnPro Industries, Inc. (a)	388	28,196
ESCO Technologies, Inc.	558	19,636
Federal Signal Corp. (a)	1,365	20,338
Freightcar America, Inc.	235	5,461
Global Brass & Copper Holdings, Inc.	155	2,444
Graco, Inc.	1,251	93,500
Graham Corp.	245	7,803
Hardinge, Inc.	235	3,384
Harsco Corp.	1,668	39,081
Hurco Cos., Inc.	165	4,402
Hyster-Yale Materials Handling, Inc.	245	23,887
IDEX Corp.	1,684	122,747
ITT Corp.	1,818	77,738
John Bean Technologies Corp.	645	19,931
Kadant, Inc.	240	8,753
Kennametal, Inc. (b)	1,559	69,064
L.B. Foster Co. (Class A)	245	11,478
Lincoln Electric Holdings, Inc.	1,697	122,201
Lindsay Corp. (b)	282	24,867
Lydall, Inc. (a)	410	9,377
Manitex International, Inc. (a)(b)	235	3,831
Meritor, Inc. (a)	2,078	25,455
Middleby Corp. (a)	384	101,457
Miller Industries, Inc.	240	4,687
Mueller Industries, Inc.	1,100	32,989
Mueller Water Products, Inc. (Class A)	3,351	31,834
Navistar International Corp. (a)(b)	1,100	37,257
NN, Inc.	410	8,077
Nordson Corp.	1,355	95,514
Omega Flex, Inc. (b)	58	1,244
Oshkosh Corp.	1,764	103,847
PMFG, Inc. (a)(b)	488	2,913
Proto Labs, Inc. (a)(b)	372	25,173
RBC Bearings, Inc. (a)	475	30,257
Rexnord Corp. (a)	638	18,489
SPX Corp.	962	94,574
Standex International Corp.	230	12,323
Sun Hydraulics Corp. (b)	385	16,674
Tecumseh Products Co. (Class A) (a)	400	2,760
Tennant Co.	400	26,248
Terex Corp.	2,306	102,156
The Exone Co. (a)(b)	165	5,912
The Gorman-Rupp Co. (b)	400	12,716
The Greenbrier Cos., Inc. (a)(b)	470	21,432
The Manitowoc Co., Inc.	2,716	85,418
The Toro Co.	1,152	72,795
Timken Co.	1,737	102,101
Titan International, Inc. (b)	1,113	21,136
TriMas Corp. (a)	888	29,482
Trinity Industries, Inc.	1,581	113,943
Twin Disc, Inc. (b)	155	4,083
Valmont Industries, Inc. (b)	555	82,606
Wabash National Corp. (a)(b)	1,433	19,718
WABCO Holdings, Inc. (a)	1,220	128,783
Wabtec Corp.	1,983	153,682
Watts Water Technologies, Inc. (Class A)	543	31,869
Woodward, Inc.	1,406	58,391
Xerium Technologies, Inc. (a)	240	3,852

		3,286,145

MARINE — 0.2%
International Shipholding Corp.	170	5,005
Kirby Corp. (a)	1,193	120,791
Matson, Inc.	870	21,480
Scorpio Bulkers, Inc. (a)	2,700	27,297
Ultrapetrol Bahamas, Ltd. (a)	455	1,411

		175,984

MEDIA — 3.4%
AH Belo Corp. (Class A)	400	4,632
AMC Entertainment Holdings, Inc. (Class A) (a)	400	9,700
AMC Networks, Inc. (Class A) (a)	1,223	89,389
Beasley Broadcasting Group, Inc. (Class A) (b)	92	837
Carmike Cinemas, Inc. (a)	505	15,079
Central European Media Enterprises, Ltd. (Class A) (a)(b)(d)	1,588	4,669
Central European Media Enterprises, Ltd. (Class A) (a)(d)	26	0
Charter Communications, Inc. (Class A) (a)	1,345	165,704
Cinemark Holdings, Inc.	2,383	69,131
Clear Channel Outdoor Holdings, Inc. (Class A)	927	8,445
Crown Media Holdings, Inc. (Class A) (a)(b)	715	2,746
Cumulus Media, Inc. (Class A) (a)	1,993	13,772
Daily Journal Corp. (a)(b)	19	3,286
Dex Media, Inc. (a)(b)	410	3,772
DISH Network Corp. (Class A) (a)	4,281	266,321
DreamWorks Animation SKG, Inc. (Class A) (a)(b)	1,503	39,905
Entercom Communications Corp. (Class A) (a)	470	4,733
Entravision Communications Corp. (Class A)	1,205	8,073
Global Sources, Ltd. (a)(b)	400	3,584
Gray Television, Inc. (a)	1,030	10,681
Harte-Hanks, Inc.	870	7,691
Hemisphere Media Group, Inc. (a)(b)	155	1,951

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

John Wiley & Sons, Inc. (Class A) (b)	914	$52,683
Journal Communications, Inc. (Class A) (a)	963	8,532
Lamar Advertising Co. (Class A) (a)	1,617	82,451
Liberty Global PLC (Class A) (a)	7,996	332,634
Liberty Global PLC, (Series C) (a)	7,996	325,517
Liberty Media Corp. (Class A) (a)	2,001	261,591
Lions Gate Entertainment Corp. (b)	1,668	44,586
Live Nation Entertainment, Inc. (a)	2,846	61,900
Loral Space & Communications, Inc. (a)	289	20,441
Martha Stewart Living Omnimedia, Inc. (Class A) (a)	620	2,809
MDC Partners, Inc. (Class A)	747	17,046
Media General, Inc. (Class A) (a)(b)	395	7,256
Meredith Corp.	708	32,872
Morningstar, Inc. (b)	446	35,243
National CineMedia, Inc.	1,195	17,925
Nexstar Broadcasting Group, Inc. (Class A) (b)	543	20,373
ReachLocal, Inc. (a)(b)	245	2,413
Reading International, Inc. (Class A) (a)(b)	405	2,969
Regal Entertainment Group (Class A) (b)	1,747	32,634
Rentrak Corp. (a)	245	14,769
Saga Communications, Inc. (Class A) (b)	100	4,969
Salem Communications Corp. (Class A) (b)	245	2,447
Scholastic Corp. (b)	558	19,240
SFX Entertainment, Inc. (a)(b)	500	3,525
Sinclair Broadcast Group, Inc. (Class A) (b)	1,433	38,820
Sirius XM Holdings, Inc. (a)(b)	62,940	201,408
Sizmek, Inc. (a)	470	4,996
Starz (Class A) (a)	2,178	70,306
The E.W. Scripps Co. (Class A) (a)	633	11,217
The Madison Square Garden Co. (Class A) (a)	1,262	71,656
The McClatchy Co. (Class A) (a)	1,273	8,173
The New York Times Co. (Class A) (b)	2,708	46,361
Thomson Reuters Corp. (b)	7,634	261,083
World Wrestling Entertainment, Inc. (Class A)	645	18,628

		2,873,574

METALS & MINING — 1.2%
A.M. Castle & Co. (a)(b)	405	5,949
AK Steel Holding Corp. (a)(b)	2,866	20,693
Allied Nevada Gold Corp. (a)(b)	2,217	9,555
AMCOL International Corp.	550	25,179
Carpenter Technology Corp. (b)	998	65,908
Century Aluminum Co. (a)(b)	1,125	14,861
Coeur Mines, Inc. (a)	2,129	19,778
Commercial Metals Co.	2,473	46,690
Compass Minerals International, Inc.	684	56,444
General Moly, Inc. (a)(b)	1,193	1,181
Globe Specialty Metals, Inc.	1,353	28,170
Gold Resource Corp. (b)	723	3,456
Handy & Harman, Ltd. (a)	70	1,541
Haynes International, Inc.	235	12,690
Hecla Mining Co. (b)	7,112	21,834
Horsehead Holding Corp. (a)(b)	963	16,198
Kaiser Aluminum Corp. (b)	400	28,568
Materion Corp.	390	13,233
Midway Gold Corp. (a)	2,398	2,518
Molycorp, Inc. (a)(b)	2,931	13,746
Noranda Aluminium Holding Corp.	720	2,959
Olympic Steel, Inc. (b)	150	4,305
Paramount Gold and Silver Corp. (a)(b)	2,961	3,642
Reliance Steel & Aluminum Co.	1,547	109,311
Royal Gold, Inc. (b)	1,313	82,220
RTI International Metals, Inc. (a)	631	17,529
Schnitzer Steel Industries, Inc. (Class A) (b)	558	16,098
Southern Copper Corp. (b)	3,251	94,637
Steel Dynamics, Inc.	4,476	79,628
Stillwater Mining Co. (a)(b)	2,468	36,551
SunCoke Energy, Inc. (a)	1,425	32,547
Tahoe Resources, Inc. (a)(b)	1,743	36,865
Universal Stainless & Alloy Products, Inc. (a)(b)	165	5,572
US Silica Holdings, Inc.	485	18,512
Walter Energy, Inc. (b)	1,358	10,267
Worthington Industries, Inc.	1,113	42,572

		1,001,407

MULTI-UTILITIES — 0.5%
Alliant Energy Corp.	2,289	130,038
Avista Corp. (b)	1,278	39,171
Black Hills Corp.	945	54,479
MDU Resources Group, Inc.	3,804	130,515
NorthWestern Corp. (b)	793	37,612
Vectren Corp.	1,670	65,782

		457,597

MULTILINE RETAIL — 0.3%
Big Lots, Inc. (a)	1,188	44,990
Burlington Stores, Inc. (a)	300	8,856
Dillard’s, Inc. (Class A) (b)	604	55,810
Fred’s, Inc. (Class A)	803	14,462
Gordmans Stores, Inc. (b)	153	835
J.C. Penney Co., Inc. (a)(b)	4,788	41,273
Sears Holdings Corp. (a)(b)	868	41,456
The Bon-Ton Stores, Inc. (b)	328	3,601
Tuesday Morning Corp. (a)	870	12,310

		223,593

OIL, GAS & CONSUMABLE FUELS — 4.3%
Abraxas Petroleum Corp. (a)	1,758	6,962
Alon USA Energy, Inc.	475	7,097
Alpha Natural Resources, Inc. (a)(b)	4,716	20,043
Amyris, Inc. (a)(b)	560	2,089
Antero Resources Corp. (a)	800	50,080
Apco Oil and Gas International, Inc. (a)	150	2,168
Approach Resources, Inc. (a)(b)	713	14,909
Arch Coal, Inc. (b)	4,561	21,984
Athlon Energy, Inc. (a)	400	14,180
Bill Barrett Corp. (a)	1,038	26,573
Bonanza Creek Energy, Inc. (a)	543	24,109

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

BPZ Resources, Inc. (a)(b)	2,468	$7,848
Callon Petroleum Co. (a)	885	7,407
Carrizo Oil & Gas, Inc. (a)	883	47,205
Cheniere Energy, Inc. (a)	4,936	273,208
Cimarex Energy Co.	1,803	214,755
Clayton Williams Energy, Inc. (a)(b)	170	19,212
Clean Energy Fuels Corp. (a)(b)	1,435	12,829
Cloud Peak Energy, Inc. (a)	1,273	26,911
Cobalt International Energy, Inc. (a)	5,624	103,032
Comstock Resources, Inc. (b)	1,040	23,764
Concho Resources, Inc. (a)	2,138	261,905
Contango Oil & Gas Co. (a)	268	12,794
Continental Resources, Inc. (a)(b)	870	108,115
CVR Energy, Inc. (b)	264	11,154
Delek US Holdings, Inc.	800	23,232
Diamondback Energy, Inc. (a)	405	27,261
Emerald Oil, Inc. (a)(b)	1,305	8,770
Endeavour International Corp. (a)(b)	1,048	3,406
Energen Corp.	1,487	120,165
Energy XXI Bermuda, Ltd. (b)	1,573	37,076
EP Energy Corp. (Class A) (a)	700	13,699
EPL Oil & Gas, Inc. (a)	640	24,704
Equal Energy, Ltd.	710	3,252
Evolution Petroleum Corp.	410	5,219
EXCO Resources, Inc. (b)	3,591	20,110
Forest Oil Corp. (a)(b)	2,556	4,882
Frontline, Ltd. (a)	1,123	4,413
FX Energy, Inc. (a)(b)	1,113	3,717
GasLog, Ltd.	563	13,112
Gastar Exploration, Inc. (a)	1,282	7,013
Golar LNG, Ltd. (b)	865	36,062
Goodrich Petroleum Corp. (a)(b)	660	10,441
Green Plains Renewable Energy, Inc. (b)	565	16,927
Gulfport Energy Corp. (a)	1,785	127,056
Halcon Resources Corp. (a)(b)	5,091	22,044
Hallador Energy Co. (b)	186	1,590
HollyFrontier Corp.	4,219	200,740
Isramco, Inc. (a)	20	2,650
Jones Energy, Inc. (Class A) (a)	200	3,028
KiOR, Inc. (Class A) (a)(b)	965	553
Knightsbridge Tankers, Ltd.	570	7,724
Kodiak Oil & Gas Corp. (a)	5,374	65,240
Kosmos Energy, Ltd. (a)	2,158	23,738
L&L Energy, Inc. (a)(b)	640	403
Laredo Petroleum Holdings, Inc. (a)(b)	883	22,834
Magnum Hunter Resources Corp. (a)(b)	3,676	31,246
Matador Resources Co. (a)	1,135	27,796
Midstates Petroleum Co., Inc. (a)(b)	723	3,875
Miller Energy Resources, Inc. (a)(b)	635	3,734
Nordic American Tanker Shipping, Ltd. (b)	1,443	14,199
Northern Oil and Gas, Inc. (a)(b)	1,358	19,854
Oasis Petroleum, Inc. (a)	2,055	85,755
Panhandle Oil & Gas, Inc. (Class A) (b)	163	7,108
PBF Energy, Inc.	475	12,255
PDC Energy, Inc. (a)	738	45,948
Penn Virginia Corp. (a)(b)	1,203	21,040
PetroQuest Energy, Inc. (a)	1,193	6,800
Quicksilver Resources, Inc. (a)(b)	2,633	6,925
Renewable Energy Group, Inc. (a)	485	5,810
Rentech, Inc. (a)	4,787	9,095
Resolute Energy Corp. (a)(b)	1,438	10,354
REX American Resources Corp. (a)	70	3,994
Rex Energy Corp. (a)	958	17,924
Rice Energy, Inc. (a)	1,000	26,390
Rosetta Resources, Inc. (a)(b)	1,200	55,896
RSP Permian, Inc. (a)	500	14,445
Sanchez Energy Corp. (a)(b)	757	22,430
SandRidge Energy, Inc. (a)(b)	10,062	61,781
Scorpio Tankers, Inc. (b)	3,726	37,148
SemGroup Corp.(Class A)	875	57,470
Ship Finance International, Ltd.	1,215	21,834
SM Energy Co.	1,354	96,527
Solazyme, Inc. (a)(b)	1,043	12,109
Stone Energy Corp. (a)(b)	1,033	43,355
Swift Energy Co. (a)(b)	968	10,416
Synergy Resources Corp. (a)(b)	1,061	11,406
Targa Resources Corp.	695	68,986
Teekay Corp.	769	43,249
Teekay Tankers, Ltd. (b)	1,363	4,825
Triangle Petroleum Corp. (a)(b)	1,353	11,149
Ultra Petroleum Corp. (a)(b)	3,115	83,762
Ur-Energy, Inc. (a)(b)	2,548	3,949
Uranium Energy Corp. (a)(b)	1,843	2,433
VAALCO Energy, Inc. (a)	1,190	10,175
W&T Offshore, Inc. (b)	713	12,342
Warren Resources, Inc. (a)	1,508	7,238
Western Refining, Inc. (b)	1,082	41,765
Westmoreland Coal Co. (a)	235	6,998
Whiting Petroleum Corp. (a)	2,449	169,936
World Fuel Services Corp.	1,493	65,841
WPX Energy, Inc. (a)	4,100	73,923
ZaZa Energy Corp. (a)(b)	789	593

		3,593,477

PAPER & FOREST PRODUCTS — 0.4%
Boise Cascade Co. (a)	228	6,530
Clearwater Paper Corp. (a)	458	28,703
Deltic Timber Corp.	240	15,655
Domtar Corp.	653	73,280
KapStone Paper and Packaging Corp. (a)	1,660	47,874
Louisiana-Pacific Corp. (a)(b)	2,789	47,050
Neenah Paper, Inc.	315	16,292
P.H. Glatfelter Co.	870	23,681
Resolute Forest Products, Inc. (a)	1,525	30,637
Schweitzer-Mauduit International, Inc.	628	26,747
Wausau Paper Corp. (b)	1,035	13,176

		329,625

PERSONAL PRODUCTS — 0.3%
Coty, Inc. (Class A)	1,200	17,976
Elizabeth Arden, Inc. (a)(b)	563	16,614
Herbalife, Ltd.	1,783	102,112
Inter Parfums, Inc.	310	11,225
Lifevantage Corp. (a)(b)	2,393	3,135
Medifast, Inc. (a)(b)	325	9,454
Nature’s Sunshine Products, Inc. (b)	240	3,307

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Nu Skin Enterprises, Inc. (Class A) (b)	1,214	$100,580
Nutraceutical International Corp. (a)	155	4,028
Revlon, Inc. (Class A) (a)(b)	240	6,132
Star Scientific, Inc. (a)(b)	3,506	2,751
Synutra International, Inc. (a)(b)	408	2,730
The Female Health Co. (b)	485	3,764
USANA Health Sciences, Inc. (a)(b)	170	12,808

		296,616

PHARMACEUTICALS — 1.2%
AcelRx Pharmaceuticals, Inc. (a)(b)	484	5,813
Aerie Pharmaceuticals, Inc. (a)	200	4,238
Akorn, Inc. (a)(b)	1,188	26,136
Alimera Sciences, Inc. (a)(b)	410	3,235
Ampio Pharmaceuticals, Inc. (a)(b)	550	3,492
Aratana Therapeutics, Inc. (a)	100	1,856
Auxilium Pharmaceuticals, Inc. (a)(b)	1,035	28,131
AVANIR Pharmaceuticals, Inc. (Class A) (a)(b)	3,121	11,454
BioDelivery Sciences International, Inc. (a)(b)	640	5,402
Cempra, Inc. (a)(b)	320	3,696
Corcept Therapeutics, Inc. (a)(b)	1,115	4,861
DepoMed, Inc. (a)(b)	1,198	17,371
Endo International PLC (a)	2,723	186,934
Endocyte, Inc. (a)(b)	635	15,119
Hi-Tech Pharmacal Co., Inc. (a)(b)	240	10,399
Horizon Pharma, Inc. (a)(b)	1,123	16,980
Impax Laboratories, Inc. (a)	1,433	37,860
Jazz Pharmaceuticals PLC (a)	1,071	148,526
Lannett Co., Inc. (a)	413	14,752
Mallinckrodt PLC (a)	1,185	75,141
Nektar Therapeutics (a)(b)	2,479	30,045
Omeros Corp. (a)(b)	640	7,725
Omthera Pharmaceutical, Inc. (a)(b)(c)	212	0
Pacira Pharmaceuticals, Inc. (a)	553	38,704
Pernix Therapeutics Holdings (a)(b)	372	1,990
Pozen, Inc. (a)(b)	555	4,440
Prestige Brands Holdings, Inc. (a)	1,025	27,931
Questcor Pharmaceuticals, Inc. (b)	1,092	70,904
Relypsa, Inc. (a)	100	2,981
Repros Therapeutics, Inc. (a)(b)	490	8,693
Revance Therapeutics, Inc. (a)	100	3,150
Sagent Pharmaceuticals, Inc. (a)(b)	410	9,582
Salix Pharmaceuticals, Ltd. (a)(b)	1,257	130,238
Sciclone Pharmaceuticals, Inc. (a)(b)	1,110	5,050
Sucampo Pharmaceuticals, Inc. (Class A) (a)(b)	325	2,324
Supernus Pharmaceuticals, Inc. (a)(b)	320	2,861
The Medicines Co. (a)(b)	1,300	36,946
TherapeuticsMD, Inc. (a)(b)	1,683	10,620
VIVUS, Inc. (a)(b)	2,156	12,807
XenoPort, Inc. (a)	968	5,005
Zogenix, Inc. (a)(b)	1,515	4,310

		1,037,702

PROFESSIONAL SERVICES — 1.3%
Acacia Research Corp. (b)	1,035	15,815
Barrett Business Services, Inc.	160	9,531
CBIZ, Inc. (a)(b)	795	7,282
CDI Corp.	325	5,574
CRA International, Inc. (a)	245	5,383
Exponent, Inc.	230	17,264
Franklin Covey Co. (a)	150	2,965
FTI Consulting, Inc. (a)(b)	785	26,172
GP Strategies Corp. (a)	320	8,714
Heidrick & Struggles International, Inc.	405	8,128
Huron Consulting Group, Inc. (a)	475	30,105
ICF International, Inc. (a)	395	15,725
IHS, Inc. (Class A) (a)	1,348	163,782
Insperity, Inc.	480	14,870
Kelly Services, Inc. (Class A)	555	13,170
Kforce, Inc.	555	11,833
Korn/Ferry International (a)	1,038	30,901
Manpower, Inc.	1,566	123,448
Mistras Group, Inc. (a)	315	7,173
Navigant Consulting, Inc. (a)	1,030	19,220
Odyssey Marine Exploration, Inc. (a)(b)	1,678	3,843
On Assignment, Inc. (a)	955	36,853
Pendrell Corp. (a)	3,431	6,279
Resources Connection, Inc.	880	12,399
RPX Corp. (a)	725	11,803
The Advisory Board Co. (a)	710	45,617
The Corporate Executive Board Co.	720	53,446
Towers Watson & Co. (Class A)	1,336	152,371
TrueBlue, Inc. (a)	881	25,778
Verisk Analytics, Inc. (Class A) (a)	3,088	185,156
VSE Corp.	80	4,216
WageWorks, Inc. (a)	465	26,091

		1,100,907

REAL ESTATE INVESTMENT TRUSTS — 8.5%
Acadia Realty Trust	1,105	29,150
AG Mortgage Investment Trust, Inc.	650	11,382
Agree Realty Corp.	330	10,035
Alexander’s, Inc.	46	16,606
Alexandria Real Estate Equities, Inc.	1,494	108,405
Altisource Residential Corp. (b)	1,165	36,767
American Assets Trust, Inc.	720	24,293
American Campus Communities, Inc.	2,137	79,817
American Capital Agency Corp.	7,270	156,232
American Capital Mortgage Investment Corp.	1,083	20,328
American Homes 4 Rent (Class A)	1,100	18,381
American Realty Capital Properties, Inc. (b)	9,571	134,185
American Residential Properties, Inc. (a)(b)	325	5,844
AmREIT, Inc.	407	6,744
Annaly Capital Management, Inc. (b)	19,313	211,864
Anworth Mortgage Asset Corp.	3,123	15,490
Apollo Commercial Real Estate Finance, Inc. (b)	803	13,354
Apollo Residential Mortgage, Inc.	728	11,815
Ares Commercial Real Estate Corp.	430	5,766
Armada Hoffler Properties, Inc.	398	3,996
ARMOUR Residential REIT, Inc. (b)	7,990	32,919
Ashford Hospitality Prime, Inc.	260	3,931
Ashford Hospitality Trust, Inc.	1,300	14,651
Associated Estates Realty Corp.	1,214	20,565

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Aviv REIT, Inc.	240	$5,868
BioMed Realty Trust, Inc.	3,813	78,128
Brandywine Realty Trust	3,161	45,708
BRE Properties, Inc.	1,585	99,506
Brixmor Property Group, Inc.	900	19,197
Camden Property Trust	1,764	118,788
Campus Crest Communities, Inc. (b)	1,353	11,744
Capstead Mortgage Corp. (b)	1,988	25,168
Catchmark Timber Trust, Inc. (Class A)	200	2,810
CBL & Associates Properties, Inc. (b)	3,350	59,462
Cedar Realty Trust, Inc.	1,513	9,244
Chambers Street Properties (b)	4,764	37,016
Chatham Lodging Trust	605	12,233
Chesapeake Lodging Trust	1,040	26,759
Chimera Investment Corp.	20,867	63,853
Colony Financial, Inc.	1,653	36,283
CommonWealth REIT (b)	2,364	62,173
Coresite Realty Corp. (b)	390	12,090
Corporate Office Properties Trust	1,738	46,300
Corrections Corp. of America (b)	2,310	72,349
Cousins Properties, Inc.	3,428	39,319
CubeSmart	2,686	46,092
CyrusOne, Inc.	393	8,186
CYS Investments, Inc. (b)	3,361	27,762
DCT Industrial Trust, Inc.	6,137	48,360
DDR Corp.	5,998	98,847
DiamondRock Hospitality Co.	4,151	48,774
Digital Realty Trust, Inc. (b)	2,611	138,592
Douglas Emmett, Inc.	2,904	78,815
Duke Realty Corp.	6,516	109,990
DuPont Fabros Technology, Inc. (b)	1,265	30,449
Dynex Capital, Inc.	1,205	10,785
EastGroup Properties, Inc. (b)	638	40,137
Education Realty Trust, Inc.	2,388	23,570
Ellington Residential Mortgage REIT	165	2,792
Empire State Realty Trust, Inc. (Class A) (b)	1,700	25,687
EPR Properties	1,005	53,657
Equity Lifestyle Properties, Inc.	1,681	68,333
Equity One, Inc.	1,278	28,551
Essex Property Trust, Inc.	811	137,911
Excel Trust, Inc.	1,043	13,225
Extra Space Storage, Inc.	2,237	108,517
Federal Realty Investment Trust	1,358	155,790
FelCor Lodging Trust, Inc.	2,631	23,784
First Industrial Realty Trust, Inc.	2,223	42,948
First Potomac Realty Trust	1,285	16,602
Franklin Street Properties Corp.	1,918	24,167
Gaming and Leisure Properties, Inc.	1,868	68,107
Getty Realty Corp. (b)	563	10,635
Gladstone Commercial Corp. (b)	331	5,740
Glimcher Realty Trust	3,124	31,334
Government Properties Income Trust (b)	1,108	27,922
Gramercy Property Trust, Inc. (b)	1,283	6,620
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	320	4,592
Hatteras Financial Corp.	1,950	36,758
Healthcare Realty Trust, Inc.	1,901	45,909
Healthcare Trust of America, Inc. (b)	2,411	27,461
Hersha Hospitality Trust	4,309	25,121
Highwoods Properties, Inc.	1,806	69,368
Home Properties, Inc.	1,198	72,024
Hospitality Properties Trust	3,008	86,390
Hudson Pacific Properties, Inc.	968	22,332
Inland Real Estate Corp.	1,843	19,444
Invesco Mortgage Capital, Inc.	2,571	42,344
Investors Real Estate Trust	2,158	19,379
iStar Financial, Inc. (a)(b)	1,843	27,203
JAVELIN Mortgage Investment Corp. (b)	328	4,398
Kilroy Realty Corp.	1,685	98,707
Kite Realty Group Trust	2,808	16,848
LaSalle Hotel Properties	2,088	65,375
Lexington Realty Trust (b)	3,596	39,232
Liberty Property Trust	2,675	98,868
LTC Properties, Inc.	715	26,905
Mack-Cali Realty Corp.	1,798	37,380
Medical Properties Trust, Inc.	3,296	42,156
MFA Financial, Inc.	7,335	56,846
Mid-America Apartment Communities, Inc.	1,523	103,975
Monmouth Real Estate Investment Corp.(Class A)	873	8,328
National Health Investors, Inc. (b)	568	34,341
National Retail Properties, Inc. (b)	2,363	81,098
New Residential Investment Corp.	5,339	34,543
New York Mortgage Trust, Inc. (b)	1,358	10,565
NorthStar Realty Finance Corp.	6,736	108,719
OMEGA Healthcare Investors, Inc.	2,454	82,258
One Liberty Properties, Inc.	235	5,010
Parkway Properties, Inc.	1,206	22,010
Pebblebrook Hotel Trust	1,270	42,888
Pennsylvania Real Estate Investment Trust	1,435	25,902
PennyMac Mortgage Investment Trust	1,383	33,054
Physicians Realty Trust	300	4,176
Piedmont Office Realty Trust, Inc. (Class A)	3,194	54,777
Post Properties, Inc.	1,108	54,403
Potlatch Corp.	783	30,294
PS Business Parks, Inc.	398	33,281
QTS Realty Trust, Inc. (Class A) (b)	300	7,527
RAIT Financial Trust (b)	1,525	12,947
Ramco-Gershenson Properties Trust	1,280	20,864
Rayonier, Inc.	2,613	119,963
Realty Income Corp. (b)	4,189	171,163
Redwood Trust, Inc. (b)	1,758	35,652
Regency Centers Corp.	1,880	95,993
Resource Capital Corp. (b)	2,718	15,139
Retail Opportunity Investments Corp. (b)	1,443	21,558
Retail Properties of America, Inc. (Class A)	2,709	36,680
Rexford Industrial Realty, Inc.	400	5,672
RLJ Lodging Trust	2,536	67,813
Rouse Properties, Inc. (b)	480	8,275
Ryman Hospitality Properties (b)	863	36,695
Sabra Healthcare REIT, Inc. (b)	800	22,312
Saul Centers, Inc.	160	7,578
Select Income REIT	498	15,074

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Senior Housing Properties Trust	3,875	$87,071
Silver Bay Realty Trust Corp.	320	4,966
SL Green Realty Corp.	1,928	193,995
Sovran Self Storage, Inc.	630	46,274
Spirit Realty Capital, Inc.	7,511	82,471
STAG Industrial, Inc. (b)	875	21,088
Starwood Property Trust, Inc. (b)	3,949	93,157
Starwood Waypoint Residential Trust (a)	789	22,715
Strategic Hotels & Resorts, Inc. (a)	3,824	38,967
Summit Hotel Properties, Inc.	1,546	14,347
Sun Communities, Inc. (b)	708	31,924
Sunstone Hotel Investors, Inc.	3,889	53,396
Tanger Factory Outlet Centers, Inc.	1,957	68,495
Taubman Centers, Inc.	1,346	95,283
Terreno Realty Corp.	583	11,025
Two Harbors Investment Corp.	7,390	75,747
UDR, Inc.	5,076	131,113
UMH Properties, Inc. (b)	320	3,130
Universal Health Realty Income Trust	235	9,926
Urstadt Biddle Properties, Inc. (Class A)	565	11,673
Washington Real Estate Investment Trust	1,343	32,071
Weingarten Realty Investors	2,465	73,950
Western Asset Mortgage Capital Corp. (b)	515	8,055
Whitestone REIT (b)	410	5,920
Winthrop Realty Trust	645	7,476
WP Carey, Inc. (b)	1,211	72,745
ZAIS Financial Corp. (b)	170	2,832

		7,194,578

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.6%
Alexander & Baldwin, Inc.	870	37,027
AV Homes, Inc. (a)(b)	250	4,523
Consolidated-Tomoka Land Co.	70	2,820
Forest City Enterprises, Inc. (Class A) (a)	3,253	62,132
Forestar Group, Inc. (a)(b)	715	12,727
Jones Lang LaSalle, Inc.	903	107,005
Kennedy-Wilson Holdings, Inc.	1,405	31,627
RE/MAX Holdings, Inc. (Class A) (a)	200	5,766
Realogy Holdings Corp. (a)(b)	2,443	106,148
Tejon Ranch Co. (a)	325	10,995
The Howard Hughes Corp. (a)	826	117,878
The St. Joe Co. (a)(b)	1,443	27,778

		526,426

ROAD & RAIL — 1.1%
AMERCO, Inc.	150	34,818
Arkansas Best Corp.	563	20,803
Avis Budget Group, Inc. (a)(b)	2,148	104,608
Celadon Group, Inc. (b)	393	9,448
Con-way, Inc.	1,098	45,106
Genesee & Wyoming, Inc. (Class A) (a)	840	81,749
Heartland Express, Inc. (b)	953	21,624
Hertz Global Holdings, Inc. (a)	7,043	187,625
J.B. Hunt Transport Services, Inc.	1,895	136,288
Knight Transportation, Inc. (b)	1,285	29,722
Landstar System, Inc.	993	58,805
Marten Transport, Ltd.	475	10,222
Old Dominion Freight Line, Inc. (a)	1,418	80,457
Patriot Transportation Holding, Inc. (a)(b)	165	5,948
Quality Distribution, Inc. (a)	486	6,313
Roadrunner Transportation Systems, Inc. (a)(b)	405	10,222
Saia, Inc. (a)	470	17,959
Swift Transportation Co. (a)(b)	1,648	40,788
Universal Truckload Services, Inc.	70	2,023
Werner Enterprises, Inc.	955	24,362
YRC Worldwide, Inc. (a)(b)	550	12,375

		941,265

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.1%
Advanced Energy Industries, Inc. (a)	790	19,355
Advanced Micro Devices, Inc. (a)(b)	12,300	49,323
Alpha & Omega Semiconductor, Ltd. (a)(b)	405	2,981
Ambarella, Inc. (a)(b)	400	10,684
Amkor Technology, Inc. (a)(b)	1,353	9,282
Anadigics, Inc. (a)(b)	1,758	2,989
Applied Micro Circuits Corp. (a)(b)	1,438	14,236
Atmel Corp. (a)	8,750	73,150
ATMI, Inc. (a)	630	21,426
Avago Technologies, Ltd.	5,081	327,267
Axcelis Technologies, Inc. (a)	2,318	4,984
Brooks Automation, Inc.	1,443	15,772
Cabot Microelectronics Corp. (a)	475	20,900
Cavium, Inc. (a)(b)	1,025	44,823
CEVA, Inc. (a)	480	8,429
Cirrus Logic, Inc. (a)(b)	1,360	27,023
Cohu, Inc.	568	6,100
Cree, Inc. (a)(b)	2,406	136,083
Cypress Semiconductor Corp. (a)(b)	3,111	31,950
Diodes, Inc. (a)	808	21,105
DSP Group, Inc. (a)	395	3,413
Entegris, Inc. (a)	2,953	35,761
Entropic Communications, Inc. (a)	1,918	7,845
Exar Corp. (a)	795	9,500
Fairchild Semiconductor International, Inc. (a)	2,718	37,481
Formfactor, Inc. (a)	1,110	7,093
Freescale Semiconductor, Ltd. (a)	1,198	29,243
GSI Technology, Inc. (a)	390	2,695
GT Advanced Technologies, Inc. (a)(b)	2,556	43,580
Hittite Microwave Corp.	630	39,715
Inphi Corp. (a)	560	9,010
Integrated Device Technology, Inc. (a)	2,793	34,158
Integrated Silicon Solution, Inc. (a)	550	8,552
Intermolecular, Inc. (a)(b)	408	1,142
International Rectifier Corp. (a)	1,428	39,127
Intersil Corp. (Class A)	2,718	35,117
IXYS Corp.	470	5,335
Kopin Corp. (a)	1,443	5,455
Lattice Semiconductor Corp. (a)	2,476	19,412
LTX-Credence Corp. (a)	1,045	9,311
M/A-COM Technology Solutions Holdings, Inc. (a)	245	5,035

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Marvell Technology Group, Ltd.	8,080	$127,260
Maxim Integrated Products, Inc.	5,939	196,700
MaxLinear, Inc. (Class A) (a)	475	4,503
Micrel, Inc.	950	10,526
Microsemi Corp. (a)	1,903	47,632
MKS Instruments, Inc.	1,115	33,327
Monolithic Power Systems, Inc. (a)	803	31,132
MoSys, Inc. (a)(b)	1,048	4,758
Nanometrics, Inc. (a)	475	8,536
NeoPhotonics Corp. (a)	390	3,093
NVE Corp. (a)	75	4,278
OmniVision Technologies, Inc. (a)(b)	1,110	19,647
ON Semiconductor Corp. (a)	9,154	86,048
PDF Solutions, Inc. (a)	565	10,266
Peregrine Semiconductor Corp. (a)	558	3,376
Pericom Semiconductor Corp. (a)	473	3,704
Photronics, Inc. (a)(b)	1,273	10,859
PLX Technology, Inc. (a)	955	5,778
PMC-Sierra, Inc. (a)	4,306	32,769
Power Integrations, Inc.	624	41,047
Rambus, Inc. (a)	2,403	25,832
RF Micro Devices, Inc. (a)	5,989	47,193
Rubicon Technology, Inc. (a)	405	4,572
Rudolph Technologies, Inc. (a)	725	8,272
Semtech Corp. (a)	1,438	36,439
Sigma Designs, Inc. (a)	635	3,023
Silicon Image, Inc. (a)	1,683	11,613
Silicon Laboratories, Inc. (a)	873	45,614
Skyworks Solutions, Inc. (a)	3,923	147,191
Spansion, Inc. (Class A) (a)	1,043	18,169
SunEdison, Inc. (a)	5,454	102,753
SunPower Corp. (a)(b)	880	28,389
Supertex, Inc. (a)	245	8,080
Synaptics, Inc. (a)(b)	625	37,512
Teradyne, Inc. (a)(b)	3,900	77,571
Tessera Technologies, Inc.	1,118	26,418
TriQuint Semiconductor, Inc. (a)	3,421	45,807
Ultra Clean Holdings, Inc. (a)	468	6,154
Ultratech, Inc. (a)(b)	550	16,054
Veeco Instruments, Inc. (a)(b)	790	33,125

		2,650,862

SOFTWARE — 4.0%
Accelrys, Inc. (a)	1,200	14,952
ACI Worldwide, Inc. (a)	785	46,464
Activision Blizzard, Inc.	5,407	110,519
Actuate Corp. (a)	1,045	6,291
Advent Software, Inc. (b)	625	18,350
American Software, Inc. (Class A)	470	4,780
Ansys, Inc. (a)	1,889	145,491
Aspen Technology, Inc. (a)	1,898	80,399
AVG Technologies NV (a)(b)	470	9,851
Barracuda Networks, Inc. (a)	100	3,394
Blackbaud, Inc.	955	29,891
Bottomline Technologies, Inc. (a)(b)	798	28,050
BroadSoft, Inc. (a)(b)	550	14,701
Cadence Design Systems, Inc. (a)	5,747	89,308
Callidus Software, Inc. (a)(b)	798	9,991
CommVault Systems, Inc. (a)(b)	950	61,702
Compuware Corp.	4,329	45,454
Comverse, Inc. (a)	480	16,598
Concur Technologies, Inc. (a)(b)	959	95,008
Cyan, Inc. (a)(b)	155	662
Digimarc Corp. (b)	165	5,181
Ebix, Inc. (b)	633	10,805
Ellie Mae, Inc. (a)(b)	560	16,150
EPIQ Systems, Inc.	630	8,587
ePlus, Inc. (a)	80	4,461
FactSet Research Systems, Inc. (b)	904	97,460
Fair Isaac Corp.	708	39,167
FireEye, Inc. (a)	400	24,628
FleetMatics Group PLC (a)	313	10,470
Fortinet, Inc. (a)	2,756	60,715
Gigamon, Inc. (a)	200	6,078
Glu Mobile, Inc. (a)(b)	1,193	5,655
Guidance Software, Inc. (a)(b)	310	3,429
Guidewire Software, Inc. (a)	975	47,824
Imperva, Inc. (a)	390	21,723
Infoblox, Inc. (a)	1,128	22,628
Informatica Corp. (a)	2,155	81,416
Interactive Intelligence Group (a)	315	22,837
Jive Software, Inc. (a)(b)	888	7,113
Manhattan Associates, Inc. (a)	1,580	55,347
Mavenir Systems, Inc. (a)	100	1,790
Mentor Graphics Corp.	1,888	41,574
MICROS Systems, Inc. (a)	1,572	83,206
MicroStrategy, Inc. (a)	186	21,463
Mitek Systems, Inc. (a)(b)	474	1,834
Model N, Inc. (a)	155	1,567
Monotype Imaging Holdings, Inc.	795	23,961
Netscout Systems, Inc. (a)	705	26,494
NetSuite, Inc. (a)(b)	744	70,554
Nuance Communications, Inc. (a)(b)	5,297	90,949
Pegasystems, Inc.	305	10,773
Progress Software Corp. (a)	1,005	21,909
Proofpoint, Inc. (a)	483	17,910
PROS Holdings, Inc. (a)	480	15,125
PTC, Inc. (a)	2,424	85,882
QAD, Inc. (Class A)	170	3,473
QLIK Technologies, Inc. (a)	1,733	46,080
Quality Systems, Inc.	885	14,939
Qualys, Inc. (a)(b)	320	8,138
Rally Software Development Corp. (a)	165	2,208
RealPage, Inc. (a)(b)	950	17,252
Rosetta Stone, Inc. (a)	240	2,693
Rovi Corp. (a)	1,941	44,216
Sapiens International Corp. NV (a)	410	3,325
SeaChange International, Inc. (a)	725	7,569
ServiceNow, Inc. (a)	1,659	99,407
Silver Spring Networks, Inc. (a)(b)	170	2,955
SolarWinds, Inc. (a)	1,349	57,508
Solera Holdings, Inc.	1,459	92,413
Splunk, Inc. (a)	2,350	168,001
SS&C Technologies Holdings, Inc. (a)	1,188	47,544
Synchronoss Technologies, Inc. (a)(b)	645	22,117
Synopsys, Inc. (a)	3,151	121,030
Tableau Software, Inc. (Class A) (a)	250	19,020
Take-Two Interactive Software, Inc. (a)	1,663	36,470
Tangoe, Inc. (a)(b)	635	11,805
TeleCommunication Systems, Inc. (Class A) (a)(b)	1,045	2,403
TeleNav, Inc. (a)	405	2,414

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

TIBCO Software, Inc. (a)	3,365	$68,377
TiVo, Inc. (a)	2,721	35,999
Tyler Technologies, Inc. (a)	630	52,718
Ultimate Software Group, Inc. (a)	568	77,816
Varonis Systems, Inc. (a)	100	3,576
Vasco Data Security International (a)(b)	645	4,863
Verint Systems, Inc. (a)	1,118	52,468
VirnetX Holding Corp. (a)(b)	873	12,379
VMware, Inc. (Class A) (a)(b)	1,743	188,279
Vringo, Inc. (a)(b)	1,440	4,997
Workday, Inc. (Class A) (a)	849	77,624
Zynga, Inc. (Class A) (a)	11,866	51,024

		3,361,621

SPECIALTY RETAIL — 3.1%
Aaron’s, Inc.	1,491	45,088
Abercrombie & Fitch Co. (Class A)	1,600	61,600
Advance Auto Parts, Inc.	1,500	189,750
Aeropostale, Inc. (a)(b)	1,678	8,424
America’s Car-Mart, Inc. (a)(b)	155	5,692
American Eagle Outfitters, Inc. (b)	3,908	47,834
ANN, Inc. (a)	948	39,323
Asbury Automotive Group, Inc. (a)	633	35,011
Ascena Retail Group, Inc. (a)	2,606	45,032
Barnes & Noble, Inc. (a)(b)	883	18,455
bebe stores, inc.	713	4,364
Big 5 Sporting Goods Corp. (b)	410	6,581
Body Central Corp. (a)(b)	310	332
Brown Shoe Co., Inc.	868	23,037
Cabela’s, Inc. (a)(b)	977	64,003
Chico’s FAS, Inc.	3,181	50,991
Christopher & Banks Corp. (a)	805	5,321
Citi Trends, Inc. (a)	313	5,099
Conn’s, Inc. (a)(b)	480	18,648
CST Brands, Inc. (b)	1,278	39,925
Destination Maternity Corp.	328	8,987
Destination XL Group, Inc. (a)(b)	875	4,935
Dick’s Sporting Goods, Inc.	1,978	108,019
DSW, Inc. (Class A)	1,458	52,284
Express, Inc. (a)	1,843	29,267
Five Below, Inc. (a)(b)	625	26,550
Foot Locker, Inc.	3,033	142,490
Francesca’s Holdings Corp. (a)	965	17,505
Genesco, Inc. (a)	470	35,048
GNC Holdings, Inc. (Class A)	2,010	88,480
Group 1 Automotive, Inc. (b)	485	31,845
Guess?, Inc.	1,184	32,678
Haverty Furniture Cos., Inc.	395	11,731
hhgregg, Inc. (a)(b)	230	2,210
Hibbett Sports, Inc. (a)(b)	560	29,613
Jos. A. Bank Clothiers, Inc. (a)	550	35,365
Kirkland’s, Inc. (a)	325	6,009
Lithia Motors, Inc. (Class A)	480	31,901
Lumber Liquidators Holdings, Inc. (a)(b)	553	51,871
MarineMax, Inc. (a)	475	7,215
Mattress Firm Holding Corp. (a)(b)	230	11,001
Monro Muffler Brake, Inc.	633	36,005
Murphy USA, Inc. (a)	1,000	40,590
New York & Co., Inc. (a)(b)	645	2,832
Office Depot, Inc. (a)	9,712	40,111
Outerwall, Inc. (a)(b)	450	32,625
Pacific Sunwear of California, Inc. (a)(b)	953	2,830
Penske Automotive Group, Inc.	873	37,329
Pep Boys-Manny, Moe & Jack (a)	1,115	14,183
Pier 1 Imports, Inc. (b)	1,993	37,628
RadioShack Corp. (a)(b)	2,161	4,581
Rent-A-Center, Inc. (b)	1,090	28,994
Restoration Hardware Holdings, Inc. (a)	405	29,804
Sally Beauty Holdings, Inc. (a)	3,427	93,900
Sears Hometown and Outlet Stores, Inc. (a)	155	3,666
Select Comfort Corp. (a)	1,201	21,714
Shoe Carnival, Inc.	320	7,373
Signet Jewelers, Ltd.	1,635	173,081
Sonic Automotive, Inc. (Class A)	790	17,759
Stage Stores, Inc. (b)	725	17,726
Stein Mart, Inc.	550	7,705
Systemax, Inc. (a)(b)	240	3,578
The Buckle, Inc. (b)	550	25,190
The Cato Corp. (Class A)	553	14,953
The Children’s Place Retail Stores, Inc. (b)	475	23,660
The Container Store Group, Inc. (a)(b)	300	10,185
The Finish Line, Inc. (Class A)	1,035	28,038
The Men’s Wearhouse, Inc.	930	45,551
The Wet Seal, Inc. (Class A) (a)(b)	1,923	2,538
Tile Shop Holdings, Inc. (a)(b)	400	6,180
Tilly’s, Inc. (Class A) (a)(b)	245	2,867
Trans World Entertainment Corp. (b)	227	824
Ulta Salon Cosmetics & Fragrance, Inc. (a)	1,264	123,215
Vitamin Shoppe, Inc. (a)	638	30,318
West Marine, Inc. (a)	410	4,662
Williams-Sonoma, Inc.	1,975	131,614
Winmark Corp. (b)	90	6,809
Zale Corp. (a)	725	15,160
Zumiez, Inc. (a)(b)	485	11,756

		2,617,048

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.7%
3D Systems Corp. (a)(b)	2,081	123,091
Cray, Inc. (a)(b)	788	29,408
Diebold, Inc. (b)	1,258	50,182
Electronics for Imaging, Inc. (a)	950	41,145
Fusion-io, Inc. (a)(b)	1,593	16,758
Hutchinson Technology, Inc. (a)	475	1,344
Imation Corp. (a)	718	4,143
Immersion Corp. (a)(b)	550	5,803
Lexmark International, Inc. (Class A) (b)	1,263	58,464
NCR Corp. (a)	3,328	121,638
Nimble Storage, Inc. (a)	200	7,578
QLogic Corp. (a)	1,923	24,518
Quantum Corp. (a)(b)	4,561	5,564
Silicon Graphics International Corp. (a)(b)	720	8,842
Stratasys, Ltd. (a)(b)	730	77,446

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Super Micro Computer, Inc. (a)	630	$10,943

		586,867

TEXTILES, APPAREL & LUXURY GOODS — 1.2%
American Apparel, Inc. (a)(b)	1,188	595
Carter’s, Inc.	1,126	87,434
Columbia Sportswear Co.	230	19,009
Crocs, Inc. (a)	1,928	30,077
Culp, Inc.	155	3,060
Deckers Outdoor Corp. (a)	715	57,007
G-III Apparel Group, Ltd. (a)	310	22,190
Hanesbrands, Inc.	2,005	153,342
Iconix Brand Group, Inc. (a)(b)	993	38,995
Kate Spade & Co. (a)	2,458	91,167
Movado Group, Inc.	305	13,893
Oxford Industries, Inc.	228	17,830
Perry Ellis International, Inc. (a)	235	3,229
Quiksilver, Inc. (a)(b)	2,786	20,923
RG Barry Corp.	245	4,626
Skechers U.S.A., Inc. (a)	793	28,976
Steven Madden, Ltd. (a)	1,227	44,147
The Jones Group, Inc. (b)	1,668	24,970
Tumi Holdings, Inc. (a)(b)	1,043	23,603
Under Armour, Inc. (Class A) (a)(b)	1,762	201,996
Unifi, Inc. (a)	320	7,382
Vera Bradley, Inc. (a)	485	13,090
Vince Holding Corp. (a)	200	5,272
Wolverine World Wide, Inc. (b)	2,060	58,813

		971,626

THRIFTS & MORTGAGE FINANCE — 1.1%
Astoria Financial Corp.	1,928	26,645
Banc of California, Inc. (b)	328	4,025
Bank Mutual Corp.	950	6,023
BankFinancial Corp.	483	4,820
BBX Capital Corp. (Class A) (a)(b)	160	3,112
Beneficial Mutual Bancorp, Inc. (a)(b)	730	9,629
Berkshire Hills Bancorp, Inc.	565	14,622
BofI Holding, Inc. (a)	235	20,151
Brookline Bancorp, Inc.	1,523	14,347
Capitol Federal Financial, Inc.	3,001	37,663
Charter Financial Corp.	478	5,167
Clifton Savings Bancorp, Inc. (b)	155	1,817
Dime Community Bancshares	730	12,395
Doral Financial Corp. (a)(b)	165	1,432
ESB Financial Corp. (b)	230	3,006
ESSA Bancorp, Inc.	150	1,631
Essent Group, Ltd. (a)(b)	400	8,984
EverBank Financial Corp. (b)	1,668	32,910
Federal Agricultural Mortgage Corp. (Class C)	245	8,146
First Defiance Financial Corp.	248	6,726
First Federal Bancshares of Arkansas, Inc. (a)(b)	62	569
First Financial Northwest, Inc.	314	3,187
Flagstar Bancorp, Inc. (a)(b)	395	8,777
Fox Chase Bancorp, Inc.	235	3,960
Franklin Financial Corp. (a)	243	4,753
Hingham Institution for Savings (b)	29	2,276
Home Bancorp, Inc. (a)(b)	165	3,463
Home Loan Servicing Solutions, Ltd. (b)	1,515	32,724
HomeStreet, Inc. (b)	230	4,496
Kearny Financial Corp. (a)(b)	325	4,803
Ladder Capital Corp. (Class A) (a)	300	5,664
Meridian Interstate Bancorp, Inc. (a)(b)	155	3,963
Meta Financial Group, Inc. (b)	70	3,139
MGIC Investment Corp. (a)	6,557	55,866
NASB Financial, Inc.	89	2,243
Nationstar Mortgage Holdings, Inc. (a)(b)	457	14,834
New York Community Bancorp, Inc. (b)	9,033	145,160
Northfield Bancorp, Inc.	1,188	15,278
Northwest Bancshares, Inc.	1,998	29,171
OceanFirst Financial Corp.	325	5,749
Ocwen Financial Corp. (a)(b)	2,145	84,041
Oritani Financial Corp.	953	15,067
PennyMac Financial Services, Inc. (Class A) (a)	230	3,827
Provident Financial Holdings, Inc.	150	2,313
Provident Financial Services, Inc.	1,280	23,514
Radian Group, Inc.	3,471	52,169
Rockville Financial, Inc.	553	7,515
Stonegate Mortgage Corp. (a)	200	2,972
Territorial Bancorp, Inc. (b)	245	5,292
TFS Financial Corp. (a)	1,711	21,268
Tree.com, Inc. (a)	165	5,122
TrustCo Bank Corp. NY (b)	1,993	14,031
United Community Financial Corp. (a)(b)	888	3,481
United Financial Bancorp, Inc.	395	7,264
Walker & Dunlop, Inc. (a)	310	5,068
Washington Federal, Inc.	2,143	49,932
Waterstone Financial, Inc. (a)	174	1,808
Westfield Financial, Inc.	398	2,965
WSFS Financial Corp.	160	11,429

		892,404

TOBACCO — 0.1%
Alliance One International, Inc. (a)	1,828	5,338
Universal Corp. (b)	475	26,548
Vector Group, Ltd. (b)	1,340	28,863

		60,749

TRADING COMPANIES & DISTRIBUTORS — 1.0%
Aceto Corp.	553	11,110
Air Lease Corp.	1,456	54,294
Aircastle, Ltd.	1,433	27,772
Applied Industrial Technologies, Inc.	875	42,210
Beacon Roofing Supply, Inc. (a)	1,038	40,129
BlueLinx Holdings, Inc. (a)(b)	721	937
CAI International, Inc. (a)	408	10,065
DXP Enterprises, Inc. (a)	150	14,239
GATX Corp.	992	67,337
H&E Equipment Services, Inc. (a)	640	25,888
HD Supply Holdings, Inc. (a)(b)	1,300	33,995
Houston Wire & Cable Co.	405	5,318
Kaman Corp. (b)	555	22,577
MRC Global, Inc. (a)	1,688	45,508
MSC Industrial Direct Co., Inc. (Class A)	1,001	86,607

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Rush Enterprises, Inc. (Class A) (a)(b)	715	$23,223
Stock Building Supply Holdings, Inc. (a)	200	4,064
TAL International Group, Inc. (a)(b)	718	30,781
Textainer Group Holdings, Ltd. (b)	422	16,150
Titan Machinery, Inc. (a)(b)	408	6,393
United Rentals, Inc. (a)(b)	1,889	179,342
Watsco, Inc.	572	57,149
WESCO International, Inc. (a)(b)	885	73,650

		878,738

TRANSPORTATION INFRASTRUCTURE — 0.0% (e)
Wesco Aircraft Holdings, Inc. (a)	880	19,369

WATER UTILITIES — 0.4%
American States Water Co.	790	25,509
American Water Works Co., Inc.	3,632	164,893
Aqua America, Inc.	3,559	89,224
Artesian Resources Corp. (Class A)	160	3,594
California Water Service Group	1,045	25,017
Connecticut Water Service, Inc. (b)	240	8,201
Consolidated Water Co., Ltd.	320	4,218
Middlesex Water Co.	315	6,873
Pure Cycle Corp. (a)(b)	408	2,468
SJW Corp.	315	9,311
York Water Co. (b)	230	4,692

		344,000

WIRELESS TELECOMMUNICATION SERVICES — 0.7%
Boingo Wireless, Inc. (a)	400	2,712
Leap Wireless International, Inc. (a)(f)	1,110	2,797
NII Holdings, Inc. (a)(b)	3,676	4,374
NTELOS Holdings Corp. (b)	320	4,320
RingCentral, Inc. (Class A) (a)	200	3,620
SBA Communications Corp. (Class A) (a)	2,616	237,951
Shenandoah Telecommunications Co. (b)	470	15,176
Sprint Corp. (a)(b)	17,356	159,502
T-Mobile US, Inc. (a)	3,885	128,322
Telephone & Data Systems, Inc.	1,928	50,533
US Cellular Corp.	269	11,032
USA Mobility, Inc.	485	8,813

		629,152

TOTAL COMMON STOCKS —
(Cost $64,148,994)		83,971,688

RIGHTS — 0.0% (e)
BIOTECHNOLOGY — 0.0% (e)
Cubist Pharmaceuticals, Inc. (expiring 12/31/16) (a)	1,038	675

INTERNET SOFTWARE & SERVICES — 0.0% (e)
Unwired Planet, Inc. (expired 9/9/13) (a)	2,106	81

TOTAL RIGHTS —
(Cost $2,307)		756

WARRANTS — 0.0% (e)
OIL, GAS & CONSUMABLE FUELS — 0.0% (e)
Magnum Hunter Resources (expiring 4/15/16) (a)(b)(c)	367	0

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.0% (e)
Tejon Ranch Co. (expiring 08/31/16) (a)	48	175

TOTAL WARRANTS —
(Cost $285)		175

SHORT TERM INVESTMENTS — 17.9%
MONEY MARKET FUNDS — 17.9%
State Street Navigator Securities Lending Prime Portfolio (g)(h)	14,833,814	14,833,814
State Street Institutional Liquid Reserves Fund 0.08% (h)(i)	248,588	248,588

TOTAL SHORT TERM INVESTMENTS —
(Cost $15,082,402)		15,082,402

TOTAL INVESTMENTS — 117.7% (j)
(Cost $79,233,988)		99,055,021
OTHER ASSETS & LIABILITIES — (17.7)%		(14,882,707)

NET ASSETS — 100.0%		$84,172,314

(a)	Non-income producing security
(b)	A portion of the security was on loan at March 31, 2014.
(c)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 3 inputs (See accompanying Notes to Schedules of Investments).
(d)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges
(e)	Amount shown represents less than 0.05% of net assets.
(f)	Security is valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs (See accompanying Notes to Schedules of Investments).
(g)	Investments of cash collateral for securities loaned
(h)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments).
(i)	The rate shown is the annualized seven-day yield at period end.
(j)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (See accompanying Notes to Schedules of Investments).
PLC = Public Limited Company

SPDR S&P 400 Mid Cap Growth ETF
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 1.7%
Alliant Techsystems, Inc. (a)	3,011	$428,014
BE Aerospace, Inc. (b)	20,467	1,776,331
Huntington Ingalls Industries, Inc.	5,244	536,251

		2,740,596

AIRLINES — 0.8%
Alaska Air Group, Inc.	14,183	1,323,416

AUTO COMPONENTS — 0.6%
Gentex Corp.	30,143	950,409

AUTOMOBILES — 0.2%
Thor Industries, Inc.	4,497	274,587

BANKS — 5.2%
Associated Banc-Corp.	33,246	600,423
BancorpSouth, Inc.	17,176	428,713
Bank of Hawaii Corp.	4,234	256,623
Cathay General Bancorp	15,097	380,293
City National Corp.	9,901	779,407
Commerce Bancshares, Inc.	7,360	341,651
Cullen/Frost Bankers, Inc.	4,780	370,593
East West Bancorp, Inc.	29,638	1,081,787
FirstMerit Corp.	16,949	353,048
Prosperity Bancshares, Inc.	6,786	448,894
Signature Bank (b)	9,833	1,234,926
SVB Financial Group (b)	9,488	1,221,865
Synovus Financial Corp.	201,692	683,736
Webster Financial Corp.	10,658	331,037
Westamerica Bancorporation (a)	2,449	132,442

		8,645,438

BIOTECHNOLOGY — 1.2%
Cubist Pharmaceuticals, Inc. (b)	15,450	1,130,167
United Therapeutics Corp. (b)	9,591	901,842

		2,032,009

BUILDING PRODUCTS — 1.7%
A.O. Smith Corp.	15,877	730,660
Fortune Brands Home & Security, Inc.	34,260	1,441,661
Lennox International, Inc.	6,218	565,278

		2,737,599

CAPITAL MARKETS — 3.3%
Affiliated Managers Group, Inc. (b)	10,983	2,197,149
Eaton Vance Corp.	15,833	604,187
Federated Investors, Inc. (Class B) (a)	9,478	289,458
Greenhill & Co., Inc. (a)	2,843	147,779
SEI Investments Co.	29,377	987,361
Waddell & Reed Financial, Inc. (Class A)	17,469	1,286,068

		5,512,002

CHEMICALS — 1.9%
Albemarle Corp.	7,943	527,574
Cytec Industries, Inc.	3,088	301,420
Minerals Technologies, Inc.	4,238	273,605
NewMarket Corp. (a)	1,470	574,447
RPM International, Inc.	14,956	625,759
The Scotts Miracle-Gro Co. (Class A)	4,356	266,936
Valspar Corp.	9,005	649,440

		3,219,181

COMMERCIAL SERVICES & SUPPLIES — 2.2%
Copart, Inc. (b)	23,230	845,340
Deluxe Corp.	10,359	543,537
Herman Miller, Inc.	7,641	245,505
HNI Corp.	9,259	338,509
MSA Safety, Inc.	3,411	194,427
R.R. Donnelley & Sons Co.	25,028	448,001
Rollins, Inc.	7,959	240,680
Waste Connections, Inc.	16,700	732,462

		3,588,461

COMMUNICATIONS EQUIPMENT — 1.1%
ADTRAN, Inc.	5,575	136,086
Ciena Corp. (a)(b)	21,825	496,300
InterDigital, Inc. (a)	3,001	99,363
JDS Uniphase Corp. (b)	30,758	430,612
Plantronics, Inc.	5,301	235,629
Riverbed Technology, Inc. (b)	18,887	372,263

		1,770,253

CONSTRUCTION MATERIALS — 0.9%
Eagle Materials, Inc.	10,231	907,081
Martin Marietta Materials, Inc. (a)	4,469	573,596

		1,480,677

CONTAINERS & PACKAGING — 1.6%
AptarGroup, Inc.	7,140	471,954
Packaging Corp. of America	20,356	1,432,452
Rock-Tenn Co. (Class A)	6,241	658,862

		2,563,268

DISTRIBUTORS — 1.0%
LKQ Corp. (b)	62,337	1,642,580

DIVERSIFIED CONSUMER SERVICES — 0.7%
Matthews International Corp. (Class A)	2,231	91,047
Service Corp. International	25,148	499,942
Sotheby’s (a)	14,314	623,375

		1,214,364

DIVERSIFIED FINANCIAL SERVICES — 1.2%
CBOE Holdings, Inc.	17,798	1,007,367
MSCI, Inc. (Class A) (b)	24,264	1,043,837

		2,051,204

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
tw telecom, Inc. (b)	15,892	496,784

ELECTRICAL EQUIPMENT — 1.1%
Acuity Brands, Inc.	8,870	1,175,896
Hubbell, Inc. (Class B)	6,009	720,299

		1,896,195

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.7%
Knowles Corp. (b)	7,352	232,103
Mettler-Toledo International, Inc. (b)	6,066	1,429,635
National Instruments Corp.	12,795	367,089
Trimble Navigation, Ltd. (b)	53,696	2,087,163
Zebra Technologies Corp. (Class A) (b)	6,035	418,889

		4,534,879

ENERGY EQUIPMENT & SERVICES — 3.4%
CARBO Ceramics, Inc.	4,055	559,549

SPDR S&P 400 Mid Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Dresser-Rand Group, Inc. (b)	9,159	$534,977
Dril-Quip, Inc. (b)	8,339	934,802
Oceaneering International, Inc.	22,413	1,610,598
Oil States International, Inc. (b)	11,021	1,086,671
Patterson-UTI Energy, Inc.	29,586	937,285

		5,663,882

FOOD & STAPLES RETAILING — 0.2%
SUPERVALU, Inc. (a)(b)	40,339	275,919

FOOD PRODUCTS — 1.4%
Flowers Foods, Inc.	24,778	531,488
Hain Celestial Group, Inc. (b)	10,313	943,330
Lancaster Colony Corp.	1,873	186,213
Tootsie Roll Industries, Inc. (a)	2,113	63,277
WhiteWave Foods Co. (Class A) (b)	18,868	538,493

		2,262,801

GAS UTILITIES — 0.6%
National Fuel Gas Co.	7,698	539,168
Questar Corp.	16,844	400,550

		939,718

HEALTH CARE EQUIPMENT & SUPPLIES — 3.6%
Align Technology, Inc. (b)	14,899	771,619
Hill-Rom Holdings, Inc.	6,584	253,747
Hologic, Inc. (b)	33,609	722,594
IDEXX Laboratories, Inc. (a)(b)	6,426	780,116
Masimo Corp. (a)(b)	10,504	286,864
ResMed, Inc. (a)	18,580	830,340
Sirona Dental Systems, Inc. (a)(b)	6,341	473,483
STERIS Corp.	7,249	346,140
Teleflex, Inc.	4,010	430,032
The Cooper Cos., Inc.	6,216	853,830
Thoratec Corp. (b)	6,466	231,548

		5,980,313

HEALTH CARE PROVIDERS & SERVICES — 2.8%
Henry Schein, Inc. (b)	9,822	1,172,452
HMS Holdings Corp. (a)(b)	11,794	224,676
MEDNAX, Inc. (b)	13,859	858,981
Omnicare, Inc. (a)	8,151	486,370
Universal Health Services, Inc. (Class B)	18,596	1,526,174
VCA Antech, Inc. (b)	9,041	291,391

		4,560,044

HEALTH CARE TECHNOLOGY — 0.2%
Allscripts Healthcare Solutions, Inc. (b)	17,518	315,849

HOTELS, RESTAURANTS & LEISURE — 2.5%
Bally Technologies, Inc. (a)(b)	7,967	527,973
Bob Evans Farms, Inc.	2,541	127,126
Brinker International, Inc. (a)	13,772	722,341
Domino’s Pizza, Inc.	11,500	885,155
Panera Bread Co. (Class A) (a)(b)	5,403	953,468
Scientific Games Corp. (Class A) (b)	9,930	136,339
The Cheesecake Factory, Inc. (a)	6,370	303,403
The Wendy’s Co. (a)	54,808	499,849

		4,155,654

HOUSEHOLD DURABLES — 2.9%
Jarden Corp. (b)	25,603	1,531,828
NVR, Inc. (b)	446	511,562
Tempur Sealy International, Inc. (a)(b)	12,560	636,415
Toll Brothers, Inc. (b)	33,072	1,187,285
Tupperware Brands Corp. (a)	10,336	865,743

		4,732,833

HOUSEHOLD PRODUCTS — 1.0%
Church & Dwight Co., Inc.	15,631	1,079,633
Energizer Holdings, Inc.	5,894	593,762

		1,673,395

INDUSTRIAL CONGLOMERATES — 0.3%
Carlisle Cos., Inc.	6,795	539,115

INSURANCE — 1.3%
Arthur J. Gallagher & Co.	15,786	751,098
Brown & Brown, Inc.	12,749	392,159
Old Republic International Corp.	49,625	813,850
RenaissanceRe Holdings, Ltd. (a)	2,358	230,141

		2,187,248

INTERNET SOFTWARE & SERVICES — 1.4%
Conversant, Inc. (a)(b)	12,899	363,107
Equinix, Inc. (a)(b)	5,838	1,079,096
Rackspace Hosting, Inc. (a)(b)	24,075	790,141

		2,232,344

IT SERVICES — 4.2%
Acxiom Corp. (b)	15,880	546,193
Broadridge Financial Solutions, Inc.	24,757	919,475
CoreLogic, Inc. (b)	19,044	572,082
DST Systems, Inc.	3,345	317,072
Gartner, Inc. (b)	19,110	1,326,998
Global Payments, Inc.	14,842	1,055,415
Jack Henry & Associates, Inc.	17,676	985,614
NeuStar, Inc. (Class A) (a)(b)	12,782	415,543
WEX, Inc. (b)	8,047	764,867

		6,903,259

LEISURE PRODUCTS — 1.7%
Brunswick Corp.	19,228	870,836
Polaris Industries, Inc.	13,636	1,905,086

		2,775,922

LIFE SCIENCES TOOLS & SERVICES — 1.3%
Charles River Laboratories International, Inc. (b)	9,778	590,004
Covance, Inc. (b)	11,743	1,220,098
Techne Corp.	3,903	333,199

		2,143,301

MACHINERY — 6.5%
CLARCOR, Inc.	5,341	306,306
Crane Co.	5,339	379,870
Donaldson Co., Inc.	16,579	702,950
Graco, Inc.	12,530	936,492
Harsco Corp.	7,803	182,824
IDEX Corp.	16,604	1,210,266
ITT Corp.	7,215	308,513
Kennametal, Inc.	6,465	286,400
Lincoln Electric Holdings, Inc.	16,707	1,203,071
Nordson Corp.	12,531	883,310
Terex Corp.	22,827	1,011,236
Trinity Industries, Inc.	15,955	1,149,877
Valmont Industries, Inc. (a)	2,731	406,482

SPDR S&P 400 Mid Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Wabtec Corp.	19,872	$1,540,080
Woodward, Inc.	5,240	217,617

		10,725,294

MARINE — 0.7%
Kirby Corp. (a)(b)	11,738	1,188,472

MEDIA — 1.3%
AMC Networks, Inc. (Class A) (b)	12,290	898,276
Cinemark Holdings, Inc.	9,584	278,032
DreamWorks Animation SKG, Inc. (Class A) (a)(b)	14,609	387,869
Lamar Advertising Co. (Class A) (b)	8,302	423,319
Meredith Corp.	4,688	217,664

		2,205,160

METALS & MINING — 0.7%
Carpenter Technology Corp. (a)	6,865	453,365
Compass Minerals International, Inc.	2,723	224,702
Worthington Industries, Inc.	10,882	416,236

		1,094,303

OIL, GAS & CONSUMABLE FUELS — 3.0%
Bill Barrett Corp. (b)	4,688	120,013
Cimarex Energy Co.	11,306	1,346,658
Energen Corp.	8,909	719,936
Gulfport Energy Corp. (b)	17,614	1,253,765
Rosetta Resources, Inc. (b)	12,778	595,199
SM Energy Co.	13,908	991,501

		5,027,072

PAPER & FOREST PRODUCTS — 0.1%
Louisiana-Pacific Corp. (a)(b)	13,909	234,645

PHARMACEUTICALS — 2.0%
Endo International PLC (b)	28,443	1,952,612
Salix Pharmaceuticals, Ltd. (a)(b)	13,152	1,362,679

		3,315,291

PROFESSIONAL SERVICES — 1.3%
FTI Consulting, Inc. (a)(b)	4,577	152,597
The Corporate Executive Board Co.	6,861	509,292
Towers Watson & Co. (Class A)	13,268	1,513,216

		2,175,105

REAL ESTATE INVESTMENT TRUSTS — 5.7%
BRE Properties, Inc.	10,707	672,185
Duke Realty Corp.	25,342	427,773
Equity One, Inc.	5,233	116,905
Essex Property Trust, Inc.	4,534	771,007
Extra Space Storage, Inc.	22,821	1,107,047
Federal Realty Investment Trust	7,109	815,544
Highwoods Properties, Inc.	8,059	309,546
Kilroy Realty Corp.	7,763	454,756
Liberty Property Trust	14,723	544,162
Mid-America Apartment Communities, Inc.	6,573	448,739
OMEGA Healthcare Investors, Inc.	25,738	862,738
Potlatch Corp.	4,268	165,129
Rayonier, Inc.	10,813	496,425
Regency Centers Corp.	8,482	433,091
Senior Housing Properties Trust	17,381	390,551
Taubman Centers, Inc.	6,725	476,063
UDR, Inc.	21,526	556,017
Weingarten Realty Investors	10,342	310,260

		9,357,938

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
Alexander & Baldwin, Inc.	8,705	370,485

ROAD & RAIL — 2.2%
Con-way, Inc.	5,131	210,782
Genesee & Wyoming, Inc. (Class A) (b)	10,568	1,028,478
J.B. Hunt Transport Services, Inc.	18,798	1,351,952
Landstar System, Inc.	3,878	229,655
Old Dominion Freight Line, Inc. (b)	14,279	810,190

		3,631,057

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.5%
Advanced Micro Devices, Inc. (a)(b)	59,229	237,508
Atmel Corp. (b)	37,460	313,165
Cree, Inc. (a)(b)	25,148	1,422,371
Cypress Semiconductor Corp. (a)(b)	11,704	120,200
Integrated Device Technology, Inc. (b)	17,795	217,633
Semtech Corp. (b)	7,202	182,499
Skyworks Solutions, Inc. (b)	25,006	938,225
SunEdison, Inc. (b)	34,687	653,503

		4,085,104

SOFTWARE — 6.4%
ACI Worldwide, Inc. (b)	7,873	466,003
Advent Software, Inc.	8,228	241,574
Ansys, Inc. (b)	19,179	1,477,167
Cadence Design Systems, Inc. (b)	39,517	614,094
CommVault Systems, Inc. (a)(b)	9,117	592,149
Compuware Corp.	18,182	190,911
Concur Technologies, Inc. (a)(b)	9,892	980,000
FactSet Research Systems, Inc. (a)	5,450	587,565
Fair Isaac Corp.	7,317	404,776
Fortinet, Inc. (b)	10,936	240,920
Informatica Corp. (b)	22,601	853,866
Mentor Graphics Corp.	19,925	438,749
MICROS Systems, Inc. (b)	9,725	514,744
PTC, Inc. (b)	24,344	862,508
SolarWinds, Inc. (b)	13,526	576,613
Solera Holdings, Inc.	9,581	606,861
Synopsys, Inc. (b)	13,960	536,204
TIBCO Software, Inc. (b)	17,276	351,048

		10,535,752

SPECIALTY RETAIL — 2.1%
Advance Auto Parts, Inc.	8,925	1,129,013
Cabela’s, Inc. (a)(b)	4,557	298,529
Chico’s FAS, Inc.	14,304	229,293
Office Depot, Inc. (b)	41,996	173,443
Signet Jewelers, Ltd.	8,964	948,929
Williams-Sonoma, Inc.	11,262	750,500

		3,529,707

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.3%
3D Systems Corp. (a)(b)	19,873	1,175,488
Diebold, Inc. (a)	5,241	209,064
NCR Corp. (b)	19,413	709,545

		2,094,097

SPDR S&P 400 Mid Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

TEXTILES, APPAREL & LUXURY GOODS — 3.6%
Carter’s, Inc.	11,118	$863,313
Deckers Outdoor Corp. (b)	7,232	576,607
Hanesbrands, Inc.	20,587	1,574,494
Kate Spade & Co. (b)	25,500	945,795
Under Armour, Inc. (Class A) (a)(b)	16,625	1,905,890

		5,866,099

THRIFTS & MORTGAGE FINANCE — 0.3%
Washington Federal, Inc.	21,331	497,012

TRADING COMPANIES & DISTRIBUTORS — 1.5%
MSC Industrial Direct Co., Inc. (Class A) (a)	4,808	415,988
United Rentals, Inc. (a)(b)	19,321	1,834,336
Watsco, Inc.	2,298	229,593

		2,479,917

WATER UTILITIES — 0.3%
Aqua America, Inc.	17,722	444,290

TOTAL COMMON STOCKS —
(Cost $147,430,182)		164,872,299

SHORT TERM INVESTMENTS — 10.1%
MONEY MARKET FUNDS — 10.1%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	16,489,721	16,489,721
State Street Institutional Liquid Reserves Fund 0.08% (d)(e)	134,214	134,214

TOTAL SHORT TERM INVESTMENTS —
(Cost $16,623,935)		16,623,935

TOTAL INVESTMENTS — 110.0% (f)
(Cost $164,054,117)		181,496,234
OTHER ASSETS & LIABILITIES — (10.0)%		(16,458,505)

NET ASSETS — 100.0%		$165,037,729

(a)	A portion of the security was on loan at March 31, 2014.
(b)	Non-income producing security
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (See accompanying Notes to Schedules of Investments).
PLC = Public Limited Company

SPDR S&P 400 Mid Cap Value ETF
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.0%
Alliant Techsystems, Inc.	1,743	$247,768
Esterline Technologies Corp. (a)	3,155	336,134
Exelis, Inc.	19,020	361,570
Huntington Ingalls Industries, Inc.	2,374	242,765
Triumph Group, Inc.	5,252	339,174

		1,527,411

AIR FREIGHT & LOGISTICS — 0.1%
UTI Worldwide, Inc. (b)	9,123	96,613

AIRLINES — 0.2%
JetBlue Airways Corp. (a)(b)	22,734	197,558

AUTOMOBILES — 0.2%
Thor Industries, Inc.	2,300	140,438

BANKS — 4.0%
Bank of Hawaii Corp. (b)	2,473	149,889
Commerce Bancshares, Inc.	4,607	213,857
Cullen/Frost Bankers, Inc. (b)	3,043	235,924
First Horizon National Corp. (b)	23,682	292,236
First Niagara Financial Group, Inc.	35,892	339,179
FirstMerit Corp.	8,292	172,722
Fulton Financial Corp.	19,458	244,782
Hancock Holding Co.	8,259	302,692
International Bancshares Corp.	5,768	144,661
Prosperity Bancshares, Inc. (b)	2,431	160,811
TCF Financial Corp.	16,652	277,422
Trustmark Corp. (b)	6,765	171,493
Valley National Bancorp (b)	20,138	209,637
Webster Financial Corp.	3,971	123,339
Westamerica Bancorporation (b)	1,529	82,688

		3,121,332

BUILDING PRODUCTS — 0.2%
Lennox International, Inc.	1,500	136,365

CAPITAL MARKETS — 1.6%
Eaton Vance Corp.	4,700	179,352
Federated Investors, Inc. (Class B) (b)	4,788	146,225
Greenhill & Co., Inc. (b)	1,257	65,339
Janus Capital Group, Inc. (b)	15,118	164,333
Raymond James Financial, Inc.	12,455	696,608

		1,251,857

CHEMICALS — 3.9%
Albemarle Corp.	4,176	277,370
Ashland, Inc.	7,289	725,110
Cabot Corp.	6,028	356,014
Cytec Industries, Inc.	2,088	203,810
Intrepid Potash, Inc. (a)(b)	5,467	84,520
Minerals Technologies, Inc.	1,402	90,513
NewMarket Corp.	420	164,127
Olin Corp. (b)	8,046	222,150
RPM International, Inc.	6,225	260,454
Sensient Technologies Corp.	5,076	286,337
The Scotts Miracle-Gro Co. (Class A)	2,312	141,679
Valspar Corp.	3,500	252,420

		3,064,504

COMMERCIAL SERVICES & SUPPLIES — 1.3%
Clean Harbors, Inc. (a)(b)	5,600	306,824
Herman Miller, Inc.	2,207	70,911
MSA Safety, Inc.	1,485	84,645
R.R. Donnelley & Sons Co.	7,577	135,628
Rollins, Inc.	2,528	76,447
The Brink’s Co.	4,777	136,383
Waste Connections, Inc.	4,402	193,072

		1,003,910

COMMUNICATIONS EQUIPMENT — 0.9%
ADTRAN, Inc.	3,059	74,670
InterDigital, Inc. (b)	2,700	89,397
JDS Uniphase Corp. (a)	8,600	120,400
Plantronics, Inc.	1,784	79,299
Polycom, Inc. (a)	13,684	187,744
Riverbed Technology, Inc. (a)	7,000	137,970

		689,480

CONSTRUCTION & ENGINEERING — 1.5%
Aecom Technology Corp. (a)	9,869	317,486
Granite Construction, Inc. (b)	3,648	145,665
KBR, Inc.	14,864	396,571
URS Corp. (b)	7,260	341,656

		1,201,378

CONSTRUCTION MATERIALS — 0.4%
Martin Marietta Materials, Inc.	2,456	315,228

CONTAINERS & PACKAGING — 1.9%
AptarGroup, Inc.	3,136	207,290
Greif, Inc. (Class A)	3,093	162,352
Rock-Tenn Co. (Class A)	4,218	445,294
Silgan Holdings, Inc.	4,410	218,383
Sonoco Products Co.	10,348	424,475

		1,457,794

DIVERSIFIED CONSUMER SERVICES — 1.1%
Apollo Education Group, Inc. (a)	10,082	345,208
DeVry Education Group, Inc.	5,731	242,937
Matthews International Corp. (Class A)	1,669	68,112
Service Corp. International	8,900	176,932

		833,189

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
tw telecom, Inc. (a)	6,500	203,190

ELECTRIC UTILITIES — 3.4%
Cleco Corp.	6,135	310,308
Great Plains Energy, Inc.	15,430	417,227
Hawaiian Electric Industries, Inc. (b)	10,075	256,107
IDACORP, Inc. (b)	5,101	282,952
OGE Energy Corp.	20,077	738,031
PNM Resources, Inc.	8,036	217,213
Westar Energy, Inc. (b)	12,894	453,353

		2,675,191

ELECTRICAL EQUIPMENT — 1.0%
General Cable Corp. (b)	4,966	127,179
Hubbell, Inc. (Class B)	2,498	299,436
Regal-Beloit Corp.	4,579	332,939

		759,554

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.4%
Arrow Electronics, Inc. (a)	10,085	598,646
Avnet, Inc.	13,895	646,534
Ingram Micro, Inc. (Class A) (a)	15,630	462,023

SPDR S&P 400 Mid Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Itron, Inc. (a)(b)	3,900	$138,606
Knowles Corp. (a)	5,000	157,850
National Instruments Corp.	3,500	100,415
Tech Data Corp. (a)	3,798	231,526
Vishay Intertechnology, Inc. (b)	13,720	204,154
Zebra Technologies Corp. (Class A) (a)	2,093	145,275

		2,685,029

ENERGY EQUIPMENT & SERVICES — 2.2%
Atwood Oceanics, Inc. (a)	5,831	293,824
Dresser-Rand Group, Inc. (a)(b)	3,197	186,737
Helix Energy Solutions Group, Inc. (a)	9,889	227,249
Superior Energy Services, Inc.	15,941	490,345
Tidewater, Inc. (b)	5,025	244,315
Unit Corp. (a)	4,373	285,907

		1,728,377

FOOD & STAPLES RETAILING — 0.5%
United Natural Foods, Inc. (a)	5,020	356,018

FOOD PRODUCTS — 2.3%
Dean Foods Co. (b)	9,422	145,664
Flowers Foods, Inc.	5,463	117,181
Hillshire Brands Co.	12,255	456,621
Ingredion, Inc.	7,440	506,515
Lancaster Colony Corp.	1,013	100,713
Post Holdings, Inc. (a)	3,792	209,015
Tootsie Roll Industries, Inc.	1,091	32,658
WhiteWave Foods Co. (Class A) (a)	8,216	234,485

		1,802,852

GAS UTILITIES — 2.5%
Atmos Energy Corp.	10,043	473,327
National Fuel Gas Co. (b)	4,638	324,845
ONE Gas, Inc. (a)	5,200	186,836
Questar Corp.	9,345	222,224
UGI Corp.	11,570	527,708
WGL Holdings, Inc.	5,265	210,916

		1,945,856

HEALTH CARE EQUIPMENT & SUPPLIES — 2.2%
Hill-Rom Holdings, Inc. (b)	2,636	101,591
Hologic, Inc. (a)	11,236	241,574
IDEXX Laboratories, Inc. (a)	2,100	254,940
ResMed, Inc. (b)	5,200	232,388
Sirona Dental Systems, Inc. (a)(b)	2,500	186,675
STERIS Corp.	2,394	114,313
Teleflex, Inc.	2,223	238,395
The Cooper Cos., Inc.	1,800	247,248
Thoratec Corp. (a)	2,600	93,106

		1,710,230

HEALTH CARE PROVIDERS & SERVICES — 3.5%
Community Health Systems, Inc. (a)	11,421	447,360
Health Net, Inc. (a)	8,063	274,223
Henry Schein, Inc. (a)	3,778	450,980
HMS Holdings Corp. (a)(b)	3,100	59,055
LifePoint Hospitals, Inc. (a)	4,742	258,676
MEDNAX, Inc. (a)	3,430	212,591
Omnicare, Inc.	6,117	365,001
Owens & Minor, Inc. (b)	6,368	223,071
VCA Antech, Inc. (a)	4,468	144,004
WellCare Health Plans, Inc. (a)	4,363	277,138

		2,712,099

HEALTH CARE TECHNOLOGY — 0.2%
Allscripts Healthcare Solutions, Inc. (a)(b)	7,305	131,709

HOTELS, RESTAURANTS & LEISURE — 0.5%
Bob Evans Farms, Inc. (b)	1,300	65,039
International Speedway Corp. (Class A)	2,829	96,158
Life Time Fitness, Inc. (a)(b)	3,957	190,331
The Cheesecake Factory, Inc. (b)	1,700	80,971

		432,499

HOUSEHOLD DURABLES — 0.6%
KB Home	8,300	141,017
M.D.C. Holdings, Inc. (b)	3,900	110,292
NVR, Inc. (a)	201	230,547

		481,856

HOUSEHOLD PRODUCTS — 1.0%
Church & Dwight Co., Inc. (b)	6,148	424,643
Energizer Holdings, Inc.	3,499	352,489

		777,132

INDUSTRIAL CONGLOMERATES — 0.3%
Carlisle Cos., Inc.	3,116	247,223

INSURANCE — 9.1%
Alleghany Corp. (a)	1,684	686,028
American Financial Group, Inc.	7,227	417,070
Arthur J. Gallagher & Co.	5,694	270,920
Aspen Insurance Holdings, Ltd.	6,578	261,147
Brown & Brown, Inc.	5,721	175,978
Everest Re Group, Ltd.	4,760	728,518
Fidelity National Financial, Inc. (Class A)	27,697	870,794
First American Financial Corp. (b)	10,700	284,085
HCC Insurance Holdings, Inc.	10,030	456,265
Kemper Corp.	5,199	203,645
Mercury General Corp. (b)	3,645	164,317
Primerica, Inc.	5,573	262,544
Protective Life Corp.	7,902	415,566
Reinsurance Group of America, Inc.	7,165	570,549
RenaissanceRe Holdings, Ltd. (b)	3,030	295,728
StanCorp Financial Group, Inc.	4,429	295,857
The Hanover Insurance Group, Inc.	4,460	274,022
W.R. Berkley Corp.	10,441	434,554

		7,067,587

INTERNET & CATALOG RETAIL — 0.3%
HSN, Inc.	3,400	203,082

INTERNET SOFTWARE & SERVICES — 0.9%
AOL, Inc. (a)	7,887	345,214
Equinix, Inc. (a)(b)	2,139	395,373

		740,587

IT SERVICES — 1.6%
Convergys Corp. (b)	10,234	224,227
DST Systems, Inc.	1,350	127,966
Leidos Holdings, Inc. (b)	7,348	259,899
ManTech International Corp. (Class A)	2,434	71,584
Science Applications International Corp. (b)	4,161	155,580

SPDR S&P 400 Mid Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

VeriFone Systems, Inc. (a)	11,040	$373,373

		1,212,629

LIFE SCIENCES TOOLS & SERVICES — 0.5%
Bio-Rad Laboratories, Inc. (Class A) (a)	2,016	258,290
Techne Corp.	1,448	123,616

		381,906

MACHINERY — 4.3%
AGCO Corp.	8,791	484,912
CLARCOR, Inc.	2,420	138,787
Crane Co.	2,396	170,475
Donaldson Co., Inc.	5,383	228,239
Harsco Corp.	4,293	100,585
ITT Corp.	5,554	237,489
Kennametal, Inc. (b)	4,725	209,318
Oshkosh Corp.	8,434	496,510
SPX Corp.	4,484	440,822
Timken Co.	7,800	458,484
Valmont Industries, Inc. (b)	1,380	205,399
Woodward, Inc.	3,534	146,767

		3,317,787

MEDIA — 1.1%
Cinemark Holdings, Inc.	5,800	168,258
John Wiley & Sons, Inc. (Class A) (b)	4,674	269,409
Lamar Advertising Co. (Class A) (a)	2,500	127,475
Meredith Corp.	1,416	65,745
The New York Times Co. (Class A) (b)	12,666	216,842

		847,729

METALS & MINING — 2.4%
Carpenter Technology Corp. (b)	2,027	133,863
Commercial Metals Co.	11,813	223,030
Compass Minerals International, Inc.	2,020	166,690
Reliance Steel & Aluminum Co.	7,853	554,893
Royal Gold, Inc. (b)	6,600	413,292
Steel Dynamics, Inc.	22,514	400,524

		1,892,292

MULTI-UTILITIES — 2.4%
Alliant Energy Corp.	11,181	635,193
Black Hills Corp.	4,533	261,327
MDU Resources Group, Inc.	19,129	656,316
Vectren Corp.	8,337	328,394

		1,881,230

MULTILINE RETAIL — 0.6%
Big Lots, Inc. (a)	5,862	221,994
J.C. Penney Co., Inc. (a)(b)	30,779	265,315

		487,309

OIL, GAS & CONSUMABLE FUELS — 3.1%
Alpha Natural Resources, Inc. (a)(b)	22,066	93,781
Bill Barrett Corp. (a)(b)	2,553	65,357
Cimarex Energy Co.	3,230	384,725
Energen Corp.	2,977	240,571
HollyFrontier Corp.	20,060	954,455
World Fuel Services Corp. (b)	7,194	317,255
WPX Energy, Inc. (a)	20,300	366,009

		2,422,153

PAPER & FOREST PRODUCTS — 0.6%
Domtar Corp.	3,270	366,959
Louisiana-Pacific Corp. (a)(b)	7,400	124,838

		491,797

PHARMACEUTICALS — 0.5%
Mallinckrodt PLC (a)	5,800	367,778

PROFESSIONAL SERVICES — 0.9%
FTI Consulting, Inc. (a)(b)	1,779	59,312
Manpower, Inc.	7,984	629,379

		688,691

REAL ESTATE INVESTMENT TRUSTS — 12.5%
Alexandria Real Estate Equities, Inc.	7,249	525,987
American Campus Communities, Inc.	10,639	397,367
BioMed Realty Trust, Inc.	19,398	397,465
BRE Properties, Inc.	2,554	160,340
Camden Property Trust	8,653	582,693
Corporate Office Properties Trust	8,782	233,952
Corrections Corp. of America	11,600	363,312
Duke Realty Corp.	20,437	344,977
Equity One, Inc.	3,795	84,780
Essex Property Trust, Inc. (b)	1,651	280,753
Federal Realty Investment Trust	3,260	373,987
Highwoods Properties, Inc.	5,122	196,736
Home Properties, Inc.	5,763	346,472
Hospitality Properties Trust	15,084	433,213
Kilroy Realty Corp.	4,487	262,848
Liberty Property Trust	7,539	278,641
Mack-Cali Realty Corp.	8,806	183,077
Mid-America Apartment Communities, Inc.	4,333	295,814
National Retail Properties, Inc. (b)	12,359	424,161
Potlatch Corp.	1,994	77,148
Rayonier, Inc.	7,417	340,514
Realty Income Corp. (b)	22,074	901,944
Regency Centers Corp.	5,140	262,448
Senior Housing Properties Trust	10,464	235,126
SL Green Realty Corp.	9,601	966,053
Taubman Centers, Inc.	3,056	216,334
UDR, Inc.	14,672	378,978
Weingarten Realty Investors	6,213	186,390

		9,731,510

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.7%
Jones Lang LaSalle, Inc.	4,500	533,250

ROAD & RAIL — 0.5%
Con-way, Inc.	3,191	131,086
Landstar System, Inc.	2,725	161,375
Werner Enterprises, Inc. (b)	4,563	116,402

		408,863

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.0%
Advanced Micro Devices, Inc. (a)(b)	32,612	130,774
Atmel Corp. (a)	24,300	203,148
Cypress Semiconductor Corp. (a)(b)	8,246	84,686
Fairchild Semiconductor International, Inc. (a)	12,471	171,975
Integrated Device Technology, Inc. (a)	5,059	61,872
International Rectifier Corp. (a)	7,198	197,225
Intersil Corp. (Class A)	12,945	167,249

SPDR S&P 400 Mid Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

RF Micro Devices, Inc. (a)	28,529	$224,809
Semtech Corp. (a)	3,400	86,156
Silicon Laboratories, Inc. (a)	3,981	208,007
Skyworks Solutions, Inc. (a)	6,800	255,136
SunEdison, Inc. (a)(b)	7,617	143,504
Teradyne, Inc. (a)(b)	19,350	384,872

		2,319,413

SOFTWARE — 2.1%
Cadence Design Systems, Inc. (a)	9,500	147,630
Compuware Corp.	12,742	133,791
FactSet Research Systems, Inc.	1,358	146,406
Fortinet, Inc. (a)	8,400	185,052
MICROS Systems, Inc. (a)	2,807	148,575
Rovi Corp. (a)	9,862	224,656
Solera Holdings, Inc.	2,197	139,158
Synopsys, Inc. (a)	8,729	335,281
TIBCO Software, Inc. (a)	6,900	140,208

		1,600,757

SPECIALTY RETAIL — 5.8%
Aaron’s, Inc. (b)	7,260	219,542
Abercrombie & Fitch Co. (Class A)	7,700	296,450
Advance Auto Parts, Inc.	3,021	382,157
American Eagle Outfitters, Inc. (b)	17,100	209,304
ANN, Inc. (a)	4,600	190,808
Ascena Retail Group, Inc. (a)	13,000	224,640
Cabela’s, Inc. (a)(b)	2,400	157,224
Chico’s FAS, Inc.	8,900	142,667
CST Brands, Inc. (b)	7,627	238,268
Dick’s Sporting Goods, Inc.	10,300	562,483
Foot Locker, Inc.	14,800	695,304
Guess?, Inc.	5,983	165,131
Murphy USA, Inc. (a)	4,480	181,843
Office Depot, Inc. (a)(b)	27,175	112,233
Rent-A-Center, Inc. (b)	5,384	143,214
Signet Jewelers, Ltd.	3,748	396,763
Williams-Sonoma, Inc. (b)	3,400	226,576

		4,544,607

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.9%
Diebold, Inc. (b)	3,907	155,850
Lexmark International, Inc. (Class A) (b)	6,255	289,544
NCR Corp. (a)	7,435	271,749

		717,143

THRIFTS & MORTGAGE FINANCE — 1.1%
Astoria Financial Corp.	8,420	116,364
New York Community Bancorp, Inc. (b)	44,607	716,835

		833,199

TOBACCO — 0.2%
Universal Corp. (b)	2,371	132,515

TRADING COMPANIES & DISTRIBUTORS — 0.9%
GATX Corp.	4,677	317,475
MSC Industrial Direct Co., Inc. (Class A) (b)	2,400	207,648
Watsco, Inc.	1,528	152,662

		677,785

WATER UTILITIES — 0.3%
Aqua America, Inc.	9,115	228,513

WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Telephone & Data Systems, Inc.	9,991	261,864

TOTAL COMMON STOCKS —
(Cost $68,104,877)		77,677,848

SHORT TERM INVESTMENTS — 14.6%
MONEY MARKET FUNDS — 14.6%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	11,308,422	11,308,422
State Street Institutional Liquid Reserves Fund 0.08% (d)(e)	53,747	53,747

TOTAL SHORT TERM INVESTMENTS —
(Cost $11,362,169)		11,362,169

TOTAL INVESTMENTS — 114.4% (f)
(Cost $79,467,046)		89,040,017
OTHER ASSETS & LIABILITIES — (14.4)%		(11,230,496)

NET ASSETS — 100.0%		$77,809,521

(a)	Non-income producing security
(b)	A portion of the security was on loan at March 31, 2014.
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (See accompanying Notes to Schedules of Investments).

SPDR S&P 600 Small Cap ETF
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.6%
AAR Corp.	25,542	$662,815
Aerovironment, Inc. (a)	13,152	529,368
American Science & Engineering, Inc.	5,075	340,888
Cubic Corp.	13,656	697,412
Curtiss-Wright Corp.	31,448	1,998,206
Engility Holdings, Inc. (a)	11,216	505,281
GenCorp, Inc. (a)(b)	39,558	722,725
Moog, Inc. (Class A) (a)	29,413	1,926,845
National Presto Industries, Inc.	3,171	247,465
Orbital Sciences Corp. (a)	39,448	1,100,599
Taser International, Inc. (a)	33,700	616,373
Teledyne Technologies, Inc. (a)	24,403	2,375,144

		11,723,121

AIR FREIGHT & LOGISTICS — 0.5%
Atlas Air Worldwide Holdings, Inc. (a)	16,311	575,289
Forward Air Corp.	19,713	908,966
HUB Group, Inc. (Class A) (a)(b)	22,851	913,812

		2,398,067

AIRLINES — 0.3%
Allegiant Travel Co.	9,476	1,060,649
SkyWest, Inc.	32,682	417,022

		1,477,671

AUTO COMPONENTS — 0.6%
Dorman Products, Inc. (a)(b)	19,767	1,167,439
Drew Industries, Inc.	14,263	773,055
Spartan Motors, Inc.	21,923	112,684
Standard Motor Products, Inc.	13,861	495,808
Superior Industries International, Inc.	15,342	314,357

		2,863,343

AUTOMOBILES — 0.1%
Winnebago Industries, Inc. (a)	18,571	508,660

BANKS — 7.8%
Bank of the Ozarks, Inc.	21,289	1,448,929
Banner Corp.	12,713	523,903
BBCN Bancorp, Inc.	51,110	876,025
Boston Private Financial Holdings, Inc.	52,137	705,414
Cardinal Financial Corp. (b)	19,546	348,505
City Holding Co.	10,213	458,155
Columbia Banking System, Inc.	33,035	942,158
Community Bank System, Inc. (b)	26,086	1,017,876
CVB Financial Corp. (b)	61,124	971,872
F.N.B. Corp. (b)	107,384	1,438,946
First BanCorp- Puerto Rico (a)	64,096	348,682
First Commonwealth Financial Corp.	62,404	564,132
First Financial Bancorp	37,702	677,882
First Financial Bankshares, Inc. (b)	19,807	1,223,875
First Midwest Bancorp, Inc.	49,058	837,911
Glacier Bancorp, Inc. (b)	48,112	1,398,616
Hanmi Financial Corp.	20,465	476,834
Home Bancshares, Inc.	31,027	1,067,949
Independent Bank Corp.-Massachusetts (b)	15,640	615,747
MB Financial, Inc.	35,513	1,099,482
National Penn Bancshares, Inc.	75,147	785,286
NBT Bancorp, Inc.	28,895	706,772
Old National Bancorp	65,773	980,675
PacWest Bancorp (b)	26,067	1,121,142
Pinnacle Financial Partners, Inc.	21,582	809,109
PrivateBancorp, Inc.	42,148	1,285,935
S&T Bancorp, Inc. (b)	19,853	470,516
Simmons First National Corp. (b)	10,326	384,850
Sterling Bancorp	50,889	644,255
Susquehanna Bancshares, Inc.	121,099	1,379,318
Taylor Capital Group, Inc. (a)	9,754	233,316
Texas Capital Bancshares, Inc. (a)(b)	27,995	1,817,995
Tompkins Financial Corp.	7,558	370,040
UMB Financial Corp. (b)	24,311	1,572,922
Umpqua Holdings Corp. (b)	73,503	1,370,096
United Bankshares, Inc.	40,610	1,243,478
United Community Banks, Inc. (a)	25,795	500,681
ViewPoint Financial Group	23,458	676,763
Wilshire Bancorp, Inc.	43,841	486,635
Wintrust Financial Corp.	29,995	1,459,557

		35,342,234

BEVERAGES — 0.3%
Boston Beer Co., Inc. (Class A) (a)(b)	5,765	1,410,868

BIOTECHNOLOGY — 0.7%
Acorda Therapeutics, Inc. (a)	27,146	1,029,105
ArQule, Inc. (a)(b)	35,625	73,032
Emergent Biosolutions, Inc. (a)(b)	18,634	470,881
Ligand Pharmaceuticals, Inc. (Class B) (a)(b)	13,561	912,113
Momenta Pharmaceuticals, Inc. (a)(b)	30,071	350,327
Spectrum Pharmaceuticals, Inc. (a)(b)	34,449	270,080

		3,105,538

BUILDING PRODUCTS — 1.0%
AAON, Inc.	18,093	504,252
American Woodmark Corp. (a)	7,619	256,456
Apogee Enterprises, Inc.	18,774	623,860
Gibraltar Industries, Inc. (a)	18,721	353,265
Griffon Corp.	28,193	336,624
Quanex Building Products Corp. (b)	24,715	511,106
Simpson Manufacturing Co., Inc.	26,935	951,614
Universal Forest Products, Inc.	13,004	719,641

		4,256,818

CAPITAL MARKETS — 1.8%
Calamos Asset Management, Inc. (Class A)	12,486	161,444
Evercore Partners, Inc. (Class A)	22,692	1,253,733
Financial Engines, Inc. (b)	33,395	1,695,798
FXCM, Inc. (Class A) (b)	23,568	348,099
HFF, Inc. (Class A)	21,457	721,170
Investment Technology Group, Inc. (a)	24,289	490,638
Piper Jaffray Co., Inc. (a)	10,659	488,182
Stifel Financial Corp. (a)	39,669	1,973,930
SWS Group, Inc. (a)	18,195	136,099
Virtus Investment Partners, Inc. (a)	4,519	782,555

		8,051,648

CHEMICALS — 2.9%
A. Schulman, Inc.	18,834	682,921
American Vanguard Corp. (b)	15,921	344,690
Balchem Corp.	19,687	1,026,086
Calgon Carbon Corp. (a)	35,637	777,956
Flotek Industries, Inc. (a)(b)	29,428	819,570

SPDR S&P 600 Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

FutureFuel Corp. (b)	14,759	$299,608
H.B. Fuller Co.	32,676	1,577,597
Hawkins, Inc. (b)	6,129	225,179
Innophos Holdings, Inc.	14,319	811,887
Koppers Holdings, Inc.	13,504	556,770
Kraton Performance Polymers, Inc. (a)	21,040	549,986
LSB Industries, Inc. (a)	12,337	461,651
OM Group, Inc.	20,901	694,331
PolyOne Corp.	62,482	2,290,590
Quaker Chemical Corp.	8,463	667,138
Stepan Co.	12,272	792,280
Tredegar Corp.	16,822	387,074
Zep, Inc.	14,594	258,314

		13,223,628

COMMERCIAL SERVICES & SUPPLIES — 2.3%
ABM Industries, Inc.	33,469	961,899
G & K Services, Inc. (Class A)	12,953	792,335
Healthcare Services Group, Inc. (b)	45,895	1,333,709
Interface, Inc.	38,056	782,051
Mobile Mini, Inc. (b)	26,933	1,167,815
Tetra Tech, Inc. (a)(b)	42,585	1,260,090
The Geo Group, Inc.	47,173	1,520,857
UniFirst Corp.	9,851	1,083,019
United Stationers, Inc.	25,782	1,058,867
Viad Corp.	12,960	311,558

		10,272,200

COMMUNICATIONS EQUIPMENT — 1.7%
Arris Group, Inc. (a)	77,252	2,176,961
Bel Fuse, Inc. (Class B)	6,513	142,635
Black Box Corp.	10,463	254,669
CalAmp Corp. (a)	21,998	613,084
Comtech Telecommunications Corp.	10,258	326,820
Digi International, Inc. (a)	16,720	169,708
Harmonic, Inc. (a)	65,668	468,870
Ixia (a)	36,682	458,525
Netgear, Inc. (a)(b)	23,749	801,054
Oplink Communications, Inc. (a)	11,357	203,972
PC-Tel, Inc.	11,255	98,256
Procera Networks, Inc. (a)(b)	13,164	136,774
ViaSat, Inc. (a)(b)	27,747	1,915,653

		7,766,981

CONSTRUCTION & ENGINEERING — 0.9%
Aegion Corp. (a)(b)	25,073	634,598
Comfort Systems USA, Inc.	24,207	368,915
Dycom Industries, Inc. (a)	22,333	705,946
EMCOR Group, Inc.	43,500	2,035,365
Orion Marine Group, Inc. (a)	18,022	226,536

		3,971,360

CONSTRUCTION MATERIALS — 0.4%
Headwaters, Inc. (a)	47,435	626,616
Texas Industries, Inc. (a)	13,861	1,242,223

		1,868,839

CONSUMER FINANCE — 1.2%
Cash America International, Inc. (b)	18,354	710,667
Encore Capital Group, Inc. (a)(b)	15,106	690,344
Ezcorp, Inc. (Class A) (a)	35,510	383,153
First Cash Financial Services, Inc. (a)	18,842	950,767
Green Dot Corp. (Class A) (a)(b)	13,716	267,874
Portfolio Recovery Associates, Inc. (a)(b)	32,563	1,884,095
World Acceptance Corp. (a)(b)	6,934	520,605

		5,407,505

CONTAINERS & PACKAGING — 0.1%
Myers Industries, Inc.	17,189	342,405

DISTRIBUTORS — 0.5%
Pool Corp.	29,814	1,828,194
VOXX International Corp. (a)	12,820	175,378

		2,003,572

DIVERSIFIED CONSUMER SERVICES — 0.8%
American Public Education, Inc. (a)(b)	11,441	401,350
Capella Education Co.	7,150	451,523
Career Education Corp. (a)	37,059	276,460
Hillenbrand, Inc.	41,257	1,333,839
ITT Educational Services, Inc. (a)(b)	11,631	333,577
Regis Corp. (b)	27,918	382,477
Strayer Education, Inc. (a)	6,998	324,917
Universal Technical Institute, Inc.	13,537	175,304

		3,679,447

DIVERSIFIED FINANCIAL SERVICES — 0.5%
Interactive Brokers Group, Inc. (Class A)	32,637	707,244
MarketAxess Holdings, Inc.	24,777	1,467,294

		2,174,538

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
8x8, Inc. (a)(b)	52,800	570,768
Atlantic Tele-Network, Inc.	6,482	427,293
Cbeyond, Inc. (a)	18,706	135,619
Cincinnati Bell, Inc. (a)	134,816	466,463
General Communication, Inc. (Class A) (a)	20,161	230,037
Lumos Networks Corp.	11,546	154,370

		1,984,550

ELECTRIC UTILITIES — 1.2%
ALLETE, Inc. (b)	24,964	1,308,613
El Paso Electric Co.	26,333	940,878
UIL Holdings Corp. (b)	36,521	1,344,338
UNS Energy Corp. (b)	27,238	1,635,097

		5,228,926

ELECTRICAL EQUIPMENT — 1.3%
AZZ, Inc. (b)	16,686	745,530
Brady Corp. (Class A)	30,698	833,451
Encore Wire Corp.	12,165	590,124
EnerSys (b)	30,834	2,136,488
Franklin Electric Co., Inc.	25,473	1,083,112
Powell Industries, Inc.	5,951	385,625
Vicor Corp. (a)	11,799	120,350

		5,894,680

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.5%
Agilysys, Inc. (a)	9,043	121,176
Anixter International, Inc.	17,421	1,768,580
Badger Meter, Inc. (b)	9,560	526,756
Belden, Inc.	28,210	1,963,416
Benchmark Electronics, Inc. (a)	35,309	799,749

SPDR S&P 600 Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Checkpoint Systems, Inc. (a)	27,060	$363,145
Cognex Corp. (a)	53,825	1,822,515
Coherent, Inc. (a)	16,159	1,055,991
CTS Corp.	21,978	458,901
Daktronics, Inc.	24,783	356,627
DTS, Inc. (a)(b)	11,694	231,073
Electro Scientific Industries, Inc.	16,875	166,219
FARO Technologies, Inc. (a)	11,366	602,398
FEI Co.	27,553	2,838,510
II-VI, Inc. (a)	35,509	547,904
Insight Enterprises, Inc. (a)	27,636	693,940
Littelfuse, Inc.	14,565	1,363,867
Measurement Specialties, Inc. (a)	9,760	662,216
Mercury Computer Systems, Inc. (a)	21,566	284,887
Methode Electronics, Inc. (Class A)	22,930	703,034
MTS Systems Corp. (b)	10,032	687,092
Newport Corp. (a)	26,029	538,280
OSI Systems, Inc. (a)	12,192	729,813
Park Electrochemical Corp. (b)	13,612	406,590
Plexus Corp. (a)	22,061	883,984
Rofin-Sinar Technologies, Inc. (a)	17,938	429,794
Rogers Corp. (a)	11,467	715,770
Sanmina Corp. (a)	54,305	947,622
Scansource, Inc. (a)	18,733	763,744
SYNNEX Corp. (a)	17,035	1,032,491
TTM Technologies, Inc. (a)	35,053	296,198

		24,762,282

ENERGY EQUIPMENT & SERVICES — 2.4%
Basic Energy Services, Inc. (a)(b)	17,392	476,715
Bristow Group, Inc.	23,755	1,793,978
C&J Energy Services, Inc. (a)(b)	30,256	882,265
Era Group, Inc. (a)	11,988	351,368
Exterran Holdings, Inc.	37,959	1,665,641
Geospace Technologies Corp. (a)(b)	8,601	569,128
Gulf Island Fabrication, Inc.	7,889	170,481
Hornbeck Offshore Services, Inc. (a)(b)	21,184	885,703
ION Geophysical Corp. (a)(b)	84,865	357,282
Matrix Service Co. (a)	17,116	578,178
Newpark Resources, Inc. (a)	57,032	653,016
Pioneer Energy Services Corp. (a)	40,991	530,833
SEACOR Holdings, Inc. (a)(b)	12,254	1,058,991
Tesco Corp. (a)(b)	20,258	374,773
Tetra Technologies, Inc. (a)	51,447	658,522

		11,006,874

FOOD & STAPLES RETAILING — 0.7%
Casey’s General Stores, Inc.	25,048	1,692,994
Spartan Stores, Inc.	24,925	578,509
The Andersons, Inc.	17,357	1,028,229

		3,299,732

FOOD PRODUCTS — 2.2%
Annie’s, Inc. (a)(b)	11,273	453,062
B&G Foods, Inc.	34,886	1,050,417
Cal-Maine Foods, Inc. (b)	9,571	600,867
Calavo Growers, Inc. (b)	9,344	332,460
Darling International, Inc. (a)	107,419	2,150,528
Diamond Foods, Inc. (a)(b)	14,544	508,022
J&J Snack Foods Corp.	9,435	905,477
Sanderson Farms, Inc. (b)	13,065	1,025,472
Seneca Foods Corp. (Class A) (a)	4,548	143,171
Snyders-Lance, Inc. (b)	31,509	888,239
TreeHouse Foods, Inc. (a)	23,610	1,699,684

		9,757,399

GAS UTILITIES — 1.7%
New Jersey Resources Corp.	27,398	1,364,420
Northwest Natural Gas Co. (b)	17,640	776,336
Piedmont Natural Gas Co., Inc.	50,968	1,803,758
South Jersey Industries, Inc. (b)	21,446	1,202,906
Southwest Gas Corp.	30,440	1,627,018
The Laclede Group, Inc.	19,871	936,918

		7,711,356

HEALTH CARE EQUIPMENT & SUPPLIES — 3.4%
Abaxis, Inc. (a)(b)	13,632	530,012
ABIOMED, Inc. (a)(b)	22,705	591,238
Analogic Corp.	8,069	662,546
Anika Therapeutics, Inc. (a)	7,192	295,591
Cantel Medical Corp.	21,755	733,579
CONMED Corp.	18,060	784,707
CryoLife, Inc.	15,888	158,244
Cyberonics, Inc. (a)	16,172	1,055,223
Cynosure, Inc. (Class A) (a)	12,743	373,370
Greatbatch, Inc. (a)	16,178	742,894
Haemonetics Corp. (a)(b)	33,976	1,107,278
HealthStream, Inc. (a)	13,024	347,741
ICU Medical, Inc. (a)	8,858	530,417
Integra LifeSciences Holdings Corp. (a)	15,466	711,281
Invacare Corp.	18,692	356,456
Meridian Bioscience, Inc. (b)	27,081	590,095
Merit Medical Systems, Inc. (a)	26,500	378,950
Natus Medical, Inc. (a)	18,180	469,044
Neogen Corp. (a)	23,788	1,069,271
NuVasive, Inc. (a)	30,136	1,157,524
SurModics, Inc. (a)	8,569	193,659
Symmetry Medical, Inc. (a)	23,993	241,370
West Pharmaceutical Services, Inc.	46,017	2,027,049

		15,107,539

HEALTH CARE PROVIDERS & SERVICES — 3.3%
Air Methods Corp. (a)(b)	22,737	1,214,838
Almost Family, Inc. (a)	5,339	123,331
Amedisys, Inc. (a)(b)	21,141	314,789
AMN Healthcare Services, Inc. (a)	29,806	409,534
AmSurg Corp. (a)	21,273	1,001,533
Bio-Reference Laboratories, Inc. (a)(b)	16,054	444,375
Centene Corp. (a)	37,488	2,333,628
Chemed Corp. (b)	11,529	1,031,269
Corvel Corp. (a)	7,181	357,327
Cross Country Healthcare, Inc. (a)	17,268	139,353
Gentiva Health Services, Inc. (a)	18,717	170,699
Hanger, Inc. (a)	22,708	764,805
Healthways, Inc. (a)(b)	22,693	388,958
IPC The Hospitalist Co. (a)(b)	10,939	536,886
Kindred Healthcare, Inc.	35,395	828,951
Landauer, Inc.	6,125	277,646
LHC Group, Inc. (a)	7,787	171,781
Magellan Health Services, Inc. (a)	18,012	1,069,012
Molina Healthcare, Inc. (a)	18,355	689,414

SPDR S&P 600 Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

MWI Veterinary Supply, Inc. (a)	8,345	$1,298,649
PharMerica Corp. (a)	19,144	535,649
The Ensign Group, Inc.	12,654	552,221

		14,654,648

HEALTH CARE TECHNOLOGY — 0.7%
Computer Programs and Systems, Inc. (b)	6,746	435,792
Medidata Solutions, Inc. (a)	33,251	1,806,859
Omnicell, Inc. (a)	23,552	674,058

		2,916,709

HOTELS, RESTAURANTS & LEISURE — 3.3%
Biglari Holdings, Inc. (a)	949	462,628
BJ’s Restaurants, Inc. (a)(b)	16,078	525,911
Boyd Gaming Corp. (a)(b)	50,032	660,422
Buffalo Wild Wings, Inc. (a)	12,228	1,820,749
Cracker Barrel Old Country Store, Inc. (b)	15,491	1,506,345
DineEquity, Inc.	10,542	823,014
Interval Leisure Group, Inc.	25,885	676,634
Jack in the Box, Inc. (a)	27,922	1,645,723
Marcus Corp.	11,958	199,699
Marriott Vacations Worldwide Corp. (a)	19,894	1,112,273
Monarch Casino & Resort, Inc. (a)	6,429	119,129
Multimedia Games Holding Co., Inc. (a)	19,296	560,356
Papa John’s International, Inc.	20,644	1,075,759
Pinnacle Entertainment, Inc. (a)	38,651	916,029
Red Robin Gourmet Burgers, Inc. (a)	8,451	605,768
Ruby Tuesday, Inc. (a)(b)	37,972	213,023
Ruth’s Hospitality Group, Inc.	23,015	278,251
Sonic Corp. (a)	34,160	778,506
Texas Roadhouse, Inc.	39,132	1,020,563

		15,000,782

HOUSEHOLD DURABLES — 1.6%
Blyth, Inc. (b)	5,375	57,674
Ethan Allen Interiors, Inc. (b)	16,595	422,343
Helen of Troy, Ltd. (a)	17,277	1,196,087
iRobot Corp. (a)(b)	18,843	773,505
La-Z-Boy, Inc.	33,780	915,438
M/I Homes, Inc. (a)	15,512	347,779
Meritage Homes Corp. (a)	24,081	1,008,512
Standard Pacific Corp. (a)(b)	96,492	801,848
The Ryland Group, Inc. (b)	30,132	1,203,171
Universal Electronics, Inc. (a)	10,411	399,678

		7,126,035

HOUSEHOLD PRODUCTS — 0.2%
Central Garden & Pet Co. (Class A) (a)	26,762	221,322
WD-40 Co.	9,224	715,505

		936,827

INSURANCE — 2.0%
AMERISAFE, Inc.	12,011	527,403
eHealth, Inc. (a)	12,047	611,988
Employers Holdings, Inc.	20,385	412,389
HCI Group, Inc. (b)	6,519	237,292
Horace Mann Educators Corp.	26,655	772,995
Infinity Property & Casualty Corp.	7,447	503,641
Meadowbrook Insurance Group, Inc. (b)	30,128	175,646
ProAssurance Corp.	39,961	1,779,463
RLI Corp. (b)	22,149	979,872
Safety Insurance Group, Inc.	8,278	445,770
Selective Insurance Group, Inc.	36,936	861,347
Stewart Information Services Corp. (b)	13,556	476,222
The Navigators Group, Inc. (a)	6,860	421,135
Tower Group International, Ltd.	25,115	67,810
United Fire Group, Inc.	13,939	423,049
Universal Insurance Holdings, Inc. (b)	19,600	248,920

		8,944,942

INTERNET & CATALOG RETAIL — 0.3%
Blue Nile, Inc. (a)(b)	8,261	287,483
FTD Cos., Inc. (a)(b)	12,134	385,983
NutriSystem, Inc.	18,835	283,843
PetMed Express, Inc. (b)	12,973	173,968

		1,131,277

INTERNET SOFTWARE & SERVICES — 2.1%
Blucora, Inc. (a)(b)	26,946	530,567
comScore, Inc. (a)	21,659	710,199
Dealertrack Technologies, Inc. (a)	28,900	1,421,591
Dice Holdings, Inc. (a)	25,534	190,484
Digital River, Inc. (a)	18,096	315,413
j2 Global, Inc. (b)	29,142	1,458,557
Liquidity Services, Inc. (a)(b)	16,812	437,952
LivePerson, Inc. (a)(b)	32,154	388,099
LogMeIn, Inc. (a)(b)	14,883	668,098
Monster Worldwide, Inc. (a)	66,833	499,911
NIC, Inc.	39,100	755,021
OpenTable, Inc. (a)	15,327	1,179,106
Perficient, Inc. (a)	22,468	407,120
QuinStreet, Inc. (a)	18,364	121,937
Stamps.com, Inc. (a)	9,785	328,384
XO Group, Inc. (a)	16,136	163,619

		9,576,058

IT SERVICES — 2.0%
CACI International, Inc. (Class A) (a)(b)	15,255	1,125,819
Cardtronics, Inc. (a)	29,075	1,129,564
CIBER, Inc. (a)	43,150	197,627
CSG Systems International, Inc.	22,106	575,640
ExlService Holdings, Inc. (a)	20,539	634,860
Forrester Research, Inc.	8,009	287,123
Heartland Payment Systems, Inc. (b)	24,058	997,204
Higher One Holdings, Inc. (a)	21,108	152,611
iGate Corp. (a)	19,014	599,702
MAXIMUS, Inc.	44,571	1,999,455
Sykes Enterprises, Inc. (a)	25,373	504,161
TeleTech Holdings, Inc. (a)	12,188	298,728
Virtusa Corp. (a)	16,773	562,063

		9,064,557

LEISURE PRODUCTS — 0.4%
Arctic Cat, Inc.	8,596	410,803
Callaway Golf Co. (b)	51,104	522,283
JAKKS Pacific, Inc. (b)	10,989	79,341
Sturm Ruger & Co, Inc. (b)	12,473	745,885

		1,758,312

SPDR S&P 600 Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

LIFE SCIENCES TOOLS & SERVICES — 0.7%
Affymetrix, Inc. (a)(b)	46,463	$331,281
Cambrex Corp. (a)	20,223	381,608
Luminex Corp. (a)(b)	24,148	437,320
PAREXEL International Corp. (a)	36,710	1,985,644

		3,135,853

MACHINERY — 3.5%
Actuant Corp. (Class A)	47,259	1,613,895
Albany International Corp. (Class A)	18,227	647,788
Astec Industries, Inc.	12,127	532,497
Barnes Group, Inc.	30,948	1,190,570
Briggs & Stratton Corp. (b)	30,999	689,728
CIRCOR International, Inc.	11,446	839,335
EnPro Industries, Inc. (a)	13,948	1,013,601
ESCO Technologies, Inc.	17,300	608,787
Federal Signal Corp. (a)	40,898	609,380
John Bean Technologies Corp.	18,095	559,135
Lindsay Corp. (b)	8,317	733,393
Lydall, Inc. (a)	10,861	248,391
Mueller Industries, Inc.	36,556	1,096,314
Standex International Corp.	8,278	443,535
Tennant Co.	11,942	783,634
The Toro Co.	37,130	2,346,245
Titan International, Inc. (b)	35,016	664,954
Watts Water Technologies, Inc. (Class A)	18,641	1,094,040

		15,715,222

MARINE — 0.2%
Matson, Inc.	28,300	698,727

MEDIA — 0.7%
Harte-Hanks, Inc.	28,839	254,937
Live Nation Entertainment, Inc. (a)	92,899	2,020,553
Scholastic Corp. (b)	16,560	570,989
Sizmek, Inc. (a)	15,876	168,762
The E.W. Scripps Co. (Class A) (a)	19,149	339,320

		3,354,561

METALS & MINING — 2.0%
A.M. Castle & Co. (a)(b)	11,326	166,379
AK Steel Holding Corp. (a)(b)	88,500	638,970
AMCOL International Corp. (b)	16,536	757,018
Century Aluminum Co. (a)(b)	34,423	454,728
Globe Specialty Metals, Inc.	42,320	881,103
Haynes International, Inc.	8,015	432,810
Kaiser Aluminum Corp. (b)	12,378	884,037
Materion Corp.	13,490	457,716
Olympic Steel, Inc. (b)	5,899	169,301
RTI International Metals, Inc. (a)	19,668	546,377
Stillwater Mining Co. (a)(b)	77,935	1,154,217
SunCoke Energy, Inc. (a)	45,418	1,037,347
US Silica Holdings, Inc. (b)	34,600	1,320,682

		8,900,685

MULTI-UTILITIES — 0.5%
Avista Corp. (b)	38,814	1,189,649
NorthWestern Corp. (b)	25,452	1,207,189

		2,396,838

MULTILINE RETAIL — 0.2%
Fred’s, Inc. (Class A)	22,808	410,772
Tuesday Morning Corp. (a)(b)	24,088	340,845

		751,617

OIL, GAS & CONSUMABLE FUELS — 2.2%
Approach Resources, Inc. (a)(b)	23,338	487,998
Arch Coal, Inc. (b)	140,470	677,065
Carrizo Oil & Gas, Inc. (a)(b)	26,954	1,440,961
Cloud Peak Energy, Inc. (a)	39,795	841,266
Comstock Resources, Inc. (b)	28,933	661,119
Contango Oil & Gas Co. (a)	9,919	473,533
Forest Oil Corp. (a)(b)	76,007	145,173
Green Plains Renewable Energy, Inc. (b)	17,180	514,713
Northern Oil and Gas, Inc. (a)(b)	37,129	542,826
PDC Energy, Inc. (a)	23,316	1,451,654
Penn Virginia Corp. (a)	34,028	595,150
PetroQuest Energy, Inc. (a)	36,546	208,312
Stone Energy Corp. (a)	32,616	1,368,894
Swift Energy Co. (a)(b)	28,346	305,003

		9,713,667

PAPER & FOREST PRODUCTS — 1.3%
Boise Cascade Co. (a)	20,300	581,392
Clearwater Paper Corp. (a)	13,594	851,936
Deltic Timber Corp.	7,399	482,637
KapStone Paper and Packaging Corp. (a)	52,627	1,517,763
Neenah Paper, Inc.	10,522	544,198
P.H. Glatfelter Co.	27,889	759,138
Schweitzer-Mauduit International, Inc.	20,485	872,456
Wausau Paper Corp. (b)	31,993	407,271

		6,016,791

PERSONAL PRODUCTS — 0.1%
Inter Parfums, Inc.	11,061	400,519
Medifast, Inc. (a)(b)	8,153	237,171

		637,690

PHARMACEUTICALS — 1.5%
Akorn, Inc. (a)(b)	46,796	1,029,512
Hi-Tech Pharmacal Co., Inc. (a)(b)	7,233	313,406
Impax Laboratories, Inc. (a)	42,227	1,115,637
Prestige Brands Holdings, Inc. (a)	33,732	919,197
Questcor Pharmaceuticals, Inc. (b)	36,229	2,352,349
The Medicines Co. (a)(b)	42,339	1,203,275

		6,933,376

PROFESSIONAL SERVICES — 1.5%
CDI Corp.	9,282	159,186
Exponent, Inc.	8,699	652,947
Heidrick & Struggles International, Inc.	10,605	212,842
Insperity, Inc.	14,516	449,706
Kelly Services, Inc. (Class A)	17,396	412,807
Korn/Ferry International (a)	32,679	972,854
Navigant Consulting, Inc. (a)	32,334	603,352
On Assignment, Inc. (a)	30,451	1,175,104
Resources Connection, Inc.	25,834	364,001
TrueBlue, Inc. (a)	26,780	783,583
WageWorks, Inc. (a)	19,396	1,088,310

		6,874,692

REAL ESTATE INVESTMENT TRUSTS — 6.8%
Acadia Realty Trust	36,292	957,383

SPDR S&P 600 Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Agree Realty Corp.	9,647	$293,365
American Assets Trust, Inc.	22,484	758,610
Associated Estates Realty Corp.	37,601	636,961
Capstead Mortgage Corp. (b)	62,565	792,073
Cedar Realty Trust, Inc.	43,979	268,712
Coresite Realty Corp.	14,219	440,789
Cousins Properties, Inc.	120,837	1,386,000
DiamondRock Hospitality Co.	126,499	1,486,363
EastGroup Properties, Inc.	19,973	1,256,501
EPR Properties	34,609	1,847,775
Franklin Street Properties Corp.	56,900	716,940
Getty Realty Corp. (b)	17,202	324,946
Government Properties Income Trust (b)	35,240	888,048
Healthcare Realty Trust, Inc.	62,036	1,498,169
Inland Real Estate Corp.	54,676	576,832
Kite Realty Group Trust	84,318	505,908
LaSalle Hotel Properties	67,502	2,113,488
Lexington Realty Trust (b)	133,603	1,457,609
LTC Properties, Inc.	22,678	853,373
Medical Properties Trust, Inc.	111,502	1,426,111
Parkway Properties, Inc.	47,466	866,254
Pennsylvania Real Estate Investment Trust	44,545	804,037
Post Properties, Inc.	35,576	1,746,782
PS Business Parks, Inc.	12,964	1,084,050
Sabra Healthcare REIT, Inc. (b)	25,615	714,402
Saul Centers, Inc.	8,228	389,678
Sovran Self Storage, Inc.	21,307	1,564,999
Tanger Factory Outlet Centers, Inc.	62,349	2,182,215
Universal Health Realty Income Trust	8,531	360,349
Urstadt Biddle Properties, Inc. (Class A)	16,542	341,758

		30,540,480

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Forestar Group, Inc. (a)(b)	22,521	400,874

ROAD & RAIL — 0.7%
Arkansas Best Corp.	15,640	577,898
Heartland Express, Inc. (b)	32,887	746,206
Knight Transportation, Inc. (b)	39,687	917,960
Roadrunner Transportation Systems, Inc. (a)	16,500	416,460
Saia, Inc. (a)	15,781	602,992

		3,261,516

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.4%
Advanced Energy Industries, Inc. (a)	24,829	608,311
ATMI, Inc. (a)	21,733	739,139
Brooks Automation, Inc.	43,047	470,504
Cabot Microelectronics Corp. (a)	16,061	706,684
CEVA, Inc. (a)(b)	14,328	251,600
Cirrus Logic, Inc. (a)(b)	41,474	824,088
Cohu, Inc.	14,717	158,061
Diodes, Inc. (a)	23,726	619,723
DSP Group, Inc. (a)	15,036	129,911
Entropic Communications, Inc. (a)	59,146	241,907
Exar Corp. (a)	30,195	360,830
GT Advanced Technologies, Inc. (a)(b)	88,569	1,510,101
Hittite Microwave Corp.	20,376	1,284,503
Kopin Corp. (a)(b)	39,310	148,592
Kulicke & Soffa Industries, Inc. (a)	49,109	619,265
Micrel, Inc.	28,965	320,932
Microsemi Corp. (a)	61,969	1,551,084
MKS Instruments, Inc.	34,729	1,038,050
Monolithic Power Systems, Inc. (a)	22,956	890,004
Nanometrics, Inc. (a)	14,187	254,940
Pericom Semiconductor Corp. (a)	13,529	105,932
Power Integrations, Inc.	19,516	1,283,762
Rubicon Technology, Inc. (a)(b)	12,899	145,630
Rudolph Technologies, Inc. (a)	21,079	240,511
Sigma Designs, Inc. (a)	19,843	94,453
Supertex, Inc. (a)	6,653	219,416
Synaptics, Inc. (a)(b)	22,990	1,379,860
Tessera Technologies, Inc.	31,478	743,825
TriQuint Semiconductor, Inc. (a)	107,238	1,435,917
Ultratech, Inc. (a)	18,028	526,237
Veeco Instruments, Inc. (a)(b)	26,173	1,097,434

		20,001,206

SOFTWARE — 2.8%
Blackbaud, Inc.	29,887	935,463
Bottomline Technologies, Inc. (a)(b)	24,036	844,865
Ebix, Inc. (b)	20,630	352,154
EPIQ Systems, Inc.	19,250	262,378
Interactive Intelligence Group (a)	10,448	757,480
Manhattan Associates, Inc. (a)	49,902	1,748,067
MicroStrategy, Inc. (a)	5,824	672,031
Monotype Imaging Holdings, Inc.	25,436	766,641
Netscout Systems, Inc. (a)	24,441	918,493
Progress Software Corp. (a)	33,450	729,210
Quality Systems, Inc.	28,238	476,657
Synchronoss Technologies, Inc. (a)(b)	19,716	676,062
Take-Two Interactive Software, Inc. (a)	60,208	1,320,362
Tangoe, Inc. (a)(b)	22,704	422,067
Tyler Technologies, Inc. (a)	18,922	1,583,393
Vasco Data Security International (a)(b)	18,850	142,129

		12,607,452

SPECIALTY RETAIL — 4.5%
Aeropostale, Inc. (a)(b)	51,186	256,954
Barnes & Noble, Inc. (a)(b)	24,225	506,303
Big 5 Sporting Goods Corp.	11,367	182,440
Brown Shoe Co., Inc.	26,830	712,068
Christopher & Banks Corp. (a)	23,717	156,769
Francesca’s Holdings Corp. (a)	27,445	497,852
Genesco, Inc. (a)(b)	15,757	1,175,000
Group 1 Automotive, Inc. (b)	13,705	899,870
Haverty Furniture Cos., Inc.	12,959	384,882
Hibbett Sports, Inc. (a)(b)	16,761	886,322
Jos. A. Bank Clothiers, Inc. (a)	18,074	1,162,158
Kirkland’s, Inc. (a)	9,701	179,372
Lithia Motors, Inc. (Class A)	14,731	979,022
Lumber Liquidators Holdings, Inc. (a)(b)	17,977	1,686,243
MarineMax, Inc. (a)	15,578	236,630
Monro Muffler Brake, Inc. (b)	19,451	1,106,373
Outerwall, Inc. (a)(b)	13,166	954,535
Pep Boys-Manny, Moe & Jack (a)	35,382	450,059
Select Comfort Corp. (a)(b)	36,094	652,580

SPDR S&P 600 Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Sonic Automotive, Inc. (Class A)	22,680	$509,846
Stage Stores, Inc. (b)	21,239	519,294
Stein Mart, Inc.	17,919	251,045
The Buckle, Inc. (b)	18,093	828,659
The Cato Corp. (Class A)	17,431	471,334
The Children’s Place Retail Stores, Inc. (b)	14,715	732,954
The Finish Line, Inc. (Class A)	31,637	857,046
The Men’s Wearhouse, Inc.	29,414	1,440,698
Vitamin Shoppe, Inc. (a)	19,860	943,747
Zale Corp. (a)	21,381	447,077
Zumiez, Inc. (a)(b)	14,010	339,602

		20,406,734

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.6%
Electronics for Imaging, Inc. (a)	30,396	1,316,451
Intevac, Inc. (a)	15,361	149,002
QLogic Corp. (a)	56,635	722,096
Super Micro Computer, Inc. (a)	21,049	365,621

		2,553,170

TEXTILES, APPAREL & LUXURY GOODS — 2.0%
Crocs, Inc. (a)	57,016	889,450
G-III Apparel Group, Ltd. (a)	10,915	781,296
Iconix Brand Group, Inc. (a)(b)	31,532	1,238,262
Movado Group, Inc.	11,990	546,144
Oxford Industries, Inc.	9,432	737,582
Perry Ellis International, Inc. (a)	8,104	111,349
Quiksilver, Inc. (a)(b)	83,476	626,905
Skechers U.S.A., Inc. (a)	25,586	934,912
Steven Madden, Ltd. (a)	38,114	1,371,342
Wolverine World Wide, Inc. (b)	65,318	1,864,829

		9,102,071

THRIFTS & MORTGAGE FINANCE — 0.9%
Bank Mutual Corp.	27,655	175,333
BofI Holding, Inc. (a)	7,919	679,054
Brookline Bancorp, Inc.	45,342	427,122
Dime Community Bancshares	18,825	319,648
Northwest Bancshares, Inc.	60,728	886,629
Oritani Financial Corp.	25,599	404,720
Provident Financial Services, Inc.	34,796	639,202
TrustCo Bank Corp. NY (b)	61,142	430,440

		3,962,148

TOBACCO — 0.0% (c)
Alliance One International, Inc. (a)	52,839	154,290

TRADING COMPANIES & DISTRIBUTORS — 0.6%
Applied Industrial Technologies, Inc.	27,627	1,332,726
DXP Enterprises, Inc. (a)	6,859	651,125
Kaman Corp. (b)	17,466	710,517

		2,694,368

WATER UTILITIES — 0.2%
American States Water Co.	25,316	817,454

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
NTELOS Holdings Corp. (b)	9,994	134,919
USA Mobility, Inc.	14,130	256,742

		391,661

TOTAL COMMON STOCKS —
(Cost $359,556,240)		449,735,071

SHORT TERM INVESTMENTS — 17.8%
MONEY MARKET FUNDS — 17.8%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	79,486,183	79,486,183
State Street Institutional Liquid Reserves Fund 0.08% (e)(f)	625,940	625,940

TOTAL SHORT TERM INVESTMENTS —
(Cost $80,112,123)		80,112,123

TOTAL INVESTMENTS — 117.6% (g)
(Cost $439,668,363)		529,847,194
OTHER ASSETS & LIABILITIES — (17.6)%		(79,147,062)

NET ASSETS — 100.0%		$450,700,132

(a)	Non-income producing security
(b)	A portion of the security was on loan at March 31, 2014.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Investments of cash collateral for securities loaned
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments).
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (See accompanying Notes to Schedules of Investments).
REIT = Real Estate Investment Trust

SPDR S&P 600 Small Cap Growth ETF
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 2.1%
Aerovironment, Inc. (a)	9,011	$362,693
American Science & Engineering, Inc.	3,054	205,137
GenCorp, Inc. (a)(b)	72,129	1,317,797
Moog, Inc. (Class A) (a)	32,535	2,131,368
Orbital Sciences Corp. (a)	32,273	900,417
Taser International, Inc. (a)	60,646	1,109,215
Teledyne Technologies, Inc. (a)	24,270	2,362,199

		8,388,826

AIR FREIGHT & LOGISTICS — 0.2%
Forward Air Corp.	17,468	805,449

AIRLINES — 0.5%
Allegiant Travel Co.	17,229	1,928,442

AUTO COMPONENTS — 1.0%
Dorman Products, Inc. (a)(b)	35,544	2,099,229
Drew Industries, Inc.	25,798	1,398,251
Standard Motor Products, Inc.	12,393	443,298

		3,940,778

AUTOMOBILES — 0.2%
Winnebago Industries, Inc. (a)	32,331	885,546

BANKS — 9.4%
Bank of the Ozarks, Inc. (b)	38,173	2,598,054
BBCN Bancorp, Inc.	93,289	1,598,973
Boston Private Financial Holdings, Inc. (b)	94,269	1,275,460
Cardinal Financial Corp. (b)	14,375	256,306
City Holding Co.	8,678	389,295
Columbia Banking System, Inc.	41,593	1,186,232
Community Bank System, Inc. (b)	21,487	838,423
CVB Financial Corp. (b)	54,156	861,080
First BanCorp- Puerto Rico (a)	37,108	201,868
First Commonwealth Financial Corp.	60,854	550,120
First Financial Bankshares, Inc. (b)	35,674	2,204,296
First Midwest Bancorp, Inc.	88,521	1,511,939
Glacier Bancorp, Inc. (b)	87,481	2,543,073
Home Bancshares, Inc.	55,845	1,922,185
MB Financial, Inc.	64,559	1,998,747
National Penn Bancshares, Inc.	56,835	593,926
Old National Bancorp	64,176	956,864
PacWest Bancorp (b)	46,744	2,010,459
Pinnacle Financial Partners, Inc.	39,018	1,462,785
PrivateBancorp, Inc.	76,715	2,340,575
Taylor Capital Group, Inc. (a)	10,889	260,465
Texas Capital Bancshares, Inc. (a)(b)	50,276	3,264,923
UMB Financial Corp. (b)	21,615	1,398,490
Umpqua Holdings Corp. (b)	131,804	2,456,827
United Community Banks, Inc. (a)	45,774	888,473
ViewPoint Financial Group	17,276	498,413
Wilshire Bancorp, Inc.	78,745	874,070

		36,942,321

BEVERAGES — 0.6%
Boston Beer Co., Inc. (Class A) (a)(b)	10,353	2,533,690

BIOTECHNOLOGY — 1.2%
Acorda Therapeutics, Inc. (a)	48,546	1,840,379
ArQule, Inc. (a)(b)	33,335	68,337
Emergent Biosolutions, Inc. (a)(b)	12,933	326,817
Ligand Pharmaceuticals, Inc. (Class B) (a)(b)	24,220	1,629,037
Momenta Pharmaceuticals, Inc. (a)(b)	24,936	290,504
Spectrum Pharmaceuticals, Inc. (a)(b)	64,391	504,826

		4,659,900

BUILDING PRODUCTS — 0.7%
AAON, Inc. (b)	32,392	902,765
American Woodmark Corp. (a)	7,077	238,212
Apogee Enterprises, Inc.	33,991	1,129,521
Simpson Manufacturing Co., Inc.	17,869	631,312

		2,901,810

CAPITAL MARKETS — 2.7%
Evercore Partners, Inc. (Class A)	40,805	2,254,476
Financial Engines, Inc. (b)	59,905	3,041,976
HFF, Inc. (Class A)	39,157	1,316,067
Investment Technology Group, Inc. (a)	26,009	525,382
Stifel Financial Corp. (a)	38,482	1,914,864
Virtus Investment Partners, Inc. (a)	8,169	1,414,626

		10,467,391

CHEMICALS — 2.8%
American Vanguard Corp. (b)	29,062	629,192
Balchem Corp.	35,603	1,855,628
Calgon Carbon Corp. (a)	35,005	764,159
Flotek Industries, Inc. (a)(b)	53,605	1,492,899
FutureFuel Corp. (b)	15,868	322,121
H.B. Fuller Co.	58,760	2,836,933
PolyOne Corp.	63,757	2,337,332
Quaker Chemical Corp.	8,240	649,559

		10,887,823

COMMERCIAL SERVICES & SUPPLIES — 1.4%
G & K Services, Inc. (Class A)	11,801	721,867
Healthcare Services Group, Inc. (b)	46,134	1,340,654
Interface, Inc.	28,460	584,853
Mobile Mini, Inc.	48,151	2,087,828
UniFirst Corp.	6,994	768,920

		5,504,122

COMMUNICATIONS EQUIPMENT — 1.9%
Arris Group, Inc. (a)	93,004	2,620,852
CalAmp Corp. (a)(b)	39,371	1,097,270
Harmonic, Inc. (a)	119,543	853,537
Ixia (a)	34,394	429,925
PC-Tel, Inc.	11,393	99,461
Procera Networks, Inc. (a)(b)	9,802	101,843
ViaSat, Inc. (a)(b)	31,383	2,166,682

		7,369,570

CONSTRUCTION & ENGINEERING — 0.4%
Comfort Systems USA, Inc.	24,749	377,175
Dycom Industries, Inc. (a)	39,735	1,256,023

		1,633,198

CONSTRUCTION MATERIALS — 0.4%
Headwaters, Inc. (a)	44,773	591,451
Texas Industries, Inc. (a)	11,211	1,004,730

		1,596,181

CONSUMER FINANCE — 1.8%
Encore Capital Group, Inc. (a)(b)	27,517	1,257,527
First Cash Financial Services, Inc. (a)	33,991	1,715,186

SPDR S&P 600 Small Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Green Dot Corp. (Class A) (a)(b)	11,538	$225,337
Portfolio Recovery Associates, Inc. (a)(b)	58,623	3,391,927
World Acceptance Corp. (a)(b)	7,345	551,462

		7,141,439

CONTAINERS & PACKAGING — 0.1%
Myers Industries, Inc.	13,272	264,378

DISTRIBUTORS — 0.4%
Pool Corp. (b)	28,780	1,764,790

DIVERSIFIED CONSUMER SERVICES — 1.1%
American Public Education, Inc. (a)(b)	20,772	728,682
Capella Education Co. (b)	12,748	805,036
Hillenbrand, Inc.	74,059	2,394,328
ITT Educational Services, Inc. (a)(b)	11,793	338,223

		4,266,269

DIVERSIFIED FINANCIAL SERVICES — 0.7%
MarketAxess Holdings, Inc.	44,402	2,629,486

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
8x8, Inc. (a)(b)	96,018	1,037,955
General Communication, Inc. (Class A) (a)(b)	18,755	213,995
Lumos Networks Corp.	20,231	270,488

		1,522,438

ELECTRICAL EQUIPMENT — 2.1%
AZZ, Inc. (b)	30,015	1,341,070
Brady Corp. (Class A)	19,022	516,447
Encore Wire Corp.	14,706	713,388
EnerSys (b)	55,397	3,838,458
Franklin Electric Co., Inc.	29,041	1,234,824
Powell Industries, Inc.	5,517	357,502
Vicor Corp. (a)	10,291	104,968

		8,106,657

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.8%
Agilysys, Inc. (a)	9,404	126,014
Badger Meter, Inc. (b)	7,936	437,274
Belden, Inc.	51,068	3,554,333
Cognex Corp. (a)	96,866	3,279,883
Coherent, Inc. (a)	16,425	1,073,374
CTS Corp.	23,755	496,004
Daktronics, Inc.	45,450	654,026
DTS, Inc. (a)(b)	10,804	213,487
Electro Scientific Industries, Inc.	8,921	87,872
FARO Technologies, Inc. (a)	20,208	1,071,024
FEI Co.	49,568	5,106,495
Littelfuse, Inc.	13,754	1,287,925
Measurement Specialties, Inc. (a)	17,798	1,207,594
Methode Electronics, Inc. (Class A)	41,864	1,283,550
MTS Systems Corp. (b)	17,963	1,230,286
Newport Corp. (a)	19,812	409,712
OSI Systems, Inc. (a)	10,069	602,730
Rogers Corp. (a)	10,313	643,737

		22,765,320

ENERGY EQUIPMENT & SERVICES — 2.1%
Basic Energy Services, Inc. (a)(b)	16,650	456,377
Bristow Group, Inc.	18,570	1,402,406
C&J Energy Services, Inc. (a)(b)	54,032	1,575,573
Era Group, Inc. (a)	22,267	652,646
Geospace Technologies Corp. (a)(b)	15,402	1,019,150
ION Geophysical Corp. (a)(b)	59,967	252,461
Matrix Service Co. (a)	31,041	1,048,565
Newpark Resources, Inc. (a)	103,124	1,180,770
Tesco Corp. (a)	37,088	686,128

		8,274,076

FOOD & STAPLES RETAILING — 0.7%
Casey’s General Stores, Inc.	23,979	1,620,741
The Andersons, Inc.	17,488	1,035,989

		2,656,730

FOOD PRODUCTS — 1.3%
Annie’s, Inc. (a)	8,769	352,426
B&G Foods, Inc. (b)	31,552	950,031
Calavo Growers, Inc. (b)	7,195	255,998
Darling International, Inc. (a)	125,410	2,510,708
Diamond Foods, Inc. (a)(b)	12,403	433,237
J&J Snack Foods Corp.	7,812	749,718

		5,252,118

HEALTH CARE EQUIPMENT & SUPPLIES — 4.8%
Abaxis, Inc. (a)(b)	11,535	448,481
ABIOMED, Inc. (a)(b)	41,630	1,084,045
Analogic Corp.	6,779	556,624
Anika Therapeutics, Inc. (a)	13,264	545,150
Cantel Medical Corp.	39,284	1,324,656
CryoLife, Inc.	29,499	293,810
Cyberonics, Inc. (a)(b)	28,724	1,874,241
Cynosure, Inc. (Class A) (a)	14,854	435,222
Greatbatch, Inc. (a)	16,878	775,038
Haemonetics Corp. (a)(b)	25,616	834,825
HealthStream, Inc. (a)	24,147	644,725
Integra LifeSciences Holdings Corp. (a)	11,377	523,228
Meridian Bioscience, Inc. (b)	26,652	580,747
Natus Medical, Inc. (a)	33,030	852,174
Neogen Corp. (a)	43,007	1,933,165
NuVasive, Inc. (a)	53,961	2,072,642
SurModics, Inc. (a)	16,078	363,363
West Pharmaceutical Services, Inc.	82,651	3,640,777

		18,782,913

HEALTH CARE PROVIDERS & SERVICES — 2.4%
Air Methods Corp. (a)(b)	41,358	2,209,758
AmSurg Corp. (a)	26,321	1,239,193
Bio-Reference Laboratories, Inc. (a)(b)	12,019	332,686
Corvel Corp. (a)	13,435	668,525
Gentiva Health Services, Inc. (a)	12,331	112,459
Hanger, Inc. (a)	17,777	598,729
IPC The Hospitalist Co. (a)(b)	20,015	982,336
Landauer, Inc. (b)	4,943	224,066
MWI Veterinary Supply, Inc. (a)	15,111	2,351,574
The Ensign Group, Inc.	15,398	671,969

		9,391,295

HEALTH CARE TECHNOLOGY — 1.2%
Computer Programs and Systems, Inc. (b)	6,738	435,275
Medidata Solutions, Inc. (a)	59,773	3,248,065

SPDR S&P 600 Small Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Omnicell, Inc. (a)	41,825	$1,197,031

		4,880,371

HOTELS, RESTAURANTS & LEISURE — 4.5%
Boyd Gaming Corp. (a)(b)	44,357	585,513
Buffalo Wild Wings, Inc. (a)	22,128	3,294,859
Cracker Barrel Old Country Store, Inc. (b)	14,858	1,444,792
DineEquity, Inc.	7,392	577,094
Interval Leisure Group, Inc.	25,787	674,072
Jack in the Box, Inc. (a)	26,141	1,540,751
Monarch Casino & Resort, Inc. (a)	10,976	203,385
Multimedia Games Holding Co., Inc. (a)	34,755	1,009,285
Papa John’s International, Inc.	37,002	1,928,174
Pinnacle Entertainment, Inc. (a)(b)	69,576	1,648,951
Red Robin Gourmet Burgers, Inc. (a)	15,415	1,104,947
Ruth’s Hospitality Group, Inc.	42,456	513,293
Sonic Corp. (a)	61,782	1,408,012
Texas Roadhouse, Inc.	69,390	1,809,691

		17,742,819

HOUSEHOLD DURABLES — 1.5%
Helen of Troy, Ltd. (a)	18,957	1,312,393
iRobot Corp. (a)(b)	19,564	803,102
La-Z-Boy, Inc.	61,499	1,666,623
The Ryland Group, Inc. (b)	33,910	1,354,026
Universal Electronics, Inc. (a)	18,445	708,104

		5,844,248

HOUSEHOLD PRODUCTS — 0.3%
WD-40 Co.	16,925	1,312,872

INSURANCE — 1.1%
AMERISAFE, Inc.	15,178	666,466
eHealth, Inc. (a)	22,011	1,118,159
Employers Holdings, Inc.	36,785	744,161
HCI Group, Inc. (b)	11,887	432,687
RLI Corp. (b)	20,698	915,679
Universal Insurance Holdings, Inc. (b)	25,146	319,354

		4,196,506

INTERNET & CATALOG RETAIL — 0.2%
Blue Nile, Inc. (a)(b)	8,246	286,961
NutriSystem, Inc.	17,538	264,298
PetMed Express, Inc. (b)	9,452	126,751

		678,010

INTERNET SOFTWARE & SERVICES — 3.7%
Blucora, Inc. (a)(b)	49,533	975,305
comScore, Inc. (a)	38,260	1,254,545
Dealertrack Technologies, Inc. (a)	51,829	2,549,469
Dice Holdings, Inc. (a)	26,388	196,855
Digital River, Inc. (a)	13,468	234,747
j2 Global, Inc. (b)	52,199	2,612,560
LivePerson, Inc. (a)(b)	25,092	302,861
LogMeIn, Inc. (a)(b)	26,691	1,198,159
NIC, Inc.	70,430	1,360,003
OpenTable, Inc. (a)(b)	27,516	2,116,806
Perficient, Inc. (a)	39,903	723,042
QuinStreet, Inc. (a)	10,741	71,320
Stamps.com, Inc. (a)	16,922	567,902
XO Group, Inc. (a)	28,166	285,603

		14,449,177

IT SERVICES — 2.8%
Cardtronics, Inc. (a)	52,289	2,031,428
CSG Systems International, Inc.	24,909	648,630
ExlService Holdings, Inc. (a)	16,471	509,119
Forrester Research, Inc.	7,864	281,924
Heartland Payment Systems, Inc. (b)	23,047	955,298
Higher One Holdings, Inc. (a)	13,206	95,479
iGate Corp. (a)	34,429	1,085,891
MAXIMUS, Inc.	79,840	3,581,623
Sykes Enterprises, Inc. (a)	23,874	474,376
TeleTech Holdings, Inc. (a)	9,731	238,507
Virtusa Corp. (a)	30,283	1,014,783

		10,917,058

LEISURE PRODUCTS — 0.5%
Arctic Cat, Inc.	15,559	743,565
Sturm Ruger & Co, Inc. (b)	22,729	1,359,194

		2,102,759

LIFE SCIENCES TOOLS & SERVICES — 0.9%
Affymetrix, Inc. (a)(b)	40,835	291,153
Cambrex Corp. (a)	35,303	666,168
Luminex Corp. (a)(b)	22,345	404,668
PAREXEL International Corp. (a)	38,519	2,083,493

		3,445,482

MACHINERY — 3.0%
Actuant Corp. (Class A)	30,481	1,040,926
Albany International Corp. (Class A)	13,283	472,078
Barnes Group, Inc.	32,198	1,238,657
CIRCOR International, Inc.	20,712	1,518,811
EnPro Industries, Inc. (a)(b)	9,496	690,074
Federal Signal Corp. (a)	73,733	1,098,622
John Bean Technologies Corp.	18,775	580,148
Lindsay Corp. (b)	7,180	633,132
Lydall, Inc. (a)	10,281	235,126
Tennant Co.	13,880	910,806
The Toro Co.	39,224	2,478,565
Watts Water Technologies, Inc. (Class A)	13,638	800,414

		11,697,359

MEDIA — 0.7%
Live Nation Entertainment, Inc. (a)	93,509	2,033,821
The E.W. Scripps Co. (Class A) (a)	35,750	633,490

		2,667,311

METALS & MINING — 1.5%
AK Steel Holding Corp. (a)(b)	56,178	405,605
Globe Specialty Metals, Inc.	35,401	737,049
RTI International Metals, Inc. (a)	21,988	610,826
Stillwater Mining Co. (a)(b)	52,443	776,681
SunCoke Energy, Inc. (a)	38,725	884,479
US Silica Holdings, Inc. (b)	62,928	2,401,962

		5,816,602

MULTILINE RETAIL — 0.1%
Tuesday Morning Corp. (a)(b)	18,037	255,224

OIL, GAS & CONSUMABLE FUELS — 2.0%
Carrizo Oil & Gas, Inc. (a)	48,645	2,600,562
Forest Oil Corp. (a)(b)	54,168	103,461

SPDR S&P 600 Small Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Northern Oil and Gas, Inc. (a)(b)	65,947	$964,145
PDC Energy, Inc. (a)	19,685	1,225,588
Penn Virginia Corp. (a)(b)	31,743	555,185
PetroQuest Energy, Inc. (a)	19,902	113,441
Stone Energy Corp. (a)	58,467	2,453,860

		8,016,242

PAPER & FOREST PRODUCTS — 0.9%
Deltic Timber Corp.	5,319	346,958
KapStone Paper and Packaging Corp. (a)	94,436	2,723,534
Schweitzer-Mauduit International, Inc.	14,901	634,634

		3,705,126

PERSONAL PRODUCTS — 0.2%
Inter Parfums, Inc.	20,081	727,133

PHARMACEUTICALS — 2.6%
Akorn, Inc. (a)(b)	83,761	1,842,742
Hi-Tech Pharmacal Co., Inc. (a)(b)	6,454	279,652
Prestige Brands Holdings, Inc. (a)	60,871	1,658,735
Questcor Pharmaceuticals, Inc. (b)	65,433	4,248,564
The Medicines Co. (a)(b)	76,021	2,160,517

		10,190,210

PROFESSIONAL SERVICES — 1.4%
Exponent, Inc.	9,241	693,629
Navigant Consulting, Inc. (a)	34,735	648,155
On Assignment, Inc. (a)	54,554	2,105,239
TrueBlue, Inc. (a)	31,604	924,733
WageWorks, Inc. (a)	22,154	1,243,061

		5,614,817

REAL ESTATE INVESTMENT TRUSTS — 4.8%
Acadia Realty Trust	22,473	592,838
American Assets Trust, Inc.	20,842	703,209
Associated Estates Realty Corp.	22,351	378,626
Coresite Realty Corp. (b)	25,369	786,439
DiamondRock Hospitality Co.	114,839	1,349,358
EastGroup Properties, Inc. (b)	16,390	1,031,095
Inland Real Estate Corp.	68,602	723,751
LaSalle Hotel Properties	59,893	1,875,250
Lexington Realty Trust (b)	79,531	867,683
LTC Properties, Inc.	15,490	582,889
Medical Properties Trust, Inc.	134,012	1,714,014
Parkway Properties, Inc.	33,937	619,350
Post Properties, Inc.	23,045	1,131,510
PS Business Parks, Inc.	12,114	1,012,973
Sabra Healthcare REIT, Inc.	45,771	1,276,553
Saul Centers, Inc.	7,075	335,072
Sovran Self Storage, Inc.	16,451	1,208,326
Tanger Factory Outlet Centers, Inc.	56,037	1,961,295
Universal Health Realty Income Trust	8,652	365,460
Urstadt Biddle Properties, Inc. (Class A)	10,046	207,550

		18,723,241

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
Forestar Group, Inc. (a)(b)	40,364	718,479

ROAD & RAIL — 0.9%
Arkansas Best Corp.	14,520	536,514
Heartland Express, Inc. (b)	28,812	653,744
Knight Transportation, Inc. (b)	28,609	661,726
Roadrunner Transportation Systems, Inc. (a)	19,464	491,272
Saia, Inc. (a)	28,787	1,099,951

		3,443,207

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.4%
Advanced Energy Industries, Inc. (a)	44,346	1,086,477
ATMI, Inc. (a)	16,289	553,989
Cabot Microelectronics Corp. (a)	11,745	516,780
CEVA, Inc. (a)	8,216	144,273
Cirrus Logic, Inc. (a)(b)	30,963	615,235
DSP Group, Inc. (a)	11,204	96,803
Entropic Communications, Inc. (a)	36,151	147,858
Exar Corp. (a)	27,972	334,265
GT Advanced Technologies, Inc. (a)(b)	89,046	1,518,234
Hittite Microwave Corp.	15,698	989,602
Kopin Corp. (a)(b)	23,996	90,705
Microsemi Corp. (a)	66,415	1,662,367
Monolithic Power Systems, Inc. (a)	21,917	849,722
Nanometrics, Inc. (a)(b)	9,289	166,923
Power Integrations, Inc.	21,677	1,425,913
Synaptics, Inc. (a)(b)	41,793	2,508,416
Tessera Technologies, Inc.	22,634	534,841
Ultratech, Inc. (a)(b)	11,179	326,315

		13,568,718

SOFTWARE — 4.3%
Blackbaud, Inc.	54,143	1,694,676
Bottomline Technologies, Inc. (a)(b)	21,372	751,226
EPIQ Systems, Inc.	25,479	347,279
Interactive Intelligence Group (a)	18,514	1,342,265
Manhattan Associates, Inc. (a)	89,820	3,146,395
MicroStrategy, Inc. (a)	10,590	1,221,980
Monotype Imaging Holdings, Inc.	46,068	1,388,490
Netscout Systems, Inc. (a)	21,305	800,642
Progress Software Corp. (a)	26,428	576,130
Quality Systems, Inc. (b)	27,414	462,748
Synchronoss Technologies, Inc. (a)(b)	35,850	1,229,296
Take-Two Interactive Software, Inc. (a)	39,374	863,472
Tangoe, Inc. (a)(b)	16,439	305,601
Tyler Technologies, Inc. (a)	33,990	2,844,283

		16,974,483

SPECIALTY RETAIL — 3.5%
Francesca’s Holdings Corp. (a)(b)	49,672	901,050
Haverty Furniture Cos., Inc.	10,893	323,522
Hibbett Sports, Inc. (a)(b)	15,602	825,034
Jos. A. Bank Clothiers, Inc. (a)	11,686	751,410
Kirkland’s, Inc. (a)	17,670	326,718
Lithia Motors, Inc. (Class A)	26,501	1,761,256
Lumber Liquidators Holdings, Inc. (a)(b)	32,234	3,023,549
MarineMax, Inc. (a)(b)	28,926	439,386
Monro Muffler Brake, Inc. (b)	22,123	1,258,356
Outerwall, Inc. (a)(b)	15,434	1,118,965
Select Comfort Corp. (a)(b)	21,852	395,084
The Buckle, Inc. (b)	13,297	609,003
The Men’s Wearhouse, Inc.	26,224	1,284,452
Zale Corp. (a)	20,539	429,470

SPDR S&P 600 Small Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Zumiez, Inc. (a)(b)	15,062	$365,103

		13,812,358

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.6%
Electronics for Imaging, Inc. (a)	55,185	2,390,062
Intevac, Inc. (a)	9,736	94,439

		2,484,501

TEXTILES, APPAREL & LUXURY GOODS — 2.7%
G-III Apparel Group, Ltd. (a)	10,371	742,356
Iconix Brand Group, Inc. (a)(b)	56,994	2,238,154
Movado Group, Inc.	21,184	964,931
Oxford Industries, Inc.	10,529	823,368
Steven Madden, Ltd. (a)	68,577	2,467,401
Wolverine World Wide, Inc. (b)	118,463	3,382,119

		10,618,329

THRIFTS & MORTGAGE FINANCE — 0.6%
Bank Mutual Corp.	30,318	192,216
BofI Holding, Inc. (a)	14,420	1,236,515
Oritani Financial Corp.	46,648	737,505
TrustCo Bank Corp. NY (b)	39,490	278,010

		2,444,246

TRADING COMPANIES & DISTRIBUTORS — 0.3%
DXP Enterprises, Inc. (a)	12,468	1,183,587

WATER UTILITIES — 0.1%
American States Water Co.	18,619	601,207

WIRELESS TELECOMMUNICATION SERVICES — 0.0% (c)
NTELOS Holdings Corp. (b)	6,564	88,614

TOTAL COMMON STOCKS —
(Cost $321,110,973)		392,183,252

SHORT TERM INVESTMENTS — 20.1%
MONEY MARKET FUNDS — 20.1%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	78,052,939	78,052,939
State Street Institutional Liquid Reserves Fund 0.08% (e)(f)	891,095	891,095

TOTAL SHORT TERM INVESTMENTS —
(Cost $78,944,034)		78,944,034

TOTAL INVESTMENTS — 119.8% (g)
(Cost $400,055,007)		471,127,286
OTHER ASSETS & LIABILITIES — (19.8)%		(77,882,663)

NET ASSETS — 100.0%		$393,244,623

(a)	Non-income producing security
(b)	A portion of the security was on loan at March 31, 2014.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Investments of cash collateral for securities loaned
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments).
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (See accompanying Notes to Schedules of Investments).
REIT = Real Estate Investment Trust

SPDR S&P 600 Small Cap Value ETF
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 3.0%
AAR Corp.	30,575	$793,421
Aerovironment, Inc. (a)(b)	9,319	375,090
American Science & Engineering, Inc.	3,998	268,546
Cubic Corp.	16,131	823,810
Curtiss-Wright Corp.	36,982	2,349,836
Engility Holdings, Inc. (a)	13,353	601,553
Moog, Inc. (Class A) (a)	13,685	896,504
National Presto Industries, Inc.	3,758	293,274
Orbital Sciences Corp. (a)	25,714	717,421
Teledyne Technologies, Inc. (a)	13,047	1,269,864

		8,389,319

AIR FREIGHT & LOGISTICS — 0.8%
Atlas Air Worldwide Holdings, Inc. (a)	19,298	680,641
Forward Air Corp.	12,313	567,752
HUB Group, Inc. (Class A) (a)(b)	26,915	1,076,331

		2,324,724

AIRLINES — 0.2%
SkyWest, Inc.	39,736	507,031

AUTO COMPONENTS — 0.3%
Spartan Motors, Inc. (b)	25,315	130,119
Standard Motor Products, Inc.	7,875	281,689
Superior Industries International, Inc.	18,124	371,361

		783,169

BANKS — 6.4%
Banner Corp.	15,134	623,672
Cardinal Financial Corp.	13,566	241,882
City Holding Co.	6,434	288,629
Columbia Banking System, Inc.	12,284	350,340
Community Bank System, Inc. (b)	17,183	670,481
CVB Financial Corp. (b)	37,021	588,634
F.N.B. Corp. (b)	127,942	1,714,423
First BanCorp- Puerto Rico (a)	51,571	280,546
First Commonwealth Financial Corp.	33,308	301,104
First Financial Bancorp	44,452	799,247
Hanmi Financial Corp.	24,547	571,945
Independent Bank Corp.-Massachusetts (b)	18,361	722,873
National Penn Bancshares, Inc.	50,774	530,588
NBT Bancorp, Inc.	34,043	832,692
Old National Bancorp	35,089	523,177
S&T Bancorp, Inc. (b)	22,926	543,346
Simmons First National Corp.	12,468	464,682
Sterling Bancorp	61,000	772,260
Susquehanna Bancshares, Inc.	144,802	1,649,295
Taylor Capital Group, Inc. (a)	4,408	105,439
Tompkins Financial Corp.	9,070	444,067
UMB Financial Corp.	14,778	956,137
United Bankshares, Inc.	48,331	1,479,895
ViewPoint Financial Group	16,386	472,736
Wintrust Financial Corp.	35,671	1,735,751

		17,663,841

BIOTECHNOLOGY — 0.2%
ArQule, Inc. (a)(b)	19,422	39,815
Emergent Biosolutions, Inc. (a)(b)	13,788	348,423
Momenta Pharmaceuticals, Inc. (a)(b)	19,208	223,773

		612,011

BUILDING PRODUCTS — 1.1%
American Woodmark Corp. (a)	4,434	149,248
Gibraltar Industries, Inc. (a)	22,224	419,367
Griffon Corp.	34,222	408,611
Quanex Building Products Corp. (b)	28,750	594,550
Simpson Manufacturing Co., Inc.	20,078	709,356
Universal Forest Products, Inc.	15,427	853,730

		3,134,862

CAPITAL MARKETS — 1.0%
Calamos Asset Management, Inc. (Class A)	14,614	188,959
FXCM, Inc. (Class A) (b)	27,926	412,467
Investment Technology Group, Inc. (a)	10,983	221,856
Piper Jaffray Co., Inc. (a)	12,556	575,065
Stifel Financial Corp. (a)	21,238	1,056,803
SWS Group, Inc. (a)	21,879	163,655

		2,618,805

CHEMICALS — 3.1%
A. Schulman, Inc.	22,538	817,228
Calgon Carbon Corp. (a)	19,439	424,353
FutureFuel Corp. (b)	6,960	141,288
Hawkins, Inc. (b)	7,330	269,304
Innophos Holdings, Inc.	17,242	977,621
Koppers Holdings, Inc.	15,724	648,300
Kraton Performance Polymers, Inc. (a)	25,537	667,537
LSB Industries, Inc. (a)	14,842	555,388
OM Group, Inc.	24,687	820,102
PolyOne Corp.	31,510	1,155,157
Quaker Chemical Corp.	4,776	376,492
Stepan Co.	14,678	947,612
Tredegar Corp.	19,473	448,074
Zep, Inc.	17,581	311,184

		8,559,640

COMMERCIAL SERVICES & SUPPLIES — 3.1%
ABM Industries, Inc.	40,171	1,154,515
G & K Services, Inc. (Class A)	7,697	470,825
Healthcare Services Group, Inc. (b)	23,762	690,524
Interface, Inc.	26,653	547,719
Tetra Tech, Inc. (a)(b)	50,174	1,484,649
The Geo Group, Inc.	55,672	1,794,865
UniFirst Corp.	7,209	792,557
United Stationers, Inc. (b)	30,629	1,257,933
Viad Corp.	15,627	375,673

		8,569,260

COMMUNICATIONS EQUIPMENT — 1.6%
Arris Group, Inc. (a)	30,098	848,162
Bel Fuse, Inc. (Class B)	7,567	165,717
Black Box Corp.	12,249	298,141
Comtech Telecommunications Corp.	11,843	377,318
Digi International, Inc. (a)	19,960	202,594
Ixia (a)	20,942	261,775
Netgear, Inc. (a)(b)	28,352	956,313
Oplink Communications, Inc. (a)	13,880	249,285
PC-Tel, Inc.	6,106	53,305
Procera Networks, Inc. (a)(b)	9,226	95,858
ViaSat, Inc. (a)(b)	12,148	838,698

		4,347,166

SPDR S&P 600 Small Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

CONSTRUCTION & ENGINEERING — 1.3%
Aegion Corp. (a)(b)	29,740	$752,720
Comfort Systems USA, Inc.	12,716	193,792
EMCOR Group, Inc.	51,727	2,420,306
Orion Marine Group, Inc. (a)	20,986	263,794

		3,630,612

CONSTRUCTION MATERIALS — 0.4%
Headwaters, Inc. (a)	27,130	358,387
Texas Industries, Inc. (a)	9,328	835,976

		1,194,363

CONSUMER FINANCE — 0.6%
Cash America International, Inc. (b)	21,715	840,805
Ezcorp, Inc. (Class A) (a)	41,761	450,601
Green Dot Corp. (Class A) (a)(b)	8,883	173,485
World Acceptance Corp. (a)(b)	3,311	248,590

		1,713,481

CONTAINERS & PACKAGING — 0.1%
Myers Industries, Inc.	11,586	230,793

DISTRIBUTORS — 0.4%
Pool Corp. (b)	15,982	980,016
VOXX International Corp. (a)	15,057	205,980

		1,185,996

DIVERSIFIED CONSUMER SERVICES — 0.6%
Career Education Corp. (a)(b)	44,133	329,232
ITT Educational Services, Inc. (a)(b)	6,541	187,596
Regis Corp. (b)	33,746	462,320
Strayer Education, Inc. (a)	8,316	386,112
Universal Technical Institute, Inc.	16,545	214,258

		1,579,518

DIVERSIFIED FINANCIAL SERVICES — 0.3%
Interactive Brokers Group, Inc. (Class A)	37,118	804,347

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.5%
Atlantic Tele-Network, Inc.	7,697	507,386
Cbeyond, Inc. (a)	21,982	159,370
Cincinnati Bell, Inc. (a)(b)	161,122	557,482
General Communication, Inc. (Class A) (a)	11,002	125,533

		1,349,771

ELECTRIC UTILITIES — 2.2%
ALLETE, Inc. (b)	29,354	1,538,737
El Paso Electric Co.	31,202	1,114,847
UIL Holdings Corp. (b)	43,608	1,605,210
UNS Energy Corp. (b)	32,163	1,930,745

		6,189,539

ELECTRICAL EQUIPMENT — 0.6%
Brady Corp. (Class A)	23,962	650,568
Encore Wire Corp.	4,648	225,474
Franklin Electric Co., Inc.	11,178	475,289
Powell Industries, Inc.	3,534	229,003
Vicor Corp. (a)	6,993	71,329

		1,651,663

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.2%
Agilysys, Inc. (a)	4,279	57,339
Anixter International, Inc.	20,598	2,091,109
Badger Meter, Inc. (b)	5,862	322,996
Benchmark Electronics, Inc. (a)	41,434	938,480
Checkpoint Systems, Inc. (a)	32,095	430,715
Coherent, Inc. (a)	8,429	550,835
CTS Corp.	10,438	217,945
DTS, Inc. (a)(b)	6,591	130,238
Electro Scientific Industries, Inc.	13,661	134,561
II-VI, Inc. (a)	42,144	650,282
Insight Enterprises, Inc. (a)	32,080	805,529
Littelfuse, Inc.	8,352	782,081
Mercury Computer Systems, Inc. (a)	25,751	340,171
Newport Corp. (a)	17,263	356,999
OSI Systems, Inc. (a)	7,958	476,366
Park Electrochemical Corp. (b)	16,119	481,475
Plexus Corp. (a)	26,198	1,049,754
Rofin-Sinar Technologies, Inc. (a)	21,823	522,879
Rogers Corp. (a)	6,995	436,628
Sanmina Corp. (a)	63,939	1,115,736
Scansource, Inc. (a)	22,089	900,568
SYNNEX Corp. (a)	20,410	1,237,050
TTM Technologies, Inc. (a)	42,210	356,674

		14,386,410

ENERGY EQUIPMENT & SERVICES — 2.8%
Basic Energy Services, Inc. (a)(b)	9,670	265,055
Bristow Group, Inc.	15,982	1,206,961
Exterran Holdings, Inc.	45,362	1,990,484
Gulf Island Fabrication, Inc.	9,403	203,199
Hornbeck Offshore Services, Inc. (a)	25,089	1,048,971
ION Geophysical Corp. (a)(b)	56,914	239,608
Pioneer Energy Services Corp. (a)	48,346	626,081
SEACOR Holdings, Inc. (a)(b)	14,687	1,269,250
Tetra Technologies, Inc. (a)	60,922	779,802

		7,629,411

FOOD & STAPLES RETAILING — 0.8%
Casey’s General Stores, Inc.	13,936	941,934
Spartan Stores, Inc.	29,183	677,338
The Andersons, Inc.	8,996	532,923

		2,152,195

FOOD PRODUCTS — 2.9%
Annie’s, Inc. (a)(b)	7,245	291,176
B&G Foods, Inc.	20,653	621,862
Cal-Maine Foods, Inc. (b)	11,583	727,181
Calavo Growers, Inc. (b)	5,977	212,662
Darling International, Inc. (a)	44,460	890,089
Diamond Foods, Inc. (a)(b)	8,780	306,685
J&J Snack Foods Corp.	6,195	594,534
Sanderson Farms, Inc. (b)	15,683	1,230,959
Seneca Foods Corp. (a)	5,389	169,646
Snyders-Lance, Inc.	37,794	1,065,413
TreeHouse Foods, Inc. (a)	28,140	2,025,798

		8,136,005

GAS UTILITIES — 3.3%
New Jersey Resources Corp. (b)	32,556	1,621,289
Northwest Natural Gas Co. (b)	21,130	929,931
Piedmont Natural Gas Co., Inc.	60,243	2,132,000
South Jersey Industries, Inc.	25,141	1,410,159
Southwest Gas Corp.	35,870	1,917,251

SPDR S&P 600 Small Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

The Laclede Group, Inc.	23,544	$1,110,100

		9,120,730

HEALTH CARE EQUIPMENT & SUPPLIES — 2.0%
Abaxis, Inc. (a)(b)	8,572	333,279
Analogic Corp.	5,100	418,761
CONMED Corp.	21,057	914,927
Cynosure, Inc. (Class A) (a)	5,314	155,700
Greatbatch, Inc. (a)	7,700	353,584
Haemonetics Corp. (a)(b)	23,114	753,285
ICU Medical, Inc. (a)	10,296	616,524
Integra LifeSciences Holdings Corp. (a)	10,721	493,059
Invacare Corp.	22,307	425,395
Meridian Bioscience, Inc. (b)	14,677	319,812
Merit Medical Systems, Inc. (a)	31,479	450,150
Symmetry Medical, Inc. (a)	28,800	289,728

		5,524,204

HEALTH CARE PROVIDERS & SERVICES — 4.1%
Almost Family, Inc. (a)	6,335	146,339
Amedisys, Inc. (a)(b)	25,115	373,962
AMN Healthcare Services, Inc. (a)	35,605	489,213
AmSurg Corp. (a)	7,714	363,175
Bio-Reference Laboratories, Inc. (a)(b)	10,852	300,383
Centene Corp. (a)	44,500	2,770,125
Chemed Corp. (b)	13,806	1,234,947
Cross Country Healthcare, Inc. (a)	20,727	167,267
Gentiva Health Services, Inc. (a)	13,803	125,883
Hanger, Inc. (a)	15,302	515,371
Healthways, Inc. (a)(b)	27,183	465,917
Kindred Healthcare, Inc.	41,796	978,862
Landauer, Inc.	4,012	181,864
LHC Group, Inc. (a)	9,314	205,467
Magellan Health Services, Inc. (a)	21,161	1,255,905
Molina Healthcare, Inc. (a)(b)	22,303	837,701
PharMerica Corp. (a)	22,725	635,846
The Ensign Group, Inc.	5,191	226,535

		11,274,762

HEALTH CARE TECHNOLOGY — 0.1%
Computer Programs and Systems, Inc. (b)	3,643	235,338

HOTELS, RESTAURANTS & LEISURE — 2.2%
Biglari Holdings, Inc. (a)	1,126	548,914
BJ’s Restaurants, Inc. (a)(b)	19,190	627,705
Boyd Gaming Corp. (a)(b)	29,240	385,968
Cracker Barrel Old Country Store, Inc. (b)	8,641	840,251
DineEquity, Inc.	7,675	599,187
Interval Leisure Group, Inc.	13,780	360,209
Jack in the Box, Inc. (a)	15,204	896,124
Marcus Corp.	13,916	232,397
Marriott Vacations Worldwide Corp. (a)	23,104	1,291,744
Ruby Tuesday, Inc. (a)	44,124	247,536

		6,030,035

HOUSEHOLD DURABLES — 1.7%
Blyth, Inc. (b)	6,525	70,013
Ethan Allen Interiors, Inc.	20,178	513,530
Helen of Troy, Ltd. (a)	8,051	557,371
iRobot Corp. (a)(b)	9,652	396,215
M/I Homes, Inc. (a)	18,878	423,245
Meritage Homes Corp. (a)	28,230	1,182,272
Standard Pacific Corp. (a)(b)	115,890	963,046
The Ryland Group, Inc. (b)	13,566	541,690

		4,647,382

HOUSEHOLD PRODUCTS — 0.1%
Central Garden & Pet Co. (Class A) (a)(b)	32,175	266,087

INSURANCE — 2.8%
AMERISAFE, Inc.	4,401	193,248
Horace Mann Educators Corp.	31,647	917,763
Infinity Property & Casualty Corp.	8,868	599,743
Meadowbrook Insurance Group, Inc. (b)	36,079	210,341
ProAssurance Corp.	46,683	2,078,794
RLI Corp. (b)	12,928	571,935
Safety Insurance Group, Inc.	9,887	532,415
Selective Insurance Group, Inc.	43,710	1,019,317
Stewart Information Services Corp.	16,172	568,122
The Navigators Group, Inc. (a)	8,162	501,065
Tower Group International, Ltd. (b)	30,133	81,359
United Fire Group, Inc.	16,678	506,177
Universal Insurance Holdings, Inc. (b)	5,900	74,930

		7,855,209

INTERNET & CATALOG RETAIL — 0.3%
Blue Nile, Inc. (a)(b)	4,236	147,413
FTD Cos., Inc. (a)(b)	14,288	454,501
NutriSystem, Inc.	10,208	153,835
PetMed Express, Inc. (b)	9,574	128,387

		884,136

INTERNET SOFTWARE & SERVICES — 0.6%
Dice Holdings, Inc. (a)	11,606	86,581
Digital River, Inc. (a)	12,774	222,651
Liquidity Services, Inc. (a)(b)	19,960	519,958
LivePerson, Inc. (a)(b)	20,944	252,794
Monster Worldwide, Inc. (a)	73,996	553,490
QuinStreet, Inc. (a)	14,885	98,836

		1,734,310

IT SERVICES — 1.3%
CACI International, Inc. (Class A) (a)(b)	18,164	1,340,503
CIBER, Inc. (a)	51,517	235,948
CSG Systems International, Inc.	9,993	260,218
ExlService Holdings, Inc. (a)	12,914	399,172
Forrester Research, Inc.	4,393	157,489
Heartland Payment Systems, Inc. (b)	13,097	542,870
Higher One Holdings, Inc. (a)	16,053	116,063
Sykes Enterprises, Inc. (a)	14,582	289,744
TeleTech Holdings, Inc. (a)	8,133	199,340

		3,541,347

LEISURE PRODUCTS — 0.3%
Callaway Golf Co. (b)	59,732	610,461
JAKKS Pacific, Inc.	13,129	94,791

		705,252

SPDR S&P 600 Small Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

LIFE SCIENCES TOOLS & SERVICES — 0.5%
Affymetrix, Inc. (a)(b)	28,947	$206,392
Luminex Corp. (a)(b)	14,108	255,496
PAREXEL International Corp. (a)	18,340	992,011

		1,453,899

MACHINERY — 4.0%
Actuant Corp. (Class A)	35,972	1,228,444
Albany International Corp. (Class A)	13,091	465,254
Astec Industries, Inc.	14,488	636,168
Barnes Group, Inc.	15,168	583,513
Briggs & Stratton Corp. (b)	36,320	808,120
EnPro Industries, Inc. (a)(b)	10,199	741,161
ESCO Technologies, Inc.	20,489	721,008
John Bean Technologies Corp.	8,865	273,928
Lindsay Corp. (b)	5,414	477,407
Lydall, Inc. (a)	5,968	136,488
Mueller Industries, Inc.	43,692	1,310,323
Standex International Corp.	9,874	529,049
Tennant Co.	5,129	336,565
The Toro Co.	17,822	1,126,172
Titan International, Inc. (b)	41,445	787,041
Watts Water Technologies, Inc. (Class A)	13,086	768,017

		10,928,658

MARINE — 0.3%
Matson, Inc.	33,200	819,708

MEDIA — 0.8%
Harte-Hanks, Inc.	33,357	294,876
Live Nation Entertainment, Inc. (a)	48,735	1,059,986
Scholastic Corp. (b)	19,966	688,428
Sizmek, Inc. (a)	18,111	192,520

		2,235,810

METALS & MINING — 2.4%
A.M. Castle & Co. (a)(b)	12,841	188,634
AK Steel Holding Corp. (a)(b)	68,636	495,552
AMCOL International Corp. (b)	19,298	883,462
Century Aluminum Co. (a)	39,612	523,275
Globe Specialty Metals, Inc.	27,122	564,680
Haynes International, Inc.	9,543	515,322
Kaiser Aluminum Corp. (b)	13,879	991,238
Materion Corp.	15,961	541,557
Olympic Steel, Inc.	7,054	202,450
RTI International Metals, Inc. (a)	9,018	250,520
Stillwater Mining Co. (a)(b)	58,238	862,505
SunCoke Energy, Inc. (a)	28,538	651,808

		6,671,003

MULTI-UTILITIES — 1.0%
Avista Corp. (b)	46,385	1,421,700
NorthWestern Corp.	30,108	1,428,023

		2,849,723

MULTILINE RETAIL — 0.3%
Fred’s, Inc. (Class A)	26,430	476,005
Tuesday Morning Corp. (a)(b)	16,382	231,805

		707,810

OIL, GAS & CONSUMABLE FUELS — 2.3%
Approach Resources, Inc. (a)(b)	27,201	568,773
Arch Coal, Inc. (b)	164,382	792,321
Cloud Peak Energy, Inc. (a)	47,007	993,728
Comstock Resources, Inc. (b)	34,306	783,892
Contango Oil & Gas Co. (a)	11,783	562,521
Forest Oil Corp. (a)(b)	55,596	106,188
Green Plains Renewable Energy, Inc. (b)	20,642	618,434
PDC Energy, Inc. (a)	14,585	908,062
Penn Virginia Corp. (a)	20,064	350,920
PetroQuest Energy, Inc. (a)	30,333	172,898
Swift Energy Co. (a)(b)	33,497	360,428

		6,218,165

PAPER & FOREST PRODUCTS — 1.7%
Boise Cascade Co. (a)	24,354	697,499
Clearwater Paper Corp. (a)	16,162	1,012,872
Deltic Timber Corp.	4,992	325,628
Neenah Paper, Inc.	12,521	647,586
P.H. Glatfelter Co.	33,348	907,733
Schweitzer-Mauduit International, Inc.	13,824	588,764
Wausau Paper Corp. (b)	38,935	495,643

		4,675,725

PERSONAL PRODUCTS — 0.1%
Medifast, Inc. (a)(b)	9,876	287,293

PHARMACEUTICALS — 0.5%
Hi-Tech Pharmacal Co., Inc. (a)(b)	4,111	178,130
Impax Laboratories, Inc. (a)	50,124	1,324,276

		1,502,406

PROFESSIONAL SERVICES — 1.6%
CDI Corp.	11,153	191,274
Exponent, Inc.	3,948	296,337
Heidrick & Struggles International, Inc.	12,604	252,962
Insperity, Inc.	17,463	541,004
Kelly Services, Inc. (Class A)	21,151	501,913
Korn/Ferry International (a)	38,742	1,153,349
Navigant Consulting, Inc. (a)	15,720	293,335
Resources Connection, Inc.	30,766	433,493
TrueBlue, Inc. (a)	11,107	324,991
WageWorks, Inc. (a)	8,647	485,183

		4,473,841

REAL ESTATE INVESTMENT TRUSTS — 8.7%
Acadia Realty Trust	28,367	748,321
Agree Realty Corp.	11,514	350,141
American Assets Trust, Inc.	13,038	439,902
Associated Estates Realty Corp.	29,791	504,659
Capstead Mortgage Corp. (b)	73,948	936,182
Cedar Realty Trust, Inc.	52,024	317,867
Cousins Properties, Inc.	142,542	1,634,957
DiamondRock Hospitality Co.	75,474	886,819
EastGroup Properties, Inc. (b)	13,191	829,846
EPR Properties	40,905	2,183,918
Franklin Street Properties Corp.	67,452	849,895
Getty Realty Corp. (b)	20,653	390,135
Government Properties Income Trust (b)	42,300	1,065,960
Healthcare Realty Trust, Inc.	74,193	1,791,761
Inland Real Estate Corp.	20,098	212,034
Kite Realty Group Trust	101,215	607,290
LaSalle Hotel Properties	41,007	1,283,929

SPDR S&P 600 Small Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Lexington Realty Trust (b)	105,581	$1,151,889
LTC Properties, Inc.	16,915	636,511
Medical Properties Trust, Inc.	43,396	555,035
Parkway Properties, Inc.	33,496	611,302
Pennsylvania Real Estate Investment Trust	53,472	965,170
Post Properties, Inc.	26,906	1,321,085
PS Business Parks, Inc.	7,715	645,128
Saul Centers, Inc.	4,978	235,758
Sovran Self Storage, Inc.	14,319	1,051,731
Tanger Factory Outlet Centers, Inc.	36,968	1,293,880
Universal Health Realty Income Trust	4,232	178,760
Urstadt Biddle Properties, Inc. (Class A)	12,772	263,869

		23,943,734

ROAD & RAIL — 0.6%
Arkansas Best Corp.	9,168	338,758
Heartland Express, Inc. (b)	19,741	447,923
Knight Transportation, Inc.	27,940	646,252
Roadrunner Transportation Systems, Inc. (a)(b)	6,766	170,774

		1,603,707

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.4%
ATMI, Inc. (a)	14,825	504,198
Brooks Automation, Inc.	51,568	563,638
Cabot Microelectronics Corp. (a)	11,127	489,588
CEVA, Inc. (a)	11,454	201,132
Cirrus Logic, Inc. (a)	28,374	563,791
Cohu, Inc.	17,598	189,002
Diodes, Inc. (a)	28,137	734,938
DSP Group, Inc. (a)	9,778	84,482
Entropic Communications, Inc. (a)(b)	45,900	187,731
Exar Corp. (a)	17,684	211,324
GT Advanced Technologies, Inc. (a)(b)	46,004	784,368
Hittite Microwave Corp.	14,010	883,190
Kopin Corp. (a)	30,461	115,143
Kulicke & Soffa Industries, Inc. (a)	58,810	741,594
Micrel, Inc.	35,351	391,689
Microsemi Corp. (a)	29,082	727,922
MKS Instruments, Inc.	41,214	1,231,886
Monolithic Power Systems, Inc. (a)	12,692	492,069
Nanometrics, Inc. (a)	10,848	194,939
Pericom Semiconductor Corp. (a)	16,402	128,428
Power Integrations, Inc.	9,170	603,203
Rubicon Technology, Inc. (a)	15,240	172,060
Rudolph Technologies, Inc. (a)	25,498	290,932
Sigma Designs, Inc. (a)	24,130	114,859
Supertex, Inc. (a)	8,006	264,038
Tessera Technologies, Inc.	21,747	513,882
TriQuint Semiconductor, Inc. (a)	125,553	1,681,155
Ultratech, Inc. (a)(b)	14,214	414,907
Veeco Instruments, Inc. (a)(b)	30,682	1,286,496

		14,762,584

SOFTWARE — 1.4%
Bottomline Technologies, Inc. (a)(b)	14,509	509,991
Ebix, Inc. (b)	24,744	422,380
EPIQ Systems, Inc.	7,025	95,751
Netscout Systems, Inc. (a)	15,080	566,707
Progress Software Corp. (a)	22,546	491,503
Quality Systems, Inc. (b)	15,924	268,797
Take-Two Interactive Software, Inc. (a)	45,672	1,001,587
Tangoe, Inc. (a)(b)	15,580	289,632
Vasco Data Security International (a)(b)	22,574	170,208

		3,816,556

SPECIALTY RETAIL — 5.5%
Aeropostale, Inc. (a)(b)	60,576	304,092
Barnes & Noble, Inc. (a)(b)	28,700	599,830
Big 5 Sporting Goods Corp.	13,923	223,464
Brown Shoe Co., Inc.	31,675	840,655
Christopher & Banks Corp. (a)	28,179	186,263
Genesco, Inc. (a)(b)	18,378	1,370,447
Group 1 Automotive, Inc. (b)	16,279	1,068,879
Haverty Furniture Cos., Inc.	7,930	235,521
Hibbett Sports, Inc. (a)(b)	9,656	510,609
Jos. A. Bank Clothiers, Inc. (a)	14,303	919,683
Monro Muffler Brake, Inc. (b)	8,533	485,357
Outerwall, Inc. (a)(b)	5,348	387,730
Pep Boys-Manny, Moe & Jack (a)	41,843	532,243
Select Comfort Corp. (a)	27,778	502,226
Sonic Automotive, Inc. (Class A)	26,533	596,462
Stage Stores, Inc. (b)	24,099	589,221
Stein Mart, Inc.	21,293	298,315
The Buckle, Inc. (b)	12,983	594,621
The Cato Corp. (Class A)	20,798	562,378
The Children’s Place Retail Stores, Inc. (b)	17,229	858,176
The Finish Line, Inc. (Class A)	37,855	1,025,492
The Men’s Wearhouse, Inc.	17,765	870,130
Vitamin Shoppe, Inc. (a)	23,546	1,118,906
Zale Corp. (a)	11,745	245,588
Zumiez, Inc. (a)(b)	7,201	174,552

		15,100,840

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.5%
Intevac, Inc. (a)	11,906	115,488
QLogic Corp. (a)	66,994	854,174
Super Micro Computer, Inc. (a)	25,573	444,203

		1,413,865

TEXTILES, APPAREL & LUXURY GOODS — 1.4%
Crocs, Inc. (a)	68,417	1,067,305
G-III Apparel Group, Ltd. (a)	5,860	419,459
Oxford Industries, Inc.	4,124	322,497
Perry Ellis International, Inc. (a)	9,120	125,309
Quiksilver, Inc. (a)(b)	98,930	742,964
Skechers U.S.A., Inc. (a)	30,671	1,120,718

		3,798,252

THRIFTS & MORTGAGE FINANCE — 1.1%
Bank Mutual Corp.	12,754	80,860
Brookline Bancorp, Inc.	54,447	512,891
Dime Community Bancshares	22,640	384,427
Northwest Bancshares, Inc.	72,916	1,064,574
Provident Financial Services, Inc.	41,228	757,358

SPDR S&P 600 Small Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

TrustCo Bank Corp. NY	46,099	$324,537

		3,124,647

TOBACCO — 0.1%
Alliance One International, Inc. (a)	63,326	184,912

TRADING COMPANIES & DISTRIBUTORS — 0.9%
Applied Industrial Technologies, Inc.	32,428	1,564,327
Kaman Corp. (b)	20,792	845,818

		2,410,145

WATER UTILITIES — 0.2%
American States Water Co.	17,724	572,308

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
NTELOS Holdings Corp. (b)	7,289	98,401
USA Mobility, Inc.	16,953	308,036

		406,437

TOTAL COMMON STOCKS —
(Cost $238,589,452)		275,124,752

SHORT TERM INVESTMENTS — 16.1%
MONEY MARKET FUNDS — 16.1%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	43,821,815	43,821,815
State Street Institutional Liquid Reserves Fund 0.08% (d)(e)	686,496	686,496

TOTAL SHORT TERM INVESTMENTS —
(Cost $44,508,311)		44,508,311

TOTAL INVESTMENTS — 115.8% (f)
(Cost $283,097,763)		319,633,063
OTHER ASSETS & LIABILITIES — (15.8)%		(43,553,688)

NET ASSETS — 100.0%		$276,079,375

(a)	Non-income producing security
(b)	A portion of the security was on loan at March 31, 2014.
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (See accompanying Notes to Schedules of Investments).

SPDR Global Dow ETF
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AUSTRALIA — 1.3%
BHP Billiton, Ltd. (a)	20,341	$687,571
National Australia Bank, Ltd.	21,834	717,599

		1,405,170

BELGIUM — 0.7%
Anheuser-Busch InBev NV	6,966	730,627

BRAZIL — 1.7%
Cia Energetica de Minas Gerais	108,603	733,965
Petroleo Brasileiro SA ADR (a)	41,989	582,388
Petroleo Brasileiro SA Preference Shares	1,500	10,490
Vale SA Preference Shares	46,777	587,692

		1,914,535

CANADA — 2.0%
Canadian Oil Sands, Ltd.	35,146	738,424
Potash Corp. of Saskatchewan, Inc. (a)	20,839	755,018
Royal Bank of Canada	10,820	714,537

		2,207,979

CHINA — 2.4%
China Construction Bank Corp.	872,461	610,730
China Petroleum & Chemical Corp.	872,744	780,818
Industrial & Commercial Bank of China	966,016	594,027
PetroChina Co., Ltd.	611,431	666,051

		2,651,626

DENMARK — 1.1%
Vestas Wind Systems A/S (b)	31,060	1,248,822

FINLAND — 0.8%
Sampo Oyj (Class A)	16,078	834,305

FRANCE — 6.4%
BNP Paribas	10,247	790,743
Carrefour SA	20,090	777,923
Compagnie de Saint-Gobain	13,944	842,723
GDF Suez	28,313	774,985
LVMH Moet Hennessy Louis Vuitton SA	3,585	651,968
Societe Generale	13,885	855,519
Total SA	11,993	786,797
Veolia Environnement SA	39,895	789,588
Vinci SA	12,116	900,236

		7,170,482

GERMANY — 4.8%
Allianz SE	4,497	760,493
BASF SE	7,341	816,299
Daimler AG	8,985	849,389
Deutsche Bank AG	14,681	657,102
E.ON AG	37,373	730,917
SAP AG	9,362	758,191
Siemens AG	5,883	792,175

		5,364,566

HONG KONG — 2.9%
China Mobile, Ltd.	60,521	553,947
China Unicom (Hong Kong), Ltd.	417,404	548,858
CLP Holdings, Ltd.	83,334	628,466
Esprit Holdings, Ltd.	432,737	719,643
Hutchison Whampoa, Ltd.	55,759	738,225

		3,189,139

INDIA — 2.0%
Bharti Airtel, Ltd.	132,335	704,081
Infosys Technologies, Ltd. ADR	14,246	771,848
Reliance Industries, Ltd.	11,321	176,433
Reliance Industries, Ltd. GDR (c)	19,022	589,682

		2,242,044

ITALY — 1.6%
Assicurazioni Generali SpA	34,391	766,922
UniCredit SpA	109,289	998,660

		1,765,582

JAPAN — 9.5%
Bridgestone Corp.	19,549	694,755
Canon, Inc.	21,221	657,535
Honda Motor Co., Ltd.	17,775	627,221
Komatsu, Ltd.	26,603	552,286
Mitsubishi Corp.	34,589	643,516
Mitsubishi UFJ Financial Group, Inc.	107,247	590,465
Mitsui & Co., Ltd.	47,151	667,993
Mizuho Financial Group, Inc. (a)	314,241	622,471
Nintendo Co., Ltd.	6,260	745,231
Nippon Steel Corp.	203,961	558,499
Panasonic Corp.	73,044	831,972
Seven & I Holdings Co., Ltd.	18,796	719,827
Sony Corp. (a)	32,262	617,766
Takeda Pharmaceutical Co., Ltd.	14,409	684,457
Toshiba Corp.	166,205	705,264
Toyota Motor Corp.	10,674	603,843

		10,523,101

LUXEMBOURG — 0.7%
ArcelorMittal (a)	48,498	781,721

MEXICO — 0.6%
America Movil SAB de CV	671,876	666,277

NETHERLANDS ANTILLES — 0.7%
Schlumberger, Ltd.	7,789	759,427

PORTUGAL — 0.8%
EDP — Energias de Portugal SA	189,447	880,186

RUSSIA — 0.5%
Gazprom OAO ADR	78,147	601,732

SOUTH KOREA — 1.1%
LG Electronics, Inc.	10,100	615,802
Samsung Electronics Co., Ltd. GDR	1,050	660,450

		1,276,252

SPAIN — 2.2%
Banco Bilbao Vizcaya Argentaria SA	65,356	785,290
Banco Santander SA	92,488	882,231
Telefonica SA	45,823	725,341

		2,392,862

SWEDEN — 0.6%
Telefonaktiebolaget LM Ericsson (Class B)	50,145	666,687

SWITZERLAND — 4.0%
ABB, Ltd. (b)	29,837	770,118
Credit Suisse Group AG (b)	22,329	722,687
Nestle SA	10,200	768,450
Novartis AG	8,964	761,080
Roche Holding AG	2,658	797,385

SPDR Global Dow ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

UBS AG (b)	32,648	$674,877

		4,494,597

TAIWAN — 0.7%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	39,541	791,611

UNITED KINGDOM — 6.8%
Anglo American PLC	27,354	696,133
AstraZeneca PLC	13,494	872,078
BAE Systems PLC	96,691	667,684
BP PLC	96,327	770,840
GlaxoSmithKline PLC	26,445	701,657
HSBC Holdings PLC	60,408	611,808
National Grid PLC	57,855	792,844
Rio Tinto PLC	13,620	757,832
Royal Dutch Shell PLC (Class A)	20,865	762,640
Tesco PLC	115,284	567,746
Vodafone Group PLC	110,329	405,209

		7,606,471

UNITED STATES — 43.7%
3M Co. (a)	5,762	781,673
Abbott Laboratories	19,371	745,977
Alcoa, Inc. (a)	84,277	1,084,645
Amazon.com, Inc. (b)	2,298	773,323
American Express Co.	9,050	814,771
Amgen, Inc.	5,884	725,733
Apple, Inc.	1,492	800,816
AT&T, Inc. (a)	19,838	695,719
Bank of America Corp.	46,530	800,316
Baxter International, Inc. (a)	9,527	700,997
Berkshire Hathaway, Inc. (Class B) (b)	5,984	747,820
Carnival Corp. (a)	18,215	689,620
Caterpillar, Inc. (a)	7,759	771,012
Chevron Corp.	5,440	646,870
Cisco Systems, Inc.	27,995	627,368
Colgate-Palmolive Co.	11,444	742,372
ConocoPhillips	9,868	694,214
Deere & Co. (a)	8,285	752,278
E. I. du Pont de Nemours & Co.	11,470	769,637
eBay, Inc. (b)	12,578	694,809
Express Scripts Holding Co. (b)	10,342	776,581
Exxon Mobil Corp.	7,649	747,154
FedEx Corp. (a)	6,288	833,537
Freeport-McMoRan Copper & Gold, Inc.	20,444	676,083
General Electric Co.	28,634	741,334
Gilead Sciences, Inc. (a)(b)	10,694	757,777
Google, Inc. (Class A) (b)	762	849,257
Hewlett-Packard Co.	30,821	997,367
Honeywell International, Inc.	8,105	751,820
Intel Corp.	28,856	744,773
International Business Machines Corp.	3,507	675,062
Johnson & Johnson	7,581	744,682
JPMorgan Chase & Co.	12,835	779,213
McDonald’s Corp.	6,962	682,485
Medtronic, Inc.	12,555	772,635
Merck & Co., Inc.	14,261	809,597
Microsoft Corp.	20,401	836,237
Mondelez International, Inc. (Class A)	21,558	744,829
Monsanto Co.	6,523	742,122
NIKE, Inc. (Class B)	9,978	736,975
Pfizer, Inc.	23,950	769,274
Philip Morris International, Inc.	7,630	624,668
QUALCOMM, Inc.	9,793	772,276
Southwest Airlines Co. (a)	48,750	1,150,987
Starbucks Corp.	8,876	651,321
The Bank of New York Mellon Corp.	21,731	766,887
The Boeing Co.	6,054	759,716
The Coca-Cola Co. (a)	17,426	673,689
The Goldman Sachs Group, Inc.	4,170	683,254
The Home Depot, Inc.	9,085	718,896
The NASDAQ OMX Group, Inc.	21,769	804,147
The Procter & Gamble Co.	8,640	696,384
The Travelers Cos., Inc.	8,100	689,310
The Walt Disney Co.	10,243	820,157
The Williams Cos., Inc.	18,827	764,000
Time Warner, Inc.	10,896	711,836
Twenty-First Century Fox, Inc.	20,825	665,775
United Parcel Service, Inc. (Class B) (a)	7,692	749,047
United Technologies Corp.	6,244	729,549
UnitedHealth Group, Inc.	8,999	737,828
Verizon Communications, Inc.	19,589	931,849
Visa, Inc. (Class A) (a)	3,601	777,312
Wal-Mart Stores, Inc.	9,011	688,711
Wells Fargo & Co.	16,177	804,644

		48,601,007

TOTAL COMMON STOCKS —
(Cost $99,011,171)		110,766,808

RIGHTS — 0.0% (d)
SPAIN — 0.0% (d)
Banco Bilbao Vizcaya Argentaria SA (expiring 4/14/14) (b) (Cost $15,100)	65,356	15,313

SHORT TERM INVESTMENTS — 6.9%
MONEY MARKET FUNDS — 6.9%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	7,474,756	7,474,756
State Street Institutional Liquid Reserves Fund 0.08% (f)(g)	120,557	120,557

TOTAL SHORT TERM INVESTMENTS —
(Cost $7,595,313)		7,595,313

TOTAL INVESTMENTS — 106.5% (h)
(Cost $106,621,584)		118,377,434
OTHER ASSETS & LIABILITIES — (6.5)%		(7,175,809)

NET ASSETS — 100.0%		$111,201,625

SPDR Global Dow ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

(a)	A portion of the security was on loan at March 31, 2014.
(b)	Non-income producing security
(c)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.5% of net assets as of March 31, 2014, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Investment of cash collateral for securities loaned
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments).
(g)	The rate shown is the annualized seven-day yield at period end.
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (See accompanying Notes to Schedules of Investments).
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
PLC = Public Limited Company

SPDR Dow Jones REIT ETF
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
DIVERSIFIED REITS — 5.9%
Cousins Properties, Inc.	928,134	$10,645,697
Liberty Property Trust	737,506	27,258,222
PS Business Parks, Inc.	101,425	8,481,158
Vornado Realty Trust	876,235	86,361,721
Washington Real Estate Investment Trust (a)	340,319	8,126,818

		140,873,616

INDUSTRIAL REITS — 6.2%
DCT Industrial Trust, Inc.	1,620,325	12,768,161
DuPont Fabros Technology, Inc. (a)	330,835	7,963,198
EastGroup Properties, Inc. (a)	156,950	9,873,725
First Industrial Realty Trust, Inc.	507,777	9,810,252
First Potomac Realty Trust (a)	302,619	3,909,837
ProLogis	2,513,606	102,630,533

		146,955,706

OFFICE REITS — 16.5%
Alexandria Real Estate Equities, Inc.	360,405	26,150,987
BioMed Realty Trust, Inc. (a)	968,809	19,850,896
Boston Properties, Inc.	769,794	88,164,507
Brandywine Realty Trust	788,543	11,402,332
Columbia Property Trust, Inc.	621,830	16,944,868
CommonWealth REIT (a)	559,910	14,725,633
Corporate Office Properties Trust (a)	439,812	11,716,592
Digital Realty Trust, Inc. (a)	646,300	34,305,604
Douglas Emmett, Inc. (a)	652,842	17,718,132
Duke Realty Corp.	1,645,257	27,771,938
Franklin Street Properties Corp.	446,090	5,620,734
Highwoods Properties, Inc. (a)	452,446	17,378,451
Kilroy Realty Corp.	413,087	24,198,636
Mack-Cali Realty Corp.	446,617	9,285,167
Parkway Properties, Inc.	363,513	6,634,112
Piedmont Office Realty Trust, Inc. (Class A) (a)	776,695	13,320,319
SL Green Realty Corp.	478,206	48,117,088

		393,305,996

RESIDENTIAL REITS — 18.2%
American Campus Communities, Inc.	527,146	19,688,903
American Homes 4 Rent (Class A)	236,581	3,953,268
Apartment Investment & Management Co. (Class A)	735,071	22,213,846
Associated Estates Realty Corp.	294,902	4,995,640
AvalonBay Communities, Inc.	612,075	80,377,689
BRE Properties, Inc.	388,954	24,418,532
Camden Property Trust	429,771	28,940,779
Education Realty Trust, Inc.	587,577	5,799,385
Equity Lifestyle Properties, Inc.	398,267	16,189,554
Equity Residential	1,689,396	97,968,074
Essex Property Trust, Inc. (a)	193,997	32,989,190
Home Properties, Inc.	286,994	17,254,079
Mid-America Apartment Communities, Inc. (a)	377,122	25,746,119
Post Properties, Inc.	273,344	13,421,190
Sun Communities, Inc. (a)	188,988	8,521,469
UDR, Inc.	1,264,965	32,674,046

		435,151,763

RETAIL REITS — 25.7%
Acadia Realty Trust	284,258	7,498,726
CBL & Associates Properties, Inc. (a)	855,498	15,185,089
Cedar Realty Trust, Inc. (a)	338,716	2,069,555
DDR Corp. (a)	1,463,980	24,126,390
Equity One, Inc. (a)	323,175	7,219,730
Federal Realty Investment Trust	336,150	38,563,128
General Growth Properties, Inc.	2,623,705	57,721,510
Glimcher Realty Trust	742,311	7,445,379
Inland Real Estate Corp. (a)	428,405	4,519,673
Kimco Realty Corp.	2,061,618	45,108,202
Kite Realty Group Trust	664,653	3,987,918
Pennsylvania Real Estate Investment Trust	348,814	6,296,093
Ramco-Gershenson Properties Trust (a)	341,317	5,563,467
Regency Centers Corp. (a)	464,549	23,719,872
Rouse Properties, Inc. (a)	174,175	3,002,777
Saul Centers, Inc.	64,450	3,052,352
Simon Property Group, Inc.	1,582,252	259,489,328
Tanger Factory Outlet Centers, Inc. (a)	483,009	16,905,315
Taubman Centers, Inc.	317,651	22,486,514
The Macerich Co.	707,102	44,073,668
Weingarten Realty Investors (a)	564,490	16,934,700

		614,969,386

SPECIALIZED REITS — 27.1%
Ashford Hospitality Prime, Inc.	107,741	1,629,044
Ashford Hospitality Trust, Inc.	358,723	4,042,808
CubeSmart (a)	650,974	11,170,714
DiamondRock Hospitality Co.	983,466	11,555,726
Extra Space Storage, Inc.	553,461	26,848,393
FelCor Lodging Trust, Inc. (a)	560,479	5,066,730
HCP, Inc.	2,300,052	89,219,017
Health Care REIT, Inc.	1,458,827	86,946,089
Healthcare Realty Trust, Inc.	482,901	11,662,059
Hersha Hospitality Trust	985,375	5,744,736
Hospitality Properties Trust	757,104	21,744,027
Host Hotels & Resorts, Inc.	3,807,181	77,057,343
LaSalle Hotel Properties	523,199	16,381,361
LTC Properties, Inc.	176,289	6,633,755
Pebblebrook Hotel Trust (a)	320,619	10,827,304
Public Storage	727,363	122,553,392
Senior Housing Properties Trust	946,736	21,273,158
Sovran Self Storage, Inc.	162,867	11,962,581
Sunstone Hotel Investors, Inc.	920,086	12,632,781
Universal Health Realty Income Trust	65,028	2,746,783
Ventas, Inc.	1,480,586	89,679,094

		647,376,895

TOTAL COMMON STOCKS —
(Cost $2,090,983,201)		2,378,633,362

SHORT TERM INVESTMENTS — 5.7%
MONEY MARKET FUNDS — 5.7%
State Street Navigator Securities Lending Prime Portfolio (b)(c)	131,712,068	131,712,068

SPDR Dow Jones REIT ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

State Street Institutional Liquid Reserves Fund 0.08% (c)(d)	4,721,366	$4,721,366

TOTAL SHORT TERM INVESTMENTS —
(Cost $136,433,434)		136,433,434

TOTAL INVESTMENTS — 105.3% (e)
(Cost $2,227,416,635)		2,515,066,796
OTHER ASSETS & LIABILITIES — (5.3)%		(126,773,362)

NET ASSETS — 100.0%		$2,388,293,434

(a)	A portion of the security was on loan at March 31, 2014.
(b)	Investments of cash collateral for securities loaned
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments).
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (See accompanying Notes to Schedules of Investments).
REIT = Real Estate Investment Trust

SPDR S&P Bank ETF
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
ASSET MANAGEMENT & CUSTODY BANKS — 3.9%
Northern Trust Corp.	784,071	$51,403,695
The Bank of New York Mellon Corp.	1,468,335	51,817,542

		103,221,237

DIVERSIFIED BANKS — 7.5%
Bank of America Corp.	2,895,505	49,802,686
Comerica, Inc. (a)	1,000,878	51,845,480
U.S. Bancorp	1,171,068	50,191,975
Wells Fargo & Co.	1,026,353	51,050,798

		202,890,939

OTHER DIVERSIFIED FINANCIAL SERVICES — 5.6%
Citigroup, Inc.	1,037,666	49,392,902
ING US, Inc.	1,375,719	49,897,328
JPMorgan Chase & Co.	856,416	51,993,015

		151,283,245

REGIONAL BANKS — 66.4%
Associated Banc-Corp. (a)	2,787,729	50,346,386
BancorpSouth, Inc. (a)	1,950,564	48,686,077
Bank of Hawaii Corp. (a)	832,014	50,428,369
BB&T Corp.	1,264,456	50,793,198
CapitalSource, Inc.	3,311,481	48,314,508
CIT Group, Inc.	1,007,389	49,382,209
City National Corp.	643,010	50,617,747
Commerce Bancshares, Inc.	1,087,262	50,470,702
Cullen/Frost Bankers, Inc. (a)	646,928	50,156,328
East West Bancorp, Inc.	1,326,246	48,407,979
F.N.B. Corp.	3,794,527	50,846,662
Fifth Third Bancorp	2,177,500	49,973,625
First Horizon National Corp. (a)	4,047,111	49,941,350
First Republic Bank	921,633	49,758,966
FirstMerit Corp.	2,273,124	47,349,173
Fulton Financial Corp.	3,845,511	48,376,528
Hancock Holding Co.	1,341,596	49,169,493
Huntington Bancshares, Inc.	5,083,142	50,678,926
KeyCorp	3,527,622	50,233,337
M&T Bank Corp. (a)	414,311	50,255,924
PNC Financial Services Group, Inc.	587,091	51,076,917
Popular, Inc. (b)	1,675,112	51,911,721
Prosperity Bancshares, Inc. (a)	757,556	50,112,329
Regions Financial Corp.	4,576,275	50,842,415
Signature Bank (b)	381,623	47,928,033
SunTrust Banks, Inc.	1,259,672	50,122,349
Susquehanna Bancshares, Inc.	4,458,759	50,785,265
SVB Financial Group (b)	384,457	49,510,372
Synovus Financial Corp.	14,265,602	48,360,391
TCF Financial Corp. (a)	2,975,281	49,568,181
Texas Capital Bancshares, Inc. (a)(b)	760,428	49,382,194
UMB Financial Corp.	762,008	49,301,918
Umpqua Holdings Corp. (a)	2,604,112	48,540,648
Valley National Bancorp (a)	4,854,829	50,538,770
Wintrust Financial Corp.	1,017,685	49,520,552
Zions Bancorporation (a)	1,551,675	48,070,891

		1,789,760,433

THRIFTS & MORTGAGE FINANCE — 16.4%
BankUnited, Inc.	1,459,492	50,746,537
First Niagara Financial Group, Inc.	5,363,338	50,683,544
Hudson City Bancorp, Inc.	5,088,398	50,018,952
MGIC Investment Corp. (a)(b)	5,709,634	48,646,082
New York Community Bancorp, Inc. (a)	3,047,952	48,980,589
Ocwen Financial Corp. (a)(b)	1,211,229	47,455,952
People’s United Financial, Inc. (a)	3,375,877	50,199,291
Radian Group, Inc. (a)	3,181,549	47,818,682
Webster Financial Corp.	1,556,687	48,350,698

		442,900,327

TOTAL COMMON STOCKS —
(Cost $2,197,897,304)		2,690,056,181

SHORT TERM INVESTMENTS — 10.4%
MONEY MARKET FUNDS — 10.4%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	276,835,549	276,835,549
State Street Institutional Liquid Reserves Fund 0.08% (d)(e)	4,115,185	4,115,185

TOTAL SHORT TERM INVESTMENTS —
(Cost $280,950,734)		280,950,734

TOTAL INVESTMENTS — 110.2% (f)
(Cost $2,478,848,038)		2,971,006,915
OTHER ASSETS & LIABILITIES — (10.2)%		(273,986,848)

NET ASSETS — 100.0%		$2,697,020,067

(a)	A portion of the security was on loan at March 31, 2014.
(b)	Non-income producing security
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (See accompanying Notes to Schedules of Investments).

SPDR S&P Capital Markets ETF
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
ASSET MANAGEMENT & CUSTODY BANKS — 57.8%
Affiliated Managers Group, Inc. (a)	32,184	$6,438,409
Ameriprise Financial, Inc.	55,020	6,056,051
Arlington Asset Investment Corp. (Class A) (b)	59,589	1,577,917
Artisan Partners Asset Management, Inc.	76,480	4,913,840
BlackRock, Inc.	20,139	6,333,313
Cohen & Steers, Inc. (b)	66,383	2,645,363
Eaton Vance Corp.	159,982	6,104,913
Federated Investors, Inc. (Class B) (b)	221,336	6,759,601
Financial Engines, Inc. (b)	101,224	5,140,155
Franklin Resources, Inc.	116,512	6,312,620
Invesco, Ltd.	172,492	6,382,204
Janus Capital Group, Inc. (b)	552,000	6,000,240
Legg Mason, Inc. (b)	131,627	6,454,988
Northern Trust Corp.	96,006	6,294,153
SEI Investments Co.	180,540	6,067,949
State Street Corp. (c)	92,013	6,399,504
T. Rowe Price Group, Inc.	74,190	6,109,547
The Bank of New York Mellon Corp.	179,779	6,344,401
Virtus Investment Partners, Inc. (a)	29,237	5,062,971
Waddell & Reed Financial, Inc. (Class A)	84,053	6,187,982
WisdomTree Investments, Inc. (a)(b)	423,922	5,561,857

		119,147,978

DIVERSIFIED CAPITAL MARKETS — 1.1%
HFF, Inc. (Class A)	68,429	2,299,899

INVESTMENT BANKING & BROKERAGE — 37.7%
BGC Partners, Inc. (Class A)	442,079	2,891,197
E*TRADE Financial Corp. (a)	253,561	5,836,974
Evercore Partners, Inc. (Class A)	104,604	5,779,371
FXCM, Inc. (Class A) (b)	189,582	2,800,126
Greenhill & Co., Inc. (b)	112,697	5,857,990
Investment Technology Group, Inc. (a)	117,986	2,383,317
KCG Holdings, Inc. (Class A) (a)	150,683	1,797,648
Lazard, Ltd. (Class A)	131,021	6,169,779
LPL Investment Holdings, Inc.	113,664	5,971,906
Morgan Stanley	191,516	5,969,554
Piper Jaffray Co., Inc. (a)	29,622	1,356,688
Raymond James Financial, Inc.	114,916	6,427,252
Stifel Financial Corp. (a)	125,312	6,235,525
TD Ameritrade Holding Corp.	179,184	6,083,297
The Charles Schwab Corp.	228,640	6,248,731
The Goldman Sachs Group, Inc.	36,020	5,901,877

		77,711,232

MORTGAGE REIT — 3.0%
Walter Investment Management Corp. (a)(b)	205,382	6,126,545

TOTAL COMMON STOCKS —
(Cost $196,450,812)		205,285,654

SHORT TERM INVESTMENTS — 16.8%
MONEY MARKET FUNDS — 16.8%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	34,091,132	34,091,132
State Street Institutional Liquid Reserves Fund 0.08% (e)(f)	549,823	549,823

TOTAL SHORT TERM INVESTMENTS —
(Cost $34,640,955)		34,640,955

TOTAL INVESTMENTS — 116.4% (g)
(Cost $231,091,767)		239,926,609
OTHER ASSETS & LIABILITIES — (16.4)%		(33,844,008)

NET ASSETS — 100.0%		$206,082,601

(a)	Non-income producing security
(b)	A portion of the security was on loan at March 31, 2014.
(c)	Affiliated issuer (See accompanying Notes to Schedules of Investments).
(d)	Investments of cash collateral for securities loaned
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments).
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (See accompanying Notes to Schedules of Investments).
REIT = Real Estate Investment Trust

SPDR S&P Insurance ETF
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
INSURANCE BROKERS — 10.2%
Aon PLC	72,751	$6,131,454
Arthur J. Gallagher & Co.	130,675	6,217,517
Brown & Brown, Inc.	195,347	6,008,874
Marsh & McLennan Cos., Inc.	123,628	6,094,860
Willis Group Holdings PLC	143,175	6,318,313

		30,771,018

LIFE & HEALTH INSURANCE — 22.2%
Aflac, Inc.	94,673	5,968,186
CNO Financial Group, Inc.	328,172	5,939,913
Lincoln National Corp.	120,470	6,104,215
MetLife, Inc.	117,432	6,200,410
Primerica, Inc.	128,037	6,031,823
Principal Financial Group, Inc.	133,763	6,151,760
Protective Life Corp.	115,171	6,056,843
Prudential Financial, Inc.	72,502	6,137,294
StanCorp Financial Group, Inc.	91,113	6,086,348
Torchmark Corp. (a)	77,831	6,125,300
Unum Group	174,025	6,144,823

		66,946,915

MULTI-LINE INSURANCE — 14.3%
American Financial Group, Inc.	107,700	6,215,367
American International Group, Inc.	124,962	6,249,350
Assurant, Inc.	92,898	6,034,654
Genworth Financial, Inc. (Class A) (b)	365,284	6,476,485
Hartford Financial Services Group, Inc.	172,220	6,074,199
HCC Insurance Holdings, Inc.	135,535	6,165,487
Loews Corp.	138,049	6,081,059

		43,296,601

PROPERTY & CASUALTY INSURANCE — 36.8%
ACE, Ltd.	62,116	6,153,211
Alleghany Corp. (b)	15,198	6,191,361
Allied World Assurance Company Holdings, Ltd.	59,164	6,105,133
Aspen Insurance Holdings, Ltd.	156,459	6,211,422
Assured Guaranty, Ltd.	238,362	6,035,326
Axis Capital Holdings, Ltd.	133,603	6,125,698
Cincinnati Financial Corp.	128,404	6,248,139
Fidelity National Financial, Inc. (Class A)	190,678	5,994,916
First American Financial Corp. (a)	222,241	5,900,499
MBIA, Inc. (b)	430,268	6,019,449
Old Republic International Corp.	386,135	6,332,614
ProAssurance Corp.	138,865	6,183,659
The Allstate Corp.	110,086	6,228,666
The Chubb Corp.	70,460	6,292,078
The Hanover Insurance Group, Inc.	101,710	6,249,062
The Progressive Corp.	256,090	6,202,500
The Travelers Cos., Inc.	73,412	6,247,361
W.R. Berkley Corp.	149,312	6,214,365

		110,935,459

REINSURANCE — 16.4%
Arch Capital Group, Ltd. (b)	105,479	6,069,262
Endurance Specialty Holdings, Ltd. (a)	114,245	6,149,808
Everest Re Group, Ltd.	40,342	6,174,343
PartnerRe, Ltd.	60,055	6,215,692
Reinsurance Group of America, Inc.	78,281	6,233,516
RenaissanceRe Holdings, Ltd. (a)	62,591	6,108,882
Validus Holdings, Ltd.	161,313	6,083,113
XL Group PLC	202,547	6,329,594

		49,364,210

TOTAL COMMON STOCKS —
(Cost $294,514,999)		301,314,203

SHORT TERM INVESTMENTS — 4.3%
MONEY MARKET FUNDS — 4.3%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	12,936,154	12,936,154
State Street Institutional Liquid Reserves Fund 0.08% (d)(e)	168,931	168,931

TOTAL SHORT TERM INVESTMENTS —
(Cost $13,105,085)		13,105,085

TOTAL INVESTMENTS — 104.2% (f)
(Cost $307,620,084)		314,419,288
OTHER ASSETS & LIABILITIES — (4.2)%		(12,642,765)

NET ASSETS — 100.0%		$301,776,523

(a)	A portion of the security was on loan at March 31, 2014.
(b)	Non-income producing security
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (See accompanying Notes to Schedules of Investments).
PLC = Public Limited Company

SPDR S&P Mortgage Finance ETF
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
HOUSEHOLD DURABLES — 19.1%
D.R. Horton, Inc. (a)	7,619	$164,951
Lennar Corp. (Class A) (a)	4,196	166,245
M.D.C. Holdings, Inc. (a)	5,938	167,927
M/I Homes, Inc. (a)(b)	4,771	106,966
NVR, Inc. (a)(b)	141	161,727
Pulte Group, Inc. (a)	8,769	168,277
Standard Pacific Corp. (a)(b)	19,663	163,400
Taylor Morrison Home Corp. (Class A) (a)(b)	5,968	140,248
The Ryland Group, Inc. (a)	4,156	165,949
Toll Brothers, Inc. (b)	4,637	166,468

		1,572,158

INSURANCE — 52.3%
ACE, Ltd. (a)	1,717	170,086
Allied World Assurance Company Holdings, Ltd.	1,635	168,716
Ambac Financial Group, Inc. (a)(b)	5,257	163,125
Amtrust Financial Services, Inc. (a)	4,468	168,041
Arch Capital Group, Ltd. (a)(b)	2,918	167,902
Argo Group International Holdings, Ltd. (a)	2,200	100,980
Aspen Insurance Holdings, Ltd.	4,328	171,821
Assured Guaranty, Ltd.	6,593	166,935
Axis Capital Holdings, Ltd. (a)	3,696	169,461
Cincinnati Financial Corp.	3,550	172,743
CNA Financial Corp.	1,919	81,980
Employers Holdings, Inc. (a)	4,594	92,937
Fidelity National Financial, Inc. (Class A)	5,274	165,814
First American Financial Corp. (a)	6,146	163,176
Hilltop Holdings, Inc. (b)	5,701	135,627
MBIA, Inc. (b)	11,901	166,495
Mercury General Corp. (a)	2,414	108,823
Old Republic International Corp.	10,682	175,185
ProAssurance Corp.	3,843	171,129
RLI Corp. (a)	2,783	123,120
Stewart Information Services Corp. (a)	2,867	100,718
The Allstate Corp. (a)	3,046	172,343
The Chubb Corp.	1,950	174,135
The Hanover Insurance Group, Inc.	2,815	172,953
The Progressive Corp.	7,085	171,599
The Travelers Cos., Inc. (a)	2,031	172,838
W.R. Berkley Corp.	4,129	171,849
XL Group PLC	5,603	175,094

		4,315,625

THRIFTS & MORTGAGE FINANCE — 28.3%
Astoria Financial Corp. (a)	7,307	100,983
BofI Holding, Inc. (a)(b)	1,591	136,428
Brookline Bancorp, Inc.	5,924	55,804
Capitol Federal Financial, Inc.	13,337	167,379
EverBank Financial Corp. (a)	7,004	138,189
Home Loan Servicing Solutions, Ltd. (a)	7,814	168,782
Hudson City Bancorp, Inc.	17,565	172,664
MGIC Investment Corp. (a)(b)	19,709	167,921
Nationstar Mortgage Holdings, Inc. (a)(b)	5,119	166,163
New York Community Bancorp, Inc. (a)	10,521	169,072
Northwest Bancshares, Inc. (a)	8,189	119,559
Ocwen Financial Corp. (a)(b)	4,181	163,812
Oritani Financial Corp. (a)	2,733	43,209
People’s United Financial, Inc. (a)	11,653	173,280
Provident Financial Services, Inc. (a)	2,888	53,053
Radian Group, Inc. (a)	10,982	165,059
TFS Financial Corp. (b)	3,866	48,054
Washington Federal, Inc.	5,535	128,966

		2,338,377

TOTAL COMMON STOCKS —
(Cost $6,217,788)		8,226,160

SHORT TERM INVESTMENTS — 23.9%
MONEY MARKET FUNDS — 23.9%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	1,953,280	1,953,280
State Street Institutional Liquid Reserves Fund 0.08% (d)(e)	15,849	15,849

TOTAL SHORT TERM INVESTMENTS —
(Cost $1,969,129)		1,969,129

TOTAL INVESTMENTS — 123.6% (f)
(Cost $8,186,917)		10,195,289
OTHER ASSETS & LIABILITIES — (23.6)%		(1,944,458)

NET ASSETS — 100.0%		$8,250,831

(a)	A portion of the security was on loan at March 31, 2014.
(b)	Non-income producing security
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (See accompanying Notes to Schedules of Investments).
PLC = Public Limited Company

SPDR S&P Regional Banking ETF
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
REGIONAL BANKS — 95.7%
Associated Banc-Corp.	2,040,744	$36,855,837
BancorpSouth, Inc. (a)	1,427,921	35,640,908
Bank of Hawaii Corp.	609,024	36,912,945
Bank of the Ozarks, Inc. (a)	521,201	35,472,940
Banner Corp.	726,736	29,948,791
BB&T Corp.	925,692	37,185,048
BBCN Bancorp, Inc.	1,952,805	33,471,078
BOK Financial Corp. (a)	495,521	34,215,725
Boston Private Financial Holdings, Inc.	1,858,797	25,149,523
CapitalSource, Inc.	2,424,272	35,370,128
Cardinal Financial Corp.	845,539	15,075,960
Cathay General Bancorp	1,399,819	35,261,441
CIT Group, Inc.	737,466	36,150,583
City National Corp.	470,755	37,057,834
Columbia Banking System, Inc.	1,085,925	30,970,581
Commerce Bancshares, Inc.	795,971	36,948,974
Community Bank System, Inc. (a)	739,466	28,853,963
Cullen/Frost Bankers, Inc. (a)	473,614	36,719,293
CVB Financial Corp. (a)	2,235,500	35,544,450
East West Bancorp, Inc.	970,893	35,437,594
F.N.B. Corp.	2,777,857	37,223,284
Fifth Third Bancorp	1,594,067	36,583,838
First BanCorp- Puerto Rico (b)	5,154,323	28,039,517
First Commonwealth Financial Corp. (a)	2,363,264	21,363,907
First Financial Bancorp	1,357,312	24,404,470
First Financial Bankshares, Inc. (a)	592,589	36,616,074
First Horizon National Corp. (a)	2,962,712	36,559,866
First Interstate Bancsystem, Inc.	552,710	15,597,476
First Midwest Bancorp, Inc.	1,909,102	32,607,462
First Republic Bank	674,738	36,429,105
FirstMerit Corp.	1,664,134	34,663,911
Fulton Financial Corp.	2,815,182	35,414,990
Glacier Bancorp, Inc.	1,209,973	35,173,915
Hancock Holding Co.	982,119	35,994,661
Hanmi Financial Corp.	1,091,022	25,420,813
Home Bancshares, Inc.	1,022,450	35,192,729
Huntington Bancshares, Inc.	3,721,250	37,100,862
IBERIABANK Corp.	514,816	36,114,342
Independent Bank Corp.-Massachusetts	405,521	15,965,362
International Bancshares Corp.	1,102,942	27,661,785
Investors Bancorp, Inc.	1,224,959	33,857,867
KeyCorp	2,582,418	36,773,632
M&T Bank Corp.	303,307	36,791,139
MB Financial, Inc.	1,122,735	34,759,876
National Penn Bancshares, Inc.	3,398,137	35,510,532
NBT Bancorp, Inc.	586,469	14,345,032
OFG Bancorp	2,051,232	35,260,678
Old National Bancorp	2,434,194	36,293,833
PacWest Bancorp (a)	818,067	35,185,062
Pinnacle Financial Partners, Inc.	712,858	26,725,046
PNC Financial Services Group, Inc.	429,753	37,388,511
Popular, Inc. (b)	1,226,259	38,001,766
PrivateBancorp, Inc.	1,182,704	36,084,299
Prosperity Bancshares, Inc. (a)	554,580	36,685,467
Regions Financial Corp.	3,350,105	37,219,667
Signature Bank (b)	279,457	35,097,005
State Bank Financial Corp.	526,189	9,308,283
Sterling Financial Corp.	964,655	32,151,951
SunTrust Banks, Inc.	922,171	36,693,184
Susquehanna Bancshares, Inc.	3,264,132	37,178,463
SVB Financial Group (b)	281,484	36,249,509
Synovus Financial Corp.	10,443,415	35,403,177
TCF Financial Corp.	2,178,021	36,285,830
Texas Capital Bancshares, Inc. (a)(b)	556,684	36,151,059
The Bancorp, Inc. (b)	843,947	15,874,643
The National Bank Holdings Corp. (Class A)	940,993	18,885,729
Trustmark Corp.	1,424,458	36,110,010
UMB Financial Corp.	557,866	36,093,930
Umpqua Holdings Corp. (a)	1,906,443	35,536,098
United Bankshares, Inc.	1,156,571	35,414,204
United Community Banks, Inc. (b)	1,879,270	36,476,631
Valley National Bancorp (a)	3,554,115	36,998,337
ViewPoint Financial Group	923,116	26,631,897
Westamerica Bancorporation (a)	667,371	36,091,424
Western Alliance Bancorp (b)	1,518,040	37,343,784
Wilshire Bancorp, Inc.	2,120,020	23,532,222
Wintrust Financial Corp.	745,041	36,253,695
Zions Bancorporation	1,135,984	35,192,784

		2,544,208,221

THRIFTS & MORTGAGE FINANCE — 4.1%
BankUnited, Inc.	1,068,501	37,151,780
First Niagara Financial Group, Inc.	3,926,296	37,103,497
Webster Financial Corp.	1,139,508	35,393,119

		109,648,396

TOTAL COMMON STOCKS —
(Cost $2,500,587,099)		2,653,856,617

SHORT TERM INVESTMENTS — 6.1%
MONEY MARKET FUNDS — 6.1%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	160,358,916	160,358,916
State Street Institutional Liquid Reserves Fund 0.08% (d)(e)	1,526,303	1,526,303

TOTAL SHORT TERM INVESTMENTS —
(Cost $161,885,219)		161,885,219

TOTAL INVESTMENTS — 105.9% (f)
(Cost $2,662,472,318)		2,815,741,836
OTHER ASSETS & LIABILITIES — (5.9)%		(157,051,961)

NET ASSETS — 100.0%		$2,658,689,875

(a)	A portion of the security was on loan at March 31, 2014.
(b)	Non-income producing security
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (See accompanying Notes to Schedules of Investments).

SPDR Morgan Stanley Technology ETF
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
COMMUNICATIONS EQUIPMENT — 14.8%
Cisco Systems, Inc.	286,135	$6,412,285
Juniper Networks, Inc. (a)	277,660	7,152,522
Motorola Solutions, Inc.	92,122	5,922,523
QUALCOMM, Inc.	83,005	6,545,774
Telefonaktiebolaget LM Ericsson (Class B) ADR (b)	511,114	6,813,150

		32,846,254

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.3%
Corning, Inc.	346,740	7,219,127

INTERNET & CATALOG RETAIL — 7.6%
Amazon.com, Inc. (a)	15,038	5,060,588
Netflix, Inc. (a)(b)	16,085	5,662,402
Priceline.com, Inc. (a)	5,076	6,050,034

		16,773,024

INTERNET SOFTWARE & SERVICES — 10.8%
eBay, Inc. (a)	110,777	6,119,322
Facebook, Inc. (Class A) (a)	109,649	6,605,256
Google, Inc. (Class A) (a)	5,504	6,134,263
LinkedIn Corp. (Class A) (a)	27,676	5,118,399

		23,977,240

IT SERVICES — 16.3%
Accenture PLC (Class A)	75,083	5,985,617
Automatic Data Processing, Inc.	75,572	5,838,693
Cognizant Technology Solutions Corp. (Class A) (a)	123,166	6,233,431
International Business Machines Corp.	33,541	6,456,307
Visa, Inc. (Class A)	27,983	6,040,410
Xerox Corp.	507,107	5,730,309

		36,284,767

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 11.9%
Analog Devices, Inc.	120,816	6,420,162
Applied Materials, Inc.	351,631	7,180,305
Intel Corp.	241,199	6,225,346
Texas Instruments, Inc.	140,674	6,632,779

		26,458,592

SOFTWARE — 17.9%
Adobe Systems, Inc. (a)	102,027	6,707,255
Microsoft Corp.	164,768	6,753,841
Oracle Corp.	166,210	6,799,651
Salesforce.com, Inc. (a)(b)	112,567	6,426,450
SAP AG ADR (b)	71,807	5,838,627
VMware, Inc. (Class A) (a)(b)	67,062	7,244,037

		39,769,861

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 17.3%
Apple, Inc.	11,010	5,909,508
EMC Corp.	246,257	6,749,904
Hewlett-Packard Co.	217,434	7,036,164
NetApp, Inc.	149,311	5,509,576
SanDisk Corp.	87,013	7,064,586
Seagate Technology PLC (b)	108,589	6,098,358

		38,368,096

TOTAL COMMON STOCKS —
(Cost $170,571,517)		221,696,961

SHORT TERM INVESTMENTS — 12.9%
MONEY MARKET FUNDS — 12.9%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	28,562,080	28,562,080
State Street Institutional Liquid Reserves Fund 0.08% (d)(e)	198,265	198,265

TOTAL SHORT TERM INVESTMENTS —
(Cost $28,760,345)		28,760,345

TOTAL INVESTMENTS — 112.8% (f)
(Cost $199,331,862)		250,457,306
OTHER ASSETS & LIABILITIES — (12.8)%		(28,489,393)

NET ASSETS — 100.0%		$221,967,913

(a)	Non-income producing security
(b)	A portion of the security was on loan at March 31, 2014.
(c)	Investment of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (See accompanying Notes to Schedules of Investments).
ADR = American Depositary Receipt
PLC = Public Limited Company

SPDR S&P Dividend ETF
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 2.4%
General Dynamics Corp.	1,538,763	$167,602,066
United Technologies Corp.	1,138,258	132,994,065

		300,596,131

BANKS — 1.9%
Commerce Bancshares, Inc. (a)	2,044,081	94,886,240
Cullen/Frost Bankers, Inc. (a)	1,842,230	142,828,092

		237,714,332

BEVERAGES — 3.6%
Brown-Forman Corp. (Class B) (a)	1,274,112	114,275,105
PepsiCo, Inc.	2,045,952	170,836,992
The Coca-Cola Co.	4,217,218	163,037,648

		448,149,745

BUILDING PRODUCTS — 0.4%
A.O. Smith Corp.	1,054,867	48,544,979

CAPITAL MARKETS — 2.9%
Eaton Vance Corp. (a)	3,125,692	119,276,407
Franklin Resources, Inc. (a)	895,718	48,530,001
SEI Investments Co.	2,291,777	77,026,625
T. Rowe Price Group, Inc.	1,359,119	111,923,450

		356,756,483

CHEMICALS — 6.0%
Air Products & Chemicals, Inc.	1,446,638	172,207,787
Ecolab, Inc.	623,308	67,311,031
H.B. Fuller Co.	914,250	44,139,990
Praxair, Inc.	870,460	114,004,146
RPM International, Inc.	3,242,095	135,649,255
Sigma-Aldrich Corp.	609,727	56,936,307
The Sherwin-Williams Co.	351,906	69,371,230
Valspar Corp.	1,255,441	90,542,405

		750,162,151

COMMERCIAL SERVICES & SUPPLIES — 0.7%
Cintas Corp. (a)	1,362,609	81,225,123

CONTAINERS & PACKAGING — 2.5%
AptarGroup, Inc. (a)	1,155,628	76,387,011
Bemis Co., Inc.	3,725,761	146,198,862
Sonoco Products Co.	2,038,166	83,605,569

		306,191,442

DISTRIBUTORS — 1.4%
Genuine Parts Co. (a)	1,933,197	167,898,159

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.7%
AT&T, Inc. (a)	9,716,264	340,749,379

ELECTRICAL EQUIPMENT — 1.5%
Emerson Electric Co.	2,231,710	149,078,228
Roper Industries, Inc.	257,722	34,408,464

		183,486,692

FOOD & STAPLES RETAILING — 4.0%
Sysco Corp. (a)	5,516,396	199,307,387
Wal-Mart Stores, Inc.	1,910,981	146,056,278
Walgreen Co.	2,268,433	149,784,631

		495,148,296

FOOD PRODUCTS — 3.2%
Archer-Daniels-Midland Co.	3,289,027	142,710,881
Hormel Foods Corp. (a)	2,428,017	119,628,398
McCormick & Co., Inc. (a)	1,930,085	138,464,298

		400,803,577

GAS UTILITIES — 5.5%
Atmos Energy Corp.	2,227,393	104,977,032
National Fuel Gas Co. (a)	1,817,007	127,263,170
Piedmont Natural Gas Co., Inc. (a)	1,662,274	58,827,877
Questar Corp.	7,198,465	171,179,498
UGI Corp.	3,115,706	142,107,351
WGL Holdings, Inc. (a)	1,940,469	77,735,188

		682,090,116

HEALTH CARE EQUIPMENT & SUPPLIES — 3.9%
Abbott Laboratories	3,621,692	139,471,359
Becton, Dickinson and Co.	1,094,339	128,125,210
C.R. Bard, Inc. (a)	290,461	42,982,419
Medtronic, Inc.	2,031,987	125,048,480
West Pharmaceutical Services, Inc.	1,021,704	45,006,061

		480,633,529

HEALTH CARE PROVIDERS & SERVICES — 0.9%
Cardinal Health, Inc.	1,632,479	114,240,880

HOTELS, RESTAURANTS & LEISURE — 1.7%
McDonald’s Corp.	2,175,672	213,281,126

HOUSEHOLD DURABLES — 1.6%
Leggett & Platt, Inc. (a)	6,101,482	199,152,373

HOUSEHOLD PRODUCTS — 5.7%
Colgate-Palmolive Co.	2,000,392	129,765,429
Kimberly-Clark Corp.	1,846,320	203,556,780
The Clorox Co. (a)	2,140,565	188,391,126
The Procter & Gamble Co.	2,297,385	185,169,231

		706,882,566

INDUSTRIAL CONGLOMERATES — 1.8%
3M Co.	1,117,741	151,632,744
Carlisle Cos., Inc.	881,689	69,953,205

		221,585,949

INSURANCE — 6.3%
ACE, Ltd.	1,539,840	152,536,550
Aflac, Inc.	2,122,130	133,779,075
Brown & Brown, Inc.	2,513,164	77,304,925
Cincinnati Financial Corp. (a)	3,385,822	164,754,099
Old Republic International Corp.	8,685,378	142,440,199
The Chubb Corp.	1,239,825	110,716,372

		781,531,220

IT SERVICES — 1.1%
Automatic Data Processing, Inc.	1,845,740	142,601,872

MACHINERY — 6.0%
Caterpillar, Inc. (a)	1,822,662	181,117,923
CLARCOR, Inc.	855,896	49,085,635
Dover Corp. (a)	1,237,025	101,126,794
Illinois Tool Works, Inc.	1,512,367	123,000,808
Nordson Corp.	834,639	58,833,703
Pentair, Ltd.	1,040,817	82,578,421
Stanley Black & Decker, Inc.	1,900,220	154,373,873

		750,117,157

MATERIALS — 0.7%
PPG Industries, Inc.	421,897	81,620,194

SPDR S&P Dividend ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

MEDIA — 1.1%
John Wiley & Sons, Inc. (Class A) (a)	943,086	$54,359,477
McGraw Hill Financial, Inc.	1,146,967	87,513,582

		141,873,059

METALS & MINING — 1.3%
Nucor Corp.	3,268,434	165,186,654

MULTI-UTILITIES — 4.2%
Black Hills Corp. (b)	1,143,828	65,941,684
Consolidated Edison, Inc. (a)	5,112,712	274,296,999
MDU Resources Group, Inc.	3,298,246	113,162,820
Vectren Corp.	1,904,278	75,009,511

		528,411,014

MULTILINE RETAIL — 2.0%
Family Dollar Stores, Inc.	1,482,411	85,994,662
Target Corp.	2,709,848	163,972,903

		249,967,565

OIL, GAS & CONSUMABLE FUELS — 3.3%
Chevron Corp.	1,651,877	196,424,694
Energen Corp.	746,571	60,330,403
Exxon Mobil Corp.	1,546,262	151,038,872

		407,793,969

PHARMACEUTICALS — 3.0%
AbbVie, Inc.	3,715,448	190,974,027
Johnson & Johnson	1,899,138	186,552,326

		377,526,353

REAL ESTATE INVESTMENT TRUSTS — 7.8%
Federal Realty Investment Trust (a)	1,832,801	210,258,931
HCP, Inc.	9,285,078	360,168,175
National Retail Properties, Inc. (a)(b)	8,395,581	288,136,340
Tanger Factory Outlet Centers, Inc. (a)	3,166,360	110,822,600

		969,386,046

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.2%
Linear Technology Corp. (a)	3,137,083	152,744,571

SPECIALTY RETAIL — 0.7%
Lowe’s Cos., Inc.	1,827,886	89,383,625

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.6%
Diebold, Inc. (a)(b)	4,913,919	196,016,229

TEXTILES, APPAREL & LUXURY GOODS — 0.8%
V.F. Corp.	1,684,857	104,258,951

THRIFTS & MORTGAGE FINANCE — 2.0%
People’s United Financial, Inc. (a)	16,330,997	242,841,925

TRADING COMPANIES & DISTRIBUTORS — 0.7%
W.W. Grainger, Inc.	344,728	87,098,977

WATER UTILITIES — 0.9%
Aqua America, Inc. (a)	4,269,764	107,042,984

WIRELESS TELECOMMUNICATION SERVICES — 0.9%
Telephone & Data Systems, Inc.	4,074,911	106,803,417

TOTAL COMMON STOCKS —
(Cost $9,656,491,539)		12,417,498,810

SHORT TERM INVESTMENTS — 7.8%
MONEY MARKET FUNDS — 7.8%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	967,788,673	967,788,673
State Street Institutional Liquid Reserves Fund 0.08% (d)(e)	5,480,524	5,480,524

TOTAL SHORT TERM INVESTMENTS —
(Cost $973,269,197)		973,269,197

TOTAL INVESTMENTS — 107.7% (f)
(Cost $10,629,760,736)		13,390,768,007
OTHER ASSETS & LIABILITIES — (7.7)%		(951,629,654)

NET ASSETS — 100.0%		$12,439,138,353

(a)	A portion of the security was on loan at March 31, 2014.
(b)	Affiliated issuer (See accompanying Notes to Schedules of Investments).
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (See accompanying Notes to Schedules of Investments).

SPDR S&P Aerospace & Defense ETF
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 99.7%
AAR Corp. (a)	31,480	$816,906
Aerovironment, Inc. (a)(b)	21,518	866,100
Alliant Techsystems, Inc. (a)	13,462	1,913,623
American Science & Engineering, Inc. (a)	4,130	277,412
Astronics Corp. (b)	12,355	783,431
BE Aerospace, Inc. (b)	20,979	1,820,767
Cubic Corp. (a)	10,690	545,938
Curtiss-Wright Corp. (a)	29,454	1,871,507
DigitalGlobe, Inc. (a)(b)	57,276	1,661,577
Engility Holdings, Inc. (a)(b)	15,568	701,338
Esterline Technologies Corp. (b)	17,207	1,833,234
Exelis, Inc.	91,840	1,745,878
GenCorp, Inc. (a)(b)	44,897	820,268
General Dynamics Corp.	16,699	1,818,855
HEICO Corp. (a)	20,117	1,210,239
Hexcel Corp. (b)	41,437	1,804,167
Honeywell International, Inc.	19,534	1,811,974
Huntington Ingalls Industries, Inc.	17,560	1,795,686
L-3 Communications Holdings, Inc. (a)	15,588	1,841,722
Lockheed Martin Corp. (a)	11,066	1,806,414
National Presto Industries, Inc. (a)	1,967	153,505
Northrop Grumman Corp.	14,800	1,826,024
Orbital Sciences Corp. (a)(b)	31,944	891,238
Precision Castparts Corp. (a)	7,130	1,802,179
Raytheon Co. (a)	17,957	1,773,972
Rockwell Collins, Inc. (a)	22,551	1,796,638
Spirit Aerosystems Holdings, Inc. (Class A) (b)	65,026	1,833,083
Taser International, Inc. (a)(b)	98,053	1,793,389
Teledyne Technologies, Inc. (a)(b)	14,655	1,426,371
Textron, Inc. (a)	47,611	1,870,636
The Boeing Co.	14,599	1,832,029
The Keyw Holding Corp. (a)(b)	30,137	563,863
TransDigm Group, Inc. (a)	10,011	1,854,037
Triumph Group, Inc.	28,220	1,822,448
United Technologies Corp. (a)	15,962	1,865,000

TOTAL COMMON STOCKS —
(Cost $40,021,956)		50,851,448

SHORT TERM INVESTMENTS — 24.0%
MONEY MARKET FUNDS — 24.0%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	12,112,460	12,112,460
State Street Institutional Liquid Reserves Fund 0.08% (d)(e)	145,812	145,812

TOTAL SHORT TERM INVESTMENTS —
(Cost $12,258,272)		12,258,272

TOTAL INVESTMENTS — 123.7% (f)
(Cost $52,280,228)		63,109,720
OTHER ASSETS & LIABILITIES — (23.7)%		(12,099,272)

NET ASSETS — 100.0%		$51,010,448

(a)	A portion of the security was on loan at March 31, 2014.
(b)	Non-income producing security
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (See accompanying Notes to Schedules of Investments).

SPDR S&P Biotech ETF
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
BIOTECHNOLOGY — 99.9%
ACADIA Pharmaceuticals, Inc. (a)	651,695	$15,855,739
Achillion Pharmaceuticals, Inc. (a)(b)	5,316,426	17,491,042
Acorda Therapeutics, Inc. (a)	469,776	17,809,208
Aegerion Pharmaceuticals, Inc. (a)(b)	333,546	15,383,142
Alexion Pharmaceuticals, Inc. (a)	99,969	15,208,284
Alkermes PLC (a)	385,212	16,983,997
Alnylam Pharmaceuticals, Inc. (a)	246,064	16,520,737
AMAG Pharmaceuticals, Inc. (a)	860,383	16,648,411
Amgen, Inc.	142,932	17,629,233
Anacor Pharmaceuticals, Inc. (a)	827,911	16,566,499
Arena Pharmaceuticals, Inc. (a)(b)	2,699,145	17,004,613
ARIAD Pharmaceuticals, Inc. (a)(b)	2,144,159	17,281,922
Array BioPharma, Inc. (a)(b)	3,428,063	16,111,896
Arrowhead Research Corp. (a)	760,970	12,495,127
BioCryst Pharmaceuticals, Inc. (a)	1,576,735	16,681,856
Biogen Idec, Inc. (a)	52,679	16,112,926
BioMarin Pharmaceutical, Inc. (a)	226,502	15,449,701
Celgene Corp. (a)	117,247	16,367,681
Cell Therapeutics, Inc. (a)(b)	4,503,251	15,311,053
Celldex Therapeutics, Inc. (a)(b)	757,074	13,377,498
Cepheid, Inc. (a)(b)	325,098	16,768,555
Chelsea Therapeutics International, Ltd. (a)(b)	2,989,372	16,501,333
Clovis Oncology, Inc. (a)	215,216	14,908,012
Cubist Pharmaceuticals, Inc. (a)	231,342	16,922,667
Dendreon Corp. (a)(b)	5,858,727	17,517,594
Dyax Corp. (a)	1,897,940	17,043,501
Dynavax Technologies Corp. (a)(b)	9,625,018	17,325,032
Emergent Biosolutions, Inc. (a)	647,807	16,370,083
Exact Sciences Corp. (a)(b)	1,337,260	18,948,974
Exelixis, Inc. (a)(b)	2,793,851	9,890,233
Galena Biopharma, Inc. (a)(b)	5,578,860	13,947,150
Genomic Health, Inc. (a)(b)	602,148	15,860,578
Geron Corp. (a)(b)	9,572,463	19,910,723
Gilead Sciences, Inc. (a)	233,423	16,540,354
Halozyme Therapeutics, Inc. (a)(b)	1,302,404	16,540,531
Idenix Pharmaceuticals, Inc. (a)(b)	2,524,171	15,220,751
ImmunoGen, Inc. (a)(b)	1,108,707	16,552,996
Incyte Corp. (a)	285,186	15,263,155
Infinity Pharmaceuticals, Inc. (a)(b)	1,276,766	15,180,748
Inovio Pharmaceuticals, Inc. (a)(b)	5,005,049	16,666,813
Insmed, Inc. (a)(b)	913,368	17,390,527
Intercept Pharmaceuticals, Inc. (a)	37,866	12,487,828
InterMune, Inc. (a)(b)	545,856	18,269,800
Ironwood Pharmaceuticals, Inc. (a)	1,372,819	16,913,130
Isis Pharmaceuticals, Inc. (a)(b)	383,875	16,587,239
Keryx Biopharmaceuticals, Inc. (a)(b)	1,159,295	19,754,387
KYTHERA Biopharmaceuticals, Inc. (a)(b)	377,295	15,001,249
Lexicon Pharmaceuticals, Inc. (a)(b)	3,956,531	6,844,799
Ligand Pharmaceuticals, Inc. (Class B) (a)(b)	232,389	15,630,484
MannKind Corp. (a)(b)	3,111,495	12,508,210
Medivation, Inc. (a)(b)	258,563	16,643,700
Merrimack Pharmaceuticals, Inc. (a)(b)	3,108,715	15,667,924
MiMedx Group, Inc. (a)(b)	2,314,030	14,185,004
Momenta Pharmaceuticals, Inc. (a)	1,141,965	13,303,892
Myriad Genetics, Inc. (a)(b)	500,370	17,107,650
Neurocrine Biosciences, Inc. (a)	1,031,072	16,600,259
NewLink Genetics Corp. (a)	568,339	16,140,828
Novavax, Inc. (a)(b)	3,262,081	14,777,227
NPS Pharmaceuticals, Inc. (a)	531,116	15,896,302
OPKO Health, Inc. (a)(b)	1,813,400	16,900,888
Orexigen Therapeutics, Inc. (a)(b)	2,513,320	16,336,580
Organovo Holdings, Inc. (a)(b)	2,002,026	15,295,479
Pharmacyclics, Inc. (a)	142,293	14,260,604
PTC Therapeutics, Inc. (a)	523,292	13,678,853
Puma Biotechnology, Inc. (a)	152,556	15,887,182
Raptor Pharmaceutical Corp. (a)(b)	1,557,124	15,571,240
Receptos, Inc. (a)	345,283	14,481,169
Regeneron Pharmaceuticals, Inc. (a)	53,131	15,954,177
Repligen Corp. (a)(b)	1,169,431	15,038,883
Sangamo Biosciences, Inc. (a)(b)	760,316	13,746,513
Sarepta Therapeutics, Inc. (a)(b)	645,892	15,520,785
Seattle Genetics, Inc. (a)	348,300	15,868,548
Spectrum Pharmaceuticals, Inc. (a)(b)	2,192,448	17,188,792
Synageva BioPharma Corp. (a)(b)	186,242	15,452,499
Synergy Pharmaceuticals, Inc. (a)(b)	1,995,798	10,597,687
TESARO, Inc. (a)(b)	476,518	14,047,751
Theravance, Inc. (a)(b)	516,015	15,965,504
United Therapeutics Corp. (a)	184,486	17,347,219
Vanda Pharmaceuticals, Inc. (a)	992,482	16,127,832
Vertex Pharmaceuticals, Inc. (a)	223,622	15,814,548
XOMA Corp. (a)(b)	2,909,915	15,160,657
ZIOPHARM Oncology, Inc. (a)(b)	2,882,978	13,204,039

TOTAL COMMON STOCKS —
(Cost $1,323,569,366)		1,287,328,216

SHORT TERM INVESTMENTS — 22.7%
MONEY MARKET FUNDS — 22.7%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	292,321,073	292,321,073
State Street Institutional Liquid Reserves Fund 0.08% (d)(e)	610,004	610,004

TOTAL SHORT TERM INVESTMENTS —
(Cost $292,931,077)		292,931,077

TOTAL INVESTMENTS — 122.6% (f)
(Cost $1,616,500,443)		1,580,259,293
OTHER ASSETS & LIABILITIES — (22.6)%		(291,370,989)

NET ASSETS — 100.0%		$1,288,888,304

SPDR S&P Biotech ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

(a)	Non-income producing security
(b)	A portion of the security was on loan at March 31, 2014.
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (See accompanying Notes to Schedules of Investments).
PLC = Public Limited Company

SPDR S&P Health Care Equipment ETF
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 100.0%
HEALTH CARE EQUIPMENT — 77.7%
Abaxis, Inc. (a)(b)	12,674	$492,765
Abbott Laboratories	13,207	508,602
ABIOMED, Inc. (a)(b)	19,787	515,253
Accuray, Inc. (a)(b)	53,058	509,357
Analogic Corp. (b)	5,346	438,960
ArthroCare Corp. (a)	10,695	515,392
Baxter International, Inc.	7,740	569,509
Becton, Dickinson and Co. (b)	4,462	522,411
Boston Scientific Corp. (a)	39,559	534,838
C.R. Bard, Inc. (b)	3,551	525,477
Cantel Medical Corp. (b)	8,764	295,522
Cardiovascular Systems, Inc. (a)	15,254	484,925
CareFusion Corp. (a)	12,790	514,414
CONMED Corp.	11,249	488,769
Covidien PLC	7,325	539,559
Cyberonics, Inc. (a)(b)	7,825	510,581
Cynosure, Inc. (Class A) (a)(b)	16,037	469,884
DexCom, Inc. (a)	11,514	476,219
Edwards Lifesciences Corp. (a)(b)	7,134	529,129
GenMark Diagnostics, Inc. (a)(b)	13,364	132,838
Globus Medical, Inc. (Class A) (a)(b)	20,104	534,565
Greatbatch, Inc. (a)	6,896	316,664
HeartWare International, Inc. (a)(b)	5,666	531,357
Hill-Rom Holdings, Inc. (b)	13,816	532,469
Hologic, Inc. (a)(b)	23,949	514,903
IDEXX Laboratories, Inc. (a)(b)	4,024	488,514
Insulet Corp. (a)(b)	10,644	504,738
Integra LifeSciences Holdings Corp. (a)(b)	10,918	502,119
Intuitive Surgical, Inc. (a)	1,216	532,596
Invacare Corp.	11,954	227,963
Masimo Corp. (a)(b)	18,192	496,824
Medtronic, Inc.	8,744	538,106
Natus Medical, Inc. (a)(b)	19,734	509,137
NuVasive, Inc. (a)	13,633	523,644
NxStage Medical, Inc. (a)	30,450	387,933
Orthofix International NV (a)(b)	7,603	229,230
Quidel Corp. (a)(b)	13,021	355,473
ResMed, Inc. (b)	11,883	531,051
Rockwell Medical, Inc. (a)(b)	41,042	519,592
Sirona Dental Systems, Inc. (a)(b)	7,040	525,677
St. Jude Medical, Inc.	7,875	514,946
STERIS Corp.	11,188	534,227
Stryker Corp.	6,412	522,386
Teleflex, Inc. (b)	5,000	536,200
Thoratec Corp. (a)(b)	15,053	539,048
Tornier NV (a)	16,881	358,215
Varian Medical Systems, Inc. (a)(b)	6,109	513,095
Volcano Corp. (a)(b)	23,882	470,714
Wright Medical Group, Inc. (a)	15,409	478,758
Zeltiq Aesthetics, Inc. (a)(b)	28,529	559,454
Zimmer Holdings, Inc.	5,466	516,974

		24,420,976

HEALTH CARE SUPPLIES — 22.3%
Alere, Inc. (a)(b)	14,249	489,453
Align Technology, Inc. (a)(b)	9,758	505,367
Anika Therapeutics, Inc. (a)(b)	12,138	498,872
Antares Pharma, Inc. (a)(b)	95,115	332,903
Cerus Corp. (a)(b)	52,939	254,107
DENTSPLY International, Inc. (b)	11,473	528,217
Endologix, Inc. (a)(b)	39,347	506,396
Haemonetics Corp. (a)(b)	13,872	452,088
ICU Medical, Inc. (a)(b)	8,713	521,734
Meridian Bioscience, Inc. (b)	17,135	373,372
Merit Medical Systems, Inc. (a)(b)	10,783	154,197
Neogen Corp. (a)(b)	10,710	481,415
Spectranetics Corp. (a)	16,527	500,933
The Cooper Cos., Inc. (b)	3,889	534,193
Unilife Corp. (a)(b)	85,488	347,936
West Pharmaceutical Services, Inc.	11,501	506,619

		6,987,802

TOTAL COMMON STOCKS —
(Cost $25,163,729)		31,408,778

SHORT TERM INVESTMENTS — 23.7%
MONEY MARKET FUNDS — 23.7%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	7,443,121	7,443,121
State Street Institutional Liquid Reserves Fund 0.08% (d)(e)	2,218	2,218

TOTAL SHORT TERM INVESTMENTS —
(Cost $7,445,339)		7,445,339

TOTAL INVESTMENTS — 123.7% (f)
(Cost $32,609,068)		38,854,117
OTHER ASSETS & LIABILITIES — (23.7)%		(7,432,623)

NET ASSETS — 100.0%		$31,421,494

(a)	Non-income producing security
(b)	A portion of the security was on loan at March 31, 2014.
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (See accompanying Notes to Schedules of Investments).
PLC = Public Limited Company

SPDR S&P Health Care Services ETF
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
HEALTH CARE DISTRIBUTORS — 15.4%
AmerisourceBergen Corp.	21,264	$1,394,706
Cardinal Health, Inc.	19,875	1,390,853
Henry Schein, Inc. (a)(b)	12,135	1,448,555
McKesson Corp.	7,946	1,403,025
MWI Veterinary Supply, Inc. (a)(b)	8,895	1,384,240
Owens & Minor, Inc. (b)	40,911	1,433,112
Patterson Cos., Inc. (b)	34,916	1,458,092
PharMerica Corp. (a)(b)	37,368	1,045,557

		10,958,140

HEALTH CARE FACILITIES — 30.6%
Acadia Healthcare Co., Inc. (a)(b)	31,126	1,404,405
AmSurg Corp. (a)(b)	22,050	1,038,114
Brookdale Senior Living, Inc. (a)	44,087	1,477,355
Capital Senior Living Corp. (a)(b)	32,208	837,086
Community Health Systems, Inc. (a)(b)	40,427	1,583,526
Emeritus Corp. (a)(b)	46,892	1,474,285
Hanger, Inc. (a)(b)	32,730	1,102,346
HCA Holdings, Inc. (a)	30,153	1,583,033
HealthSouth Corp. (b)	45,196	1,623,892
Kindred Healthcare, Inc.	64,343	1,506,913
LifePoint Hospitals, Inc. (a)(b)	28,029	1,528,982
Select Medical Holdings Corp.	121,968	1,518,502
Tenet Healthcare Corp. (a)(b)	36,100	1,545,441
The Ensign Group, Inc. (b)	14,194	619,426
Universal Health Services, Inc. (Class B) (b)	19,262	1,580,832
VCA Antech, Inc. (a)	42,496	1,369,646

		21,793,784

HEALTH CARE SERVICES — 32.8%
Air Methods Corp. (a)(b)	27,084	1,447,098
Amedisys, Inc. (a)(b)	46,468	691,909
AMN Healthcare Services, Inc. (a)(b)	44,635	613,285
Bio-Reference Laboratories, Inc. (a)(b)	50,745	1,404,622
BioScrip, Inc. (a)(b)	197,360	1,377,573
Chemed Corp. (b)	16,765	1,499,629
DaVita HealthCare Partners, Inc. (a)	21,067	1,450,463
Envision Healthcare Holdings, Inc. (a)	43,764	1,480,536
ExamWorks Group, Inc. (a)	29,283	1,025,198
Express Scripts Holding Co. (a)	18,573	1,394,647
Healthways, Inc. (a)(b)	64,715	1,109,215
IPC The Hospitalist Co. (a)(b)	17,315	849,820
Laboratory Corp. of America Holdings (a)(b)	15,024	1,475,507
Landauer, Inc. (b)	4,965	225,063
MEDNAX, Inc. (a)(b)	23,245	1,440,725
Omnicare, Inc. (b)	25,198	1,503,565
Premier, Inc. (Class A) (a)	41,251	1,359,220
Quest Diagnostics, Inc. (b)	26,811	1,552,893
Team Health Holdings, Inc. (a)	32,662	1,461,624

		23,362,592

MANAGED HEALTH CARE — 20.9%
Aetna, Inc.	20,092	1,506,297
Centene Corp. (a)	22,784	1,418,304
CIGNA Corp.	18,769	1,571,528
Health Net, Inc. (a)	42,979	1,461,716
Humana, Inc. (b)	13,123	1,479,225
Magellan Health Services, Inc. (a)	24,451	1,451,167
Molina Healthcare, Inc. (a)(b)	40,179	1,509,123
UnitedHealth Group, Inc.	18,980	1,556,170
WellCare Health Plans, Inc. (a)(b)	22,727	1,443,619
WellPoint, Inc.	15,391	1,532,174

		14,929,323

TOTAL COMMON STOCKS —
(Cost $58,009,994)		71,043,839

SHORT TERM INVESTMENTS — 23.7%
MONEY MARKET FUNDS — 23.7%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	16,717,742	16,717,742
State Street Institutional Liquid Reserves Fund 0.08% (d)(e)	217,230	217,230

TOTAL SHORT TERM INVESTMENTS —
(Cost $16,934,972)		16,934,972

TOTAL INVESTMENTS — 123.4% (f)
(Cost $74,944,966)		87,978,811
OTHER ASSETS & LIABILITIES — (23.4)%		(16,707,896)

NET ASSETS — 100.0%		$71,270,915

(a)	Non-income producing security
(b)	A portion of the security was on loan at March 31, 2014.
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (See accompanying Notes to Schedules of Investments).

SPDR S&P Homebuilders ETF
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
BUILDING PRODUCTS — 28.2%
A.O. Smith Corp.	1,328,601	$61,142,218
Allegion PLC	1,142,728	59,616,120
Armstrong World Industries, Inc. (a)	1,104,175	58,797,319
Fortune Brands Home & Security, Inc.	1,407,196	59,214,808
Lennox International, Inc.	665,003	60,455,423
Masco Corp.	2,675,981	59,433,538
Owens Corning	1,418,687	61,244,718
Simpson Manufacturing Co., Inc. (b)	726,619	25,671,449
Trex Co., Inc. (a)	843,022	61,675,489
USG Corp. (a)	1,852,939	60,628,164

		567,879,246

HOME FURNISHINGS — 8.8%
La-Z-Boy, Inc.	1,940,525	52,588,227
Leggett & Platt, Inc. (b)	1,935,336	63,169,367
Tempur Sealy International, Inc. (a)(b)	1,209,134	61,266,820

		177,024,414

HOME FURNISHING RETAIL — 15.3%
Aaron’s, Inc. (b)	1,896,711	57,356,541
Bed Bath & Beyond, Inc. (a)	891,761	61,353,157
Pier 1 Imports, Inc. (b)	3,147,607	59,426,820
Restoration Hardware Holdings, Inc. (a)	928,056	68,295,641
Williams-Sonoma, Inc.	944,152	62,918,289

		309,350,448

HOME IMPROVEMENT RETAIL — 8.8%
Lowe’s Cos., Inc.	1,240,681	60,669,301
Lumber Liquidators Holdings, Inc. (a)(b)	600,491	56,326,056
The Home Depot, Inc.	767,262	60,713,442

		177,708,799

HOMEBUILDING — 26.9%
D.R. Horton, Inc. (b)	2,763,381	59,827,199
Lennar Corp. (Class A) (b)	1,521,845	60,295,499
M.D.C. Holdings, Inc. (b)	2,153,669	60,905,759
M/I Homes, Inc. (a)	1,172,094	26,278,347
NVR, Inc. (a)	51,278	58,815,866
Pulte Group, Inc.	3,180,453	61,032,893
Standard Pacific Corp. (a)(b)	7,131,764	59,264,959
Taylor Morrison Home Corp. (Class A) (a)(c)	1,466,167	34,454,925
The Ryland Group, Inc. (b)	1,507,536	60,195,912
Toll Brothers, Inc. (a)	1,681,975	60,382,903

		541,454,262

HOUSEHOLD APPLIANCES — 9.0%
Helen of Troy, Ltd. (a)	802,173	55,534,437
iRobot Corp. (a)	1,513,134	62,114,151
Whirlpool Corp.	428,659	64,067,374

		181,715,962

HOUSEHOLD DURABLES — 2.9%
Mohawk Industries, Inc. (a)	436,928	59,413,469

TOTAL COMMON STOCKS —
(Cost $1,968,095,276)		2,014,546,600

SHORT TERM INVESTMENTS — 12.6%
MONEY MARKET FUNDS — 12.6%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	251,790,957	251,790,957
State Street Institutional Liquid Reserves Fund 0.08% (e)(f)	1,525,757	1,525,757

TOTAL SHORT TERM INVESTMENTS —
(Cost $253,316,714)		253,316,714

TOTAL INVESTMENTS — 112.5% (g)
(Cost $2,221,411,990)		2,267,863,314
OTHER ASSETS & LIABILITIES — (12.5)%		(251,099,328)

NET ASSETS — 100.0%		$2,016,763,986

(a)	Non-income producing security
(b)	A portion of the security was on loan at March 31, 2014.
(c)	Affiliated issuer (See accompanying Notes to Schedules of Investments).
(d)	Investments of cash collateral for securities loaned
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments).
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (See accompanying Notes to Schedules of Investments).
PLC = Public Limited Company

SPDR S&P Metals & Mining ETF
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
ALUMINUM — 7.9%
Alcoa, Inc.	1,676,382	$21,575,036
Century Aluminum Co. (a)	776,157	10,253,034
Kaiser Aluminum Corp.	278,357	19,880,257

		51,708,327

COAL & CONSUMABLE FUELS — 17.6%
Alpha Natural Resources, Inc. (a)(b)	4,510,941	19,171,499
Arch Coal, Inc. (b)	4,771,143	22,996,909
Cloud Peak Energy, Inc. (a)	1,025,744	21,684,228
CONSOL Energy, Inc.	514,319	20,547,044
Peabody Energy Corp.	1,282,143	20,950,217
Solazyme, Inc. (a)(b)	844,637	9,806,236

		115,156,133

DIVERSIFIED METALS & MINING — 23.2%
AMCOL International Corp.	282,709	12,942,418
Compass Minerals International, Inc.	238,338	19,667,652
Freeport-McMoRan Copper & Gold, Inc.	639,070	21,134,045
Globe Specialty Metals, Inc.	384,623	8,007,851
Horsehead Holding Corp. (a)(b)	474,078	7,973,992
Materion Corp.	111,243	3,774,475
Molycorp, Inc. (a)(b)	3,945,861	18,506,088
RTI International Metals, Inc. (a)	302,120	8,392,894
SunCoke Energy, Inc. (a)	603,215	13,777,431
US Silica Holdings, Inc. (b)	562,844	21,483,755
Walter Energy, Inc. (b)	2,215,135	16,746,420

		152,407,021

GOLD — 7.4%
Allied Nevada Gold Corp. (a)(b)	3,106,047	13,387,063
Newmont Mining Corp.	758,111	17,770,122
Royal Gold, Inc. (b)	278,791	17,457,892

		48,615,077

PRECIOUS METALS & MINERALS — 8.9%
Coeur Mines, Inc. (a)	1,839,508	17,089,029
Hecla Mining Co. (b)	5,559,669	17,068,184
McEwen Mining, Inc. (a)(b)	2,213,819	5,246,751
Stillwater Mining Co. (a)(b)	1,265,023	18,734,991

		58,138,955

STEEL — 34.8%
AK Steel Holding Corp. (a)(b)	3,227,283	23,300,983
Allegheny Technologies, Inc.	579,344	21,829,682
Carpenter Technology Corp.	333,204	22,004,792
Cliffs Natural Resources, Inc. (b)	1,079,813	22,092,974
Commercial Metals Co.	1,058,553	19,985,481
Haynes International, Inc.	57,370	3,097,980
Nucor Corp.	409,230	20,682,484
Reliance Steel & Aluminum Co.	286,311	20,230,735
Schnitzer Steel Industries, Inc. (Class A) (b)	407,702	11,762,203
Steel Dynamics, Inc.	1,201,494	21,374,578
United States Steel Corp. (b)	825,314	22,786,920
Worthington Industries, Inc.	493,242	18,866,506

		228,015,318

TOTAL COMMON STOCKS —
(Cost $850,038,926)		654,040,831

SHORT TERM INVESTMENTS — 23.4%
MONEY MARKET FUNDS — 23.4%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	152,625,977	152,625,977
State Street Institutional Liquid Reserves Fund 0.08% (d)(e)	497,056	497,056

TOTAL SHORT TERM INVESTMENTS —
(Cost $153,123,033)		153,123,033

TOTAL INVESTMENTS — 123.2% (f)
(Cost $1,003,161,959)		807,163,864
OTHER ASSETS & LIABILITIES — (23.2)%		(152,161,273)

NET ASSETS — 100.0%		$655,002,591

(a)	Non-income producing security
(b)	A portion of the security was on loan at March 31, 2014.
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (See accompanying Notes to Schedules of Investments).

SPDR S&P Oil & Gas Equipment & Services ETF
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
OIL & GAS DRILLING — 27.4%
Atwood Oceanics, Inc. (a)	136,099	$6,858,029
Diamond Offshore Drilling, Inc. (b)	141,457	6,897,443
Ensco PLC (Class A)	129,315	6,825,246
Helmerich & Payne, Inc.	63,833	6,865,877
Hercules Offshore, Inc. (a)(b)	1,395,626	6,405,923
Nabors Industries, Ltd.	284,200	7,005,530
Noble Corp. PLC	215,007	7,039,329
Parker Drilling Co. (a)	405,553	2,875,371
Patterson-UTI Energy, Inc.	217,173	6,880,041
Pioneer Energy Services Corp. (a)	206,302	2,671,611
Rowan Cos. PLC (a)	197,175	6,640,854
Transocean, Ltd. (b)	160,978	6,654,831
Unit Corp. (a)	102,751	6,717,860

		80,337,945

OIL & GAS EQUIPMENT & SERVICES — 72.5%
Baker Hughes, Inc.	101,172	6,578,203
Basic Energy Services, Inc. (a)(b)	265,157	7,267,953
Bristow Group, Inc.	84,974	6,417,236
C&J Energy Services, Inc. (a)(b)	239,831	6,993,472
Cameron International Corp. (a)	100,976	6,237,288
CARBO Ceramics, Inc. (b)	52,736	7,277,041
Core Laboratories NV	32,566	6,462,397
Dresser-Rand Group, Inc. (a)	113,970	6,656,988
Dril-Quip, Inc. (a)	62,325	6,986,632
Era Group, Inc. (a)	56,764	1,663,753
Exterran Holdings, Inc.	163,675	7,182,059
FMC Technologies, Inc. (a)	121,761	6,366,883
Forum Energy Technologies, Inc. (a)	207,272	6,421,287
Frank’s International NV (b)	268,574	6,655,264
Geospace Technologies Corp. (a)(b)	88,012	5,823,754
Gulfmark Offshore, Inc. (Class A)	125,580	5,643,565
Halliburton Co.	113,289	6,671,589
Helix Energy Solutions Group, Inc. (a)	273,868	6,293,487
Hornbeck Offshore Services, Inc. (a)(b)	161,352	6,746,127
ION Geophysical Corp. (a)(b)	894,898	3,767,521
Key Energy Services, Inc. (a)	775,732	7,167,764
Matrix Service Co. (a)	91,572	3,093,302
McDermott International, Inc. (a)(b)	812,000	6,349,840
National Oilwell Varco, Inc.	83,812	6,526,440
Newpark Resources, Inc. (a)	409,114	4,684,355
Oceaneering International, Inc.	88,050	6,327,273
Oil States International, Inc. (a)	65,905	6,498,233
RPC, Inc. (b)	331,165	6,762,389
Schlumberger, Ltd.	70,181	6,842,647
SEACOR Holdings, Inc. (a)(b)	76,398	6,602,315
Superior Energy Services, Inc.	220,466	6,781,534
Tesco Corp. (a)(b)	187,762	3,473,597
Tetra Technologies, Inc. (a)	330,136	4,225,741
Tidewater, Inc.	136,011	6,612,855
Weatherford International, Ltd. (a)	388,589	6,745,905

		212,806,689

TOTAL COMMON STOCKS —
(Cost $269,263,461)		293,144,634

SHORT TERM INVESTMENTS — 16.7%
MONEY MARKET FUNDS — 16.7%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	48,552,659	48,552,659
State Street Institutional Liquid Reserves Fund 0.08% (d)(e)	490,616	490,616

TOTAL SHORT TERM INVESTMENTS —
(Cost $49,043,275)		49,043,275

TOTAL INVESTMENTS — 116.6% (f)
(Cost $318,306,736)		342,187,909
OTHER ASSETS & LIABILITIES — (16.6)%		(48,602,469)

NET ASSETS — 100.0%		$293,585,440

(a)	Non-income producing security
(b)	A portion of the security was on loan at March 31, 2014.
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (See accompanying Notes to Schedules of Investments).
PLC = Public Limited Company

SPDR S&P Oil & Gas Exploration & Production ETF
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
INTEGRATED OIL & GAS — 7.6%
Chevron Corp.	121,598	$14,459,218
ConocoPhillips	208,568	14,672,759
Exxon Mobil Corp.	148,552	14,510,559
Hess Corp.	172,830	14,324,150
Marathon Oil Corp.	419,648	14,905,897
Occidental Petroleum Corp.	143,985	13,720,331

		86,592,914

OIL & GAS EXPLORATION & PRODUCTION — 77.3%
Anadarko Petroleum Corp.	169,324	14,351,902
Antero Resources Corp. (a)	230,712	14,442,571
Apache Corp.	175,162	14,529,688
Approach Resources, Inc. (a)(b)	669,597	14,001,273
Athlon Energy, Inc. (a)	387,935	13,752,296
Bill Barrett Corp. (a)(b)	571,245	14,623,872
Bonanza Creek Energy, Inc. (a)	293,077	13,012,619
Cabot Oil & Gas Corp.	408,783	13,849,568
Carrizo Oil & Gas, Inc. (a)	278,565	14,892,085
Chesapeake Energy Corp.	554,752	14,212,746
Cimarex Energy Co.	124,149	14,787,387
Clayton Williams Energy, Inc. (a)	86,670	9,794,577
Cobalt International Energy, Inc. (a)	776,947	14,233,669
Comstock Resources, Inc. (b)	730,819	16,699,214
Concho Resources, Inc. (a)	117,159	14,351,977
Contango Oil & Gas Co. (a)	169,466	8,090,307
Continental Resources, Inc. (a)(b)	117,201	14,564,568
Denbury Resources, Inc. (b)	854,116	14,007,502
Devon Energy Corp.	221,433	14,820,511
Diamondback Energy, Inc. (a)	218,419	14,701,783
Emerald Oil, Inc. (a)(b)	1,470,564	9,882,190
Energen Corp.	175,540	14,185,387
Energy XXI Bermuda, Ltd. (b)	629,453	14,836,207
EOG Resources, Inc.	74,612	14,636,636
EPL Oil & Gas, Inc. (a)	364,992	14,088,691
EQT Corp.	135,614	13,150,490
EXCO Resources, Inc. (b)	2,696,211	15,098,782
Goodrich Petroleum Corp. (a)(b)	940,767	14,882,934
Gulfport Energy Corp. (a)	213,429	15,191,876
Halcon Resources Corp. (a)(b)	3,712,944	16,077,048
Kodiak Oil & Gas Corp. (a)	1,198,139	14,545,407
Kosmos Energy, Ltd. (a)	1,309,969	14,409,659
Laredo Petroleum Holdings, Inc. (a)(b)	558,160	14,434,018
Magnum Hunter Resources Corp. (a)(b)	1,812,649	15,407,516
Matador Resources Co. (a)	614,097	15,039,236
Murphy Oil Corp.	230,418	14,484,075
Newfield Exploration Co. (a)	502,285	15,751,658
Noble Energy, Inc.	208,453	14,808,501
Northern Oil and Gas, Inc. (a)(b)	1,017,265	14,872,414
Oasis Petroleum, Inc. (a)	336,211	14,030,085
PDC Energy, Inc. (a)	236,730	14,738,810
Penn Virginia Corp. (a)	1,028,670	17,991,438
Pioneer Natural Resources Co.	74,506	13,943,053
QEP Resources, Inc.	488,173	14,371,813
Quicksilver Resources, Inc. (a)(b)	5,220,128	13,728,937
Range Resources Corp.	158,268	13,131,496
Resolute Energy Corp. (a)(b)	1,536,695	11,064,204
Rex Energy Corp. (a)	782,642	14,643,232
Rosetta Resources, Inc. (a)(b)	304,779	14,196,606
Sanchez Energy Corp. (a)(b)	499,555	14,801,815
SandRidge Energy, Inc. (a)(b)	2,190,279	13,448,313
SM Energy Co.	197,831	14,103,372
Southwestern Energy Co. (a)	314,964	14,491,494
Stone Energy Corp. (a)	396,977	16,661,125
Swift Energy Co. (a)(b)	1,438,861	15,482,144
Synergy Resources Corp. (a)(b)	1,141,446	12,270,545
Triangle Petroleum Corp. (a)(b)	1,720,635	14,178,032
Ultra Petroleum Corp. (a)(b)	563,976	15,165,315
VAALCO Energy, Inc. (a)	1,060,929	9,070,943
W&T Offshore, Inc. (b)	920,795	15,938,961
Whiting Petroleum Corp. (a)	202,008	14,017,335
WPX Energy, Inc. (a)(b)	789,486	14,234,433

		879,206,341

OIL & GAS REFINING & MARKETING — 15.0%
Clean Energy Fuels Corp. (a)(b)	1,496,411	13,377,914
CVR Energy, Inc. (b)	339,687	14,351,776
Delek US Holdings, Inc.	450,879	13,093,526
Green Plains Renewable Energy, Inc. (b)	499,383	14,961,515
HollyFrontier Corp.	279,277	13,288,000
Marathon Petroleum Corp.	147,697	12,855,547
PBF Energy, Inc.	514,850	13,283,130
Phillips 66	176,607	13,609,335
Rentech, Inc. (a)(b)	4,158,198	7,900,576
Tesoro Corp.	261,023	13,205,154
Valero Energy Corp.	256,019	13,594,609
Western Refining, Inc. (b)	341,613	13,186,262
World Fuel Services Corp. (b)	313,400	13,820,940

		170,528,284

TOTAL COMMON STOCKS —
(Cost $1,200,117,233)		1,136,327,539

WARRANTS — 0.0% (c)
OIL & GAS EXPLORATION & PRODUCTION — 0.0% (c)
Magnum Hunter Resources (expiring 4/15/16) (a)(b)(d) (Cost $0)	273,090	0

SHORT TERM INVESTMENTS — 9.7%
MONEY MARKET FUNDS — 9.7%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	109,114,951	109,114,951
State Street Institutional Liquid Reserves Fund 0.08% (f)(g)	1,349,869	1,349,869

TOTAL SHORT TERM INVESTMENTS —
(Cost $110,464,820)		110,464,820

TOTAL INVESTMENTS — 109.6% (h)
(Cost $1,310,582,053)		1,246,792,359
OTHER ASSETS & LIABILITIES — (9.6)%		(109,058,315)

NET ASSETS — 100.0%		$1,137,734,044

SPDR S&P Oil & Gas Exploration & Production ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

(a)	Non-income producing security
(b)	A portion of the security was on loan at March 31, 2014.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Security is valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs (See accompanying Notes to Schedules of Investments).
(e)	Investments of cash collateral for securities loaned
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments).
(g)	The rate shown is the annualized seven-day yield at period end.
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (See accompanying Notes to Schedules of Investments).

SPDR S&P Pharmaceuticals ETF
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 100.0%
PHARMACEUTICALS — 100.0%
AbbVie, Inc.	587,024	$30,173,034
Actavis PLC (a)	139,932	28,805,002
Akorn, Inc. (a)(b)	1,284,166	28,251,652
Allergan, Inc.	233,870	29,023,267
Auxilium Pharmaceuticals, Inc. (a)(b)	1,013,732	27,553,236
AVANIR Pharmaceuticals, Inc. (Class A) (a)(b)	4,404,145	16,163,212
Bristol-Myers Squibb Co.	555,834	28,875,576
DepoMed, Inc. (a)	889,982	12,904,739
Eli Lilly & Co.	509,873	30,011,125
Endo International PLC (a)	420,166	28,844,396
Forest Laboratories, Inc. (a)	314,272	28,997,877
Hi-Tech Pharmacal Co., Inc. (a)	184,370	7,988,752
Horizon Pharma, Inc. (a)	2,056,301	31,091,271
Hospira, Inc. (a)	713,378	30,853,599
Impax Laboratories, Inc. (a)	781,891	20,657,560
Jazz Pharmaceuticals PLC (a)	201,153	27,895,898
Johnson & Johnson	323,935	31,820,135
Lannett Co., Inc. (a)	614,434	21,947,582
Mallinckrodt PLC (a)	428,728	27,185,642
Merck & Co., Inc.	538,870	30,591,650
Mylan, Inc. (a)	570,317	27,848,579
Nektar Therapeutics (a)(b)	1,613,691	19,557,935
Pacira Pharmaceuticals, Inc. (a)	421,113	29,473,699
Perrigo Co. PLC	181,371	28,050,839
Pfizer, Inc.	962,623	30,919,451
Prestige Brands Holdings, Inc. (a)	784,148	21,368,033
Questcor Pharmaceuticals, Inc. (b)	474,180	30,788,507
Repros Therapeutics, Inc. (a)(b)	721,581	12,800,847
Sagent Pharmaceuticals, Inc. (a)(b)	456,642	10,671,724
Salix Pharmaceuticals, Ltd. (a)(b)	269,839	27,958,019
The Medicines Co. (a)	1,016,639	28,892,880
VIVUS, Inc. (a)(b)	5,078,118	30,164,021
Zoetis, Inc.	1,021,814	29,571,297
Zogenix, Inc. (a)(b)	4,856,428	13,816,538

TOTAL COMMON STOCKS —
(Cost $742,491,346)		861,517,574

SHORT TERM INVESTMENTS — 12.1%
MONEY MARKET FUNDS — 12.1%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	104,462,237	104,462,237
State Street Institutional Liquid Reserves Fund 0.08% (d)(e)	63,933	63,933

TOTAL SHORT TERM INVESTMENTS —
(Cost $104,526,170)		104,526,170

TOTAL INVESTMENTS — 112.1% (f)
(Cost $847,017,516)		966,043,744
OTHER ASSETS & LIABILITIES — (12.1)%		(104,407,949)

NET ASSETS — 100.0%		$861,635,795

(a)	Non-income producing security
(b)	A portion of the security was on loan at March 31, 2014.
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (See accompanying Notes to Schedules of Investments).
PLC = Public Limited Company

SPDR S&P Retail ETF
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
APPAREL RETAIL — 25.5%
Abercrombie & Fitch Co. (Class A)	168,580	$6,490,330
Aeropostale, Inc. (a)(b)	1,127,648	5,660,793
American Eagle Outfitters, Inc. (b)	514,486	6,297,309
ANN, Inc. (a)	174,885	7,254,230
Ascena Retail Group, Inc. (a)	368,476	6,367,265
Brown Shoe Co., Inc.	249,385	6,618,678
Chico’s FAS, Inc.	407,283	6,528,746
DSW, Inc. (Class A)	166,250	5,961,725
Express, Inc. (a)	424,373	6,739,043
Foot Locker, Inc.	145,795	6,849,449
Francesca’s Holdings Corp. (a)	322,809	5,855,755
Genesco, Inc. (a)	86,339	6,438,299
Guess?, Inc.	230,448	6,360,365
Jos. A. Bank Clothiers, Inc. (a)	102,010	6,559,243
L Brands, Inc.	115,319	6,546,660
Ross Stores, Inc.	90,370	6,465,974
Stage Stores, Inc. (b)	267,020	6,528,639
The Buckle, Inc. (b)	145,482	6,663,076
The Cato Corp. (Class A)	173,437	4,689,736
The Children’s Place Retail Stores, Inc. (b)	127,042	6,327,962
The Finish Line, Inc. (Class A)	246,126	6,667,553
The Gap, Inc.	155,988	6,248,879
The Men’s Wearhouse, Inc.	123,705	6,059,071
TJX Cos., Inc.	107,135	6,497,738
Urban Outfitters, Inc. (a)	184,914	6,743,814
Zumiez, Inc. (a)(b)	262,252	6,356,988

		165,777,320

AUTOMOTIVE RETAIL — 13.9%
Advance Auto Parts, Inc.	52,681	6,664,146
Asbury Automotive Group, Inc. (a)	127,483	7,051,085
AutoNation, Inc. (a)	123,740	6,586,680
AutoZone, Inc. (a)	12,292	6,602,033
CarMax, Inc. (a)	139,174	6,513,343
CST Brands, Inc.	212,002	6,622,942
Group 1 Automotive, Inc. (b)	98,206	6,448,206
Lithia Motors, Inc. (Class A)	100,732	6,694,649
Monro Muffler Brake, Inc.	110,229	6,269,826
Murphy USA, Inc. (a)	161,334	6,548,547
O’Reilly Automotive, Inc. (a)	44,417	6,591,039
Penske Automotive Group, Inc.	148,788	6,362,175
Pep Boys-Manny, Moe & Jack (a)	381,389	4,851,268
Sonic Automotive, Inc. (Class A)	281,802	6,334,909

		90,140,848

CATALOG RETAIL — 1.0%
HSN, Inc.	107,912	6,445,584

COMPUTER & ELECTRONICS RETAIL — 3.2%
Best Buy Co., Inc.	255,737	6,754,014
GameStop Corp. (Class A) (b)	168,679	6,932,707
Rent-A-Center, Inc.	264,402	7,033,093

		20,719,814

DEPARTMENT STORES — 6.2%
Dillard’s, Inc. (Class A)	72,451	6,694,472
J.C. Penney Co., Inc. (a)(b)	754,716	6,505,652
Kohl’s Corp.	119,657	6,796,518
Macy’s, Inc.	112,098	6,646,290
Nordstrom, Inc.	107,179	6,693,328
Sears Holdings Corp. (a)(b)	149,106	7,121,303

		40,457,563

DRUG RETAIL — 3.0%
CVS Caremark Corp.	90,253	6,756,340
Rite Aid Corp. (a)	965,290	6,052,368
Walgreen Co.	97,990	6,470,280

		19,278,988

FOOD RETAIL — 7.9%
Casey’s General Stores, Inc.	94,587	6,393,136
Safeway, Inc.	171,265	6,326,529
Sprouts Farmers Market, Inc. (a)(b)	173,246	6,242,054
SUPERVALU, Inc. (a)(b)	1,000,424	6,842,900
Susser Holdings Corp. (a)	99,292	6,202,771
The Fresh Market, Inc. (a)(b)	190,737	6,408,763
The Kroger Co.	149,502	6,525,762
Whole Foods Market, Inc.	121,720	6,172,421

		51,114,336

GENERAL MERCHANDISE STORES — 7.7%
Big Lots, Inc. (a)	180,088	6,819,932
Conn’s, Inc. (a)(b)	207,686	8,068,601
Dollar General Corp. (a)	114,883	6,373,709
Dollar Tree, Inc. (a)	121,970	6,364,395
Family Dollar Stores, Inc.	108,996	6,322,858
Fred’s, Inc. (Class A)	194,610	3,504,926
Target Corp.	110,575	6,690,893
Tuesday Morning Corp. (a)	408,859	5,785,355

		49,930,669

HYPERMARKETS & SUPER CENTERS — 3.0%
Costco Wholesale Corp.	57,952	6,472,080
PriceSmart, Inc.	61,672	6,224,555
Wal-Mart Stores, Inc.	88,405	6,756,794

		19,453,429

INTERNET RETAIL — 10.3%
Amazon.com, Inc. (a)	17,560	5,909,291
Blue Nile, Inc. (a)(b)	182,174	6,339,655
Expedia, Inc.	86,733	6,288,143
FTD Cos., Inc. (a)	209,357	6,659,646
Groupon, Inc. (a)(b)	786,320	6,164,749
HomeAway, Inc. (a)	153,251	5,772,965
Netflix, Inc. (a)	15,395	5,419,502
NutriSystem, Inc.	438,814	6,612,927
Priceline.com, Inc. (a)	5,172	6,164,455
Shutterfly, Inc. (a)(b)	130,624	5,575,032
TripAdvisor, Inc. (a)	63,840	5,783,266

		66,689,631

SPECIALIZED CONSUMER SERVICES — 1.1%
Outerwall, Inc. (a)(b)	101,476	7,357,010

SPECIALTY STORES — 17.1%
Barnes & Noble, Inc. (a)	305,136	6,377,343
Cabela’s, Inc. (a)	93,432	6,120,730
Dick’s Sporting Goods, Inc.	116,277	6,349,887
Five Below, Inc. (a)(b)	178,436	7,579,961
GNC Holdings, Inc. (Class A)	141,154	6,213,599
Hibbett Sports, Inc. (a)	117,849	6,231,855
Office Depot, Inc. (a)	1,441,718	5,954,295
PetSmart, Inc. (b)	97,039	6,685,017
Sally Beauty Holdings, Inc. (a)	239,363	6,558,546

SPDR S&P Retail ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Signet Jewelers, Ltd.	66,549	$7,044,877
Staples, Inc. (b)	581,760	6,597,159
The Container Store Group, Inc. (a)(b)	186,355	6,326,752
Tiffany & Co.	71,474	6,157,485
Tractor Supply Co.	92,454	6,530,026
Ulta Salon Cosmetics & Fragrance, Inc. (a)	68,973	6,723,488
Vitamin Shoppe, Inc. (a)	145,876	6,932,028
Zale Corp. (a)	311,431	6,512,022

		110,895,070

TOTAL COMMON STOCKS —
(Cost $731,175,095)		648,260,262

SHORT TERM INVESTMENTS — 2.1%
MONEY MARKET FUNDS — 2.1%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	13,486,269	13,486,269
State Street Institutional Liquid Reserves Fund 0.08% (d)(e)	327,326	327,326

TOTAL SHORT TERM INVESTMENTS —
(Cost $13,813,595)		13,813,595

TOTAL INVESTMENTS — 102.0% (f)
(Cost $744,988,690)		662,073,857
OTHER ASSETS & LIABILITIES — (2.0)%		(13,152,547)

NET ASSETS — 100.0%		$648,921,310

(a)	Non-income producing security
(b)	A portion of the security was on loan at March 31, 2014.
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (See accompanying Notes to Schedules of Investments).

SPDR S&P Semiconductor ETF
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
SEMICONDUCTORS — 99.9%
Advanced Micro Devices, Inc. (a)(b)	773,794	$3,102,914
Altera Corp.	84,417	3,059,272
Analog Devices, Inc.	59,472	3,160,342
Applied Micro Circuits Corp. (a)(b)	293,219	2,902,868
Atmel Corp. (a)	358,928	3,000,638
Avago Technologies, Ltd.	47,529	3,061,343
Broadcom Corp. (Class A)	99,501	3,132,291
Cavium, Inc. (a)	69,313	3,031,057
CEVA, Inc. (a)	29,645	520,566
Cirrus Logic, Inc. (a)	156,304	3,105,760
Cree, Inc. (a)(b)	49,374	2,792,593
Cypress Semiconductor Corp. (a)(b)	292,074	2,999,600
Diodes, Inc. (a)	52,551	1,372,632
Entropic Communications, Inc. (a)	205,320	839,759
Exar Corp. (a)	64,487	770,620
Fairchild Semiconductor International, Inc. (a)	223,823	3,086,519
First Solar, Inc. (a)(b)	55,138	3,848,081
Freescale Semiconductor, Ltd. (a)	133,951	3,269,744
Hittite Microwave Corp.	37,278	2,350,005
Integrated Device Technology, Inc. (a)	239,096	2,924,144
Intel Corp.	121,598	3,138,444
International Rectifier Corp. (a)	112,716	3,088,418
Intersil Corp. (Class A)	236,624	3,057,182
Lattice Semiconductor Corp. (a)	261,709	2,051,799
Linear Technology Corp.	64,121	3,122,052
LSI Corp.	268,631	2,973,745
Marvell Technology Group, Ltd.	188,430	2,967,773
Maxim Integrated Products, Inc.	93,833	3,107,749
Micrel, Inc.	55,585	615,882
Microchip Technology, Inc. (b)	64,662	3,088,257
Micron Technology, Inc. (a)	124,335	2,941,766
Microsemi Corp. (a)	115,619	2,893,944
Monolithic Power Systems, Inc. (a)	69,015	2,675,712
NVIDIA Corp.	167,178	2,994,158
OmniVision Technologies, Inc. (a)(b)	174,011	3,079,995
ON Semiconductor Corp. (a)	324,525	3,050,535
PMC-Sierra, Inc. (a)	352,057	2,679,154
Power Integrations, Inc.	47,855	3,147,902
Rambus, Inc. (a)(b)	291,386	3,132,400
RF Micro Devices, Inc. (a)	388,920	3,064,690
Semtech Corp. (a)	116,597	2,954,568
Silicon Image, Inc. (a)	137,124	946,156
Silicon Laboratories, Inc. (a)	57,068	2,981,803
Skyworks Solutions, Inc. (a)	81,216	3,047,224
Spansion, Inc. (Class A) (a)	182,543	3,179,899
SunPower Corp. (a)(b)	94,070	3,034,698
Synaptics, Inc. (a)(b)	48,509	2,911,510
Texas Instruments, Inc.	67,236	3,170,177
TriQuint Semiconductor, Inc. (a)	225,519	3,019,699
Xilinx, Inc.	57,402	3,115,207

TOTAL COMMON STOCKS —
(Cost $125,969,745)		137,563,246

SHORT TERM INVESTMENTS — 8.9%
MONEY MARKET FUNDS — 8.9%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	12,167,479	12,167,479
State Street Institutional Liquid Reserves Fund 0.08% (d)(e)	44,773	44,773

TOTAL SHORT TERM INVESTMENTS —
(Cost $12,212,252)		12,212,252

TOTAL INVESTMENTS — 108.8% (f)
(Cost $138,181,997)		149,775,498
OTHER ASSETS & LIABILITIES — (8.8)%		(12,169,440)

NET ASSETS — 100.0%		$137,606,058

(a)	Non-income producing security
(b)	A portion of the security was on loan at March 31, 2014.
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (See accompanying Notes to Schedules of Investments).

SPDR S&P Software & Services ETF
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
APPLICATION SOFTWARE — 28.2%
ACI Worldwide, Inc. (a)(b)	3,451	$204,265
Adobe Systems, Inc. (a)	3,093	203,334
Advent Software, Inc. (b)	6,684	196,242
Ansys, Inc. (a)	2,740	211,035
Aspen Technology, Inc. (a)(b)	4,530	191,891
Autodesk, Inc. (a)	4,117	202,474
Blackbaud, Inc. (b)	6,815	213,310
Bottomline Technologies, Inc. (a)(b)	5,844	205,417
BroadSoft, Inc. (a)(b)	7,461	199,433
Cadence Design Systems, Inc. (a)(b)	13,608	211,468
Callidus Software, Inc. (a)(b)	15,850	198,442
Citrix Systems, Inc. (a)(b)	3,475	199,569
Compuware Corp.	20,087	210,914
Comverse, Inc. (a)(b)	6,071	209,935
Concur Technologies, Inc. (a)(b)	1,964	194,573
Ebix, Inc. (b)	12,231	208,783
Ellie Mae, Inc. (a)(b)	7,032	202,803
FactSet Research Systems, Inc. (b)	2,005	216,159
Fair Isaac Corp. (b)	3,942	218,071
Guidewire Software, Inc. (a)(b)	3,976	195,023
Informatica Corp. (a)	5,403	204,125
Interactive Intelligence Group (a)	2,690	195,025
Intuit, Inc.	2,600	202,098
Manhattan Associates, Inc. (a)	5,215	182,681
Mentor Graphics Corp. (b)	9,373	206,393
MicroStrategy, Inc. (a)	1,653	190,740
Monotype Imaging Holdings, Inc. (b)	6,827	205,766
Netscout Systems, Inc. (a)(b)	5,606	210,674
Nuance Communications, Inc. (a)(b)	13,028	223,691
Pegasystems, Inc.	5,619	198,463
PROS Holdings, Inc. (a)(b)	6,773	213,417
PTC, Inc. (a)	5,497	194,759
QLIK Technologies, Inc. (a)(b)	7,361	195,729
RealPage, Inc. (a)(b)	11,071	201,049
Salesforce.com, Inc. (a)(b)	3,573	203,983
SolarWinds, Inc. (a)(b)	4,869	207,565
Solera Holdings, Inc.	3,073	194,644
Splunk, Inc. (a)(b)	2,457	175,651
SS&C Technologies Holdings, Inc. (a)	5,102	204,182
Synchronoss Technologies, Inc. (a)(b)	6,057	207,695
Synopsys, Inc. (a)	5,262	202,113
Tangoe, Inc. (a)(b)	12,019	223,433
TIBCO Software, Inc. (a)	9,862	200,396
TiVo, Inc. (a)(b)	16,071	212,619
Tyler Technologies, Inc. (a)(b)	2,312	193,468
Ultimate Software Group, Inc. (a)(b)	1,343	183,991
Verint Systems, Inc. (a)	4,551	213,578
VirnetX Holding Corp. (a)(b)	13,853	196,436
Workday, Inc. (Class A) (a)	2,059	188,254

		9,925,759

DATA PROCESSING & OUTSOURCED SERVICES — 18.2%
Alliance Data Systems Corp. (a)(b)	746	203,248
Automatic Data Processing, Inc.	2,678	206,902
Broadridge Financial Solutions, Inc.	5,582	207,315
Cardtronics, Inc. (a)(b)	5,066	196,814
Computer Sciences Corp.	3,366	204,720
Convergys Corp. (b)	10,127	221,883
CoreLogic, Inc. (a)	6,597	198,174
CSG Systems International, Inc. (b)	7,699	200,482
DST Systems, Inc.	2,165	205,220
Euronet Worldwide, Inc. (a)(b)	5,328	221,592
EVERTEC, Inc. (b)	8,345	206,122
ExlService Holdings, Inc. (a)	6,997	216,277
Fidelity National Information Services, Inc.	3,939	210,540
Fiserv, Inc. (a)	3,630	205,785
FleetCor Technologies, Inc. (a)	1,759	202,461
Genpact, Ltd. (a)(b)	12,238	213,186
Global Payments, Inc.	2,931	208,423
Heartland Payment Systems, Inc. (b)	4,705	195,022
Jack Henry & Associates, Inc.	3,681	205,253
Mastercard, Inc. (Class A)	2,722	203,333
NeuStar, Inc. (Class A) (a)(b)	6,270	203,838
Paychex, Inc. (b)	4,969	211,679
Sykes Enterprises, Inc. (a)(b)	10,463	207,900
Syntel, Inc. (a)(b)	2,286	205,511
TeleTech Holdings, Inc. (a)	8,695	213,114
The Western Union Co. (b)	13,045	213,416
Total System Services, Inc. (b)	6,888	209,464
Vantiv, Inc. (a)(b)	6,599	199,422
VeriFone Systems, Inc. (a)	6,333	214,182
Visa, Inc. (Class A) (b)	941	203,124
WEX, Inc. (a)	2,257	214,528

		6,428,930

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES — 1.0%
CoStar Group, Inc. (a)	1,002	187,114
Global Cash Access Holdings, Inc. (a)	25,814	177,084

		364,198

HOME ENTERTAINMENT SOFTWARE — 2.2%
Activision Blizzard, Inc.	9,895	202,254
Electronic Arts, Inc. (a)(b)	7,020	203,650
Take-Two Interactive Software, Inc. (a)(b)	9,665	211,953
Zynga, Inc. (Class A) (a)(b)	38,059	163,654

		781,511

INTERNET SOFTWARE & SERVICES — 28.1%
Akamai Technologies, Inc. (a)	3,491	203,211
Angie’s List, Inc. (a)(b)	15,683	191,019
AOL, Inc. (a)(b)	5,038	220,513
Bankrate, Inc. (a)	12,196	206,600
Blucora, Inc. (a)(b)	10,640	209,502
ChannelAdvisor Corp. (a)(b)	4,673	176,359
comScore, Inc. (a)(b)	6,721	220,381
Constant Contact, Inc. (a)	7,752	189,614
Conversant, Inc. (a)(b)	8,601	242,118
Cornerstone OnDemand, Inc. (a)(b)	3,703	177,263
Cvent, Inc. (a)(b)	5,125	185,269
Dealertrack Technologies, Inc. (a)(b)	3,928	193,218
Demandware, Inc. (a)	2,812	180,137
Digital River, Inc. (a)(b)	12,060	210,206
E2open, Inc. (a)	8,108	191,106
EarthLink Holdings Corp. (b)	55,413	200,041
eBay, Inc. (a)	3,662	202,289
Envestnet, Inc. (a)(b)	4,837	194,351
Equinix, Inc. (a)(b)	1,135	209,793
Facebook, Inc. (Class A) (a)	3,069	184,876
Global Eagle Entertainment, Inc. (a)	12,060	190,307

SPDR S&P Software & Services ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Google, Inc. (Class A) (a)	177	$197,268
IAC/InterActiveCorp.	2,791	199,249
j2 Global, Inc. (b)	4,280	214,214
LinkedIn Corp. (Class A) (a)	1,056	195,297
Liquidity Services, Inc. (a)(b)	7,803	203,268
LivePerson, Inc. (a)(b)	17,033	205,588
LogMeIn, Inc. (a)(b)	4,584	205,776
Marketo, Inc. (a)(b)	5,913	193,178
Monster Worldwide, Inc. (a)(b)	26,404	197,502
Move, Inc. (a)	16,894	195,295
NIC, Inc. (b)	10,795	208,451
OpenTable, Inc. (a)(b)	2,545	195,787
Pandora Media, Inc. (a)(b)	5,863	177,766
Perficient, Inc. (a)	10,458	189,499
Rackspace Hosting, Inc. (a)(b)	6,030	197,905
Rocket Fuel, Inc. (a)(b)	4,291	183,998
SciQuest, Inc. (a)(b)	7,109	192,050
Shutterstock, Inc. (a)(b)	2,490	180,799
SPS Commerce, Inc. (a)(b)	3,206	197,009
Stamps.com, Inc. (a)	5,728	192,232
Textura Corp. (a)(b)	7,668	193,310
Trulia, Inc. (a)(b)	6,705	222,606
VeriSign, Inc. (a)(b)	3,789	204,265
Web.com Group, Inc. (a)(b)	5,709	194,277
WebMD Health Corp. (a)(b)	4,909	203,233
Xoom Corp. (a)(b)	9,289	181,321
Yahoo!, Inc. (a)	5,527	198,419
Yelp, Inc. (a)	2,394	184,170
Zillow, Inc. (Class A) (a)(b)	2,386	210,207

		9,892,112

IT CONSULTING & OTHER SERVICES — 11.6%
Accenture PLC (Class A) (b)	2,553	203,525
Acxiom Corp. (a)(b)	5,744	197,565
Booz Allen Hamilton Holding Corp. (b)	9,589	210,958
CACI International, Inc. (Class A) (a)(b)	2,731	201,548
Cognizant Technology Solutions Corp. (Class A) (a)	4,135	209,272
EPAM Systems, Inc. (a)	6,482	213,258
Forrester Research, Inc. (b)	3,366	120,671
Gartner, Inc. (a)	2,881	200,057
iGate Corp. (a)	6,368	200,847
International Business Machines Corp. (b)	1,140	219,439
Leidos Holdings, Inc. (b)	4,921	174,056
ManTech International Corp. (Class A) (b)	7,129	209,664
MAXIMUS, Inc.	4,518	202,677
Sapient Corp. (a)(b)	12,533	213,813
Science Applications International Corp. (b)	5,929	221,685
ServiceSource International, Inc. (a)(b)	24,976	210,797
Teradata Corp. (a)(b)	4,650	228,734
Unisys Corp. (a)	6,908	210,418
Virtusa Corp. (a)	5,930	198,714
Xerox Corp. (b)	19,604	221,525

		4,069,223

SYSTEMS SOFTWARE — 10.6%
CA, Inc.	6,601	204,433
CommVault Systems, Inc. (a)(b)	3,306	214,725
FireEye, Inc. (a)(b)	2,739	168,640
Fortinet, Inc. (a)(b)	9,094	200,341
Imperva, Inc. (a)	3,425	190,772
Infoblox, Inc. (a)	9,138	183,308
MICROS Systems, Inc. (a)	3,826	202,510
Microsoft Corp.	5,512	225,937
NetSuite, Inc. (a)(b)	2,024	191,936
Oracle Corp.	5,527	226,109
Progress Software Corp. (a)	9,231	201,236
Proofpoint, Inc. (a)(b)	4,883	181,062
Qualys, Inc. (a)	7,576	192,658
Red Hat, Inc. (a)(b)	3,606	191,046
Rovi Corp. (a)	8,457	192,650
ServiceNow, Inc. (a)(b)	3,140	188,149
Symantec Corp. (b)	10,308	205,851
Tableau Software, Inc. (Class A) (a)(b)	2,301	175,060
VMware, Inc. (Class A) (a)(b)	1,970	212,799

		3,749,222

TOTAL COMMON STOCKS —
(Cost $31,033,624)		35,210,955

SHORT TERM INVESTMENTS — 24.3%
MONEY MARKET FUNDS — 24.3%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	8,533,409	8,533,409
State Street Institutional Liquid Reserves Fund 0.08% (d)(e)	27,548	27,548

TOTAL SHORT TERM INVESTMENTS —
(Cost $8,560,957)		8,560,957

TOTAL INVESTMENTS — 124.2% (f)
(Cost $39,594,581)		43,771,912
OTHER ASSETS & LIABILITIES — (24.2)%		(8,530,622)

NET ASSETS — 100.0%		$35,241,290

(a)	Non-income producing security
(b)	A portion of the security was on loan at March 31, 2014.
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (See accompanying Notes to Schedules of Investments).
PLC = Public Limited Company

SPDR S&P Telecom ETF
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
ALTERNATIVE CARRIERS — 13.7%
8x8, Inc. (a)(b)	27,586	$298,205
Cogent Communications Group, Inc.	8,510	302,360
inContact, Inc. (a)(b)	5,923	56,861
Inteliquent, Inc. (b)	12,726	184,909
Intelsat SA (a)(b)	5,652	105,805
Iridium Communications, Inc. (a)(b)	21,667	162,719
Level 3 Communications, Inc. (a)	7,952	311,241
tw telecom, Inc. (a)	9,751	304,816
Vonage Holdings Corp. (a)(b)	51,792	221,152

		1,948,068

COMMUNICATIONS EQUIPMENT — 63.1%
ADTRAN, Inc. (b)	11,528	281,398
Arris Group, Inc. (a)(b)	10,446	294,368
Aruba Networks, Inc. (a)(b)	14,840	278,250
Black Box Corp. (b)	1,544	37,581
Brocade Communications Systems, Inc. (a)(b)	30,025	318,565
CalAmp Corp. (a)(b)	9,226	257,129
Ciena Corp. (a)(b)	12,444	282,977
Cisco Systems, Inc.	13,867	310,759
CommScope Holding Co., Inc. (a)	13,649	336,857
Comtech Telecommunications Corp. (b)	4,338	138,209
EchoStar Corp. (Class A) (a)	5,917	281,413
Emulex Corp. (a)(b)	35,011	258,731
Extreme Networks, Inc. (a)(b)	52,678	305,532
F5 Networks, Inc. (a)	2,755	293,766
Finisar Corp. (a)(b)	12,059	319,684
Harmonic, Inc. (a)(b)	16,816	120,066
Harris Corp. (b)	4,080	298,493
Infinera Corp. (a)(b)	31,596	286,892
InterDigital, Inc. (b)	9,646	319,379
Ixia (a)(b)	16,462	205,775
JDS Uniphase Corp. (a)(b)	20,631	288,834
Juniper Networks, Inc. (a)(b)	11,555	297,657
Motorola Solutions, Inc.	4,650	298,948
Netgear, Inc. (a)(b)	8,290	279,622
Palo Alto Networks, Inc. (a)(b)	3,855	264,453
Parkervision, Inc. (a)	16,405	78,744
Plantronics, Inc.	5,210	231,584
Polycom, Inc. (a)	22,773	312,446
QUALCOMM, Inc.	3,961	312,364
Riverbed Technology, Inc. (a)(b)	14,884	293,364
Ruckus Wireless, Inc. (a)(b)	22,686	275,862
ShoreTel, Inc. (a)	16,808	144,549
Sonus Networks, Inc. (a)(b)	37,618	126,773
Ubiquiti Networks, Inc. (a)(b)	5,617	255,405
ViaSat, Inc. (a)(b)	4,130	285,135

		8,971,564

INTEGRATED TELECOMMUNICATION SERVICES — 13.3%
AT&T, Inc. (b)	9,112	319,558
Atlantic Tele-Network, Inc. (b)	1,301	85,762
CenturyLink, Inc. (b)	9,669	317,530
Cincinnati Bell, Inc. (a)(b)	31,529	109,090
Consolidated Communications Holdings, Inc. (b)	5,929	118,639
Frontier Communications Corp. (b)	59,448	338,854
Verizon Communications, Inc.	6,425	305,637
Windstream Holdings, Inc. (b)	35,841	295,330

		1,890,400

WIRELESS TELECOMMUNICATION SERVICES — 9.7%
SBA Communications Corp. (Class A) (a)	3,118	283,613
Sprint Corp. (a)(b)	33,719	309,878
T-Mobile US, Inc. (a)	9,452	312,200
Telephone & Data Systems, Inc.	12,728	333,601
US Cellular Corp. (b)	3,540	145,175

		1,384,467

TOTAL COMMON STOCKS —
(Cost $12,810,355)		14,194,499

SHORT TERM INVESTMENTS — 23.8%
MONEY MARKET FUNDS — 23.8%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	3,363,602	3,363,602
State Street Institutional Liquid Reserves Fund 0.08% (d)(e)	26,335	26,335

TOTAL SHORT TERM INVESTMENTS —
(Cost $3,389,937)		3,389,937

TOTAL INVESTMENTS — 123.6% (f)
(Cost $16,200,292)		17,584,436
OTHER ASSETS & LIABILITIES — (23.6)%		(3,355,757)

NET ASSETS — 100.0%		$14,228,679

(a)	Non-income producing security
(b)	A portion of the security was on loan at March 31, 2014.
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (See accompanying Notes to Schedules of Investments).

SPDR S&P Transportation ETF
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
AIR FREIGHT & LOGISTICS — 20.8%
Atlas Air Worldwide Holdings, Inc. (a)(b)	86,176	$3,039,428
C.H. Robinson Worldwide, Inc. (b)	53,570	2,806,532
Expeditors International of Washington, Inc. (b)	70,313	2,786,504
FedEx Corp.	20,070	2,660,479
Forward Air Corp.	27,943	1,288,452
HUB Group, Inc. (Class A) (a)(b)	49,676	1,986,543
United Parcel Service, Inc. (Class B) (b)	28,510	2,776,304
UTI Worldwide, Inc. (b)	237,337	2,513,399
XPO Logistics, Inc. (a)(b)	87,843	2,583,463

		22,441,104

AIRLINES — 24.7%
Alaska Air Group, Inc.	30,000	2,799,300
Allegiant Travel Co. (b)	23,313	2,609,424
American Airlines Group, Inc. (a)(b)	75,428	2,760,665
Delta Air Lines, Inc. (b)	80,343	2,783,885
Hawaiian Holdings, Inc. (a)(b)	166,618	2,325,987
JetBlue Airways Corp. (a)(b)	316,175	2,747,561
Republic Airways Holdings, Inc. (a)	128,753	1,176,803
SkyWest, Inc. (b)	91,865	1,172,197
Southwest Airlines Co. (b)	114,645	2,706,769
Spirit Airlines, Inc. (a)(b)	46,340	2,752,596
United Continental Holdings, Inc. (a)	61,718	2,754,474

		26,589,661

AIRPORT SERVICES — 1.4%
Wesco Aircraft Holdings, Inc. (a)(b)	66,837	1,471,082

MARINE — 3.5%
Kirby Corp. (a)(b)	26,983	2,732,029
Matson, Inc. (b)	42,666	1,053,423

		3,785,452

RAILROADS — 13.1%
CSX Corp.	96,713	2,801,776
Genesee & Wyoming, Inc. (Class A) (a)(b)	28,395	2,763,401
Kansas City Southern	28,413	2,899,831
Norfolk Southern Corp.	29,035	2,821,331
Union Pacific Corp.	14,825	2,782,059

		14,068,398

TRUCKING — 36.4%
AMERCO, Inc.	8,708	2,021,301
Arkansas Best Corp. (b)	77,229	2,853,612
Avis Budget Group, Inc. (a)(b)	59,499	2,897,601
Celadon Group, Inc. (b)	24,642	592,394
Con-way, Inc.	69,557	2,857,402
Heartland Express, Inc. (b)	98,305	2,230,540
Hertz Global Holdings, Inc. (a)	105,647	2,814,436
J.B. Hunt Transport Services, Inc.	38,414	2,762,735
Knight Transportation, Inc. (b)	121,293	2,805,507
Landstar System, Inc. (b)	45,222	2,678,047
Old Dominion Freight Line, Inc. (a)(b)	48,384	2,745,308
Roadrunner Transportation Systems, Inc. (a)(b)	79,924	2,017,282
Ryder Systems, Inc. (b)	35,539	2,840,277
Saia, Inc. (a)(b)	42,613	1,628,243
Swift Transportation Co. (a)(b)	107,031	2,649,017
Werner Enterprises, Inc. (b)	107,620	2,745,386

		39,139,088

TOTAL COMMON STOCKS —
(Cost $92,036,128)		107,494,785

SHORT TERM INVESTMENTS — 24.0%
MONEY MARKET FUNDS — 24.0%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	25,733,620	25,733,620
State Street Institutional Liquid Reserves Fund 0.08% (d)(e)	47,059	47,059

TOTAL SHORT TERM INVESTMENTS —
(Cost $25,780,679)		25,780,679

TOTAL INVESTMENTS — 123.9% (f)
(Cost $117,816,807)		133,275,464
OTHER ASSETS & LIABILITIES — (23.9)%		(25,731,100)

NET ASSETS — 100.0%		$107,544,364

(a)	Non-income producing security
(b)	A portion of the security was on loan at March 31, 2014.
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (See accompanying Notes to Schedules of Investments).

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 4.3%
AAR Corp. (a)	28	$727
Alliant Techsystems, Inc. (a)	24	3,412
BE Aerospace, Inc. (b)	81	7,030
Cubic Corp. (a)	4	204
Curtiss-Wright Corp.	35	2,224
Engility Holdings, Inc. (a)(b)	2	90
Esterline Technologies Corp. (b)	22	2,344
Exelis, Inc.	137	2,604
GenCorp, Inc. (a)(b)	50	913
General Dynamics Corp.	232	25,269
Honeywell International, Inc. (a)	446	41,371
Huntington Ingalls Industries, Inc.	36	3,681
L-3 Communications Holdings, Inc. (a)	51	6,026
Lockheed Martin Corp.	221	36,076
Moog, Inc. (Class A) (b)	29	1,900
Northrop Grumman Corp.	182	22,455
Orbital Sciences Corp. (b)	41	1,144
Precision Castparts Corp. (a)	101	25,529
Raytheon Co. (a)	262	25,883
Rockwell Collins, Inc. (a)	60	4,780
Teledyne Technologies, Inc. (b)	21	2,044
Textron, Inc. (a)	124	4,872
The Boeing Co.	561	70,400
Triumph Group, Inc.	8	517
United Technologies Corp.	444	51,877

		343,372

AIR FREIGHT & LOGISTICS — 0.8%
C.H. Robinson Worldwide, Inc. (a)	3	157
Expeditors International of Washington, Inc.	13	515
FedEx Corp.	194	25,717
Forward Air Corp.	2	92
HUB Group, Inc. (Class A) (b)	4	160
United Parcel Service, Inc. (Class B)	406	39,536
UTI Worldwide, Inc. (a)	50	530

		66,707

AIRLINES — 0.6%
Alaska Air Group, Inc.	57	5,319
Allegiant Travel Co.	13	1,455
Delta Air Lines, Inc. (a)	705	24,428
JetBlue Airways Corp. (a)(b)	151	1,312
SkyWest, Inc. (a)	42	536
Southwest Airlines Co. (a)	550	12,986

		46,036

AUTO COMPONENTS — 0.8%
BorgWarner, Inc.	169	10,388
Delphi Automotive PLC (a)	218	14,794
Dorman Products, Inc. (a)(b)	22	1,299
Drew Industries, Inc. (a)	10	542
Gentex Corp.	99	3,121
Johnson Controls, Inc.	515	24,370
Spartan Motors, Inc.	4	21
Standard Motor Products, Inc. (a)	10	358
Superior Industries International, Inc.	2	41
The Goodyear Tire & Rubber Co.	202	5,278

		60,212

AUTOMOBILES — 0.8%
Ford Motor Co. (a)	1,244	19,406
General Motors Co. (a)	903	31,081
Harley-Davidson, Inc.	116	7,727
Thor Industries, Inc.	35	2,137
Winnebago Industries, Inc. (a)(b)	22	603

		60,954

BANKS — 6.9%
Associated Banc-Corp. (a)	77	1,391
BancorpSouth, Inc. (a)	62	1,548
Bank of America Corp. (a)	6,054	104,129
Bank of Hawaii Corp. (a)	21	1,273
Bank of the Ozarks, Inc. (a)	20	1,361
Banner Corp.	13	536
BB&T Corp.	282	11,328
BBCN Bancorp, Inc. (a)	10	171
Boston Private Financial Holdings, Inc. (a)	46	622
Cathay General Bancorp (a)	38	957
Citigroup, Inc.	1,084	51,598
City Holding Co.	4	179
City National Corp.	35	2,755
Columbia Banking System, Inc.	40	1,141
Comerica, Inc. (a)	113	5,853
Commerce Bancshares, Inc.	40	1,857
Community Bank System, Inc. (a)	14	546
Cullen/Frost Bankers, Inc. (a)	29	2,248
CVB Financial Corp. (a)	46	731
East West Bancorp, Inc.	101	3,687
F.N.B. Corp. (a)	56	750
Fifth Third Bancorp (a)	430	9,869
First BanCorp- Puerto Rico (a)(b)	38	207
First Commonwealth Financial Corp. (a)	83	750
First Financial Bancorp	14	252
First Financial Bankshares, Inc. (a)	23	1,421
First Horizon National Corp. (a)	76	938
First Midwest Bancorp, Inc.	52	888
First Niagara Financial Group, Inc.	171	1,616
FirstMerit Corp.	129	2,687
Fulton Financial Corp.	101	1,271
Glacier Bancorp, Inc. (a)	54	1,570
Hancock Holding Co.	16	586
Hanmi Financial Corp. (a)	24	559
Home Bancshares, Inc. (a)	36	1,239
Huntington Bancshares, Inc.	470	4,686
Independent Bank Corp.-Massachusetts (a)	10	394
International Bancshares Corp. (a)	10	251
JPMorgan Chase & Co. (a)	1,502	91,186
KeyCorp	622	8,857
M&T Bank Corp. (a)	25	3,033
MB Financial, Inc.	24	743
National Penn Bancshares, Inc.	60	627
NBT Bancorp, Inc. (a)	6	147
Old National Bancorp (a)	50	746
PacWest Bancorp (a)	22	946
Pinnacle Financial Partners, Inc. (a)	18	675
PNC Financial Services Group, Inc.	235	20,445
PrivateBancorp, Inc. (a)	46	1,403
Prosperity Bancshares, Inc. (a)	41	2,712
Regions Financial Corp.	608	6,755

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

S&T Bancorp, Inc. (a)	4	$95
Signature Bank (b)	31	3,893
Simmons First National Corp.	2	75
SunTrust Banks, Inc.	258	10,266
Susquehanna Bancshares, Inc.	81	923
SVB Financial Group (b)	31	3,992
Synovus Financial Corp.	618	2,095
TCF Financial Corp.	73	1,216
Texas Capital Bancshares, Inc. (a)(b)	30	1,948
Tompkins Financial Corp. (a)	2	98
Trustmark Corp. (a)	24	608
U.S. Bancorp (a)	653	27,988
UMB Financial Corp. (a)	15	971
Umpqua Holdings Corp. (a)	73	1,361
United Bankshares, Inc.	10	306
United Community Banks, Inc. (b)	14	272
Valley National Bancorp (a)	12	125
Webster Financial Corp.	47	1,460
Wells Fargo & Co.	2,519	125,295
Westamerica Bancorporation (a)	6	324
Wilshire Bancorp, Inc. (a)	52	577
Wintrust Financial Corp. (a)	5	243
Zions Bancorporation (a)	89	2,757

		549,008

BEVERAGES — 1.2%
Beam, Inc.	31	2,582
Boston Beer Co., Inc. (Class A) (a)(b)	7	1,713
Brown-Forman Corp. (Class B) (a)	38	3,408
Coca-Cola Enterprises, Inc.	112	5,349
Constellation Brands, Inc. (Class A) (b)	129	10,961
Dr. Pepper Snapple Group, Inc. (a)	29	1,579
Molson Coors Brewing Co. (Class B)	70	4,120
Monster Beverage Corp. (b)	83	5,765
PepsiCo, Inc.	354	29,559
The Coca-Cola Co. (a)	719	27,797

		92,833

BIOTECHNOLOGY — 3.8%
Alexion Pharmaceuticals, Inc. (b)	119	18,103
Amgen, Inc.	428	52,790
ArQule, Inc. (a)(b)	2	4
Biogen Idec, Inc. (b)	195	59,645
Celgene Corp. (b)	320	44,672
Cubist Pharmaceuticals, Inc. (a)(b)	57	4,170
Gilead Sciences, Inc. (b)	1,258	89,142
Ligand Pharmaceuticals, Inc. (a)(b)	17	1,143
Momenta Pharmaceuticals, Inc. (b)	4	47
Regeneron Pharmaceuticals, Inc. (a)(b)	61	18,317
Spectrum Pharmaceuticals, Inc. (a)(b)	10	78
United Therapeutics Corp. (a)(b)	38	3,573
Vertex Pharmaceuticals, Inc. (b)	183	12,942

		304,626

BUILDING PRODUCTS — 0.2%
A.O. Smith Corp.	60	2,761
AAON, Inc. (a)	29	808
Allegion PLC (a)	2	104
Apogee Enterprises, Inc. (a)	24	797
Fortune Brands Home & Security, Inc.	115	4,839
Gibraltar Industries, Inc. (a)(b)	10	189
Griffon Corp. (a)	10	119
Lennox International, Inc.	36	3,273
Masco Corp.	127	2,821
Quanex Building Products Corp. (a)	22	455
Simpson Manufacturing Co., Inc.	2	71
Universal Forest Products, Inc. (a)	14	775

		17,012

CAPITAL MARKETS — 2.6%
Affiliated Managers Group, Inc. (b)	38	7,602
Ameriprise Financial, Inc.	159	17,501
BlackRock, Inc. (a)	72	22,643
Calamos Asset Management, Inc. (Class A) (a)	2	26
E*TRADE Financial Corp. (a)(b)	221	5,087
Eaton Vance Corp.	33	1,259
Evercore Partners, Inc. (Class A) (a)	26	1,437
Federated Investors, Inc. (Class B) (a)	37	1,130
Financial Engines, Inc. (a)	34	1,727
Franklin Resources, Inc. (a)	179	9,698
Greenhill & Co., Inc. (a)	5	260
HFF, Inc. (Class A)	22	739
Invesco, Ltd. (a)	252	9,324
Janus Capital Group, Inc. (a)	85	924
Legg Mason, Inc. (a)	83	4,070
Morgan Stanley (a)	786	24,500
Northern Trust Corp.	62	4,065
Piper Jaffray Co., Inc. (a)(b)	8	366
Raymond James Financial, Inc.	23	1,286
SEI Investments Co.	69	2,319
State Street Corp. (c)	231	16,066
Stifel Financial Corp. (a)(b)	31	1,543
SWS Group, Inc. (b)	6	45
T. Rowe Price Group, Inc. (a)	71	5,847
The Bank of New York Mellon Corp. (a)	556	19,621
The Charles Schwab Corp. (a)	885	24,187
The Goldman Sachs Group, Inc.	133	21,792
Virtus Investment Partners, Inc. (a)(b)	4	693
Waddell & Reed Financial, Inc. (Class A) (a)	62	4,564

		210,321

CHEMICALS — 2.5%
A. Schulman, Inc. (a)	10	363
Air Products & Chemicals, Inc.	102	12,142
Airgas, Inc.	18	1,917
Albemarle Corp. (a)	9	598
American Vanguard Corp. (a)	20	433
Ashland, Inc.	26	2,587
Balchem Corp. (a)	24	1,251
Cabot Corp.	21	1,240
Calgon Carbon Corp. (b)	37	808
CF Industries Holdings, Inc.	3	782
Cytec Industries, Inc. (a)	11	1,074
E. I. du Pont de Nemours & Co. (a)	564	37,844
Eastman Chemical Co. (a)	35	3,017
Ecolab, Inc.	189	20,410
Flotek Industries, Inc. (a)(b)	37	1,031
FMC Corp. (a)	47	3,598
H.B. Fuller Co. (a)	37	1,786
Hawkins, Inc. (a)	2	74
Innophos Holdings, Inc. (a)	6	340
International Flavors & Fragrances, Inc.	29	2,774

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Intrepid Potash, Inc. (a)(b)	2	$31
Koppers Holdings, Inc. (a)	4	165
Kraton Performance Polymers, Inc. (a)(b)	20	523
LSB Industries, Inc. (a)(b)	10	374
LyondellBasell Industries NV	211	18,766
Minerals Technologies, Inc.	20	1,291
Monsanto Co.	122	13,880
NewMarket Corp.	6	2,345
Olin Corp.	15	414
OM Group, Inc. (a)	26	864
PolyOne Corp. (a)	87	3,189
Praxair, Inc. (a)	80	10,478
Quaker Chemical Corp.	10	788
RPM International, Inc.	81	3,389
Sensient Technologies Corp.	29	1,636
Sigma-Aldrich Corp.	43	4,015
Stepan Co. (a)	8	517
The Dow Chemical Co. (a)	790	38,386
The Mosaic Co.	6	300
The Scotts Miracle-Gro Co. (Class A) (a)	19	1,164
The Sherwin-Williams Co.	16	3,154
Tredegar Corp. (a)	19	437
Valspar Corp.	12	866
Zep, Inc. (a)	2	35

		201,076

COMMERCIAL SERVICES & SUPPLIES — 0.7%
ABM Industries, Inc.	31	891
Avery Dennison Corp.	60	3,040
Cintas Corp. (a)	66	3,934
Clean Harbors, Inc. (a)(b)	2	110
Copart, Inc. (b)	21	764
Deluxe Corp.	34	1,784
G & K Services, Inc. (Class A) (a)	10	612
Healthcare Services Group, Inc. (a)	13	378
Herman Miller, Inc. (a)	19	610
HNI Corp. (a)	18	658
Interface, Inc. (a)	41	843
Iron Mountain, Inc.	11	303
Mobile Mini, Inc. (a)	31	1,344
MSA Safety, Inc.	12	684
Pitney Bowes, Inc. (a)	157	4,080
R.R. Donnelley & Sons Co.	149	2,667
Republic Services, Inc.	29	991
Rollins, Inc.	16	484
Stericycle, Inc. (b)	31	3,522
Tetra Tech, Inc. (a)(b)	1	30
The ADT Corp. (a)	13	389
The Brink’s Co. (a)	4	114
The Geo Group, Inc. (a)	5	161
Tyco International, Ltd. (a)	263	11,151
UniFirst Corp.	8	880
United Stationers, Inc. (a)	29	1,191
Viad Corp.	23	553
Waste Connections, Inc.	39	1,711
Waste Management, Inc. (a)	193	8,119

		51,998

COMMUNICATIONS EQUIPMENT — 0.8%
ADTRAN, Inc. (a)	45	1,098
Arris Group, Inc. (a)(b)	80	2,254
Bel Fuse, Inc. (Class B) (a)	2	44
Black Box Corp. (a)	2	49
CalAmp Corp. (b)	27	752
Ciena Corp. (a)(b)	85	1,933
Cisco Systems, Inc. (a)	787	17,637
F5 Networks, Inc. (b)	1	107
Harmonic, Inc. (a)(b)	85	607
Harris Corp. (a)	79	5,780
InterDigital, Inc. (a)	5	166
Ixia (a)(b)	27	338
JDS Uniphase Corp. (a)(b)	5	70
Juniper Networks, Inc. (a)(b)	32	824
Motorola Solutions, Inc. (a)	65	4,179
Netgear, Inc. (a)(b)	8	270
Oplink Communications, Inc. (a)(b)	2	36
PC-Tel, Inc. (a)	2	17
Plantronics, Inc.	21	933
Polycom, Inc. (a)(b)	9	123
QUALCOMM, Inc. (a)	320	25,235
Riverbed Technology, Inc. (a)(b)	4	79
ViaSat, Inc. (a)(b)	33	2,278

		64,809

CONSTRUCTION & ENGINEERING — 0.2%
Aecom Technology Corp. (a)(b)	19	611
Aegion Corp. (a)(b)	22	557
Comfort Systems USA, Inc. (a)	41	625
Dycom Industries, Inc. (a)(b)	27	854
EMCOR Group, Inc. (a)	27	1,263
Fluor Corp. (a)	59	4,586
Granite Construction, Inc.	1	40
Jacobs Engineering Group, Inc. (b)	64	4,064
KBR, Inc.	9	240
Orion Marine Group, Inc. (a)(b)	6	75
Quanta Services, Inc. (b)	31	1,144
URS Corp. (a)	36	1,694

		15,753

CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	13	1,153
Headwaters, Inc. (b)	50	660
Martin Marietta Materials, Inc.	3	385
Texas Industries, Inc. (a)(b)	14	1,255
Vulcan Materials Co. (a)	14	930

		4,383

CONSUMER FINANCE — 1.5%
American Express Co.	678	61,040
Capital One Financial Corp.	327	25,231
Cash America International, Inc. (a)	9	348
Discover Financial Services	332	19,319
Encore Capital Group, Inc. (a)(b)	18	823
First Cash Financial Services, Inc. (a)(b)	18	908
Portfolio Recovery Associates, Inc. (a)(b)	36	2,083
SLM Corp.	339	8,299
World Acceptance Corp. (a)(b)	7	526

		118,577

CONTAINERS & PACKAGING — 0.4%
AptarGroup, Inc.	25	1,652
Ball Corp.	39	2,137
Bemis Co., Inc. (a)	37	1,452

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Greif, Inc. (Class A)	6	$315
MeadWestvaco Corp.	56	2,108
Myers Industries, Inc.	20	398
Owens-Illinois, Inc. (b)	119	4,026
Packaging Corp. of America	73	5,137
Rock-Tenn Co. (Class A)	38	4,012
Sealed Air Corp. (a)	161	5,292
Silgan Holdings, Inc.	7	347
Sonoco Products Co.	53	2,174

		29,050

DISTRIBUTORS — 0.1%
Genuine Parts Co. (a)	55	4,777
LKQ Corp. (b)	217	5,718
Pool Corp. (a)	20	1,226
VOXX International Corp. (a)(b)	4	55

		11,776

DIVERSIFIED CONSUMER SERVICES — 0.2%
American Public Education, Inc. (a)(b)	2	70
Apollo Education Group, Inc. (a)(b)	53	1,815
Capella Education Co. (a)	2	126
Career Education Corp. (b)	2	15
DeVry Education Group, Inc. (a)	18	763
Graham Holdings Co. (Class B)	4	2,815
H&R Block, Inc. (a)	132	3,985
Hillenbrand, Inc. (a)	35	1,131
Matthews International Corp. (Class A) (a)	12	490
Regis Corp. (a)	18	247
Service Corp. International (a)	67	1,332
Sotheby’s (a)	53	2,308
Universal Technical Institute, Inc.	2	26

		15,123

DIVERSIFIED FINANCIAL SERVICES — 1.6%
Berkshire Hathaway, Inc. (Class B) (a)(b)	568	70,983
CBOE Holdings, Inc.	67	3,792
CME Group, Inc.	205	15,172
Interactive Brokers Group, Inc. (Class A)	35	759
IntercontinentalExchange Group, Inc.	89	17,607
Leucadia National Corp. (a)	73	2,044
MarketAxess Holdings, Inc. (a)	31	1,836
Moody’s Corp. (a)	123	9,756
MSCI, Inc. (Class A) (a)(b)	57	2,452
The NASDAQ OMX Group, Inc.	66	2,438

		126,839

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.9%
AT&T, Inc.	560	19,639
Atlantic Tele-Network, Inc. (a)	4	264
Cbeyond, Inc. (b)	14	102
CenturyLink, Inc. (a)	13	427
Cincinnati Bell, Inc. (a)(b)	163	564
Frontier Communications Corp. (a)	63	359
General Communication, Inc. (Class A) (a)(b)	4	46
tw telecom, Inc. (b)	21	656
Verizon Communications, Inc.	957	45,524
Windstream Holdings, Inc. (a)	38	313

		67,894

ELECTRIC UTILITIES — 0.4%
ALLETE, Inc. (a)	20	1,048
American Electric Power Co., Inc.	51	2,584
Cleco Corp.	9	455
Duke Energy Corp.	45	3,205
Edison International (a)	17	962
El Paso Electric Co.	10	357
Entergy Corp. (a)	4	267
Exelon Corp. (a)	18	604
FirstEnergy Corp. (a)	9	306
Great Plains Energy, Inc. (a)	23	622
Hawaiian Electric Industries, Inc. (a)	22	559
IDACORP, Inc. (a)	9	499
NextEra Energy, Inc.	134	12,813
Northeast Utilities (a)	33	1,502
OGE Energy Corp. (a)	54	1,985
Pepco Holdings, Inc. (a)	16	328
Pinnacle West Capital Corp.	7	383
PNM Resources, Inc. (a)	4	108
PPL Corp.	40	1,326
Southern Co. (a)	19	835
UIL Holdings Corp. (a)	8	295
UNS Energy Corp.	11	660
Westar Energy, Inc. (a)	29	1,020
Xcel Energy, Inc. (a)	51	1,548

		34,271

ELECTRICAL EQUIPMENT — 0.8%
Acuity Brands, Inc.	30	3,977
AMETEK, Inc.	108	5,561
AZZ, Inc.	4	179
Brady Corp. (Class A) (a)	6	163
Eaton Corp. PLC (a)	269	20,207
Emerson Electric Co.	252	16,834
Encore Wire Corp. (a)	4	194
EnerSys (a)	38	2,633
Franklin Electric Co., Inc. (a)	24	1,020
General Cable Corp. (a)	1	26
Hubbell, Inc. (Class B)	17	2,038
Powell Industries, Inc.	4	259
Regal-Beloit Corp.	5	363
Rockwell Automation, Inc.	73	9,092
Roper Industries, Inc.	27	3,605

		66,151

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.1%
Agilysys, Inc. (b)	2	27
Amphenol Corp. (Class A) (a)	84	7,699
Anixter International, Inc. (a)	16	1,624
Arrow Electronics, Inc. (b)	61	3,621
Avnet, Inc. (a)	49	2,280
Badger Meter, Inc. (a)	4	220
Belden, Inc. (a)	35	2,436
Benchmark Electronics, Inc. (b)	40	906
Checkpoint Systems, Inc. (a)(b)	47	631
Cognex Corp. (a)(b)	76	2,573
Coherent, Inc. (b)	9	588
Corning, Inc. (a)	1,065	22,173
CTS Corp. (a)	8	167
Daktronics, Inc. (a)	4	58
Electro Scientific Industries, Inc. (a)	2	20

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

FARO Technologies, Inc. (a)(b)	2	$106
FEI Co. (a)	33	3,400
FLIR Systems, Inc.	63	2,268
II-VI, Inc. (a)(b)	6	93
Ingram Micro, Inc. (Class A) (b)	68	2,010
Insight Enterprises, Inc. (b)	6	151
Itron, Inc. (a)(b)	16	569
Jabil Circuit, Inc.	4	72
Knowles Corp. (a)(b)	55	1,736
Littelfuse, Inc.	15	1,405
Measurement Specialties, Inc. (a)(b)	11	746
Methode Electronics, Inc. (Class A) (a)	40	1,226
Mettler-Toledo International, Inc. (b)	5	1,178
MTS Systems Corp. (a)	12	822
National Instruments Corp.	19	545
OSI Systems, Inc. (b)	1	60
Plexus Corp. (a)(b)	14	561
Rogers Corp. (b)	11	687
Sanmina Corp. (a)(b)	69	1,204
Scansource, Inc. (a)(b)	2	81
SYNNEX Corp. (a)(b)	21	1,273
TE Connectivity, Ltd.	267	16,076
Tech Data Corp. (b)	2	122
Trimble Navigation, Ltd. (b)	38	1,477
TTM Technologies, Inc. (a)(b)	2	17
Vishay Intertechnology, Inc. (a)	63	937
Zebra Technologies Corp. (Class A) (b)	25	1,735

		85,580

ENERGY EQUIPMENT & SERVICES — 1.2%
Atwood Oceanics, Inc. (a)(b)	3	151
Baker Hughes, Inc.	159	10,338
Bristow Group, Inc. (a)	27	2,039
C&J Energy Services, Inc. (a)(b)	21	612
Cameron International Corp. (b)	5	309
CARBO Ceramics, Inc.	12	1,656
Diamond Offshore Drilling, Inc. (a)	1	49
Dresser-Rand Group, Inc. (a)(b)	1	58
Dril-Quip, Inc. (a)(b)	21	2,354
Ensco PLC (Class A) (a)	15	792
Era Group, Inc. (b)	2	59
Exterran Holdings, Inc.	30	1,316
FMC Technologies, Inc. (b)	35	1,830
Geospace Technologies Corp. (a)(b)	1	66
Gulf Island Fabrication, Inc. (a)	2	43
Halliburton Co.	303	17,844
Helix Energy Solutions Group, Inc. (a)(b)	2	46
Helmerich & Payne, Inc.	57	6,131
Hornbeck Offshore Services, Inc. (a)(b)	25	1,045
ION Geophysical Corp. (a)(b)	8	34
Matrix Service Co. (a)(b)	2	68
Nabors Industries, Ltd.	17	419
National Oilwell Varco, Inc. (a)	45	3,504
Newpark Resources, Inc. (a)(b)	72	824
Noble Corp. PLC	5	164
Oceaneering International, Inc.	43	3,090
Oil States International, Inc. (a)(b)	27	2,662
Patterson-UTI Energy, Inc. (a)	70	2,218
Pioneer Energy Services Corp. (b)	2	26
Rowan Cos. PLC (a)(b)	8	269
Schlumberger, Ltd. (a)	360	35,100
SEACOR Holdings, Inc. (a)(b)	11	951
Superior Energy Services, Inc. (a)	17	523
Tetra Technologies, Inc. (a)(b)	72	922
Tidewater, Inc. (a)	17	826
Unit Corp. (a)(b)	10	654

		98,992

FOOD & STAPLES RETAILING — 2.1%
Casey’s General Stores, Inc. (a)	27	1,825
Costco Wholesale Corp.	119	13,290
CVS Caremark Corp.	726	54,348
Safeway, Inc. (a)	199	7,351
Spartan Stores, Inc. (a)	39	905
SUPERVALU, Inc. (a)(b)	163	1,115
Sysco Corp. (a)	159	5,745
The Andersons, Inc. (a)	23	1,363
The Kroger Co. (a)	339	14,797
United Natural Foods, Inc. (a)(b)	22	1,560
Wal-Mart Stores, Inc.	306	23,388
Walgreen Co.	604	39,882
Whole Foods Market, Inc. (a)	117	5,933

		171,502

FOOD PRODUCTS — 1.6%
Archer-Daniels-Midland Co.	484	21,001
B&G Foods, Inc. (a)	17	512
Cal-Maine Foods, Inc. (a)	10	628
Calavo Growers, Inc. (a)	4	142
Campbell Soup Co. (a)	57	2,558
ConAgra Foods, Inc.	45	1,396
Darling International, Inc. (b)	57	1,141
Dean Foods Co. (a)	37	572
Flowers Foods, Inc. (a)	55	1,180
General Mills, Inc.	200	10,364
Hain Celestial Group, Inc. (a)(b)	37	3,384
Hillshire Brands Co.	18	671
Hormel Foods Corp.	65	3,203
Ingredion, Inc. (a)	15	1,021
J&J Snack Foods Corp.	11	1,056
Kellogg Co. (a)	27	1,693
Keurig Green Mountain, Inc.	99	10,453
Kraft Foods Group, Inc. (a)	189	10,603
Lancaster Colony Corp. (a)	12	1,193
McCormick & Co., Inc. (a)	19	1,363
Mead Johnson Nutrition Co.	30	2,494
Mondelez International, Inc. (Class A)	774	26,742
Post Holdings, Inc. (a)(b)	21	1,157
Sanderson Farms, Inc. (a)	16	1,256
Seneca Foods Corp. (a)(b)	6	189
Snyders-Lance, Inc. (a)	24	677
The Hershey Co. (a)	53	5,533
The J.M. Smucker Co.	29	2,820
Tootsie Roll Industries, Inc. (a)	6	188
TreeHouse Foods, Inc. (a)(b)	11	792
Tyson Foods, Inc. (Class A) (a)	195	8,582
WhiteWave Foods Co. (Class A) (b)	113	3,225

		127,789

GAS UTILITIES — 0.2%
AGL Resources, Inc. (a)	32	1,567
Atmos Energy Corp. (a)	32	1,508
National Fuel Gas Co. (a)	47	3,292

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

New Jersey Resources Corp. (a)	4	$199
Northwest Natural Gas Co. (a)	6	264
ONE Gas, Inc. (a)(b)	27	970
Piedmont Natural Gas Co., Inc.	10	354
Questar Corp. (a)	11	262
South Jersey Industries, Inc. (a)	13	729
Southwest Gas Corp. (a)	16	855
The Laclede Group, Inc. (a)	6	283
UGI Corp. (a)	46	2,098
WGL Holdings, Inc. (a)	16	641

		13,022

HEALTH CARE EQUIPMENT & SUPPLIES — 1.7%
Abaxis, Inc. (a)(b)	12	467
Abbott Laboratories	292	11,245
Align Technology, Inc. (b)	63	3,263
Analogic Corp. (a)	3	246
Baxter International, Inc.	57	4,194
Becton, Dickinson and Co.	102	11,942
Boston Scientific Corp. (b)	1,039	14,047
C.R. Bard, Inc.	38	5,623
Cantel Medical Corp. (a)	24	809
CareFusion Corp. (b)	93	3,740
CONMED Corp.	6	261
Covidien PLC	145	10,681
CryoLife, Inc. (a)	18	179
Cyberonics, Inc. (a)(b)	18	1,175
Cynosure, Inc. (Class A) (b)	1	29
DENTSPLY International, Inc.	45	2,072
Greatbatch, Inc. (b)	6	276
Haemonetics Corp. (a)(b)	14	456
HealthStream, Inc. (a)(b)	16	427
Hill-Rom Holdings, Inc. (a)	23	886
Hologic, Inc. (b)	6	129
ICU Medical, Inc. (a)(b)	10	599
IDEXX Laboratories, Inc. (a)(b)	10	1,214
Integra LifeSciences Holdings Corp. (a)(b)	12	552
Intuitive Surgical, Inc. (b)	1	438
Masimo Corp. (a)(b)	20	546
Medtronic, Inc.	357	21,970
Meridian Bioscience, Inc. (a)	10	218
Merit Medical Systems, Inc. (b)	10	143
Natus Medical, Inc. (a)(b)	24	619
Neogen Corp. (b)	25	1,124
NuVasive, Inc. (a)(b)	34	1,306
ResMed, Inc. (a)	21	939
St. Jude Medical, Inc.	215	14,059
STERIS Corp. (a)	24	1,146
Stryker Corp. (a)	93	7,577
SurModics, Inc. (a)(b)	10	226
Symmetry Medical, Inc. (a)(b)	8	80
Teleflex, Inc. (a)	17	1,823
The Cooper Cos., Inc.	15	2,060
Thoratec Corp. (b)	13	466
Varian Medical Systems, Inc. (a)(b)	15	1,260
West Pharmaceutical Services, Inc. (a)	48	2,114
Zimmer Holdings, Inc. (a)	61	5,769

		138,395

HEALTH CARE PROVIDERS & SERVICES — 3.0%
Aetna, Inc.	239	17,918
Air Methods Corp. (a)(b)	19	1,015
Almost Family, Inc. (a)(b)	2	46
Amedisys, Inc. (a)(b)	6	89
AmerisourceBergen Corp.	180	11,806
AMN Healthcare Services, Inc. (a)(b)	34	467
AmSurg Corp. (a)(b)	21	989
Bio-Reference Laboratories, Inc. (a)(b)	18	498
Cardinal Health, Inc.	251	17,565
Centene Corp. (b)	35	2,179
Chemed Corp.	3	268
CIGNA Corp. (a)	209	17,500
Community Health Systems, Inc. (a)(b)	12	470
Cross Country Healthcare, Inc. (a)(b)	2	16
DaVita HealthCare Partners, Inc. (b)	19	1,308
Express Scripts Holding Co. (b)	374	28,084
Gentiva Health Services, Inc. (a)(b)	24	219
Hanger, Inc. (a)(b)	26	876
Health Net, Inc. (b)	12	408
Healthways, Inc. (a)(b)	26	446
Henry Schein, Inc. (a)(b)	41	4,894
HMS Holdings Corp. (a)(b)	27	514
Humana, Inc. (a)	95	10,709
IPC The Hospitalist Co. (a)(b)	4	196
Kindred Healthcare, Inc.	45	1,054
Laboratory Corp. of America Holdings (b)	5	491
Landauer, Inc. (a)	4	181
LHC Group, Inc. (b)	6	132
LifePoint Hospitals, Inc. (a)(b)	27	1,473
Magellan Health Services, Inc. (b)	2	119
McKesson Corp.	169	29,840
MEDNAX, Inc. (b)	36	2,231
Molina Healthcare, Inc. (a)(b)	14	526
MWI Veterinary Supply, Inc. (a)(b)	8	1,245
Omnicare, Inc.	76	4,535
Owens & Minor, Inc. (a)	28	981
Patterson Cos., Inc. (a)	20	835
Quest Diagnostics, Inc. (a)	3	174
Tenet Healthcare Corp. (b)	11	471
The Ensign Group, Inc. (a)	12	524
UnitedHealth Group, Inc. (a)	572	46,898
Universal Health Services, Inc. (Class B)	58	4,760
VCA Antech, Inc. (a)(b)	61	1,966
WellCare Health Plans, Inc. (b)	30	1,906
WellPoint, Inc.	183	18,218

		237,040

HEALTH CARE TECHNOLOGY — 0.2%
Allscripts Healthcare Solutions, Inc. (a)(b)	97	1,749
Cerner Corp. (b)	155	8,719
Computer Programs and Systems, Inc.	2	129
Medidata Solutions, Inc. (a)(b)	36	1,956
Omnicell, Inc. (a)(b)	33	945

		13,498

HOTELS, RESTAURANTS & LEISURE — 1.6%
Bally Technologies, Inc. (b)	27	1,789
Bob Evans Farms, Inc. (a)	14	700
Boyd Gaming Corp. (a)(b)	61	805
Brinker International, Inc. (a)	37	1,941
Buffalo Wild Wings, Inc. (a)(b)	11	1,638

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Carnival Corp. (a)	46	$1,742
Chipotle Mexican Grill, Inc. (a)(b)	24	13,633
Cracker Barrel Old Country Store, Inc. (a)	18	1,750
Darden Restaurants, Inc. (a)	41	2,081
DineEquity, Inc.	4	312
Domino’s Pizza, Inc.	45	3,464
International Game Technology	68	956
International Speedway Corp. (Class A) (a)	12	408
Interval Leisure Group, Inc. (a)	26	680
Jack in the Box, Inc. (b)	32	1,886
Life Time Fitness, Inc. (a)(b)	8	385
Marcus Corp.	2	33
Marriott International, Inc. (Class A) (a)	66	3,697
Marriott Vacations Worldwide Corp. (b)	7	391
McDonald’s Corp.	105	10,293
Multimedia Games Holding Co., Inc. (a)(b)	22	639
Panera Bread Co. (Class A) (b)	1	177
Papa John’s International, Inc. (a)	28	1,459
Pinnacle Entertainment, Inc. (a)(b)	48	1,138
Red Robin Gourmet Burgers, Inc. (a)(b)	8	573
Ruby Tuesday, Inc. (a)(b)	2	11
Ruth’s Hospitality Group, Inc.	24	290
Scientific Games Corp. (Class A) (a)(b)	40	549
Sonic Corp. (a)(b)	38	866
Starbucks Corp.	491	36,030
Starwood Hotels & Resorts Worldwide, Inc.	93	7,403
Texas Roadhouse, Inc. (a)	56	1,461
The Cheesecake Factory, Inc. (a)	28	1,334
The Wendy’s Co. (a)	210	1,915
Wyndham Worldwide Corp.	69	5,053
Wynn Resorts, Ltd. (a)	63	13,995
Yum! Brands, Inc.	122	9,198

		130,675

HOUSEHOLD DURABLES — 0.5%
D.R. Horton, Inc. (a)	6	130
Ethan Allen Interiors, Inc. (a)	8	204
Garmin, Ltd. (a)	49	2,708
Harman International Industries, Inc.	53	5,639
Helen of Troy, Ltd. (b)	21	1,454
iRobot Corp. (a)(b)	21	862
Jarden Corp. (b)	81	4,846
KB Home	19	323
La-Z-Boy, Inc. (a)	38	1,030
Leggett & Platt, Inc. (a)	21	685
Lennar Corp. (Class A) (a)	3	119
M.D.C. Holdings, Inc. (a)	7	198
M/I Homes, Inc. (a)(b)	16	359
Meritage Homes Corp. (b)	9	377
Mohawk Industries, Inc. (b)	43	5,847
Newell Rubbermaid, Inc. (a)	176	5,262
NVR, Inc. (b)	1	1,147
Pulte Group, Inc.	7	134
Standard Pacific Corp. (a)(b)	93	773
Tempur Sealy International, Inc. (a)(b)	44	2,229
The Ryland Group, Inc. (a)	15	599
Toll Brothers, Inc. (a)(b)	9	323
Tupperware Brands Corp. (a)	23	1,926
Whirlpool Corp. (a)	45	6,726

		43,900

HOUSEHOLD PRODUCTS — 0.9%
Central Garden & Pet Co. (Class A) (a)(b)	28	232
Church & Dwight Co., Inc. (a)	32	2,210
Colgate-Palmolive Co.	314	20,369
Energizer Holdings, Inc. (a)	27	2,720
Kimberly-Clark Corp.	121	13,340
The Clorox Co. (a)	36	3,168
The Procter & Gamble Co.	400	32,240
WD-40 Co.	8	621

		74,900

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
NRG Energy, Inc. (a)	102	3,244
The AES Corp.	298	4,255

		7,499

INDUSTRIAL CONGLOMERATES — 2.6%
3M Co. (a)	416	56,435
Carlisle Cos., Inc.	31	2,459
Danaher Corp. (a)	264	19,800
General Electric Co.	4,892	126,654

		205,348

INSURANCE — 3.8%
ACE, Ltd.	107	10,599
Aflac, Inc.	206	12,986
Alleghany Corp. (b)	3	1,222
American Financial Group, Inc.	42	2,424
American International Group, Inc. (a)	773	38,658
AMERISAFE, Inc.	10	439
Aon PLC	201	16,940
Arthur J. Gallagher & Co.	66	3,140
Aspen Insurance Holdings, Ltd.	15	595
Assurant, Inc. (a)	53	3,443
Brown & Brown, Inc.	27	831
Cincinnati Financial Corp. (a)	53	2,579
eHealth, Inc. (a)(b)	12	610
Employers Holdings, Inc. (a)	12	243
Everest Re Group, Ltd.	26	3,979
Fidelity National Financial, Inc. (Class A) (a)	144	4,527
First American Financial Corp. (a)	20	531
Genworth Financial, Inc. (Class A) (b)	401	7,110
Hartford Financial Services Group, Inc. (a)	316	11,145
HCC Insurance Holdings, Inc.	40	1,820
Horace Mann Educators Corp.	28	812
Infinity Property & Casualty Corp. (a)	2	135
Kemper Corp.	22	862
Lincoln National Corp.	217	10,995
Loews Corp. (a)	58	2,555
Marsh & McLennan Cos., Inc. (a)	312	15,382
Mercury General Corp. (a)	19	857
MetLife, Inc.	777	41,026
Old Republic International Corp. (a)	176	2,886
Primerica, Inc.	27	1,272
Principal Financial Group, Inc.	213	9,796
ProAssurance Corp.	12	534

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Protective Life Corp. (a)	61	$3,208
Prudential Financial, Inc.	360	30,474
Reinsurance Group of America, Inc.	35	2,787
RLI Corp. (a)	24	1,062
Safety Insurance Group, Inc. (a)	4	215
Selective Insurance Group, Inc. (a)	30	700
StanCorp Financial Group, Inc. (a)	34	2,271
Stewart Information Services Corp. (a)	14	492
The Allstate Corp.	182	10,298
The Chubb Corp.	81	7,233
The Hanover Insurance Group, Inc.	39	2,396
The Navigators Group, Inc. (b)	2	123
The Progressive Corp.	174	4,214
The Travelers Cos., Inc.	99	8,425
Torchmark Corp. (a)	64	5,037
United Fire Group, Inc. (a)	16	486
Unum Group	205	7,239
W.R. Berkley Corp. (a)	25	1,040
XL Group PLC (a)	65	2,031

		300,664

INTERNET & CATALOG RETAIL — 2.1%
Amazon.com, Inc. (b)	272	91,533
Expedia, Inc. (a)	2	145
FTD Cos., Inc. (a)(b)	18	572
HSN, Inc.	5	299
Netflix, Inc. (a)(b)	47	16,545
NutriSystem, Inc. (a)	2	30
PetMed Express, Inc. (a)	4	54
Priceline.com, Inc. (b)	40	47,676
TripAdvisor, Inc. (a)(b)	88	7,972

		164,826

INTERNET SOFTWARE & SERVICES — 4.4%
Akamai Technologies, Inc. (a)(b)	41	2,387
AOL, Inc. (a)(b)	58	2,539
Blucora, Inc. (a)(b)	34	669
comScore, Inc. (a)(b)	25	820
Conversant, Inc. (a)(b)	17	479
Dealertrack Technologies, Inc. (a)(b)	34	1,672
Dice Holdings, Inc. (a)(b)	2	15
Digital River, Inc. (a)(b)	2	35
eBay, Inc. (b)	73	4,032
Equinix, Inc. (a)(b)	1	185
Facebook, Inc. (Class A) (a)(b)	1,403	84,517
Google, Inc. (Class A) (b)	197	219,558
j2 Global, Inc. (a)	35	1,752
Liquidity Services, Inc. (b)	1	26
LivePerson, Inc. (a)(b)	38	459
Monster Worldwide, Inc. (a)(b)	2	15
NIC, Inc. (a)	29	560
OpenTable, Inc. (a)(b)	18	1,385
Perficient, Inc. (a)(b)	18	326
Rackspace Hosting, Inc. (a)(b)	7	230
VeriSign, Inc. (a)(b)	83	4,474
XO Group, Inc. (a)(b)	2	20
Yahoo!, Inc. (a)(b)	779	27,966

		354,121

IT SERVICES — 3.4%
Accenture PLC (Class A) (a)	174	13,871
Acxiom Corp. (a)(b)	52	1,789
Alliance Data Systems Corp. (a)(b)	38	10,353
Automatic Data Processing, Inc.	294	22,714
Broadridge Financial Solutions, Inc.	93	3,454
CACI International, Inc. (Class A) (a)(b)	14	1,033
Cardtronics, Inc. (b)	24	932
CIBER, Inc. (a)(b)	8	37
Cognizant Technology Solutions Corp. (Class A) (b)	266	13,462
Computer Sciences Corp. (a)	77	4,683
Convergys Corp. (a)	37	811
CoreLogic, Inc. (b)	49	1,472
CSG Systems International, Inc. (a)	26	677
DST Systems, Inc.	21	1,991
ExlService Holdings, Inc. (a)(b)	8	247
Fidelity National Information Services, Inc.	203	10,850
Fiserv, Inc. (a)(b)	179	10,147
Gartner, Inc. (b)	45	3,125
Global Payments, Inc.	35	2,489
Heartland Payment Systems, Inc. (a)	27	1,119
iGate Corp. (a)(b)	20	631
International Business Machines Corp. (a)	21	4,042
Jack Henry & Associates, Inc.	49	2,732
Leidos Holdings, Inc. (a)	57	2,016
Mastercard, Inc. (Class A)	794	59,312
MAXIMUS, Inc. (a)	30	1,346
NeuStar, Inc. (Class A) (a)(b)	9	293
Paychex, Inc. (a)	212	9,031
Science Applications International Corp. (a)	6	224
TeleTech Holdings, Inc. (b)	2	49
Teradata Corp. (a)(b)	3	148
The Western Union Co. (a)	197	3,223
Total System Services, Inc.	95	2,889
VeriFone Systems, Inc. (a)(b)	2	68
Virtusa Corp. (a)(b)	25	838
Visa, Inc. (Class A) (a)	332	71,665
WEX, Inc. (b)	12	1,141
Xerox Corp.	807	9,119

		274,023

LEISURE PRODUCTS — 0.3%
Arctic Cat, Inc. (a)	10	478
Brunswick Corp. (a)	40	1,812
Callaway Golf Co. (a)	14	143
Hasbro, Inc. (a)	85	4,728
Mattel, Inc. (a)	164	6,578
Polaris Industries, Inc. (a)	47	6,566
Sturm Ruger & Co, Inc. (a)	14	837

		21,142

LIFE SCIENCES TOOLS & SERVICES — 0.7%
Affymetrix, Inc. (a)(b)	2	14
Agilent Technologies, Inc.	146	8,164
Bio-Rad Laboratories, Inc. (Class A) (a)(b)	2	256
Cambrex Corp. (a)(b)	24	453
Charles River Laboratories International, Inc. (b)	26	1,569
Covance, Inc. (b)	27	2,805

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

PAREXEL International Corp. (b)	42	$2,272
PerkinElmer, Inc. (a)	40	1,803
Techne Corp. (a)	17	1,451
Thermo Fisher Scientific, Inc.	291	34,990
Waters Corp. (b)	13	1,409

		55,186

MACHINERY — 1.9%
Actuant Corp. (Class A) (a)	26	888
AGCO Corp.	17	938
Albany International Corp. (Class A)	20	711
Astec Industries, Inc. (a)	2	88
Barnes Group, Inc. (a)	33	1,270
Briggs & Stratton Corp. (a)	30	668
Caterpillar, Inc. (a)	13	1,292
CIRCOR International, Inc.	17	1,247
CLARCOR, Inc.	13	746
Crane Co.	31	2,206
Cummins, Inc.	62	9,237
Deere & Co.	24	2,179
Donaldson Co., Inc. (a)	43	1,823
Dover Corp. (a)	111	9,074
EnPro Industries, Inc. (b)	14	1,017
ESCO Technologies, Inc.	16	563
Federal Signal Corp. (a)(b)	40	596
Flowserve Corp.	103	8,069
Graco, Inc.	35	2,616
Harsco Corp.	29	679
IDEX Corp.	60	4,373
Illinois Tool Works, Inc. (a)	221	17,974
Ingersoll-Rand PLC	197	11,276
ITT Corp.	74	3,164
John Bean Technologies Corp. (a)	4	124
Joy Global, Inc. (a)	2	116
Kennametal, Inc. (a)	41	1,816
Lincoln Electric Holdings, Inc. (a)	43	3,096
Lindsay Corp. (a)	6	529
Lydall, Inc. (a)(b)	10	229
Mueller Industries, Inc.	11	330
Nordson Corp.	9	634
Oshkosh Corp. (a)	38	2,237
PACCAR, Inc. (a)	171	11,532
Pall Corp.	45	4,026
Parker Hannifin Corp. (a)	91	10,894
Pentair, Ltd.	147	11,663
Snap-On, Inc.	31	3,518
SPX Corp.	19	1,868
Standex International Corp. (a)	6	321
Stanley Black & Decker, Inc.	16	1,300
Tennant Co. (a)	15	984
Terex Corp. (a)	54	2,392
The Toro Co. (a)	40	2,528
Timken Co. (a)	5	294
Trinity Industries, Inc.	47	3,387
Valmont Industries, Inc. (a)	2	298
Wabtec Corp.	67	5,192
Watts Water Technologies, Inc. (Class A) (a)	14	822
Woodward, Inc.	24	997
Xylem, Inc.	50	1,821

		155,642

MARINE — 0.0% (d)
Kirby Corp. (a)(b)	35	3,544
Matson, Inc.	4	99

		3,643

MATERIALS — 0.2%
PPG Industries, Inc.	87	16,831

MEDIA — 5.0%
AMC Networks, Inc. (Class A) (a)(b)	16	1,169
Cablevision Systems Corp. (Class A) (a)	95	1,603
CBS Corp.	410	25,338
Cinemark Holdings, Inc.	45	1,305
Comcast Corp. (Class A)	1,589	79,482
DIRECTV (Class A) (a)(b)	256	19,563
Discovery Communications, Inc. (Series A) (b)	109	9,014
DreamWorks Animation SKG, Inc. (Class A) (a)(b)	43	1,142
Gannett Co., Inc.	181	4,996
John Wiley & Sons, Inc. (Class A) (a)	32	1,844
Lamar Advertising Co. (Class A) (a)(b)	21	1,071
Live Nation Entertainment, Inc. (b)	103	2,240
McGraw Hill Financial, Inc.	154	11,750
Meredith Corp.	26	1,207
News Corp. (Class A) (b)	94	1,619
Omnicom Group, Inc.	157	11,398
Scholastic Corp. (a)	12	414
Scripps Networks Interactive, Inc. (Class A)	58	4,403
The E.W. Scripps Co. (Class A) (a)(b)	16	284
The Interpublic Group of Cos., Inc. (a)	306	5,245
The New York Times Co. (Class A) (a)	70	1,198
The Walt Disney Co.	1,065	85,275
Time Warner Cable, Inc.	207	28,396
Time Warner, Inc. (a)	552	36,062
Twenty-First Century Fox, Inc. (a)	1,279	40,890
Viacom, Inc. (Class B)	282	23,967

		400,875

METALS & MINING — 0.4%
A.M. Castle & Co. (a)(b)	2	29
AK Steel Holding Corp. (a)(b)	2	15
Alcoa, Inc.	337	4,337
Allegheny Technologies, Inc. (a)	34	1,281
AMCOL International Corp.	10	458
Carpenter Technology Corp. (a)	19	1,255
Century Aluminum Co. (a)(b)	2	26
Cliffs Natural Resources, Inc. (a)	4	82
Commercial Metals Co.	28	529
Compass Minerals International, Inc.	2	165
Freeport-McMoRan Copper & Gold, Inc.	197	6,515
Globe Specialty Metals, Inc. (a)	4	83
Kaiser Aluminum Corp. (a)	10	714
Materion Corp.	2	68
Newmont Mining Corp.	5	117
Nucor Corp. (a)	87	4,397
Reliance Steel & Aluminum Co. (a)	21	1,484
Royal Gold, Inc. (a)	1	63
RTI International Metals, Inc. (a)(b)	19	528
Steel Dynamics, Inc. (a)	135	2,402
Stillwater Mining Co. (a)(b)	3	44
United States Steel Corp. (a)	76	2,098

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Worthington Industries, Inc.	49	$1,874

		28,564

MULTI-UTILITIES — 0.6%
Alliant Energy Corp. (a)	25	1,420
Ameren Corp. (a)	35	1,442
Avista Corp. (a)	12	368
Black Hills Corp.	32	1,845
CenterPoint Energy, Inc. (a)	133	3,151
CMS Energy Corp.	51	1,493
Consolidated Edison, Inc. (a)	6	322
Dominion Resources, Inc. (a)	207	14,695
DTE Energy Co.	33	2,452
Integrys Energy Group, Inc. (a)	8	477
MDU Resources Group, Inc. (a)	107	3,671
NiSource, Inc. (a)	125	4,441
NorthWestern Corp. (a)	20	949
PG&E Corp. (a)	29	1,253
Public Service Enterprise Group, Inc. (a)	49	1,869
SCANA Corp. (a)	20	1,026
Sempra Energy	72	6,967
TECO Energy, Inc. (a)	22	377
Vectren Corp. (a)	26	1,024
Wisconsin Energy Corp. (a)	33	1,536

		50,778

MULTILINE RETAIL — 0.5%
Dollar General Corp. (b)	143	7,934
Dollar Tree, Inc. (a)(b)	127	6,627
Family Dollar Stores, Inc. (a)	18	1,044
Fred’s, Inc. (Class A) (a)	14	252
J.C. Penney Co., Inc. (a)(b)	4	34
Kohl’s Corp. (a)	72	4,090
Macy’s, Inc. (a)	209	12,392
Nordstrom, Inc. (a)	15	937
Target Corp.	67	4,054
Tuesday Morning Corp. (a)(b)	34	481

		37,845

OIL, GAS & CONSUMABLE FUELS — 5.0%
Alpha Natural Resources, Inc. (a)(b)	4	17
Anadarko Petroleum Corp.	32	2,712
Apache Corp. (a)	25	2,074
Approach Resources, Inc. (a)(b)	18	376
Arch Coal, Inc. (a)	4	19
Bill Barrett Corp. (a)(b)	38	973
Cabot Oil & Gas Corp.	292	9,893
Carrizo Oil & Gas, Inc. (a)(b)	24	1,283
Chesapeake Energy Corp. (a)	267	6,841
Chevron Corp.	283	33,652
Cimarex Energy Co.	67	7,980
Cloud Peak Energy, Inc. (b)	29	613
Comstock Resources, Inc. (a)	4	91
ConocoPhillips	490	34,471
CONSOL Energy, Inc. (a)	72	2,876
Denbury Resources, Inc. (a)	8	131
Devon Energy Corp.	56	3,748
Energen Corp.	57	4,606
EOG Resources, Inc. (a)	143	28,052
EQT Corp.	105	10,182
Exxon Mobil Corp.	1,010	98,657
Forest Oil Corp. (a)(b)	2	4
Gulfport Energy Corp. (a)(b)	64	4,556
Hess Corp.	102	8,454
HollyFrontier Corp. (a)	13	619
Kinder Morgan, Inc. (a)	43	1,397
Marathon Oil Corp.	73	2,593
Marathon Petroleum Corp.	99	8,617
Murphy Oil Corp.	71	4,463
Newfield Exploration Co. (a)(b)	2	63
Noble Energy, Inc.	159	11,295
Northern Oil and Gas, Inc. (a)(b)	2	29
Occidental Petroleum Corp.	119	11,340
ONEOK, Inc. (a)	109	6,458
PDC Energy, Inc. (a)(b)	24	1,494
Peabody Energy Corp. (a)	6	98
Penn Virginia Corp. (a)(b)	10	175
PetroQuest Energy, Inc. (a)(b)	4	23
Phillips 66 (a)	290	22,347
Pioneer Natural Resources Co. (a)	114	21,334
Range Resources Corp.	59	4,895
Rosetta Resources, Inc. (a)(b)	1	47
SM Energy Co.	47	3,351
Southwestern Energy Co. (a)(b)	52	2,393
Spectra Energy Corp. (a)	352	13,003
Stone Energy Corp. (a)(b)	31	1,301
Tesoro Corp.	43	2,175
The Williams Cos., Inc. (a)	127	5,154
Valero Energy Corp.	239	12,691
World Fuel Services Corp. (a)	2	88
WPX Energy, Inc. (a)(b)	71	1,280

		400,984

PAPER & FOREST PRODUCTS — 0.2%
Clearwater Paper Corp. (a)(b)	12	752
Deltic Timber Corp. (a)	2	130
Domtar Corp.	4	449
International Paper Co.	140	6,423
KapStone Paper and Packaging Corp. (a)(b)	52	1,500
Louisiana-Pacific Corp. (a)(b)	27	456
Neenah Paper, Inc. (a)	14	724
P.H. Glatfelter Co.	29	789
Schweitzer-Mauduit International, Inc.	27	1,150
Wausau Paper Corp. (a)	24	306
Weyerhaeuser Co.	61	1,790

		14,469

PERSONAL PRODUCTS — 0.1%
Avon Products, Inc.	27	395
Inter Parfums, Inc. (a)	2	73
Medifast, Inc. (a)(b)	10	291
The Estee Lauder Cos., Inc. (Class A)	91	6,086

		6,845

PHARMACEUTICALS — 5.4%
AbbVie, Inc.	1,104	56,746
Actavis PLC (b)	143	29,437
Akorn, Inc. (a)(b)	55	1,210
Allergan, Inc.	31	3,847
Bristol-Myers Squibb Co.	1,211	62,911
Eli Lilly & Co.	63	3,708
Endo International PLC (b)	111	7,620
Forest Laboratories, Inc. (b)	185	17,070

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Hospira, Inc. (b)	53	$2,292
Johnson & Johnson	1,247	122,493
Mallinckrodt PLC (a)(b)	6	380
Merck & Co., Inc.	799	45,359
Mylan, Inc. (a)(b)	282	13,770
Perrigo Co. PLC (a)	98	15,157
Pfizer, Inc. (a)	1,227	39,411
Prestige Brands Holdings, Inc. (a)(b)	40	1,090
Questcor Pharmaceuticals, Inc. (a)	45	2,922
Salix Pharmaceuticals, Ltd. (a)(b)	51	5,284
The Medicines Co. (a)(b)	38	1,080
Zoetis, Inc.	52	1,505

		433,292

PROFESSIONAL SERVICES — 0.4%
CDI Corp. (a)	10	171
Dun & Bradstreet Corp.	28	2,782
Equifax, Inc.	33	2,245
Exponent, Inc. (a)	6	450
FTI Consulting, Inc. (a)(b)	21	700
Insperity, Inc. (a)	17	527
Korn/Ferry International (b)	45	1,340
Manpower, Inc. (a)	65	5,124
Navigant Consulting, Inc. (a)(b)	50	933
Nielsen Holdings NV	165	7,364
On Assignment, Inc. (a)(b)	36	1,389
Resources Connection, Inc. (a)	20	282
Robert Half International, Inc.	44	1,846
The Corporate Executive Board Co.	24	1,781
Towers Watson & Co. (Class A) (a)	53	6,045
TrueBlue, Inc. (b)	18	527
WageWorks, Inc. (b)	28	1,571

		35,077

REAL ESTATE INVESTMENT TRUSTS — 0.6%
Acadia Realty Trust (a)	24	633
Alexandria Real Estate Equities, Inc.	9	653
American Campus Communities, Inc.	2	75
American Tower Corp.	41	3,357
Apartment Investment & Management Co. (Class A)	9	272
AvalonBay Communities, Inc. (a)	7	919
BioMed Realty Trust, Inc.	20	410
Boston Properties, Inc.	9	1,031
BRE Properties, Inc.	14	879
Camden Property Trust	5	337
Cedar Realty Trust, Inc.	40	244
Coresite Realty Corp. (a)	16	496
Corporate Office Properties Trust (a)	5	133
Corrections Corp. of America (a)	12	376
Cousins Properties, Inc. (a)	71	814
Crown Castle International Corp.	21	1,549
DiamondRock Hospitality Co. (a)	103	1,210
Duke Realty Corp.	21	355
EastGroup Properties, Inc. (a)	3	189
EPR Properties	18	961
Equity One, Inc. (a)	4	89
Equity Residential (a)	7	406
Essex Property Trust, Inc.	1	170
Extra Space Storage, Inc.	16	776
Federal Realty Investment Trust (a)	4	459
Franklin Street Properties Corp. (a)	50	630
General Growth Properties, Inc.	57	1,254
Getty Realty Corp. (a)	10	189
Government Properties Income Trust (a)	22	554
HCP, Inc.	9	349
Health Care REIT, Inc.	6	358
Healthcare Realty Trust, Inc.	17	411
Highwoods Properties, Inc. (a)	19	730
Home Properties, Inc. (a)	12	721
Hospitality Properties Trust (a)	28	804
Host Hotels & Resorts, Inc. (a)	207	4,190
Inland Real Estate Corp. (a)	32	338
Kilroy Realty Corp. (a)	5	293
Kimco Realty Corp. (a)	26	569
Kite Realty Group Trust	40	240
LaSalle Hotel Properties (a)	39	1,221
Lexington Realty Trust (a)	13	142
Liberty Property Trust	3	111
LTC Properties, Inc.	12	452
Mack-Cali Realty Corp.	8	166
Medical Properties Trust, Inc. (a)	37	473
Mid-America Apartment Communities, Inc. (a)	1	68
National Retail Properties, Inc. (a)	18	618
OMEGA Healthcare Investors, Inc.	39	1,307
Parkway Properties, Inc.	33	602
Pennsylvania Real Estate Investment Trust	42	758
Plum Creek Timber Co., Inc.	11	462
Post Properties, Inc.	6	295
Potlatch Corp.	6	232
ProLogis (a)	11	449
PS Business Parks, Inc.	10	836
Public Storage	9	1,516
Rayonier, Inc.	3	138
Realty Income Corp. (a)	5	204
Regency Centers Corp.	2	102
Saul Centers, Inc.	8	379
Senior Housing Properties Trust	4	90
Simon Property Group, Inc. (a)	7	1,148
SL Green Realty Corp. (a)	22	2,214
Sovran Self Storage, Inc.	2	147
Tanger Factory Outlet Centers, Inc. (a)	14	490
Taubman Centers, Inc.	9	637
The Macerich Co.	9	561
UDR, Inc.	38	982
Universal Health Realty Income Trust (a)	8	338
Urstadt Biddle Properties, Inc. (Class A) (a)	10	207
Ventas, Inc.	6	363
Vornado Realty Trust	18	1,774
Weingarten Realty Investors (a)	7	210

		48,115

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Alexander & Baldwin, Inc.	12	511
CBRE Group, Inc. (b)	88	2,414
Forestar Group, Inc. (b)	20	356
Jones Lang LaSalle, Inc.	10	1,185

		4,466

ROAD & RAIL — 1.1%
Con-way, Inc. (a)	25	1,027

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

CSX Corp.	533	$15,441
Genesee & Wyoming, Inc. (Class A) (a)(b)	9	876
Heartland Express, Inc. (a)	4	91
J.B. Hunt Transport Services, Inc.	21	1,510
Kansas City Southern	58	5,919
Knight Transportation, Inc. (a)	4	93
Landstar System, Inc.	8	474
Norfolk Southern Corp.	175	17,005
Old Dominion Freight Line, Inc. (b)	38	2,156
Ryder Systems, Inc. (a)	29	2,318
Union Pacific Corp.	225	42,223
Werner Enterprises, Inc. (a)	2	51

		89,184

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.4%
Advanced Energy Industries, Inc. (a)(b)	22	539
Advanced Micro Devices, Inc. (a)(b)	503	2,017
Altera Corp. (a)	20	725
Analog Devices, Inc.	85	4,517
Applied Materials, Inc.	734	14,988
Atmel Corp. (a)(b)	99	828
ATMI, Inc. (a)(b)	2	68
Broadcom Corp. (Class A) (a)	11	346
Brooks Automation, Inc.	2	22
Cabot Microelectronics Corp. (a)(b)	14	616
Cirrus Logic, Inc. (a)(b)	1	20
Cree, Inc. (a)(b)	79	4,468
Cypress Semiconductor Corp. (a)(b)	2	21
Diodes, Inc. (b)	23	601
DSP Group, Inc. (a)(b)	2	17
Entropic Communications, Inc. (b)	10	41
Exar Corp. (a)(b)	28	335
Fairchild Semiconductor International, Inc. (a)(b)	41	565
First Solar, Inc. (b)	47	3,280
GT Advanced Technologies, Inc. (a)(b)	102	1,739
Hittite Microwave Corp. (a)	6	378
Integrated Device Technology, Inc. (a)(b)	113	1,382
Intel Corp.	2,195	56,653
International Rectifier Corp. (a)(b)	55	1,507
Intersil Corp. (Class A)	99	1,279
KLA-Tencor Corp. (a)	53	3,664
Kopin Corp. (b)	4	15
Kulicke & Soffa Industries, Inc. (a)(b)	14	177
Lam Research Corp. (a)(b)	79	4,345
Linear Technology Corp. (a)	93	4,528
LSI Corp.	424	4,694
Micrel, Inc. (a)	4	44
Microchip Technology, Inc. (a)	112	5,349
Micron Technology, Inc. (a)(b)	831	19,661
Microsemi Corp. (b)	41	1,026
MKS Instruments, Inc. (a)	6	179
Monolithic Power Systems, Inc. (b)	24	931
NVIDIA Corp. (a)	329	5,892
Pericom Semiconductor Corp. (a)(b)	4	31
Power Integrations, Inc.	25	1,645
Rubicon Technology, Inc. (b)	2	23
Rudolph Technologies, Inc. (a)(b)	24	274
Semtech Corp. (a)(b)	21	532
Silicon Laboratories, Inc. (b)	15	784
Skyworks Solutions, Inc. (a)(b)	51	1,914
SunEdison, Inc. (a)(b)	188	3,542
Supertex, Inc. (a)(b)	2	66
Synaptics, Inc. (a)(b)	22	1,320
Teradyne, Inc. (b)	28	557
Tessera Technologies, Inc.	27	638
Texas Instruments, Inc.	575	27,111
TriQuint Semiconductor, Inc. (a)(b)	129	1,727
Ultratech, Inc. (a)(b)	20	584
Veeco Instruments, Inc. (a)(b)	3	126
Xilinx, Inc.	119	6,458

		194,789

SOFTWARE — 3.8%
ACI Worldwide, Inc. (b)	24	1,421
Adobe Systems, Inc. (b)	362	23,798
Advent Software, Inc. (a)	23	675
Ansys, Inc. (b)	25	1,925
Autodesk, Inc. (b)	117	5,754
Blackbaud, Inc. (a)	36	1,127
Bottomline Technologies, Inc. (a)(b)	23	808
CA, Inc.	201	6,225
Cadence Design Systems, Inc. (a)(b)	42	653
Citrix Systems, Inc. (b)	4	230
CommVault Systems, Inc. (b)	1	65
Compuware Corp.	14	147
Concur Technologies, Inc. (a)(b)	37	3,666
Ebix, Inc. (a)	22	376
Electronic Arts, Inc. (a)(b)	215	6,237
EPIQ Systems, Inc.	2	27
FactSet Research Systems, Inc. (a)	11	1,186
Fair Isaac Corp.	21	1,162
Informatica Corp. (b)	16	604
Interactive Intelligence Group (a)(b)	15	1,087
Intuit, Inc. (a)	90	6,996
Manhattan Associates, Inc. (a)(b)	56	1,962
Mentor Graphics Corp.	66	1,453
MICROS Systems, Inc. (b)	27	1,429
Microsoft Corp.	4,632	189,866
MicroStrategy, Inc. (b)	2	231
Monotype Imaging Holdings, Inc. (a)	39	1,175
Netscout Systems, Inc. (a)(b)	5	188
Oracle Corp. (a)	369	15,096
Progress Software Corp. (b)	29	632
PTC, Inc. (b)	78	2,764
Quality Systems, Inc. (a)	23	388
Red Hat, Inc. (a)(b)	12	636
Rovi Corp. (b)	19	433
Salesforce.com, Inc. (a)(b)	245	13,987
SolarWinds, Inc. (b)	1	43
Solera Holdings, Inc. (a)	33	2,090
Symantec Corp. (a)	103	2,057
Synchronoss Technologies, Inc. (a)(b)	21	720
Synopsys, Inc. (b)	42	1,613
Take-Two Interactive Software, Inc. (a)(b)	83	1,820
Tangoe, Inc. (a)(b)	27	502
TIBCO Software, Inc. (a)(b)	3	61
Tyler Technologies, Inc. (a)(b)	25	2,092

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Vasco Data Security International (a)(b)	10	$75

		305,482

SPECIALTY RETAIL — 2.5%
Aaron’s, Inc. (a)	10	302
Abercrombie & Fitch Co. (Class A)	1	38
Advance Auto Parts, Inc.	53	6,704
Aeropostale, Inc. (a)(b)	8	40
American Eagle Outfitters, Inc. (a)	11	135
ANN, Inc. (a)(b)	9	373
Ascena Retail Group, Inc. (a)(b)	29	501
AutoNation, Inc. (b)	4	213
AutoZone, Inc. (b)	17	9,131
Barnes & Noble, Inc. (a)(b)	6	125
Bed Bath & Beyond, Inc. (b)	124	8,531
Best Buy Co., Inc. (a)	222	5,863
Big 5 Sporting Goods Corp. (a)	12	193
Brown Shoe Co., Inc.	34	902
Cabela’s, Inc. (a)(b)	21	1,376
CarMax, Inc. (a)(b)	61	2,855
Chico’s FAS, Inc.	3	48
Christopher & Banks Corp. (b)	8	53
CST Brands, Inc. (a)	37	1,156
Dick’s Sporting Goods, Inc. (a)	23	1,256
Foot Locker, Inc. (a)	28	1,315
GameStop Corp. (Class A) (a)	97	3,987
Genesco, Inc. (a)(b)	8	597
Group 1 Automotive, Inc. (a)	4	263
Guess?, Inc.	31	856
Haverty Furniture Cos., Inc. (a)	10	297
Hibbett Sports, Inc. (a)(b)	3	159
Jos. A. Bank Clothiers, Inc. (b)	3	193
L Brands, Inc. (a)	118	6,699
Lithia Motors, Inc. (Class A)	16	1,063
Lowe’s Cos., Inc.	506	24,743
Lumber Liquidators Holdings, Inc. (a)(b)	22	2,064
MarineMax, Inc. (a)(b)	4	61
Monro Muffler Brake, Inc. (a)	20	1,138
Murphy USA, Inc. (a)(b)	17	690
O’Reilly Automotive, Inc. (b)	65	9,645
Office Depot, Inc. (a)(b)	151	624
Outerwall, Inc. (a)(b)	12	870
Pep Boys-Manny, Moe & Jack (a)(b)	2	25
PetSmart, Inc. (a)	15	1,033
Rent-A-Center, Inc. (a)	12	319
Ross Stores, Inc.	77	5,509
Select Comfort Corp. (a)(b)	13	235
Signet Jewelers, Ltd.	32	3,388
Sonic Automotive, Inc. (Class A) (a)	22	495
Stage Stores, Inc. (a)	22	538
Staples, Inc. (a)	209	2,370
Stein Mart, Inc. (a)	12	168
The Buckle, Inc. (a)	5	229
The Cato Corp. (Class A) (a)	12	324
The Children’s Place Retail Stores, Inc. (a)	1	50
The Finish Line, Inc. (Class A)	18	488
The Gap, Inc.	64	2,564
The Home Depot, Inc.	503	39,802
The Men’s Wearhouse, Inc. (a)	35	1,714
Tiffany & Co.	72	6,203
TJX Cos., Inc.	464	28,142
Tractor Supply Co. (a)	103	7,275
Urban Outfitters, Inc. (b)	11	401
Vitamin Shoppe, Inc. (a)(b)	5	238
Williams-Sonoma, Inc. (a)	35	2,332
Zale Corp. (a)(b)	22	460
Zumiez, Inc. (a)(b)	10	242

		199,603

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.7%
3D Systems Corp. (a)(b)	77	4,555
Apple, Inc.	357	191,616
Diebold, Inc. (a)	12	479
Electronics for Imaging, Inc. (a)(b)	35	1,516
EMC Corp.	130	3,563
Hewlett-Packard Co.	1,495	48,378
Lexmark International, Inc. (Class A) (a)	51	2,361
NCR Corp. (b)	53	1,937
NetApp, Inc.	65	2,398
QLogic Corp. (a)(b)	2	25
SanDisk Corp. (a)	145	11,773
Seagate Technology PLC (a)	245	13,759
Western Digital Corp.	173	15,885

		298,245

TEXTILES, APPAREL & LUXURY GOODS — 1.3%
Carter’s, Inc.	15	1,165
Coach, Inc.	53	2,632
Crocs, Inc. (b)	6	94
Deckers Outdoor Corp. (a)(b)	29	2,312
Fossil Group, Inc. (b)	9	1,049
G-III Apparel Group, Ltd. (a)(b)	13	930
Hanesbrands, Inc.	75	5,736
Iconix Brand Group, Inc. (a)(b)	44	1,728
Kate Spade & Co. (a)(b)	89	3,301
Michael Kors Holdings, Ltd. (a)(b)	117	10,913
Movado Group, Inc. (a)	14	638
NIKE, Inc. (Class B)	518	38,259
Oxford Industries, Inc. (a)	10	782
PVH Corp.	15	1,872
Quiksilver, Inc. (a)(b)	102	766
Ralph Lauren Corp.	6	966
Skechers U.S.A., Inc. (b)	28	1,023
Steven Madden, Ltd. (a)(b)	24	863
Under Armour, Inc. (Class A) (a)(b)	59	6,764
V.F. Corp.	274	16,955
Wolverine World Wide, Inc. (a)	65	1,856

		100,604

THRIFTS & MORTGAGE FINANCE — 0.1%
Astoria Financial Corp. (a)	44	608
Bank Mutual Corp. (a)	30	190
BofI Holding, Inc. (a)(b)	10	858
Brookline Bancorp, Inc.	16	151
Dime Community Bancshares (a)	16	272
Hudson City Bancorp, Inc.	90	885
New York Community Bancorp, Inc. (a)	232	3,728
Northwest Bancshares, Inc. (a)	14	204
Oritani Financial Corp. (a)	18	285
People’s United Financial, Inc. (a)	129	1,918
Provident Financial Services, Inc. (a)	28	514

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

TrustCo Bank Corp. NY (a)	46	$324
Washington Federal, Inc.	51	1,188

		11,125

TOBACCO — 0.6%
Alliance One International, Inc. (a)(b)	40	117
Altria Group, Inc.	546	20,437
Lorillard, Inc.	209	11,303
Philip Morris International, Inc.	101	8,269
Reynolds American, Inc.	86	4,594
Universal Corp. (a)	12	670

		45,390

TRADING COMPANIES & DISTRIBUTORS — 0.2%
Applied Industrial Technologies, Inc.	8	386
DXP Enterprises, Inc. (a)(b)	8	759
Fastenal Co. (a)	6	296
GATX Corp. (a)	15	1,018
Kaman Corp. (a)	6	244
MSC Industrial Direct Co., Inc. (Class A) (a)	9	779
United Rentals, Inc. (a)(b)	65	6,171
W.W. Grainger, Inc.	17	4,295
Watsco, Inc. (a)	16	1,599

		15,547

WATER UTILITIES — 0.0% (d)
American States Water Co.	24	775
Aqua America, Inc. (a)	26	652

		1,427

WIRELESS TELECOMMUNICATION SERVICES — 0.0% (d)
Telephone & Data Systems, Inc.	6	157
USA Mobility, Inc. (a)	2	37

		194

TOTAL COMMON STOCKS —
(Cost $6,545,420)		7,975,899

SHORT TERM INVESTMENTS — 33.3%
MONEY MARKET FUNDS — 33.3%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	2,648,258	2,648,258
State Street Institutional Liquid Reserves Fund 0.08% (f)(g)	8,877	8,877

TOTAL SHORT TERM INVESTMENTS —
(Cost $2,657,135)		2,657,135

TOTAL INVESTMENTS — 133.1% (h)
(Cost $9,202,555)		10,633,034
OTHER ASSETS & LIABILITIES — (33.1)%		(2,642,629)

NET ASSETS — 100.0%		$7,990,405

(a)	A portion of the security was on loan at March 31, 2014.
(b)	Non-income producing security
(c)	Affiliated issuer (See accompanying Notes to Schedules of Investments).
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Investments of cash collateral for securities loaned
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments).
(g)	The rate shown is the annualized seven-day yield at period end.
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (See accompanying Notes to Schedules of Investments).
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 2.8%
AAR Corp. (a)	55	$1,427
Aerovironment, Inc. (a)(b)	6	242
Alliant Techsystems, Inc. (a)	19	2,701
American Science & Engineering, Inc. (a)	2	134
BE Aerospace, Inc. (b)	19	1,649
Cubic Corp.	10	511
Curtiss-Wright Corp.	22	1,398
Engility Holdings, Inc. (a)(b)	24	1,081
Esterline Technologies Corp. (b)	14	1,492
Exelis, Inc.	172	3,270
GenCorp, Inc. (a)(b)	32	585
General Dynamics Corp.	194	21,130
Honeywell International, Inc.	184	17,068
Huntington Ingalls Industries, Inc.	30	3,068
L-3 Communications Holdings, Inc. (a)	123	14,532
Lockheed Martin Corp.	157	25,629
Moog, Inc. (Class A) (b)	22	1,441
National Presto Industries, Inc.	4	312
Northrop Grumman Corp.	185	22,825
Orbital Sciences Corp. (b)	32	893
Precision Castparts Corp.	18	4,550
Raytheon Co. (a)	205	20,252
Rockwell Collins, Inc. (a)	36	2,868
Teledyne Technologies, Inc. (b)	14	1,363
Textron, Inc. (a)	108	4,243
The Boeing Co.	284	35,639
Triumph Group, Inc.	18	1,162
United Technologies Corp.	319	37,272

		228,737

AIR FREIGHT & LOGISTICS — 0.7%
Atlas Air Worldwide Holdings, Inc. (a)(b)	26	917
C.H. Robinson Worldwide, Inc. (a)	44	2,305
Expeditors International of Washington, Inc.	44	1,744
FedEx Corp.	159	21,077
Forward Air Corp.	6	277
HUB Group, Inc. (Class A) (b)	14	560
United Parcel Service, Inc. (Class B)	293	28,532
UTI Worldwide, Inc. (a)	50	529

		55,941

AIRLINES — 0.2%
Alaska Air Group, Inc.	29	2,706
Allegiant Travel Co.	6	672
JetBlue Airways Corp. (a)(b)	248	2,155
SkyWest, Inc. (a)	56	715
Southwest Airlines Co. (a)	394	9,302

		15,550

AUTO COMPONENTS — 0.5%
BorgWarner, Inc.	52	3,196
Delphi Automotive PLC	120	8,143
Drew Industries, Inc. (a)	8	434
Gentex Corp.	32	1,009
Johnson Controls, Inc.	357	16,893
Spartan Motors, Inc. (a)	22	113
Standard Motor Products, Inc. (a)	14	501
Superior Industries International, Inc.	16	328
The Goodyear Tire & Rubber Co. (a)	348	9,093

		39,710

AUTOMOBILES — 0.7%
Ford Motor Co. (a)	3,345	52,182
Harley-Davidson, Inc.	47	3,131
Thor Industries, Inc.	24	1,465
Winnebago Industries, Inc. (a)(b)	10	274

		57,052

BANKS — 9.4%
Associated Banc-Corp. (a)	82	1,481
BancorpSouth, Inc. (a)	60	1,498
Bank of America Corp. (a)	8,974	154,353
Bank of Hawaii Corp. (a)	20	1,212
Bank of the Ozarks, Inc. (a)	8	545
BB&T Corp.	441	17,715
BBCN Bancorp, Inc. (a)	18	309
Boston Private Financial Holdings, Inc. (a)	26	352
Cathay General Bancorp (a)	26	655
Citigroup, Inc.	1,905	90,678
City Holding Co. (a)	8	359
City National Corp.	20	1,574
Columbia Banking System, Inc. (a)	12	342
Comerica, Inc. (a)	92	4,766
Commerce Bancshares, Inc.	33	1,532
Community Bank System, Inc. (a)	16	624
Cullen/Frost Bankers, Inc.	28	2,171
CVB Financial Corp. (a)	42	668
East West Bancorp, Inc.	44	1,606
F.N.B. Corp.	76	1,018
Fifth Third Bancorp (a)	551	12,645
First BanCorp- Puerto Rico (b)	76	413
First Commonwealth Financial Corp. (a)	56	506
First Financial Bancorp	32	575
First Financial Bankshares, Inc. (a)	10	618
First Horizon National Corp. (a)	134	1,654
First Midwest Bancorp, Inc.	34	581
First Niagara Financial Group, Inc.	225	2,126
FirstMerit Corp.	88	1,833
Fulton Financial Corp.	88	1,107
Glacier Bancorp, Inc. (a)	34	988
Hancock Holding Co.	22	806
Hanmi Financial Corp. (a)	16	373
Home Bancshares, Inc.	16	551
Huntington Bancshares, Inc.	462	4,606
Independent Bank Corp.-Massachusetts (a)	8	315
International Bancshares Corp.	36	903
JPMorgan Chase & Co. (a)	3,200	194,272
KeyCorp	556	7,917
M&T Bank Corp. (a)	65	7,885
MB Financial, Inc. (a)	23	712
National Penn Bancshares, Inc.	54	564
NBT Bancorp, Inc. (a)	18	440
Old National Bancorp (a)	42	626
PacWest Bancorp (a)	12	516
Pinnacle Financial Partners, Inc.	16	600
PNC Financial Services Group, Inc.	333	28,971
PrivateBancorp, Inc.	28	854

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Prosperity Bancshares, Inc. (a)	16	$1,058
Regions Financial Corp.	826	9,177
S&T Bancorp, Inc. (a)	16	379
Signature Bank (b)	12	1,507
Simmons First National Corp. (a)	8	298
SunTrust Banks, Inc.	315	12,534
Susquehanna Bancshares, Inc.	82	934
SVB Financial Group (b)	14	1,803
Synovus Financial Corp.	856	2,902
TCF Financial Corp.	96	1,599
Texas Capital Bancshares, Inc. (a)(b)	10	649
Tompkins Financial Corp. (a)	8	392
Trustmark Corp.	30	761
U.S. Bancorp (a)	750	32,145
UMB Financial Corp. (a)	16	1,035
Umpqua Holdings Corp. (a)	50	932
United Bankshares, Inc.	22	674
Valley National Bancorp (a)	106	1,103
ViewPoint Financial Group (a)	10	289
Webster Financial Corp.	34	1,056
Wells Fargo & Co. (a)	2,516	125,146
Westamerica Bancorporation (a)	10	541
Wilshire Bancorp, Inc. (a)	30	333
Wintrust Financial Corp. (a)	16	779
Zions Bancorporation (a)	108	3,346

		758,787

BEVERAGES — 1.2%
Beam, Inc.	42	3,499
Boston Beer Co., Inc. (Class A) (a)(b)	2	489
Brown-Forman Corp. (Class B) (a)	31	2,780
Coca-Cola Enterprises, Inc.	81	3,869
Constellation Brands, Inc. (Class A) (b)	47	3,994
Dr. Pepper Snapple Group, Inc. (a)	84	4,575
Molson Coors Brewing Co. (Class B)	92	5,415
Monster Beverage Corp. (b)	24	1,667
PepsiCo, Inc.	402	33,567
The Coca-Cola Co. (a)	999	38,621

		98,476

BIOTECHNOLOGY — 0.9%
Alexion Pharmaceuticals, Inc. (b)	24	3,651
Amgen, Inc.	154	18,994
ArQule, Inc. (a)(b)	8	16
Biogen Idec, Inc. (b)	40	12,235
Celgene Corp. (b)	51	7,120
Cubist Pharmaceuticals, Inc. (a)(b)	16	1,170
Emergent Biosolutions, Inc. (a)(b)	14	354
Gilead Sciences, Inc. (a)(b)	259	18,353
Momenta Pharmaceuticals, Inc. (b)	20	233
Regeneron Pharmaceuticals, Inc. (b)	10	3,003
United Therapeutics Corp. (a)(b)	14	1,316
Vertex Pharmaceuticals, Inc. (b)	34	2,405

		68,850

BUILDING PRODUCTS — 0.1%
A.O. Smith Corp.	16	736
AAON, Inc. (a)	9	251
Allegion PLC	34	1,774
Apogee Enterprises, Inc. (a)	18	598
Fortune Brands Home & Security, Inc.	36	1,515
Gibraltar Industries, Inc. (b)	16	302
Griffon Corp. (a)	34	406
Lennox International, Inc.	9	818
Masco Corp.	79	1,755
Quanex Building Products Corp.	14	289
Simpson Manufacturing Co., Inc.	14	495
Universal Forest Products, Inc.	12	664

		9,603

CAPITAL MARKETS — 2.6%
Affiliated Managers Group, Inc. (b)	10	2,001
Ameriprise Financial, Inc.	100	11,007
BlackRock, Inc.	51	16,039
Calamos Asset Management, Inc. (Class A) (a)	22	284
E*TRADE Financial Corp. (a)(b)	244	5,617
Eaton Vance Corp. (a)	32	1,221
Federated Investors, Inc. (Class B) (a)	44	1,344
Financial Engines, Inc.	6	305
Franklin Resources, Inc. (a)	129	6,989
Greenhill & Co., Inc. (a)	10	520
Invesco, Ltd. (a)	123	4,551
Investment Technology Group, Inc. (a)(b)	28	566
Janus Capital Group, Inc. (a)	82	891
Legg Mason, Inc. (a)	61	2,991
Morgan Stanley (a)	1,923	59,940
Northern Trust Corp.	90	5,900
Piper Jaffray Co., Inc. (a)(b)	18	824
Raymond James Financial, Inc. (a)	46	2,573
SEI Investments Co.	44	1,479
State Street Corp. (c)	142	9,876
Stifel Financial Corp. (a)(b)	16	796
SWS Group, Inc. (b)	30	224
T. Rowe Price Group, Inc.	44	3,623
The Bank of New York Mellon Corp. (a)	606	21,386
The Charles Schwab Corp. (a)	272	7,434
The Goldman Sachs Group, Inc.	247	40,471
Virtus Investment Partners, Inc. (a)(b)	2	346
Waddell & Reed Financial, Inc. (Class A) (a)	14	1,031

		210,229

CHEMICALS — 2.1%
A. Schulman, Inc. (a)	18	653
Air Products & Chemicals, Inc.	86	10,237
Airgas, Inc.	14	1,491
Albemarle Corp. (a)	24	1,594
American Vanguard Corp. (a)	6	130
Ashland, Inc.	40	3,979
Balchem Corp. (a)	4	209
Cabot Corp.	51	3,012
Calgon Carbon Corp. (a)(b)	18	393
CF Industries Holdings, Inc.	22	5,734
Cytec Industries, Inc. (a)	8	781
E. I. du Pont de Nemours & Co. (a)	382	25,632
Eastman Chemical Co.	40	3,448
Ecolab, Inc.	49	5,292
FMC Corp.	28	2,144
H.B. Fuller Co. (a)	16	773
Hawkins, Inc. (a)	4	147
International Flavors & Fragrances, Inc.	14	1,339
Intrepid Potash, Inc. (a)(b)	22	340

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Koppers Holdings, Inc. (a)	10	$412
Kraton Performance Polymers, Inc. (b)	18	471
LSB Industries, Inc. (a)(b)	8	299
LyondellBasell Industries NV	365	32,463
Minerals Technologies, Inc.	12	775
Monsanto Co.	91	10,353
NewMarket Corp.	4	1,563
Olin Corp. (a)	44	1,215
OM Group, Inc.	50	1,661
PolyOne Corp. (a)	23	843
Praxair, Inc. (a)	66	8,644
Quaker Chemical Corp.	6	473
RPM International, Inc.	58	2,427
Sensient Technologies Corp.	20	1,128
Sigma-Aldrich Corp.	24	2,241
Stepan Co. (a)	8	517
The Dow Chemical Co. (a)	499	24,246
The Mosaic Co.	187	9,350
The Scotts Miracle-Gro Co. (Class A) (a)	18	1,103
The Sherwin-Williams Co.	18	3,548
Tredegar Corp. (a)	14	322
Valspar Corp.	24	1,731
Zep, Inc. (a)	10	177

		173,290

COMMERCIAL SERVICES & SUPPLIES — 0.8%
ABM Industries, Inc. (a)	70	2,012
Avery Dennison Corp.	54	2,736
Cintas Corp. (a)	48	2,861
Clean Harbors, Inc. (a)(b)	12	657
Copart, Inc. (b)	34	1,237
Deluxe Corp.	16	840
G & K Services, Inc. (Class A)	10	612
Healthcare Services Group, Inc. (a)	18	523
Herman Miller, Inc. (a)	20	643
HNI Corp.	22	804
Interface, Inc. (a)	18	370
Iron Mountain, Inc.	52	1,434
Mobile Mini, Inc. (a)	16	694
MSA Safety, Inc.	12	684
Pitney Bowes, Inc. (a)	286	7,433
R.R. Donnelley & Sons Co.	267	4,779
Republic Services, Inc.	163	5,568
Rollins, Inc.	28	847
Stericycle, Inc. (b)	18	2,045
Tetra Tech, Inc. (a)(b)	26	769
The ADT Corp. (a)	27	809
The Brink’s Co. (a)	52	1,485
The Geo Group, Inc. (a)	15	484
Tyco International, Ltd.	273	11,575
UniFirst Corp.	8	880
United Stationers, Inc. (a)	30	1,232
Viad Corp.	12	288
Waste Connections, Inc.	32	1,403
Waste Management, Inc. (a)	234	9,844

		65,548

COMMUNICATIONS EQUIPMENT — 0.9%
ADTRAN, Inc. (a)	16	391
Arris Group, Inc. (a)(b)	50	1,409
Bel Fuse, Inc. (Class B) (a)	6	131
Black Box Corp. (a)	12	292
Ciena Corp. (a)(b)	22	500
Cisco Systems, Inc. (a)	1,432	32,091
Comtech Telecommunications Corp.	10	319
Digi International, Inc. (a)(b)	12	122
F5 Networks, Inc. (a)(b)	12	1,279
Harmonic, Inc. (b)	42	300
Harris Corp. (a)	54	3,951
JDS Uniphase Corp. (a)(b)	60	840
Juniper Networks, Inc. (a)(b)	174	4,482
Motorola Solutions, Inc. (a)	54	3,472
Netgear, Inc. (a)(b)	12	405
Oplink Communications, Inc. (a)(b)	8	144
PC-Tel, Inc. (a)	6	52
Plantronics, Inc. (a)	10	444
Polycom, Inc. (a)(b)	50	686
QUALCOMM, Inc. (a)	293	23,106
Riverbed Technology, Inc. (a)(b)	25	493
ViaSat, Inc. (a)(b)	10	690

		75,599

CONSTRUCTION & ENGINEERING — 0.3%
Aecom Technology Corp. (a)(b)	49	1,576
Aegion Corp. (a)(b)	18	456
Comfort Systems USA, Inc. (a)	28	427
Dycom Industries, Inc. (a)(b)	14	443
EMCOR Group, Inc.	27	1,263
Fluor Corp.	80	6,218
Granite Construction, Inc. (a)	20	799
Jacobs Engineering Group, Inc. (b)	70	4,445
KBR, Inc.	70	1,868
Orion Marine Group, Inc. (a)(b)	16	201
Quanta Services, Inc. (b)	88	3,247
URS Corp. (a)	56	2,635

		23,578

CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	10	887
Headwaters, Inc. (b)	40	528
Martin Marietta Materials, Inc.	14	1,797
Texas Industries, Inc. (a)(b)	6	538
Vulcan Materials Co.	27	1,794

		5,544

CONSUMER FINANCE — 1.0%
American Express Co.	344	30,970
Capital One Financial Corp.	341	26,312
Cash America International, Inc. (a)	16	620
Discover Financial Services	186	10,823
Encore Capital Group, Inc. (a)(b)	12	548
Ezcorp, Inc. (Class A) (b)	18	194
First Cash Financial Services, Inc. (a)(b)	4	202
Portfolio Recovery Associates, Inc. (a)(b)	18	1,041
SLM Corp.	244	5,973
World Acceptance Corp. (a)(b)	8	601

		77,284

CONTAINERS & PACKAGING — 0.3%
AptarGroup, Inc.	20	1,322
Ball Corp.	54	2,960
Bemis Co., Inc.	56	2,197
Greif, Inc. (Class A)	32	1,680
MeadWestvaco Corp.	84	3,162

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Myers Industries, Inc.	14	$279
Owens-Illinois, Inc. (b)	88	2,977
Packaging Corp. of America	26	1,829
Rock-Tenn Co. (Class A)	24	2,534
Sealed Air Corp. (a)	94	3,090
Silgan Holdings, Inc.	24	1,188
Sonoco Products Co.	54	2,215

		25,433

DISTRIBUTORS — 0.1%
Genuine Parts Co. (a)	58	5,037
LKQ Corp. (b)	60	1,581
Pool Corp. (a)	14	858
VOXX International Corp. (a)(b)	20	274

		7,750

DIVERSIFIED CONSUMER SERVICES — 0.2%
American Public Education, Inc. (a)(b)	4	140
Apollo Education Group, Inc. (a)(b)	137	4,691
Capella Education Co. (a)	6	379
Career Education Corp. (b)	56	418
DeVry Education Group, Inc. (a)	32	1,356
Graham Holdings Co. (Class B)	6	4,222
H&R Block, Inc.	71	2,143
Hillenbrand, Inc. (a)	26	841
ITT Educational Services, Inc. (a)(b)	12	344
Matthews International Corp. (Class A) (a)	12	490
Regis Corp. (a)	38	521
Service Corp. International (a)	46	914
Sotheby’s (a)	16	697
Strayer Education, Inc. (b)	6	279
Universal Technical Institute, Inc.	10	130

		17,565

DIVERSIFIED FINANCIAL SERVICES — 1.8%
Berkshire Hathaway, Inc. (Class B) (a)(b)	973	121,596
CBOE Holdings, Inc.	14	792
CME Group, Inc.	166	12,286
Interactive Brokers Group, Inc. (Class A)	44	954
IntercontinentalExchange Group, Inc.	23	4,550
Leucadia National Corp. (a)	120	3,360
Moody’s Corp. (a)	33	2,618
MSCI, Inc. (Class A) (a)(b)	18	774
The NASDAQ OMX Group, Inc.	62	2,290

		149,220

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.0%
AT&T, Inc.	3,076	107,875
Atlantic Tele-Network, Inc. (a)	10	659
Cbeyond, Inc. (b)	20	145
CenturyLink, Inc. (a)	339	11,133
Cincinnati Bell, Inc. (a)(b)	128	443
Frontier Communications Corp. (a)	1,367	7,792
General Communication, Inc. (Class A) (a)(b)	36	411
Lumos Networks Corp. (a)	4	54
tw telecom, Inc. (a)(b)	50	1,563
Verizon Communications, Inc.	2,246	106,842
Windstream Holdings, Inc. (a)	809	6,666

		243,583

ELECTRIC UTILITIES — 2.2%
ALLETE, Inc. (a)	20	1,049
American Electric Power Co., Inc.	255	12,918
Cleco Corp.	26	1,315
Duke Energy Corp.	265	18,873
Edison International (a)	176	9,963
El Paso Electric Co.	18	643
Entergy Corp. (a)	244	16,312
Exelon Corp. (a)	721	24,197
FirstEnergy Corp. (a)	245	8,337
Great Plains Energy, Inc. (a)	100	2,704
Hawaiian Electric Industries, Inc. (a)	58	1,474
IDACORP, Inc. (a)	28	1,553
NextEra Energy, Inc. (a)	173	16,542
Northeast Utilities (a)	82	3,731
OGE Energy Corp. (a)	88	3,235
Pepco Holdings, Inc. (a)	209	4,280
Pinnacle West Capital Corp.	64	3,498
PNM Resources, Inc. (a)	58	1,568
PPL Corp.	336	11,135
Southern Co. (a)	453	19,905
UIL Holdings Corp. (a)	24	884
UNS Energy Corp.	30	1,801
Westar Energy, Inc. (a)	56	1,969
Xcel Energy, Inc. (a)	199	6,042

		173,928

ELECTRICAL EQUIPMENT — 0.5%
Acuity Brands, Inc.	10	1,326
AMETEK, Inc.	30	1,545
AZZ, Inc.	8	358
Brady Corp. (Class A) (a)	20	543
Eaton Corp. PLC	111	8,338
Emerson Electric Co.	266	17,769
Encore Wire Corp. (a)	8	388
EnerSys (a)	22	1,524
Franklin Electric Co., Inc. (a)	16	680
General Cable Corp. (a)	54	1,383
Hubbell, Inc. (Class B)	18	2,158
Powell Industries, Inc. (a)	6	389
Regal-Beloit Corp.	16	1,163
Rockwell Automation, Inc.	36	4,484
Roper Industries, Inc.	12	1,602
Vicor Corp. (b)	22	224

		43,874

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.1%
Agilysys, Inc. (b)	10	134
Amphenol Corp. (Class A) (a)	19	1,741
Anixter International, Inc.	16	1,624
Arrow Electronics, Inc. (b)	145	8,607
Avnet, Inc.	188	8,748
Badger Meter, Inc. (a)	4	220
Belden, Inc. (a)	16	1,114
Benchmark Electronics, Inc. (b)	40	906
Checkpoint Systems, Inc. (a)(b)	26	349
Cognex Corp. (b)	12	406
Corning, Inc.	834	17,364
CTS Corp. (a)	16	334
Daktronics, Inc. (a)	20	288
DTS, Inc. (a)(b)	4	79

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Electro Scientific Industries, Inc. (a)	8	$79
FARO Technologies, Inc. (a)(b)	2	106
FEI Co. (a)	10	1,030
FLIR Systems, Inc.	38	1,368
II-VI, Inc. (a)(b)	16	247
Ingram Micro, Inc. (Class A) (b)	209	6,178
Insight Enterprises, Inc. (b)	48	1,205
Itron, Inc. (a)(b)	18	640
Jabil Circuit, Inc.	252	4,536
Knowles Corp. (a)(b)	33	1,042
Littelfuse, Inc.	6	562
Measurement Specialties, Inc. (a)(b)	6	407
Mercury Computer Systems, Inc. (a)(b)	12	159
Methode Electronics, Inc. (Class A) (a)	18	552
Mettler-Toledo International, Inc. (b)	6	1,414
MTS Systems Corp. (a)	4	274
National Instruments Corp.	24	689
Newport Corp. (a)(b)	16	331
OSI Systems, Inc. (b)	6	359
Park Electrochemical Corp. (a)	6	179
Plexus Corp. (b)	18	721
Rofin-Sinar Technologies, Inc. (a)(b)	12	288
Rogers Corp. (b)	6	375
Scansource, Inc. (b)	16	652
SYNNEX Corp. (a)(b)	28	1,697
TE Connectivity, Ltd.	178	10,717
Tech Data Corp. (b)	42	2,560
Trimble Navigation, Ltd. (b)	52	2,021
TTM Technologies, Inc. (a)(b)	38	321
Vishay Intertechnology, Inc. (a)	96	1,428
Zebra Technologies Corp. (Class A) (b)	16	1,111

		85,162

ENERGY EQUIPMENT & SERVICES — 1.5%
Atwood Oceanics, Inc. (a)(b)	26	1,310
Baker Hughes, Inc.	177	11,508
Basic Energy Services, Inc. (a)(b)	20	548
Bristow Group, Inc. (a)	14	1,057
Cameron International Corp. (b)	55	3,397
CARBO Ceramics, Inc.	4	552
Diamond Offshore Drilling, Inc. (a)	59	2,877
Dresser-Rand Group, Inc. (a)(b)	24	1,402
Dril-Quip, Inc. (a)(b)	10	1,121
Ensco PLC (Class A) (a)	96	5,067
Era Group, Inc. (a)(b)	12	352
Exterran Holdings, Inc. (a)	41	1,799
FMC Technologies, Inc. (b)	48	2,510
Geospace Technologies Corp. (a)(b)	2	132
Gulf Island Fabrication, Inc. (a)	6	130
Halliburton Co.	266	15,665
Helix Energy Solutions Group, Inc. (a)(b)	52	1,195
Helmerich & Payne, Inc. (a)	36	3,872
Hornbeck Offshore Services, Inc. (a)(b)	10	418
ION Geophysical Corp. (a)(b)	46	194
Matrix Service Co. (a)(b)	14	473
Nabors Industries, Ltd.	194	4,782
National Oilwell Varco, Inc. (a)	133	10,357
Noble Corp. PLC (a)	104	3,405
Oceaneering International, Inc.	22	1,581
Oil States International, Inc. (a)(b)	20	1,972
Patterson-UTI Energy, Inc. (a)	67	2,122
Pioneer Energy Services Corp. (b)	36	466
Rowan Cos. PLC (a)(b)	54	1,819
Schlumberger, Ltd. (a)	294	28,665
SEACOR Holdings, Inc. (a)(b)	12	1,037
Superior Energy Services, Inc. (a)	92	2,830
Tetra Technologies, Inc. (a)(b)	42	538
Tidewater, Inc. (a)	22	1,070
Unit Corp. (a)(b)	32	2,092

		118,315

FOOD & STAPLES RETAILING — 4.1%
Casey’s General Stores, Inc. (a)	20	1,352
Costco Wholesale Corp.	180	20,103
CVS Caremark Corp.	617	46,189
Safeway, Inc. (a)	328	12,116
Spartan Stores, Inc. (a)	40	928
SUPERVALU, Inc. (a)(b)	232	1,587
Sysco Corp. (a)	308	11,128
The Andersons, Inc. (a)	26	1,540
The Kroger Co.	710	30,992
United Natural Foods, Inc. (a)(b)	20	1,418
Wal-Mart Stores, Inc.	2,212	169,063
Walgreen Co.	468	30,902
Whole Foods Market, Inc.	59	2,992

		330,310

FOOD PRODUCTS — 2.0%
Archer-Daniels-Midland Co.	896	38,878
B&G Foods, Inc. (a)	18	542
Cal-Maine Foods, Inc.	16	1,005
Calavo Growers, Inc. (a)	4	142
Campbell Soup Co. (a)	105	4,712
ConAgra Foods, Inc.	171	5,306
Darling International, Inc. (b)	38	761
Dean Foods Co. (a)	78	1,206
Diamond Foods, Inc. (a)(b)	10	349
Flowers Foods, Inc. (a)	45	965
General Mills, Inc.	201	10,416
Hain Celestial Group, Inc. (a)(b)	12	1,098
Hillshire Brands Co.	104	3,875
Hormel Foods Corp.	71	3,498
Ingredion, Inc.	30	2,042
J&J Snack Foods Corp.	6	576
Kellogg Co. (a)	134	8,403
Keurig Green Mountain, Inc.	26	2,745
Kraft Foods Group, Inc. (a)	155	8,696
Lancaster Colony Corp. (a)	8	795
McCormick & Co., Inc. (a)	27	1,937
Mead Johnson Nutrition Co.	22	1,829
Mondelez International, Inc. (Class A)	938	32,408
Post Holdings, Inc. (a)(b)	10	551
Sanderson Farms, Inc. (a)	10	785
Seneca Foods Corp. (Class A) (a)(b)	8	252
Snyders-Lance, Inc. (a)	20	564
The Hershey Co. (a)	35	3,654
The J.M. Smucker Co.	30	2,917
Tootsie Roll Industries, Inc. (a)	14	432
TreeHouse Foods, Inc. (a)(b)	14	1,008
Tyson Foods, Inc. (Class A) (a)	365	16,064
WhiteWave Foods Co. (Class A) (b)	123	3,510

		161,921

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

GAS UTILITIES — 0.3%
AGL Resources, Inc. (a)	69	$3,378
Atmos Energy Corp. (a)	66	3,111
National Fuel Gas Co. (a)	36	2,521
New Jersey Resources Corp. (a)	22	1,096
Northwest Natural Gas Co. (a)	14	616
ONE Gas, Inc. (a)(b)	20	719
Piedmont Natural Gas Co., Inc.	34	1,203
Questar Corp. (a)	71	1,688
South Jersey Industries, Inc. (a)	12	673
Southwest Gas Corp. (a)	24	1,283
The Laclede Group, Inc. (a)	16	754
UGI Corp. (a)	82	3,740
WGL Holdings, Inc. (a)	30	1,202

		21,984

HEALTH CARE EQUIPMENT & SUPPLIES — 1.7%
Abaxis, Inc. (a)(b)	4	156
Abbott Laboratories	899	34,621
Align Technology, Inc. (b)	16	829
Analogic Corp. (a)	4	328
Baxter International, Inc.	128	9,418
Becton, Dickinson and Co.	54	6,322
Boston Scientific Corp. (b)	707	9,559
C.R. Bard, Inc. (a)	20	2,960
Cantel Medical Corp. (a)	9	304
CareFusion Corp. (b)	74	2,976
CONMED Corp.	12	521
Covidien PLC	111	8,176
CryoLife, Inc.	12	120
Cyberonics, Inc. (a)(b)	6	392
DENTSPLY International, Inc.	36	1,657
Edwards Lifesciences Corp. (a)(b)	24	1,780
Greatbatch, Inc. (b)	12	551
Haemonetics Corp. (a)(b)	16	521
Hill-Rom Holdings, Inc.	22	848
Hologic, Inc. (b)	76	1,634
ICU Medical, Inc. (a)(b)	4	240
IDEXX Laboratories, Inc. (a)(b)	12	1,457
Integra LifeSciences Holdings Corp. (a)(b)	10	460
Intuitive Surgical, Inc. (b)	6	2,628
Invacare Corp.	32	610
Masimo Corp. (a)(b)	8	218
Medtronic, Inc.	371	22,831
Meridian Bioscience, Inc. (a)	12	262
Merit Medical Systems, Inc. (b)	14	200
Natus Medical, Inc. (a)(b)	10	258
Neogen Corp. (b)	6	270
NuVasive, Inc. (a)(b)	16	615
ResMed, Inc. (a)	18	804
St. Jude Medical, Inc.	106	6,931
STERIS Corp. (a)	22	1,051
Stryker Corp. (a)	80	6,518
SurModics, Inc. (a)(b)	4	90
Symmetry Medical, Inc. (a)(b)	24	241
Teleflex, Inc. (a)	10	1,072
The Cooper Cos., Inc.	10	1,374
Thoratec Corp. (b)	14	501
Varian Medical Systems, Inc. (a)(b)	28	2,352
West Pharmaceutical Services, Inc. (a)	24	1,057
Zimmer Holdings, Inc.	40	3,783

		139,496

HEALTH CARE PROVIDERS & SERVICES — 3.8%
Aetna, Inc.	212	15,894
Air Methods Corp. (a)(b)	12	641
Almost Family, Inc. (a)(b)	6	139
Amedisys, Inc. (a)(b)	34	506
AmerisourceBergen Corp.	315	20,661
AMN Healthcare Services, Inc. (a)(b)	30	412
AmSurg Corp. (a)(b)	18	847
Bio-Reference Laboratories, Inc. (a)(b)	8	221
Cardinal Health, Inc.	467	32,681
Centene Corp. (b)	24	1,494
Chemed Corp. (a)	8	716
CIGNA Corp. (a)	141	11,806
Community Health Systems, Inc. (b)	135	5,288
Corvel Corp. (a)(b)	8	398
Cross Country Healthcare, Inc. (a)(b)	34	274
DaVita HealthCare Partners, Inc. (b)	60	4,131
Express Scripts Holding Co. (b)	291	21,851
Gentiva Health Services, Inc. (a)(b)	30	274
Hanger, Inc. (a)(b)	16	539
Health Net, Inc. (b)	109	3,707
Healthways, Inc. (a)(b)	36	617
Henry Schein, Inc. (b)	36	4,297
HMS Holdings Corp. (a)(b)	14	267
Humana, Inc. (a)	217	24,460
IPC The Hospitalist Co. (a)(b)	6	295
Kindred Healthcare, Inc.	58	1,358
Laboratory Corp. of America Holdings (b)	34	3,339
Landauer, Inc. (a)	4	181
LHC Group, Inc. (b)	12	265
LifePoint Hospitals, Inc. (a)(b)	36	1,964
Magellan Health Services, Inc. (b)	20	1,187
McKesson Corp.	196	34,608
MEDNAX, Inc. (b)	32	1,983
Molina Healthcare, Inc. (a)(b)	32	1,202
MWI Veterinary Supply, Inc. (a)(b)	4	623
Omnicare, Inc.	54	3,222
Owens & Minor, Inc. (a)	87	3,048
Patterson Cos., Inc. (a)	38	1,587
PharMerica Corp. (a)(b)	32	895
Quest Diagnostics, Inc. (a)	56	3,244
Tenet Healthcare Corp. (a)(b)	56	2,397
The Ensign Group, Inc. (a)	10	436
UnitedHealth Group, Inc. (a)	630	51,654
Universal Health Services, Inc. (Class B)	42	3,447
VCA Antech, Inc. (a)(b)	34	1,096
WellCare Health Plans, Inc. (b)	20	1,270
WellPoint, Inc.	387	38,526

		309,948

HEALTH CARE TECHNOLOGY — 0.1%
Allscripts Healthcare Solutions, Inc. (a)(b)	44	793
Cerner Corp. (b)	46	2,588
Computer Programs and Systems, Inc.	2	129
Medidata Solutions, Inc. (a)(b)	8	435

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Omnicell, Inc. (a)(b)	10	$286

		4,231

HOTELS, RESTAURANTS & LEISURE — 1.4%
Bally Technologies, Inc. (a)(b)	12	795
BJ’s Restaurants, Inc. (b)	6	196
Bob Evans Farms, Inc. (a)	16	801
Boyd Gaming Corp. (a)(b)	62	818
Brinker International, Inc. (a)	36	1,888
Buffalo Wild Wings, Inc. (a)(b)	4	596
Carnival Corp. (a)	608	23,019
Chipotle Mexican Grill, Inc. (a)(b)	6	3,408
Cracker Barrel Old Country Store, Inc. (a)	12	1,167
Darden Restaurants, Inc. (a)	62	3,147
DineEquity, Inc.	6	468
International Game Technology	88	1,237
International Speedway Corp. (Class A) (a)	18	612
Interval Leisure Group, Inc. (a)	16	418
Jack in the Box, Inc. (b)	26	1,533
Life Time Fitness, Inc. (a)(b)	14	673
Marcus Corp.	22	367
Marriott International, Inc. (Class A) (a)	60	3,361
Marriott Vacations Worldwide Corp. (b)	20	1,118
McDonald’s Corp.	261	25,586
Monarch Casino & Resort, Inc. (a)(b)	6	111
Multimedia Games Holding Co., Inc. (a)(b)	12	349
Panera Bread Co. (Class A) (a)(b)	6	1,059
Papa John’s International, Inc. (a)	20	1,042
Pinnacle Entertainment, Inc. (a)(b)	34	806
Red Robin Gourmet Burgers, Inc. (b)	10	717
Ruby Tuesday, Inc. (a)(b)	40	224
Ruth’s Hospitality Group, Inc.	16	193
Scientific Games Corp. (Class A) (a)(b)	34	467
Sonic Corp. (a)(b)	26	593
Starbucks Corp.	91	6,678
Starwood Hotels & Resorts Worldwide, Inc.	44	3,502
Texas Roadhouse, Inc. (a)	24	626
The Cheesecake Factory, Inc. (a)	20	953
The Wendy’s Co. (a)	164	1,496
Wyndham Worldwide Corp.	32	2,343
Wynn Resorts, Ltd.	46	10,219
Yum! Brands, Inc.	94	7,087

		109,673

HOUSEHOLD DURABLES — 0.5%
Blyth, Inc. (a)	8	86
D.R. Horton, Inc. (a)	73	1,580
Ethan Allen Interiors, Inc. (a)	10	254
Garmin, Ltd. (a)	175	9,670
Harman International Industries, Inc.	24	2,554
Helen of Troy, Ltd. (b)	16	1,108
iRobot Corp. (a)(b)	8	328
Jarden Corp. (b)	42	2,513
KB Home	14	238
La-Z-Boy, Inc. (a)	22	596
Leggett & Platt, Inc. (a)	58	1,893
Lennar Corp. (Class A) (a)	28	1,109
M.D.C. Holdings, Inc. (a)	22	622
M/I Homes, Inc. (a)(b)	12	269
Meritage Homes Corp. (b)	12	503
Mohawk Industries, Inc. (b)	22	2,992
Newell Rubbermaid, Inc. (a)	75	2,242
NVR, Inc. (b)	1	1,147
Pulte Group, Inc. (a)	58	1,113
Standard Pacific Corp. (a)(b)	80	665
The Ryland Group, Inc.	18	719
Toll Brothers, Inc. (b)	50	1,795
Tupperware Brands Corp. (a)	9	754
Universal Electronics, Inc. (a)(b)	8	307
Whirlpool Corp. (a)	43	6,427

		41,484

HOUSEHOLD PRODUCTS — 1.1%
Central Garden & Pet Co. (Class A) (a)(b)	44	364
Church & Dwight Co., Inc. (a)	20	1,381
Colgate-Palmolive Co.	184	11,936
Energizer Holdings, Inc. (a)	16	1,612
Kimberly-Clark Corp.	120	13,230
The Clorox Co. (a)	31	2,728
The Procter & Gamble Co.	754	60,773
WD-40 Co.	4	310

		92,334

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.2%
NRG Energy, Inc. (a)	175	5,565
The AES Corp.	522	7,454

		13,019

INDUSTRIAL CONGLOMERATES — 1.8%
3M Co. (a)	197	26,725
Carlisle Cos., Inc.	14	1,111
Danaher Corp. (a)	136	10,200
General Electric Co.	4,176	108,116

		146,152

INSURANCE — 6.3%
ACE, Ltd.	182	18,029
Aflac, Inc.	624	39,337
Alleghany Corp. (b)	6	2,444
American Financial Group, Inc.	63	3,636
American International Group, Inc. (a)	2,011	100,570
AMERISAFE, Inc. (a)	8	351
Aon PLC	73	6,152
Arthur J. Gallagher & Co.	42	1,998
Aspen Insurance Holdings, Ltd.	41	1,628
Assurant, Inc. (a)	96	6,236
Brown & Brown, Inc.	44	1,353
Cincinnati Financial Corp. (a)	86	4,185
eHealth, Inc. (a)(b)	6	305
Employers Holdings, Inc. (a)	16	324
Everest Re Group, Ltd. (a)	27	4,132
Fidelity National Financial, Inc. (Class A) (a)	135	4,244
First American Financial Corp. (a)	70	1,858
Genworth Financial, Inc. (Class A) (b)	675	11,968
Hartford Financial Services Group, Inc. (a)	624	22,008
HCC Insurance Holdings, Inc.	60	2,729
Horace Mann Educators Corp.	28	812

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Infinity Property & Casualty Corp. (a)	8	$541
Kemper Corp.	40	1,567
Lincoln National Corp.	217	10,995
Loews Corp.	261	11,497
Marsh & McLennan Cos., Inc.	143	7,050
Meadowbrook Insurance Group, Inc. (a)	50	292
Mercury General Corp. (a)	40	1,803
MetLife, Inc.	1,531	80,837
Old Republic International Corp.	176	2,886
Primerica, Inc.	63	2,968
Principal Financial Group, Inc.	232	10,670
ProAssurance Corp.	20	891
Protective Life Corp. (a)	107	5,627
Prudential Financial, Inc.	631	53,414
Reinsurance Group of America, Inc.	101	8,043
RLI Corp. (a)	16	708
Safety Insurance Group, Inc. (a)	10	539
Selective Insurance Group, Inc.	40	933
StanCorp Financial Group, Inc. (a)	32	2,138
Stewart Information Services Corp. (a)	20	703
The Allstate Corp.	262	14,824
The Chubb Corp. (a)	106	9,466
The Hanover Insurance Group, Inc.	32	1,966
The Navigators Group, Inc. (b)	12	737
The Progressive Corp.	290	7,024
The Travelers Cos., Inc. (a)	187	15,914
Torchmark Corp. (a)	52	4,092
Tower Group International, Ltd.	29	78
United Fire Group, Inc. (a)	24	728
Unum Group (a)	227	8,015
W.R. Berkley Corp. (a)	58	2,414
XL Group PLC	135	4,219

		507,878

INTERNET & CATALOG RETAIL — 0.5%
Amazon.com, Inc. (b)	63	21,201
Blue Nile, Inc. (a)(b)	4	139
Expedia, Inc. (a)	38	2,755
FTD Cos., Inc. (a)(b)	19	604
HSN, Inc.	18	1,075
Netflix, Inc. (a)(b)	7	2,464
NutriSystem, Inc. (a)	20	302
PetMed Express, Inc. (a)	10	134
Priceline.com, Inc. (b)	6	7,151
TripAdvisor, Inc. (a)(b)	13	1,178

		37,003

INTERNET SOFTWARE & SERVICES — 1.3%
Akamai Technologies, Inc. (a)(b)	46	2,678
AOL, Inc. (a)(b)	58	2,539
Blucora, Inc. (a)(b)	14	276
comScore, Inc. (a)(b)	6	197
Conversant, Inc. (a)(b)	22	619
Dealertrack Technologies, Inc. (a)(b)	10	492
Digital River, Inc. (a)(b)	18	314
eBay, Inc. (b)	258	14,252
Equinix, Inc. (a)(b)	10	1,848
Google, Inc. (Class A) (b)	62	69,100
j2 Global, Inc. (a)	12	601
Liquidity Services, Inc. (a)(b)	4	104
LivePerson, Inc. (a)(b)	8	96
LogMeIn, Inc. (a)(b)	4	179
Monster Worldwide, Inc. (a)(b)	56	419
Perficient, Inc. (a)(b)	10	181
Rackspace Hosting, Inc. (a)(b)	16	525
Stamps.com, Inc. (b)	4	134
VeriSign, Inc. (a)(b)	18	970
XO Group, Inc. (b)	8	81
Yahoo!, Inc. (a)(b)	364	13,068

		108,673

IT SERVICES — 2.1%
Accenture PLC (Class A) (a)	143	11,400
Acxiom Corp. (a)(b)	30	1,032
Alliance Data Systems Corp. (a)(b)	11	2,997
Automatic Data Processing, Inc.	120	9,271
Broadridge Financial Solutions, Inc.	48	1,783
CACI International, Inc. (Class A) (a)(b)	32	2,362
Cardtronics, Inc. (a)(b)	12	466
CIBER, Inc. (a)(b)	72	330
Cognizant Technology Solutions Corp. (Class A) (b)	124	6,276
Computer Sciences Corp.	90	5,474
Convergys Corp. (a)	74	1,621
CoreLogic, Inc. (b)	30	901
CSG Systems International, Inc. (a)	20	521
DST Systems, Inc.	20	1,896
Fidelity National Information Services, Inc.	91	4,864
Fiserv, Inc. (b)	70	3,968
Forrester Research, Inc. (a)	4	143
Gartner, Inc. (a)(b)	20	1,389
Global Payments, Inc.	22	1,564
Heartland Payment Systems, Inc. (a)	12	497
Higher One Holdings, Inc. (b)	8	58
iGate Corp. (a)(b)	14	442
International Business Machines Corp. (a)	255	49,085
Jack Henry & Associates, Inc.	22	1,227
Leidos Holdings, Inc. (a)	59	2,087
ManTech International Corp. (Class A) (a)	26	765
Mastercard, Inc. (Class A)	130	9,711
NeuStar, Inc. (Class A) (a)(b)	18	585
Paychex, Inc. (a)	90	3,834
Science Applications International Corp. (a)	34	1,271
Sykes Enterprises, Inc. (a)(b)	24	477
TeleTech Holdings, Inc. (b)	24	588
Teradata Corp. (a)(b)	34	1,672
The Western Union Co. (a)	297	4,859
Total System Services, Inc.	56	1,703
VeriFone Systems, Inc. (a)(b)	49	1,657
Virtusa Corp. (a)(b)	8	268
Visa, Inc. (Class A) (a)	63	13,599
WEX, Inc. (b)	8	760
Xerox Corp.	1,516	17,131

		170,534

LEISURE PRODUCTS — 0.1%
Arctic Cat, Inc. (a)	4	191
Brunswick Corp.	24	1,087
Callaway Golf Co. (a)	46	470

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Hasbro, Inc. (a)	56	$3,115
JAKKS Pacific, Inc. (a)	12	87
Mattel, Inc. (a)	90	3,610
Polaris Industries, Inc. (a)	14	1,956
Sturm Ruger & Co, Inc. (a)	2	119

		10,635

LIFE SCIENCES TOOLS & SERVICES — 0.3%
Affymetrix, Inc. (a)(b)	34	242
Agilent Technologies, Inc.	77	4,306
Bio-Rad Laboratories, Inc. (Class A) (a)(b)	10	1,281
Cambrex Corp. (a)(b)	12	227
Charles River Laboratories International, Inc. (b)	20	1,207
Covance, Inc. (b)	12	1,247
PAREXEL International Corp. (b)	20	1,082
PerkinElmer, Inc. (a)	19	856
Techne Corp.	8	683
Thermo Fisher Scientific, Inc.	88	10,581
Waters Corp. (b)	20	2,168

		23,880

MACHINERY — 2.0%
Actuant Corp. (Class A) (a)	20	683
AGCO Corp.	58	3,199
Albany International Corp. (Class A)	16	569
Astec Industries, Inc.	10	439
Barnes Group, Inc. (a)	20	769
Briggs & Stratton Corp. (a)	34	757
Caterpillar, Inc. (a)	329	32,693
CIRCOR International, Inc. (a)	6	440
CLARCOR, Inc.	12	688
Crane Co.	18	1,281
Cummins, Inc.	66	9,833
Deere & Co.	146	13,257
Donaldson Co., Inc. (a)	28	1,187
Dover Corp. (a)	68	5,559
EnPro Industries, Inc. (a)(b)	10	727
ESCO Technologies, Inc. (a)	8	282
Federal Signal Corp. (a)(b)	36	536
Flowserve Corp.	33	2,585
Graco, Inc.	12	897
Harsco Corp.	58	1,359
IDEX Corp.	13	948
Illinois Tool Works, Inc. (a)	203	16,510
Ingersoll-Rand PLC	103	5,896
ITT Corp.	124	5,302
John Bean Technologies Corp. (a)	14	433
Joy Global, Inc. (a)	44	2,552
Kennametal, Inc. (a)	26	1,152
Lincoln Electric Holdings, Inc. (a)	24	1,728
Lindsay Corp. (a)	2	176
Lydall, Inc. (a)(b)	10	229
Mueller Industries, Inc.	20	600
Nordson Corp.	12	846
Oshkosh Corp. (a)	47	2,767
PACCAR, Inc.	146	9,846
Pall Corp.	26	2,326
Parker Hannifin Corp. (a)	62	7,422
Pentair, Ltd.	25	1,983
Snap-On, Inc.	13	1,475
SPX Corp.	20	1,966
Standex International Corp. (a)	4	214
Stanley Black & Decker, Inc.	61	4,956
Tennant Co. (a)	6	394
Terex Corp. (a)	40	1,772
The Toro Co. (a)	18	1,137
Timken Co. (a)	36	2,116
Trinity Industries, Inc. (a)	34	2,450
Valmont Industries, Inc. (a)	8	1,191
Wabtec Corp.	9	698
Watts Water Technologies, Inc. (Class A) (a)	14	822
Woodward, Inc.	16	664
Xylem, Inc.	38	1,384

		159,695

MARINE — 0.0% (d)
Kirby Corp. (a)(b)	18	1,823
Matson, Inc.	16	395

		2,218

MATERIALS — 0.1%
PPG Industries, Inc. (a)	44	8,512

MEDIA — 2.6%
AMC Networks, Inc. (Class A) (a)(b)	12	877
Cablevision Systems Corp. (Class A) (a)	304	5,128
CBS Corp.	145	8,961
Cinemark Holdings, Inc.	42	1,218
Comcast Corp. (Class A)	802	40,116
DIRECTV (Class A) (a)(b)	196	14,978
Discovery Communications, Inc. (Series A) (b)	61	5,045
DreamWorks Animation SKG, Inc. (Class A) (a)(b)	38	1,009
Gannett Co., Inc.	121	3,340
Harte-Hanks, Inc. (a)	48	424
John Wiley & Sons, Inc. (Class A) (a)	20	1,153
Lamar Advertising Co. (Class A) (a)(b)	20	1,020
Live Nation Entertainment, Inc. (b)	102	2,218
McGraw Hill Financial, Inc.	66	5,036
Meredith Corp.	24	1,114
News Corp. (Class A) (b)	130	2,239
Omnicom Group, Inc.	110	7,986
Scholastic Corp. (a)	20	690
Scripps Networks Interactive, Inc. (Class A)	44	3,340
Sizmek, Inc. (b)	18	191
The E.W. Scripps Co. (Class A) (a)(b)	30	532
The Interpublic Group of Cos., Inc. (a)	194	3,325
The New York Times Co. (Class A) (a)	88	1,507
The Walt Disney Co.	423	33,870
Time Warner Cable, Inc.	145	19,891
Time Warner, Inc. (a)	337	22,016
Twenty-First Century Fox, Inc. (a)	521	16,656
Viacom, Inc. (Class B)	103	8,754

		212,634

METALS & MINING — 1.0%
A.M. Castle & Co. (a)(b)	18	264
AK Steel Holding Corp. (a)(b)	120	866
Alcoa, Inc.	1,465	18,855
Allegheny Technologies, Inc. (a)	42	1,583

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

AMCOL International Corp.	12	$549
Carpenter Technology Corp. (a)	14	925
Century Aluminum Co. (a)(b)	56	740
Cliffs Natural Resources, Inc. (a)	207	4,235
Commercial Metals Co.	173	3,266
Compass Minerals International, Inc.	10	825
Freeport-McMoRan Copper & Gold, Inc.	654	21,628
Haynes International, Inc. (a)	4	216
Kaiser Aluminum Corp. (a)	12	857
Materion Corp.	12	407
Newmont Mining Corp.	259	6,071
Nucor Corp. (a)	172	8,693
Olympic Steel, Inc. (a)	10	287
Reliance Steel & Aluminum Co.	40	2,826
RTI International Metals, Inc. (a)(b)	14	389
Steel Dynamics, Inc. (a)	142	2,526
SunCoke Energy, Inc. (b)	32	731
United States Steel Corp. (a)	205	5,660
Worthington Industries, Inc.	38	1,454

		83,853

MULTI-UTILITIES — 1.4%
Alliant Energy Corp. (a)	60	3,409
Ameren Corp. (a)	142	5,850
Avista Corp. (a)	38	1,165
Black Hills Corp.	26	1,499
CenterPoint Energy, Inc. (a)	225	5,330
CMS Energy Corp.	142	4,158
Consolidated Edison, Inc. (a)	184	9,872
Dominion Resources, Inc. (a)	238	16,896
DTE Energy Co. (a)	91	6,760
Integrys Energy Group, Inc. (a)	40	2,386
MDU Resources Group, Inc. (a)	90	3,088
NiSource, Inc. (a)	180	6,395
NorthWestern Corp. (a)	22	1,043
PG&E Corp. (a)	276	11,923
Public Service Enterprise Group, Inc. (a)	296	11,289
SCANA Corp.	86	4,414
Sempra Energy	92	8,902
TECO Energy, Inc. (a)	180	3,087
Vectren Corp. (a)	54	2,127
Wisconsin Energy Corp. (a)	96	4,469

		114,062

MULTILINE RETAIL — 0.8%
Big Lots, Inc. (b)	55	2,083
Dollar General Corp. (b)	114	6,325
Dollar Tree, Inc. (a)(b)	45	2,348
Family Dollar Stores, Inc. (a)	50	2,900
Fred’s, Inc. (Class A) (a)	24	432
J.C. Penney Co., Inc. (a)(b)	446	3,845
Kohl’s Corp. (a)	178	10,110
Macy’s, Inc.	188	11,147
Nordstrom, Inc. (a)	83	5,183
Target Corp.	339	20,513
Tuesday Morning Corp. (a)(b)	46	651

		65,537

OIL, GAS & CONSUMABLE FUELS — 10.5%
Alpha Natural Resources, Inc. (a)(b)	302	1,284
Anadarko Petroleum Corp.	128	10,849
Apache Corp. (a)	231	19,162
Approach Resources, Inc. (a)(b)	8	167
Arch Coal, Inc. (a)	293	1,412
Bill Barrett Corp. (a)(b)	67	1,715
Cabot Oil & Gas Corp.	64	2,168
Carrizo Oil & Gas, Inc. (a)(b)	22	1,176
Chesapeake Energy Corp. (a)	683	17,499
Chevron Corp.	1,209	143,762
Cimarex Energy Co.	30	3,573
Cloud Peak Energy, Inc. (b)	44	930
Comstock Resources, Inc. (a)	32	731
ConocoPhillips (a)	1,674	117,766
CONSOL Energy, Inc. (a)	90	3,596
Contango Oil & Gas Co. (a)(b)	6	286
Denbury Resources, Inc. (a)	196	3,214
Devon Energy Corp. (a)	318	21,284
Energen Corp.	32	2,586
EOG Resources, Inc. (a)	56	10,986
EQT Corp.	26	2,521
Exxon Mobil Corp.	2,279	222,613
Forest Oil Corp. (b)	86	164
Gulfport Energy Corp. (a)(b)	14	997
Hess Corp.	237	19,643
HollyFrontier Corp. (a)	110	5,234
Kinder Morgan, Inc.	196	6,368
Marathon Oil Corp.	596	21,170
Marathon Petroleum Corp. (a)	187	16,277
Murphy Oil Corp.	153	9,618
Newfield Exploration Co. (a)(b)	185	5,802
Noble Energy, Inc.	80	5,683
Northern Oil and Gas, Inc. (a)(b)	12	175
Occidental Petroleum Corp.	434	41,356
ONEOK, Inc. (a)	84	4,977
PDC Energy, Inc. (a)(b)	14	872
Peabody Energy Corp. (a)	227	3,709
Penn Virginia Corp. (a)(b)	58	1,014
PetroQuest Energy, Inc. (a)(b)	30	171
Phillips 66	374	28,820
Pioneer Natural Resources Co. (a)	26	4,866
QEP Resources, Inc. (a)	42	1,237
Range Resources Corp.	24	1,991
Rosetta Resources, Inc. (a)(b)	16	745
SM Energy Co.	14	998
Southwestern Energy Co. (a)(b)	83	3,819
Spectra Energy Corp. (a)	282	10,417
Stone Energy Corp. (a)(b)	68	2,854
Swift Energy Co. (a)(b)	24	258
Tesoro Corp.	116	5,868
The Williams Cos., Inc. (a)	151	6,128
Valero Energy Corp.	734	38,975
World Fuel Services Corp. (a)	103	4,542
WPX Energy, Inc. (a)(b)	106	1,911

		845,939

PAPER & FOREST PRODUCTS — 0.3%
Clearwater Paper Corp. (a)(b)	16	1,003
Deltic Timber Corp. (a)	2	130
Domtar Corp.	48	5,387
International Paper Co.	236	10,828
KapStone Paper and Packaging Corp. (a)(b)	44	1,269
Louisiana-Pacific Corp. (a)(b)	42	708
Neenah Paper, Inc.	8	414

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

P.H. Glatfelter Co.	30	$817
Schweitzer-Mauduit International, Inc.	10	426
Wausau Paper Corp. (a)	24	305
Weyerhaeuser Co.	93	2,729

		24,016

PERSONAL PRODUCTS — 0.1%
Avon Products, Inc.	232	3,396
Inter Parfums, Inc. (a)	12	435
Medifast, Inc. (a)(b)	6	175
The Estee Lauder Cos., Inc. (Class A)	64	4,280

		8,286

PHARMACEUTICALS — 3.7%
AbbVie, Inc.	326	16,757
Actavis PLC (b)	38	7,822
Akorn, Inc. (a)(b)	10	220
Allergan, Inc.	38	4,716
Bristol-Myers Squibb Co.	455	23,637
Eli Lilly & Co.	520	30,607
Endo International PLC (b)	54	3,707
Forest Laboratories, Inc. (b)	129	11,903
Hi-Tech Pharmacal Co., Inc. (a)(b)	4	173
Hospira, Inc. (b)	60	2,595
Johnson & Johnson	734	72,101
Mallinckrodt PLC (a)(b)	13	824
Merck & Co., Inc.	809	45,927
Mylan, Inc. (a)(b)	103	5,030
Perrigo Co. PLC (a)	14	2,165
Pfizer, Inc. (a)	2,007	64,465
Prestige Brands Holdings, Inc. (a)(b)	16	436
Questcor Pharmaceuticals, Inc. (a)	10	649
Salix Pharmaceuticals, Ltd. (a)(b)	8	829
The Medicines Co. (a)(b)	18	512

		295,075

PROFESSIONAL SERVICES — 0.3%
CDI Corp. (a)	16	274
Dun & Bradstreet Corp.	12	1,192
Equifax, Inc.	30	2,041
Exponent, Inc. (a)	4	300
FTI Consulting, Inc. (a)(b)	20	667
Heidrick & Struggles International, Inc.	8	161
Insperity, Inc. (a)	14	434
Kelly Services, Inc. (Class A) (a)	30	712
Korn/Ferry International (b)	22	655
Manpower, Inc. (a)	105	8,277
Navigant Consulting, Inc. (a)(b)	22	411
On Assignment, Inc. (a)(b)	14	540
Resources Connection, Inc. (a)	14	197
Robert Half International, Inc.	40	1,678
The Corporate Executive Board Co.	6	445
Towers Watson & Co. (Class A) (a)	22	2,509
TrueBlue, Inc. (b)	18	527

		21,020

REAL ESTATE INVESTMENT TRUSTS — 1.4%
Acadia Realty Trust (a)	14	369
Alexandria Real Estate Equities, Inc.	18	1,306
American Campus Communities, Inc.	18	672
American Tower Corp.	48	3,930
Apartment Investment & Management Co. (Class A)	32	967
AvalonBay Communities, Inc. (a)	26	3,414
BioMed Realty Trust, Inc.	50	1,025
Boston Properties, Inc.	34	3,894
BRE Properties, Inc.	20	1,256
Camden Property Trust	22	1,482
Cedar Realty Trust, Inc.	40	244
Corporate Office Properties Trust (a)	28	746
Corrections Corp. of America (a)	29	908
Cousins Properties, Inc. (a)	34	390
Crown Castle International Corp.	44	3,246
DiamondRock Hospitality Co. (a)	64	752
Duke Realty Corp.	76	1,283
EastGroup Properties, Inc. (a)	8	503
EPR Properties	16	854
Equity One, Inc. (a)	40	894
Equity Residential (a)	75	4,349
Essex Property Trust, Inc. (a)	6	1,020
Extra Space Storage, Inc.	20	970
Federal Realty Investment Trust (a)	8	918
Franklin Street Properties Corp. (a)	52	655
Getty Realty Corp. (a)	30	567
Government Properties Income Trust (a)	35	882
HCP, Inc.	112	4,345
Health Care REIT, Inc.	54	3,218
Healthcare Realty Trust, Inc.	32	773
Highwoods Properties, Inc. (a)	30	1,152
Home Properties, Inc. (a)	14	842
Hospitality Properties Trust	72	2,068
Host Hotels & Resorts, Inc. (a)	150	3,036
Inland Real Estate Corp. (a)	34	359
Kilroy Realty Corp. (a)	18	1,054
Kimco Realty Corp.	96	2,101
Kite Realty Group Trust	38	228
LaSalle Hotel Properties (a)	22	689
Lexington Realty Trust (a)	54	589
Liberty Property Trust	52	1,922
LTC Properties, Inc.	12	452
Mack-Cali Realty Corp.	26	541
Medical Properties Trust, Inc. (a)	64	819
Mid-America Apartment Communities, Inc. (a)	17	1,161
National Retail Properties, Inc. (a)	42	1,441
OMEGA Healthcare Investors, Inc.	30	1,006
Parkway Properties, Inc.	24	438
Pennsylvania Real Estate Investment Trust	26	469
Plum Creek Timber Co., Inc.	33	1,387
Post Properties, Inc.	12	589
Potlatch Corp.	18	696
ProLogis (a)	104	4,246
PS Business Parks, Inc.	8	669
Public Storage (a)	32	5,392
Rayonier, Inc.	28	1,285
Realty Income Corp. (a)	44	1,798
Regency Centers Corp.	28	1,430
Saul Centers, Inc.	6	284
Senior Housing Properties Trust	78	1,753
Simon Property Group, Inc.	38	6,232
SL Green Realty Corp. (a)	24	2,415
Sovran Self Storage, Inc.	10	735
Tanger Factory Outlet Centers, Inc. (a)	14	490

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Taubman Centers, Inc.	12	$849
The Macerich Co.	34	2,119
UDR, Inc. (a)	56	1,446
Universal Health Realty Income Trust (a)	6	253
Urstadt Biddle Properties, Inc. (Class A) (a)	14	289
Ventas, Inc.	66	3,998
Vornado Realty Trust	52	5,125
Weingarten Realty Investors (a)	38	1,140

		110,819

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.0%
CBRE Group, Inc. (b)	82	2,249
Forestar Group, Inc. (a)(b)	12	214
Jones Lang LaSalle, Inc.	12	1,422

		3,885

ROAD & RAIL — 0.7%
Arkansas Best Corp. (a)	18	665
Con-way, Inc. (a)	32	1,315
CSX Corp.	414	11,994
Genesee & Wyoming, Inc. (Class A) (a)(b)	8	779
Heartland Express, Inc. (a)	18	408
J.B. Hunt Transport Services, Inc.	19	1,366
Kansas City Southern	13	1,327
Knight Transportation, Inc. (a)	26	601
Landstar System, Inc.	10	592
Norfolk Southern Corp.	128	12,438
Old Dominion Freight Line, Inc. (b)	24	1,362
Ryder Systems, Inc. (a)	38	3,037
Union Pacific Corp.	116	21,768
Werner Enterprises, Inc. (a)	28	714

		58,366

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.3%
Advanced Energy Industries, Inc. (a)(b)	16	392
Advanced Micro Devices, Inc. (a)(b)	831	3,332
Altera Corp. (a)	67	2,428
Analog Devices, Inc.	68	3,614
Applied Materials, Inc.	496	10,128
Atmel Corp. (a)(b)	118	986
ATMI, Inc. (a)(b)	10	340
Broadcom Corp. (Class A) (a)	116	3,652
Brooks Automation, Inc.	24	262
Cabot Microelectronics Corp. (a)(b)	8	352
CEVA, Inc. (a)(b)	4	70
Cirrus Logic, Inc. (a)(b)	18	358
Cohu, Inc. (a)	10	107
Cree, Inc. (a)(b)	24	1,357
Cypress Semiconductor Corp. (a)(b)	30	308
Diodes, Inc. (b)	16	418
DSP Group, Inc. (a)(b)	12	104
Entropic Communications, Inc. (b)	30	123
Exar Corp. (b)	12	143
Fairchild Semiconductor International, Inc. (a)(b)	60	827
First Solar, Inc. (b)	91	6,351
GT Advanced Technologies, Inc. (a)(b)	165	2,813
Hittite Microwave Corp. (a)	6	378
Integrated Device Technology, Inc. (a)(b)	56	685
Intel Corp.	3,120	80,527
International Rectifier Corp. (b)	28	767
Intersil Corp. (Class A)	68	879
KLA-Tencor Corp. (a)	65	4,494
Kopin Corp. (b)	20	76
Kulicke & Soffa Industries, Inc. (a)(b)	32	404
Lam Research Corp. (b)	45	2,475
Linear Technology Corp. (a)	62	3,019
LSI Corp.	150	1,660
Micrel, Inc. (a)	20	222
Microchip Technology, Inc. (a)	64	3,057
Micron Technology, Inc. (a)(b)	553	13,084
Microsemi Corp. (b)	24	601
MKS Instruments, Inc. (a)	18	538
Monolithic Power Systems, Inc. (b)	10	388
Nanometrics, Inc. (a)(b)	8	144
NVIDIA Corp.	136	2,436
Pericom Semiconductor Corp. (a)(b)	12	94
Power Integrations, Inc. (a)	6	395
RF Micro Devices, Inc. (b)	106	835
Rubicon Technology, Inc. (b)	10	113
Rudolph Technologies, Inc. (a)(b)	12	137
Semtech Corp. (b)	16	405
Sigma Designs, Inc. (b)	36	171
Silicon Laboratories, Inc. (b)	10	523
Skyworks Solutions, Inc. (b)	48	1,801
SunEdison, Inc. (a)(b)	188	3,542
Supertex, Inc. (b)	4	132
Synaptics, Inc. (a)(b)	10	600
Teradyne, Inc. (b)	72	1,432
Tessera Technologies, Inc.	20	473
Texas Instruments, Inc.	288	13,579
TriQuint Semiconductor, Inc. (a)(b)	72	964
Ultratech, Inc. (a)(b)	6	175
Veeco Instruments, Inc. (a)(b)	22	922
Xilinx, Inc.	74	4,016

		184,608

SOFTWARE — 2.7%
ACI Worldwide, Inc. (b)	8	474
Adobe Systems, Inc. (b)	103	6,771
Advent Software, Inc. (a)	10	294
Ansys, Inc. (b)	18	1,386
Autodesk, Inc. (b)	46	2,262
Blackbaud, Inc. (a)	6	188
Bottomline Technologies, Inc. (a)(b)	6	211
CA, Inc.	195	6,039
Cadence Design Systems, Inc. (a)(b)	62	963
Citrix Systems, Inc. (b)	38	2,182
CommVault Systems, Inc. (a)(b)	6	390
Compuware Corp.	82	861
Concur Technologies, Inc. (a)(b)	6	594
Ebix, Inc. (a)	8	137
Electronic Arts, Inc. (a)(b)	98	2,843
EPIQ Systems, Inc.	14	191
FactSet Research Systems, Inc. (a)	6	647
Fair Isaac Corp.	8	443
Informatica Corp. (b)	16	604
Interactive Intelligence Group (a)(b)	4	290
Intuit, Inc. (a)	42	3,265

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Manhattan Associates, Inc. (a)(b)	24	$841
Mentor Graphics Corp.	32	705
MICROS Systems, Inc. (b)	18	953
Microsoft Corp.	3,096	126,905
MicroStrategy, Inc. (b)	2	231
Monotype Imaging Holdings, Inc. (a)	10	301
Netscout Systems, Inc. (a)(b)	12	451
Oracle Corp. (a)	909	37,187
Progress Software Corp. (b)	20	436
PTC, Inc. (b)	26	921
Quality Systems, Inc.	8	135
Red Hat, Inc. (a)(b)	30	1,589
Rovi Corp. (b)	28	638
Salesforce.com, Inc. (a)(b)	63	3,597
Solera Holdings, Inc.	10	633
Symantec Corp. (a)	214	4,274
Synchronoss Technologies, Inc. (a)(b)	6	206
Synopsys, Inc. (b)	50	1,920
Take-Two Interactive Software, Inc. (a)(b)	24	526
TIBCO Software, Inc. (a)(b)	24	488
Tyler Technologies, Inc. (a)(b)	6	502

		214,474

SPECIALTY RETAIL — 2.1%
Aaron’s, Inc. (a)	26	786
Abercrombie & Fitch Co. (Class A)	28	1,078
Advance Auto Parts, Inc.	22	2,783
Aeropostale, Inc. (a)(b)	38	191
American Eagle Outfitters, Inc. (a)	80	979
ANN, Inc. (a)(b)	20	830
Ascena Retail Group, Inc. (a)(b)	46	795
AutoNation, Inc. (b)	89	4,737
AutoZone, Inc. (b)	9	4,834
Barnes & Noble, Inc. (a)(b)	42	878
Bed Bath & Beyond, Inc. (b)	61	4,197
Best Buy Co., Inc. (a)	364	9,613
Big 5 Sporting Goods Corp. (a)	18	289
Brown Shoe Co., Inc.	44	1,168
Cabela’s, Inc. (a)(b)	19	1,245
CarMax, Inc. (a)(b)	59	2,761
Chico’s FAS, Inc.	52	834
Christopher & Banks Corp. (b)	40	264
CST Brands, Inc. (a)	111	3,468
Dick’s Sporting Goods, Inc. (a)	30	1,638
Foot Locker, Inc.	62	2,913
GameStop Corp. (Class A) (a)	102	4,192
Genesco, Inc. (a)(b)	10	746
Group 1 Automotive, Inc. (a)	32	2,101
Guess?, Inc.	84	2,318
Haverty Furniture Cos., Inc. (a)	14	416
Hibbett Sports, Inc. (a)(b)	6	317
Jos. A. Bank Clothiers, Inc. (b)	10	643
Kirkland’s, Inc. (a)(b)	8	148
L Brands, Inc.	99	5,620
Lithia Motors, Inc. (Class A)	16	1,063
Lowe’s Cos., Inc.	435	21,272
Lumber Liquidators Holdings, Inc. (a)(b)	8	750
MarineMax, Inc. (a)(b)	26	395
Monro Muffler Brake, Inc. (a)	6	341
Murphy USA, Inc. (a)(b)	38	1,542
O’Reilly Automotive, Inc. (b)	26	3,858
Office Depot, Inc. (a)(b)	562	2,321
Outerwall, Inc. (a)(b)	12	870
Pep Boys-Manny, Moe & Jack (a)(b)	28	356
PetSmart, Inc. (a)	30	2,067
Rent-A-Center, Inc. (a)	28	745
Ross Stores, Inc.	46	3,291
Select Comfort Corp. (a)(b)	12	217
Signet Jewelers, Ltd. (a)	16	1,694
Sonic Automotive, Inc. (Class A) (a)	40	899
Stage Stores, Inc. (a)	34	831
Staples, Inc. (a)	568	6,441
Stein Mart, Inc. (a)	30	420
The Buckle, Inc. (a)	14	641
The Cato Corp. (Class A) (a)	12	324
The Children’s Place Retail Stores, Inc. (a)	12	598
The Finish Line, Inc. (Class A)	20	542
The Gap, Inc.	161	6,450
The Home Depot, Inc.	346	27,379
The Men’s Wearhouse, Inc. (a)	18	882
Tiffany & Co.	26	2,240
TJX Cos., Inc.	150	9,098
Tractor Supply Co. (a)	20	1,413
Urban Outfitters, Inc. (b)	44	1,605
Vitamin Shoppe, Inc. (a)(b)	8	380
Williams-Sonoma, Inc. (a)	30	1,999
Zale Corp. (a)(b)	28	586
Zumiez, Inc. (a)(b)	6	145

		166,437

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.3%
3D Systems Corp. (a)(b)	14	828
Apple, Inc.	222	119,156
Diebold, Inc. (a)	28	1,117
EMC Corp. (a)	591	16,199
Hewlett-Packard Co. (a)	2,623	84,880
Intevac, Inc. (b)	10	97
Lexmark International, Inc. (Class A) (a)	87	4,027
NCR Corp. (b)	66	2,412
NetApp, Inc.	113	4,170
QLogic Corp. (a)(b)	36	459
SanDisk Corp. (a)	67	5,440
Seagate Technology PLC (a)	269	15,107
Super Micro Computer, Inc. (b)	12	209
Western Digital Corp.	120	11,019

		265,120

TEXTILES, APPAREL & LUXURY GOODS — 0.5%
Carter’s, Inc.	16	1,242
Coach, Inc. (a)	66	3,277
Crocs, Inc. (b)	24	374
Deckers Outdoor Corp. (a)(b)	12	957
Fossil Group, Inc. (b)	12	1,399
Hanesbrands, Inc.	27	2,065
Iconix Brand Group, Inc. (a)(b)	30	1,178
Kate Spade & Co. (a)(b)	30	1,113
Movado Group, Inc. (a)	8	364
NIKE, Inc. (Class B)	152	11,227
Oxford Industries, Inc. (a)	4	313
Perry Ellis International, Inc. (b)	12	165

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

PVH Corp.	12	$1,497
Quiksilver, Inc. (a)(b)	29	218
Ralph Lauren Corp.	16	2,575
Skechers U.S.A., Inc. (b)	42	1,535
Steven Madden, Ltd. (a)(b)	14	504
Under Armour, Inc. (Class A) (a)(b)	16	1,834
V.F. Corp.	100	6,188
Wolverine World Wide, Inc. (a)	32	914

		38,939

THRIFTS & MORTGAGE FINANCE — 0.2%
Astoria Financial Corp. (a)	88	1,216
Bank Mutual Corp. (a)	32	203
Brookline Bancorp, Inc.	28	264
Dime Community Bancshares (a)	18	306
Hudson City Bancorp, Inc.	346	3,401
New York Community Bancorp, Inc. (a)	371	5,962
Northwest Bancshares, Inc. (a)	44	642
Oritani Financial Corp. (a)	12	190
People’s United Financial, Inc. (a)	190	2,825
Provident Financial Services, Inc. (a)	32	588
TrustCo Bank Corp. NY (a)	50	352
Washington Federal, Inc.	48	1,118

		17,067

TOBACCO — 0.9%
Alliance One International, Inc. (a)(b)	90	263
Altria Group, Inc.	559	20,923
Lorillard, Inc. (a)	161	8,707
Philip Morris International, Inc.	374	30,619
Reynolds American, Inc.	271	14,477
Universal Corp. (a)	26	1,453

		76,442

TRADING COMPANIES & DISTRIBUTORS — 0.1%
Applied Industrial Technologies, Inc.	16	772
Fastenal Co. (a)	42	2,071
GATX Corp. (a)	4	271
Kaman Corp. (a)	10	407
MSC Industrial Direct Co., Inc. (Class A) (a)	12	1,038
United Rentals, Inc. (a)(b)	22	2,089
W.W. Grainger, Inc.	13	3,285
Watsco, Inc. (a)	14	1,399

		11,332

WATER UTILITIES — 0.0% (d)
American States Water Co. (a)	16	517
Aqua America, Inc. (a)	60	1,504

		2,021

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
NTELOS Holdings Corp. (a)	16	216
Telephone & Data Systems, Inc.	139	3,643
USA Mobility, Inc. (a)	24	436

		4,295

TOTAL COMMON STOCKS —
(Cost $6,024,293)		8,052,415

SHORT TERM INVESTMENTS — 23.5%
MONEY MARKET FUNDS — 23.5%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	1,880,926	1,880,926
State Street Institutional Liquid Reserves Fund 0.08% (f)(g)	12,430	12,430

TOTAL SHORT TERM INVESTMENTS —
(Cost $1,893,356)		1,893,356

TOTAL INVESTMENTS — 123.2% (h)
(Cost $7,917,649)		9,945,771
OTHER ASSETS & LIABILITIES — (23.2)%		(1,873,523)

NET ASSETS — 100.0%		$8,072,248

(a)	A portion of the security was on loan at March 31, 2014.
(b)	Non-income producing security
(c)	Affiliated issuer (See accompanying Notes to Schedules of Investments).
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Investments of cash collateral for securities loaned
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments).
(g)	The rate shown is the annualized seven-day yield at period end.
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (See accompanying Notes to Schedules of Investments).
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR Russell 1000 Low Volatility ETF
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 6.0%
General Dynamics Corp.	960	$104,563
L-3 Communications Holdings, Inc.	17	2,009
Northrop Grumman Corp.	912	112,523
Raytheon Co. (a)	2,095	206,965
United Technologies Corp.	1,730	202,133

		628,193

AIR FREIGHT & LOGISTICS — 2.0%
United Parcel Service, Inc. (Class B)	2,134	207,809

AUTOMOBILES — 1.5%
General Motors Co. (a)	4,699	161,740

BANKS — 5.6%
Fifth Third Bancorp (a)	8,927	204,874
KeyCorp	3,653	52,019
SunTrust Banks, Inc.	206	8,197
U.S. Bancorp (a)	4,799	205,685
Wells Fargo & Co. (a)	2,305	114,651

		585,426

BEVERAGES — 3.2%
PepsiCo, Inc.	2,372	198,062
The Coca-Cola Co. (a)	3,568	137,939

		336,001

CAPITAL MARKETS — 1.3%
State Street Corp. (b)	1,960	136,318

CHEMICALS — 1.3%
Praxair, Inc. (a)	732	95,870
Sigma-Aldrich Corp.	401	37,445

		133,315

COMMERCIAL SERVICES & SUPPLIES — 0.6%
Cintas Corp. (a)	1,015	60,504

DIVERSIFIED FINANCIAL SERVICES — 1.4%
Berkshire Hathaway, Inc. (Class B) (a)(c)	1,210	151,214

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.5%
AT&T, Inc. (a)	6,001	210,455
Verizon Communications, Inc. (a)	3,337	158,741

		369,196

ELECTRIC UTILITIES — 8.9%
American Electric Power Co., Inc. (a)	3,273	165,810
Duke Energy Corp. (a)	2,333	166,156
Pepco Holdings, Inc. (a)	8,744	179,077
PPL Corp. (a)	1,010	33,472
Southern Co. (a)	4,311	189,425
Xcel Energy, Inc. (a)	6,832	207,420

		941,360

FOOD & STAPLES RETAILING — 0.4%
Costco Wholesale Corp.	145	16,193
Sysco Corp.	613	22,148

		38,341

FOOD PRODUCTS — 3.6%
General Mills, Inc.	3,785	196,139
Kellogg Co.	2,866	179,727

		375,866

HEALTH CARE EQUIPMENT & SUPPLIES — 6.9%
Abbott Laboratories	4,917	189,354
Becton, Dickinson and Co.	1,472	172,342
C.R. Bard, Inc. (a)	1,438	212,795
Covidien PLC (a)	1,821	134,135
Stryker Corp. (a)	275	22,404

		731,030

HEALTH CARE PROVIDERS & SERVICES — 2.0%
AmerisourceBergen Corp.	3,227	211,659

HOTELS, RESTAURANTS & LEISURE — 2.0%
McDonald’s Corp. (a)	2,172	212,921

HOUSEHOLD PRODUCTS — 4.8%
Colgate-Palmolive Co.	1,021	66,232
Kimberly-Clark Corp.	530	58,433
The Clorox Co. (a)	2,172	191,158
The Procter & Gamble Co.	2,319	186,911

		502,734

INDUSTRIAL CONGLOMERATES — 2.5%
3M Co.	1,556	211,087
General Electric Co. (a)	2,112	54,680

		265,767

INSURANCE — 2.7%
ACE, Ltd.	172	17,038
Arthur J. Gallagher & Co.	1,641	78,079
The Allstate Corp. (a)	435	24,612
Torchmark Corp. (a)	1,394	109,708
Validus Holdings, Ltd.	250	9,428
W.R. Berkley Corp.	232	9,656
XL Group PLC	1,062	33,187

		281,708

INTERNET SOFTWARE & SERVICES — 3.3%
Google, Inc. (Class A) (c)	138	153,802
VeriSign, Inc. (a)(c)	3,518	189,655

		343,457

IT SERVICES — 10.0%
Alliance Data Systems Corp. (c)	719	195,891
Amdocs, Ltd. (a)	4,504	209,256
Automatic Data Processing, Inc.	1,567	121,066
Fiserv, Inc. (c)	3,475	196,998
Mastercard, Inc. (Class A)	1,696	126,691
Paychex, Inc. (a)	4,906	208,996

		1,058,898

MACHINERY — 3.0%
Caterpillar, Inc. (a)	1,359	135,044
Parker Hannifin Corp. (a)	1,525	182,558

		317,602

MEDIA — 2.2%
The Walt Disney Co.	2,548	204,018
Time Warner, Inc.	442	28,876

		232,894

MULTI-UTILITIES — 5.4%
CMS Energy Corp. (a)	2,063	60,405
Consolidated Edison, Inc. (a)	3,426	183,805
Dominion Resources, Inc. (a)	2,913	206,794
SCANA Corp. (a)	380	19,501
Sempra Energy (a)	403	38,994

SPDR Russell 1000 Low Volatility ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Wisconsin Energy Corp. (a)	1,343	$62,517

		572,016

OIL, GAS & CONSUMABLE FUELS — 3.5%
Chevron Corp.	1,433	170,398
Exxon Mobil Corp.	2,052	200,439

		370,837

PHARMACEUTICALS — 2.6%
Johnson & Johnson	2,140	210,212
Mylan, Inc. (a)(c)	389	18,995
Pfizer, Inc.	1,252	40,214

		269,421

REAL ESTATE INVESTMENT TRUSTS — 3.8%
DDR Corp. (a)	11,669	192,305
Host Hotels & Resorts, Inc. (a)	10,114	204,707

		397,012

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.4%
Xilinx, Inc.	770	41,788

THRIFTS & MORTGAGE FINANCE — 1.9%
People’s United Financial, Inc. (a)	13,792	205,087

TOBACCO — 2.7%
Altria Group, Inc.	3,541	132,539
Philip Morris International, Inc.	1,856	151,951

		284,490

WIRELESS TELECOMMUNICATION SERVICES — 0.7%
SBA Communications Corp. (Class A) (a)(c)	834	75,861

TOTAL COMMON STOCKS —
(Cost $9,505,056)		10,500,465

SHORT TERM INVESTMENTS — 24.1%
MONEY MARKET FUNDS — 24.1%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	2,525,282	2,525,282
State Street Institutional Liquid Reserves Fund 0.08% (e)(f)	15,945	15,945

TOTAL SHORT TERM INVESTMENTS —
(Cost $2,541,227)		2,541,227

TOTAL INVESTMENTS — 123.8% (g)
(Cost $12,046,283)		13,041,692
OTHER ASSETS & LIABILITIES — (23.8)%		(2,504,715)

NET ASSETS — 100.0%		$10,536,977

(a)	A portion of the security was on loan at March 31, 2014.
(b)	Affiliated issuer (See accompanying Notes to Schedules of Investments).
(c)	Non-income producing security
(d)	Investments of cash collateral for securities loaned
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments).
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (See accompanying Notes to Schedules of Investments).
PLC = Public Limited Company

SPDR Russell 2000 Low Volatility ETF
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.5%
AEROSPACE & DEFENSE — 5.3%
Curtiss-Wright Corp.	3,250	$206,505
Esterline Technologies Corp. (a)	544	57,958
Moog, Inc. (Class A) (a)	33	2,162
Orbital Sciences Corp. (a)	3,207	89,475
Teledyne Technologies, Inc. (a)	2,290	222,886

		578,986

AIR FREIGHT & LOGISTICS — 0.0% (b)
Forward Air Corp.	53	2,444

AUTO COMPONENTS — 0.4%
Dana Holding Corp. (c)	1,738	40,443

BANKS — 10.7%
1st Source Corp. (c)	23	738
Arrow Financial Corp. (c)	2,276	60,177
BancorpSouth, Inc. (c)	18	449
BBCN Bancorp, Inc. (c)	23	394
Central Pacific Financial Corp. (c)	63	1,273
Chemical Financial Corp.	57	1,850
City Holding Co. (c)	422	18,931
CoBiz Financial, Inc. (c)	30	346
Columbia Banking System, Inc. (c)	4,966	141,630
Community Bank System, Inc. (c)	35	1,366
Community Trust Bancorp, Inc. (c)	2,334	96,814
CVB Financial Corp. (c)	33	525
F.N.B. Corp. (c)	469	6,285
Financial Institutions, Inc.	18	414
First Commonwealth Financial Corp. (c)	20,221	182,798
First Community Bancshares, Inc. (c)	77	1,260
First Financial Bancorp	3,593	64,602
First Financial Holdings, Inc.	11	689
First Merchants Corp. (c)	2,247	48,625
First Midwest Bancorp, Inc.	41	700
FirstMerit Corp.	12	250
Flushing Financial Corp.	36	758
Glacier Bancorp, Inc.	1,337	38,867
Hancock Holding Co.	285	10,445
Home Bancshares, Inc.	18	620
Investors Bancorp, Inc. (c)	84	2,322
Lakeland Financial Corp. (c)	14	563
MB Financial, Inc.	14	433
National Penn Bancshares, Inc.	1,178	12,310
NBT Bancorp, Inc. (c)	163	3,987
OmniAmerican Bancorp, Inc. (c)	2,738	62,399
Pacific Premier Bancorp, Inc. (a)(c)	48	775
PacWest Bancorp (c)	951	40,902
Prosperity Bancshares, Inc. (c)	146	9,658
Renasant Corp.	12	349
Sandy Spring Bancorp, Inc. (c)	23	575
State Bank Financial Corp.	17	301
Sterling Bancorp	2,748	34,790
Sterling Financial Corp.	12	400
Susquehanna Bancshares, Inc.	300	3,417
Trico Bancshares	2,480	64,306
Trustmark Corp. (c)	7,372	186,880
Umpqua Holdings Corp. (c)	104	1,939
Union First Market Bankshares Corp.	18	458
United Bankshares, Inc.	167	5,113
Univest Corp. of Pennsylvania	24	492
ViewPoint Financial Group (c)	2	58
Washington Trust Bancorp, Inc.	11	412
WesBanco, Inc.	15	477
Westamerica Bancorporation (c)	614	33,205
Wintrust Financial Corp. (c)	196	9,537

		1,156,864

BIOTECHNOLOGY — 0.0% (b)
PDL BioPharma, Inc. (c)	80	665

BUILDING PRODUCTS — 0.3%
Griffon Corp. (c)	2,842	33,933

CAPITAL MARKETS — 2.5%
Cohen & Steers, Inc. (c)	2,825	112,576
Evercore Partners, Inc. (Class A)	864	47,736
Safeguard Scientifics, Inc. (a)(c)	352	7,808
WisdomTree Investments, Inc. (a)(c)	7,501	98,413

		266,533

CHEMICALS — 1.9%
H.B. Fuller Co.	192	9,270
Innospec, Inc.	1,852	83,766
Minerals Technologies, Inc.	1,451	93,676
Olin Corp. (c)	165	4,556
Sensient Technologies Corp.	176	9,928

		201,196

COMMERCIAL SERVICES & SUPPLIES — 2.3%
ABM Industries, Inc.	89	2,558
Healthcare Services Group, Inc. (c)	14	407
Knoll, Inc. (c)	3,554	64,647
UniFirst Corp.	403	44,306
United Stationers, Inc. (c)	3,242	133,149

		245,067

COMMUNICATIONS EQUIPMENT — 0.0% (b)
Comtech Telecommunications Corp. (c)	131	4,174

CONSTRUCTION & ENGINEERING — 0.2%
EMCOR Group, Inc.	490	22,927

CONTAINERS & PACKAGING — 0.8%
Graphic Packaging Holding Co. (a)(c)	8,780	89,205

DISTRIBUTORS — 1.9%
Pool Corp.	3,440	210,941

DIVERSIFIED CONSUMER SERVICES — 3.9%
Hillenbrand, Inc. (c)	6,779	219,165
Matthews International Corp. (Class A) (c)	307	12,529
Sotheby’s (c)	4,261	185,566

		417,260

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.0% (b)
Consolidated Communications Holdings, Inc.	165	3,302

ELECTRIC UTILITIES — 9.1%
ALLETE, Inc. (c)	169	8,859
Cleco Corp. (c)	3,832	193,823
El Paso Electric Co.	32	1,143
IDACORP, Inc. (c)	3,533	195,976
MGE Energy, Inc. (c)	17	667
PNM Resources, Inc.	205	5,541
Portland General Electric Co. (c)	6,073	196,401
The Empire District Electric Co.	4,950	120,384
UIL Holdings Corp. (c)	4,604	169,473

SPDR Russell 2000 Low Volatility ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Unitil Corp.	2,693	$88,438

		980,705

ELECTRICAL EQUIPMENT — 1.3%
Acuity Brands, Inc. (c)	1,065	141,187
Brady Corp. (Class A)	61	1,656
Encore Wire Corp. (c)	11	534

		143,377

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.5%
Anixter International, Inc.	150	15,228
Cognex Corp. (a)(c)	398	13,476
Coherent, Inc. (a)	439	28,689

		57,393

ENERGY EQUIPMENT & SERVICES — 0.1%
Gulfmark Offshore, Inc. (Class A) (c)	30	1,348
SEACOR Holdings, Inc. (a)(c)	83	7,173

		8,521

FOOD PRODUCTS — 2.5%
Cal-Maine Foods, Inc.	859	53,928
Darling International, Inc. (a)	141	2,823
Fresh Del Monte Produce, Inc. (c)	182	5,018
Hain Celestial Group, Inc. (a)	173	15,824
Lancaster Colony Corp.	1,825	181,441
Snyders-Lance, Inc. (c)	188	5,300
Tootsie Roll Industries, Inc. (c)	119	3,577

		267,911

GAS UTILITIES — 3.8%
New Jersey Resources Corp. (c)	2,539	126,442
Northwest Natural Gas Co. (c)	3,195	140,612
Piedmont Natural Gas Co., Inc.	107	3,787
South Jersey Industries, Inc.	1,220	68,430
Southwest Gas Corp.	6	321
The Laclede Group, Inc. (c)	1,576	74,308
WGL Holdings, Inc.	36	1,442

		415,342

HEALTH CARE EQUIPMENT & SUPPLIES — 3.8%
CONMED Corp.	4,157	180,621
Greatbatch, Inc. (a)	529	24,292
Haemonetics Corp. (a)(c)	1,430	46,604
Integra LifeSciences Holdings Corp. (a)(c)	554	25,478
STERIS Corp. (c)	425	20,294
West Pharmaceutical Services, Inc.	2,473	108,936

		406,225

HEALTH CARE PROVIDERS & SERVICES — 1.9%
AmSurg Corp. (a)	1,181	55,602
HealthSouth Corp.	481	17,282
Owens & Minor, Inc. (c)	3,763	131,818

		204,702

HEALTH CARE TECHNOLOGY — 0.0% (b)
Computer Programs and Systems, Inc. (c)	10	646

HOTELS, RESTAURANTS & LEISURE — 0.4%
Jack in the Box, Inc. (a)	150	8,841
Texas Roadhouse, Inc.	12	313
The Cheesecake Factory, Inc. (c)	734	34,960

		44,114

INDUSTRIAL CONGLOMERATES — 0.0% (b)
Raven Industries, Inc. (c)	14	458

INSURANCE — 6.5%
American Equity Investment Life Holding Co. (c)	1,794	42,374
Employers Holdings, Inc. (c)	15	304
FBL Financial Group, Inc. (Class A)	162	7,018
Greenlight Capital Re, Ltd. (Class A) (a)(c)	149	4,887
Horace Mann Educators Corp.	83	2,407
Montpelier Re Holdings, Ltd. (c)	425	12,648
OneBeacon Insurance Group, Ltd. (Class A) (c)	3,725	57,589
Platinum Underwriters Holdings, Ltd.	373	22,417
Primerica, Inc. (c)	4,523	213,079
RLI Corp. (c)	4,847	214,431
Safety Insurance Group, Inc.	1,253	67,474
Selective Insurance Group, Inc.	170	3,964
The Navigators Group, Inc. (a)	982	60,285

		708,877

INTERNET & CATALOG RETAIL — 0.0% (b)
HSN, Inc.	36	2,150

INTERNET SOFTWARE & SERVICES — 1.1%
CoStar Group, Inc. (a)(c)	634	118,393

IT SERVICES — 3.2%
CACI International, Inc. (Class A) (a)(c)	1,407	103,837
Convergys Corp.	65	1,424
Syntel, Inc. (a)	2,002	179,980
TeleTech Holdings, Inc. (a)	56	1,372
WEX, Inc. (a)	588	55,889

		342,502

LEISURE PRODUCTS — 1.4%
Arctic Cat, Inc.	3,179	151,924

LIFE SCIENCES TOOLS & SERVICES — 0.0% (b)
PAREXEL International Corp. (a)(c)	29	1,569

MACHINERY — 0.1%
Woodward, Inc.	264	10,964

METALS & MINING — 0.3%
AMCOL International Corp. (c)	565	25,865
Worthington Industries, Inc.	283	10,825

		36,690

MULTI-UTILITIES — 3.3%
Avista Corp. (c)	7,033	215,562
Black Hills Corp. (c)	928	53,499
NorthWestern Corp. (c)	1,933	91,682

		360,743

MULTILINE RETAIL — 0.0% (b)
Fred’s, Inc. (Class A) (c)	32	576

OIL, GAS & CONSUMABLE FUELS — 0.9%
SemGroup Corp.(Class A)	1,434	94,185

PROFESSIONAL SERVICES — 1.0%
Exponent, Inc. (c)	15	1,126

SPDR Russell 2000 Low Volatility ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

The Corporate Executive Board Co.	1,473	$109,341

		110,467

REAL ESTATE INVESTMENT TRUSTS — 14.7%
Acadia Realty Trust (c)	75	1,978
Agree Realty Corp. (c)	167	5,078
American Assets Trust, Inc.	12	405
Apollo Commercial Real Estate Finance, Inc. (c)	2,383	39,629
Ares Commercial Real Estate Corp. (c)	294	3,943
Ashford Hospitality Trust, Inc.	2,854	32,165
Associated Estates Realty Corp.	24	407
Campus Crest Communities, Inc. (c)	63	547
Capstead Mortgage Corp. (c)	1,124	14,230
Chatham Lodging Trust (c)	23	465
Chesapeake Lodging Trust (c)	17	437
Colony Financial, Inc.	2,935	64,423
Cousins Properties, Inc. (c)	56	642
CubeSmart	870	14,929
DCT Industrial Trust, Inc.	452	3,562
DiamondRock Hospitality Co. (c)	2,838	33,346
DuPont Fabros Technology, Inc. (c)	12	289
Dynex Capital, Inc.	996	8,914
EastGroup Properties, Inc. (c)	15	944
Education Realty Trust, Inc.	39	385
EPR Properties	909	48,532
Equity One, Inc. (c)	62	1,385
Excel Trust, Inc. (c)	107	1,357
First Industrial Realty Trust, Inc. (c)	356	6,878
Franklin Street Properties Corp.	29	365
Getty Realty Corp. (c)	18	340
Gladstone Commercial Corp. (c)	104	1,803
Glimcher Realty Trust (c)	2,346	23,530
Government Properties Income Trust (c)	64	1,613
Healthcare Realty Trust, Inc.	1,167	28,183
Highwoods Properties, Inc. (c)	106	4,071
Hudson Pacific Properties, Inc.	50	1,154
Inland Real Estate Corp. (c)	41	433
Investors Real Estate Trust	45	404
Kite Realty Group Trust	41	246
LaSalle Hotel Properties (c)	2,052	64,248
Lexington Realty Trust	35	382
LTC Properties, Inc.	14	527
Medical Properties Trust, Inc.	1,423	18,200
Monmouth Real Estate Investment Corp.(Class A)	36	343
National Health Investors, Inc. (c)	1,275	77,086
Parkway Properties, Inc.	15	274
Pebblebrook Hotel Trust (c)	3,963	133,831
Pennsylvania Real Estate Investment Trust	5,327	96,152
PennyMac Mortgage Investment Trust	468	11,185
Potlatch Corp.	14	542
PS Business Parks, Inc.	614	51,343
Ramco-Gershenson Properties Trust (c)	26	424
Resource Capital Corp. (c)	19,744	109,974
Retail Opportunity Investments Corp. (c)	12,742	190,365
RLJ Lodging Trust	98	2,621
Rouse Properties, Inc. (c)	3,680	63,443
Ryman Hospitality Properties (c)	4,104	174,502
Saul Centers, Inc.	9	426
Select Income REIT	47	1,423
STAG Industrial, Inc.	17	410
Strategic Hotels & Resorts, Inc. (a)(c)	7,652	77,974
Summit Hotel Properties, Inc. (c)	215	1,995
Sunstone Hotel Investors, Inc.	11,843	162,604
Terreno Realty Corp. (c)	27	511
UMH Properties, Inc. (c)	23	225
Urstadt Biddle Properties, Inc. (Class A) (c)	62	1,281
Washington Real Estate Investment Trust (c)	53	1,266
Whitestone REIT (c)	18	260
Winthrop Realty Trust (c)	29	336

		1,591,165

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.0% (b)
Kennedy-Wilson Holdings, Inc. (c)	72	1,621
Tejon Ranch Co. (a)(c)	39	1,319

		2,940

ROAD & RAIL — 0.2%
Heartland Express, Inc. (c)	62	1,407
Knight Transportation, Inc. (c)	52	1,202
Werner Enterprises, Inc.	531	13,546

		16,155

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.8%
Hittite Microwave Corp.	1,687	106,349
Micrel, Inc.	160	1,773
Microsemi Corp. (a)(c)	3,411	85,377

		193,499

SOFTWARE — 1.3%
Blackbaud, Inc.	326	10,204
Mentor Graphics Corp.	80	1,762
Progress Software Corp. (a)(c)	3,969	86,524
PTC, Inc. (a)	1,052	37,272

		135,762

SPECIALTY RETAIL — 0.2%
Pier 1 Imports, Inc. (c)	1,140	21,523

TEXTILES, APPAREL & LUXURY GOODS — 0.0% (b)
Columbia Sportswear Co.	12	992

THRIFTS & MORTGAGE FINANCE — 3.8%
Banc of California, Inc. (c)	20	245
Beneficial Mutual Bancorp, Inc. (a)(c)	15	198
Berkshire Hills Bancorp, Inc.	171	4,425
Brookline Bancorp, Inc.	15,223	143,401
Capitol Federal Financial, Inc.	18,278	229,389
Charter Financial Corp. (c)	622	6,724
Dime Community Bancshares	6	102
Northfield Bancorp, Inc.	786	10,108
Northwest Bancshares, Inc.	432	6,307
Oritani Financial Corp.	506	8,000
Provident Financial Services, Inc.	96	1,763
Rockville Financial, Inc.	76	1,033
TrustCo Bank Corp. NY (c)	200	1,408

		413,103

TOBACCO — 3.6%
Universal Corp. (c)	3,075	171,862

SPDR Russell 2000 Low Volatility ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Vector Group, Ltd. (c)	10,154	$218,717

		390,579

TRADING COMPANIES & DISTRIBUTORS — 2.4%
Aircastle, Ltd.	2,678	51,900
Applied Industrial Technologies, Inc.	2,352	113,461
Kaman Corp. (c)	1,003	40,802
Watsco, Inc. (c)	484	48,356

		254,519

WATER UTILITIES — 0.1%
California Water Service Group	75	1,796
Connecticut Water Service, Inc. (c)	14	478
Middlesex Water Co. (c)	514	11,215

		13,489

TOTAL COMMON STOCKS —
(Cost $9,771,423)		10,776,100

SHORT TERM INVESTMENTS — 24.3%
MONEY MARKET FUNDS — 24.3%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	2,618,644	2,618,644
State Street Institutional Liquid Reserves Fund 0.08% (e)(f)	15,117	15,117

TOTAL SHORT TERM INVESTMENTS —
(Cost $2,633,761)		2,633,761

TOTAL INVESTMENTS — 123.8% (g)
(Cost $12,405,184)		13,409,861
OTHER ASSETS & LIABILITIES — (23.8)%		(2,578,110)

NET ASSETS — 100.0%		$10,831,751

(a)	Non-income producing security
(b)	Amount shown represents less than 0.05% of net assets.
(c)	A portion of the security was on loan at March 31, 2014.
(d)	Investments of cash collateral for securities loaned
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments).
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (See accompanying Notes to Schedules of Investments).
REIT = Real Estate Investment Trust

SPDR Wells Fargo Preferred Stock ETF
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

Security Description	Shares	Value

PREFERRED STOCKS — 99.6%
BANKS — 31.0%
Barclays Bank PLC Series 2, 6.63% (a)	59,738	$1,510,177
Barclays Bank PLC Series 3, 7.10%	109,521	2,811,404
Barclays Bank PLC Series 4, 7.75% (a)	91,599	2,376,078
Barclays Bank PLC Series 5, 8.13% (a)	211,076	5,490,087
BB&T Corp., 5.85% (a)	82,694	1,951,578
BB&T Corp., 5.63% (a)	165,387	3,703,015
BB&T Corp., 5.20% (a)	64,717	1,348,055
BB&T Corp., 5.20% (a)	71,907	1,497,104
HSBC Holdings PLC, 8.13% (a)	111,143	2,885,272
HSBC Holdings PLC, 8.00%	192,071	5,180,155
HSBC Holdings PLC, Series A, 6.20%	73,086	1,860,039
HSBC USA, Inc. Series F, 3.50% (a)	26,071	560,527
HSBC USA, Inc. Series G, 4.00% (a)	18,478	422,592
HSBC USA, Inc. Series H, 6.50%	18,832	473,248
JP Morgan Chase & Co., 6.70%	102,447	2,602,154
JP Morgan Chase & Co. Series O, 5.50% (a)	139,272	3,041,700
JP Morgan Chase & Co. Series P, 5.45% (a)	99,678	2,163,013
Lloyds Banking Group PLC, 7.75% (a)	124,041	3,324,299
PNC Financial Services Group, Inc., 6.13% (a)	215,723	5,761,961
PNC Financial Services Group, Inc., 5.38%	69,031	1,486,928
UBS Preferred Funding Trust IV Series D, 0.86% (a)	43,145	780,924
US Bancorp Series B, 3.50% (a)	128,020	2,798,517
US Bancorp Series F, 6.50% (a)	140,822	3,999,345
US Bancorp Series G, 6.00% (a)	138,902	3,812,860
US Bancorp Series H, 5.15% (a)	64,010	1,392,217
Wells Fargo & Co., 6.63%	58,862	1,598,692
Wells Fargo & Co., 5.85%	121,266	3,019,523
Wells Fargo & Co., 5.25% (a)	43,840	956,150
Wells Fargo & Co., 5.20% (a)	52,586	1,119,030
Wells Fargo & Co., 5.13% (a)	45,592	990,714
Wells Fargo & Co. Series J, 8.00% (a)	151,169	4,405,065

		75,322,423

CAPITAL MARKETS — 6.2%
State Street Corp., 5.90% (b)	107,861	2,792,521
State Street Corp., 5.25% (b)	71,907	1,617,188
The Bank of New York Mellon Corp., 5.20% (a)	83,772	1,853,874
The Charles Schwab Corp., 6.00% (a)	69,750	1,733,288
The Goldman Sachs Group, Inc., 6.50% (a)	82,694	2,197,180
The Goldman Sachs Group, Inc., 6.13% (a)	190,555	4,878,208

		15,072,259

COMMERCIAL SERVICES & SUPPLIES — 0.6%
Pitney Bowes, Inc., 6.70% (a)	61,121	1,551,251

CONSUMER FINANCE — 0.3%
HSBC Finance Corp., 6.36% (a)	29,061	729,431

DIVERSIFIED FINANCIAL SERVICES — 15.7%
Deutsche Bank Capital Funding Trust IX, 6.63% (a)	88,433	2,268,306
Deutsche Bank Capital Funding Trust VIII, 6.38% (a)	46,139	1,173,776
Deutsche Bank Contingent Capital Trust II, 6.55% (a)	61,518	1,610,541
Deutsche Bank Contingent Capital Trust III, 7.60% (a)	151,874	4,120,342
Deutsche Bank Contingent Capital Trust V, 8.05%	106,504	2,925,665
General Electric Capital Corp., 4.88% (a)	118,647	2,791,764
General Electric Capital Corp., 4.88% (a)	90,963	2,124,896
General Electric Capital Corp., 4.70% (a)	107,861	2,369,706
ING Groep NV, 7.38% (a)	126,945	3,240,906
ING Groep NV, 7.20% (a)	93,068	2,410,461
ING Groep NV, 7.05% (a)	67,591	1,745,876
ING Groep NV, 6.38% (a)	88,367	2,207,408
ING Groep NV, 6.20% (a)	42,171	1,047,949
ING Groep NV, 6.13% (a)	59,040	1,455,336
JP Morgan Chase Capital XXIX, 6.70% (a)	166,130	4,259,573
KKR Financial Holdings LLC, 8.38% (a)	37,212	1,030,400
Raymond James Financial, Inc., 6.90%	50,335	1,313,744

		38,096,649

DIVERSIFIED TELECOMMUNICATION SERVICES — 5.5%
Qwest Corp., 7.50% (a)	82,694	2,173,198
Qwest Corp., 7.38% (a)	95,098	2,486,813
Qwest Corp., 7.00% (a)	75,503	1,907,961
Qwest Corp., 7.00% (a)	57,526	1,450,230
Qwest Corp., 6.13% (a)	111,457	2,455,398
Telephone & Data Systems, 7.00%	43,145	1,104,943
Verizon Communications, Inc., 5.90%	71,907	1,794,799

		13,373,342

ELECTRIC UTILITIES — 5.6%
BGE Capital Trust II, 6.20% (a)	35,954	904,243
Duke Energy Corp., 5.13% (a)	71,907	1,668,243
FPL Group Capital Trust I, 5.88% (a)	43,145	1,097,177
NextEra Energy Capital Holdings, Inc., 5.70% (a)	57,526	1,371,995
NextEra Energy Capital Holdings, Inc., 5.63% (a)	50,335	1,160,222
NextEra Energy Capital Holdings, Inc., 5.13% (a)	71,907	1,520,114
NextEra Energy Capital Holdings, Inc., 5.00% (a)	64,717	1,335,112
SCE Trust I, 5.63% (a)	68,312	1,553,415
SCE Trust II, 5.10% (a)	57,526	1,182,735
SCE Trust III, 5.75%	39,549	1,012,454
Tennessee Valley Authority Series A, 3.96% (a)	38,807	927,487

		13,733,197

ININDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.4%
Tennessee Valley Authority Series D, 3.83%	46,549	1,077,609

INSURANCE — 19.1%
Aegon NV, 8.00% (a)	74,341	2,148,455
Aegon NV, 7.25% (a)	148,682	3,841,943
Aegon NV, 6.50% (a)	70,801	1,802,594

SPDR Wells Fargo Preferred Stock ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Aegon NV, 6.38% (a)	141,602	$3,640,587
Aegon NV Series 1, 4.00% (a)	35,400	756,498
Aflac, Inc., 5.50% (a)	71,907	1,679,748
Arch Capital Group, Ltd., 6.75% (a)	46,740	1,174,109
Aspen Insurance Holdings Ltd., 5.95% (a)	39,549	981,211
Aviva PLC, 8.25% (a)	57,526	1,591,169
Axis Capital Holdings Series C, 6.88%	57,526	1,449,655
MetLife, Inc. Series A, 4.00% (a)	86,289	2,001,905
MetLife, Inc. Series B, 6.50% (a)	215,723	5,425,434
PartnerRe, Ltd., 5.88%	35,954	802,493
PartnerRe, Ltd. Series E, 7.25% (a)	53,751	1,424,939
Protective Life Corp., 6.25% (a)	41,347	1,000,597
Prudential Financial, Inc., 5.75% (a)	82,694	1,952,405
Prudential Financial, Inc., 5.70% (a)	102,109	2,384,245
Prudential PLC, 6.75% (a)	35,954	918,265
Prudential PLC, 6.50% (a)	43,145	1,090,706
Reinsurance Group of America, Inc., 6.20% (a)	57,526	1,523,864
Renaissancere Holdings Ltd. Series E, 5.38%	39,549	809,173
The Allstate Corp., 6.75% (a)	55,369	1,401,389
The Allstate Corp., 6.63%	107,502	2,704,750
The Allstate Corp., 5.63% (a)	41,347	963,385
The Allstate Corp., 5.10% (a)	71,907	1,790,484
WR Berkley Corp., 5.63% (a)	50,335	1,084,216

		46,344,219

MACHINERY — 1.1%
Stanley Black & Decker, Inc., 5.75% (a)	107,861	2,585,428

MEDIA — 0.4%
Comcast Corp., 5.00% (a)	41,347	983,232

MULTI-UTILITIES — 2.0%
Dominion Resources, Inc. Series A, 8.38% (a)	98,513	2,512,082
DTE Energy Co., 6.50% (a)	40,268	1,026,834
Integrys Energy Group, Inc., 6.00% (a)	57,526	1,450,230

		4,989,146

REAL ESTATE INVESTMENT TRUSTS — 11.2%
Digital Realty Trust, Inc. Series E, 7.00% (a)	41,347	1,007,626
Digital Realty Trust, Inc. Series G, 5.88% (a)	35,954	732,024
Health Care REIT, Inc. Series J, 6.50%	41,347	1,017,136
Hospitality Properties Trust Series J, 7.13% (a)	41,706	1,057,247
Kimco Realty Corp. Series I, 6.00% (a)	57,526	1,305,840
National Retail Properties, Inc., 5.70% (a)	41,347	865,806
National Retail Properties, Inc. Series D, 6.63%	41,347	1,002,251
PS Business Parks, Inc., 6.00% (a)	50,335	1,132,538
Public Storage, 5.90% (a)	66,155	1,565,227
Public Storage, 5.63% (a)	41,347	931,135
Public Storage, 5.38% (a)	71,188	1,531,966
Public Storage, 5.20% (a)	71,907	1,511,485
Public Storage Series Q, 6.50% (a)	53,931	1,383,870
Public Storage Series R, 6.35% (a)	70,110	1,767,473
Public Storage Series T, 5.75% (a)	66,514	1,536,473
Realty Income Corp. Series F, 6.63% (a)	58,784	1,480,769
Regency Centers Corp. Series 6, 6.63% (a)	35,954	855,705
Senior Housing Properties Trust, 5.63% (a)	50,335	1,099,820
Ventas Realty LP/Ventas Capital Corp., 5.45% (a)	37,212	859,597
Vornado Realty LP, 7.88%	66,155	1,706,799
Vornado Realty Trust, 5.70% (a)	43,145	937,109
Vornado Realty Trust, 5.40% (a)	43,145	904,751
Vornado Realty Trust Series I, 6.63% (a)	38,830	969,973

		27,162,620

WIRELESS TELECOMMUNICATION SERVICES — 0.5%
US Cellular Corp., 6.95% (a)	49,185	1,247,823

TOTAL PREFERRED STOCKS —
(Cost $252,967,046)		242,268,629

SHORT TERM INVESTMENTS — 19.4%
MONEY MARKET FUNDS — 19.4%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	46,449,251	46,449,251
State Street Institutional Liquid Reserves Fund 0.08% (d)(e)	713,636	713,636

TOTAL SHORT TERM INVESTMENTS —
(Cost $47,162,887)		47,162,887

TOTAL INVESTMENTS — 119.0% (f)
(Cost $300,129,933)		289,431,516
OTHER ASSETS & LIABILITIES — (19.0)%		(46,191,136)

NET ASSETS — 100.0%		$243,240,380

(a)	A portion of the security was on loan at March 31, 2014.
(b)	Affiliated issuer (See accompanying Notes to Schedules of Investments).
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (See accompanying Notes to Schedules of Investments).
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR Barclays 1-3 Month T-Bill ETF
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

U.S. TREASURY OBLIGATIONS — 99.9%
Treasury Bills*
0.02%, 5/15/2014	$131,520,000	$131,516,790
0.03%, 6/5/2014	96,322,000	96,318,524
0.03%, 6/12/2014	96,322,000	96,318,149
0.03%, 6/19/2014	96,322,000	96,317,774
0.03%, 5/22/2014	107,422,000	107,418,959
0.04%, 6/26/2014	142,618,000	142,606,760
0.04%, 5/1/2014	150,034,000	150,031,505
0.04%, 5/29/2014	144,472,000	144,467,348
0.05%, 5/8/2014	105,568,000	105,565,068

TOTAL U.S. TREASURY OBLIGATIONS —
(Cost $1,070,549,205)		1,070,560,877

	Shares
SHORT TERM INVESTMENT — 0.1%
MONEY MARKET FUND — 0.1%
State Street Institutional Liquid Reserves Fund 0.08% (a)(b)(c) (Cost $866,344)	866,344	866,344

TOTAL INVESTMENTS — 100.0% (d)
(Cost $1,071,415,549)		1,071,427,221
OTHER ASSETS & LIABILITIES — 0.0% (e)		(382,797)

NET ASSETS — 100.0%		$1,071,044,424

*	Rate shown is the discount rate at time of purchase, not a coupon rate
(a)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments).
(b)	The rate shown is the annualized seven-day yield at period end.
(c)	Value is determined based on Level 1 inputs (See accompanying Notes to Schedules of Investments).
(d)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (See accompanying Notes to Schedules of Investments).
(e)	Amount shown represents less than 0.05% of net assets.

SPDR Barclays TIPS ETF
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

U.S. TREASURY OBLIGATIONS — 99.6%
Treasury Inflation Protected Indexed Bonds
0.75%, 2/15/2042	$14,653,606	$12,799,046
1.38%, 2/15/2044	5,543,656	5,669,276
1.75%, 1/15/2028	10,684,219	11,862,795
2.00%, 1/15/2026	14,426,068	16,452,497
2.13%, 2/15/2040	10,048,550	12,048,814
2.13%, 2/15/2041	15,680,792	18,856,153
2.38%, 1/15/2025	21,267,452	25,079,005
2.38%, 1/15/2027	11,701,103	13,918,812
2.50%, 1/15/2029	9,435,017	11,470,905
3.38%, 4/15/2032 (a)	4,042,636	5,599,698
3.63%, 4/15/2028	14,855,452	20,233,571
3.88%, 4/15/2029	16,978,831	24,006,539
Treasury Inflation Protected Indexed Notes
0.13%, 4/15/2016	24,884,900	25,573,216
0.13%, 4/15/2017	28,005,036	28,814,662
0.13%, 4/15/2018	30,966,088	31,696,578
0.13%, 1/15/2022	26,113,214	25,603,223
0.13%, 7/15/2022	25,524,348	25,017,945
0.13%, 1/15/2023	25,429,234	24,618,804
0.38%, 7/15/2023	25,222,193	24,954,333
0.50%, 4/15/2015	13,677,461	13,961,678
0.63%, 7/15/2021	22,766,721	23,456,780
0.63%, 1/15/2024	17,180,902	17,253,405
0.63%, 2/15/2043	14,321,526	12,014,472
1.13%, 1/15/2021	24,004,345	25,504,617
1.25%, 7/15/2020	21,256,123	22,930,042
1.38%, 7/15/2018 (a)	9,941,611	10,792,911
1.38%, 1/15/2020	12,561,449	13,587,971
1.63%, 1/15/2018 (a)	11,215,639	12,181,193
1.88%, 7/15/2015 (a)	12,512,674	13,124,669
1.88%, 7/15/2019 (a)	10,185,013	11,343,558
2.00%, 1/15/2016 (a)	12,262,514	13,019,357
2.13%, 1/15/2019 (a)	9,840,263	10,996,493
2.38%, 1/15/2017	12,246,203	13,419,144
2.50%, 7/15/2016	14,177,927	15,476,058
2.63%, 7/15/2017 (a)	9,670,101	10,836,509

TOTAL U.S. TREASURY OBLIGATIONS —
(Cost $606,742,285)		604,174,729

	Shares
SHORT TERM INVESTMENTS — 7.4%
MONEY MARKET FUNDS — 7.4%
State Street Navigator Securities Lending Prime Portfolio (b)(c)	44,212,293	44,212,293
State Street Institutional Liquid Reserves Fund 0.08% (c)(d)	417,600	417,600

TOTAL SHORT TERM INVESTMENTS — (e)
(Cost $44,629,893)		44,629,893

TOTAL INVESTMENTS — 107.0% (f)
(Cost $651,372,178)		648,804,622
OTHER ASSETS & LIABILITIES — (7.0)%		(42,568,029)

NET ASSETS — 100.0%		$606,236,593

(a)	A portion of the security was on loan at March 31, 2014.
(b)	Investments of cash collateral for securities loaned
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments).
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs (See accompanying Notes to Schedules of Investments).
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (See accompanying Notes to Schedules of Investments).

SPDR Barclays 0-5 Year TIPS ETF
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

U.S. TREASURY OBLIGATIONS — 99.5%
Treasury Inflation Protected Indexed Notes
0.13%, 4/15/2016	$646,366	$664,244
0.13%, 4/15/2017	727,007	748,025
0.13%, 4/15/2018	804,385	823,361
0.50%, 4/15/2015	364,792	372,372
1.38%, 7/15/2018	258,141	280,245
1.63%, 1/15/2015	369,922	379,632
1.63%, 1/15/2018	291,395	316,481
1.88%, 7/15/2015	324,663	340,543
2.00%, 7/15/2014	357,353	363,271
2.00%, 1/15/2016	318,172	337,810
2.13%, 1/15/2019	256,003	286,084
2.38%, 1/15/2017	317,784	348,221
2.50%, 7/15/2016	368,290	402,011
2.63%, 7/15/2017	251,657	282,012

TOTAL U.S. TREASURY OBLIGATIONS —
(Cost $5,980,776)		5,944,312

	Shares
SHORT TERM INVESTMENT — 0.8%
MONEY MARKET FUND — 0.8%
State Street Institutional Liquid Reserves Fund 0.08% (a)(b)(c) (Cost $47,234)	47,234	47,234

TOTAL INVESTMENTS — 100.3% (d)
(Cost $6,028,010)		5,991,546
OTHER ASSETS & LIABILITIES — (0.3)%		(16,957)

NET ASSETS — 100.0%		$5,974,589

(a)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments).
(b)	The rate shown is the annualized seven-day yield at period end.
(c)	Value is determined based on Level 1 inputs (See accompanying Notes to Schedules of Investments).
(d)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (See accompanying Notes to Schedules of Investments).

SPDR Barclays 1-10 Year TIPS ETF
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

U.S. TREASURY OBLIGATIONS — 99.7%
Treasury Inflation Protected Indexed Notes
0.13%, 4/15/2016 (a)	$582,784	$598,904
0.13%, 4/15/2017 (a)	654,920	673,853
0.13%, 4/15/2018	724,447	741,536
0.13%, 1/15/2022	610,720	598,793
0.13%, 7/15/2022	597,019	585,174
0.13%, 1/15/2023 (a)	594,794	575,838
0.38%, 7/15/2023 (a)	589,951	583,686
0.50%, 4/15/2015	329,174	336,014
0.63%, 7/15/2021	532,355	548,490
0.63%, 1/15/2024	401,980	403,677
1.13%, 1/15/2021	561,323	596,405
1.25%, 7/15/2020	497,621	536,808
1.38%, 7/15/2018	233,193	253,161
1.38%, 1/15/2020 (a)	294,189	318,230
1.63%, 1/15/2018 (a)	262,360	284,947
1.88%, 7/15/2015 (a)	293,398	307,748
1.88%, 7/15/2019 (a)	238,797	265,960
2.00%, 1/15/2016	280,459	297,769
2.13%, 1/15/2019 (a)	229,856	256,864
2.38%, 1/15/2017	286,467	313,905
2.50%, 7/15/2016	332,386	362,819
2.63%, 7/15/2017	225,700	252,923

TOTAL U.S. TREASURY OBLIGATIONS —
(Cost $9,900,818)		9,693,504

	Shares
SHORT TERM INVESTMENTS — 15.6%
MONEY MARKET FUNDS — 15.6%
State Street Navigator Securities Lending Prime Portfolio (b)(c)	1,504,113	1,504,113
State Street Institutional Liquid Reserves Fund 0.08% (c)(d)	8,633	8,633

TOTAL SHORT TERM INVESTMENTS — (e)
(Cost $1,512,746)		1,512,746

TOTAL INVESTMENTS — 115.3% (f)
(Cost $11,413,564)		11,206,250
OTHER ASSETS & LIABILITIES — (15.3)%		(1,487,685)

NET ASSETS — 100.0%		$9,718,565

(a)	A portion of the security was on loan at March 31, 2014.
(b)	Investments of cash collateral for securities loaned
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments).
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs (See accompanying Notes to Schedules of Investments).
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (See accompanying Notes to Schedules of Investments).

SPDR Barclays Short Term Treasury ETF
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

U.S. TREASURY OBLIGATIONS — 99.6%
Treasury Bonds
7.25%, 5/15/2016	$66,000	$75,392
7.50%, 11/15/2016 (a)	70,000	82,315
8.75%, 5/15/2017	35,000	43,380
8.88%, 8/15/2017	20,000	25,167
8.88%, 2/15/2019	30,000	40,206
9.00%, 11/15/2018	25,000	33,318
9.13%, 5/15/2018	15,000	19,675
9.25%, 2/15/2016	21,000	24,478
9.88%, 11/15/2015	21,000	24,261
10.63%, 8/15/2015	14,000	16,001
Treasury Notes
0.13%, 4/30/2015 (a)	190,000	189,962
0.25%, 5/15/2015 (a)	200,000	200,218
0.25%, 5/31/2015	125,000	125,131
0.25%, 7/15/2015	175,000	175,150
0.25%, 7/31/2015	182,000	182,157
0.25%, 8/15/2015	155,000	155,127
0.25%, 9/15/2015 (a)	175,000	175,061
0.25%, 9/30/2015 (a)	100,000	100,035
0.25%, 10/15/2015	140,000	139,994
0.25%, 10/31/2015	175,000	174,963
0.25%, 11/30/2015	175,000	174,878
0.25%, 12/15/2015	175,000	174,816
0.25%, 12/31/2015 (a)	125,000	124,831
0.25%, 2/29/2016 (a)	100,000	99,734
0.25%, 4/15/2016	175,000	174,279
0.25%, 5/15/2016	175,000	174,108
0.38%, 4/15/2015	150,000	150,344
0.38%, 6/15/2015 (a)	161,000	161,415
0.38%, 6/30/2015	175,000	175,458
0.38%, 8/31/2015	175,000	175,423
0.38%, 11/15/2015	115,000	115,175
0.38%, 1/15/2016	125,000	125,064
0.38%, 1/31/2016 (a)	175,000	175,054
0.38%, 2/15/2016	140,000	139,997
0.38%, 3/15/2016	155,000	154,896
0.38%, 3/31/2016	150,000	149,836
0.50%, 6/15/2016	155,000	154,893
0.50%, 7/31/2017	175,000	171,651
0.63%, 7/15/2016	175,000	175,226
0.63%, 8/15/2016 (a)	101,000	101,038
0.63%, 10/15/2016	150,000	149,748
0.63%, 11/15/2016 (a)	160,000	159,562
0.63%, 12/15/2016 (a)	100,000	99,616
0.63%, 2/15/2017 (a)	100,000	99,363
0.63%, 5/31/2017	125,000	123,555
0.63%, 8/31/2017	175,000	172,044
0.63%, 9/30/2017	140,000	137,399
0.63%, 11/30/2017	175,000	171,099
0.63%, 4/30/2018	175,000	169,515
0.75%, 1/15/2017 (a)	150,000	149,777
0.75%, 3/15/2017	125,000	124,531
0.75%, 6/30/2017	175,000	173,374
0.75%, 10/31/2017 (a)	100,000	98,386
0.75%, 12/31/2017	110,000	107,859
0.75%, 2/28/2018	100,000	97,706
0.75%, 3/31/2018	100,000	97,529
0.88%, 9/15/2016	151,000	151,850
0.88%, 11/30/2016	182,000	182,628
0.88%, 12/31/2016	189,000	189,450
0.88%, 1/31/2017	125,000	125,160
0.88%, 2/28/2017	146,000	146,022
0.88%, 4/30/2017	125,000	124,726
0.88%, 1/31/2018	140,000	137,719
1.00%, 8/31/2016	168,000	169,495
1.00%, 9/30/2016	118,000	118,978
1.00%, 10/31/2016	153,000	154,144
1.00%, 3/31/2017	135,000	135,348
1.00%, 5/31/2018	105,000	103,084
1.25%, 8/31/2015	150,000	152,235
1.25%, 9/30/2015	210,000	213,196
1.25%, 10/31/2015	125,000	126,941
1.25%, 10/31/2018	100,000	98,400
1.25%, 11/30/2018	175,000	171,945
1.25%, 1/31/2019 (a)	125,000	122,471
1.38%, 11/30/2015 (a)	125,000	127,231
1.38%, 6/30/2018	175,000	174,181
1.38%, 7/31/2018	175,000	173,945
1.38%, 9/30/2018	225,000	222,993
1.38%, 11/30/2018 (a)	75,000	74,162
1.38%, 12/31/2018	100,000	98,723
1.38%, 2/28/2019	150,000	147,588
1.50%, 6/30/2016	182,000	185,833
1.50%, 7/31/2016	168,000	171,562
1.50%, 8/31/2018	200,000	199,638
1.50%, 12/31/2018	125,000	124,058
1.50%, 1/31/2019 (a)	125,000	123,899
1.50%, 2/28/2019 (a)	115,000	113,850
1.50%, 3/31/2019	75,000	74,140
1.63%, 3/31/2019	150,000	149,238
1.75%, 7/31/2015	139,000	141,894
1.75%, 5/31/2016	74,000	75,969
1.75%, 10/31/2018 (a)	50,000	50,332
1.88%, 6/30/2015	136,000	138,879
1.88%, 8/31/2017	75,000	76,904
1.88%, 9/30/2017	90,000	92,200
1.88%, 10/31/2017	105,000	107,503
2.00%, 1/31/2016	168,000	173,030
2.00%, 4/30/2016	79,000	81,493
2.13%, 5/31/2015	164,000	167,734
2.13%, 12/31/2015	143,000	147,457
2.13%, 2/29/2016	105,000	108,473
2.25%, 3/31/2016 (a)	55,000	56,987
2.25%, 11/30/2017	105,000	108,799
2.25%, 7/31/2018	35,000	36,106
2.38%, 3/31/2016	105,000	109,080
2.38%, 7/31/2017	105,000	109,452
2.38%, 5/31/2018	70,000	72,692
2.38%, 6/30/2018	70,000	72,637
2.50%, 4/30/2015	210,000	215,292
2.50%, 6/30/2017	65,000	68,043
2.63%, 2/29/2016	84,000	87,581
2.63%, 4/30/2016	91,000	95,070
2.63%, 1/31/2018	20,000	20,996
2.63%, 4/30/2018	50,000	52,450
2.75%, 11/30/2016	147,000	154,762
2.75%, 5/31/2017 (a)	70,000	73,840
2.75%, 12/31/2017 (a)	84,000	88,589
2.75%, 2/28/2018	70,000	73,808
2.75%, 2/15/2019	150,000	157,514

SPDR Barclays Short Term Treasury ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

2.88%, 3/31/2018 (a)	$70,000	$74,138
3.00%, 8/31/2016	54,000	57,081
3.00%, 9/30/2016	126,000	133,338
3.00%, 2/28/2017	105,000	111,452
3.13%, 10/31/2016	100,000	106,211
3.13%, 1/31/2017	111,000	118,173
3.13%, 4/30/2017	60,000	63,961
3.25%, 5/31/2016	77,000	81,599
3.25%, 6/30/2016	112,000	118,784
3.25%, 7/31/2016	79,000	83,911
3.25%, 12/31/2016	126,000	134,426
3.25%, 3/31/2017 (a)	90,000	96,283
3.50%, 2/15/2018	140,000	151,556
3.75%, 11/15/2018 (a)	150,000	164,474
3.88%, 5/15/2018	70,000	76,980
4.00%, 8/15/2018 (a)	75,000	83,017
4.13%, 5/15/2015	122,000	127,405
4.25%, 8/15/2015	168,000	177,312
4.25%, 11/15/2017 (a)	105,000	116,352
4.50%, 11/15/2015 (a)	140,000	149,538
4.50%, 2/15/2016	133,000	143,276
4.50%, 5/15/2017	91,000	100,871
4.63%, 11/15/2016	126,000	138,804
4.63%, 2/15/2017	91,000	100,775
4.75%, 8/15/2017 (a)	70,000	78,505
4.88%, 8/15/2016	37,000	40,727
5.13%, 5/15/2016	98,000	107,592

TOTAL U.S. TREASURY OBLIGATIONS —
(Cost $17,952,252)		17,918,110

	Shares
SHORT TERM INVESTMENTS — 12.2%
MONEY MARKET FUNDS — 12.2%
State Street Navigator Securities Lending Prime Portfolio (b)(c)	1,641,431	1,641,431
State Street Institutional Liquid Reserves Fund 0.08% (c)(d)	553,597	553,597

TOTAL SHORT TERM INVESTMENTS — (e)
(Cost $2,195,028)		2,195,028

TOTAL INVESTMENTS — 111.8% (f)
(Cost $20,147,280)		20,113,138
OTHER ASSETS & LIABILITIES — (11.8)%		(2,123,280)

NET ASSETS — 100.0%		$17,989,858

(a)	A portion of the security was on loan at March 31, 2014.
(b)	Investments of cash collateral for securities loaned
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments).
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs (See accompanying Notes to Schedules of Investments).
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (See accompanying Notes to Schedules of Investments).

SPDR Barclays Intermediate Term Treasury ETF
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

U.S. TREASURY OBLIGATIONS — 99.2%
Treasury Bonds
6.25%, 8/15/2023 (a)	$211,000	$275,355
7.13%, 2/15/2023	187,000	255,324
7.25%, 5/15/2016	363,000	414,659
7.25%, 8/15/2022	178,000	242,826
7.50%, 11/15/2016 (a)	235,000	276,344
7.63%, 11/15/2022	158,000	221,195
7.88%, 2/15/2021 (a)	122,000	166,282
8.00%, 11/15/2021	298,000	415,570
8.13%, 8/15/2019	275,000	364,334
8.13%, 5/15/2021	56,000	77,709
8.13%, 8/15/2021 (a)	56,000	78,183
8.50%, 2/15/2020	122,000	166,541
8.75%, 5/15/2017	188,000	233,013
8.75%, 5/15/2020 (a)	100,000	138,965
8.75%, 8/15/2020	187,000	261,663
8.88%, 8/15/2017 (a)	122,000	153,516
8.88%, 2/15/2019 (a)	188,000	251,956
9.00%, 11/15/2018	144,000	191,909
9.13%, 5/15/2018	199,000	261,026
9.25%, 2/15/2016	145,000	169,013
9.88%, 11/15/2015	167,000	192,935
10.63%, 8/15/2015	103,000	117,719
Treasury Notes
0.13%, 4/30/2015 (a)	1,022,000	1,021,796
0.25%, 5/15/2015 (a)	1,013,000	1,014,104
0.25%, 5/31/2015	1,022,000	1,023,073
0.25%, 7/15/2015	843,000	843,725
0.25%, 7/31/2015	1,030,000	1,030,886
0.25%, 8/15/2015	1,534,000	1,535,258
0.25%, 9/15/2015 (a)	784,000	784,274
0.25%, 9/30/2015 (a)	848,000	848,297
0.25%, 10/15/2015	784,000	783,969
0.25%, 10/31/2015	676,000	675,858
0.25%, 11/30/2015	1,348,000	1,347,056
0.25%, 12/15/2015	784,000	783,177
0.25%, 12/31/2015 (a)	1,000,000	998,650
0.25%, 2/29/2016 (a)	1,250,000	1,246,675
0.25%, 4/15/2016	784,000	780,770
0.25%, 5/15/2016	942,000	937,196
0.38%, 4/15/2015 (a)	1,062,000	1,064,432
0.38%, 6/15/2015 (a)	826,000	828,131
0.38%, 6/30/2015	1,760,000	1,764,611
0.38%, 8/31/2015	760,000	761,839
0.38%, 11/15/2015	784,000	785,192
0.38%, 1/15/2016 (a)	760,000	760,388
0.38%, 1/31/2016 (a)	1,037,000	1,037,321
0.38%, 2/15/2016 (a)	760,000	759,985
0.38%, 3/15/2016	784,000	783,475
0.38%, 3/31/2016	1,000,000	998,870
0.50%, 6/15/2016	2,119,000	2,117,538
0.50%, 7/31/2017	1,590,000	1,559,567
0.63%, 7/15/2016	690,000	690,890
0.63%, 8/15/2016 (a)	760,000	760,289
0.63%, 10/15/2016	1,508,000	1,505,467
0.63%, 11/15/2016 (a)	634,000	632,263
0.63%, 12/15/2016 (a)	1,000,000	996,160
0.63%, 2/15/2017 (a)	1,250,000	1,242,037
0.63%, 5/31/2017	1,670,000	1,650,695
0.63%, 8/31/2017	1,534,000	1,508,091
0.63%, 9/30/2017	690,000	677,180
0.63%, 11/30/2017	1,550,000	1,515,451
0.63%, 4/30/2018	746,000	722,620
0.75%, 1/15/2017 (a)	1,037,000	1,035,455
0.75%, 3/15/2017	750,000	747,157
0.75%, 6/30/2017	837,000	829,224
0.75%, 10/31/2017 (a)	1,588,000	1,562,370
0.75%, 12/31/2017	670,000	656,962
0.75%, 2/28/2018	760,000	742,566
0.75%, 3/31/2018	784,000	764,627
0.88%, 9/15/2016	848,000	852,774
0.88%, 11/30/2016	919,000	922,171
0.88%, 12/31/2016	1,699,000	1,703,044
0.88%, 1/31/2017	820,000	821,050
0.88%, 2/28/2017	1,650,000	1,650,247
0.88%, 4/30/2017	1,670,000	1,666,343
0.88%, 1/31/2018	647,000	636,460
0.88%, 7/31/2019	356,000	338,086
1.00%, 8/31/2016	919,000	927,179
1.00%, 9/30/2016	1,877,000	1,892,560
1.00%, 10/31/2016	1,627,000	1,639,170
1.00%, 3/31/2017	847,000	849,185
1.00%, 5/31/2018	1,638,000	1,608,107
1.00%, 6/30/2019	407,000	389,930
1.00%, 8/31/2019	534,000	509,543
1.00%, 9/30/2019	550,000	523,803
1.00%, 11/30/2019	550,000	521,235
1.13%, 5/31/2019	430,000	415,578
1.13%, 12/31/2019	708,000	674,568
1.13%, 3/31/2020 (a)	639,000	605,088
1.13%, 4/30/2020	708,000	668,954
1.25%, 8/31/2015 (a)	891,000	904,276
1.25%, 9/30/2015	882,000	895,424
1.25%, 10/31/2015	898,000	911,946
1.25%, 10/31/2018	718,000	706,512
1.25%, 11/30/2018	1,676,000	1,646,737
1.25%, 1/31/2019	502,000	491,844
1.25%, 4/30/2019 (a)	335,000	326,521
1.25%, 10/31/2019	321,000	309,569
1.25%, 2/29/2020	617,000	589,574
1.38%, 11/30/2015 (a)	928,000	944,565
1.38%, 6/30/2018	690,000	686,771
1.38%, 7/31/2018	690,000	685,839
1.38%, 9/30/2018	1,873,000	1,856,293
1.38%, 11/30/2018	343,000	339,169
1.38%, 12/31/2018	431,000	425,496
1.38%, 2/28/2019	1,320,000	1,298,774
1.38%, 1/31/2020 (a)	568,000	548,006
1.38%, 5/31/2020	588,000	563,263
1.50%, 6/30/2016	903,000	922,017
1.50%, 7/31/2016	919,000	938,483
1.50%, 8/31/2018	2,146,000	2,142,116
1.50%, 12/31/2018	1,250,000	1,240,575
1.50%, 1/31/2019 (a)	778,000	771,146
1.50%, 2/28/2019 (a)	1,250,000	1,237,500
1.50%, 3/31/2019	320,000	316,330
1.63%, 3/31/2019	750,000	746,145
1.63%, 8/15/2022	716,000	665,744
1.63%, 11/15/2022	1,366,000	1,264,042
1.75%, 7/31/2015	1,769,000	1,805,831
1.75%, 5/31/2016	689,000	707,334

SPDR Barclays Intermediate Term Treasury ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

1.75%, 10/31/2018 (a)	$387,000	$389,570
1.75%, 10/31/2020	1,508,000	1,464,208
1.75%, 5/15/2022 (a)	1,021,000	963,395
1.75%, 5/15/2023	2,404,000	2,226,729
1.88%, 6/30/2015	764,000	780,174
1.88%, 8/31/2017	815,000	835,685
1.88%, 9/30/2017	680,000	696,619
1.88%, 10/31/2017	683,000	699,283
1.88%, 6/30/2020	480,000	472,824
2.00%, 1/31/2016	807,000	831,162
2.00%, 4/30/2016	614,000	633,378
2.00%, 7/31/2020 (a)	550,000	545,644
2.00%, 9/30/2020	598,000	590,920
2.00%, 11/30/2020	1,424,000	1,402,469
2.00%, 2/28/2021	1,000,000	981,020
2.00%, 11/15/2021 (a)	1,055,000	1,023,561
2.00%, 2/15/2022	870,000	841,003
2.00%, 2/15/2023	1,550,000	1,473,848
2.13%, 5/31/2015	1,975,000	2,019,971
2.13%, 12/31/2015	870,000	897,118
2.13%, 2/29/2016	431,000	445,257
2.13%, 8/31/2020	634,000	632,193
2.13%, 1/31/2021	519,000	513,852
2.13%, 8/15/2021	1,036,000	1,017,891
2.25%, 3/31/2016 (a)	612,000	634,111
2.25%, 11/30/2017	521,000	539,850
2.25%, 7/31/2018	279,000	287,819
2.25%, 3/31/2021	1,000,000	996,290
2.38%, 3/31/2016	394,000	409,311
2.38%, 7/31/2017	695,000	724,468
2.38%, 5/31/2018	408,000	423,688
2.38%, 6/30/2018	407,000	422,332
2.38%, 12/31/2020 (a)	1,000,000	1,007,810
2.50%, 4/30/2015	1,014,000	1,039,553
2.50%, 6/30/2017 (a)	497,000	520,270
2.50%, 8/15/2023 (a)	1,642,000	1,618,142
2.63%, 2/29/2016 (a)	307,000	320,087
2.63%, 4/30/2016	311,000	324,911
2.63%, 1/31/2018 (a)	360,000	377,924
2.63%, 4/30/2018	489,000	512,961
2.63%, 8/15/2020	916,000	942,051
2.63%, 11/15/2020	2,485,000	2,549,213
2.75%, 11/30/2016	797,000	839,081
2.75%, 5/31/2017 (a)	555,000	585,442
2.75%, 12/31/2017 (a)	516,000	544,189
2.75%, 2/28/2018	446,000	470,262
2.75%, 2/15/2019	735,000	771,816
2.75%, 11/15/2023	1,933,000	1,941,466
2.75%, 2/15/2024 (a)	1,150,000	1,152,426
2.88%, 3/31/2018	442,000	468,131
3.00%, 8/31/2016	665,000	702,945
3.00%, 9/30/2016	482,000	510,072
3.00%, 2/28/2017	415,000	440,502
3.13%, 10/31/2016	1,496,000	1,588,917
3.13%, 1/31/2017	796,000	847,438
3.13%, 4/30/2017	554,000	590,569
3.13%, 5/15/2019	737,000	786,254
3.13%, 5/15/2021	872,000	918,591
3.25%, 5/31/2016	284,000	300,963
3.25%, 6/30/2016	584,000	619,373
3.25%, 7/31/2016	535,000	568,256
3.25%, 12/31/2016	558,000	595,313
3.25%, 3/31/2017 (a)	485,000	518,858
3.38%, 11/15/2019	936,000	1,009,598
3.50%, 2/15/2018	625,000	676,587
3.50%, 5/15/2020	927,000	1,004,340
3.63%, 8/15/2019	714,000	779,674
3.63%, 2/15/2020 (a)	1,069,000	1,166,664
3.63%, 2/15/2021	1,100,000	1,196,690
3.75%, 11/15/2018	745,000	816,885
3.88%, 5/15/2018	365,000	401,394
4.00%, 8/15/2018 (a)	275,000	304,395
4.13%, 5/15/2015	1,562,000	1,631,196
4.25%, 8/15/2015	803,000	847,510
4.25%, 11/15/2017	388,000	429,947
4.50%, 11/15/2015	607,000	648,355
4.50%, 2/15/2016	532,000	573,102
4.50%, 5/15/2017	392,000	434,520
4.63%, 11/15/2016	607,000	668,683
4.63%, 2/15/2017 (a)	328,000	363,234
4.75%, 8/15/2017 (a)	369,000	413,833
4.88%, 8/15/2016	475,000	522,847
5.13%, 5/15/2016	355,000	389,747

TOTAL U.S. TREASURY OBLIGATIONS —
(Cost $165,408,882)		164,813,201

	Shares
SHORT TERM INVESTMENTS — 13.5%
MONEY MARKET FUNDS — 13.5%
State Street Navigator Securities Lending Prime Portfolio (b)(c)	17,728,735	17,728,735
State Street Institutional Liquid Reserves Fund 0.08% (c)(d)	4,736,368	4,736,368

TOTAL SHORT TERM INVESTMENTS — (e)
(Cost $22,465,103)		22,465,103

TOTAL INVESTMENTS — 112.7% (f)
(Cost $187,873,985)		187,278,304
OTHER ASSETS & LIABILITIES — (12.7)%		(21,100,327)

NET ASSETS — 100.0%		$166,177,977

(a)	A portion of the security was on loan at March 31, 2014.
(b)	Investments of cash collateral for securities loaned
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments).
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs (See accompanying Notes to Schedules of Investments).
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (See accompanying Notes to Schedule of Investments).

SPDR Barclays Long Term Treasury ETF
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

U.S. TREASURY OBLIGATIONS — 99.1%
Treasury Bonds
2.75%, 8/15/2042	$2,474,000	$2,112,351
2.75%, 11/15/2042	2,961,000	2,522,565
2.88%, 5/15/2043	3,530,000	3,080,737
3.00%, 5/15/2042	1,533,000	1,382,076
3.13%, 11/15/2041 (a)	1,585,000	1,469,089
3.13%, 2/15/2042	2,014,000	1,864,058
3.13%, 2/15/2043	2,860,000	2,632,086
3.50%, 2/15/2039	1,025,000	1,028,342
3.63%, 8/15/2043	3,393,000	3,434,123
3.63%, 2/15/2044	2,234,000	2,259,646
3.75%, 8/15/2041	1,587,000	1,653,464
3.75%, 11/15/2043	3,443,000	3,564,779
3.88%, 8/15/2040	1,543,000	1,644,545
4.25%, 5/15/2039	999,000	1,130,878
4.25%, 11/15/2040	1,671,000	1,892,792
4.38%, 2/15/2038	583,000	671,972
4.38%, 11/15/2039	1,319,000	1,522,429
4.38%, 5/15/2040 (a)	1,621,000	1,872,061
4.38%, 5/15/2041 (a)	1,215,000	1,404,504
4.50%, 2/15/2036	1,264,000	1,483,519
4.50%, 5/15/2038	655,000	769,094
4.50%, 8/15/2039	1,206,000	1,418,340
4.63%, 2/15/2040 (a)	1,887,000	2,262,192
4.75%, 2/15/2037	379,000	460,557
4.75%, 2/15/2041	1,566,000	1,916,032
5.00%, 5/15/2037	531,000	666,894
5.25%, 11/15/2028 (a)	711,000	889,475
5.25%, 2/15/2029	578,000	723,176
5.38%, 2/15/2031	1,140,000	1,458,573
5.50%, 8/15/2028 (a)	540,000	690,811
6.00%, 2/15/2026	679,000	892,980
6.13%, 11/15/2027	878,000	1,182,543
6.13%, 8/15/2029 (a)	389,000	530,475
6.25%, 5/15/2030 (a)	697,000	967,527
6.38%, 8/15/2027	327,000	448,817
6.50%, 11/15/2026	423,000	582,729
6.63%, 2/15/2027 (a)	335,000	466,950
6.75%, 8/15/2026 (a)	332,000	465,102
6.88%, 8/15/2025 (a)	352,000	491,656
7.50%, 11/15/2024 (a)	340,000	490,209
7.63%, 2/15/2025 (a)	351,000	512,446

TOTAL U.S. TREASURY OBLIGATIONS —
(Cost $60,722,457)		56,912,594

	Shares
SHORT TERM INVESTMENTS — 8.5%
MONEY MARKET FUNDS — 8.5%
State Street Navigator Securities Lending Prime Portfolio (b)(c)	4,872,489	4,872,489
State Street Institutional Liquid Reserves Fund 0.08% (c)(d)	35,718	35,718

TOTAL SHORT TERM INVESTMENTS — (e)
(Cost $4,908,207)		4,908,207

TOTAL INVESTMENTS — 107.6% (f)
(Cost $65,630,664)		61,820,801
OTHER ASSETS & LIABILITIES — (7.6)%		(4,368,357)

NET ASSETS — 100.0%		$57,452,444

(a)	A portion of the security was on loan at March 31, 2014.
(b)	Investments of cash collateral for securities loaned
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments).
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs (See accompanying Notes to Schedules of Investments).
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (See accompanying Notes to Schedule of Investments).

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 98.2%
AEROSPACE & DEFENSE — 0.5%
Exelis, Inc. 4.25%, 10/1/2016	$2,260,000	$2,367,053
General Dynamics Corp. 2.25%, 7/15/2016	1,500,000	1,553,052
L-3 Communications Corp. 3.95%, 11/15/2016 (a)	1,231,000	1,313,511
Lockheed Martin Corp.:
2.13%, 9/15/2016	3,584,000	3,686,875
7.65%, 5/1/2016	250,000	282,911
Precision Castparts Corp. 0.70%, 12/20/2015	2,100,000	2,105,751
United Technologies Corp. 4.88%, 5/1/2015	4,150,000	4,346,739

		15,655,892

AIRLINES — 0.2%
Southwest Airlines Co.:
5.25%, 10/1/2014 (a)	1,620,000	1,655,664
5.75%, 12/15/2016	2,500,000	2,784,873
UAL 2009-1 Pass Through Trust 10.40%, 5/1/2018 (b)	1,142,483	1,291,006

		5,731,543

AUTO COMPONENTS — 0.1%
Johnson Controls, Inc. 5.50%, 1/15/2016	2,473,000	2,675,220

BANKS — 17.6%
Abbey National Treasury Services PLC:
1.38%, 3/13/2017	6,000,000	6,000,810
4.00%, 4/27/2016	6,186,000	6,560,416
American Express Bank FSB 6.00%, 9/13/2017	600,000	687,604
American Express Centurion Bank 0.88%, 11/13/2015	3,100,000	3,109,216
Associated Banc-Corp. 5.13%, 3/28/2016	1,400,000	1,490,718
Australia & New Zealand Banking Group, Ltd.:
0.90%, 2/12/2016 (a)	4,795,000	4,809,195
1.25%, 1/10/2017	3,900,000	3,902,077
Bancolombia SA 4.25%, 1/12/2016 (a)	2,500,000	2,606,500
Bank of Montreal:
0.80%, 11/6/2015	4,050,000	4,063,517
1.30%, 7/15/2016 (a)	5,757,000	5,810,382
2.50%, 1/11/2017	8,500,000	8,793,771
Bank of Nova Scotia:
0.75%, 10/9/2015	5,412,000	5,429,231
0.95%, 3/15/2016 (a)	2,400,000	2,411,646
1.10%, 12/13/2016 (a)	4,100,000	4,109,824
1.38%, 7/15/2016	3,800,000	3,841,678
2.05%, 10/7/2015	4,800,000	4,909,353
2.55%, 1/12/2017 (a)	4,900,000	5,080,288
2.90%, 3/29/2016 (a)	5,150,000	5,371,951
Bank One Corp. 4.90%, 4/30/2015	3,050,000	3,181,486
Barclays Bank PLC:
3.90%, 4/7/2015	8,900,000	9,197,983
5.00%, 9/22/2016 (a)	9,349,000	10,251,336
BB&T Corp.:
1.60%, 8/15/2017	209,000	209,131
3.20%, 3/15/2016	3,450,000	3,597,087
3.95%, 4/29/2016	5,105,000	5,421,294
5.20%, 12/23/2015	3,450,000	3,685,713
BBVA US Senior SAU 4.66%, 10/9/2015	9,531,000	9,999,415
BNP Paribas SA:
1.25%, 12/12/2016	2,777,000	2,775,541
1.38%, 3/17/2017	3,000,000	2,997,806
2.38%, 9/14/2017	1,650,000	1,683,829
3.60%, 2/23/2016	10,400,000	10,924,258
BPCE SA:
1.63%, 2/10/2017	3,750,000	3,755,695
1.70%, 4/25/2016	1,000,000	1,011,204
Branch Banking & Trust Co.:
1.00%, 4/3/2017	4,300,000	4,264,559
1.05%, 12/1/2016	2,450,000	2,444,736
1.45%, 10/3/2016	3,050,000	3,073,126
Canadian Imperial Bank of Commerce/Canada:
0.90%, 10/1/2015	3,050,000	3,065,939
1.35%, 7/18/2016 (a)	3,020,000	3,048,084
2.35%, 12/11/2015 (a)	7,125,000	7,336,123
Capital One Financial Corp.:
1.00%, 11/6/2015	2,900,000	2,900,467
5.50%, 6/1/2015	2,719,000	2,864,388
Comerica Bank 5.75%, 11/21/2016	750,000	835,836
Comerica, Inc.:
3.00%, 9/16/2015	1,775,000	1,829,878
4.80%, 5/1/2015 (a)	493,000	512,957
Commonwealth Bank of Australia/New York, NY:
1.13%, 3/13/2017	5,250,000	5,231,006
1.25%, 9/18/2015	5,575,000	5,635,114
1.90%, 9/18/2017	300,000	303,119
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands:
2.13%, 10/13/2015	5,850,000	5,991,420
3.38%, 1/19/2017	10,370,000	10,980,176
Credit Suisse of New York, NY 3.50%, 3/23/2015	4,000,000	4,115,628
Deutsche Bank AG London:
1.40%, 2/13/2017	9,600,000	9,591,828
3.25%, 1/11/2016	7,779,000	8,109,101
Fifth Third Bancorp:
1.15%, 11/18/2016	3,750,000	3,744,965
3.63%, 1/25/2016	7,704,000	8,065,393
5.45%, 1/15/2017	951,000	1,049,074
Fifth Third Bank 0.90%, 2/26/2016	2,995,000	2,996,516
First Horizon National Corp. 5.38%, 12/15/2015	3,600,000	3,825,657
Intesa Sanpaolo SpA:
2.38%, 1/13/2017	6,500,000	6,490,281
3.13%, 1/15/2016	9,641,000	9,849,349
KeyBank NA:
1.10%, 11/25/2016 (a)	2,135,000	2,124,353
4.95%, 9/15/2015	1,686,000	1,779,418

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

5.45%, 3/3/2016 (a)	$1,185,000	$1,284,628
7.41%, 5/6/2015	2,600,000	2,782,000
KeyCorp 3.75%, 8/13/2015	2,836,000	2,942,287
Lloyds Bank PLC:
4.20%, 3/28/2017	1,000,000	1,080,830
4.88%, 1/21/2016 (a)	3,095,000	3,318,298
M&I Marshall & Ilsley Bank 4.85%, 6/16/2015	604,000	633,111
Manufacturers & Traders Trust Co.:
1.25%, 1/30/2017	3,677,000	3,670,848
5.59%, 12/28/2020	20,000	20,540
MUFG Capital Finance 1, Ltd. 6.35%, 12/31/2049	5,700,000	6,213,000
National Australia Bank/New York:
0.90%, 1/20/2016 (a)	2,500,000	2,509,399
1.30%, 7/25/2016	2,750,000	2,772,645
1.60%, 8/7/2015	7,550,000	7,648,082
2.75%, 3/9/2017	300,000	312,235
National Bank of Canada 1.50%, 6/26/2015	5,900,000	5,962,949
National City Bank:
5.25%, 12/15/2016	250,000	275,378
5.80%, 6/7/2017	150,000	168,874
PNC Bank NA:
0.80%, 1/28/2016	5,100,000	5,105,998
1.13%, 1/27/2017	4,300,000	4,287,469
1.15%, 11/1/2016	3,671,000	3,673,539
1.30%, 10/3/2016	2,376,000	2,386,658
PNC Funding Corp.:
2.70%, 9/19/2016	7,434,000	7,716,295
4.25%, 9/21/2015	2,482,000	2,606,626
5.25%, 11/15/2015	3,060,000	3,259,902
5.63%, 2/1/2017	750,000	829,310
Regions Financial Corp. 5.75%, 6/15/2015	3,600,000	3,792,276
Royal Bank of Canada:
0.80%, 10/30/2015	3,000,000	3,010,854
0.85%, 3/8/2016	3,960,000	3,972,185
1.15%, 3/13/2015	2,950,000	2,971,465
1.20%, 1/23/2017 (a)	6,000,000	5,999,935
1.45%, 9/9/2016 (a)	3,250,000	3,289,891
2.30%, 7/20/2016	6,000,000	6,197,986
2.63%, 12/15/2015	5,200,000	5,379,318
2.88%, 4/19/2016 (a)	4,565,000	4,762,947
Sumitomo Mitsui Banking Corp.:
0.90%, 1/18/2016 (a)	3,650,000	3,650,661
1.30%, 1/10/2017	3,150,000	3,147,396
1.35%, 7/18/2015	3,820,000	3,849,428
1.45%, 7/19/2016 (a)	2,100,000	2,117,131
SunTrust Bank/Atlanta GA:
1.35%, 2/15/2017	3,700,000	3,700,966
5.00%, 9/1/2015	2,215,000	2,339,567
SunTrust Banks, Inc.:
3.50%, 1/20/2017	2,910,000	3,064,481
3.60%, 4/15/2016	4,200,000	4,399,943
Svenska Handelsbanken AB 3.13%, 7/12/2016	4,950,000	5,181,992
The Bank of New York Mellon Corp. 2.95%, 6/18/2015 (a)	3,500,000	3,602,253
The Huntington National Bank:
1.30%, 11/20/2016	2,011,000	2,012,413
1.35%, 8/2/2016	2,302,000	2,306,998
The Royal Bank of Scotland PLC:
1.88%, 3/31/2017	2,500,000	2,503,250
3.95%, 9/21/2015	5,250,000	5,472,643
The Toronto-Dominion Bank:
1.50%, 9/9/2016 (a)	2,200,000	2,234,458
2.38%, 10/19/2016	10,450,000	10,840,459
2.50%, 7/14/2016	4,416,000	4,591,870
UBS Preferred Funding Trust V 6.24%, 5/29/2049	5,000,000	5,300,000
Union Bank NA:
1.50%, 9/26/2016	1,386,000	1,401,362
2.13%, 6/16/2017	200,000	203,079
3.00%, 6/6/2016	5,000,000	5,217,123
5.95%, 5/11/2016	560,000	616,368
US Bancorp:
2.45%, 7/27/2015	2,450,000	2,510,187
3.13%, 4/1/2015	1,250,000	1,284,191
3.44%, 2/1/2016	3,600,000	3,749,099
US Bank NA:
1.10%, 1/30/2017	10,000,000	10,005,320
3.78%, 4/29/2020	2,250,000	2,308,193
Vesey Street Investment Trust I 4.40%, 9/1/2016	1,875,000	2,009,203
Wachovia Bank NA 5.00%, 8/15/2015	5,151,000	5,454,239
Wachovia Corp.:
5.63%, 10/15/2016	6,722,000	7,461,447
5.75%, 6/15/2017	4,519,000	5,128,389
Wells Fargo & Co.:
1.25%, 7/20/2016	5,757,000	5,802,554
1.50%, 7/1/2015	8,450,000	8,546,462
2.10%, 5/8/2017	150,000	153,728
2.63%, 12/15/2016	2,785,000	2,903,058
3.63%, 4/15/2015	6,250,000	6,454,646
3.68%, 6/15/2016	9,380,000	9,947,042
5.13%, 9/15/2016	3,811,000	4,173,620
5.63%, 12/11/2017	4,250,000	4,847,998
Wells Fargo Bank NA:
0.75%, 7/20/2015 (a)	1,500,000	1,504,240
5.75%, 5/16/2016	3,850,000	4,235,925
Westpac Banking Corp.:
0.95%, 1/12/2016	5,350,000	5,379,335
1.05%, 11/25/2016 (a)	3,200,000	3,196,682
1.13%, 9/25/2015	6,220,000	6,269,101
3.00%, 8/4/2015	9,316,000	9,612,770
3.00%, 12/9/2015	3,198,000	3,327,330

		574,594,804

BEVERAGES — 2.4%
Anheuser-Busch Cos. LLC 5.60%, 3/1/2017	5,002,000	5,595,673
Anheuser-Busch InBev Finance, Inc.:
0.80%, 1/15/2016 (a)	1,700,000	1,704,468
1.13%, 1/27/2017	3,800,000	3,800,487
Anheuser-Busch InBev Worldwide, Inc.:
0.80%, 7/15/2015	6,050,000	6,066,912
1.38%, 7/15/2017	5,000,000	5,008,756
2.88%, 2/15/2016 (a)	800,000	832,275

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

3.63%, 4/15/2015	$1,724,000	$1,780,084
Beam, Inc. 5.38%, 1/15/2016	2,663,000	2,852,649
Brown-Forman Corp. 2.50%, 1/15/2016	1,236,000	1,278,174
Coca-Cola Enterprises, Inc.:
2.00%, 8/19/2016	750,000	766,194
2.13%, 9/15/2015	4,875,000	4,965,451
Coca-Cola HBC Finance BV 5.50%, 9/17/2015	2,935,000	3,118,034
Diageo Capital PLC:
0.63%, 4/29/2016	3,035,000	3,023,958
1.50%, 5/11/2017	5,100,000	5,126,277
5.50%, 9/30/2016	250,000	278,322
Diageo Finance BV 5.30%, 10/28/2015	2,600,000	2,785,637
Dr Pepper Snapple Group, Inc. 2.90%, 1/15/2016	2,150,000	2,230,422
PepsiCo, Inc.:
0.70%, 8/13/2015	3,475,000	3,480,103
0.70%, 2/26/2016	3,187,000	3,196,053
0.95%, 2/22/2017	3,035,000	3,023,772
2.50%, 5/10/2016	5,500,000	5,713,912
The Coca-Cola Co.:
0.75%, 11/1/2016	2,367,000	2,363,393
1.50%, 11/15/2015	3,325,000	3,378,123
1.80%, 9/1/2016	5,650,000	5,793,215

		78,162,344

BIOTECHNOLOGY — 0.8%
Amgen, Inc.:
2.13%, 5/15/2017 (a)	5,000,000	5,110,294
2.30%, 6/15/2016	2,172,000	2,226,241
2.50%, 11/15/2016 (a)	1,650,000	1,712,596
Celgene Corp. 2.45%, 10/15/2015	3,900,000	3,992,794
Genentech, Inc. 4.75%, 7/15/2015	4,732,000	4,984,857
Genzyme Corp. 3.63%, 6/15/2015 (a)	3,500,000	3,627,746
Gilead Sciences, Inc. 3.05%, 12/1/2016	855,000	897,772
Life Technologies Corp. 3.50%, 1/15/2016 (a)	3,310,000	3,451,521

		26,003,821

BUILDING MATERIALS — 0.3%
CRH America, Inc.:
4.13%, 1/15/2016	2,000,000	2,108,612
6.00%, 9/30/2016	6,125,000	6,816,965

		8,925,577

CAPITAL MARKETS — 6.0%
BlackRock, Inc. 1.38%, 6/1/2015	2,000,000	2,018,412
BNY Mellon NA 5.45%, 4/1/2016	1,608,000	1,750,284
Deutsche Bank Financial LLC 5.38%, 3/2/2015 (a)	3,500,000	3,643,667
HSBC Finance Capital Trust IX 5.91%, 11/30/2035	3,870,000	4,015,125
Jefferies Group LLC:
3.88%, 11/9/2015	3,000,000	3,118,326
5.50%, 3/15/2016	2,268,000	2,431,608
Morgan Stanley:
1.75%, 2/25/2016	7,132,000	7,221,345
3.45%, 11/2/2015	6,850,000	7,109,880
3.80%, 4/29/2016	13,300,000	14,004,076
4.00%, 7/24/2015	6,382,000	6,637,041
4.75%, 3/22/2017	5,750,000	6,268,852
5.38%, 10/15/2015	9,642,000	10,284,263
5.45%, 1/9/2017	3,450,000	3,810,636
5.55%, 4/27/2017	1,500,000	1,670,690
5.75%, 10/18/2016	7,928,000	8,791,774
6.00%, 4/28/2015	11,500,000	12,134,656
The Bank of New York Mellon Corp.:
0.70%, 10/23/2015	4,250,000	4,251,131
0.70%, 3/4/2016	1,750,000	1,747,266
1.97%, 6/20/2017	5,000,000	5,097,108
2.30%, 7/28/2016	615,000	634,448
The Bear Stearns Cos. LLC 5.55%, 1/22/2017	600,000	664,287
The Charles Schwab Corp. 0.85%, 12/4/2015	1,000,000	1,001,831
The Goldman Sachs Group, Inc.:
1.60%, 11/23/2015	12,190,000	12,310,567
3.30%, 5/3/2015	7,300,000	7,497,280
3.63%, 2/7/2016	18,300,000	19,143,066
3.70%, 8/1/2015	10,815,000	11,213,608
5.35%, 1/15/2016	10,914,000	11,732,851
5.63%, 1/15/2017	11,625,000	12,835,463
5.75%, 10/1/2016	10,550,000	11,678,590

		194,718,131

CHEMICALS — 1.1%
Airgas, Inc.:
2.95%, 6/15/2016	1,368,000	1,419,418
3.25%, 10/1/2015	2,756,000	2,849,677
E.I. du Pont de Nemours & Co.:
1.95%, 1/15/2016	1,500,000	1,532,408
2.75%, 4/1/2016 (a)	1,790,000	1,861,593
4.75%, 3/15/2015	3,284,000	3,415,847
5.25%, 12/15/2016	600,000	667,346
Eastman Chemical Co. 3.00%, 12/15/2015 (a)	2,405,000	2,486,871
Ecolab, Inc.:
1.00%, 8/9/2015	2,273,000	2,278,136
1.45%, 12/8/2017	300,000	296,478
3.00%, 12/8/2016	6,374,000	6,693,292
Monsanto Co. 2.75%, 4/15/2016	500,000	520,383
Potash Corp. of Saskatchewan, Inc. 3.75%, 9/30/2015	2,442,000	2,545,947
Praxair, Inc.:
0.75%, 2/21/2016 (a)	2,695,000	2,695,911
3.25%, 9/15/2015	735,000	762,836
4.63%, 3/30/2015	2,250,000	2,344,241
5.38%, 11/1/2016	35,000	38,817
Rohm & Haas Co. 6.00%, 9/15/2017	461,000	525,079

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

The Dow Chemical Co. 2.50%, 2/15/2016	$2,805,000	$2,888,021

		35,822,301

COMMERCIAL SERVICES & SUPPLIES — 0.5%
Affiliated Computer Services, Inc. 5.20%, 6/1/2015 (a)	2,365,000	2,477,572
Pitney Bowes, Inc. 4.75%, 1/15/2016 (a)	2,393,000	2,545,517
The Board Of Trustees Of The Leland Stanford Junior University 4.25%, 5/1/2016	531,000	570,124
The Western Union Co.:
2.38%, 12/10/2015	2,100,000	2,147,243
5.93%, 10/1/2016 (a)	5,300,000	5,861,628
Waste Management, Inc.:
2.60%, 9/1/2016	450,000	467,809
6.38%, 3/11/2015	1,820,000	1,916,478

		15,986,371

COMMUNICATIONS EQUIPMENT — 0.9%
Cisco Systems, Inc.:
1.10%, 3/3/2017 (a)	9,225,000	9,224,918
5.50%, 2/22/2016	16,300,000	17,803,325
Juniper Networks, Inc. 3.10%, 3/15/2016	2,400,000	2,478,438

		29,506,681

CONSUMER FINANCE — 1.4%
Caterpillar Financial Services Corp.:
0.70%, 11/6/2015	1,800,000	1,804,009
0.70%, 2/26/2016	1,120,000	1,122,333
1.00%, 11/25/2016	4,600,000	4,607,233
1.00%, 3/3/2017	4,000,000	3,978,201
1.10%, 5/29/2015	1,625,000	1,636,992
1.35%, 9/6/2016	2,000,000	2,024,501
2.05%, 8/1/2016 (a)	4,375,000	4,479,671
4.63%, 6/1/2015 (a)	2,013,000	2,108,205
John Deere Capital Corp.:
0.70%, 9/4/2015 (a)	1,900,000	1,906,207
0.75%, 1/22/2016 (a)	1,100,000	1,104,156
0.88%, 4/17/2015	2,050,000	2,059,455
0.95%, 6/29/2015	2,475,000	2,487,199
1.05%, 10/11/2016	3,200,000	3,214,393
1.05%, 12/15/2016	2,900,000	2,910,847
1.40%, 3/15/2017	1,250,000	1,248,547
1.85%, 9/15/2016	250,000	255,021
2.25%, 6/7/2016 (a)	2,130,000	2,200,475
2.95%, 3/9/2015	3,000,000	3,072,133
MBNA Corp. 5.00%, 6/15/2015 (a)	2,910,000	3,054,435

		45,274,013

DIVERSIFIED FINANCIAL SERVICES — 21.4%
Air Lease Corp.:
4.50%, 1/15/2016	3,900,000	4,104,750
5.63%, 4/1/2017	2,550,000	2,817,750
American Express Co.:
5.50%, 9/12/2016	1,100,000	1,212,611
6.15%, 8/28/2017	300,000	345,166
6.80%, 9/1/2066	4,000,000	4,360,000
American Express Credit Corp.:
1.30%, 7/29/2016	3,600,000	3,625,631
1.75%, 6/12/2015	11,934,000	12,088,556
2.75%, 9/15/2015	9,825,000	10,118,778
2.80%, 9/19/2016	10,900,000	11,366,052
5.30%, 12/2/2015	2,409,000	2,592,171
American Honda Finance Corp. 1.13%, 10/7/2016	2,862,000	2,877,140
Ameriprise Financial, Inc.:
5.65%, 11/15/2015	2,095,000	2,253,474
7.52%, 6/1/2066 (a)(b)	500,000	556,250
Aon Corp. 3.50%, 9/30/2015	3,768,000	3,911,542
Bank of America Corp.:
1.25%, 1/11/2016 (a)	4,775,000	4,797,490
1.35%, 11/21/2016	1,550,000	1,547,916
1.50%, 10/9/2015	7,700,000	7,763,626
3.63%, 3/17/2016	7,700,000	8,071,261
3.70%, 9/1/2015	6,750,000	7,013,288
3.75%, 7/12/2016	9,720,000	10,268,621
3.88%, 3/22/2017	5,750,000	6,123,326
4.50%, 4/1/2015	10,600,000	10,993,988
4.75%, 8/1/2015	6,700,000	7,039,945
5.25%, 12/1/2015 (a)	3,650,000	3,884,883
5.42%, 3/15/2017	1,150,000	1,267,185
5.63%, 10/14/2016	7,371,000	8,138,044
5.75%, 8/15/2016 (a)	5,460,000	5,987,701
6.05%, 5/16/2016	9,250,000	10,110,119
6.50%, 8/1/2016	16,750,000	18,731,916
7.75%, 8/15/2015	1,176,000	1,279,111
7.80%, 9/15/2016	750,000	860,702
Bank of America NA:
1.13%, 11/14/2016	5,980,000	5,955,890
1.25%, 2/14/2017	5,000,000	4,974,731
5.30%, 3/15/2017	2,730,000	3,002,950
Boeing Capital Corp. 2.13%, 8/15/2016	315,000	325,249
BP Capital Markets PLC:
3.13%, 10/1/2015	7,688,000	7,973,699
3.20%, 3/11/2016	7,479,000	7,825,814
Capital One Bank USA NA:
1.15%, 11/21/2016	1,754,000	1,752,251
1.20%, 2/13/2017	3,205,000	3,184,333
Capital One Financial Corp.:
3.15%, 7/15/2016 (a)	2,300,000	2,403,080
6.15%, 9/1/2016	4,200,000	4,684,120
Citigroup, Inc.:
1.25%, 1/15/2016	4,900,000	4,918,877
1.30%, 4/1/2016	5,025,000	5,041,660
1.30%, 11/15/2016	5,550,000	5,545,433
1.35%, 3/10/2017	3,500,000	3,489,923
1.70%, 7/25/2016	7,250,000	7,332,223
2.25%, 8/7/2015	7,721,000	7,860,314
3.95%, 6/15/2016	7,325,000	7,752,336
4.45%, 1/10/2017	12,700,000	13,703,433
4.59%, 12/15/2015	7,575,000	8,029,020
4.70%, 5/29/2015	6,179,000	6,454,547
4.75%, 5/19/2015	7,300,000	7,621,899
4.88%, 5/7/2015	4,855,000	5,058,511
5.30%, 1/7/2016 (a)	3,700,000	3,972,311
5.50%, 2/15/2017	2,278,000	2,516,888
5.85%, 8/2/2016 (a)	3,500,000	3,865,886
6.00%, 8/15/2017	600,000	680,387

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Countrywide Financial Corp. 6.25%, 5/15/2016	$10,250,000	$11,244,493
Credit Suisse USA, Inc.:
5.13%, 8/15/2015	5,225,000	5,534,080
5.38%, 3/2/2016 (a)	3,400,000	3,665,838
Ford Motor Credit Co. LLC:
1.50%, 1/17/2017	3,665,000	3,656,920
1.70%, 5/9/2016	6,900,000	6,979,865
2.50%, 1/15/2016	3,450,000	3,542,624
2.75%, 5/15/2015	6,865,000	7,007,859
3.00%, 6/12/2017	300,000	311,414
3.98%, 6/15/2016	4,300,000	4,556,651
4.21%, 4/15/2016	6,900,000	7,319,243
5.63%, 9/15/2015	5,550,000	5,908,953
6.63%, 8/15/2017	900,000	1,036,643
7.00%, 4/15/2015	8,400,000	8,930,260
8.00%, 12/15/2016	8,000,000	9,368,290
12.00%, 5/15/2015	5,615,000	6,303,639
Franklin Resources, Inc. 3.13%, 5/20/2015	1,710,000	1,758,177
General Electric Capital Corp.:
1.00%, 12/11/2015	3,650,000	3,676,306
1.00%, 1/8/2016	5,300,000	5,334,266
1.50%, 7/12/2016	2,798,000	2,834,410
1.63%, 7/2/2015	7,800,000	7,904,335
2.25%, 11/9/2015	7,622,000	7,821,159
2.30%, 4/27/2017	4,200,000	4,322,191
2.38%, 6/30/2015	832,000	851,244
2.45%, 3/15/2017	3,500,000	3,615,267
2.90%, 1/9/2017 (a)	4,700,000	4,911,884
2.95%, 5/9/2016 (a)	7,150,000	7,453,182
3.35%, 10/17/2016 (a)	5,500,000	5,816,503
3.50%, 6/29/2015	3,802,000	3,942,729
4.38%, 9/21/2015 (a)	3,319,000	3,504,792
5.00%, 1/8/2016	9,112,000	9,799,410
5.38%, 10/20/2016 (a)	5,834,000	6,451,993
5.40%, 2/15/2017	4,500,000	5,017,042
5.63%, 9/15/2017	1,200,000	1,361,723
6.38%, 11/15/2067	500,000	550,000
6.90%, 9/15/2015	365,000	398,039
HSBC Finance Corp.:
5.00%, 6/30/2015 (a)	8,451,000	8,865,373
5.25%, 4/15/2015 (a)	3,659,000	3,826,644
5.50%, 1/19/2016 (a)	8,550,000	9,188,290
International Lease Finance Corp. 6.75%, 9/1/2016 (c)	5,000,000	5,587,500
JPMorgan Chase & Co.:
0.85%, 2/26/2016 (d)	160,000	160,767
1.10%, 10/15/2015	10,155,000	10,196,540
1.13%, 2/26/2016	5,510,000	5,523,780
1.35%, 2/15/2017	11,000,000	10,996,796
2.00%, 8/15/2017	450,000	453,956
2.60%, 1/15/2016	9,425,000	9,694,709
3.15%, 7/5/2016	16,500,000	17,222,254
3.40%, 6/24/2015	8,000,000	8,255,939
3.45%, 3/1/2016	12,550,000	13,121,954
5.15%, 10/1/2015 (a)	7,150,000	7,579,420
5.25%, 5/1/2015	3,917,000	4,096,681
6.13%, 6/27/2017	2,400,000	2,722,629
Leucadia National Corp. 8.13%, 9/15/2015	2,950,000	3,230,132
Merrill Lynch & Co., Inc.:
5.30%, 9/30/2015	934,000	989,047
6.40%, 8/28/2017	2,094,000	2,401,748
National Rural Utilities Cooperative Finance Corp.:
1.10%, 1/27/2017	2,900,000	2,892,748
1.90%, 11/1/2015	832,000	845,844
3.88%, 9/16/2015	2,000,000	2,087,503
Nomura Holdings, Inc.:
2.00%, 9/13/2016	4,800,000	4,847,124
4.13%, 1/19/2016	7,590,000	7,971,563
ORIX Corp.:
4.71%, 4/27/2015	5,996,000	6,243,669
5.00%, 1/12/2016 (a)	1,325,000	1,413,178
PACCAR Financial Corp.:
0.70%, 11/16/2015	1,450,000	1,449,253
0.75%, 8/14/2015 (a)	810,000	811,854
0.75%, 5/16/2016 (a)	1,250,000	1,247,847
0.80%, 2/8/2016	1,000,000	1,000,331
1.05%, 6/5/2015 (a)	1,000,000	1,005,485
1.15%, 8/16/2016	2,000,000	2,007,869
Raymond James Financial, Inc. 4.25%, 4/15/2016	3,000,000	3,175,499
Royal Bank of Scotland Group PLC:
2.55%, 9/18/2015 (a)	10,001,000	10,205,160
4.38%, 3/16/2016	6,438,000	6,846,686
4.88%, 3/16/2015	2,100,000	2,180,869
The Nasdaq OMX Group, Inc. 4.00%, 1/15/2015 (a)	2,000,000	2,050,398
Toyota Motor Credit Corp.:
0.80%, 5/17/2016 (a)	2,755,000	2,761,859
0.88%, 7/17/2015	4,550,000	4,570,106
1.25%, 10/5/2017	300,000	297,136
1.75%, 5/22/2017	600,000	608,092
2.00%, 9/15/2016	3,920,000	4,028,164
2.05%, 1/12/2017 (a)	750,000	769,241
2.10%, 1/17/2019	4,000,000	3,992,149
2.80%, 1/11/2016	2,540,000	2,638,108
3.20%, 6/17/2015	6,800,000	7,018,703
UBS AG of Stamford, CT 5.88%, 7/15/2016	3,250,000	3,584,973

		697,391,752

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.2%
AT&T, Inc.:
0.80%, 12/1/2015	3,850,000	3,856,382
0.90%, 2/12/2016	8,640,000	8,659,184
1.60%, 2/15/2017 (a)	1,300,000	1,309,477
1.70%, 6/1/2017 (a)	2,250,000	2,267,316
2.40%, 8/15/2016	6,000,000	6,190,724
2.50%, 8/15/2015	15,281,000	15,644,929
2.95%, 5/15/2016	7,400,000	7,716,588
5.63%, 6/15/2016	3,250,000	3,576,302
British Telecommunications PLC:
1.25%, 2/14/2017	5,000,000	4,988,721
1.63%, 6/28/2016	3,543,000	3,589,429
2.00%, 6/22/2015	2,250,000	2,283,338
Qwest Corp. 7.50%, 10/1/2014	3,100,000	3,200,648
Verizon Communications, Inc.:
0.70%, 11/2/2015	6,170,000	6,160,319
2.00%, 11/1/2016	1,500,000	1,535,844

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

2.50%, 9/15/2016	$22,312,000	$23,121,932
3.00%, 4/1/2016	6,930,000	7,227,711
4.90%, 9/15/2015	2,260,000	2,392,128

		103,720,972

ELECTRIC UTILITIES — 3.2%
Alabama Power Co. 0.55%, 10/15/2015	2,491,000	2,476,959
Appalachian Power Co. 3.40%, 5/24/2015	865,000	890,305
Arizona Public Service Co. 4.65%, 5/15/2015	540,000	562,978
CMS Energy Corp.:
4.25%, 9/30/2015	2,275,000	2,372,818
6.55%, 7/17/2017	337,000	387,849
Commonwealth Edison Co.:
1.95%, 9/1/2016	745,000	762,761
4.70%, 4/15/2015 (a)	525,000	546,799
5.95%, 8/15/2016	502,000	556,600
Consolidated Edison Co. of New York, Inc. 5.38%, 12/15/2015	1,077,000	1,151,912
Consumers Energy Co. 5.15%, 2/15/2017	1,945,000	2,150,168
Dominion Gas Holdings LLC 1.05%, 11/1/2016 (c)	3,400,000	3,392,251
Dominion Resources, Inc.:
1.25%, 3/15/2017	1,665,000	1,656,346
1.40%, 9/15/2017	300,000	295,895
2.25%, 9/1/2015	2,156,000	2,195,656
5.15%, 7/15/2015	3,013,000	3,179,412
6.00%, 11/30/2017	750,000	856,875
7.50%, 6/30/2066	2,435,000	2,648,063
Duke Energy Carolinas LLC 5.30%, 10/1/2015	1,500,000	1,600,219
Duke Energy Corp.:
1.63%, 8/15/2017	5,000,000	5,015,485
2.15%, 11/15/2016	4,177,000	4,296,642
3.35%, 4/1/2015	2,610,000	2,680,608
Duke Energy Florida, Inc.:
0.65%, 11/15/2015	2,035,000	2,025,854
5.10%, 12/1/2015	1,000,000	1,067,419
Duke Energy Indiana, Inc. 6.05%, 6/15/2016	720,000	796,440
Duke Energy Progress, Inc.:
5.15%, 4/1/2015	585,000	612,210
5.25%, 12/15/2015	1,654,000	1,772,272
Enersis SA/Cayman Island 7.40%, 12/1/2016	636,000	731,400
Entergy Corp. 3.63%, 9/15/2015	1,500,000	1,536,098
Exelon Corp. 4.90%, 6/15/2015	3,032,000	3,170,236
Georgia Power Co.:
0.63%, 11/15/2015	1,550,000	1,541,419
0.75%, 8/10/2015	3,150,000	3,152,892
Jersey Central Power & Light Co. 5.63%, 5/1/2016	2,000,000	2,156,997
Kentucky Utilities Co. 1.63%, 11/1/2015 (a)	1,750,000	1,772,121
LG&E and KU Energy LLC 2.13%, 11/15/2015	3,387,000	3,437,729
Louisville Gas & Electric Co. 1.63%, 11/15/2015	820,000	830,484
Mississippi Power Co. 2.35%, 10/15/2016	100,000	102,690
NextEra Energy Capital Holdings, Inc.:
1.20%, 6/1/2015	3,867,000	3,883,483
2.60%, 9/1/2015	515,000	524,513
6.35%, 10/1/2066	2,750,000	2,701,875
7.88%, 12/15/2015	405,000	447,360
Northern States Power Co. 1.95%, 8/15/2015 (a)	946,000	960,457
Ohio Power Co. 6.00%, 6/1/2016	349,000	381,880
Oncor Electric Delivery Co. LLC 6.38%, 1/15/2015	2,281,000	2,380,271
Peco Energy Co. 1.20%, 10/15/2016	3,055,000	3,055,019
Pepco Holdings, Inc. 2.70%, 10/1/2015	150,000	152,908
PPL Energy Supply LLC 6.20%, 5/15/2016 (a)	250,000	272,689
Progress Energy, Inc. 5.63%, 1/15/2016	265,000	285,885
PSEG Power LLC:
2.75%, 9/15/2016	3,112,000	3,239,161
5.50%, 12/1/2015	1,100,000	1,180,842
Public Service Electric & Gas Co. 2.70%, 5/1/2015	827,000	845,887
San Diego Gas & Electric Co. 5.30%, 11/15/2015	1,010,000	1,082,423
Sierra Pacific Power Co. 6.00%, 5/15/2016	1,277,000	1,403,916
Southern California Edison Co. 5.00%, 1/15/2016	2,100,000	2,248,543
Southern Power Co. 4.88%, 7/15/2015	4,371,000	4,594,142
TECO Finance, Inc. 4.00%, 3/15/2016	3,050,000	3,226,154
The Dayton Power & Light Co. 1.88%, 9/15/2016 (c)	1,700,000	1,715,732
The Southern Co.:
1.95%, 9/1/2016	500,000	511,678
2.38%, 9/15/2015	1,300,000	1,326,528
Virginia Electric and Power Co. 5.40%, 1/15/2016	650,000	700,817
Wisconsin Electric Power Co. 6.25%, 12/1/2015	1,954,000	2,129,602
Xcel Energy, Inc. 0.75%, 5/9/2016	2,100,000	2,084,319

		105,718,946

ELECTRICAL EQUIPMENT — 0.3%
Agilent Technologies, Inc.:
5.50%, 9/14/2015	4,600,000	4,916,512
6.50%, 11/1/2017	900,000	1,040,023
Jabil Circuit, Inc. 7.75%, 7/15/2016 (a)	3,556,000	4,053,840

		10,010,375

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.1%
Arrow Electronics, Inc. 3.38%, 11/1/2015	$2,500,000	$2,587,024
Avnet, Inc. 6.00%, 9/1/2015	309,000	330,951
Emerson Electric Co.:
4.13%, 4/15/2015	1,280,000	1,328,264
4.75%, 10/15/2015	10,000	10,644

		4,256,883

ENERGY EQUIPMENT & SERVICES — 0.1%
Halliburton Co. 1.00%, 8/1/2016 (a)	2,200,000	2,208,127
Nabors Industries, Inc. 2.35%, 9/15/2016 (c)	2,600,000	2,647,412

		4,855,539

FOOD & STAPLES RETAILING — 0.9%
CVS Caremark Corp.:
1.20%, 12/5/2016	2,111,000	2,123,255
3.25%, 5/18/2015	2,300,000	2,365,076
5.75%, 6/1/2017	4,450,000	5,034,099
6.13%, 8/15/2016	49,000	54,554
Safeway, Inc. 5.63%, 8/15/2014	1,500,000	1,522,055
Sysco Corp. 0.55%, 6/12/2015	1,872,000	1,871,287
Wal-Mart Stores, Inc.:
0.60%, 4/11/2016 (a)	3,650,000	3,656,641
2.25%, 7/8/2015	4,025,000	4,117,531
2.80%, 4/15/2016	3,500,000	3,631,899
2.88%, 4/1/2015	4,250,000	4,354,791
4.50%, 7/1/2015	1,790,000	1,880,670
Walgreen Co. 1.80%, 9/15/2017	300,000	302,410

		30,914,268

FOOD PRODUCTS — 2.2%
Bunge Ltd. Finance Corp.:
4.10%, 3/15/2016	3,545,000	3,740,842
5.10%, 7/15/2015	2,136,000	2,242,699
ConAgra Foods, Inc.:
1.30%, 1/25/2016	4,592,000	4,625,863
1.35%, 9/10/2015	750,000	751,498
General Mills, Inc.:
0.88%, 1/29/2016	2,220,000	2,229,474
5.70%, 2/15/2017	2,500,000	2,806,810
Kellogg Co.:
1.13%, 5/15/2015	1,750,000	1,759,632
1.75%, 5/17/2017	3,500,000	3,523,381
1.88%, 11/17/2016	375,000	382,410
4.45%, 5/30/2016	3,600,000	3,861,175
Kraft Foods Group, Inc.:
1.63%, 6/4/2015	7,825,000	7,906,590
2.25%, 6/5/2017	3,662,000	3,754,902
Mondelez International, Inc.:
4.13%, 2/9/2016	10,324,000	10,937,244
6.50%, 8/11/2017	1,650,000	1,907,615
Nabisco, Inc. 7.55%, 6/15/2015	3,000,000	3,245,008
The Hershey Co.:
1.50%, 11/1/2016	50,000	50,777
4.85%, 8/15/2015	1,850,000	1,956,438
The Hillshire Brands Co. 2.75%, 9/15/2015	1,500,000	1,518,434
The Kroger Co.:
1.20%, 10/17/2016	5,840,000	5,848,807
2.20%, 1/15/2017	1,050,000	1,072,590
3.90%, 10/1/2015	3,123,000	3,269,477
Tyson Foods, Inc. 6.60%, 4/1/2016	2,900,000	3,211,750
Unilever Capital Corp.:
0.45%, 7/30/2015	1,700,000	1,697,706
2.75%, 2/10/2016	900,000	933,459

		73,234,581

GAS UTILITIES — 0.1%
National Grid PLC 6.30%, 8/1/2016	4,140,000	4,621,063

HEALTH CARE EQUIPMENT & SUPPLIES — 1.0%
Baxter International, Inc.:
0.95%, 6/1/2016	2,750,000	2,757,674
1.85%, 1/15/2017 (a)	95,000	95,930
Becton Dickinson and Co. 1.75%, 11/8/2016	1,650,000	1,684,721
Boston Scientific Corp.:
5.13%, 1/12/2017	1,440,000	1,576,227
6.25%, 11/15/2015	3,550,000	3,852,743
6.40%, 6/15/2016	2,535,000	2,820,447
C.R. Bard, Inc. 2.88%, 1/15/2016 (a)	1,675,000	1,746,067
Covidien International Finance SA:
1.35%, 5/29/2015	2,950,000	2,971,036
2.80%, 6/15/2015 (a)	4,650,000	4,759,519
DENTSPLY International, Inc. 2.75%, 8/15/2016	3,000,000	3,105,572
Medtronic, Inc.:
0.88%, 2/27/2017	3,500,000	3,484,480
2.63%, 3/15/2016 (a)	1,900,000	1,970,168
4.75%, 9/15/2015	927,000	983,509
St Jude Medical, Inc. 2.50%, 1/15/2016 (a)	60,000	61,689
Stryker Corp. 2.00%, 9/30/2016	146,000	149,995

		32,019,777

HEALTH CARE PROVIDERS & SERVICES — 1.4%
AmerisourceBergen Corp. 5.88%, 9/15/2015	4,401,000	4,720,905
Cardinal Health, Inc.:
4.00%, 6/15/2015	4,173,000	4,331,215
5.80%, 10/15/2016	1,800,000	2,008,365
CIGNA Corp.:
2.75%, 11/15/2016	2,045,000	2,129,822
5.38%, 3/15/2017	101,000	111,962
Coventry Health Care, Inc. 5.95%, 3/15/2017	900,000	1,014,510
Humana, Inc. 6.45%, 6/1/2016	2,411,000	2,683,085
Laboratory Corp. of America Holdings:
3.13%, 5/15/2016	2,000,000	2,081,195
5.63%, 12/15/2015	1,200,000	1,289,527

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Quest Diagnostics, Inc.:
3.20%, 4/1/2016 (a)	$1,950,000	$2,027,250
5.45%, 11/1/2015	3,200,000	3,411,082
UnitedHealth Group, Inc.:
0.85%, 10/15/2015 (a)	1,915,000	1,921,157
1.88%, 11/15/2016 (a)	150,000	153,625
5.38%, 3/15/2016 (a)	2,050,000	2,220,340
6.00%, 2/15/2018 (a)	5,235,000	6,008,625
WellPoint, Inc.:
1.25%, 9/10/2015	1,850,000	1,862,713
2.38%, 2/15/2017	750,000	767,731
5.25%, 1/15/2016	6,800,000	7,322,426

		46,065,535

HOTELS, RESTAURANTS & LEISURE — 0.4%
Carnival Corp. 1.20%, 2/5/2016 (a)	3,400,000	3,411,784
Hyatt Hotels Corp. 3.88%, 8/15/2016	805,000	848,008
Marriott International, Inc.:
5.81%, 11/10/2015	500,000	537,437
6.20%, 6/15/2016 (a)	2,044,000	2,244,574
Starbucks Corp. 0.88%, 12/5/2016 (a)	1,202,000	1,196,783
Starwood Hotels & Resorts Worldwide, Inc. 7.38%, 11/15/2015	1,419,000	1,549,920
Yum! Brands, Inc.:
4.25%, 9/15/2015	861,000	901,463
6.25%, 4/15/2016 (a)	1,431,000	1,573,680

		12,263,649

HOUSEHOLD DURABLES — 0.3%
MDC Holdings, Inc. 5.38%, 7/1/2015	2,000,000	2,090,000
Mohawk Industries, Inc. 6.13%, 1/15/2016	4,780,000	5,269,950
Newell Rubbermaid, Inc. 2.00%, 6/15/2015	1,925,000	1,947,259
Whirlpool Corp. 1.35%, 3/1/2017	1,500,000	1,493,159

		10,800,368

HOUSEHOLD PRODUCTS — 0.3%
Kimberly-Clark Corp.:
4.88%, 8/15/2015 (a)	1,801,000	1,905,233
6.13%, 8/1/2017	100,000	115,191
The Clorox Co. 3.55%, 11/1/2015 (a)	2,554,000	2,665,937
The Procter & Gamble Co.:
1.45%, 8/15/2016	1,380,000	1,403,659
1.80%, 11/15/2015	3,900,000	3,976,086

		10,066,106

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.2%
Constellation Energy Group, Inc. 4.55%, 6/15/2015	3,495,000	3,639,737
TransAlta Corp. 4.75%, 1/15/2015	2,016,000	2,076,488

		5,716,225

INDUSTRIAL CONGLOMERATES — 0.7%
3M Co. 1.38%, 9/29/2016	4,029,000	4,097,169
Cooper US, Inc.:
2.38%, 1/15/2016	750,000	765,012
5.45%, 4/1/2015	960,000	1,006,036
Eaton Corp. 0.95%, 11/2/2015	3,960,000	3,985,623
GE Capital Trust I 6.38%, 11/15/2067	1,050,000	1,155,000
General Electric Co. 0.85%, 10/9/2015	8,200,000	8,238,248
Pentair Finance SA:
1.35%, 12/1/2015	2,250,000	2,268,957
1.88%, 9/15/2017	300,000	299,447
Tyco International Finance SA 3.38%, 10/15/2015	1,459,000	1,505,432

		23,320,924

INSURANCE — 3.3%
ACE INA Holdings, Inc.:
2.60%, 11/23/2015	2,705,000	2,784,835
5.60%, 5/15/2015 (a)	3,005,000	3,168,169
Aegon NV 4.63%, 12/1/2015	2,205,000	2,337,150
Aflac, Inc.:
2.65%, 2/15/2017	5,000,000	5,199,692
3.45%, 8/15/2015 (a)	2,100,000	2,177,781
Allied World Assurance Co., Ltd. 7.50%, 8/1/2016	110,000	124,695
American International Group, Inc.:
2.38%, 8/24/2015	1,750,000	1,787,429
3.00%, 3/20/2015	2,883,000	2,950,293
3.80%, 3/22/2017	300,000	320,181
4.88%, 9/15/2016	3,500,000	3,815,673
5.05%, 10/1/2015	5,245,000	5,569,422
5.45%, 5/18/2017	3,455,000	3,850,510
AON Corp. 3.13%, 5/27/2016	772,000	801,514
Berkshire Hathaway Finance Corp.:
0.95%, 8/15/2016	3,500,000	3,513,154
2.45%, 12/15/2015	1,950,000	2,011,462
Berkshire Hathaway, Inc.:
0.80%, 2/11/2016	1,950,000	1,957,577
1.90%, 1/31/2017	5,300,000	5,417,781
2.20%, 8/15/2016	2,600,000	2,685,996
CNA Financial Corp.:
5.85%, 12/15/2014	2,460,000	2,549,522
6.50%, 8/15/2016 (a)	450,000	505,159
Genworth Financial, Inc. 8.63%, 12/15/2016	1,017,000	1,202,722
Lincoln National Corp.:
4.30%, 6/15/2015	2,150,000	2,236,585
7.00%, 5/17/2066 (b)	3,500,000	3,570,000
Loews Corp. 5.25%, 3/15/2016	2,245,000	2,420,669
Manulife Financial Corp. 3.40%, 9/17/2015	2,171,000	2,248,574
Marsh & McLennan Cos., Inc. 5.75%, 9/15/2015	1,000	1,069
MetLife, Inc.:
1.76%, 12/15/2017	300,000	301,927

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

5.00%, 6/15/2015	$5,271,000	$5,547,032
6.75%, 6/1/2016	9,611,000	10,794,675
Principal Life Income Funding Trusts 5.55%, 4/27/2015	1,444,000	1,521,044
Prudential Financial, Inc.:
3.00%, 5/12/2016	1,462,000	1,523,324
4.75%, 6/13/2015	3,380,000	3,537,762
4.75%, 9/17/2015 (a)	5,040,000	5,329,970
5.50%, 3/15/2016	20,000	21,661
Reinsurance Group of America, Inc.:
5.63%, 3/15/2017	6,000	6,607
6.75%, 12/15/2065 (a)	2,000,000	2,015,000
The Hartford Financial Services Group, Inc.:
4.00%, 3/30/2015	1,889,000	1,950,227
5.38%, 3/15/2017	319,000	353,330
5.50%, 10/15/2016	500,000	553,075
The Travelers Cos., Inc.:
5.50%, 12/1/2015	1,251,000	1,350,537
6.25%, 6/20/2016	1,000,000	1,115,176
Transatlantic Holdings, Inc. 5.75%, 12/14/2015	1,880,000	2,027,378
Unum Group 7.13%, 9/30/2016	23,000	26,135
Willis Group Holdings PLC 4.13%, 3/15/2016	1,445,000	1,515,256
XL Group PLC 5.25%, 9/15/2014 (a)	2,600,000	2,653,625

		107,351,355

INTERNET SOFTWARE & SERVICES — 0.3%
Amazon.com, Inc. 0.65%, 11/27/2015	2,800,000	2,805,081
eBay, Inc.:
0.70%, 7/15/2015	1,288,000	1,290,776
1.63%, 10/15/2015	1,783,000	1,813,443
Google, Inc. 2.13%, 5/19/2016	3,950,000	4,080,073

		9,989,373

IT SERVICES — 0.4%
Fiserv, Inc. 3.13%, 6/15/2016	4,440,000	4,639,337
Xerox Corp.:
4.25%, 2/15/2015	3,175,000	3,271,352
6.40%, 3/15/2016	2,708,000	2,985,474
6.75%, 2/1/2017	650,000	733,072
7.20%, 4/1/2016	880,000	976,072

		12,605,307

LEISURE PRODUCTS — 0.1%
Mattel, Inc. 2.50%, 11/1/2016	1,700,000	1,749,911

LIFE SCIENCES TOOLS & SERVICES — 0.5%
Thermo Fisher Scientific, Inc.:
1.30%, 2/1/2017	6,250,000	6,218,766
2.25%, 8/15/2016	541,000	556,300
3.20%, 5/1/2015	2,075,000	2,130,153
3.20%, 3/1/2016	5,600,000	5,848,579
5.00%, 6/1/2015	1,600,000	1,676,291

		16,430,089

MACHINERY — 0.6%
Caterpillar, Inc.:
0.95%, 6/26/2015 (a)	4,400,000	4,421,543
5.70%, 8/15/2016	123,000	135,998
Danaher Corp. 2.30%, 6/23/2016	4,000,000	4,137,628
Dover Corp. 4.88%, 10/15/2015	1,230,000	1,311,608
Illinois Tool Works, Inc. 0.90%, 2/25/2017 (a)	3,900,000	3,877,762
Ingersoll-Rand PLC 4.75%, 5/15/2015	165,000	171,920
Timken Co. 6.00%, 9/15/2014	650,000	664,401
Xylem, Inc. 3.55%, 9/20/2016	5,000,000	5,273,803

		19,994,663

MEDIA — 3.1%
21st Century Fox America, Inc. 8.00%, 10/17/2016	450,000	526,705
Comcast Corp.:
4.95%, 6/15/2016 (a)	2,250,000	2,441,315
5.85%, 11/15/2015	2,900,000	3,143,436
5.90%, 3/15/2016	5,957,000	6,553,919
6.30%, 11/15/2017	4,370,000	5,088,206
6.50%, 1/15/2017	2,850,000	3,258,753
Cox Communications, Inc. 5.50%, 10/1/2015	2,846,000	3,026,960
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
2.40%, 3/15/2017	5,600,000	5,718,979
3.13%, 2/15/2016	4,500,000	4,677,775
3.50%, 3/1/2016	5,650,000	5,913,082
3.55%, 3/15/2015	2,875,000	2,953,397
Discovery Communications LLC 3.70%, 6/1/2015	4,775,000	4,933,637
NBCUniversal Media LLC:
2.88%, 4/1/2016 (a)	3,150,000	3,283,290
3.65%, 4/30/2015 (a)	3,650,000	3,772,453
Omnicom Group, Inc. 5.90%, 4/15/2016	3,643,000	3,993,054
Scripps Networks Interactive, Inc. 2.70%, 12/15/2016	300,000	312,434
TCI Communications, Inc. 8.75%, 8/1/2015	4,517,000	5,001,751
The Walt Disney Co.:
0.45%, 12/1/2015	1,633,000	1,632,466
1.35%, 8/16/2016 (a)	3,500,000	3,554,341
Thomson Reuters Corp.:
0.88%, 5/23/2016	2,168,000	2,160,800
1.30%, 2/23/2017	5,537,000	5,508,803
Time Warner Cable, Inc. 5.85%, 5/1/2017	150,000	168,956
Time Warner, Inc.:
3.15%, 7/15/2015	5,650,000	5,824,907
5.88%, 11/15/2016	3,395,000	3,804,415
Viacom, Inc.:
2.50%, 12/15/2016	2,950,000	3,054,989
3.50%, 4/1/2017	360,000	382,023
4.25%, 9/15/2015 (a)	1,925,000	2,020,344
6.25%, 4/30/2016	5,812,000	6,456,587

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

WPP Finance UK 8.00%, 9/15/2014	$2,225,000	$2,297,668

		101,465,445

METALS & MINING — 1.7%
BHP Billiton Finance USA, Ltd.:
1.63%, 2/24/2017	450,000	455,039
1.88%, 11/21/2016 (a)	1,500,000	1,535,598
5.25%, 12/15/2015	2,899,000	3,123,147
7.25%, 3/1/2016	2,654,000	2,978,282
Freeport-McMoRan Copper & Gold, Inc.:
1.40%, 2/13/2015	2,050,000	2,061,763
2.15%, 3/1/2017 (a)	750,000	757,843
Glencore Canada Corp.:
5.38%, 6/1/2015	3,150,000	3,296,889
6.00%, 10/15/2015	3,250,000	3,477,730
Rio Tinto Alcan, Inc. 5.00%, 6/1/2015	4,098,000	4,293,399
Rio Tinto Finance USA PLC:
1.13%, 3/20/2015	2,150,000	2,160,857
1.38%, 6/17/2016	3,550,000	3,581,215
Rio Tinto Finance USA, Ltd.:
1.88%, 11/2/2015	1,957,000	1,990,651
2.25%, 9/20/2016	1,384,000	1,422,945
2.50%, 5/20/2016 (a)	4,557,000	4,706,780
Teck Resources, Ltd.:
3.15%, 1/15/2017	3,150,000	3,275,574
3.85%, 8/15/2017	1,200,000	1,272,822
5.38%, 10/1/2015	2,375,000	2,524,466
Vale Canada, Ltd. 5.70%, 10/15/2015	1,534,000	1,628,446
Vale Overseas, Ltd.:
6.25%, 1/11/2016	4,250,000	4,613,860
6.25%, 1/23/2017	4,668,000	5,210,204

		54,367,510

MULTI-UTILITIES — 0.2%
DTE Energy Co. 6.35%, 6/1/2016	137,000	151,296
Integrys Energy Group, Inc. 6.11%, 12/1/2066	2,450,000	2,474,500
Sempra Energy 6.50%, 6/1/2016	4,065,000	4,537,383

		7,163,179

MULTILINE RETAIL — 0.2%
Macy’s Retail Holdings, Inc.:
5.90%, 12/1/2016	100,000	112,157
7.88%, 7/15/2015	2,219,000	2,415,883
Target Corp.:
5.38%, 5/1/2017	1,350,000	1,513,099
5.88%, 7/15/2016 (a)	2,945,000	3,286,150

		7,327,289

OIL, GAS & CONSUMABLE FUELS — 6.3%
Anadarko Petroleum Corp. 5.95%, 9/15/2016	8,945,000	9,953,949
Apache Corp. 5.63%, 1/15/2017	150,000	166,268
Boardwalk Pipelines LP 5.88%, 11/15/2016	1,350,000	1,467,067
BP Capital Markets PLC:
0.70%, 11/6/2015	4,325,000	4,329,671
1.85%, 5/5/2017	2,400,000	2,433,736
2.24%, 5/10/2019	3,500,000	3,483,919
Cameron International Corp.:
1.15%, 12/15/2016	2,100,000	2,100,567
1.60%, 4/30/2015	480,000	484,476
Chevron Corp. 0.89%, 6/24/2016	2,750,000	2,766,376
Colorado Interstate Gas Co. LLC 6.80%, 11/15/2015	6,712,000	7,349,414
ConocoPhillips 1.05%, 12/15/2017	5,000,000	4,936,955
ConocoPhillips Canada Funding Co. 5.63%, 10/15/2016	1,200,000	1,344,591
DCP Midstream Operating LP 3.25%, 10/1/2015	565,000	577,158
Devon Energy Corp.:
1.20%, 12/15/2016	1,062,000	1,066,527
1.88%, 5/15/2017	826,000	834,423
2.40%, 7/15/2016 (a)	3,060,000	3,150,520
Diamond Offshore Drilling, Inc. 4.88%, 7/1/2015	2,000,000	2,101,608
El Paso Pipeline Partners Operating Co. LLC 4.10%, 11/15/2015	2,096,000	2,191,965
Enbridge, Inc.:
4.90%, 3/1/2015	1,056,000	1,096,629
5.60%, 4/1/2017	50,000	55,711
Energy Transfer Partners LP 5.95%, 2/1/2015	3,900,000	4,065,992
Ensco PLC 3.25%, 3/15/2016	4,025,000	4,197,387
Enterprise Products Operating LLC:
1.25%, 8/13/2015	4,184,000	4,210,564
3.20%, 2/1/2016	4,323,000	4,505,797
3.70%, 6/1/2015	1,880,000	1,942,458
8.38%, 8/1/2066	2,089,000	2,350,125
EOG Resources, Inc.:
2.50%, 2/1/2016	3,000,000	3,093,190
2.95%, 6/1/2015	4,170,000	4,284,633
Exxon Mobil Corp. 0.92%, 3/15/2017	3,000,000	2,993,093
Kinder Morgan Energy Partners LP 3.50%, 3/1/2016	2,900,000	3,032,208
Magellan Midstream Partners LP 5.65%, 10/15/2016	740,000	821,317
Marathon Oil Corp. 0.90%, 11/1/2015	8,761,000	8,781,679
Marathon Petroleum Corp. 3.50%, 3/1/2016	3,672,000	3,847,994
Noble Holding International, Ltd.:
3.05%, 3/1/2016	1,750,000	1,809,811
3.45%, 8/1/2015	3,622,000	3,737,647
Occidental Petroleum Corp.:
1.75%, 2/15/2017	5,400,000	5,471,283
2.50%, 2/1/2016	2,205,000	2,279,225
4.13%, 6/1/2016	3,000,000	3,194,424
ONEOK Partners LP:
3.25%, 2/1/2016	6,187,000	6,429,008
6.15%, 10/1/2016	640,000	716,283

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Pioneer Natural Resources Co.:
5.88%, 7/15/2016	$1,185,000	$1,307,136
6.65%, 3/15/2017	2,000,000	2,276,080
Plains All American Pipeline LP/PAA Finance Corp.:
3.95%, 9/15/2015	3,138,000	3,279,363
6.13%, 1/15/2017	1,633,000	1,839,435
Shell International Finance BV:
0.63%, 12/4/2015	2,750,000	2,751,971
3.10%, 6/28/2015	6,200,000	6,396,758
3.25%, 9/22/2015 (a)	3,782,000	3,929,984
5.20%, 3/22/2017 (a)	4,547,000	5,076,937
Spectra Energy Partners LP 2.95%, 6/15/2016	1,500,000	1,553,564
Sunoco, Inc. 9.63%, 4/15/2015	1,649,000	1,796,635
Talisman Energy, Inc. 5.13%, 5/15/2015	3,000,000	3,129,726
Total Capital International SA:
0.75%, 1/25/2016	3,050,000	3,057,044
1.00%, 8/12/2016	2,200,000	2,209,151
1.00%, 1/10/2017 (a)	2,400,000	2,397,358
1.50%, 2/17/2017 (a)	1,350,000	1,366,009
1.55%, 6/28/2017 (a)	900,000	907,107
Total Capital SA:
2.30%, 3/15/2016	2,245,000	2,315,889
3.00%, 6/24/2015	7,191,000	7,408,364
3.13%, 10/2/2015 (a)	3,539,000	3,670,757
TransCanada PipeLines, Ltd.:
0.75%, 1/15/2016 (a)	2,625,000	2,625,839
3.40%, 6/1/2015	5,033,000	5,191,668
Transocean, Inc.:
2.50%, 10/15/2017	2,607,000	2,624,589
4.95%, 11/15/2015	5,850,000	6,206,217
5.05%, 12/15/2016	3,650,000	3,975,984
Weatherford International LLC 6.35%, 6/15/2017	100,000	113,170
Weatherford International, Ltd./Bermuda 5.50%, 2/15/2016 (a)	25,000	26,931
Williams Partners LP 3.80%, 2/15/2015	3,950,000	4,056,674
Williams Partners LP/Williams Partners Finance Corp. 7.25%, 2/1/2017	500,000	575,973

		205,721,961

PAPER & FOREST PRODUCTS — 0.3%
Celulosa Arauco y Constitucion SA 5.63%, 4/20/2015	2,441,000	2,535,027
Georgia-Pacific LLC 7.70%, 6/15/2015	2,378,000	2,573,462
International Paper Co.:
5.25%, 4/1/2016 (a)	2,030,000	2,192,426
5.30%, 4/1/2015	1,152,000	1,203,153

		8,504,068

PERSONAL PRODUCTS — 0.3%
Avon Products, Inc. 2.38%, 3/15/2016	2,375,000	2,417,675
The Procter & Gamble Co.:
0.75%, 11/4/2016	3,700,000	3,696,236
3.15%, 9/1/2015 (a)	2,000,000	2,069,243
4.85%, 12/15/2015 (a)	2,425,000	2,590,596

		10,773,750

PHARMACEUTICALS — 3.7%
AbbVie, Inc.:
1.20%, 11/6/2015	17,865,000	18,012,386
1.75%, 11/6/2017	2,100,000	2,106,544
Allergan, Inc. 5.75%, 4/1/2016 (a)	1,200,000	1,319,144
Express Scripts Holding Co.:
2.10%, 2/12/2015	2,379,000	2,409,313
2.65%, 2/15/2017 (a)	5,000,000	5,175,274
3.13%, 5/15/2016	7,247,000	7,575,820
3.50%, 11/15/2016	4,775,000	5,062,757
GlaxoSmithKline Capital PLC 0.75%, 5/8/2015	3,750,000	3,763,108
GlaxoSmithKline Capital, Inc. 0.70%, 3/18/2016	4,100,000	4,097,454
Johnson & Johnson 2.15%, 5/15/2016	3,000,000	3,095,346
McKesson Corp.:
0.95%, 12/4/2015	3,400,000	3,400,572
1.29%, 3/10/2017	2,875,000	2,872,659
3.25%, 3/1/2016	2,082,000	2,165,859
Medco Health Solutions, Inc. 2.75%, 9/15/2015	3,430,000	3,525,092
Merck & Co., Inc.:
0.70%, 5/18/2016	3,000,000	3,005,723
1.10%, 1/31/2018 (a)	5,000,000	4,895,926
2.25%, 1/15/2016	2,250,000	2,308,238
Merck Sharp & Dohme Corp. 4.00%, 6/30/2015	2,100,000	2,189,864
Mylan, Inc.:
1.35%, 11/29/2016 (a)	1,807,000	1,807,948
1.80%, 6/24/2016	3,687,000	3,741,263
Novartis Capital Corp. 2.90%, 4/24/2015	4,550,000	4,671,032
Perrigo Co. PLC 1.30%, 11/8/2016 (c)	3,945,000	3,949,046
Pfizer, Inc. 1.50%, 6/15/2018 (a)	4,000,000	3,949,491
Sanofi 2.63%, 3/29/2016	5,875,000	6,103,138
Teva Pharmaceutical Finance Co. BV 2.40%, 11/10/2016 (a)	2,850,000	2,940,383
Teva Pharmaceutical Finance II BV/Teva Pharmaceutical Finance III LLC 3.00%, 6/15/2015	10,404,000	10,686,646
Wyeth LLC 5.50%, 2/15/2016	3,500,000	3,794,800
Zoetis, Inc. 1.15%, 2/1/2016	2,900,000	2,917,916

		121,542,742

PROFESSIONAL SERVICES — 0.0% (e)
The Dun & Bradstreet Corp. 2.88%, 11/15/2015	1,230,000	1,260,193

REAL ESTATE INVESTMENT TRUSTS — 2.2%
American Tower Corp. 4.63%, 4/1/2015	2,625,000	2,721,271

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

ARC Properties Operating Partnership LP/Clark Acquisition LLC 2.00%, 2/6/2017 (c)	$8,000,000	$7,988,852
BioMed Realty LP 3.85%, 4/15/2016	2,275,000	2,370,282
Boston Properties LP 5.63%, 4/15/2015	4,334,000	4,550,742
Digital Realty Trust LP 4.50%, 7/15/2015 (a)	3,900,000	4,035,286
Duke Realty LP 7.38%, 2/15/2015 (a)	1,800,000	1,902,150
ERP Operating LP:
5.13%, 3/15/2016	550,000	592,713
5.38%, 8/1/2016	2,220,000	2,438,557
6.58%, 4/13/2015	2,000,000	2,118,115
HCP, Inc.:
3.75%, 2/1/2016	3,543,000	3,703,680
6.30%, 9/15/2016	1,000,000	1,120,712
Health Care REIT, Inc.:
3.63%, 3/15/2016	600,000	621,653
5.88%, 5/15/2015	2,000,000	2,105,456
6.20%, 6/1/2016	1,765,000	1,937,980
Hospitality Properties Trust 5.63%, 3/15/2017	4,000,000	4,364,664
Kilroy Realty LP 5.00%, 11/3/2015	1,000,000	1,056,203
Kimco Realty Corp. 5.70%, 5/1/2017	4,000,000	4,420,073
Liberty Property LP 5.13%, 3/2/2015	1,195,000	1,241,332
Realty Income Corp. 5.95%, 9/15/2016	500,000	549,243
Simon Property Group LP:
2.20%, 2/1/2019	3,600,000	3,576,537
2.80%, 1/30/2017	350,000	360,491
4.20%, 2/1/2015	2,221,000	2,267,570
5.10%, 6/15/2015	1,710,000	1,799,471
5.25%, 12/1/2016	50,000	55,146
5.75%, 12/1/2015	5,653,000	6,133,077
6.10%, 5/1/2016	434,000	478,097
Tanger Properties LP 6.15%, 11/15/2015	1,953,000	2,114,098
UDR, Inc. 5.25%, 1/15/2015	425,000	439,700
Ventas Realty LP/Ventas Capital Corp.:
1.55%, 9/26/2016	1,891,000	1,903,004
3.13%, 11/30/2015	560,000	578,738
Vornado Realty LP 4.25%, 4/1/2015	2,350,000	2,409,958

		71,954,851

ROAD & RAIL — 0.4%
Burlington Northern Santa Fe LLC:
5.65%, 5/1/2017	1,050,000	1,183,166
5.75%, 3/15/2018	1,000,000	1,144,673
Canadian National Railway Co. 5.80%, 6/1/2016	135,000	149,062
CSX Corp. 6.25%, 4/1/2015	4,471,000	4,718,683
Norfolk Southern Corp. 5.75%, 1/15/2016	1,850,000	2,009,196
Ryder System, Inc.:
2.45%, 11/15/2018	1,000,000	990,779
2.55%, 6/1/2019	2,500,000	2,474,544
3.60%, 3/1/2016 (a)	375,000	390,983
5.85%, 11/1/2016	50,000	55,169
7.20%, 9/1/2015	15,000	16,247

		13,132,502

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.7%
Analog Devices, Inc. 3.00%, 4/15/2016 (a)	2,147,000	2,218,453
Applied Materials, Inc. 2.65%, 6/15/2016	527,000	546,860
Broadcom Corp. 2.38%, 11/1/2015	1,600,000	1,639,828
Intel Corp. 1.95%, 10/1/2016	6,000,000	6,175,021
National Semiconductor Corp. 3.95%, 4/15/2015	1,080,000	1,119,570
Texas Instruments, Inc.:
0.45%, 8/3/2015	2,900,000	2,894,519
0.88%, 3/12/2017	4,200,000	4,188,401
2.38%, 5/16/2016	3,500,000	3,626,467

		22,409,119

SOFTWARE — 0.7%
CA, Inc. 6.13%, 12/1/2014 (a)	2,500,000	2,587,910
Fiserv, Inc. 3.13%, 10/1/2015	2,119,000	2,183,956
Microsoft Corp.:
1.63%, 9/25/2015	6,800,000	6,909,900
2.50%, 2/8/2016 (a)	2,000,000	2,074,815
Oracle Corp. 5.25%, 1/15/2016 (a)	4,475,000	4,845,524
Symantec Corp. 2.75%, 9/15/2015	4,350,000	4,469,958

		23,072,063

SPECIALTY RETAIL — 1.0%
AutoZone, Inc.:
1.30%, 1/13/2017	2,425,000	2,419,691
5.50%, 11/15/2015	2,310,000	2,482,678
Costco Wholesale Corp. 0.65%, 12/7/2015	4,650,000	4,664,818
Lowe’s Cos., Inc.:
2.13%, 4/15/2016	1,125,000	1,158,090
5.00%, 10/15/2015 (a)	3,362,000	3,580,755
McDonald’s Corp. 0.75%, 5/29/2015	1,000,000	1,003,680
The Home Depot, Inc. 5.40%, 3/1/2016 (a)	11,258,000	12,284,012
TJX Cos., Inc. 4.20%, 8/15/2015	515,000	538,976
Wal-Mart Stores, Inc. 1.50%, 10/25/2015	3,350,000	3,405,394

		31,538,094

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.6%
Apple, Inc. 0.45%, 5/3/2016 (a)	4,150,000	4,141,417

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Computer Sciences Corp. 2.50%, 9/15/2015	$2,996,000	$3,060,346
Hewlett-Packard Co.:
2.13%, 9/13/2015	7,100,000	7,246,765
2.35%, 3/15/2015	2,650,000	2,692,028
2.60%, 9/15/2017	1,950,000	2,006,643
2.65%, 6/1/2016	4,122,000	4,262,014
3.00%, 9/15/2016	5,102,000	5,328,642
3.30%, 12/9/2016	3,900,000	4,109,682
International Business Machines Corp.:
0.45%, 5/6/2016	2,750,000	2,739,719
0.75%, 5/11/2015 (a)	3,500,000	3,512,326
1.95%, 7/22/2016	7,829,000	8,052,721
2.00%, 1/5/2016	4,100,000	4,196,771

		51,349,074

THRIFTS & MORTGAGE FINANCE — 0.3%
Murray Street Investment Trust I 4.65%, 3/9/2017	5,350,000	5,779,279
Santander Holdings USA, Inc.:
3.00%, 9/24/2015	2,010,000	2,056,052
4.63%, 4/19/2016 (a)	1,616,000	1,719,602

		9,554,933

TOBACCO — 0.6%
Altria Group, Inc. 4.13%, 9/11/2015	7,626,000	7,991,443
Lorillard Tobacco Co. 3.50%, 8/4/2016 (a)	2,150,000	2,264,749
Philip Morris International, Inc.:
1.63%, 3/20/2017 (a)	150,000	151,590
2.50%, 5/16/2016	4,900,000	5,086,554
Reynolds American, Inc.:
1.05%, 10/30/2015	3,033,000	3,040,981
6.75%, 6/15/2017	296,000	340,128

		18,875,445

TRADING COMPANIES & DISTRIBUTORS — 0.2%
GATX Corp.:
1.25%, 3/4/2017	3,300,000	3,280,195
4.75%, 5/15/2015	2,100,000	2,188,077

		5,468,272

WIRELESS TELECOMMUNICATION SERVICES — 1.9%
America Movil SAB de CV:
2.38%, 9/8/2016	7,900,000	8,123,733
3.63%, 3/30/2015 (a)	1,500,000	1,535,620
Deutsche Telekom International Finance BV 5.75%, 3/23/2016	5,350,000	5,845,107
Embarq Corp. 7.08%, 6/1/2016 (a)	6,100,000	6,801,500
Orange SA:
2.13%, 9/16/2015	3,350,000	3,402,861
2.75%, 9/14/2016 (a)	5,350,000	5,545,621
Rogers Communications, Inc.:
6.75%, 3/15/2015	1,048,000	1,108,462
7.50%, 3/15/2015	1,473,000	1,568,486
Telefonica Emisiones SAU:
3.73%, 4/27/2015	1,750,000	1,799,240
3.99%, 2/16/2016	7,647,000	8,019,448
4.95%, 1/15/2015	3,375,000	3,479,520
6.42%, 6/20/2016 (a)	5,924,000	6,557,592
Telefonos de Mexico SAB de CV 5.50%, 1/27/2015	2,700,000	2,789,100
Vodafone Group PLC:
1.25%, 9/26/2017	4,000,000	3,955,364
5.63%, 2/27/2017	2,080,000	2,333,748

		62,865,402

TOTAL CORPORATE BONDS & NOTES —
(Cost $3,195,147,211)		3,204,500,251

	Shares
SHORT TERM INVESTMENTS — 4.9%
MONEY MARKET FUNDS — 4.9%
State Street Navigator Securities Lending Prime Portfolio (f)(g)	83,887,605	83,887,605
State Street Institutional Liquid Reserves Fund 0.08% (g)(h)	75,706,706	75,706,706

TOTAL SHORT TERM INVESTMENTS — (i)
(Cost $159,594,311)		159,594,311

TOTAL INVESTMENTS — 103.1% (j)
(Cost $3,354,741,522)		3,364,094,562
OTHER ASSETS & LIABILITIES — (3.1)%		(101,918,331)

NET ASSETS — 100.0%		$3,262,176,231

(a)	A portion of the security was on loan at March 31, 2014.
(b)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs (See accompanying Notes to Schedules of Investments).
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.8% of net assets as of March 31, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Variable rate security. Rate shown is rate in effect at March 31, 2014. Maturity date disclosed is the ultimate maturity.
(e)	Amount shown represents less than 0.05% of net assets.
(f)	Investments of cash collateral for securities loaned
(g)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments).
(h)	The rate shown is the annualized seven-day yield at period end.
(i)	Value is determined based on Level 1 inputs (See accompanying Notes to Schedules of Investments).
(j)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (See accompanying Notes to Schedule of Investments).
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 97.7%
AEROSPACE & DEFENSE — 1.4%
Embraer SA 5.15%, 6/15/2022 (a)	$250,000	$258,750
General Dynamics Corp.:
1.00%, 11/15/2017	150,000	145,654
2.25%, 7/15/2016	500,000	517,684
Honeywell International, Inc.:
4.25%, 3/1/2021	100,000	109,024
5.00%, 2/15/2019	315,000	355,640
5.30%, 3/15/2017	150,000	167,804
5.30%, 3/1/2018	150,000	170,113
L-3 Communications Corp.:
3.95%, 11/15/2016	50,000	53,351
4.75%, 7/15/2020	250,000	263,262
5.20%, 10/15/2019 (b)	250,000	272,633
Lockheed Martin Corp.:
3.35%, 9/15/2021	150,000	152,826
4.25%, 11/15/2019	145,000	156,702
Northrop Grumman Corp.:
1.75%, 6/1/2018	400,000	392,976
3.25%, 8/1/2023	150,000	144,074
Precision Castparts Corp.:
1.25%, 1/15/2018	250,000	245,679
2.50%, 1/15/2023	300,000	280,166
Raytheon Co.:
3.13%, 10/15/2020	400,000	404,536
6.40%, 12/15/2018	150,000	177,325
Rockwell Collins, Inc. 3.70%, 12/15/2023	200,000	203,432
Textron, Inc.:
4.63%, 9/21/2016	100,000	107,658
5.95%, 9/21/2021	250,000	283,929
The Boeing Co. 4.88%, 2/15/2020	225,000	251,235
United Technologies Corp.:
1.80%, 6/1/2017	333,000	338,665
3.10%, 6/1/2022	300,000	299,449
4.50%, 4/15/2020	250,000	275,313
5.38%, 12/15/2017	320,000	362,912

		6,390,792

AIR FREIGHT & LOGISTICS — 0.3%
FedEx Corp.:
2.70%, 4/15/2023 (b)	100,000	92,337
4.00%, 1/15/2024	70,000	71,331
8.00%, 1/15/2019	150,000	183,868
United Parcel Service of America, Inc. 8.38%, 4/1/2020	100,000	129,933
United Parcel Service, Inc.:
2.45%, 10/1/2022	250,000	236,764
3.13%, 1/15/2021	250,000	256,305
5.13%, 4/1/2019	250,000	284,661

		1,255,199

AIRLINES — 0.1%
Delta Air Lines 2010-2 Pass Through Trust, Class A 4.95%, 11/23/2020	116,140	126,012
Delta Air Lines 2012-1 Pass Through Trust, Class A 4.75%, 5/7/2020	185,986	200,865
United Air Lines, Inc. Pass Through Trust, Class A 9.75%, 7/15/2018 (a)	150,244	172,029

		498,906

AUTO COMPONENTS — 0.1%
Delphi Corp. 4.15%, 3/15/2024	165,000	165,190
Johnson Controls, Inc.:
4.25%, 3/1/2021	250,000	267,202
5.00%, 3/30/2020	150,000	166,241

		598,633

BANKS — 11.0%
Abbey National Treasury Services PLC:
1.38%, 3/13/2017	300,000	300,040
4.00%, 4/27/2016	250,000	265,132
4.00%, 3/13/2024 (b)	200,000	201,546
American Express Bank FSB 6.00%, 9/13/2017	300,000	343,802
American Express Centurion Bank 0.88%, 11/13/2015	750,000	752,230
Associated Banc-Corp. 5.13%, 3/28/2016	125,000	133,100
Australia & New Zealand Banking Group, Ltd.:
1.45%, 5/15/2018	250,000	244,457
1.88%, 10/6/2017	250,000	251,228
Bank of Montreal:
1.30%, 7/15/2016 (b)	194,000	195,799
1.40%, 9/11/2017	450,000	447,290
2.38%, 1/25/2019 (b)	250,000	251,136
2.50%, 1/11/2017	500,000	517,281
2.55%, 11/6/2022	250,000	234,711
Bank of Nova Scotia:
0.95%, 3/15/2016	600,000	602,912
1.10%, 12/13/2016	150,000	150,359
1.38%, 7/15/2016 (b)	500,000	505,484
1.45%, 4/25/2018	300,000	293,896
2.55%, 1/12/2017	250,000	259,198
2.90%, 3/29/2016	250,000	260,774
4.38%, 1/13/2021 (b)	200,000	219,004
Bank One Corp. 4.90%, 4/30/2015	500,000	521,555
Barclays Bank PLC:
2.50%, 2/20/2019	450,000	450,756
5.00%, 9/22/2016	650,000	712,736
5.13%, 1/8/2020	375,000	420,224
5.14%, 10/14/2020	375,000	399,746
BB&T Corp.:
1.60%, 8/15/2017	150,000	150,094
3.20%, 3/15/2016	250,000	260,658
3.95%, 4/29/2016	125,000	132,745
3.95%, 3/22/2022	250,000	255,531
4.90%, 6/30/2017	250,000	272,675
5.25%, 11/1/2019	250,000	280,996
BBVA US Senior SAU 4.66%, 10/9/2015	250,000	262,287
BNP Paribas 2.40%, 12/12/2018 (b)	200,000	199,882
BNP Paribas SA:
1.25%, 12/12/2016	150,000	149,921

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

2.38%, 9/14/2017	$300,000	$306,151
2.70%, 8/20/2018 (b)	250,000	255,059
3.25%, 3/3/2023 (b)	300,000	289,255
3.60%, 2/23/2016	300,000	315,123
5.00%, 1/15/2021	550,000	607,296
BPCE SA 2.50%, 12/10/2018	250,000	249,852
Branch Banking & Trust Co.:
2.30%, 10/15/2018	350,000	351,286
2.85%, 4/1/2021	150,000	148,319
Canadian Imperial Bank of Commerce/Canada:
0.90%, 10/1/2015	250,000	251,306
2.35%, 12/11/2015	250,000	257,408
Comerica Bank:
5.20%, 8/22/2017	250,000	273,860
5.75%, 11/21/2016	183,000	203,944
Commonwealth Bank of Australia/New York, NY:
1.90%, 9/18/2017	300,000	303,119
2.50%, 9/20/2018	300,000	304,284
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands:
2.13%, 10/13/2015	200,000	204,835
3.38%, 1/19/2017	500,000	529,420
3.95%, 11/9/2022	250,000	245,955
4.50%, 1/11/2021	350,000	376,953
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/NY:
1.70%, 3/19/2018	150,000	148,785
2.25%, 1/14/2019	300,000	299,144
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Utrect 3.88%, 2/8/2022	550,000	563,075
Credit Suisse of New York, NY:
4.38%, 8/5/2020	450,000	485,139
5.30%, 8/13/2019	70,000	79,359
6.00%, 2/15/2018	250,000	287,549
Deutsche Bank AG 4.30%, 5/24/2028 (b)(c)	325,000	306,631
Deutsche Bank AG London:
2.50%, 2/13/2019	500,000	501,065
6.00%, 9/1/2017	620,000	705,235
Fifth Third Bancorp:
1.15%, 11/18/2016	250,000	249,664
3.50%, 3/15/2022	100,000	100,169
3.63%, 1/25/2016	150,000	157,036
4.30%, 1/16/2024	150,000	151,344
4.50%, 6/1/2018 (b)	125,000	134,866
Fifth Third Bank 1.45%, 2/28/2018	250,000	244,912
HSBC Bank USA NA:
4.88%, 8/24/2020	300,000	325,365
6.00%, 8/9/2017	250,000	279,439
HSBC Holdings PLC:
4.00%, 3/30/2022	260,000	267,622
4.88%, 1/14/2022 (b)	150,000	164,744
5.10%, 4/5/2021	675,000	749,366
HSBC USA, Inc. 2.63%, 9/24/2018	250,000	254,906
Huntington BancShares, Inc.:
2.60%, 8/2/2018	250,000	250,870
7.00%, 12/15/2020	25,000	30,283
Intesa Sanpaolo SpA:
2.38%, 1/13/2017	150,000	149,776
3.13%, 1/15/2016	250,000	255,403
3.88%, 1/16/2018	200,000	205,404
3.88%, 1/15/2019	300,000	304,075
JPMorgan Chase Bank NA 6.00%, 7/5/2017	450,000	508,360
KeyBank NA 4.95%, 9/15/2015	200,000	211,082
KeyCorp:
3.75%, 8/13/2015	300,000	311,243
5.10%, 3/24/2021	340,000	377,983
Lloyds Bank PLC:
4.20%, 3/28/2017 (b)	150,000	162,125
4.88%, 1/21/2016	150,000	160,822
6.38%, 1/21/2021	150,000	179,769
Manufacturers & Traders Trust Co.:
2.30%, 1/30/2019	300,000	299,137
5.63%, 12/1/2021 (c)	250,000	258,768
National Australia Bank/New York:
1.60%, 8/7/2015	350,000	354,547
2.30%, 7/25/2018 (b)	300,000	302,299
2.75%, 3/9/2017	300,000	312,235
3.00%, 1/20/2023	300,000	284,872
National Bank of Canada 1.50%, 6/26/2015	250,000	252,667
PNC Bank NA:
1.15%, 11/1/2016	300,000	300,208
2.20%, 1/28/2019	250,000	249,508
2.95%, 1/30/2023	200,000	189,575
3.80%, 7/25/2023	250,000	251,248
PNC Funding Corp.:
2.70%, 9/19/2016	250,000	259,493
4.38%, 8/11/2020	150,000	163,738
5.13%, 2/8/2020	160,000	180,842
5.25%, 11/15/2015	250,000	266,332
5.63%, 2/1/2017	600,000	663,448
6.70%, 6/10/2019	250,000	301,179
Regions Financial Corp.:
2.00%, 5/15/2018	250,000	244,332
5.75%, 6/15/2015	250,000	263,353
Royal Bank of Canada:
1.20%, 1/23/2017	150,000	149,998
1.45%, 9/9/2016	150,000	151,841
1.50%, 1/16/2018	250,000	247,143
2.20%, 7/27/2018	300,000	302,059
2.30%, 7/20/2016	100,000	103,300
2.63%, 12/15/2015	500,000	517,242
2.88%, 4/19/2016	300,000	313,009
Societe Generale SA:
2.63%, 10/1/2018	260,000	262,116
2.75%, 10/12/2017 (b)	150,000	154,436
Sumitomo Mitsui Banking Corp.:
1.30%, 1/10/2017	300,000	299,752
1.50%, 1/18/2018	250,000	246,053
1.80%, 7/18/2017	250,000	251,114
3.00%, 1/18/2023	250,000	239,767
3.20%, 7/18/2022 (b)	250,000	245,599

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

SunTrust Banks, Inc.:
2.75%, 5/1/2023	$250,000	$234,114
3.50%, 1/20/2017	150,000	157,963
3.60%, 4/15/2016	355,000	371,900
6.00%, 9/11/2017	300,000	340,386
7.25%, 3/15/2018	150,000	175,790
Svenska Handelsbanken AB:
1.63%, 3/21/2018	200,000	196,976
2.50%, 1/25/2019	200,000	201,055
2.88%, 4/4/2017	150,000	155,908
3.13%, 7/12/2016	250,000	261,717
The Bank of New York Mellon Corp. 1.30%, 1/25/2018	500,000	490,035
The Huntington National Bank 2.20%, 4/1/2019	150,000	148,361
The Royal Bank of Scotland PLC:
1.88%, 3/31/2017	200,000	200,260
3.95%, 9/21/2015	250,000	260,602
The Toronto-Dominion Bank:
1.40%, 4/30/2018	250,000	245,471
2.38%, 10/19/2016	500,000	518,682
2.63%, 9/10/2018	250,000	256,468
UBS Preferred Funding Trust V 6.24%, 5/29/2049 (c)	300,000	318,000
Union Bank NA:
1.50%, 9/26/2016	250,000	252,771
2.13%, 6/16/2017	150,000	152,309
2.63%, 9/26/2018	50,000	50,902
5.95%, 5/11/2016	255,000	280,668
US Bancorp:
1.95%, 11/15/2018	450,000	448,159
2.20%, 11/15/2016	250,000	257,609
3.00%, 3/15/2022	300,000	297,159
3.44%, 2/1/2016	150,000	156,212
3.70%, 1/30/2024	250,000	254,398
4.13%, 5/24/2021	450,000	483,022
US Bank NA 4.80%, 4/15/2015	150,000	156,784
Wachovia Bank NA 6.00%, 11/15/2017	335,000	385,258
Wachovia Corp.:
5.63%, 10/15/2016	157,000	174,271
5.75%, 6/15/2017	300,000	340,455
5.75%, 2/1/2018	400,000	458,052
Wells Fargo & Co.:
1.25%, 7/20/2016	440,000	443,482
1.50%, 7/1/2015	250,000	252,854
1.50%, 1/16/2018	100,000	99,039
2.10%, 5/8/2017	100,000	102,485
2.15%, 1/15/2019 (b)	187,000	186,887
2.63%, 12/15/2016	250,000	260,598
3.45%, 2/13/2023	1,000,000	969,774
3.50%, 3/8/2022	150,000	152,968
3.63%, 4/15/2015	780,000	805,540
3.68%, 6/15/2016	500,000	530,226
4.60%, 4/1/2021	800,000	880,528
5.63%, 12/11/2017	700,000	798,494
Westpac Banking Corp.:
0.95%, 1/12/2016	150,000	150,822
1.60%, 1/12/2018	350,000	347,285
2.00%, 8/14/2017	100,000	101,536
2.25%, 1/17/2019	300,000	298,467
3.00%, 8/4/2015	500,000	515,928
3.00%, 12/9/2015	500,000	520,220
4.88%, 11/19/2019	300,000	333,662
Zions Bancorporation 4.50%, 3/27/2017	250,000	264,311

		51,513,253

BEVERAGES — 2.8%
Anheuser-Busch InBev Finance, Inc.:
0.80%, 1/15/2016	300,000	300,789
2.15%, 2/1/2019	200,000	199,880
2.63%, 1/17/2023	250,000	235,276
3.70%, 2/1/2024	750,000	759,532
Anheuser-Busch InBev Worldwide, Inc.:
0.80%, 7/15/2015	150,000	150,419
1.38%, 7/15/2017	988,000	989,730
2.50%, 7/15/2022	300,000	282,810
2.88%, 2/15/2016 (b)	45,000	46,816
3.63%, 4/15/2015	300,000	309,759
5.38%, 1/15/2020	415,000	474,518
7.75%, 1/15/2019	450,000	558,212
Beam, Inc. 1.75%, 6/15/2018	250,000	243,212
Coca-Cola Enterprises, Inc.:
2.13%, 9/15/2015	250,000	254,639
3.50%, 9/15/2020	150,000	154,255
Coca-Cola Femsa SAB de CV:
2.38%, 11/26/2018 (b)	300,000	299,497
3.88%, 11/26/2023	200,000	200,468
Diageo Capital PLC:
1.50%, 5/11/2017	450,000	452,319
2.63%, 4/29/2023	150,000	139,918
4.83%, 7/15/2020	250,000	278,082
5.75%, 10/23/2017	475,000	543,317
Dr. Pepper Snapple Group, Inc.:
2.00%, 1/15/2020	44,000	41,760
2.60%, 1/15/2019	200,000	202,584
3.20%, 11/15/2021	200,000	198,320
6.82%, 5/1/2018	400,000	467,298
Fomento Economico Mexicano SAB de CV 2.88%, 5/10/2023	250,000	229,925
PepsiCo, Inc.:
0.70%, 8/13/2015	450,000	450,661
1.25%, 8/13/2017	200,000	199,604
2.25%, 1/7/2019	150,000	151,178
2.50%, 5/10/2016	300,000	311,668
2.75%, 3/5/2022	150,000	144,536
2.75%, 3/1/2023	150,000	142,271
3.00%, 8/25/2021	320,000	319,461
3.13%, 11/1/2020	250,000	255,864
3.60%, 3/1/2024	179,000	179,362
5.00%, 6/1/2018	285,000	320,310
The Coca-Cola Co.:
1.50%, 11/15/2015	500,000	507,988
1.65%, 3/14/2018	250,000	249,495
1.65%, 11/1/2018	500,000	493,819
1.80%, 9/1/2016	200,000	205,070
2.45%, 11/1/2020	250,000	246,801
3.15%, 11/15/2020	270,000	274,639
3.20%, 11/1/2023	250,000	246,433

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

3.30%, 9/1/2021	$300,000	$307,441

		13,019,936

BIOTECHNOLOGY — 0.9%
Amgen, Inc.:
2.13%, 5/15/2017	200,000	204,412
2.30%, 6/15/2016	400,000	409,989
2.50%, 11/15/2016	300,000	311,381
3.45%, 10/1/2020	300,000	309,118
3.63%, 5/15/2022	150,000	152,883
3.88%, 11/15/2021	300,000	313,300
4.10%, 6/15/2021 (b)	100,000	106,179
5.85%, 6/1/2017	100,000	113,135
6.15%, 6/1/2018	150,000	174,026
Biogen Idec, Inc. 6.88%, 3/1/2018 (b)	150,000	176,156
Celgene Corp.:
1.90%, 8/15/2017	600,000	603,514
3.25%, 8/15/2022	100,000	97,308
4.00%, 8/15/2023	100,000	101,757
Genentech, Inc. 4.75%, 7/15/2015	150,000	158,015
Gilead Sciences, Inc.:
4.40%, 12/1/2021	250,000	270,090
4.50%, 4/1/2021 (b)	375,000	409,746
Life Technologies Corp. 3.50%, 1/15/2016	500,000	521,378

		4,432,387

BUILDING MATERIALS — 0.1%
CRH America, Inc. 6.00%, 9/30/2016	359,000	399,558

BUILDING PRODUCTS — 0.1%
Owens Corning:
4.20%, 12/15/2022	600,000	586,050
9.00%, 6/15/2019	45,000	54,549

		640,599

CAPITAL MARKETS — 5.4%
Affiliated Managers Group, Inc. 4.25%, 2/15/2024	100,000	100,193
Ameriprise Financial, Inc. 5.30%, 3/15/2020	150,000	169,445
Ares Capital Corp. 4.88%, 11/30/2018	100,000	103,000
BlackRock, Inc.:
3.38%, 6/1/2022	350,000	353,725
5.00%, 12/10/2019	356,000	400,658
HSBC Finance Capital Trust IX 5.91%, 11/30/2035 (c)	200,000	207,500
HSBC USA, Inc. 1.63%, 1/16/2018	200,000	198,118
Jefferies Group, Inc. 5.13%, 4/13/2018	350,000	379,951
Morgan Stanley:
2.13%, 4/25/2018	568,000	566,501
3.45%, 11/2/2015	1,000,000	1,037,939
3.75%, 2/25/2023 (b)	1,096,000	1,089,794
3.80%, 4/29/2016	1,950,000	2,053,229
4.10%, 5/22/2023	250,000	247,074
5.50%, 1/26/2020	250,000	281,528
5.50%, 7/28/2021	700,000	789,962
5.55%, 4/27/2017	500,000	556,897
5.63%, 9/23/2019	635,000	721,607
5.75%, 10/18/2016	600,000	665,371
5.75%, 1/25/2021	50,000	57,174
6.00%, 4/28/2015	150,000	158,278
6.63%, 4/1/2018	600,000	698,803
7.30%, 5/13/2019	400,000	484,322
Northern Trust Corp.:
3.38%, 8/23/2021	150,000	155,262
3.45%, 11/4/2020	100,000	105,036
TD Ameritrade Holding Corp. 5.60%, 12/1/2019	145,000	164,805
The Bank of New York Mellon Corp.:
0.70%, 10/23/2015	120,000	120,032
1.97%, 6/20/2017	150,000	152,913
2.10%, 8/1/2018	120,000	119,935
2.30%, 7/28/2016	70,000	72,214
3.55%, 9/23/2021	375,000	385,946
3.65%, 2/4/2024	150,000	151,037
4.15%, 2/1/2021	250,000	268,190
4.60%, 1/15/2020	39,000	43,026
The Bear Stearns Cos. LLC:
4.65%, 7/2/2018	250,000	274,058
5.55%, 1/22/2017	500,000	553,573
7.25%, 2/1/2018	845,000	1,006,402
The Goldman Sachs Group, Inc.:
2.38%, 1/22/2018	1,225,000	1,232,638
2.90%, 7/19/2018	500,000	510,495
3.63%, 2/7/2016	1,150,000	1,202,980
3.63%, 1/22/2023 (b)	750,000	737,724
3.70%, 8/1/2015	1,250,000	1,296,071
4.00%, 3/3/2024	865,000	859,008
5.25%, 7/27/2021	650,000	719,551
5.38%, 3/15/2020	400,000	446,072
5.63%, 1/15/2017	350,000	386,444
5.75%, 1/24/2022	400,000	453,865
5.95%, 1/18/2018	1,100,000	1,244,591
6.00%, 6/15/2020	550,000	631,586
6.15%, 4/1/2018	60,000	68,501
7.50%, 2/15/2019	600,000	725,659

		25,408,683

CHEMICALS — 2.0%
Agrium, Inc. 3.50%, 6/1/2023 (b)	350,000	340,725
Air Products & Chemicals, Inc.:
2.00%, 8/2/2016	55,000	56,290
4.38%, 8/21/2019	100,000	109,327
Airgas, Inc. 1.65%, 2/15/2018	250,000	244,167
CF Industries, Inc. 7.13%, 5/1/2020	350,000	417,213
E.I. du Pont de Nemours & Co.:
2.80%, 2/15/2023	250,000	238,121
4.25%, 4/1/2021	50,000	53,968
4.63%, 1/15/2020	150,000	166,111
5.25%, 12/15/2016	250,000	278,061
6.00%, 7/15/2018	250,000	290,751
Eastman Chemical Co.:
3.00%, 12/15/2015	150,000	155,106
3.60%, 8/15/2022	350,000	347,856

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Ecolab, Inc.:
1.00%, 8/9/2015	$94,000	$94,212
4.35%, 12/8/2021	300,000	324,281
International Flavors & Fragrances, Inc. 3.20%, 5/1/2023	50,000	47,471
Lubrizol Corp. 8.88%, 2/1/2019	150,000	192,381
LYB International Finance BV 4.00%, 7/15/2023 (b)	40,000	40,760
LyondellBasell Industries NV:
5.00%, 4/15/2019	150,000	166,237
6.00%, 11/15/2021	500,000	583,304
Methanex Corp. 3.25%, 12/15/2019	100,000	100,188
Monsanto Co.:
2.20%, 7/15/2022	150,000	139,617
2.75%, 4/15/2016	100,000	104,077
NewMarket Corp. 4.10%, 12/15/2022	50,000	49,545
Potash Corp. of Saskatchewan, Inc.:
3.75%, 9/30/2015	360,000	375,324
4.88%, 3/30/2020	450,000	496,958
PPG Industries, Inc.:
2.70%, 8/15/2022	250,000	236,368
6.65%, 3/15/2018	100,000	116,097
Praxair, Inc.:
1.25%, 11/7/2018	250,000	240,589
2.20%, 8/15/2022	150,000	138,792
2.45%, 2/15/2022	250,000	237,453
3.25%, 9/15/2015	250,000	259,468
4.05%, 3/15/2021	100,000	107,031
RPM International, Inc. 6.13%, 10/15/2019	300,000	339,125
The Dow Chemical Co.:
2.50%, 2/15/2016	350,000	360,359
3.00%, 11/15/2022	150,000	142,569
4.13%, 11/15/2021	550,000	575,617
4.25%, 11/15/2020	40,000	42,373
8.55%, 5/15/2019	560,000	716,853
The Mosaic Co. 3.75%, 11/15/2021	150,000	151,880
The Sherwin-Williams Co. 1.35%, 12/15/2017	250,000	247,044
Valspar Corp. 4.20%, 1/15/2022	50,000	51,381
Westlake Chemical Corp. 3.60%, 7/15/2022	29,000	28,237

		9,403,287

COMMERCIAL SERVICES & SUPPLIES — 0.6%
Avery Dennison Corp. 3.35%, 4/15/2023	100,000	93,838
Cintas Corp.:
4.30%, 6/1/2021	250,000	262,161
6.13%, 12/1/2017	100,000	112,620
MasterCard, Inc. 3.38%, 4/1/2024	70,000	69,998
Pitney Bowes, Inc.:
5.75%, 9/15/2017	150,000	168,528
6.25%, 3/15/2019	135,000	152,323
Princeton University 4.95%, 3/1/2019	3,000	3,385
Republic Services, Inc.:
3.55%, 6/1/2022	650,000	646,655
5.50%, 9/15/2019	305,000	345,846
The Western Union Co.:
5.25%, 4/1/2020 (b)	135,000	144,219
5.93%, 10/1/2016	150,000	165,895
Total System Services, Inc. 2.38%, 6/1/2018	100,000	98,792
Waste Management, Inc.:
4.60%, 3/1/2021	210,000	227,196
7.38%, 3/11/2019	150,000	182,306

		2,673,762

COMMUNICATIONS EQUIPMENT — 0.8%
Cisco Systems, Inc.:
1.10%, 3/3/2017	890,000	889,992
2.13%, 3/1/2019	500,000	499,115
2.90%, 3/4/2021	55,000	55,005
3.15%, 3/14/2017	150,000	158,325
4.45%, 1/15/2020	550,000	605,487
4.95%, 2/15/2019	320,000	358,662
5.50%, 2/22/2016	300,000	327,669
Juniper Networks, Inc.:
3.10%, 3/15/2016	35,000	36,144
4.60%, 3/15/2021	100,000	104,070
Motorola Solutions, Inc. 3.75%, 5/15/2022	250,000	245,263
Telefonaktiebolaget LM Ericsson 4.13%, 5/15/2022	250,000	255,180

		3,534,912

CONSTRUCTION & ENGINEERING — 0.2%
ABB Finance USA, Inc.:
1.63%, 5/8/2017	250,000	251,093
2.88%, 5/8/2022	100,000	97,100
Fluor Corp. 3.38%, 9/15/2021	250,000	250,976
URS Corp. 5.00%, 4/1/2022 (b)	150,000	148,875

		748,044

CONSUMER FINANCE — 1.0%
Caterpillar Financial Services Corp.:
0.70%, 11/6/2015	250,000	250,557
1.35%, 9/6/2016	600,000	607,350
1.63%, 6/1/2017	100,000	100,910
2.05%, 8/1/2016	500,000	511,962
7.15%, 2/15/2019	250,000	302,838
Discover Financial Services:
3.85%, 11/21/2022	350,000	341,800
5.20%, 4/27/2022	100,000	106,605
John Deere Capital Corp.:
1.05%, 12/15/2016	200,000	200,748
1.20%, 10/10/2017	250,000	247,602
1.70%, 1/15/2020	150,000	143,075
1.85%, 9/15/2016	250,000	255,021
1.95%, 12/13/2018 (b)	150,000	149,577
2.25%, 4/17/2019	150,000	150,405
2.80%, 9/18/2017	250,000	258,612
2.80%, 3/4/2021	500,000	494,141
3.90%, 7/12/2021	150,000	159,015

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

5.75%, 9/10/2018	$350,000	$404,014

		4,684,232

CONTAINERS & PACKAGING — 0.1%
Bemis Co., Inc. 4.50%, 10/15/2021	150,000	157,362
Packaging Corp. of America 4.50%, 11/1/2023	33,000	34,287
Rock Tenn Co. 4.90%, 3/1/2022	200,000	213,851

		405,500

DIVERSIFIED CONSUMER SERVICES — 0.1%
Stanford University 4.75%, 5/1/2019	250,000	280,078

DIVERSIFIED FINANCIAL SERVICES — 14.3%
Air Lease Corp.:
3.38%, 1/15/2019	150,000	152,695
3.88%, 4/1/2021	50,000	50,170
4.75%, 3/1/2020	250,000	265,000
American Express Co.:
1.55%, 5/22/2018	50,000	48,947
2.65%, 12/2/2022	250,000	236,463
6.15%, 8/28/2017	450,000	517,750
6.80%, 9/1/2066 (c)	200,000	218,000
7.00%, 3/19/2018	300,000	356,130
8.13%, 5/20/2019	305,000	386,642
American Express Credit Corp.:
2.13%, 7/27/2018	250,000	250,120
2.13%, 3/18/2019	200,000	199,924
2.75%, 9/15/2015	400,000	411,960
2.80%, 9/19/2016	450,000	469,241
American Honda Finance Corp.:
1.13%, 10/7/2016	300,000	301,587
2.13%, 10/10/2018	200,000	200,793
Ameriprise Financial, Inc. 5.65%, 11/15/2015	125,000	134,456
Associates Corp. of North America 6.95%, 11/1/2018	250,000	295,947
Bank of America Corp.:
1.25%, 1/11/2016	500,000	502,355
1.50%, 10/9/2015	600,000	604,958
2.00%, 1/11/2018	800,000	797,018
2.60%, 1/15/2019	114,000	114,340
3.30%, 1/11/2023	500,000	480,192
3.63%, 3/17/2016	750,000	786,162
3.70%, 9/1/2015	300,000	311,702
3.75%, 7/12/2016	600,000	633,866
3.88%, 3/22/2017	300,000	319,478
4.13%, 1/22/2024 (b)	250,000	251,588
4.50%, 4/1/2015	755,000	783,062
4.75%, 8/1/2015	250,000	262,685
5.00%, 5/13/2021	350,000	384,535
5.25%, 12/1/2015	700,000	745,046
5.63%, 7/1/2020	800,000	907,473
5.65%, 5/1/2018	725,000	818,735
5.70%, 1/24/2022	250,000	285,920
5.75%, 12/1/2017	700,000	791,537
5.88%, 1/5/2021	600,000	691,915
6.00%, 9/1/2017	500,000	566,960
6.50%, 8/1/2016	600,000	670,994
6.88%, 4/25/2018	1,267,000	1,490,082
Bank of America NA 5.30%, 3/15/2017	500,000	549,991
Boeing Capital Corp.:
2.13%, 8/15/2016	100,000	103,254
2.90%, 8/15/2018	50,000	52,275
4.70%, 10/27/2019	250,000	279,363
BP Capital Markets PLC:
3.13%, 10/1/2015	250,000	259,290
3.20%, 3/11/2016	650,000	680,142
4.50%, 10/1/2020	350,000	379,870
Capital One Bank USA NA:
1.20%, 2/13/2017	250,000	248,388
8.80%, 7/15/2019	895,000	1,143,884
Capital One Financial Corp.:
3.15%, 7/15/2016	60,000	62,689
6.15%, 9/1/2016	250,000	278,817
Citigroup, Inc.:
1.25%, 1/15/2016	550,000	552,119
1.30%, 4/1/2016	600,000	601,989
1.70%, 7/25/2016	300,000	303,402
1.75%, 5/1/2018	150,000	147,302
2.25%, 8/7/2015	600,000	610,826
3.38%, 3/1/2023	368,000	353,416
3.50%, 5/15/2023	250,000	235,116
3.88%, 10/25/2023	250,000	247,819
4.50%, 1/14/2022	510,000	538,231
4.59%, 12/15/2015	1,100,000	1,165,930
4.75%, 5/19/2015	400,000	417,638
5.30%, 1/7/2016	250,000	268,399
5.38%, 8/9/2020	100,000	112,336
5.50%, 2/15/2017	540,000	596,628
5.85%, 8/2/2016	500,000	552,269
6.13%, 11/21/2017	250,000	285,915
6.13%, 5/15/2018	250,000	287,576
8.50%, 5/22/2019	590,000	750,197
Credit Suisse USA, Inc.:
5.13%, 8/15/2015	300,000	317,746
5.38%, 3/2/2016	300,000	323,456
5.85%, 8/16/2016	250,000	277,761
Ford Motor Credit Co. LLC:
1.70%, 5/9/2016	250,000	252,894
2.38%, 1/16/2018	250,000	252,371
2.75%, 5/15/2015	500,000	510,405
2.88%, 10/1/2018 (b)	300,000	306,263
3.00%, 6/12/2017	300,000	311,414
4.38%, 8/6/2023 (b)	250,000	258,319
5.63%, 9/15/2015	150,000	159,701
5.75%, 2/1/2021	250,000	285,129
5.88%, 8/2/2021	650,000	747,032
6.63%, 8/15/2017	750,000	863,869
7.00%, 4/15/2015	1,000,000	1,063,126
Franklin Resources, Inc. 2.80%, 9/15/2022	150,000	143,163
General Electric Capital Corp.:
1.00%, 1/8/2016	750,000	754,849
1.50%, 7/12/2016	250,000	253,253
1.63%, 7/2/2015	750,000	760,032
1.63%, 4/2/2018	250,000	248,193
2.30%, 4/27/2017	300,000	308,728
2.30%, 1/14/2019	300,000	302,127
2.90%, 1/9/2017	600,000	627,049

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

3.10%, 1/9/2023 (b)	$475,000	$463,362
3.50%, 6/29/2015	500,000	518,507
4.38%, 9/16/2020	350,000	379,923
4.63%, 1/7/2021	250,000	275,099
4.65%, 10/17/2021	250,000	274,558
5.00%, 1/8/2016	750,000	806,580
5.30%, 2/11/2021 (b)	495,000	556,119
5.40%, 2/15/2017	750,000	836,174
5.50%, 1/8/2020	550,000	631,329
5.63%, 9/15/2017	250,000	283,692
5.63%, 5/1/2018	670,000	765,813
6.00%, 8/7/2019	250,000	293,375
6.38%, 11/15/2067 (c)	150,000	165,000
HSBC Finance Corp.:
5.00%, 6/30/2015 (b)	310,000	325,200
5.25%, 4/15/2015 (b)	150,000	156,873
6.68%, 1/15/2021	500,000	582,852
IntercontinentalExchange Group, Inc. 4.00%, 10/15/2023	200,000	206,812
Jefferies Group LLC 5.13%, 1/20/2023	367,000	385,531
JPMorgan Chase & Co.:
1.13%, 2/26/2016	250,000	250,625
1.35%, 2/15/2017	750,000	749,782
1.63%, 5/15/2018	1,250,000	1,227,974
2.00%, 8/15/2017	250,000	252,198
2.35%, 1/28/2019 (b)	250,000	250,076
2.60%, 1/15/2016	600,000	617,170
3.15%, 7/5/2016	1,200,000	1,252,528
3.20%, 1/25/2023	800,000	776,850
3.25%, 9/23/2022	700,000	686,987
3.38%, 5/1/2023	250,000	236,631
3.40%, 6/24/2015	500,000	515,996
3.45%, 3/1/2016	500,000	522,787
4.35%, 8/15/2021	150,000	160,681
4.40%, 7/22/2020	300,000	323,195
4.50%, 1/24/2022	500,000	538,321
4.63%, 5/10/2021	150,000	163,437
5.15%, 10/1/2015	300,000	318,018
6.13%, 6/27/2017	250,000	283,607
6.30%, 4/23/2019	400,000	470,314
Lazard Group LLC:
4.25%, 11/14/2020	71,000	73,428
6.85%, 6/15/2017	145,000	164,882
Leucadia National Corp. 5.50%, 10/18/2023	200,000	207,409
Merrill Lynch & Co., Inc.:
5.30%, 9/30/2015	250,000	264,734
6.40%, 8/28/2017	250,000	286,742
6.50%, 7/15/2018	300,000	346,743
6.88%, 11/15/2018	300,000	356,758
Moody’s Corp. 4.50%, 9/1/2022	250,000	256,442
National Rural Utilities Cooperative Finance Corp.:
1.10%, 1/27/2017	250,000	249,375
4.75%, 4/30/2043 (c)	100,000	94,500
5.45%, 2/1/2018	250,000	280,851
10.38%, 11/1/2018	185,000	248,733
Nomura Holdings, Inc.:
2.00%, 9/13/2016	250,000	252,454
4.13%, 1/19/2016	202,000	212,155
6.70%, 3/4/2020	155,000	182,572
ORIX Corp.:
3.75%, 3/9/2017	150,000	158,025
5.00%, 1/12/2016 (b)	300,000	319,965
PACCAR Financial Corp.:
0.70%, 11/16/2015	150,000	149,923
1.15%, 8/16/2016	150,000	150,590
Royal Bank of Scotland Group PLC:
2.55%, 9/18/2015	426,000	434,696
4.38%, 3/16/2016	300,000	319,044
5.63%, 8/24/2020	450,000	507,307
The Charles Schwab Corp. 4.45%, 7/22/2020	250,000	272,439
The Nasdaq OMX Group, Inc.:
5.25%, 1/16/2018	60,000	65,560
5.55%, 1/15/2020	246,000	269,331
Toyota Motor Credit Corp.:
0.88%, 7/17/2015	250,000	251,105
1.25%, 10/5/2017	200,000	198,091
1.38%, 1/10/2018	250,000	246,922
1.75%, 5/22/2017	300,000	304,046
2.00%, 9/15/2016	50,000	51,380
2.00%, 10/24/2018	300,000	299,959
2.10%, 1/17/2019	500,000	499,019
2.63%, 1/10/2023 (b)	150,000	142,168
2.80%, 1/11/2016	150,000	155,794
3.20%, 6/17/2015	150,000	154,824
3.30%, 1/12/2022	300,000	303,586
3.40%, 9/15/2021	150,000	154,230
4.25%, 1/11/2021	150,000	163,093
UBS AG of Stamford, CT:
4.88%, 8/4/2020 (b)	22,000	24,281
5.75%, 4/25/2018	421,000	480,360
5.88%, 7/15/2016	500,000	551,534
5.88%, 12/20/2017	233,000	266,098

		66,963,503

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.6%
America Movil SAB de CV 5.00%, 10/16/2019	350,000	384,309
AT&T, Inc.:
0.80%, 12/1/2015	300,000	300,497
0.90%, 2/12/2016	300,000	300,666
1.70%, 6/1/2017	250,000	251,924
2.30%, 3/11/2019 (b)	500,000	498,766
2.50%, 8/15/2015	250,000	255,954
2.63%, 12/1/2022 (b)	450,000	416,767
2.95%, 5/15/2016	250,000	260,696
3.00%, 2/15/2022	300,000	289,041
3.88%, 8/15/2021	350,000	363,639
5.60%, 5/15/2018	150,000	170,859
British Telecommunications PLC:
1.63%, 6/28/2016	250,000	253,276
5.95%, 1/15/2018	400,000	456,061
Harris Corp. 6.38%, 6/15/2019	100,000	115,976
Telefonica Emisiones SAU 3.19%, 4/27/2018	500,000	512,082
Verizon Communications, Inc.:
1.10%, 11/1/2017	250,000	245,575
2.00%, 11/1/2016	300,000	307,169

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

2.45%, 11/1/2022	$250,000	$226,757
2.50%, 9/15/2016	674,000	698,466
2.55%, 6/17/2019	500,000	502,610
3.00%, 4/1/2016	250,000	260,740
3.50%, 11/1/2021	50,000	50,247
3.65%, 9/14/2018	1,000,000	1,064,983
4.15%, 3/15/2024	450,000	458,835
4.50%, 9/15/2020	693,000	752,613
4.60%, 4/1/2021 (b)	350,000	377,205
4.90%, 9/15/2015	250,000	264,616
5.15%, 9/15/2023	1,850,000	2,025,971

		12,066,300

ELECTRIC UTILITIES — 3.9%
Alabama Power Co. 0.55%, 10/15/2015	100,000	99,436
Arizona Public Service Co. 6.25%, 8/1/2016	205,000	226,793
Baltimore Gas & Electric Co.:
3.35%, 7/1/2023	250,000	245,975
5.90%, 10/1/2016	150,000	167,629
Carolina Power & Light Co. 5.30%, 1/15/2019	100,000	113,707
CMS Energy Corp. 5.05%, 2/15/2018	250,000	276,471
Commonwealth Edison Co.:
3.40%, 9/1/2021	100,000	102,204
4.00%, 8/1/2020	60,000	63,745
5.80%, 3/15/2018	520,000	594,508
Consolidated Edison Co. of New York, Inc.:
5.85%, 4/1/2018	358,000	408,761
6.65%, 4/1/2019	155,000	186,163
Consumers Energy Co.:
3.38%, 8/15/2023	100,000	99,915
5.65%, 9/15/2018	100,000	114,918
Consumers Energy Co., Series M 5.50%, 8/15/2016	250,000	274,201
Delmarva Power & Light Co. 3.50%, 11/15/2023	150,000	150,653
Dominion Gas Holdings LLC 1.05%, 11/1/2016 (d)	250,000	249,430
Duke Energy Carolinas LLC:
1.75%, 12/15/2016	100,000	101,890
3.90%, 6/15/2021	150,000	159,238
Duke Energy Corp.:
1.63%, 8/15/2017	300,000	300,929
2.10%, 6/15/2018	250,000	250,462
3.05%, 8/15/2022	250,000	242,328
3.55%, 9/15/2021	200,000	204,408
Duke Energy Florida, Inc. 5.65%, 6/15/2018	300,000	343,649
Duke Energy Ohio, Inc. 5.45%, 4/1/2019	250,000	286,448
Duke Energy Progress, Inc. 5.25%, 12/15/2015	320,000	342,882
Edison International 3.75%, 9/15/2017	350,000	372,398
Entergy Corp.:
3.63%, 9/15/2015	300,000	307,220
5.13%, 9/15/2020	300,000	320,722
Entergy Mississippi, Inc. 3.10%, 7/1/2023 (b)	250,000	240,703
Exelon Corp. 4.90%, 6/15/2015	250,000	261,398
Exelon Generation Co. LLC:
4.00%, 10/1/2020	100,000	101,528
4.25%, 6/15/2022	100,000	101,176
Florida Power Corp. 3.10%, 8/15/2021	210,000	211,805
FPL Group Capital, Inc. 6.00%, 3/1/2019	470,000	538,320
Georgia Power Co.:
0.75%, 8/10/2015	100,000	100,092
4.25%, 12/1/2019	110,000	119,424
5.70%, 6/1/2017	100,000	113,304
Great Plains Energy, Inc.:
4.85%, 6/1/2021	75,000	81,290
5.29%, 6/15/2022	250,000	275,845
Indiana Michigan Power Co., Series I 7.00%, 3/15/2019	165,000	198,014
Kentucky Utilities Co. 1.63%, 11/1/2015	250,000	253,160
LG&E and KU Energy LLC 3.75%, 11/15/2020	300,000	308,345
Mississippi Power Co. 2.35%, 10/15/2016	250,000	256,726
National Fuel Gas Co. 3.75%, 3/1/2023	175,000	167,612
Nevada Power Co. 6.50%, 8/1/2018	305,000	359,701
NextEra Energy Capital Holdings, Inc. 2.60%, 9/1/2015	300,000	305,541
Nisource Finance Corp.:
6.13%, 3/1/2022	250,000	288,020
6.40%, 3/15/2018	250,000	288,407
Northeast Utilities 1.45%, 5/1/2018	250,000	243,164
NSTAR Electric Co. 2.38%, 10/15/2022	150,000	140,117
Ohio Power Co.:
5.38%, 10/1/2021	250,000	287,345
6.05%, 5/1/2018	250,000	284,732
Pacific Gas & Electric Co.:
2.45%, 8/15/2022 (b)	300,000	276,782
3.50%, 10/1/2020	250,000	256,896
8.25%, 10/15/2018	150,000	186,913
Peco Energy Co.:
1.20%, 10/15/2016	83,000	83,000
2.38%, 9/15/2022	100,000	94,105
PG&E Corp. 2.40%, 3/1/2019	200,000	197,861
Potomac Electric Power Co. 3.60%, 3/15/2024	50,000	50,635
PPL Capital Funding, Inc.:
1.90%, 6/1/2018	60,000	58,950
3.50%, 12/1/2022	150,000	146,966
PPL Electric Utilities Corp.:
2.50%, 9/1/2022	100,000	94,761
3.00%, 9/15/2021	100,000	100,484
PPL Energy Supply LLC 6.50%, 5/1/2018 (b)	300,000	335,738

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Progress Energy, Inc.:
4.40%, 1/15/2021	$150,000	$161,504
7.05%, 3/15/2019	256,000	307,812
PSEG Power LLC 5.13%, 4/15/2020	280,000	309,171
Public Service Co. of Colorado 5.13%, 6/1/2019	200,000	226,193
Public Service Electric & Gas Co.:
2.38%, 5/15/2023	250,000	231,434
2.70%, 5/1/2015	150,000	153,426
Puget Energy, Inc. 6.00%, 9/1/2021	200,000	231,060
South Carolina Electric & Gas Co. 5.25%, 11/1/2018	200,000	227,548
Southern California Edison Co. 3.88%, 6/1/2021	35,000	37,113
Southern Power Co. 4.88%, 7/15/2015	250,000	262,763
Southwestern Electric Power Co. 3.55%, 2/15/2022	250,000	252,076
Tampa Electric Co. 2.60%, 9/15/2022	150,000	142,037
TECO Finance, Inc. 5.15%, 3/15/2020	150,000	166,491
The Detroit Edison Co.:
2.65%, 6/15/2022	350,000	335,821
3.45%, 10/1/2020	100,000	104,213
The Southern Co. 2.45%, 9/1/2018	90,000	91,386
Union Electric Co.:
6.40%, 6/15/2017	250,000	283,728
6.70%, 2/1/2019	50,000	59,848
Virginia Electric and Power Co.:
3.45%, 2/15/2024	100,000	99,704
5.40%, 4/30/2018	155,000	175,855
Westar Energy, Inc. 5.10%, 7/15/2020	250,000	282,735
Wisconsin Electric Power Co. 4.25%, 12/15/2019	150,000	163,597

		18,321,458

ELECTRICAL EQUIPMENT — 0.4%
Agilent Technologies, Inc.:
5.00%, 7/15/2020	200,000	219,598
6.50%, 11/1/2017	400,000	462,233
Emerson Electric Co.:
2.63%, 2/15/2023	100,000	95,026
5.00%, 4/15/2019	200,000	222,400
5.25%, 10/15/2018	60,000	67,413
Jabil Circuit, Inc. 4.70%, 9/15/2022	500,000	495,000
Roper Industries, Inc.:
1.85%, 11/15/2017	80,000	79,222
2.05%, 10/1/2018	250,000	244,582

		1,885,474

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.2%
Amphenol Corp. 4.00%, 2/1/2022	150,000	150,728
Arrow Electronics, Inc. 5.13%, 3/1/2021	150,000	161,273
Avnet, Inc. 6.63%, 9/15/2016	160,000	179,531
Corning, Inc. 1.45%, 11/15/2017	200,000	196,310
Energizer Holdings, Inc. 4.70%, 5/24/2022	100,000	102,545
Tech Data Corp. 3.75%, 9/21/2017 (b)	100,000	102,454

		892,841

ENERGY EQUIPMENT & SERVICES — 0.5%
Cameron International Corp.:
4.50%, 6/1/2021	50,000	52,866
6.38%, 7/15/2018	250,000	289,232
FMC Technologies, Inc. 3.45%, 10/1/2022	100,000	95,338
Halliburton Co.:
1.00%, 8/1/2016	300,000	301,108
2.00%, 8/1/2018	100,000	100,028
3.25%, 11/15/2021 (b)	250,000	252,264
6.15%, 9/15/2019	125,000	147,482
Nabors Industries, Inc.:
4.63%, 9/15/2021	150,000	154,961
9.25%, 1/15/2019	595,000	742,711
National Oilwell Varco, Inc.:
1.35%, 12/1/2017	150,000	148,245
2.60%, 12/1/2022	100,000	94,430

		2,378,665

FOOD & STAPLES RETAILING — 1.8%
Costco Wholesale Corp.:
1.13%, 12/15/2017	250,000	247,076
1.70%, 12/15/2019	250,000	241,850
5.50%, 3/15/2017	300,000	334,192
CVS Caremark Corp.:
1.20%, 12/5/2016	600,000	603,483
2.25%, 12/5/2018	139,000	139,225
4.13%, 5/15/2021	250,000	265,350
4.75%, 5/18/2020	300,000	327,986
5.75%, 6/1/2017	317,000	358,609
Safeway, Inc.:
4.75%, 12/1/2021 (b)	100,000	102,750
5.00%, 8/15/2019	190,000	196,175
6.35%, 8/15/2017	300,000	343,500
Sysco Corp. 5.38%, 3/17/2019	200,000	227,340
Target Corp. 6.00%, 1/15/2018	460,000	528,381
The Kroger Co.:
2.30%, 1/15/2019	150,000	148,764
3.30%, 1/15/2021	150,000	149,562
3.40%, 4/15/2022	450,000	437,465
6.40%, 8/15/2017	250,000	286,747
Wal-Mart Stores, Inc.:
0.60%, 4/11/2016	750,000	751,364
1.13%, 4/11/2018	150,000	146,983
2.55%, 4/11/2023	250,000	234,430
2.80%, 4/15/2016	250,000	259,421
3.25%, 10/25/2020	300,000	311,459
3.63%, 7/8/2020	500,000	525,523
4.25%, 4/15/2021	375,000	409,384
5.38%, 4/5/2017	50,000	56,250

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

5.80%, 2/15/2018	$250,000	$288,625
Walgreen Co.:
1.80%, 9/15/2017	150,000	151,205
3.10%, 9/15/2022 (b)	125,000	120,165
5.25%, 1/15/2019	250,000	280,922

		8,474,186

FOOD PRODUCTS — 1.7%
Archer-Daniels-Midland Co.:
4.48%, 3/1/2021	150,000	162,539
5.45%, 3/15/2018	300,000	340,481
Bunge Ltd. Finance Corp. 3.20%, 6/15/2017	250,000	259,027
Bunge, Ltd. 8.50%, 6/15/2019	150,000	186,099
Campbell Soup Co.:
3.05%, 7/15/2017	100,000	104,691
4.25%, 4/15/2021	150,000	156,722
ConAgra Foods, Inc.:
1.35%, 9/10/2015	150,000	150,300
1.90%, 1/25/2018	251,000	248,773
2.10%, 3/15/2018	150,000	146,517
3.20%, 1/25/2023	250,000	238,928
7.00%, 4/15/2019	250,000	296,915
Delhaize Group SA 4.13%, 4/10/2019	100,000	104,200
General Mills, Inc.:
0.88%, 1/29/2016	80,000	80,341
3.15%, 12/15/2021	50,000	50,247
3.65%, 2/15/2024	111,000	111,668
5.70%, 2/15/2017	250,000	280,681
Ingredion, Inc. 1.80%, 9/25/2017	150,000	147,107
Kellogg Co.:
1.75%, 5/17/2017	200,000	201,336
1.88%, 11/17/2016	200,000	203,952
3.25%, 5/21/2018	35,000	36,554
4.15%, 11/15/2019	150,000	161,328
4.45%, 5/30/2016	300,000	321,765
Kraft Foods Group, Inc.:
2.25%, 6/5/2017	525,000	538,319
3.50%, 6/6/2022	250,000	251,314
5.38%, 2/10/2020	150,000	171,052
6.13%, 8/23/2018	150,000	174,919
McCormick & Co., Inc. 3.50%, 9/1/2023	107,000	108,045
Mondelez International, Inc.:
4.13%, 2/9/2016	260,000	275,444
5.38%, 2/10/2020	810,000	915,729
6.13%, 8/23/2018	130,000	150,708
The Hershey Co. 1.50%, 11/1/2016	250,000	253,888
The Hillshire Brands Co. 2.75%, 9/15/2015	200,000	202,458
The JM Smucker Co. 3.50%, 10/15/2021	300,000	305,071
Tyson Foods, Inc. 4.50%, 6/15/2022 (b)	200,000	208,481
Unilever Capital Corp.:
0.85%, 8/2/2017	150,000	147,174
2.20%, 3/6/2019	250,000	249,847
4.25%, 2/10/2021	150,000	163,333

		8,105,953

GAS UTILITIES — 0.2%
AGL Capital Corp. 3.50%, 9/15/2021	140,000	143,728
Atmos Energy Corp. 8.50%, 3/15/2019	150,000	192,403
National Grid PLC 6.30%, 8/1/2016	100,000	111,620
Questar Corp. 2.75%, 2/1/2016	315,000	320,427

		768,178

HEALTH CARE EQUIPMENT & SUPPLIES — 1.2%
Baxter International, Inc.:
1.85%, 1/15/2017	500,000	504,892
2.40%, 8/15/2022	200,000	186,569
3.20%, 6/15/2023	250,000	242,687
4.50%, 8/15/2019	150,000	165,125
Becton Dickinson and Co.:
3.13%, 11/8/2021	150,000	150,297
3.25%, 11/12/2020	250,000	253,974
Boston Scientific Corp.:
6.00%, 1/15/2020	250,000	287,807
6.40%, 6/15/2016	275,000	305,966
C.R. Bard, Inc.:
1.38%, 1/15/2018	100,000	97,970
2.88%, 1/15/2016	75,000	78,182
CareFusion Corp. 3.30%, 3/1/2023	100,000	93,466
Covidien International Finance SA:
2.80%, 6/15/2015	350,000	358,243
2.95%, 6/15/2023	100,000	94,375
6.00%, 10/15/2017	500,000	574,274
DENTSPLY International, Inc. 4.13%, 8/15/2021	100,000	102,480
Edwards Lifesciences Corp. 2.88%, 10/15/2018	150,000	150,075
Johnson & Johnson 2.95%, 9/1/2020	250,000	254,944
Medtronic, Inc.:
2.63%, 3/15/2016 (b)	250,000	259,233
2.75%, 4/1/2023	300,000	285,545
3.13%, 3/15/2022	250,000	249,993
4.45%, 3/15/2020	185,000	202,454
St. Jude Medical, Inc. 2.50%, 1/15/2016	250,000	257,037
Stryker Corp. 2.00%, 9/30/2016	300,000	308,208
Zimmer Holdings, Inc. 3.38%, 11/30/2021	150,000	149,509

		5,613,305

HEALTH CARE PROVIDERS & SERVICES — 1.8%
Aetna, Inc.:
1.50%, 11/15/2017	250,000	248,884
2.75%, 11/15/2022	250,000	235,691
3.95%, 9/1/2020	150,000	157,784
AmerisourceBergen Corp. 4.88%, 11/15/2019	250,000	276,079

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Cardinal Health, Inc.:
3.20%, 3/15/2023	$150,000	$144,600
5.80%, 10/15/2016	250,000	278,940
Catholic Health Initiatives 2.95%, 11/1/2022	300,000	279,889
CIGNA Corp.:
4.00%, 2/15/2022	250,000	258,718
4.50%, 3/15/2021	150,000	161,451
5.13%, 6/15/2020	350,000	388,401
Coventry Health Care, Inc. 5.45%, 6/15/2021	190,000	216,782
Express Scripts Holding Co.:
2.65%, 2/15/2017	750,000	776,291
3.90%, 2/15/2022	500,000	512,766
4.75%, 11/15/2021	250,000	271,693
Humana, Inc. 7.20%, 6/15/2018	260,000	309,249
Laboratory Corp. of America Holdings:
2.20%, 8/23/2017	67,000	67,612
2.50%, 11/1/2018	150,000	149,465
3.13%, 5/15/2016	250,000	260,149
Quest Diagnostics, Inc.:
4.70%, 4/1/2021	150,000	158,463
5.45%, 11/1/2015	250,000	266,491
UnitedHealth Group, Inc.:
1.40%, 10/15/2017	67,000	66,632
1.88%, 11/15/2016	250,000	256,041
3.38%, 11/15/2021	250,000	253,259
3.88%, 10/15/2020	250,000	263,440
4.70%, 2/15/2021 (b)	200,000	219,965
6.00%, 2/15/2018	250,000	286,945
WellPoint, Inc.:
3.13%, 5/15/2022	375,000	359,338
3.30%, 1/15/2023	250,000	240,629
4.35%, 8/15/2020	300,000	317,376
5.25%, 1/15/2016	200,000	215,365
5.88%, 6/15/2017	300,000	337,102
7.00%, 2/15/2019	45,000	53,453

		8,288,943

HOTELS, RESTAURANTS & LEISURE — 0.8%
Brinker International, Inc. 3.88%, 5/15/2023	100,000	92,700
Carnival Corp.:
1.88%, 12/15/2017	250,000	245,542
3.95%, 10/15/2020	300,000	304,091
Darden Restaurants, Inc. 6.20%, 10/15/2017	150,000	168,249
Hyatt Hotels Corp. 3.38%, 7/15/2023	60,000	56,775
International Game Technology 5.50%, 6/15/2020 (b)	100,000	108,777
Marriott International, Inc.:
3.38%, 10/15/2020	167,000	167,505
6.38%, 6/15/2017	150,000	168,135
McDonald’s Corp.:
2.63%, 1/15/2022	150,000	145,350
3.50%, 7/15/2020	55,000	57,615
3.63%, 5/20/2021	50,000	52,303
5.30%, 3/15/2017	40,000	44,772
5.35%, 3/1/2018	390,000	443,505
5.80%, 10/15/2017	150,000	171,924
Starbucks Corp.:
3.85%, 10/1/2023	250,000	255,971
6.25%, 8/15/2017	450,000	520,019
Starwood Hotels & Resorts Worldwide, Inc. 6.75%, 5/15/2018	250,000	289,101
Wyndham Worldwide Corp.:
2.50%, 3/1/2018	100,000	98,772
5.63%, 3/1/2021	250,000	272,824
Yum! Brands, Inc.:
3.75%, 11/1/2021	30,000	30,433
5.30%, 9/15/2019	150,000	165,707
6.25%, 3/15/2018	55,000	63,139

		3,923,209

HOUSEHOLD DURABLES — 0.3%
Leggett & Platt, Inc. 3.40%, 8/15/2022	100,000	97,676
Mohawk Industries, Inc.:
3.85%, 2/1/2023	150,000	146,962
6.13%, 1/15/2016	250,000	275,625
Newell Rubbermaid, Inc.:
4.70%, 8/15/2020	150,000	160,789
6.25%, 4/15/2018	150,000	171,896
NVR, Inc. 3.95%, 9/15/2022	250,000	245,145
Whirlpool Corp.:
4.85%, 6/15/2021	50,000	54,114
6.50%, 6/15/2016	250,000	274,889

		1,427,096

HOUSEHOLD PRODUCTS — 0.5%
Colgate-Palmolive Co.:
1.75%, 3/15/2019	300,000	296,014
2.30%, 5/3/2022	150,000	141,726
2.95%, 11/1/2020 (b)	250,000	250,845
Kimberly-Clark Corp.:
3.63%, 8/1/2020	85,000	88,976
7.50%, 11/1/2018	195,000	241,135
The Clorox Co. 3.80%, 11/15/2021	250,000	257,076
The Procter & Gamble Co.:
1.45%, 8/15/2016	250,000	254,286
1.80%, 11/15/2015	550,000	560,730
2.30%, 2/6/2022 (b)	250,000	238,258
Tupperware Brands Corp. 4.75%, 6/1/2021	100,000	104,337

		2,433,383

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
TransAlta Corp. 6.65%, 5/15/2018	300,000	340,740

INDUSTRIAL CONGLOMERATES — 0.9%
3M Co.:
1.00%, 6/26/2017	220,000	218,397
2.00%, 6/26/2022	450,000	419,712
Cooper US, Inc.:
2.38%, 1/15/2016	100,000	102,002
3.88%, 12/15/2020	150,000	156,637
Crane Co. 2.75%, 12/15/2018	100,000	100,160

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

GE Capital Trust I 6.38%, 11/15/2067 (c)	$600,000	$660,000
General Electric Co.:
0.85%, 10/9/2015	100,000	100,467
2.70%, 10/9/2022	250,000	241,916
5.25%, 12/6/2017	1,010,000	1,143,934
Koninklijke Philips Electronics NV:
3.75%, 3/15/2022	200,000	205,188
5.75%, 3/11/2018	300,000	342,303
Pentair Finance SA 5.00%, 5/15/2021	150,000	161,029
Tyco Electronics Group SA:
2.38%, 12/17/2018	40,000	39,667
6.55%, 10/1/2017	210,000	241,144

		4,132,556

INSURANCE — 3.7%
ACE INA Holdings, Inc.:
2.60%, 11/23/2015	250,000	257,378
5.90%, 6/15/2019	155,000	180,872
AEGON Funding Co. LLC 5.75%, 12/15/2020	100,000	113,896
Aflac, Inc.:
2.65%, 2/15/2017	250,000	259,985
8.50%, 5/15/2019	145,000	185,669
Alleghany Corp. 4.95%, 6/27/2022	100,000	107,148
Allied World Assurance Co., Ltd. 7.50%, 8/1/2016	100,000	113,359
American International Group, Inc.:
3.80%, 3/22/2017	150,000	160,090
4.88%, 6/1/2022	250,000	273,381
5.45%, 5/18/2017	250,000	278,619
5.85%, 1/16/2018	725,000	827,464
6.40%, 12/15/2020	250,000	297,705
8.25%, 8/15/2018	1,100,000	1,372,642
AON Corp. 5.00%, 9/30/2020	225,000	249,103
Axis Specialty Finance LLC 5.88%, 6/1/2020	100,000	112,988
Berkshire Hathaway Finance Corp.:
0.95%, 8/15/2016	250,000	250,940
1.30%, 5/15/2018	100,000	98,166
4.25%, 1/15/2021 (b)	100,000	108,742
5.40%, 5/15/2018	320,000	365,387
Berkshire Hathaway, Inc.:
1.55%, 2/9/2018	150,000	149,090
1.90%, 1/31/2017	200,000	204,445
2.20%, 8/15/2016	250,000	258,269
3.00%, 2/11/2023	250,000	245,304
3.40%, 1/31/2022	150,000	153,362
Chubb Corp. 6.38%, 3/29/2067 (c)	195,000	215,962
CNA Financial Corp.:
5.88%, 8/15/2020	150,000	171,907
6.50%, 8/15/2016 (b)	150,000	168,386
Fidelity National Financial, Inc. 5.50%, 9/1/2022	100,000	106,037
First American Financial Corp. 4.30%, 2/1/2023	100,000	96,952
Genworth Financial, Inc.:
7.20%, 2/15/2021	150,000	178,829
7.63%, 9/24/2021	100,000	122,690
8.63%, 12/15/2016 (b)	150,000	177,393
Genworth Holdings, Inc. 4.90%, 8/15/2023	86,000	90,109
Hartford Financial Services Group, Inc.:
5.13%, 4/15/2022	150,000	166,890
5.50%, 3/30/2020 (b)	250,000	282,855
Infinity Property & Casualty Corp. 5.00%, 9/19/2022	100,000	102,952
ING US, Inc.:
2.90%, 2/15/2018	300,000	307,042
5.50%, 7/15/2022	100,000	111,794
Lincoln National Corp.:
7.00%, 5/17/2066 (a)(c)	600,000	612,000
8.75%, 7/1/2019	300,000	385,499
Loews Corp. 2.63%, 5/15/2023	100,000	91,554
Manulife Financial Corp. 3.40%, 9/17/2015	100,000	103,573
Markel Corp.:
3.63%, 3/30/2023	150,000	146,058
7.13%, 9/30/2019	150,000	180,612
Marsh & McLennan Cos., Inc.:
2.55%, 10/15/2018	75,000	75,908
4.80%, 7/15/2021	50,000	54,104
MetLife, Inc.:
3.05%, 12/15/2022	150,000	145,368
4.37%, 9/15/2023	200,000	212,605
4.75%, 2/8/2021	250,000	277,313
6.75%, 6/1/2016	515,000	578,427
6.82%, 8/15/2018	150,000	178,969
Montpelier Re Holdings, Ltd. 4.70%, 10/15/2022	100,000	100,520
OneBeacon US Holdings, Inc. 4.60%, 11/9/2022	100,000	99,467
PartnerRe, Ltd. 5.50%, 6/1/2020	100,000	111,512
Principal Financial Group, Inc. 8.88%, 5/15/2019	250,000	319,065
ProAssurance Corp. 5.30%, 11/15/2023	100,000	105,985
Prudential Financial, Inc.:
3.00%, 5/12/2016 (b)	250,000	260,486
4.50%, 11/16/2021	250,000	271,030
4.75%, 9/17/2015	320,000	338,411
5.63%, 6/15/2043 (a)(c)	500,000	510,000
5.88%, 9/15/2042 (c)	250,000	260,625
7.38%, 6/15/2019	250,000	307,304
Reinsurance Group of America, Inc. 6.45%, 11/15/2019	250,000	287,841
StanCorp Financial Group, Inc. 5.00%, 8/15/2022	100,000	104,335
The Allstate Corp. 5.75%, 8/15/2053 (c)	350,000	366,625
The Progressive Corp. 3.75%, 8/23/2021	150,000	156,645
The Travelers Cos., Inc.:
5.80%, 5/15/2018 (b)	105,000	120,204
6.25%, 6/20/2016	320,000	356,856
Torchmark Corp. 3.80%, 9/15/2022 (b)	75,000	73,535

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Transatlantic Holdings, Inc. 5.75%, 12/14/2015	$100,000	$107,839
Trinity Acquisition PLC 4.63%, 8/15/2023	150,000	152,848
Unum Group 7.13%, 9/30/2016	100,000	113,632
Willis North America, Inc. 6.20%, 3/28/2017	250,000	276,273
WR Berkley Corp. 4.63%, 3/15/2022	150,000	157,424
XLIT, Ltd. 2.30%, 12/15/2018	200,000	198,115

		17,122,369

INTERNET & CATALOG RETAIL — 0.0% (e)
Expedia, Inc. 5.95%, 8/15/2020	200,000	222,000

INTERNET SOFTWARE & SERVICES — 0.4%
Amazon.com, Inc.:
1.20%, 11/29/2017	250,000	247,070
2.50%, 11/29/2022	300,000	279,341
Baidu, Inc.:
2.25%, 11/28/2017	50,000	50,206
3.50%, 11/28/2022 (b)	150,000	142,173
eBay, Inc.:
0.70%, 7/15/2015	288,000	288,621
2.60%, 7/15/2022 (b)	150,000	142,276
3.25%, 10/15/2020	150,000	154,018
Google, Inc.:
3.38%, 2/25/2024	250,000	251,666
3.63%, 5/19/2021	150,000	158,892

		1,714,263

IT SERVICES — 0.4%
Broadridge Financial Solutions, Inc. 3.95%, 9/1/2020	100,000	100,771
Fiserv, Inc.:
3.50%, 10/1/2022	250,000	244,501
4.63%, 10/1/2020	150,000	160,338
6.80%, 11/20/2017	150,000	174,664
International Business Machines Corp. 5.70%, 9/14/2017	195,000	222,243
Xerox Corp.:
2.95%, 3/15/2017	340,000	353,595
4.50%, 5/15/2021	250,000	264,898
5.63%, 12/15/2019 (b)	350,000	395,619
6.35%, 5/15/2018 (b)	150,000	173,418

		2,090,047

LEISURE PRODUCTS — 0.0% (e)
Mattel, Inc. 3.15%, 3/15/2023	150,000	141,505

LIFE SCIENCES TOOLS & SERVICES — 0.4%
Life Technologies Corp. 5.00%, 1/15/2021	250,000	275,193
Thermo Fisher Scientific, Inc.:
2.25%, 8/15/2016	400,000	411,313
3.20%, 5/1/2015	250,000	256,645
3.20%, 3/1/2016	190,000	198,434
4.50%, 3/1/2021	500,000	537,613

		1,679,198

MACHINERY — 0.9%
Caterpillar, Inc.:
1.50%, 6/26/2017 (b)	450,000	451,982
2.60%, 6/26/2022	100,000	95,157
3.90%, 5/27/2021	250,000	263,968
7.90%, 12/15/2018	250,000	311,669
Cummins, Inc. 3.65%, 10/1/2023	150,000	152,419
Danaher Corp. 5.40%, 3/1/2019	250,000	285,667
Deere & Co. 2.60%, 6/8/2022	250,000	239,698
Dover Corp. 4.30%, 3/1/2021	250,000	269,112
Eaton Corp.:
2.75%, 11/2/2022	500,000	473,269
6.95%, 3/20/2019	150,000	178,208
Illinois Tool Works, Inc.:
3.38%, 9/15/2021	45,000	46,013
6.25%, 4/1/2019	250,000	291,085
Ingersoll-Rand Global Holding Co., Ltd.:
2.88%, 1/15/2019 (d)	200,000	202,340
4.25%, 6/15/2023 (d)	200,000	200,970
Joy Global, Inc. 5.13%, 10/15/2021 (b)	80,000	85,135
Kennametal, Inc. 2.65%, 11/1/2019	100,000	97,743
Stanley Black & Decker, Inc.:
2.90%, 11/1/2022	300,000	286,635
3.40%, 12/1/2021	100,000	100,618
Xylem, Inc. 4.88%, 10/1/2021	50,000	53,394

		4,085,082

MEDIA — 3.8%
21st Century Fox America, Inc.:
3.00%, 9/15/2022	250,000	240,467
4.50%, 2/15/2021	200,000	216,879
6.90%, 3/1/2019	260,000	314,043
CBS Corp.:
1.95%, 7/1/2017	100,000	101,166
3.38%, 3/1/2022	150,000	147,636
4.30%, 2/15/2021	100,000	105,144
5.75%, 4/15/2020	450,000	510,886
8.88%, 5/15/2019	145,000	186,251
CC Holdings GS V LLC 2.38%, 12/15/2017	100,000	100,532
Comcast Cable Communications Holdings, Inc. 9.46%, 11/15/2022	600,000	848,771
Comcast Corp.:
3.13%, 7/15/2022	300,000	296,741
5.15%, 3/1/2020 (b)	300,000	337,092
5.70%, 5/15/2018	315,000	362,737
5.85%, 11/15/2015	150,000	162,592
5.88%, 2/15/2018	200,000	230,242
5.90%, 3/15/2016	250,000	275,051
6.50%, 1/15/2017	250,000	285,856
Cox Communications, Inc. 5.50%, 10/1/2015	200,000	212,717

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
1.75%, 1/15/2018 (b)	$200,000	$196,937
3.13%, 2/15/2016	250,000	259,876
3.50%, 3/1/2016	250,000	261,641
Series WI 3.80%, 3/15/2022	250,000	244,861
5.00%, 3/1/2021	150,000	160,145
5.20%, 3/15/2020 (b)	350,000	384,434
5.88%, 10/1/2019 (b)	250,000	286,016
Discovery Communications LLC:
3.30%, 5/15/2022	150,000	146,589
3.70%, 6/1/2015	250,000	258,306
4.38%, 6/15/2021	100,000	106,014
5.05%, 6/1/2020 (b)	200,000	221,813
5.63%, 8/15/2019	100,000	114,033
Graham Holdings Co. 7.25%, 2/1/2019	100,000	117,054
Grupo Televisa SAB 6.00%, 5/15/2018 (b)	300,000	336,225
NBCUniversal Media LLC:
3.65%, 4/30/2015	500,000	516,774
4.38%, 4/1/2021	300,000	326,359
5.15%, 4/30/2020	210,000	236,623
Omnicom Group, Inc.:
3.63%, 5/1/2022	300,000	297,290
4.45%, 8/15/2020	250,000	268,877
Reed Elsevier Capital, Inc.:
3.13%, 10/15/2022	100,000	95,855
8.63%, 1/15/2019	150,000	189,332
The Interpublic Group of Cos., Inc. 2.25%, 11/15/2017 (b)	100,000	100,937
The Walt Disney Co.:
1.13%, 2/15/2017	300,000	300,547
2.35%, 12/1/2022	250,000	232,663
3.75%, 6/1/2021	200,000	210,721
5.50%, 3/15/2019	300,000	345,126
Thomson Reuters Corp.:
1.30%, 2/23/2017	150,000	149,236
6.50%, 7/15/2018	405,000	472,039
Time Warner Cable, Inc.:
4.00%, 9/1/2021 (b)	250,000	259,065
5.00%, 2/1/2020	500,000	551,357
5.85%, 5/1/2017	825,000	929,260
8.25%, 4/1/2019	200,000	249,861
8.75%, 2/14/2019	500,000	631,575
Time Warner, Inc.:
4.70%, 1/15/2021	500,000	544,613
4.88%, 3/15/2020	350,000	386,688
5.88%, 11/15/2016	740,000	829,239
Viacom, Inc.:
2.50%, 9/1/2018	100,000	101,496
3.13%, 6/15/2022	250,000	242,394
3.25%, 3/15/2023	100,000	95,671
3.50%, 4/1/2017	100,000	106,117
3.88%, 12/15/2021	250,000	257,548
6.25%, 4/30/2016	400,000	444,362
WPP Finance 2010:
3.63%, 9/7/2022	150,000	147,424
4.75%, 11/21/2021	125,000	133,186

		17,680,982

METALS & MINING — 2.6%
Alcoa, Inc.:
5.40%, 4/15/2021 (b)	500,000	525,337
6.15%, 8/15/2020	200,000	218,640
6.75%, 7/15/2018	205,000	233,647
Allegheny Technologies, Inc. 5.88%, 8/15/2023	100,000	104,297
Barrick Gold Corp.:
3.85%, 4/1/2022	250,000	237,966
6.95%, 4/1/2019	650,000	763,016
Barrick North America Finance LLC 4.40%, 5/30/2021	50,000	50,317
BHP Billiton Finance USA, Ltd.:
1.63%, 2/24/2017	250,000	252,800
1.88%, 11/21/2016	500,000	511,866
2.05%, 9/30/2018 (b)	250,000	250,717
2.88%, 2/24/2022	200,000	195,693
3.25%, 11/21/2021	250,000	252,777
5.25%, 12/15/2015	575,000	619,458
Carpenter Technology Corp. 4.45%, 3/1/2023	40,000	40,071
Cliffs Natural Resources, Inc.:
3.95%, 1/15/2018 (b)	250,000	252,331
4.88%, 4/1/2021 (b)	100,000	97,968
Freeport-McMoRan Copper & Gold, Inc.:
2.38%, 3/15/2018	550,000	549,832
3.10%, 3/15/2020	250,000	244,888
3.55%, 3/1/2022	800,000	764,989
3.88%, 3/15/2023	250,000	240,093
Glencore Canada Corp. 6.00%, 10/15/2015	150,000	160,511
Kinross Gold Corp. 5.95%, 3/15/2024 (d)	83,000	82,225
Newmont Mining Corp. 3.50%, 3/15/2022 (b)	250,000	226,775
Nucor Corp.:
4.00%, 8/1/2023	150,000	150,513
5.75%, 12/1/2017	250,000	285,069
Rio Tinto Finance USA PLC:
1.38%, 6/17/2016	250,000	252,198
2.00%, 3/22/2017	150,000	152,713
2.25%, 12/14/2018	300,000	299,956
2.88%, 8/21/2022 (b)	150,000	142,546
Rio Tinto Finance USA, Ltd.:
2.25%, 9/20/2016	150,000	154,221
2.50%, 5/20/2016	150,000	154,930
3.50%, 11/2/2020	400,000	410,347
3.75%, 9/20/2021	150,000	154,382
4.13%, 5/20/2021	150,000	158,341
6.50%, 7/15/2018	475,000	558,288
9.00%, 5/1/2019	300,000	389,980
Southern Copper Corp. 3.50%, 11/8/2022	89,000	84,358
Teck Resources, Ltd.:
3.75%, 2/1/2023	250,000	234,613
4.50%, 1/15/2021 (b)	600,000	614,492
Vale Overseas, Ltd.:
4.38%, 1/11/2022	100,000	99,471
5.63%, 9/15/2019	360,000	397,070
6.25%, 1/11/2016	150,000	162,842

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

6.25%, 1/23/2017	$500,000	$558,077

		12,290,621

MULTI-UTILITIES — 0.9%
Dominion Resources, Inc.:
4.45%, 3/15/2021	250,000	269,260
5.60%, 11/15/2016	300,000	331,999
6.40%, 6/15/2018	250,000	291,257
8.88%, 1/15/2019	250,000	317,441
MidAmerican Energy Co. 2.40%, 3/15/2019	150,000	150,607
MidAmerican Energy Holdings Co.:
3.75%, 11/15/2023 (b)(d)	600,000	597,327
5.75%, 4/1/2018	490,000	557,205
NSTAR 4.50%, 11/15/2019	150,000	162,016
Sempra Energy:
6.15%, 6/15/2018	300,000	346,386
6.50%, 6/1/2016	395,000	440,902
Xcel Energy, Inc. 4.70%, 5/15/2020	650,000	716,909

		4,181,309

MULTILINE RETAIL — 0.4%
Kohl’s Corp.:
4.00%, 11/1/2021 (b)	150,000	153,108
4.75%, 12/15/2023	200,000	206,531
Macy’s Retail Holdings, Inc.:
2.88%, 2/15/2023	285,000	265,801
3.88%, 1/15/2022	240,000	244,874
4.38%, 9/1/2023 (b)	90,000	93,513
7.88%, 7/15/2015	250,000	272,182
Nordstrom, Inc. 6.25%, 1/15/2018	300,000	343,301
Target Corp.:
2.90%, 1/15/2022 (b)	100,000	97,975
5.38%, 5/1/2017	250,000	280,203

		1,957,488

OIL, GAS & CONSUMABLE FUELS — 9.0%
Anadarko Petroleum Corp.:
5.95%, 9/15/2016	300,000	333,838
6.38%, 9/15/2017	300,000	343,281
6.95%, 6/15/2019	155,000	184,188
8.70%, 3/15/2019	150,000	190,419
Apache Corp.:
2.63%, 1/15/2023	300,000	284,095
3.25%, 4/15/2022	145,000	145,745
6.90%, 9/15/2018	300,000	360,473
Baker Hughes, Inc. 7.50%, 11/15/2018	185,000	227,926
Boardwalk Pipelines LP 5.75%, 9/15/2019	150,000	163,032
BP Capital Markets PLC:
1.38%, 5/10/2018	300,000	293,536
1.85%, 5/5/2017	250,000	253,514
2.24%, 5/10/2019	200,000	199,081
2.24%, 9/26/2018	250,000	251,897
2.25%, 11/1/2016	250,000	257,989
2.50%, 11/6/2022 (b)	100,000	93,016
2.75%, 5/10/2023	250,000	234,634
3.56%, 11/1/2021	330,000	339,185
3.81%, 2/10/2024	200,000	201,940
4.74%, 3/11/2021	255,000	282,735
4.75%, 3/10/2019	175,000	194,374
Buckeye Partners LP:
2.65%, 11/15/2018	150,000	149,267
4.88%, 2/1/2021 (b)	250,000	263,637
Canadian Natural Resources, Ltd.:
3.45%, 11/15/2021	250,000	252,350
5.70%, 5/15/2017	205,000	230,626
Cenovus Energy, Inc.:
3.00%, 8/15/2022	250,000	239,142
5.70%, 10/15/2019	300,000	343,304
CenterPoint Energy Resources Corp.:
4.50%, 1/15/2021	65,000	70,048
6.15%, 5/1/2016	250,000	273,484
Chevron Corp.:
1.10%, 12/5/2017	250,000	247,087
1.72%, 6/24/2018	350,000	349,641
2.36%, 12/5/2022	500,000	467,280
3.19%, 6/24/2023	350,000	347,104
4.95%, 3/3/2019	205,000	231,640
ConocoPhillips:
5.75%, 2/1/2019	360,000	419,848
6.00%, 1/15/2020	450,000	530,046
ConocoPhillips Canada Funding Co. 5.63%, 10/15/2016	250,000	280,123
Continental Resources, Inc. 5.00%, 9/15/2022	300,000	315,375
DCP Midstream Operating LP:
2.50%, 12/1/2017	250,000	254,472
3.88%, 3/15/2023	300,000	293,321
Devon Energy Corp.:
2.40%, 7/15/2016	500,000	514,791
6.30%, 1/15/2019	300,000	348,006
Diamond Offshore Drilling, Inc. 5.88%, 5/1/2019	145,000	167,226
El Paso Natural Gas Co. 5.95%, 4/15/2017	150,000	167,476
Enbridge Energy Partners LP:
5.20%, 3/15/2020	250,000	273,607
9.88%, 3/1/2019	250,000	323,856
Enbridge, Inc. 5.60%, 4/1/2017	250,000	278,553
EnCana Corp. 6.50%, 5/15/2019	310,000	364,157
Energy Transfer Partners LP:
3.60%, 2/1/2023	500,000	480,701
4.15%, 10/1/2020	150,000	154,529
5.20%, 2/1/2022	250,000	270,044
6.70%, 7/1/2018	250,000	289,199
Ensco PLC:
3.25%, 3/15/2016	400,000	417,132
4.70%, 3/15/2021	425,000	456,366
Enterprise Products Operating LLC:
1.25%, 8/13/2015	399,000	401,533
3.20%, 2/1/2016	100,000	104,228
3.35%, 3/15/2023	250,000	243,839
4.05%, 2/15/2022	300,000	313,037
5.20%, 9/1/2020	150,000	168,263
5.25%, 1/31/2020	100,000	111,310
6.30%, 9/15/2017	410,000	471,536

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

EOG Resources, Inc.:
2.63%, 3/15/2023 (b)	$600,000	$566,342
2.95%, 6/1/2015	350,000	359,621
4.40%, 6/1/2020	250,000	273,793
EQT Corp. 8.13%, 6/1/2019	150,000	180,842
Exxon Mobil Corp.:
0.92%, 3/15/2017	450,000	448,964
3.18%, 3/15/2024	200,000	200,011
Hess Corp. 8.13%, 2/15/2019	350,000	434,082
Husky Energy, Inc.:
3.95%, 4/15/2022	150,000	155,033
7.25%, 12/15/2019	250,000	305,865
Kinder Morgan Energy Partners LP:
2.65%, 2/1/2019	150,000	150,112
3.45%, 2/15/2023	200,000	190,187
3.50%, 9/1/2023	425,000	401,879
3.95%, 9/1/2022	150,000	149,727
4.15%, 3/1/2022	150,000	152,475
5.30%, 9/15/2020	200,000	219,390
5.95%, 2/15/2018	450,000	511,704
6.00%, 2/1/2017	305,000	341,298
Magellan Midstream Partners LP 6.55%, 7/15/2019	150,000	177,199
Marathon Oil Corp.:
0.90%, 11/1/2015	150,000	150,354
2.80%, 11/1/2022	250,000	235,601
6.00%, 10/1/2017	300,000	343,320
Marathon Petroleum Corp. 5.13%, 3/1/2021	300,000	334,678
Murphy Oil Corp.:
2.50%, 12/1/2017	200,000	202,946
3.70%, 12/1/2022	150,000	145,598
Noble Energy, Inc.:
4.15%, 12/15/2021	250,000	262,839
8.25%, 3/1/2019	150,000	186,419
Noble Holding International, Ltd.:
3.95%, 3/15/2022 (b)	250,000	247,886
4.90%, 8/1/2020	200,000	213,512
Occidental Petroleum Corp.:
1.75%, 2/15/2017	250,000	253,300
2.50%, 2/1/2016	300,000	310,099
2.70%, 2/15/2023 (b)	250,000	236,775
4.10%, 2/1/2021	250,000	269,508
ONEOK Partners LP:
3.20%, 9/15/2018	75,000	77,404
3.25%, 2/1/2016	50,000	51,956
3.38%, 10/1/2022	250,000	241,016
6.15%, 10/1/2016	150,000	167,879
8.63%, 3/1/2019	150,000	188,040
Panhandle Eastern Pipeline Co. LP 6.20%, 11/1/2017	150,000	169,565
Phillips 66:
2.95%, 5/1/2017	350,000	365,554
4.30%, 4/1/2022	600,000	634,302
Pioneer Natural Resources Co.:
3.95%, 7/15/2022	250,000	255,615
7.50%, 1/15/2020	250,000	305,890
Plains All American Pipeline LP/PAA Finance Corp.:
2.85%, 1/31/2023	100,000	93,318
3.85%, 10/15/2023	100,000	99,877
3.95%, 9/15/2015	10,000	10,450
5.00%, 2/1/2021	250,000	276,439
5.75%, 1/15/2020	250,000	287,520
8.75%, 5/1/2019	200,000	256,416
Plains Exploration & Production Co. 6.13%, 6/15/2019	300,000	330,375
Rowan Cos., Inc. 7.88%, 8/1/2019	150,000	182,210
Shell International Finance BV:
1.13%, 8/21/2017	300,000	298,262
1.90%, 8/10/2018	250,000	250,279
2.00%, 11/15/2018	450,000	450,728
2.25%, 1/6/2023	150,000	138,688
2.38%, 8/21/2022	300,000	282,647
3.10%, 6/28/2015	150,000	154,760
3.40%, 8/12/2023	250,000	250,087
4.30%, 9/22/2019	350,000	385,948
5.20%, 3/22/2017	300,000	334,964
Southern Natural Gas Co.:
4.40%, 6/15/2021	250,000	261,044
5.90%, 4/1/2017 (d)	250,000	276,097
Southwestern Energy Co. 4.10%, 3/15/2022	250,000	256,567
Spectra Energy Capital LLC 8.00%, 10/1/2019	250,000	302,185
Spectra Energy Partners LP 2.95%, 9/25/2018	150,000	153,471
Suncor Energy, Inc. 6.10%, 6/1/2018	150,000	173,274
Sunoco Logistics Partners Operations LP 3.45%, 1/15/2023	150,000	142,909
Talisman Energy, Inc.:
3.75%, 2/1/2021 (b)	200,000	198,382
7.75%, 6/1/2019	150,000	181,357
Texas Gas Transmission LLC 4.60%, 6/1/2015	250,000	259,423
The Williams Cos., Inc. 3.70%, 1/15/2023	550,000	498,692
Total Capital International SA:
1.00%, 8/12/2016	250,000	251,040
1.50%, 2/17/2017	300,000	303,558
1.55%, 6/28/2017 (b)	300,000	302,369
2.70%, 1/25/2023	200,000	189,329
2.88%, 2/17/2022	150,000	146,469
Total Capital SA:
2.13%, 8/10/2018	200,000	202,098
2.30%, 3/15/2016	250,000	257,894
3.00%, 6/24/2015	250,000	257,557
3.13%, 10/2/2015 (b)	300,000	311,169
4.13%, 1/28/2021	250,000	269,711
4.45%, 6/24/2020	300,000	328,775
TransCanada PipeLines, Ltd.:
0.75%, 1/15/2016	185,000	185,059
2.50%, 8/1/2022	250,000	233,867
3.80%, 10/1/2020	95,000	99,384
6.50%, 8/15/2018	300,000	354,680
7.13%, 1/15/2019	150,000	182,156

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Transocean, Inc.:
2.50%, 10/15/2017	$250,000	$251,687
3.80%, 10/15/2022 (b)	250,000	238,809
4.95%, 11/15/2015	150,000	159,134
6.38%, 12/15/2021	550,000	618,182
Valero Energy Corp.:
6.13%, 6/15/2017	250,000	284,529
6.13%, 2/1/2020	145,000	169,643
Weatherford International, Ltd.:
4.50%, 4/15/2022	250,000	260,591
9.63%, 3/1/2019	500,000	645,239
Western Gas Partners LP 4.00%, 7/1/2022	67,000	66,786
Williams Partners LP:
4.00%, 11/15/2021	150,000	152,635
4.13%, 11/15/2020 (b)	150,000	155,635
5.25%, 3/15/2020	450,000	495,732
Williams Partners LP/Williams Partners Finance Corp. 7.25%, 2/1/2017	50,000	57,597
XTO Energy, Inc.:
5.50%, 6/15/2018	100,000	114,512
6.50%, 12/15/2018	250,000	300,735

		42,413,592

PAPER & FOREST PRODUCTS — 0.3%
Celulosa Arauco y Constitucion SA 5.63%, 4/20/2015	250,000	259,630
International Paper Co.:
4.75%, 2/15/2022 (b)	110,000	118,860
7.50%, 8/15/2021	500,000	627,635
7.95%, 6/15/2018	250,000	305,030
9.38%, 5/15/2019	130,000	169,698

		1,480,853

PERSONAL PRODUCTS — 0.1%
Avon Products, Inc.:
4.20%, 7/15/2018	200,000	205,418
4.60%, 3/15/2020	71,000	72,245
The Procter & Gamble Co. 4.70%, 2/15/2019	250,000	281,145

		558,808

PHARMACEUTICALS — 3.6%
Abbott Laboratories 4.13%, 5/27/2020	350,000	376,393
AbbVie, Inc.:
1.20%, 11/6/2015	500,000	504,125
1.75%, 11/6/2017	900,000	902,805
2.00%, 11/6/2018	200,000	198,319
2.90%, 11/6/2022	400,000	384,459
Actavis, Inc. 3.25%, 10/1/2022 (b)	300,000	287,998
Allergan, Inc. 5.75%, 4/1/2016	200,000	219,857
AstraZeneca PLC 5.90%, 9/15/2017	250,000	287,086
Bristol-Myers Squibb Co. 2.00%, 8/1/2022	100,000	90,763
Eli Lilly & Co. 5.20%, 3/15/2017 (b)	200,000	222,357
GlaxoSmithKline Capital PLC:
1.50%, 5/8/2017	50,000	50,303
2.85%, 5/8/2022	50,000	48,845
GlaxoSmithKline Capital, Inc.:
0.70%, 3/18/2016	850,000	849,472
2.80%, 3/18/2023 (b)	750,000	717,983
5.65%, 5/15/2018	310,000	355,703
Johnson & Johnson:
3.38%, 12/5/2023 (b)	600,000	613,925
5.15%, 7/15/2018	258,000	294,281
5.55%, 8/15/2017	100,000	112,879
McKesson Corp.:
0.95%, 12/4/2015	250,000	250,042
1.40%, 3/15/2018	250,000	242,991
3.25%, 3/1/2016	250,000	260,070
4.75%, 3/1/2021	150,000	164,094
7.50%, 2/15/2019	135,000	163,478
Mead Johnson Nutrition Co. 4.90%, 11/1/2019	150,000	162,996
Medco Health Solutions, Inc. 7.13%, 3/15/2018	265,000	312,933
Merck & Co., Inc.:
1.10%, 1/31/2018	600,000	587,511
1.30%, 5/18/2018	167,000	163,866
2.40%, 9/15/2022	300,000	280,740
5.00%, 6/30/2019	510,000	578,410
Merck Sharp & Dohme Corp. 4.00%, 6/30/2015	250,000	260,698
Mylan, Inc.:
1.80%, 6/24/2016	300,000	304,415
2.60%, 6/24/2018	200,000	201,733
Novartis Capital Corp. 2.40%, 9/21/2022	250,000	235,700
Novartis Securities Investment, Ltd. 5.13%, 2/10/2019	750,000	851,167
Perrigo Co. PLC:
1.30%, 11/8/2016 (d)	200,000	200,205
4.00%, 11/15/2023 (d)	250,000	248,504
Pfizer, Inc.:
1.50%, 6/15/2018	750,000	740,530
3.00%, 6/15/2023 (b)	250,000	242,622
6.20%, 3/15/2019	610,000	722,918
Sanofi:
1.25%, 4/10/2018	341,000	333,580
2.63%, 3/29/2016	300,000	311,650
4.00%, 3/29/2021	250,000	266,883
Schering-Plough Corp. 6.00%, 9/15/2017	250,000	287,014
Teva Pharmaceutical Finance Co. BV:
2.40%, 11/10/2016	250,000	257,928
2.95%, 12/18/2022 (b)	250,000	232,319
3.65%, 11/10/2021 (b)	300,000	298,507
Teva Pharmaceutical Finance II BV/Teva Pharmaceutical Finance III LLC 3.00%, 6/15/2015	300,000	308,150
Watson Pharmaceuticals, Inc. 1.88%, 10/1/2017	300,000	298,937
Wyeth 5.45%, 4/1/2017	50,000	55,835

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Zoetis, Inc.:
1.15%, 2/1/2016	$30,000	$30,185
1.88%, 2/1/2018	150,000	149,513
3.25%, 2/1/2023	213,000	205,432

		16,729,109

PROFESSIONAL SERVICES — 0.1%
The Dun & Bradstreet Corp. 3.25%, 12/1/2017	450,000	464,456

REAL ESTATE INVESTMENT TRUSTS — 3.7%
Alexandria Real Estate Equities, Inc. 3.90%, 6/15/2023	250,000	243,839
American Tower Corp.:
3.40%, 2/15/2019	120,000	123,184
3.50%, 1/31/2023	300,000	283,665
4.50%, 1/15/2018	100,000	108,076
4.63%, 4/1/2015	250,000	259,169
5.00%, 2/15/2024	450,000	471,215
5.05%, 9/1/2020	100,000	107,983
5.90%, 11/1/2021	450,000	505,896
ARC Properties Operating Partnership LP/Clark Acquisition LLC:
2.00%, 2/6/2017 (d)	250,000	249,652
3.00%, 2/6/2019 (d)	150,000	149,373
4.60%, 2/6/2024 (d)	250,000	249,491
AvalonBay Communities, Inc.:
3.63%, 10/1/2020	250,000	257,035
5.75%, 9/15/2016	100,000	109,954
BioMed Realty LP 4.25%, 7/15/2022	250,000	247,999
Boston Properties LP:
3.70%, 11/15/2018	100,000	105,461
3.85%, 2/1/2023	500,000	497,931
5.63%, 4/15/2015	250,000	262,502
5.63%, 11/15/2020	150,000	169,702
Brandywine Operating Partnership LP 4.95%, 4/15/2018	200,000	215,573
Camden Property Trust 4.63%, 6/15/2021	50,000	53,535
CBL & Associates LP 5.25%, 12/1/2023	150,000	155,333
CommonWealth REIT 6.25%, 6/15/2017	100,000	107,383
Corporate Office Properties LP 3.60%, 5/15/2023	100,000	91,735
CubeSmart LP 4.38%, 12/15/2023	100,000	101,097
DDR Corp.:
3.38%, 5/15/2023	250,000	234,762
3.50%, 1/15/2021	100,000	98,869
Digital Realty Trust LP:
3.63%, 10/1/2022 (b)	250,000	230,431
5.25%, 3/15/2021 (b)	350,000	366,259
EPR Properties 5.75%, 8/15/2022	100,000	105,456
ERP Operating LP:
4.63%, 12/15/2021	550,000	594,331
5.75%, 6/15/2017	110,000	123,949
6.58%, 4/13/2015	250,000	264,764
Federal Realty Investment Trust 3.00%, 8/1/2022	100,000	95,257
HCP, Inc.:
3.15%, 8/1/2022	100,000	95,562
3.75%, 2/1/2016	55,000	57,494
4.25%, 11/15/2023	150,000	152,901
5.38%, 2/1/2021	250,000	278,655
6.30%, 9/15/2016	150,000	168,107
6.70%, 1/30/2018	250,000	289,674
Health Care REIT, Inc.:
2.25%, 3/15/2018	250,000	249,407
4.13%, 4/1/2019	150,000	159,192
4.95%, 1/15/2021	350,000	379,856
6.13%, 4/15/2020	150,000	171,501
6.20%, 6/1/2016	100,000	109,801
Healthcare Realty Trust, Inc. 6.50%, 1/17/2017	150,000	165,832
Hospitality Properties Trust 6.30%, 6/15/2016	200,000	212,860
Host Hotels & Resorts LP 4.75%, 3/1/2023	400,000	416,653
Jones Lang LaSalle, Inc. 4.40%, 11/15/2022	100,000	99,603
Kilroy Realty LP 4.80%, 7/15/2018	250,000	268,672
Kimco Realty Corp.:
5.70%, 5/1/2017	250,000	276,254
6.88%, 10/1/2019	100,000	118,162
Liberty Property LP 5.50%, 12/15/2016	250,000	271,067
Mack-Cali Realty LP:
2.50%, 12/15/2017	150,000	148,892
3.15%, 5/15/2023	100,000	89,118
Mid-America Apartments LP 4.30%, 10/15/2023	50,000	50,134
National Retail Properties, Inc. 3.80%, 10/15/2022	100,000	97,959
Omega Healthcare Investors, Inc. 6.75%, 10/15/2022	150,000	162,375
Piedmont Operating Partnership LP 4.45%, 3/15/2024 (b)	150,000	149,931
ProLogis LP:
3.35%, 2/1/2021	250,000	246,110
4.25%, 8/15/2023	300,000	304,271
Realty Income Corp.:
5.95%, 9/15/2016	250,000	274,622
6.75%, 8/15/2019	350,000	411,563
Regency Centers LP 5.88%, 6/15/2017	150,000	166,620
Simon Property Group LP:
2.15%, 9/15/2017	400,000	406,011
2.75%, 2/1/2023	150,000	141,125
3.38%, 3/15/2022	150,000	151,353
4.38%, 3/1/2021	150,000	162,742
5.10%, 6/15/2015	200,000	210,464
5.65%, 2/1/2020 (b)	250,000	290,382
5.88%, 3/1/2017 (b)	200,000	222,448
10.35%, 4/1/2019	300,000	410,332
UDR, Inc.:
4.25%, 6/1/2018	200,000	213,166
4.63%, 1/10/2022	50,000	52,562
Ventas Realty LP/Ventas Capital Corp.:
1.55%, 9/26/2016	146,000	146,927

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

2.00%, 2/15/2018	$250,000	$249,414
2.70%, 4/1/2020	300,000	290,864
4.25%, 3/1/2022 (b)	150,000	154,726
4.75%, 6/1/2021	100,000	107,299
Vornado Realty LP 5.00%, 1/15/2022 (b)	150,000	158,655
Washington Real Estate Investment Trust 3.95%, 10/15/2022	100,000	97,692
Weingarten Realty Investors 3.38%, 10/15/2022	250,000	237,482
Weyerhaeuser Co. 4.63%, 9/15/2023	250,000	261,489

		17,248,842

ROAD & RAIL — 1.0%
Burlington Northern Santa Fe LLC:
3.00%, 3/15/2023	300,000	285,761
3.05%, 3/15/2022	200,000	194,266
3.45%, 9/15/2021	200,000	202,872
5.75%, 3/15/2018	400,000	457,869
Canadian National Railway Co.:
2.25%, 11/15/2022	100,000	92,208
5.55%, 3/1/2019	250,000	287,400
Canadian Pacific Railway, Ltd. 4.50%, 1/15/2022	150,000	158,723
CSX Corp.:
3.70%, 11/1/2023 (b)	94,000	93,358
6.25%, 4/1/2015	250,000	263,849
6.25%, 3/15/2018	300,000	347,846
7.38%, 2/1/2019	205,000	250,401
JB Hunt Transport Services, Inc. 2.40%, 3/15/2019	50,000	49,645
Kansas City Southern de Mexico SA de CV 2.35%, 5/15/2020	150,000	140,943
Norfolk Southern Corp.:
3.00%, 4/1/2022	100,000	97,731
3.25%, 12/1/2021	250,000	251,554
5.75%, 1/15/2016	150,000	162,908
5.90%, 6/15/2019	250,000	288,163
Ryder System, Inc.:
2.35%, 2/26/2019	150,000	147,176
2.45%, 11/15/2018	150,000	148,617
Union Pacific Corp.:
2.95%, 1/15/2023	400,000	384,192
3.65%, 2/15/2024	231,000	231,572
4.16%, 7/15/2022	100,000	105,724
Wabtec Corp. 4.38%, 8/15/2023	100,000	102,704

		4,745,482

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.7%
Altera Corp. 1.75%, 5/15/2017	175,000	175,528
Analog Devices, Inc. 2.88%, 6/1/2023	300,000	281,450
Applied Materials, Inc. 4.30%, 6/15/2021	100,000	107,858
Broadcom Corp.:
2.50%, 8/15/2022	150,000	137,697
2.70%, 11/1/2018	150,000	152,509
Intel Corp.:
1.35%, 12/15/2017	350,000	348,109
1.95%, 10/1/2016	400,000	411,668
2.70%, 12/15/2022 (b)	250,000	238,810
3.30%, 10/1/2021	327,000	332,987
KLA-Tencor Corp. 6.90%, 5/1/2018	100,000	117,133
Maxim Integrated Products, Inc. 2.50%, 11/15/2018	150,000	148,619
National Semiconductor Corp. 3.95%, 4/15/2015	150,000	155,496
Texas Instruments, Inc.:
0.45%, 8/3/2015	100,000	99,811
1.65%, 8/3/2019 (b)	350,000	338,920
2.25%, 5/1/2023	450,000	412,327

		3,458,922

SOFTWARE — 1.1%
CA, Inc. 2.88%, 8/15/2018	150,000	152,732
Intuit, Inc. 5.75%, 3/15/2017	150,000	169,125
Microsoft Corp.:
1.00%, 5/1/2018 (b)	250,000	244,452
2.13%, 11/15/2022	300,000	275,108
2.38%, 5/1/2023	250,000	232,436
2.50%, 2/8/2016	250,000	259,352
3.63%, 12/15/2023 (b)	500,000	513,293
4.20%, 6/1/2019	335,000	369,388
Oracle Corp.:
1.20%, 10/15/2017	250,000	248,106
2.38%, 1/15/2019	350,000	354,470
2.50%, 10/15/2022	450,000	420,987
3.63%, 7/15/2023	250,000	252,940
5.00%, 7/8/2019	750,000	849,410
5.75%, 4/15/2018	250,000	287,953
Symantec Corp.:
2.75%, 9/15/2015	125,000	128,447
4.20%, 9/15/2020	350,000	362,751

		5,120,950

SPECIALTY RETAIL — 0.7%
Advance Auto Parts, Inc. 4.50%, 1/15/2022	50,000	51,859
Dollar General Corp. 3.25%, 4/15/2023	250,000	233,626
Lowe’s Cos., Inc.:
2.13%, 4/15/2016	250,000	257,353
3.12%, 4/15/2022	250,000	249,024
3.88%, 9/15/2023	150,000	154,931
4.63%, 4/15/2020	125,000	138,229
O’Reilly Automotive, Inc. 4.63%, 9/15/2021	100,000	106,032
QVC, Inc. 4.38%, 3/15/2023	150,000	147,054
The Gap, Inc. 5.95%, 4/12/2021	250,000	280,996
The Home Depot, Inc.:
2.25%, 9/10/2018 (b)	143,000	145,126
2.70%, 4/1/2023	450,000	427,256
3.95%, 9/15/2020 (b)	250,000	269,038

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

4.40%, 4/1/2021	$300,000	$329,631
5.40%, 3/1/2016	425,000	463,733
TJX Cos., Inc.:
2.50%, 5/15/2023	100,000	92,801
4.20%, 8/15/2015	150,000	156,983

		3,503,672

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.2%
Apple, Inc.:
0.45%, 5/3/2016	250,000	249,483
1.00%, 5/3/2018	350,000	340,320
2.40%, 5/3/2023 (b)	1,200,000	1,117,992
Computer Sciences Corp.:
4.45%, 9/15/2022	100,000	101,227
6.50%, 3/15/2018	150,000	172,688
EMC Corp.:
1.88%, 6/1/2018	400,000	398,118
3.38%, 6/1/2023 (b)	150,000	148,590
Fidelity National Information Services, Inc.:
2.00%, 4/15/2018	86,000	84,218
3.50%, 4/15/2023	306,000	291,014
5.00%, 3/15/2022	400,000	410,437
Hewlett-Packard Co.:
2.13%, 9/13/2015	250,000	255,168
2.60%, 9/15/2017	200,000	205,810
2.65%, 6/1/2016 (b)	250,000	258,492
2.75%, 1/14/2019	300,000	302,505
3.00%, 9/15/2016	250,000	261,105
3.30%, 12/9/2016	150,000	158,065
3.75%, 12/1/2020	500,000	507,566
4.05%, 9/15/2022	250,000	253,841
4.38%, 9/15/2021 (b)	350,000	361,684
4.65%, 12/9/2021	150,000	158,678
International Business Machines Corp.:
0.45%, 5/6/2016	300,000	298,878
1.63%, 5/15/2020	100,000	94,443
1.88%, 8/1/2022	350,000	315,700
1.95%, 7/22/2016	350,000	360,002
2.00%, 1/5/2016	250,000	255,901
2.90%, 11/1/2021	500,000	494,104
3.38%, 8/1/2023	200,000	198,406
3.63%, 2/12/2024	250,000	252,262
7.63%, 10/15/2018	250,000	309,583
8.38%, 11/1/2019	600,000	783,596
Lexmark International, Inc. 5.13%, 3/15/2020	100,000	104,919
Seagate HDD Cayman:
3.75%, 11/15/2018 (d)	500,000	515,000
4.75%, 6/1/2023 (d)	200,000	196,000

		10,215,795

TEXTILES, APPAREL & LUXURY GOODS — 0.0% (e)
NIKE, Inc. 2.25%, 5/1/2023	100,000	92,372
Ralph Lauren Corp. 2.13%, 9/26/2018	50,000	49,686

		142,058

THRIFTS & MORTGAGE FINANCE — 0.2%
Murray Street Investment Trust I 4.65%, 3/9/2017	500,000	540,119
People’s United Financial, Inc. 3.65%, 12/6/2022	150,000	146,873
Santander Holdings USA, Inc. 4.63%, 4/19/2016	250,000	266,028

		953,020

TOBACCO — 1.1%
Altria Group, Inc.:
2.85%, 8/9/2022	300,000	281,698
4.00%, 1/31/2024	450,000	451,913
4.13%, 9/11/2015	400,000	419,168
4.75%, 5/5/2021	400,000	436,004
9.70%, 11/10/2018	299,000	393,170
Lorillard Tobacco Co.:
2.30%, 8/21/2017 (b)	320,000	326,504
3.50%, 8/4/2016 (b)	45,000	47,402
6.88%, 5/1/2020	150,000	175,431
8.13%, 6/23/2019 (b)	250,000	309,322
Philip Morris International, Inc.:
1.13%, 8/21/2017	350,000	346,477
1.63%, 3/20/2017	150,000	151,589
1.88%, 1/15/2019	150,000	148,107
2.50%, 8/22/2022	250,000	234,995
2.90%, 11/15/2021	250,000	246,703
4.50%, 3/26/2020	250,000	274,241
5.65%, 5/16/2018	400,000	458,496
Reynolds American, Inc.:
1.05%, 10/30/2015	33,000	33,087
3.25%, 11/1/2022	250,000	235,871
4.85%, 9/15/2023	250,000	263,062

		5,233,240

TRADING COMPANIES & DISTRIBUTORS — 0.1%
GATX Corp.:
2.38%, 7/30/2018	232,000	228,345
4.75%, 5/15/2015	175,000	182,340

		410,685

WIRELESS TELECOMMUNICATION SERVICES — 2.1%
America Movil SAB de CV:
2.38%, 9/8/2016	550,000	565,576
3.13%, 7/16/2022 (b)	250,000	238,509
5.00%, 3/30/2020	350,000	381,876
AT&T, Inc.:
4.45%, 5/15/2021	400,000	432,261
5.50%, 2/1/2018	1,248,000	1,410,198
Deutsche Telekom International Finance BV:
5.75%, 3/23/2016	100,000	109,254
6.00%, 7/8/2019	250,000	292,763
6.75%, 8/20/2018	150,000	178,293
Embarq Corp. 7.08%, 6/1/2016	750,000	836,250
France Telecom SA:
4.13%, 9/14/2021 (b)	100,000	102,907
5.38%, 7/8/2019 (b)	200,000	225,445
Orange SA:
2.13%, 9/16/2015	300,000	304,734
2.75%, 9/14/2016	250,000	259,141

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Rogers Communications, Inc.:
4.10%, 10/1/2023	$150,000	$153,308
6.80%, 8/15/2018	430,000	509,779
Telefonica Emisiones SAU:
3.99%, 2/16/2016	405,000	424,726
4.57%, 4/27/2023	250,000	255,297
5.13%, 4/27/2020	255,000	275,250
6.22%, 7/3/2017	250,000	282,835
6.42%, 6/20/2016	300,000	332,086
Verizon Communications, Inc. 6.35%, 4/1/2019	450,000	531,814
Vodafone Group PLC:
1.25%, 9/26/2017	250,000	247,210
1.50%, 2/19/2018	250,000	245,967
1.63%, 3/20/2017	300,000	302,566
2.50%, 9/26/2022	250,000	227,887
2.95%, 2/19/2023	250,000	234,364
4.38%, 3/16/2021	250,000	267,462
4.63%, 7/15/2018	300,000	330,736
5.63%, 2/27/2017	50,000	56,100

		10,014,594

TOTAL CORPORATE BONDS & NOTES —
(Cost $451,345,451)		457,762,493

	Shares
SHORT TERM INVESTMENTS — 5.0%
MONEY MARKET FUNDS — 5.0%
State Street Navigator Securities Lending Prime Portfolio (f)(g)	14,970,300	14,970,300
State Street Institutional Liquid Reserves Fund 0.08% (g)(h)	8,429,268	8,429,268

TOTAL SHORT TERM INVESTMENTS — (i)
(Cost $23,399,568)		23,399,568

TOTAL INVESTMENTS — 102.7% (j)
(Cost $474,745,019)		481,162,061
OTHER ASSETS & LIABILITIES — (2.7)%		(12,616,809)

NET ASSETS — 100.0%		$468,545,252

(a)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs (See accompanying Notes to Schedules of Investments).
(b)	A portion of the security was on loan at March 31, 2014.
(c)	Variable rate security. Rate shown is rate in effect at March 31, 2014. Maturity date disclosed is the ultimate maturity.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.7% of net assets as of March 31, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Amount shown represents less than 0.05% of net assets.
(f)	Investments of cash collateral for securities loaned
(g)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments).
(h)	The rate shown is the annualized seven-day yield at period end.
(i)	Value is determined based on Level 1 inputs (See accompanying Notes to Schedules of Investments).
(j)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (See accompanying Notes to Schedules of Investments).
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 98.7%
AEROSPACE & DEFENSE — 2.1%
General Dynamics Corp. 3.60%, 11/15/2042	$50,000	$44,074
Honeywell International, Inc.:
5.38%, 3/1/2041	50,000	58,030
5.70%, 3/15/2036	100,000	118,090
Lockheed Martin Corp.:
4.07%, 12/15/2042	60,000	56,176
4.85%, 9/15/2041	100,000	104,904
6.15%, 9/1/2036	130,000	158,083
Northrop Grumman Corp. 4.75%, 6/1/2043	125,000	125,273
Northrop Grumman Systems Corp. 7.75%, 2/15/2031	50,000	66,881
Precision Castparts Corp. 3.90%, 1/15/2043	50,000	46,512
Raytheon Co.:
4.70%, 12/15/2041	50,000	51,929
7.20%, 8/15/2027	50,000	64,774
The Boeing Co. 6.88%, 3/15/2039	120,000	164,811
United Technologies Corp.:
4.50%, 6/1/2042	297,000	301,958
5.70%, 4/15/2040	100,000	119,406
6.05%, 6/1/2036	100,000	123,924
6.13%, 7/15/2038	130,000	163,117

		1,767,942

AIR FREIGHT & LOGISTICS — 0.4%
FedEx Corp.:
3.88%, 8/1/2042	41,000	35,410
5.10%, 1/15/2044	50,000	52,070
United Parcel Service, Inc.:
4.88%, 11/15/2040	100,000	107,072
6.20%, 1/15/2038	125,000	158,276

		352,828

AIRLINES — 0.3%
Continental Airlines 2012-1 Pass Through Trust, Class A 4.15%, 4/11/2024 (a)	146,309	149,601
US Airways 2012-2 Pass Through Trust, Class A 4.63%, 6/3/2025 (a)	99,657	104,390

		253,991

AUTO COMPONENTS — 0.1%
Johnson Controls, Inc.:
5.25%, 12/1/2041	50,000	52,565
5.70%, 3/1/2041	50,000	56,628

		109,193

AUTOMOBILES — 0.8%
Daimler Finance North America LLC 8.50%, 1/18/2031	127,000	189,226
Ford Motor Co.:
4.75%, 1/15/2043	200,000	193,117
7.45%, 7/16/2031	225,000	290,572

		672,915

BANKS — 3.1%
Bank One Corp. 7.63%, 10/15/2026	100,000	126,324
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands 5.25%, 5/24/2041	100,000	107,485
Fifth Third Bancorp 8.25%, 3/1/2038	100,000	140,490
HSBC Bank USA NA 5.88%, 11/1/2034 (b)	100,000	112,886
HSBC Holdings PLC:
5.25%, 3/14/2044	50,000	50,867
6.10%, 1/14/2042	100,000	120,600
6.50%, 5/2/2036	150,000	175,298
6.50%, 9/15/2037	95,000	111,540
6.80%, 6/1/2038	250,000	302,465
7.63%, 5/17/2032 (b)	100,000	129,971
JPMorgan Chase & Co. 5.60%, 7/15/2041	150,000	169,981
NBD Bank NA/Michigan 8.25%, 11/1/2024	100,000	130,747
Wachovia Bank NA 6.60%, 1/15/2038	250,000	328,116
Wachovia Corp.:
5.50%, 8/1/2035	50,000	54,177
7.50%, 4/15/2035	100,000	129,120
Wells Fargo & Co.:
5.38%, 2/7/2035	100,000	112,393
5.38%, 11/2/2043	250,000	263,361
Wells Fargo Capital X 5.95%, 12/15/2036	100,000	100,000

		2,665,821

BEVERAGES — 1.6%
Anheuser-Busch Cos. LLC 6.45%, 9/1/2037	100,000	128,117
Anheuser-Busch InBev Worldwide, Inc.:
3.75%, 7/15/2042	124,000	110,549
6.38%, 1/15/2040	190,000	242,453
8.00%, 11/15/2039	100,000	149,533
Brown-Forman Corp. 3.75%, 1/15/2043	90,000	79,749
Diageo Capital PLC 3.88%, 4/29/2043	30,000	27,357
Diageo Investment Corp.:
4.25%, 5/11/2042	35,000	33,851
7.45%, 4/15/2035	100,000	138,059
Molson Coors Brewing Co. 5.00%, 5/1/2042 (b)	100,000	104,876
PepsiAmericas, Inc. 5.50%, 5/15/2035	100,000	113,451
PepsiCo, Inc.:
4.00%, 3/5/2042	100,000	92,007
4.88%, 11/1/2040	50,000	52,603
5.50%, 1/15/2040	50,000	56,704
The Pepsi Bottling Group, Inc. 7.00%, 3/1/2029	50,000	65,562

		1,394,871

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

BIOTECHNOLOGY — 1.5%
Amgen, Inc.:
5.15%, 11/15/2041	$225,000	$232,151
5.38%, 5/15/2043	175,000	186,986
6.38%, 6/1/2037	100,000	120,668
6.40%, 2/1/2039	150,000	181,718
Celgene Corp. 5.25%, 8/15/2043 (b)	50,000	53,474
Genentech, Inc. 5.25%, 7/15/2035	100,000	112,023
Gilead Sciences, Inc.:
3.70%, 4/1/2024	150,000	150,666
4.80%, 4/1/2044	150,000	154,665
5.65%, 12/1/2041	100,000	114,387

		1,306,738

BUILDING PRODUCTS — 0.1%
Owens Corning 7.00%, 12/1/2036	91,000	100,908

CAPITAL MARKETS — 2.4%
Jefferies Group, Inc.:
6.25%, 1/15/2036	50,000	50,556
6.45%, 6/8/2027	100,000	106,634
Morgan Stanley:
5.00%, 11/24/2025	175,000	180,048
6.25%, 8/9/2026	50,000	59,133
6.38%, 7/24/2042	150,000	182,465
7.25%, 4/1/2032	100,000	129,941
Northern Trust Corp. 3.95%, 10/30/2025	50,000	50,113
The Goldman Sachs Group, Inc.:
4.00%, 3/3/2024	165,000	163,857
5.95%, 1/15/2027	100,000	108,836
6.25%, 2/1/2041	230,000	273,899
6.45%, 5/1/2036	150,000	165,918
6.75%, 10/1/2037	522,000	597,250

		2,068,650

CHEMICALS — 1.8%
Agrium, Inc. 6.13%, 1/15/2041 (b)	125,000	143,710
CF Industries, Inc.:
4.95%, 6/1/2043	25,000	24,337
5.15%, 3/15/2034	25,000	25,868
E.I. du Pont de Nemours & Co.:
4.15%, 2/15/2043 (b)	50,000	47,841
5.60%, 12/15/2036	100,000	114,517
Eastman Chemical Co. 4.80%, 9/1/2042	100,000	98,838
Ecolab, Inc. 5.50%, 12/8/2041	50,000	56,697
LYB International Finance BV 5.25%, 7/15/2043	164,000	172,450
Monsanto Co.:
3.60%, 7/15/2042	37,000	32,586
5.88%, 4/15/2038	100,000	120,307
Potash Corp. of Saskatchewan, Inc. 5.88%, 12/1/2036	100,000	117,265
Rohm & Haas Co. 7.85%, 7/15/2029	150,000	198,457
The Dow Chemical Co.:
4.38%, 11/15/2042	50,000	46,301
9.40%, 5/15/2039	105,000	166,117
The Mosaic Co.:
5.45%, 11/15/2033	75,000	80,897
5.63%, 11/15/2043	58,000	62,536
The Sherwin-Williams Co. 4.00%, 12/15/2042 (b)	50,000	45,947

		1,554,671

COMMERCIAL SERVICES & SUPPLIES — 0.5%
President and Fellows of Harvard College 3.62%, 10/1/2037	48,000	43,822
Republic Services, Inc. 5.70%, 5/15/2041	150,000	170,019
The Western Union Co. 6.20%, 11/17/2036	50,000	49,780
Waste Management, Inc. 7.75%, 5/15/2032	150,000	207,523

		471,144

COMMUNICATIONS EQUIPMENT — 0.7%
Cisco Systems, Inc.:
5.50%, 1/15/2040	150,000	171,349
5.90%, 2/15/2039	195,000	232,779
Harris Corp. 6.15%, 12/15/2040	50,000	56,374
Juniper Networks, Inc. 5.95%, 3/15/2041 (b)	100,000	102,088
Motorola Solutions, Inc. 7.50%, 5/15/2025 (b)	50,000	62,088

		624,678

CONSTRUCTION & ENGINEERING — 0.1%
ABB Finance USA, Inc. 4.38%, 5/8/2042	60,000	59,131

DIVERSIFIED CONSUMER SERVICES — 0.2%
Johns Hopkins University 4.08%, 7/1/2053	100,000	93,253
Massachusetts Institute of Technology 5.60%, 7/1/2111	100,000	122,627

		215,880

DIVERSIFIED FINANCIAL SERVICES — 6.2%
American Express Co. 4.05%, 12/3/2042	85,000	77,519
Aon Corp. 6.25%, 9/30/2040	50,000	60,757
Bank of America Corp.:
4.88%, 4/1/2044	25,000	25,194
5.00%, 1/21/2044	150,000	152,665
5.88%, 2/7/2042	125,000	144,122
6.11%, 1/29/2037	215,000	238,623
Citigroup, Inc.:
5.50%, 9/13/2025	100,000	106,514
5.88%, 2/22/2033	150,000	158,258
6.00%, 10/31/2033	100,000	107,119
6.13%, 8/25/2036	150,000	162,880
6.63%, 6/15/2032	150,000	171,005
6.68%, 9/13/2043	100,000	116,617
6.88%, 3/5/2038	105,000	134,806
8.13%, 7/15/2039	150,000	215,282
CME Group, Inc. 5.30%, 9/15/2043	50,000	55,519

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Credit Suisse USA, Inc. 7.13%, 7/15/2032	$75,000	$101,570
General Electric Capital Corp.:
5.88%, 1/14/2038	410,000	481,408
6.75%, 3/15/2032	480,000	613,723
6.88%, 1/10/2039	230,000	301,291
General Electric Capital Corp., Series A 6.15%, 8/7/2037	200,000	242,260
General Electric Capital Services, Inc. 7.50%, 8/21/2035	100,000	131,721
Goldman Sachs Capital I 6.35%, 2/15/2034	200,000	206,500
Invesco Finance PLC 5.38%, 11/30/2043	50,000	53,235
JPMorgan Chase & Co.:
4.85%, 2/1/2044	100,000	102,456
5.40%, 1/6/2042	100,000	110,359
5.50%, 10/15/2040	100,000	111,638
5.63%, 8/16/2043	50,000	54,166
6.40%, 5/15/2038	185,000	229,596
Leucadia National Corp. 6.63%, 10/23/2043	30,000	31,272
Merrill Lynch & Co., Inc.:
6.75%, 6/1/2028	150,000	178,344
7.75%, 5/14/2038	120,000	157,653
National Rural Utilities Cooperative Finance Corp. 8.00%, 3/1/2032	75,000	104,681
Raymond James Financial, Inc. 5.63%, 4/1/2024	50,000	54,384
UBS AG of Stamford, CT 7.75%, 9/1/2026	100,000	128,162

		5,321,299

DIVERSIFIED TELECOMMUNICATION SERVICES — 5.0%
AT&T, Inc.:
4.30%, 12/15/2042	192,000	170,133
4.35%, 6/15/2045	98,000	87,194
5.55%, 8/15/2041 (b)	250,000	263,976
6.40%, 5/15/2038	10,000	11,538
6.50%, 9/1/2037 (b)	100,000	116,196
British Telecommunications PLC 9.63%, 12/15/2030	200,000	309,814
Qwest Corp.:
7.25%, 9/15/2025	100,000	113,000
7.25%, 10/15/2035	100,000	102,000
Verizon Communications, Inc.:
3.85%, 11/1/2042	100,000	83,862
4.75%, 11/1/2041	100,000	96,338
6.00%, 4/1/2041	100,000	112,232
6.25%, 4/1/2037	250,000	286,605
6.40%, 9/15/2033	402,000	473,943
6.55%, 9/15/2043	1,331,000	1,615,179
7.75%, 12/1/2030	170,000	223,445
Verizon Maryland, Inc. 5.13%, 6/15/2033	150,000	148,529
Verizon New York, Inc., Series A 7.38%, 4/1/2032	100,000	118,629

		4,332,613

ELECTRIC UTILITIES — 11.7%
Alabama Power Co.:
5.20%, 6/1/2041	100,000	111,822
6.00%, 3/1/2039	100,000	122,748
6.13%, 5/15/2038	70,000	86,922
Appalachian Power Co.:
5.80%, 10/1/2035	50,000	56,982
6.70%, 8/15/2037	100,000	125,271
Arizona Public Service Co. 4.50%, 4/1/2042	100,000	101,494
CenterPoint Energy Houston Electric LLC 3.55%, 8/1/2042	100,000	87,545
Cleco Power LLC 6.00%, 12/1/2040	100,000	116,172
CMS Energy Corp. 4.70%, 3/31/2043	29,000	28,883
Commonwealth Edison Co. 3.80%, 10/1/2042	50,000	45,337
Commonwealth Edison Co., Series 1 5.90%, 3/15/2036	100,000	119,778
Consolidated Edison Co. of New York, Inc.:
3.95%, 3/1/2043	50,000	45,683
4.20%, 3/15/2042	75,000	71,145
5.50%, 12/1/2039	75,000	84,665
5.70%, 12/1/2036	130,000	150,881
5.70%, 6/15/2040	50,000	59,126
Dominion Gas Holdings LLC 4.80%, 11/1/2043 (c)	38,000	38,684
Dominion Resources, Inc:
5.95%, 6/15/2035	100,000	116,276
7.00%, 6/15/2038	100,000	128,964
Duke Energy Carolinas LLC:
4.25%, 12/15/2041	125,000	122,484
6.10%, 6/1/2037	100,000	120,012
6.45%, 10/15/2032	100,000	124,692
Duke Energy Indiana, Inc. 6.45%, 4/1/2039	180,000	232,175
Duke Energy Progress, Inc. 4.10%, 3/15/2043	50,000	47,907
Entergy Louisiana LLC 5.40%, 11/1/2024	100,000	113,596
Exelon Corp. 5.63%, 6/15/2035	200,000	214,691
Exelon Generation Co. LLC:
5.60%, 6/15/2042	60,000	62,275
6.25%, 10/1/2039	60,000	66,080
FirstEnergy Solutions Corp. 6.80%, 8/15/2039	100,000	104,773
Florida Power & Light Co.:
4.05%, 6/1/2042	100,000	95,845
4.13%, 2/1/2042	100,000	96,922
5.69%, 3/1/2040	115,000	136,883
5.85%, 5/1/2037	50,000	59,986
6.20%, 6/1/2036	150,000	186,601
Florida Power Corp.:
6.35%, 9/15/2037	100,000	127,388
6.40%, 6/15/2038	80,000	102,888
Georgia Power Co.:
4.30%, 3/15/2043	50,000	48,188
4.75%, 9/1/2040	125,000	128,704

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Iberdrola International BV 6.75%, 7/15/2036	$100,000	$116,137
Interstate Power & Light Co. 6.25%, 7/15/2039	50,000	62,639
John Sevier Combined Cycle Generation LLC 4.63%, 1/15/2042	974	1,009
Kansas City Power & Light Co.:
5.30%, 10/1/2041	50,000	53,322
6.05%, 11/15/2035	50,000	57,570
Kentucky Utilities Co. 5.13%, 11/1/2040	75,000	82,771
MidAmerican Energy Holdings Co.:
5.75%, 11/1/2035	100,000	118,596
8.48%, 9/15/2028	125,000	174,565
Mississippi Power Co. 4.25%, 3/15/2042	100,000	92,659
Nevada Power Co.:
5.38%, 9/15/2040	75,000	85,165
6.65%, 4/1/2036	50,000	64,288
Nisource Finance Corp.:
5.25%, 2/15/2043	100,000	101,691
5.95%, 6/15/2041	100,000	110,355
Northern States Power Co.:
3.40%, 8/15/2042	100,000	85,829
5.35%, 11/1/2039	50,000	57,537
Oglethorpe Power Corp.:
4.20%, 12/1/2042	25,000	23,206
5.38%, 11/1/2040	65,000	71,035
5.95%, 11/1/2039	50,000	58,370
Ohio Edison Co. 6.88%, 7/15/2036	100,000	123,378
Ohio Power Co. 6.60%, 2/15/2033	102,000	126,717
Oklahoma Gas & Electric Co. 4.55%, 3/15/2044	100,000	102,702
Oncor Electric Delivery Co. LLC:
5.30%, 6/1/2042	50,000	55,062
7.50%, 9/1/2038	125,000	170,187
Pacific Gas & Electric Co.:
4.60%, 6/15/2043	125,000	123,492
5.13%, 11/15/2043	100,000	106,111
5.80%, 3/1/2037	150,000	172,860
6.05%, 3/1/2034	250,000	294,199
PacifiCorp 6.00%, 1/15/2039	100,000	123,025
Potomac Electric Power Co.:
4.15%, 3/15/2043	50,000	47,919
7.90%, 12/15/2038	100,000	146,934
PPL Electric Utilities Corp.:
5.20%, 7/15/2041	55,000	61,547
6.25%, 5/15/2039	50,000	63,033
Progress Energy, Inc.:
6.00%, 12/1/2039	100,000	120,005
7.75%, 3/1/2031	90,000	121,837
Public Service Co. of Colorado 6.25%, 9/1/2037	100,000	127,629
Public Service Electric & Gas Co.:
3.95%, 5/1/2042	50,000	47,039
5.50%, 3/1/2040	100,000	115,614
5.80%, 5/1/2037	100,000	119,580
Puget Sound Energy, Inc.:
4.43%, 11/15/2041	100,000	101,234
5.48%, 6/1/2035	75,000	86,608
5.80%, 3/15/2040 (b)	55,000	66,746
San Diego Gas & Electric Co.:
3.95%, 11/15/2041	25,000	23,764
4.30%, 4/1/2042	100,000	99,908
San Diego Gas & Electric Co., Series D 6.00%, 6/1/2026	100,000	120,992
South Carolina Electric & Gas Co.:
4.35%, 2/1/2042	50,000	49,632
5.30%, 5/15/2033	50,000	55,736
5.45%, 2/1/2041	50,000	57,318
Southern California Edison Co.:
3.90%, 3/15/2043	50,000	46,503
4.05%, 3/15/2042	100,000	94,158
4.50%, 9/1/2040	50,000	50,418
4.65%, 10/1/2043	100,000	104,482
5.95%, 2/1/2038	100,000	121,796
6.00%, 1/15/2034	100,000	122,709
Southern California Edison Co., Series G 5.75%, 4/1/2035	50,000	59,070
Southern Power Co. 5.25%, 7/15/2043	50,000	53,633
Southwestern Public Service Co., Series F 6.00%, 10/1/2036	100,000	117,537
Tampa Electric Co.:
4.10%, 6/15/2042	50,000	47,157
6.55%, 5/15/2036	50,000	63,640
The Connecticut Light & Power Co. 6.35%, 6/1/2036	50,000	63,085
The Detroit Edison Co.:
3.95%, 6/15/2042	75,000	70,198
5.70%, 10/1/2037	50,000	59,168
Union Electric Co. 8.45%, 3/15/2039	100,000	157,288
Virginia Electric and Power Co.:
4.65%, 8/15/2043	50,000	51,732
6.00%, 5/15/2037	89,000	108,267
Westar Energy, Inc. 4.13%, 3/1/2042	100,000	96,604
Wisconsin Electric Power Co. 3.65%, 12/15/2042	50,000	44,024
Wisconsin Power & Light Co. 6.38%, 8/15/2037	50,000	63,418
Wisconsin Public Service Corp. 4.75%, 11/1/2044	50,000	53,154
Xcel Energy, Inc. 4.80%, 9/15/2041	50,000	51,726

		10,037,787

ELECTRICAL EQUIPMENT — 0.1%
Emerson Electric Co. 6.00%, 8/15/2032	50,000	60,533

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.2%
Corning, Inc.:
5.75%, 8/15/2040	75,000	88,149
7.25%, 8/15/2036	50,000	61,506

		149,655

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

ENERGY EQUIPMENT & SERVICES — 0.9%
Cameron International Corp. 5.95%, 6/1/2041	$100,000	$108,750
Diamond Offshore Drilling, Inc. 4.88%, 11/1/2043	50,000	48,844
Halliburton Co.:
4.75%, 8/1/2043	150,000	155,922
6.70%, 9/15/2038	100,000	128,962
National Oilwell Varco, Inc. 3.95%, 12/1/2042	100,000	92,617
Weatherford International, Inc. 6.80%, 6/15/2037	50,000	58,053
Weatherford International, Ltd./Bermuda:
6.50%, 8/1/2036	125,000	140,676
6.75%, 9/15/2040	50,000	58,224

		792,048

FOOD & STAPLES RETAILING — 2.9%
CVS Caremark Corp.:
5.30%, 12/5/2043	125,000	137,772
5.75%, 5/15/2041	50,000	57,876
6.13%, 9/15/2039	100,000	120,927
6.25%, 6/1/2027	50,000	60,992
Delhaize America LLC 9.00%, 4/15/2031	50,000	63,636
Safeway, Inc. 7.25%, 2/1/2031 (b)	100,000	96,500
Sysco Corp. 6.63%, 3/17/2039	100,000	128,886
The Kroger Co.:
5.15%, 8/1/2043	30,000	30,655
5.40%, 7/15/2040	100,000	103,600
7.50%, 4/1/2031	65,000	81,944
Wal-Mart Stores, Inc.:
4.75%, 10/2/2043	100,000	105,776
4.88%, 7/8/2040	175,000	187,695
5.00%, 10/25/2040	150,000	163,871
5.25%, 9/1/2035	230,000	257,417
5.63%, 4/1/2040	200,000	235,451
5.63%, 4/15/2041	100,000	118,622
5.88%, 4/5/2027	200,000	243,550
6.50%, 8/15/2037	175,000	226,916
Walgreen Co. 4.40%, 9/15/2042	50,000	47,018

		2,469,104

FOOD PRODUCTS — 1.9%
Ahold Finance USA LLC 6.88%, 5/1/2029	100,000	122,386
Archer-Daniels-Midland Co.:
4.02%, 4/16/2043	150,000	139,311
5.38%, 9/15/2035	100,000	110,702
Campbell Soup Co. 3.80%, 8/2/2042	58,000	48,625
ConAgra Foods, Inc.:
6.63%, 8/15/2039	150,000	180,986
7.13%, 10/1/2026	50,000	61,336
General Mills, Inc. 4.15%, 2/15/2043	50,000	46,758
Kellogg Co., Series B 7.45%, 4/1/2031	75,000	98,588
Kraft Foods Group, Inc.:
5.00%, 6/4/2042	150,000	156,840
6.50%, 2/9/2040	50,000	62,030
6.88%, 1/26/2039	100,000	128,934
Mondelez International, Inc. 6.50%, 2/9/2040	185,000	231,102
The Hershey Co. 7.20%, 8/15/2027	50,000	65,374
Unilever Capital Corp. 5.90%, 11/15/2032	110,000	140,016

		1,592,988

GAS UTILITIES — 0.3%
AGL Capital Corp.:
4.40%, 6/1/2043	50,000	49,144
5.88%, 3/15/2041	70,000	83,506
Atmos Energy Corp. 5.50%, 6/15/2041	50,000	57,248
ONE Gas, Inc. 4.66%, 2/1/2044 (c)	25,000	25,905
Piedmont Natural Gas Co., Inc. 4.65%, 8/1/2043	25,000	25,865
Southern California Gas Co. 3.75%, 9/15/2042	50,000	45,850

		287,518

HEALTH CARE EQUIPMENT & SUPPLIES — 0.9%
Baxter International, Inc. 3.65%, 8/15/2042	100,000	86,225
Becton Dickinson and Co. 6.00%, 5/15/2039	100,000	122,849
Boston Scientific Corp. 7.38%, 1/15/2040	101,000	132,765
Covidien International Finance SA 6.55%, 10/15/2037	100,000	128,611
Medtronic, Inc.:
4.00%, 4/1/2043	50,000	46,311
4.63%, 3/15/2044	100,000	102,423
5.55%, 3/15/2040	100,000	114,211
St. Jude Medical, Inc. 4.75%, 4/15/2043	75,000	74,932

		808,327

HEALTH CARE PROVIDERS & SERVICES — 2.2%
Aetna, Inc.:
4.50%, 5/15/2042	90,000	88,504
6.63%, 6/15/2036	100,000	123,871
Cardinal Health, Inc. 4.60%, 3/15/2043	60,000	58,538
CIGNA Corp.:
5.88%, 3/15/2041	100,000	117,586
7.88%, 5/15/2027	100,000	129,387
Humana, Inc. 4.63%, 12/1/2042	107,000	102,396
Kaiser Foundation Hospitals 4.88%, 4/1/2042	50,000	52,511
Mayo Clinic 4.00%, 11/15/2047	100,000	91,423
McKesson Corp. 6.00%, 3/1/2041	50,000	58,050
Quest Diagnostics, Inc. 6.95%, 7/1/2037	75,000	87,461

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

UnitedHealth Group, Inc.:
4.25%, 3/15/2043	$100,000	$95,108
4.38%, 3/15/2042	50,000	48,733
5.80%, 3/15/2036	50,000	58,730
5.95%, 2/15/2041	100,000	119,878
6.63%, 11/15/2037	100,000	128,369
6.88%, 2/15/2038	115,000	151,538
WellPoint, Inc.:
4.65%, 1/15/2043	100,000	97,123
5.10%, 1/15/2044	50,000	51,909
5.85%, 1/15/2036	50,000	56,780
5.95%, 12/15/2034	10,000	11,447
6.38%, 6/15/2037	130,000	156,482

		1,885,824

HOTELS, RESTAURANTS & LEISURE — 0.5%
Darden Restaurants, Inc. 6.80%, 10/15/2037	50,000	54,635
McDonald’s Corp.:
3.70%, 2/15/2042	50,000	45,260
4.88%, 7/15/2040	75,000	81,800
6.30%, 10/15/2037	100,000	127,062
6.30%, 3/1/2038	75,000	95,479
Yum! Brands, Inc. 6.88%, 11/15/2037	32,000	38,962

		443,198

HOUSEHOLD DURABLES — 0.1%
Whirlpool Corp. 5.15%, 3/1/2043 (b)	50,000	51,094

HOUSEHOLD PRODUCTS — 0.5%
Kimberly-Clark Corp. 5.30%, 3/1/2041	100,000	114,013
The Procter & Gamble Co.:
5.50%, 2/1/2034	100,000	117,437
5.55%, 3/5/2037	150,000	177,019

		408,469

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
TransAlta Corp. 6.50%, 3/15/2040	100,000	101,181

INDUSTRIAL CONGLOMERATES — 0.9%
3M Co. 5.70%, 3/15/2037	100,000	120,200
General Electric Co.:
4.13%, 10/9/2042	150,000	143,198
4.50%, 3/11/2044	225,000	230,016
Koninklijke Philips Electronics NV:
5.00%, 3/15/2042	50,000	52,675
6.88%, 3/11/2038	100,000	128,398
Tyco Electronics Group SA 7.13%, 10/1/2037	100,000	121,960

		796,447

INSURANCE — 5.0%
ACE INA Holdings, Inc.:
4.15%, 3/13/2043	50,000	47,370
6.70%, 5/15/2036	50,000	64,842
Aflac, Inc.:
6.45%, 8/15/2040	50,000	61,780
6.90%, 12/17/2039	18,000	23,306
American International Group, Inc.:
4.13%, 2/15/2024	100,000	102,029
6.25%, 5/1/2036	125,000	153,890
8.18%, 5/15/2058 (d)	325,000	426,562
Aon PLC:
4.25%, 12/12/2042	20,000	18,278
4.45%, 5/24/2043	50,000	47,223
Arch Capital Group US, Inc. 5.14%, 11/1/2043	70,000	73,149
Assurant, Inc. 6.75%, 2/15/2034	50,000	56,476
AXA SA 8.60%, 12/15/2030 (a)	115,000	147,200
Berkshire Hathaway Finance Corp.:
4.40%, 5/15/2042	50,000	48,156
5.75%, 1/15/2040	100,000	115,991
Berkshire Hathaway, Inc. 4.50%, 2/11/2043 (b)	100,000	98,316
Chubb Corp. 6.50%, 5/15/2038	120,000	154,974
Cincinnati Financial Corp. 6.92%, 5/15/2028	100,000	119,893
Endurance Specialty Holdings, Ltd. 7.00%, 7/15/2034	50,000	57,714
Genworth Financial, Inc. 6.50%, 6/15/2034	50,000	57,343
Hartford Financial Services Group, Inc.:
4.30%, 4/15/2043	21,000	19,501
6.63%, 3/30/2040	50,000	62,552
Lincoln National Corp. 7.00%, 6/15/2040	100,000	131,589
Loews Corp. 4.13%, 5/15/2043	50,000	45,054
Markel Corp. 5.00%, 3/30/2043	33,000	32,475
Marsh & McLennan Cos., Inc. 5.88%, 8/1/2033	50,000	57,227
MetLife, Inc.:
4.13%, 8/13/2042 (b)	150,000	139,087
4.88%, 11/13/2043	100,000	103,499
5.70%, 6/15/2035	100,000	115,446
6.38%, 6/15/2034	100,000	124,616
6.40%, 12/15/2036 (a)	150,000	158,250
Principal Financial Group, Inc.:
4.63%, 9/15/2042	50,000	48,833
6.05%, 10/15/2036	50,000	58,889
Protective Life Corp. 8.45%, 10/15/2039	50,000	67,490
Prudential Financial, Inc.:
5.20%, 3/15/2044 (a)(b)(d)	150,000	148,125
5.40%, 6/13/2035	50,000	54,269
5.63%, 5/12/2041	125,000	140,833
5.75%, 7/15/2033	75,000	84,341
Prudential Financial, Inc., Series D 5.70%, 12/14/2036	50,000	56,284
Swiss Re Solutions Holding Corp. 7.00%, 2/15/2026	35,000	42,886
The Allstate Corp.:
5.35%, 6/1/2033	50,000	55,719
5.55%, 5/9/2035	75,000	85,591
5.95%, 4/1/2036	30,000	35,773

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

The Progressive Corp. 6.25%, 12/1/2032	$50,000	$61,648
The Travelers Cos., Inc.:
4.60%, 8/1/2043	63,000	63,958
6.25%, 6/15/2037	130,000	161,986
Travelers Property Casualty Corp. 6.38%, 3/15/2033	50,000	62,194
Unum Group 5.75%, 8/15/2042	50,000	55,197
XL Group PLC 6.25%, 5/15/2027	100,000	114,778

		4,262,582

INTERNET SOFTWARE & SERVICES — 0.1%
eBay, Inc. 4.00%, 7/15/2042	50,000	44,154

IT SERVICES — 0.5%
International Business Machines Corp.:
4.00%, 6/20/2042	75,000	70,454
5.60%, 11/30/2039	87,000	100,951
5.88%, 11/29/2032	50,000	60,861
6.50%, 1/15/2028	50,000	63,358
7.00%, 10/30/2025	50,000	64,519
Leidos Holdings, Inc. 5.95%, 12/1/2040 (b)	100,000	99,652

		459,795

LEISURE PRODUCTS — 0.1%
Hasbro, Inc. 6.35%, 3/15/2040	50,000	55,570

LIFE SCIENCES TOOLS & SERVICES — 0.1%
Thermo Fisher Scientific, Inc. 5.30%, 2/1/2044	57,000	61,396

MACHINERY — 1.1%
Caterpillar, Inc.:
3.80%, 8/15/2042	39,000	34,806
5.20%, 5/27/2041	115,000	127,428
6.05%, 8/15/2036	100,000	121,618
Cummins, Inc. 4.88%, 10/1/2043	100,000	107,299
Deere & Co.:
3.90%, 6/9/2042	100,000	92,945
5.38%, 10/16/2029	50,000	57,740
Dover Corp. 5.38%, 3/1/2041	100,000	112,739
Eaton Corp. 4.15%, 11/2/2042	150,000	139,191
Illinois Tool Works, Inc.:
3.90%, 9/1/2042	100,000	91,090
4.88%, 9/15/2041	25,000	26,432
Stanley Black & Decker, Inc. 5.20%, 9/1/2040	50,000	53,871

		965,159

MEDIA — 7.2%
21st Century Fox America, Inc.:
5.40%, 10/1/2043	150,000	161,250
6.20%, 12/15/2034	50,000	58,279
6.40%, 12/15/2035	100,000	119,362
CBS Corp.:
4.85%, 7/1/2042	100,000	97,209
5.50%, 5/15/2033	50,000	53,016
7.88%, 7/30/2030	75,000	98,508
Comcast Corp.:
4.25%, 1/15/2033	300,000	292,183
4.50%, 1/15/2043 (b)	100,000	97,848
4.65%, 7/15/2042	98,000	97,906
4.75%, 3/1/2044	100,000	101,834
5.65%, 6/15/2035	100,000	112,575
6.40%, 3/1/2040	100,000	123,480
6.45%, 3/15/2037	100,000	122,391
6.55%, 7/1/2039	150,000	187,759
6.95%, 8/15/2037 (b)	260,000	337,754
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
5.15%, 3/15/2042	150,000	142,427
6.00%, 8/15/2040	50,000	52,684
6.38%, 3/1/2041	150,000	162,842
Discovery Communications LLC:
4.88%, 4/1/2043	50,000	48,856
4.95%, 5/15/2042	75,000	73,812
6.35%, 6/1/2040	50,000	57,884
Grupo Televisa SA 6.63%, 3/18/2025 (b)	150,000	174,162
NBCUniversal Media LLC:
5.95%, 4/1/2041	100,000	117,883
6.40%, 4/30/2040	50,000	61,864
News America, Inc.:
6.15%, 3/1/2037	100,000	116,245
6.15%, 2/15/2041	150,000	175,939
6.55%, 3/15/2033	50,000	60,070
6.65%, 11/15/2037	140,000	170,563
The Walt Disney Co.:
3.70%, 12/1/2042	100,000	90,535
4.13%, 12/1/2041 (b)	50,000	48,545
4.38%, 8/16/2041	50,000	49,913
Thomson Reuters Corp.:
5.65%, 11/23/2043	50,000	52,689
5.85%, 4/15/2040	100,000	106,457
Time Warner Cable, Inc.:
4.50%, 9/15/2042	100,000	91,660
5.50%, 9/1/2041	125,000	131,033
5.88%, 11/15/2040	150,000	163,556
6.55%, 5/1/2037	100,000	116,444
6.75%, 6/15/2039	100,000	119,465
7.30%, 7/1/2038	205,000	258,739
Time Warner Cos., Inc. 6.95%, 1/15/2028	100,000	122,574
Time Warner, Inc.:
4.90%, 6/15/2042 (b)	75,000	74,929
5.35%, 12/15/2043 (b)	50,000	53,288
6.20%, 3/15/2040	150,000	173,935
6.25%, 3/29/2041	100,000	117,649
6.50%, 11/15/2036	75,000	88,928
7.63%, 4/15/2031	240,000	318,101
7.70%, 5/1/2032	100,000	133,532
Viacom, Inc.:
4.38%, 3/15/2043	62,000	55,444
4.88%, 6/15/2043	50,000	48,329
5.85%, 9/1/2043 (b)	150,000	166,525
6.88%, 4/30/2036	100,000	123,876

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

WPP Finance UK 5.13%, 9/7/2042	$50,000	$49,111

		6,231,842

METALS & MINING — 3.4%
Alcoa, Inc.:
5.90%, 2/1/2027	50,000	51,147
5.95%, 2/1/2037	50,000	49,043
6.75%, 1/15/2028	50,000	54,584
Barrick Gold Corp. 5.25%, 4/1/2042	100,000	90,693
Barrick North America Finance LLC 5.70%, 5/30/2041	50,000	48,090
Barrick PD Australia Finance Pty Ltd. 5.95%, 10/15/2039	150,000	148,331
BHP Billiton Finance USA, Ltd.:
4.13%, 2/24/2042	125,000	117,859
5.00%, 9/30/2043	200,000	211,648
Cliffs Natural Resources, Inc. 6.25%, 10/1/2040 (b)	100,000	87,184
Freeport-McMoRan Copper & Gold, Inc. 5.45%, 3/15/2043	220,000	216,663
Newmont Mining Corp.:
4.88%, 3/15/2042 (b)	50,000	40,210
6.25%, 10/1/2039	190,000	182,850
Nucor Corp.:
5.20%, 8/1/2043	36,000	36,671
6.40%, 12/1/2037	50,000	58,067
Rio Tinto Alcan, Inc.:
6.13%, 12/15/2033	65,000	75,656
7.25%, 3/15/2031	100,000	126,105
Rio Tinto Finance USA PLC 4.13%, 8/21/2042 (b)	100,000	90,659
Rio Tinto Finance USA, Ltd. 5.20%, 11/2/2040	100,000	106,190
Southern Copper Corp.:
5.25%, 11/8/2042	150,000	128,427
6.75%, 4/16/2040	75,000	76,805
Teck Resources, Ltd.:
6.13%, 10/1/2035	50,000	51,141
6.25%, 7/15/2041	200,000	206,445
Vale Overseas, Ltd.:
6.88%, 11/21/2036	320,000	343,789
6.88%, 11/10/2039	100,000	107,712
Vale SA 5.63%, 9/11/2042 (b)	200,000	187,091

		2,893,060

MULTI-UTILITIES — 1.3%
American Water Capital Corp. 4.30%, 12/1/2042	150,000	143,886
Dominion Resources, Inc.:
4.90%, 8/1/2041	100,000	102,168
5.25%, 8/1/2033	86,000	94,550
DTE Energy Co. 6.38%, 4/15/2033	50,000	60,990
MidAmerican Energy Holdings Co.:
5.95%, 5/15/2037	100,000	117,572
6.13%, 4/1/2036	280,000	334,096
6.50%, 9/15/2037	130,000	161,418
Sempra Energy 6.00%, 10/15/2039	100,000	119,116

		1,133,796

MULTILINE RETAIL — 1.0%
Kohl’s Corp. 6.88%, 12/15/2037	50,000	58,628
Macy’s Retail Holdings, Inc.:
5.13%, 1/15/2042	50,000	51,789
6.65%, 7/15/2024	75,000	89,695
6.70%, 7/15/2034	100,000	122,443
Nordstrom, Inc.:
5.00%, 1/15/2044 (b)(c)	50,000	52,401
6.95%, 3/15/2028	50,000	63,339
Target Corp.:
4.00%, 7/1/2042 (b)	150,000	137,937
6.50%, 10/15/2037	100,000	125,535
7.00%, 1/15/2038	125,000	165,341

		867,108

OIL, GAS & CONSUMABLE FUELS — 11.6%
Alberta Energy Co., Ltd. 7.38%, 11/1/2031	10,000	12,399
Anadarko Petroleum Corp.:
6.20%, 3/15/2040	125,000	144,946
6.45%, 9/15/2036	100,000	118,437
Apache Corp.:
4.25%, 1/15/2044	100,000	94,105
4.75%, 4/15/2043	150,000	151,034
5.10%, 9/1/2040	50,000	52,700
5.25%, 2/1/2042	50,000	53,595
6.00%, 1/15/2037	125,000	145,910
Baker Hughes, Inc. 5.13%, 9/15/2040	150,000	165,505
Canadian Natural Resources, Ltd.:
5.85%, 2/1/2035	100,000	110,150
6.25%, 3/15/2038 (b)	100,000	119,135
7.20%, 1/15/2032	50,000	63,159
Cenovus Energy, Inc.:
4.45%, 9/15/2042	100,000	94,069
6.75%, 11/15/2039	100,000	124,515
CenterPoint Energy Resources Corp. 5.85%, 1/15/2041	35,000	41,596
Conoco Funding Co. 7.25%, 10/15/2031	165,000	221,915
Conoco, Inc. 6.95%, 4/15/2029	115,000	152,977
ConocoPhillips 6.50%, 2/1/2039	375,000	491,461
Devon Energy Corp.:
4.75%, 5/15/2042	50,000	49,723
5.60%, 7/15/2041	100,000	110,759
7.95%, 4/15/2032	100,000	137,347
Devon Financing Corp. ULC 7.88%, 9/30/2031	115,000	156,450
El Paso Natural Gas Co. LLC 8.38%, 6/15/2032	100,000	133,692
El Paso Pipeline Partners Operating Co. LLC 4.70%, 11/1/2042	100,000	88,460
Enbridge Energy Partners LP, Series B 7.50%, 4/15/2038	100,000	124,226

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

EnCana Corp.:
5.15%, 11/15/2041 (b)	$75,000	$76,256
6.50%, 8/15/2034 (b)	150,000	175,024
6.50%, 2/1/2038 (b)	50,000	59,699
6.63%, 8/15/2037	50,000	59,832
Energy Transfer Partners LP:
5.15%, 2/1/2043	100,000	96,988
5.95%, 10/1/2043	100,000	107,617
6.05%, 6/1/2041	75,000	80,886
6.63%, 10/15/2036	50,000	56,963
ENI USA, Inc. 7.30%, 11/15/2027	50,000	64,465
Enterprise Products Operating LLC:
4.45%, 2/15/2043	100,000	94,026
4.85%, 3/15/2044	100,000	100,064
5.10%, 2/15/2045	50,000	51,764
6.13%, 10/15/2039	100,000	116,031
6.65%, 10/15/2034 (b)	100,000	122,857
7.55%, 4/15/2038	115,000	149,825
Hess Corp.:
5.60%, 2/15/2041	100,000	109,505
6.00%, 1/15/2040	75,000	85,490
7.13%, 3/15/2033	100,000	126,177
7.30%, 8/15/2031	65,000	82,606
Husky Energy, Inc. 6.80%, 9/15/2037	50,000	63,439
Kerr-McGee Corp. 7.88%, 9/15/2031	150,000	194,118
Kinder Morgan Energy Partners LP:
5.00%, 8/15/2042	100,000	95,254
5.00%, 3/1/2043	50,000	47,750
5.63%, 9/1/2041	100,000	103,403
6.38%, 3/1/2041	50,000	56,443
6.95%, 1/15/2038	75,000	89,824
7.40%, 3/15/2031	200,000	244,414
Marathon Oil Corp.:
6.60%, 10/1/2037	50,000	62,553
6.80%, 3/15/2032	50,000	60,880
Marathon Petroleum Corp. 6.50%, 3/1/2041	100,000	121,423
Murphy Oil Corp. 5.13%, 12/1/2042	50,000	46,587
Noble Energy, Inc.:
5.25%, 11/15/2043	150,000	156,756
6.00%, 3/1/2041	50,000	57,239
Noble Holding International, Ltd.:
5.25%, 3/15/2042 (b)	50,000	48,882
6.05%, 3/1/2041	50,000	53,282
ONEOK Partners LP:
6.13%, 2/1/2041	50,000	56,156
6.85%, 10/15/2037	100,000	120,770
Petro-Canada:
5.35%, 7/15/2033	100,000	106,786
5.95%, 5/15/2035	100,000	114,926
6.80%, 5/15/2038	95,000	120,915
Phillips 66 5.88%, 5/1/2042 (b)	100,000	115,530
Plains All American Pipeline LP/PAA Finance Corp.:
5.15%, 6/1/2042	100,000	104,135
6.65%, 1/15/2037	50,000	61,330
Rowan Cos., Inc. 5.85%, 1/15/2044	33,000	33,485
Shell International Finance BV:
3.63%, 8/21/2042	50,000	44,153
4.55%, 8/12/2043	100,000	102,860
5.50%, 3/25/2040	100,000	117,004
6.38%, 12/15/2038	190,000	244,612
Southern Natural Gas Co. 8.00%, 3/1/2032	15,000	19,929
Spectra Energy Partners LP 4.75%, 3/15/2024 (b)	100,000	105,366
Suncor Energy, Inc.:
6.50%, 6/15/2038	50,000	61,790
6.85%, 6/1/2039	100,000	128,264
Sunoco Logistics Partners Operations LP 6.10%, 2/15/2042	100,000	109,167
Talisman Energy, Inc.:
5.50%, 5/15/2042	100,000	99,064
6.25%, 2/1/2038	100,000	106,898
Texas Eastern Transmission LP 7.00%, 7/15/2032	100,000	123,700
TransCanada PipeLines, Ltd. 5.00%, 10/16/2043	50,000	52,642
TransCanada Pipelines, Ltd.:
6.10%, 6/1/2040	100,000	120,506
6.20%, 10/15/2037	120,000	145,937
7.63%, 1/15/2039	165,000	230,435
Transcontinental Gas Pipe Line Co. LLC:
4.45%, 8/1/2042	22,000	20,314
5.40%, 8/15/2041	50,000	52,917
Transocean, Inc.:
6.80%, 3/15/2038	150,000	162,415
7.50%, 4/15/2031	30,000	34,218
Valero Energy Corp.:
7.50%, 4/15/2032	75,000	95,692
10.50%, 3/15/2039	100,000	159,584
Williams Cos., Inc. 8.75%, 3/15/2032	100,000	121,152
Williams Partners LP:
5.80%, 11/15/2043	50,000	53,797
6.30%, 4/15/2040	100,000	113,636

		9,936,672

PAPER & FOREST PRODUCTS — 0.7%
Domtar Corp. 6.75%, 2/15/2044	50,000	55,399
Georgia-Pacific LLC 8.88%, 5/15/2031	150,000	219,093
International Paper Co.:
6.00%, 11/15/2041	100,000	114,497
8.70%, 6/15/2038	50,000	72,085
Westvaco Corp. 7.95%, 2/15/2031	100,000	122,247

		583,321

PERSONAL PRODUCTS — 0.1%
Avon Products, Inc. 6.95%, 3/15/2043	50,000	50,273
The Estee Lauder Cos., Inc. 6.00%, 5/15/2037	50,000	59,453

		109,726

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

PHARMACEUTICALS — 4.4%
Abbott Laboratories:
5.30%, 5/27/2040	$50,000	$56,984
6.00%, 4/1/2039	75,000	92,486
AbbVie, Inc. 4.40%, 11/6/2042 (b)	200,000	195,041
Actavis, Inc. 4.63%, 10/1/2042	100,000	95,420
AstraZeneca PLC:
4.00%, 9/18/2042	100,000	92,536
6.45%, 9/15/2037	200,000	251,551
Bristol-Myers Squibb Co.:
3.25%, 8/1/2042	71,000	57,493
4.50%, 3/1/2044	100,000	100,391
5.88%, 11/15/2036	74,000	88,869
Eli Lilly & Co.:
5.50%, 3/15/2027	65,000	75,676
6.77%, 1/1/2036	100,000	129,527
Express Scripts Holding Co. 6.13%, 11/15/2041	75,000	88,748
GlaxoSmithKline Capital, Inc.:
4.20%, 3/18/2043	45,000	43,636
6.38%, 5/15/2038	180,000	229,172
Johnson & Johnson:
4.50%, 9/1/2040	225,000	235,492
5.95%, 8/15/2037	75,000	93,310
Merck & Co, Inc.:
4.15%, 5/18/2043	100,000	95,822
5.85%, 6/30/2039	100,000	120,998
5.95%, 12/1/2028	100,000	120,539
6.30%, 1/1/2026	150,000	185,662
6.50%, 12/1/2033	50,000	64,845
Mylan, Inc. 5.40%, 11/29/2043	17,000	17,701
Novartis Capital Corp.:
3.40%, 5/6/2024	100,000	99,702
3.70%, 9/21/2042	100,000	90,418
4.40%, 5/6/2044	150,000	151,362
Pfizer, Inc. 7.20%, 3/15/2039	210,000	292,277
Teva Pharmaceutical Finance Co. LLC 6.15%, 2/1/2036	100,000	113,641
Wyeth:
5.95%, 4/1/2037	200,000	242,077
6.50%, 2/1/2034	125,000	159,761
Zoetis, Inc. 4.70%, 2/1/2043	126,000	124,896

		3,806,033

REAL ESTATE INVESTMENT TRUSTS — 0.4%
HCP, Inc. 6.75%, 2/1/2041	50,000	63,056
Health Care REIT, Inc. 6.50%, 3/15/2041	86,000	103,448
Simon Property Group LP 6.75%, 2/1/2040	65,000	84,975
Weyerhaeuser Co. 7.38%, 3/15/2032	100,000	128,265

		379,744

ROAD & RAIL — 2.5%
Burlington Northern Santa Fe LLC:
4.38%, 9/1/2042	100,000	94,842
4.40%, 3/15/2042	75,000	71,453
5.15%, 9/1/2043	100,000	106,977
5.75%, 5/1/2040	150,000	171,203
6.15%, 5/1/2037	100,000	119,248
7.95%, 8/15/2030	50,000	68,022
Canadian National Railway Co.:
3.50%, 11/15/2042	100,000	86,516
6.38%, 11/15/2037	100,000	128,204
6.90%, 7/15/2028	45,000	58,661
Canadian Pacific Railway, Ltd. 5.75%, 1/15/2042	100,000	116,090
Con-way, Inc. 6.70%, 5/1/2034	50,000	53,832
CSX Corp.:
4.10%, 3/15/2044	161,000	147,105
4.40%, 3/1/2043	100,000	95,802
6.22%, 4/30/2040	120,000	145,278
Kansas City Southern Railway 4.30%, 5/15/2043 (c)	17,000	15,412
Norfolk Southern Corp.:
4.84%, 10/1/2041	300,000	307,914
6.00%, 3/15/2105	100,000	113,605
Union Pacific Corp.:
4.30%, 6/15/2042	50,000	47,978
4.75%, 9/15/2041	75,000	77,247
4.82%, 2/1/2044	102,000	106,348

		2,131,737

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.4%
Applied Materials, Inc. 5.85%, 6/15/2041	100,000	111,663
Intel Corp.:
4.00%, 12/15/2032	50,000	48,485
4.25%, 12/15/2042	100,000	95,125
4.80%, 10/1/2041	100,000	103,808

		359,081

SOFTWARE — 1.0%
Microsoft Corp.:
3.75%, 5/1/2043 (b)	73,000	65,968
4.50%, 10/1/2040	50,000	50,498
5.20%, 6/1/2039	100,000	112,001
5.30%, 2/8/2041	100,000	112,294
Oracle Corp.:
5.38%, 7/15/2040 (b)	200,000	224,946
6.13%, 7/8/2039	105,000	128,667
6.50%, 4/15/2038	100,000	127,361

		821,735

SPECIALTY RETAIL — 1.2%
Kohl’s Corp. 6.00%, 1/15/2033	25,000	26,737
Lowe’s Cos., Inc.:
4.65%, 4/15/2042	100,000	101,154
5.00%, 9/15/2043	100,000	106,268
5.80%, 10/15/2036	100,000	116,327
6.65%, 9/15/2037	50,000	63,718

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

QVC, Inc. 5.95%, 3/15/2043 (b)	$50,000	$50,303
The Home Depot, Inc.:
4.88%, 2/15/2044	100,000	106,826
5.40%, 9/15/2040	100,000	112,938
5.88%, 12/16/2036	165,000	198,489
5.95%, 4/1/2041	125,000	151,881

		1,034,641

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.3%
Apple, Inc. 3.85%, 5/4/2043	200,000	177,367
Hewlett-Packard Co. 6.00%, 9/15/2041	75,000	82,250

		259,617

TEXTILES, APPAREL & LUXURY GOODS — 0.2%
NIKE, Inc. 3.63%, 5/1/2043	50,000	45,153
V.F. Corp. 6.45%, 11/1/2037	100,000	123,861

		169,014

TOBACCO — 1.3%
Altria Group, Inc.:
4.25%, 8/9/2042	50,000	44,307
4.50%, 5/2/2043	50,000	46,002
5.38%, 1/31/2044	192,000	201,639
9.95%, 11/10/2038	54,000	86,441
10.20%, 2/6/2039	33,000	54,028
Lorillard Tobacco Co. 8.13%, 5/1/2040	50,000	63,949
Philip Morris International, Inc.:
3.88%, 8/21/2042	50,000	44,388
4.13%, 3/4/2043	50,000	46,028
4.38%, 11/15/2041	100,000	95,657
4.50%, 3/20/2042	50,000	48,788
4.88%, 11/15/2043	75,000	77,625
6.38%, 5/16/2038	100,000	122,755
Reynolds American, Inc.:
4.75%, 11/1/2042	125,000	116,922
6.15%, 9/15/2043	50,000	56,415

		1,104,944

WIRELESS TELECOMMUNICATION SERVICES — 4.7%
Alltel Corp. 7.88%, 7/1/2032	50,000	67,028
America Movil SAB de CV:
4.38%, 7/16/2042 (b)	250,000	222,797
6.38%, 3/1/2035 (b)	140,000	159,733
AT&T Corp. 8.00%, 11/15/2031	219,000	301,506
AT&T, Inc.:
5.35%, 9/1/2040	345,000	353,588
6.15%, 9/15/2034	100,000	111,124
6.30%, 1/15/2038	115,000	131,358
6.55%, 2/15/2039	250,000	293,827
Deutsche Telekom International Finance BV:
8.75%, 6/15/2030	280,000	404,128
9.25%, 6/1/2032	50,000	77,127
Embarq Corp. 8.00%, 6/1/2036	150,000	157,125
France Telecom SA 5.38%, 1/13/2042 (b)	100,000	102,761
GTE Corp. 6.94%, 4/15/2028	160,000	192,388
Koninklijke KPN NV 8.38%, 10/1/2030	100,000	134,134
Orange SA:
5.50%, 2/6/2044	50,000	52,197
8.75%, 3/1/2031	150,000	215,637
Rogers Communications, Inc.:
4.50%, 3/15/2043	50,000	46,443
5.00%, 3/15/2044 (b)	100,000	101,144
7.50%, 8/15/2038	50,000	64,903
Telefonica Emisiones SAU 7.05%, 6/20/2036	100,000	121,043
Telefonica Europe BV 8.25%, 9/15/2030	145,000	187,885
US Cellular Corp. 6.70%, 12/15/2033	100,000	99,924
Vodafone Group PLC:
4.38%, 2/19/2043	175,000	157,489
6.15%, 2/27/2037	115,000	130,260
6.25%, 11/30/2032	100,000	115,634

		4,001,183

TOTAL CORPORATE BONDS & NOTES —
(Cost $85,192,207)		84,829,356

	Shares
SHORT TERM INVESTMENTS — 3.5%
MONEY MARKET FUNDS — 3.5%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	2,459,247	2,459,247
State Street Institutional Liquid Reserves Fund 0.08% (f)(g)	586,377	586,377

TOTAL SHORT TERM INVESTMENTS — (h)
(Cost $3,045,624)		3,045,624

TOTAL INVESTMENTS — 102.2% (i)
(Cost $88,237,831)		87,874,980
OTHER ASSETS & LIABILITIES — (2.2)%		(1,913,727)

NET ASSETS — 100.0%		$85,961,253

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

(a)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs (See accompanying Notes to Schedules of Investments).
(b)	A portion of the security was on loan at March 31, 2014.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.2% of net assets as of March 31, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Variable rate security. Rate shown is rate in effect at March 31, 2014. Maturity date disclosed is the ultimate maturity.
(e)	Investments of cash collateral for securities loaned
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments).
(g)	The rate shown is the annualized seven-day yield at period end.
(h)	Value is determined based on Level 1 inputs (See accompanying Notes to Schedules of Investments).
(i)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (See accompanying Notes to Schedules of Investments).
PLC = Public Limited Company
REIT = Real Estate Investment Trust
ULC = Unlimited Liability Corporation

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 96.4%
AEROSPACE & DEFENSE — 1.0%
Honeywell International, Inc. 4.25%, 3/1/2021	$50,000	$54,512
L-3 Communications Corp.:
3.95%, 11/15/2016	25,000	26,676
4.75%, 7/15/2020	25,000	26,326
Lockheed Martin Corp. 2.13%, 9/15/2016 (a)	50,000	51,435
Raytheon Co.:
3.13%, 10/15/2020 (a)	50,000	50,567
4.88%, 10/15/2040 (a)	15,000	16,021
The Boeing Co. 5.88%, 2/15/2040	20,000	24,580
United Technologies Corp. 6.13%, 7/15/2038	25,000	31,369

		281,486

AIR FREIGHT & LOGISTICS — 0.3%
FedEx Corp. 2.63%, 8/1/2022 (a)	75,000	69,850
United Parcel Service, Inc. 4.88%, 11/15/2040	25,000	26,768

		96,618

AIRLINES — 2.1%
American Airlines 2013-1 Pass Through Trust, Class A 4.00%, 7/15/2025 (b)	97,291	98,385
Continental Airlines, Inc. Pass Through Trust, Class A 5.98%, 4/19/2022	42,998	49,018
Delta Air Lines 2012-1 Pass Through Trust, Class A 4.75%, 5/7/2020	185,986	200,865
Southwest Airlines Co. 5.13%, 3/1/2017 (a)	100,000	109,464
US Airways 2012-2 Pass Through Trust, Class A 4.63%, 6/3/2025 (c)	149,485	156,586

		614,318

AUTO COMPONENTS — 0.2%
Johnson Controls, Inc. 4.25%, 3/1/2021	50,000	53,441

AUTOMOBILES — 0.3%
Daimler Finance North America LLC 8.50%, 1/18/2031	25,000	37,250
PACCAR Financial Corp. 1.55%, 9/29/2014	50,000	50,293

		87,543

BANKS — 4.3%
Abbey National Treasury Services PLC 4.00%, 4/27/2016	50,000	53,026
American Express Bank FSB 6.00%, 9/13/2017 (a)	25,000	28,650
BB&T Corp. 3.20%, 3/15/2016	50,000	52,132
BB&T Corp., Series C 2.15%, 3/22/2017 (a)	50,000	51,073
BBVA US Senior SAU 3.25%, 5/16/2014	50,000	50,161
BNP Paribas SA 5.00%, 1/15/2021 (a)	50,000	55,209
Credit Suisse of New York, NY 4.38%, 8/5/2020 (a)	100,000	107,809
Deutsche Bank AG London 6.00%, 9/1/2017	100,000	113,747
HSBC Holdings PLC 4.00%, 3/30/2022	50,000	51,466
KeyCorp 5.10%, 3/24/2021	50,000	55,586
Lloyds Bank PLC 6.38%, 1/21/2021	100,000	119,846
PNC Funding Corp. 2.70%, 9/19/2016	50,000	51,899
Royal Bank of Canada:
1.45%, 9/9/2016	30,000	30,368
2.20%, 7/27/2018	50,000	50,343
Royal Bank of Scotland Group PLC 6.40%, 10/21/2019	75,000	86,044
The Toronto-Dominion Bank 2.38%, 10/19/2016 (a)	50,000	51,868
UnionBanCal Corp. 3.50%, 6/18/2022	50,000	50,264
US Bancorp 4.20%, 5/15/2014	50,000	50,227
Wells Fargo & Co. 5.63%, 12/11/2017	50,000	57,035
Westpac Banking Corp. 3.00%, 8/4/2015	25,000	25,796
Zions Bancorporation 7.75%, 9/23/2014	25,000	25,769

		1,218,318

BEVERAGES — 1.5%
Anheuser-Busch InBev Worldwide, Inc. 8.00%, 11/15/2039	50,000	74,766
Beam, Inc. 5.38%, 1/15/2016	50,000	53,561
Brown-Forman Corp. 2.25%, 1/15/2023	50,000	45,429
Coca-Cola Enterprises, Inc. 2.13%, 9/15/2015	50,000	50,928
Diageo Capital PLC 2.63%, 4/29/2023 (a)	50,000	46,639
Dr Pepper Snapple Group, Inc. 2.90%, 1/15/2016	50,000	51,870
PepsiCo, Inc. 3.13%, 11/1/2020 (a)	50,000	51,173
The Coca-Cola Co. 4.88%, 3/15/2019 (a)	50,000	56,515

		430,881

BIOTECHNOLOGY — 1.0%
Amgen, Inc. 6.38%, 6/1/2037	25,000	30,167
Celgene Corp. 3.95%, 10/15/2020	50,000	52,307
Genentech, Inc. 4.75%, 7/15/2015	85,000	89,542

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Genzyme Corp. 3.63%, 6/15/2015	$50,000	$51,825
Gilead Sciences, Inc. 4.50%, 4/1/2021 (a)	50,000	54,633

		278,474

BUILDING MATERIALS — 0.2%
CRH America, Inc. 6.00%, 9/30/2016	50,000	55,649

BUILDING PRODUCTS — 0.1%
Owens Corning 7.00%, 12/1/2036	25,000	27,722

CAPITAL MARKETS — 2.3%
Ameriprise Financial, Inc.:
5.30%, 3/15/2020 (a)	50,000	56,482
7.30%, 6/28/2019	25,000	30,566
HSBC USA, Inc. 1.63%, 1/16/2018 (a)	50,000	49,530
Jefferies Group LLC 3.88%, 11/9/2015 (a)	50,000	51,972
Morgan Stanley:
5.45%, 1/9/2017	100,000	110,453
6.25%, 8/9/2026	25,000	29,567
Northern Trust Corp. 2.38%, 8/2/2022 (a)	100,000	94,954
The Bank of New York Mellon Corp. 4.30%, 5/15/2014	55,000	55,262
The Goldman Sachs Group, Inc.:
2.90%, 7/19/2018	50,000	51,049
3.63%, 1/22/2023 (a)	50,000	49,182
6.00%, 5/1/2014 (a)	50,000	50,220
6.25%, 2/1/2041	25,000	29,772

		659,009

CHEMICALS — 3.8%
Agrium, Inc.:
3.15%, 10/1/2022	50,000	47,640
6.13%, 1/15/2041 (a)	25,000	28,742
Air Products & Chemicals, Inc.:
2.00%, 8/2/2016	15,000	15,352
4.38%, 8/21/2019	50,000	54,664
Airgas, Inc. 3.25%, 10/1/2015	100,000	103,399
CF Industries, Inc. 6.88%, 5/1/2018 (a)	100,000	116,319
E.I. du Pont de Nemours & Co. 6.00%, 7/15/2018 (a)	50,000	58,150
Eastman Chemical Co. 3.00%, 12/15/2015 (a)	25,000	25,851
Ecolab, Inc. 5.50%, 12/8/2041	50,000	56,697
LYB International Finance BV:
4.00%, 7/15/2023 (a)	100,000	101,900
5.25%, 7/15/2043	25,000	26,288
Monsanto Co.:
2.75%, 4/15/2016	25,000	26,019
3.60%, 7/15/2042	80,000	70,455
Potash Corp. of Saskatchewan, Inc. 4.88%, 3/30/2020 (a)	50,000	55,218
PPG Industries, Inc. 2.70%, 8/15/2022 (a)	75,000	70,910
RPM International, Inc.:
3.45%, 11/15/2022	50,000	47,395
6.13%, 10/15/2019	25,000	28,260
The Dow Chemical Co. 7.38%, 11/1/2029 (a)	50,000	64,753
The Mosaic Co. 4.88%, 11/15/2041	25,000	24,042
The Sherwin-Williams Co. 1.35%, 12/15/2017	50,000	49,409

		1,071,463

COMMERCIAL SERVICES & SUPPLIES — 1.0%
Cintas Corp. No 2 2.85%, 6/1/2016	50,000	51,488
Equifax, Inc. 3.30%, 12/15/2022	100,000	95,423
Republic Services, Inc.:
3.80%, 5/15/2018 (a)	50,000	53,170
5.25%, 11/15/2021	20,000	22,287
The Western Union Co.:
2.88%, 12/10/2017 (a)	50,000	50,691
5.25%, 4/1/2020 (a)	25,000	26,707

		299,766

COMMUNICATIONS EQUIPMENT — 0.8%
Cisco Systems, Inc.:
2.13%, 3/1/2019	50,000	49,911
3.15%, 3/14/2017	50,000	52,775
5.90%, 2/15/2039 (a)	25,000	29,844
Juniper Networks, Inc. 4.60%, 3/15/2021 (a)	50,000	52,035
Motorola Solutions, Inc. 6.00%, 11/15/2017	50,000	56,991

		241,556

CONSTRUCTION & ENGINEERING — 0.2%
ABB Finance USA, Inc. 4.38%, 5/8/2042	50,000	49,276

CONSUMER FINANCE — 0.2%
John Deere Capital Corp. 2.25%, 4/17/2019 (a)	50,000	50,135

CONTAINERS & PACKAGING — 0.2%
Sonoco Products Co. 5.75%, 11/1/2040	40,000	45,257

DIVERSIFIED FINANCIAL SERVICES — 4.3%
Air Lease Corp. 3.88%, 4/1/2021 (a)	25,000	25,085
Alterra Finance LLC 6.25%, 9/30/2020	50,000	57,731
American Express Credit Corp. 1.75%, 6/12/2015	50,000	50,648
AXA Financial, Inc. 7.00%, 4/1/2028	35,000	40,733
Bank of America Corp. 3.88%, 3/22/2017 (a)	75,000	79,869
Boeing Capital Corp. 2.90%, 8/15/2018	15,000	15,683
Capital One Financial Corp.:
4.75%, 7/15/2021	50,000	54,339
6.75%, 9/15/2017	17,000	19,788

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Citigroup, Inc. 3.95%, 6/15/2016	$50,000	$52,917
Ford Motor Credit Co. LLC 4.25%, 9/20/2022	100,000	103,120
Franklin Resources, Inc. 3.13%, 5/20/2015 (a)	100,000	102,817
General Electric Capital Corp. 3.50%, 6/29/2015	50,000	51,851
JPMorgan Chase & Co.:
1.13%, 2/26/2016	100,000	100,250
3.20%, 1/25/2023	50,000	48,553
5.50%, 10/15/2040	25,000	27,910
Lazard Group LLC 6.85%, 6/15/2017	95,000	108,026
Moody’s Corp. 5.50%, 9/1/2020 (a)	50,000	54,968
ORIX Corp. 5.00%, 1/12/2016 (a)	60,000	63,993
The Charles Schwab Corp. 3.23%, 9/1/2022	50,000	48,914
The Nasdaq OMX Group, Inc. 5.25%, 1/16/2018 (a)	30,000	32,780
Toyota Motor Credit Corp. 0.80%, 5/17/2016 (a)	100,000	100,249

		1,240,224

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.0%
AT&T, Inc. 2.50%, 8/15/2015	50,000	51,191
British Telecommunications PLC 5.95%, 1/15/2018	100,000	114,015
Qwest Corp. 6.88%, 9/15/2033	50,000	49,500
Verizon New York, Inc., Series A 7.38%, 4/1/2032	50,000	59,314

		274,020

ELECTRIC UTILITIES — 4.8%
Appalachian Power Co. 5.80%, 10/1/2035	25,000	28,491
Arizona Public Service Co. 8.75%, 3/1/2019	50,000	64,017
CMS Energy Corp. 3.88%, 3/1/2024	70,000	70,504
Consolidated Edison Co. of New York, Inc. 5.38%, 12/15/2015	50,000	53,478
Constellation Energy Group, Inc. 5.15%, 12/1/2020	50,000	54,366
Consumers Energy Co.:
3.38%, 8/15/2023	50,000	49,958
3.95%, 5/15/2043	25,000	23,413
Duke Energy Carolinas LLC 6.10%, 6/1/2037	25,000	30,003
Entergy Gulf States Louisiana LLC 5.59%, 10/1/2024	25,000	28,786
Exelon Generation Co. LLC 6.20%, 10/1/2017	50,000	55,595
Florida Power & Light Co. 4.13%, 2/1/2042 (a)	25,000	24,230
Georgia Power Co. 5.65%, 3/1/2037	25,000	28,555
Great Plains Energy, Inc. 4.85%, 6/1/2021	25,000	27,097
Kentucky Utilities Co. 5.13%, 11/1/2040	25,000	27,590
Nevada Power Co. 6.65%, 4/1/2036 (a)	100,000	128,577
Nisource Finance Corp.:
5.65%, 2/1/2045 (a)	25,000	26,883
5.95%, 6/15/2041	25,000	27,589
NSTAR Electric Co. 4.40%, 3/1/2044 (a)	35,000	35,429
Oklahoma Gas & Electric Co. 5.25%, 5/15/2041	25,000	27,951
Pacific Gas & Electric Co. 4.75%, 2/15/2044 (a)	25,000	25,174
Potomac Electric Power Co. 7.90%, 12/15/2038	35,000	51,427
Progress Energy, Inc. 4.40%, 1/15/2021 (a)	50,000	53,835
Public Service Co. of Colorado 4.30%, 3/15/2044	67,000	67,271
Public Service Electric & Gas Co.:
0.85%, 8/15/2014	20,000	20,037
5.50%, 3/1/2040	15,000	17,342
South Carolina Electric & Gas Co. 6.05%, 1/15/2038 (a)	50,000	60,862
Southern California Edison Co. 3.88%, 6/1/2021	20,000	21,207
TECO Finance, Inc. 5.15%, 3/15/2020	50,000	55,497
The Detroit Edison Co. 5.60%, 6/15/2018	50,000	56,505
Westar Energy, Inc. 4.13%, 3/1/2042 (a)	50,000	48,302
Wisconsin Electric Power Co. 5.70%, 12/1/2036	25,000	29,290
Wisconsin Power & Light Co. 5.00%, 7/15/2019	50,000	55,806

		1,375,067

ELECTRICAL EQUIPMENT — 0.6%
Agilent Technologies, Inc. 6.50%, 11/1/2017	50,000	57,779
Emerson Electric Co. 4.25%, 11/15/2020	50,000	53,998
Roper Industries, Inc. 6.25%, 9/1/2019	50,000	56,801

		168,578

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.8%
Amphenol Corp.:
2.55%, 1/30/2019	50,000	49,925
4.00%, 2/1/2022	35,000	35,170
Arrow Electronics, Inc. 3.38%, 11/1/2015	50,000	51,740
Avnet, Inc. 6.63%, 9/15/2016	50,000	56,103
Corning, Inc. 5.75%, 8/15/2040	30,000	35,260

		228,198

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

ENERGY EQUIPMENT & SERVICES — 0.8%
Cameron International Corp. 5.95%, 6/1/2041 (a)	$25,000	$27,188
Halliburton Co.:
4.50%, 11/15/2041 (a)	25,000	24,781
6.70%, 9/15/2038	25,000	32,240
Nabors Industries, Inc. 9.25%, 1/15/2019	50,000	62,413
National Oilwell Varco, Inc.:
2.60%, 12/1/2022	25,000	23,608
3.95%, 12/1/2042	50,000	46,308

		216,538

FOOD & STAPLES RETAILING — 1.3%
Costco Wholesale Corp.:
1.70%, 12/15/2019	50,000	48,370
5.50%, 3/15/2017	25,000	27,849
CVS Caremark Corp.:
2.75%, 12/1/2022 (a)	50,000	47,197
6.13%, 8/15/2016	20,000	22,267
Sysco Corp. 6.63%, 3/17/2039	25,000	32,222
The Kroger Co.:
3.85%, 8/1/2023	50,000	49,706
6.15%, 1/15/2020	50,000	58,272
Wal-Mart Stores, Inc. 6.20%, 4/15/2038	20,000	25,080
Walgreen Co. 5.25%, 1/15/2019	50,000	56,185

		367,148

FOOD PRODUCTS — 2.5%
Bunge Ltd. Finance Corp. 5.35%, 4/15/2014	50,000	50,072
Campbell Soup Co. 4.25%, 4/15/2021 (a)	25,000	26,120
ConAgra Foods, Inc.:
6.63%, 8/15/2039	25,000	30,164
7.00%, 4/15/2019	50,000	59,383
Corn Products International, Inc. 4.63%, 11/1/2020	50,000	52,940
Delhaize Group SA 5.70%, 10/1/2040	25,000	25,323
General Mills, Inc.:
3.65%, 2/15/2024 (a)	56,000	56,337
5.70%, 2/15/2017 (a)	50,000	56,136
Kellogg Co. 4.15%, 11/15/2019	50,000	53,776
Kraft Foods, Inc. 6.13%, 2/1/2018	35,000	40,283
The Hershey Co. 4.13%, 12/1/2020	50,000	53,803
The Hillshire Brands Co. 2.75%, 9/15/2015	50,000	50,615
Tyson Foods, Inc. 4.50%, 6/15/2022 (a)	100,000	104,241
Unilever Capital Corp. 2.75%, 2/10/2016	50,000	51,859

		711,052

GAS UTILITIES — 0.6%
AGL Capital Corp. 5.25%, 8/15/2019	50,000	55,691
Atmos Energy Corp. 6.35%, 6/15/2017	50,000	55,925
National Grid PLC 6.30%, 8/1/2016	25,000	27,905
Southern California Gas Co. 5.45%, 4/15/2018	35,000	39,716

		179,237

HEALTH CARE EQUIPMENT & SUPPLIES — 1.6%
Baxter International, Inc. 6.25%, 12/1/2037	25,000	31,010
Becton Dickinson and Co. 3.25%, 11/12/2020	25,000	25,397
Boston Scientific Corp. 7.38%, 1/15/2040 (a)	35,000	46,008
C.R. Bard, Inc. 4.40%, 1/15/2021	25,000	26,902
CareFusion Corp. 6.38%, 8/1/2019	50,000	57,032
Covidien International Finance SA 4.20%, 6/15/2020 (a)	50,000	53,247
Medtronic, Inc.:
3.13%, 3/15/2022	50,000	49,998
4.50%, 3/15/2042 (a)	50,000	50,348
St. Jude Medical, Inc. 2.50%, 1/15/2016 (a)	35,000	35,985
Stryker Corp. 2.00%, 9/30/2016	50,000	51,368
Zimmer Holdings, Inc. 5.75%, 11/30/2039	25,000	29,071

		456,366

HEALTH CARE PROVIDERS & SERVICES — 1.8%
Aetna, Inc.:
3.95%, 9/1/2020 (a)	25,000	26,297
6.63%, 6/15/2036	25,000	30,968
AmerisourceBergen Corp. 4.88%, 11/15/2019	50,000	55,216
Cardinal Health, Inc.:
3.20%, 3/15/2023	50,000	48,200
5.80%, 10/15/2016	50,000	55,788
CIGNA Corp. 8.50%, 5/1/2019	50,000	62,973
Coventry Health Care, Inc. 6.30%, 8/15/2014	30,000	30,610
Express Scripts, Inc. 3.13%, 5/15/2016 (a)	20,000	20,907
Humana, Inc. 8.15%, 6/15/2038	25,000	35,061
Laboratory Corp. of America Holdings 4.63%, 11/15/2020 (a)	35,000	37,267
Quest Diagnostics, Inc. 6.40%, 7/1/2017 (a)	15,000	16,965
UnitedHealth Group, Inc. 3.88%, 10/15/2020 (a)	50,000	52,688
WellPoint, Inc. 3.13%, 5/15/2022 (a)	50,000	47,912

		520,852

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

HOTELS, RESTAURANTS & LEISURE — 1.9%
Darden Restaurants, Inc. 6.80%, 10/15/2037	$25,000	$27,317
International Game Technology 5.50%, 6/15/2020 (a)	35,000	38,072
Marriott International, Inc.:
3.38%, 10/15/2020	83,000	83,251
6.38%, 6/15/2017	50,000	56,045
McDonald’s Corp. 5.35%, 3/1/2018	20,000	22,744
Starbucks Corp. 6.25%, 8/15/2017	35,000	40,446
Starwood Hotels & Resorts Worldwide, Inc. 6.75%, 5/15/2018	75,000	86,730
Wyndham Worldwide Corp.:
2.50%, 3/1/2018 (a)	50,000	49,386
4.25%, 3/1/2022	50,000	50,652
Yum! Brands, Inc.:
3.88%, 11/1/2020	50,000	51,450
6.88%, 11/15/2037	32,000	38,962

		545,055

HOUSEHOLD DURABLES — 1.5%
MDC Holdings, Inc. 5.38%, 7/1/2015	200,000	209,000
Mohawk Industries, Inc. 3.85%, 2/1/2023 (a)	100,000	97,975
Newell Rubbermaid, Inc. 4.70%, 8/15/2020	50,000	53,596
Whirlpool Corp. 4.85%, 6/15/2021 (a)	50,000	54,114

		414,685

HOUSEHOLD PRODUCTS — 0.8%
Church & Dwight Co., Inc. 3.35%, 12/15/2015	25,000	25,716
Colgate-Palmolive Co. 3.15%, 8/5/2015	25,000	25,876
Energizer Holdings, Inc. 4.70%, 5/19/2021	50,000	51,789
Kimberly-Clark Corp. 6.25%, 7/15/2018	25,000	29,443
The Clorox Co. 3.80%, 11/15/2021	50,000	51,415
The Procter & Gamble Co. 1.80%, 11/15/2015	50,000	50,976

		235,215

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.2%
TransAlta Corp. 6.65%, 5/15/2018	50,000	56,790

INDUSTRIAL CONGLOMERATES — 0.8%
3M Co. 1.38%, 9/29/2016	50,000	50,846
Cooper US, Inc. 2.38%, 1/15/2016	25,000	25,500
Koninklijke Philips Electronics NV 6.88%, 3/11/2038	25,000	32,099
Pentair Finance SA 5.00%, 5/15/2021	50,000	53,677
Tyco Electronics Group SA 4.88%, 1/15/2021	50,000	52,712

		214,834

INSURANCE — 8.8%
ACE INA Holdings, Inc.:
2.60%, 11/23/2015 (a)	50,000	51,476
2.70%, 3/13/2023 (a)	25,000	23,649
4.15%, 3/13/2043	25,000	23,685
AEGON Funding Co. LLC 5.75%, 12/15/2020	35,000	39,864
Aegon NV 4.63%, 12/1/2015	150,000	158,990
Aflac, Inc. 6.45%, 8/15/2040	50,000	61,780
American International Group, Inc.:
5.05%, 10/1/2015 (a)	50,000	53,093
5.45%, 5/18/2017	35,000	39,007
6.40%, 12/15/2020 (a)	20,000	23,816
AON Corp. 3.13%, 5/27/2016	35,000	36,338
Assurant, Inc. 6.75%, 2/15/2034	50,000	56,476
AXIS Specialty Finance PLC 2.65%, 4/1/2019	100,000	99,938
Berkshire Hathaway Finance Corp.:
0.95%, 8/15/2016 (a)	50,000	50,188
2.00%, 8/15/2018	50,000	50,077
Berkshire Hathaway, Inc. 4.50%, 2/11/2043 (a)	25,000	24,579
Cincinnati Financial Corp. 6.13%, 11/1/2034	50,000	55,761
CNA Financial Corp. 5.75%, 8/15/2021	25,000	28,669
Endurance Specialty Holdings, Ltd. 7.00%, 7/15/2034	50,000	57,714
Genworth Financial, Inc. 6.52%, 5/22/2018 (a)	100,000	115,219
Hartford Financial Services Group, Inc. 4.30%, 4/15/2043	21,000	19,501
ING US, Inc.:
2.90%, 2/15/2018	50,000	51,174
5.50%, 7/15/2022	50,000	55,897
5.70%, 7/15/2043	25,000	27,857
Lincoln National Corp.:
4.00%, 9/1/2023	150,000	152,052
6.25%, 2/15/2020	25,000	29,251
Loews Corp. 6.00%, 2/1/2035	25,000	28,721
Manulife Financial Corp. 4.90%, 9/17/2020 (a)	120,000	129,905
Markel Corp. 7.13%, 9/30/2019	50,000	60,204
Marsh & McLennan Cos., Inc.:
4.05%, 10/15/2023 (a)	25,000	25,397
4.80%, 7/15/2021	50,000	54,104
5.38%, 7/15/2014	50,000	50,690
MetLife, Inc. 6.82%, 8/15/2018	25,000	29,828
Principal Financial Group, Inc. 8.88%, 5/15/2019	50,000	63,813

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Reinsurance Group of America, Inc. 6.45%, 11/15/2019	$50,000	$57,568
The Allstate Corp.:
3.15%, 6/15/2023 (a)	100,000	97,607
4.50%, 6/15/2043 (a)	50,000	49,951
The Progressive Corp. 3.75%, 8/23/2021 (a)	50,000	52,215
The Travelers Cos., Inc.:
3.90%, 11/1/2020 (a)	50,000	52,782
4.60%, 8/1/2043	50,000	50,760
Transatlantic Holdings, Inc. 8.00%, 11/30/2039 (a)	25,000	32,883
Travelers Property Casualty Corp. 6.38%, 3/15/2033	50,000	62,194
Unum Group 7.13%, 9/30/2016	50,000	56,816
W.R. Berkley Corp. 6.25%, 2/15/2037	50,000	58,037
XL Group PLC 6.38%, 11/15/2024	50,000	58,885
XLIT, Ltd. 5.75%, 10/1/2021	50,000	57,453

		2,515,864

INTERNET & CATALOG RETAIL — 0.1%
Expedia, Inc. 5.95%, 8/15/2020 (a)	35,000	38,850

INTERNET SOFTWARE & SERVICES — 0.4%
Google, Inc.:
2.13%, 5/19/2016	50,000	51,646
3.63%, 5/19/2021	50,000	52,964

		104,610

IT SERVICES — 1.0%
Fiserv, Inc.:
3.13%, 6/15/2016	35,000	36,571
4.63%, 10/1/2020 (a)	100,000	106,892
International Business Machines Corp. 5.70%, 9/14/2017	50,000	56,985
Leidos Holdings, Inc. 4.45%, 12/1/2020	50,000	50,716
Xerox Corp. 4.50%, 5/15/2021 (a)	45,000	47,682

		298,846

LEISURE PRODUCTS — 0.1%
Mattel, Inc.:
2.50%, 11/1/2016	20,000	20,587
6.20%, 10/1/2040	10,000	11,452

		32,039

LIFE SCIENCES TOOLS & SERVICES — 0.2%
Thermo Fisher Scientific, Inc. 2.25%, 8/15/2016	50,000	51,414

MACHINERY — 2.2%
Caterpillar, Inc. 3.90%, 5/27/2021 (a)	50,000	52,794
Cummins, Inc.:
3.65%, 10/1/2023 (a)	56,000	56,903
7.13%, 3/1/2028	25,000	32,537
Danaher Corp. 5.40%, 3/1/2019	50,000	57,133
Deere & Co. 5.38%, 10/16/2029	25,000	28,870
Dover Corp. 5.38%, 3/1/2041	35,000	39,459
Eaton Corp.:
2.75%, 11/2/2022	25,000	23,663
6.95%, 3/20/2019	25,000	29,701
Illinois Tool Works, Inc. 4.88%, 9/15/2041	25,000	26,432
Ingersoll-Rand Global Holding Co., Ltd. 6.88%, 8/15/2018	35,000	40,888
Parker Hannifin Corp.:
5.50%, 5/15/2018	50,000	56,926
6.25%, 5/15/2038	25,000	30,948
Stanley Black & Decker, Inc. 5.20%, 9/1/2040	35,000	37,710
Xylem, Inc. 3.55%, 9/20/2016	115,000	121,297

		635,261

MEDIA — 3.2%
21st Century Fox America, Inc. 6.20%, 12/15/2034 (a)	50,000	58,279
CBS Corp. 7.88%, 7/30/2030 (a)	75,000	98,508
Comcast Corp. 4.65%, 7/15/2042	50,000	49,952
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
5.20%, 3/15/2020 (a)	25,000	27,460
6.38%, 3/1/2041 (a)	25,000	27,140
Discovery Communications LLC 5.63%, 8/15/2019	35,000	39,912
Grupo Televisa SAB 8.50%, 3/11/2032	50,000	64,850
NBCUniversal Media LLC 5.15%, 4/30/2020 (a)	75,000	84,508
Omnicom Group, Inc. 6.25%, 7/15/2019	50,000	58,334
The Interpublic Group of Cos., Inc.:
2.25%, 11/15/2017 (a)	50,000	50,469
4.00%, 3/15/2022	50,000	49,779
The McGraw-Hill Cos., Inc. 6.55%, 11/15/2037	25,000	24,773
The Walt Disney Co.:
0.45%, 12/1/2015	25,000	24,992
2.35%, 12/1/2022 (a)	25,000	23,266
2.75%, 8/16/2021	25,000	24,711
3.70%, 12/1/2042	25,000	22,634
Time Warner Cable, Inc. 6.55%, 5/1/2037	50,000	58,222
Time Warner, Inc. 4.70%, 1/15/2021 (a)	50,000	54,461
Viacom, Inc. 4.25%, 9/15/2015	25,000	26,238
WPP Finance UK 8.00%, 9/15/2014	50,000	51,633

		920,121

METALS & MINING — 1.9%
Alcoa, Inc.:
5.40%, 4/15/2021 (a)	25,000	26,267

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

5.95%, 2/1/2037	$50,000	$49,043
Allegheny Technologies, Inc. 9.38%, 6/1/2019	50,000	61,165
BHP Billiton Finance USA, Ltd. 6.50%, 4/1/2019 (a)	35,000	41,918
Freeport-McMoRan Copper & Gold, Inc. 3.55%, 3/1/2022 (a)	50,000	47,812
Glencore Canada Corp. 5.38%, 6/1/2015	50,000	52,332
Newmont Mining Corp. 5.88%, 4/1/2035	25,000	23,208
Nucor Corp. 6.40%, 12/1/2037	25,000	29,033
Reliance Steel & Aluminum Co. 6.85%, 11/15/2036	100,000	108,407
Southern Copper Corp. 7.50%, 7/27/2035	25,000	27,232
Teck Resources, Ltd. 4.75%, 1/15/2022 (a)	28,000	28,667
Vale Overseas, Ltd. 6.88%, 11/10/2039 (a)	25,000	26,928
Xstrata Canada Corp. 6.20%, 6/15/2035	25,000	25,727

		547,739

MULTI-UTILITIES — 1.2%
American Water Capital Corp. 6.09%, 10/15/2017	35,000	39,401
Dominion Resources, Inc. 5.60%, 11/15/2016 (a)	50,000	55,333
MidAmerican Energy Holdings Co. 6.13%, 4/1/2036	50,000	59,660
NSTAR 4.50%, 11/15/2019	25,000	27,003
Sempra Energy 6.00%, 10/15/2039 (a)	25,000	29,779
United Utilities PLC 6.88%, 8/15/2028	50,000	56,363
Veolia Environnement SA 6.75%, 6/1/2038	25,000	29,313
Xcel Energy, Inc. 4.70%, 5/15/2020	50,000	55,147

		351,999

MULTILINE RETAIL — 0.5%
Kohl’s Corp. 6.88%, 12/15/2037	25,000	29,314
Macy’s Retail Holdings, Inc.:
3.88%, 1/15/2022	25,000	25,508
6.70%, 7/15/2034	25,000	30,611
Nordstrom, Inc. 4.00%, 10/15/2021	50,000	52,232

		137,665

OIL, GAS & CONSUMABLE FUELS — 9.7%
Anadarko Petroleum Corp.:
5.95%, 9/15/2016	25,000	27,820
6.45%, 9/15/2036	75,000	88,828
Baker Hughes, Inc. 3.20%, 8/15/2021	50,000	50,588
Boardwalk Pipelines LP 5.88%, 11/15/2016 (a)	25,000	27,168
BP Capital Markets PLC 3.25%, 5/6/2022	50,000	49,646
Buckeye Partners LP 4.88%, 2/1/2021	50,000	52,727
Canadian Natural Resources, Ltd. 6.50%, 2/15/2037	50,000	60,414
Cenovus Energy, Inc.:
5.70%, 10/15/2019	50,000	57,217
6.75%, 11/15/2039 (a)	25,000	31,129
Chevron Corp. 4.95%, 3/3/2019 (a)	35,000	39,548
DCP Midstream Operating LP 3.25%, 10/1/2015	50,000	51,076
Diamond Offshore Drilling, Inc. 5.88%, 5/1/2019 (a)	50,000	57,664
El Paso Natural Gas Co. LLC 8.38%, 6/15/2032 (a)	25,000	33,423
Enbridge Energy Partners LP 4.20%, 9/15/2021 (a)	100,000	103,490
Energy Transfer Partners LP 9.00%, 4/15/2019	25,000	31,654
ENI USA, Inc. 7.30%, 11/15/2027	60,000	77,357
Ensco PLC 4.70%, 3/15/2021	50,000	53,690
Enterprise Products Operating LLC:
3.35%, 3/15/2023	50,000	48,768
4.85%, 3/15/2044 (a)	50,000	50,032
EOG Resources, Inc. 4.40%, 6/1/2020	50,000	54,759
EQT Corp. 6.50%, 4/1/2018	50,000	56,023
Hess Corp.:
5.60%, 2/15/2041	50,000	54,753
7.88%, 10/1/2029	25,000	33,157
Husky Energy, Inc. 5.90%, 6/15/2014	25,000	25,272
Kinder Morgan Energy Partners LP 6.50%, 9/1/2039	35,000	39,992
Magellan Midstream Partners LP 6.55%, 7/15/2019	50,000	59,066
Marathon Oil Corp. 6.60%, 10/1/2037	25,000	31,276
Marathon Petroleum Corp. 5.13%, 3/1/2021 (a)	50,000	55,780
Murphy Oil Corp. 7.05%, 5/1/2029	50,000	57,563
Noble Energy, Inc.:
4.15%, 12/15/2021 (a)	50,000	52,568
8.25%, 3/1/2019	25,000	31,070
Noble Holding International, Ltd. 4.63%, 3/1/2021	50,000	52,408
Occidental Petroleum Corp. 4.10%, 2/1/2021	50,000	53,902
ONEOK Partners LP:
3.25%, 2/1/2016	30,000	31,173
6.13%, 2/1/2041	65,000	73,002
Petro-Canada:
6.05%, 5/15/2018	25,000	28,759
6.80%, 5/15/2038	50,000	63,640

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Plains All American Pipeline LP/PAA Finance Corp. 5.75%, 1/15/2020	$50,000	$57,504
Rowan Cos., Inc. 7.88%, 8/1/2019	35,000	42,516
Shell International Finance BV 4.30%, 9/22/2019	25,000	27,568
Southern Natural Gas Co. 8.00%, 3/1/2032	25,000	33,214
Spectra Energy Capital LLC:
4.60%, 6/15/2021 (a)	60,000	64,069
8.00%, 10/1/2019	50,000	60,437
Sunoco Logistics Partners Operations LP:
3.45%, 1/15/2023	50,000	47,636
4.65%, 2/15/2022	15,000	15,647
4.95%, 1/15/2043	50,000	47,598
Talisman Energy, Inc.:
5.50%, 5/15/2042 (a)	25,000	24,766
5.85%, 2/1/2037	25,000	25,584
The Williams Cos., Inc. 7.50%, 1/15/2031	50,000	54,116
Total Capital SA 4.25%, 12/15/2021	25,000	27,143
TransCanada Pipelines, Ltd. 6.20%, 10/15/2037 (a)	25,000	30,403
Transocean, Inc.:
6.38%, 12/15/2021 (a)	50,000	56,198
6.80%, 3/15/2038	50,000	54,138
Valero Energy Corp.:
6.63%, 6/15/2037	25,000	30,050
9.38%, 3/15/2019 (a)	35,000	45,933
Weatherford International LLC 6.35%, 6/15/2017	50,000	56,585
Williams Partners LP 4.13%, 11/15/2020 (a)	75,000	77,818
XTO Energy, Inc. 6.25%, 8/1/2017	50,000	57,905

		2,783,230

PAPER & FOREST PRODUCTS — 0.6%
International Paper Co. 9.38%, 5/15/2019	50,000	65,269
Plum Creek Timberlands LP 3.25%, 3/15/2023	100,000	92,436

		157,705

PERSONAL PRODUCTS — 0.3%
Avon Products, Inc. 4.20%, 7/15/2018	25,000	25,677
The Estee Lauder Cos., Inc. 6.00%, 5/15/2037	50,000	59,453

		85,130

PHARMACEUTICALS — 3.7%
Abbott Laboratories 6.15%, 11/30/2037	25,000	31,196
AbbVie, Inc. 4.40%, 11/6/2042 (a)	50,000	48,760
Actavis, Inc. 6.13%, 8/15/2019	25,000	28,764
Allergan, Inc. 5.75%, 4/1/2016 (a)	100,000	109,929
Allergan, Inc./United States 3.38%, 9/15/2020	25,000	25,542
AstraZeneca PLC:
4.00%, 9/18/2042	50,000	46,268
5.90%, 9/15/2017 (a)	25,000	28,709
Bristol-Myers Squibb Co. 6.13%, 5/1/2038 (a)	25,000	30,784
Eli Lilly & Co. 5.20%, 3/15/2017 (a)	50,000	55,589
Express Scripts Holding Co. 6.13%, 11/15/2041 (a)	25,000	29,583
GlaxoSmithKline Capital PLC 1.50%, 5/8/2017	50,000	50,303
GlaxoSmithKline Capital, Inc. 5.38%, 4/15/2034	25,000	28,203
Johnson & Johnson 5.85%, 7/15/2038	25,000	30,865
McKesson Corp. 4.75%, 3/1/2021	50,000	54,698
Mead Johnson Nutrition Co. 4.90%, 11/1/2019	50,000	54,332
Merck & Co, Inc. 3.88%, 1/15/2021	50,000	53,267
Mylan, Inc. 2.60%, 6/24/2018	100,000	100,866
Novartis Capital Corp. 2.90%, 4/24/2015	25,000	25,665
Pfizer, Inc.:
0.90%, 1/15/2017	50,000	49,644
1.50%, 6/15/2018 (a)	25,000	24,684
3.00%, 6/15/2023 (a)	25,000	24,262
4.30%, 6/15/2043	25,000	24,648
Zoetis, Inc.:
3.25%, 2/1/2023 (a)	50,000	48,223
4.70%, 2/1/2043	50,000	49,562

		1,054,346

PROFESSIONAL SERVICES — 0.2%
The Dun & Bradstreet Corp. 2.88%, 11/15/2015	50,000	51,227

REAL ESTATE INVESTMENT TRUSTS — 7.4%
Alexandria Real Estate Equities, Inc. 4.60%, 4/1/2022	100,000	103,621
American Tower Corp. 4.50%, 1/15/2018	50,000	54,038
AvalonBay Communities, Inc. 5.70%, 3/15/2017	50,000	55,101
BioMed Realty LP 3.85%, 4/15/2016	50,000	52,094
Boston Properties LP 4.13%, 5/15/2021	50,000	52,161
Camden Property Trust 4.63%, 6/15/2021	175,000	187,374
DDR Corp.:
3.38%, 5/15/2023	100,000	93,905
4.75%, 4/15/2018	100,000	107,742
Digital Realty Trust LP 3.63%, 10/1/2022 (a)	150,000	138,258
Duke Realty LP 6.75%, 3/15/2020	25,000	28,821

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

ERP Operating LP 5.25%, 9/15/2014	$50,000	$51,027
HCP, Inc.:
3.75%, 2/1/2019	75,000	78,916
5.38%, 2/1/2021	25,000	27,865
Health Care REIT, Inc. 6.13%, 4/15/2020	100,000	114,334
Hospitality Properties Trust 5.00%, 8/15/2022	100,000	102,711
Host Hotels & Resorts LP:
3.75%, 10/15/2023 (a)	50,000	47,770
6.00%, 10/1/2021	75,000	84,921
Kilroy Realty LP 5.00%, 11/3/2015	50,000	52,810
Kimco Realty Corp. 4.30%, 2/1/2018	50,000	53,623
Liberty Property LP:
4.75%, 10/1/2020	70,000	73,089
6.63%, 10/1/2017	25,000	28,274
Mack-Cali Realty LP 7.75%, 8/15/2019	50,000	59,531
National Retail Properties, Inc. 3.80%, 10/15/2022	100,000	97,959
Realty Income Corp. 6.75%, 8/15/2019	50,000	58,795
Regency Centers LP 5.25%, 8/1/2015	50,000	52,648
Senior Housing Properties Trust 4.30%, 1/15/2016	50,000	51,635
Simon Property Group LP 6.13%, 5/30/2018	50,000	57,997
Ventas Realty LP/Ventas Capital Corp.:
3.13%, 11/30/2015	15,000	15,502
4.75%, 6/1/2021	25,000	26,825
Weyerhaeuser Co.:
4.63%, 9/15/2023 (a)	50,000	52,298
7.38%, 3/15/2032 (a)	50,000	64,132

		2,125,777

ROAD & RAIL — 1.8%
Burlington Northern Santa Fe LLC:
3.00%, 3/15/2023 (a)	50,000	47,627
4.45%, 3/15/2043 (a)	50,000	47,988
Canadian National Railway Co.:
2.85%, 12/15/2021	50,000	49,231
6.20%, 6/1/2036	25,000	31,264
Canadian Pacific Railway Co. 4.45%, 3/15/2023 (a)	50,000	52,484
CSX Corp. 3.70%, 10/30/2020	50,000	51,908
JB Hunt Transport Services, Inc. 3.38%, 9/15/2015	50,000	50,700
Norfolk Southern Corp.:
2.90%, 2/15/2023	32,000	30,470
3.25%, 12/1/2021 (a)	25,000	25,156
Ryder System, Inc. 2.35%, 2/26/2019 (a)	50,000	49,059
Union Pacific Corp.:
4.16%, 7/15/2022	50,000	52,862
4.30%, 6/15/2042 (a)	25,000	23,989

		512,738

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.4%
Applied Materials, Inc. 5.85%, 6/15/2041	30,000	33,499
Intel Corp. 4.80%, 10/1/2041	35,000	36,333
Texas Instruments, Inc. 1.38%, 5/15/2014 (a)	50,000	50,055

		119,887

SOFTWARE — 1.0%
CA, Inc. 5.38%, 12/1/2019 (a)	50,000	55,914
Microsoft Corp. 1.63%, 9/25/2015 (a)	50,000	50,808
Oracle Corp.:
1.20%, 10/15/2017	50,000	49,621
6.13%, 7/8/2039	25,000	30,635
Symantec Corp.:
2.75%, 9/15/2015	50,000	51,379
3.95%, 6/15/2022 (a)	50,000	49,737

		288,094

SPECIALTY RETAIL — 2.1%
AutoZone, Inc. 2.88%, 1/15/2023	50,000	46,338
Dollar General Corp. 3.25%, 4/15/2023 (a)	75,000	70,088
Lowe’s Cos., Inc. 3.75%, 4/15/2021 (a)	50,000	52,712
O’Reilly Automotive, Inc. 4.63%, 9/15/2021	25,000	26,508
QVC, Inc.:
5.13%, 7/2/2022	50,000	51,349
5.95%, 3/15/2043 (a)	75,000	75,455
Staples, Inc.:
2.75%, 1/12/2018 (a)	50,000	50,628
4.38%, 1/12/2023 (a)	50,000	48,855
The Gap, Inc. 5.95%, 4/12/2021 (a)	50,000	56,199
The Home Depot, Inc. 5.40%, 9/15/2040 (a)	25,000	28,235
TJX Cos., Inc. 6.95%, 4/15/2019	75,000	88,631

		594,998

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.0%
Computer Sciences Corp.:
2.50%, 9/15/2015	75,000	76,611
4.45%, 9/15/2022	50,000	50,613
EMC Corp. 3.38%, 6/1/2023 (a)	75,000	74,295
Fidelity National Information Services, Inc.:
2.00%, 4/15/2018 (a)	14,000	13,710
3.50%, 4/15/2023	19,000	18,070
Hewlett-Packard Co. 3.00%, 9/15/2016	50,000	52,221

		285,520

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

TEXTILES, APPAREL & LUXURY GOODS — 0.8%
Cintas Corp. No. 2 6.15%, 8/15/2036	$39,000	$46,678
NIKE, Inc.:
2.25%, 5/1/2023 (a)	75,000	69,279
3.63%, 5/1/2043	75,000	67,729
V.F. Corp. 6.45%, 11/1/2037	25,000	30,965

		214,651

TOBACCO — 1.0%
Altria Group, Inc.:
2.95%, 5/2/2023	50,000	46,448
4.50%, 5/2/2043	25,000	23,001
9.25%, 8/6/2019	25,000	32,980
Lorillard Tobacco Co. 3.50%, 8/4/2016 (a)	25,000	26,334
Philip Morris International, Inc.:
1.13%, 8/21/2017 (a)	50,000	49,497
3.88%, 8/21/2042 (a)	50,000	44,388
Reynolds American, Inc.:
3.25%, 11/1/2022 (a)	50,000	47,174
7.75%, 6/1/2018	25,000	30,037

		299,859

TRADING COMPANIES & DISTRIBUTORS — 0.6%
GATX Corp.:
2.38%, 7/30/2018	23,000	22,637
2.50%, 7/30/2019	100,000	98,705
8.75%, 5/15/2014	50,000	50,476

		171,818

WIRELESS TELECOMMUNICATION SERVICES — 1.4%
America Movil SAB de CV 6.13%, 3/30/2040 (a)	100,000	112,246
Cellco Partnership/Verizon Wireless Capital LLC 8.50%, 11/15/2018 (a)	7,000	8,878
Deutsche Telekom International Finance BV 8.75%, 6/15/2030 (a)	20,000	28,866
Embarq Corp. 7.08%, 6/1/2016 (a)	50,000	55,750
Koninklijke KPN NV 8.38%, 10/1/2030	35,000	46,947
Rogers Communications, Inc. 5.00%, 3/15/2044 (a)	50,000	50,572
Telefonica Emisiones SAU 3.99%, 2/16/2016	50,000	52,435
US Cellular Corp. 6.70%, 12/15/2033	50,000	49,962

		405,656

TOTAL CORPORATE BONDS & NOTES —
(Cost $27,103,851)		27,549,815

	Shares
SHORT TERM INVESTMENTS — 16.9%
MONEY MARKET FUNDS — 16.9%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	4,229,098	4,229,098
State Street Institutional Liquid Reserves Fund 0.08% (e)(f)	586,843	586,843

TOTAL SHORT TERM INVESTMENTS — (g)
(Cost $4,815,941)		4,815,941

TOTAL INVESTMENTS — 113.3% (h)
(Cost $31,919,792)		32,365,756
OTHER ASSETS & LIABILITIES — (13.3)%		(3,800,472)

NET ASSETS — 100.0%		$28,565,284

(a)	A portion of the security was on loan at March 31, 2014.
(b)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.3% of net assets as of March 31, 2014, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Security is valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs (See accompanying Notes to Schedules of Investments).
(d)	Investments of cash collateral for securities loaned
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments).
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Value is determined based on Level 1 inputs (See accompanying Notes to Schedules of Investments).
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (See accompanying Notes to Schedules of Investments).
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR Barclays Convertible Securities ETF
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 75.3%
AEROSPACE & DEFENSE — 0.9%
L-3 Communications Holdings, Inc. 3.00%, 8/1/2035	$15,546,000	$20,715,200

AUTOMOBILES — 4.9%
Ford Motor Co. 4.25%, 11/15/2016 (a)	19,663,000	35,597,895
Navistar International Corp. 3.00%, 10/15/2014 (a)	13,189,000	13,344,630
Tesla Motors, Inc.:
0.25%, 3/1/2019 (a)	18,417,000	16,989,277
1.25%, 3/1/2021 (a)	27,500,000	24,892,148
1.50%, 6/1/2018 (a)	15,258,000	27,382,465

		118,206,415

BIOTECHNOLOGY — 5.4%
Dendreon Corp. 2.88%, 1/15/2016 (a)	12,601,000	9,245,984
Gilead Sciences, Inc. 1.63%, 5/1/2016	26,757,000	83,398,893
Illumina, Inc. 0.25%, 3/15/2016 (b)	20,490,000	37,127,880

		129,772,757

BUILDING PRODUCTS — 2.7%
Cemex SAB de CV:
3.25%, 3/15/2016 (a)	22,287,000	30,675,827
3.75%, 3/15/2018 (a)	13,838,000	19,744,058
4.88%, 3/15/2015	11,780,000	14,435,212

		64,855,097

CAPITAL MARKETS — 0.6%
Ares Capital Corp. 5.75%, 2/1/2016 (a)	13,398,000	14,535,490

COMMUNICATIONS EQUIPMENT — 1.1%
Ciena Corp. 0.88%, 6/15/2017 (a)	10,800,000	10,954,440
JDS Uniphase Corp. 0.63%, 8/15/2033 (a)(b)	15,100,000	15,972,780

		26,927,220

CONTAINERS & PACKAGING — 0.7%
Owens-Brockway Glass Container, Inc. 3.00%, 6/1/2015 (a)(b)	15,253,000	15,716,539

HEALTH CARE EQUIPMENT & SUPPLIES — 0.5%
Hologic, Inc. 2.00%, 3/1/2042 (a)(c)	12,002,000	12,229,438

HEALTH CARE PROVIDERS & SERVICES — 3.2%
LifePoint Hospitals, Inc. 3.50%, 5/15/2014	12,334,000	13,104,875
Molina Healthcare, Inc. 1.13%, 1/15/2020	12,250,000	13,809,915
WellPoint, Inc. 2.75%, 10/15/2042 (a)	34,493,000	50,365,299

		77,280,089

HOTELS, RESTAURANTS & LEISURE — 2.4%
International Game Technology 3.25%, 5/1/2014	18,098,000	18,271,017
MGM Resorts International 4.25%, 4/15/2015	26,414,000	38,026,915

		56,297,932

HOUSEHOLD DURABLES — 2.1%
D.R. Horton, Inc. 2.00%, 5/15/2014 (a)	11,129,000	18,638,293
Jarden Corp.:
1.13%, 3/15/2034 (b)	16,000,000	15,941,600
1.88%, 9/15/2018 (a)	11,500,000	15,979,020

		50,558,913

INSURANCE — 0.6%
Old Republic International Corp. 3.75%, 3/15/2018 (a)	12,280,000	15,245,620

INTERNET & CATALOG RETAIL — 2.5%
priceline.com, Inc.:
0.35%, 6/15/2020 (a)(b)	22,902,000	26,997,565
1.00%, 3/15/2018	23,000,000	32,516,480

		59,514,045

INTERNET SOFTWARE & SERVICES — 7.3%
Ctrip.com International, Ltd. 1.25%, 10/15/2018 (b)	17,700,000	17,627,430
Qihoo 360 Technology Co., Ltd. 2.50%, 9/15/2018 (a)(b)	13,500,000	15,924,330
SINA Corp. 1.00%, 12/1/2018 (b)	18,500,000	17,607,505
TIBCO Software, Inc. 2.25%, 5/1/2032 (a)	13,814,000	13,875,472
VeriSign, Inc. 3.25%, 8/15/2037	28,398,000	46,759,011
Vipshop Holdings, Ltd. 1.50%, 3/15/2019 (a)	14,000,000	14,198,660
Yahoo!, Inc. Zero Coupon, 12/1/2018 (b)(d)	32,850,000	33,373,300
Yandex NV 1.13%, 12/15/2018 (b)	15,800,000	14,566,447

		173,932,155

MARINE — 0.6%
DryShips, Inc. 5.00%, 12/1/2014	14,848,000	14,746,588

MEDIA — 2.7%
Liberty Interactive LLC 0.75%, 3/30/2043 (b)	19,050,000	23,795,355
Liberty Media Corp. 1.38%, 10/15/2023 (a)(b)	22,000,000	20,691,000
XM Satellite Radio, Inc. 7.00%, 12/1/2014 (b)	11,015,000	19,533,230

		64,019,585

METALS & MINING — 3.2%
ArcelorMittal 5.00%, 5/15/2014 (a)	16,556,000	16,751,361
Goldcorp, Inc. 2.00%, 8/1/2014 (a)	18,437,000	18,481,986
Newmont Mining Corp.:
1.25%, 7/15/2014 (a)	14,173,000	14,199,362
1.63%, 7/15/2017 (a)	14,061,000	14,947,265

SPDR Barclays Convertible Securities ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Sterlite Industries India, Ltd. 4.00%, 10/30/2014 (a)	$11,600,000	$11,623,432

		76,003,406

OIL, GAS & CONSUMABLE FUELS — 3.0%
Chesapeake Energy Corp. 2.50%, 5/15/2037	26,573,000	27,233,339
Cobalt International Energy, Inc. 2.63%, 12/1/2019	30,365,000	28,602,008
Peabody Energy Corp. 4.75%, 12/15/2066 (a)	15,673,000	12,593,255
USEC, Inc. 3.00%, 10/1/2014	10,025,000	4,047,594

		72,476,196

PHARMACEUTICALS — 4.6%
Herbalife, Ltd. 2.00%, 8/15/2019 (b)	25,000,000	21,515,000
Mylan, Inc. 3.75%, 9/15/2015	13,005,000	47,668,657
Salix Pharmaceuticals, Ltd. 1.50%, 3/15/2019	15,400,000	25,815,328
Teva Pharmaceutical Finance Co. LLC Series C 0.25%, 2/1/2026 (a)	12,077,000	15,328,370

		110,327,355

REAL ESTATE INVESTMENT TRUSTS — 1.9%
American Realty Capital Properties, Inc. 3.00%, 8/1/2018	12,850,000	13,632,308
Annaly Capital Management, Inc. 5.00%, 5/15/2015 (a)	15,935,000	16,378,949
Starwood Property Trust, Inc. 4.55%, 3/1/2018 (a)	14,412,000	16,431,842

		46,443,099

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 13.8%
Intel Corp.:
2.95%, 12/15/2035 (a)	36,719,000	43,287,662
3.25%, 8/1/2039 (a)	45,647,000	63,956,924
Linear Technology Corp. Series A 3.00%, 5/1/2027	17,896,000	21,337,580
Microchip Technology, Inc. 2.13%, 12/15/2037	26,159,000	48,382,640
Micron Technology, Inc. 3.00%, 11/15/2043 (a)	23,100,000	25,145,505
Novellus Systems, Inc. 2.63%, 5/15/2041	16,050,000	27,297,840
NVIDIA Corp. 1.00%, 12/1/2018 (b)	34,300,000	37,613,380
SunEdison, Inc.:
2.00%, 10/1/2018 (b)	13,150,000	19,094,589
2.75%, 1/1/2021 (b)	13,800,000	20,411,856
Xilinx, Inc. 2.63%, 6/15/2017 (a)	11,851,000	22,222,995

		328,750,971

SOFTWARE — 5.3%
Akamai Technologies, Inc. Zero Coupon, 2/15/2019 (b)(d)	15,000,000	14,838,900
Electronic Arts, Inc. 0.75%, 7/15/2016 (a)	14,069,000	16,250,399
Nuance Communications, Inc. 2.75%, 11/1/2031 (a)	14,840,000	14,877,100
Salesforce.com, Inc.:
0.25%, 4/1/2018	25,040,000	28,413,138
0.25%, 4/1/2018 (a)(b)	1,500,000	1,702,065
0.75%, 1/15/2015	13,168,000	35,174,230
ServiceNow, Inc. Zero Coupon, 11/1/2018 (a)(b)(d)	13,300,000	14,266,378

		125,522,210

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.1%
SanDisk Corp.:
0.50%, 10/15/2020 (a)(b)	34,000,000	37,451,000
1.50%, 8/15/2017	22,744,000	37,401,371

		74,852,371

THRIFTS & MORTGAGE FINANCE — 0.7%
MGIC Investment Corp. 2.00%, 4/1/2020	11,500,000	16,291,360

WIRELESS TELECOMMUNICATION SERVICES — 1.5%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25%, 12/1/2040 (b)	14,273,000	16,456,769
SBA Communications Corp. 4.00%, 10/1/2014 (a)	6,501,000	19,451,837

		35,908,606

TOTAL CORPORATE BONDS & NOTES —
(Cost $1,584,206,760)		1,801,128,657

	Shares
CONVERTIBLE PREFERRED STOCKS — 23.3%
AEROSPACE & DEFENSE — 1.4%
United Technologies Corp. Zero Coupon, 12/31/2049 (a)	486,000	32,353,020

BANKS — 4.4%
Wells Fargo & Co. Series L 7.50%, 12/31/2049	89,576	105,072,648

DIVERSIFIED FINANCIAL SERVICES — 3.3%
Bank of America Corp. Series L 7.25%, 12/31/2049 (a)	68,933	78,873,828

ELECTRIC UTILITIES — 3.4%
AES Trust III 6.75%, 10/15/2029 (a)	224,478	11,470,826
NextEra Energy, Inc.:
5.60%, 6/1/2015	263,000	16,569,000
5.80%, 9/1/2016	215,000	11,614,300
5.89%, 9/1/2015	295,000	18,092,350
PPL Corp. 8.75%, 5/1/2014 (a)	428,750	23,452,625

		81,199,101

FOOD PRODUCTS — 0.7%
Bunge, Ltd. 4.88%, 12/31/2049	155,500	16,483,000

SPDR Barclays Convertible Securities ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES — 0.5%
Alere, Inc. Series B 3.00%, 12/31/2049 (a)	39,761	$11,446,794

INSURANCE — 1.1%
MetLife, Inc. 5.00%, 10/8/2014	858,800	26,451,040

MACHINERY — 0.7%
Stanley Black & Decker, Inc. 4.75%, 11/17/2015 (a)	135,882	17,322,237

METALS & MINING — 2.5%
ArcelorMittal 6.00%, 1/15/2016	1,912,450	45,860,551
Cliffs Natural Resources, Inc. 7.00%, 2/1/2016 (a)	681,750	14,132,678

		59,993,229

MULTI-UTILITIES — 1.1%
Dominion Resources Inc.:
6.13%, 4/1/2016	237,450	13,653,375
6.00%, 7/1/2016 (a)	233,000	13,460,410

		27,113,785

OIL, GAS & CONSUMABLE FUELS — 1.8%
CenterPoint Energy, Inc. 3.72%, 9/15/2029 (c)	329,421	17,305,276
Chesapeake Energy Corp. 5.75%, 12/31/2049 (a)(b)	24,150	26,778,727

		44,084,003

REAL ESTATE INVESTMENT TRUSTS — 1.4%
Health Care REIT, Inc. Series I 6.50%, 12/31/2049	317,445	17,627,721
Weyerhaeuser Co. 6.38%, 7/1/2016 (a)	287,000	15,670,200

		33,297,921

WIRELESS TELECOMMUNICATION SERVICES — 1.0%
Crown Castle International Corp. 4.50%, 11/1/2016	226,000	22,914,140

TOTAL CONVERTIBLE PREFERRED STOCKS —
(Cost $530,601,432) (e)		556,604,746

COMMON STOCKS — 0.0% (f)
THRIFTS & MORTGAGE FINANCE — 0.0% (f)
Federal National Mortgage Association (a)(d)(e) (Cost $110,270)	100,000	390,000

SHORT TERM INVESTMENTS — 14.7%
MONEY MARKET FUNDS — 14.7%
State Street Navigator Securities Lending Prime Portfolio (g)(h)	340,377,835	340,377,835
State Street Institutional Liquid Reserves Fund 0.08% (h)(i)	12,125,914	12,125,914

TOTAL SHORT TERM INVESTMENTS — (e)
(Cost $352,503,749)		352,503,749

TOTAL INVESTMENTS — 113.3% (j)
(Cost $2,467,422,211)		2,710,627,152
OTHER ASSETS & LIABILITIES — (13.3)%		(318,840,922)

NET ASSETS — 100.0%		$2,391,786,230

(a)	A portion of the security was on loan at March 31, 2014.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 20.3% of net assets as of March 31, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2014. Maturity date disclosed is the ultimate maturity.
(d)	Non-income producing security
(e)	Value is determined based on Level 1 inputs (See accompanying Notes to Schedules of Investments).
(f)	Amount shown represents less than 0.05% of net assets.
(g)	Investments of cash collateral for securities loaned
(h)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments).
(i)	The rate shown is the annualized seven-day yield at period end.
(j)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (See accompanying Notes to Schedules of Investments).
REIT = Real Estate Investment Trust

SPDR Barclays Mortgage Backed Bond ETF
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

U.S. GOVERNMENT AGENCY MBS TBA — 67.0%
Fannie Mae
2.50%, 15yr TBA (a)	$1,500,000	$1,498,828
3.00%, 15yr TBA (a)	1,200,000	1,232,625
3.00%, 30yr TBA (a)	4,150,000	4,006,047
3.50%, 15yr TBA (a)	2,600,000	2,725,531
3.50%, 30yr TBA (a)	7,100,000	7,142,156
4.00%, 15yr TBA (a)	2,200,000	2,327,188
4.00%, 30yr TBA (a)	4,700,000	4,885,062
4.50%, 15yr TBA (a)	550,000	583,258
4.50%, 30yr TBA (a)	7,200,000	7,681,500
5.00%, 15yr TBA (a)	400,000	427,000
5.00%, 30yr TBA (a)	1,500,000	1,635,703
5.50%, 30yr TBA (a)	1,000,000	1,104,219
6.00%, 30yr TBA (a)	1,000,000	1,114,688
Freddie Mac
2.50%, 15yr TBA (a)	1,700,000	1,698,672
3.00%, 15yr TBA (a)	5,350,000	5,489,602
3.00%, 30yr TBA (a)	2,000,000	1,927,188
3.50%, 30yr TBA (a)	6,450,000	6,481,242
4.00%, 30yr TBA (a)	6,500,000	6,744,766
4.50%, 30yr TBA (a)	3,000,000	3,198,281
5.00%, 30yr TBA (a)	500,000	543,359
Ginnie Mae
3.00%, 30yr TBA (a)	2,400,000	2,359,875
3.00%, 30yr TBA (a)	1,000,000	983,281
3.50%, 30yr TBA (a)	3,500,000	3,571,641
3.50%, 30yr TBA (a)	1,500,000	1,530,117
4.00%, 30yr TBA (a)	1,500,000	1,575,703
4.00%, 30yr TBA (a)	2,750,000	2,889,648
4.50%, 30yr TBA (a)	1,700,000	1,833,211
4.50%, 30yr TBA (a)	750,000	808,242
5.00%, 30yr TBA (a)	500,000	547,578
6.00%, 30yr TBA (a)	800,000	900,500

TOTAL U.S. GOVERNMENT AGENCY MBS TBA —
(Cost $79,584,410)		79,446,711

FEDERAL HOME LOAN MORTGAGE CORPORATION — 8.7%
Freddie Mac:
2.50%, 6/1/2028 15yr (b)	376,281	376,353
2.50%, 6/1/2028 15yr (b)	187,355	187,390
3.00%, 2/1/2029 15yr (b)	148,603	152,823
3.00%, 6/1/2043 30yr (b)	249,999	241,110
3.00%, 7/1/2043 30yr (b)	496,429	478,777
3.00%, 8/1/2043 30yr (b)	243,566	234,905
3.00%, 10/1/2043 30yr (b)	1,959,960	1,890,266
3.50%, 1/1/2029 15yr (b)	194,304	203,427
4.50%, 2/1/2039 30yr (b)	449,084	478,086
5.00%, 9/1/2038 30yr (b)	215,534	234,086
5.00%, 12/1/2038 30yr (b)	950,987	1,032,801
5.00%, 1/1/2039 30yr (b)	861,322	935,457
5.00%, 9/1/2039 30yr (b)	473,488	514,241
5.50%, 1/1/2028 20yr (b)	180,522	198,183
5.50%, 9/1/2035 30yr (b)	29,710	32,781
5.50%, 6/1/2036 30yr (b)	122,194	134,145
5.50%, 12/1/2036 30yr (b)	171,186	187,928
5.50%, 7/1/2037 30yr (b)	1,305,957	1,433,679
5.50%, 4/1/2038 30yr (b)	1,180,090	1,295,788
5.50%, 5/1/2038 30yr (b)	20,611	22,631

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION —
(Cost $10,123,875)		10,264,857

FEDERAL NATIONAL MORTGAGE ASSOCIATION — 11.2%
Fannie Mae:
5.00%, 9/1/2040 30yr (b)	599,973	655,593
4.00%, 10/1/2043 30yr (b)	983,906	1,023,413
3.50%, 1/1/2044 30yr (b)	447,253	450,268
3.50%, 5/1/2043 30yr (a)(b)	191,329	192,619
3.00%, 5/1/2043 30yr (b)	433,638	418,958
3.00%, 5/1/2043 30yr (b)	482,772	466,428
2.50%, 8/1/2028 15yr (b)	954,455	954,637
2.50%, 7/1/2028 15yr (b)	496,223	496,318
6.00%, 6/1/2040 30yr (b)	502,806	559,594
5.00%, 3/1/2019 15yr (b)	200,000	213,461
4.50%, 11/1/2024 15yr (b)	200,000	213,699
4.00%, 7/1/2021 10yr (b)	200,000	213,211
4.50%, 8/1/2015 10yr (b)	319,482	338,176
5.50%, 9/1/2025 15yr (b)	80,011	87,829
5.00%, 1/1/2024 15yr (b)	473,104	510,064
6.00%, 9/1/2037 30yr (b)	263,847	293,646
5.00%, 9/1/2015 10yr (b)	169,186	179,783
5.00%, 1/1/2017 15yr (b)	137,530	146,727
4.00%, 8/1/2026 15yr (b)	322,617	342,262
3.00%, 8/1/2043 30yr (b)	975,456	942,433
3.00%, 8/1/2043 30yr (b)	163,670	158,129
5.00%, 2/1/2019 15yr (b)	241,465	257,716
4.50%, 9/1/2018 15yr (b)	244,852	259,623
6.00%, 1/1/2037 30yr (b)	276,864	308,134
5.50%, 11/1/2038 30yr (b)	425,415	469,119
3.00%, 4/1/2043 30yr (b)	956,211	923,839
3.00%, 4/1/2043 30yr (b)	951,810	919,586
4.50%, 4/1/2019 10yr (b)	236,328	250,460
4.00%, 2/1/2044 30yr (b)	992,378	1,032,332
4.00%, 5/1/2020 15yr (b)	14,646	15,491

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION —
(Cost $13,297,627)		13,293,548

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 12.7%
Ginnie Mae:
5.00%, 12/15/2038 30yr (b)	181,941	199,348
4.50%, 10/20/2043 30yr (b)	300,303	324,383
4.50%, 6/15/2041 30yr (b)	239,299	258,246
3.50%, 1/20/2044 30yr (b)	995,994	1,018,199
3.00%, 12/20/2042 30yr (b)	972,491	959,439
4.50%, 1/20/2044 30yr (a)(b)	497,402	537,287
4.50%, 6/15/2039 30yr (b)	250,000	269,997
5.00%, 5/15/2039 30yr (b)	200,000	219,999
4.00%, 2/15/2040 30yr (b)	67,210	70,761
3.00%, 8/20/2042 30yr (b)	988,342	975,077
5.00%, 11/20/2042 30yr (b)	887,521	972,242
5.00%, 4/20/2043 30yr (b)	831,580	915,426
5.00%, 5/20/2043 30yr (b)	176,051	192,857
4.50%, 7/20/2041 30yr (b)	935,194	1,010,999
5.50%, 3/15/2039 30yr (b)	849,653	947,186
6.00%, 8/15/2040 30yr (b)	187,083	210,632
5.50%, 9/15/2035 30yr (b)	626,702	699,152
5.50%, 7/15/2038 30yr (b)	62,478	69,264

SPDR Barclays Mortgage Backed Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

3.50%, 11/20/2042 30yr (b)	$291,547	$298,076
5.00%, 3/20/2043 30yr (b)	197,971	217,931
4.00%, 5/20/2042 30yr (b)	485,965	511,409
5.00%, 9/20/2042 30yr (b)	166,409	182,295
4.00%, 8/20/2043 30yr (b)	724,509	762,723
5.00%, 8/20/2043 30yr (b)	853,972	941,566
3.50%, 9/20/2043 30yr (b)	979,136	1,000,966
4.50%, 12/20/2043 30yr (b)	989,872	1,069,247
3.50%, 3/20/2043 30yr (b)	189,422	193,645

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION —
(Cost $14,955,473)		15,028,352

	Shares
SHORT TERM INVESTMENT — 68.0%
MONEY MARKET FUND — 68.0%
State Street Institutional Liquid Reserves Fund 0.08% (b)(c)(d)(e) (Cost $80,616,766)	80,616,766	80,616,766

TOTAL INVESTMENTS — 167.6% (f)
(Cost $198,578,151)		198,650,234
OTHER ASSETS & LIABILITIES — (67.6)%		(80,151,037)

NET ASSETS — 100.0%		$118,499,197

(a)	When-issued security
(b)	Security, or a portion of the security has been designated as collateral for TBA securities
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments).
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs (See accompanying Notes to Schedules of Investments).
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (See accompanying Notes to Schedule of Investments).
TBA = To Be Announced

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 26.0%
AEROSPACE & DEFENSE — 0.4%
General Dynamics Corp. 2.25%, 11/15/2022 (a)	$100,000	$92,351
Honeywell International, Inc.:
4.25%, 3/1/2021	50,000	54,512
5.30%, 3/1/2018	250,000	283,522
5.38%, 3/1/2041	100,000	116,060
L-3 Communications Corp.:
3.95%, 11/15/2016	100,000	106,703
5.20%, 10/15/2019 (a)	135,000	147,222
Lockheed Martin Corp.:
3.35%, 9/15/2021	250,000	254,709
4.07%, 12/15/2042	125,000	117,034
Northrop Grumman Corp.:
3.25%, 8/1/2023	250,000	240,123
5.05%, 11/15/2040	20,000	20,820
Precision Castparts Corp. 2.50%, 1/15/2023	100,000	93,389
Raytheon Co. 2.50%, 12/15/2022	125,000	116,803
Rockwell Collins, Inc.:
3.70%, 12/15/2023	100,000	101,716
4.80%, 12/15/2043	100,000	105,756
The Boeing Co. 6.13%, 2/15/2033	165,000	206,455
United Technologies Corp.:
4.50%, 4/15/2020	60,000	66,075
4.88%, 5/1/2015	100,000	104,741
5.38%, 12/15/2017 (a)	250,000	283,525
5.70%, 4/15/2040	210,000	250,752
6.05%, 6/1/2036	100,000	123,924

		2,886,192

AIR FREIGHT & LOGISTICS — 0.1%
FedEx Corp.:
2.63%, 8/1/2022	100,000	93,132
5.10%, 1/15/2044	50,000	52,070
United Parcel Service, Inc.:
1.13%, 10/1/2017	50,000	49,599
2.45%, 10/1/2022	100,000	94,706
6.20%, 1/15/2038	100,000	126,621

		416,128

AIRLINES — 0.1%
American Airlines 2013-2 Pass Through Trust, Class A 4.95%, 7/15/2024 (b)	194,080	208,394
Continental Airlines 2012-1 Pass Through Trust, Class A 4.15%, 10/11/2025 (c)	97,539	99,734
Continental Airlines 2012-2 Pass Through Trust, Class A 4.00%, 4/29/2026	20,000	20,200
Delta Air Lines 2010-2 Pass Through Trust, Class A 4.95%, 11/23/2020	77,427	84,008
United Airlines 2013-1Pass Through Trust, Class A 4.30%, 2/15/2027 (c)(a)	100,000	102,250
US Airways 2012-2 Pass Through Trust, Class A 4.63%, 12/3/2026 (c)	99,657	104,390

		618,976

AUTO COMPONENTS — 0.1%
Delphi Corp. 4.15%, 3/15/2024 (a)	40,000	40,046
Johnson Controls, Inc.:
4.25%, 3/1/2021	60,000	64,128
5.50%, 1/15/2016	250,000	270,443

		374,617

AUTOMOBILES — 0.0% (d)
Daimler Finance North America LLC 8.50%, 1/18/2031	125,000	186,246

BANKS — 3.1%
Abbey National Treasury Services PLC/London 3.05%, 8/23/2018	100,000	102,850
Australia & New Zealand Banking Group, Ltd. 1.45%, 5/15/2018	250,000	244,457
Bank of Montreal 2.50%, 1/11/2017	225,000	232,776
Bank of Nova Scotia:
1.38%, 12/18/2017	50,000	49,435
1.45%, 4/25/2018	100,000	97,965
2.05%, 10/30/2018 (a)	250,000	248,664
2.90%, 3/29/2016	100,000	104,310
Barclays Bank PLC:
2.50%, 2/20/2019	250,000	250,420
3.90%, 4/7/2015	300,000	310,044
BB&T Corp.:
2.05%, 6/19/2018	250,000	249,676
3.95%, 4/29/2016	100,000	106,196
BNP Paribas SA:
2.70%, 8/20/2018 (a)	100,000	102,024
3.25%, 3/3/2023 (a)	100,000	96,418
3.60%, 2/23/2016	300,000	315,123
5.00%, 1/15/2021	200,000	220,835
Canadian Imperial Bank of Commerce/Canada 1.35%, 7/18/2016	200,000	201,860
Commonwealth Bank of Australia/New York, NY 2.50%, 9/20/2018	225,000	228,213
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands:
4.50%, 1/11/2021	100,000	107,701
5.25%, 5/24/2041	250,000	268,713
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/NY 1.70%, 3/19/2018	250,000	247,975
Corp. Andina de Fomento 3.75%, 1/15/2016	100,000	104,241
Council Of Europe Development Bank 1.25%, 9/22/2016	350,000	353,736
Credit Suisse of New York, NY:
4.38%, 8/5/2020	350,000	377,330
5.40%, 1/14/2020	100,000	111,739

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Deutsche Bank AG 4.30%, 5/24/2028 (a)(e)	$200,000	$188,696
Deutsche Bank AG London 6.00%, 9/1/2017	250,000	284,369
Discover Bank/Greenwood DE 4.20%, 8/8/2023	125,000	127,661
Export-Import Bank of Korea:
4.00%, 1/14/2024 (a)	300,000	310,431
4.13%, 9/9/2015	200,000	209,400
Fifth Third Bancorp:
1.15%, 11/18/2016	200,000	199,731
3.63%, 1/25/2016	100,000	104,691
4.30%, 1/16/2024 (a)	200,000	201,792
HSBC Holdings PLC:
4.00%, 3/30/2022	500,000	514,657
4.88%, 1/14/2022	100,000	109,829
6.10%, 1/14/2042	35,000	42,210
6.50%, 9/15/2037	250,000	293,527
6.80%, 6/1/2038	100,000	120,986
International Finance Corp.:
1.75%, 9/4/2018	250,000	251,306
2.25%, 4/11/2016	650,000	673,018
Intesa Sanpaolo SpA:
2.38%, 1/13/2017	250,000	249,626
3.88%, 1/16/2018	200,000	205,404
KeyCorp 3.75%, 8/13/2015	100,000	103,748
KFW:
0.75%, 3/17/2017	200,000	198,793
1.88%, 4/1/2019	250,000	249,858
2.13%, 1/17/2023 (a)	200,000	188,592
Korea Development Bank 4.00%, 9/9/2016	100,000	106,481
Kreditanstalt fuer Wiederaufbau:
1.25%, 2/15/2017	225,000	226,983
2.00%, 10/4/2022	125,000	117,449
2.38%, 8/25/2021 (a)	700,000	688,926
2.63%, 2/16/2016	1,950,000	2,028,003
2.75%, 9/8/2020	100,000	102,214
4.50%, 7/16/2018 (a)	215,000	240,801
Landwirtschaftliche Rentenbank:
1.88%, 9/17/2018	400,000	403,301
3.13%, 7/15/2015	200,000	207,205
Lloyds Bank PLC 4.20%, 3/28/2017 (a)	125,000	135,104
National Australia Bank/New York 2.75%, 3/9/2017 (a)	150,000	156,117
Nordic Investment Bank 2.50%, 7/15/2015	350,000	359,758
Oesterreichische Kontrollbank AG 2.00%, 6/3/2016	200,000	205,939
PNC Bank NA 1.30%, 10/3/2016	250,000	251,121
PNC Funding Corp.:
5.13%, 2/8/2020	150,000	169,540
5.25%, 11/15/2015	350,000	372,865
Regions Financial Corp. 2.00%, 5/15/2018	100,000	97,733
Royal Bank of Canada:
0.63%, 12/5/2016	100,000	100,136
1.20%, 9/19/2018	100,000	99,117
1.45%, 9/9/2016	200,000	202,455
2.20%, 7/27/2018	100,000	100,686
2.30%, 7/20/2016	305,000	315,064
Sumitomo Mitsui Banking Corp. 3.95%, 7/19/2023 (a)	250,000	256,350
SunTrust Bank/Atlanta GA 5.00%, 9/1/2015	16,000	16,900
SunTrust Banks, Inc.:
2.75%, 5/1/2023	200,000	187,291
7.25%, 3/15/2018	60,000	70,316
Svenska Handelsbanken AB 2.50%, 1/25/2019 (a)	250,000	251,319
The Korea Development Bank 3.50%, 8/22/2017	250,000	264,921
The Toronto-Dominion Bank:
1.40%, 4/30/2018	100,000	98,188
1.50%, 9/9/2016 (a)	100,000	101,566
2.38%, 10/19/2016	100,000	103,736
Union Bank NA:
2.63%, 9/26/2018	250,000	254,511
5.95%, 5/11/2016	100,000	110,066
US Bancorp:
1.95%, 11/15/2018	250,000	248,977
2.45%, 7/27/2015	100,000	102,457
3.70%, 1/30/2024	250,000	254,398
Wachovia Bank NA 5.85%, 2/1/2037	200,000	239,689
Wachovia Corp.:
5.63%, 10/15/2016	200,000	222,001
5.75%, 2/1/2018	125,000	143,141
Wells Fargo & Co.:
3.45%, 2/13/2023	100,000	96,977
3.50%, 3/8/2022	500,000	509,894
3.68%, 6/15/2016	300,000	318,136
4.13%, 8/15/2023	100,000	101,315
4.48%, 1/16/2024	400,000	413,566
Wells Fargo Capital X 5.95%, 12/1/2086	100,000	100,000
Westpac Banking Corp.:
3.00%, 12/9/2015	350,000	364,154
4.88%, 11/19/2019	300,000	333,662

		21,411,555

BEVERAGES — 0.5%
Anheuser-Busch Cos LLC 6.00%, 11/1/2041	100,000	123,091
Anheuser-Busch InBev Worldwide, Inc.:
3.75%, 7/15/2042	100,000	89,152
5.38%, 1/15/2020	335,000	383,045
6.38%, 1/15/2040	250,000	319,018
7.75%, 1/15/2019	250,000	310,118
8.20%, 1/15/2039	100,000	151,591
Coca-Cola Femsa SAB de CV 2.38%, 11/26/2018 (a)	150,000	149,748
Diageo Capital PLC:
2.63%, 4/29/2023	150,000	139,918
3.88%, 4/29/2043	100,000	91,190
5.75%, 10/23/2017	250,000	285,956
Dr. Pepper Snapple Group, Inc. 3.20%, 11/15/2021 (a)	150,000	148,740

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Molson Coors Brewing Co. 5.00%, 5/1/2042	$50,000	$52,438
PepsiCo, Inc.:
2.75%, 3/5/2022	150,000	144,536
3.60%, 8/13/2042	100,000	86,293
4.50%, 1/15/2020	100,000	108,672
The Coca-Cola Co.:
1.50%, 11/15/2015	400,000	406,391
3.15%, 11/15/2020	70,000	71,203
3.20%, 11/1/2023	300,000	295,719

		3,356,819

BIOTECHNOLOGY — 0.2%
Amgen, Inc.:
2.50%, 11/15/2016	100,000	103,794
3.88%, 11/15/2021	100,000	104,433
4.10%, 6/15/2021 (a)	100,000	106,179
4.50%, 3/15/2020	50,000	54,082
5.15%, 11/15/2041	324,000	334,298
5.70%, 2/1/2019	100,000	115,897
5.75%, 3/15/2040	55,000	61,686
Celgene Corp. 2.30%, 8/15/2018	100,000	100,360
Genentech, Inc. 4.75%, 7/15/2015	100,000	105,344
Gilead Sciences, Inc.:
4.50%, 4/1/2021 (a)	200,000	218,531
4.80%, 4/1/2044	100,000	103,110
Life Technologies Corp. 6.00%, 3/1/2020	100,000	114,731

		1,522,445

BUILDING MATERIALS — 0.0% (d)
CRH America, Inc. 6.00%, 9/30/2016	100,000	111,297

BUILDING PRODUCTS — 0.0% (d)
Owens Corning 4.20%, 12/15/2022	138,000	134,792

CAPITAL MARKETS — 1.0%
BlackRock, Inc. 3.50%, 3/18/2024	200,000	199,576
HSBC USA, Inc. 1.63%, 1/16/2018 (a)	150,000	148,589
Jefferies Group, Inc.:
5.13%, 4/13/2018	300,000	325,673
6.25%, 1/15/2036	60,000	60,667
6.45%, 6/8/2027	20,000	21,327
Morgan Stanley:
1.75%, 2/25/2016	100,000	101,253
3.75%, 2/25/2023 (a)	100,000	99,434
3.80%, 4/29/2016	500,000	526,469
4.00%, 7/24/2015	81,000	84,237
4.10%, 5/22/2023	250,000	247,074
4.75%, 3/22/2017	100,000	109,024
4.88%, 11/1/2022	63,000	66,058
5.63%, 9/23/2019	150,000	170,458
5.75%, 1/25/2021	500,000	571,737
6.63%, 4/1/2018	390,000	454,222
7.25%, 4/1/2032	118,000	153,330
Northern Trust Corp.:
2.38%, 8/2/2022 (a)	102,000	96,853
3.95%, 10/30/2025 (a)	100,000	100,226
Svensk Exportkredit AB 5.13%, 3/1/2017	205,000	228,715
The Bank Of New York Mellon Corp. 2.10%, 1/15/2019	250,000	247,598
The Bank of New York Mellon Corp.:
2.30%, 7/28/2016	100,000	103,162
3.55%, 9/23/2021	100,000	102,919
The Charles Schwab Corp. 0.85%, 12/4/2015	100,000	100,183
The Goldman Sachs Group, Inc.:
3.63%, 1/22/2023	100,000	98,363
3.70%, 8/1/2015	500,000	518,428
5.35%, 1/15/2016	555,000	596,640
5.95%, 1/15/2027	395,000	429,900
6.13%, 2/15/2033 (a)	400,000	463,877
6.15%, 4/1/2018	500,000	570,840
6.75%, 10/1/2037	250,000	286,039

		7,282,871

CHEMICALS — 0.5%
Agrium, Inc.:
3.15%, 10/1/2022	150,000	142,918
6.13%, 1/15/2041 (a)	20,000	22,994
Airgas, Inc. 3.25%, 10/1/2015	100,000	103,399
CF Industries, Inc.:
3.45%, 6/1/2023	25,000	24,054
5.15%, 3/15/2034	200,000	206,941
E.I. du Pont de Nemours & Co.:
5.25%, 12/15/2016	255,000	283,622
5.75%, 3/15/2019	250,000	290,010
Eastman Chemical Co. 3.60%, 8/15/2022	100,000	99,387
Ecolab, Inc.:
4.35%, 12/8/2021	100,000	108,094
5.50%, 12/8/2041	76,000	86,180
LyondellBasell Industries NV 6.00%, 11/15/2021	200,000	233,321
Monsanto Co. 2.20%, 7/15/2022 (a)	100,000	93,078
Potash Corp. of Saskatchewan, Inc.:
3.63%, 3/15/2024	100,000	99,334
5.88%, 12/1/2036	100,000	117,265
PPG Industries, Inc.:
2.70%, 8/15/2022 (a)	200,000	189,095
6.65%, 3/15/2018	100,000	116,097
Praxair, Inc. 3.00%, 9/1/2021	250,000	249,579
RPM International, Inc. 3.45%, 11/15/2022	100,000	94,790
The Dow Chemical Co.:
5.25%, 11/15/2041	250,000	261,661
8.55%, 5/15/2019	330,000	422,431
The Mosaic Co. 4.25%, 11/15/2023 (a)	75,000	76,835
The Sherwin-Williams Co. 4.00%, 12/15/2042 (a)	88,000	80,867

		3,401,952

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

COMMERCIAL SERVICES & SUPPLIES — 0.2%
Block Financial LLC 5.50%, 11/1/2022 (a)	$100,000	$106,882
Pitney Bowes, Inc.:
4.75%, 5/15/2018	72,000	77,100
5.60%, 3/15/2018	200,000	221,516
Republic Services, Inc.:
4.75%, 5/15/2023 (a)	250,000	266,286
5.00%, 3/1/2020	100,000	110,692
The Western Union Co.:
2.88%, 12/10/2017	100,000	101,382
5.93%, 10/1/2016	100,000	110,597
6.20%, 11/17/2036 (a)	105,000	104,539
Total System Services, Inc. 2.38%, 6/1/2018	140,000	138,308
Waste Management, Inc. 7.38%, 3/11/2019	100,000	121,537

		1,358,839

COMMUNICATIONS EQUIPMENT — 0.1%
Cisco Systems, Inc.:
1.10%, 3/3/2017	140,000	139,999
2.90%, 3/4/2021	100,000	100,009
4.45%, 1/15/2020	200,000	220,177
5.50%, 1/15/2040 (a)	200,000	228,465
Juniper Networks, Inc.:
4.50%, 3/15/2024 (a)	50,000	50,698
5.95%, 3/15/2041	20,000	20,418

		759,766

CONSTRUCTION & ENGINEERING — 0.0% (d)
ABB Finance USA, Inc. 2.88%, 5/8/2022	150,000	145,650
Fluor Corp. 3.38%, 9/15/2021	80,000	80,313
URS Corp. 5.00%, 4/1/2022 (a)	100,000	99,250

		325,213

CONSUMER FINANCE — 0.2%
Caterpillar Financial Services Corp.:
2.05%, 8/1/2016 (a)	300,000	307,178
7.15%, 2/15/2019	170,000	205,930
John Deere Capital Corp.:
1.05%, 12/15/2016	200,000	200,748
1.95%, 12/13/2018 (a)	150,000	149,577
2.25%, 6/7/2016	200,000	206,617
2.80%, 3/4/2021	100,000	98,828

		1,168,878

CONTAINERS & PACKAGING — 0.0% (d)
Bemis Co., Inc. 4.50%, 10/15/2021	100,000	104,908

DIVERSIFIED CONSUMER SERVICES — 0.1%
Cornell University 5.45%, 2/1/2019	150,000	171,989
Massachusetts Institute of Technology 5.60%, 7/1/2111	100,000	122,627
Stanford University 4.75%, 5/1/2019	110,000	123,234

		417,850

DIVERSIFIED FINANCIAL SERVICES — 2.9%
Air Lease Corp.:
3.38%, 1/15/2019	50,000	50,898
3.88%, 4/1/2021	75,000	75,254
American Express Co.:
1.55%, 5/22/2018	250,000	244,737
2.65%, 12/2/2022	86,000	81,343
8.13%, 5/20/2019	75,000	95,076
American Express Credit Corp.:
2.13%, 7/27/2018	75,000	75,036
2.38%, 3/24/2017	500,000	515,215
Ameriprise Financial, Inc. 5.65%, 11/15/2015	50,000	53,782
AXA Financial, Inc. 7.00%, 4/1/2028	100,000	116,381
Bank of America Corp.:
1.35%, 11/21/2016	150,000	149,798
2.00%, 1/11/2018	100,000	99,627
2.60%, 1/15/2019	114,000	114,340
3.70%, 9/1/2015	185,000	192,216
4.50%, 4/1/2015	800,000	829,735
5.00%, 5/13/2021	500,000	549,336
5.49%, 3/15/2019	200,000	220,803
5.65%, 5/1/2018	150,000	169,394
5.88%, 1/5/2021	70,000	80,723
6.05%, 5/16/2016	200,000	218,597
6.11%, 1/29/2037	350,000	388,456
6.22%, 9/15/2026	100,000	112,143
6.88%, 4/25/2018	330,000	388,104
Bank of America NA:
1.25%, 2/14/2017	250,000	248,737
5.30%, 3/15/2017	385,000	423,493
Capital One Bank USA NA:
1.15%, 11/21/2016	250,000	249,751
8.80%, 7/15/2019	100,000	127,808
Citigroup, Inc.:
1.25%, 1/15/2016	100,000	100,385
1.35%, 3/10/2017	250,000	249,280
3.38%, 3/1/2023	100,000	96,037
4.45%, 1/10/2017	750,000	809,258
4.50%, 1/14/2022	250,000	263,839
4.95%, 11/7/2043 (a)	150,000	152,201
5.38%, 8/9/2020	100,000	112,336
5.50%, 2/15/2017	150,000	165,730
5.88%, 1/30/2042	150,000	171,933
6.00%, 10/31/2033	100,000	107,119
6.13%, 5/15/2018	150,000	172,545
6.63%, 6/15/2032	100,000	114,003
Ford Motor Credit Co. LLC:
2.38%, 1/16/2018	100,000	100,948
5.88%, 8/2/2021	500,000	574,640
7.00%, 4/15/2015	650,000	691,032
General Electric Capital Corp.:
1.00%, 1/8/2016	100,000	100,647
1.63%, 4/2/2018	250,000	248,193
2.25%, 11/9/2015	200,000	205,226
2.90%, 1/9/2017	500,000	522,541
3.10%, 1/9/2023 (a)	100,000	97,550
3.15%, 9/7/2022	200,000	196,714
4.63%, 1/7/2021	100,000	110,040
5.30%, 2/11/2021	100,000	112,347

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

5.63%, 5/1/2018	$585,000	$668,657
6.00%, 8/7/2019	150,000	176,025
6.38%, 11/15/2067 (e)	100,000	110,000
6.75%, 3/15/2032	340,000	434,720
6.88%, 1/10/2039	300,000	392,988
General Electric Capital Corp., Series A 6.15%, 8/7/2037	80,000	96,904
HSBC Finance Corp. 5.00%, 6/30/2015 (a)	50,000	52,452
JPMorgan Chase & Co.:
2.35%, 1/28/2019 (a)	150,000	150,045
3.15%, 7/5/2016	150,000	156,566
3.20%, 1/25/2023	100,000	97,106
3.25%, 9/23/2022	250,000	245,353
3.40%, 6/24/2015	150,000	154,799
3.45%, 3/1/2016	500,000	522,787
3.88%, 2/1/2024 (a)	500,000	501,999
4.25%, 10/15/2020	750,000	798,721
4.50%, 1/24/2022	200,000	215,328
6.00%, 1/15/2018	150,000	171,943
6.40%, 5/15/2038	355,000	440,576
JPMorgan Chase Bank NA 6.00%, 10/1/2017	405,000	461,114
Moody’s Corp. 4.50%, 9/1/2022	100,000	102,577
National Rural Utilities Cooperative Finance Corp. 8.00%, 3/1/2032	210,000	293,108
Nomura Holdings, Inc.:
4.13%, 1/19/2016	300,000	315,082
6.70%, 3/4/2020 (a)	21,000	24,736
ORIX Corp. 5.00%, 1/12/2016	100,000	106,655
Private Export Funding Corp.:
1.38%, 2/15/2017	225,000	227,135
2.45%, 7/15/2024	200,000	181,594
Raymond James Financial, Inc. 5.63%, 4/1/2024	100,000	108,767
Royal Bank of Scotland Group PLC 4.38%, 3/16/2016	600,000	638,088
The Nasdaq OMX Group, Inc. 5.55%, 1/15/2020	200,000	218,968
Toyota Motor Credit Corp.:
1.25%, 10/5/2017	250,000	247,614
1.38%, 1/10/2018 (a)	150,000	148,153
2.63%, 1/10/2023	100,000	94,779
3.30%, 1/12/2022	150,000	151,793
UBS AG of Stamford, CT:
4.88%, 8/4/2020	100,000	110,368
5.75%, 4/25/2018	122,000	139,202
5.88%, 12/20/2017	146,000	166,739

		20,468,768

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.9%
AT&T, Inc.:
1.60%, 2/15/2017 (a)	100,000	100,729
2.40%, 8/15/2016	150,000	154,768
3.90%, 3/11/2024	150,000	150,055
4.30%, 12/15/2042 (a)	200,000	177,222
4.35%, 6/15/2045	158,000	140,578
5.63%, 6/15/2016	200,000	220,080
6.50%, 9/1/2037	180,000	209,152
British Telecommunications PLC 9.63%, 12/15/2030	250,000	387,267
Qwest Corp. 6.75%, 12/1/2021	200,000	223,000
Telefonica Emisiones SAU:
3.19%, 4/27/2018	250,000	256,041
5.46%, 2/16/2021	350,000	384,327
Verizon Communications, Inc.:
2.00%, 11/1/2016	500,000	511,948
3.45%, 3/15/2021	200,000	203,615
3.65%, 9/14/2018	250,000	266,246
4.15%, 3/15/2024	150,000	152,945
4.50%, 9/15/2020	229,000	248,699
5.15%, 9/15/2023	500,000	547,560
6.40%, 9/15/2033	273,000	321,857
6.40%, 2/15/2038	200,000	233,933
6.55%, 9/15/2043	550,000	667,429
7.75%, 12/1/2030	400,000	525,752

		6,083,203

ELECTRIC UTILITIES — 1.6%
Ameren Illinois Co. 6.13%, 11/15/2017	100,000	113,777
Appalachian Power Co.:
6.38%, 4/1/2036	70,000	84,817
7.00%, 4/1/2038	26,000	33,851
Arizona Public Service Co. 5.50%, 9/1/2035	100,000	114,312
CenterPoint Energy Houston Electric LLC 2.25%, 8/1/2022	100,000	93,130
Commonwealth Edison Co. 4.70%, 4/15/2015	125,000	130,190
Commonwealth Edison Co., Series 1 5.90%, 3/15/2036	100,000	119,778
Consolidated Edison Co. of New York, Inc.:
4.20%, 3/15/2042	100,000	94,860
4.45%, 6/15/2020 (a)	100,000	108,961
5.50%, 12/1/2039	125,000	141,108
Consumers Energy Co.:
3.95%, 5/15/2043 (a)	100,000	93,650
5.65%, 9/15/2018	100,000	114,918
Delmarva Power & Light Co. 3.50%, 11/15/2023	100,000	100,435
Dominion Gas Holdings LLC 1.05%, 11/1/2016 (b)	100,000	99,772
Duke Energy Carolinas LLC:
4.25%, 12/15/2041	150,000	146,981
7.00%, 11/15/2018	220,000	266,022
Duke Energy Indiana, Inc. 6.12%, 10/15/2035	100,000	118,562
Edison International 3.75%, 9/15/2017	50,000	53,200
Entergy Corp. 4.70%, 1/15/2017	250,000	264,648
Entergy Texas, Inc. 7.13%, 2/1/2019	25,000	29,901
Exelon Generation Co. LLC 4.00%, 10/1/2020	500,000	507,642

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Florida Power & Light Co.:
4.05%, 6/1/2042	$25,000	$23,961
5.63%, 4/1/2034	15,000	17,613
5.69%, 3/1/2040	65,000	77,369
Georgia Power Co. 4.75%, 9/1/2040	100,000	102,963
Great Plains Energy, Inc. 4.85%, 6/1/2021	120,000	130,065
Hydro Quebec:
2.00%, 6/30/2016	350,000	360,235
8.05%, 7/7/2024	15,000	20,491
Indiana Michigan Power Co. 3.20%, 3/15/2023	100,000	96,400
Jersey Central Power & Light Co. 5.63%, 5/1/2016	250,000	269,625
Kentucky Utilities Co. 1.63%, 11/1/2015	100,000	101,264
LG&E and KU Energy LLC 3.75%, 11/15/2020 (a)	100,000	102,782
National Fuel Gas Co. 3.75%, 3/1/2023	63,000	60,340
Nevada Power Co.:
5.45%, 5/15/2041	60,000	68,935
6.75%, 7/1/2037	15,000	19,356
NextEra Energy Capital Holdings, Inc.:
1.20%, 6/1/2015	50,000	50,213
2.60%, 9/1/2015	100,000	101,847
4.50%, 6/1/2021	200,000	211,243
Nisource Finance Corp.:
4.80%, 2/15/2044	50,000	47,815
6.40%, 3/15/2018	100,000	115,363
Northern States Power Co.:
1.95%, 8/15/2015	100,000	101,528
4.85%, 8/15/2040	100,000	108,273
6.25%, 6/1/2036	150,000	188,634
Ohio Power Co. 6.60%, 2/15/2033	45,000	55,905
Oncor Electric Delivery Co. LLC:
5.30%, 6/1/2042 (a)	30,000	33,037
6.80%, 9/1/2018	100,000	118,134
7.00%, 5/1/2032	115,000	147,706
Pacific Gas & Electric Co.:
3.25%, 6/15/2023	200,000	193,401
4.50%, 12/15/2041	25,000	24,207
4.75%, 2/15/2044	200,000	201,394
PacifiCorp:
3.60%, 4/1/2024 (a)	200,000	202,875
3.85%, 6/15/2021	250,000	264,614
4.10%, 2/1/2042	50,000	47,947
PG&E Corp. 2.40%, 3/1/2019	250,000	247,327
PPL Electric Utilities Corp.:
2.50%, 9/1/2022	100,000	94,761
5.20%, 7/15/2041 (a)	50,000	55,952
Progress Energy, Inc. 7.75%, 3/1/2031	505,000	683,643
PSEG Power LLC 5.13%, 4/15/2020	80,000	88,334
Public Service Co. of Oklahoma 4.40%, 2/1/2021	100,000	107,785
Public Service Electric & Gas Co.:
2.38%, 5/15/2023	150,000	138,860
3.95%, 5/1/2042	25,000	23,519
Puget Energy, Inc. 6.00%, 9/1/2021	100,000	115,530
Puget Sound Energy, Inc. 5.64%, 4/15/2041	106,000	126,319
San Diego Gas & Electric Co.:
4.30%, 4/1/2042	250,000	249,770
6.13%, 9/15/2037	115,000	142,948
South Carolina Electric & Gas Co. 5.45%, 2/1/2041	100,000	114,636
Southern California Edison Co.:
3.88%, 6/1/2021	70,000	74,226
5.50%, 3/15/2040	600,000	698,869
Southwestern Electric Power Co., Series G 6.45%, 1/15/2019	100,000	116,671
Tampa Electric Co.:
2.60%, 9/15/2022	100,000	94,691
6.10%, 5/15/2018	50,000	57,658
The Cleveland Electric Illuminating Co. 7.88%, 11/1/2017	100,000	118,970
The Connecticut Light & Power Co. 6.35%, 6/1/2036	75,000	94,628
The Southern Co. 1.95%, 9/1/2016	350,000	358,175
Virginia Electric and Power Co. 2.75%, 3/15/2023 (a)	100,000	95,276
Westar Energy, Inc. 4.10%, 4/1/2043	100,000	96,130
Western Massachusetts Electric Co. 3.50%, 9/15/2021	150,000	152,150
Wisconsin Electric Power Co. 2.95%, 9/15/2021	250,000	249,757
Wisconsin Power & Light Co. 6.38%, 8/15/2037	100,000	126,837

		11,019,472

ELECTRICAL EQUIPMENT — 0.1%
Agilent Technologies, Inc. 5.50%, 9/14/2015	250,000	267,202
Emerson Electric Co.:
2.63%, 2/15/2023	100,000	95,026
4.88%, 10/15/2019	100,000	111,702
Roper Industries, Inc. 2.05%, 10/1/2018	100,000	97,833

		571,763

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.1%
Arrow Electronics, Inc. 3.00%, 3/1/2018	75,000	76,129
Avnet, Inc. 4.88%, 12/1/2022	100,000	103,202
Corning, Inc. 1.45%, 11/15/2017 (a)	100,000	98,155
Ingram Micro, Inc. 5.00%, 8/10/2022	100,000	101,125

		378,611

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

ENERGY EQUIPMENT & SERVICES — 0.2%
Cameron International Corp. 4.50%, 6/1/2021	$100,000	$105,732
Halliburton Co.:
6.15%, 9/15/2019	200,000	235,971
7.45%, 9/15/2039	100,000	139,900
Nabors Industries, Inc. 4.63%, 9/15/2021 (a)	150,000	154,961
National Oilwell Varco, Inc. 3.95%, 12/1/2042	100,000	92,617
Weatherford International, Inc. 6.80%, 6/15/2037 (a)	239,000	277,492
Weatherford International, Ltd./Bermuda 6.50%, 8/1/2036	20,000	22,508

		1,029,181

FOOD & STAPLES RETAILING — 0.4%
Costco Wholesale Corp. 1.13%, 12/15/2017	200,000	197,660
CVS Caremark Corp.:
5.75%, 6/1/2017	350,000	395,940
6.25%, 6/1/2027	150,000	182,976
Sysco Corp. 2.60%, 6/12/2022 (a)	100,000	94,624
The Kroger Co.:
5.40%, 7/15/2040	250,000	259,000
6.15%, 1/15/2020	100,000	116,545
6.90%, 4/15/2038	26,000	32,250
8.00%, 9/15/2029	49,000	63,910
Wal-Mart Stores, Inc.:
1.13%, 4/11/2018	100,000	97,989
2.80%, 4/15/2016	650,000	674,495
4.00%, 4/11/2043	100,000	94,170
5.88%, 4/5/2027	200,000	243,550
6.50%, 8/15/2037	250,000	324,165
Walgreen Co.:
4.40%, 9/15/2042	100,000	94,036
5.25%, 1/15/2019	100,000	112,369

		2,983,679

FOOD PRODUCTS — 0.4%
Archer-Daniels-Midland Co. 5.38%, 9/15/2035 (a)	240,000	265,686
Campbell Soup Co. 3.80%, 8/2/2042	100,000	83,836
ConAgra Foods, Inc.:
1.90%, 1/25/2018	250,000	247,782
3.20%, 1/25/2023	100,000	95,571
Delhaize Group SA 5.70%, 10/1/2040	15,000	15,194
General Mills, Inc. 5.70%, 2/15/2017	305,000	342,431
Kellogg Co.:
3.13%, 5/17/2022 (a)	100,000	97,466
3.25%, 5/21/2018	65,000	67,887
Kraft Foods Group, Inc.:
2.25%, 6/5/2017	300,000	307,611
6.13%, 8/23/2018	100,000	116,613
6.88%, 1/26/2039	100,000	128,934
McCormick & Co., Inc. 3.50%, 9/1/2023	71,000	71,694
Mondelez International, Inc.:
4.00%, 2/1/2024	100,000	101,468
5.38%, 2/10/2020	150,000	169,579
6.50%, 2/9/2040 (a)	170,000	212,364
6.88%, 1/26/2039	260,000	335,229
The Hershey Co. 2.63%, 5/1/2023	100,000	94,171
Unilever Capital Corp.:
0.45%, 7/30/2015	100,000	99,865
0.85%, 8/2/2017	100,000	98,116
4.25%, 2/10/2021	150,000	163,333

		3,114,830

GAS UTILITIES — 0.0%
Atmos Energy Corp. 5.50%, 6/15/2041	100,000	114,495
National Grid PLC 6.30%, 8/1/2016	100,000	111,620
ONE Gas, Inc. 2.07%, 2/1/2019 (b)	100,000	99,620

		325,735

HEALTH CARE EQUIPMENT & SUPPLIES — 0.2%
Baxter International, Inc.:
2.40%, 8/15/2022	200,000	186,569
6.25%, 12/1/2037	155,000	192,263
Boston Scientific Corp.:
6.00%, 1/15/2020	100,000	115,123
6.40%, 6/15/2016	100,000	111,260
C.R. Bard, Inc. 1.38%, 1/15/2018	100,000	97,970
CareFusion Corp. 3.30%, 3/1/2023	50,000	46,733
Covidien International Finance SA:
2.80%, 6/15/2015	100,000	102,355
2.95%, 6/15/2023 (a)	100,000	94,376
Medtronic, Inc.:
2.63%, 3/15/2016 (a)	100,000	103,693
3.13%, 3/15/2022	300,000	299,991
St. Jude Medical, Inc. 3.25%, 4/15/2023	150,000	144,569
Stryker Corp.:
1.30%, 4/1/2018	100,000	98,143
4.10%, 4/1/2043 (a)	100,000	95,812

		1,688,857

HEALTH CARE PROVIDERS & SERVICES — 0.4%
Aetna, Inc.:
2.20%, 3/15/2019	100,000	99,473
3.95%, 9/1/2020	150,000	157,784
4.50%, 5/15/2042	150,000	147,506
Cardinal Health, Inc. 1.70%, 3/15/2018	57,000	56,260
CIGNA Corp.:
2.75%, 11/15/2016	150,000	156,222
4.00%, 2/15/2022	50,000	51,743
5.38%, 2/15/2042 (a)	70,000	76,821
Express Scripts Holding Co. 3.90%, 2/15/2022	250,000	256,383
Howard Hughes Medical Institute 3.50%, 9/1/2023	50,000	50,418

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Humana, Inc. 4.63%, 12/1/2042	$100,000	$95,697
Laboratory Corp. of America Holdings 2.20%, 8/23/2017	200,000	201,828
Quest Diagnostics, Inc.:
2.70%, 4/1/2019	230,000	228,580
6.95%, 7/1/2037	100,000	116,615
UnitedHealth Group, Inc.:
4.63%, 11/15/2041	250,000	252,669
5.95%, 2/15/2041 (a)	20,000	23,976
6.00%, 2/15/2018	200,000	229,556
6.88%, 2/15/2038	56,000	73,792
WellPoint, Inc.:
3.70%, 8/15/2021	100,000	101,218
4.63%, 5/15/2042	100,000	96,774
4.65%, 1/15/2043	100,000	97,123
5.88%, 6/15/2017	100,000	112,367
5.95%, 12/15/2034	68,000	77,837

		2,760,642

HOTELS, RESTAURANTS & LEISURE — 0.2%
Carnival Corp. 3.95%, 10/15/2020	67,000	67,914
Darden Restaurants, Inc. 3.35%, 11/1/2022	100,000	90,056
Marriott International, Inc. 3.38%, 10/15/2020	125,000	125,378
McDonald’s Corp.:
5.35%, 3/1/2018	210,000	238,810
6.30%, 10/15/2037	100,000	127,062
Starbucks Corp. 0.88%, 12/5/2016	71,000	70,692
Starwood Hotels & Resorts Worldwide, Inc. 3.13%, 2/15/2023	78,000	73,583
Wyndham Worldwide Corp. 2.95%, 3/1/2017	200,000	202,738
Yum! Brands, Inc. 3.75%, 11/1/2021 (a)	250,000	253,605

		1,249,838

HOUSEHOLD DURABLES — 0.0% (d)
MDC Holdings, Inc. 5.50%, 1/15/2024	83,000	84,660
Newell Rubbermaid, Inc. 4.70%, 8/15/2020	100,000	107,193
Whirlpool Corp. 4.00%, 3/1/2024	60,000	60,265

		252,118

HOUSEHOLD PRODUCTS — 0.1%
Colgate-Palmolive Co.:
1.30%, 1/15/2017	100,000	100,794
1.95%, 2/1/2023 (a)	100,000	90,264
Kimberly-Clark Corp.:
2.40%, 3/1/2022 (a)	100,000	94,609
5.30%, 3/1/2041	45,000	51,306
6.63%, 8/1/2037	100,000	131,616
The Procter & Gamble Co.:
1.80%, 11/15/2015	350,000	356,828
5.55%, 3/5/2037	100,000	118,013

		943,430

INDUSTRIAL CONGLOMERATES — 0.1%
Cooper US, Inc. 3.88%, 12/15/2020	50,000	52,212
Crane Co. 4.45%, 12/15/2023	50,000	51,102
General Electric Co.:
0.85%, 10/9/2015	75,000	75,350
2.70%, 10/9/2022	250,000	241,916
5.25%, 12/6/2017	100,000	113,261
Koninklijke Philips Electronics NV 3.75%, 3/15/2022	100,000	102,594
Tyco Electronics Group SA 4.88%, 1/15/2021	100,000	105,423

		741,858

INSURANCE — 1.0%
ACE INA Holdings, Inc.:
2.70%, 3/13/2023 (a)	100,000	94,597
5.70%, 2/15/2017	100,000	111,971
Aflac, Inc. 3.45%, 8/15/2015 (a)	100,000	103,704
American International Group, Inc.:
5.45%, 5/18/2017	490,000	546,093
5.60%, 10/18/2016	200,000	221,532
6.25%, 3/15/2087 (c)	100,000	105,500
8.18%, 5/15/2068 (e)	106,000	139,125
8.25%, 8/15/2018	250,000	311,964
AON Corp. 3.13%, 5/27/2016	100,000	103,823
Aon PLC 4.00%, 11/27/2023 (a)	100,000	101,211
Arch Capital Group US, Inc. 5.14%, 11/1/2043	50,000	52,249
Assurant, Inc. 4.00%, 3/15/2023	100,000	98,333
AXA SA 8.60%, 12/15/2030 (c)	100,000	128,000
Berkshire Hathaway Finance Corp.:
2.00%, 8/15/2018 (a)	100,000	100,153
4.30%, 5/15/2043	50,000	47,406
Berkshire Hathaway, Inc.:
1.90%, 1/31/2017	500,000	511,111
3.00%, 2/11/2023	50,000	49,061
3.75%, 8/15/2021 (a)	100,000	105,431
CNA Financial Corp. 7.35%, 11/15/2019	100,000	122,272
Genworth Financial, Inc.:
6.52%, 5/22/2018	110,000	126,741
7.70%, 6/15/2020 (a)	100,000	121,909
Hartford Financial Services Group, Inc. 6.63%, 3/30/2040	100,000	125,104
ING US, Inc. 2.90%, 2/15/2018	100,000	102,347
Lincoln National Corp.:
4.00%, 9/1/2023	100,000	101,368
6.30%, 10/9/2037	100,000	120,120
Markel Corp. 3.63%, 3/30/2023	100,000	97,372
MetLife, Inc.:
4.88%, 11/13/2043	250,000	258,749
5.70%, 6/15/2035	155,000	178,942
6.75%, 6/1/2016	400,000	449,263

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Nationwide Financial Services, Inc., Series J 6.75%, 5/15/2067 (c)	$100,000	$99,500
Principal Financial Group, Inc. 1.85%, 11/15/2017	150,000	150,102
Prudential Financial, Inc.:
4.50%, 11/16/2021 (a)	600,000	650,472
5.63%, 6/15/2043 (c)(e)	57,000	58,140
5.80%, 11/16/2041	50,000	57,724
The Allstate Corp. 5.95%, 4/1/2036	165,000	196,753
The Chubb Corp.:
5.75%, 5/15/2018	100,000	114,496
6.00%, 5/11/2037	100,000	121,807
The Travelers Cos., Inc.:
3.90%, 11/1/2020 (a)	100,000	105,565
5.75%, 12/15/2017	250,000	286,397
Unum Group 4.00%, 3/15/2024 (a)	100,000	100,609
Willis Group Holdings PLC 5.75%, 3/15/2021 (a)	100,000	110,371
WR Berkley Corp. 4.63%, 3/15/2022	100,000	104,949
XLIT, Ltd. 5.75%, 10/1/2021	100,000	114,905

		7,007,241

INTERNET SOFTWARE & SERVICES — 0.1%
Amazon.com, Inc. 1.20%, 11/29/2017	125,000	123,535
Baidu, Inc. 3.50%, 11/28/2022 (a)	200,000	189,565
eBay, Inc. 0.70%, 7/15/2015	38,000	38,082
Google, Inc. 2.13%, 5/19/2016	100,000	103,293

		454,475

IT SERVICES — 0.2%
Fiserv, Inc. 3.13%, 6/15/2016	100,000	104,490
International Business Machines Corp.:
1.95%, 2/12/2019 (a)	350,000	347,693
4.00%, 6/20/2042	100,000	93,939
5.70%, 9/14/2017	210,000	239,338
5.88%, 11/29/2032	165,000	200,841
7.00%, 10/30/2025	100,000	129,038
Xerox Corp. 2.95%, 3/15/2017	300,000	311,996

		1,427,335

LEISURE PRODUCTS — 0.0% (d)
Mattel, Inc. 2.50%, 11/1/2016	100,000	102,936

LIFE SCIENCES TOOLS & SERVICES — 0.1%
Thermo Fisher Scientific, Inc.:
2.25%, 8/15/2016	350,000	359,899
3.15%, 1/15/2023 (a)	100,000	96,227

		456,126

MACHINERY — 0.2%
Caterpillar, Inc.:
2.60%, 6/26/2022	125,000	118,946
3.80%, 8/15/2042	100,000	89,246
6.05%, 8/15/2036	165,000	200,671
Cummins, Inc. 4.88%, 10/1/2043	100,000	107,299
Danaher Corp. 2.30%, 6/23/2016	100,000	103,441
Deere & Co. 3.90%, 6/9/2042	150,000	139,417
Eaton Corp.:
4.00%, 11/2/2032	165,000	158,587
4.15%, 11/2/2042	100,000	92,794
Flowserve Corp. 4.00%, 11/15/2023	43,000	43,082
Illinois Tool Works, Inc.:
3.90%, 9/1/2042	100,000	91,090
4.88%, 9/15/2041	100,000	105,727
Ingersoll-Rand Global Holding Co., Ltd. 6.88%, 8/15/2018	100,000	116,821
Snap-On, Inc. 4.25%, 1/15/2018	100,000	106,798
Stanley Black & Decker, Inc. 3.40%, 12/1/2021	60,000	60,371
Xylem, Inc. 3.55%, 9/20/2016	150,000	158,214

		1,692,504

MEDIA — 1.1%
21st Century Fox America, Inc.:
4.50%, 2/15/2021	250,000	271,099
6.40%, 12/15/2035	150,000	179,043
8.88%, 4/26/2023	44,000	57,683
CBS Corp. 8.88%, 5/15/2019	200,000	256,898
Comcast Corp.:
4.25%, 1/15/2033	100,000	97,394
4.75%, 3/1/2044	100,000	101,834
5.15%, 3/1/2020 (a)	250,000	280,910
5.85%, 11/15/2015	97,000	105,143
5.88%, 2/15/2018	90,000	103,609
6.40%, 5/15/2038	310,000	380,110
6.50%, 1/15/2017	80,000	91,474
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
5.20%, 3/15/2020 (a)	515,000	565,666
6.38%, 3/1/2041	150,000	162,842
Discovery Communications LLC:
4.38%, 6/15/2021	100,000	106,014
6.35%, 6/1/2040 (a)	250,000	289,422
International Game Technology 5.35%, 10/15/2023	100,000	106,513
NBCUniversal Media LLC:
2.88%, 4/1/2016 (a)	100,000	104,231
3.65%, 4/30/2015 (a)	75,000	77,516
5.15%, 4/30/2020	335,000	377,470
News America, Inc. 6.15%, 3/1/2037	240,000	278,988
Omnicom Group, Inc. 4.45%, 8/15/2020	285,000	306,520

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

The Walt Disney Co.:
2.75%, 8/16/2021	$100,000	$98,843
3.75%, 6/1/2021	100,000	105,360
4.38%, 8/16/2041	100,000	99,825
Thomson Reuters Corp.:
0.88%, 5/23/2016	100,000	99,668
4.70%, 10/15/2019	100,000	109,079
Time Warner Cable, Inc.:
4.00%, 9/1/2021 (a)	100,000	103,626
5.50%, 9/1/2041	250,000	262,066
5.85%, 5/1/2017	230,000	259,066
6.55%, 5/1/2037	350,000	407,553
Time Warner, Inc.:
4.88%, 3/15/2020	600,000	662,894
4.90%, 6/15/2042 (a)	100,000	99,906
7.70%, 5/1/2032	240,000	320,478
Viacom, Inc.:
3.50%, 4/1/2017 (a)	100,000	106,117
3.88%, 12/15/2021 (a)	350,000	360,567

		7,395,427

METALS & MINING — 0.7%
Alcoa, Inc.:
5.40%, 4/15/2021 (a)	150,000	157,601
6.50%, 6/15/2018	100,000	112,118
6.75%, 1/15/2028	100,000	109,168
Allegheny Technologies, Inc. 5.88%, 8/15/2023	100,000	104,297
Barrick Gold Corp. 4.10%, 5/1/2023	100,000	94,784
Barrick North America Finance LLC 5.70%, 5/30/2041	100,000	96,179
Barrick PD Australia Finance Pty Ltd. 4.95%, 1/15/2020 (a)	100,000	105,320
BHP Billiton Finance USA, Ltd.:
2.88%, 2/24/2022	250,000	244,617
5.00%, 9/30/2043	200,000	211,648
6.50%, 4/1/2019	100,000	119,767
Cliffs Natural Resources, Inc. 4.88%, 4/1/2021 (a)	200,000	195,937
Freeport-McMoRan Copper & Gold, Inc.:
2.38%, 3/15/2018	100,000	99,969
3.55%, 3/1/2022	250,000	239,059
3.88%, 3/15/2023	100,000	96,037
5.45%, 3/15/2043	300,000	295,450
Newmont Mining Corp. 6.25%, 10/1/2039	100,000	96,237
Nucor Corp. 5.75%, 12/1/2017	250,000	285,069
Rio Tinto Finance USA PLC:
3.50%, 3/22/2022	250,000	249,734
4.75%, 3/22/2042	250,000	249,776
Rio Tinto Finance USA, Ltd.:
1.88%, 11/2/2015	300,000	305,159
3.75%, 9/20/2021	100,000	102,921
Southern Copper Corp. 5.25%, 11/8/2042	200,000	171,236
Teck Resources, Ltd.:
2.50%, 2/1/2018 (a)	100,000	100,133
3.75%, 2/1/2023	100,000	93,845
6.25%, 7/15/2041	200,000	206,445
Vale Overseas, Ltd.:
4.38%, 1/11/2022 (a)	90,000	89,524
6.88%, 11/21/2036	330,000	354,532
6.88%, 11/10/2039	15,000	16,157

		4,602,719

MULTI-NATIONAL — 1.4%
African Development Bank:
0.75%, 10/18/2016 (a)	150,000	149,821
1.25%, 9/2/2016	200,000	202,399
Asian Development Bank:
0.50%, 6/20/2016	300,000	299,584
1.75%, 3/21/2019	300,000	298,838
2.50%, 3/15/2016	200,000	207,839
European Bank for Reconstruction & Development:
1.63%, 4/10/2018	150,000	151,212
2.50%, 3/15/2016	450,000	467,638
European Investment Bank:
0.50%, 8/15/2016 (a)	350,000	348,502
1.00%, 3/15/2018	125,000	122,694
1.00%, 6/15/2018	250,000	244,204
1.13%, 4/15/2015	1,000,000	1,009,121
1.13%, 9/15/2017	250,000	249,305
1.75%, 3/15/2017 (a)	100,000	102,241
1.88%, 3/15/2019	250,000	249,506
2.50%, 5/16/2016	950,000	988,813
2.50%, 4/15/2021	400,000	398,427
4.00%, 2/16/2021	650,000	710,255
FMS Wertmanagement AoeR 1.00%, 11/21/2017	300,000	296,736
Inter-American Development Bank:
0.88%, 11/15/2016	150,000	150,281
1.75%, 8/24/2018	500,000	502,807
3.00%, 10/4/2023	100,000	100,879
3.88%, 10/28/2041	35,000	33,587
5.13%, 9/13/2016	405,000	447,862
International Bank for Reconstruction & Development:
0.38%, 8/24/2015	50,000	50,049
0.50%, 5/16/2016	150,000	149,959
1.00%, 9/15/2016	600,000	604,035
1.13%, 7/18/2017	250,000	250,221
2.13%, 3/15/2016	200,000	206,504
2.13%, 11/1/2020	200,000	197,494
2.38%, 5/26/2015	300,000	307,332
4.75%, 2/15/2035	80,000	91,803

		9,589,948

MULTI-UTILITIES — 0.2%
American Water Capital Corp. 4.30%, 12/1/2042	100,000	95,924
Black Hills Corp. 4.25%, 11/30/2023	100,000	103,090
Dominion Resources, Inc.:
4.90%, 8/1/2041	250,000	255,419
6.40%, 6/15/2018	250,000	291,257
DTE Energy Co. 6.38%, 4/15/2033	150,000	182,971
MidAmerican Energy Co. 4.80%, 9/15/2043	250,000	263,919

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

MidAmerican Energy Holdings Co. 6.13%, 4/1/2036	$255,000	$304,267
Sempra Energy 2.30%, 4/1/2017	150,000	153,284

		1,650,131

MULTILINE RETAIL — 0.1%
Macy’s Retail Holdings, Inc.:
2.88%, 2/15/2023	114,000	106,320
4.38%, 9/1/2023	90,000	93,514
6.70%, 7/15/2034	50,000	61,222
Nordstrom, Inc. 4.00%, 10/15/2021	100,000	104,465
Target Corp.:
2.90%, 1/15/2022 (a)	250,000	244,938
4.00%, 7/1/2042 (a)	200,000	183,916
5.88%, 7/15/2016	100,000	111,584

		905,959

OIL, GAS & CONSUMABLE FUELS — 2.9%
Anadarko Petroleum Corp.:
5.95%, 9/15/2016	380,000	422,862
6.45%, 9/15/2036	100,000	118,437
Apache Corp.:
5.10%, 9/1/2040	100,000	105,401
5.63%, 1/15/2017 (a)	250,000	277,114
Baker Hughes, Inc. 3.20%, 8/15/2021 (a)	150,000	151,764
Boardwalk Pipelines LP 3.38%, 2/1/2023	170,000	149,065
BP Capital Markets PLC:
1.38%, 5/10/2018	100,000	97,845
2.24%, 5/10/2019	300,000	298,622
2.24%, 9/26/2018	100,000	100,759
3.56%, 11/1/2021	100,000	102,783
4.74%, 3/11/2021	200,000	221,753
Buckeye Partners LP 2.65%, 11/15/2018	100,000	99,511
Canadian Natural Resources, Ltd.:
6.25%, 3/15/2038	105,000	125,091
6.50%, 2/15/2037	250,000	302,069
Cenovus Energy, Inc.:
4.45%, 9/15/2042	100,000	94,069
6.75%, 11/15/2039	100,000	124,515
CenterPoint Energy Resources Corp. 6.13%, 11/1/2017	100,000	113,895
Chevron Corp.:
1.10%, 12/5/2017	100,000	98,835
2.43%, 6/24/2020 (a)	250,000	247,054
CNOOC Finance 2013, Ltd. 3.00%, 5/9/2023 (a)	250,000	225,626
Conoco, Inc. 6.95%, 4/15/2029	100,000	133,024
ConocoPhillips 5.90%, 10/15/2032 (a)	250,000	295,230
ConocoPhillips Canada Funding Co. 5.63%, 10/15/2016	580,000	649,886
Continental Resources, Inc. 5.00%, 9/15/2022	250,000	262,812
DCP Midstream Operating LP 3.88%, 3/15/2023 (a)	50,000	48,887
Devon Energy Corp.:
6.30%, 1/15/2019	100,000	116,002
7.95%, 4/15/2032	200,000	274,694
Ecopetrol SA 5.88%, 9/18/2023 (a)	250,000	273,125
Enbridge Energy Partners LP 9.88%, 3/1/2019	100,000	129,542
Enbridge Energy Partners LP, Series B 7.50%, 4/15/2038	100,000	124,226
EnCana Corp. 5.15%, 11/15/2041 (a)	206,000	209,449
Encana Corp. 5.90%, 12/1/2017	100,000	113,794
Energy Transfer Partners LP:
6.50%, 2/1/2042	250,000	284,892
6.70%, 7/1/2018	100,000	115,680
EnLink Midstream Partners LP 2.70%, 4/1/2019	100,000	100,498
Ensco PLC 4.70%, 3/15/2021	100,000	107,380
Enterprise Products Operating LLC:
3.20%, 2/1/2016	150,000	156,343
4.85%, 8/15/2042	250,000	249,003
5.20%, 9/1/2020 (a)	200,000	224,350
6.30%, 9/15/2017	50,000	57,504
EOG Resources, Inc.:
4.10%, 2/1/2021	100,000	107,546
5.63%, 6/1/2019	129,000	149,145
Exxon Mobil Corp.:
1.82%, 3/15/2019	100,000	99,698
3.18%, 3/15/2024	100,000	100,006
FMC Technologies, Inc. 2.00%, 10/1/2017	100,000	99,898
Hess Corp. 5.60%, 2/15/2041	350,000	383,268
Husky Energy, Inc. 3.95%, 4/15/2022 (a)	250,000	258,388
Kinder Morgan Energy Partners LP:
3.95%, 9/1/2022	500,000	499,090
5.50%, 3/1/2044	100,000	102,568
5.63%, 9/1/2041 (a)	50,000	51,701
5.80%, 3/15/2035	175,000	184,943
Magellan Midstream Partners LP 4.20%, 12/1/2042	100,000	90,910
Marathon Oil Corp. 6.80%, 3/15/2032	100,000	121,760
Marathon Petroleum Corp.:
3.50%, 3/1/2016	55,000	57,636
6.50%, 3/1/2041	49,000	59,497
Nexen, Inc. 5.88%, 3/10/2035	100,000	108,336
Noble Energy, Inc. 5.25%, 11/15/2043	100,000	104,504
Noble Holding International, Ltd.:
3.05%, 3/1/2016	100,000	103,418
3.95%, 3/15/2022 (a)	100,000	99,154
Occidental Petroleum Corp.:
1.50%, 2/15/2018	400,000	395,632
2.50%, 2/1/2016	100,000	103,366
ONEOK Partners LP:
3.20%, 9/15/2018	125,000	129,007

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

6.13%, 2/1/2041	$100,000	$112,311
Pemex Project Funding Master Trust:
5.75%, 3/1/2018 (c)	100,000	111,350
6.63%, 6/15/2035	215,000	238,112
Petro-Canada:
5.95%, 5/15/2035	100,000	114,926
7.88%, 6/15/2026	180,000	240,082
Petrobras Global Finance BV:
3.00%, 1/15/2019	250,000	236,237
4.38%, 5/20/2023 (a)	150,000	137,440
5.63%, 5/20/2043	83,000	70,365
Petrobras International Finance Co.:
3.50%, 2/6/2017	600,000	605,166
3.88%, 1/27/2016	100,000	102,721
5.75%, 1/20/2020	105,000	109,651
6.75%, 1/27/2041	100,000	97,147
6.88%, 1/20/2040	105,000	103,604
Petroleos Mexicanos:
3.50%, 7/18/2018	100,000	103,000
4.88%, 1/24/2022	500,000	522,500
4.88%, 1/18/2024	150,000	155,437
5.50%, 6/27/2044	125,000	120,938
6.50%, 6/2/2041	150,000	163,875
Phillips 66 5.88%, 5/1/2042	250,000	288,825
Pioneer Natural Resources Co. 7.20%, 1/15/2028	100,000	123,140
Plains All American Pipeline LP/PAA Finance Corp.:
2.85%, 1/31/2023	100,000	93,318
4.30%, 1/31/2043	100,000	92,001
6.50%, 5/1/2018	100,000	117,074
Rowan Cos., Inc. 5.40%, 12/1/2042	100,000	93,828
Schlumberger Investment SA 3.65%, 12/1/2023	42,000	42,551
Shell International Finance BV:
1.13%, 8/21/2017	100,000	99,421
3.10%, 6/28/2015	300,000	309,521
3.25%, 9/22/2015	54,000	56,113
4.55%, 8/12/2043	100,000	102,860
6.38%, 12/15/2038	220,000	283,235
Southern Natural Gas Co. 5.90%, 4/1/2017 (b)	580,000	640,545
Spectra Energy Capital LLC 8.00%, 10/1/2019	100,000	120,874
Statoil ASA:
2.90%, 11/8/2020	120,000	120,623
3.13%, 8/17/2017	100,000	105,568
3.15%, 1/23/2022	50,000	50,118
4.25%, 11/23/2041	50,000	48,604
5.10%, 8/17/2040	225,000	247,719
Suncor Energy, Inc. 6.10%, 6/1/2018	200,000	231,032
Sunoco Logistics Partners Operations LP 4.25%, 4/1/2024	60,000	59,862
Talisman Energy, Inc. 3.75%, 2/1/2021	150,000	148,786
Total Capital International SA:
1.00%, 8/12/2016	250,000	251,040
2.13%, 1/10/2019 (a)	150,000	150,623
2.88%, 2/17/2022	350,000	341,762
TransCanada PipeLines, Ltd.:
2.50%, 8/1/2022	100,000	93,547
6.10%, 6/1/2040	100,000	120,506
6.50%, 8/15/2018	250,000	295,566
TransCanada Pipelines, Ltd. 7.63%, 1/15/2039	100,000	139,658
Transocean, Inc.:
6.00%, 3/15/2018	55,000	61,125
6.80%, 3/15/2038	250,000	270,692
Valero Energy Corp.:
6.13%, 2/1/2020 (a)	65,000	76,047
6.63%, 6/15/2037	100,000	120,202
Western Gas Partners LP 2.60%, 8/15/2018	100,000	100,522
Williams Cos., Inc. 8.75%, 3/15/2032	225,000	272,593
Williams Partners LP:
3.35%, 8/15/2022	100,000	95,926
4.00%, 11/15/2021 (a)	50,000	50,878
5.25%, 3/15/2020	110,000	121,179
6.30%, 4/15/2040	35,000	39,772
XTO Energy, Inc. 6.75%, 8/1/2037	45,000	62,836

		20,297,816

PAPER & FOREST PRODUCTS — 0.1%
Domtar Corp. 6.25%, 9/1/2042	100,000	104,992
Georgia-Pacific LLC 7.25%, 6/1/2028	190,000	239,115
International Paper Co.:
6.00%, 11/15/2041 (a)	20,000	22,900
7.50%, 8/15/2021	250,000	313,818
Plum Creek Timberlands LP 3.25%, 3/15/2023	100,000	92,436

		773,261

PERSONAL PRODUCTS — 0.0% (d)
Avon Products, Inc. 6.95%, 3/15/2043	100,000	100,546
The Estee Lauder Cos., Inc. 3.70%, 8/15/2042	100,000	87,165

		187,711

PHARMACEUTICALS — 1.0%
Abbott Laboratories:
5.13%, 4/1/2019	99,000	112,074
6.00%, 4/1/2039	125,000	154,143
AbbVie, Inc.:
1.75%, 11/6/2017	250,000	250,779
2.90%, 11/6/2022	100,000	96,115
4.40%, 11/6/2042	250,000	243,801
Actavis, Inc.:
3.25%, 10/1/2022 (a)	200,000	191,999
6.13%, 8/15/2019	100,000	115,057
Allergan, Inc. 2.80%, 3/15/2023	100,000	94,249
AstraZeneca PLC:
5.90%, 9/15/2017 (a)	150,000	172,252
6.45%, 9/15/2037	75,000	94,331

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Bristol-Myers Squibb Co. 6.13%, 5/1/2038	$250,000	$307,842
Eli Lilly & Co. 5.20%, 3/15/2017 (a)	225,000	250,151
Express Scripts Holding Co. 2.65%, 2/15/2017	200,000	207,011
GlaxoSmithKline Capital, Inc.:
5.65%, 5/15/2018	150,000	172,114
6.38%, 5/15/2038	355,000	451,979
Johnson & Johnson:
2.15%, 5/15/2016	100,000	103,178
3.55%, 5/15/2021 (a)	250,000	264,090
4.85%, 5/15/2041	100,000	110,533
McKesson Corp.:
2.85%, 3/15/2023 (a)	100,000	94,115
4.75%, 3/1/2021	100,000	109,396
7.50%, 2/15/2019	100,000	121,095
Medco Health Solutions, Inc. 4.13%, 9/15/2020	100,000	104,683
Merck & Co, Inc.:
2.80%, 5/18/2023	150,000	143,264
4.15%, 5/18/2043	100,000	95,822
6.55%, 9/15/2037	200,000	260,560
Mylan, Inc.:
2.55%, 3/28/2019	56,000	55,576
4.20%, 11/29/2023	50,000	50,483
Novartis Capital Corp.:
3.40%, 5/6/2024	100,000	99,702
4.40%, 5/6/2044	100,000	100,908
Novartis Securities Investment, Ltd. 5.13%, 2/10/2019	300,000	340,467
Perrigo Co. PLC 5.30%, 11/15/2043 (b)	200,000	208,958
Pfizer, Inc. 6.20%, 3/15/2019	135,000	159,990
Sanofi:
2.63%, 3/29/2016	100,000	103,883
4.00%, 3/29/2021	125,000	133,442
Schering-Plough Corp. 6.00%, 9/15/2017	305,000	350,157
Teva Pharmaceutical Finance IV BV 3.65%, 11/10/2021	200,000	199,005
Teva Pharmaceutical Finance IV LLC 2.25%, 3/18/2020	150,000	142,766
Wyeth 5.95%, 4/1/2037	240,000	290,492
Zeneca Wilmington, Inc. 7.00%, 11/15/2023	55,000	69,450
Zoetis, Inc.:
3.25%, 2/1/2023	42,000	40,508
4.70%, 2/1/2043	60,000	59,474

		6,725,894

REAL ESTATE INVESTMENT TRUSTS — 0.6%
American Tower Corp.:
3.40%, 2/15/2019	100,000	102,653
5.00%, 2/15/2024	90,000	94,243
5.90%, 11/1/2021 (a)	100,000	112,421
ARC Properties Operating Partnership LP/Clark Acquisition LLC 4.60%, 2/6/2024 (b)	100,000	99,796
BioMed Realty LP 3.85%, 4/15/2016	25,000	26,047
Boston Properties LP:
4.13%, 5/15/2021	200,000	208,643
5.63%, 11/15/2020	65,000	73,537
Camden Property Trust 4.88%, 6/15/2023	250,000	266,390
DDR Corp. 3.38%, 5/15/2023	100,000	93,905
Digital Realty Trust LP 3.63%, 10/1/2022 (a)	100,000	92,172
Duke Realty LP 6.75%, 3/15/2020 (a)	25,000	28,821
ERP Operating LP:
5.13%, 3/15/2016	250,000	269,415
5.75%, 6/15/2017 (a)	100,000	112,681
HCP, Inc.:
4.20%, 3/1/2024	120,000	121,205
5.38%, 2/1/2021	100,000	111,462
Health Care REIT, Inc.:
4.13%, 4/1/2019 (a)	500,000	530,639
5.25%, 1/15/2022	100,000	109,513
6.20%, 6/1/2016	150,000	164,701
Healthcare Realty Trust, Inc. 3.75%, 4/15/2023	100,000	95,877
Host Hotels & Resorts LP 4.75%, 3/1/2023	50,000	52,082
Kilroy Realty LP 3.80%, 1/15/2023 (a)	100,000	95,764
Liberty Property LP:
3.38%, 6/15/2023	50,000	46,457
4.13%, 6/15/2022	100,000	100,270
4.40%, 2/15/2024	63,000	63,021
National Retail Properties, Inc. 3.30%, 4/15/2023	50,000	46,696
Post Apartment Homes LP 3.38%, 12/1/2022	25,000	23,837
ProLogis LP:
2.75%, 2/15/2019 (a)	125,000	125,435
3.35%, 2/1/2021	100,000	98,444
4.50%, 8/15/2017	20,000	21,514
Realty Income Corp. 5.88%, 3/15/2035	50,000	54,981
Simon Property Group LP 2.15%, 9/15/2017	500,000	507,514
Ventas Realty LP/Ventas Capital Corp.:
2.00%, 2/15/2018	100,000	99,766
2.70%, 4/1/2020	100,000	96,955
Vornado Realty LP 4.25%, 4/1/2015	100,000	102,551
Weyerhaeuser Co. 4.63%, 9/15/2023	200,000	209,192

		4,458,600

ROAD & RAIL — 0.3%
Burlington Northern Santa Fe LLC:
3.45%, 9/15/2021	350,000	355,027
4.38%, 9/1/2042	100,000	94,842
4.95%, 9/15/2041	100,000	103,396
7.00%, 12/15/2025	51,000	64,772

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Canadian National Railway Co.:
2.25%, 11/15/2022	$100,000	$92,208
2.85%, 12/15/2021	100,000	98,462
Canadian Pacific Railway Co. 9.45%, 8/1/2021	100,000	135,281
Canadian Pacific Railway, Ltd. 4.50%, 1/15/2022	100,000	105,815
CSX Corp.:
6.15%, 5/1/2037	165,000	196,499
6.25%, 4/1/2015	250,000	263,850
Norfolk Southern Corp.:
2.90%, 2/15/2023	35,000	33,326
4.84%, 10/1/2041	100,000	102,638
7.70%, 5/15/2017	230,000	271,936
Ryder System, Inc. 2.50%, 3/1/2018	100,000	99,766
Union Pacific Corp.:
3.65%, 2/15/2024	92,000	92,228
4.82%, 2/1/2044	205,000	213,740

		2,323,786

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.2%
Altera Corp. 2.50%, 11/15/2018	100,000	100,377
Applied Materials, Inc. 5.85%, 6/15/2041	100,000	111,663
Broadcom Corp. 2.50%, 8/15/2022	100,000	91,798
Intel Corp.:
1.35%, 12/15/2017	150,000	149,190
4.25%, 12/15/2042 (a)	150,000	142,687
4.80%, 10/1/2041	185,000	192,045
Texas Instruments, Inc.:
0.45%, 8/3/2015	100,000	99,811
2.38%, 5/16/2016	100,000	103,613
Xilinx, Inc. 3.00%, 3/15/2021	100,000	99,779

		1,090,963

SOFTWARE — 0.2%
CA, Inc. 4.50%, 8/15/2023	150,000	154,236
Microsoft Corp.:
2.38%, 5/1/2023	100,000	92,975
3.00%, 10/1/2020 (a)	400,000	411,615
3.50%, 11/15/2042	100,000	86,515
Oracle Corp.:
1.20%, 10/15/2017	125,000	124,053
2.50%, 10/15/2022	100,000	93,553
5.75%, 4/15/2018	200,000	230,362
6.13%, 7/8/2039	350,000	428,889

		1,622,198

SPECIALTY RETAIL — 0.2%
AutoZone, Inc. 3.13%, 7/15/2023	100,000	93,743
Dollar General Corp. 1.88%, 4/15/2018 (a)	100,000	98,472
Kohl’s Corp.:
3.25%, 2/1/2023 (a)	100,000	93,926
6.00%, 1/15/2033 (a)	100,000	106,948
Lowe’s Cos., Inc.:
2.13%, 4/15/2016	100,000	102,941
5.50%, 10/15/2035	250,000	279,965
The Gap, Inc. 5.95%, 4/12/2021	100,000	112,398
The Home Depot, Inc.:
4.88%, 2/15/2044	100,000	106,826
5.40%, 3/1/2016	255,000	278,240
5.95%, 4/1/2041	250,000	303,761
TJX Cos., Inc. 2.50%, 5/15/2023	100,000	92,801

		1,670,021

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.2%
Apple, Inc.:
0.45%, 5/3/2016	200,000	199,586
1.00%, 5/3/2018	150,000	145,852
2.40%, 5/3/2023 (a)	125,000	116,458
3.85%, 5/4/2043	125,000	110,854
EMC Corp.:
1.88%, 6/1/2018	150,000	149,294
3.38%, 6/1/2023 (a)	100,000	99,060
Fidelity National Information Services, Inc.:
2.00%, 4/15/2018 (a)	29,000	28,399
3.50%, 4/15/2023	50,000	47,551
Hewlett-Packard Co.:
3.00%, 9/15/2016	350,000	365,548
4.05%, 9/15/2022	250,000	253,841
4.30%, 6/1/2021 (a)	100,000	102,947
Seagate HDD Cayman 3.75%, 11/15/2018 (b)	100,000	103,000

		1,722,390

TEXTILES, APPAREL & LUXURY GOODS — 0.0% (d)
Cintas Corp. No. 2 6.15%, 8/15/2036	100,000	119,687
NIKE, Inc. 2.25%, 5/1/2023	50,000	46,186

		165,873

THRIFTS & MORTGAGE FINANCE — 0.1%
Murray Street Investment Trust I 4.65%, 3/9/2017	500,000	540,120
Santander Holdings USA, Inc.:
3.00%, 9/24/2015	30,000	30,687
3.45%, 8/27/2018	100,000	102,986

		673,793

TOBACCO — 0.3%
Altria Group, Inc.:
2.95%, 5/2/2023	100,000	92,895
4.13%, 9/11/2015	250,000	261,980
4.75%, 5/5/2021	60,000	65,401
9.70%, 11/10/2018	68,000	89,417
9.95%, 11/10/2038	33,000	52,825
Lorillard Tobacco Co.:
2.30%, 8/21/2017	100,000	102,032
3.50%, 8/4/2016 (a)	45,000	47,402
Philip Morris International, Inc.:
1.63%, 3/20/2017 (a)	500,000	505,298
2.90%, 11/15/2021	500,000	493,405

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

5.65%, 5/16/2018	$150,000	$171,936
Reynolds American, Inc. 4.75%, 11/1/2042 (a)	100,000	93,538

		1,976,129

TRADING COMPANIES & DISTRIBUTORS — 0.0% (d)
GATX Corp.:
2.38%, 7/30/2018	46,000	45,275
2.50%, 3/15/2019	67,000	66,342

		111,617

WIRELESS TELECOMMUNICATION SERVICES — 0.6%
America Movil SAB de CV:
2.38%, 9/8/2016	500,000	514,160
5.00%, 3/30/2020	100,000	109,107
6.13%, 3/30/2040	175,000	196,430
AT&T Corp. 8.00%, 11/15/2031	123,000	169,339
AT&T, Inc.:
4.45%, 5/15/2021	450,000	486,294
5.35%, 9/1/2040	320,000	327,966
6.55%, 2/15/2039	100,000	117,531
Deutsche Telekom International Finance BV 6.75%, 8/20/2018	310,000	368,472
Embarq Corp. 8.00%, 6/1/2036	100,000	104,750
France Telecom SA 4.13%, 9/14/2021 (a)	350,000	360,175
Koninklijke KPN NV 8.38%, 10/1/2030	75,000	100,601
Orange SA 2.13%, 9/16/2015	100,000	101,578
Rogers Communications, Inc.:
4.50%, 3/15/2043	100,000	92,885
6.80%, 8/15/2018	150,000	177,830
US Cellular Corp. 6.70%, 12/15/2033	200,000	199,849
Vodafone Group PLC:
2.95%, 2/19/2023	200,000	187,491
5.63%, 2/27/2017	490,000	549,777

		4,164,235

TOTAL CORPORATE BONDS & NOTES —
(Cost $178,561,154)		182,700,417

FOREIGN GOVERNMENT OBLIGATIONS — 2.1%
Brazilian Government International Bond:
4.88%, 1/22/2021	850,000	903,125
11.00%, 8/17/2040	150,000	170,250
Canada Government International Bond 0.88%, 2/14/2017	250,000	250,017
Chile Government International Bond 3.25%, 9/14/2021	100,000	100,500
China Development Bank Corp. 5.00%, 10/15/2015	100,000	105,411
Colombia Government International Bond:
2.63%, 3/15/2023	350,000	315,000
7.38%, 3/18/2019	200,000	241,000
7.38%, 9/18/2037	250,000	320,000
Export Development Canada:
0.88%, 1/30/2017	100,000	99,851
2.25%, 5/28/2015	200,000	204,619
Federal Republic of Brazil 8.25%, 1/20/2034	360,000	477,000
Israel Government International Bond:
4.00%, 6/30/2022	100,000	104,500
5.13%, 3/26/2019	100,000	113,000
Italy Government International Bond 5.25%, 9/20/2016	500,000	541,671
Japan Bank for International Cooperation:
1.13%, 7/19/2017	200,000	199,371
3.38%, 7/31/2023	200,000	202,579
Japan Finance Corp. 2.25%, 7/13/2016	250,000	258,323
Japan Finance Organization for Municipalities 4.00%, 1/13/2021	100,000	108,216
Mexico Government International Bond:
3.63%, 3/15/2022	934,000	935,868
4.75%, 3/8/2044	200,000	191,000
5.75%, 10/12/2049	300,000	295,500
6.75%, 9/27/2034	50,000	61,250
Oesterreichische Kontrollbank AG 1.13%, 5/29/2018	200,000	196,571
Panama Government International Bond:
5.20%, 1/30/2020 (c)	50,000	55,350
6.70%, 1/26/2036	200,000	234,500
Philippine Government International Bond:
4.00%, 1/15/2021	350,000	367,937
5.00%, 1/13/2037	200,000	218,250
7.75%, 1/14/2031	300,000	409,500
8.38%, 6/17/2019	100,000	127,000
Poland Government International Bond:
5.00%, 3/23/2022	100,000	108,981
5.13%, 4/21/2021	450,000	498,937
Province of British Columbia Canada 2.10%, 5/18/2016	350,000	361,572
Province of New Brunswick Canada 2.75%, 6/15/2018	200,000	208,248
Province of Nova Scotia Canada 5.13%, 1/26/2017	100,000	111,201
Province of Ontario Canada:
2.30%, 5/10/2016	300,000	310,524
2.70%, 6/16/2015	300,000	308,402
3.00%, 7/16/2018	1,000,000	1,051,303
Province of Quebec Canada 7.50%, 9/15/2029	455,000	631,489
Republic of Italy 6.88%, 9/27/2023	200,000	241,259
Republic of Peru:
7.13%, 3/30/2019 (c)	100,000	121,500
8.75%, 11/21/2033	250,000	367,500
Republic of South Africa 5.50%, 3/9/2020	200,000	216,800

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

South Africa Government International Bond 4.67%, 1/17/2024	$250,000	$248,125
Turkey Government International Bond:
6.00%, 1/14/2041	300,000	295,500
6.63%, 2/17/2045	100,000	105,800
6.75%, 4/3/2018	500,000	553,950
6.88%, 3/17/2036	300,000	327,030
7.38%, 2/5/2025	425,000	488,920
Uruguay Government International Bond 7.63%, 3/21/2036	200,000	256,000

TOTAL FOREIGN GOVERNMENT OBLIGATIONS —
(Cost $14,878,267)		14,620,200

U.S. GOVERNMENT AGENCY MBS TBA — 13.4%
Fannie Mae
2.50%, 15yr TBA (f)	3,000,000	2,997,656
3.00%, 15yr TBA (f)	5,800,000	5,957,687
3.00%, 30yr TBA (f)	1,500,000	1,447,969
3.50%, 15yr TBA (f)	4,350,000	4,560,023
3.50%, 30yr TBA (f)	8,900,000	8,952,844
4.00%, 15yr TBA (f)	1,000,000	1,057,813
4.00%, 30yr TBA (f)	6,550,000	6,807,906
4.50%, 30yr TBA (f)	6,000,000	6,401,250
5.00%, 30yr TBA (f)	4,200,000	4,579,969
5.50%, 30yr TBA (f)	4,000,000	4,416,875
Freddie Mac
2.50%, 15yr TBA (f)	4,000,000	3,996,875
3.00%, 15yr TBA (f)	2,970,000	3,047,498
3.00%, 30yr TBA (f)	1,000,000	963,594
3.50%, 30yr TBA (f)	5,750,000	5,777,852
4.00%, 30yr TBA (f)	7,500,000	7,782,422
4.50%, 30yr TBA (f)	4,000,000	4,264,375
Ginnie Mae
3.50%, 30yr TBA (f)	6,800,000	6,936,531
4.00%, 30yr TBA (f)	500,000	525,391
4.00%, 30yr TBA (f)	8,150,000	8,561,320
4.50%, 30yr TBA (f)	3,500,000	3,771,797
5.00%, TBA (f)	1,000,000	1,095,156
6.00%, 30yr TBA (f)	200,000	225,125

TOTAL U.S. GOVERNMENT AGENCY MBS TBA —
(Cost $94,315,342)		94,127,928

U.S. GOVERNMENT AGENCY OBLIGATIONS — 17.4%
Federal Farm Credit Bank 4.88%, 12/16/2015	750,000	807,883
Federal Home Loan Bank
0.38%, 8/28/2015 (a)	500,000	500,938
0.58%, 7/29/2016	250,000	248,756
1.75%, 12/14/2018	500,000	497,881
1.88%, 3/13/2020 (a)	250,000	246,474
4.75%, 12/16/2016	500,000	552,928
4.88%, 5/17/2017	1,200,000	1,342,314
5.00%, 11/17/2017 (a)	300,000	340,177
5.38%, 5/18/2016 (a)	1,250,000	1,379,117
5.50%, 7/15/2036	250,000	306,927
Federal Home Loan Mortgage Corp.
0.50%, 5/13/2016	1,000,000	999,739
0.88%, 2/22/2017 (a)	300,000	299,736
1.00%, 3/8/2017	1,000,000	1,002,497
1.00%, 7/28/2017 (a)	750,000	747,583
1.25%, 10/2/2019 (a)	200,000	191,863
2.38%, 1/13/2022 (a)	2,350,000	2,301,721
2.50%, 9/1/2028	487,277	487,370
3.00%, 2/1/2029	822,272	845,622
3.00%, 4/1/2043	946,657	912,995
3.00%, 4/1/2043	2,394,000	2,308,872
3.00%, 7/1/2043	976,094	941,385
3.00%, 8/1/2043	499,999	482,220
3.50%, 5/1/2026	1,299,011	1,359,634
3.50%, 1/1/2029	388,608	406,853
3.50%, 8/1/2043	1,965,550	1,976,662
4.00%, 11/1/2014	27,401	28,915
4.00%, 4/1/2019	48,241	51,172
4.00%, 4/1/2024	276,255	293,041
4.00%, 5/1/2025	177,574	188,380
4.00%, 6/1/2025	348,830	370,057
4.00%, 8/1/2025	94,234	99,968
4.00%, 9/1/2025	36,467	38,686
4.00%, 6/1/2026	973,660	1,032,910
4.38%, 7/17/2015	500,000	526,875
4.50%, 6/1/2014	30,464	32,263
4.50%, 5/1/2019	470,689	498,493
4.50%, 9/1/2024	12,046	12,884
4.50%, 10/1/2024	385,059	411,850
4.50%, 4/1/2038	1,283,998	1,368,655
4.50%, 2/1/2039	9,151	9,759
4.50%, 2/1/2039 (f)	1,673,319	1,781,383
4.50%, 6/1/2040	18,269	19,496
4.50%, 4/1/2041	20,011	21,368
4.50%, 8/1/2041	81,159	86,663
4.50%, 10/1/2043	54,811	58,473
5.00%, 2/16/2017	800,000	893,129
5.00%, 4/18/2017 (a)	723,000	810,432
5.00%, 3/1/2018	330,561	355,805
5.00%, 11/1/2035	60,450	65,848
5.00%, 12/1/2036	8,990	9,765
5.00%, 12/1/2036	8,650	9,395
5.00%, 2/1/2038	468,778	509,126
5.00%, 2/1/2038	620,569	673,982
5.00%, 2/1/2038	1,475	1,602
5.00%, 3/1/2038	409,614	444,870
5.00%, 3/1/2038	409,301	444,513
5.00%, 6/1/2038	196,803	213,742
5.00%, 11/1/2038	1,156,658	1,256,165
5.00%, 11/1/2038	570,267	619,350
5.00%, 1/1/2039	233,735	253,853
5.00%, 2/1/2039	532,159	577,333
5.00%, 10/1/2039	144,859	157,328
5.50%, 6/1/2020	479,746	526,742
5.50%, 4/1/2021	41,369	45,323
5.50%, 2/1/2022	18,718	20,565
5.50%, 4/1/2022	141,353	154,864
5.50%, 11/1/2026	164,174	180,344
5.50%, 6/1/2027	46,474	51,020
5.50%, 4/1/2028	67,831	74,672
5.50%, 7/1/2028	114,816	126,290
5.50%, 7/1/2033	3,905	4,329
5.50%, 1/1/2037	498,198	546,922
5.50%, 1/1/2037	147,320	161,728

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

5.50%, 9/1/2037	$6,160	$6,763
5.50%, 11/1/2037	32,274	35,434
5.50%, 1/1/2038	325,563	357,441
5.50%, 4/1/2038	958,577	1,052,558
5.50%, 7/1/2038	2,977	3,269
5.50%, 7/1/2038	1,401,429	1,538,827
5.50%, 10/1/2038	22,130	24,299
5.50%, 11/1/2038	8,800	9,662
6.00%, 8/1/2031	25,902	29,168
6.00%, 3/1/2036	25,755	28,579
6.00%, 8/1/2036	258,423	286,759
6.00%, 1/1/2037	23,726	26,328
6.00%, 12/1/2037	25,066	27,816
6.00%, 10/1/2038	23,363	25,925
6.00%, 3/1/2040	23,399	25,964
6.00%, 5/1/2040	2,689,554	2,984,608
6.50%, 11/1/2037	421,736	473,429
6.50%, 2/1/2038	66,394	74,520
6.50%, 9/1/2038	815,741	915,727
6.50%, 9/1/2039	285,524	320,498
6.75%, 3/15/2031	450,000	623,231
Federal National Mortgage Association
0.50%, 5/27/2015 (a)	1,000,000	1,003,633
0.50%, 7/2/2015 (a)	500,000	501,851
0.50%, 9/28/2015	500,000	501,753
0.50%, 3/30/2016	1,000,000	1,000,772
0.52%, 5/20/2016	200,000	199,592
0.52%, 5/27/2016	100,000	99,595
0.88%, 8/28/2017 (a)	1,000,000	989,948
0.88%, 12/20/2017 (a)	250,000	246,057
0.88%, 5/21/2018	1,000,000	974,421
1.13%, 4/27/2017 (a)	1,000,000	1,004,624
1.63%, 11/27/2018 (a)	600,000	598,220
1.75%, 1/30/2019	100,000	99,320
1.88%, 2/19/2019 (a)	250,000	250,754
2.00%, 9/21/2015	250,000	256,397
2.25%, 3/15/2016	300,000	310,027
2.38%, 7/28/2015	300,000	308,541
2.38%, 4/11/2016 (a)	250,000	259,534
2.50%, 8/1/2028	952,517	952,699
3.00%, 1/1/2043	1,876,986	1,813,442
3.00%, 3/1/2043	2,144,342	2,071,747
3.00%, 5/1/2043	2,889,173	2,791,361
3.00%, 6/1/2043	1,449,963	1,400,875
3.00%, 6/1/2043	1,927,902	1,862,634
3.00%, 7/1/2043	1,312,978	1,268,527
3.50%, 10/1/2042	1,091,841	1,099,192
3.50%, 7/1/2043	1,922,658	1,935,621
4.00%, 8/1/2018	3,895	4,119
4.00%, 8/1/2018	989,821	1,046,819
4.00%, 1/1/2020	6,284	6,652
4.00%, 4/1/2024	363,940	385,837
4.00%, 1/1/2025	363,892	385,786
4.00%, 3/1/2026	239,019	253,750
4.00%, 12/1/2040	1,801,309	1,873,421
4.00%, 3/1/2041	2,314,490	2,407,173
4.00%, 2/1/2042	1,383,484	1,438,903
4.38%, 10/15/2015	250,000	265,523
4.50%, 4/1/2023	4,276	4,567
4.50%, 4/1/2023	839,839	896,952
4.50%, 8/1/2023	1,630	1,741
4.50%, 4/1/2039	1,719,819	1,835,361
4.50%, 10/1/2040	863,012	921,627
4.50%, 2/1/2041	1,780,774	1,902,904
5.00%, 11/1/2014	16,585	17,624
5.00%, 5/1/2015	280,704	298,285
5.00%, 10/1/2015	37,886	40,261
5.00%, 12/1/2015	337,902	359,065
5.00%, 2/1/2016	46,739	49,666
5.00%, 5/11/2017	510,000	572,145
5.00%, 6/1/2018	109,458	116,504
5.00%, 7/1/2035	1,577,298	1,726,128
5.38%, 6/12/2017	1,000,000	1,135,239
5.50%, 7/1/2035	746,296	827,073
5.50%, 6/1/2038	108,982	120,178
5.50%, 6/1/2038	131,163	144,638
6.00%, 6/1/2017	149	149
6.00%, 2/1/2037	780,682	868,854
6.00%, 10/1/2039	1,116,537	1,242,444
6.00%, 4/1/2040	1,427,721	1,588,956
6.63%, 11/15/2030	150,000	205,531
7.13%, 1/15/2030	525,000	747,004
Government National Mortgage Association
3.00%, 12/15/2042	446,832	440,834
3.00%, 12/15/2042	1,417,379	1,398,354
3.00%, 2/20/2043	2,385,707	2,351,436
3.00%, 4/20/2043	2,842,290	2,801,461
3.00%, 6/20/2043	1,931,746	1,903,996
3.50%, 2/15/2042	1,868,859	1,910,246
3.50%, 4/15/2043	1,268,328	1,296,519
3.50%, 10/20/2043	982,933	1,004,848
3.50%, 12/20/2043	496,811	507,888
4.00%, 6/15/2040	167,327	176,167
4.50%, 3/15/2038	1,279,711	1,386,847
4.50%, 6/15/2039	179,696	194,070
4.50%, 7/15/2039	571,177	616,864
4.50%, 6/15/2040	1,700,093	1,837,958
4.50%, 6/15/2040	43,600	47,136
4.50%, 12/15/2041	165,956	179,097
4.50%, 1/15/2042	500,000	539,994
5.00%, 4/15/2039	4,189,266	4,608,166
5.00%, 4/15/2039	5,880	6,468
5.00%, 5/15/2039	300,000	329,998
5.50%, 6/15/2038	855,798	948,741
5.50%, 7/15/2038	1,095,771	1,214,775
5.50%, 2/15/2039	179,338	198,815
6.00%, 1/15/2038	99,399	111,911
6.00%, 4/15/2038	547,394	615,734
6.00%, 6/15/2041	483,141	543,957
Tennessee Valley Authority
3.88%, 2/15/2021	65,000	70,246
4.63%, 9/15/2060	14,000	13,665
5.25%, 9/15/2039	450,000	507,981
7.13%, 5/1/2030	66,000	90,182

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS —
(Cost $122,248,707)		121,825,650

U.S. TREASURY OBLIGATIONS — 35.2%
Treasury Bonds
2.75%, 8/15/2042	1,925,000	1,643,604
2.75%, 11/15/2042	1,860,000	1,584,590

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

2.88%, 5/15/2043	$1,500,000	$1,309,095
3.00%, 5/15/2042	250,000	225,388
3.13%, 11/15/2041 (a)	3,150,000	2,919,640
3.13%, 2/15/2042	2,250,000	2,082,488
3.13%, 2/15/2043	1,400,000	1,288,434
3.75%, 11/15/2043 (a)	1,000,000	1,035,370
3.88%, 8/15/2040	2,500,000	2,664,525
4.38%, 5/15/2040 (a)	3,050,000	3,522,384
4.38%, 5/15/2041	1,600,000	1,849,552
4.50%, 2/15/2036	150,000	176,051
4.50%, 8/15/2039	1,300,000	1,528,891
4.75%, 2/15/2037 (a)	750,000	911,392
4.75%, 2/15/2041	500,000	611,760
5.25%, 11/15/2028 (a)	500,000	625,510
5.25%, 2/15/2029 (a)	250,000	312,792
5.38%, 2/15/2031	200,000	255,890
6.13%, 11/15/2027	2,500,000	3,367,150
6.25%, 8/15/2023 (a)	1,000,000	1,305,000
6.50%, 11/15/2026	800,000	1,102,088
6.88%, 8/15/2025 (a)	750,000	1,047,563
7.13%, 2/15/2023 (a)	1,000,000	1,365,370
7.25%, 5/15/2016	1,000,000	1,142,310
7.25%, 8/15/2022	500,000	682,095
7.50%, 11/15/2016 (a)	1,015,000	1,193,569
8.13%, 8/15/2019	1,500,000	1,987,275
8.75%, 8/15/2020	1,130,000	1,581,175
8.88%, 8/15/2017	713,000	897,189
Treasury Notes
0.25%, 5/15/2015 (a)	2,000,000	2,002,180
0.25%, 5/31/2015	2,500,000	2,502,625
0.25%, 7/15/2015	500,000	500,430
0.25%, 8/15/2015	1,500,000	1,501,230
0.25%, 9/30/2015 (a)	1,900,000	1,900,665
0.25%, 10/15/2015	700,000	699,972
0.25%, 10/31/2015 (a)	2,000,000	1,999,580
0.25%, 2/29/2016 (a)	1,000,000	997,340
0.38%, 6/30/2015	1,500,000	1,503,930
0.38%, 1/15/2016 (a)	1,000,000	1,000,510
0.38%, 2/15/2016 (a)	1,000,000	999,980
0.38%, 3/15/2016	5,400,000	5,396,382
0.50%, 7/31/2017	500,000	490,430
0.63%, 10/15/2016	2,500,000	2,495,800
0.63%, 12/15/2016 (a)	200,000	199,232
0.63%, 4/30/2018	1,500,000	1,452,990
0.75%, 10/31/2017 (a)	2,500,000	2,459,650
0.75%, 12/31/2017	5,000,000	4,902,700
0.75%, 2/28/2018	500,000	488,530
0.75%, 3/31/2018	1,250,000	1,219,113
0.88%, 11/30/2016 (a)	1,500,000	1,505,175
0.88%, 12/31/2016	5,000,000	5,011,900
0.88%, 2/28/2017	2,250,000	2,250,337
0.88%, 4/30/2017	2,500,000	2,494,525
0.88%, 1/31/2018	1,000,000	983,710
0.88%, 7/31/2019	1,500,000	1,424,520
1.00%, 3/31/2017	2,750,000	2,757,095
1.25%, 8/31/2015 (a)	3,000,000	3,044,700
1.25%, 9/30/2015	4,500,000	4,568,490
1.25%, 10/31/2015	4,000,000	4,062,120
1.25%, 10/31/2018	1,500,000	1,476,000
1.25%, 1/31/2019	2,000,000	1,959,540
1.38%, 11/30/2015 (a)	3,000,000	3,053,550
1.38%, 6/30/2018	750,000	746,490
1.38%, 9/30/2018	1,500,000	1,486,620
1.38%, 11/30/2018 (a)	250,000	247,208
1.38%, 12/31/2018	300,000	296,169
1.38%, 2/28/2019	3,300,000	3,246,936
1.50%, 6/30/2016	10,000,000	10,210,600
1.50%, 8/31/2018	6,000,000	5,989,140
1.50%, 12/31/2018 (a)	6,700,000	6,649,482
1.50%, 3/31/2019	2,250,000	2,224,192
1.63%, 8/15/2022 (a)	2,000,000	1,859,620
1.63%, 11/15/2022	3,500,000	3,238,760
1.75%, 5/31/2016	2,000,000	2,053,220
1.75%, 5/15/2022 (a)	500,000	471,790
1.75%, 5/15/2023	4,050,000	3,751,353
1.88%, 6/30/2015	1,750,000	1,787,048
1.88%, 8/31/2017	2,000,000	2,050,760
1.88%, 9/30/2017 (a)	2,000,000	2,048,880
2.00%, 11/30/2020	1,000,000	984,880
2.00%, 11/15/2021 (a)	900,000	873,180
2.00%, 2/15/2023	1,500,000	1,426,305
2.13%, 5/31/2015	2,000,000	2,045,540
2.13%, 12/31/2015	1,800,000	1,856,106
2.13%, 8/15/2021	3,250,000	3,193,190
2.25%, 11/30/2017	2,500,000	2,590,450
2.38%, 7/31/2017	5,000,000	5,212,000
2.50%, 4/30/2015	3,000,000	3,075,600
2.50%, 8/15/2023 (a)	1,500,000	1,478,205
2.63%, 2/29/2016 (a)	3,500,000	3,649,205
2.63%, 4/30/2018	1,000,000	1,049,000
2.63%, 8/15/2020 (a)	3,500,000	3,599,540
2.63%, 11/15/2020	1,500,000	1,538,760
2.75%, 11/30/2016	4,380,000	4,611,264
2.75%, 2/28/2018	2,000,000	2,108,800
2.75%, 2/15/2019	2,000,000	2,100,180
2.75%, 11/15/2023 (a)	1,000,000	1,004,380
2.75%, 2/15/2024 (a)	3,100,000	3,106,541
3.00%, 8/31/2016	2,750,000	2,906,915
3.00%, 2/28/2017	2,000,000	2,122,900
3.13%, 10/31/2016	2,750,000	2,920,802
3.13%, 1/31/2017 (a)	750,000	798,465
3.13%, 5/15/2019 (g)	4,500,000	4,800,735
3.13%, 5/15/2021	1,500,000	1,580,145
3.38%, 11/15/2019	2,500,000	2,696,575
3.50%, 2/15/2018	2,250,000	2,435,715
3.50%, 5/15/2020	2,000,000	2,166,860
3.63%, 8/15/2019	500,000	545,990
3.63%, 2/15/2020 (a)	1,500,000	1,637,040
3.63%, 2/15/2021	3,500,000	3,807,650
3.75%, 11/15/2018	1,500,000	1,644,735
4.13%, 5/15/2015	3,000,000	3,132,900
4.25%, 8/15/2015	2,500,000	2,638,575
4.50%, 11/15/2015 (a)	1,000,000	1,068,130
4.63%, 11/15/2016	2,500,000	2,754,050
4.75%, 8/15/2017 (a)	2,425,000	2,719,638
5.13%, 5/15/2016	810,000	889,283
5.95%, 3/19/2019	200,000	232,300

TOTAL U.S. TREASURY OBLIGATIONS —
(Cost $247,240,417)		246,883,868

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

FEDERAL NATIONAL MORTGAGE ASSOCIATION — 1.6%
Fannie Mae:
2.50%, 7/1/2028	$1,488,669	$1,488,953
2.50%, 8/1/2028	1,240,792	1,241,028
3.00%, 5/1/2043	963,641	931,017
3.00%, 5/1/2043	1,931,088	1,865,712
3.50%, 5/1/2043 (f)	478,322	481,547
3.50%, 1/1/2044	1,987,790	2,001,192
4.00%, 10/1/2043	1,967,812	2,046,826
5.00%, 9/1/2040	999,955	1,092,656

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION —
(Cost $11,111,437)		11,148,931

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 0.7%
Ginnie Mae:
3.00%, 12/20/2042	1,944,982	1,918,878
3.50%, 1/20/2044	995,994	1,018,200
4.50%, 6/15/2041	957,196	1,032,986
4.50%, 10/20/2043	500,505	540,638
5.00%, 12/15/2038	630,700	691,045

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION —
(Cost $5,158,556)		5,201,747

COMMERCIAL MORTGAGE BACKED SECURITIES — 0.6%
Bank of America Commercial Mortgage, Inc. 5.60%, 6/10/2049 (e)	780,000	862,428
GE Capital Commercial Mortgage Corp. 5.54%, 12/10/2049	400,000	436,514
GS Mortgage Securities Corp. II 5.55%, 4/10/2038 (e)	250,000	266,690
JPMorgan Chase Commercial Mortgage Securities Corp.:
3.14%, 5/15/2045	250,000	253,876
5.44%, 6/12/2047	510,000	560,210
5.81%, 6/12/2043 (e)	434,035	470,790
Merrill Lynch/Countrywide Commercial Mortgage Trust 5.38%, 8/12/2048	395,780	429,045
Morgan Stanley Capital I:
5.51%, 11/12/2049 (e)	475,000	523,475
5.61%, 4/15/2049	36,285	36,564
Wachovia Bank Commercial Mortgage Trust 5.24%, 10/15/2044 (e)	253,267	266,855
WF-RBS Commercial Mortgage Trust 2.87%, 11/15/2045	200,000	191,472

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES —
(Cost $3,429,339)		4,297,919

COLLATERALIZED MORTGAGE OBLIGATIONS — 1.0%
THRIFTS & MORTGAGE FINANCE — 1.0%
Bear Stearns Commercial Mortgage Securities Trust 2007-TOP26 5.47%, 1/12/2045 (e)	510,000	564,273
Citigroup Commercial Mortgage Trust 2013-GC15 1.38%, 9/10/2046	366,302	367,799
Commercial Mortgage Pass Through Certificates 4.06%, 12/10/2044	1,500,000	1,548,830
Greenwich Capital Commercial Funding Corp. 5.82%, 7/10/2038 (e)	821,331	892,246
JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP9 5.34%, 5/15/2047	750,000	819,105
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C10 3.14%, 12/15/2047	500,000	485,123
LB-UBS Commercial Mortgage Trust 5.66%, 3/15/2039 (e)	470,603	503,800
Merrill Lynch Mortgage Trust 5.84%, 6/12/2050 (e)	479,138	510,035
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6 1.87%, 11/15/2045	800,000	801,757
Wachovia Bank Commercial Mortgage Trust Series 2006-C29 5.34%, 11/15/2048	750,000	817,142

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS —
(Cost $7,445,371)		7,310,110

ASSET BACKED — 0.5%
AUTOMOBILES — 0.3%
Carmax Auto Owner Trust 2013-2 0.64%, 1/16/2018	200,000	199,861
Honda Auto Receivables Owner Trust 0.91%, 5/15/2018	172,000	173,012
Hyundai Auto Receivables Trust 0.81%, 3/15/2018	250,000	250,883
Santander Drive Auto Receivables Trust 2012-3 3.64%, 5/15/2018	675,000	706,347
Volkswagen Auto Loan Enhanced Trust 2013-1 0.56%, 8/21/2017	1,070,000	1,069,109

		2,399,212

CREDIT CARD RECEIVABLES — 0.2%
Citibank Credit Card Issuance Trust:
5.35%, 2/7/2020	295,000	334,532
6.15%, 6/15/2039	250,000	292,236
World Financial Network Credit Card Master Trust 0.91%, 3/16/2020	500,000	497,445

		1,124,213

MULTI-UTILITIES — 0.0% (d)
CenterPoint Energy Transition Bond Co. LLC 5.17%, 8/1/2019	247,230	264,425

TOTAL ASSET BACKED —
(Cost $3,822,835)		3,787,850

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

MUNICIPAL BONDS & NOTES — 0.9%
CALIFORNIA — 0.2%
California, State General Obligation:
5.95%, 4/1/2016	$35,000	$38,471
7.30%, 10/1/2039	500,000	669,135
7.55%, 4/1/2039	225,000	312,633
7.60%, 11/1/2040	150,000	211,093
Los Angeles, CA, Unified School District, General Obligation 6.76%, 7/1/2034	150,000	194,031
San Francisco, CA, City & County Public Utilities Commission, Water Revenue 6.00%, 11/1/2040	50,000	59,820
University of California 4.86%, 5/15/2112	150,000	141,696

		1,626,879

CONNECTICUT — 0.0% (d)
Connecticut, State General Obligation 5.09%, 10/1/2030	100,000	106,145

GEORGIA — 0.1%
Georgia, Municipal Electric Authority Revenue 7.06%, 4/1/2057	250,000	269,712
Georgia, State General Obligation 4.50%, 11/1/2025	200,000	220,052

		489,764

ILLINOIS — 0.1%
Illinois, State General Obligation:
5.10%, 6/1/2033	200,000	197,386
7.35%, 7/1/2035	250,000	291,838

		489,224

MASSACHUSETTS — 0.0% (d)
Massachusetts, State General Obligation 4.91%, 5/1/2029	100,000	108,926

NEW JERSEY — 0.1%
New Jersey, State Transportation Trust Revenue 6.10%, 12/15/2028	100,000	110,912
New Jersey, State Turnpike Authority Revenue 7.10%, 1/1/2041	250,000	339,695
Rutgers University, Revenue 5.67%, 5/1/2040	80,000	94,335

		544,942

NEW YORK — 0.2%
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue 5.72%, 6/15/2042	215,000	255,801
New York, NY, City Transitional Finance Authority Revenue 5.51%, 8/1/2037	100,000	116,729
New York, NY, General Obligation 5.52%, 10/1/2037	85,000	95,557
New York, NY, Metropolitan Transportation Authority Revenue 6.67%, 11/15/2039	250,000	316,845
Port Authority of New York & New Jersey 5.86%, 12/1/2024	250,000	299,300

		1,084,232

OHIO — 0.1%
Ohio State University 4.91%, 6/1/2040	100,000	108,088
Ohio, American Municipal Power, Inc., Revenue:
6.45%, 2/15/2044	200,000	233,796
8.08%, 2/15/2050	300,000	430,035

		771,919

PENNSYLVANIA — 0.0% (d)
Pennsylvania, Public School Building Authority Revenue 5.00%, 9/15/2027	99,000	107,216
Pennsylvania, Turnpike Commission Revenue 5.51%, 12/1/2045	75,000	83,383

		190,599

TEXAS — 0.0% (d)
Texas, State Transportation Commission, Revenue, Series B 5.18%, 4/1/2030	110,000	125,674

WASHINGTON — 0.1%
Chase Issuance Trust 0.79%, 6/15/2017	350,000	351,404
Washington, State General Obligation 5.14%, 8/1/2040	150,000	166,473

		517,877

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $5,833,910)		6,056,181

	Shares
SHORT TERM INVESTMENTS — 20.4%
MONEY MARKET FUNDS — 20.4%
State Street Institutional Liquid Reserves Fund 0.08% (h)(i)	98,822,218	98,822,218
State Street Navigator Securities Lending Prime Portfolio (i)(j)	44,514,208	44,514,208

TOTAL SHORT TERM INVESTMENTS — (k)
(Cost $143,336,426)		143,336,426

TOTAL INVESTMENTS — 119.8% (l)
(Cost $837,381,761)		841,297,227
OTHER ASSETS & LIABILITIES — (19.8)%		(138,858,977)

NET ASSETS — 100.0%		$702,438,250

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

(a)	A portion of the security was on loan at March 31, 2014.
(b)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.2% of net assets as of March 31, 2014, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs (See accompanying Notes to Schedules of Investments).
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Variable rate security. Rate shown is rate in effect at March 31, 2014. Maturity date disclosed is the ultimate maturity.
(f)	When-issued security
(g)	Security, or a portion of the security has been designated as collateral for TBA securities
(h)	The rate shown is the annualized seven-day yield at period end.
(i)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments).
(j)	Investments of cash collateral for securities loaned
(k)	Value is determined based on Level 1 inputs (See accompanying Notes to Schedules of Investments).
(l)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (See accompanying Notes to Schedules of Investments).
PLC = Public Limited Company
REIT = Real Estate Investment Trust
TBA = To Be Announced

SPDR Nuveen Barclays Municipal Bond ETF
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

MUNICIPAL BONDS & NOTES — 99.3%
ALABAMA — 0.2%
Alabama, Federal Aid Highway Finance Authority Revenue 5.00%, 3/1/2015	$1,650,000	$1,722,056
Mobile County, AL, Board of School Commissioners, Capital Outlay 3.75%, 3/1/2042	500,000	432,455

		2,154,511

ARIZONA — 2.0%
Arizona, Salt River Project, Agricultural Improvement & Power District Revenue Series A 5.00%, 12/1/2031	12,000,000	13,412,160
Arizona, State Transportation Board, Excise Tax Revenue 5.00%, 7/1/2015	500,000	529,815
Arizona, State Transportation Board, Highway Revenue Series A 5.00%, 7/1/2036	1,000,000	1,091,190
Mesa, AZ, Excise Tax Revenue 5.00%, 7/1/2027	2,000,000	2,177,640
Mesa, AZ, Highway Revenue Series A 5.00%, 7/1/2020	1,800,000	1,898,262
Phoenix, AZ, Civic Improvement Corp., Wastewater System Revenue 5.00%, 7/1/2025	700,000	799,820

		19,908,887

ARKANSAS — 0.1%
Fort Smith, AR, Sales & Use Tax Revenue 3.60%, 5/1/2026	565,000	564,938

CALIFORNIA — 13.4%
California, East Bay Municipal Utility District, Water System Revenue Series B 5.00%, 6/1/2023	215,000	260,326
California, State Department of Veterans Affairs Home, Purchase Revenue Series A 3.88%, 12/1/2028	630,000	615,825
California, State Department of Water Resources Center Valley Project, Revenue Series AR 4.00%, 12/1/2034	1,625,000	1,645,264
California, State Department of Water Resources Supply Revenue Series L 5.00%, 5/1/2018	595,000	689,087
California, State Department of Water Resources, Revenue Series L 5.00%, 5/1/2020	10,000,000	11,859,700
California, State Educational Facilities, Authority Revenue:
Series U-2 5.00%, 10/1/2032	500,000	616,180
5.25%, 4/1/2040	1,500,000	1,912,575
California, State Public Works Board, Lease Revenue 5.00%, 4/1/2034	440,000	520,586
Coast, CA, Community College District, General Obligation, Election of 2012 Series A 4.00%, 8/1/2032	2,530,000	2,537,716
Contra Costa County, CA, Community College District, General Obligation 5.00%, 8/1/2038	1,670,000	1,816,492
Grossmont, CA, Community College District, Election of 2012 Series A 5.25%, 8/1/2038	3,200,000	3,485,280
Long Beach, CA, Community College District, General Obligation Series B 5.00%, 8/1/2039	2,000,000	2,134,520
Long Beach, CA, Unified School District, General Obligation 5.00%, 8/1/2029	250,000	278,980
Los Angeles, CA, Community College District, General Obligation Series F 4.00%, 8/1/2032	2,880,000	2,915,712
Los Angeles, CA, Department of Airports Revenue Series B 5.00%, 5/15/2035	4,500,000	4,777,020
Los Angeles, CA, Department of Water & Power Revenue:
Series A 5.00%, 7/1/2015	400,000	424,316
Series C 5.00%, 1/1/2016	2,000,000	2,139,440
Series B 5.00%, 7/1/2019	320,000	376,986
Series A 5.00%, 7/1/2020	7,400,000	8,802,152
Los Angeles, CA, General Obligation Series B 5.00%, 9/1/2022	4,000,000	4,761,960
Los Angeles, CA, Harbor Department Revenue Series A 5.00%, 8/1/2029	405,000	452,839
Los Angeles, CA, Unified School District, General Obligation:
Series A 2.00%, 7/1/2022	790,000	766,482
Series A-1 4.00%, 7/1/2016	1,250,000	1,349,850
Series KRY 5.00%, 7/1/2018	330,000	383,074
Los Rios, CA, Community College District Election of 2008 Series A 5.00%, 8/1/2035	5,000,000	5,404,500
Marin, CA, Water District Financing Authority Revenue Series A 5.00%, 7/1/2044	500,000	535,155
Metropolitan Water District of Southern California Series C 5.00%, 10/1/2027	4,120,000	5,054,622
Orange County, CA, Sanitation District Wastewater Revenue Series A 3.00%, 2/1/2031	400,000	353,232
Pasadena, CA, Unified School District, General Obligation 5.00%, 5/1/2034	750,000	805,057
San Antonio, CA, Community College District, General Obligation Series A Zero Coupon, 8/1/2043	1,160,000	607,457
San Bernardino, CA, Community College District Series A 5.00%, 8/1/2029	1,000,000	1,121,830
San Diego, CA, Community College District 5.00%, 8/1/2041	1,030,000	1,106,313
San Diego, CA, Community College District, General Obligation 5.00%, 8/1/2032	2,500,000	2,813,075

SPDR Nuveen Barclays Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

San Diego, CA, Unified School District Election of 2008 Series A Zero Coupon, 7/1/2028 (a)	$2,000,000	$1,111,000
San Francisco, CA, Bay Area Rapid Transit District Revenue:
Series A 5.00%, 7/1/2029	805,000	905,512
Series A 5.00%, 7/1/2030	500,000	557,455
Series A 5.00%, 7/1/2032	1,000,000	1,105,060
Series A 5.00%, 7/1/2036	500,000	543,205
San Francisco, CA, City & County Public Utilities Commission Series B 5.00%, 10/1/2026	1,110,000	1,278,975
San Francisco, CA, City & County Public Utilities Commission, Water Revenue Series C 4.00%, 11/1/2032	750,000	763,995
San Francisco, CA, Public Utilities Commission, Water Revenue:
Series B 5.00%, 9/1/2018	9,755,000	11,081,778
Subseries A 5.00%, 11/1/2024	2,400,000	2,790,216
Series A 5.00%, 11/1/2030	6,000,000	6,734,340
San Francisco, CA, Unified School District, General Obligation 4.00%, 6/15/2025	900,000	965,286
San Joaquin County, CA, Transportation Authority, Sales Tax Revenue Series A 5.50%, 3/1/2041	4,700,000	5,205,532
San Jose, CA, Financing Authority Revenue Series A 5.00%, 6/1/2028	1,435,000	1,601,202
San Marcos, CA, Unified School District Election of 2010 Series A 5.00%, 8/1/2038	150,000	157,397
Santa Clara County, CA, General Obligation Series B 3.25%, 8/1/2035	750,000	656,033
Solano County, CA, Community College District, General Obligation Series A 4.38%, 8/1/2047	1,650,000	1,631,338
Southern, CA, Public Power Authority Revenue 5.25%, 7/1/2030	500,000	567,515
University of California, Revenue:
Series AF 5.00%, 5/15/2019	3,335,000	3,938,435
Series G 5.00%, 5/15/2025	420,000	484,352
5.00%, 5/15/2033	10,000,000	11,153,500
Series AI 5.00%, 5/15/2034	740,000	820,490
Series S 5.00%, 5/15/2040	1,000,000	1,062,510
Series Q 5.25%, 5/15/2028	2,855,000	3,159,857

		131,598,586

COLORADO — 2.5%
Adams & Arapahoe, CO, Joint School District 28J Aurora 5.00%, 12/1/2023	5,000,000	5,861,600
Colorado, Regional Transportation District, Sales Tax Revenue Series A 5.00%, 11/1/2027	12,095,000	13,697,104
Colorado, State Board of Governors University Enterprise System Revenue Series A 5.00%, 3/1/2031	2,000,000	2,297,340
Colorado, State Building Excellent Schools Today, Certificates of Participation Series H 3.25%, 3/15/2035	500,000	433,090
Denver, CO, City & County, School District No. 1 General Obligation Series C 5.00%, 12/1/2023	1,175,000	1,397,921
Metropolitan Wastewater Reclamation District, CO, Sewer Revenue Series A 3.00%, 4/1/2029	650,000	632,339

		24,319,394

CONNECTICUT — 4.0%
Connecticut, State General Obligation:
Series A 5.00%, 1/1/2016	500,000	540,030
Series B 5.00%, 12/1/2016	1,575,000	1,756,771
5.00%, 12/1/2020	7,500,000	8,646,375
5.00%, 12/1/2021	7,500,000	8,702,775
Series C 5.00%, 7/15/2022	9,540,000	11,267,122
Series D 5.00%, 11/1/2025	285,000	326,490
Hartford County, CT, Metropolitan District Clean Water Project Revenue Series A 5.00%, 4/1/2033	1,750,000	1,871,975
University of Connecticut, Revenue Series A 5.00%, 2/15/2025	5,200,000	5,920,408

		39,031,946

DELAWARE — 1.0%
Delaware, State General Obligation:
5.00%, 7/1/2017	2,755,000	3,132,435
Series B 5.00%, 7/1/2017	150,000	170,550
Delaware, State Transportation Authority, Transportation System Revenue 5.00%, 7/1/2022	5,280,000	6,279,398

		9,582,383

DISTRICT OF COLUMBIA — 0.8%
District of Columbia, Income Tax Secured Revenue:
Series C 4.00%, 12/1/2035	2,500,000	2,512,625
Series C 5.00%, 12/1/2020	1,050,000	1,244,072
Series A 5.00%, 12/1/2023	1,235,000	1,465,599
Series A 5.00%, 12/1/2036	590,000	641,554
Series C 5.00%, 12/1/2037	500,000	545,060
Metropolitan Washington, DC, Airport Authority System Revenue:
Zero Coupon, 10/1/2033 (a)(b)	1,785,000	640,173
Series C 5.13%, 10/1/2039	520,000	551,751

		7,600,834

FLORIDA — 3.4%
Broward County, FL, Water & Sewer Utility Revenue Series A 5.00%, 10/1/2037	450,000	487,872
Citizens Property Insurance Corp., FL Series A-1 4.50%, 6/1/2020 (b)	1,000,000	1,118,970
Florida, State Board of Education, Capital Outlay:
Series A 4.00%, 6/1/2021	750,000	842,145
Series A 5.00%, 6/1/2015	1,445,000	1,526,614
Series B 5.00%, 6/1/2015	2,600,000	2,746,536
Series A 5.00%, 6/1/2018	1,095,000	1,267,243

SPDR Nuveen Barclays Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Series D 5.00%, 6/1/2021	$500,000	$584,685
Florida, State Hurricane Catastrophe Fund Revenue Series A 5.00%, 7/1/2016	5,000,000	5,476,700
Florida, State, Department of Transportation General Obligation 5.00%, 7/1/2021	500,000	595,845
Hillsborough County, FL, School Board, Certificates of Participation Series A 5.00%, 7/1/2029	810,000	874,031
Jacksonville, FL, Transit Revenue Series A 5.00%, 10/1/2026	1,950,000	2,186,145
Miami-Dade County, FL, General Obligation:
4.75%, 7/1/2034	1,675,000	1,760,726
5.00%, 7/1/2031	1,980,000	2,126,797
Miami-Dade County, FL, Transit System Sales Surtax Revenue:
4.00%, 7/1/2042	500,000	452,105
5.00%, 7/1/2037	5,000,000	5,297,450
Orlando, FL, Utilities Commission, Utility System Revenue:
Series A 5.00%, 10/1/2023	2,500,000	2,974,125
5.00%, 10/1/2029	1,400,000	1,563,380
Palm Beach County, FL, Solid Waste Authority Revenue 5.00%, 10/1/2024	800,000	921,160
Tohopekaliga, FL, Water Authority Utility System Revenue 5.75%, 10/1/2029	750,000	871,125

		33,673,654

GEORGIA — 3.3%
Douglas County, GA, General Obligation 5.00%, 8/1/2016	4,000,000	4,394,440
Fulton County, GA, Water & Sewer Revenue 5.00%, 1/1/2017	1,430,000	1,593,935
Georgia, State Environmental Loan Acquisition Corp. Revenue 5.13%, 3/15/2031	5,070,000	5,502,623
Georgia, State General Obligation:
Series F 5.00%, 12/1/2016	500,000	558,835
Series E 5.00%, 7/1/2018	700,000	814,163
Series E 5.00%, 7/1/2020	700,000	814,268
Series I 5.00%, 7/1/2022	1,100,000	1,271,798
Georgia, State Private Colleges & Universities Authority Revenue Series A 5.00%, 9/1/2041	5,965,000	6,415,417
Georgia, State Road & Tollway Authority Revenue Series B 5.00%, 10/1/2022	3,000,000	3,611,520
Gwinnett County, GA, School District, General Obligation:
5.00%, 2/1/2019	5,380,000	6,291,964
5.00%, 2/1/2023	500,000	603,290
Gwinnett County, GA, Water & Sewerage Authority Revenue 5.00%, 8/1/2023	500,000	590,915

		32,463,168

HAWAII — 0.6%
City & County of Honolulu, HI, General Obligation:
Series A 5.25%, 8/1/2031	2,620,000	2,970,085
Series A 5.25%, 8/1/2034	1,500,000	1,670,355
Hawaii, State General Obligation Series EA 5.00%, 12/1/2016	955,000	1,066,563

		5,707,003

IDAHO — 0.5%
Idaho, Housing & Financing Association, Unemployment Compensation Revenue 5.00%, 8/15/2015	5,000,000	5,298,250

ILLINOIS — 2.9%
Chicago, IL, Park District, General Obligation Series C 5.25%, 1/1/2040	500,000	519,505
Chicago, IL, Waterworks Revenue 5.00%, 11/1/2027	1,295,000	1,372,765
Cook County, IL, General Obligation Series A 5.00%, 11/15/2019	2,000,000	2,286,360
Illinois, State Finance Authority Revenue:
Series A 5.00%, 10/1/2030	1,250,000	1,381,337
Series A 5.00%, 10/1/2051	5,020,000	5,165,279
Illinois, State General Obligation:
5.00%, 1/1/2015 (b)	1,055,000	1,091,197
5.00%, 1/1/2018 (b)	595,000	668,917
Illinois, State Sales Tax Revenue:
Series A 4.75%, 6/15/2034	2,240,000	2,293,738
Series B 5.25%, 6/15/2034	5,000,000	5,343,750
Illinois, State Toll Highway Authority Revenue 5.00%, 1/1/2028	1,825,000	1,954,465
Illinois, State Unemployment Insurance Fund, Building Receipts Revenue Series A 5.00%, 6/15/2016	4,060,000	4,461,087
Illinois, University of Chicago, Finance Authority Revenue Series A 4.00%, 10/1/2032	955,000	951,285
Metropolitan Pier & Exposition Authority, IL, Revenue Series B 5.00%, 12/15/2028	400,000	437,652
Schaumburg, IL, General Obligation Series A 4.00%, 12/1/2032	850,000	864,331

		28,791,668

INDIANA — 0.4%
Carmel, IN, Redevelopment Authority, Lease Rental Revenue Series A 4.00%, 8/1/2030	2,325,000	2,364,479
Indianapolis, IN, Local Public Improvement Bond Bank Revenue Series F 5.00%, 1/1/2040 (b)	720,000	762,264
Indianapolis, IN, Public Improvement Revenue Series B 5.00%, 2/1/2019	295,000	340,524

		3,467,267

SPDR Nuveen Barclays Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

IOWA — 0.2%
Iowa, State Finance Authority Revenue:
5.00%, 8/1/2020	$700,000	$812,910
5.00%, 8/1/2030	1,000,000	1,119,480

		1,932,390

KANSAS — 0.4%
Kansas, State Department of Transportation, Highway Revenue Series B 5.00%, 9/1/2019	3,500,000	4,144,350

KENTUCKY — 0.2%
Kentucky, State Asset/Liability Commission Agency Revenue Series A 5.00%, 9/1/2021	795,000	907,492
Kentucky, State Infrastructure Authority Revenue Series A 5.00%, 2/1/2016	200,000	216,622
Kentucky, State Property & Buildings Commission Revenue Series A 5.00%, 11/1/2017	375,000	426,169

		1,550,283

LOUISIANA — 0.4%
Louisiana, State Gas & Fuels Tax Revenue Series B 5.00%, 5/1/2025	1,000,000	1,119,180
Louisiana, State General Obligation:
Series A 4.00%, 2/1/2029	1,050,000	1,089,753
Series A 5.00%, 11/15/2018	200,000	233,834
Louisiana, State Highway Improvement Revenue Series A 5.00%, 6/15/2024	1,585,000	1,883,186

		4,325,953

MARYLAND — 2.8%
Anne Arundel County, MD, General Obligation 5.00%, 4/1/2019	1,410,000	1,654,776
Baltimore, MD, General Obligation Series B 5.00%, 10/15/2019	280,000	326,987
Baltimore, MD, Project Revenue Series A 5.00%, 7/1/2041	790,000	850,538
County of Montgomery MD 5.00%, 7/1/2017	490,000	555,778
Howard County, MD, General Obligation Series B 5.00%, 8/15/2023	1,000,000	1,173,100
Maryland, State Department of Transportation, Consolidated Transportation Revenue 5.00%, 5/1/2017	1,000,000	1,128,080
Maryland, State Economic Development Corp. Lease Revenue 3.25%, 6/1/2025	480,000	483,658
Maryland, State General Obligation:
Series B 4.00%, 8/1/2022	550,000	606,116
Series C 4.00%, 8/15/2022	1,000,000	1,123,830
Series C 5.00%, 3/1/2017	3,110,000	3,493,712
Series B 5.00%, 3/15/2017	1,900,000	2,137,538
Series B 5.00%, 8/1/2017	540,000	614,514
Series A 5.00%, 8/1/2018	700,000	815,703
Series C 5.00%, 11/1/2018	825,000	965,836
Series C 5.00%, 3/1/2020	500,000	588,775
Series B 5.00%, 8/1/2024	140,000	163,201
Maryland, State Health & Higher Educational Facilities Authority Revenue Series B 4.25%, 7/1/2041	5,000,000	5,045,450
Montgomery County, MD, General Obligation:
Series A 3.00%, 11/1/2026	3,210,000	3,221,395
Series A 3.00%, 11/1/2029	715,000	699,277
Washington, MD, Suburban Sanitation District, General Obligation 5.00%, 6/1/2017	2,000,000	2,261,660

		27,909,924

MASSACHUSETTS — 4.4%
Boston, MA, General Obigation 4.00%, 4/1/2018	450,000	502,546
Massachusetts, Bay Transportation Authority, Revenue Series A 4.00%, 7/1/2037	1,270,000	1,256,652
Massachusetts, Development Finance Agency, Revenue Series S 5.00%, 7/1/2024	2,570,000	3,016,178
Massachusetts, School Building Authority, Sales Tax Revenue Series B 5.00%, 10/15/2032	500,000	551,370
Massachusetts, State College Building Authority Revenue:
Series C 3.00%, 5/1/2032	710,000	605,531
Series A 5.00%, 5/1/2033	7,055,000	7,825,406
Series B 5.00%, 5/1/2035	760,000	831,919
Massachusetts, State General Obligation:
Series B 3.00%, 6/1/2027	160,000	154,906
Series A 4.00%, 12/1/2032	2,465,000	2,513,832
Series B 5.00%, 8/1/2025	5,100,000	5,925,996
Massachusetts, State Port Authority Revenue 5.00%, 7/1/2040	405,000	422,156
Massachusetts, State School Building Authority Revenue:
Series 2009-1 5.00%, 5/1/2019	815,000	951,781
Series B 5.00%, 10/15/2035	965,000	1,056,771
Massachusetts, State School Building Authority, Sales Tax Revenue Series B 5.00%, 8/15/2018	5,000,000	5,810,500
Massachusetts, State Transportation Fund Revenue:
Series A 4.00%, 6/1/2028	400,000	423,740
Series A 4.00%, 6/1/2036	400,000	401,964
Massachusetts, State Water Pollution Abatement Trust Revenue 5.00%, 8/1/2024	480,000	552,240
Massachusetts, State Water Resources Authority Revenue:
Series B 5.00%, 8/1/2026	5,830,000	6,660,250
Series B 5.00%, 8/1/2030	2,775,000	3,128,396
University of Massachusetts, Building Authority, Project Revenue Series 1 5.00%, 11/1/2039	600,000	648,618

		43,240,752

SPDR Nuveen Barclays Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

MICHIGAN — 0.9%
Detroit, MI, General Obligation:
5.00%, 11/1/2030	$500,000	$510,085
5.25%, 11/1/2035	550,000	561,930
Michigan, Municipal Bond Authority Revenue:
5.00%, 10/1/2023	1,000,000	1,112,390
5.00%, 10/1/2029	2,905,000	3,209,444
Michigan, State Finance Authority Revenue:
Series A 5.00%, 1/1/2017	600,000	671,748
Series A 5.00%, 7/1/2018	1,000,000	1,165,350
5.00%, 10/1/2022	1,000,000	1,169,890

		8,400,837

MINNESOTA — 1.6%
Metropolitan Council Series I 4.00%, 3/1/2022	500,000	559,615
Minneapolis, St. Paul, Metropolitan Airports Commission, Airport Revenue Series A 5.00%, 1/1/2035	845,000	928,385
Minnesota, State General Obligation:
Series B 5.00%, 3/1/2018	2,675,000	3,067,744
Series B 5.00%, 8/1/2018	1,700,000	1,977,865
Series A 5.00%, 10/1/2018	620,000	723,670
Series D 5.00%, 8/1/2019	2,275,000	2,686,320
Series D 5.00%, 8/1/2020	450,000	534,267
Series D 5.00%, 8/1/2021	1,020,000	1,204,324
Series D 5.00%, 8/1/2022	855,000	1,007,276
University of Minnesota, Revenue Series A 5.00%, 12/1/2018	2,750,000	3,214,117

		15,903,583

MISSISSIPPI — 0.3%
Mississippi, State General Obligation Series A 5.00%, 10/1/2036	3,000,000	3,296,460

MISSOURI — 0.9%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Revenue Bond 5.00%, 10/1/2028	1,320,000	1,429,652
Metropolitan St. Louis, MO, Sewer District Wastewater System Revenue Series B 5.00%, 5/1/2038	5,000,000	5,477,000
Missouri, State Board of Public Buildings, Special Obligation:
Series A 1.00%, 10/1/2026	965,000	718,404
Series A 4.00%, 10/1/2023	700,000	759,521

		8,384,577

NEBRASKA — 0.3%
Omaha, NE, Public Power District Electric Revenue Series C 5.00%, 2/1/2019	1,250,000	1,461,250
University of Nebraska, Revenue 5.00%, 7/1/2038	1,000,000	1,080,520

		2,541,770

NEVADA — 0.5%
Clark County, NV, Water Reclamation District, General Obligation Series A 5.25%, 7/1/2038	500,000	542,810
Nevada, State Unemployment Compensation Fund, Special Revenue 5.00%, 6/1/2016	3,810,000	4,181,513

		4,724,323

NEW JERSEY — 1.5%
New Jersey, Environmental Infrastructure Trust Revenue:
Series A 4.00%, 9/1/2022	15,000	16,840
Series A 4.00%, 9/1/2022	50,000	56,134
Series A 4.00%, 9/1/2022	3,135,000	3,416,429
Series A 4.00%, 9/1/2027	20,000	22,454
Series A 4.00%, 9/1/2027	75,000	84,547
Series A 4.00%, 9/1/2027	30,000	33,681
Series A 4.00%, 9/1/2027	40,000	44,908
New Jersey, State General Obligation 5.00%, 6/1/2019	7,825,000	9,175,908
New Jersey, State Higher Education Assistance Authority Revenue Series 1A 5.00%, 12/1/2017	1,410,000	1,592,496

		14,443,397

NEW MEXICO — 0.3%
New Mexico, State Finance Authority Transportation Revenue 5.00%, 6/15/2017	3,000,000	3,397,260

NEW YORK — 20.8%
Battery Park City, NY, Authority Revenue Series A 5.00%, 11/1/2024	2,500,000	2,982,375
Brookhaven, NY, General Obligation Series A 3.00%, 2/1/2023	950,000	978,263
Dutchess County, NY, Local Development Corp. Revenue Series A 5.00%, 1/1/2049	2,000,000	2,099,520
Erie County, NY, Fiscal Stability Authority Sales Tax Revenue Series A 5.00%, 5/15/2020	1,000,000	1,163,130
Erie County, NY, Industrial Development Agency Revenue:
Series A 5.25%, 5/1/2023	400,000	450,720
Series A 5.25%, 5/1/2029	1,390,000	1,549,586
New York & New Jersey, Port Authority Revenue:
Series 179 4.00%, 6/1/2030	5,550,000	5,729,598
4.25%, 7/15/2040	1,000,000	1,008,180
4.50%, 7/15/2031	2,000,000	2,122,540
4.50%, 7/15/2036	850,000	882,173
156th Series 4.75%, 11/1/2036	7,000,000	7,261,660
New York, NY, City Municipal Water Finance Authority:
5.00%, 6/15/2026	3,200,000	3,620,384
Series GG-2 5.25%, 6/15/2040	625,000	679,650
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue:
Series EE 4.00%, 6/15/2039	1,900,000	1,861,449
Series CC 5.00%, 6/15/2045	325,000	343,467

SPDR Nuveen Barclays Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Series CC 5.00%, 6/15/2047	$1,350,000	$1,426,356
New York, NY, City Transitional Finance Authority:
Series E-1 5.00%, 2/1/2018	500,000	571,875
5.50%, 11/1/2035	4,545,000	5,094,672
New York, NY, City Transitional Finance Authority, Future Tax Secured Revenue:
SubSeries D 3.00%, 11/1/2027	320,000	312,301
Series B 5.00%, 11/1/2016	570,000	636,234
Series B 5.00%, 11/1/2016	430,000	478,323
Series D 5.00%, 11/1/2016	1,690,000	1,879,922
Series C 5.00%, 11/1/2020	645,000	759,784
Series F-1 5.00%, 5/1/2021	500,000	588,060
Series D-1 5.00%, 11/1/2022	100,000	116,783
Series A-1 5.00%, 5/1/2023	845,000	965,928
SubSeries F-1 5.00%, 2/1/2030	770,000	860,129
New York, NY, City Water Finance Authority, Water & Sewer System Revenue Series BB 4.63%, 6/15/2046	6,750,000	6,904,507
New York, NY, General Obligation:
Series I 5.00%, 8/1/2015	1,220,000	1,297,446
SubSeries J-1 5.00%, 3/1/2017	2,000,000	2,238,760
Series C 5.00%, 8/1/2017	2,000,000	2,268,220
Series A-1 5.00%, 10/1/2018	5,000,000	5,795,600
Series A-1 5.00%, 10/1/2019	5,000,000	5,844,900
Series I 5.00%, 8/1/2021	1,320,000	1,544,479
Series H-1 5.00%, 3/1/2023	500,000	566,820
Series J 5.00%, 8/1/2023	2,780,000	3,249,069
Series C 5.00%, 8/1/2024	100,000	113,732
Series E 5.00%, 8/1/2025	5,000,000	5,673,150
5.00%, 8/1/2029	3,000,000	3,340,200
Series I 5.00%, 8/1/2029	4,025,000	4,454,629
SubSeries G-3 5.00%, 5/15/2033	500,000	548,830
New York, NY, Liberty Development Corp. Revenue:
5.00%, 9/15/2032	4,500,000	4,945,185
5.13%, 1/15/2044	5,975,000	6,237,063
5.63%, 1/15/2046	1,000,000	1,079,880
New York, NY, Metropolitan Transportation Authority, Dedicated Tax Fund Revenue:
Series A Zero Coupon, 11/15/2030 (a)	2,960,000	1,446,256
Series A 5.00%, 11/15/2031	1,295,000	1,434,316
New York, NY, Municipal Bond Bank Agency, Special School Purpose Revenue 5.00%, 12/1/2016	2,375,000	2,647,104
New York, NY, Triborough Bridge & Tunnel Authority Revenue:
Series B Zero Coupon, 11/15/2027 (a)	1,850,000	1,098,493
Series B Zero Coupon, 11/15/2029 (a)	735,000	386,206
Series A 5.00%, 1/1/2023	4,725,000	5,490,450
Series B 5.00%, 11/15/2027	5,550,000	6,288,039
New York, NY, Trust for Cultural Resources, Wildlife Conservation Society Revenue Series A 5.00%, 8/1/2033	2,000,000	2,173,800
New York, State Dormitory Authority Revenue, Non State Supported Debt Series A 5.13%, 7/1/2039	900,000	965,898
New York, State Dormitory Authority Revenue, State Supported Debt:
Series A 4.00%, 5/15/2021	400,000	439,160
Series A 5.00%, 5/15/2025	650,000	738,504
Series A 5.00%, 7/1/2027	520,000	584,527
New York, State Dormitory Authority, Personal Income Tax Revenue:
Series E 4.00%, 8/15/2031	655,000	667,969
Series A 5.00%, 3/15/2020	1,000,000	1,171,160
Series A 5.00%, 12/15/2020	500,000	588,800
Series B 5.00%, 3/15/2022	550,000	648,571
Series A 5.00%, 12/15/2030	2,430,000	2,701,237
Series B 5.25%, 2/15/2022	500,000	583,835
New York, State Dormitory Authority, Sales Tax Revenue:
Series A 4.13%, 3/15/2033	2,105,000	2,167,750
Series A 5.00%, 3/15/2028	10,000,000	11,416,100
New York, State Dormitory Authority, State Income Tax Revenue:
Series A 5.00%, 2/15/2020	7,850,000	9,175,786
5.00%, 7/1/2021	700,000	800,660
5.00%, 2/15/2029	750,000	838,680
Series A 5.00%, 2/15/2031	1,000,000	1,106,220
New York, State Environmental Facilities Corp., Clean Water & Drinking Revenue Series A 5.00%, 6/15/2022	1,020,000	1,225,550
New York, State General Obligation:
3.00%, 3/1/2017	4,255,000	4,528,894
Series E 5.00%, 8/1/2018	635,000	733,552
Series B 5.00%, 8/1/2021	10,000,000	11,700,600
New York, State Thruway Authority, Personal Income Tax Revenue:
5.00%, 3/15/2022	2,160,000	2,500,697
Series A 5.00%, 3/15/2023	4,185,000	4,885,904
Series A 5.00%, 3/15/2026	405,000	459,541
Series A 5.00%, 3/15/2029	2,000,000	2,225,500
New York, State Urban Development Corp. Revenue:
Series A 5.00%, 3/15/2018	1,120,000	1,286,040
Series D 5.00%, 3/15/2022	6,700,000	7,900,774
Series C 5.00%, 3/15/2023	1,000,000	1,180,030
Series C 5.00%, 3/15/2027	4,500,000	5,118,480
New York, Utility Debt Securitization Authority Revenue Series TE 5.00%, 12/15/2041	1,960,000	2,145,886

		203,976,501

NORTH CAROLINA — 2.3%
Charlotte, NC, General Obligation Series B 5.00%, 6/1/2022	475,000	548,825
Fayetteville, NC, Public Works Commission Revenue Series A 5.00%, 3/1/2019	500,000	578,700

SPDR Nuveen Barclays Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

North Carolina, State Capital Improvement Revenue:
Series A 4.50%, 5/1/2026	$5,240,000	$5,757,764
Series A 5.00%, 5/1/2016	3,000,000	3,280,650
Series A 5.00%, 5/1/2017	2,125,000	2,395,087
Series C 5.00%, 5/1/2028	905,000	1,030,768
North Carolina, State General Obligation:
Series A 5.00%, 3/1/2017	1,870,000	2,100,721
5.00%, 3/1/2021	500,000	563,830
Series C 5.00%, 5/1/2026	900,000	1,110,015
North Carolina, State Grant Anticipation Revenue:
5.00%, 3/1/2018	1,455,000	1,660,228
5.00%, 3/1/2019	1,930,000	2,233,782
Wake County, NC, General Obligation Series C 5.00%, 3/1/2021	1,100,000	1,311,222

		22,571,592

OHIO — 1.8%
Columbus, OH, General Obligation:
Series 1 5.00%, 7/1/2021	1,850,000	2,205,995
Series A 5.00%, 8/15/2024	2,990,000	3,572,093
Franklin County, OH, General Obligation 5.00%, 6/1/2021	6,555,000	7,807,792
Hamilton County, OH, Sewer System Revenue Series A 5.00%, 12/1/2028	3,000,000	3,421,500
Ohio, State General Obligation:
Series A 5.00%, 9/15/2019	500,000	589,525
Series B 5.00%, 8/1/2021	450,000	534,492

		18,131,397

OKLAHOMA — 0.6%
Oklahoma, Capital Improvement Authority, State Facilities Revenue Series A 5.00%, 7/1/2026 (c)	2,500,000	2,911,675
Oklahoma, State Turnpike Authority Revenue Series A 5.00%, 1/1/2023	2,000,000	2,299,100
Tulsa County, OK, Educational Facilities Lease Revenue 5.50%, 9/1/2016	635,000	704,996

		5,915,771

OREGON — 0.7%
Metro, OR, General Obligation Series A 5.00%, 6/1/2024	1,010,000	1,186,366
Oregon, State General Obligation:
Series L 5.00%, 11/1/2017	435,000	498,149
Series N 5.00%, 8/1/2043	1,700,000	1,863,064
Salem, OR, General Obligation:
5.00%, 6/1/2028	1,450,000	1,619,984
5.00%, 6/1/2029	1,480,000	1,616,056

		6,783,619

PENNSYLVANIA — 2.8%
Pennsylvania, State Economic Development Financing Authority, Unemployment Compensation Revenue Series B 5.00%, 7/1/2021	5,000,000	5,615,350
Pennsylvania, State General Obligation:
5.00%, 7/1/2015	5,000,000	5,297,500
5.00%, 7/1/2016	1,040,000	1,145,550
5.00%, 3/15/2017	2,630,000	2,953,858
5.00%, 6/1/2017	840,000	949,620
5.00%, 4/15/2021	4,000,000	4,646,760
Series A 5.00%, 5/1/2021	1,500,000	1,740,465
5.00%, 7/1/2021	1,000,000	1,182,120
5.00%, 11/15/2021	1,000,000	1,184,560
5.00%, 11/15/2022	1,000,000	1,166,350
5.00%, 11/15/2023	895,000	1,039,175
Pennsylvania, State University Revenue 5.00%, 3/1/2040	500,000	545,855
Pennsylvania, Turnpike Commission Revenue 4.50%, 12/1/2038	300,000	302,970

		27,770,133

RHODE ISLAND — 0.1%
Rhode Island, State & Providence Plantations, Consolidated Capital Development Revenue Series A 4.00%, 10/1/2018	475,000	529,055

SOUTH CAROLINA — 1.5%
Charleston, SC, General Obligation 5.00%, 11/1/2023	1,035,000	1,215,721
South Carolina, State Education Assistance Authority Series I 5.00%, 10/1/2024	845,000	888,011
South Carolina, State General Obligation Series A 2.00%, 4/1/2024	3,000,000	2,807,040
South Carolina, State Public Service Authority:
Series E 5.00%, 1/1/2017	2,500,000	2,776,500
Series D 5.00%, 12/1/2043	6,450,000	6,757,665

		14,444,937

SOUTH DAKOTA — 0.1%
Sioux Falls, SD, Sales Tax Revenue Series A 3.38%, 11/15/2032	1,355,000	1,203,904

TENNESSEE — 1.7%
Memphis, TN, General Obligation:
5.00%, 5/1/2022	1,120,000	1,311,677
Series A 5.00%, 11/1/2023	5,000,000	5,946,150
Metropolitan Government of Nashville & Davidson County, TN, General Obligation:
5.00%, 7/1/2020	1,000,000	1,182,990
Series D 5.00%, 7/1/2020	4,000,000	4,731,960
Shelby County, TN, General Obligation:
Series A 5.00%, 4/1/2019	705,000	825,160
Series A 5.00%, 3/1/2022	1,000,000	1,189,480
Tennessee, State General Obligation Series C 5.00%, 5/1/2027	1,095,000	1,239,069
Tennessee, State School Bond Authority Series A 5.00%, 5/1/2027	500,000	571,635

		16,998,121

TEXAS — 8.5%
Austin, TX, Electric Utility System Revenue 4.00%, 11/15/2032	800,000	806,360

SPDR Nuveen Barclays Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Austin, TX, General Obligation:
5.00%, 9/1/2019	$660,000	$777,737
5.00%, 9/1/2022	570,000	680,341
Austin, TX, Water & Wastewater System Revenue:
5.00%, 11/15/2041	1,500,000	1,594,545
5.00%, 11/15/2042	2,800,000	3,021,340
Bexar County, TX, General Obligation Series B 5.00%, 6/15/2032	3,000,000	3,373,800
Canadian River, TX, Municipal Water Authority Corp. 5.00%, 2/15/2031	3,810,000	4,134,193
Comal, TX, Independent School District, General Obligation Series A 5.00%, 2/1/2021 (b)	650,000	769,301
Cypress-Fairbanks, TX, Independent School District, General Obligation 5.00%, 2/15/2025 (b)	500,000	569,940
Dallas, TX, General Obligation Series A 4.00%, 2/15/2015	1,470,000	1,518,863
Dallas, TX, Waterworks & Sewer System Revenue:
5.00%, 10/1/2020	500,000	595,625
5.00%, 10/1/2036	705,000	771,749
Fort Worth, TX, General Obligation 5.00%, 3/1/2023	500,000	587,250
Fort Worth, TX, Independent School District, General Obligation 4.00%, 2/15/2035 (b)	5,000,000	5,085,600
Harris County, TX, Metropolitan Transit Authority, Sales & Use Tax Revenue Series A 5.00%, 11/1/2031	5,395,000	5,933,205
Harris County, TX, Flood Control District Series A 5.00%, 10/1/2039	1,585,000	1,704,889
Harris County, TX, General Obligation:
Series A 4.75%, 3/1/2020	600,000	683,436
5.00%, 10/1/2021	3,000,000	3,529,590
Harris County, TX, Revenue Series C 5.00%, 8/15/2049	500,000	526,875
Houston, TX, Airport System Revenue, Senior Lien Series A 5.50%, 7/1/2034	1,850,000	2,015,224
Houston, TX, General Obligation:
5.00%, 3/1/2018	210,000	241,441
Series A 5.00%, 3/1/2022	2,000,000	2,279,020
Series D-2 5.00%, 10/1/2039	500,000	549,935
Leander, TX, Independent School District, General Obligation Series A Zero Coupon, 8/15/2034 (a)(b)	3,000,000	1,270,890
Lewisville, TX, Independent School District, General Obligation Series A 4.00%, 8/15/2018 (b)	2,125,000	2,386,035
Liberty Hill, TX, Independent School District 5.00%, 8/1/2035 (b)	1,000,000	1,089,530
Midland County, TX, Fresh Water Supply District No. 1 Revenue Series A Zero Coupon, 9/15/2033 (a)	1,530,000	615,137
North Texas, Tollway Authority Revenue Series D 5.00%, 9/1/2031	5,980,000	6,573,216
San Antonio, TX, Electric & Gas Revenue:
5.00%, 2/1/2017	180,000	201,148
5.00%, 2/1/2023	2,500,000	2,974,825
5.25%, 2/1/2024	5,000,000	6,065,050
San Antonio, TX, Independent School District, General Obligation 5.00%, 8/15/2025 (b)	2,000,000	2,265,060
Texas, A&M Permanent University Fund Revenue Series A 5.00%, 7/1/2025	935,000	1,138,260
Texas, Permanent University Fund Revenue Series B 5.00%, 7/1/2024 (c)	8,000,000	9,700,720
Texas, State General Obligation:
Series A 5.00%, 10/1/2029	450,000	504,441
Series A 5.00%, 4/1/2042	1,205,000	1,308,208
Texas, State Public Finance Authority:
Series A 5.00%, 1/1/2017	1,100,000	1,183,457
Series B 5.00%, 1/1/2018	500,000	528,520
Series B 5.00%, 7/1/2018	1,480,000	1,564,419
Texas, State Water Development Board, Revenue 5.00%, 7/15/2021	875,000	1,026,576
Tyler, TX, Independent School District, General Obligation 5.00%, 2/15/2038 (b)	500,000	551,115
University of Texas, Revenue:
Series A 4.00%, 8/15/2021	500,000	563,060
Series B 5.00%, 8/15/2017	500,000	569,795

		83,829,721

UTAH — 0.3%
Central Utah, Water Conservancy District, General Obligation Series A 5.00%, 4/1/2028	550,000	618,200
Utah, State General Obligation:
Series C 5.00%, 7/1/2016	500,000	550,745
5.00%, 7/1/2019	400,000	473,228
Series A 5.00%, 7/1/2022	1,035,000	1,230,346

		2,872,519

VIRGINIA — 2.1%
Fairfax County, VA, General Obligation:
Series A 3.00%, 4/1/2026	3,180,000	3,195,646
Series B 5.00%, 4/1/2024	900,000	1,096,119
Series A 5.00%, 4/1/2030	450,000	504,896
Virginia, College Building Authority, Educational Facilities Revenue:
Series B 3.00%, 2/1/2029	935,000	877,675
Series A 5.00%, 2/1/2021	400,000	458,324
Series B 5.00%, 9/1/2021	1,500,000	1,751,790
5.00%, 2/1/2027	3,620,000	4,078,111
Virginia, State College Building Authority, Educational Facilities Revenue Series A 4.00%, 2/1/2015	420,000	433,335
Virginia, State Public Building Authority, Public Facilities Revenue:
Series B 5.00%, 8/1/2017	3,030,000	3,433,141

SPDR Nuveen Barclays Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Series A 5.00%, 8/1/2025	$500,000	$569,910
Virginia, State Public School Authority Revenue:
Series B-1 5.00%, 8/1/2017	1,000,000	1,138,350
Series C 5.00%, 8/1/2017	215,000	244,745
Virginia, State Transportation Board Revenue 4.00%, 3/15/2028	2,500,000	2,607,025

		20,389,067

WASHINGTON — 3.8%
Energy Northwest, WA, Electric Revenue Series A 5.00%, 7/1/2019	4,000,000	4,705,680
King County, WA, General Obligation 5.00%, 12/1/2020	600,000	710,484
King County, WA, School District No. 403 Renton, General Obligation 5.00%, 12/1/2022	1,540,000	1,815,106
Snohomish County, WA, School District No. 15, General Obligation 5.00%, 12/1/2018	2,250,000	2,610,900
Tacoma, WA, Electric System Revenue Series A 5.00%, 1/1/2020	1,365,000	1,603,138
Washington, State General Obligation:
Series D 3.00%, 2/1/2031	605,000	534,372
Series B-1 4.00%, 8/1/2028	395,000	409,726
5.00%, 7/1/2025	600,000	695,598
Series R-2012C 5.00%, 7/1/2025	5,265,000	6,103,872
Series A 5.00%, 8/1/2025	3,055,000	3,534,604
5.00%, 2/1/2031	6,175,000	6,966,759
Series C 5.00%, 6/1/2041	7,200,000	7,727,544

		37,417,783

WISCONSIN — 2.4%
Milwaukee, WI, General Obligation, Promissory Notes Series N1 5.00%, 2/1/2019	10,320,000	11,959,332
Wisconsin, State Department of Transportation Revenue Series 1 5.00%, 7/1/2030	7,885,000	8,945,138
Wisconsin, State General Obligation:
4.00%, 11/1/2016	1,300,000	1,415,336
Series 1 5.00%, 5/1/2017	1,485,000	1,674,724

		23,994,530

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $966,210,314)		975,186,998

	Shares
SHORT TERM INVESTMENT — 0.5%
MONEY MARKET FUND — 0.5%
State Street Institutional Tax Free Money Market Fund (d)(e)(f) (Cost $4,756,988)	4,756,988	4,756,988

TOTAL INVESTMENTS — 99.8% (g)
(Cost $970,967,302)		979,943,986
OTHER ASSETS & LIABILITIES — 0.2%		1,754,948

NET ASSETS — 100.0%		$981,698,934

(a)	Non-income producing security
(b)	Bond is insured by one of these companies:

		As a % of
	Insurance Coverage	Net Assets

	Permanent School Fund Guaranteed	1.42%
	Assured Guaranty Municipal Corp.	0.37%
	Assured Guaranty Corp.	0.07%

(c)	When-issued security
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Value is determined based on Level 1 inputs (See accompanying Notes to Schedules of Investments).
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (See accompanying Notes to Schedules of Investments).

SPDR Nuveen Barclays California Municipal Bond ETF
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

MUNICIPAL BONDS & NOTES — 98.8%
CALIFORNIA — 98.8%
Alameda County, CA, Joint Powers Authority, Lease Revenue Series A 5.25%, 12/1/2026	$245,000	$284,896
Alameda County, CA, Transportation Authority, Sales Tax Revenue 4.00%, 3/1/2022	1,000,000	1,133,910
California, Bay Area Toll Authority Revenue:
3.00%, 4/1/2027	500,000	483,735
5.00%, 4/1/2025	300,000	343,035
5.00%, 4/1/2028	750,000	849,653
5.13%, 4/1/2039	125,000	134,411
California, Bay Area Water Supply & Conservation Agency Revenue Series A 2.00%, 10/1/2015	500,000	512,815
California, East Bay Municipal Utility District, Water System Revenue:
Series B 5.00%, 6/1/2020	1,000,000	1,189,660
Series B 5.00%, 6/1/2023	1,000,000	1,210,820
California, Infrastructure & Economic Development Bank Revenue Series A 5.00%, 6/1/2021	500,000	598,130
California, State Department of Water Resources:
Series M 4.00%, 5/1/2019	2,000,000	2,257,140
Series L 5.00%, 5/1/2016	200,000	219,060
Series L 5.00%, 5/1/2019	1,790,000	2,107,653
California, State Department of Water Resources Revenue:
Series M 4.00%, 5/1/2016	500,000	537,315
Series L 5.00%, 5/1/2017	500,000	565,020
California, State Economic Recovery, General Obligation Series A 4.60%, 7/1/2019	1,055,000	1,223,958
California, State Educational Facilities, Authority Revenue 5.25%, 4/1/2040	500,000	637,525
California, State Public Works Board, Lease Revenue:
Series F 5.00%, 10/1/2018	1,060,000	1,246,401
5.00%, 4/1/2034	340,000	402,271
California, State University Revenue Series A 4.00%, 11/1/2032	615,000	622,565
California, William S. Hart Union High School District, Election of 2008:
Series C 4.00%, 8/1/2027	500,000	521,350
Series C 4.00%, 8/1/2038	595,000	554,558
Coast, CA, Community College District, General Obligation Series A 5.00%, 8/1/2020	1,000,000	1,191,210
Coast, CA, Community College District, General Obligation, Election of 2012 Series A 4.00%, 8/1/2032	500,000	501,525
Contra Costa County, CA, Community College District, General Obligation:
4.00%, 8/1/2030	885,000	912,169
5.00%, 8/1/2034	695,000	766,265
Contra Costa County, CA, Transportation Authority Sales Tax Revenue:
Series B 5.00%, 3/1/2023	500,000	584,745
Series B 5.00%, 3/1/2025	750,000	868,043
Grossmont, CA, Community College District, Election of 2012 Series A 5.25%, 8/1/2038	800,000	871,320
Long Beach, CA, Community College District, General Obligation Series B 5.00%, 8/1/2039	500,000	533,630
Long Beach, CA, Unified School District, General Obligation 5.00%, 8/1/2029	750,000	836,940
Los Angeles County, CA, Metropolitan Transportation Authority, Sales Tax Revenue:
5.00%, 6/1/2020	1,500,000	1,785,450
5.00%, 7/1/2026	500,000	567,910
Los Angeles, CA, Community College District, General Obligation:
Series F 4.00%, 8/1/2032	1,000,000	1,012,400
Series F 5.00%, 8/1/2029	1,000,000	1,132,060
Los Angeles, CA, Department of Airports Revenue:
Series A 5.00%, 5/15/2021	1,000,000	1,154,140
Series A 5.00%, 5/15/2034	100,000	109,816
Series B 5.00%, 5/15/2035	1,000,000	1,061,560
Series D 5.00%, 5/15/2040	1,000,000	1,059,860
Los Angeles, CA, Department of Water & Power Series A 5.00%, 7/1/2041	1,250,000	1,329,250
Los Angeles, CA, Department of Water & Power Revenue:
Series C 5.00%, 1/1/2016	2,000,000	2,139,440
Series B 5.00%, 7/1/2019	205,000	241,506
Los Angeles, CA, General Obligation Series A 5.00%, 9/1/2019	200,000	237,622
Los Angeles, CA, Harbor Department Revenue:
Series A 5.00%, 8/1/2029	515,000	575,832
Series C 5.25%, 8/1/2023	500,000	577,075
Los Angeles, CA, Solid Waste Resources Revenue Series B 5.00%, 2/1/2018	1,000,000	1,146,590
Los Angeles, CA, Unified School District, General Obligation:
Series A-1 4.00%, 7/1/2016	250,000	269,970
Series KRY 5.00%, 7/1/2018	935,000	1,085,376
Series D 5.25%, 7/1/2025	1,250,000	1,456,687
Los Angeles, CA, Wastewater System Revenue:
Series A 5.00%, 6/1/2018	500,000	579,095
Series B 5.00%, 6/1/2030	1,000,000	1,114,660
Los Angeles, CA, Water Utility, General Obligation Series A 4.00%, 9/1/2018	1,000,000	1,128,670
Marin, CA, Water District Financing Authority Series A 5.00%, 7/1/2044	500,000	535,155

SPDR Nuveen Barclays California Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Metropolitan Water District of Southern California:
Series C 4.00%, 10/1/2017	$250,000	$278,338
Series C 5.00%, 10/1/2027	500,000	613,425
Newport Mesa, CA, Unified School District Election of 2005 Zero Coupon, 8/1/2041 (a)	4,000,000	734,920
Ohlone, CA, Community College District 5.00%, 8/1/2028	600,000	682,608
Orange County, CA, Sanitation District Wastewater Revenue Series A 3.00%, 2/1/2031	500,000	441,540
Pasadena, CA, Unified School District, General Obligation 5.00%, 5/1/2034	500,000	536,705
Poway, CA, Unified School District, General Obligation Zero Coupon, 8/1/2046 (a)	3,000,000	563,520
San Antonio, CA, Community College District, General Obligation Series A Zero Coupon, 8/1/2043	2,000,000	1,047,340
San Diego County, CA, Regional Transportation Commission Revenue Series A 5.00%, 4/1/2042	500,000	539,600
San Diego County, CA, Water Authority Revenue, Certificates of Participation 5.00%, 5/1/2024	1,000,000	1,190,220
San Diego, CA, Community College District:
5.00%, 8/1/2028	500,000	571,600
5.00%, 8/1/2041	750,000	805,568
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue Series B 5.00%, 5/15/2021	1,000,000	1,167,990
San Diego, CA, Public Facilities Financing Authority, Water Revenue:
Series A 5.00%, 8/1/2024	750,000	857,670
Series A 5.00%, 8/1/2028	330,000	375,177
San Francisco, CA, Bay Area Rapid Transit District Revenue Series A 5.00%, 7/1/2032	500,000	552,530
San Francisco, CA, City & County Public Utilities Commission, Water Revenue:
Series A 4.50%, 11/1/2038	315,000	324,368
Series A 5.00%, 11/1/2032	860,000	949,406
Series A 5.00%, 11/1/2041	750,000	799,598
San Francisco, CA, City & County Unified School District 4.00%, 6/15/2023	1,000,000	1,085,030
San Francisco, CA, City & County Unified School District Election of 2006 Series B 5.25%, 6/15/2022	800,000	934,672
San Joaquin County, CA, Transportation Authority, Sales Tax Revenue:
Series A 5.00%, 3/1/2027	750,000	837,030
5.25%, 3/1/2031	750,000	828,960
San Jose, CA, Financing Authority Revenue Series A 5.00%, 6/1/2039	1,400,000	1,477,826
San Marcos, CA, Unified School District Election of 2010 Series A 5.00%, 8/1/2038	600,000	629,586
San Mateo, CA, Union High School District, General Obligation Series A 5.00%, 9/1/2026	500,000	587,725
San Ramon Valley, CA, Unified School District 5.00%, 8/1/2028	500,000	566,490
Solano County, CA, Community College District, General Obligation Series A 4.38%, 8/1/2047	500,000	494,345
Sonoma County, CA, Junior College District, General Obligation 5.00%, 8/1/2019	1,000,000	1,179,680
Southern California Public Power Authority:
5.00%, 7/1/2022	1,000,000	1,162,500
5.00%, 7/1/2030	1,000,000	1,108,270
University of California, Revenue:
Series E 4.00%, 5/15/2019	1,260,000	1,425,866
Series Q 5.00%, 5/15/2021	125,000	141,061
Series AF 5.00%, 5/15/2024	1,000,000	1,196,350
5.00%, 5/15/2037	750,000	807,975
Series Q 5.25%, 5/15/2023	1,000,000	1,131,500
Ventura County, CA, Public Financing Authority, Lease Revenue:
Series A 5.00%, 11/1/2024	300,000	345,321
Series A 5.00%, 11/1/2025	600,000	686,730
Yosemite, CA, Community College District, General Obligation Zero Coupon, 8/1/2042	500,000	214,400

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $73,369,613)		74,875,292

	Shares
SHORT TERM INVESTMENT — 0.0% (b)
MONEY MARKET FUND — 0.0% (b)
State Street Institutional Tax Free Money Market Fund 0.00% (c)(d)(e) (Cost $710)	710	710

TOTAL INVESTMENTS — 98.8% (f)
(Cost $73,370,323)		74,876,002
OTHER ASSETS & LIABILITIES — 1.2%		874,236

NET ASSETS — 100.0%		$75,750,238

(a)	Non-income producing security
(b)	Amount shown represents less than 0.05% of net assets.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments).
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs (See accompanying Notes to Schedules of Investments).
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (See accompanying Notes to Schedule of Investments).

SPDR Nuveen Barclays New York Municipal Bond ETF
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

MUNICIPAL BONDS & NOTES — 98.4%
NEW YORK — 98.4%
Battery Park City, NY, Authority Revenue Series A 5.00%, 11/1/2024	$500,000	$596,475
Dutchess County, NY, Local Development Corp. Revenue Series A 5.00%, 1/1/2049	750,000	787,320
Erie County, NY, Fiscal Stability Authority Sales Tax Revenue Series A 5.00%, 5/15/2021	250,000	288,457
Erie County, NY, Industrial Development Agency Revenue 5.00%, 5/1/2026	395,000	444,948
Monroe County, NY, Industrial Development Agency, School Facility Revenue 5.00%, 5/1/2027	200,000	224,476
Monroe County, NY, Industrial Development Corp. Revenue Series A 5.00%, 7/1/2030	250,000	277,303
New York & New Jersey, Port Authority Revenue:
3.00%, 12/1/2030	200,000	180,106
4.00%, 12/1/2022	300,000	327,237
4.00%, 7/15/2037	500,000	500,970
5.00%, 7/15/2039	250,000	268,348
New York, NY, City Educational Construction Fund Revenue Series A 5.75%, 4/1/2041	85,000	96,944
New York, NY, City Transitional Finance Authority Revenue:
Series D 3.20%, 11/1/2018	140,000	151,459
Series E 5.00%, 11/1/2017	500,000	571,825
Series B 5.00%, 11/1/2018	200,000	232,298
Series S-5 5.00%, 1/15/2026	200,000	220,882
New York, NY, City Transitional Finance Authority, Future Tax Secured Revenue:
Series A 5.00%, 11/1/2018	35,000	41,060
Series A 5.00%, 11/1/2018	65,000	75,623
5.00%, 11/1/2020	500,000	588,980
New York, NY, City Water Finance Authority, Water & Sewer System Revenue:
Series DD 3.13%, 6/15/2027	165,000	162,447
Series CC-1 4.25%, 6/15/2044	500,000	499,130
Series BB 4.63%, 6/15/2046	500,000	511,445
New York, NY, General Obligation:
Series A 3.00%, 8/1/2017	200,000	213,738
Series E 4.00%, 8/1/2022	250,000	271,865
Series C 5.00%, 8/1/2024	500,000	568,660
Series E 5.00%, 8/1/2025	525,000	595,681
New York, NY, Liberty Development Corp. Revenue:
5.00%, 9/15/2032	500,000	549,465
5.13%, 1/15/2044	500,000	521,930
5.25%, 12/15/2043	500,000	536,245
New York, NY, Metropolitan Transportation Authority, Dedicated Tax Fund Revenue:
Series A 5.00%, 11/15/2015	225,000	242,460
Series A 5.00%, 11/15/2031	500,000	553,790
New York, NY, Municipal Bond Bank Agency, Special School Purpose Revenue 5.00%, 12/1/2016	500,000	557,285
New York, NY, Municipal Water Finance Authority Revenue:
Series EE 4.00%, 6/15/2045	255,000	245,733
Series AA 5.00%, 6/15/2044	500,000	527,460
New York, NY, Triborough Bridge & Tunnel Authority Revenue:
Series A 5.00%, 1/1/2023	250,000	290,500
Series B 5.00%, 11/15/2023	500,000	584,935
Series B 5.00%, 11/15/2023	500,000	593,555
New York, NY, Trust for Cultural Resources, Wildlife Conservation Society Revenue Series A 5.00%, 8/1/2033	250,000	271,725
New York, State Bridge Authority General Obligation 4.00%, 1/1/2027	500,000	524,775
New York, State Dormitory Authority Revenue 4.00%, 1/15/2022	500,000	527,980
New York, State Dormitory Authority Revenue, Cornell University Series A 5.00%, 7/1/2034	355,000	386,861
New York, State Dormitory Authority Revenue, Non State Supported Debt:
Series A 5.25%, 7/1/2028	500,000	565,335
Series A 5.25%, 7/1/2034	240,000	267,492
New York, State Dormitory Authority, Sales Tax Revenue Series A 4.13%, 3/15/2033	900,000	926,829
New York, State Dormitory Authority, State Personal Income Tax Revenue:
4.00%, 3/15/2019	100,000	111,681
Series B 5.00%, 2/15/2018	125,000	143,148
Series E 5.00%, 2/15/2027	350,000	401,163
Series E 5.00%, 2/15/2040	200,000	214,680
New York, State Environmental Facilities Corp. Revenue:
Series A 5.00%, 6/15/2018	250,000	290,130
5.00%, 6/15/2036	500,000	544,685
5.00%, 6/15/2041	250,000	268,403
New York, State Environmental Facilities Corp., Clean Water & Drinking Revenue Series A 4.00%, 6/15/2027	275,000	291,357
New York, State General Obligation Series C 4.50%, 2/1/2020	200,000	230,462
New York, State Power Authority Revenue Series A 5.00%, 11/15/2022	500,000	594,210
New York, State Thruway Authority, Second General Highway & Bridge Trust:
Series A-1 5.00%, 4/1/2021	300,000	351,213
Series B 5.00%, 4/1/2029	300,000	327,492
New York, State Urban Development Corp. Revenue:
Series A 3.50%, 3/15/2028	235,000	237,604
Series A 4.00%, 3/15/2024	500,000	534,390
Series A 5.00%, 3/15/2016	250,000	272,110

SPDR Nuveen Barclays New York Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

New York, Utility Debt Securitization Authority Revenue:
Series TE 5.00%, 12/15/2029	$750,000	$864,480
Series TE 5.00%, 12/15/2041	100,000	109,484
Suffolk County, NY, Water Authority 5.00%, 6/1/2021	500,000	587,205
Westchester County, NY, General Obligation Series B 3.00%, 6/1/2017	610,000	651,608

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $24,343,734)		24,397,537

	Shares
SHORT TERM INVESTMENT — 1.3%
MONEY MARKET FUND — 1.3%
State Street Institutional Tax Free Money Market Fund 0.00% (a)(b)(c) (Cost $324,826)	324,826	324,826

TOTAL INVESTMENTS — 99.7% (d)
(Cost $24,668,560)		24,722,363
OTHER ASSETS & LIABILITIES — 0.3%		79,146

NET ASSETS — 100.0%		$24,801,509

(a)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments).
(b)	The rate shown is the annualized seven-day yield at period end.
(c)	Value is determined based on Level 1 inputs (See accompanying Notes to Schedules of Investments).
(d)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (See accompanying Notes to Schedules of Investments).

SPDR Nuveen Barclays Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

MUNICIPAL BONDS & NOTES — 99.3%
ALABAMA — 1.2%
Alabama, Federal Aid Highway Finance Authority 4.00%, 3/1/2016	$5,000,000	$5,338,350
Alabama, Public School & College Authority Revenue:
5.00%, 5/1/2014	850,000	853,451
Series A 5.00%, 5/1/2016	4,335,000	4,735,814
Series A 5.00%, 3/1/2017	1,000,000	1,119,380
Alabama, State General Obligation Series A 5.00%, 8/1/2018	11,800,000	13,734,138

		25,781,133

ALASKA — 0.1%
Alaska, State General Obligation Series A 5.00%, 8/1/2016	1,250,000	1,381,550
Alaska, State Municipal Bond Bank Authority Revenue 5.00%, 9/1/2016	1,000,000	1,106,440

		2,487,990

ARIZONA — 0.9%
Arizona, Phoenix Civic Improvement Corp., Water System Revenue:
5.00%, 7/1/2017	300,000	339,033
Series A 5.00%, 7/1/2017	1,775,000	2,005,945
Arizona, Salt River Project, Agricultural Improvement & Power District Revenue:
Series B 4.00%, 1/1/2017	500,000	543,910
Series A 4.00%, 12/1/2017	1,310,000	1,452,423
Arizona, State Transportation Board Revenue Series A 5.00%, 7/1/2018	5,435,000	6,277,317
Maricopa County, AZ, Community College District, General Obligation 3.00%, 7/1/2018	2,350,000	2,522,490
Maricopa County, AZ, Regional Public Transportation Authority, Excise Tax Revenue:
5.25%, 7/1/2018	1,000,000	1,167,090
5.25%, 7/1/2019	1,550,000	1,833,464
Phoenix, AZ, Civic Improvement Corp. Transportation, Excise Tax Revenue 4.00%, 7/1/2018	2,200,000	2,449,304

		18,590,976

CALIFORNIA — 10.2%
Alameda County, CA, Transportation Authority Sales Tax Revenue 4.00%, 3/1/2019	4,000,000	4,516,240
Brea, CA, Redevelopment Successor Agency, Tax Allocation 5.00%, 8/1/2018	1,200,000	1,379,688
California, State Department of Water Resources Series L 5.00%, 5/1/2019	12,100,000	14,247,266
California, State Department of Water Resources Revenue:
Series L 4.00%, 5/1/2015	7,630,000	7,946,187
Series M 4.00%, 5/1/2015	6,640,000	6,912,970
Series M 4.00%, 5/1/2016	5,710,000	6,136,137
Series L 5.00%, 5/1/2015	6,000,000	6,311,220
Series M 5.00%, 5/1/2016	6,925,000	7,584,953
Series L 5.00%, 5/1/2017	2,140,000	2,418,286
California, State Economic Recovery Series A 5.00%, 7/1/2018	11,550,000	13,397,076
California, State Public Works Board, Lease Revenue Series F 5.00%, 10/1/2016	4,505,000	5,026,003
California, State University Revenue:
Series A 4.00%, 11/1/2018	1,775,000	1,988,994
Series A 5.00%, 11/1/2018	1,000,000	1,164,880
Contra Costa, CA, Water District Revenue 3.00%, 10/1/2015	11,750,000	12,229,870
Contra Costa, CA, Transportation Authority Sales Tax Revenue Series B 5.00%, 3/1/2018	2,290,000	2,643,324
East Bay, CA, Municipal Utility District, Water System Revenue Series B 5.00%, 6/1/2017	10,000,000	11,341,900
Los Angeles County, CA, Metropolitan Transportation Authority, Sales Tax Revenue:
Series B 5.00%, 7/1/2017	930,000	1,056,127
Series B 5.00%, 7/1/2018	2,040,000	2,370,847
Los Angeles, CA, Department of Water & Power Revenue:
Series A 3.00%, 7/1/2018	1,530,000	1,652,201
Series A 5.00%, 7/1/2015	1,540,000	1,633,617
Series C 5.00%, 1/1/2016	4,000,000	4,278,880
Series A 5.00%, 7/1/2018	450,000	523,796
Series A 5.00%, 7/1/2018	2,580,000	2,999,585
Series B 5.00%, 7/1/2018	1,000,000	1,164,440
Los Angeles, CA, General Obligation:
Series A 5.00%, 9/1/2016	10,000,000	11,097,500
Series A 5.00%, 9/1/2017	13,230,000	15,129,696
Los Angeles, CA, Solid Waste Resources Revenue Series B 5.00%, 2/1/2018	6,370,000	7,303,778
Los Angeles, CA, Unified School District, General Obligation:
Series A-1 4.00%, 7/1/2016	2,500,000	2,699,700
Series D 4.00%, 7/1/2017	750,000	827,468
5.00%, 7/1/2017	1,000,000	1,135,270
Los Angeles, CA, Wastewater System Revenue Series A 5.00%, 6/1/2018	1,000,000	1,158,190
Orange County, CA, Sanitation District Wastewater Revenue Series A 5.00%, 8/1/2015	500,000	531,805
San Diego, CA, County Water Authority Revenue 5.00%, 7/1/2016	10,000,000	10,972,800
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue 5.00%, 5/15/2015	2,165,000	2,280,351

SPDR Nuveen Barclays Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

San Francisco, CA, City & County Public Utilities Commission, Water Revenue:
Series A 4.00%, 10/1/2015	$875,000	$923,510
Series D 5.00%, 11/1/2015	3,435,000	3,689,499
Series A 5.00%, 10/1/2017	1,000,000	1,147,060
San Francisco, CA, City & County, Certificates of Participation:
Series B 4.00%, 9/1/2015	5,000,000	5,258,850
Series B 5.00%, 9/1/2016	5,260,000	5,785,158
San Francisco, CA, Unified School District, General Obliagtion 5.00%, 6/15/2017	8,170,000	9,254,649
Southern California, Metropolitan Water District Revenue:
Series C 4.00%, 10/1/2015	1,040,000	1,098,302
Series A 5.00%, 7/1/2019	7,250,000	8,581,317
Southern California, State Public Power Authority Revenue:
5.00%, 7/1/2016	725,000	800,299
Series A 5.00%, 7/1/2017	350,000	398,192
University of California, Revenue:
Series AF 4.00%, 5/15/2019	3,250,000	3,677,830
Series AF 5.00%, 5/15/2015	1,000,000	1,053,630
5.00%, 5/15/2018	3,500,000	4,058,600

		219,787,941

COLORADO — 0.7%
Colorado, State Department of Transportation Revenue 5.00%, 12/15/2016	8,900,000	9,942,101
Denver, CO, City & County School District No. 1, General Obligation Series B 4.00%, 12/1/2017	3,600,000	3,979,044
Metropolitan Wastewater Reclamation District, CO, Sewer Revenue:
Series A 5.00%, 4/1/2016	145,000	158,237
Series A 5.00%, 4/1/2019	570,000	671,061

		14,750,443

CONNECTICUT — 2.0%
Connecticut, State General Obligation:
Series D 3.00%, 11/1/2016	3,500,000	3,714,550
Series C 5.00%, 12/1/2015	600,000	647,424
Series A 5.00%, 1/1/2016	490,000	529,229
Series A 5.00%, 4/1/2017	950,000	1,066,926
Series A 5.00%, 10/15/2018	3,855,000	4,486,488
Connecticut, State Health & Educational Facility Authority Revenue:
Series A-3 0.88%, 7/1/2049 (a)	4,865,000	4,831,140
Series A-4 5.00%, 7/1/2049 (a)	5,000,000	5,207,900
Connecticut, State Revolving Fund, General Revenue Series A 5.00%, 6/1/2018	1,500,000	1,738,605
Connecticut, State Special Tax Obligation Revenue:
5.00%, 11/1/2015	500,000	537,125
Series 1 5.00%, 2/1/2016	3,255,000	3,525,523
Series A 5.00%, 11/1/2016	2,650,000	2,950,695
Series 1 5.00%, 2/1/2017	1,000,000	1,115,700
Series B 5.00%, 1/1/2018	9,650,000	10,996,175
Series A 5.00%, 10/1/2018	1,805,000	2,088,800

		43,436,280

DELAWARE — 1.1%
Delaware, State General Obligation:
Series 2009C 2.00%, 10/1/2014	225,000	227,102
Series A 5.00%, 7/1/2015	4,000,000	4,239,040
Series B 5.00%, 2/1/2017	585,000	656,358
Series B 5.00%, 2/1/2018	1,000,000	1,151,870
Delaware, State Transportation Authority System Revenue 5.00%, 7/1/2017	15,500,000	17,537,940

		23,812,310

DISTRICT OF COLUMBIA — 0.2%
District of Columbia, Income Tax Revenue:
Series A 4.00%, 12/1/2015	1,495,000	1,587,361
Series A 5.00%, 12/1/2016	2,000,000	2,237,040
Series D 5.00%, 12/1/2016	1,000,000	1,118,520

		4,942,921

FLORIDA — 5.2%
Florida, State Board of Education, Capital Outlay, General Obligation:
Series C 5.00%, 6/1/2017	795,000	900,083
Series A 5.00%, 6/1/2018	4,000,000	4,616,840
Series B 5.00%, 6/1/2018	4,250,000	4,914,785
Florida, State Board of Education, General Obligation Series D 5.00%, 6/1/2017	8,210,000	9,295,198
Florida, State Department of Transportation Series B 5.00%, 7/1/2018	15,000,000	17,338,200
Florida, State Hurricane Catastrophe Fund Revenue:
Series A 5.00%, 7/1/2015	5,000,000	5,294,900
Series A 5.00%, 7/1/2016	20,145,000	22,065,624
Florida, State Turnpike Authority Revenue:
Series C 5.00%, 7/1/2018	10,400,000	12,021,152
Series C 5.00%, 7/1/2019	10,000,000	11,714,600
Florida, Water Pollution Control Financing Revenue Series A 5.00%, 7/15/2018	1,500,000	1,737,255
Jacksonville, FL, Special Tax Revenue:
Series B 5.00%, 10/1/2015	7,705,000	8,262,611
Series B-1 5.00%, 10/1/2018	1,000,000	1,160,070
JEA, FL, Electric System Revenue Series A 5.00%, 10/1/2015	1,000,000	1,070,810
JEA, FL, Water & Sewer System Revenue 5.00%, 10/1/2018	1,200,000	1,391,520
Lakeland, FL, Energy Systems Revenue 5.00%, 10/1/2015 (b)	7,510,000	8,026,538
Manatee County, FL, Refunding Improvement Revenue 4.00%, 10/1/2017	1,300,000	1,434,069

SPDR Nuveen Barclays Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Palm Beach County, FL, Public Improvement Revenue 5.00%, 6/1/2018	$1,380,000	$1,583,729

		112,827,984

GEORGIA — 2.9%
Forsyth County, GA, School District, General Obligation 5.00%, 2/1/2018	2,000,000	2,293,980
Fulton County, GA, Water & Sewer Revenue 5.00%, 1/1/2017	2,465,000	2,747,588
Georgia, State General Obligation:
Series E-2 4.00%, 9/1/2016	4,400,000	4,769,732
Series B 4.00%, 1/1/2017	500,000	545,055
Series J-1 4.00%, 7/1/2017	500,000	551,305
Series J-2 4.00%, 11/1/2017	1,700,000	1,887,034
Series E 5.00%, 7/1/2016	2,990,000	3,293,455
Series I 5.00%, 11/1/2016	7,480,000	8,336,909
Series F 5.00%, 12/1/2016	4,790,000	5,353,639
Series A 5.00%, 7/1/2017	5,000,000	5,672,900
Series A 5.00%, 1/1/2018	5,000,000	5,743,100
Georgia, State Road & Tollway Authority Revenue Series A 5.00%, 3/1/2016	4,590,000	4,992,497
Gwinnett Country, GA, Water & Sewer Authority Revenue 5.00%, 8/1/2016	4,000,000	4,418,000
Gwinnett County, GA, School District, General Obligation:
Series A 4.00%, 10/1/2015	1,325,000	1,399,478
Series A 4.00%, 10/1/2016	5,000,000	5,431,950
Series A 4.50%, 10/1/2017	1,150,000	1,292,531
5.00%, 2/1/2019	1,000,000	1,172,060
Richmond County, GA, Board of Education, General Obligation 5.00%, 10/1/2017	2,250,000	2,559,983

		62,461,196

HAWAII — 1.7%
Hawaii, State General Obligation:
Series EA 5.00%, 12/1/2016	1,965,000	2,194,552
Series EH 5.00%, 8/1/2018	3,000,000	3,482,070
Series EF 5.00%, 11/1/2018	23,005,000	26,820,379
Honolulu County, HI, Wastewater System Revenue Series A 5.00%, 7/1/2018	1,000,000	1,155,880
Honolulu, HI, City & County General Obligation 5.25%, 7/1/2016 (b)	2,250,000	2,483,415

		36,136,296

ILLINOIS — 1.2%
Chicago, IL, Transit Authority, Sales Tax Revenue Series A 5.00%, 12/1/2018	2,250,000	2,558,587
Cook County, IL, General Obligation Series A 5.00%, 11/15/2016	1,755,000	1,945,961
Illinois, State Finance Authority Revenue 5.00%, 1/1/2019	1,535,000	1,770,976
Illinois, State Sales Tax Revenue:
3.00%, 6/15/2016	2,000,000	2,098,000
5.00%, 6/15/2015	2,575,000	2,719,844
5.00%, 6/15/2018	1,945,000	2,242,488
Illinois, State Unemployment Insurance Fund, Building Receipts Revenue:
Series A 5.00%, 6/15/2016	1,625,000	1,785,534
Series B 5.00%, 6/15/2017	10,000,000	11,133,700

		26,255,090

INDIANA — 0.1%
Indianapolis, IN, Public Improvement Bond Bank Revenue Series B 5.00%, 2/1/2016	2,000,000	2,167,360

IOWA — 0.2%
Iowa, State General Obligation:
Series A 5.00%, 6/1/2015	1,000,000	1,055,520
Series A 5.00%, 6/1/2017	2,585,000	2,911,951

		3,967,471

KANSAS — 0.4%
Kansas, State Department of Transportation, Highway Revenue:
Series C 5.00%, 9/1/2015	1,500,000	1,600,740
Series A 5.00%, 9/1/2016	1,200,000	1,329,864
Kansas, State Development Finance Authority Revenue 5.00%, 3/1/2018	4,705,000	5,419,172

		8,349,776

KENTUCKY — 0.7%
Kentucky, State Asset Liability Commission Agency Revenue Series A 5.00%, 9/1/2018	2,500,000	2,872,100
Kentucky, State Infrastructure Authority Revenue:
Series A 5.00%, 2/1/2016	1,700,000	1,841,287
Series A 5.00%, 2/1/2017	2,145,000	2,400,856
Kentucky, State Property & Buildings Commission Revenue:
5.00%, 8/1/2014	225,000	228,582
Series A 5.00%, 8/1/2016	4,690,000	5,161,673
Kentucky, State Turnpike Authority Revenue:
Series A 4.00%, 7/1/2017	1,150,000	1,263,723
5.00%, 7/1/2016	1,865,000	2,049,859

		15,818,080

LOUISIANA — 0.4%
Louisiana, State Gas & Fuels Tax Revenue Series A-1 5.00%, 5/1/2018	2,035,000	2,344,462
Louisiana, State General Obligation:
Series C 5.00%, 7/15/2018	2,000,000	2,323,620
Series A 5.00%, 9/1/2018	1,650,000	1,920,897
Louisiana, State Highway Improvement Revenue Series A 5.00%, 6/15/2019	1,000,000	1,175,530

		7,764,509

SPDR Nuveen Barclays Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

MAINE — 0.0% (c)
Maine, State General Obligation Series B 5.00%, 6/1/2017	$165,000	$186,754

MARYLAND — 6.0%
Anne Arundel County, MD, General Obligation 5.00%, 4/1/2016	1,000,000	1,090,240
Baltimore County, MD, General Obligation:
5.00%, 2/1/2016	2,000,000	2,168,140
5.00%, 8/1/2017	4,000,000	4,546,320
Series B 5.00%, 10/15/2017	1,000,000	1,137,770
Howard County, MD, General Obligation Series B 5.00%, 8/15/2017	4,745,000	5,403,938
Maryland, State Department of Transportation, Revenue 5.00%, 5/1/2016	2,000,000	2,188,420
Maryland, State General Obligation:
Series A 3.50%, 3/15/2016	1,610,000	1,707,164
Series B 4.50%, 8/1/2017	3,270,000	3,667,632
Series B 5.00%, 8/1/2015	285,000	303,129
Series C 5.00%, 3/1/2016	2,240,000	2,436,426
Series B 5.00%, 8/1/2016	4,875,000	5,390,434
Series E 5.00%, 8/1/2016	8,400,000	9,288,132
Series C 5.00%, 11/1/2016	1,025,000	1,143,552
5.00%, 3/1/2018	9,185,000	10,590,672
Series A 5.00%, 3/1/2018	22,515,000	25,960,696
Series B 5.00%, 3/15/2019	7,300,000	8,590,786
Montgomery County, MD, General Obligation:
Series A 5.00%, 7/1/2015	525,000	556,374
Series A 5.00%, 8/1/2015	15,150,000	16,113,691
Series A 5.00%, 7/1/2016	3,835,000	4,224,214
Series A 5.00%, 7/1/2016	5,000,000	5,507,450
Series A 5.00%, 7/1/2017	5,000,000	5,671,200
Washington, MD, Suburban Sanitation District, General Obligation:
4.00%, 6/1/2016	2,700,000	2,905,281
5.00%, 6/1/2017	7,150,000	8,085,434

		128,677,095

MASSACHUSETTS — 4.1%
Boston, MA, General Obligation Series A 5.00%, 4/1/2016	7,115,000	7,767,517
Massachusetts Bay Transportation Authority, Sales Tax Revenue:
Series A 4.00%, 7/1/2017	8,000,000	8,820,880
Series B 5.00%, 7/1/2017	940,000	1,066,505
Massachusetts, State Federal Highway Revenue Series A 5.00%, 6/15/2018	3,500,000	4,061,820
Massachusetts, State General Obligation:
Series C 4.00%, 12/1/2015	2,915,000	3,095,584
Series D 5.00%, 10/1/2015	7,000,000	7,496,790
Series B 5.00%, 7/1/2016	1,000,000	1,101,960
Series B 5.00%, 8/1/2016	8,900,000	9,836,636
Series A 5.00%, 3/1/2017	1,305,000	1,465,202
Series B 5.00%, 8/1/2018	1,700,000	1,973,173
Series A 5.00%, 12/1/2018	7,000,000	8,174,460
Massachusetts, State School Building Authority, Sales Tax Revenue Series B 5.00%, 8/15/2017	5,000,000	5,687,200
Massachusetts, State Special Obligation Revenue Series A 5.00%, 6/15/2015	2,100,000	2,219,175
Massachusetts, State Transportation Fund Revenue 5.00%, 6/1/2017	9,840,000	11,150,491
Massachusetts, State Transportation Fund, Revenue Series A 5.00%, 6/1/2018	10,635,000	12,340,854
Massachusetts, State Water Pollution Abatement Trust Revenue 5.00%, 8/1/2016	1,000,000	1,105,730

		87,363,977

MICHIGAN — 1.8%
Michigan, State Finance Authority Revenue:
Series A 5.00%, 7/1/2015	1,000,000	1,060,790
Series A 5.00%, 1/1/2016	100,000	107,970
Series A 5.00%, 7/1/2017	10,000,000	11,411,600
5.00%, 10/1/2018	2,000,000	2,328,700
Michigan, State General Obligation 5.00%, 11/1/2017	20,415,000	23,301,069

		38,210,129

MINNESOTA — 3.9%
Minnesota, State General Fund Revenue Series B 5.00%, 3/1/2017	3,500,000	3,918,915
Minnesota, State General Obligation:
Series F 4.00%, 8/1/2015	600,000	630,132
Series F 4.00%, 8/1/2016	1,475,000	1,596,820
Series D 5.00%, 8/1/2015	7,675,000	8,162,209
Series A 5.00%, 10/1/2015	1,570,000	1,681,423
Series A 5.00%, 8/1/2016	400,000	442,292
Series D 5.00%, 8/1/2016	1,000,000	1,105,730
Series E 5.00%, 8/1/2016	1,550,000	1,713,881
Series A 5.00%, 10/1/2016	5,000,000	5,562,350
Series A 5.00%, 8/1/2017	3,000,000	3,411,870
Series D 5.00%, 8/1/2017	5,340,000	6,073,129
Series E 5.00%, 8/1/2017	1,000,000	1,137,290
Series B 5.00%, 3/1/2018	11,500,000	13,188,430
Series D 5.00%, 8/1/2018	2,000,000	2,326,900
Series A 5.00%, 10/1/2018	2,700,000	3,151,467
Series D 5.00%, 10/1/2018	18,465,000	21,552,533
University of Minnesota, Revenue Series A 5.00%, 12/1/2015	7,000,000	7,549,570

		83,204,941

MISSISSIPPI — 0.1%
Mississippi, State General Obligation Series F 4.00%, 11/1/2018	2,525,000	2,828,202

MISSOURI — 0.6%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Revenue Bond Series A 5.00%, 10/1/2018	1,250,000	1,445,950

SPDR Nuveen Barclays Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Missouri, State Environmental Improvement & Energy Resources Authority Series A 5.00%, 1/1/2018	$1,975,000	$2,266,964
Missouri, State Highways & Transportation Commission, State Road Revenue:
Series A 2.50%, 5/1/2016	500,000	521,385
Series A 5.00%, 5/1/2016	625,000	684,019
Series A 5.00%, 5/1/2017	2,990,000	3,373,946
Series A 5.00%, 5/1/2018	4,525,000	5,209,225

		13,501,489

NEBRASKA — 0.1%
Omaha, NE, Public Power District Electric Revenue:
Series A 5.00%, 2/1/2016	2,000,000	2,165,440
Series C 5.00%, 2/1/2018	1,000,000	1,148,210

		3,313,650

NEVADA — 0.5%
Clark County, NV, Highway Improvement Revenue 5.00%, 7/1/2016	2,685,000	2,926,516
Clark County, NV, Sales and Excise Tax Revenue Series B 3.00%, 7/1/2015	2,985,000	3,069,535
Nevada, State General Obligation Series D-1 4.00%, 3/1/2016	1,500,000	1,600,920
Neveda, State Highway Improvement Revenue 4.00%, 12/1/2017	2,900,000	3,194,350

		10,791,321

NEW HAMPSHIRE — 0.2%
New Hampshire, State Federal Highway Revenue 5.00%, 9/1/2018	2,065,000	2,383,815
New Hampshire, State General Obligation Series A 5.00%, 7/1/2018	1,360,000	1,579,953
New Hampshire, State Municipal Bond Bank Revenue Series A 5.00%, 8/15/2017	1,265,000	1,428,944

		5,392,712

NEW JERSEY — 0.6%
Garden, State Preservation Trust, NJ, Open Space & Farmland Series A 5.00%, 11/1/2018	1,490,000	1,736,386
New Jersey, State General Obligation:
5.00%, 8/1/2015	2,445,000	2,598,839
Series Q 5.00%, 8/15/2016	4,850,000	5,362,791
Series Q 5.00%, 8/15/2018	1,000,000	1,159,790
New Jersey, State Higher Education Assistance Authority, Student Loan Revenue:
Series A 5.00%, 12/1/2014	250,000	257,600
Series 1A 5.00%, 12/1/2018	1,325,000	1,487,021

		12,602,427

NEW MEXICO — 2.0%
Albuquerque, NM, Municipal School District No. 12, General Obligation Series A 3.00%, 8/1/2015	8,250,000	8,552,775
New Mexico, State Finance Authority Transportation Revenue:
5.00%, 6/15/2017	2,000,000	2,264,840
5.00%, 6/15/2018	10,430,000	12,076,271
New Mexico, State General Obligation:
2.00%, 3/1/2016	5,625,000	5,796,169
5.00%, 3/1/2017	2,500,000	2,806,900
5.00%, 3/1/2018	1,000,000	1,152,210
New Mexico, State Severance Tax Revenue:
Series A-2 5.00%, 7/1/2015	1,000,000	1,059,500
Series B 5.00%, 7/1/2016	100,000	110,101
Series A 5.00%, 7/1/2018	8,470,000	9,809,276

		43,628,042

NEW YORK — 16.9%
Nassau County, NY, Interim Finance Authority Revenue Series A 5.00%, 11/15/2017	2,000,000	2,282,680
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue Series FF 5.00%, 6/15/2018	2,195,000	2,530,725
New York, NY, City Transitional Finance Authority Revenue:
Series C 5.00%, 11/1/2015	9,865,000	10,602,409
Series E 5.00%, 11/1/2015	5,000,000	5,373,750
Series E 5.00%, 11/1/2017	500,000	571,825
Series B 5.00%, 11/1/2018	3,605,000	4,187,171
New York, NY, City Transitional Finance Authority, Future Tax Secured Revenue:
Sub-Series I-2 4.00%, 11/1/2015	305,000	322,998
Series B 5.00%, 11/1/2014	285,000	293,014
5.00%, 11/1/2015	4,180,000	4,492,455
Sub-Series I-2 5.00%, 11/1/2015	835,000	897,416
SubSeries C-1 5.00%, 11/1/2015	550,000	591,113
Series A 5.00%, 11/1/2016	45,000	50,229
Series A 5.00%, 11/1/2016	1,455,000	1,618,513
Series C 5.00%, 11/1/2016	1,250,000	1,390,475
Series D 5.00%, 11/1/2016	5,000,000	5,561,900
Series B 5.00%, 11/1/2017	15,000,000	17,154,750
Series B 5.00%, 11/1/2017	2,295,000	2,624,677
Series B 5.00%, 11/1/2017	765,000	874,892
Sub-Series A-1 5.00%, 11/1/2017	1,490,000	1,704,039
Sub-Series B1 5.00%, 11/1/2017	5,000,000	5,718,250
New York, NY, General Obligation:
Series F-1 3.00%, 3/1/2015	9,490,000	9,735,316
Series B 4.00%, 8/1/2015	1,000,000	1,050,220
Series E 4.00%, 8/1/2015	450,000	472,599
Series H 4.00%, 8/1/2017	990,000	1,090,386
5.00%, 6/1/2015	6,110,000	6,450,694
5.00%, 8/1/2015	3,000,000	3,190,440
Series B 5.00%, 8/1/2015	7,500,000	7,976,100
Series E 5.00%, 8/1/2015	3,250,000	3,456,310
Series I 5.00%, 8/1/2015	2,735,000	2,908,618
Series I-1 5.00%, 8/1/2015	9,600,000	10,209,408

SPDR Nuveen Barclays Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Series B 5.00%, 8/1/2016	$5,000,000	$5,520,050
Series B 5.00%, 8/1/2016	4,295,000	4,741,723
Series F 5.00%, 8/1/2016	1,455,000	1,606,335
5.00%, 3/1/2017	5,000,000	5,596,900
Series F-1 5.00%, 3/1/2017	3,500,000	3,917,830
Series H-1 5.00%, 3/1/2017	3,910,000	4,376,776
Series C 5.00%, 8/1/2017	425,000	481,997
Series D 5.00%, 8/1/2017	5,435,000	6,163,888
Series E 5.00%, 8/1/2017	2,950,000	3,345,624
Series E 5.00%, 8/1/2017	2,050,000	2,324,926
Series G 5.00%, 8/1/2017	2,320,000	2,631,135
Series B 5.00%, 8/1/2018	10,000,000	11,552,000
Series E 5.00%, 8/1/2018	11,725,000	13,544,720
New York, NY, Metropolitan Transportation Authority, Dedicated Tax Fund Revenue Series A 5.00%, 11/15/2015	6,525,000	7,031,340
New York, NY, Municipal Bond Bank Agency, Special School Purpose Revenue:
4.00%, 12/1/2018	1,000,000	1,109,740
5.00%, 12/1/2016	5,375,000	5,990,814
New York, State Dormitory Authority:
4.00%, 5/15/2015	950,000	989,368
Series A 5.00%, 4/1/2016	3,190,000	3,474,516
Series A 5.00%, 7/1/2018	1,000,000	1,152,290
New York, State Dormitory Authority, Sales Tax Revenue:
Series A 3.00%, 3/15/2019	3,000,000	3,225,780
5.00%, 3/15/2019	5,000,000	5,852,650
New York, State Dormitory Authority, State Personal Income Tax Revenue:
Series C 4.00%, 3/15/2015	400,000	414,576
Series A 4.00%, 2/15/2016	500,000	533,440
4.00%, 3/15/2018	975,000	1,081,997
Series E 5.00%, 2/15/2015	250,000	260,475
5.00%, 3/15/2015	500,000	522,865
Series A 5.00%, 2/15/2016	5,025,000	5,456,396
Series E 5.00%, 2/15/2016	2,650,000	2,876,469
5.00%, 6/15/2016	2,300,000	2,526,159
Series C 5.00%, 3/15/2017	370,000	415,677
Series E 5.00%, 8/15/2017	1,675,000	1,904,609
5.00%, 2/15/2018	6,300,000	7,214,634
5.00%, 2/15/2018	500,000	572,590
Series B 5.00%, 2/15/2018	500,000	572,590
5.00%, 3/15/2018	5,715,000	6,562,249
Series B 5.00%, 3/15/2018	11,925,000	13,692,881
Series E 5.00%, 8/15/2018	9,600,000	11,125,056
New York, State Environmental Facilities Revenue:
4.00%, 8/15/2015	2,730,000	2,871,496
5.00%, 6/15/2016	3,690,000	4,056,269
Series A 5.00%, 8/15/2016	1,595,000	1,763,639
Series A 5.00%, 12/15/2016	765,000	856,104
Series A 5.00%, 6/15/2017	8,000,000	9,059,360
New York, State General Obligation:
Series I 5.00%, 8/1/2017	4,025,000	4,564,793
Series A-1 5.00%, 10/1/2017	5,175,000	5,899,448
Series C 5.00%, 4/15/2018	6,150,000	7,106,878
New York, State Local Government Assistance Corp. Revenue:
Series B 5.00%, 4/1/2016	200,000	218,258
Series A 5.00%, 4/1/2018	4,500,000	5,184,000
Series B 5.00%, 4/1/2018	2,300,000	2,649,600
New York, State Thruway Authority Personal Income Tax Revenue Series A 5.00%, 3/15/2017	2,950,000	3,314,177
New York, State Thruway Authority, Second General Highway & Bridge Trust Fund Series A 5.00%, 4/1/2018	2,940,000	3,368,270
New York, State Urban Development Corp. Revenue:
Series C 5.00%, 12/15/2015	390,000	421,613
Series B 5.00%, 1/1/2016	10,000,000	10,811,600
Series A 5.00%, 3/15/2016	11,100,000	12,081,684
Series B-1 5.00%, 3/15/2017	605,000	679,687
5.00%, 12/15/2017	975,000	1,119,758
New York, Triborough Bridge & Tunnel Authority Revenue:
Series B 4.00%, 11/15/2016	5,300,000	5,767,142
Series A 4.00%, 11/15/2017	2,300,000	2,543,616
Series B 5.00%, 11/15/2016	2,000,000	2,228,120
Series B 5.00%, 11/15/2017	3,350,000	3,823,489
New York, Utility Debt Securitization Authority Revenue Series TE 5.00%, 12/15/2018	1,000,000	1,109,110
Oyster Bay, NY, General Obligation Series B 3.00%, 11/1/2018 (b)	5,000,000	5,305,500
Westchester County, NY, General Obligation 5.00%, 11/1/2016	600,000	669,066

		363,219,114

NORTH CAROLINA — 4.1%
Buncombe County, NC, General Obligation Series A 5.00%, 6/1/2019	600,000	699,684
Guilford County, NC, General Obligation:
Series A 5.00%, 3/1/2017	9,220,000	10,346,223
Series C 5.00%, 10/1/2018	4,765,000	5,552,655
Mecklenburg County, NC, General Obligation:
Series C 5.00%, 12/1/2016	4,000,000	4,474,080
Series A 5.00%, 12/1/2017	2,200,000	2,525,820
Mecklenburg County, NC, Public Facilities Corp. 5.00%, 3/1/2017	4,400,000	4,923,908
North Carolina, State Capital Improvement Revenue Series A 5.00%, 5/1/2016	6,000,000	6,561,300
North Carolina, State General Obligation:
Series D 3.00%, 6/1/2019	7,175,000	7,752,013
Series B 5.00%, 6/1/2015	1,125,000	1,187,865
Series A 5.00%, 3/1/2016	5,500,000	5,982,295
Series A 5.00%, 5/1/2016	4,745,000	5,189,939
Series A 5.00%, 3/1/2017	4,080,000	4,583,390
Series A 5.00%, 3/1/2018	2,165,000	2,497,241
Series B 5.00%, 6/1/2018	1,000,000	1,161,730

SPDR Nuveen Barclays Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Series E 5.00%, 5/1/2019	$14,000,000	$16,499,560
North Carolina, State Grant & Anticipation Revenue 4.00%, 3/1/2016	1,030,000	1,097,661
North Carolina, State Turnpike Authority Monroe Connector System, Revenue 5.00%, 7/1/2018	3,020,000	3,478,557
Wake County, NC, General Obligation:
Series D 4.00%, 2/1/2016	705,000	751,438
5.00%, 3/1/2016	3,100,000	3,371,839

		88,637,198

OHIO — 3.0%
Columbus, OH, General Obligation:
Series A 5.00%, 7/1/2017	110,000	124,615
Series A 5.00%, 6/1/2018	4,780,000	5,536,148
Hamilton County, OH, Sewer System Revenue Series A 5.00%, 12/1/2018	2,580,000	2,996,360
Ohio, State Building Authority Revenue:
Series C 4.00%, 10/1/2015	3,145,000	3,320,805
Series C 4.00%, 10/1/2016	3,000,000	3,249,060
Series B 5.00%, 10/1/2017	2,150,000	2,444,615
Series B 5.00%, 10/1/2018	1,400,000	1,621,452
Ohio, State General Obligation:
Series B 4.00%, 3/15/2015	420,000	435,305
Series C 5.00%, 9/15/2015	10,500,000	11,224,605
5.00%, 7/1/2016	3,225,000	3,551,531
Series A 5.00%, 9/15/2016	1,000,000	1,108,920
Series B 5.00%, 9/15/2016	1,080,000	1,197,634
Series C 5.00%, 9/15/2016	2,000,000	2,217,840
Series A 5.00%, 12/1/2016	2,830,000	3,159,808
Series A 5.00%, 9/15/2017	5,000,000	5,693,000
Ohio, State Infrastructure Project Revenue:
Series 1 4.00%, 12/15/2015	1,000,000	1,063,220
Series 3 5.00%, 12/15/2016	12,930,000	14,451,344
Ohio, State Water Development Authority Revenue 5.00%, 12/1/2015	715,000	771,263

		64,167,525

OKLAHOMA — 0.8%
Oklahoma City, Water Utilities Trust, Water & Sewer Revenue 5.00%, 7/1/2018	1,000,000	1,159,470
Oklahoma, Capital Improvement Authority, State Facilities Revenue Series A 5.00%, 7/1/2018	2,225,000	2,560,864
Oklahoma, Capital Improvement Authority, State Highway Capital Improvement Revenue Series A 4.00%, 7/1/2017	1,010,000	1,106,819
Oklahoma, State General Obligation Series A 5.00%, 7/15/2018	2,480,000	2,874,518
Oklahoma, State Turnpike Authority Revenue:
Series A 5.00%, 1/1/2017	5,000,000	5,571,750
Series A 5.00%, 1/1/2019	2,775,000	3,238,924

		16,512,345

OREGON — 0.5%
Oregon, State Department of Administrative Services Lottery Revenue Series A 5.00%, 4/1/2015	1,000,000	1,047,870
Oregon, State Department of Transportation, Highway User Tax Revenue:
Series A 5.00%, 11/15/2017	1,405,000	1,609,512
Series A 5.00%, 11/15/2018	1,000,000	1,169,660
Oregon, State General Obligation:
Series J 5.00%, 5/1/2016	1,000,000	1,094,860
Series I 5.00%, 5/1/2018	1,900,000	2,197,141
Salem-Keizer, OR, School District No. 24J, General Obligation Series A 4.00%, 6/15/2015	1,250,000	1,306,750
Washington County, OR, School District No. 48J Beaverton, General Obligation Series B 4.00%, 6/15/2019	1,300,000	1,454,362

		9,880,155

PENNSYLVANIA — 4.4%
Pennsylvania, Intergovernmental Cooperative Authority, Special Tax Revenue 5.00%, 6/15/2015	5,000,000	5,287,500
Pennsylvania, State Economic Development Financing Authority, Unemployment Compensation Revenue:
Series A 4.00%, 1/1/2017	5,220,000	5,679,934
Series A 5.00%, 7/1/2015	500,000	529,880
Series A 5.00%, 7/1/2018	8,000,000	9,272,160
Pennsylvania, State General Obligation:
5.00%, 7/1/2016	1,700,000	1,872,533
Series A 5.00%, 5/1/2017	2,000,000	2,254,860
5.00%, 6/1/2017	18,565,000	20,987,733
5.00%, 7/1/2017	4,000,000	4,532,800
5.00%, 7/1/2017	21,000,000	23,797,200
Series A 5.00%, 5/1/2018	1,000,000	1,152,070
5.00%, 7/1/2018	4,185,000	4,839,199
5.00%, 7/1/2018	1,025,000	1,185,228
Series A 5.00%, 7/15/2018	5,000,000	5,788,600
Pennsylvania, State Higher Educational Facilities Authority Revenue 5.00%, 6/15/2015	7,110,000	7,516,123

		94,695,820

SOUTH CAROLINA — 0.6%
Richland County, SC, School District No. 1, General Obligation Series A 5.00%, 3/1/2018	1,045,000	1,200,590
South Carolina, State General Obligation:
Series A 4.00%, 6/1/2015	1,470,000	1,535,106
5.00%, 3/1/2016	5,000,000	5,438,450

SPDR Nuveen Barclays Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

South Carolina, State Public Service Authority Revenue Series B 5.00%, 12/1/2016	$3,500,000	$3,893,120

		12,067,266

TENNESSEE — 1.9%
Memphis, TN, Electric System Revenue:
5.00%, 12/1/2017	7,475,000	8,523,967
5.00%, 12/1/2018	4,880,000	5,657,970
Memphis, TN, General Obligation Series A 5.00%, 11/1/2018	2,750,000	3,196,765
Nashville & Davidson County, TN, Metropolitan Government Electric Revenue Series B 5.00%, 5/15/2019	2,790,000	3,258,692
Nashville & Davidson County, TN, Metropolitan Government General Obligation:
5.00%, 7/1/2016	2,800,000	3,082,184
Series D 5.00%, 7/1/2017	5,700,000	6,457,302
Shelby County, TN, General Obligation Series A 5.00%, 4/1/2017	5,360,000	6,024,801
Tennessee, State General Obligation:
Series A 5.00%, 10/1/2016	125,000	139,026
Series B 5.00%, 11/1/2018	975,000	1,141,442
Tennessee, State School Bond Authority:
4.00%, 5/1/2015	2,000,000	2,082,220
Series C 5.00%, 5/1/2017	1,050,000	1,169,784

		40,734,153

TEXAS — 7.2%
Austin, TX, Electric Utility System Revenue 4.00%, 11/15/2017	1,000,000	1,105,540
Austin, TX, Water & Wastewater System Revenue 5.00%, 5/15/2015	975,000	1,027,289
Conroe, TX, Independent School District, General Obligation 5.00%, 2/15/2018 (b)	695,000	798,180
Cypress-Fairbanks, TX, Independent School District, General Obligation 4.00%, 2/15/2018 (b)	4,000,000	4,439,520
Dallas, TX, Area Rapid Transit, Sales Tax Revenue Series A 5.00%, 12/1/2015	600,000	647,004
Dallas, TX, General Obligation:
5.00%, 2/15/2017	10,000	11,200
5.00%, 2/15/2017	4,180,000	4,677,796
Series A 5.00%, 2/15/2018	5,000	5,748
Series A 5.00%, 2/15/2018	1,545,000	1,773,737
Dallas, TX, Independent School District, General Obligation:
4.00%, 2/15/2016 (b)	2,000,000	2,134,540
5.00%, 8/15/2017 (b)	4,000,000	4,555,480
5.00%, 8/15/2018 (b)	5,715,000	6,657,346
Frisco, TX, Refunding Improvement, General Obligation 5.00%, 2/15/2016	4,000,000	4,342,600
Houston, TX, General Obligation:
Series A 4.00%, 3/1/2017	4,000,000	4,368,760
Series A 5.00%, 3/1/2016	5,000,000	5,436,400
Series A 5.00%, 3/1/2017	530,000	594,088
Series A 5.00%, 3/1/2017	1,035,000	1,160,152
Series B 5.00%, 3/1/2018	2,500,000	2,874,300
Houston, TX, Utilities System Revenue:
Series C 5.00%, 11/15/2015	4,685,000	5,043,028
Series E 5.00%, 11/15/2016	13,775,000	15,342,319
Northside, TX, Independent School District, General Obligation:
1.35%, 6/1/2033 (a)(b)	10,000,000	9,824,300
5.00%, 2/15/2018 (b)	2,200,000	2,525,710
Northside, TX, Tollway Authority Revenue Series A 5.00%, 9/1/2016	1,100,000	1,212,332
San Antonio, TX, Electric & Gas Revenue Series D 5.00%, 2/1/2018	500,000	573,090
San Antonio, TX, Electric and Gas Revenue Series D 5.00%, 2/1/2017	2,755,000	3,078,685
San Antonio, TX, General Obligation 5.00%, 2/1/2018	2,475,000	2,842,835
Texas A&M, State University Revenue:
Series D 4.00%, 5/15/2016	750,000	806,520
Series B 5.00%, 5/15/2016	1,000,000	1,096,410
Texas Tech, State University Revenue:
Series A 3.00%, 8/15/2016	1,500,000	1,584,105
5.00%, 2/15/2017	2,695,000	3,011,043
Texas, North East Independent School District, General Obligation 5.00%, 8/1/2018 (b)	10,000,000	11,629,900
Texas, State General Obligation:
5.00%, 10/1/2015	3,495,000	3,743,564
Series A 5.00%, 10/1/2015	8,000,000	8,568,960
Series B 5.00%, 4/1/2016	1,700,000	1,855,193
5.00%, 10/1/2016	4,000,000	4,447,760
Series A 5.00%, 10/1/2016	2,110,000	2,346,193
Series A 5.00%, 10/1/2017	1,550,000	1,771,015
Series B 5.00%, 10/1/2017	3,535,000	4,039,056
Series A 5.00%, 4/1/2019	405,000	476,377
Texas, State Public Finance Authority:
Series A 5.00%, 1/1/2016	2,350,000	2,540,726
Series A 5.00%, 1/1/2017	1,100,000	1,183,457
Series A 5.00%, 7/1/2017	2,855,000	3,071,609
Texas, State Transportation Commission, Highway Fund Revenue Series A 5.00%, 4/1/2019 (d)	10,000,000	11,767,700
Texas, State University Revenue 5.00%, 3/15/2016	1,000,000	1,089,050
University of Texas, Revenue:
Series A 5.00%, 8/15/2015	3,100,000	3,302,988
Series A 5.00%, 8/15/2018	220,000	256,377

		155,639,982

UTAH — 1.6%
Utah, State General Obligation:
Series A 4.00%, 7/1/2017	680,000	750,237

SPDR Nuveen Barclays Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Series A 5.00%, 7/1/2015	$6,900,000	$7,312,344
Series C 5.00%, 7/1/2015	1,300,000	1,377,688
Series A 5.00%, 7/1/2016	5,050,000	5,562,524
Series C 5.00%, 7/1/2018	15,425,000	17,954,546
Series C 5.00%, 7/1/2018	2,240,000	2,607,338

		35,564,677

VIRGINIA — 3.2%
Fairfax County, VA, General Obligation:
Series A 5.00%, 10/1/2016	9,220,000	10,259,463
Series A 5.00%, 4/1/2018	210,000	242,812
Series A 5.00%, 10/1/2018	3,000,000	3,511,680
Richmond, VA, General Obligation Series C 5.00%, 7/15/2016	2,000,000	2,201,180
Virginia, State College Building Authority, Educational Facilities Revenue:
Series A 5.00%, 9/1/2016	1,000,000	1,104,910
5.00%, 2/1/2017	1,000,000	1,118,390
5.00%, 2/1/2018	6,160,000	7,062,994
Series A 5.00%, 9/1/2018	4,090,000	4,750,003
Series B 5.00%, 9/1/2018	1,945,000	2,258,865
Virginia, State Public Building Authority, Building Revenue Series B 5.00%, 8/1/2016	5,600,000	6,174,168
Virginia, State Public School Authority Revenue:
4.00%, 8/1/2015	210,000	220,546
Series A 4.00%, 8/1/2018	7,765,000	8,651,375
Series C 5.00%, 8/1/2018	460,000	532,864
Virginia, State Resources Authority Clean Water Revenue 5.00%, 10/1/2018	1,000,000	1,164,350
Virginia, State Transportation Board Revenue:
Series A 5.00%, 9/15/2015	500,000	534,505
5.00%, 5/15/2016	16,170,000	17,692,891
5.00%, 9/15/2018	2,210,000	2,557,235

		70,038,231

WASHINGTON — 4.2%
Central Puget Sound, WA, Regional Transit Authority Series P-1 5.00%, 2/1/2017	4,500,000	5,034,060
Energy Northwest Washington, Electricity Revenue:
5.00%, 7/1/2015	500,000	529,815
Series A 5.00%, 7/1/2015	500,000	529,815
Series A 5.00%, 7/1/2017	13,700,000	15,506,071
Series A 5.00%, 7/1/2017	4,195,000	4,748,027
Series B 5.00%, 7/1/2017	100,000	113,183
Series B 5.00%, 7/1/2017	7,200,000	8,149,176
Series A 5.25%, 7/1/2018	5,575,000	6,501,453
King County, WA, Water & Sewer Revenue Series B 5.00%, 1/1/2016	4,500,000	4,861,080
Seattle, WA, Municipal Light & Power Revenue Series B 5.00%, 2/1/2018	1,000,000	1,146,990
Seattle, WA, Water System Revenue 5.00%, 9/1/2017	845,000	963,875
Snohomish County, WA, Public Utility Revenue 5.00%, 12/1/2016	425,000	472,022
Snohomish County, WA, School District No. 15, General Obligation 4.00%, 12/1/2017	2,400,000	2,652,696
Tacoma, WA, Electric System Revenue Series A 4.00%, 1/1/2018	2,000,000	2,200,560
Washington, Federal Highway Grant Anticipation Revenue:
Series F 5.00%, 9/1/2016	1,110,000	1,226,162
Series C 5.00%, 9/1/2018	5,750,000	6,605,830
Washington, State General Obligation:
Series R 5.00%, 7/1/2015	3,000,000	3,178,890
Series A 5.00%, 8/1/2015	4,110,000	4,370,903
5.00%, 7/1/2017	13,900,000	15,770,662
Series 2010B 5.00%, 1/1/2018	425,000	486,476
5.00%, 7/1/2018	5,000,000	5,792,850

		90,840,596

WISCONSIN — 1.8%
Milwaukee, WI, General Obligation:
Series N3 5.00%, 5/15/2016	2,590,000	2,826,441
Series N2 5.00%, 5/1/2017	10,000,000	11,228,800
Wisconsin, State General Obligation:
Series A 3.00%, 5/1/2015	400,000	412,096
4.00%, 11/1/2016	1,950,000	2,123,004
Series A 5.00%, 5/1/2015	3,380,000	3,554,949
Series C 5.00%, 5/1/2015	10,000,000	10,517,600
Series C 5.00%, 5/1/2017	500,000	563,880
Series 1 5.00%, 5/1/2018	1,000,000	1,155,090
Series 2 5.00%, 5/1/2019 (d)	4,750,000	5,564,910

		37,946,770

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $2,126,861,194)		2,138,982,327

	Shares
SHORT TERM INVESTMENT — 0.3%
MONEY MARKET FUND — 0.3%
State Street Institutional Tax Free Money Market Fund (e)(f)(g) (Cost $6,060,083)	6,060,083	6,060,083

TOTAL INVESTMENTS — 99.6% (h)
(Cost $2,132,921,277)		2,145,042,410
OTHER ASSETS & LIABILITIES — 0.4%		9,693,372

NET ASSETS — 100.0%		$2,154,735,782

SPDR Nuveen Barclays Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

(a)	Variable rate security. Rate shown is rate in effect at March 31, 2014. Maturity date disclosed is the ultimate maturity.
(b)	Bond is insured by one of these companies:

As a % of
	Insurance Coverage	Net Assets

	Permanent School Fund Guaranteed	1.98%
	Assured Guaranty Municipal Corp.	0.73%

(c)	Amount shown represents less than 0.05% of net assets.
(d)	When-issued security
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments).
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Value is determined based on Level 1 inputs (See accompanying Notes to Schedules of Investments).
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (See accompanying Notes to Schedules of Investments).

SPDR Nuveen S&P VRDO Municipal Bond ETF
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

MUNICIPAL BONDS & NOTES — 92.0%
ALASKA — 7.5%
Alaska, State Housing Finance Corp. Revenue:
Series A 0.08%, 12/1/2030 (a)	$200,000	$200,000
Series D 0.23%, 12/1/2041 (a)	250,000	250,000

		450,000

ARIZONA — 1.6%
Arizona, Health Facilities Authority Revenue Series E 0.08%, 1/1/2029 (a)	100,000	100,000

CALIFORNIA — 2.5%
Riverside, CA, Electric Revenue Series C 0.06%, 10/1/2035 (a)	150,000	150,000

COLORADO — 14.2%
Broomfield, CO, Urban Renewal Authority, Tax Revenue 0.14%, 12/1/2030 (a)	250,000	250,000
Colorado, Educational & Cultural Facilities Authority 0.09%, 7/1/2033 (a)	200,000	200,000
Colorado, Housing & Finance Authority Revenue 0.06%, 11/1/2034 (a)	100,000	100,000
Southern UTE Indian Tribe Reservation Co. Zero Coupon, 4/1/2040 (a)(b)	300,000	300,000

		850,000

DISTRICT OF COLUMBIA — 2.5%
District of Columbia Revenue Series A Zero Coupon, 1/1/2029 (a)	150,000	150,000

LOUISIANA — 4.2%
St. James Parish, LA, Revenue Series A-1 0.33%, 11/1/2040 (a)	250,000	250,000

MASSACHUSETTS — 5.0%
Massachusetts Bay Transportation Authority Sales Tax Revenue Series A-1 0.08%, 7/1/2021 (a)	300,000	300,000

NEBRASKA — 1.7%
Nebraska, Central Plains Energy Project Revenue 0.06%, 8/1/2039 (a)	100,000	100,000

NEW MEXICO — 1.7%
New Mexico, State Municipal Energy Acquisition Authority, Gas Supply Revenue 0.06%, 11/1/2039 (a)	100,000	100,000

NEW YORK — 12.1%
New York, NY, City Transitional Finance Authority Revenue Series 3 0.33%, 11/1/2022 (a)	325,000	325,000
New York, NY, Metropolitan Transportation Authority Revenue 0.09%, 11/1/2035 (a)	100,000	100,000
New York, State Housing Finance Agency Series A 0.10%, 11/1/2037 (a)	300,000	300,000

		725,000

NORTH CAROLINA — 3.3%
Charlotte, NC, Water & Sewer System Revenue Series C 0.08%, 6/1/2025 (a)	200,000	200,000

OHIO — 8.3%
Ohio, State General Obligation Series C 0.05%, 6/15/2026 (a)	300,000	300,000
Ohio, State University Series E 0.06%, 6/1/2035 (a)	200,000	200,000

		500,000

PENNSYLVANIA — 4.2%
Pennsylvania, Delaware Valley Regional Financing Authority Revenue Series B 0.30%, 6/1/2042 (a)	250,000	250,000

TENNESSEE — 8.3%
Clarksville, TN, Public Building Authority Revenue:
0.12%, 6/1/2024 (a)	100,000	100,000
0.12%, 6/1/2029 (a)	100,000	100,000
Montgomery County, TN, Public Building Authority Revenue 0.11%, 9/1/2029 (a)	300,000	300,000

		500,000

VIRGINIA — 9.9%
Montgomery County, VA, Industrial Development Authority Revenue 0.07%, 2/1/2039 (a)	300,000	300,000
Norfolk Redevelopment & Housing Authority Revenue 0.14%, 7/1/2034 (a)	295,000	295,000

		595,000

WASHINGTON — 5.0%
Washington, Health Care Facilities Authority Revenue Series C 0.10%, 10/1/2042 (a)	300,000	300,000

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $5,520,000)		5,520,000

	Shares
SHORT TERM INVESTMENT — 8.0%
MONEY MARKET FUND — 8.0%
State Street Institutional Tax Free Money Market Fund 0.00% (c)(d)(e) (Cost $478,937)	478,937	478,937

TOTAL INVESTMENTS — 100.0% (f)
(Cost $5,998,937)		5,998,937
OTHER ASSETS & LIABILITIES — 0.0% (g)		(341)

NET ASSETS — 100.0%		$5,998,596

SPDR Nuveen S&P VRDO Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

(a)	Variable rate security. Rate shown is rate in effect at March 31, 2014. Maturity date disclosed is the ultimate maturity.
(b)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 5.0% of net assets as of March 31, 2014, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments).
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs (See accompanying Notes to Schedules of Investments).
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (See accompanying Notes to Schedules of Investments).
(g)	Amount shown represents less than 0.05% of net assets.

SPDR Nuveen S&P High Yield Municipal Bond ETF
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

COMMON STOCKS — 0.0% (a)
AIRLINES — 0.0% (a)
American Airlines Group, Inc. (b)(c) (Cost $21)	$1	$36

CONVERTIBLE PREFERRED STOCKS — 0.1%
AIRLINES — 0.1%
American Airlines Group, Inc. (c)(d) (Cost $229,872)	9,008	248,621

MUNICIPAL BONDS & NOTES — 97.6%
ALABAMA — 2.0%
Jefferson County, AL, Capital Improvement Obligation Warrant Series A 5.00%, 4/1/2024 (e)	1,500,000	1,466,550
Jefferson County, AL, School Warrant Revenue Series A 5.00%, 1/1/2024	1,000,000	990,200
Jefferson County, AL, Subordinate Lien Sewer Warrant Revenue Series D 6.00%, 10/1/2042	2,000,000	2,017,360

		4,474,110

ALASKA — 0.3%
Northern Alaska, Tobacco Securitization Corp., Tobacco Settlement Revenue Asset Backed Bonds:
Series A 5.00%, 6/1/2032	500,000	384,825
Series A 5.00%, 6/1/2046	500,000	346,645

		731,470

ARIZONA — 2.9%
Arizona, AZ, Health Facilities Authority, Hospital Revenue Series B 4.00%, 2/1/2022	1,000,000	1,028,650
Downtown Phoenix, AZ, Hotel Corp. Revenue Series A 5.25%, 7/1/2023	1,010,000	1,019,575
Phoenix, AZ, Industrial Development Authority Education Revenue:
6.00%, 7/1/2032	250,000	248,330
7.50%, 7/1/2042	500,000	497,590
Series A 7.50%, 7/1/2042	1,000,000	963,590
Pima County, AZ, Industrial Development Authority Education Revenue 6.00%, 7/1/2048	1,000,000	897,530
Quechan Indian Tribe, AZ, Fort Yuma Indian Reservation Revenue Series A 9.75%, 5/1/2025	1,000,000	1,123,150
Watson Road Community Facilities District Revenue, Special Assessment 5.75%, 7/1/2022	700,000	714,644

		6,493,059

CALIFORNIA — 17.9%
California County, CA, Tobacco Securitization Agency, Tobacco Settlement Revenue 5.45%, 6/1/2028	990,000	879,061
California, Golden State Tobacco Securitization Corp., Revenue:
Series A-1 5.00%, 6/1/2033	2,000,000	1,556,600
Series A 5.00%, 6/1/2045	1,000,000	1,000,040
Series A-1 5.13%, 6/1/2047	1,860,000	1,371,452
Series A-1 5.75%, 6/1/2047	1,585,000	1,281,140
California, Pollution Control Financing Authority, Water Furnishing Sacramento Revenue 5.00%, 11/21/2045 (f)	500,000	472,685
California, State General Obligation:
4.00%, 4/1/2017	200,000	219,280
5.00%, 9/1/2021	760,000	900,106
5.00%, 9/1/2035	600,000	632,640
5.00%, 11/1/2043	1,000,000	1,065,800
5.60%, 3/1/2036	650,000	733,089
California, State Public Works Board, Lease Revenue:
Series C 5.00%, 9/1/2036	1,650,000	1,754,742
Subseries I 6.63%, 11/1/2034	510,000	511,964
California, State School Finance Authority, Charter School Revenue Series A 5.00%, 10/1/2042	750,000	675,487
California, Statewide Communities Development Authority Revenue:
Series I 4.50%, 11/1/2037	675,000	649,336
Series A 4.88%, 11/15/2036	550,000	503,124
Series A 5.13%, 7/15/2031	500,000	479,615
Series A 5.25%, 7/1/2030	795,000	778,774
Series A 6.00%, 10/1/2047	1,000,000	1,001,030
Carlsbad, CA, Improvement Bond Act 1915, Special Assessment 5.00%, 9/2/2035	510,000	521,108
Chino, CA, Public Financing Authority, Special Tax Revenue 5.00%, 9/1/2034	100,000	101,829
Foothill-Eastern Transportation Corridor Agency Revenue Series C 6.25%, 1/15/2033	1,500,000	1,609,965
Golden State Tobacco Securitization Corp., Revenue Series A-1 4.50%, 6/1/2027	2,000,000	1,726,140
Hesperia, CA, Public Financing Authority, Tax Allocation Series A 5.50%, 9/1/2022	1,000,000	1,040,290
Los Angeles, CA, Regional Airports Improvement Corp., Lease Revenue Series A 7.13%, 12/1/2024 (g)	500,000	506,075
M-S-R Energy Authority Revenue Series B 6.50%, 11/1/2039	1,000,000	1,266,240
March, CA, Joint Powers Redevelopment Agency, Tax Allocation Series B 7.50%, 8/1/2041	1,000,000	1,126,960
Oakley, CA, Public Finance Authority Revenue, Special Assessment 5.30%, 9/2/2034	170,000	176,618
Palomar Pomerado, CA, Health Care District, Certificates of Participation 6.00%, 11/1/2041	2,000,000	1,947,340
Pittsburg, CA, Redevelopment Agency, Tax Allocation:
Zero Coupon, 8/1/2020 (b)(e)	500,000	395,330
6.50%, 9/1/2028	1,000,000	1,043,850

SPDR Nuveen S&P High Yield Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Rancho Mirage, CA, Joint Powers Financing Authority Revenue Series A 5.00%, 7/1/2027	$1,000,000	$1,019,280
Riverside County, CA, Redevelopment Agency, Tax Allocation Series A 6.00%, 10/1/2039	430,000	453,616
San Francisco City & County Airports Comm-San Francisco International Airport Revenue Series D 3.38%, 5/1/2027	1,100,000	1,083,390
Saugus Union School District, Special Tax 5.00%, 9/1/2031	1,000,000	1,033,600
Temecula, CA, Public Financing Authority, Special Tax Revenue:
5.00%, 9/1/2030	500,000	527,735
5.00%, 9/1/2034	1,000,000	1,032,310
Tobacco Securitization Authority of Northern California, Tobacco Settlement Revenue Series A1 5.50%, 6/1/2045	1,605,000	1,251,435
Tobacco Securitization Authority of Southern California, Tobacco Settlement Revenue:
Series A1 5.00%, 6/1/2037	1,000,000	759,190
Series A1 5.13%, 6/1/2046	1,000,000	737,420
Tulare, CA, Local Health Care District Revenue 5.10%, 11/1/2027	1,000,000	838,370
Vernon, CA, Electric System Revenue Series A 5.13%, 8/1/2021	1,125,000	1,236,251
West Contra Costa, CA, Healthcare District, Certificates of Participation 5.75%, 7/1/2037	515,000	550,138
West Sacramento Financing Authority, Special Tax 5.00%, 9/1/2025	1,550,000	1,568,755

		40,019,200

COLORADO — 5.2%
Colorado High Performance Transportation Enterprise Revenue 5.75%, 1/1/2044	750,000	753,503
Colorado, Health Facilities Authority Revenue:
Series B 4.00%, 12/1/2026	500,000	474,295
Series A 5.90%, 8/1/2037	1,000,000	817,300
Series A 7.75%, 8/1/2039	485,000	487,852
Denver, CO, City & County Special Facilities, Airport Revenue Series A 5.25%, 10/1/2032	1,000,000	955,560
E-470 Public Highway Authority Revenue Series B Zero Coupon, 9/1/2037 (b)(e)	1,000,000	257,420
Granby Ranch, CO, Metropolitan District, General Obligation 6.75%, 12/1/2036	500,000	500,715
Great Western, CO, Metropolitan District, General Obligation Series A1 9.00%, 8/1/2039	1,000,000	1,019,810
Metropolitan District, CO, Compark Business Campus, General Obligation:
Series A 5.75%, 12/1/2027	1,000,000	1,014,730
Series A 6.75%, 12/1/2039	1,000,000	1,014,530
Plaza, CO, Metropolitan District No. 1, Revenue, Tax Allocation 5.00%, 12/1/2040	500,000	489,935
Prairie Center, CO, Metropolitan District No. 3, General Obligation Series A 5.40%, 12/15/2031	1,000,000	968,900
Public Authority for Colorado, State Natural Gas Purchase Revenue 6.25%, 11/15/2028	1,145,000	1,377,103
Regional, CO, Transportation District, Private Activity Revenue 6.00%, 1/15/2034	1,300,000	1,375,036
Tallyns Reach, CO, Metropolitan District No. 3, General Obligation 5.13%, 11/1/2038	135,000	129,825

		11,636,514

CONNECTICUT — 0.5%
Harbor Point, CT, Special Obligation Revenue Series A 7.88%, 4/1/2039	500,000	561,350
Mohegan Tribe of Indians, CT, Gaming Authority Revenue 5.13%, 1/1/2023 (f)	500,000	491,835

		1,053,185

DISTRICT OF COLUMBIA — 0.4%
District of Columbia, Howard University Revenue Series A 6.25%, 10/1/2032	880,000	946,449

FLORIDA — 6.0%
Alachua County, FL, Health Facilities Authority Series A 7.38%, 11/15/2019	300,000	301,980
Ave Maria, FL, Stewardship Community District, Special Assessment 6.70%, 5/1/2042	990,000	1,005,325
Collier County, FL, Industrial Development Authority Revenue Series A 8.13%, 5/15/2044 (f)	1,500,000	1,524,045
Escambia County, FL, Health Facilities Authority Revenue Series A 5.75%, 8/15/2029	1,000,000	1,065,680
Florida Development Finance Corp., Educational Facilities Revenue:
Series A 6.13%, 6/15/2043	500,000	453,255
Series A 7.50%, 6/15/2033	500,000	507,900
Fort Pierce, FL, Redevelopment Agency Revenue, Tax Allocation 5.00%, 5/1/2031	1,000,000	1,018,960
Hillsborough County, FL, Industrial Development Authority, Hospital Revenue 5.25%, 10/1/2026	1,000,000	1,037,840
Lake County, FL, Industrial Development Revenue Series A 7.13%, 11/1/2042	500,000	468,560

SPDR Nuveen S&P High Yield Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Lakes by the Bay, FL, Community Development District, Special Assessment:
5.25%, 11/1/2033	$500,000	$482,375
5.75%, 11/1/2042	500,000	482,320
Madison County, FL, Revenue Series A 6.00%, 7/1/2025	690,000	594,745
Northern Palm Beach County, FL, Improvement District, Special Assesment 5.13%, 8/1/2022	930,000	937,152
Renaissance Community Development District, FL, Special Assessment 5.55%, 5/1/2033	500,000	505,160
Seven Oaks, FL, Community Development District, Special Assessment Series A-2 6.50%, 5/1/2033	750,000	766,237
Sumter County Industrial Development Authority Revenue Series A 5.25%, 7/1/2044	1,500,000	1,508,970
Tolomato, FL, Community Development District, Special Assessment:
Series A-2 Zero Coupon, 5/1/2039 (b)(h)	65,000	47,516
Series A-3 Zero Coupon, 5/1/2040 (b)(h)	195,000	116,113
Series A-4 Zero Coupon, 5/1/2040 (b)(h)	85,000	37,454
Series 1 6.65%, 5/1/2040 (g)	10,000	10,057
Series 2 6.65%, 5/1/2040 (g)	470,000	268,901
Series 3 6.65%, 5/1/2040 (g)(h)	120,000	1
Series A-1 6.65%, 5/1/2040	200,000	201,120

		13,341,666

GEORGIA — 0.5%
Georgia, State Local Government, Certificates of Participation Series A 4.75%, 6/1/2028 (e)	1,000,000	1,016,470

GUAM — 1.4%
Guam, Government General Obligation Series A 6.75%, 11/15/2029	1,000,000	1,057,690
Guam, Government Waterworks Authority, Water & Wastewater System Revenue:
5.00%, 7/1/2028	1,000,000	1,038,960
5.63%, 7/1/2040	1,000,000	1,013,820

		3,110,470

HAWAII — 0.2%
Hawaii, State Department of Budget & Finance, Special Purpose Revenue Series A 4.65%, 3/1/2037	380,000	363,462

ILLINOIS — 5.4%
Chicago O’Hare International Airport Revenue Series A 4.00%, 1/1/2032	1,020,000	934,167
Chicago, IL, General Obligation Series B 4.75%, 1/1/2032 (e)	1,500,000	1,492,770
Cook County, IL, Revenue 6.50%, 10/15/2040	1,000,000	995,950
Illinois, State Finance Authority Revenue:
4.25%, 5/15/2043	430,000	354,535
Series C 4.50%, 11/15/2032	1,400,000	1,386,000
5.00%, 5/15/2043	675,000	639,340
5.75%, 5/15/2046	1,000,000	938,740
6.13%, 5/15/2027	1,000,000	1,058,100
7.13%, 2/1/2034	1,000,000	1,055,910
7.13%, 2/15/2039	1,100,000	1,128,831
Illinois, State Finance Authority, Student Housing Revenue Series A 5.00%, 6/1/2024 (g)	500,000	404,985
Railsplitter, IL, Tobacco Settlement Authority Revenue 5.50%, 6/1/2023	500,000	576,690
Southwestern, IL, Development Authority Revenue 7.63%, 11/1/2048	1,000,000	1,045,860

		12,011,878

INDIANA — 2.7%
Indiana, State Finance Authority Revenue 5.00%, 10/1/2042	1,280,000	1,282,163
Indiana, State Finance Authority, Environmental Revenue:
6.00%, 12/1/2019	1,000,000	1,046,430
6.00%, 12/1/2026	550,000	567,358
Indiana, State Finance Authority, Hospital Revenue 5.50%, 8/15/2040	500,000	502,465
Valparaiso City, IN, Exempt Facilities Revenue 6.75%, 1/1/2034	1,500,000	1,588,770
Vigo County, IN, Hospital Authority Revenue 5.75%, 9/1/2042 (f)	1,000,000	958,160

		5,945,346

IOWA — 1.4%
Iowa Finance Authority, Midwestern Disaster Area Revenue:
5.00%, 12/1/2019	1,000,000	994,580
5.50%, 12/1/2022	1,000,000	999,920
Tobacco Settlement Authority, IA, Tobacco Settlement Revenue Series C 5.50%, 6/1/2042	1,355,000	1,061,100

		3,055,600

KANSAS — 0.6%
KS Independent College Finance Authority & Educational Facilities Revenue Series A 5.80%, 3/1/2037	445,000	439,420
Lenexa, KS, Health Facility Revenue 5.25%, 5/15/2022	1,000,000	1,018,650

		1,458,070

LOUISIANA — 1.8%
Jefferson Parish, LA, Hospital Service District No. 2, Hospital Revenue 6.38%, 7/1/2041	1,060,000	1,132,345
Louisiana Public Facilities Authority 4.50%, 7/1/2037	1,370,000	1,222,711

SPDR Nuveen S&P High Yield Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Louisiana, Public Facilities Authority 6.50%, 7/1/2036	$1,000,000	$1,034,980
Louisiana, State Environmental Facilities & Community Development Authority Revenue 6.75%, 11/1/2032	500,000	552,840

		3,942,876

MAINE — 1.6%
Maine Health & Higher Educational Facilities Authority Revenue:
5.00%, 7/1/2019	1,500,000	1,619,670
5.00%, 7/1/2043	1,000,000	1,002,860
6.75%, 7/1/2036	500,000	539,375
Rumford, ME, Solid Waste Disposal Revenue 6.88%, 10/1/2026	525,000	526,423

		3,688,328

MARYLAND — 0.2%
Howard County, MD, Special Obligation Bond, Tax Allocation 6.10%, 2/15/2044	425,000	428,727

MASSACHUSETTS — 0.8%
Massachusetts, Development Finance Agency, Resource Recovery Revenue Series B 4.88%, 11/1/2042	500,000	470,270
Massachusetts, Port Authority Facilities Revenue:
Series A 5.00%, 1/1/2027 (e)	1,190,000	1,142,198
Series A 5.50%, 1/1/2016 (e)	250,000	250,165

		1,862,633

MICHIGAN — 2.6%
Conner Creek Academy, MI, Public School Revenue 5.00%, 11/1/2026	900,000	726,309
Detroit, MI, Water and Sewerage Department System Revenue Series A 5.25%, 7/1/2039	980,000	927,521
Kent County, MI, Hospital Finance Authority Revenue Series A 5.25%, 7/1/2030	1,255,000	1,301,372
Michigan Finance Authority Ltd., Miscellaneous Revenue 8.13%, 4/1/2041	495,000	533,189
Michigan, State Tobacco Settlement Finance Authority Revenue Series A 6.88%, 6/1/2042	1,590,000	1,479,177
Saline, MI, Economic Development Corp., Revenue 5.50%, 6/1/2047	1,000,000	948,220

		5,915,788

MINNESOTA — 0.4%
Oakdale, MN, Oak Meadows Project, Revenue 5.00%, 4/1/2034	1,000,000	934,060

MISSISSIPPI — 0.4%
D’Iberville, MS, Tax Increment Limited Obligation, Tax Allocation 5.00%, 4/1/2033	1,000,000	993,940

MISSOURI — 0.5%
Lees Summit, MO, Industrial Development Authority, Special Assessment & Sales Tax Revenue:
5.00%, 5/1/2035	265,000	258,584
6.00%, 5/1/2042	435,000	421,781
Raymore, MO, Tax Increment Limited Obligation, Tax Allocation Series A 4.00%, 5/1/2020	340,000	337,161

		1,017,526

MONTANA — 0.5%
Montana State Board of Regents Higher Education Revenue 5.00%, 11/15/2043	1,000,000	1,074,210

NEBRASKA — 1.0%
Central Plains Energy Project, NE, Natural Gas Revenue 5.00%, 9/1/2032	1,250,000	1,287,162
Nebraska Public Power District General Revenue Series C 4.00%, 1/1/2015	1,000,000	1,028,850

		2,316,012

NEVADA — 0.5%
North Las Vegas, NV, Wastewater Reclamation, General Obligation 4.50%, 10/1/2036 (e)	250,000	212,933
Sparks, NV, Tourism Improvement District No. 1, Sales Tax Revenue Series A 6.75%, 6/15/2028 (f)	1,000,000	1,019,860

		1,232,793

NEW JERSEY — 5.4%
Bayonne, NJ, Redevelopment Agency Revenue Series A 5.38%, 11/1/2035	535,000	494,800
New Jersey Economic Development Authority Revenue 5.00%, 3/1/2020	275,000	316,762
New Jersey Educational Facilities Authority Revenue Series D 5.00%, 7/1/2027	230,000	237,215
New Jersey Health Care Facilities Financing Authority Revenue 5.75%, 7/1/2037	970,000	966,207
New Jersey, Economic Development Authority Revenue:
4.25%, 6/15/2027	500,000	502,135
5.13%, 1/1/2034	1,000,000	1,025,540
5.25%, 9/15/2029	1,050,000	1,046,672
5.75%, 9/15/2027	1,000,000	1,016,690
New Jersey, Health Care Facilities Financing Authority Revenue:
Zero Coupon, 7/1/2035 (b)	430,000	138,017
4.00%, 7/1/2026	1,175,000	1,166,516
Nj Econ Dev Escrow 11/31 Fixed 7.1 7.10%, 11/1/2031 (h)	1,000,000	550,500
Tobacco Settlement Financing Corp., NJ, Revenue:
Series 1A 4.63%, 6/1/2026	1,000,000	873,740
Series 1A 4.75%, 6/1/2034	1,000,000	755,220

SPDR Nuveen S&P High Yield Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Series 1A 5.00%, 6/1/2029	$2,020,000	$1,706,153
Series 1A 5.00%, 6/1/2041	1,860,000	1,401,305

		12,197,472

NEW MEXICO — 1.0%
Mariposa, NM, Public Improvement District, General Obligation 6.00%, 9/1/2032 (g)	500,000	405,220
New Mexico Hospital Equipment Loan Council, First Mortgage Revenue 5.00%, 7/1/2042	2,000,000	1,743,880

		2,149,100

NEW YORK — 4.5%
Buffalo & Erie County, NY, Industrial Land Development Corp., Revenue 5.25%, 4/1/2035	135,000	130,664
Build NYC Resource Corp. 5.00%, 4/1/2033	120,000	117,266
Chautauqua County, NY, Industrial Development Agency, Exempt Facility Revenue 5.88%, 4/1/2042	500,000	522,375
Hudson, NY, Yards Infrastructure Corp., Revenue:
Series A 4.50%, 2/15/2047 (e)	1,500,000	1,477,530
Series A 5.75%, 2/15/2047	500,000	549,175
Metropolitan Transportation Authority Revenue Series E 4.00%, 11/15/2014	500,000	511,985
New York City Industrial Development Agency 7.50%, 8/1/2016	700,000	741,678
New York State Dormitory Authority Revenue:
Series A 5.00%, 7/1/2015	175,000	185,367
6.25%, 12/1/2037	1,000,000	998,670
New York, NY, Industrial Development Agency Revenue:
4.00%, 1/1/2015 (e)	100,000	101,336
4.75%, 3/1/2046 (e)	575,000	578,099
5.00%, 1/1/2031 (e)	1,000,000	981,020
5.00%, 9/1/2035	500,000	500,135
5.25%, 12/1/2032	500,000	480,975
5.75%, 10/1/2037 (g)	1,000,000	389,560
Series A 8.50%, 8/1/2028 (g)	500,000	531,055
TSASC, Inc., NY, Revenue:
Series 1 5.00%, 6/1/2034	530,000	419,707
Series 1 5.13%, 6/1/2042	1,000,000	772,620

		9,989,217

NORTH CAROLINA — 0.2%
Gaston County, NC, Industrial Facilities & Pollution Control Financing Authority 5.75%, 8/1/2035	500,000	457,535

OHIO — 4.7%
Buckeye, OH, Tobacco Settlement Financing Authority:
Series A-2 5.13%, 6/1/2024	1,150,000	977,696
Series A-2 5.38%, 6/1/2024	1,000,000	864,700
Series A-2 5.88%, 6/1/2030	2,000,000	1,649,420
Series A-2 5.88%, 6/1/2047	1,500,000	1,206,135
Series A-2 6.00%, 6/1/2042	1,110,000	895,037
Series A-3 6.25%, 6/1/2037 (i)	1,000,000	845,210
Series A-2 6.50%, 6/1/2047	1,000,000	869,470
Muskingum, OH, Hospital Revenue 5.00%, 2/15/2033	1,000,000	850,720
Ohio, State Air Quality Development Authority Revenue:
Series E 5.63%, 10/1/2019	790,000	877,074
6.75%, 6/1/2024	1,000,000	915,290
Ohio, State Hospital Facilities Authority Revenue 6.00%, 12/1/2042	500,000	483,375

		10,434,127

OKLAHOMA — 1.4%
Tulsa Airports Improvement Trust Series B 5.50%, 12/1/2035	1,000,000	978,860
Tulsa County, OK, Industrial Authority, Senior Living Community Revenue Series A 7.13%, 11/1/2030	1,025,000	1,107,318
Tulsa, OK, Municipal Airport Trust Trustees, Revenue 6.25%, 6/1/2020	1,000,000	1,003,300

		3,089,478

OREGON — 0.4%
Oregon State Facilities Authority Series A 5.00%, 10/1/2031	1,000,000	987,380

PENNSYLVANIA — 4.5%
Allegheny County, PA, Hospital Development Authority Revenue Series A 5.38%, 11/15/2040	235,000	205,054
Delaware Valley Regional Finance Authority Revenue Series A 5.50%, 8/1/2028 (e)	2,000,000	2,261,560
Erie, PA, Higher Education Building Authority Revenue 5.35%, 3/15/2028	540,000	563,425
Lancaster County, PA, Hospital Authority 5.00%, 4/1/2027	420,000	414,473
Montgomery County, PA, Industrial Development Authority Revenue 6.00%, 2/1/2021	1,015,000	1,036,701
Pennsylvania, State Economic Development Financing Authority Revenue 6.00%, 6/1/2031	515,000	515,041
Pennsylvania, State Higher Educational Facilities Authority Revenue:
Series A 5.00%, 7/1/2037	1,350,000	1,350,216
Series A 6.50%, 9/1/2038	1,165,000	1,180,459
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Revenue Series A 5.63%, 7/1/2042	1,080,000	973,750
Scranton, PA, General Obligation Series B 4.35%, 9/1/2020 (e)	745,000	634,554
Susquehanna, PA, Area Regional Airport Authority System Revenue Series B 4.00%, 1/1/2033	1,000,000	896,040

		10,031,273

SPDR Nuveen S&P High Yield Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

PUERTO RICO — 6.5%
Puerto Rico Commonwealth, General Obligation:
Series A 5.00%, 7/1/2022	$1,000,000	$795,310
Series A 8.00%, 7/1/2035	2,000,000	1,867,920
Puerto Rico Highways & Transportation Authority Revenue Series N 5.25%, 7/1/2033 (e)	2,000,000	1,825,660
Puerto Rico Infrastructure Financing Authority Revenue Series C 5.50%, 7/1/2027 (e)	3,000,000	2,748,360
Puerto Rico Public Buildings Authority Revenue 6.00%, 7/1/2027 (e)	3,000,000	3,018,630
Puerto Rico Sales Tax Financing Corp., Revenue:
Subseries A 5.50%, 8/1/2022	2,000,000	1,843,620
Subseries A 6.00%, 8/1/2042	1,000,000	819,720
Puerto Rico, Industrial Tourist Educational, Medical & Environmental Revenue:
5.00%, 10/1/2042	1,040,000	795,049
5.38%, 4/1/2042	1,000,000	773,660

		14,487,929

RHODE ISLAND — 0.9%
Rhode Island, Health & Educational Building Corp., Revenue:
Series E 5.00%, 5/15/2019 (e)	1,000,000	1,088,370
Series E 5.00%, 5/15/2020 (e)	900,000	963,693

		2,052,063

SOUTH CAROLINA — 0.4%
Charleston County Airport District Revenue Series A 5.25%, 7/1/2021	485,000	558,856
South Carolina Jobs-Economic Development Authority Revenue 7.00%, 11/1/2033	270,000	273,396

		832,252

TENNESSEE — 1.0%
Shelby County Health Educational & Housing Facilities Board Series A 5.50%, 9/1/2047	400,000	363,068
Sullivan County Health Educational & Housing Facilities Board Revenue Series C 5.25%, 9/1/2036	1,000,000	1,007,160
Tennessee, State Energy Acquisition Corp., Gas Revenue Series A 5.25%, 9/1/2019	725,000	815,233

		2,185,461

TEXAS — 4.4%
Austin, TX, Convention Center Revenue Series A 5.00%, 1/1/2034	875,000	837,865
Central Texas, Regional Mobility Authority Revenue 5.75%, 1/1/2025	1,000,000	1,090,370
Danbury Higher Education Authority, Inc.:
5.25%, 8/15/2023	270,000	277,428
Series A 6.00%, 8/15/2028	230,000	236,958
Gulf Coast, TX, Industrial Development Authority Revenue 4.88%, 5/1/2025	750,000	742,822
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue Series B 7.00%, 1/1/2043	500,000	520,135
Houston, TX, Airport System Revenue Series A 5.00%, 7/1/2028	1,000,000	1,082,040
Red River Authority Revenue Series B 6.70%, 11/1/2030	1,000,000	1,001,990
Red River Health Facilities Development Corp., Revenue Series A 7.50%, 11/15/2034	1,000,000	1,002,050
Texas State Turnpike Authority Revenue Series A Zero Coupon, 8/15/2030 (b)(e)	315,000	142,821
Texas, Brazos River Authority, Pollution Control Revenue Series D 5.40%, 10/1/2029 (i)	1,000,000	34,950
Texas, Municipal Gas Acquisition & Supply Corp. III, Revenue 5.00%, 12/15/2030	1,000,000	1,021,880
Texas, State Transportation Commission, Turnpike System Revenue Series A 4.00%, 8/15/2038	1,000,000	887,060
Travis County, TX, Health Facilities Development Corp., Revenue 7.13%, 11/1/2040	1,000,000	1,088,960

		9,967,329

UTAH — 1.3%
Salt Lake County Ut Resh Series A-1 5.00%, 12/1/2033	1,000,000	1,042,060
Spanish Fork City Ut Chrt Sch Spaedu 5.55%, 11/15/2021 (f)	900,000	904,725
Utah, State Charter School Finance Authority Revenue Series A 5.80%, 6/15/2038	1,000,000	1,002,870

		2,949,655

VIRGIN ISLANDS — 0.2%
Virgin Islands, Public Finance Authority Revenue 5.00%, 10/1/2025	500,000	521,175

VIRGINIA — 1.2%
Tobacco Settlement Financing Corp., VA, Revenue Series B1 5.00%, 6/1/2047	1,490,000	1,032,361
Virginia, Small Business Financing Authority Revenue:
5.00%, 7/1/2034	500,000	489,980
5.50%, 1/1/2042	1,250,000	1,279,838

		2,802,179

WASHINGTON — 0.6%
Port of Seattle, WA, Industrial Development Corp. 5.00%, 4/1/2030	700,000	648,319
Tacoma Consolidated Local Improvement Districts 5.75%, 4/1/2043	410,000	405,461

SPDR Nuveen S&P High Yield Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Washington, Health Care Facilities Authority Revenue 5.00%, 12/1/2042	$320,000	$317,088

		1,370,868

WISCONSIN — 1.3%
Platteville Redevelopment Authority, WI, Revenue 5.00%, 7/1/2042	1,000,000	986,510
Public Finance Authority, WI, Public Facilities Revenue:
5.00%, 4/1/2022	535,000	538,858
Series A 6.20%, 10/1/2042	325,000	309,598
Wisconsin, State Public Finance Authority Revenue Series A 8.63%, 6/1/2047	1,000,000	1,162,480

		2,997,446

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $220,196,805)		218,565,781

	Shares
SHORT TERM INVESTMENT — 2.2%
MONEY MARKET FUND — 2.2%
State Street Institutional Tax Free Money Market Fund (c)(j)(k) (Cost $4,906,016)	4,906,016	4,906,016

TOTAL INVESTMENTS — 99.9% (l)
(Cost $225,332,714)		223,720,454
OTHER ASSETS & LIABILITIES — 0.1%		214,657

NET ASSETS — 100.0%		$223,935,111

(a)	Amount shown represents less than 0.05% of net assets.
(b)	Non-income producing security
(c)	Value is determined based on Level 1 inputs (See accompanying Notes to Schedules of Investments).
(d)	Perpetual floating rate security. Date shown reflects the next reset date.
(e)	Bond is insured by one of these companies:

		As a % of
	Insurance Coverage	Net Assets

	National Public Finance Guarantee Corp.	4.40%
	Ambac Financial Group	3.87%
	Assured Guaranty Corp.	0.92%
	Assured Guaranty Municipal Corp.	0.67%

(f)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 2.4% of net assets as of March 31, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	Security is currently in default and/or issuer is in bankruptcy
(h)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs (See accompanying Notes to Schedules of Investments).
(i)	Variable rate security. Rate shown is rate in effect at March 31, 2014. Maturity date disclosed is the ultimate maturity.
(j)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments).
(k)	The rate shown is the annualized seven-day yield at period end.
(l)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (See accompanying Notes to Schedules of Investments).

SPDR Nuveen Barclays Build America Bond ETF
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

MUNICIPAL BONDS & NOTES — 98.3%
ARIZONA — 0.9%
Arizona, Salt River Project, Agricultural Improvement & Power District Revenue 4.84%, 1/1/2041	$245,000	$264,328
Phoenix, AZ, General Obligation 5.27%, 7/1/2034	165,000	171,975

		436,303

CALIFORNIA — 33.9%
California, Bay Area Toll Authority, Toll Bridge Revenue 7.04%, 4/1/2050	500,000	674,335
California, State General Obligation:
5.70%, 11/1/2021	220,000	256,942
6.65%, 3/1/2022	370,000	444,988
7.30%, 10/1/2039	2,495,000	3,338,984
7.35%, 11/1/2039	485,000	652,863
7.50%, 4/1/2034	215,000	289,992
7.55%, 4/1/2039	245,000	340,423
7.63%, 3/1/2040	285,000	397,823
7.70%, 11/1/2030	45,000	53,795
7.95%, 3/1/2036	1,180,000	1,388,659
California, State Public Works Board, Lease Revenue 8.36%, 10/1/2034	125,000	161,765
East Bay, CA, Municipal Utility District, Water System Revenue 5.87%, 6/1/2040	200,000	241,852
Los Angeles County, CA, Metropolitan Transportation Authority, Sales Tax Revenue 5.74%, 6/1/2039	220,000	255,072
Los Angeles County, CA, Public Works Financing Authority, Lease Revenue 7.62%, 8/1/2040	285,000	366,595
Los Angeles, CA, Community College District, General Obligation:
6.60%, 8/1/2042	205,000	268,923
6.75%, 8/1/2049	100,000	135,386
Los Angeles, CA, Department of Airports Revenue 6.58%, 5/15/2039	130,000	158,326
Los Angeles, CA, Department of Water & Power Revenue:
5.72%, 7/1/2039	45,000	52,600
6.17%, 7/1/2040	25,000	27,056
6.57%, 7/1/2045	405,000	535,240
6.60%, 7/1/2050	275,000	364,870
Los Angeles, CA, Department of Water & Power Waterworks Revenue 6.01%, 7/1/2039	25,000	29,539
Los Angeles, CA, Unified School District, General Obligation:
5.75%, 7/1/2034	850,000	995,911
5.76%, 7/1/2029	40,000	46,850
6.76%, 7/1/2034	275,000	355,724
Orange County, CA, Local Transportation Authority, Sales Tax Revenue Series A 6.91%, 2/15/2041	130,000	170,065
Sacramento, CA, Municipal Utility District, Electricity Revenue 6.16%, 5/15/2036	165,000	191,418
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue 5.91%, 4/1/2048	175,000	214,562
San Diego County, CA, Water Authority Revenue 6.14%, 5/1/2049	50,000	62,182
San Francisco, CA, Bay Area Toll Authority, Toll Bridge Revenue:
6.26%, 4/1/2049	685,000	882,835
6.92%, 4/1/2040	270,000	351,162
San Francisco, CA, City & County Public Utilities Commission, Water Revenue:
6.00%, 11/1/2040	125,000	149,219
6.00%, 11/1/2040	110,000	131,603
6.95%, 11/1/2050	180,000	239,258
Santa Clara Valley, CA, Transportation Authority, Sales Tax Revenue 5.88%, 4/1/2032	195,000	225,231
Southern California, Metropolitan Water District Revenue 6.95%, 7/1/2040	120,000	136,175
University of California, Revenue:
5.77%, 5/15/2043	240,000	280,949
5.95%, 5/15/2045	205,000	242,451
6.27%, 5/15/2031	5,000	5,536
6.55%, 5/15/2048	310,000	382,707
6.58%, 5/15/2049	235,000	295,517

		15,795,383

COLORADO — 1.3%
Colorado, Regional Transportation District, Sales Tax Revenue 5.84%, 11/1/2050	185,000	228,103
Colorado, State Bridge Enterprise Revenue Series A 6.08%, 12/1/2040	140,000	171,410
Denver, CO, City & County School District No 1, General Obligation 5.66%, 12/1/2033	165,000	186,838
Denver, CO, General Obligation 5.65%, 8/1/2030	10,000	10,942

		597,293

CONNECTICUT — 1.0%
Connecticut, State General Obligation:
5.09%, 10/1/2030	125,000	132,681
5.63%, 12/1/2029	135,000	150,956
Connecticut, State Special Tax Revenue 5.46%, 11/1/2030	140,000	155,446

		439,083

DISTRICT OF COLUMBIA — 1.6%
District of Columbia, Income Tax Revenue:
5.58%, 12/1/2035	155,000	175,902
5.59%, 12/1/2034	155,000	175,884
District of Columbia, Water & Sewer Authority Revenue 5.52%, 10/1/2044	110,000	124,661

SPDR Nuveen Barclays Build America Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Metropolitan Washington, DC, Airport Authority, Dules Road Revenue 7.46%, 10/1/2046	$225,000	$273,188

		749,635

GEORGIA — 2.9%
Georgia, Municipal Electric Authority Revenue:
6.64%, 4/1/2057	550,000	622,902
6.66%, 4/1/2057	595,000	661,253
7.06%, 4/1/2057	30,000	32,366
Georgia, State General Obligation 4.50%, 11/1/2025	25,000	27,507

		1,344,028

ILLINOIS — 5.8%
Chicago, IL, Board of Education, General Obligation 6.14%, 12/1/2039	200,000	199,514
Chicago, IL, Metropolitan Water Reclamation District, General Obligation 5.72%, 12/1/2038	355,000	407,604
Chicago, IL, O’Hare International Airport Revenue:
6.40%, 1/1/2040	225,000	266,884
6.85%, 1/1/2038	15,000	16,452
Chicago, IL, Transit Authority, Sales Tax Revenue 6.20%, 12/1/2040	250,000	276,223
Chicago, IL, Waste Water Transmission Revenue 6.90%, 1/1/2040	165,000	190,311
Chicago, IL, Water Revenue 6.74%, 11/1/2040	60,000	69,115
Cook County, IL, General Obligation 6.23%, 11/15/2034	160,000	173,341
Illinois, State General Obligation:
6.73%, 4/1/2035	355,000	395,090
7.35%, 7/1/2035	265,000	309,348
Illinois, State Toll Highway Authority Revenue:
5.85%, 12/1/2034	150,000	175,287
6.18%, 1/1/2034	175,000	212,063

		2,691,232

INDIANA — 0.4%
Indianapolis, IN, Public Improvement Revenue 6.12%, 1/15/2040	130,000	159,100

KANSAS — 0.4%
Kansas, State Department of Transportation, Highway Revenue 4.60%, 9/1/2035	175,000	178,993

KENTUCKY — 0.5%
Louisville & Jefferson County, KY, Metropolitan Sewer District Revenue 6.25%, 5/15/2043	200,000	246,184

LOUISIANA — 0.4%
East Baton Rouge, LA, Sewer Commission Revenue 6.09%, 2/1/2045	155,000	166,826

MARYLAND — 0.5%
Maryland, State Transportation Authority Revenue 5.89%, 7/1/2043	180,000	215,408

MASSACHUSETTS — 3.0%
Massachusetts, State General Obligation:
Series E 4.20%, 12/1/2021	580,000	622,990
Series D 4.50%, 8/1/2031	15,000	15,666
4.91%, 5/1/2029	200,000	217,852
Massachusetts, State School Building Authority Revenue:
5.45%, 11/1/2040	140,000	157,408
5.72%, 8/15/2039	220,000	253,796
Massachusetts, State Water Pollution Abatement Trust 5.19%, 8/1/2040	130,000	143,105

		1,410,817

MICHIGAN — 0.0% (a)
Michigan, State General Obligation Series B 7.63%, 9/15/2027	5,000	6,057

MISSOURI — 0.8%
Missouri, State Highways & Transportation Commission, State Road Revenue 5.45%, 5/1/2033	50,000	56,576
University of Missouri, Revenue:
5.79%, 11/1/2041	100,000	123,056
5.96%, 11/1/2039	145,000	175,116

		354,748

NEVADA — 1.1%
Clark County, NV, Airport Revenue:
6.82%, 7/1/2045	15,000	19,750
6.88%, 7/1/2042	345,000	371,434
Las Vegas Valley, NV, Water District, General Obligation 7.01%, 6/1/2039	125,000	137,849

		529,033

NEW JERSEY — 6.8%
New Jersey, State Transportation Trust Revenue:
5.75%, 12/15/2028	535,000	608,707
6.10%, 12/15/2028	275,000	305,008
6.56%, 12/15/2040	40,000	50,566
6.88%, 12/15/2039	215,000	237,818
New Jersey, State Turnpike Authority Revenue 7.10%, 1/1/2041	1,320,000	1,793,590
Rutgers University, Revenue 5.67%, 5/1/2040	160,000	188,670

		3,184,359

NEW YORK — 14.4%
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue:
5.44%, 6/15/2043	310,000	354,445
5.72%, 6/15/2042	245,000	291,494
5.75%, 6/15/2041	280,000	334,292
5.79%, 6/15/2041	5,000	5,326
5.88%, 6/15/2044	30,000	36,683

SPDR Nuveen Barclays Build America Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

5.95%, 6/15/2042	$155,000	$190,374
6.01%, 6/15/2042	260,000	321,568
6.28%, 6/15/2042	5,000	5,511
New York, NY, City Transitional Finance Authority Revenue:
5.51%, 8/1/2037	35,000	40,855
5.57%, 11/1/2038	225,000	263,194
5.77%, 8/1/2036	175,000	206,766
6.83%, 7/15/2040	215,000	265,117
New York, NY, General Obligation:
5.21%, 10/1/2031	115,000	124,377
5.52%, 10/1/2037	285,000	320,397
5.85%, 6/1/2040	75,000	88,402
Series G-1 5.97%, 3/1/2036	175,000	206,911
5.99%, 12/1/2036	150,000	175,992
6.25%, 6/1/2035	5,000	5,529
6.27%, 12/1/2037	250,000	306,457
6.65%, 12/1/2031	5,000	5,754
New York, NY, Metropolitan Transportation Authority Revenue:
5.87%, 11/15/2039	185,000	214,469
6.09%, 11/15/2040	170,000	206,341
6.55%, 11/15/2031	5,000	6,135
6.65%, 11/15/2039	160,000	201,421
6.67%, 11/15/2039	180,000	228,128
6.69%, 11/15/2040	55,000	69,712
6.81%, 11/15/2040	260,000	335,504
New York, NY, Metropolitan Transportation Authority, Dedicated Tax Fund 7.34%, 11/15/2039	330,000	460,736
New York, State Dormitory Authority, State Personal Income Tax Revenue:
5.29%, 3/15/2033	75,000	84,816
5.39%, 3/15/2040	190,000	216,273
5.43%, 3/15/2039	25,000	28,280
5.50%, 3/15/2030	160,000	184,486
5.60%, 3/15/2040	355,000	413,291
5.63%, 3/15/2039	60,000	69,417
New York, State Urban Development Corp. Revenue:
5.77%, 3/15/2039	180,000	209,405
Series C 5.84%, 3/15/2040	200,000	237,270

		6,715,128

NORTH CAROLINA — 0.3%
North Carolina, Turnkpike Authority Revenue Series B 6.70%, 1/1/2039	120,000	130,634

OHIO — 4.5%
Ohio State University, General Receipts Revenue 4.91%, 6/1/2040	315,000	340,477
Ohio, American Municipal Power, Inc. Revenue:
5.94%, 2/15/2047	230,000	255,284
6.05%, 2/15/2043	210,000	237,359
Series E 6.27%, 2/15/2050	5,000	5,690
7.50%, 2/15/2050	5,000	6,556
7.83%, 2/15/2041	55,000	74,549
Ohio, American Municipal Power, Inc., Revenue:
6.45%, 2/15/2044	180,000	210,416
8.08%, 2/15/2050	440,000	630,718
Ohio, Northeast Regional Sewer District, Wastewater Revenue 6.04%, 11/15/2040	135,000	146,063
Ohio, State Water Development Authority, Water Quality Loan Fund 4.88%, 12/1/2034	190,000	202,303

		2,109,415

OREGON — 0.5%
Oregon, State Department of Transportation Revenue 5.83%, 11/15/2034	185,000	219,218

PENNSYLVANIA — 2.4%
Pennsylvania, Commonwealth Financing Authority Revenue 6.22%, 6/1/2039	170,000	197,695
Pennsylvania, State General Obligation:
4.65%, 2/15/2026	135,000	145,240
5.35%, 5/1/2030	15,000	16,047
5.45%, 2/15/2030	190,000	211,386
5.85%, 7/15/2030	80,000	88,144
Pennsylvania, Turnpike Commission Revenue:
5.51%, 12/1/2045	120,000	133,412
5.56%, 12/1/2049	170,000	189,870
6.11%, 12/1/2039	115,000	136,209

		1,118,003

SOUTH CAROLINA — 0.5%
South Carolina, State Public Service Authority Revenue Series C 6.45%, 1/1/2050	205,000	240,121

TENNESSEE — 0.8%
Nashville & Davidson County, TN, Convention Center Authority Revenue 6.73%, 7/1/2043	195,000	231,843
Nashville & Davidson County, TN, Metropolitan Government General Obligation 5.71%, 7/1/2034	135,000	149,208

		381,051

TEXAS — 10.4%
Dallas County, TX, Hospital District General Obligation 5.62%, 8/15/2044	175,000	202,477
Dallas, TX, Area Rapid Transit, Sales Tax Revenue:
4.92%, 12/1/2041	160,000	173,579
5.02%, 12/1/2048	260,000	281,349
6.00%, 12/1/2044	235,000	290,044
6.25%, 12/1/2034	5,000	5,469
Dallas, TX, Convention Center Hotel Development Corp. Revenue 7.09%, 1/1/2042	185,000	221,173
Dallas, TX, Independent School District, General Obligation 6.45%, 2/15/2035 (b)	270,000	310,735

SPDR Nuveen Barclays Build America Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

North Texas, Tollway Authority Revenue 6.72%, 1/1/2049	$480,000	$632,870
San Antonio, TX, Electric & Gas Revenue:
5.72%, 2/1/2041	150,000	178,398
5.81%, 2/1/2041	50,000	60,685
5.99%, 2/1/2039	245,000	300,588
Texas, State General Obligation:
4.63%, 4/1/2033	210,000	226,764
4.68%, 4/1/2040	395,000	420,596
5.52%, 4/1/2039	150,000	178,381
Texas, State Transportation Commission, Revenue 5.03%, 4/1/2026	20,000	22,696
Texas, State Transportation Commission, Revenue, Series B 5.18%, 4/1/2030	620,000	708,344
University of Texas, Revenue:
4.79%, 8/15/2046	105,000	113,444
5.13%, 8/15/2042	220,000	248,002
5.26%, 7/1/2039	235,000	271,352
Series B 6.28%, 8/15/2041	5,000	5,509

		4,852,455

UTAH — 1.0%
Utah, State General Obligation:
3.54%, 7/1/2025	195,000	197,638
4.55%, 7/1/2024	80,000	87,915
Utah, Transport Authority Sales Tax Revenue 5.94%, 6/15/2039	160,000	190,077

		475,630

VIRGINIA — 0.5%
University of Virginia, Revenue 6.20%, 9/1/2039	45,000	58,255
Virginia, Commonwealth Transportation Board Revenue 5.35%, 5/15/2035	140,000	156,463

		214,718

WASHINGTON — 1.7%
Central Puget Sound, WA, Regional Transit Authority, Sales & Use Tax Revenue 5.49%, 11/1/2039	160,000	182,349
Washington, State Convention Center, Public Facilities Revenue 6.79%, 7/1/2040	125,000	141,401
Washington, State General Obligation:
5.09%, 8/1/2033	70,000	77,609
5.14%, 8/1/2040	170,000	188,669
Series D 5.48%, 8/1/2039	190,000	219,139

		809,167

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $46,540,284)		45,770,022

	Shares
SHORT TERM INVESTMENT — 0.1%
MONEY MARKET FUND — 0.1%
State Street Institutional Liquid Reserves Fund 0.08% (c)(d)(e) (Cost $59,447)	59,447	59,447

TOTAL INVESTMENTS — 98.4% (f)
(Cost $46,599,731)		45,829,469
OTHER ASSETS & LIABILITIES — 1.6%		738,207

NET ASSETS — 100.0%		$46,567,676

(a)	Amount shown represents less than 0.05% of net assets.
(b)	Bond is insured by:

As a % of
	Insurance Coverage	Net Assets

	Permanent School Fund Guaranteed	0.67%

(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments).
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs (See accompanying Notes to Schedules of Investments).
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (See accompanying Notes to Schedules of Investments).

SPDR DB International Government Inflation-Protected Bond ETF
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount		Value

FOREIGN GOVERNMENT OBLIGATIONS — 99.1%
AUSTRALIA — 4.8%
Commonwealth of Australia:
1.25%, 2/21/2022	AUD	9,441,000	$8,624,133
2.00%, 8/21/2035	AUD	1,021,500	928,486
2.50%, 9/20/2030	AUD	7,990,950	7,988,058
3.00%, 9/20/2025	AUD	7,907,900	8,327,052
4.00%, 8/20/2015	AUD	5,133,300	4,973,154
4.00%, 8/20/2020	AUD	14,250,600	15,403,911

			46,244,794

BRAZIL — 4.7%
Federal Republic of Brazil:
6.00%, 5/15/2017	BRL	19,215,704	8,563,114
6.00%, 8/15/2018	BRL	12,009,815	5,311,933
6.00%, 8/15/2022	BRL	28,823,556	12,514,526
6.00%, 8/15/2024	BRL	24,019,630	10,280,448
6.00%, 5/15/2035	BRL	21,180,510	8,785,652

			45,455,673

CANADA — 4.6%
Government of Canada:
1.50%, 12/1/2044	CAD	9,050,545	9,426,178
2.00%, 12/1/2041	CAD	4,426,840	5,070,281
3.00%, 12/1/2036	CAD	6,573,160	8,589,207
4.00%, 12/1/2031	CAD	5,387,760	7,514,552
4.25%, 12/1/2021	CAD	5,185,600	6,184,524
4.25%, 12/1/2026	CAD	5,605,960	7,433,592

			44,218,334

CHILE — 4.6%
Republic of Chile:
3.00%, 5/1/2017	CLP	2,714,801,552	5,159,424
3.00%, 7/1/2017	CLP	2,360,697,000	4,485,256
3.00%, 1/1/2018	CLP	2,360,697,002	4,488,299
3.00%, 3/1/2028	CLP	3,068,906,100	6,067,879
3.00%, 1/1/2030	CLP	7,082,091,000	14,062,208
3.00%, 2/1/2031	CLP	3,304,975,800	6,578,987
5.00%, 1/1/2016	CLP	1,770,522,750	3,422,066

			44,264,119

FRANCE — 17.1%
Republic of France:
1.00%, 7/25/2017	EUR	24,748,240	36,072,239
1.10%, 7/25/2022	EUR	2,682,425	3,971,927
1.60%, 7/25/2015	EUR	20,106,410	28,832,587
1.80%, 7/25/2040	EUR	8,835,918	14,434,093
2.25%, 7/25/2020	EUR	24,139,600	38,252,635
3.15%, 7/25/2032	EUR	13,452,120	25,584,795
3.40%, 7/25/2029	EUR	8,702,330	16,631,456

			163,779,732

GERMANY — 4.6%
Federal Republic of Germany:
0.10%, 4/15/2023	EUR	8,193,440	11,371,145
1.50%, 4/15/2016	EUR	10,921,010	15,713,407
1.75%, 4/15/2020	EUR	10,836,100	16,833,817

			43,918,369

ISRAEL — 4.5%
State of Israel:
2.75%, 8/30/2041	ILS	19,165,842	6,121,347
4.00%, 7/30/2021	ILS	48,023,003	17,203,057
4.00%, 7/31/2024	ILS	30,714,200	11,245,812
5.00%, 4/30/2015	ILS	27,876,849	8,525,885

			43,096,101

ITALY — 4.6%
Republic of Italy:
2.10%, 9/15/2016	EUR	2,859,030	4,134,556
2.10%, 9/15/2017	EUR	5,747,900	8,372,805
2.10%, 9/15/2021	EUR	5,358,150	7,617,491
2.35%, 9/15/2019	EUR	2,189,900	3,227,996
2.35%, 9/15/2035	EUR	3,842,930	5,174,432
2.60%, 9/15/2023	EUR	5,646,350	8,137,720
3.10%, 9/15/2026	EUR	5,244,850	7,814,961

			44,479,961

JAPAN — 4.6%
Japanese Government CPI Linked Bond:
0.10%, 9/10/2023	JPY	653,250,000	6,812,550
1.10%, 12/10/2016	JPY	1,349,999,999	14,727,630
1.40%, 6/10/2018	JPY	1,992,000,000	22,601,855

			44,142,035

MEXICO — 4.6%
United Mexican States:
2.00%, 6/9/2022	MXN	185,223,024	13,696,319
2.50%, 12/10/2020	MXN	51,450,840	4,026,247
4.50%, 11/22/2035	MXN	200,658,276	17,367,753
5.00%, 6/16/2016	MXN	108,046,764	8,966,008

			44,056,327

POLAND — 3.3%
Republic of Poland:
2.75%, 8/25/2023	PLN	41,819,763	14,404,523
3.00%, 8/24/2016	PLN	48,809,473	16,884,776

			31,289,299

SOUTH AFRICA — 4.9%
Republic of South Africa:
2.00%, 1/31/2025	ZAR	87,097,440	8,467,962
2.50%, 1/31/2017	ZAR	114,861,555	11,407,837
2.50%, 3/31/2046	ZAR	27,705,537	2,808,674
2.50%, 12/31/2050	ZAR	52,210,416	5,351,165
3.45%, 12/7/2033	ZAR	156,433,949	18,394,759

			46,430,397

SOUTH KOREA — 3.6%
Republic of South Korea:
2.75%, 3/10/2017	KRW	15,193,911,533	14,805,733
2.75%, 6/10/2020	KRW	19,985,420,000	20,109,801

			34,915,534

SWEDEN — 5.0%
Kingdom of Sweden:
0.25%, 6/1/2022	SEK	40,029,760	6,085,615
0.50%, 6/1/2017	SEK	46,268,685	7,310,925
3.50%, 12/1/2015	SEK	52,283,399	8,621,558
3.50%, 12/1/2028	SEK	72,953,580	15,462,600
4.00%, 12/1/2020	SEK	55,922,108	10,735,886

			48,216,584

TURKEY — 4.7%
Republic of Turkey:
2.00%, 10/26/2022	TRY	22,675,680	9,403,326
2.50%, 5/4/2016	TRY	10,137,728	4,633,869

SPDR DB International Government Inflation-Protected Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount		Value

2.80%, 11/8/2023	TRY	10,452,660	$4,637,977
3.00%, 2/23/2022	TRY	23,215,340	10,495,847
4.00%, 4/1/2020	TRY	33,311,150	16,052,169

			45,223,188

UNITED KINGDOM — 18.9%
United Kingdom Treasury Bond:
0.13%, 3/22/2024	GBP	4,168,400	7,221,402
0.25%, 3/22/2052	GBP	4,174,760	7,711,049
0.38%, 3/22/2062	GBP	3,749,270	7,557,170
0.50%, 3/22/2050	GBP	7,102,860	14,119,940
0.63%, 11/22/2042	GBP	3,567,090	7,074,848
0.75%, 11/22/2047	GBP	4,863,640	10,242,862
1.13%, 11/22/2037	GBP	6,245,600	13,228,946
1.25%, 11/22/2017	GBP	7,172,220	13,207,289
1.25%, 11/22/2027	GBP	5,467,350	10,818,221
1.25%, 11/22/2032	GBP	4,653,880	9,617,465
1.25%, 11/22/2055	GBP	5,651,877	14,582,775
1.88%, 11/22/2022	GBP	7,984,470	16,085,747
2.00%, 1/26/2035	GBP	4,356,567	10,210,211
2.50%, 7/26/2016	GBP	3,088,616	5,635,883
2.50%, 4/16/2020	GBP	3,781,680	7,569,177
4.13%, 7/22/2030	GBP	9,330,125	26,002,955

			180,885,940

TOTAL FOREIGN GOVERNMENT OBLIGATIONS —
(Cost $903,447,374)			950,616,387

	Shares
SHORT TERM INVESTMENT — 0.0% (a)
MONEY MARKET FUND — 0.0% (a)
State Street Institutional Liquid Reserves Fund 0.08% (b)(c)(d) (Cost $42,829)		42,829	42,829

TOTAL INVESTMENTS — 99.1% (e)
(Cost $903,490,203)			950,659,216
OTHER ASSETS & LIABILITIES — 0.9%			8,349,543

NET ASSETS — 100.0%			$959,008,759

(a)	Amount shown represents less than 0.05% of net assets.
(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments).
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Value is determined based on Level 1 inputs (See accompanying Notes to Schedules of Investments).
(e)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (See accompanying Notes to Schedules of Investments).

AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
CLP — Chilean Peso
EUR — Euro Currency
GBP — Great British Pound
ILS — Israeli Shekel
JPY — Japanese Yen
KRW — South Korean Won
MXN — Mexican Peso
PLN — Polish Zloty
SEK — Swedish Krona
TRY — Turkish Lira
ZAR — South African Rand

SPDR Barclays Short Term International Treasury Bond ETF
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount		Value

FOREIGN GOVERNMENT OBLIGATIONS — 99.2%
AUSTRALIA — 3.7%
Commonwealth of Australia:
4.75%, 10/21/2015	AUD	3,100,000	$2,962,852
4.75%, 6/15/2016	AUD	3,900,000	3,761,292
6.00%, 2/15/2017	AUD	2,560,000	2,567,704
6.25%, 4/15/2015	AUD	260,000	249,958

			9,541,806

AUSTRIA — 3.4%
Republic of Austria:
3.20%, 2/20/2017 (a)	EUR	550,000	819,863
3.50%, 7/15/2015 (a)	EUR	2,200,000	3,159,560
4.00%, 9/15/2016 (a)	EUR	3,200,000	4,813,244

			8,792,667

BELGIUM — 3.8%
Kingdom of Belgium:
2.75%, 3/28/2016 (a)	EUR	1,100,000	1,590,044
3.25%, 9/28/2016 (a)	EUR	1,950,000	2,881,577
3.75%, 9/28/2015 (a)	EUR	1,700,000	2,466,033
4.00%, 3/28/2017 (a)	EUR	2,000,000	3,047,596

			9,985,250

CANADA — 4.6%
Government of Canada:
1.00%, 5/1/2015	CAD	1,725,000	1,563,010
1.00%, 11/1/2015	CAD	1,025,000	927,909
1.00%, 8/1/2016	CAD	2,400,000	2,168,143
1.25%, 2/1/2016	CAD	3,200,000	2,908,485
1.50%, 8/1/2015	CAD	2,250,000	2,051,490
1.50%, 2/1/2017	CAD	1,000,000	912,208
2.75%, 9/1/2016	CAD	500,000	470,406
4.50%, 6/1/2015	CAD	1,000,000	942,723

			11,944,374

DENMARK — 2.8%
Kingdom of Denmark:
2.50%, 11/15/2016	DKK	14,350,000	2,805,818
4.00%, 11/15/2015	DKK	22,500,000	4,415,483

			7,221,301

FRANCE — 4.6%
French Treasury Note:
2.00%, 7/12/2015	EUR	1,250,000	1,762,092
2.25%, 2/25/2016	EUR	700,000	1,001,734
2.50%, 7/25/2016	EUR	2,000,000	2,897,935
Republic of France:
0.25%, 11/25/2015	EUR	2,675,000	3,688,750
3.00%, 10/25/2015	EUR	1,100,000	1,581,948
3.25%, 4/25/2016	EUR	100,000	146,337
5.00%, 10/25/2016	EUR	500,000	771,905

			11,850,701

GERMANY — 10.3%
Bundesobligation:
1.75%, 10/9/2015	EUR	2,450,000	3,458,850
2.00%, 2/26/2016	EUR	1,100,000	1,569,559
Bundesschatzanweisungen:
Zero Coupon, 6/12/2015 (b)	EUR	2,000,000	2,751,659
Zero Coupon, 12/11/2015 (b)	EUR	1,000,000	1,374,694
0.25%, 9/11/2015	EUR	500,000	690,045
0.25%, 3/11/2016	EUR	350,000	483,266
Federal Republic of Germany:
0.75%, 2/24/2017	EUR	1,500,000	2,099,139
1.25%, 10/14/2016	EUR	1,250,000	1,769,488
2.25%, 4/10/2015	EUR	800,000	1,126,277
2.75%, 4/8/2016	EUR	1,400,000	2,030,297
3.25%, 7/4/2015	EUR	1,500,000	2,147,634
3.50%, 1/4/2016	EUR	1,600,000	2,335,286
3.75%, 1/4/2017	EUR	1,500,000	2,269,911
4.00%, 7/4/2016	EUR	1,700,000	2,545,377

			26,651,482

ITALY — 11.0%
Italy Buoni Poliennali Del Tesoro:
1.50%, 12/15/2016	EUR	1,000,000	1,393,879
2.25%, 5/15/2016	EUR	4,300,000	6,095,496
2.75%, 11/15/2016	EUR	1,000,000	1,439,168
Republic of Italy:
Zero Coupon, 6/30/2015 (b)	EUR	1,800,000	2,459,117
Zero Coupon, 12/31/2015 (b)	EUR	300,000	407,622
2.75%, 12/1/2015	EUR	470,000	669,335
3.00%, 4/15/2015	EUR	2,000,000	2,822,391
3.00%, 6/15/2015	EUR	1,300,000	1,841,015
3.00%, 11/1/2015	EUR	1,500,000	2,141,178
3.75%, 8/1/2015	EUR	1,100,000	1,576,909
3.75%, 4/15/2016	EUR	1,000,000	1,458,808
3.75%, 8/1/2016	EUR	500,000	733,471
4.00%, 2/1/2017	EUR	1,800,000	2,679,406
4.50%, 7/15/2015	EUR	1,300,000	1,878,283
4.75%, 9/15/2016	EUR	700,000	1,051,990

			28,648,068

JAPAN — 22.9%
Government of Japan 2 Year Bond:
0.10%, 4/15/2015	JPY	75,000,000	728,567
0.10%, 5/15/2015	JPY	200,000,000	1,942,854
0.20%, 6/15/2015	JPY	255,000,000	2,480,107
0.10%, 9/15/2015	JPY	300,000,000	2,914,199
0.10%, 10/15/2015	JPY	300,000,000	2,914,144
0.10%, 11/15/2015	JPY	160,000,000	1,554,174
0.10%, 12/15/2015	JPY	300,000,000	2,914,001
0.10%, 2/15/2016	JPY	220,000,000	2,136,785
Government of Japan 5 Year Bond:
0.30%, 6/20/2015	JPY	230,000,000	2,239,698
0.30%, 6/20/2016	JPY	500,000,000	4,877,069
0.30%, 9/20/2016	JPY	500,000,000	4,878,880
0.30%, 3/20/2017	JPY	500,000,000	4,882,051
0.40%, 6/20/2015	JPY	160,000,000	1,559,935
0.40%, 9/20/2015	JPY	550,000,000	5,366,149
0.40%, 6/20/2016	JPY	200,000,000	1,955,122
0.60%, 12/20/2015	JPY	350,000,000	3,428,743
Government of Japan 10 Year Bond:
0.30%, 12/20/2016	JPY	650,000,000	6,344,665
1.70%, 9/20/2016	JPY	150,000,000	1,513,868

SPDR Barclays Short Term International Treasury Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount		Value

1.80%, 3/20/2016	JPY	485,000,000	$4,867,641

			59,498,652

MEXICO — 3.1%
Mexican Bonos:
6.00%, 6/18/2015	MXN	22,000,000	1,729,979
6.25%, 6/16/2016	MXN	29,000,000	2,325,630
7.25%, 12/15/2016	MXN	27,850,000	2,296,793
8.00%, 12/17/2015	MXN	20,000,000	1,634,613

			7,987,015

NETHERLANDS — 4.5%
Kingdom of the Netherlands:
0.75%, 4/15/2015	EUR	1,150,000	1,594,319
2.50%, 1/15/2017 (a)	EUR	1,700,000	2,485,237
3.25%, 7/15/2015 (a)	EUR	2,100,000	3,007,897
4.00%, 7/15/2016 (a)	EUR	700,000	1,047,319
Netherlands Government Bond Zero Coupon, 4/15/2016 (a)(b)	EUR	2,625,000	3,601,118

			11,735,890

POLAND — 3.3%
Poland Government Bond:
Zero Coupon, 7/25/2015 (b)	PLN	4,050,000	1,292,987
Zero Coupon, 1/25/2016 (b)	PLN	5,000,000	1,569,636
Zero Coupon, 7/25/2016 (b)	PLN	1,000,000	308,632
4.75%, 10/25/2016	PLN	4,000,000	1,376,316
5.00%, 4/25/2016	PLN	4,775,000	1,642,345
5.50%, 4/25/2015	PLN	1,500,000	510,608
6.25%, 10/24/2015	PLN	5,250,000	1,827,265

			8,527,789

SINGAPORE — 2.5%
Government of Singapore:
1.13%, 4/1/2016	SGD	4,650,000	3,744,201
2.88%, 7/1/2015	SGD	1,600,000	1,311,196
3.75%, 9/1/2016	SGD	1,650,000	1,411,542

			6,466,939

SOUTH AFRICA — 2.4%
South Africa Government Bond 13.50%, 9/15/2015	ZAR	59,250,000	6,143,458

SOUTH KOREA — 4.7%
Korea Treasury Bond:
2.75%, 12/10/2015	KRW	2,100,000,000	1,972,035
2.75%, 6/10/2016	KRW	3,100,000,000	2,907,514
2.76%, 6/2/2015	KRW	1,000,000,000	940,125
2.80%, 8/2/2015	KRW	175,000,000	164,585
2.81%, 10/2/2015	KRW	1,450,000,000	1,363,535
3.00%, 12/10/2016	KRW	1,100,000,000	1,036,863
3.25%, 6/10/2015	KRW	4,000,000,000	3,781,728

			12,166,385

SPAIN — 4.5%
Kingdom of Spain:
3.00%, 4/30/2015	EUR	1,100,000	1,554,104
3.25%, 4/30/2016	EUR	500,000	723,512
3.30%, 7/30/2016	EUR	2,350,000	3,416,015
3.75%, 10/31/2015	EUR	1,500,000	2,165,575
3.80%, 1/31/2017	EUR	1,000,000	1,482,032
4.00%, 7/30/2015	EUR	875,000	1,258,488
4.25%, 10/31/2016	EUR	750,000	1,118,666

			11,718,392

SWEDEN — 2.6%
Kingdom of Sweden:
3.00%, 7/12/2016	SEK	19,850,000	3,213,107
4.50%, 8/12/2015	SEK	22,000,000	3,569,853

			6,782,960

UNITED KINGDOM — 4.5%
United Kingdom Treasury Bond:
1.75%, 1/22/2017	GBP	1,400,000	2,375,019
2.00%, 1/22/2016	GBP	1,500,000	2,558,292
4.00%, 9/7/2016	GBP	1,600,000	2,865,631
4.75%, 9/7/2015	GBP	1,815,000	3,207,460
8.00%, 12/7/2015	GBP	435,000	816,456

			11,822,858

TOTAL FOREIGN GOVERNMENT OBLIGATIONS —
(Cost $257,042,442)			257,485,987

	Shares
SHORT TERM INVESTMENT — 0.0% (c)
MONEY MARKET FUND — 0.0% (c)
State Street Institutional Liquid Reserves Fund 0.08% (d)(e)(f) (Cost $47,190)		47,190	47,190

TOTAL INVESTMENTS — 99.2% (g)
(Cost $257,089,632)			257,533,177
OTHER ASSETS & LIABILITIES — 0.8%			2,039,031

NET ASSETS — 100.0%			$259,572,208

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 11.1% of net assets as of March 31, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Non-income producing security.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Value is determined based on Level 1 inputs (See accompanying Notes to Schedules of Investments).
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (See accompanying Notes to Schedules of Investments).

AUD — Australian Dollar
CAD — Canadian Dollar
DKK — Danish Krone
EUR — Euro Currency
GBP — Great British Pound

SPDR Barclays Short Term International Treasury Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

JPY — Japanese Yen
KRW — South Korean Won
MXN — Mexican Peso
PLN — Polish Zloty
SEK — Swedish Krona
SGD — Singapore Dollar
ZAR — South African Rand

SPDR Barclays International Treasury Bond ETF
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount		Value

FOREIGN GOVERNMENT OBLIGATIONS — 98.7%
AUSTRALIA — 4.2%
Commonwealth of Australia:
2.75%, 4/21/2024 (a)	AUD	5,000,000	$4,125,596
3.25%, 10/21/2018	AUD	1,650,000	1,520,570
3.25%, 4/21/2025	AUD	6,500,000	5,532,322
3.25%, 4/21/2029	AUD	2,750,000	2,202,578
4.25%, 7/21/2017	AUD	14,000,000	13,432,006
4.25%, 4/21/2026	AUD	100,000	92,510
4.50%, 4/15/2020 (a)	AUD	6,250,000	6,069,710
4.50%, 4/21/2033	AUD	2,000,000	1,814,365
4.75%, 10/21/2015	AUD	3,000,000	2,867,276
4.75%, 6/15/2016	AUD	7,050,000	6,799,259
4.75%, 4/21/2027 (a)	AUD	2,400,000	2,316,043
5.25%, 3/15/2019 (a)	AUD	5,830,000	5,844,627
5.50%, 1/21/2018	AUD	7,100,000	7,111,957
5.50%, 4/21/2023	AUD	6,800,000	7,018,681
5.75%, 5/15/2021 (a)	AUD	7,350,000	7,648,156
5.75%, 7/15/2022	AUD	3,500,000	3,659,886
5.75%, 7/15/2022	AUD	2,350,000	2,457,352
6.00%, 2/15/2017	AUD	4,300,000	4,312,941
6.25%, 4/15/2015	AUD	3,220,000	3,095,629
6.25%, 4/15/2015	AUD	2,000,000	1,922,751

			89,844,215

AUSTRIA — 4.4%
Republic of Austria:
1.15%, 10/19/2018 (b)	EUR	3,700,000	5,187,786
1.75%, 10/20/2023 (b)	EUR	4,000,000	5,477,164
1.95%, 6/18/2019 (b)	EUR	3,000,000	4,350,169
2.40%, 5/23/2034 (b)	EUR	1,000,000	1,346,825
3.15%, 6/20/2044 (b)	EUR	2,000,000	3,030,192
3.20%, 2/20/2017 (b)	EUR	4,200,000	6,260,770
3.40%, 11/22/2022 (b)	EUR	2,950,000	4,633,899
3.50%, 7/15/2015 (b)	EUR	2,700,000	3,877,642
3.50%, 9/15/2021 (b)	EUR	4,500,000	7,115,076
3.65%, 4/20/2022 (b)	EUR	2,000,000	3,192,858
3.65%, 4/20/2022 (b)	EUR	375,000	598,661
3.80%, 1/26/2062 (b)	EUR	1,000,000	1,771,051
3.90%, 7/15/2020 (b)	EUR	4,600,000	7,385,126
4.00%, 9/15/2016 (b)	EUR	3,780,000	5,685,645
4.15%, 3/15/2037 (b)	EUR	4,100,000	7,141,962
4.30%, 9/15/2017 (b)	EUR	6,000,000	9,347,840
4.35%, 3/15/2019 (b)	EUR	200,000	322,257
4.65%, 1/15/2018 (b)	EUR	5,000,000	7,940,096
4.85%, 3/15/2026 (b)	EUR	1,700,000	3,019,198
6.25%, 7/15/2027	EUR	2,915,000	5,875,764

			93,559,981

BELGIUM — 4.6%
Kingdom of Belgium:
1.25%, 6/22/2018	EUR	4,500,000	6,315,002
2.25%, 6/22/2023	EUR	3,500,000	4,920,882
2.60%, 6/22/2024 (b)	EUR	1,200,000	1,711,736
2.75%, 3/28/2016 (b)	EUR	1,600,000	2,312,791
3.00%, 9/28/2019	EUR	1,300,000	1,971,452
3.00%, 6/22/2034 (b)	EUR	2,000,000	2,766,654
3.25%, 9/28/2016 (b)	EUR	2,925,000	4,322,365
3.50%, 6/28/2017 (b)	EUR	5,900,000	8,908,247
3.75%, 9/28/2015 (b)	EUR	2,700,000	3,916,641
3.75%, 9/28/2020 (b)	EUR	2,000,000	3,166,115
3.75%, 6/22/2045	EUR	1,000,000	1,534,267
4.00%, 3/28/2017 (b)	EUR	500,000	761,899
4.00%, 3/28/2018 (b)	EUR	250,000	389,082
4.00%, 3/28/2019	EUR	3,380,000	5,344,715
4.00%, 3/28/2022	EUR	5,500,000	8,868,884
4.00%, 3/28/2032	EUR	2,640,000	4,228,353
4.25%, 9/28/2021 (b)	EUR	3,750,000	6,136,360
4.25%, 9/28/2022	EUR	3,000,000	4,919,607
4.25%, 3/28/2041 (b)	EUR	2,900,000	4,847,457
4.50%, 3/28/2026 (b)	EUR	1,400,000	2,344,904
5.00%, 3/28/2035 (b)	EUR	3,500,000	6,354,585
5.50%, 9/28/2017 (b)	EUR	4,700,000	7,581,845
5.50%, 3/28/2028	EUR	3,245,000	5,997,515

			99,621,358

CANADA — 4.6%
Government of Canada:
1.00%, 5/1/2015	CAD	2,400,000	2,174,623
1.00%, 11/1/2015	CAD	8,000,000	7,242,220
1.00%, 5/1/2016	CAD	3,000,000	2,712,870
1.00%, 8/1/2016	CAD	1,800,000	1,626,107
1.25%, 3/1/2018	CAD	2,500,000	2,243,828
1.25%, 9/1/2018	CAD	3,200,000	2,853,110
1.50%, 8/1/2015	CAD	3,000,000	2,735,321
1.50%, 2/1/2017	CAD	150,000	136,831
1.50%, 3/1/2017	CAD	3,900,000	3,560,687
1.50%, 9/1/2017	CAD	3,500,000	3,183,185
1.50%, 6/1/2023	CAD	4,200,000	3,534,355
1.75%, 3/1/2019	CAD	6,000,000	5,443,624
2.00%, 6/1/2016	CAD	2,000,000	1,847,719
2.50%, 6/1/2024	CAD	4,930,000	4,478,204
2.75%, 9/1/2016	CAD	2,800,000	2,634,270
2.75%, 6/1/2022	CAD	3,600,000	3,385,810
3.25%, 6/1/2021	CAD	3,000,000	2,934,632
3.50%, 6/1/2020	CAD	3,000,000	2,973,200
3.50%, 12/1/2045	CAD	3,900,000	3,920,317
3.75%, 6/1/2019	CAD	3,575,000	3,562,692
4.00%, 6/1/2016	CAD	7,530,000	7,247,970
4.00%, 6/1/2017	CAD	1,800,000	1,768,656
4.00%, 6/1/2041	CAD	4,200,000	4,522,492
4.25%, 6/1/2018	CAD	1,750,000	1,760,147
4.50%, 6/1/2015	CAD	4,750,000	4,477,932
5.00%, 6/1/2037	CAD	4,750,000	5,782,929
5.75%, 6/1/2029	CAD	3,490,000	4,335,536
5.75%, 6/1/2033	CAD	2,850,000	3,668,270
8.00%, 6/1/2027	CAD	1,000,000	1,449,576

			98,197,113

DENMARK — 3.5%
Kingdom of Denmark:
1.50%, 11/15/2023	DKK	38,600,000	7,050,610
2.50%, 11/15/2016	DKK	28,350,000	5,543,202
3.00%, 11/15/2021	DKK	53,400,000	11,090,974
4.00%, 11/15/2015	DKK	44,200,000	8,673,971
4.00%, 11/15/2017	DKK	41,100,000	8,563,701
4.00%, 11/15/2019	DKK	53,000,000	11,468,273
4.50%, 11/15/2039	DKK	70,000,000	18,055,787
7.00%, 11/10/2024	DKK	14,300,000	4,050,567

			74,497,085

FRANCE — 4.5%
French Treasury Note:
1.00%, 7/25/2017	EUR	2,000,000	2,804,997

SPDR Barclays International Treasury Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount		Value

1.75%, 2/25/2017	EUR	3,000,000	$4,301,354
2.00%, 7/12/2015	EUR	5,300,000	7,471,270
2.25%, 2/25/2016	EUR	4,000,000	5,724,196
2.50%, 7/25/2016	EUR	1,450,000	2,101,003
Republic of France:
0.25%, 11/25/2015	EUR	5,000,000	6,894,859
1.75%, 5/25/2023	EUR	4,000,000	5,453,248
2.25%, 10/25/2022	EUR	1,000,000	1,432,966
2.25%, 5/25/2024	EUR	750,000	1,048,723
2.50%, 10/25/2020	EUR	4,240,000	6,289,775
2.75%, 10/25/2027	EUR	3,500,000	4,961,277
3.25%, 10/25/2021	EUR	4,500,000	6,968,085
3.50%, 4/25/2020	EUR	5,000,000	7,831,931
3.75%, 4/25/2017	EUR	600,000	911,530
3.75%, 10/25/2019	EUR	4,030,000	6,369,491
3.75%, 4/25/2021	EUR	3,000,000	4,784,938
4.00%, 10/25/2038	EUR	2,000,000	3,247,983
4.00%, 4/25/2060	EUR	1,150,000	1,893,426
4.25%, 10/25/2018	EUR	2,500,000	3,983,451
4.50%, 4/25/2041	EUR	2,550,000	4,477,484
4.75%, 4/25/2035	EUR	1,000,000	1,784,006
5.00%, 10/25/2016	EUR	270,000	416,829
5.50%, 4/25/2029	EUR	3,250,000	6,090,627
6.00%, 10/25/2025	EUR	100,000	190,503

			97,433,952

GERMANY — 4.4%
Federal Republic of Germany:
0.25%, 4/13/2018	EUR	1,000,000	1,367,366
0.50%, 4/7/2017	EUR	1,200,000	1,666,560
0.50%, 10/13/2017	EUR	1,700,000	2,358,380
0.50%, 2/23/2018	EUR	4,000,000	5,533,479
0.75%, 2/24/2017	EUR	1,000,000	1,399,426
1.00%, 10/12/2018	EUR	2,000,000	2,812,462
1.00%, 2/22/2019	EUR	500,000	701,368
1.25%, 10/14/2016	EUR	750,000	1,061,693
1.50%, 9/4/2022	EUR	1,300,000	1,818,468
1.50%, 2/15/2023	EUR	2,500,000	3,477,058
1.50%, 5/15/2023	EUR	500,000	692,751
1.75%, 7/4/2022	EUR	2,200,000	3,148,341
1.75%, 2/15/2024	EUR	775,000	1,085,392
2.00%, 8/15/2023	EUR	2,000,000	2,881,680
2.25%, 4/10/2015	EUR	3,330,000	4,688,128
2.50%, 1/4/2021	EUR	2,000,000	3,032,551
2.50%, 7/4/2044	EUR	1,500,000	2,098,096
2.75%, 4/8/2016	EUR	600,000	870,127
3.00%, 7/4/2020	EUR	2,150,000	3,349,486
3.25%, 7/4/2021	EUR	2,650,000	4,210,186
3.25%, 7/4/2042	EUR	1,200,000	1,935,155
3.50%, 1/4/2016	EUR	3,900,000	5,692,260
3.50%, 7/4/2019	EUR	4,700,000	7,434,035
3.75%, 1/4/2017	EUR	1,200,000	1,815,929
4.00%, 7/4/2016	EUR	4,150,000	6,213,715
4.00%, 1/4/2037	EUR	2,550,000	4,496,276
4.25%, 7/4/2017	EUR	2,090,000	3,251,924
4.25%, 7/4/2018	EUR	200,000	319,998
4.25%, 7/4/2039	EUR	950,000	1,764,578
4.75%, 7/4/2034	EUR	500,000	955,190
4.75%, 7/4/2040	EUR	525,000	1,051,902
5.50%, 1/4/2031	EUR	2,350,000	4,709,904
5.63%, 1/4/2028	EUR	3,115,000	6,167,353

			94,061,217

ITALY — 11.4%
Republic of Italy:
Zero Coupon, 6/30/2015 (c)	EUR	2,250,000	3,073,896
2.50%, 5/1/2019	EUR	1,700,000	2,406,052
2.75%, 12/1/2015	EUR	2,300,000	3,275,471
3.00%, 6/15/2015	EUR	4,600,000	6,514,360
3.00%, 11/1/2015	EUR	2,100,000	2,997,649
3.50%, 11/1/2017	EUR	9,000,000	13,283,707
3.50%, 6/1/2018	EUR	9,000,000	13,301,073
3.50%, 12/1/2018	EUR	2,000,000	2,964,890
3.75%, 4/15/2016	EUR	4,000,000	5,835,233
3.75%, 8/1/2016	EUR	5,000,000	7,334,713
3.75%, 3/1/2021	EUR	2,980,000	4,414,582
3.75%, 5/1/2021	EUR	1,000,000	1,477,663
3.75%, 8/1/2021	EUR	2,600,000	3,840,095
4.00%, 2/1/2017	EUR	4,000,000	5,954,237
4.00%, 9/1/2020	EUR	3,000,000	4,532,925
4.00%, 2/1/2037	EUR	2,765,000	3,864,006
4.25%, 2/1/2019	EUR	1,750,000	2,678,258
4.25%, 9/1/2019	EUR	2,350,000	3,604,855
4.25%, 3/1/2020	EUR	1,500,000	2,294,848
4.50%, 7/15/2015	EUR	3,000,000	4,334,498
4.50%, 2/1/2018	EUR	3,000,000	4,583,873
4.50%, 8/1/2018	EUR	1,475,000	2,268,631
4.50%, 3/1/2019	EUR	2,250,000	3,484,564
4.50%, 2/1/2020	EUR	1,750,000	2,711,258
4.50%, 5/1/2023	EUR	6,000,000	9,149,951
4.50%, 3/1/2024	EUR	3,000,000	4,560,297
4.50%, 3/1/2026	EUR	5,500,000	8,321,733
4.75%, 9/15/2016	EUR	3,200,000	4,809,099
4.75%, 5/1/2017	EUR	5,000,000	7,609,178
4.75%, 6/1/2017	EUR	5,000,000	7,616,896
4.75%, 9/1/2021	EUR	2,400,000	3,756,694
4.75%, 8/1/2023 (b)	EUR	1,475,000	2,294,555
4.75%, 9/1/2028 (b)	EUR	4,500,000	6,885,907
4.75%, 9/1/2044 (b)	EUR	2,000,000	2,978,563
5.00%, 3/1/2022	EUR	5,000,000	7,920,814
5.00%, 3/1/2025 (b)	EUR	4,000,000	6,292,911
5.00%, 8/1/2034	EUR	5,000,000	7,843,756
5.00%, 8/1/2039	EUR	2,000,000	3,126,785
5.00%, 9/1/2040	EUR	3,500,000	5,440,365
5.25%, 8/1/2017	EUR	6,000,000	9,308,973
5.25%, 11/1/2029	EUR	1,750,000	2,810,630
5.50%, 9/1/2022	EUR	4,250,000	6,928,323
5.50%, 11/1/2022	EUR	7,000,000	11,405,952
5.75%, 2/1/2033	EUR	4,000,000	6,811,530
6.00%, 5/1/2031	EUR	1,450,000	2,517,422
6.50%, 11/1/2027	EUR	2,885,000	5,186,835

			244,608,506

JAPAN — 22.6%
Government of Japan 2 Year Bond:
0.10%, 4/15/2015	JPY	600,000,000	5,828,538
0.10%, 9/15/2015	JPY	1,250,000,000	12,142,496
0.10%, 10/15/2015	JPY	200,000,000	1,942,763
0.10%, 12/15/2015	JPY	500,000,000	4,856,668

SPDR Barclays International Treasury Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount		Value

Government of Japan 5 Year Bond:
0.10%, 12/20/2017	JPY	500,000,000	$4,847,148
0.10%, 3/20/2018	JPY	540,000,000	5,232,146
0.20%, 6/20/2017	JPY	900,000,000	8,760,845
0.20%, 9/20/2017	JPY	700,000,000	6,812,760
0.20%, 12/20/2017	JPY	950,000,000	9,243,739
0.20%, 9/20/2018	JPY	800,000,000	7,774,965
0.20%, 12/20/2018	JPY	1,300,000,000	12,627,401
0.30%, 6/20/2016	JPY	415,000,000	4,047,968
0.30%, 3/20/2017	JPY	400,000,000	3,905,641
0.30%, 3/20/2018	JPY	600,000,000	5,859,545
0.30%, 6/20/2018	JPY	300,000,000	2,929,268
0.40%, 6/20/2015	JPY	675,000,000	6,580,976
0.40%, 6/20/2016	JPY	400,000,000	3,910,243
0.40%, 3/20/2018	JPY	550,000,000	5,392,355
0.40%, 6/20/2018	JPY	200,000,000	1,960,996
0.50%, 3/20/2016	JPY	600,000,000	5,873,108
0.60%, 12/20/2015	JPY	459,750,000	4,503,898
Government of Japan 10 Year Bond:
0.30%, 12/20/2016	JPY	1,135,000,000	11,078,762
0.60%, 3/20/2023	JPY	1,520,000,000	14,811,709
0.60%, 12/20/2023	JPY	950,000,000	9,202,367
0.70%, 12/20/2022	JPY	650,000,000	6,398,257
0.80%, 9/20/2020	JPY	400,000,000	4,004,560
0.80%, 6/20/2022	JPY	199,950,000	1,989,012
0.80%, 9/20/2022	JPY	400,000,000	3,974,897
0.80%, 12/20/2022	JPY	350,000,000	3,474,106
0.80%, 6/20/2023	JPY	500,000,000	4,950,090
0.80%, 9/20/2023	JPY	1,350,000,000	13,345,094
0.90%, 3/20/2022	JPY	185,000,000	1,856,183
0.90%, 6/20/2022	JPY	400,000,000	4,010,242
1.00%, 9/20/2020	JPY	315,000,000	3,192,712
1.00%, 12/20/2021	JPY	250,000,000	2,529,395
1.00%, 3/20/2022	JPY	400,000,000	4,043,696
1.10%, 9/20/2021	JPY	715,000,000	7,290,396
1.20%, 12/20/2020	JPY	350,000,000	3,592,733
1.20%, 6/20/2021	JPY	625,000,000	6,418,234
1.30%, 3/20/2018	JPY	300,000,000	3,044,899
1.30%, 12/20/2019	JPY	627,000,000	6,449,780
1.30%, 3/20/2021	JPY	275,000,000	2,842,403
1.50%, 9/20/2015	JPY	625,000,000	6,195,678
1.50%, 12/20/2017	JPY	500,000,000	5,098,806
1.50%, 6/20/2018	JPY	240,000,000	2,460,787
1.60%, 12/20/2015	JPY	409,500,000	4,079,711
1.70%, 9/20/2016	JPY	777,000,000	7,841,834
1.70%, 12/20/2016	JPY	745,100,000	7,547,342
1.70%, 3/20/2017	JPY	680,000,000	6,913,207
1.70%, 9/20/2017	JPY	648,000,000	6,632,913
1.80%, 6/20/2017	JPY	300,000,000	3,069,724
1.90%, 6/20/2016	JPY	202,600,000	2,045,777
Government of Japan 20 Year Bond:
0.30%, 9/20/2018	JPY	1,200,000,000	11,714,254
1.50%, 3/20/2033	JPY	260,000,000	2,553,433
1.60%, 3/20/2032	JPY	20,000,000	202,394
1.60%, 12/20/2033	JPY	195,000,000	1,927,854
1.70%, 9/20/2032	JPY	500,000,000	5,104,811
1.70%, 12/20/2032	JPY	700,000,000	7,123,435
1.70%, 9/20/2033	JPY	600,000,000	6,049,324
1.80%, 9/20/2030	JPY	251,350,000	2,661,728
1.80%, 9/20/2031	JPY	260,000,000	2,726,000
1.80%, 12/20/2031	JPY	535,000,000	5,594,442
1.90%, 9/20/2022	JPY	750,000,000	8,115,636
1.90%, 12/20/2023	JPY	335,000,000	3,642,973
1.90%, 3/20/2029	JPY	404,300,000	4,391,243
1.90%, 9/20/2030	JPY	231,000,000	2,479,671
1.90%, 3/20/2031	JPY	55,000,000	587,747
2.00%, 12/20/2024	JPY	450,000,000	4,959,875
2.10%, 9/21/2021	JPY	650,000,000	7,091,214
2.10%, 9/20/2024	JPY	200,000,000	2,220,997
2.10%, 9/20/2025	JPY	630,000,000	7,028,221
2.10%, 9/20/2029	JPY	457,750,000	5,080,200
2.10%, 3/20/2030	JPY	100,000,000	1,106,281
2.10%, 12/20/2030	JPY	150,000,000	1,650,513
2.20%, 3/20/2031	JPY	400,000,000	4,452,287
2.30%, 6/20/2027	JPY	1,696,200,000	19,364,317
2.60%, 3/20/2019	JPY	968,300,000	10,514,082
2.90%, 9/20/2019	JPY	400,000,000	4,445,451
Government of Japan 30 Year Bond:
1.70%, 6/20/2033	JPY	310,000,000	3,134,794
1.80%, 3/20/2043	JPY	200,000,000	1,984,656
1.80%, 9/20/2043	JPY	250,000,000	2,478,650
1.90%, 9/20/2042	JPY	200,000,000	2,030,189
2.00%, 9/20/2040	JPY	332,200,000	3,447,845
2.00%, 3/20/2042	JPY	100,000,000	1,037,277
2.20%, 3/20/2041	JPY	205,550,000	2,219,447
2.30%, 3/20/2039	JPY	465,900,000	5,113,138
2.30%, 3/20/2040	JPY	301,550,000	3,314,344
2.40%, 3/20/2037	JPY	460,700,000	5,129,067
2.50%, 9/20/2034	JPY	650,000,000	7,373,260
2.50%, 9/20/2035	JPY	1,060,000,000	12,001,915
Government of Japan 40 Year Bond:
1.90%, 3/20/2053	JPY	400,000,000	4,005,255
2.00%, 3/20/2052	JPY	510,000,000	5,251,690
2.20%, 3/20/2049	JPY	40,000,000	433,403

			487,162,086

MEXICO — 3.7%
Mexican Bonos:
4.75%, 6/14/2018	MXN	58,650,000	4,457,346
5.00%, 6/15/2017	MXN	92,600,000	7,225,954
6.00%, 6/18/2015	MXN	81,000,000	6,369,469
6.25%, 6/16/2016	MXN	51,350,000	4,117,968
6.50%, 6/10/2021	MXN	32,000,000	2,557,611
6.50%, 6/9/2022	MXN	115,000,000	9,082,266
7.25%, 12/15/2016	MXN	53,350,000	4,399,781
7.50%, 6/3/2027	MXN	44,250,000	3,687,623
7.75%, 12/14/2017	MXN	15,250,000	1,287,761
7.75%, 5/29/2031	MXN	56,100,000	4,690,194
7.75%, 11/13/2042	MXN	47,000,000	3,853,991
8.00%, 12/17/2015	MXN	50,000,000	4,086,533
8.00%, 6/11/2020	MXN	24,000,000	2,072,263
8.00%, 12/7/2023	MXN	30,000,000	2,601,870
8.50%, 12/13/2018	MXN	27,250,000	2,382,899
8.50%, 5/31/2029	MXN	43,400,000	3,886,425
8.50%, 11/18/2038	MXN	30,000,000	2,667,757
10.00%, 12/5/2024	MXN	55,000,000	5,454,795

SPDR Barclays International Treasury Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount		Value

10.00%, 11/20/2036	MXN	41,500,000	$4,215,395

			79,097,901

NETHERLANDS — 4.5%
Kingdom of the Netherlands:
0.75%, 4/15/2015	EUR	4,500,000	6,238,641
1.25%, 1/15/2018 (b)	EUR	4,500,000	6,363,440
1.25%, 1/15/2019 (b)	EUR	3,500,000	4,921,981
1.75%, 7/15/2023 (b)	EUR	3,500,000	4,826,218
2.25%, 7/15/2022 (b)	EUR	2,000,000	2,904,496
2.50%, 1/15/2017 (b)	EUR	4,400,000	6,432,377
2.50%, 1/15/2033 (b)	EUR	2,500,000	3,468,499
2.75%, 1/15/2047	EUR	750,000	1,067,464
3.25%, 7/15/2015 (b)	EUR	7,360,000	10,541,964
3.25%, 7/15/2021 (b)	EUR	4,000,000	6,234,154
3.50%, 7/15/2020 (b)	EUR	5,880,000	9,274,422
3.75%, 1/15/2023 (b)	EUR	3,400,000	5,499,078
3.75%, 1/15/2042 (b)	EUR	3,200,000	5,477,609
4.00%, 7/15/2016 (b)	EUR	250,000	374,043
4.00%, 7/15/2018 (b)	EUR	3,410,000	5,361,708
4.00%, 7/15/2019 (b)	EUR	500,000	799,421
4.00%, 1/15/2037 (b)	EUR	3,170,000	5,498,800
4.50%, 7/15/2017 (b)	EUR	3,000,000	4,681,784
5.50%, 1/15/2028 (b)	EUR	3,180,000	6,100,080
Netherlands Government Bond Zero Coupon, 4/15/2016 (b)(c)	EUR	1,200,000	1,646,225

			97,712,404

POLAND — 3.3%
Poland Government Bond:
Zero Coupon, 7/25/2015 (c)	PLN	7,500,000	2,394,420
Zero Coupon, 1/25/2016 (c)	PLN	6,300,000	1,977,742
Zero Coupon, 7/25/2016 (c)	PLN	6,950,000	2,144,991
2.50%, 7/25/2018	PLN	5,000,000	1,587,013
3.75%, 4/25/2018	PLN	20,000,000	6,681,671
4.00%, 10/25/2023	PLN	15,000,000	4,875,223
4.75%, 10/25/2016	PLN	10,000,000	3,440,789
4.75%, 4/25/2017	PLN	16,600,000	5,729,291
5.00%, 4/25/2016	PLN	17,000,000	5,847,091
5.25%, 10/25/2017	PLN	16,100,000	5,663,828
5.25%, 10/25/2020	PLN	15,650,000	5,571,823
5.50%, 4/25/2015	PLN	12,000,000	4,084,861
5.50%, 10/25/2019	PLN	5,025,000	1,806,000
5.75%, 10/25/2021	PLN	18,640,000	6,826,359
5.75%, 9/23/2022	PLN	11,960,000	4,397,815
5.75%, 4/25/2029	PLN	6,700,000	2,491,378
6.25%, 10/24/2015	PLN	18,715,000	6,513,766

			72,034,061

SOUTH AFRICA — 3.2%
South Africa Government Bond:
6.25%, 3/31/2036	ZAR	20,000,000	1,417,279
6.50%, 2/28/2041	ZAR	45,000,000	3,207,361
6.75%, 3/31/2021	ZAR	55,500,000	4,874,211
7.00%, 2/28/2031	ZAR	60,000,000	4,819,840
7.25%, 1/15/2020	ZAR	81,785,000	7,490,109
7.75%, 2/28/2023	ZAR	113,400,000	10,413,320
8.00%, 12/21/2018	ZAR	59,500,000	5,695,830
8.00%, 1/31/2030	ZAR	13,300,000	1,178,651
8.25%, 9/15/2017	ZAR	90,000,000	8,724,470
8.50%, 1/31/2037	ZAR	80,000,000	7,274,760
8.75%, 2/28/2048	ZAR	30,000,000	2,757,699
10.50%, 12/21/2026	ZAR	57,600,000	6,349,532
10.50%, 12/21/2026	ZAR	1,000,000	110,668
10.50%, 12/21/2026	ZAR	6,000,000	661,410
13.50%, 9/15/2015	ZAR	39,200,000	4,064,532

			69,039,672

SPAIN — 4.5%
Kingdom of Spain:
2.10%, 4/30/2017	EUR	750,000	1,061,359
2.75%, 4/30/2019	EUR	1,500,000	2,156,106
3.00%, 4/30/2015	EUR	1,000,000	1,412,822
3.15%, 1/31/2016	EUR	3,660,000	5,265,913
3.25%, 4/30/2016	EUR	2,300,000	3,328,156
3.30%, 7/30/2016	EUR	1,450,000	2,107,754
3.75%, 10/31/2015	EUR	1,250,000	1,804,646
3.75%, 10/31/2018	EUR	1,500,000	2,251,329
3.80%, 1/31/2017	EUR	3,250,000	4,816,603
3.80%, 4/30/2024 (b)	EUR	1,000,000	1,443,510
4.00%, 7/30/2015	EUR	2,800,000	4,027,163
4.00%, 4/30/2020	EUR	3,250,000	4,937,097
4.10%, 7/30/2018	EUR	1,600,000	2,435,091
4.20%, 1/31/2037	EUR	3,100,000	4,374,005
4.25%, 10/31/2016	EUR	2,750,000	4,101,777
4.30%, 10/31/2019	EUR	500,000	771,854
4.40%, 10/31/2023 (b)	EUR	4,200,000	6,370,002
4.50%, 1/31/2018	EUR	1,900,000	2,910,408
4.60%, 7/30/2019	EUR	3,280,000	5,134,609
4.65%, 7/30/2025	EUR	2,700,000	4,162,319
4.70%, 7/30/2041	EUR	1,800,000	2,698,122
4.80%, 1/31/2024	EUR	1,300,000	2,032,202
4.85%, 10/31/2020	EUR	2,500,000	3,953,164
4.90%, 7/30/2040	EUR	1,000,000	1,547,264
5.15%, 10/31/2044 (b)	EUR	100,000	158,539
5.50%, 7/30/2017	EUR	2,500,000	3,916,124
5.50%, 4/30/2021	EUR	3,000,000	4,912,495
5.75%, 7/30/2032	EUR	1,200,000	2,063,074
5.85%, 1/31/2022	EUR	3,300,000	5,511,583
5.90%, 7/30/2026	EUR	1,000,000	1,705,859
6.00%, 1/31/2029	EUR	2,200,000	3,797,773

			97,168,722

SWEDEN — 3.2%
Kingdom of Sweden:
1.50%, 11/13/2023	SEK	65,000,000	9,480,894
2.25%, 6/1/2032	SEK	13,000,000	1,887,621
2.50%, 5/12/2025	SEK	8,250,000	1,303,830
3.00%, 7/12/2016	SEK	36,000,000	5,827,296
3.50%, 6/1/2022	SEK	49,020,000	8,436,274
3.50%, 3/30/2039	SEK	32,300,000	5,575,823
3.75%, 8/12/2017	SEK	56,635,000	9,504,579
4.25%, 3/12/2019	SEK	59,800,000	10,458,920
4.50%, 8/12/2015	SEK	56,000,000	9,086,898
5.00%, 12/1/2020	SEK	41,850,000	7,772,015

			69,334,150

SPDR Barclays International Treasury Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount		Value

UNITED KINGDOM — 12.1%
United Kingdom Treasury Bond:
1.00%, 9/7/2017	GBP	10,000,000	$16,463,441
1.25%, 7/22/2018	GBP	5,000,000	8,181,856
1.75%, 1/22/2017	GBP	3,700,000	6,276,835
1.75%, 7/22/2019	GBP	1,200,000	1,977,153
1.75%, 9/7/2022	GBP	5,000,000	7,804,847
2.00%, 1/22/2016	GBP	4,400,000	7,504,323
2.25%, 9/7/2023	GBP	6,580,000	10,519,645
3.25%, 1/22/2044	GBP	3,100,000	4,910,016
3.50%, 7/22/2068	GBP	4,500,000	7,541,637
3.75%, 9/7/2019	GBP	4,500,000	8,191,776
3.75%, 9/7/2020	GBP	4,300,000	7,835,840
3.75%, 9/7/2021	GBP	2,750,000	5,009,890
3.75%, 7/22/2052	GBP	3,000,000	5,289,484
4.00%, 9/7/2016	GBP	5,575,000	9,984,933
4.00%, 3/7/2022	GBP	4,650,000	8,617,321
4.00%, 1/22/2060	GBP	2,300,000	4,314,012
4.25%, 12/7/2027	GBP	4,000,000	7,533,451
4.25%, 6/7/2032	GBP	3,975,000	7,482,921
4.25%, 3/7/2036	GBP	1,500,000	2,818,992
4.25%, 9/7/2039	GBP	1,300,000	2,453,400
4.25%, 12/7/2040	GBP	3,200,000	6,045,508
4.25%, 12/7/2046	GBP	2,825,000	5,408,430
4.25%, 12/7/2049	GBP	2,700,000	5,227,501
4.25%, 12/7/2055	GBP	2,850,000	5,575,381
4.50%, 3/7/2019	GBP	5,500,000	10,322,277
4.50%, 9/7/2034	GBP	7,400,000	14,356,636
4.50%, 12/7/2042	GBP	3,325,000	6,574,046
4.75%, 9/7/2015	GBP	4,000,000	7,068,783
4.75%, 3/7/2020	GBP	4,600,000	8,812,246
4.75%, 12/7/2030	GBP	5,200,000	10,353,516
4.75%, 12/7/2038	GBP	3,914,000	7,947,386
5.00%, 3/7/2018	GBP	4,100,000	7,745,506
5.00%, 3/7/2025	GBP	3,000,000	6,005,342
6.00%, 12/7/2028	GBP	2,850,000	6,364,471
8.00%, 12/7/2015	GBP	1,000,000	1,876,911
8.00%, 6/7/2021	GBP	3,375,000	7,742,583
8.75%, 8/25/2017	GBP	1,000,000	2,077,469

			260,215,765

TOTAL FOREIGN GOVERNMENT OBLIGATIONS —
(Cost $2,082,787,302)			2,123,588,188

	Shares
SHORT TERM INVESTMENTS — 0.6%
MONEY MARKET FUNDS — 0.6%
State Street Navigator Securities Lending Prime Portfolio (d)(e)		11,597,177	11,597,177
State Street Institutional Liquid Reserves Fund 0.08% (e)(f)		796,612	796,612

TOTAL SHORT TERM INVESTMENTS — (g)
(Cost $12,393,789)			12,393,789

TOTAL INVESTMENTS — 99.3% (h)
(Cost $2,095,181,091)			2,135,981,977
OTHER ASSETS & LIABILITIES — 0.7%			15,616,988

NET ASSETS — 100.0%			$2,151,598,965

(a)	A portion of the security was on loan at March 31, 2014.
(b)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 12.1% of net assets as of March 31, 2014, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Non-income producing security
(d)	Investments of cash collateral for securities loaned
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments).
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Value is determined based on Level 1 inputs (See accompanying Notes to Schedules of Investments).
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (See accompanying Notes to Schedules of Investments).

AUD — Australian Dollar
CAD — Canadian Dollar
DKK — Danish Krone
EUR — Euro Currency
GBP — Great British Pound
JPY — Japanese Yen
MXN — Mexican Peso
PLN — Polish Zloty
SEK — Swedish Krona
ZAR — South African Rand

SPDR Barclays International Corporate Bond ETF
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount		Value

CORPORATE BONDS & NOTES — 97.7%
AUSTRALIA — 3.6%
Australia & New Zealand Banking Group, Ltd. 3.75%, 3/10/2017	EUR	300,000	$447,263
BHP Billiton Finance, Ltd.:
2.13%, 11/29/2018	EUR	300,000	429,792
2.25%, 9/25/2020	EUR	200,000	284,505
3.25%, 9/25/2024	GBP	200,000	315,773
3.75%, 10/18/2017	AUD	200,000	184,694
4.30%, 9/25/2042	GBP	400,000	636,918
6.38%, 4/4/2016	EUR	300,000	460,401
Commonwealth Bank of Australia:
4.25%, 11/10/2016	EUR	400,000	599,608
4.38%, 2/25/2020	EUR	200,000	318,626
6.50%, 7/21/2015	AUD	300,000	289,881
National Australia Bank, Ltd.:
2.00%, 11/12/2020	EUR	400,000	554,592
2.75%, 8/8/2022	EUR	350,000	503,587
4.00%, 7/13/2020	EUR	300,000	469,063
4.75%, 7/15/2016	EUR	200,000	300,564
5.50%, 5/20/2015	EUR	300,000	436,547
6.00%, 2/15/2017	AUD	300,000	295,095
Telstra Corp., Ltd.:
2.50%, 9/15/2023	EUR	400,000	557,702
3.50%, 9/21/2022	EUR	300,000	453,929
4.25%, 3/23/2020	EUR	150,000	236,865
4.75%, 3/21/2017	EUR	300,000	460,194
Westpac Banking Corp.:
4.13%, 5/25/2018	EUR	300,000	462,564
4.25%, 9/22/2016	EUR	450,000	671,748
4.50%, 2/25/2019	AUD	400,000	370,880
7.25%, 11/18/2016	AUD	400,000	404,111

			10,144,902

BELGIUM — 0.3%
Anheuser-Busch InBev NV:
2.70%, 3/31/2026	EUR	300,000	413,572
6.50%, 6/23/2017	GBP	200,000	380,846

			794,418

CANADA — 0.3%
The Toronto-Dominion Bank 5.38%, 5/14/2015	EUR	500,000	726,405

DENMARK — 0.6%
Carlsberg Breweries A/S 3.38%, 10/13/2017	EUR	200,000	295,250
Danske Bank A/S:
2.50%, 7/9/2015	EUR	200,000	282,109
3.88%, 5/18/2016	EUR	300,000	439,353
3.88%, 2/28/2017	EUR	400,000	596,149

			1,612,861

FRANCE — 14.8%
Autoroutes du Sud de la France SA 5.63%, 7/4/2022	EUR	450,000	769,574
Banque Federative du Credit Mutuel SA:
1.63%, 1/11/2018	EUR	400,000	557,853
2.00%, 9/19/2019	EUR	200,000	279,607
2.63%, 2/24/2021	EUR	300,000	427,313
2.63%, 3/18/2024	EUR	400,000	545,470
3.00%, 11/28/2023	EUR	300,000	427,280
3.25%, 8/23/2022	EUR	500,000	746,308
4.13%, 7/20/2020	EUR	500,000	778,435
4.38%, 5/31/2016	EUR	350,000	518,272
BNP Paribas SA:
1.50%, 3/12/2018	EUR	300,000	417,720
2.00%, 1/28/2019	EUR	200,000	280,731
2.25%, 1/13/2021	EUR	300,000	418,918
2.50%, 8/23/2019	EUR	200,000	286,823
2.63%, 9/16/2016	EUR	400,000	574,279
2.88%, 7/13/2015	EUR	400,000	567,261
2.88%, 11/27/2017	EUR	250,000	365,666
2.88%, 10/24/2022	EUR	300,000	431,366
2.88%, 9/26/2023	EUR	500,000	711,282
3.00%, 2/24/2017	EUR	200,000	291,425
3.50%, 3/7/2016	EUR	350,000	507,298
3.75%, 11/25/2020	EUR	600,000	920,385
4.13%, 1/14/2022	EUR	600,000	948,611
4.50%, 3/21/2023	EUR	300,000	492,965
Bouygues SA:
3.64%, 10/29/2019	EUR	350,000	525,997
4.25%, 7/22/2020 (a)	EUR	200,000	309,888
6.13%, 7/3/2015	EUR	300,000	441,100
BPCE SA:
2.13%, 3/17/2021	EUR	400,000	549,820
4.50%, 2/10/2022	EUR	500,000	801,598
Carrefour SA:
1.75%, 5/22/2019	EUR	300,000	415,687
1.88%, 12/19/2017	EUR	300,000	423,809
3.88%, 4/25/2021	EUR	200,000	307,796
4.00%, 4/9/2020	EUR	200,000	309,213
Casino Guichard Perrachon SA:
3.16%, 8/6/2019	EUR	300,000	438,500
3.31%, 1/25/2023	EUR	200,000	285,173
Cie de St-Gobain:
3.50%, 9/30/2015	EUR	400,000	573,540
4.75%, 4/11/2017	EUR	300,000	458,173
Cie Financiere et Industrielle des Autoroutes SA 5.00%, 5/24/2021	EUR	300,000	489,921
Credit Agricole SA/London:
1.75%, 3/12/2018	EUR	400,000	561,327
1.88%, 10/18/2017	EUR	300,000	423,544
2.38%, 11/27/2020	EUR	300,000	421,889
3.00%, 7/20/2015	EUR	400,000	567,913
3.13%, 7/17/2023	EUR	300,000	434,368
3.13%, 2/5/2026	EUR	300,000	426,661
3.63%, 3/8/2016	EUR	400,000	581,329
3.88%, 2/13/2019	EUR	300,000	459,052
5.13%, 4/18/2023	EUR	200,000	342,101
Credit Mutuel Arkea SA 5.00%, 6/28/2017	EUR	300,000	463,632
Danone 2.25%, 11/15/2021	EUR	300,000	422,431
GDF Suez:
1.50%, 2/1/2016	EUR	200,000	280,185
2.25%, 6/1/2018	EUR	250,000	359,977
2.75%, 10/18/2017	EUR	400,000	584,791
3.00%, 2/1/2023	EUR	300,000	440,845
3.50%, 10/18/2022	EUR	300,000	456,279

SPDR Barclays International Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount		Value

5.00%, 10/1/2060	GBP	250,000	$439,680
5.63%, 1/18/2016	EUR	300,000	450,381
6.13%, 2/11/2021	GBP	150,000	295,648
6.38%, 1/18/2021	EUR	250,000	444,430
Gie GDF Suez Alliance 5.75%, 6/24/2023	EUR	250,000	441,145
HSBC France SA:
1.63%, 12/3/2018	EUR	300,000	417,353
1.88%, 1/16/2020	EUR	400,000	557,833
Orange SA:
3.00%, 6/15/2022	EUR	200,000	290,102
3.63%, 10/14/2015	EUR	300,000	431,916
3.88%, 4/9/2020	EUR	200,000	306,566
3.88%, 1/14/2021	EUR	300,000	461,433
4.75%, 2/21/2017	EUR	500,000	762,242
5.00%, 5/12/2016	GBP	300,000	532,357
5.63%, 5/22/2018	EUR	500,000	806,807
8.13%, 1/28/2033	EUR	400,000	851,613
Pernod-Ricard SA:
4.88%, 3/18/2016	EUR	300,000	444,410
5.00%, 3/15/2017	EUR	200,000	305,600
Sanofi:
1.88%, 9/4/2020	EUR	300,000	418,814
2.50%, 11/14/2023	EUR	300,000	422,186
4.50%, 5/18/2016	EUR	300,000	447,081
Schneider Electric SA 4.00%, 8/11/2017	EUR	250,000	377,916
Societe Des Autoroutes Paris-Rhin-Rhone 5.00%, 1/12/2017	EUR	200,000	304,943
Societe Generale SA:
2.25%, 1/23/2020	EUR	300,000	423,297
2.38%, 7/13/2015	EUR	200,000	281,660
2.38%, 2/28/2018	EUR	300,000	431,808
3.13%, 9/21/2017	EUR	450,000	661,959
4.00%, 4/20/2016	EUR	300,000	440,091
4.25%, 7/13/2022 (a)	EUR	400,000	640,226
4.75%, 3/2/2021	EUR	300,000	485,692
Total Capital SA 4.88%, 1/28/2019	EUR	300,000	485,907
Vinci SA 4.13%, 2/20/2017	EUR	200,000	299,722
Vivendi SA:
4.13%, 7/18/2017	EUR	500,000	756,976
4.75%, 7/13/2021	EUR	200,000	321,219

			41,260,394

GERMANY — 3.9%
BASF SE:
1.50%, 10/1/2018	EUR	400,000	562,987
2.00%, 12/5/2022	EUR	300,000	415,573
BPCE SA:
2.88%, 9/22/2015	EUR	350,000	497,575
3.75%, 7/21/2017	EUR	500,000	745,947
Commerzbank AG:
3.63%, 7/10/2017	EUR	200,000	296,968
3.88%, 3/22/2017	EUR	400,000	594,780
4.00%, 9/16/2020	EUR	250,000	386,435
Daimler AG:
1.00%, 7/8/2016	EUR	450,000	624,675
1.50%, 11/19/2018	EUR	300,000	418,700
1.75%, 5/21/2015	EUR	200,000	279,484
4.13%, 1/19/2017	EUR	200,000	300,508
Deutsche Bank AG:
2.38%, 1/11/2023	EUR	1,100,000	1,539,370
5.13%, 8/31/2017	EUR	1,000,000	1,571,844
Linde AG 1.75%, 9/17/2020	EUR	400,000	556,622
Merck Financial Services GmbH 4.50%, 3/24/2020	EUR	400,000	642,086
Volkswagen Leasing GmbH:
1.50%, 9/15/2015	EUR	200,000	278,765
2.38%, 9/6/2022	EUR	200,000	279,168
2.63%, 1/15/2024	EUR	400,000	557,653
2.75%, 7/13/2015	EUR	300,000	424,294

			10,973,434

HONG KONG — 0.4%
Hutchison Whampoa Europe Finance 12, Ltd. 2.50%, 6/6/2017	EUR	400,000	575,293
Hutchison Whampoa Finance 09, Ltd. 4.75%, 11/14/2016	EUR	350,000	528,402

			1,103,695

IRELAND — 2.4%
GE Capital European Funding:
1.00%, 5/2/2017	EUR	300,000	414,041
1.25%, 10/15/2015	EUR	200,000	278,212
2.25%, 7/20/2020	EUR	300,000	423,448
2.63%, 3/15/2023	EUR	500,000	707,593
2.88%, 9/17/2015	EUR	400,000	569,101
2.88%, 6/18/2019	EUR	300,000	441,158
3.75%, 4/4/2016	EUR	300,000	437,680
4.13%, 10/27/2016	EUR	600,000	894,340
4.25%, 3/1/2017	EUR	300,000	452,038
5.25%, 5/18/2015	EUR	450,000	652,499
5.38%, 1/16/2018	EUR	300,000	478,003
5.38%, 1/23/2020	EUR	300,000	496,171
6.00%, 1/15/2019	EUR	300,000	499,913

			6,744,197

ISRAEL — 0.1%
Teva Pharmaceutical Finance IV BV 2.88%, 4/15/2019	EUR	200,000	291,945

ITALY — 7.8%
Assicurazioni Generali SpA:
2.88%, 1/14/2020	EUR	500,000	709,996
5.13%, 9/16/2024	EUR	350,000	558,267
Atlantia SpA:
3.38%, 9/18/2017	EUR	600,000	883,252
4.50%, 2/8/2019	EUR	200,000	311,381
5.63%, 5/6/2016	EUR	300,000	452,115
5.88%, 6/9/2024 (a)	EUR	200,000	351,045
Enel SpA 5.25%, 6/20/2017	EUR	550,000	848,347
ENI SpA:
3.25%, 7/10/2023	EUR	200,000	293,536
3.50%, 1/29/2018	EUR	350,000	522,674
3.63%, 1/29/2029	EUR	500,000	724,598
3.75%, 9/12/2025	EUR	200,000	300,564
4.00%, 6/29/2020	EUR	300,000	464,423

SPDR Barclays International Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount		Value

4.13%, 9/16/2019	EUR	300,000	$464,472
4.25%, 2/3/2020	EUR	300,000	468,973
4.75%, 11/14/2017	EUR	400,000	620,312
5.00%, 1/28/2016	EUR	300,000	444,395
Intesa Sanpaolo SpA:
3.00%, 1/28/2019	EUR	500,000	720,516
3.75%, 11/23/2016	EUR	300,000	438,697
4.00%, 11/9/2017	EUR	500,000	746,468
4.00%, 11/8/2018	EUR	300,000	452,001
4.00%, 10/30/2023	EUR	300,000	445,044
4.13%, 1/14/2016	EUR	300,000	435,253
4.13%, 9/19/2016	EUR	300,000	441,368
4.13%, 4/14/2020	EUR	400,000	609,732
4.38%, 10/15/2019	EUR	300,000	461,364
4.75%, 6/15/2017	EUR	250,000	379,237
4.88%, 7/10/2015	EUR	200,000	288,997
5.00%, 2/28/2017	EUR	200,000	303,294
Snam SpA:
2.38%, 6/30/2017	EUR	300,000	426,684
3.50%, 2/13/2020	EUR	300,000	447,808
3.88%, 3/19/2018	EUR	400,000	600,807
4.38%, 7/11/2016	EUR	400,000	591,447
5.00%, 1/18/2019	EUR	250,000	395,828
5.25%, 9/19/2022	EUR	300,000	498,775
Terna Rete Elettrica Nazionale SpA:
4.13%, 2/17/2017	EUR	300,000	448,153
4.75%, 3/15/2021	EUR	450,000	727,199
UniCredit SpA:
2.25%, 12/16/2016	EUR	300,000	422,551
3.25%, 1/14/2021	EUR	300,000	428,217
3.38%, 1/11/2018	EUR	200,000	292,095
3.63%, 1/24/2019	EUR	500,000	738,182
4.38%, 9/11/2015	EUR	300,000	432,462
4.88%, 3/7/2017	EUR	400,000	604,714
Unione di Banche Italiane SCpA 2.88%, 2/18/2019	EUR	300,000	426,746

			21,621,989

JAPAN — 0.3%
Mizuho Bank Ltd. 0.76%, 4/20/2016	JPY	100,000,000	981,470

LUXEMBOURG — 0.6%
Glencore Finance Europe SA:
4.63%, 4/3/2018	EUR	300,000	454,405
5.25%, 3/22/2017	EUR	450,000	685,047
Novartis Finance SA 4.25%, 6/15/2016	EUR	400,000	595,288

			1,734,740

MEXICO — 0.5%
America Movil SAB de CV:
3.00%, 7/12/2021	EUR	200,000	288,666
3.75%, 6/28/2017	EUR	350,000	521,601
4.13%, 10/25/2019	EUR	200,000	308,372
4.38%, 8/7/2041	GBP	200,000	307,819

			1,426,458

NETHERLANDS — 21.6%
ABB Finance BV 2.63%, 3/26/2019	EUR	300,000	437,485
ABN Amro Bank NV:
2.50%, 11/29/2023	EUR	200,000	274,681
3.63%, 10/6/2017	EUR	300,000	448,070
4.13%, 3/28/2022	EUR	350,000	546,992
4.25%, 4/11/2016	EUR	500,000	736,495
4.75%, 1/11/2019	EUR	400,000	632,999
Allianz Finance II BV:
3.50%, 2/14/2022	EUR	400,000	610,405
4.00%, 11/23/2016	EUR	350,000	522,700
4.50%, 3/13/2043	GBP	200,000	337,498
4.75%, 7/22/2019	EUR	500,000	804,651
BASF Finance Europe NV 5.13%, 6/9/2015	EUR	350,000	508,452
Bharti Airtel International Netherlands BV 4.00%, 12/10/2018	EUR	300,000	430,634
BMW Finance NV:
1.00%, 10/24/2016	EUR	250,000	346,630
3.25%, 1/28/2016	EUR	300,000	432,559
3.25%, 1/14/2019	EUR	400,000	602,516
3.38%, 12/14/2018	GBP	150,000	261,612
3.63%, 1/29/2018	EUR	400,000	604,031
3.88%, 1/18/2017	EUR	400,000	597,434
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands:
1.75%, 1/22/2019	EUR	500,000	698,483
2.38%, 5/22/2023	EUR	600,000	825,147
3.38%, 1/18/2016	EUR	900,000	1,299,377
3.38%, 4/21/2017	EUR	500,000	738,022
3.50%, 10/17/2018	EUR	400,000	603,051
3.88%, 4/20/2016	EUR	950,000	1,391,320
4.00%, 9/10/2015	GBP	650,000	1,127,741
4.00%, 1/11/2022	EUR	600,000	931,476
4.13%, 1/14/2020	EUR	600,000	934,536
4.13%, 1/12/2021	EUR	750,000	1,172,503
4.13%, 7/14/2025	EUR	950,000	1,492,875
4.25%, 1/16/2017	EUR	800,000	1,202,723
4.38%, 5/5/2016	EUR	500,000	739,703
4.38%, 6/7/2021	EUR	200,000	317,064
4.75%, 1/15/2018	EUR	700,000	1,091,197
4.75%, 6/6/2022	EUR	300,000	489,498
6.50%, 4/20/2015	AUD	250,000	239,582
Deutsche Telekom International Finance BV:
2.13%, 1/18/2021	EUR	400,000	562,009
4.25%, 7/13/2022	EUR	250,000	395,799
5.75%, 4/14/2015	EUR	300,000	435,516
6.00%, 1/20/2017	EUR	700,000	1,097,914
6.50%, 4/8/2022	GBP	200,000	397,007
E.ON International Finance BV:
5.25%, 9/8/2015	EUR	250,000	367,213
5.50%, 1/19/2016	EUR	400,000	598,294
5.50%, 10/2/2017	EUR	700,000	1,112,287
5.75%, 5/7/2020	EUR	400,000	677,057
5.88%, 10/30/2037	GBP	300,000	576,993
6.00%, 10/30/2019	GBP	200,000	385,516
6.38%, 6/7/2032	GBP	300,000	603,196
6.75%, 1/27/2039	GBP	150,000	320,426
EADS Finance BV:
2.38%, 4/2/2024	EUR	300,000	414,467

SPDR Barclays International Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount		Value

4.63%, 8/12/2016	EUR	250,000	$375,518
Enel Finance International NV:
3.63%, 4/17/2018	EUR	400,000	593,551
4.00%, 9/14/2016	EUR	350,000	515,779
4.13%, 7/12/2017	EUR	200,000	299,222
4.63%, 6/24/2015	EUR	300,000	432,298
4.88%, 3/11/2020	EUR	200,000	316,498
4.88%, 4/17/2023	EUR	400,000	638,989
5.00%, 9/14/2022	EUR	650,000	1,042,994
5.63%, 8/14/2024	GBP	200,000	360,810
5.75%, 10/24/2018	EUR	200,000	323,261
5.75%, 9/14/2040	GBP	300,000	502,706
Heineken NV 2.13%, 8/4/2020	EUR	200,000	279,725
HIT Finance BV:
4.88%, 10/27/2021	EUR	350,000	562,124
5.75%, 3/9/2018	EUR	300,000	478,113
Iberdrola International BV:
3.50%, 2/1/2021 (a)	EUR	400,000	595,685
4.25%, 10/11/2018	EUR	200,000	307,625
4.50%, 9/21/2017	EUR	300,000	457,531
ING Bank NV:
1.88%, 2/27/2018	EUR	600,000	846,429
2.13%, 7/10/2015	EUR	300,000	421,444
3.88%, 5/24/2016	EUR	700,000	1,026,086
4.25%, 1/13/2017	EUR	300,000	450,314
4.50%, 2/21/2022	EUR	400,000	640,803
ING Groep NV 4.75%, 5/31/2017	EUR	650,000	993,798
KBC Internationale Financieringsmaatschappij NV 4.50%, 3/27/2017	EUR	200,000	302,889
Koninklijke KPN NV:
3.75%, 9/21/2020	EUR	250,000	372,224
4.00%, 6/22/2015	EUR	200,000	286,282
4.75%, 1/17/2017	EUR	350,000	528,835
5.75%, 9/17/2029	GBP	250,000	447,772
Linde Finance BV 4.75%, 4/24/2017	EUR	200,000	308,177
Repsol International Finance BV:
2.63%, 5/28/2020	EUR	300,000	423,473
3.63%, 10/7/2021	EUR	300,000	443,761
4.88%, 2/19/2019	EUR	200,000	314,762
Roche Finance Europe BV 2.00%, 6/25/2018	EUR	400,000	576,715
RWE Finance BV:
6.13%, 7/6/2039	GBP	300,000	580,377
6.25%, 6/3/2030	GBP	150,000	292,808
6.50%, 8/10/2021	EUR	200,000	355,927
6.63%, 1/31/2019	EUR	450,000	764,905
Schlumberger Finance BV 2.75%, 12/1/2015	EUR	200,000	285,849
Shell International Finance BV:
1.63%, 3/24/2021	EUR	300,000	412,035
2.50%, 3/24/2026	EUR	300,000	412,744
4.38%, 5/14/2018	EUR	800,000	1,255,649
4.50%, 2/9/2016	EUR	300,000	443,986
4.63%, 5/22/2017	EUR	350,000	541,490
Siemens Financieringsmaatschappij NV:
1.50%, 3/10/2020	EUR	200,000	276,642
1.75%, 3/12/2021	EUR	250,000	346,320
2.88%, 3/10/2028	EUR	300,000	426,685
5.13%, 2/20/2017	EUR	650,000	1,006,103
5.63%, 6/11/2018	EUR	550,000	899,113
Volkswagen International Finance NV:
1.00%, 10/26/2016	EUR	300,000	415,379
1.88%, 5/15/2017	EUR	500,000	707,104
2.00%, 1/14/2020	EUR	300,000	421,265
2.00%, 3/26/2021	EUR	400,000	554,387
3.25%, 1/21/2019	EUR	250,000	373,754
7.00%, 2/9/2016	EUR	400,000	614,421

			60,226,972

NORWAY — 0.7%
DnB NOR Bank ASA:
3.88%, 6/29/2020	EUR	250,000	388,771
4.25%, 1/18/2022	EUR	400,000	636,382
4.38%, 2/24/2021	EUR	500,000	797,013

			1,822,166

SPAIN — 6.3%
Abertis Infraestructuras SA:
4.63%, 10/14/2016	EUR	250,000	374,127
5.13%, 6/12/2017	EUR	50,000	77,059
5.13%, 6/12/2017	EUR	400,000	616,475
BBVA Senior Finance SAU:
2.38%, 1/22/2019	EUR	200,000	281,910
3.25%, 4/23/2015	EUR	200,000	282,665
3.25%, 3/21/2016	EUR	400,000	574,074
3.75%, 1/17/2018	EUR	500,000	744,337
3.88%, 8/6/2015	EUR	350,000	501,183
4.38%, 9/21/2015	EUR	500,000	723,159
CaixaBank:
2.50%, 4/18/2017	EUR	400,000	566,499
3.13%, 5/14/2018	EUR	300,000	435,200
Criteria Caixacorp SA 3.25%, 1/22/2016	EUR	200,000	285,954
Gas Natural Capital Markets SA 4.38%, 11/2/2016	EUR	200,000	298,303
Iberdrola Finanzas SAU 4.13%, 3/23/2020	EUR	250,000	386,152
Santander Consumer Finance SA:
1.15%, 10/2/2015	EUR	300,000	413,847
1.45%, 1/29/2016	EUR	400,000	553,627
1.63%, 4/23/2015	EUR	200,000	277,717
Santander International Debt SAU:
1.38%, 3/25/2017	EUR	400,000	550,721
3.38%, 12/1/2015	EUR	300,000	429,025
4.00%, 3/27/2017	EUR	300,000	444,254
4.00%, 1/24/2020	EUR	300,000	458,775
4.13%, 10/4/2017	EUR	350,000	525,523
4.50%, 5/18/2015	EUR	200,000	286,742
4.63%, 3/21/2016	EUR	600,000	881,942
Telefonica Emisiones SAU:
3.66%, 9/18/2017	EUR	350,000	517,766
3.96%, 3/26/2021	EUR	200,000	301,234
3.99%, 1/23/2023	EUR	400,000	594,235
4.38%, 2/2/2016	EUR	400,000	583,978
4.69%, 11/11/2019	EUR	400,000	626,938
4.71%, 1/20/2020	EUR	500,000	783,955

SPDR Barclays International Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount		Value

4.75%, 2/7/2017	EUR	400,000	$603,508
4.80%, 2/21/2018	EUR	500,000	771,751
5.38%, 2/2/2018	GBP	150,000	271,986
5.50%, 4/1/2016	EUR	400,000	598,269
5.60%, 3/12/2020	GBP	100,000	182,269
5.81%, 9/5/2017	EUR	400,000	630,467

			17,435,626

SWEDEN — 4.0%
Nordea Bank AB:
1.38%, 4/12/2018	EUR	400,000	554,074
2.00%, 2/17/2021	EUR	300,000	415,233
2.25%, 10/5/2017	EUR	400,000	573,914
2.75%, 8/11/2015	EUR	300,000	426,086
3.25%, 7/5/2022	EUR	200,000	299,943
3.63%, 2/11/2016 (a)	EUR	400,000	582,449
3.75%, 2/24/2017	EUR	500,000	744,853
3.88%, 12/15/2015	GBP	100,000	174,214
4.00%, 7/11/2019	EUR	500,000	774,867
4.00%, 6/29/2020	EUR	250,000	389,869
Skandinaviska Enskilda Banken AB:
1.88%, 11/14/2019	EUR	200,000	278,693
2.00%, 2/19/2021	EUR	400,000	551,680
Svenska Handelsbanken AB:
1.50%, 7/6/2015	EUR	400,000	558,424
2.25%, 6/14/2018	EUR	300,000	430,961
2.25%, 8/27/2020	EUR	400,000	566,147
2.63%, 8/23/2022	EUR	400,000	575,167
3.38%, 7/17/2017	EUR	200,000	297,224
3.63%, 2/16/2016	EUR	400,000	582,129
3.75%, 2/24/2017	EUR	300,000	446,966
4.38%, 10/20/2021	EUR	300,000	482,571
Swedbank AB:
1.75%, 6/18/2015	EUR	300,000	419,473
2.38%, 4/4/2016	EUR	300,000	426,817
3.38%, 2/9/2017	EUR	200,000	294,013
Volvo Treasury AB 5.00%, 5/31/2017	EUR	250,000	384,504

			11,230,271

SWITZERLAND — 0.8%
Roche Kapitalmarkt AG 4.50%, 3/23/2017	CHF	300,000	381,389
UBS AG/London:
3.13%, 1/18/2016	EUR	300,000	431,710
3.50%, 7/15/2015	EUR	100,000	143,021
6.00%, 4/18/2018	EUR	300,000	491,295
6.63%, 4/11/2018	GBP	450,000	875,621

			2,323,036

UNITED ARAB EMIRATES — 0.2%
Xstrata Finance Dubai, Ltd.:
1.75%, 5/19/2016	EUR	300,000	417,031
2.63%, 11/19/2018	EUR	200,000	281,769

			698,800

UNITED KINGDOM — 11.3%
Abbey National Treasury Services PLC:
1.75%, 1/15/2018	EUR	200,000	279,185
2.00%, 1/14/2019	EUR	300,000	418,288
3.38%, 10/20/2015	EUR	250,000	358,138
Anglo American Capital PLC 5.88%, 4/17/2015	EUR	200,000	289,988
Barclays Bank PLC:
2.13%, 2/24/2021	EUR	300,000	414,519
4.00%, 1/20/2017	EUR	550,000	821,628
4.13%, 3/15/2016	EUR	500,000	734,076
4.88%, 8/13/2019	EUR	550,000	887,022
BAT International Finance PLC 5.38%, 6/29/2017	EUR	300,000	470,299
BG Energy Capital PLC:
3.00%, 11/16/2018	EUR	300,000	444,933
5.00%, 11/4/2036	GBP	200,000	349,765
5.13%, 12/1/2025	GBP	150,000	272,131
BP Capital Markets PLC:
2.18%, 2/16/2016	EUR	300,000	424,999
2.18%, 9/28/2021	EUR	300,000	414,626
2.97%, 2/27/2026	EUR	400,000	555,661
2.99%, 2/18/2019	EUR	300,000	443,184
3.83%, 10/6/2017	EUR	250,000	377,376
4.33%, 12/10/2018	GBP	200,000	361,413
British Telecommunications PLC:
6.50%, 7/7/2015	EUR	400,000	591,428
8.50%, 12/7/2016	GBP	50,000	97,478
Centrica PLC:
4.38%, 3/13/2029	GBP	200,000	329,586
7.00%, 9/19/2033	GBP	200,000	429,288
Credit Suisse AG/Guernsey 2.88%, 9/24/2015	EUR	650,000	925,064
Credit Suisse AG/London:
3.88%, 1/25/2017	EUR	550,000	819,205
4.75%, 8/5/2019	EUR	650,000	1,039,297
5.13%, 9/18/2017	EUR	500,000	783,449
GlaxoSmithKline Capital PLC:
3.88%, 7/6/2015	EUR	350,000	502,508
4.25%, 12/18/2045	GBP	200,000	322,127
5.25%, 12/19/2033	GBP	200,000	379,139
5.25%, 4/10/2042	GBP	250,000	470,317
5.63%, 12/13/2017	EUR	450,000	726,715
6.38%, 3/9/2039	GBP	200,000	432,746
HSBC Bank PLC:
3.13%, 11/15/2017	EUR	300,000	444,186
3.75%, 11/30/2016	EUR	450,000	668,392
3.88%, 10/24/2018	EUR	300,000	461,220
4.00%, 1/15/2021	EUR	300,000	473,965
Imperial Tobacco Finance PLC:
2.25%, 2/26/2021	EUR	400,000	548,758
8.38%, 2/17/2016	EUR	400,000	627,044
9.00%, 2/17/2022	GBP	250,000	556,199
Lloyds Bank PLC:
1.88%, 10/10/2018	EUR	400,000	562,364
4.63%, 2/2/2017	EUR	200,000	303,793
5.38%, 9/3/2019	EUR	200,000	329,272
6.38%, 6/17/2016	EUR	400,000	617,565
6.50%, 9/17/2040	GBP	250,000	520,859
Nationwide Building Society:
3.13%, 4/3/2017	EUR	300,000	438,193
5.63%, 9/9/2019	GBP	150,000	283,730
Standard Chartered PLC:
1.63%, 11/20/2018	EUR	300,000	413,650
1.75%, 10/29/2017	EUR	300,000	420,582
3.63%, 12/15/2015	EUR	300,000	433,719

SPDR Barclays International Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount		Value

3.88%, 10/20/2016	EUR	300,000	$443,549
4.13%, 1/18/2019	EUR	400,000	612,356
4.38%, 1/18/2038	GBP	200,000	316,548
Tesco PLC:
5.88%, 9/12/2016	EUR	250,000	385,565
6.13%, 2/24/2022	GBP	300,000	568,549
Thames Water Utilities Finance, Ltd. 5.13%, 9/28/2037	GBP	150,000	262,273
The Royal Bank of Scotland Group PLC 1.50%, 11/28/2016	EUR	500,000	691,668
The Royal Bank of Scotland PLC:
4.88%, 1/20/2017	EUR	350,000	529,042
5.38%, 9/30/2019	EUR	500,000	803,078
5.50%, 3/23/2020	EUR	300,000	487,809
7.50%, 4/29/2024	GBP	200,000	425,134
Vodafone Group PLC:
4.65%, 1/20/2022	EUR	300,000	484,971
6.25%, 1/15/2016	EUR	300,000	453,703
Western Power Distribution East Midlands PLC 5.25%, 1/17/2023	GBP	200,000	364,972
Western Power Distribution West Midlands PLC 5.75%, 4/16/2032	GBP	200,000	377,050

			31,475,336

UNITED STATES — 17.2%
Amgen, Inc. 4.00%, 9/13/2029	GBP	200,000	316,859
AT&T, Inc.:
1.88%, 12/4/2020	EUR	200,000	275,965
2.50%, 3/15/2023	EUR	300,000	417,071
2.65%, 12/17/2021	EUR	400,000	572,170
3.50%, 12/17/2025	EUR	200,000	292,615
3.55%, 12/17/2032	EUR	400,000	560,111
4.25%, 6/1/2043	GBP	200,000	293,524
4.88%, 6/1/2044	GBP	300,000	487,866
5.88%, 4/28/2017	GBP	100,000	184,827
5.88%, 4/28/2017	GBP	250,000	462,067
6.13%, 4/2/2015	EUR	150,000	218,067
6.13%, 4/2/2015	EUR	100,000	145,378
7.00%, 4/30/2040	GBP	300,000	644,799
Bank of America Corp.:
1.88%, 1/10/2019	EUR	600,000	836,271
2.50%, 7/27/2020	EUR	350,000	497,641
4.63%, 8/7/2017	EUR	500,000	765,204
4.75%, 4/3/2017	EUR	350,000	533,414
6.13%, 9/15/2021	GBP	200,000	390,407
7.00%, 6/15/2016	EUR	400,000	623,410
7.00%, 7/31/2028	GBP	450,000	972,783
7.75%, 4/30/2018	GBP	100,000	199,424
BMW US Capital LLC:
1.00%, 7/18/2017	EUR	200,000	275,970
5.00%, 5/28/2015	EUR	450,000	651,899
Citigroup, Inc.:
3.50%, 8/5/2015	EUR	300,000	428,753
4.00%, 11/26/2015	EUR	300,000	435,290
4.38%, 1/30/2017	EUR	500,000	754,812
5.00%, 8/2/2019	EUR	650,000	1,042,807
7.38%, 9/4/2019	EUR	450,000	797,888
DIRECTV Holdings LLC/DIRECTV Financing Co, Inc. 4.38%, 9/14/2029	GBP	200,000	308,894
GE Capital European Funding 1.63%, 3/15/2018	EUR	300,000	420,683
Heathrow Funding, Ltd.:
4.63%, 10/31/2046	GBP	200,000	323,737
5.23%, 2/15/2023	GBP	150,000	274,349
5.88%, 5/13/2041	GBP	300,000	585,952
6.45%, 12/10/2031	GBP	250,000	510,724
6.75%, 12/3/2026	GBP	150,000	311,966
HSBC Finance Corp.:
3.75%, 11/4/2015	EUR	200,000	288,460
4.88%, 5/30/2017	EUR	100,000	153,732
4.88%, 5/30/2017	EUR	200,000	307,465
International Business Machines Corp.:
1.38%, 11/19/2019	EUR	100,000	137,660
1.38%, 11/19/2019	EUR	200,000	275,319
1.88%, 11/6/2020	EUR	400,000	557,437
2.75%, 12/21/2020	GBP	200,000	330,359
2.88%, 11/7/2025	EUR	200,000	283,457
Johnson & Johnson:
4.75%, 11/6/2019	EUR	150,000	245,304
4.75%, 11/6/2019	EUR	100,000	163,536
JPMorgan Chase & Co.:
1.88%, 11/21/2019	EUR	500,000	697,210
2.63%, 4/23/2021	EUR	400,000	574,136
2.75%, 8/24/2022	EUR	400,000	573,656
2.75%, 2/1/2023	EUR	400,000	571,825
3.00%, 2/19/2026	EUR	300,000	427,278
3.75%, 6/15/2016	EUR	200,000	292,832
3.88%, 9/23/2020	EUR	400,000	619,771
Microsoft Corp.:
2.13%, 12/6/2021	EUR	400,000	560,043
3.13%, 12/6/2028	EUR	600,000	860,664
Mondelez International, Inc. 2.38%, 1/26/2021	EUR	300,000	417,232
Morgan Stanley:
2.25%, 3/12/2018	EUR	300,000	425,517
2.38%, 3/31/2021	EUR	400,000	551,377
3.75%, 9/21/2017	EUR	300,000	446,380
4.00%, 11/17/2015	EUR	300,000	433,884
4.38%, 10/12/2016	EUR	200,000	297,572
4.50%, 2/23/2016	EUR	750,000	1,100,577
5.38%, 8/10/2020	EUR	300,000	490,596
5.50%, 10/2/2017	EUR	300,000	470,507
Oracle Corp. 2.25%, 1/10/2021	EUR	300,000	425,786
Pfizer, Inc.:
4.75%, 6/3/2016	EUR	500,000	749,688
5.75%, 6/3/2021	EUR	550,000	954,762
6.50%, 6/3/2038	GBP	450,000	985,265
Philip Morris International, Inc.:
1.75%, 3/19/2020	EUR	300,000	413,508
2.88%, 3/3/2026	EUR	400,000	549,980
Roche Holdings, Inc.:
5.63%, 3/4/2016	EUR	600,000	905,957
6.50%, 3/4/2021	EUR	450,000	813,025

SPDR Barclays International Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount		Value

SABMiller Holdings, Inc. 1.88%, 1/20/2020	EUR	200,000	$277,795
The Goldman Sachs Group, Inc.:
2.50%, 10/18/2021	EUR	300,000	414,509
2.63%, 8/19/2020	EUR	300,000	423,845
3.25%, 2/1/2023	EUR	200,000	287,530
4.25%, 1/29/2026	GBP	200,000	334,705
4.38%, 3/16/2017	EUR	450,000	675,550
4.50%, 5/9/2016	EUR	500,000	738,830
4.50%, 1/30/2017	EUR	200,000	300,598
5.13%, 10/23/2019	EUR	200,000	321,226
6.38%, 5/2/2018	EUR	350,000	573,664
The Procter & Gamble Co.:
2.00%, 8/16/2022	EUR	300,000	415,459
4.88%, 5/11/2027	EUR	250,000	428,298
5.13%, 10/24/2017	EUR	250,000	396,567
Toyota Motor Credit Corp.:
1.25%, 8/1/2017	EUR	400,000	560,058
1.80%, 7/23/2020	EUR	200,000	278,291
6.63%, 2/3/2016	EUR	300,000	459,209
Verizon Communications, Inc.:
2.38%, 2/17/2022	EUR	500,000	696,643
3.25%, 2/17/2026	EUR	300,000	427,077
4.75%, 2/17/2034	GBP	300,000	507,444
Wal-Mart Stores, Inc.:
4.88%, 9/21/2029	EUR	200,000	343,640
4.88%, 1/19/2039	GBP	350,000	639,773
5.25%, 9/28/2035	GBP	250,000	476,787
5.63%, 3/27/2034	GBP	250,000	500,763
Wells Fargo & Co.:
2.25%, 9/3/2020	EUR	400,000	566,403
2.25%, 5/2/2023	EUR	300,000	412,955
2.63%, 8/16/2022	EUR	350,000	501,769
4.13%, 11/3/2016	EUR	150,000	224,383
4.13%, 11/3/2016	EUR	150,000	224,383
4.63%, 11/2/2035	GBP	200,000	345,354

			47,918,862

TOTAL CORPORATE BONDS & NOTES —
(Cost $259,085,660)			272,547,977

	Shares
SHORT TERM INVESTMENTS — 0.5%
MONEY MARKET FUNDS — 0.5%
State Street Navigator Securities Lending Prime Portfolio (b)(c)		966,580	966,580
State Street Institutional Liquid Reserves Fund 0.08% (c)(d)		266,822	266,822

TOTAL SHORT TERM INVESTMENTS — (e)
(Cost $1,233,402)			1,233,402

TOTAL INVESTMENTS — 98.2% (f)
(Cost $260,319,062)			273,781,379
OTHER ASSETS & LIABILITIES — 1.8%			5,070,769

NET ASSETS — 100.0%			$278,852,148

(a)	A portion of the security was on loan at March 31, 2014.
(b)	Investments of cash collateral for securities loaned
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments).
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs (See accompanying Notes to Schedules of Investments).
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (See accompanying Notes to Schedules of Investments).

At March 31, 2014, Open Forward Foreign Currency Contracts were as follows:

Forward Foreign Currency Contracts to Buy:

					Net Unrealized
					Appreciation/
Settlement Date	Contracts to Deliver		In Exchange for		(Depreciation)	Counterparty

4/7/2014	208,200,000	JPY	1,480,991	EUR	$19,442	Barclays Bank PLC
4/7/2014	1,138,138	EUR	158,200,000	JPY	(32,431)	Barclays Bank PLC
4/7/2014	354,765	EUR	50,000,000	JPY	(3,428)	Citibank N.A.
5/8/2014	1,481,325	EUR	208,200,000	JPY	(19,424)	Barclays Bank PLC

					$(35,841)

PLC = Public Limited Company

AUD — Australian Dollar
CHF — Swiss Franc
EUR — Euro Currency
GBP — Great British Pound
JPY — Japanese Yen

SPDR Barclays Emerging Markets Local Bond ETF
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount		Value

FOREIGN GOVERNMENT OBLIGATIONS — 98.0%
BRAZIL — 12.1%
Brazil Letras do Tesouro Nacional:
Zero Coupon, 4/1/2015 (a)	BRL	1,450,000	$575,842
Zero Coupon, 7/1/2015 (a)	BRL	4,700,000	1,812,367
Zero Coupon, 1/1/2016 (a)	BRL	4,660,000	1,688,353
Zero Coupon, 7/1/2016 (a)	BRL	5,490,000	1,869,768
Zero Coupon, 1/1/2017 (a)	BRL	3,250,000	1,041,326
Zero Coupon, 7/1/2017 (a)	BRL	1,500,000	452,196
Zero Coupon, 1/1/2018 (a)	BRL	1,000,000	283,221
Brazil Notas do Tesouro Nacional Series F:
10.00%, 1/1/2017	BRL	4,340,000	1,818,762
10.00%, 1/1/2018	BRL	1,040,000	426,876
10.00%, 1/1/2019	BRL	650,000	262,713
10.00%, 1/1/2021	BRL	1,330,000	521,626
10.00%, 1/1/2023	BRL	3,530,000	1,353,447
10.00%, 1/1/2025	BRL	300,000	115,407
Brazilian Government International Bond:
8.50%, 1/5/2024 (b)	BRL	350,000	145,413
10.25%, 1/10/2028 (b)	BRL	250,000	115,223
12.50%, 1/5/2016	BRL	250,000	116,331

			12,598,871

CHILE — 1.5%
Bonos del Banco Central de Chile en Pesos:
6.00%, 5/1/2015	CLP	45,000,000	83,286
6.00%, 2/1/2016	CLP	105,000,000	199,270
6.00%, 8/1/2016	CLP	130,000,000	248,674
6.00%, 1/1/2017	CLP	25,000,000	47,433
6.00%, 6/1/2017	CLP	55,000,000	104,673
6.00%, 3/1/2018	CLP	80,000,000	153,481
6.00%, 6/1/2018	CLP	5,000,000	9,559
6.00%, 2/1/2021	CLP	105,000,000	204,265
6.00%, 3/1/2022	CLP	70,000,000	136,024
6.00%, 3/1/2023	CLP	80,000,000	156,400
Chile Government International Bond:
5.50%, 8/5/2020	CLP	47,000,000	85,809
5.50%, 8/5/2020	CLP	100,000,000	182,573

			1,611,447

COLOMBIA — 4.3%
Colombia Government International Bond:
4.38%, 3/21/2023 (b)	COP	138,000,000	63,535
7.75%, 4/14/2021	COP	120,000,000	68,273
9.85%, 6/28/2027	COP	100,000,000	66,094
9.85%, 6/28/2027	COP	95,000,000	62,790
12.00%, 10/22/2015	COP	255,000,000	144,056
Colombian TES:
7.00%, 5/4/2022	COP	1,000,000,000	527,408
7.25%, 6/15/2016	COP	1,250,000,000	664,721
7.50%, 8/26/2026	COP	1,000,000,000	521,850
8.00%, 10/28/2015	COP	1,240,000,000	662,534
10.00%, 7/24/2024	COP	1,000,000,000	636,888
11.00%, 7/24/2020	COP	1,000,000,000	633,144
11.25%, 10/24/2018	COP	710,000,000	437,943

			4,489,236

CZECH REPUBLIC — 4.1%
Czech Republic Government Bond:
0.50%, 7/28/2016	CZK	2,500,000	125,945
1.50%, 10/29/2019	CZK	2,000,000	101,429
3.40%, 9/1/2015	CZK	7,100,000	373,415
3.75%, 9/12/2020	CZK	6,400,000	364,896
3.85%, 9/29/2021	CZK	8,300,000	477,060
4.00%, 4/11/2017	CZK	7,000,000	387,463
4.20%, 12/4/2036	CZK	4,800,000	276,180
4.60%, 8/18/2018	CZK	6,800,000	396,072
4.70%, 9/12/2022	CZK	9,200,000	560,961
5.00%, 4/11/2019	CZK	8,100,000	484,896
5.70%, 5/25/2024	CZK	6,800,000	451,556
6.95%, 1/26/2016	CZK	4,800,000	270,778

			4,270,651

HUNGARY — 2.9%
Hungary Government Bond:
5.50%, 2/12/2016	HUF	108,000,000	500,586
5.50%, 12/22/2016	HUF	100,000,000	464,864
5.50%, 12/20/2018	HUF	47,000,000	218,065
6.00%, 11/24/2023	HUF	57,000,000	266,199
6.50%, 6/24/2019	HUF	68,000,000	327,478
6.75%, 2/24/2017	HUF	50,000,000	240,165
6.75%, 11/24/2017	HUF	47,000,000	227,104
7.00%, 6/24/2022	HUF	49,000,000	242,985
7.50%, 11/12/2020	HUF	71,200,000	361,946
7.75%, 8/24/2015	HUF	45,000,000	213,788

			3,063,180

INDONESIA — 4.6%
Indonesia Treasury Bond:
5.25%, 5/15/2018	IDR	2,000,000,000	161,972
5.63%, 5/15/2023	IDR	400,000,000	29,753
6.13%, 5/15/2028	IDR	11,300,000,000	800,848
6.25%, 4/15/2017	IDR	1,500,000,000	128,081
6.38%, 4/15/2042	IDR	1,700,000,000	112,610
6.63%, 5/15/2033	IDR	1,000,000,000	71,303
7.00%, 5/15/2022	IDR	2,790,000,000	230,863
7.00%, 5/15/2027	IDR	2,300,000,000	178,169
8.25%, 7/15/2021	IDR	4,340,000,000	387,009
8.25%, 6/15/2032	IDR	5,510,000,000	469,271
8.38%, 9/15/2026	IDR	500,000,000	43,926
9.50%, 6/15/2015	IDR	1,670,000,000	151,417
9.50%, 7/15/2031	IDR	580,000,000	55,268
9.50%, 5/15/2041	IDR	1,000,000,000	94,454
9.75%, 5/15/2037	IDR	1,250,000,000	120,599
10.00%, 7/15/2017	IDR	1,800,000,000	170,334
10.00%, 9/15/2024	IDR	1,000,000,000	98,812
10.00%, 2/15/2028	IDR	1,400,000,000	137,289
10.50%, 8/15/2030	IDR	2,600,000,000	267,782
10.75%, 5/15/2016	IDR	2,100,000,000	196,875
11.00%, 11/15/2020	IDR	3,390,000,000	344,968

SPDR Barclays Emerging Markets Local Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount		Value

11.00%, 9/15/2025	IDR	2,950,000,000	$309,802
11.50%, 9/15/2019	IDR	100,000,000	10,255
12.80%, 6/15/2021	IDR	2,150,000,000	239,415

			4,811,075

ISRAEL — 4.4%
Israel Government Bond — Fixed:
3.75%, 3/31/2024	ILS	300,000	88,328
4.00%, 1/31/2018	ILS	300,000	93,213
4.25%, 8/31/2016	ILS	2,000,000	616,238
4.25%, 3/31/2023	ILS	1,150,000	354,832
5.00%, 1/31/2020	ILS	1,300,000	425,063
5.50%, 2/28/2017	ILS	2,450,000	785,355
5.50%, 1/31/2022	ILS	1,420,000	478,816
5.50%, 1/31/2042	ILS	750,000	242,130
6.00%, 2/28/2019	ILS	1,850,000	626,874
6.25%, 10/30/2026	ILS	1,430,000	514,029
Israel Government Bond — Shahar 6.50%, 1/31/2016	ILS	1,150,000	363,344

			4,588,222

MALAYSIA — 4.4%
Malaysia Government Bond:
3.17%, 7/15/2016	MYR	1,020,000	311,271
3.26%, 3/1/2018	MYR	1,110,000	334,986
3.31%, 10/31/2017	MYR	1,210,000	367,156
3.48%, 3/15/2023	MYR	960,000	280,089
3.49%, 3/31/2020	MYR	700,000	209,422
3.50%, 5/31/2027	MYR	600,000	166,263
3.58%, 9/28/2018	MYR	2,000,000	609,335
3.73%, 6/15/2028	MYR	240,000	67,533
3.84%, 4/15/2033	MYR	300,000	82,697
3.89%, 3/15/2027	MYR	600,000	173,530
4.01%, 9/15/2017	MYR	970,000	301,213
4.13%, 4/15/2032	MYR	300,000	86,441
4.16%, 7/15/2021	MYR	1,390,000	429,412
4.23%, 6/30/2031	MYR	200,000	58,674
4.26%, 9/15/2016	MYR	2,550,000	797,270
4.39%, 4/15/2026	MYR	900,000	275,844
4.94%, 9/30/2043	MYR	150,000	45,835

			4,596,971

MEXICO — 9.6%
Mexican Bonos:
4.75%, 6/14/2018	MXN	6,000,000	455,994
5.00%, 6/15/2017	MXN	6,400,000	499,418
6.00%, 6/18/2015	MXN	12,500,000	982,943
6.25%, 6/16/2016	MXN	7,000,000	561,359
6.50%, 6/10/2021	MXN	5,300,000	423,604
6.50%, 6/9/2022	MXN	3,800,000	300,110
7.25%, 12/15/2016	MXN	9,300,000	766,972
7.50%, 6/3/2027	MXN	12,920,000	1,076,702
7.75%, 12/14/2017	MXN	9,800,000	827,545
7.75%, 5/29/2031	MXN	5,200,000	434,742
7.75%, 11/13/2042	MXN	5,600,000	459,199
8.00%, 6/11/2020	MXN	3,700,000	319,474
8.00%, 12/7/2023	MXN	9,900,000	858,617
8.50%, 12/13/2018	MXN	5,000,000	437,229
8.50%, 5/31/2029	MXN	7,350,000	658,185
8.50%, 11/18/2038	MXN	3,500,000	311,238
10.00%, 12/5/2024	MXN	1,000,000	99,178
10.00%, 11/20/2036	MXN	5,300,000	538,352

			10,010,861

NIGERIA — 2.2%
Nigeria Government Bond:
4.00%, 4/23/2015	NGN	115,500,000	633,707
7.00%, 10/23/2019	NGN	82,000,000	363,990
10.00%, 7/23/2030	NGN	130,000,000	599,042
10.70%, 5/30/2018	NGN	63,440,000	341,918
15.10%, 4/27/2017	NGN	29,000,000	180,559
16.39%, 1/27/2022	NGN	34,000,000	229,613

			2,348,829

PERU — 1.9%
Peru Government Bond 6.95%, 8/12/2031	PEN	540,000	193,792
Peruvian Government International Bond:
5.20%, 9/12/2023	PEN	400,000	134,194
6.85%, 2/12/2042	PEN	730,000	251,452
6.90%, 8/12/2037	PEN	400,000	140,781
6.90%, 8/12/2037	PEN	450,000	158,379
7.84%, 8/12/2020	PEN	1,545,000	610,612
8.20%, 8/12/2026	PEN	620,000	254,314
8.60%, 8/12/2017	PEN	380,000	153,832
9.91%, 5/5/2015	PEN	115,000	43,589

			1,940,945

PHILIPPINES — 4.3%
Philippine Government Bond:
3.88%, 11/22/2019	PHP	18,600,000	422,830
5.00%, 8/18/2018	PHP	10,400,000	246,406
5.75%, 11/24/2021	PHP	2,800,000	69,464
5.88%, 1/31/2018	PHP	3,400,000	82,893
5.88%, 12/16/2020	PHP	7,950,000	197,722
6.13%, 10/24/2037	PHP	12,500,000	301,765
6.38%, 1/19/2022	PHP	15,200,000	392,542
7.00%, 1/27/2016	PHP	20,800,000	503,072
7.00%, 3/31/2017	PHP	6,000,000	148,877
7.75%, 8/23/2017	PHP	5,000,000	127,439
7.75%, 2/18/2020	PHP	4,100,000	111,743
7.88%, 2/19/2019	PHP	1,000,000	26,612
8.00%, 7/19/2031	PHP	25,387,338	762,306
8.13%, 12/16/2035	PHP	26,200,000	754,349
8.38%, 5/22/2015	PHP	1,800,000	43,021
9.13%, 9/4/2016	PHP	3,000,000	76,971
Philippine Government International Bond 6.25%, 1/14/2036	PHP	10,000,000	226,335

			4,494,347

POLAND — 7.2%
Poland Government Bond:
Zero Coupon, 7/25/2015 (a)	PLN	1,100,000	351,182
Zero Coupon, 1/25/2016 (a)	PLN	2,450,000	769,122
2.50%, 7/25/2018	PLN	900,000	285,662
3.75%, 4/25/2018	PLN	1,850,000	618,055
4.00%, 10/25/2023	PLN	1,300,000	422,519
4.75%, 10/25/2016	PLN	200,000	68,816
4.75%, 4/25/2017	PLN	2,150,000	742,047

SPDR Barclays Emerging Markets Local Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount		Value

5.00%, 4/25/2016	PLN	2,500,000	$859,866
5.25%, 10/25/2017	PLN	1,600,000	562,865
5.25%, 10/25/2020	PLN	1,190,000	423,672
5.50%, 10/25/2019	PLN	850,000	305,492
5.75%, 10/25/2021	PLN	1,200,000	439,465
5.75%, 9/23/2022	PLN	1,900,000	698,650
5.75%, 4/25/2029	PLN	630,000	234,264
6.25%, 10/24/2015	PLN	2,100,000	730,906

			7,512,583

ROMANIA — 2.4%
Romania Government Bond:
4.75%, 8/29/2016	RON	780,000	245,869
5.60%, 11/28/2018	RON	900,000	290,278
5.75%, 1/27/2016	RON	2,300,000	736,471
5.75%, 4/29/2020	RON	580,000	186,000
5.85%, 4/26/2023	RON	800,000	256,777
5.90%, 7/26/2017	RON	1,020,000	330,085
6.00%, 4/30/2016	RON	1,400,000	449,322

			2,494,802

RUSSIA — 4.7%
Russian Federal Bond — OFZ:
6.20%, 1/31/2018	RUB	29,000,000	775,955
6.80%, 12/11/2019	RUB	7,900,000	208,525
6.88%, 7/15/2015	RUB	9,000,000	254,593
6.90%, 8/3/2016	RUB	17,500,000	488,070
7.00%, 6/3/2015	RUB	9,000,000	255,362
7.00%, 1/25/2023	RUB	4,600,000	117,754
7.00%, 8/16/2023	RUB	8,000,000	203,128
7.05%, 1/19/2028	RUB	20,600,000	508,282
7.35%, 1/20/2016	RUB	7,200,000	202,753
7.40%, 6/14/2017	RUB	7,620,000	212,194
7.50%, 3/15/2018	RUB	17,500,000	484,086
7.50%, 2/27/2019	RUB	13,000,000	356,536
7.60%, 4/14/2021	RUB	7,300,000	196,739
7.60%, 7/20/2022	RUB	8,000,000	212,303
8.15%, 2/3/2027	RUB	9,000,000	244,092
Russian Foreign Bond — Eurobond 7.85%, 3/10/2018	RUB	5,000,000	140,117

			4,860,489

SOUTH AFRICA — 4.6%
South Africa Government Bond:
6.25%, 3/31/2036	ZAR	3,700,000	262,197
6.50%, 2/28/2041	ZAR	8,500,000	605,835
6.75%, 3/31/2021	ZAR	1,200,000	105,388
7.00%, 2/28/2031	ZAR	3,100,000	249,025
7.25%, 1/15/2020	ZAR	6,650,000	609,026
7.75%, 2/28/2023	ZAR	3,950,000	362,721
8.00%, 12/21/2018	ZAR	5,100,000	488,214
8.00%, 1/31/2030	ZAR	1,700,000	150,655
8.25%, 9/15/2017	ZAR	5,800,000	562,244
10.50%, 12/21/2026	ZAR	8,100,000	892,903
13.50%, 9/15/2015	ZAR	4,620,000	479,034

			4,767,242

SOUTH KOREA — 12.4%
Korea Treasury Bond:
2.75%, 12/10/2015	KRW	2,214,000,000	2,079,088
2.75%, 6/10/2016	KRW	590,000,000	553,366
2.75%, 9/10/2017	KRW	1,310,000,000	1,220,942
2.75%, 3/10/2018	KRW	629,000,000	584,063
3.00%, 3/10/2023	KRW	780,000,000	705,903
3.00%, 12/10/2042	KRW	350,000,000	282,643
3.25%, 6/10/2015	KRW	680,000,000	642,894
3.38%, 9/10/2023	KRW	330,000,000	306,982
3.50%, 3/10/2017	KRW	190,000,000	181,364
3.50%, 3/10/2024	KRW	130,000,000	121,885
3.75%, 6/10/2022	KRW	450,000,000	431,807
3.75%, 12/10/2033	KRW	100,000,000	94,194
4.00%, 3/10/2016	KRW	525,000,000	504,269
4.00%, 12/10/2031	KRW	470,000,000	457,521
4.25%, 6/10/2021	KRW	867,000,000	859,660
4.75%, 12/10/2030	KRW	770,000,000	816,546
5.00%, 6/10/2020	KRW	500,000,000	514,282
5.25%, 9/10/2015	KRW	1,160,000,000	1,127,866
5.50%, 12/10/2029	KRW	280,000,000	319,459
5.75%, 9/10/2018	KRW	1,070,000,000	1,112,734

			12,917,468

THAILAND — 5.8%
Thailand Government Bond:
2.80%, 10/10/2017	THB	11,900,000	366,616
3.13%, 12/11/2015	THB	4,150,000	129,693
3.25%, 6/16/2017	THB	28,200,000	884,524
3.45%, 3/8/2019	THB	17,500,000	545,714
3.58%, 12/17/2027	THB	12,150,000	359,468
3.63%, 5/22/2015	THB	2,100,000	65,810
3.63%, 6/16/2023	THB	9,780,000	300,440
3.65%, 12/17/2021	THB	20,700,000	641,852
3.65%, 6/20/2031	THB	13,000,000	375,360
3.78%, 6/25/2032	THB	9,700,000	283,680
3.80%, 6/14/2041	THB	15,000,000	422,592
3.88%, 6/13/2019	THB	27,500,000	876,005
4.13%, 11/18/2016	THB	8,000,000	256,419
4.88%, 6/22/2029	THB	10,000,000	335,858
5.13%, 3/13/2018	THB	6,000,000	199,571
5.40%, 7/27/2016	THB	1,100,000	36,110

			6,079,712

TURKEY — 4.6%
Turkey Government Bond:
5.00%, 5/13/2015	TRY	700,000	307,248
6.30%, 2/14/2018	TRY	2,090,000	859,761
7.10%, 3/8/2023	TRY	750,000	289,244
8.30%, 10/7/2015	TRY	1,000,000	453,908
8.50%, 9/14/2022	TRY	1,050,000	447,889
8.80%, 11/14/2018	TRY	450,000	199,841
8.80%, 9/27/2023	TRY	800,000	344,428
9.00%, 1/27/2016	TRY	510,000	232,981
9.00%, 3/8/2017	TRY	1,600,000	726,627
9.50%, 1/12/2022	TRY	1,100,000	496,214
10.50%, 1/15/2020	TRY	890,000	423,948

			4,782,089

TOTAL FOREIGN GOVERNMENT OBLIGATIONS —
(Cost $105,687,431)			102,239,020

SPDR Barclays Emerging Markets Local Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value
SHORT TERM INVESTMENTS — 0.3%
MONEY MARKET FUNDS — 0.3%
State Street Institutional Liquid Reserves Fund 0.08% (c)(d)	207,038	$207,038
State Street Navigator Securities Lending Prime Portfolio (c)(e)	139,531	139,531

TOTAL SHORT TERM INVESTMENTS — (f)
(Cost $346,569)		346,569

TOTAL INVESTMENTS — 98.3% (g)
(Cost $106,034,000)		102,585,589
OTHER ASSETS & LIABILITIES — 1.7%		1,754,595

NET ASSETS — 100.0%		$104,340,184

(a)	Non-income producing security.
(b)	A portion of the security was on loan at March 31, 2014.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments).
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Investments of cash collateral for securities loaned
(f)	Value is determined based on Level 1 inputs (See accompanying Notes to Schedules of Investments).
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (See accompanying Notes to Schedules of Investments).

At March 31, 2014, Open Forward Foreign Currency Contracts were as follows:

Forward Foreign Currency Contracts to Buy:

					Net Unrealized
			Value at	In Exchange	Appreciation/
Settlement Date	Contracts to Deliver		March 31, 2014	for U.S. $	(Depreciation)	Counterparty

4/8/2014	62,800,000	RUB	$1,784,553	$1,708,844	$75,709	Citibank N.A.
4/8/2014	65,200,000	THB	2,009,344	1,995,898	13,446	HSBC Bank PLC

					$89,155

Forward Foreign Currency Contracts to Sell:

					Net Unrealized
			Value at	In Exchange	Appreciation/
Settlement Date	Contracts to Deliver		March 31, 2014	for U.S. $	(Depreciation)	Counterparty

4/8/2014	62,800,000	RUB	$1,784,552	$1,732,844	$(51,708)	Citibank N.A.
4/8/2014	65,200,000	THB	2,009,344	1,996,937	(12,407)	HSBC Bank PLC

					$(64,115)

					$25,040

PLC = Public Limited Company

BRL — Brazilian Real
CLP — Chilean Peso
COP — Colombian Peso
CZK — Czech Koruna
HUF — Hungarian Forint
IDR — Indonesian Rupiah
ILS — Israeli Shekel
KRW — South Korean Won
MXN — Mexican Peso
MYR — Malaysian Ringgit
NGN — Nigerian Naira
PEN — Peruvian Nuevo Sol
PHP — Philippine Peso
PLN — Polish Zloty
RON — New Romanian Leu
RUB — Russian Ruble
THB — Thai Baht

SPDR Barclays Emerging Markets Local Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

TRY — Turkish Lira
ZAR — South African Rand

SPDR Barclays International High Yield Bond ETF
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount		Value

CORPORATE BONDS & NOTES — 97.0%
AUSTRALIA — 0.7%
FMG Resources August 2006 Pty, Ltd. 8.25%, 11/1/2019 (a)		300,000	$330,000

AUSTRIA — 1.2%
JBS Investments GmbH 7.75%, 10/28/2020		200,000	210,750
OAS Investments GmbH 8.25%, 10/19/2019		200,000	201,000
Telekom Austria AG 5.63%, 2/1/2018	EUR	100,000	146,094

			557,844

BRAZIL — 0.4%
Banco BTG Pactual SA 5.75%, 9/28/2022		200,000	186,750

CANADA — 6.0%
Bombardier, Inc.:
5.75%, 3/15/2022 (a)		200,000	202,000
6.13%, 5/15/2021	EUR	100,000	148,506
7.50%, 3/15/2018 (a)		150,000	169,125
Brookfield Residential Properties, Inc. 6.13%, 7/1/2022 (a)		100,000	103,250
First Quantum Minerals, Ltd. 6.75%, 2/15/2020 (a)		200,000	202,500
HudBay Minerals, Inc. 9.50%, 10/1/2020		100,000	107,000
Lightstream Resources, Ltd. 8.63%, 2/1/2020 (a)		100,000	100,000
MEG Energy Corp. 7.00%, 3/31/2024 (a)		250,000	264,375
National Money Mart Co. 10.38%, 12/15/2016		100,000	100,500
NOVA Chemicals Corp. 5.25%, 8/1/2023 (a)		100,000	107,000
Novelis, Inc. 8.75%, 12/15/2020		200,000	223,500
Pacific Rubiales Energy Corp.:
5.13%, 3/28/2023		100,000	97,250
5.38%, 1/26/2019		250,000	259,375
Quebecor Media, Inc. 5.75%, 1/15/2023		100,000	100,250
Seven Generations Energy, Ltd. 8.25%, 5/15/2020 (a)		100,000	109,500
Tervita Corp. 8.00%, 11/15/2018 (a)		100,000	101,000
Valeant Pharmaceuticals International, Inc. 6.75%, 8/15/2018 (a)		200,000	220,000
Videotron, Ltd. 5.00%, 7/15/2022		100,000	100,250

			2,715,381

CAYMAN ISLANDS — 2.1%
Fibria Overseas Finance Ltd. 6.75%, 3/3/2021		150,000	165,000
Resona Preferred Global Securities Cayman Ltd. 7.19%, 12/31/2049 (a)		150,000	159,750
UPCB Finance II, Ltd. 6.38%, 7/1/2020	EUR	200,000	295,640
UPCB Finance III, Ltd. 6.63%, 7/1/2020 (a)		150,000	160,500
UPCB Finance VI, Ltd. 6.88%, 1/15/2022 (a)		150,000	163,500

			944,390

CHINA — 1.1%
Agile Property Holdings, Ltd. 8.88%, 4/28/2017 (a)		100,000	101,625
Country Garden Holdings Co. 11.13%, 2/23/2018 (a)		200,000	216,250
Evergrande Real Estate Group Ltd. 8.75%, 10/30/2018		200,000	187,000

			504,875

COLOMBIA — 0.5%
Bancolombia SA 5.13%, 9/11/2022		250,000	243,750

CROATIA — 0.3%
Agrokor D.D 10.00%, 12/7/2016	EUR	100,000	145,199

CZECH REPUBLIC — 0.3%
CE Energy AS 7.00%, 2/1/2021	EUR	100,000	143,339

DOMINICAN REPUBLIC — 0.4%
Aeropuertos Dominicanos Siglo XXI SA 9.25%, 11/13/2019		200,000	170,000

FINLAND — 0.9%
Nokia OYJ 6.63%, 5/15/2039		100,000	102,500
Nokia Oyj 6.75%, 2/4/2019	EUR	100,000	160,566
Stora Enso Oyj 5.50%, 3/7/2019	EUR	100,000	152,582

			415,648

FRANCE — 8.7%
Banque PSA Finance SA 4.25%, 2/25/2016	EUR	150,000	216,315
BPCE SA 12.50%, 12/31/2049	EUR	50,000	93,118
Casino Guichard Perracho SA 4.87%, 1/31/2019	EUR	100,000	139,035
Cie Generale de Geophysique — Veritas 6.50%, 6/1/2021		200,000	203,000
CMA CGM SA 8.50%, 4/15/2017 (a)		150,000	150,000
Groupama SA:
6.30%, 12/31/2049	EUR	150,000	197,434
7.88%, 10/27/2039	EUR	50,000	74,598
Italcementi Finance SA 6.13%, 2/21/2018	EUR	100,000	154,019
Labco SA 8.50%, 1/15/2018	EUR	100,000	146,935
Lafarge SA:
4.75%, 9/30/2020	EUR	100,000	148,851
6.13%, 5/28/2015	EUR	100,000	145,113
6.63%, 11/29/2018	EUR	150,000	238,782

SPDR Barclays International High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount		Value

Peugeot SA:
6.50%, 1/18/2019	EUR	100,000	$154,132
7.38%, 3/6/2018	EUR	100,000	156,465
Renault SA:
3.63%, 9/19/2018	EUR	150,000	218,125
4.63%, 5/25/2016	EUR	100,000	146,527
4.63%, 9/18/2017	EUR	100,000	149,733
Rexel SA 5.13%, 6/15/2020	EUR	100,000	147,817
Societe Generale SA:
8.88%, 6/29/2049	GBP	50,000	92,944
9.38%, 12/31/2049	EUR	100,000	165,390
Solvay Finance SA 4.20%, 5/29/2049	EUR	100,000	138,859
Tereos Finance Group I 4.25%, 3/4/2020	EUR	100,000	140,513
Veolia Environnement SA 4.45%, 12/31/2049	EUR	100,000	139,345
Wendel SA:
4.38%, 8/9/2017	EUR	150,000	221,209
5.88%, 9/17/2019	EUR	100,000	158,011

			3,936,270

GERMANY — 5.2%
Commerzbank AG:
6.38%, 3/22/2019	EUR	200,000	315,343
7.75%, 3/16/2021	EUR	100,000	163,495
8.13%, 9/19/2023 (a)		200,000	228,750
Deutsche Lufthansa AG 6.50%, 7/7/2016	EUR	100,000	153,914
K+S AG 4.13%, 12/6/2021	EUR	150,000	225,458
Rheinmetall AG 4.00%, 9/22/2017	EUR	100,000	149,788
ThyssenKrupp AG:
4.00%, 8/27/2018	EUR	150,000	216,299
4.38%, 2/28/2017	EUR	150,000	218,377
Trionista TopCo GmbH 6.88%, 4/30/2021	EUR	100,000	149,890
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
6.25%, 1/15/2029	EUR	100,000	149,885
7.50%, 3/15/2019 (b)	EUR	100,000	149,540
Unitymedia KabelBW GmbH 9.50%, 3/15/2021	EUR	150,000	238,740

			2,359,479

HONG KONG — 0.5%
MCE Finance, Ltd. 5.00%, 2/15/2021 (a)		200,000	200,000

HUNGARY — 0.5%
Mol Hungarian Oil & Gas PLC 5.88%, 4/20/2017	EUR	150,000	224,310

INDIA — 0.3%
ICICI Bank, Ltd. 6.38%, 4/30/2022		150,000	150,000

IRELAND — 5.5%
Alfa Bank OJSC Via Alfa Bond Issuance PLC:
7.50%, 9/26/2019		200,000	199,000
7.88%, 9/25/2017		100,000	105,750
Allied Irish Banks PLC 2.88%, 11/28/2016	EUR	100,000	140,434
Ardagh Packaging Finance PLC 7.38%, 10/15/2017	EUR	150,000	219,659
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. 7.38%, 10/15/2017 (a)		200,000	212,500
Bank of Ireland 3.25%, 1/15/2019	EUR	100,000	142,649
Credit Bank of Moscow Via CBOM Finance PLC 8.70%, 11/13/2018		200,000	184,000
Inaer Aviation Finance, Ltd. 9.50%, 8/1/2017	EUR	100,000	147,128
Metalloinvest Finance, Ltd. 5.63%, 4/17/2020		200,000	188,000
Mobile Telesystems OJSC via MTS International Funding, Ltd. 5.00%, 5/30/2023		200,000	185,000
Nara Cable Funding, Ltd.:
8.88%, 12/1/2018	EUR	100,000	150,229
8.88%, 12/1/2018 (a)		200,000	217,750
Sibur Securities, Ltd. 3.91%, 1/31/2018		250,000	229,375
Smurfit Kappa Acquisitions 7.75%, 11/15/2019 (b)	EUR	100,000	148,162

			2,469,636

ITALY — 7.3%
Astaldi SpA 7.13%, 12/1/2020	EUR	100,000	147,845
Banca Monte dei Paschi di Siena SpA 7.25%, 7/10/2015	EUR	150,000	219,555
Banca Popolare di Milano Scarl:
4.00%, 1/22/2016	EUR	100,000	141,681
4.25%, 1/30/2019	EUR	100,000	144,221
Banca Popolare di Vicenza 3.50%, 1/20/2017	EUR	100,000	139,640
Banco Popolare SC:
3.75%, 1/28/2016	EUR	100,000	141,594
6.00%, 11/5/2020	EUR	100,000	147,300
Buzzi Unicem SpA 5.13%, 12/9/2016	EUR	100,000	148,974
Enel SpA:
5.00%, 1/15/2075	EUR	100,000	140,306
6.50%, 1/10/2074	EUR	100,000	149,368
6.63%, 9/15/2076	GBP	100,000	171,716
8.75%, 9/24/2073 (a)		200,000	224,420
Gtech Spa 8.25%, 3/31/2066	EUR	100,000	149,434
Intesa Sanpaolo SpA:
6.63%, 5/8/2018	EUR	100,000	154,364
8.38%, 12/31/2049 (b)	EUR	100,000	159,877
Telecom Italia SpA:
5.38%, 1/29/2019	EUR	100,000	150,381
7.38%, 12/15/2017	GBP	100,000	186,212
UniCredit SpA:
3.95%, 2/1/2016	EUR	150,000	212,833
6.70%, 6/5/2018	EUR	50,000	77,010
Unipol Gruppo Finanzia SpA 5.00%, 1/11/2017	EUR	100,000	147,409

SPDR Barclays International High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount		Value

Veneto Banca SCPA 4.00%, 7/31/2015	EUR	100,000	$140,113

			3,294,253

JAMAICA — 1.4%
Digicel Group Ltd.:
7.13%, 4/1/2022 (a)		200,000	202,250
8.25%, 9/30/2020		200,000	213,500
Digicel Ltd. 6.00%, 4/15/2021		200,000	204,500

			620,250

JAPAN — 0.8%
Softbank Corp. 4.50%, 4/15/2020 (a)		200,000	199,000
SoftBank Corp. 4.63%, 4/15/2020	EUR	100,000	144,716

			343,716

LUXEMBOURG — 18.0%
Accudyne Industries Borrower/Accudyne Industries LLC 7.75%, 12/15/2020 (a)		150,000	161,625
ALROSA Finance SA 7.75%, 11/3/2020		200,000	211,000
Altice Finco SA 9.88%, 12/15/2020 (a)		200,000	228,000
ArcelorMittal:
3.00%, 3/25/2019	EUR	100,000	137,274
5.00%, 2/25/2017		250,000	265,313
5.88%, 11/17/2017	EUR	100,000	152,641
6.75%, 2/25/2022		150,000	164,625
7.50%, 10/15/2039		100,000	103,375
10.63%, 6/3/2016	EUR	100,000	162,924
CHC Helicopter SA 9.25%, 10/15/2020		135,000	146,644
Cirsa Funding Luxembourg SA 8.75%, 5/15/2018	EUR	100,000	144,027
CNH Industrial Finance Europe SA 6.25%, 3/9/2018	EUR	100,000	156,491
ConvaTec Finance International SA 8.25%, 1/15/2019 (a)		200,000	206,000
CSN Resources SA 6.50%, 7/21/2020		250,000	255,000
Evraz Group SA:
6.50%, 4/22/2020		200,000	167,000
7.40%, 4/24/2017		250,000	245,000
Fiat Finance & Trade SA:
6.38%, 4/1/2016	EUR	100,000	147,707
6.75%, 10/14/2019	EUR	100,000	155,880
7.75%, 10/17/2016	EUR	150,000	230,482
Finmeccanica Finance SA:
4.38%, 12/5/2017	EUR	100,000	145,788
5.25%, 1/21/2022	EUR	100,000	146,784
Globe Luxembourg SCA 9.63%, 5/1/2018 (a)		200,000	218,500
HeidelbergCement Finance Luxembourg SA:
3.25%, 10/21/2021	EUR	100,000	138,307
9.50%, 12/15/2018	EUR	100,000	179,241
Home Credit & Finance Bank OOO Via Eurasia Capital SA 9.38%, 4/24/2020		200,000	183,000
INEOS Group Holdings SA 6.50%, 8/15/2018	EUR	100,000	144,727
Intelsat Jackson Holdings SA:
5.50%, 8/1/2023 (a)		100,000	98,000
7.25%, 4/1/2019		150,000	161,250
Intelsat Luxembourg SA 8.13%, 6/1/2023 (a)		200,000	212,000
MHP SA 8.25%, 4/2/2020		200,000	172,000
Millicom International Cellular SA 6.63%, 10/15/2021 (a)		200,000	211,500
Minerva Luxembourg SA 7.75%, 1/31/2023		200,000	204,800
NII International Telecom SCA 11.38%, 8/15/2019		200,000	141,000
Offshore Drilling Holding SA 8.38%, 9/20/2020		200,000	218,250
Play Finance 2 SA 5.25%, 2/1/2019	EUR	100,000	140,581
Severstal OAO Via Steel Capital SA 4.45%, 3/19/2018		250,000	243,125
Sunrise Communications Holdings SA 8.50%, 12/31/2018	EUR	100,000	148,950
Telecom Italia Capital SA:
7.18%, 6/18/2019		150,000	171,938
7.72%, 6/4/2038		250,000	267,500
Telecom Italia Finance SA 7.75%, 1/24/2033	EUR	50,000	83,304
Telenet Finance V Luxembourg SCA 6.25%, 8/15/2022	EUR	100,000	150,918
UniCredit Bank Luxembourg SA 8.13%, 12/10/2019	EUR	50,000	78,353
Wind Acquisition Finance SA:
7.38%, 2/15/2018	EUR	100,000	145,753
11.75%, 7/15/2017	EUR	100,000	145,033
11.75%, 7/15/2017 (a)		500,000	526,875

			8,118,485

MEXICO — 1.5%
BBVA Bancomer SA 7.25%, 4/22/2020		150,000	165,938
Cemex SAB de CV:
7.25%, 1/15/2021		250,000	273,125
9.00%, 1/11/2018		200,000	217,500

			656,563

NETHERLANDS — 11.7%
ABN AMRO Bank NV 4.31%, 3/29/2049 (b)	EUR	100,000	139,548
EDP Finance BV:
4.13%, 1/20/2021	EUR	100,000	144,510
4.75%, 9/26/2016	EUR	200,000	294,945
5.25%, 1/14/2021 (a)		200,000	206,300
Fresenius Finance BV 2.88%, 7/15/2020	EUR	200,000	281,483
HeidelbergCement Finance Luxembourg SA 8.00%, 1/31/2017	EUR	150,000	241,159

SPDR Barclays International High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount		Value

Koninklijke KPN NV 6.13%, 3/29/2049	EUR	100,000	$143,855
Marfrig Holding Europe BV 9.88%, 7/24/2017		200,000	208,750
Metinvest BV 8.75%, 2/14/2018		200,000	183,000
Nokia Siemens Networks Finance BV 6.75%, 4/15/2018	EUR	100,000	148,438
NXP BV/NXP Funding LLC 3.75%, 6/1/2018 (a)		200,000	201,000
Portugal Telecom International Finance BV:
4.50%, 6/16/2025 (b)	EUR	100,000	139,892
4.63%, 5/8/2020	EUR	100,000	145,405
5.63%, 2/8/2016	EUR	150,000	221,457
Schaeffler Finance BV:
4.75%, 5/15/2021 (a)		200,000	204,500
7.75%, 2/15/2017	EUR	100,000	158,843
Schaeffler Holding Finance BV:
6.88%, 8/15/2018	EUR	100,000	146,508
6.88%, 8/15/2018 (a)		200,000	212,750
Sensata Technologies BV 6.50%, 5/15/2019 (a)		200,000	214,250
Suedzucker International Finance BV 5.25%, 6/30/2015	EUR	100,000	141,615
Telefonica Europe BV:
6.50%, 9/18/2018	EUR	100,000	147,128
7.63%, 9/18/2021	EUR	100,000	154,430
ThyssenKrupp Finance Nederland BV 8.50%, 2/25/2016	EUR	100,000	154,881
UPC Holding BV 6.75%, 3/15/2023	CHF	150,000	185,515
VimpelCom Holdings BV:
5.95%, 2/13/2023		250,000	228,750
6.25%, 3/1/2017		250,000	252,500
VTR Finance BV 6.88%, 1/15/2024		200,000	208,000
Ziggo Bond Co. BV 8.00%, 5/15/2018	EUR	100,000	146,439

			5,255,851

PORTUGAL — 1.3%
Banco Espirito Santo SA:
4.00%, 1/21/2019	EUR	200,000	278,161
7.13%, 11/28/2023	EUR	100,000	144,716
Brisa Concessao Rodoviaria SA 4.50%, 12/5/2016	EUR	100,000	146,811

			569,688

SINGAPORE — 0.7%
Flextronics International, Ltd. 5.00%, 2/15/2023		100,000	100,750
STATS ChipPAC, Ltd. 4.50%, 3/20/2018 (a)		200,000	201,000

			301,750

SOUTH AFRICA — 0.6%
AngloGold Ashanti Holdings PLC 8.50%, 7/30/2020		250,000	275,688

SPAIN — 3.3%
Abengoa Finance SAU:
7.75%, 2/1/2020 (a)		170,000	183,600
8.88%, 2/5/2018	EUR	100,000	156,087
Banco de Sabadell SA 2.50%, 12/5/2016	EUR	100,000	139,930
Bankia SA 3.50%, 1/17/2019	EUR	100,000	141,689
BPE Financiaciones SA:
2.88%, 5/19/2016	EUR	100,000	139,721
4.00%, 7/17/2015	EUR	100,000	141,712
CaixaBank SA 5.00%, 11/14/2023	EUR	100,000	145,535
Kutxabank SA 4.40%, 3/1/2016	EUR	100,000	145,605
Mapfre SA 5.13%, 11/16/2015	EUR	100,000	146,399
Obrascon Huarte Lain SA 8.75%, 3/15/2018	EUR	100,000	151,952

			1,492,230

SWEDEN — 1.6%
Eileme 2 AB 11.75%, 1/31/2020	EUR	100,000	166,244
Perstorp Holding AB 8.75%, 5/15/2017 (a)		200,000	214,000
Stena AB 7.00%, 2/1/2024 (a)		200,000	203,500
Verisure Holding AB 8.75%, 9/1/2018	EUR	100,000	149,885

			733,629

TURKEY — 0.4%
Yapi ve Kredi Bankasi AS 5.50%, 12/6/2022		200,000	176,000

UNITED KINGDOM — 11.6%
Algeco Scotsman Global Finance PLC 8.50%, 10/15/2018 (a)		200,000	218,500
Annington Finance No 5 PLC 13.00%, 1/15/2023	GBP	100,000	216,730
Arqiva Broadcast Finance Plc 9.50%, 3/31/2020	GBP	100,000	190,055
Barclays Bank PLC:
4.75%, 3/29/2049	EUR	150,000	184,255
6.00%, 6/29/2049	GBP	50,000	80,890
Co-operative Group Holdings 2011 7.50%, 7/8/2026	GBP	100,000	171,532
Crown Newco 3 PLC 7.00%, 2/15/2018 (b)	GBP	100,000	175,884
DTEK Finance PLC 7.88%, 4/4/2018		200,000	170,000
EC Finance PLC 9.75%, 8/1/2017 (b)	EUR	100,000	147,817
GKN Holdings PLC 5.38%, 9/19/2022	GBP	100,000	181,880
HBOS Capital Funding LP 6.46%, 12/31/2049	GBP	100,000	175,968
Ineos Finance PLC 7.50%, 5/1/2020 (a)		250,000	274,375
Jaguar Land Rover Automotive PLC:
5.00%, 2/15/2022	GBP	100,000	169,417
8.13%, 5/15/2021 (a)		150,000	170,250
Kerling PLC 10.63%, 2/1/2017	EUR	100,000	146,784

SPDR Barclays International High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount		Value

New Look Bondco I PLC 8.75%, 5/14/2018	GBP	100,000	$178,812
Old Mutual PLC 8.00%, 6/3/2021	GBP	100,000	182,531
OTE PLC 7.88%, 2/7/2018	EUR	100,000	161,255
Phones4u Finance PLC 9.50%, 4/1/2018	GBP	100,000	175,051
Rexam PLC 6.75%, 6/29/2067	EUR	100,000	147,059
Royal Bank of Scotland Group PLC:
6.10%, 6/10/2023		250,000	259,505
7.64%, 3/29/2049		100,000	101,500
7.65%, 8/29/2049		100,000	107,500
The Royal Bank of Scotland Plc 4.63%, 9/22/2021	EUR	150,000	210,527
Thomas Cook Finance PLC 7.75%, 6/15/2020	EUR	100,000	152,139
Vedanta Resources PLC:
6.00%, 1/31/2019		250,000	250,000
7.13%, 5/31/2023		200,000	199,500
Virgin Media Secured Finance PLC:
5.38%, 4/15/2021 (a)		250,000	258,125
7.00%, 1/15/2018	GBP	100,000	172,758

			5,230,599

UNITED STATES — 2.2%
Fresenius Medical Care US Finance II, Inc. 5.63%, 7/31/2019 (a)		200,000	215,500
Meccanica Holdings USA, Inc. 6.25%, 7/15/2019 (a)		100,000	107,375
Nielsen Finance LLC/Nielsen Finance Co. 7.75%, 10/15/2018		250,000	267,188
NII Capital Corp.:
7.63%, 4/1/2021		100,000	28,000
10.00%, 8/15/2016		100,000	40,500
SMFG Preferred Capital USD 3, Ltd. 9.50%, 12/31/2049 (a)		250,000	314,375

			972,938

TOTAL CORPORATE BONDS & NOTES —
(Cost $43,845,393)			43,738,511

	Shares
SHORT TERM INVESTMENT — 2.3%
MONEY MARKET FUND — 2.3%
State Street Institutional Liquid Reserves Fund 0.08% (c)(d)(e) (Cost $1,020,568)		1,020,568	1,020,568

TOTAL INVESTMENTS — 99.3% (f)
(Cost $44,865,961)			44,759,079
OTHER ASSETS & LIABILITIES — 0.7%			337,536

NET ASSETS — 100.0%			$45,096,615

(a)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 21.3% of net assets as of March 31, 2014, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs (See accompanying Notes to Schedules of Investments).
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments).
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs (See accompanying Notes to Schedules of Investments).
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (See accompanying Notes to Schedule of Investments).
CHF = Swiss Franc
EUR = Euro Currency
GBP = Great British Pound
PLC = Public Limited Company
SCA = Societe en Commandite par Actions

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 97.9%
AEROSPACE & DEFENSE — 2.0%
Accudyne Industries Borrower/Accudyne Industries LLC 7.75%, 12/15/2020 (a)(b)	$9,141,000	$9,849,428
Aviation Capital Group Corp.:
6.75%, 4/6/2021 (b)	12,032,000	13,274,316
7.13%, 10/15/2020 (a)(b)	10,196,000	11,433,356
BE Aerospace, Inc.:
5.25%, 4/1/2022	20,655,000	21,248,831
6.88%, 10/1/2020	11,128,000	12,212,980
Bombardier, Inc.:
4.25%, 1/15/2016 (b)	7,600,000	7,904,000
6.00%, 10/15/2022 (b)	12,900,000	12,900,000
6.13%, 1/15/2023 (a)(b)	19,196,000	19,387,960
7.75%, 3/15/2020 (a)(b)	16,043,000	17,968,160
DigitalGlobe, Inc. 5.25%, 2/1/2021 (a)	8,388,000	8,283,150
Huntington Ingalls Industries, Inc.:
6.88%, 3/15/2018	10,480,000	11,266,000
7.13%, 3/15/2021	8,959,000	9,888,496
Kratos Defense & Security Solutions, Inc. 10.00%, 6/1/2017 (a)	7,997,000	8,456,828
TransDigm, Inc.:
5.50%, 10/15/2020 (a)	9,960,000	10,134,300
7.50%, 7/15/2021 (a)	6,350,000	7,032,625
7.75%, 12/15/2018	23,813,000	25,539,442

		206,779,872

AIRLINES — 0.2%
Continental Airlines, Inc. 6.75%, 9/15/2015 (b)	10,985,000	11,204,700
US Airways Group, Inc. 6.13%, 6/1/2018 (a)	8,193,000	8,612,891

		19,817,591

AUTO COMPONENTS — 0.9%
American Axle & Manufacturing, Inc. 6.63%, 10/15/2022 (a)	8,350,000	9,049,313
Jaguar Land Rover Automotive PLC 4.13%, 12/15/2018 (b)	10,165,000	10,406,419
Lear Corp. 4.75%, 1/15/2023 (a)(b)	6,103,000	5,950,425
Schaeffler Holding Finance BV 6.88%, 8/15/2018 (b)	11,607,000	12,346,946
Tenneco, Inc. 6.88%, 12/15/2020	7,844,000	8,608,790
The Goodyear Tire & Rubber Co.:
6.50%, 3/1/2021	15,144,000	16,506,960
7.00%, 5/15/2022 (a)	9,400,000	10,434,000
8.25%, 8/15/2020	14,723,000	16,397,741

		89,700,594

AUTOMOBILES — 1.6%
Chrysler Group LLC/CG Co-Issuer, Inc.:
8.00%, 6/15/2019 (b)	7,175,000	7,856,625
8.00%, 6/15/2019 (a)	23,002,000	25,187,190
8.25%, 6/15/2021 (b)	6,850,000	7,749,063
8.25%, 6/15/2021 (a)	22,545,000	25,504,031
General Motors Co.:
3.50%, 10/2/2018 (b)	22,115,000	22,529,656
4.88%, 10/2/2023 (a)(b)	22,567,000	23,131,175
6.25%, 10/2/2043 (b)	21,790,000	23,587,675
Jaguar Land Rover Automotive PLC 5.63%, 2/1/2023 (a)(b)	8,129,000	8,474,482
Navistar International Corp. 8.25%, 11/1/2021 (a)	21,011,000	21,431,220

		165,451,117

BANKS — 1.8%
CIT Group, Inc.:
4.25%, 8/15/2017	24,962,000	26,147,695
4.75%, 2/15/2015 (b)(c)	11,331,000	11,642,603
5.25%, 3/15/2018	10,000,000	10,750,000
5.50%, 2/15/2019 (b)	25,500,000	27,476,250
Commerzbank AG 8.13%, 9/19/2023 (a)(b)	11,717,000	13,401,319
Provident Funding Associates LP/ PFG Finance Corp. 6.75%, 6/15/2021 (a)(b)	14,662,000	14,662,000
Royal Bank of Scotland Group PLC:
6.00%, 12/19/2023 (a)	27,760,000	28,424,935
6.10%, 6/10/2023	20,500,000	21,279,389
6.13%, 12/15/2022 (a)	31,294,000	32,773,486

		186,557,677

BEVERAGES — 0.3%
Constellation Brands, Inc.:
3.75%, 5/1/2021 (a)	9,055,000	8,851,263
4.25%, 5/1/2023 (a)	15,525,000	15,175,687
6.00%, 5/1/2022 (a)	7,953,000	8,788,065

		32,815,015

BUILDING PRODUCTS — 0.9%
Associated Materials LLC 9.13%, 11/1/2017	22,987,000	24,193,817
Building Materials Corp. of America 6.75%, 5/1/2021 (a)(b)	14,495,000	15,727,075
Griffon Corp. 5.25%, 3/1/2022 (b)	13,850,000	13,711,500
Masco Corp. 7.13%, 3/15/2020 (c)	5,425,000	6,265,875
Masonite International Corp. 8.25%, 4/15/2021 (b)	7,073,000	7,806,824
Nortek, Inc. 8.50%, 4/15/2021	9,595,000	10,722,413
Ply Gem Industries, Inc. 6.50%, 2/1/2022 (a)(b)	7,762,000	7,839,620
Texas Industries, Inc. 9.25%, 8/15/2020 (a)	4,597,000	5,309,535

		91,576,659

CAPITAL MARKETS — 0.3%
E*TRADE Financial Corp.:
6.00%, 11/15/2017 (a)	7,135,000	7,500,669
6.38%, 11/15/2019	12,071,000	13,127,212
Walter Investment Management Corp. 7.88%, 12/15/2021 (a)(b)	11,466,000	11,437,335

		32,065,216

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

CHEMICALS — 2.9%
Ashland, Inc.:
3.00%, 3/15/2016 (a)	$8,904,000	$9,082,080
3.88%, 4/15/2018 (a)	8,952,000	9,242,940
4.75%, 8/15/2022	16,935,000	16,617,469
Celanese US Holdings LLC:
4.63%, 11/15/2022	8,974,000	8,839,390
6.63%, 10/15/2018	8,599,000	9,080,544
Eagle Spinco, Inc. 4.63%, 2/15/2021 (b)	10,471,000	10,353,201
Hexion US Finance Corp. 6.63%, 4/15/2020	18,062,000	18,694,170
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC 8.88%, 2/1/2018	23,155,000	24,081,200
Huntsman International LLC:
4.88%, 11/15/2020 (a)	8,450,000	8,502,813
8.63%, 3/15/2021	9,714,000	10,879,680
Ineos Finance PLC:
7.50%, 5/1/2020 (b)	13,854,000	15,204,765
8.38%, 2/15/2019 (b)(c)	13,945,000	15,409,225
Ineos Group Holdings SA 6.13%, 8/15/2018 (a)(b)	9,336,000	9,686,100
Momentive Performance Materials, Inc.:
8.88%, 10/15/2020	21,755,000	23,604,175
9.00%, 1/15/2021 (a)	17,050,000	13,512,125
NOVA Chemicals Corp. 5.25%, 8/1/2023 (a)(b)	7,667,000	8,203,690
PolyOne Corp. 5.25%, 3/15/2023 (a)	8,963,000	9,007,815
PQ Corp. 8.75%, 5/1/2018 (b)	13,828,000	15,107,090
Rockwood Specialties Group, Inc. 4.63%, 10/15/2020	17,383,000	17,947,947
Sawgrass Merger Sub, Inc. 8.75%, 12/15/2020 (b)	13,650,000	14,963,812
Tronox Finance LLC 6.38%, 8/15/2020 (a)	12,998,000	13,355,445
US Coatings Acquisition, Inc./Flash Dutch 2 BV 7.38%, 5/1/2021 (a)(b)	10,121,000	11,006,588

		292,382,264

COMMERCIAL SERVICES — 0.4%
Ceridian Corp. 8.88%, 7/15/2019 (b)	14,100,000	16,003,500
National Money Mart Co. 10.38%, 12/15/2016 (a)	19,513,000	19,610,565

		35,614,065

COMMERCIAL SERVICES & SUPPLIES — 3.4%
ACCO Brands Corp. 6.75%, 4/30/2020 (a)	6,375,000	6,542,344
ADS Waste Holdings, Inc. 8.25%, 10/1/2020	8,750,000	9,515,625
APX Group, Inc.:
6.38%, 12/1/2019	15,375,000	15,682,500
8.75%, 12/1/2020	14,570,000	14,824,975
ARAMARK Corp. 5.75%, 3/15/2020 (a)	12,085,000	12,764,781
Ashtead Capital, Inc. 6.50%, 7/15/2022 (b)	12,775,000	13,892,812
Clean Harbors, Inc.:
5.13%, 6/1/2021 (a)	10,923,000	11,141,460
5.25%, 8/1/2020	11,764,000	12,116,920
Global A&T Electronics, Ltd. 10.00%, 2/1/2019 (a)(b)	11,148,000	9,113,490
H&E Equipment Services, Inc. 7.00%, 9/1/2022	10,362,000	11,398,200
Harland Clarke Holdings Corp. 9.25%, 3/1/2021 (b)	11,040,000	11,095,200
Interactive Data Corp. 10.25%, 8/1/2018	9,855,000	10,618,763
Iron Mountain, Inc.:
5.75%, 8/15/2024	13,629,000	13,271,239
6.00%, 8/15/2023	9,154,000	9,726,125
Jaguar Holding Co. I PIK 9.38%, 10/15/2017 (b)	10,655,000	11,201,069
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 9.50%, 12/1/2019 (b)	7,220,000	8,032,250
Laureate Education, Inc. 9.25%, 9/1/2019 (a)(b)(c)	27,775,000	29,580,375
Monitronics International, Inc. 9.13%, 4/1/2020 (a)	5,750,000	6,152,500
Safway Group Holding LLC/Safway Finance Corp. 7.00%, 5/15/2018 (b)	7,595,000	8,088,675
ServiceMaster Co.:
7.00%, 8/15/2020 (a)	11,073,000	11,723,539
8.00%, 2/15/2020	10,240,000	11,110,400
Tervita Corp. 8.00%, 11/15/2018 (b)	16,550,000	16,715,500
The ADT Corp.:
3.50%, 7/15/2022 (a)	17,421,000	15,313,407
4.88%, 7/15/2042	12,750,000	10,502,226
6.25%, 10/15/2021 (a)(b)	15,639,000	16,069,072
The Hertz Corp.:
5.88%, 10/15/2020	11,928,000	12,718,266
6.75%, 4/15/2019 (a)	21,857,000	23,414,311
7.50%, 10/15/2018	5,350,000	5,697,750

		348,023,774

CONSTRUCTION & ENGINEERING — 0.1%
Brand Energy & Infrastructure Services, Inc. 8.50%, 12/1/2021 (b)	4,625,000	4,902,500

CONSTRUCTION MATERIALS — 0.1%
Vulcan Materials Co.:
6.50%, 12/1/2016	988,000	1,101,620
7.50%, 6/15/2021 (a)	7,687,000	9,051,443

		10,153,063

CONSUMER FINANCE — 0.7%
SLM Corp.:
5.50%, 1/15/2019 (a)	16,125,000	17,052,188
6.25%, 1/25/2016	28,818,000	30,979,350
8.00%, 3/25/2020	21,050,000	24,233,812

		72,265,350

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

CONTAINERS & PACKAGING — 1.5%
Ardagh Packaging Finance PLC:
7.38%, 10/15/2017 (b)	$7,350,000	$7,818,563
9.13%, 10/15/2020 (b)	15,422,000	17,195,530
Ball Corp.:
4.00%, 11/15/2023	16,050,000	15,006,750
5.00%, 3/15/2022 (a)	10,635,000	10,900,875
6.75%, 9/15/2020	7,770,000	8,420,738
Berry Plastics Corp.:
9.50%, 5/15/2018 (a)	8,000,000	8,460,000
9.75%, 1/15/2021	11,180,000	12,982,775
Crown Americas LLC/Crown Americas Capital Corp. III 6.25%, 2/1/2021	8,484,000	9,183,930
Crown Americas LLC/Crown Americas Capital Corp. IV 4.50%, 1/15/2023	17,667,000	16,871,985
Owens-Brockway Glass Container, Inc. 7.38%, 5/15/2016	7,826,000	8,667,295
Sealed Air Corp.:
8.13%, 9/15/2019 (b)	9,500,000	10,616,250
8.38%, 9/15/2021 (b)	11,974,000	13,785,067
Silgan Holdings, Inc. 5.00%, 4/1/2020 (a)	8,675,000	8,891,875

		148,801,633

DISTRIBUTORS — 0.9%
American Builders & Contractors Supply Co., Inc. 5.63%, 4/15/2021 (a)(b)	8,872,000	9,182,520
HD Supply, Inc.:
7.50%, 7/15/2020 (a)	20,603,000	22,483,024
8.13%, 4/15/2019 (a)	15,747,000	17,557,905
11.50%, 7/15/2020 (a)	16,650,000	19,813,500
LKQ Corp. 4.75%, 5/15/2023 (b)	11,798,000	11,178,605
VWR Funding, Inc. 7.25%, 9/15/2017 (a)	11,275,000	12,120,625

		92,336,179

DIVERSIFIED CONSUMER SERVICES — 1.0%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu:
5.75%, 10/15/2020	45,268,000	47,418,230
9.00%, 4/15/2019 (a)	20,550,000	21,988,500
9.88%, 8/15/2019	31,400,000	35,089,500

		104,496,230

DIVERSIFIED FINANCIAL SERVICES — 4.1%
Aircastle, Ltd.:
5.13%, 3/15/2021 (a)	11,800,000	11,814,750
6.25%, 12/1/2019	11,545,000	12,468,600
6.75%, 4/15/2017	10,198,000	11,332,528
Ally Financial, Inc.:
7.50%, 9/15/2020 (a)	27,150,000	32,274,562
8.00%, 3/15/2020	28,167,000	33,941,235
8.30%, 2/12/2015	22,568,000	23,865,660
Alphabet Holding Co., Inc. PIK 7.75%, 11/1/2017	8,258,000	8,536,708
CNH Capital LLC:
3.63%, 4/15/2018 (a)	11,912,000	12,120,460
3.88%, 11/1/2015 (a)	9,650,000	9,915,375
Denali Borrower LLC/Denali Finance Corp. 5.63%, 10/15/2020 (b)	24,333,000	24,758,827
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.88%, 3/15/2019 (b)	17,300,000	17,602,750
5.88%, 2/1/2022 (b)	20,358,000	20,663,370
6.00%, 8/1/2020	16,760,000	17,933,200
6.00%, 8/1/2020 (b)	2,050,000	2,173,000
International Lease Finance Corp.:
6.25%, 5/15/2019	17,750,000	19,569,375
8.63%, 9/15/2015	15,470,000	17,036,337
8.75%, 3/15/2017	25,137,000	29,504,554
Jefferies Finance LLC/JFIN Co-Issuer Corp. 7.38%, 4/1/2020 (b)	8,929,000	9,375,450
Mizuho Capital Investment USD 2, Ltd. 14.95%, 12/31/2049 (b)(d)	1,000	1,029
Nationstar Mortgage LLC/ Nationstar Capital Corp. 6.50%, 7/1/2021 (a)	13,775,000	12,982,937
Neuberger Berman Group LLC/Neuberger Berman Finance Corp. 5.88%, 3/15/2022 (b)	5,500,000	5,857,500
Nuveen Investments, Inc.:
9.13%, 10/15/2017 (a)(b)	11,450,000	12,108,375
9.50%, 10/15/2020 (a)(b)	16,053,000	17,096,445
Opal Acquisition, Inc. 8.88%, 12/15/2021 (b)	16,650,000	16,733,250
Springleaf Finance Corp. 7.75%, 10/1/2021	2,625,000	2,907,188
The Nielsen Co. Luxembourg SARL 5.50%, 10/1/2021 (a)(b)	8,212,000	8,571,275
TMX Finance LLC/TitleMax Finance Corp. 8.50%, 9/15/2018 (b)	8,590,000	9,406,050
TransUnion Holding Co., Inc. 9.63%, 6/15/2018	9,796,000	10,408,250
TransUnion LLC/TransUnion Financing Corp. 11.38%, 6/15/2018	9,058,000	9,737,350

		420,696,390

DIVERSIFIED TELECOMMUNICATION SERVICES — 6.7%
Alcatel-Lucent USA, Inc.:
4.63%, 7/1/2017 (a)(b)	5,792,000	5,951,280
6.75%, 11/15/2020 (a)(b)	14,498,000	15,331,635
8.88%, 1/1/2020 (b)	9,802,000	11,125,270
CenturyLink, Inc.:
5.63%, 4/1/2020	14,938,000	15,703,572
5.80%, 3/15/2022 (a)	19,560,000	20,000,100
6.45%, 6/15/2021	19,045,000	20,473,375
Cincinnati Bell, Inc.:
8.38%, 10/15/2020 (a)	8,500,000	9,307,500
8.75%, 3/15/2018 (a)	7,454,000	7,798,748
CommScope, Inc. 8.25%, 1/15/2019 (a)(b)	17,573,000	19,022,772

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Cricket Communications, Inc. 7.75%, 10/15/2020	$21,421,000	$24,484,203
Frontier Communications Corp.:
7.13%, 1/15/2023	13,155,000	13,648,313
7.63%, 4/15/2024 (a)	11,450,000	11,965,250
8.50%, 4/15/2020 (a)	15,735,000	18,291,937
Hughes Satellite Systems Corp.:
6.50%, 6/15/2019	11,950,000	13,115,125
7.63%, 6/15/2021	24,100,000	27,172,750
Inmarsat Finance PLC 7.38%, 12/1/2017 (b)	12,425,000	12,922,000
Intelsat Jackson Holdings SA:
5.50%, 8/1/2023 (a)(b)	28,720,000	28,145,600
7.25%, 10/15/2020	31,250,000	33,906,250
Intelsat Luxembourg SA 7.75%, 6/1/2021 (a)(b)	33,921,000	35,701,852
Koninklijke KPN NV 7.00%, 3/28/2073 (a)(b)(d)	9,000,000	9,312,705
Level 3 Financing, Inc.:
7.00%, 6/1/2020 (a)	13,942,000	15,109,643
8.13%, 7/1/2019	15,775,000	17,313,062
8.63%, 7/15/2020	13,330,000	14,946,263
SBA Telecommunications, Inc. 5.75%, 7/15/2020	10,490,000	10,988,275
Softbank Corp. 4.50%, 4/15/2020 (a)(b)	39,905,000	39,705,475
Telesat Canada/Telesat LLC 6.00%, 5/15/2017 (b)	13,461,000	13,932,135
UPCB Finance III, Ltd. 6.63%, 7/1/2020 (b)	14,515,000	15,531,050
UPCB Finance V, Ltd. 7.25%, 11/15/2021 (b)	11,295,000	12,452,738
UPCB Finance VI, Ltd. 6.88%, 1/15/2022 (b)	11,175,000	12,180,750
ViaSat, Inc. 6.88%, 6/15/2020 (a)	14,406,000	15,450,435
Virgin Media Finance PLC 6.38%, 4/15/2023 (a)(b)	12,000,000	12,720,000
Virgin Media Secured Finance PLC 5.38%, 4/15/2021 (b)	13,404,000	13,839,630
West Corp.:
7.88%, 1/15/2019 (a)	8,785,000	9,421,913
8.63%, 10/1/2018	12,696,000	13,616,460
Wind Acquisition Finance SA:
7.25%, 2/15/2018 (b)	14,300,000	15,086,500
11.75%, 7/15/2017 (b)	27,250,000	28,714,687
Wind Acquisition Holdings Finance SA PIK 12.25%, 7/15/2017 (a)(b)	24,087,058	25,231,193
Windstream Corp.:
6.38%, 8/1/2023	12,885,000	12,562,875
7.75%, 10/15/2020 (a)	9,565,000	10,258,463
7.88%, 11/1/2017	16,301,000	18,705,397

		681,147,181

ELECTRIC UTILITIES — 3.6%
AES Corp. 4.88%, 5/15/2023	11,817,000	11,285,235
Calpine Corp.:
6.00%, 1/15/2022 (a)(b)	10,397,000	10,916,850
7.50%, 2/15/2021 (a)(b)	23,137,000	25,277,172
7.88%, 7/31/2020 (a)(b)	1,500,000	1,650,000
7.88%, 1/15/2023 (b)	16,754,000	18,764,480
DPL, Inc. 7.25%, 10/15/2021	15,347,000	15,845,778
Dynegy, Inc. 5.88%, 6/1/2023 (b)	5,734,000	5,633,655
EDP Finance BV:
4.90%, 10/1/2019 (b)	22,833,000	23,860,485
5.25%, 1/14/2021 (a)(b)	10,330,000	10,655,395
Enel SpA 8.75%, 9/24/2073 (a)(b)(d)	15,200,000	17,055,920
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.:
10.00%, 12/1/2020	39,842,000	41,933,705
12.25%, 3/1/2022 (b)	31,450,000	37,111,000
FirstEnergy Corp. 4.25%, 3/15/2023 (a)	11,000,000	10,669,329
GenOn Energy, Inc.:
9.50%, 10/15/2018	15,970,000	16,329,325
9.88%, 10/15/2020	13,851,000	14,128,020
InterGen NV 7.00%, 6/30/2023 (b)	11,149,000	11,706,450
NRG Energy, Inc.:
6.25%, 7/15/2022 (b)	17,400,000	17,922,000
7.63%, 1/15/2018	16,008,000	17,968,980
7.88%, 5/15/2021	19,091,000	21,000,100
Texas Competitive Electric Holdings Co. LLC/ TCEH Finance, Inc. 11.50%, 10/1/2020 (b)	27,700,000	21,259,750
The AES Corp. 7.38%, 7/1/2021	14,339,000	16,346,460

		367,320,089

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.2%
Belden, Inc. 5.50%, 9/1/2022 (b)	10,978,000	11,115,225
CDW LLC/CDW Finance Corp. 8.50%, 4/1/2019	18,194,000	19,922,430
Flextronics International, Ltd.:
4.63%, 2/15/2020 (a)	8,725,000	8,801,344
5.00%, 2/15/2023 (a)	8,280,000	8,342,100
General Cable Corp. 6.50%, 10/1/2022 (a)(b)	10,755,000	10,916,325
NXP BV/NXP Funding LLC:
3.75%, 6/1/2018 (b)	16,385,000	16,466,925
5.75%, 2/15/2021 (b)	11,445,000	12,188,925
5.75%, 3/15/2023 (b)	6,052,000	6,354,600
Rexel SA:
5.25%, 6/15/2020 (b)	6,805,000	6,958,113
6.13%, 12/15/2019 (a)(b)	7,290,000	7,672,725
Sanmina Corp. 7.00%, 5/15/2019 (a)(b)	6,750,000	7,146,562
Viasystems, Inc. 7.88%, 5/1/2019 (a)(b)	8,964,000	9,658,710

		125,543,984

ENERGY EQUIPMENT & SERVICES — 0.1%
Calfrac Holdings LP 7.50%, 12/1/2020 (b)	6,980,000	7,329,000

ENGINEERING & CONSTRUCTION — 0.3%
Abengoa Finance SAU 8.88%, 11/1/2017 (a)(b)	19,755,000	22,174,987

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Aguila 3 SA 7.88%, 1/31/2018 (b)	$10,653,000	$11,318,813

		33,493,800

FOOD PRODUCTS — 2.3%
B&G Foods, Inc. 4.63%, 6/1/2021 (a)	10,647,000	10,527,221
Big Heart Pet Brands 7.63%, 2/15/2019	13,406,000	13,967,376
Bumble Bee Holdings, Inc. 9.00%, 12/15/2017 (b)	19,522,000	21,278,980
Darling Ingredients, Inc. 5.38%, 1/15/2022 (a)(b)	4,930,000	5,065,575
Harbinger Group, Inc. 7.88%, 7/15/2019	14,937,000	16,393,358
Hawk Acquisition Sub, Inc. 4.25%, 10/15/2020 (a)(b)	45,531,000	44,791,121
HJ Heinz Finance Co. 7.13%, 8/1/2039 (a)(b)	13,150,000	14,037,625
Ingles Markets, Inc. 5.75%, 6/15/2023	10,015,000	10,015,000
JBS USA LLC/JBS USA Finance, Inc.:
7.25%, 6/1/2021 (b)	1,000,000	1,062,500
7.25%, 6/1/2021 (b)	12,700,000	13,525,500
8.25%, 2/1/2020 (a)(b)	12,050,000	13,194,750
Post Holdings, Inc.:
6.75%, 12/1/2021 (b)	10,413,000	11,024,764
7.38%, 2/15/2022	17,876,000	19,216,700
Smithfield Foods, Inc. 6.63%, 8/15/2022	12,949,000	13,984,920
Sun Merger Sub, Inc. 5.25%, 8/1/2018 (b)	8,324,000	8,646,555
US Foods, Inc. 8.50%, 6/30/2019	19,349,000	20,935,618

		237,667,563

HEALTH CARE EQUIPMENT & SUPPLIES — 1.4%
Biomet, Inc.:
6.50%, 8/1/2020 (a)	27,264,000	29,363,328
6.50%, 10/1/2020	11,175,000	11,873,438
ConvaTec Finance International SA 8.25%, 1/15/2019 (a)(b)	11,725,000	12,076,750
Hologic, Inc. 6.25%, 8/1/2020	16,248,000	17,182,260
Kinetic Concepts, Inc./KCI USA, Inc.:
10.50%, 11/1/2018 (a)	28,435,000	32,664,706
12.50%, 11/1/2019 (a)	11,000,000	12,787,500
Mallinckrodt International Finance SA 4.75%, 4/15/2023 (a)(b)	12,250,000	11,668,125
Universal Hospital Services, Inc. 7.63%, 8/15/2020 (a)	10,325,000	11,047,750

		138,663,857

HEALTH CARE PROVIDERS & SERVICES — 4.4%
Capella Healthcare, Inc. 9.25%, 7/1/2017	6,900,000	7,331,250
CHS/Community Health Systems, Inc.:
5.13%, 8/15/2018	22,249,000	23,361,450
6.88%, 2/1/2022 (a)(b)	44,429,000	46,428,305
8.00%, 11/15/2019	26,485,000	29,100,394
DaVita HealthCare Partners, Inc.:
5.75%, 8/15/2022 (a)	18,392,000	19,564,490
6.38%, 11/1/2018	10,225,000	10,749,031
6.63%, 11/1/2020	13,853,000	14,840,026
Emergency Medical Services Corp. 8.13%, 6/1/2019	9,779,000	10,451,306
Fresenius Medical Care US Finance II, Inc.:
5.63%, 7/31/2019 (a)(b)	11,173,000	12,038,907
5.88%, 1/31/2022 (b)	9,068,000	9,634,750
Fresenius Medical Care US Finance, Inc. 5.75%, 2/15/2021 (b)	11,721,000	12,468,214
HCA, Inc.:
5.00%, 3/15/2024	17,050,000	17,081,969
6.50%, 2/15/2020	42,951,000	48,105,120
7.50%, 2/15/2022	27,050,000	30,904,625
IASIS Healthcare LLC/IASIS Capital Corp. 8.38%, 5/15/2019 (a)	14,161,000	15,116,867
Kindred Healthcare, Inc.:
6.38%, 4/15/2022 (b)	9,230,000	9,253,075
8.25%, 6/1/2019 (a)	7,855,000	8,414,669
LifePoint Hospitals, Inc. 5.50%, 12/1/2021 (a)(b)	9,733,000	10,097,988
MPH Acquisition Holdings LLC 6.63%, 4/1/2022 (b)	7,721,000	7,923,676
Multiplan, Inc. 9.88%, 9/1/2018 (b)	10,436,000	11,323,060
Select Medical Corp. 6.38%, 6/1/2021 (a)	10,150,000	10,302,250
Tenet Healthcare Corp.:
4.38%, 10/1/2021 (a)	17,008,000	16,412,720
6.00%, 10/1/2020 (b)	16,867,000	18,047,690
8.13%, 4/1/2022 (a)	36,864,000	41,195,520
WellCare Health Plans, Inc. 5.75%, 11/15/2020	9,714,000	10,199,700

		450,347,052

HOTELS, RESTAURANTS & LEISURE — 3.0%
Ameristar Casinos, Inc. 7.50%, 4/15/2021	18,018,000	19,504,485
Boyd Gaming Corp. 9.13%, 12/1/2018 (a)	9,650,000	10,460,600
Burger King Corp. 9.88%, 10/15/2018 (c)	11,061,000	12,070,316
Caesars Entertainment Operating Co., Inc.:
9.00%, 2/15/2020	3,850,000	3,455,375
9.00%, 2/15/2020 (a)	16,700,000	14,988,250
10.00%, 12/15/2018 (a)	59,725,000	26,129,687
11.25%, 6/1/2017	41,493,000	39,937,012
GLP Capital LP/GLP Financing II, Inc.:
4.38%, 11/1/2018 (b)	6,114,000	6,274,493
4.88%, 11/1/2020 (b)	13,586,000	13,942,632
5.38%, 11/1/2023 (a)(b)	9,053,000	9,301,958

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.63%, 10/15/2021 (b)	$19,112,000	$19,972,040
MGM Resorts International:
6.63%, 12/15/2021 (a)	18,441,000	20,285,100
6.75%, 10/1/2020 (a)	13,675,000	15,162,156
7.75%, 3/15/2022 (a)	13,815,000	16,025,400
PNK Finance Corp. 6.38%, 8/1/2021 (b)	10,577,000	11,000,080
Six Flags Entertainment Corp. 5.25%, 1/15/2021 (b)	11,734,000	11,822,005
Station Casinos LLC 7.50%, 3/1/2021	8,835,000	9,552,844
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 5.38%, 3/15/2022 (a)	16,625,000	17,352,344
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Series 1 7.75%, 8/15/2020	21,588,000	24,016,650
Wynn Macau, Ltd. 5.25%, 10/15/2021 (b)	8,967,000	9,123,923

		310,377,350

HOUSEHOLD DURABLES — 1.0%
Brookfield Residential Properties, Inc.:
6.13%, 7/1/2022 (a)(b)	7,950,000	8,208,375
6.50%, 12/15/2020 (a)(b)	10,445,000	11,123,925
DR Horton, Inc. 3.75%, 3/1/2019	5,115,000	5,127,787
K Hovnanian Enterprises, Inc. 7.25%, 10/15/2020 (b)	8,880,000	9,634,800
Lennar Corp. 4.75%, 11/15/2022 (a)	11,690,000	11,368,525
RSI Home Products, Inc. 6.88%, 3/1/2018 (b)	6,554,000	7,029,165
Shea Homes LP/Shea Homes Funding Corp. 8.63%, 5/15/2019	10,844,000	11,955,510
Spectrum Brands, Inc.:
6.38%, 11/15/2020	8,762,000	9,484,865
6.63%, 11/15/2022 (a)	8,745,000	9,521,119
Standard Pacific Corp. 8.38%, 5/15/2018	7,572,000	8,953,890
Taylor Morrison Communities, Inc./ Monarch Communities, Inc. 5.25%, 4/15/2021 (b)	8,178,000	8,259,780

		100,667,741

HOUSEHOLD PRODUCTS — 0.1%
The Sun Products Corp. 7.75%, 3/15/2021 (a)(b)	17,150,000	14,577,500

INDUSTRIAL CONGLOMERATES — 0.3%
Polymer Group, Inc. 7.75%, 2/1/2019	8,525,000	9,121,750
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75%, 2/1/2019	22,491,000	24,149,711

		33,271,461

INSURANCE — 0.4%
Hockey Merger Sub 2, Inc. 7.88%, 10/1/2021 (b)	9,515,000	10,157,263
ING US, Inc. 5.65%, 5/15/2053 (d)	15,685,000	15,590,890
Onex USI Aquisition Corp. 7.75%, 1/15/2021 (b)	15,833,000	16,505,902

		42,254,055

INTERNET SOFTWARE & SERVICES — 0.9%
CyrusOne LP/CyrusOne Finance Corp. 6.38%, 11/15/2022 (a)	8,865,000	9,352,575
Equinix, Inc.:
4.88%, 4/1/2020 (a)	9,662,000	9,879,395
5.38%, 4/1/2023 (a)	13,123,000	13,385,460
7.00%, 7/15/2021 (a)	9,190,000	10,246,850
IAC/InterActiveCorp.:
4.75%, 12/15/2022 (a)	7,181,000	7,028,404
4.88%, 11/30/2018	8,415,000	8,783,156
Netflix, Inc. 5.38%, 2/1/2021 (a)	7,322,000	7,688,100
VeriSign, Inc. 4.63%, 5/1/2023	12,422,000	11,925,120
Zayo Group LLC/Zayo Capital, Inc. 8.13%, 1/1/2020	12,750,000	13,993,125

		92,282,185

IT SERVICES — 1.2%
First Data Corp.:
6.75%, 11/1/2020 (a)(b)	28,035,000	30,137,625
8.25%, 1/15/2021 (b)	18,000,000	19,530,000
12.63%, 1/15/2021	61,492,000	73,175,480

		122,843,105

LEISURE PRODUCTS — 0.3%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp. 5.25%, 3/15/2021	7,470,000	7,563,375
Royal Caribbean Cruises, Ltd. 5.25%, 11/15/2022	9,792,000	10,036,800
Sabre, Inc. 8.50%, 5/15/2019 (b)	14,500,000	16,022,500

		33,622,675

MACHINERY — 1.1%
Amsted Industries, Inc. 5.00%, 3/15/2022 (b)	12,320,000	12,381,600
BlueLine Rental Finance Corp. 7.00%, 2/1/2019 (b)	11,290,000	11,939,175
Cascades, Inc. 7.75%, 12/15/2017	9,255,000	9,648,338
Case New Holland, Inc. 7.88%, 12/1/2017	21,224,000	24,885,140
Gardner Denver, Inc. 6.88%, 8/15/2021 (a)(b)	9,282,000	9,560,460
SPX Corp. 6.88%, 9/1/2017	9,893,000	11,228,555
Terex Corp. 6.00%, 5/15/2021 (a)	13,064,000	13,978,480

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

The Manitowoc Co., Inc. 8.50%, 11/1/2020	$12,823,000	$14,393,817

		108,015,565

MEDIA — 8.3%
AMC Entertainment, Inc. 9.75%, 12/1/2020 (a)	8,906,000	10,264,165
AMC Networks, Inc.:
4.75%, 12/15/2022	8,200,000	8,159,000
7.75%, 7/15/2021	11,634,000	13,117,335
Cablevision Systems Corp.:
7.75%, 4/15/2018	11,353,000	12,970,802
8.63%, 9/15/2017	12,182,000	14,466,125
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.25%, 9/30/2022 (a)	21,401,000	21,133,487
6.50%, 4/30/2021	22,771,000	24,137,260
7.00%, 1/15/2019 (a)	19,250,000	20,356,875
Cequel Communications Holdings I LLC and Cequel Capital Corp.:
5.13%, 12/15/2021 (b)	9,806,000	9,707,940
6.38%, 9/15/2020 (b)	24,405,000	25,503,225
Cinemark USA, Inc. 4.88%, 6/1/2023 (a)	7,670,000	7,372,788
Clear Channel Communications, Inc.:
9.00%, 12/15/2019	31,320,000	32,886,000
9.00%, 3/1/2021 (a)	34,325,000	35,826,719
Clear Channel Worldwide Holdings, Inc.:
6.50%, 11/15/2022 (a)	13,119,000	13,922,539
6.50%, 11/15/2022	28,454,000	30,410,212
7.63%, 3/15/2020 (a)	28,250,000	30,510,000
CSC Holdings LLC 6.75%, 11/15/2021	16,410,000	18,338,175
Cumulus Media Holdings, Inc. 7.75%, 5/1/2019	9,246,000	9,846,990
DISH DBS Corp.:
5.00%, 3/15/2023 (a)	19,538,000	19,684,535
5.88%, 7/15/2022	28,565,000	30,493,137
6.75%, 6/1/2021	29,341,000	32,861,920
Gannett Co., Inc.:
5.13%, 10/15/2019 (b)	10,150,000	10,619,438
5.13%, 7/15/2020 (a)(b)	13,708,000	14,084,970
6.38%, 10/15/2023 (a)(b)	10,370,000	11,005,163
Griffey Intermediate, Inc./Griffey Finance Sub LLC 7.00%, 10/15/2020 (a)(b)	15,500,000	13,523,750
inVentiv Health, Inc. 9.00%, 1/15/2018 (a)(b)	14,375,000	15,237,500
Lamar Media Corp.:
5.00%, 5/1/2023 (a)(c)	8,657,000	8,657,000
5.38%, 1/15/2024 (a)(b)	4,159,000	4,262,975
5.88%, 2/1/2022 (a)	8,378,000	8,880,680
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75%, 4/1/2021 (a)(b)	13,100,000	14,868,500
MDC Partners, Inc. 6.75%, 4/1/2020 (b)	10,265,000	10,803,913
Mohegan Tribal Gaming Authority 9.75%, 9/1/2021 (a)	7,820,000	8,719,300
Nara Cable Funding, Ltd. 8.88%, 12/1/2018 (b)	17,140,000	18,661,175
Nexstar Broadcasting, Inc. 6.88%, 11/15/2020 (a)	11,343,000	12,193,725
Nielsen Finance LLC/Nielsen Finance Co.:
4.50%, 10/1/2020 (a)	14,158,000	14,264,185
5.00%, 4/15/2022 (b)	4,260,000	4,270,650
7.75%, 10/15/2018	16,744,000	17,895,150
Quebecor Media, Inc. 5.75%, 1/15/2023	13,200,000	13,233,000
Regal Entertainment Group 5.75%, 3/15/2022	7,267,000	7,485,010
Sinclair Television Group, Inc.:
5.38%, 4/1/2021	10,310,000	10,232,675
6.13%, 10/1/2022 (a)	11,050,000	11,188,125
Sirius XM Holdings, Inc.:
4.25%, 5/15/2020 (b)	1,250,000	1,221,875
5.75%, 8/1/2021 (a)(b)	11,800,000	12,272,000
5.88%, 10/1/2020 (b)	10,467,000	11,016,518
Starz LLC/Starz Finance Corp. 5.00%, 9/15/2019 (a)	7,219,000	7,453,618
The Mcclatchy Co. 9.00%, 12/15/2022	12,648,000	14,719,110
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.50%, 1/15/2023 (b)	16,728,000	17,062,560
Univision Communications, Inc.:
6.75%, 9/15/2022 (b)	15,292,000	16,916,775
6.88%, 5/15/2019 (b)	17,785,000	19,118,875
8.50%, 5/15/2021 (a)(b)	16,318,000	18,072,185
Videotron, Ltd.:
5.00%, 7/15/2022 (a)	12,989,000	13,021,472
5.38%, 6/15/2024 (b)	9,235,000	9,281,175
Virgin Media Secured Finance PLC 6.50%, 1/15/2018	12,058,000	12,495,102
Visant Corp. 10.00%, 10/1/2017	17,357,000	17,291,911
WideOpenWest Finance LLC/ WideOpenWest Capital Corp. 10.25%, 7/15/2019	12,528,000	14,219,280
WMG Acquisition Corp. 6.75%, 4/15/2022 (b)	15,250,000	15,345,312

		851,563,881

METALS & MINING — 4.0%
AK Steel Corp. 7.63%, 5/15/2020 (a)	14,518,000	14,481,705
Aleris International, Inc.:
7.63%, 2/15/2018	9,365,000	9,669,363
7.88%, 11/1/2020	9,465,000	9,748,950
ArcelorMittal:
6.00%, 3/1/2021 (a)	20,489,000	21,846,396
7.50%, 10/15/2039 (a)	23,665,000	24,463,694
10.35%, 6/1/2019 (a)	24,842,000	31,456,182
Edgen Murray Corp. 8.75%, 11/1/2020 (b)	1,444,000	1,667,820
Eldorado Gold Corp. 6.13%, 12/15/2020 (b)	11,425,000	11,425,000
Ferrexpo Finance PLC 7.88%, 4/7/2016 (b)	1,500,000	1,440,000

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

First Quantum Minerals, Ltd.:
6.75%, 2/15/2020 (b)	$21,334,000	$21,600,675
7.00%, 2/15/2021 (b)	21,884,000	22,266,970
FMG Resources August 2006 Pty, Ltd.:
6.00%, 4/1/2017 (a)(b)	21,250,000	22,365,625
8.25%, 11/1/2019 (a)(b)	28,850,000	31,735,000
HudBay Minerals, Inc.:
9.50%, 10/1/2020 (b)	1,000,000	1,070,000
9.50%, 10/1/2020 (a)	10,677,000	11,424,390
IAMGOLD Corp. 6.75%, 10/1/2020 (b)	16,295,000	14,502,550
JMC Steel Group 8.25%, 3/15/2018 (b)	26,718,000	27,319,155
KGHM International, Ltd. 7.75%, 6/15/2019 (a)(b)	5,960,000	6,287,800
Molycorp, Inc. 10.00%, 6/1/2020 (a)	15,550,000	15,394,500
New Gold, Inc. 6.25%, 11/15/2022 (b)	3,715,000	3,770,725
Novelis, Inc.:
8.38%, 12/15/2017 (a)	16,136,000	17,265,520
8.75%, 12/15/2020 (a)	21,951,000	24,530,242
Ryerson, Inc./Joseph T Ryerson & Son, Inc. 9.00%, 10/15/2017	14,275,000	15,399,156
Schaeffler Finance BV:
4.75%, 5/15/2021 (b)	13,395,000	13,696,388
7.75%, 2/15/2017 (b)	15,421,000	17,502,835
United States Steel Corp. 7.38%, 4/1/2020 (a)	8,555,000	9,346,338
Wise Metals Group LLC/Wise Alloys Finance Corp. 8.75%, 12/15/2018 (b)	4,582,000	4,914,195

		406,591,174

MULTILINE RETAIL — 0.6%
Neiman Marcus Group, Ltd.:
8.00%, 10/15/2021 (a)(b)	14,169,000	15,568,189
8.75%, 10/15/2021 (a)(b)	7,458,000	8,241,090
Sears Holdings Corp. 6.63%, 10/15/2018 (a)	24,600,000	22,386,000
SUPERVALU, Inc. 8.00%, 5/1/2016 (a)	9,367,000	10,327,117

		56,522,396

OIL, GAS & CONSUMABLE FUELS — 17.2%
Access Midstream Partners LP/ACMP Finance Corp.:
4.88%, 5/15/2023	20,816,000	20,972,120
5.88%, 4/15/2021	11,117,000	11,839,605
6.13%, 7/15/2022	12,823,000	13,800,754
Alpha Natural Resources, Inc.:
6.00%, 6/1/2019 (a)	18,484,000	14,186,470
6.25%, 6/1/2021 (a)	16,190,000	12,182,975
9.75%, 4/15/2018 (a)	9,780,000	9,413,250
Antero Resources Finance Corp.:
5.38%, 11/1/2021 (a)(b)	11,220,000	11,388,300
6.00%, 12/1/2020 (a)	9,637,000	10,251,359
Arch Coal, Inc.:
7.00%, 6/15/2019 (a)	23,055,000	17,809,987
7.25%, 10/1/2020 (a)	2,200,000	1,683,000
7.25%, 6/15/2021 (a)	21,776,000	16,440,880
Athlon Holdings LP/ Athlon Finance Corp. 7.38%, 4/15/2021 (b)	8,250,000	8,786,250
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.:
5.88%, 8/1/2023 (a)	12,543,000	12,386,212
6.63%, 10/1/2020	1,000,000	1,065,000
Atwood Oceanics, Inc. 6.50%, 2/1/2020	9,475,000	10,185,625
Bonanza Creek Energy, Inc. 6.75%, 4/15/2021	9,755,000	10,413,463
BreitBurn Energy Partners LP/BreitBurn Finance Corp. 7.88%, 4/15/2022 (a)	11,240,000	12,167,300
Calumet Specialty Products Partners LP/Calumet Finance Corp. 6.50%, 4/15/2021 (b)	12,810,000	12,906,075
Carrizo Oil & Gas, Inc. 8.63%, 10/15/2018	8,663,000	9,291,068
Chaparral Energy, Inc. 7.63%, 11/15/2022	11,120,000	12,037,400
Chesapeake Energy Corp.:
5.75%, 3/15/2023 (a)	14,950,000	15,828,312
6.63%, 8/15/2020 (a)	20,681,000	23,214,422
9.50%, 2/15/2015	17,350,000	18,499,437
Cie Generale de Geophysique — Veritas 6.50%, 6/1/2021 (a)	11,575,000	11,748,625
Cimarex Energy Co. 5.88%, 5/1/2022	10,239,000	11,109,315
Concho Resources, Inc.:
5.50%, 4/1/2023	24,099,000	25,062,960
6.50%, 1/15/2022 (a)	9,527,000	10,384,430
7.00%, 1/15/2021 (a)	7,737,000	8,530,043
Connacher Oil and Gas, Ltd. 8.50%, 8/1/2019 (a)(b)	12,390,000	9,912,000
Consol Energy, Inc.:
8.00%, 4/1/2017	22,001,000	22,963,544
8.25%, 4/1/2020	17,267,000	18,756,279
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6.00%, 12/15/2020	5,853,000	6,131,018
6.13%, 3/1/2022 (a)(b)	3,986,000	4,165,370
CVR Refining LLC/Coffeyville Finance, Inc. 6.50%, 11/1/2022	7,900,000	8,314,750
DCP Midstream LLC 5.85%, 5/21/2043 (b)(d)	9,050,000	8,507,000
Denbury Resources, Inc.:
4.63%, 7/15/2023 (a)	18,440,000	17,149,200
8.25%, 2/15/2020	15,186,000	16,514,775
Drill Rigs Holdings, Inc. 6.50%, 10/1/2017 (b)	16,514,000	17,215,845
Eagle Rock Energy Partners LP/Eagle Rock Energy Finance Corp. 8.38%, 6/1/2019	12,777,000	13,863,045
Energy Transfer Equity LP 7.50%, 10/15/2020	16,470,000	18,837,562

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Energy XXI Gulf Coast, Inc.:
7.50%, 12/15/2021 (b)	$6,811,000	$7,134,523
9.25%, 12/15/2017	11,729,000	12,755,287
EP Energy LLC/EP Energy Finance, Inc. 9.38%, 5/1/2020	27,965,000	32,334,531
EP Energy LLC/Everest Acquisition Finance, Inc. 6.88%, 5/1/2019	14,140,000	15,271,200
EPL Oil & Gas, Inc. 8.25%, 2/15/2018	1,060,000	1,147,450
EV Energy Partners LP/EV Energy Finance Corp. 8.00%, 4/15/2019 (c)	8,850,000	9,159,750
EXCO Resources, Inc. 7.50%, 9/15/2018	22,425,000	22,537,125
Expro Finance Luxembourg SCA 8.50%, 12/15/2016 (a)(b)	16,172,000	16,919,955
Foresight Energy LLC/Foresight Energy Corp. 7.88%, 8/15/2021 (a)(b)	9,709,000	10,170,178
Gibson Energy, Inc. 6.75%, 7/15/2021 (b)	6,100,000	6,542,250
Halcon Resources Corp.:
8.88%, 5/15/2021 (a)	27,363,000	28,389,112
9.75%, 7/15/2020 (a)	14,953,000	16,111,857
Harvest Operations Corp. 6.88%, 10/1/2017	8,405,000	9,077,400
Hiland Partners LP/Hiland Partners Finance Corp. 7.25%, 10/1/2020 (b)	12,601,000	13,703,587
Jones Energy Holdings LLC/Jones Energy Finance Corp. 6.75%, 4/1/2022 (b)	3,695,000	3,764,281
Key Energy Services, Inc. 6.75%, 3/1/2021 (a)	11,721,000	12,321,701
Kinder Morgan Finance Co. LLC 6.00%, 1/15/2018 (b)	9,622,000	10,415,815
Kinder Morgan, Inc.:
5.00%, 2/15/2021 (b)	10,712,000	10,727,147
5.63%, 11/15/2023 (b)	13,429,000	13,281,429
Kodiak Oil & Gas Corp. 8.13%, 12/1/2019	9,763,000	10,824,726
Laredo Petroleum, Inc.:
7.38%, 5/1/2022	10,650,000	11,821,500
9.50%, 2/15/2019	6,506,000	7,180,998
Lightstream Resources, Ltd. 8.63%, 2/1/2020 (b)	30,500,000	30,500,000
Linn Energy LLC/Linn Energy Finance Corp.:
7.00%, 11/1/2019 (a)(b)	26,460,000	27,584,550
7.75%, 2/1/2021	13,500,000	14,512,500
8.63%, 4/15/2020	20,091,000	21,823,849
Magnum Hunter Resources Corp. 9.75%, 5/15/2020	11,750,000	13,013,125
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.:
4.50%, 7/15/2023 (a)	14,000,000	13,475,000
5.50%, 2/15/2023	11,690,000	12,011,475
6.75%, 11/1/2020	9,138,000	9,891,885
MEG Energy Corp.:
6.38%, 1/30/2023 (b)	17,008,000	17,603,280
6.50%, 3/15/2021 (b)	10,275,000	10,814,438
7.00%, 3/31/2024 (b)	11,300,000	11,949,750
Midstates Petroleum Co, Inc./Midstates Petroleum Co. LLC:
9.25%, 6/1/2021 (a)	17,610,000	18,402,450
10.75%, 10/1/2020 (a)	13,245,000	14,635,725
Murphy Oil USA, Inc. 6.00%, 8/15/2023 (b)	5,810,000	5,998,825
Newfield Exploration Co.:
5.63%, 7/1/2024	11,499,000	11,930,212
5.75%, 1/30/2022 (a)	12,574,000	13,359,875
6.88%, 2/1/2020	9,615,000	10,239,975
NGPL PipeCo LLC 9.63%, 6/1/2019 (a)(b)	12,650,000	13,503,875
Niska Gas Storage Canada ULC/Niska Gas Storage Canada Finance Corp. 6.50%, 4/1/2019 (b)	14,105,000	13,893,425
Northern Oil and Gas, Inc. 8.00%, 6/1/2020	7,830,000	8,319,375
Oasis Petroleum, Inc. 6.88%, 3/15/2022 (a)(b)	4,147,000	4,489,128
Ocean Rig UDW, Inc. 7.25%, 4/1/2019 (a)(b)	10,615,000	10,601,731
Offshore Group Investment, Ltd.:
7.13%, 4/1/2023 (a)	14,722,000	14,979,635
7.50%, 11/1/2019	19,290,000	20,543,850
Oil States International, Inc. 6.50%, 6/1/2019	11,768,000	12,385,820
Pacific Drilling SA 5.38%, 6/1/2020 (a)(b)	14,495,000	14,386,287
Pacific Drilling V, Ltd. 7.25%, 12/1/2017 (b)	8,400,000	9,072,000
PBF Holding Co. LLC/ PBF Finance Corp. 8.25%, 2/15/2020	9,940,000	10,784,900
PDC Energy, Inc. 7.75%, 10/15/2022	3,155,000	3,454,725
Peabody Energy Corp.:
6.00%, 11/15/2018 (a)	21,110,000	22,139,112
6.25%, 11/15/2021 (a)	19,500,000	19,548,750
6.50%, 9/15/2020 (a)	11,824,000	12,208,280
Penn Virginia Corp. 8.50%, 5/1/2020	11,790,000	13,116,375
Precision Drilling Corp. 6.63%, 11/15/2020	9,933,000	10,628,310
QEP Resources, Inc.:
5.25%, 5/1/2023 (a)	10,478,000	10,425,610
5.38%, 10/1/2022 (a)	7,578,000	7,615,890
6.88%, 3/1/2021 (a)	9,371,000	10,308,100
Range Resources Corp.:
5.00%, 8/15/2022	8,873,000	9,050,460
5.00%, 3/15/2023	9,551,000	9,670,388
6.75%, 8/1/2020	8,179,000	8,833,320
Regency Energy Partners LP/Regency Energy Finance Corp.:
4.50%, 11/1/2023	8,950,000	8,323,500

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

5.50%, 4/15/2023 (a)	$12,586,000	$12,680,395
5.88%, 3/1/2022	8,295,000	8,606,063
6.88%, 12/1/2018	1,000,000	1,063,750
Rockies Express Pipeline LLC:
5.63%, 4/15/2020 (b)(c)	19,300,000	18,914,000
6.00%, 1/15/2019 (b)	10,820,000	10,901,150
6.88%, 4/15/2040 (b)	9,850,000	8,889,625
Rosetta Resources, Inc.:
5.63%, 5/1/2021	12,419,000	12,698,427
5.88%, 6/1/2022	5,200,000	5,317,000
Sabine Pass Liquefaction LLC:
5.63%, 2/1/2021 (a)	30,909,000	31,874,906
5.63%, 4/15/2023 (a)	15,596,000	15,518,020
6.25%, 3/15/2022 (a)(b)	13,733,000	14,316,652
Samson Investment Co. 10.50%, 2/15/2020 (a)(b)	41,050,000	44,744,500
Sanchez Energy Corp. 7.75%, 6/15/2021 (b)	4,520,000	4,825,100
SandRidge Energy, Inc.:
7.50%, 3/15/2021 (a)	14,675,000	15,665,562
7.50%, 2/15/2023 (a)	9,750,000	10,335,000
8.13%, 10/15/2022 (a)	12,918,000	14,080,620
SESI LLC:
6.38%, 5/1/2019	8,678,000	9,242,070
7.13%, 12/15/2021	7,862,000	8,766,130
Seven Generations Energy, Ltd. 8.25%, 5/15/2020 (b)	10,225,000	11,196,375
SM Energy Co. 5.00%, 1/15/2024 (b)	8,433,000	8,201,093
Stone Energy Corp. 7.50%, 11/15/2022	10,795,000	11,685,588
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25%, 11/15/2023 (a)(b)	8,725,000	8,092,438
5.25%, 5/1/2023	10,741,000	10,633,590
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 6.13%, 10/15/2021	7,168,000	7,598,080
Tullow Oil PLC 6.00%, 11/1/2020 (a)(b)	9,464,000	9,605,960
Unit Corp. 6.63%, 5/15/2021	13,800,000	14,628,000
Vanguard Natural Resources LLC/VNR Finance Corp. 7.88%, 4/1/2020 (a)	8,745,000	9,422,738
Venoco, Inc. 8.88%, 2/15/2019	14,000,000	14,140,000
W&T Offshore, Inc. 8.50%, 6/15/2019 (a)	13,031,000	14,073,480
Walter Energy, Inc. 9.50%, 10/15/2019 (b)	2,500,000	2,543,750
Whiting Petroleum Corp.:
5.00%, 3/15/2019	22,516,000	23,810,670
5.75%, 3/15/2021 (a)	13,455,000	14,464,125
WPX Energy, Inc. 6.00%, 1/15/2022 (a)	15,320,000	15,703,000

		1,757,774,444

PAPER & FOREST PRODUCTS — 0.1%
Resolute Forest Products, Inc. 5.88%, 5/15/2023 (b)	9,182,000	8,952,450

PERSONAL PRODUCTS — 0.2%
First Quality Finance Co., Inc. 4.63%, 5/15/2021 (b)	8,333,000	8,103,843
Revlon Consumer Products Corp. 5.75%, 2/15/2021	8,830,000	8,874,150

		16,977,993

PHARMACEUTICALS — 2.1%
Catamaran Corp. 4.75%, 3/15/2021 (a)	2,310,000	2,341,763
ConvaTec Healthcare E SA 10.50%, 12/15/2018 (b)	16,430,000	18,278,375
Endo Finance Co. 5.75%, 1/15/2022 (a)(b)	6,700,000	6,867,500
Endo Health Solutions, Inc. 7.00%, 7/15/2019	8,677,000	9,349,468
Forest Laboratories, Inc.:
4.38%, 2/1/2019 (b)	8,934,000	9,403,035
4.88%, 2/15/2021 (b)	17,000,000	17,977,500
5.00%, 12/15/2021 (b)	14,076,000	14,885,370
Grifols Worldwide Operations, Ltd. 5.25%, 4/1/2022 (b)	15,265,000	15,608,462
Hospira, Inc. 5.60%, 9/15/2040	1,219,000	1,226,338
NBTY, Inc. 9.00%, 10/1/2018	11,502,000	12,364,650
Salix Pharmaceuticals, Ltd. 6.00%, 1/15/2021 (a)(b)	10,740,000	11,464,950
Valeant Pharmaceuticals International, Inc.:
6.38%, 10/15/2020 (b)	33,908,000	36,620,640
6.75%, 8/15/2018 (b)	26,875,000	29,562,500
7.50%, 7/15/2021 (b)	23,295,000	26,206,875

		212,157,426

REAL ESTATE INVESTMENT TRUSTS — 0.4%
DuPont Fabros Technology LP 5.88%, 9/15/2021	9,641,000	10,195,357
Felcor Lodging LP:
5.63%, 3/1/2023	10,226,000	10,353,825
6.75%, 6/1/2019	8,766,000	9,412,493
The Howard Hughes Corp. 6.88%, 10/1/2021 (b)	9,340,000	10,087,200

		40,048,875

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
CBRE Services, Inc. 5.00%, 3/15/2023 (a)	14,293,000	14,310,867
Realogy Group LLC:
7.63%, 1/15/2020 (b)	8,820,000	9,812,250
7.88%, 2/15/2019 (a)(b)	11,135,000	12,011,881
The Realogy Group LLC/Sunshine Group Florida Ltd. 3.38%, 5/1/2016 (b)	7,173,000	7,208,865

		43,343,863

ROAD & RAIL — 0.3%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 8.25%, 1/15/2019	8,934,000	9,581,715

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

CHC Helicopter SA 9.25%, 10/15/2020 (a)	$21,138,300	$22,961,478

		32,543,193

SEMICONDUCTORS — 1.0%
Advanced Micro Devices, Inc.:
6.75%, 3/1/2019 (b)	7,035,000	7,061,381
7.75%, 8/1/2020 (a)	14,550,000	14,913,750
Amkor Technology, Inc. 6.38%, 10/1/2022	8,900,000	9,222,625
Freescale Semiconductor, Inc.:
5.00%, 5/15/2021 (a)(b)	10,150,000	10,353,000
6.00%, 1/15/2022 (b)	22,223,000	23,584,159
8.05%, 2/1/2020	4,765,000	5,235,544
Sensata Technologies BV:
4.88%, 10/15/2023 (b)	11,540,000	11,338,050
6.50%, 5/15/2019 (b)	9,390,000	10,059,037
STATS ChipPAC, Ltd. 4.50%, 3/20/2018 (b)	8,903,000	8,947,515

		100,715,061

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.1%
Micron Technology, Inc. 5.88%, 2/15/2022 (a)(b)	6,920,000	7,248,700

SOFTWARE — 1.5%
Activision Blizzard, Inc.:
5.63%, 9/15/2021 (b)	22,187,000	23,740,090
6.13%, 9/15/2023 (a)(b)	16,900,000	18,399,875
Audatex North America, Inc. 6.00%, 6/15/2021 (b)	20,839,000	22,245,632
BMC Software Finance, Inc. 8.13%, 7/15/2021 (a)(b)	31,114,000	32,747,485
Healthcare Technology Intermediate, Inc. 7.38%, 9/1/2018 (b)	14,762,000	15,057,240
IMS Health, Inc.:
6.00%, 11/1/2020 (b)	7,941,000	8,357,903
12.50%, 3/1/2018 (b)	12,840,000	14,637,600
Nuance Communications, Inc. 5.38%, 8/15/2020 (b)	17,233,000	17,146,835
Sophia LP/Sophia Finance, Inc. 9.75%, 1/15/2019 (b)(c)	3,987,000	4,425,570

		156,758,230

SPECIALTY RETAIL — 3.3%
AmeriGas Finance LLC/AmeriGas Finance Corp.:
6.75%, 5/20/2020	10,839,000	11,733,217
7.00%, 5/20/2022	11,730,000	12,815,025
Best Buy Co., Inc.:
5.00%, 8/1/2018	8,094,000	8,387,408
5.50%, 3/15/2021 (a)	9,608,000	9,632,020
Chinos Intermediate Holdings A, Inc. 7.75%, 5/1/2019 (b)	7,746,000	7,997,745
Claire’s Stores, Inc. 9.00%, 3/15/2019 (b)	22,660,000	23,538,075
CST Brands, Inc. 5.00%, 5/1/2023	7,670,000	7,535,775
DineEquity, Inc. 9.50%, 10/30/2018 (a)	10,220,000	11,139,800
Dufry Finance SCA 5.50%, 10/15/2020 (b)	12,725,000	13,256,396
Ferrellgas LP/Ferrellgas Finance Corp. 6.50%, 5/1/2021 (a)	6,825,000	7,149,188
Guitar Center, Inc. 6.50%, 4/15/2019 (b)	6,555,000	6,514,031
L Brands, Inc.:
5.63%, 2/15/2022	16,175,000	17,084,844
6.63%, 4/1/2021	13,603,000	15,286,371
8.50%, 6/15/2019 (c)	9,160,000	11,083,600
Landry’s, Inc. 9.38%, 5/1/2020 (b)	10,149,000	11,176,586
Michaels FinCo Holdings LLC/Michaels FinCo, Inc. 7.50%, 8/1/2018 (b)	10,525,000	10,840,750
Michaels Stores, Inc. 7.75%, 11/1/2018	14,035,000	14,999,906
New Academy Finance Co. LLC/New Academy Finance Corp. PIK 8.00%, 6/15/2018 (b)	8,099,000	8,291,351
Party City Holdings, Inc. 8.88%, 8/1/2020	12,114,000	13,491,967
Penske Automotive Group, Inc. 5.75%, 10/1/2022	7,974,000	8,332,830
Petco Animal Supplies, Inc. 9.25%, 12/1/2018 (b)	7,000,000	7,525,000
Petco Holdings, Inc. PIK 8.50%, 10/15/2017 (a)(b)	6,780,000	6,907,261
Rite Aid Corp.:
6.75%, 6/15/2021 (a)	11,150,000	12,069,875
8.00%, 8/15/2020	12,767,000	14,171,370
9.25%, 3/15/2020	12,276,000	14,009,985
Sally Holdings LLC/Sally Capital, Inc.:
5.75%, 6/1/2022 (a)	8,563,000	9,055,373
6.88%, 11/15/2019 (c)	14,888,000	16,302,360
Serta Simmons Holdings LLC 8.13%, 10/1/2020 (a)(b)	10,900,000	11,976,375
Toys R Us Property Co. II LLC 8.50%, 12/1/2017 (a)	11,240,000	11,450,750

		333,755,234

STORAGE/WAREHOUSING — 0.3%
Algeco Scotsman Global Finance PLC:
8.50%, 10/15/2018 (a)(b)	15,315,000	16,731,638
10.75%, 10/15/2019 (a)(b)	15,354,000	17,004,555

		33,736,193

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.1%
Dell, Inc. 5.88%, 6/15/2019 (a)	13,900,000	14,317,000
iGate Corp. 9.00%, 5/1/2016 (a)	11,882,000	12,476,100
Infor US, Inc.:
9.38%, 4/1/2019	16,949,000	19,088,811
11.50%, 7/15/2018	8,950,000	10,359,625
NCR Corp.:
4.63%, 2/15/2021	7,323,000	7,359,615

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

5.00%, 7/15/2022 (a)	$9,573,000	$9,584,966
6.38%, 12/15/2023 (a)(b)	4,421,000	4,697,313
SunGard Data Systems, Inc.:
6.63%, 11/1/2019	18,800,000	19,881,000
7.38%, 11/15/2018	4,571,000	4,845,260
7.63%, 11/15/2020	10,785,000	11,823,056

		114,432,746

TEXTILES, APPAREL & LUXURY GOODS — 0.4%
Hanesbrands, Inc. 6.38%, 12/15/2020	14,634,000	15,987,645
Levi Strauss & Co.:
6.88%, 5/1/2022 (a)	8,375,000	9,191,562
7.63%, 5/15/2020	7,038,000	7,645,028
PVH Corp. 4.50%, 12/15/2022 (a)	9,378,000	9,260,775

		42,085,010

THRIFTS & MORTGAGE FINANCE — 0.1%
Globe Luxembourg SCA 9.63%, 5/1/2018 (b)	8,143,000	8,896,228

TOBACCO — 0.2%
Alliance One International, Inc. 9.88%, 7/15/2021 (a)	17,970,000	18,374,325

TRADING COMPANIES & DISTRIBUTORS — 0.8%
Jurassic Holdings III, Inc. 6.88%, 2/15/2021 (b)	8,747,000	9,009,410
Stena AB 7.00%, 2/1/2024 (a)(b)	12,000,000	12,210,000
United Rentals North America, Inc.:
5.75%, 11/15/2024	9,000,000	9,067,500
6.13%, 6/15/2023 (c)	11,890,000	12,603,400
7.63%, 4/15/2022	17,045,000	19,111,706
8.38%, 9/15/2020	13,820,000	15,305,650
WESCO Distribution, Inc. 5.38%, 12/15/2021 (b)	7,925,000	8,103,313

		85,410,979

TRANSPORTATION INFRASTRUCTURE — 0.3%
Gulfmark Offshore, Inc. 6.38%, 3/15/2022	7,500,000	7,762,500
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.13%, 11/15/2021 (b)	3,317,000	3,457,973
Navios Maritime Holdings, Inc./Navios Maritime Finance US, Inc. 7.38%, 1/15/2022 (b)	6,943,000	7,099,217
Swift Services Holdings, Inc. 10.00%, 11/15/2018 (a)	7,000,000	7,691,250

		26,010,940

WIRELESS TELECOMMUNICATION SERVICES — 3.8%
Avaya, Inc.:
7.00%, 4/1/2019 (b)	18,983,000	18,840,627
10.50%, 3/1/2021 (a)(b)	29,797,000	27,636,717
CommScope Holding Co., Inc. PIK 6.63%, 6/1/2020 (b)	8,460,000	8,946,450
Crown Castle International Corp.:
5.25%, 1/15/2023 (a)	23,244,000	23,621,715
7.13%, 11/1/2019	10,090,000	10,733,238
Millicom International Cellular SA:
4.75%, 5/22/2020 (b)	5,500,000	5,376,250
6.63%, 10/15/2021 (a)(b)	7,792,000	8,240,040
Nokia OYJ:
5.38%, 5/15/2019 (a)	14,691,000	15,462,278
6.63%, 5/15/2039	7,985,000	8,184,625
Sprint Communications, Inc.:
6.00%, 11/15/2022 (a)	4,904,000	4,995,950
9.00%, 11/15/2018 (b)	49,735,000	60,801,037
Sprint Corp.:
7.13%, 6/15/2024 (a)(b)	34,191,000	35,900,550
7.88%, 9/15/2023 (b)	57,119,000	62,830,900
T-Mobile USA, Inc.:
6.25%, 4/1/2021 (a)	24,303,000	25,700,422
6.46%, 4/28/2019 (c)	17,580,000	18,810,600
6.63%, 4/1/2023 (a)	28,950,000	30,687,000
Telecom Italia Capital SA 7.18%, 6/18/2019	14,250,000	16,334,063

		383,102,462

TOTAL CORPORATE BONDS & NOTES —
(Cost $9,844,614,228)		9,990,861,155

	Shares
SHORT TERM INVESTMENTS — 8.3%
MONEY MARKET FUNDS — 8.3%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	758,338,685	758,338,685
State Street Institutional Liquid Reserves Fund 0.08% (f)(g)	88,682,570	88,682,570

TOTAL SHORT TERM INVESTMENTS — (h)
(Cost $847,021,255)		847,021,255

TOTAL INVESTMENTS — 106.2% (i)
(Cost $10,691,635,483)		10,837,882,410
OTHER ASSETS & LIABILITIES — (6.2)%		(634,334,432)

NET ASSETS — 100.0%		$10,203,547,978

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

(a)	A portion of the security was on loan at March 31, 2014.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 38.3% of net assets as of March 31, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs (See accompanying Notes to Schedules of Investments).
(d)	Variable rate security. Rate shown is rate in effect at March 31, 2014. Maturity date disclosed is the ultimate maturity.
(e)	Investments of cash collateral for securities loaned
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments).
(g)	The rate shown is the annualized seven-day yield at period end.
(h)	Value is determined based on Level 1 inputs (See accompanying Notes to Schedules of Investments).
(i)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (See accompanying Notes to Schedules of Investments).
PIK = Payment in Kind
PLC = Public Limited Company
SCA = Societe en Commandite par Actions
ULC = Unlimited Liability Corporation

SPDR Barclays Short Term High Yield Bond ETF
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 96.3%
AEROSPACE & DEFENSE — 1.8%
Aviation Capital Group Corp. 3.88%, 9/27/2016 (a)	$6,085,000	$6,303,372
Bombardier, Inc.:
4.25%, 1/15/2016 (a)(b)	6,325,000	6,578,000
4.75%, 4/15/2019 (a)	3,355,000	3,355,000
7.50%, 3/15/2018 (a)(b)	7,475,000	8,428,063
Huntington Ingalls Industries, Inc. 6.88%, 3/15/2018	8,906,000	9,573,950
Kratos Defense & Security Solutions, Inc. 10.00%, 6/1/2017	12,050,000	12,742,875
Sequa Corp. 7.00%, 12/15/2017 (a)(b)	9,327,500	9,444,094
TransDigm, Inc. 7.75%, 12/15/2018 (b)	9,150,000	9,813,375
Triumph Group, Inc. 8.63%, 7/15/2018	4,475,000	4,743,500

		70,982,229

AIRLINES — 0.7%
Continental Airlines 2012-3 Pass Through Trust, Class C 6.13%, 4/29/2018 (b)(c)	7,900,000	8,324,625
Continental Airlines, Inc. 6.75%, 9/15/2015 (a)(b)	6,960,000	7,099,200
US Airways Group, Inc. 6.13%, 6/1/2018 (b)	10,151,000	10,671,239

		26,095,064

AUTO COMPONENTS — 1.4%
Chassix, Inc. 9.25%, 8/1/2018 (a)(c)	2,824,000	3,035,800
Cooper-Standard Automotive, Inc. 8.50%, 5/1/2018	5,242,000	5,491,047
Dana Holding Corp. 6.50%, 2/15/2019	7,850,000	8,379,875
Jaguar Land Rover Automotive PLC 4.13%, 12/15/2018 (a)(b)	12,400,000	12,694,500
Pittsburgh Glass Works LLC 8.00%, 11/15/2018 (a)(b)(c)	5,017,000	5,455,988
Schaeffler Holding Finance BV 6.88%, 8/15/2018 (a)	12,750,000	13,562,812
UCI International, Inc. 8.63%, 2/15/2019	5,000,000	4,850,000

		53,470,022

AUTOMOBILES — 0.5%
General Motors Co. 3.50%, 10/2/2018 (a)	18,751,000	19,102,581

BANKS — 2.8%
CIT Group, Inc.:
3.88%, 2/19/2019	3,540,000	3,578,735
4.25%, 8/15/2017 (b)	12,638,000	13,238,305
4.75%, 2/15/2015 (a)(b)(c)	12,736,000	13,086,240
5.00%, 5/15/2017 (b)	5,150,000	5,504,063
5.25%, 4/1/2014 (a)(b)	6,150,000	6,150,000
5.25%, 3/15/2018 (b)	12,550,000	13,491,250
5.50%, 2/15/2019 (a)	3,000,000	3,232,500
6.63%, 4/1/2018 (a)	11,146,000	12,469,587
Dresdner Bank AG/New York NY 7.25%, 9/15/2015	5,370,000	5,745,900
Royal Bank of Scotland Group PLC:
4.70%, 7/3/2018 (b)	8,125,000	8,350,721
5.00%, 10/1/2014 (b)	9,799,000	9,933,511
Sophia Holding Finance LP/Sophia Holding Finance, Inc. 9.63%, 12/1/2018 (a)	5,920,000	6,201,200
Synovus Financial Corp. 5.13%, 6/15/2017 (b)	8,865,000	9,286,087

		110,268,099

BEVERAGES — 0.9%
Constellation Brands, Inc.:
7.25%, 9/1/2016	7,905,000	8,912,887
7.25%, 5/15/2017 (b)	8,685,000	10,074,600
8.38%, 12/15/2014	4,280,000	4,483,300
Cott Beverages, Inc. 8.13%, 9/1/2018	9,800,000	10,400,250

		33,871,037

BIOTECHNOLOGY — 0.2%
STHI Holding Corp. 8.00%, 3/15/2018 (a)	6,025,000	6,386,500

BUILDING PRODUCTS — 2.8%
Associated Materials LLC 9.13%, 11/1/2017	14,460,000	15,219,150
Building Materials Corp. of America 6.88%, 8/15/2018 (a)	7,468,000	7,841,400
Calcipar SA 6.88%, 5/1/2018 (a)(b)	5,840,000	6,219,600
Euramax International, Inc. 9.50%, 4/1/2016	5,248,000	5,300,480
Griffon Corp. 7.13%, 4/1/2018	1,638,000	1,726,452
Hanson PLC 6.13%, 8/15/2016	7,660,000	8,416,425
Interline Brands, Inc. 10.00%, 11/15/2018 (b)	7,375,000	8,020,312
Jeld-Wen Escrow Corp. 12.25%, 10/15/2017 (a)	10,290,000	11,421,900
Lafarge SA:
6.20%, 7/9/2015 (a)(c)	4,995,000	5,282,213
6.50%, 7/15/2016	5,991,000	6,590,100
Masco Corp.:
4.80%, 6/15/2015	2,260,000	2,344,750
6.13%, 10/3/2016	8,626,000	9,467,035
USG Corp.:
6.30%, 11/15/2016 (b)	4,148,000	4,490,210
8.38%, 10/15/2018 (a)	8,005,000	8,545,337
9.75%, 1/15/2018 (b)	8,610,000	10,396,575

		111,281,939

CAPITAL MARKETS — 0.5%
American Capital, Ltd. 6.50%, 9/15/2018 (a)	3,640,000	3,858,400
E*TRADE Financial Corp.:
6.00%, 11/15/2017 (b)	4,575,000	4,809,469
6.75%, 6/1/2016	9,028,000	9,772,810

		18,440,679

SPDR Barclays Short Term High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

CHEMICALS — 2.5%
Ashland, Inc.:
3.00%, 3/15/2016 (b)	$5,715,000	$5,829,300
3.88%, 4/15/2018	12,740,000	13,154,050
Celanese US Holdings LLC 6.63%, 10/15/2018	2,000,000	2,112,000
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC 8.88%, 2/1/2018 (b)	17,150,000	17,836,000
Ineos Finance PLC 8.38%, 2/15/2019 (a)(b)(c)	13,150,000	14,530,750
Ineos Group Holdings SA:
5.88%, 2/15/2019 (a)(b)	9,495,000	9,696,769
6.13%, 8/15/2018 (a)(b)	9,148,000	9,491,050
Kraton Polymers LLC/Kraton Polymers Capital Corp. 6.75%, 3/1/2019	415,000	440,937
Momentive Performance Materials, Inc. 11.50%, 12/1/2016	3,660,000	1,198,650
Perstorp Holding AB:
8.75%, 5/15/2017 (a)	5,500,000	5,885,000
11.00%, 8/15/2017 (a)(b)	5,680,000	6,091,800
PQ Corp. 8.75%, 5/1/2018 (a)(b)	9,550,000	10,433,375
Rain CII Carbon LLC/CII Carbon Corp. 8.00%, 12/1/2018 (a)	2,500,000	2,612,500

		99,312,181

COMMERCIAL SERVICES — 0.6%
Ceridian Corp. 11.25%, 11/15/2015 (b)	7,550,000	7,606,625
National Money Mart Co. 10.38%, 12/15/2016 (b)	12,030,000	12,090,150
RR Donnelley & Sons Co. 7.25%, 5/15/2018 (b)	4,442,000	5,163,825

		24,860,600

COMMERCIAL SERVICES & SUPPLIES — 3.1%
Ahern Rentals, Inc. 9.50%, 6/15/2018 (a)(b)	5,748,000	6,358,725
Cenveo Corp. 8.88%, 2/1/2018	5,800,000	5,916,000
DynCorp International, Inc. 10.38%, 7/1/2017 (b)	5,625,000	5,878,125
Global A&T Electronics, Ltd. 10.00%, 2/1/2019 (a)	2,500,000	2,043,750
Igloo Holdings Corp. 8.25%, 12/15/2017 (a)(c)	2,350,000	2,402,875
Interactive Data Corp. 10.25%, 8/1/2018	12,770,000	13,759,675
iPayment, Inc. 10.25%, 5/15/2018 (b)	9,008,000	6,643,400
Jaguar Holding Co. I PIK 9.38%, 10/15/2017 (a)(b)	7,282,000	7,655,203
Nord Anglia Education UK Holdings PLC 10.25%, 4/1/2017 (a)	6,850,000	7,637,750
Nuverra Environmental Solutions, Inc. 9.88%, 4/15/2018	5,800,000	5,988,500
Safway Group Holding LLC/Safway Finance Corp. 7.00%, 5/15/2018 (a)(b)	11,162,000	11,887,530
Speedy Cash Intermediate Holdings Corp. 10.75%, 5/15/2018 (a)	9,550,000	9,836,500
Tervita Corp. 8.00%, 11/15/2018 (a)(b)	12,150,000	12,271,500
The ADT Corp.:
2.25%, 7/15/2017 (b)	13,590,000	13,428,809
4.13%, 4/15/2019 (b)	1,625,000	1,612,310
The Hertz Corp. 7.50%, 10/15/2018 (b)	7,282,000	7,755,330

		121,075,982

CONSTRUCTION & ENGINEERING — 0.1%
Michael Baker International LLC/CDL Acquisition Co., Inc. 8.25%, 10/15/2018 (a)	1,000,000	1,067,500
Modular Space Corp. 10.25%, 1/31/2019 (a)(b)	2,377,000	2,472,080

		3,539,580

CONSTRUCTION MATERIALS — 0.1%
Vulcan Materials Co. 7.00%, 6/15/2018	3,340,000	3,851,020

CONSUMER FINANCE — 1.5%
ACE Cash Express, Inc. 11.00%, 2/1/2019 (a)	1,632,000	1,354,560
SLM Corp.:
5.00%, 4/15/2015 (b)(c)	2,000,000	2,075,000
5.50%, 1/15/2019 (b)	9,050,000	9,570,375
6.00%, 1/25/2017 (b)	9,572,000	10,433,480
6.25%, 1/25/2016 (b)	9,100,000	9,782,500
8.45%, 6/15/2018	22,685,000	26,711,587

		59,927,502

CONTAINERS & PACKAGING — 1.3%
Ardagh Packaging Finance PLC 7.38%, 10/15/2017 (a)(b)	8,750,000	9,307,812
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc.:
6.25%, 1/31/2019 (a)(b)	3,824,000	3,996,080
7.38%, 10/15/2017 (a)	6,050,000	6,428,125
Berry Plastics Corp. 9.50%, 5/15/2018 (b)	7,400,000	7,825,500
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Is:
5.63%, 12/15/2016 (a)	7,466,000	7,652,650
6.00%, 6/15/2017 (a)(b)	4,921,000	5,093,235
Owens-Brockway Glass Container, Inc. 7.38%, 5/15/2016	6,185,000	6,849,888
Packaging Dynamics Corp. 8.75%, 2/1/2016 (a)	2,300,000	2,360,375

		49,513,665

DISTRIBUTORS — 0.3%
VWR Funding, Inc. 7.25%, 9/15/2017 (b)	11,165,000	12,002,375

SPDR Barclays Short Term High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

DIVERSIFIED CONSUMER SERVICES — 0.3%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 8.50%, 5/15/2018	$12,200,000	$12,794,750

DIVERSIFIED FINANCIAL SERVICES — 10.5%
Affinion Investments LLC 13.50%, 8/15/2018 (a)	3,162,000	3,209,430
Aircastle, Ltd.:
4.63%, 12/15/2018 (b)	8,550,000	8,753,063
6.75%, 4/15/2017 (b)	10,849,000	12,055,951
9.75%, 8/1/2018 (b)	1,500,000	1,615,200
Ally Financial, Inc.:
2.75%, 1/30/2017 (b)	4,650,000	4,696,500
3.13%, 1/15/2016	2,050,000	2,093,563
3.50%, 7/18/2016 (b)	6,700,000	6,901,000
3.50%, 1/27/2019	10,125,000	10,125,000
4.63%, 6/26/2015 (b)	7,425,000	7,694,156
4.75%, 9/10/2018	10,120,000	10,701,900
5.50%, 2/15/2017 (b)	6,900,000	7,486,500
6.25%, 12/1/2017	4,415,000	4,928,244
6.75%, 12/1/2014	2,900,000	3,005,125
6.75%, 12/1/2014 (b)	2,150,000	2,225,250
8.00%, 12/31/2018 (b)	1,549,000	1,847,182
8.30%, 2/12/2015	8,725,000	9,226,688
Alphabet Holding Co., Inc. PIK 7.75%, 11/1/2017	13,646,000	14,106,552
CNH Capital LLC:
3.25%, 2/1/2017 (b)	4,590,000	4,681,800
3.63%, 4/15/2018 (b)	11,775,000	11,981,062
3.88%, 11/1/2015 (b)	8,526,000	8,760,465
6.25%, 11/1/2016 (b)	5,812,000	6,371,405
General Motors Financial Co., Inc.:
2.75%, 5/15/2016 (b)	9,893,000	10,022,598
3.25%, 5/15/2018	12,958,000	13,071,382
4.75%, 8/15/2017 (b)	9,635,000	10,297,406
6.75%, 6/1/2018	9,015,000	10,277,100
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.50%, 3/15/2017 (a)	10,500,000	10,605,000
4.88%, 3/15/2019 (a)(b)	9,500,000	9,666,250
International Lease Finance Corp.:
3.88%, 4/15/2018 (b)	12,486,000	12,735,720
4.88%, 4/1/2015	5,050,000	5,233,113
5.65%, 6/1/2014	8,359,000	8,413,334
5.75%, 5/15/2016	8,750,000	9,411,763
8.63%, 9/15/2015	7,625,000	8,397,031
8.75%, 3/15/2017	19,850,000	23,298,937
8.88%, 9/1/2017 (c)	10,125,000	12,048,750
Nationstar Mortgage LLC/Nationstar Capital Corp. 6.50%, 8/1/2018 (b)	11,650,000	11,708,250
Nuveen Investments, Inc. 9.13%, 10/15/2017 (a)(b)	6,300,000	6,662,250
Outerwall, Inc. 6.00%, 3/15/2019	3,000,000	3,135,000
ROC Finance LLC/ ROC Finance 1 Corp. 12.13%, 9/1/2018 (a)(b)(c)	7,660,000	8,081,300
Royal Bank of Scotland Group PLC 5.05%, 1/8/2015 (b)	5,402,000	5,527,991
SLM Corp.:
3.88%, 9/10/2015	3,975,000	4,094,250
4.63%, 9/25/2017 (b)	10,770,000	11,321,962
5.05%, 11/14/2014	1,100,000	1,124,750
5.38%, 5/15/2014	1,434,000	1,441,170
Springleaf Finance Corp.:
5.40%, 12/1/2015	7,639,000	8,001,853
5.75%, 9/15/2016 (b)	5,650,000	5,996,063
6.90%, 12/15/2017 (b)	26,830,000	29,445,925
TMX Finance LLC/TitleMax Finance Corp. 8.50%, 9/15/2018 (a)(b)	8,330,000	9,121,350
TransUnion Holding Co., Inc.:
8.13%, 6/15/2018	6,223,000	6,534,150
9.63%, 6/15/2018	8,110,000	8,616,875
TransUnion LLC/TransUnion Financing Corp. 11.38%, 6/15/2018	6,300,000	6,772,500

		413,530,059

DIVERSIFIED TELECOMMUNICATION SERVICES — 5.7%
Alcatel-Lucent USA, Inc. 4.63%, 7/1/2017 (a)(b)	8,450,000	8,682,375
Brightstar Corp. 9.50%, 12/1/2016 (a)	5,550,000	6,049,500
CenturyLink, Inc.:
5.00%, 2/15/2015 (b)	1,954,000	2,017,505
5.15%, 6/15/2017 (b)	4,400,000	4,719,000
6.00%, 4/1/2017 (b)	7,150,000	7,909,688
Cincinnati Bell, Inc. 8.75%, 3/15/2018 (b)	11,015,000	11,524,444
CommScope, Inc. 8.25%, 1/15/2019 (a)	5,000,000	5,412,500
Frontier Communications Corp.:
7.13%, 3/15/2019	150,000	166,125
8.13%, 10/1/2018 (b)	8,420,000	9,830,350
8.25%, 4/15/2017 (b)	10,905,000	12,690,694
Inmarsat Finance PLC 7.38%, 12/1/2017 (a)	7,639,000	7,944,560
Intelsat Luxembourg SA 6.75%, 6/1/2018 (a)(b)	9,150,000	9,676,125
PAETEC Holding Corp. 9.88%, 12/1/2018 (b)	6,500,000	7,133,750
Sprint Nextel Corp. 9.13%, 3/1/2017 (b)	11,320,000	13,385,900
Syniverse Holdings, Inc. 9.13%, 1/15/2019 (c)	7,475,000	8,129,062
T-Mobile USA, Inc. 5.25%, 9/1/2018 (b)	10,084,000	10,663,830
Telesat Canada/Telesat LLC 6.00%, 5/15/2017 (a)(b)	9,233,000	9,556,155
Trilogy International Partners LLC/Trilogy International Finance, Inc. 10.25%, 8/15/2016 (a)	2,400,000	2,466,000
West Corp. 8.63%, 10/1/2018 (b)	11,500,000	12,333,750
Wind Acquisition Finance SA:
7.25%, 2/15/2018 (a)	13,450,000	14,189,750
7.25%, 2/15/2018 (a)	4,700,000	4,946,750
11.75%, 7/15/2017 (a)(b)	31,500,000	33,193,125

SPDR Barclays Short Term High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Windstream Corp.:
7.88%, 11/1/2017 (b)	$14,555,000	$16,701,862
8.13%, 9/1/2018	6,170,000	6,555,625

		225,878,425

ELECTRIC UTILITIES — 3.3%
Atlantic Power Corp. 9.00%, 11/15/2018 (b)	9,100,000	9,600,500
DPL, Inc. 6.50%, 10/15/2016 (b)	13,600,000	14,688,000
EDP Finance BV 6.00%, 2/2/2018 (a)	15,110,000	16,394,350
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc. 11.25%, 12/1/2018 (a)	10,150,000	7,105,000
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc. 6.88%, 8/15/2017 (a)(b)	11,000,000	11,261,250
FirstEnergy Corp. 2.75%, 3/15/2018	6,150,000	6,131,335
GenOn Energy, Inc. 9.50%, 10/15/2018	9,300,000	9,509,250
Ipalco Enterprises, Inc.:
5.00%, 5/1/2018 (c)	3,850,000	4,071,375
7.25%, 4/1/2016 (a)(c)	5,285,000	5,800,287
NRG Energy, Inc. 7.63%, 1/15/2018 (b)	16,030,000	17,993,675
RRI Energy, Inc. 7.88%, 6/15/2017 (b)	12,300,000	12,361,500
Texas Competitive Electric Holdings Co. LLC 10.25%, 11/1/2015	15,000,000	375,000
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. 10.25%, 11/1/2015	11,350,000	283,750
The AES Corp.:
7.75%, 10/15/2015	3,398,000	3,703,820
8.00%, 10/15/2017 (b)	3,672,000	4,346,730
9.75%, 4/15/2016 (b)	3,650,000	4,252,250

		127,878,072

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.1%
Atkore International, Inc. 9.88%, 1/1/2018	9,414,000	10,120,050
Kemet Corp. 10.50%, 5/1/2018 (b)	4,000,000	4,190,000
NXP BV/NXP Funding LLC:
3.50%, 9/15/2016 (a)(b)	7,650,000	7,841,250
3.75%, 6/1/2018 (a)	11,088,000	11,143,440
WireCo WorldGroup, Inc. 9.50%, 5/15/2017	9,600,000	9,888,000

		43,182,740

ENGINEERING & CONSTRUCTION — 0.4%
Abengoa Finance SAU 8.88%, 11/1/2017 (a)(b)	4,340,000	4,871,650
Aguila 3 SA 7.88%, 1/31/2018 (a)(b)	10,676,000	11,343,250

		16,214,900

FOOD PRODUCTS — 1.4%
BI-LO LLC/BI-LO Finance Corp.:
8.63%, 9/15/2018 (a)	7,700,000	7,979,125
9.25%, 2/15/2019 (a)	300,000	328,875
Bumble Bee Holdings, Inc. 9.00%, 12/15/2017 (a)(b)	11,450,000	12,480,500
Dean Foods Co. 7.00%, 6/1/2016 (b)	4,609,000	5,069,900
Michael Foods Group, Inc. 9.75%, 7/15/2018 (c)	9,895,000	10,562,913
Pilgrim’s Pride Corp. 7.88%, 12/15/2018	1,000,000	1,075,000
Smithfield Foods, Inc. 7.75%, 7/1/2017 (b)	10,075,000	11,687,000
Sun Merger Sub, Inc. 5.25%, 8/1/2018 (a)	5,103,000	5,300,741

		54,484,054

HEALTH CARE EQUIPMENT & SUPPLIES — 1.9%
Accellent, Inc. 8.38%, 2/1/2017	2,735,000	2,820,934
Alere, Inc.:
7.25%, 7/1/2018	5,600,000	6,160,000
8.63%, 10/1/2018 (b)	10,235,000	10,977,037
ConvaTec Finance International SA 8.25%, 1/15/2019 (a)(b)	12,650,000	13,029,500
DJO Finance LLC/DJO Finance Corp. 9.88%, 4/15/2018 (b)	8,995,000	9,804,550
Fresenius US Finance II, Inc. 9.00%, 7/15/2015 (a)	3,675,000	4,024,125
Kinetic Concepts, Inc./KCI USA, Inc. 10.50%, 11/1/2018 (b)	25,700,000	29,522,875

		76,339,021

HEALTH CARE PROVIDERS & SERVICES — 4.1%
21st Century Oncology, Inc.:
8.88%, 1/15/2017	7,758,000	8,068,320
9.88%, 4/15/2017 (b)	5,400,000	5,292,000
Capella Healthcare, Inc. 9.25%, 7/1/2017 (b)	9,151,000	9,722,937
Centene Corp. 5.75%, 6/1/2017 (b)	7,252,000	7,886,550
CHS/Community Health Systems, Inc. 5.13%, 8/15/2018 (b)	20,863,000	21,906,150
Fresenius Medical Care US Finance, Inc.:
6.50%, 9/15/2018 (a)	1,700,000	1,904,000
6.88%, 7/15/2017 (b)	7,340,000	8,294,200
HCA, Inc.:
3.75%, 3/15/2019 (b)	19,765,000	19,839,119
6.38%, 1/15/2015 (b)	7,200,000	7,470,000
6.50%, 2/15/2016	9,275,000	10,063,375
8.00%, 10/1/2018 (b)	4,795,000	5,682,075
Health Net, Inc. 6.38%, 6/1/2017 (b)	4,925,000	5,355,938
MedImpact Holdings, Inc. 10.50%, 2/1/2018 (a)	9,700,000	10,524,500
Multiplan, Inc. 9.88%, 9/1/2018 (a)(b)	10,136,000	10,997,560

SPDR Barclays Short Term High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Tenet Healthcare Corp.:
5.00%, 3/1/2019 (a)(b)	$3,995,000	$3,990,006
6.25%, 11/1/2018 (b)	17,030,000	18,786,219
9.25%, 2/1/2015	3,499,000	3,708,940
Universal Health Services, Inc. 7.13%, 6/30/2016 (b)	3,240,000	3,612,600

		163,104,489

HOTELS, RESTAURANTS & LEISURE — 4.0%
Boyd Acquisition Sub LLC/Boyd Acquisition Finance Corp. 8.38%, 2/15/2018 (a)(b)	5,451,000	5,887,080
Boyd Gaming Corp. 9.13%, 12/1/2018 (b)	6,830,000	7,403,720
Burger King Corp. 9.88%, 10/15/2018 (c)	2,000,000	2,182,500
Caesars Entertainment Operating Co., Inc.:
5.63%, 6/1/2015 (b)	4,050,000	3,938,625
10.00%, 12/15/2018	5,000,000	2,350,000
10.00%, 12/15/2018 (b)	40,000,000	17,500,000
10.75%, 2/1/2016 (b)	6,274,000	5,238,790
11.25%, 6/1/2017 (b)	25,475,000	24,519,687
12.75%, 4/15/2018	9,400,000	4,747,000
Diamond Resorts Corp. 12.00%, 8/15/2018	6,950,000	7,601,563
GLP Capital LP/GLP Financing II, Inc. 4.38%, 11/1/2018 (a)	10,133,000	10,398,991
Greektown Holdings LLC/Greektown Mothership Corp. 8.88%, 3/15/2019 (a)	2,000,000	2,065,000
Marina District Finance Co., Inc. 9.88%, 8/15/2018	7,100,000	7,632,500
MGM Mirage, Inc.:
6.63%, 7/15/2015	8,718,000	9,241,080
7.63%, 1/15/2017 (b)	7,673,000	8,756,811
MGM Resorts International:
7.50%, 6/1/2016 (b)	7,650,000	8,520,188
8.63%, 2/1/2019 (b)	9,125,000	10,927,187
10.00%, 11/1/2016 (b)	4,750,000	5,670,313
11.38%, 3/1/2018 (b)	7,350,000	9,499,875
Royal Caribbean Cruises, Ltd. 7.25%, 6/15/2016 (b)	4,378,000	4,903,360

		158,984,270

HOUSEHOLD DURABLES — 2.1%
Centex Corp. 6.50%, 5/1/2016	3,100,000	3,410,000
DR Horton, Inc.:
3.63%, 2/15/2018	8,750,000	8,881,250
3.75%, 3/1/2019	3,850,000	3,859,625
4.75%, 5/15/2017	4,076,000	4,320,560
6.50%, 4/15/2016	2,732,000	2,981,295
Jarden Corp. 7.50%, 5/1/2017 (b)	8,368,000	9,633,660
Lennar Corp.:
4.50%, 6/15/2019	4,100,000	4,171,750
4.75%, 12/15/2017 (b)	4,275,000	4,531,500
Series B 5.60%, 5/31/2015 (b)	4,556,000	4,749,630
12.25%, 6/1/2017	6,811,000	8,752,135
RSI Home Products, Inc. 6.88%, 3/1/2018 (a)(b)	7,585,000	8,134,912
Standard Pacific Corp. 8.38%, 5/15/2018	8,264,000	9,772,180
Toll Brothers Finance Corp.:
4.00%, 12/31/2018	5,700,000	5,842,500
8.91%, 10/15/2017	3,575,000	4,325,750

		83,366,747

HOUSEHOLD PRODUCTS — 0.4%
American Achievement Corp. 10.88%, 4/15/2016 (a)(b)	7,850,000	8,281,750
Central Garden and Pet Co. 8.25%, 3/1/2018 (b)	7,090,000	7,311,563

		15,593,313

INDUSTRIAL CONGLOMERATES — 0.7%
Polymer Group, Inc. 7.75%, 2/1/2019	7,984,000	8,542,880
Polypore International, Inc. 7.50%, 11/15/2017 (b)	6,129,000	6,496,740
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75%, 2/1/2019 (b)	12,000,000	12,885,000

		27,924,620

INTERNET SOFTWARE & SERVICES — 0.2%
IAC/InterActiveCorp. 4.88%, 11/30/2018	4,900,000	5,114,375
Pacnet, Ltd. 9.00%, 12/12/2018 (a)	1,800,000	1,921,500

		7,035,875

IT SERVICES — 0.1%
Alliance Data Systems Corp. 5.25%, 12/1/2017 (a)	3,625,000	3,797,188

LEISURE PRODUCTS — 0.5%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp. 9.13%, 8/1/2018	4,585,000	4,895,863
Easton-Bell Sports, Inc. 9.75%, 12/1/2016 (b)	8,610,000	9,072,960
Sabre Holdings Corp. 8.35%, 3/15/2016	5,999,000	6,681,386

		20,650,209

MACHINERY — 1.1%
BlueLine Rental Finance Corp. 7.00%, 2/1/2019 (a)	4,968,000	5,253,660
Cascades, Inc. 7.75%, 12/15/2017	8,001,000	8,341,043
Case New Holland, Inc. 7.88%, 12/1/2017 (b)	15,575,000	18,261,687
Harsco Corp. 5.75%, 5/15/2018 (b)	450,000	481,500
SPX Corp. 6.88%, 9/1/2017 (b)	10,845,000	12,309,075

		44,646,965

MEDIA — 5.8%
Affinion Group, Inc. 7.88%, 12/15/2018 (b)	7,500,000	7,012,500

SPDR Barclays Short Term High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Allbritton Communications Co. 8.00%, 5/15/2018 (b)	$4,595,000	$4,813,263
American Media, Inc. 11.50%, 12/15/2017	10,900,000	11,853,750
Cablevision Systems Corp.:
7.75%, 4/15/2018 (b)	12,255,000	14,001,337
8.63%, 9/15/2017	11,150,000	13,240,625
CCO Holdings LLC/CCO Holdings Capital Corp. 7.25%, 10/30/2017 (b)	10,400,000	11,011,000
Clear Channel Communications, Inc. 5.50%, 9/15/2014 (b)	4,950,000	4,974,750
CSC Holdings LLC:
7.63%, 7/15/2018 (b)	6,670,000	7,753,875
8.63%, 2/15/2019 (b)	750,000	896,250
DISH DBS Corp.:
4.25%, 4/1/2018	17,880,000	18,662,250
4.63%, 7/15/2017 (b)	15,200,000	16,188,000
6.63%, 10/1/2014	8,775,000	8,994,375
7.13%, 2/1/2016	12,125,000	13,246,562
7.75%, 5/31/2015	5,325,000	5,704,406
inVentiv Health, Inc.:
9.00%, 1/15/2018 (a)(b)	10,750,000	11,395,000
11.00%, 8/15/2018 (a)	4,000,000	3,700,000
11.00%, 8/15/2018 (a)	2,500,000	2,306,250
Lamar Media Corp. 7.88%, 4/15/2018 (b)	4,741,000	4,942,493
Nara Cable Funding, Ltd. 8.88%, 12/1/2018 (a)	13,370,000	14,556,587
Nielsen Finance LLC/Nielsen Finance Co. 7.75%, 10/15/2018 (b)	10,000,000	10,687,500
Palace Entertainment Holdings LLC/Palace Entertainment Holdings Corp. 8.88%, 4/15/2017 (a)	6,525,000	6,769,688
Quebecor Media, Inc. 7.75%, 3/15/2016	6,552,000	6,568,380
Virgin Media Secured Finance PLC 6.50%, 1/15/2018	14,950,000	15,491,937
Visant Corp. 10.00%, 10/1/2017 (b)	14,300,000	14,246,375
WMG Acquisition Corp. 11.50%, 10/1/2018	531,000	603,482

		229,620,635

METALS & MINING — 6.0%
AK Steel Corp. 8.75%, 12/1/2018	1,605,000	1,801,613
Aleris International, Inc. 7.63%, 2/15/2018	13,633,000	14,076,072
ArcelorMittal:
4.25%, 2/25/2015 (b)	4,862,000	4,965,318
4.25%, 8/5/2015 (b)	9,550,000	9,836,500
4.25%, 3/1/2016	6,185,000	6,416,937
5.00%, 2/25/2017 (b)	20,881,000	22,159,961
6.13%, 6/1/2018	19,666,000	21,558,852
9.50%, 2/15/2015 (b)	6,350,000	6,778,625
Barminco Finance Pty, Ltd. 9.00%, 6/1/2018 (a)(b)	4,700,000	4,324,000
Commercial Metals Co.:
6.50%, 7/15/2017 (b)	4,355,000	4,866,713
7.35%, 8/15/2018 (b)	5,107,000	5,821,980
Consolidated Minerals, Ltd. 8.88%, 5/1/2016 (a)	6,400,000	6,688,000
Essar Steel Algoma, Inc.:
9.38%, 3/15/2015 (a)(b)	5,300,000	5,247,000
9.88%, 6/15/2015 (a)(b)	5,350,000	3,477,500
Ferrexpo Finance PLC 7.88%, 4/7/2016 (a)(b)	4,100,000	3,936,000
FMG Resources August 2006 Pty, Ltd.:
6.00%, 4/1/2017 (a)(b)	18,815,000	19,802,787
6.88%, 2/1/2018 (a)	11,645,000	12,270,919
JMC Steel Group 8.25%, 3/15/2018 (a)	8,900,000	9,100,250
Mueller Water Products, Inc. 7.38%, 6/1/2017	4,435,000	4,534,788
Novelis, Inc. 8.38%, 12/15/2017 (b)	12,322,000	13,184,540
Ryerson, Inc./Joseph T Ryerson & Son, Inc. 9.00%, 10/15/2017 (b)	10,580,000	11,413,175
Schaeffler Finance BV:
7.75%, 2/15/2017 (a)(b)	9,780,000	11,100,300
8.50%, 2/15/2019 (a)(b)	3,400,000	3,795,250
Thompson Creek Metals Co., Inc. 9.75%, 12/1/2017 (b)	5,025,000	5,565,187
United States Steel Corp.:
6.05%, 6/1/2017 (b)	6,797,000	7,357,752
7.00%, 2/1/2018 (b)	8,300,000	9,192,250
Wise Metals Group LLC/Wise Alloys Finance Corp. 8.75%, 12/15/2018 (a)(b)	5,065,000	5,432,213

		234,704,482

MULTILINE RETAIL — 0.7%
Sears Holdings Corp. 6.63%, 10/15/2018 (b)	17,050,000	15,515,500
SUPERVALU, Inc. 8.00%, 5/1/2016 (b)	10,625,000	11,714,063

		27,229,563

OIL, GAS & CONSUMABLE FUELS — 10.9%
Alpha Natural Resources, Inc. 9.75%, 4/15/2018 (b)	7,300,000	7,026,250
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. 9.63%, 10/15/2018	4,340,000	4,665,500
Arch Coal, Inc. 8.00%, 1/15/2019 (a)(b)	6,992,000	6,992,000
Aurora USA Oil & Gas, Inc. 9.88%, 2/15/2017 (a)	4,729,000	5,213,723
Basic Energy Services, Inc. 7.75%, 2/15/2019	2,405,000	2,582,369
Chesapeake Energy Corp.:
3.25%, 3/15/2016 (b)	6,450,000	6,514,500
6.50%, 8/15/2017 (b)	11,745,000	13,183,762
7.25%, 12/15/2018	5,000,000	5,825,000
9.50%, 2/15/2015 (b)	8,775,000	9,356,344
Cie Generale de Geophysique — Veritas 7.75%, 5/15/2017	3,250,000	3,298,750

SPDR Barclays Short Term High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Consol Energy, Inc. 8.00%, 4/1/2017 (b)	$20,270,000	$21,156,812
Drill Rigs Holdings, Inc. 6.50%, 10/1/2017 (a)	13,138,000	13,696,365
El Paso Corp.:
7.00%, 6/15/2017 (b)	9,531,000	10,754,170
7.25%, 6/1/2018 (b)	7,262,000	8,261,157
Endeavour International Corp. 12.00%, 3/1/2018	6,773,000	6,586,743
Energy XXI Gulf Coast, Inc. 9.25%, 12/15/2017	13,650,000	14,844,375
EPL Oil & Gas, Inc. 8.25%, 2/15/2018 (b)	5,890,000	6,375,925
EXCO Resources, Inc. 7.50%, 9/15/2018	8,050,000	8,090,250
Expro Finance Luxembourg SCA 8.50%, 12/15/2016 (a)(b)	15,813,000	16,544,351
Exterran Holdings, Inc. 7.25%, 12/1/2018	600,000	633,750
Genesis Energy LP/Genesis Energy Finance Corp. 7.88%, 12/15/2018 (b)	5,608,000	6,035,610
Harvest Operations Corp. 6.88%, 10/1/2017	8,345,000	9,012,600
Kinder Morgan Finance Co. LLC 6.00%, 1/15/2018 (a)	11,800,000	12,773,500
Kinder Morgan Finance Co. ULC 5.70%, 1/5/2016 (c)	7,375,000	7,854,375
Laredo Petroleum, Inc. 9.50%, 2/15/2019 (b)	5,100,000	5,629,125
Maritimes & Northeast Pipeline LLC 7.50%, 5/31/2014 (a)	2,797,520	2,821,167
Newfield Exploration Co. 7.13%, 5/15/2018	6,750,000	6,952,500
NGPL PipeCo LLC 7.12%, 12/15/2017 (a)(b)	13,450,000	13,214,625
Niska Gas Storage Canada ULC/Niska Gas Storage Canada Finance Corp. 6.50%, 4/1/2019 (a)	8,565,000	8,436,525
NuStar Logistics LP 8.15%, 4/15/2018	2,847,000	3,245,580
Oasis Petroleum, Inc. 7.25%, 2/1/2019	1,130,000	1,209,100
Ocean Rig UDW, Inc. 7.25%, 4/1/2019 (a)(b)	7,185,000	7,176,019
Pacific Drilling V, Ltd. 7.25%, 12/1/2017 (a)(b)	9,100,000	9,828,000
Peabody Energy Corp.:
6.00%, 11/15/2018 (b)	22,850,000	23,963,937
7.38%, 11/1/2016	7,295,000	8,170,400
Petroleum Geo-Services ASA 7.38%, 12/15/2018 (a)	200,000	214,500
PetroQuest Energy, Inc. 10.00%, 9/1/2017	1,000,000	1,065,000
Quicksilver Resources, Inc. 7.13%, 4/1/2016 (b)	10,274,000	9,580,505
Rockies Express Pipeline LLC:
3.90%, 4/15/2015 (a)	6,505,000	6,553,788
6.00%, 1/15/2019 (a)	5,850,000	5,893,875
6.85%, 7/15/2018 (a)	8,100,000	8,363,250
Sabine Oil & Gas LLC/Sabine Oil & Gas Finance Corp. 9.75%, 2/15/2017	5,900,000	6,106,500
Sabine Pass LNG LP 7.50%, 11/30/2016 (b)	17,740,000	19,602,700
Seadrill, Ltd. 5.63%, 9/15/2017 (a)	16,030,000	16,711,275
SM Energy Co. 6.63%, 2/15/2019	1,813,000	1,939,910
Tesoro Corp. 4.25%, 10/1/2017 (b)	8,325,000	8,741,250
Trinidad Drilling, Ltd. 7.88%, 1/15/2019 (a)(b)	1,150,000	1,230,500
Ultra Petroleum Corp. 5.75%, 12/15/2018 (a)	5,108,000	5,363,400
Venoco, Inc. 8.88%, 2/15/2019 (b)	4,702,000	4,749,020
Westmoreland Escrow Corp. 10.75%, 2/1/2018 (a)	9,239,000	10,093,607
Whiting Petroleum Corp.:
5.00%, 3/15/2019	5,455,000	5,768,663
6.50%, 10/1/2018	6,574,000	6,919,135
WPX Energy, Inc. 5.25%, 1/15/2017 (b)	8,675,000	9,282,250
Yingde Gases Investment, Ltd. 8.13%, 4/22/2018 (a)(b)	4,750,000	4,750,000

		430,854,287

PAPER & FOREST PRODUCTS — 0.3%
Clearwater Paper Corp. 7.13%, 11/1/2018	1,250,000	1,331,250
Sappi Papier Holding GmbH 7.75%, 7/15/2017 (a)(b)	5,800,000	6,452,500
Verso Paper Holdings LLC/Verso Paper, Inc. 11.75%, 1/15/2019 (b)	5,000,000	5,387,500

		13,171,250

PHARMACEUTICALS — 1.5%
Forest Laboratories, Inc. 4.38%, 2/1/2019 (a)	15,933,000	16,769,482
Hospira, Inc. 6.05%, 3/30/2017 (b)	4,503,000	4,984,515
NBTY, Inc. 9.00%, 10/1/2018 (b)	4,889,000	5,255,675
Valeant Pharmaceuticals International:
6.75%, 10/1/2017 (a)	7,650,000	8,089,875
6.88%, 12/1/2018 (a)	450,000	478,125
Valeant Pharmaceuticals International, Inc. 6.75%, 8/15/2018 (a)	21,672,000	23,839,200

		59,416,872

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
Crescent Resources LLC/Crescent Ventures, Inc. 10.25%, 8/15/2017 (a)(b)	3,736,000	4,193,660
Realogy Group LLC 7.88%, 2/15/2019 (a)	5,000,000	5,393,750

SPDR Barclays Short Term High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

The Realogy Group LLC/Sunshine Group Florida Ltd. 3.38%, 5/1/2016 (a)(b)	$7,241,000	$7,277,205

		16,864,615

REGIONAL BANKS — 0.4%
Regions Bank 7.50%, 5/15/2018 (b)	12,130,000	14,315,705

RETAIL — 0.3%
Tops Holding Corp./Tops Markets LLC 8.88%, 12/15/2017	9,100,000	9,941,750

ROAD & RAIL — 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 8.25%, 1/15/2019	2,000,000	2,145,000

SEMICONDUCTORS — 0.4%
Advanced Micro Devices, Inc. 6.75%, 3/1/2019 (a)	9,100,000	9,134,125
STATS ChipPAC, Ltd. 4.50%, 3/20/2018 (a)(b)	7,850,000	7,889,250

		17,023,375

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.0%
Advanced Micro Devices, Inc. 8.13%, 12/15/2017 (b)	799,000	836,953

SOFTWARE — 0.9%
Eagle Midco, Inc. 9.00%, 6/15/2018 (a)	5,400,000	5,670,000
Healthcare Technology Intermediate, Inc. 7.38%, 9/1/2018 (a)(b)	16,000,000	16,320,000
IMS Health, Inc. 12.50%, 3/1/2018 (a)	7,490,000	8,538,600
Sophia LP/Sophia Finance, Inc. 9.75%, 1/15/2019 (a)(b)(c)	5,000,000	5,550,000

		36,078,600

SPECIALTY RETAIL — 3.7%
AutoNation, Inc. 6.75%, 4/15/2018 (b)	4,290,000	4,944,225
Best Buy Co., Inc.:
3.75%, 3/15/2016 (c)	3,429,000	3,531,870
5.00%, 8/1/2018 (b)	10,973,000	11,370,771
Burlington Coat Factory Warehouse Corp. 10.00%, 2/15/2019 (b)	7,786,000	8,691,122
Claire’s Stores, Inc.:
8.88%, 3/15/2019	6,450,000	5,998,500
9.00%, 3/15/2019 (a)	4,760,000	4,944,450
DineEquity, Inc. 9.50%, 10/30/2018 (b)	4,000,000	4,360,000
Guitar Center, Inc. 6.50%, 4/15/2019 (a)	5,880,000	5,843,250
J Crew Group, Inc. 8.13%, 3/1/2019	325,000	338,205
Jo-Ann Stores, Inc. 8.13%, 3/15/2019 (a)	5,900,000	6,121,250
Limited Brands, Inc. 6.90%, 7/15/2017	6,925,000	7,920,469
Logan’s Roadhouse, Inc. 10.75%, 10/15/2017 (b)	4,400,000	3,355,000
Michaels FinCo Holdings LLC/Michaels FinCo, Inc. 7.50%, 8/1/2018 (a)	10,900,000	11,227,000
Michaels Stores, Inc. 7.75%, 11/1/2018	14,300,000	15,283,125
New Academy Finance Co. LLC/New Academy Finance Corp. PIK 8.00%, 6/15/2018 (a)(b)	4,000,000	4,095,000
Petco Animal Supplies, Inc. 9.25%, 12/1/2018 (a)	2,545,000	2,735,875
Petco Holdings, Inc. PIK 8.50%, 10/15/2017 (a)(b)	5,905,000	6,015,837
Suburban Propane Partners LP/Suburban Energy Finance Corp. 7.50%, 10/1/2018	7,030,000	7,469,375
The Gymboree Corp. 9.13%, 12/1/2018 (b)	5,000,000	4,231,250
Toys R Us - Delaware, Inc. 7.38%, 9/1/2016 (a)(b)	5,400,000	4,981,500
Toys R Us Property Co. II LLC 8.50%, 12/1/2017 (b)	14,861,000	15,139,644
Toys R Us, Inc.:
7.38%, 10/15/2018	300,000	240,000
10.38%, 8/15/2017 (b)	7,500,000	6,262,500

		145,100,218

STORAGE/WAREHOUSING — 0.4%
Algeco Scotsman Global Finance PLC 8.50%, 10/15/2018 (a)(b)	15,650,000	17,097,625

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.1%
Dell, Inc.:
2.30%, 9/10/2015 (b)	5,650,000	5,678,250
3.10%, 4/1/2016	5,000,000	5,075,000
5.65%, 4/15/2018	9,434,000	9,858,530
iGate Corp. 9.00%, 5/1/2016 (b)	13,200,000	13,860,000
Infor US, Inc. 11.50%, 7/15/2018 (b)	7,900,000	9,144,250

		43,616,030

THRIFTS & MORTGAGE FINANCE — 0.1%
Globe Luxembourg SCA 9.63%, 5/1/2018 (a)(b)	3,905,000	4,266,213

TRADING COMPANIES & DISTRIBUTORS — 0.3%
United Rentals North America, Inc. 5.75%, 7/15/2018	11,766,000	12,589,620

TRANSPORTATION INFRASTRUCTURE — 1.1%
Air Medical Group Holdings, Inc. 9.25%, 11/1/2018	2,072,000	2,235,170
AWAS Aviation Capital, Ltd. 7.00%, 10/17/2016 (a)	4,343,200	4,495,212
CMA CGM SA 8.50%, 4/15/2017 (a)(b)	5,000,000	5,000,000
Florida East Coast Railway Corp. 8.13%, 2/1/2017	4,315,000	4,509,175

SPDR Barclays Short Term High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Global Ship Lease, Inc. 10.00%, 4/1/2019 (a)(b)	$2,245,000	$2,317,962
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc. 8.13%, 2/15/2019	5,400,000	5,454,000
PHI, Inc. 5.25%, 3/15/2019 (a)(c)	7,125,000	7,196,250
Swift Services Holdings, Inc. 10.00%, 11/15/2018 (b)	10,057,000	11,050,129

		42,257,898

WIRELESS TELECOMMUNICATION SERVICES — 3.0%
eAccess, Ltd. 8.25%, 4/1/2018 (a)	4,000,000	4,350,000
MetroPCS Wireless, Inc. 7.88%, 9/1/2018 (b)	13,060,000	13,876,250
Sprint Communications, Inc. 9.00%, 11/15/2018 (a)(b)	29,445,000	35,996,512
Sprint Nextel Corp.:
6.00%, 12/1/2016 (b)	16,000,000	17,540,000
8.38%, 8/15/2017 (b)	11,480,000	13,503,350
Telecom Italia Capital SA:
5.25%, 10/1/2015 (b)	7,000,000	7,350,000
7.00%, 6/4/2018 (b)	14,800,000	16,779,500
UPC Holding BV 9.88%, 4/15/2018 (a)(b)	7,342,000	7,736,633

		117,132,245

TOTAL CORPORATE BONDS & NOTES —
(Cost $3,768,455,778)		3,793,649,688

	Shares
SHORT TERM INVESTMENTS — 12.7%
MONEY MARKET FUNDS — 12.7%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	396,835,735	396,835,735
State Street Institutional Liquid Reserves Fund 0.08% (e)(f)	103,637,552	103,637,552

TOTAL SHORT TERM INVESTMENTS — (g)
(Cost $500,473,287)		500,473,287

TOTAL INVESTMENTS — 109.0% (h)
(Cost $4,268,929,065)		4,294,122,975
OTHER ASSETS & LIABILITIES — (9.0)%		(352,809,750)

NET ASSETS — 100.0%		$3,941,313,225

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 31.1% of net assets as of March 31, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	A portion of the security was on loan at March 31, 2014.
(c)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs (See accompanying Notes to Schedules of Investments).
(d)	Investments of cash collateral for securities loaned
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments).
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Value is determined based on Level 1 inputs (See accompanying Notes to Schedules of Investments).
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (See accompanying Notes to Schedules of Investments).
PIK = Payment in Kind
PLC = Public Limited Company
SCA = Societe en Commandite par Actions
ULC = Unlimited Liability Corporation

SPDR Barclays Investment Grade Floating Rate ETF
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 98.1%
AEROSPACE & DEFENSE — 0.5%
Honeywell International, Inc. 0.29%, 11/17/2015 (a)	$1,000,000	$999,996
Rockwell Collins, Inc. 0.58%, 12/15/2016 (a)	350,000	350,192
United Technologies Corp. 0.74%, 6/1/2015 (a)	538,000	540,886

		1,891,074

AUTOMOBILES — 3.4%
Daimler Finance North America LLC:
0.59%, 3/10/2017 (a)(b)	800,000	800,461
0.84%, 1/9/2015 (a)(b)	1,050,000	1,053,862
0.92%, 8/1/2016 (a)(b)	600,000	605,428
1.02%, 4/10/2014 (a)(b)	650,000	650,118
Nissan Motor Acceptance:
0.79%, 3/3/2017 (a)(b)	600,000	601,045
0.94%, 9/26/2016 (a)(b)	700,000	703,951
Toyota Motor Credit Corp.:
0.38%, 9/18/2015 (a)	500,000	500,381
0.39%, 3/10/2015 (a)	2,240,000	2,242,717
0.41%, 1/23/2015 (a)	200,000	200,233
0.53%, 5/17/2016 (a)	1,100,000	1,104,225
Volkswagen International Finance NV:
0.57%, 11/18/2015 (a)(b)	500,000	501,137
0.68%, 11/18/2016 (a)(b)	1,000,000	1,001,570
0.83%, 11/20/2014 (a)(b)	400,000	401,407
0.86%, 4/1/2014 (a)(b)	1,621,000	1,621,000

		11,987,535

BANKS — 44.5%
Abbey National Treasury Services PLC 0.74%, 3/13/2017 (a)	1,200,000	1,199,644
ABN Amro Bank NV 1.04%, 10/28/2016 (a)(b)	1,700,000	1,709,826
Achmea Hypotheekbank NV 0.59%, 11/3/2014 (a)(b)	800,000	801,476
African Development Bank 0.57%, 8/4/2014 (a)	1,371,000	1,372,474
American Express Bank FSB 0.46%, 6/12/2017 (a)	500,000	496,534
American Express Centurion Bank 0.69%, 11/13/2015 (a)	550,000	552,520
Australia & New Zealand Banking Group Ltd.:
0.44%, 5/7/2015 (a)(b)	1,900,000	1,903,196
0.62%, 1/10/2017 (a)(b)	500,000	500,550
0.80%, 5/15/2018 (a)(c)	1,065,000	1,067,635
Banco Bradesco SA 2.34%, 5/16/2014 (a)	850,000	850,274
Banco Santander Chile 1.84%, 1/19/2016 (a)(c)(b)	350,000	346,500
Bank of Montreal:
0.48%, 9/24/2015 (a)	1,700,000	1,701,569
0.71%, 9/11/2015 (a)	1,100,000	1,105,395
0.71%, 4/29/2014 (a)	408,000	408,123
0.76%, 7/15/2016 (a)	1,030,000	1,035,387
0.84%, 4/9/2018 (a)	450,000	451,605
Bank of Nova Scotia:
0.63%, 3/15/2016 (a)	492,000	492,904
0.65%, 12/13/2016 (a)	900,000	902,659
0.76%, 7/15/2016 (a)	1,314,000	1,319,977
1.28%, 1/12/2015 (a)	600,000	604,742
Banque Federative du Credit Mutuel SA:
1.09%, 10/28/2016 (a)(b)	1,250,000	1,254,125
1.09%, 1/20/2017 (a)(b)	600,000	601,655
BB&T Corp.:
0.90%, 2/1/2019 (a)	1,800,000	1,800,860
0.94%, 4/28/2014 (a)	888,000	888,332
1.09%, 6/15/2018 (a)	150,000	151,557
BBVA US Senior SAU 2.36%, 5/16/2014 (a)	500,000	500,793
BNP Paribas SA:
0.71%, 3/17/2017 (a)	600,000	599,470
0.82%, 12/12/2016 (a)	500,000	501,081
2.98%, 12/20/2014 (a)	2,050,000	2,088,950
BPCE SA:
1.08%, 2/10/2017 (a)	1,000,000	1,003,932
1.49%, 4/25/2016 (a)	1,038,000	1,052,203
Branch Banking & Trust Co. 0.55%, 9/13/2016 (a)	300,000	298,231
Canadian Imperial Bank of Commerce/Canada 0.76%, 7/18/2016 (a)	515,000	517,822
Commonwealth Bank of Australia:
0.51%, 9/17/2014 (a)(b)	1,350,000	1,351,845
0.52%, 1/29/2015 (a)(b)(c)	2,100,000	2,104,914
0.59%, 3/13/2017 (a)(b)	600,000	599,996
0.73%, 6/25/2014 (a)(b)	2,165,000	2,167,414
0.73%, 9/20/2016 (a)(b)	2,335,000	2,346,507
1.03%, 9/18/2015 (a)(b)	1,200,000	1,211,755
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA:
0.59%, 4/14/2014 (a)	392,000	392,051
0.71%, 3/18/2016 (a)(c)	1,250,000	1,256,871
Credit Agricole SA 1.08%, 10/3/2016 (a)(b)	1,000,000	1,008,165
Credit Agricole SA/London 1.40%, 4/15/2016 (a)(b)	350,000	354,735
Danske Bank A/S 1.29%, 4/14/2014 (a)(b)	708,000	708,173
Deutsche Bank AG London 0.85%, 2/13/2017 (a)	900,000	903,052
Dexia Credit Local SA 0.62%, 11/7/2016 (a)(b)	600,000	599,695
Export-Import Bank of Korea 0.99%, 1/14/2017 (a)	1,000,000	1,005,498
Fifth Third Bank:
0.64%, 2/26/2016 (a)	275,000	275,534
0.75%, 11/18/2016 (a)	600,000	602,250
HSBC Bank PLC 0.88%, 5/15/2018 (a)(b)(c)	800,000	802,624
ING Bank NV:
1.18%, 3/7/2016 (a)(b)	700,000	706,217
1.64%, 6/9/2014 (a)(b)	1,527,000	1,531,040
1.87%, 9/25/2015 (a)(b)	860,000	877,731
Inter-American Development Bank:
0.22%, 10/15/2015 (a)(c)	700,000	700,324
0.68%, 5/20/2014 (a)	2,383,000	2,384,351

SPDR Barclays Investment Grade Floating Rate ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

International Bank for Reconstruction & Development:
0.16%, 1/14/2015 (a)	$2,400,000	$2,400,864
0.16%, 8/7/2015 (a)	1,400,000	1,400,364
0.18%, 7/22/2015 (a)	700,000	699,453
International Finance Corp.:
0.15%, 1/28/2015 (a)	1,142,000	1,141,852
0.15%, 8/27/2015 (a)	500,000	500,115
0.17%, 8/1/2016 (a)	1,000,000	999,770
JPMorgan Chase Bank NA 0.49%, 7/30/2015 (a)	1,200,000	1,201,772
KeyBank NA 0.72%, 11/25/2016 (a)	600,000	601,264
Kfw:
0.20%, 1/23/2015 (a)(c)	2,000,000	1,999,904
0.21%, 7/9/2015 (a)(c)	1,450,000	1,449,826
0.30%, 3/13/2015 (a)	850,000	850,799
Kommunalbanken AS:
0.26%, 1/26/2015 (a)(b)	1,164,000	1,164,080
0.31%, 3/18/2016 (a)(b)	1,900,000	1,900,557
0.36%, 5/2/2017 (a)(b)	500,000	500,172
0.41%, 2/20/2018 (a)(b)	1,174,000	1,172,650
0.43%, 4/1/2015 (a)(b)	500,000	500,747
0.61%, 3/27/2017 (a)(b)	3,750,000	3,776,554
Kommuninvest I Sverige AB:
0.23%, 9/12/2014 (a)(b)	750,000	750,112
0.26%, 3/26/2015 (a)(b)	1,550,000	1,549,864
Kookmin Bank 1.49%, 10/11/2016 (a)(c)	600,000	608,218
Landwirtschaftliche Rentenbank 0.43%, 3/15/2016 (a)(b)	800,000	802,451
Macquarie Bank, Ltd. 1.02%, 3/24/2017 (a)(b)	600,000	600,874
Manufacturers & Traders Trust Co.:
0.53%, 3/7/2016 (a)	225,000	224,584
0.61%, 1/30/2017 (a)	700,000	700,692
National Australia Bank, Ltd.:
0.43%, 10/2/2014 (a)(b)	750,000	750,670
0.54%, 1/22/2015 (a)(b)	3,105,000	3,112,579
0.60%, 3/17/2017 (a)(b)	800,000	800,229
0.79%, 7/25/2016 (a)(c)	2,350,000	2,365,148
0.96%, 4/11/2014 (a)(b)	1,850,000	1,850,277
1.19%, 7/25/2014 (a)(b)	2,100,000	2,106,338
1.37%, 8/7/2015 (a)(c)	300,000	304,267
National City Bank 0.60%, 6/7/2017 (a)	440,000	436,608
Nederlandse Waterschapsbank NV:
0.33%, 11/4/2015 (a)(b)	600,000	600,383
0.44%, 10/18/2016 (a)(b)	300,000	300,001
0.47%, 2/14/2018 (a)(b)	2,350,000	2,349,991
Nordea Bank AB:
0.59%, 4/4/2017 (a)(b)	700,000	700,000
0.70%, 5/13/2016 (a)(b)	584,000	586,115
PNC Bank NA 0.56%, 4/29/2016 (a)	450,000	450,201
Royal Bank of Canada:
0.45%, 4/29/2015 (a)	1,180,000	1,182,309
0.45%, 12/16/2015 (a)	1,800,000	1,802,468
0.47%, 1/6/2015 (a)	2,400,000	2,404,750
0.54%, 4/17/2014 (a)	1,444,000	1,444,299
0.57%, 1/23/2017 (a)	1,400,000	1,401,175
0.61%, 3/8/2016 (a)	1,300,000	1,304,512
0.70%, 9/9/2016 (a)	1,000,000	1,003,916
0.94%, 10/30/2014 (a)	1,088,000	1,092,609
Royal Bank of Scotland Group PLC 1.17%, 3/31/2017 (a)	600,000	600,705
Societe Generale SA 1.29%, 4/11/2014 (a)(b)	1,800,000	1,800,369
SSIF Nevada LP 0.94%, 4/14/2014 (a)(b)	2,050,000	2,050,412
Standard Chartered PLC 1.18%, 5/12/2014 (a)(b)(c)	486,000	486,607
Sumitomo Mitsui Banking Corp.:
0.67%, 1/10/2017 (a)	600,000	601,483
0.91%, 7/19/2016 (a)	350,000	352,556
1.19%, 7/22/2014 (a)(b)	542,000	543,563
Sumitomo Mitsui Trust Bank, Ltd. 1.01%, 9/16/2016 (a)(b)	500,000	503,295
Suncorp-Metway, Ltd. 0.93%, 3/28/2017 (a)(b)	600,000	599,996
SunTrust Bank/Atlanta GA 0.53%, 8/24/2015 (a)	373,000	371,938
Svenska Handelsbanken AB:
0.68%, 3/21/2016 (a)(c)	1,280,000	1,285,138
0.70%, 9/23/2016 (a)	1,100,000	1,105,163
Swedish Export Credit 0.29%, 1/5/2015 (a)	584,000	584,178
The Bank of New York Mellon Corp.:
0.47%, 3/4/2016 (a)	584,000	584,336
0.47%, 10/23/2015 (a)	950,000	952,107
0.51%, 7/28/2014 (a)	455,000	455,427
0.68%, 3/6/2018 (a)	146,000	146,238
0.80%, 8/1/2018 (a)	370,000	371,420
1.09%, 11/24/2014 (a)	200,000	201,097
The Bank of Tokyo-Mitsubishi UFJ, Ltd.:
0.68%, 2/26/2016 (a)(b)	826,000	826,835
0.85%, 9/9/2016 (a)(b)(c)	850,000	853,922
The Korea Development Bank 0.86%, 1/22/2017 (a)	400,000	400,501
The Toronto-Dominion Bank:
0.42%, 5/1/2015 (a)	4,300,000	4,308,058
0.54%, 7/14/2014 (a)	1,150,000	1,151,174
0.70%, 9/9/2016 (a)(c)	3,500,000	3,516,247
0.79%, 4/30/2018 (a)	810,000	814,585
Union Bank NA 0.99%, 9/26/2016 (a)	600,000	605,930
US Bancorp 0.73%, 11/15/2018 (a)(c)	900,000	901,642
US Bank NA:
0.47%, 1/30/2017 (a)	500,000	499,859
0.52%, 10/14/2014 (a)	430,000	430,593
Wachovia Bank NA:
0.56%, 3/15/2016 (a)	700,000	698,791
0.62%, 11/3/2014 (a)	300,000	300,411
Wachovia Corp.:
0.50%, 6/15/2017 (a)	1,800,000	1,789,355
0.58%, 10/28/2015 (a)	900,000	900,169
0.61%, 10/15/2016 (a)	1,600,000	1,594,021
Wells Fargo & Co.:
0.44%, 10/28/2015 (a)	2,520,000	2,520,912
0.77%, 7/20/2016 (a)	800,000	802,391

SPDR Barclays Investment Grade Floating Rate ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

0.87%, 4/23/2018 (a)	$1,961,000	$1,979,096
1.16%, 6/26/2015 (a)	1,130,000	1,141,998
Wells Fargo Bank NA:
0.45%, 5/16/2016 (a)	2,175,000	2,164,630
0.52%, 7/20/2015 (a)	2,250,000	2,255,535
Westpac Banking Corp.:
0.52%, 9/10/2014 (a)(b)	250,000	250,129
0.66%, 11/25/2016 (a)	1,000,000	1,003,144
0.98%, 7/30/2018 (a)	600,000	605,368
0.99%, 9/25/2015 (a)	2,300,000	2,319,722

		158,050,172

BEVERAGES — 1.3%
Anheuser-Busch InBev Finance, Inc. 0.43%, 1/27/2017 (a)	500,000	499,443
PepsiCo, Inc.:
0.44%, 7/30/2015 (a)	600,000	600,968
0.44%, 2/26/2016 (a)	1,542,000	1,543,809
SABMiller Holdings, Inc. 0.93%, 8/1/2018 (a)(b)	400,000	403,076
The Coca-Cola Co.:
0.22%, 3/5/2015 (a)	800,000	799,696
0.34%, 11/1/2016 (a)	600,000	600,311

		4,447,303

CAPITAL MARKETS — 7.3%
Morgan Stanley:
0.69%, 10/18/2016 (a)	2,000,000	1,995,010
0.72%, 10/15/2015 (a)	2,850,000	2,851,348
1.09%, 1/24/2019 (a)	500,000	500,704
1.48%, 2/25/2016 (a)	1,300,000	1,318,678
1.52%, 4/25/2018 (a)	800,000	815,596
Svensk Exportkredit AB:
0.54%, 1/23/2017 (a)	550,000	553,245
0.99%, 8/14/2014 (a)	1,292,000	1,295,842
The Bear Stearns Cos LLC 0.62%, 11/21/2016 (a)	1,638,000	1,631,614
The Goldman Sachs Group, Inc.:
0.64%, 7/22/2015 (a)	2,366,000	2,364,824
0.68%, 3/22/2016 (a)	5,781,000	5,764,721
0.74%, 1/12/2015 (a)	1,483,000	1,484,732
0.83%, 9/29/2014 (a)	1,288,000	1,290,357
1.23%, 11/21/2014 (a)	546,000	548,612
1.34%, 11/15/2018 (a)	1,100,000	1,109,890
1.44%, 4/30/2018 (a)	2,450,000	2,481,269

		26,006,442

CHEMICALS — 0.2%
Monsanto Co. 0.44%, 11/7/2016 (a)	500,000	500,778

COMMUNICATIONS EQUIPMENT — 0.8%
Cisco Systems, Inc.:
0.29%, 9/3/2015 (a)	1,200,000	1,199,485
0.52%, 3/3/2017 (a)	1,150,000	1,152,326
0.73%, 3/1/2019 (a)(c)	600,000	602,605

		2,954,416

CONSUMER FINANCE — 2.3%
Caterpillar Financial Services Corp.:
0.38%, 8/27/2014 (a)	600,000	600,609
0.47%, 3/3/2017 (a)	600,000	599,660
0.47%, 2/26/2016 (a)	750,000	751,624
0.59%, 2/9/2015 (a)	730,000	732,026
Hyundai Capital Services, Inc. 1.03%, 3/18/2017 (a)(b)	600,000	600,695
John Deere Capital Corp.:
0.31%, 1/12/2015 (a)	550,000	550,347
0.33%, 2/25/2016 (a)	900,000	899,995
0.34%, 10/8/2014 (a)	2,020,000	2,021,196
0.35%, 6/15/2015 (a)	470,000	470,289
0.39%, 4/25/2014 (a)	470,000	470,100
0.40%, 6/16/2014 (a)	200,000	200,115
0.76%, 9/22/2014 (a)	200,000	200,557

		8,097,213

DIVERSIFIED FINANCIAL SERVICES — 19.1%
American Express Co. 0.83%, 5/22/2018 (a)	950,000	952,495
American Express Credit Corp.:
0.75%, 7/29/2016 (a)	1,300,000	1,308,729
0.78%, 3/18/2019 (a)(c)	600,000	601,456
1.08%, 6/24/2014 (a)	784,000	785,352
1.33%, 6/12/2015 (a)	1,000,000	1,011,498
American Honda Finance Corp.:
0.34%, 11/13/2014 (a)(b)	300,000	300,196
0.46%, 11/3/2014 (a)(b)	500,000	500,673
0.61%, 5/26/2016 (a)(b)	1,400,000	1,406,216
0.63%, 6/18/2014 (a)(b)	1,022,000	1,023,377
0.74%, 10/7/2016 (a)	850,000	856,792
Bank of America Corp.:
0.50%, 10/14/2016 (a)	600,000	595,950
0.70%, 1/15/2015 (a)	472,000	472,892
0.79%, 5/2/2017 (a)	200,000	195,738
1.05%, 3/22/2016 (a)	1,417,000	1,426,837
1.28%, 1/15/2019 (a)	1,000,000	1,011,190
1.30%, 3/22/2018 (a)	1,577,000	1,594,317
Bank of America NA:
0.51%, 6/15/2016 (a)	1,100,000	1,090,455
0.53%, 6/15/2017 (a)(c)	1,500,000	1,475,604
0.71%, 11/14/2016 (a)	1,200,000	1,201,874
0.71%, 2/14/2017 (a)	1,300,000	1,300,010
Caisse Centrale Desjardins 0.52%, 10/29/2015 (a)(b)	600,000	601,319
Citigroup, Inc.:
0.51%, 6/9/2016 (a)	2,810,000	2,775,726
0.52%, 11/5/2014 (a)	2,410,000	2,410,648
0.78%, 3/10/2017 (a)	1,200,000	1,197,234
1.02%, 4/1/2016 (a)	800,000	805,471
1.18%, 4/1/2014 (a)	675,000	675,000
1.20%, 7/25/2016 (a)(c)	2,750,000	2,784,713
1.94%, 5/15/2018 (a)	1,600,000	1,659,290
Ford Motor Credit Co. LLC:
1.06%, 3/12/2019 (a)	1,100,000	1,100,014
1.49%, 5/9/2016 (a)	800,000	813,370
General Electric Capital Corp.:
0.41%, 2/15/2017 (a)(c)	400,000	398,278
0.43%, 5/11/2016 (a)	910,000	908,742
0.44%, 1/8/2016 (a)	1,730,000	1,729,408
0.47%, 1/14/2016 (a)	600,000	600,427
0.49%, 9/15/2014 (a)	2,480,000	2,483,125
0.51%, 8/7/2018 (a)	1,000,000	988,266
0.62%, 7/10/2015 (a)	1,020,000	1,024,014
0.62%, 1/9/2015 (a)	1,300,000	1,303,602
0.75%, 1/14/2019 (a)	600,000	600,565

SPDR Barclays Investment Grade Floating Rate ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

0.84%, 12/11/2015 (a)	$150,000	$151,031
0.84%, 1/8/2016 (a)	1,490,000	1,500,220
0.87%, 6/2/2014 (a)	300,000	300,375
0.87%, 4/7/2014 (a)	983,000	983,076
0.89%, 7/12/2016 (a)	1,200,000	1,211,137
0.94%, 4/24/2014 (a)	1,200,000	1,200,388
0.94%, 4/2/2018 (a)	500,000	504,726
1.11%, 5/9/2016 (a)	1,025,000	1,038,304
HSBC Finance Corp. 0.67%, 6/1/2016 (a)	1,450,000	1,447,953
JPMorgan Chase & Co.:
0.69%, 4/23/2015 (a)	3,914,000	3,925,640
0.85%, 2/26/2016 (a)	3,330,000	3,345,971
0.87%, 1/28/2019 (a)(c)	400,000	399,625
0.90%, 10/15/2015 (a)(c)	876,000	880,174
0.98%, 5/2/2014 (a)	3,230,000	3,231,796
1.14%, 1/25/2018 (a)	2,650,000	2,679,900
1.28%, 3/20/2015 (a)	419,000	422,626
Nomura Holdings, Inc. 1.68%, 9/13/2016 (a)	250,000	254,610
RCI Banque SA 2.11%, 4/11/2014 (a)(b)	400,000	400,127

		67,848,542

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.8%
America Movil SAB de CV 1.23%, 9/12/2016 (a)	500,000	505,574
AT&T, Inc.:
0.62%, 2/12/2016 (a)	1,426,000	1,428,863
0.91%, 3/11/2019 (a)(c)	1,200,000	1,200,594
Verizon Communications, Inc.:
0.44%, 3/6/2015 (a)(b)	246,000	245,998
1.76%, 9/15/2016 (a)	2,900,000	2,983,181
1.98%, 9/14/2018 (a)	2,000,000	2,100,390
Vodafone Group PLC 0.62%, 2/19/2016 (a)	1,300,000	1,300,708

		9,765,308

FOOD & STAPLES RETAILING — 0.2%
The Kroger Co. 0.80%, 10/17/2016 (a)	800,000	801,018

FOOD PRODUCTS — 0.6%
Campbell Soup Co. 0.54%, 8/1/2014 (a)	600,000	600,495
General Mills, Inc.:
0.54%, 1/29/2016 (a)	300,000	300,288
0.59%, 5/16/2014 (a)	584,000	584,277
Mondelez International, Inc. 0.78%, 2/1/2019 (a)	600,000	596,038

		2,081,098

HEALTH CARE EQUIPMENT & SUPPLIES — 0.2%
Baxter International, Inc. 0.41%, 12/11/2014 (a)	760,000	760,838

HOUSEHOLD PRODUCTS — 0.2%
The Procter & Gamble Co. 0.32%, 11/4/2016 (a)	700,000	699,824

INSURANCE — 2.5%
Berkshire Hathaway Finance Corp. 0.39%, 1/10/2017 (a)	500,000	500,276
Berkshire Hathaway, Inc. 0.94%, 8/15/2014 (a)	883,000	885,470
Jackson National Life Global Funding 0.58%, 9/30/2015 (a)(b)	350,000	351,203
MetLife Institutional Funding II:
0.61%, 1/6/2015 (a)(b)	750,000	752,113
1.14%, 4/4/2014 (a)(b)	950,000	950,025
Metropolitan Life Global Funding I 0.77%, 7/15/2016 (a)(b)	200,000	201,319
New York Life Global Funding:
0.24%, 7/30/2014 (a)(b)	300,000	300,034
0.27%, 9/19/2014 (a)(b)	584,000	584,200
0.35%, 6/18/2014 (a)(b)	580,000	580,383
0.50%, 4/4/2014 (a)(b)	650,000	650,007
0.59%, 5/23/2016 (a)(b)	500,000	502,457
Pricoa Global Funding I 0.51%, 8/19/2015 (a)(b)	350,000	350,879
Principal Life Global Funding II:
0.39%, 9/19/2014 (a)(b)	700,000	700,424
0.60%, 5/27/2016 (a)(b)	300,000	300,467
0.87%, 7/9/2014 (a)(b)	343,000	343,559
Prudential Financial, Inc. 1.02%, 8/15/2018 (a)	800,000	801,049

		8,753,865

IT SERVICES — 0.1%
Xerox Corp. 1.06%, 5/16/2014 (a)	391,000	391,311

MACHINERY — 0.1%
Eaton Corp. 0.56%, 6/16/2014 (a)	292,000	292,173

MEDIA — 0.8%
NBCUniversal Enterprise, Inc.:
0.78%, 4/15/2016 (a)(b)	584,000	585,564
0.92%, 4/15/2018 (a)(b)(c)	1,319,000	1,326,745
The Walt Disney Co. 0.23%, 2/11/2015 (a)	1,050,000	1,050,070

		2,962,379

METALS & MINING — 0.6%
BHP Billiton Finance USA ,Ltd. 0.48%, 9/30/2016 (a)	950,000	950,980
Glencore Funding LLC 1.39%, 5/27/2016 (a)(b)	600,000	600,786
Rio Tinto Finance USA PLC 1.07%, 6/17/2016 (a)	578,000	582,976

		2,134,742

MULTI-NATIONAL — 1.9%
Asian Development Bank 0.15%, 5/29/2015 (a)	1,200,000	1,199,440
Inter-American Development Bank:
0.15%, 7/29/2015 (a)	400,000	399,949
0.17%, 10/23/2015 (a)	2,350,000	2,347,427
0.20%, 2/11/2016 (a)(c)	1,550,000	1,548,371
0.26%, 9/12/2018 (a)	750,000	749,362
0.27%, 1/15/2019 (a)	600,000	595,802

		6,840,351

MULTILINE RETAIL — 0.2%
Target Corp. 0.41%, 7/18/2014 (a)	723,000	723,407

SPDR Barclays Investment Grade Floating Rate ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

OIL, GAS & CONSUMABLE FUELS — 4.2%
BP Capital Markets PLC:
0.57%, 11/6/2015 (a)	$400,000	$401,272
0.66%, 11/7/2016 (a)	400,000	401,651
0.87%, 9/26/2018 (a)(c)	1,100,000	1,109,260
Canadian Natural Resources, Ltd. 0.61%, 3/30/2016 (a)	500,000	499,755
Devon Energy Corp.:
0.68%, 12/15/2015 (a)(c)	600,000	600,718
0.77%, 12/15/2016 (a)	600,000	600,650
Enbridge, Inc. 0.88%, 10/1/2016 (a)	350,000	351,037
Exxon Mobil Corp.:
0.27%, 3/15/2017 (a)	600,000	600,172
0.38%, 3/15/2019 (a)	600,000	599,702
Petrobras Global Finance BV:
1.85%, 5/20/2016 (a)(c)	1,125,000	1,112,344
2.59%, 3/17/2017 (a)(c)	2,000,000	2,007,500
Petroleos Mexicanos 2.26%, 7/18/2018 (a)(c)	450,000	469,125
Schlumberger Investment SA 0.78%, 9/12/2014 (a)(b)	200,000	200,492
Shell International Finance BV:
0.31%, 11/10/2015 (a)	1,000,000	1,000,328
0.45%, 11/15/2016 (a)	1,000,000	1,001,049
Statoil ASA:
0.53%, 5/15/2018 (a)	669,000	668,220
0.70%, 11/8/2018 (a)	900,000	905,312
Total Capital Canada, Ltd. 0.62%, 1/15/2016 (a)	1,280,000	1,287,087
Total Capital International SA 0.81%, 8/10/2018 (a)	600,000	604,141
TransCanada PipeLines, Ltd. 0.91%, 6/30/2016 (a)	550,000	553,916

		14,973,731

PHARMACEUTICALS — 1.7%
AbbVie, Inc. 1.00%, 11/6/2015 (a)	1,000,000	1,009,865
Johnson & Johnson:
0.30%, 11/28/2016 (a)	1,000,000	1,001,069
0.33%, 5/15/2014 (a)	850,000	850,106
McKesson Corp. 0.64%, 9/10/2015 (a)	600,000	600,608
Merck & Co., Inc.:
0.43%, 5/18/2016 (a)	742,000	743,982
0.60%, 5/18/2018 (a)	1,352,000	1,354,820
Pfizer, Inc. 0.53%, 6/15/2018 (a)	495,000	495,450

		6,055,900

ROAD & RAIL — 0.1%
Canadian National Railway Co. 0.44%, 11/6/2015 (a)	209,000	209,001

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.4%
Apple, Inc.:
0.29%, 5/3/2016 (a)	1,176,000	1,175,792
0.49%, 5/3/2018 (a)(c)	2,439,000	2,440,061
Hewlett-Packard Co.:
0.63%, 5/30/2014 (a)	350,000	350,155
1.18%, 1/14/2019 (a)	900,000	902,093
1.78%, 9/19/2014 (a)	490,000	493,200
International Business Machines Corp.:
0.22%, 2/4/2015 (a)	1,800,000	1,800,400
0.27%, 7/29/2015 (a)	650,000	650,188
0.30%, 2/5/2016 (a)	400,000	400,219
0.60%, 2/12/2019 (a)	400,000	400,957

		8,613,065

TOBACCO — 0.1%
Philip Morris International, Inc. 0.28%, 2/26/2015 (a)	460,000	460,003

TOTAL CORPORATE BONDS & NOTES —
(Cost $347,273,144)		348,301,489

FOREIGN GOVERNMENT OBLIGATIONS — 1.9%
BANKS — 1.2%
Bank Nederlandse Gemeenten 0.41%, 7/18/2016 (a)(b)	1,292,000	1,294,778
Nederlandse Waterschapsbank NV 0.29%, 10/27/2014 (a)(d)(b)	2,800,000	2,800,112

		4,094,890

DIVERSIFIED FINANCIAL SERVICES — 0.3%
Export Development Canada 0.16%, 6/17/2015 (a)(b)	1,000,000	999,070

REGIONAL (STATE/PROVINCE) — 0.4%
Province of Ontario Canada:
0.29%, 8/13/2015 (a)	800,000	799,616
0.38%, 4/1/2015 (a)	650,000	650,905

		1,450,521

TOTAL FOREIGN GOVERNMENT OBLIGATIONS —
(Cost $6,542,739)		6,544,481

	Shares
SHORT TERM INVESTMENTS — 4.1%
MONEY MARKET FUNDS — 4.1%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	13,116,913	13,116,913
State Street Institutional Liquid Reserves Fund 0.08% (f)(g)	1,493,982	1,493,982

TOTAL SHORT TERM INVESTMENTS — (h)
(Cost $14,610,895)		14,610,895

TOTAL INVESTMENTS — 104.1% (i)
(Cost $368,426,778)		369,456,865
OTHER ASSETS & LIABILITIES — (4.1)%		(14,491,316)

NET ASSETS — 100.0%		$354,965,549

SPDR Barclays Investment Grade Floating Rate ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

(a)	Variable rate security. Rate shown is rate in effect at March 31, 2014. Maturity date disclosed is the ultimate maturity.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 24.0% of net assets as of March 31, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	A portion of the security was on loan at March 31, 2014.
(d)	Security is valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs (See accompanying Notes to Schedules of Investments).
(e)	Investments of cash collateral for securities loaned
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments).
(g)	The rate shown is the annualized seven-day yield at period end.
(h)	Value is determined based on Level 1 inputs (See accompanying Notes to Schedules of Investments).
(i)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (See accompanying Notes to Schedules of Investments).
PLC = Public Limited Company

SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 97.2%
BARBADOS — 0.4%
Columbus International, Inc. 7.38%, 3/30/2021 (a)	75,000	$77,156

BERMUDA — 1.2%
Qtel International Finance, Ltd. 4.75%, 2/16/2021 (a)	200,000	214,520

BRAZIL — 7.8%
Banco BTG Pactual SA 4.00%, 1/16/2020 (a)	100,000	93,500
Banco do Brasil SA 3.88%, 10/10/2022 (b)	100,000	93,000
Banco Santander Brasil SA 4.63%, 2/13/2017 (a)	150,000	157,875
Banco Votorantim SA 5.25%, 2/11/2016 (a)	100,000	103,250
Centrais Eletricas Brasileiras SA 5.75%, 10/27/2021 (a)	150,000	147,750
Embraer Overseas, Ltd. 5.70%, 9/16/2023 (a)	100,000	103,750
Hypermarcas SA 6.50%, 4/20/2021 (a)	75,000	81,188
Marfrig Overseas, Ltd. 9.50%, 5/4/2020 (a)	100,000	100,375
Odebrecht Finance, Ltd. 7.50%, 12/31/2049 (a)	150,000	151,125
Odebrecht Offshore Drilling Finance, Ltd. 6.75%, 10/1/2022 (a)	97,290	100,938
Samarco Mineracao SA 5.75%, 10/24/2023 (a)	100,000	100,625
Telemar Norte Leste SA 5.50%, 10/23/2020 (a)(b)	150,000	147,750

		1,381,126

BRITISH VIRGIN ISLANDS — 8.1%
CNOOC Finance 2011, Ltd. 4.25%, 1/26/2021 (a)	100,000	103,089
CNOOC Finance 2013, Ltd.:
3.00%, 5/9/2023 (b)	150,000	135,709
4.25%, 5/9/2043 (b)	125,000	110,246
CNPC General Capital, Ltd. 2.75%, 4/19/2017 (a)	200,000	204,019
Gerdau Trade, Inc. 5.75%, 1/30/2021 (a)(b)	200,000	205,000
Sinochem Overseas Capital Co., Ltd. 4.50%, 11/12/2020 (a)	100,000	103,277
Sinopec Capital 2013, Ltd. 3.13%, 4/24/2023 (a)	100,000	91,158
Sinopec Group Overseas Development 2012, Ltd. 2.75%, 5/17/2017 (a)	200,000	205,127
State Grid Overseas Investment 2013, Ltd. 3.13%, 5/22/2023 (a)(b)	100,000	94,056
Talent Yield Investments, Ltd. 4.50%, 4/25/2022 (a)	100,000	99,834
TSMC Global, Ltd. 1.63%, 4/3/2018 (a)	100,000	96,944

		1,448,459

CANADA — 0.9%
Nexen Energy ULC 6.40%, 5/15/2037	50,000	57,525
Pacific Rubiales Energy Corp. 5.13%, 3/28/2023 (a)	100,000	97,250

		154,775

CAYMAN ISLANDS — 10.1%
Braskem Finance, Ltd. 5.75%, 4/15/2021 (a)	200,000	199,750
Country Garden Holdings Co., Ltd. 11.25%, 4/22/2017 (a)	100,000	105,375
Evergrande Real Estate Group, Ltd. 13.00%, 1/27/2015 (a)	100,000	104,250
Hutchison Whampoa International 11, Ltd.:
3.50%, 1/13/2017 (a)	200,000	210,113
4.63%, 1/13/2022 (a)	100,000	105,544
Kuwait Projects Co. 9.38%, 7/15/2020	100,000	125,050
Petrobras International Finance Co.:
3.50%, 2/6/2017 (b)	300,000	303,241
5.38%, 1/27/2021 (b)	100,000	101,132
6.75%, 1/27/2041	150,000	145,363
Vale Overseas, Ltd.:
4.38%, 1/11/2022 (b)	75,000	74,462
5.63%, 9/15/2019	100,000	110,451
6.88%, 11/21/2036	200,000	213,095

		1,797,826

CHILE — 2.4%
Cencosud SA 4.88%, 1/20/2023 (a)(b)	100,000	96,732
Corp Nacional del Cobre de Chile:
3.88%, 11/3/2021 (a)(b)	100,000	100,590
5.63%, 9/21/2035 (a)	125,000	129,418
Empresa Nacional del Petroleo 4.75%, 12/6/2021 (a)(b)	100,000	102,946

		429,686

CHINA — 1.2%
Baidu, Inc. 3.25%, 8/6/2018	100,000	102,107
China Resources Land, Ltd. 4.63%, 5/19/2016 (a)	100,000	104,015

		206,122

COLOMBIA — 2.7%
Bancolombia SA 5.95%, 6/3/2021 (b)	100,000	106,750
Ecopetrol SA:
7.38%, 9/18/2043	50,000	57,062
7.63%, 7/23/2019 (b)	100,000	119,875
Grupo Aval, Ltd. 4.75%, 9/26/2022 (a)	100,000	96,500
Transportadora de Gas Internacional SA ESP 5.70%, 3/20/2022 (a)	100,000	104,000

		484,187

HONG KONG — 1.2%
MCE Finance, Ltd. 5.00%, 2/15/2021 (a)(b)	100,000	100,000

SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Noble Group, Ltd. 6.75%, 1/29/2020 (a)	100,000	$108,000

		208,000

INDIA — 1.2%
ICICI Bank, Ltd. 4.75%, 11/25/2016 (a)	200,000	210,599

INDONESIA — 1.0%
Pertamina Persero PT:
4.30%, 5/20/2023 (a)(b)	100,000	90,125
6.00%, 5/3/2042 (a)	100,000	88,500

		178,625

IRELAND — 3.8%
Alfa Bank OJSC Via Alfa Bond Issuance PLC 7.88%, 9/25/2017 (a)(b)	100,000	105,750
Gazprombank OJSC Via GPB Eurobond Finance PLC 6.50%, 9/23/2015	100,000	103,750
Metalloinvest Finance, Ltd. 5.63%, 4/17/2020 (a)(b)	100,000	94,000
Mobile Telesystems OJSC via MTS International Funding, Ltd. 5.00%, 5/30/2023 (a)	100,000	92,375
Novatek OAO via Novatek Finance, Ltd. 4.42%, 12/13/2022 (a)(b)	100,000	87,875
OJSC Novolipetsk Steel via Steel Funding, Ltd. 4.45%, 2/19/2018 (a)	100,000	97,500
Rosneft Oil Co. via Rosneft International Finance, Ltd. 4.20%, 3/6/2022 (a)(b)	100,000	88,375

		669,625

ISRAEL — 0.6%
Israel Electric Corp., Ltd. 6.70%, 2/10/2017 (a)(b)	100,000	108,800

JAMAICA — 0.7%
Digicel Group, Ltd. 10.50%, 4/15/2018 (a)	125,000	132,500

LUXEMBOURG — 8.3%
ALROSA Finance SA 7.75%, 11/3/2020 (a)	50,000	52,750
CSN Resources SA 6.50%, 7/21/2020 (a)	100,000	102,000
Evraz Group SA 9.50%, 4/24/2018 (a)	100,000	101,500
Gazprom Neft OAO Via GPN Capital SA 4.38%, 9/19/2022 (a)	100,000	88,750
Gazprom OAO Via Gaz Capital SA:
7.29%, 8/16/2037 (a)	100,000	103,000
9.25%, 4/23/2019 (a)	300,000	354,000
Russian Agricultural Bank OJSC Via RSHB Capital SA 5.10%, 7/25/2018 (a)	150,000	146,250
Sberbank of Russia Via SB Capital SA 6.13%, 2/7/2022 (a)(b)	100,000	103,000
Severstal OAO Via Steel Capital SA 6.70%, 10/25/2017 (a)	100,000	103,500
TNK-BP Finance SA 7.50%, 7/18/2016 (a)(b)	100,000	108,375
VTB Bank OJSC Via VTB Capital SA 6.00%, 4/12/2017 (a)	200,000	206,000

		1,469,125

MALAYSIA — 1.1%
Petronas Capital, Ltd. 5.25%, 8/12/2019 (a)	175,000	196,825

MEXICO — 9.8%
Alfa SAB de CV:
5.25%, 3/25/2024 (a)	50,000	51,250
6.88%, 3/25/2044 (a)	25,000	25,719
America Movil SAB de CV:
5.00%, 3/30/2020 (b)	200,000	219,126
6.13%, 3/30/2040 (b)	125,000	141,069
Coca-Cola Femsa SAB de CV 3.88%, 11/26/2023	50,000	50,201
Comision Federal de Electricidad:
4.88%, 1/15/2024 (a)	50,000	50,750
5.75%, 2/14/2042 (a)	50,000	48,750
Fomento Economico Mexicano SAB de CV 4.38%, 5/10/2043	50,000	43,602
Grupo Bimbo SAB de CV 4.50%, 1/25/2022 (a)	100,000	102,818
Grupo Televisa SA 6.63%, 3/18/2025 (b)	100,000	115,924
Petroleos Mexicanos:
3.50%, 1/30/2023 (b)	150,000	141,150
5.50%, 1/21/2021 (b)	400,000	437,000
6.38%, 1/23/2045 (a)(b)	50,000	53,937
6.50%, 6/2/2041 (b)	235,000	257,325

		1,738,621

NETHERLANDS — 8.4%
Bharti Airtel International Netherlands BV 5.13%, 3/11/2023 (a)	100,000	99,375
Kazakhstan Temir Zholy Finance BV 6.95%, 7/10/2042 (a)	50,000	51,000
KazMunaiGaz Finance Sub BV 6.38%, 4/9/2021 (a)(b)	200,000	218,000
Lukoil International Finance BV 6.13%, 11/9/2020 (a)	200,000	207,000
Majapahit Holding BV 7.75%, 1/20/2020 (a)	150,000	172,125
Myriad International Holdings BV 6.00%, 7/18/2020 (a)	100,000	108,500
Petrobras Global Finance BV:
4.38%, 5/20/2023 (b)	200,000	183,004
4.88%, 3/17/2020	200,000	200,441
VimpelCom Holdings BV 7.50%, 3/1/2022 (a)(b)	200,000	202,720
VTR Finance BV 6.88%, 1/15/2024 (a)	50,000	52,000

		1,494,165

PERU — 0.8%
Banco de Credito del Peru 4.25%, 4/1/2023 (a)(b)	54,000	51,773

SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

BBVA Banco Continental SA 3.25%, 4/8/2018 (a)	100,000	$100,500

		152,273

SINGAPORE — 0.6%
DBS Bank, Ltd. 2.38%, 9/14/2015	50,000	51,211
Flextronics International, Ltd. 4.63%, 2/15/2020 (b)	50,000	50,438

		101,649

SOUTH AFRICA — 1.6%
AngloGold Ashanti Holdings PLC 5.13%, 8/1/2022 (b)	100,000	93,238
Eskom Holdings SOC, Ltd. 5.75%, 1/26/2021 (a)	100,000	102,000
Transnet SOC, Ltd. 4.00%, 7/26/2022 (a)	100,000	91,951

		287,189

SOUTH KOREA — 5.9%
Hana Bank 4.50%, 10/30/2015 (a)	100,000	105,245
Hyundai Capital Services, Inc. 3.50%, 9/13/2017 (a)	100,000	104,632
Korea Gas Corp. 2.88%, 7/29/2018 (a)(b)	125,000	126,848
Korea Hydro & Nuclear Power Co., Ltd. 2.88%, 10/2/2018 (a)(b)	150,000	152,497
Korea National Oil Corp. 3.13%, 4/3/2017 (a)	150,000	156,315
Korea Western Power Co., Ltd. 3.13%, 5/10/2017 (a)	100,000	103,918
NongHyup Bank 2.25%, 9/19/2017 (a)	100,000	101,402
POSCO 4.25%, 10/28/2020 (a)	100,000	104,476
Woori Bank Co., Ltd. 2.88%, 10/2/2018 (a)	100,000	101,451

		1,056,784

SPAIN — 1.6%
Cemex Espana Luxembourg 9.88%, 4/30/2019 (a)	250,000	290,000

THAILAND — 1.1%
Bangkok Bank PCL 3.88%, 9/27/2022 (a)	100,000	96,011
PTT Exploration & Production PCL 3.71%, 9/16/2018 (a)	100,000	102,667

		198,678

TRINIDAD AND TOBAGO — 0.5%
Petroleum Co. of Trinidad & Tobago, Ltd. 9.75%, 8/14/2019 (a)	75,000	93,563

TURKEY — 3.3%
Akbank TAS 5.13%, 7/22/2015 (a)	100,000	102,250
Turkiye Garanti Bankasi AS 5.25%, 9/13/2022 (a)	100,000	95,500
Turkiye Halk Bankasi AS 3.88%, 2/5/2020 (a)(b)	100,000	91,500
Turkiye Is Bankasi 5.50%, 4/21/2019 (a)	100,000	100,750
Turkiye Vakiflar Bankasi Tao 5.00%, 10/31/2018 (a)	100,000	98,620
Yapi ve Kredi Bankasi AS 4.00%, 1/22/2020 (a)	100,000	91,480

		580,100

UNITED ARAB EMIRATES — 4.0%
Abu Dhabi National Energy Co. 5.88%, 12/13/2021 (a)	250,000	286,562
Dolphin Energy, Ltd. 5.89%, 6/15/2019 (a)	66,460	74,169
DP World, Ltd. 6.85%, 7/2/2037 (a)(b)	100,000	108,150
Dubai Electricity & Water Authority 7.38%, 10/21/2020 (a)	100,000	120,625
Saudi Electricity Global Sukuk Co. 2 3.47%, 4/8/2023 (a)	125,000	122,188

		711,694

UNITED KINGDOM — 0.6%
Vedanta Resources PLC 8.25%, 6/7/2021 (a)(b)	100,000	106,000

UNITED STATES — 4.1%
Hyundai Capital America 2.13%, 10/2/2017 (a)	125,000	125,910
JBS USA LLC/JBS USA Finance, Inc. 7.25%, 6/1/2021 (a)	175,000	186,375
Reliance Holdings USA, Inc. 4.50%, 10/19/2020 (a)	150,000	151,851
Southern Copper Corp. 6.75%, 4/16/2040	100,000	101,774
Teva Pharmaceutical Finance Co. BV 2.40%, 11/10/2016	100,000	103,326
Teva Pharmaceutical Finance Co. LLC 6.15%, 2/1/2036 (b)	50,000	56,817

		726,053

VENEZUELA — 2.2%
Petroleos de Venezuela SA:
6.00%, 11/15/2026 (a)	100,000	54,250
8.50%, 11/2/2017 (a)	200,000	167,500
9.00%, 11/17/2021 (a)	100,000	74,500
12.75%, 2/17/2022 (a)	100,000	90,750

		387,000

TOTAL CORPORATE BONDS & NOTES —
(Cost $17,451,779)		17,291,725

	Shares
SHORT TERM INVESTMENTS — 20.0%
MONEY MARKET FUNDS — 20.0%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	2,753,445	2,753,445

SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value
State Street Institutional Liquid Reserves Fund 0.08% (d)(e)	799,222	$799,222

TOTAL SHORT TERM INVESTMENTS — (f)
(Cost $3,552,667)		3,552,667

TOTAL INVESTMENTS — 117.2% (g)
(Cost $21,004,446)		20,844,392
OTHER ASSETS & LIABILITIES — (17.2)%		(3,052,177)

NET ASSETS — 100.0%		$17,792,215

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 73.6% of net assets as of March 31, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	A portion of the security was on loan at March 31, 2014.
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Value is determined based on Level 1 inputs (See accompanying Notes to Schedules of Investments).
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (See accompanying Notes to Schedules of Investments).
PCL = Public Company Limited
PLC = Public Limited Company
ULC = Unlimited Liability Corporation

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 97.1%
AEROSPACE & DEFENSE — 1.8%
Aviation Capital Group Corp. 3.88%, 9/27/2016 (a)	$100,000	$103,589
BAE Systems Holdings, Inc. 6.38%, 6/1/2019 (a)	50,000	57,671
BE Aerospace, Inc. 5.25%, 4/1/2022	75,000	77,156
Bombardier, Inc. 7.75%, 3/15/2020 (a)(b)	75,000	84,000
Huntington Ingalls Industries, Inc. 7.13%, 3/15/2021	50,000	55,187
L-3 Communications Corp.:
4.75%, 7/15/2020	25,000	26,199
5.20%, 10/15/2019	25,000	27,290
Northrop Grumman Corp.:
3.25%, 8/1/2023	25,000	23,938
4.75%, 6/1/2043	25,000	25,132
Triumph Group, Inc. 4.88%, 4/1/2021 (b)	50,000	49,250

		529,412

AIR FREIGHT & LOGISTICS — 0.3%
FedEx Corp. 4.90%, 1/15/2034	50,000	51,366
Penske Truck Leasing Co. Lp/PTL Finance Corp. 2.88%, 7/17/2018 (a)	50,000	50,794

		102,160

AIRLINES — 0.2%
Southwest Airlines Co. 5.75%, 12/15/2016	50,000	55,517

AUTO COMPONENTS — 0.5%
Dana Holding Corp. 5.38%, 9/15/2021	50,000	52,000
Delphi Corp. 5.00%, 2/15/2023	50,000	53,000
Johnson Controls, Inc. 5.50%, 1/15/2016	50,000	54,031

		159,031

AUTOMOBILES — 0.8%
Ford Motor Co. 4.75%, 1/15/2043 (b)	50,000	48,351
General Motors Co. 3.50%, 10/2/2018 (a)	100,000	101,875
Jaguar Land Rover Automotive PLC 5.63%, 2/1/2023 (a)(b)	75,000	78,188

		228,414

BANKS — 4.4%
Barclays Bank PLC:
7.63%, 11/21/2022	125,000	137,812
7.75%, 4/10/2023 (b)	50,000	55,125
BBVA US Senior SAU 4.66%, 10/9/2015	75,000	78,765
CIT Group, Inc.:
4.25%, 8/15/2017 (b)	250,000	261,875
5.00%, 8/15/2022 (b)	50,000	51,875
Credit Suisse of New York, NY 5.40%, 1/14/2020	50,000	55,673
Discover Bank/Greenwood DE 2.00%, 2/21/2018	25,000	24,887
Eksportfinans ASA 5.50%, 5/25/2016	100,000	105,500
Fifth Third Bancorp 8.25%, 3/1/2038	25,000	35,207
Intesa Sanpaolo SpA 3.88%, 1/16/2018 (b)	50,000	51,750
KeyCorp 5.10%, 3/24/2021	50,000	55,810
Lloyds TSB Bank PLC 6.50%, 9/14/2020 (a)(b)	100,000	114,255
Royal Bank of Scotland Group PLC:
6.00%, 12/19/2023	100,000	102,395
6.13%, 12/15/2022 (b)	75,000	78,546
SunTrust Banks, Inc. 2.75%, 5/1/2023	50,000	46,828

		1,256,303

BEVERAGES — 1.3%
Constellation Brands, Inc.:
3.75%, 5/1/2021 (b)	50,000	48,875
4.25%, 5/1/2023 (b)	25,000	24,437
6.00%, 5/1/2022 (b)	50,000	55,250
Dr. Pepper Snapple Group, Inc. 6.82%, 5/1/2018	25,000	29,266
Heineken NV 1.40%, 10/1/2017 (a)	50,000	49,782
Pernod-Ricard SA:
2.95%, 1/15/2017 (a)	25,000	25,909
5.50%, 1/15/2042 (a)	25,000	27,197
SABMiller Holdings, Inc.:
1.85%, 1/15/2015 (a)	50,000	50,476
3.75%, 1/15/2022 (a)(b)	25,000	25,551
4.95%, 1/15/2042 (a)	25,000	26,177

		362,920

BIOTECHNOLOGY — 1.1%
Amgen, Inc.:
3.63%, 5/15/2022	50,000	50,721
6.40%, 2/1/2039	100,000	121,466
Celgene Corp. 3.25%, 8/15/2022 (b)	50,000	48,728
Gilead Sciences, Inc.:
4.50%, 4/1/2021 (b)	50,000	54,752
4.80%, 4/1/2044	50,000	51,555

		327,222

BUILDING MATERIALS — 0.1%
CRH America, Inc. 6.00%, 9/30/2016	25,000	27,787

BUILDING PRODUCTS — 0.7%
Building Materials Corp. of America 6.75%, 5/1/2021 (a)	50,000	54,250
Lafarge SA 7.13%, 7/15/2036 (c)	50,000	53,500
Masco Corp. 5.95%, 3/15/2022	100,000	108,500

		216,250

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

CAPITAL MARKETS — 0.5%
Morgan Stanley 4.88%, 11/1/2022 (b)	$50,000	$52,539
The Goldman Sachs Group, Inc. 6.75%, 10/1/2037	75,000	85,914

		138,453

CHEMICALS — 2.5%
Agrium, Inc. 4.90%, 6/1/2043 (b)	25,000	24,707
Ashland, Inc. 4.75%, 8/15/2022	75,000	73,594
Celanese US Holdings LLC 4.63%, 11/15/2022 (b)	50,000	49,250
CF Industries, Inc.:
3.45%, 6/1/2023	25,000	24,094
4.95%, 6/1/2043 (b)	25,000	24,299
Eagle Spinco, Inc. 4.63%, 2/15/2021 (a)(b)	50,000	49,437
Eastman Chemical Co. 3.60%, 8/15/2022	25,000	24,813
Ecolab, Inc. 3.00%, 12/8/2016	50,000	52,394
Ineos Finance PLC 8.38%, 2/15/2019 (a)(b)(c)	100,000	110,500
LyondellBasell Industries NV 5.00%, 4/15/2019 (b)	50,000	55,673
PolyOne Corp. 7.38%, 9/15/2020	25,000	27,375
Rockwood Specialties Group, Inc. 4.63%, 10/15/2020	50,000	51,625
Rohm & Haas Co. 7.85%, 7/15/2029	25,000	33,045
The Dow Chemical Co. 4.25%, 11/15/2020 (b)	100,000	105,776
Westlake Chemical Corp. 3.60%, 7/15/2022	28,000	27,111

		733,693

COMMERCIAL SERVICES & SUPPLIES — 1.6%
Clean Harbors, Inc. 5.25%, 8/1/2020 (b)	50,000	51,500
ERAC USA Finance LLC 7.00%, 10/15/2037 (a)	50,000	62,883
FTI Consulting, Inc. 6.75%, 10/1/2020 (b)	25,000	26,938
Republic Services, Inc. 3.55%, 6/1/2022 (b)	50,000	50,089
RR Donnelley & Sons Co. 8.25%, 3/15/2019	50,000	59,500
The ADT Corp.:
3.50%, 7/15/2022 (b)	50,000	43,951
4.88%, 7/15/2042	50,000	41,185
The Western Union Co. 2.88%, 12/10/2017	50,000	51,047
Waste Management, Inc. 6.38%, 3/11/2015	75,000	78,917

		466,010

CONSTRUCTION MATERIALS — 0.2%
Vulcan Materials Co. 7.50%, 6/15/2021 (b)	50,000	58,875

CONSUMER FINANCE — 1.5%
SLM Corp.:
5.50%, 1/25/2023 (b)	75,000	73,594
6.00%, 1/25/2017	200,000	218,000
6.13%, 3/25/2024	25,000	24,969
6.25%, 1/25/2016	100,000	107,500

		424,063

CONTAINERS & PACKAGING — 0.8%
Ball Corp. 5.00%, 3/15/2022	75,000	76,875
Crown Americas LLC/Crown Americas Capital Corp. IV 4.50%, 1/15/2023	50,000	47,750
Owens-Brockway Glass Container, Inc. 7.38%, 5/15/2016	50,000	55,375
Rock Tenn Co. 4.90%, 3/1/2022	50,000	53,464

		233,464

DISTRIBUTORS — 0.1%
Glencore Funding LLC 4.13%, 5/30/2023 (a)(b)	25,000	23,877

DIVERSIFIED FINANCIAL SERVICES — 7.8%
Aircastle, Ltd.:
5.13%, 3/15/2021	25,000	25,031
6.25%, 12/1/2019	60,000	64,800
Ally Financial, Inc.:
2.75%, 1/30/2017 (b)	100,000	101,000
3.50%, 1/27/2019 (b)	105,000	105,000
4.63%, 6/26/2015	200,000	207,250
8.00%, 11/1/2031	100,000	123,250
Bank of America Corp. 5.42%, 3/15/2017	100,000	110,175
Capital One Financial Corp. 2.15%, 3/23/2015	100,000	101,504
Citigroup, Inc.:
4.88%, 5/7/2015	50,000	52,092
6.13%, 8/25/2036	50,000	54,701
CNH Capital LLC 3.88%, 11/1/2015	29,000	29,798
Ford Motor Credit Co. LLC:
4.25%, 2/3/2017 (b)	150,000	161,057
5.63%, 9/15/2015	75,000	79,947
12.00%, 5/15/2015	45,000	50,509
General Motors Financial Co., Inc.:
2.75%, 5/15/2016	75,000	75,983
4.75%, 8/15/2017	50,000	53,438
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.50%, 3/15/2017 (a)	100,000	101,000
4.88%, 3/15/2019 (a)	25,000	25,438
6.00%, 8/1/2020 (a)(b)	25,000	26,500
International Lease Finance Corp.:
4.88%, 4/1/2015 (b)	150,000	155,439
5.88%, 4/1/2019 (b)	50,000	54,625
5.88%, 8/15/2022 (b)	75,000	79,312
6.50%, 9/1/2014 (a)(c)	50,000	51,063
Jefferies Group LLC:
5.13%, 1/20/2023	25,000	26,275
6.50%, 1/20/2043	25,000	26,185

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Macquarie Group, Ltd. 7.63%, 8/13/2019 (a)	$50,000	$59,930
Neuberger Berman Group LLC/Neuberger Berman Finance Corp. 5.63%, 3/15/2020 (a)(b)(c)	50,000	52,500
Nomura Holdings, Inc. 5.00%, 3/4/2015	50,000	51,932
ORIX Corp. 4.71%, 4/27/2015	50,000	52,156
The Nasdaq OMX Group, Inc. 5.25%, 1/16/2018 (b)	25,000	27,504
UBS AG of Stamford, CT 7.63%, 8/17/2022	50,000	58,644

		2,244,038

DIVERSIFIED TELECOMMUNICATION SERVICES — 6.1%
British Telecommunications PLC 9.63%, 12/15/2030	25,000	38,646
CC Holdings GS V LLC/Crown Castle GS III Corp. 3.85%, 4/15/2023	50,000	48,639
CenturyLink, Inc.:
5.63%, 4/1/2020 (b)	100,000	105,125
5.80%, 3/15/2022 (b)	50,000	51,125
7.65%, 3/15/2042	50,000	47,188
Deutsche Telekom International Finance BV 2.25%, 3/6/2017 (a)	100,000	102,286
Frontier Communications Corp.:
7.63%, 4/15/2024	50,000	52,250
8.50%, 4/15/2020 (b)	125,000	145,312
Koninklijke KPN NV 7.00%, 3/28/2073 (a)(b)	50,000	51,737
Sable International Finance, Ltd. 8.75%, 2/1/2020 (a)	50,000	56,375
Softbank Corp. 4.50%, 4/15/2020 (a)(b)	100,000	99,500
Sprint Nextel Corp. 7.00%, 3/1/2020 (a)	125,000	144,062
UPCB Finance VI, Ltd. 6.88%, 1/15/2022 (a)(b)	75,000	81,750
Verizon Communications, Inc.:
2.50%, 9/15/2016	100,000	103,547
4.50%, 9/15/2020 (b)	125,000	135,755
5.05%, 3/15/2034	25,000	25,530
6.40%, 9/15/2033	100,000	118,725
6.55%, 9/15/2043	150,000	182,540
Virgin Media Secured Finance PLC 5.38%, 4/15/2021 (a)(b)	100,000	103,250
Wind Acquisition Finance SA 7.25%, 2/15/2018 (a)	50,000	52,750

		1,746,092

ELECTRIC UTILITIES — 5.7%
AEP Texas Central Co. 6.65%, 2/15/2033	50,000	61,776
Calpine Corp. 7.88%, 1/15/2023 (a)(b)	132,000	147,840
CMS Energy Corp. 4.25%, 9/30/2015	25,000	26,181
Dominion Resources, Inc.:
1.40%, 9/15/2017	50,000	49,286
1.95%, 8/15/2016	75,000	76,414
DPL, Inc.:
6.50%, 10/15/2016	50,000	54,000
7.25%, 10/15/2021 (b)	50,000	51,625
Duke Energy Corp. 3.05%, 8/15/2022	50,000	48,647
EDP Finance BV 6.00%, 2/2/2018 (a)	100,000	108,500
Enel Finance International NV 6.00%, 10/7/2039 (a)	50,000	52,238
Exelon Generation Co. LLC 6.20%, 10/1/2017 (b)	75,000	84,743
FirstEnergy Corp. 4.25%, 3/15/2023	75,000	72,745
Iberdrola Finance Ireland, Ltd. 3.80%, 9/11/2014 (a)(b)	25,000	25,327
Kansas City Power & Light Co. 3.15%, 3/15/2023	50,000	47,647
NextEra Energy Capital Holdings, Inc. 1.20%, 6/1/2015	50,000	50,231
NV Energy, Inc. 6.25%, 11/15/2020 (b)	50,000	58,373
Oncor Electric Delivery Co. LLC 4.10%, 6/1/2022 (a)	50,000	52,386
Pacific Gas & Electric Co.:
4.45%, 4/15/2042 (b)	25,000	24,543
5.80%, 3/1/2037	25,000	28,808
PG&E Corp. 5.75%, 4/1/2014	50,000	50,000
PPL Capital Funding, Inc.:
3.40%, 6/1/2023	50,000	48,371
4.20%, 6/15/2022 (b)	40,000	41,475
Progress Energy, Inc. 7.75%, 3/1/2031	75,000	102,487
Puget Energy, Inc. 5.63%, 7/15/2022 (b)	50,000	56,985
Southwestern Electric Power Co. 5.55%, 1/15/2017	75,000	82,430
The AES Corp.:
7.38%, 7/1/2021	50,000	57,000
8.00%, 10/15/2017	7,000	8,286
The Toledo Edison Co. 6.15%, 5/15/2037	50,000	58,158

		1,626,502

ELECTRICAL EQUIPMENT — 0.4%
Agilent Technologies, Inc. 3.88%, 7/15/2023	25,000	24,712
Jabil Circuit, Inc. 4.70%, 9/15/2022 (b)	50,000	49,437
Roper Industries, Inc. 2.05%, 10/1/2018	50,000	49,172

		123,321

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.3%
Avnet, Inc. 6.00%, 9/1/2015	25,000	26,699
Rexel SA 5.25%, 6/15/2020 (a)	50,000	51,125

		77,824

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

ENERGY EQUIPMENT & SERVICES — 0.5%
Nabors Industries, Inc. 4.63%, 9/15/2021	$50,000	$51,655
Weatherford International, Ltd./Bermuda:
5.95%, 4/15/2042 (b)	50,000	53,872
6.50%, 8/1/2036	25,000	28,030

		133,557

FOOD & STAPLES RETAILING — 0.8%
CVS Caremark Corp.:
2.75%, 12/1/2022 (b)	25,000	23,583
5.75%, 6/1/2017	50,000	56,554
6.13%, 9/15/2039	25,000	30,145
Safeway, Inc. 4.75%, 12/1/2021	50,000	51,111
The Kroger Co. 5.15%, 8/1/2043 (b)	25,000	25,738
Walgreen Co. 1.80%, 9/15/2017 (b)	50,000	50,336

		237,467

FOOD PRODUCTS — 1.6%
ConAgra Foods, Inc.:
3.20%, 1/25/2023 (b)	25,000	23,877
4.65%, 1/25/2043 (b)	25,000	24,091
General Mills, Inc. 5.70%, 2/15/2017	50,000	56,007
Hawk Acquisition Sub, Inc. 4.25%, 10/15/2020 (a)(b)	100,000	98,375
Kellogg Co. 1.13%, 5/15/2015	25,000	25,151
Kraft Foods Group, Inc.:
2.25%, 6/5/2017	50,000	51,253
3.50%, 6/6/2022 (b)	25,000	25,151
5.00%, 6/4/2042	25,000	26,179
6.13%, 8/23/2018	25,000	29,013
Mondelez International, Inc. 5.38%, 2/10/2020	50,000	56,525
The Kroger Co. 3.90%, 10/1/2015	50,000	52,313

		467,935

GAS UTILITIES — 0.1%
AGL Capital Corp. 4.40%, 6/1/2043	25,000	24,452

HEALTH CARE EQUIPMENT & SUPPLIES — 0.2%
Boston Scientific Corp. 6.25%, 11/15/2015	50,000	54,123

HEALTH CARE PROVIDERS & SERVICES — 3.6%
Aetna, Inc.:
1.50%, 11/15/2017	25,000	24,948
2.75%, 11/15/2022	25,000	23,483
4.13%, 11/15/2042 (b)	25,000	23,285
6.75%, 12/15/2037	25,000	32,123
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 6.00%, 10/15/2021	100,000	103,750
Cardinal Health, Inc. 1.70%, 3/15/2018	25,000	24,781
CHS/Community Health Systems, Inc. 5.13%, 8/15/2018	50,000	52,500
CIGNA Corp. 4.00%, 2/15/2022 (b)	50,000	51,847
Fresenius Medical Care US Finance II, Inc. 5.63%, 7/31/2019 (a)(b)	100,000	107,750
HCA, Inc.:
4.75%, 5/1/2023 (b)	75,000	74,156
5.00%, 3/15/2024 (b)	50,000	50,094
7.25%, 9/15/2020	100,000	108,125
Humana, Inc. 4.63%, 12/1/2042	25,000	24,110
Quest Diagnostics, Inc. 4.70%, 4/1/2021	25,000	26,569
Tenet Healthcare Corp.:
4.75%, 6/1/2020 (b)	75,000	75,563
6.00%, 10/1/2020 (a)	100,000	107,000
WellPoint, Inc.:
3.13%, 5/15/2022 (b)	75,000	71,772
4.65%, 1/15/2043	50,000	48,408

		1,030,264

HOTELS, RESTAURANTS & LEISURE — 0.8%
GLP Capital LP/GLP Financing II, Inc. 4.88%, 11/1/2020 (a)(b)	100,000	102,625
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Series 1 7.75%, 8/15/2020	75,000	83,437
Yum! Brands, Inc. 3.88%, 11/1/2020	50,000	51,147

		237,209

HOUSEHOLD DURABLES — 0.9%
DR Horton, Inc. 4.75%, 2/15/2023	50,000	49,750
Lennar Corp.:
4.75%, 12/15/2017	25,000	26,500
4.75%, 11/15/2022 (b)	50,000	48,625
PulteGroup, Inc. 6.38%, 5/15/2033	50,000	49,000
Toll Brothers Finance Corp. 6.75%, 11/1/2019	50,000	56,750
Whirlpool Corp. 8.60%, 5/1/2014	25,000	25,153

		255,778

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
TransAlta Corp. 4.75%, 1/15/2015	25,000	25,750

INSURANCE — 3.9%
American International Group, Inc.:
3.80%, 3/22/2017	100,000	106,990
5.85%, 1/16/2018	150,000	171,414
6.25%, 5/1/2036 (b)	50,000	61,792
Aon PLC 4.45%, 5/24/2043	25,000	23,799
AXA SA 8.60%, 12/15/2030	50,000	64,500
Genworth Financial, Inc. 7.20%, 2/15/2021	50,000	59,883
Hartford Financial Services Group, Inc.:
4.30%, 4/15/2043 (b)	25,000	23,327

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

5.13%, 4/15/2022	$25,000	$27,815
ING US, Inc. 5.50%, 7/15/2022 (b)	50,000	56,086
Liberty Mutual Group, Inc. 4.95%, 5/1/2022 (a)(b)	75,000	80,279
Lincoln National Corp.:
4.20%, 3/15/2022	25,000	26,197
6.15%, 4/7/2036	50,000	59,446
MetLife, Inc. 6.40%, 12/15/2036 (b)	50,000	52,750
Nationwide Financial Services, Inc., Series S 5.38%, 3/25/2021 (a)	50,000	55,089
Pacific LifeCorp 6.00%, 2/10/2020 (a)	50,000	57,039
Prudential Financial, Inc. 5.20%, 3/15/2044 (b)	50,000	49,625
XLIT, Ltd. 5.75%, 10/1/2021	50,000	57,629
Xstrata Finance Canada, Ltd. 4.95%, 11/15/2021 (a)	75,000	77,522

		1,111,182

INTERNET SOFTWARE & SERVICES — 0.4%
Equinix, Inc. 7.00%, 7/15/2021 (b)	50,000	55,750
VeriSign, Inc. 4.63%, 5/1/2023	50,000	48,000

		103,750

IT SERVICES — 0.3%
Fiserv, Inc. 3.50%, 10/1/2022	25,000	24,416
Xerox Corp. 4.50%, 5/15/2021 (b)	50,000	52,691

		77,107

LIFE SCIENCES TOOLS & SERVICES — 0.4%
Thermo Fisher Scientific, Inc.:
3.20%, 3/1/2016	25,000	26,063
3.60%, 8/15/2021	25,000	25,462
5.30%, 2/1/2044	50,000	53,883

		105,408

MACHINERY — 1.3%
Case New Holland, Inc. 7.88%, 12/1/2017	100,000	117,250
Eaton Corp.:
2.75%, 11/2/2022	75,000	70,997
4.00%, 11/2/2032	25,000	24,028
Harsco Corp. 2.70%, 10/15/2015	75,000	75,638
Ingersoll-Rand Global Holding Co., Ltd. 2.88%, 1/15/2019 (a)	25,000	24,926
SPX Corp. 6.88%, 9/1/2017	50,000	56,750

		369,589

MEDIA — 8.4%
21st Century Fox America, Inc.:
4.50%, 2/15/2021	100,000	108,503
6.20%, 12/15/2034 (b)	25,000	29,138
6.40%, 12/15/2035	50,000	59,752
AMC Networks, Inc. 7.75%, 7/15/2021	25,000	28,188
British Sky Broadcasting Group PLC 3.13%, 11/26/2022 (a)	50,000	48,087
CBS Corp. 3.38%, 3/1/2022	50,000	48,979
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.63%, 1/31/2022 (b)	150,000	160,312
7.00%, 1/15/2019	100,000	105,750
COX Communications, Inc. 3.25%, 12/15/2022 (a)(b)	75,000	70,453
CSC Holdings LLC 6.75%, 11/15/2021 (b)	50,000	55,875
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
1.75%, 1/15/2018 (b)	25,000	24,610
Series WI 3.80%, 3/15/2022 (b)	100,000	98,954
6.00%, 8/15/2040	25,000	26,342
Discovery Communications LLC 3.30%, 5/15/2022	50,000	48,764
DISH DBS Corp.:
4.25%, 4/1/2018	50,000	52,188
5.13%, 5/1/2020 (b)	75,000	78,188
5.88%, 7/15/2022 (b)	100,000	106,750
7.13%, 2/1/2016	100,000	109,250
Gannett Co., Inc. 5.13%, 10/15/2019 (a)	50,000	52,313
Historic TW, Inc. 6.63%, 5/15/2029	50,000	60,181
Nielsen Finance LLC/Nielsen Finance Co. 7.75%, 10/15/2018	75,000	80,156
Omnicom Group, Inc. 6.25%, 7/15/2019	25,000	29,152
Pearson Funding Five PLC 3.25%, 5/8/2023 (a)	25,000	23,160
Sirius XM Radio, Inc.:
4.63%, 5/15/2023 (a)(b)	50,000	47,125
5.25%, 8/15/2022 (a)(b)	50,000	51,500
Thomson Reuters Corp. 4.30%, 11/23/2023	50,000	51,210
Time Warner Cable, Inc.:
4.00%, 9/1/2021 (b)	100,000	103,737
4.50%, 9/15/2042 (b)	50,000	45,899
6.75%, 7/1/2018	25,000	29,306
6.75%, 6/15/2039	25,000	29,866
Time Warner, Inc.:
3.15%, 7/15/2015	25,000	25,820
6.25%, 3/29/2041	25,000	29,287
7.63%, 4/15/2031	75,000	99,924
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 7.50%, 3/15/2019 (a)	150,000	162,750
Viacom, Inc.:
1.25%, 2/27/2015	50,000	50,300
4.38%, 3/15/2043	20,000	17,774
6.88%, 4/30/2036	75,000	92,901
Videotron, Ltd. 5.00%, 7/15/2022	50,000	50,125

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

WPP Finance 2010 3.63%, 9/7/2022 (b)	$25,000	$24,590

		2,417,159

METALS & MINING — 5.1%
Alcoa, Inc. 5.87%, 2/23/2022 (b)	75,000	79,084
Anglo American Capital PLC 4.13%, 9/27/2022 (a)	25,000	24,389
ArcelorMittal:
4.25%, 2/25/2015 (b)	50,000	51,063
5.00%, 2/25/2017 (b)	100,000	106,125
5.75%, 8/5/2020	100,000	106,250
7.50%, 10/15/2039	100,000	103,375
9.50%, 2/15/2015	50,000	53,375
Barrick Gold Corp. 3.85%, 4/1/2022	100,000	95,518
Cliffs Natural Resources, Inc. 3.95%, 1/15/2018 (b)	50,000	50,257
Commercial Metals Co. 4.88%, 5/15/2023 (b)	50,000	48,000
Eldorado Gold Corp. 6.13%, 12/15/2020 (a)(b)	30,000	30,000
First Quantum Minerals, Ltd. 6.75%, 2/15/2020 (a)	100,000	101,250
FMG Resources August 2006 Pty, Ltd.:
6.00%, 4/1/2017 (a)(b)	50,000	52,625
6.88%, 4/1/2022 (a)(b)	50,000	53,875
Freeport-McMoRan Copper & Gold, Inc.:
3.88%, 3/15/2023 (b)	25,000	23,904
5.45%, 3/15/2043 (b)	25,000	24,584
Newmont Mining Corp.:
3.50%, 3/15/2022 (b)	25,000	22,680
4.88%, 3/15/2042	25,000	20,243
6.25%, 10/1/2039 (b)	100,000	96,833
Schaeffler Finance BV 4.75%, 5/15/2021 (a)(b)	100,000	102,250
Steel Dynamics, Inc. 6.13%, 8/15/2019	50,000	54,375
Teck Resources, Ltd.:
5.20%, 3/1/2042	50,000	45,261
5.38%, 10/1/2015	25,000	26,576
United States Steel Corp. 6.05%, 6/1/2017 (b)	75,000	81,187

		1,453,079

MULTI-UTILITIES — 0.5%
MidAmerican Energy Holdings Co. 6.13%, 4/1/2036	50,000	59,810
Nisource Finance Corp. 3.85%, 2/15/2023 (b)	50,000	49,537
Sempra Energy 2.30%, 4/1/2017	50,000	51,125

		160,472

MULTILINE RETAIL — 0.2%
Macy’s Retail Holdings, Inc. 3.88%, 1/15/2022	50,000	51,552

OIL, GAS & CONSUMABLE FUELS — 14.6%
Access Midstream Partners LP/ACMP Finance Corp. 4.88%, 5/15/2023 (b)	100,000	100,750
Anadarko Petroleum Corp. 6.38%, 9/15/2017	75,000	85,861
Atwood Oceanics, Inc. 6.50%, 2/1/2020	75,000	80,625
Boardwalk Pipelines LP 3.38%, 2/1/2023	25,000	22,006
Canadian Natural Resources, Ltd. 5.70%, 5/15/2017	25,000	28,137
Cenovus Energy, Inc.:
3.00%, 8/15/2022	25,000	23,916
4.45%, 9/15/2042	25,000	23,701
CenterPoint Energy Resources Corp. 4.50%, 1/15/2021	50,000	54,014
Chesapeake Energy Corp.:
5.75%, 3/15/2023 (b)	50,000	52,938
6.63%, 8/15/2020 (b)	175,000	196,437
Cie Generale de Geophysique — Veritas 6.50%, 6/1/2021 (b)	50,000	50,750
Concho Resources, Inc. 5.50%, 4/1/2023	100,000	104,000
Consol Energy, Inc. 8.00%, 4/1/2017	75,000	78,281
Continental Resources, Inc. 5.00%, 9/15/2022	50,000	52,500
DCP Midstream LLC 5.85%, 5/21/2043 (a)(b)	50,000	47,000
Denbury Resources, Inc. 8.25%, 2/15/2020	100,000	108,750
Devon Energy Corp. 3.25%, 5/15/2022 (b)	75,000	73,869
El Paso LLC 7.75%, 1/15/2032 (b)	100,000	106,953
El Paso Natural Gas Co. 5.95%, 4/15/2017	25,000	28,026
El Paso Pipeline Partners Operating Co. LLC 4.70%, 11/1/2042	25,000	22,279
Enbridge Energy Partners LP 5.20%, 3/15/2020 (b)	50,000	54,581
Encana Corp. 5.90%, 12/1/2017 (b)	50,000	56,890
Energy Transfer Equity LP 7.50%, 10/15/2020	50,000	57,188
Energy Transfer Partners LP:
6.50%, 2/1/2042	50,000	56,667
6.63%, 10/15/2036	1,000	1,129
Enterprise Products Operating LLC:
4.85%, 3/15/2044 (b)	50,000	49,873
5.20%, 9/1/2020 (b)	50,000	55,810
Hess Corp. 8.13%, 2/15/2019	50,000	62,597
Husky Energy, Inc. 3.95%, 4/15/2022	50,000	51,301
Kinder Morgan Energy Partners LP:
3.95%, 9/1/2022	50,000	49,735
5.00%, 3/1/2043 (b)	100,000	95,213
Kinder Morgan Finance Co. LLC 6.00%, 1/15/2018 (a)	50,000	54,125
Marathon Oil Corp. 2.80%, 11/1/2022	50,000	46,807

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Marathon Petroleum Corp. 6.50%, 3/1/2041	$25,000	$30,270
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. 5.50%, 2/15/2023 (b)	50,000	51,375
MEG Energy Corp.:
6.38%, 1/30/2023 (a)	50,000	51,750
6.50%, 3/15/2021 (a)	25,000	26,313
Newfield Exploration Co. 7.13%, 5/15/2018 (b)	75,000	77,250
Noble Energy, Inc. 4.15%, 12/15/2021	25,000	26,339
Noble Holding International, Ltd. 3.95%, 3/15/2022	50,000	49,580
NuStar Logistics LP 4.80%, 9/1/2020	50,000	49,250
ONEOK Partners LP:
2.00%, 10/1/2017 (b)	25,000	25,110
3.38%, 10/1/2022	25,000	24,104
Peabody Energy Corp.:
6.00%, 11/15/2018	50,000	52,438
6.25%, 11/15/2021 (b)	50,000	50,125
Phillips 66 4.30%, 4/1/2022 (b)	50,000	52,860
Pioneer Natural Resources Co. 6.65%, 3/15/2017	25,000	28,453
Plains All American Pipeline LP/PAA Finance Corp.:
3.65%, 6/1/2022	25,000	25,095
5.15%, 6/1/2042 (b)	50,000	52,065
Plains Exploration & Production Co. 6.50%, 11/15/2020	50,000	55,063
Pride International, Inc. 6.88%, 8/15/2020	50,000	59,689
QEP Resources, Inc. 5.25%, 5/1/2023	50,000	49,750
Range Resources Corp. 5.00%, 8/15/2022	50,000	51,000
Regency Energy Partners LP/Regency Energy Finance Corp. 5.50%, 4/15/2023	100,000	100,750
Rockies Express Pipeline LLC 6.85%, 7/15/2018 (a)	100,000	103,250
Rowan Cos., Inc. 5.85%, 1/15/2044	25,000	25,399
Sabine Pass Liquefaction LLC 5.63%, 4/15/2023 (b)	50,000	49,750
Sabine Pass LNG LP 6.50%, 11/1/2020	100,000	105,000
SESI LLC 7.13%, 12/15/2021	50,000	55,750
SM Energy Co. 6.50%, 1/1/2023	50,000	53,375
Suncor Energy, Inc. 6.10%, 6/1/2018	75,000	86,627
Talisman Energy, Inc. 5.50%, 5/15/2042 (b)	25,000	24,765
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.25%, 5/1/2023 (b)	50,000	49,500
Tennessee Gas Pipeline Co. 7.00%, 3/15/2027	50,000	60,926
Tesoro Corp. 9.75%, 6/1/2019	50,000	53,220
Texas Eastern Transmission LP 2.80%, 10/15/2022 (a)	50,000	46,300
Transocean, Inc.:
2.50%, 10/15/2017	50,000	50,322
6.80%, 3/15/2038	50,000	53,938
Valero Energy Corp. 6.13%, 2/1/2020 (b)	50,000	58,059
Western Gas Partners LP 4.00%, 7/1/2022	50,000	49,563
Whiting Petroleum Corp. 5.00%, 3/15/2019	100,000	105,750
Williams Partners LP 5.25%, 3/15/2020	75,000	82,579
WPX Energy, Inc. 6.00%, 1/15/2022 (b)	50,000	51,250

		4,186,661

PAPER & FOREST PRODUCTS — 0.2%
International Paper Co. 7.95%, 6/15/2018	50,000	61,152

PERSONAL PRODUCTS — 0.3%
Avon Products, Inc.:
4.60%, 3/15/2020	50,000	50,877
6.95%, 3/15/2043	25,000	25,136

		76,013

PHARMACEUTICALS — 1.9%
Actavis, Inc. 3.25%, 10/1/2022	50,000	47,934
Express Scripts Holding Co. 2.65%, 2/15/2017	100,000	103,417
Forest Laboratories, Inc. 4.38%, 2/1/2019 (a)	100,000	105,250
Hospira, Inc. 5.60%, 9/15/2040	50,000	50,301
McKesson Corp.:
1.29%, 3/10/2017	100,000	99,919
4.75%, 3/1/2021 (b)	25,000	27,264
4.88%, 3/15/2044	50,000	50,680
Mylan, Inc. 7.88%, 7/15/2020 (a)	25,000	28,024
Zoetis, Inc. 4.70%, 2/1/2043 (b)	25,000	24,741

		537,530

REAL ESTATE INVESTMENT TRUSTS — 2.8%
American Tower Corp.:
3.50%, 1/31/2023 (b)	50,000	47,282
4.50%, 1/15/2018	50,000	53,922
BioMed Realty LP 4.25%, 7/15/2022 (b)	50,000	49,569
Boston Properties LP 3.85%, 2/1/2023	50,000	50,421
Duke Realty LP:
7.38%, 2/15/2015 (b)	50,000	52,837
8.25%, 8/15/2019	25,000	30,954
EPR Properties 5.75%, 8/15/2022	50,000	52,974

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

ERP Operating LP:
5.38%, 8/1/2016	$50,000	$54,959
6.58%, 4/13/2015	100,000	106,068
HCP, Inc. 5.38%, 2/1/2021	50,000	55,982
Health Care REIT, Inc. 4.13%, 4/1/2019	50,000	52,974
Host Hotels & Resorts LP 5.88%, 6/15/2019	25,000	27,083
Liberty Property LP 6.63%, 10/1/2017	25,000	28,693
MPT Operating Partnership LP/MPT Finance Corp. 6.88%, 5/1/2021	25,000	26,875
ProLogis LP 6.63%, 5/15/2018	23,000	26,762
Ventas Realty LP/Ventas Capital Corp.:
2.70%, 4/1/2020	50,000	48,669
3.25%, 8/15/2022 (b)	25,000	24,091
Weyerhaeuser Co. 7.38%, 10/1/2019	25,000	30,387

		820,502

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.3%
CBRE Services, Inc. 5.00%, 3/15/2023	75,000	75,094

ROAD & RAIL — 1.0%
Burlington Northern Santa Fe LLC 3.45%, 9/15/2021	100,000	101,312
Canadian Pacific Railway, Ltd. 4.50%, 1/15/2022	25,000	26,559
CSX Corp.:
4.40%, 3/1/2043	50,000	47,746
6.22%, 4/30/2040	25,000	30,349
Norfolk Southern Corp. 3.25%, 12/1/2021 (b)	75,000	75,520

		281,486

SEMICONDUCTORS — 0.2%
Sensata Technologies BV 4.88%, 10/15/2023 (a)(b)	50,000	49,125

SOFTWARE — 0.7%
Activision Blizzard, Inc. 6.13%, 9/15/2023 (a)(b)	100,000	108,875
Audatex North America, Inc. 6.00%, 6/15/2021 (a)	100,000	106,750

		215,625

SPECIALTY RETAIL — 1.8%
AmeriGas Partners LP/AmeriGas Finance Corp. 6.25%, 8/20/2019	75,000	80,625
AutoZone, Inc. 3.13%, 7/15/2023 (b)	50,000	46,913
Best Buy Co., Inc. 3.75%, 3/15/2016 (c)	50,000	51,500
L Brands, Inc. 5.63%, 2/15/2022	150,000	158,438
QVC, Inc. 4.38%, 3/15/2023 (b)	75,000	73,910
Sally Holdings LLC/Sally Capital, Inc. 5.75%, 6/1/2022 (b)	50,000	52,875
Suburban Propane Partners LP/Suburban Energy Finance Corp.:
7.38%, 8/1/2021 (b)	18,000	19,845
7.50%, 10/1/2018	25,000	26,563

		510,669

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.9%
Fidelity National Information Services, Inc. 5.00%, 3/15/2022 (b)	50,000	52,304
Hewlett-Packard Co.:
2.13%, 9/13/2015	50,000	50,979
2.60%, 9/15/2017	25,000	25,760
4.05%, 9/15/2022	25,000	25,367
6.00%, 9/15/2041 (b)	25,000	27,377
NCR Corp. 5.00%, 7/15/2022	50,000	50,063
Seagate Technology HDD Holdings 6.80%, 10/1/2016 (b)	34,000	38,250

		270,100

TEXTILES, APPAREL & LUXURY GOODS — 0.3%
Hanesbrands, Inc. 6.38%, 12/15/2020	50,000	54,625
PVH Corp. 4.50%, 12/15/2022 (b)	25,000	24,688

		79,313

THRIFTS & MORTGAGE FINANCE — 0.2%
Amsouth Bank 5.20%, 4/1/2015 (c)	50,000	52,000

TOBACCO — 0.7%
Altria Group, Inc.:
2.85%, 8/9/2022 (b)	75,000	70,380
9.70%, 11/10/2018	26,000	34,128
Lorillard Tobacco Co. 3.75%, 5/20/2023 (b)	50,000	47,128
Reynolds American, Inc. 3.25%, 11/1/2022 (b)	50,000	47,040

		198,676

TRADING COMPANIES & DISTRIBUTORS — 0.1%
United Rentals North America, Inc. 5.75%, 7/15/2018	25,000	26,750

WIRELESS TELECOMMUNICATION SERVICES — 3.3%
Embarq Corp.:
7.08%, 6/1/2016 (b)	50,000	55,707
8.00%, 6/1/2036	50,000	52,170
Orange SA 9.00%, 3/1/2031	50,000	72,307
Rogers Communications, Inc. 6.80%, 8/15/2018	50,000	59,383
T-Mobile USA, Inc.:
6.25%, 4/1/2021	175,000	185,062
6.46%, 4/28/2019 (b)(c)	100,000	107,000
6.63%, 4/1/2023 (b)	75,000	79,500
Telecom Italia Capital SA:
7.18%, 6/18/2019 (b)	75,000	85,969
7.20%, 7/18/2036	100,000	101,750
Telefonica Emisiones SAU:
3.99%, 2/16/2016	100,000	104,860

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

7.05%, 6/20/2036 (b)	$50,000	$60,518

		964,226

TOTAL CORPORATE BONDS & NOTES —
(Cost $27,492,427)		27,881,983

	Shares
SHORT TERM INVESTMENTS — 19.4%
MONEY MARKET FUNDS — 19.4%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	4,994,418	4,994,418
State Street Institutional Liquid Reserves Fund 0.08% (e)(f)	556,906	556,906

TOTAL SHORT TERM INVESTMENTS — (g)
(Cost $5,551,324)		5,551,324

TOTAL INVESTMENTS — 116.5% (h)
(Cost $33,043,751)		33,433,307
OTHER ASSETS & LIABILITIES — (16.5)%		(4,727,638)

NET ASSETS — 100.0%		$28,705,669

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 16.7% of net assets as of March 31, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	A portion of the security was on loan at March 31, 2014.
(c)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs (See accompanying Notes to Schedules of Investments).
(d)	Investments of cash collateral for securities loaned
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments).
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Value is determined based on Level 1 inputs (See accompanying Notes to Schedules of Investments).
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (See accompanying Notes to Schedules of Investments).
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS
March 31, 2014 (Unaudited)

Security Valuation

The value of each Fund’s portfolio securities and other financial instruments is based on the market price of the securities, which generally means a valuation obtained from an exchange or other market (or based on a price quotation or other equivalent indication of value supplied by an exchange or other market) or a valuation obtained from an independent pricing service. Investments in open-end investment companies are valued at their net asset value each business day. Variable Rate Demand Obligations are valued at par. Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. U.S. fixed income securities may be valued as of the announced closing time for trading in fixed income instruments on any day that the Securities Industry and Financial Markets Association announces an early closing time. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Board of Trustees of the Trust (the “Board”) believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures. The Board has delegated implementation of procedures concerning securities valuation to State Street Bank and Trust Company as Accounting Agent, under which an Oversight Committee makes determinations as to whether market quotations are not readily available or do not otherwise accurately reflect the fair value of the security. The Oversight Committee, or a subgroup thereof, subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including but not limited to, situations when trading in a security has been suspended or halted. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security.

The Funds continue to follow the authoritative guidance for fair value measurements and the fair value option for financial assets and financial liabilities. The guidance establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three levels of inputs that may be used to measure fair value:

•	Level 1 — quoted prices in active markets for identical investments.

•	Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Funds’ net assets are computed and that may materially affect the value of the Funds’ investments).The valuation of fixed income securities held by the Funds are obtained from an independent pricing service and categorized as Level 2 based on the use of other significant observable market based inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s benchmark index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s benchmark index. The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

The type of inputs used to value each security is identified in the Schedule of Investments which also includes a breakdown of the Fund’s investments by industry, debt securities issued by the U.S. government or U.S. government agencies, corporate debt securities, foreign government obligations, commercial mortgage obligations, debt issued by states of the U.S. and political subdivisions of states.

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

The following table summarizes the inputs used in valuing the Funds’ investments as of March 31, 2014:

		Level 2 —	Level 3 —
	Level 1 —	Other Significant	Significant
	Quoted	Observable	Unobservable
Fund	Prices	Inputs	Inputs		Total

SPDR Russell 3000 ETF	$610,390,792	$3,624	$—	*	$610,394,416
SPDR Russell 1000 ETF	62,683,574	—	—		62,683,574
SPDR Russell 2000 ETF	82,366,128	6,265	—	*	82,372,393
SPDR S&P 500 Growth ETF	359,244,986	—	—		359,244,986
SPDR S&P 500 Value ETF	180,803,112	—	—		180,803,112
SPDR Russell Small Cap Completeness ETF	99,052,224	2,797	—	*	99,055,021
SPDR S&P 400 Mid Cap Growth ETF	181,496,234	—	—		181,496,234
SPDR S&P 400 Mid Cap Value ETF	89,040,017	—	—		89,040,017
SPDR S&P 600 Small Cap ETF	529,847,194	—	—		529,847,194
SPDR S&P 600 Small Cap Growth ETF	471,127,286	—	—		471,127,286
SPDR S&P 600 Small Cap Value ETF	319,633,063	—	—		319,633,063
SPDR Global Dow ETF	118,377,434	—	—		118,377,434
SPDR Dow Jones REIT ETF	2,515,066,796	—	—		2,515,066,796
SPDR S&P Bank ETF	2,971,006,915	—	—		2,971,006,915
SPDR S&P Capital Markets ETF	239,926,609	—	—		239,926,609
SPDR S&P Insurance ETF	314,419,288	—	—		314,419,288
SPDR S&P Mortgage Finance ETF	10,195,289	—	—		10,195,289
SPDR S&P Regional Banking ETF	2,815,741,836	—	—		2,815,741,836
SPDR Morgan Stanley Technology ETF	250,457,306	—	—		250,457,306
SPDR S&P Dividend ETF	13,390,768,007	—	—		13,390,768,007
SPDR S&P Aerospace & Defense ETF	63,109,720	—	—		63,109,720
SPDR S&P Biotech ETF	1,580,259,293	—	—		1,580,259,293
SPDR S&P Health Care Equipment ETF	38,854,117	—	—		38,854,117
SPDR S&P Health Care Services ETF	87,978,811	—	—		87,978,811
SPDR S&P Homebuilders ETF	2,267,863,314	—	—		2,267,863,314
SPDR S&P Metals & Mining ETF	807,163,864	—	—		807,163,864
SPDR S&P Oil & Gas Equipment & Services ETF	342,187,909	—	—		342,187,909
SPDR S&P Oil & Gas Exploration & Production ETF	1,246,792,359	—	—	*	1,246,792,359
SPDR S&P Pharmaceuticals ETF	966,043,744	—	—		966,043,744
SPDR S&P Retail ETF	662,073,857	—	—		662,073,857
SPDR S&P Semiconductor ETF	149,775,498	—	—		149,775,498
SPDR S&P Software & Services ETF	43,771,912	—	—		43,771,912
SPDR S&P Telecom ETF	17,584,436	—	—		17,584,436
SPDR S&P Transportation ETF	133,275,464	—	—		133,275,464
SPDR S&P 1500 Momentum Tilt ETF	10,633,034	—	—		10,633,034
SPRD S&P 1500 Value Tilt ETF	9,945,771	—	—		9,945,771
SPDR Russell 1000 Low Volatility ETF	13,041,692	—	—		13,041,692
SPDR Russell 2000 Low Volatility ETF	13,409,861	—	—		13,409,861
SPDR Wells Fargo Preferred Stock ETF	289,431,516	—	—		289,431,516
SPDR Barclays 1-3 Month T-Bill ETF	866,344	1,070,560,877	—		1,071,427,221

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

		Level 2 —	Level 3 —
	Level 1 —	Other Significant	Significant
	Quoted	Observable	Unobservable
Fund	Prices	Inputs	Inputs	Total

SPDR Barclays TIPS ETF	$44,629,893	$604,174,729	$—	$648,804,622
SPDR Barclays 0-5 Year TIPS ETF	47,234	5,944,312	—	5,991,546
SPDR Barclays 1-10 Year TIPS ETF	1,512,746	9,693,504	—	11,206,250
SPDR Barclays Short Term Treasury ETF	2,195,028	17,918,110	—	20,113,138
SPDR Barclays Intermediate Term Treasury ETF	22,465,103	164,813,201	—	187,278,304
SPDR Barclays Long Term Treasury ETF	4,908,207	56,912,594	—	61,820,801
SPDR Barclays Short Term Corporate Bond ETF	159,594,311	3,204,500,251	—	3,364,094,562
SPDR Barclays Intermediate Term Corporate Bond ETF	23,399,568	457,762,493	—	481,162,061
SPDR Barclays Long Term Corporate Bond ETF	3,045,624	84,829,356	—	87,874,980
SPDR Barclays Issuer Scored Corporate Bond ETF	4,815,941	27,549,815	—	32,365,756
SPDR Barclays Convertible Securities ETF	352,503,749	2,358,123,403	—	2,710,627,152
SPDR Barclays Mortgage Backed Bond ETF	80,616,766	118,033,468	—	198,650,234
SPDR Barclays Aggregate Bond ETF	143,336,426	697,960,801	—	841,297,227
SPDR Nuveen Barclays Municipal Bond ETF	4,756,988	975,186,998	—	979,943,986
SPDR Nuveen Barclays California Municipal Bond ETF	710	74,875,292	—	74,876,002
SPDR Nuveen Barclays New York Municipal Bond ETF	324,826	24,397,537	—	24,722,363
SPDR Nuveen Barclays Short Term Municipal Bond ETF	6,060,083	2,138,982,327	—	2,145,042,410
SPDR Nuveen S&P VRDO Municipal Bond ETF	478,937	5,520,000	—	5,998,937
SPDR Nuveen S&P High Yield Municipal Bond ETF	4,906,016	218,814,438	—	223,720,454
SPDR Nuveen Barclays Build America Bond ETF	59,447	45,770,022	—	45,829,469
SPDR DB International Government Inflation-Protected Bond ETF	42,829	950,616,387	—	950,659,216
SPDR Barclays Short Term International Treasury Bond ETF	47,190	257,485,987	—	257,533,177
SPDR Barclays International Treasury Bond ETF	12,393,789	2,123,588,188	—	2,135,981,977
SPDR Barclays International Corporate Bond ETF	1,233,402	272,547,977	—	273,781,379
SPDR Barclays Emerging Markets Local Bond ETF	346,569	102,239,020	—	102,585,589
SPDR Barclays International High Yield Bond ETF	1,020,568	43,738,511	—	44,759,079
SPDR Barclays High Yield Bond ETF	847,021,255	9,990,861,155	—	10,837,882,410
SPDR Barclays Short Term High Yield Bond ETF	500,473,287	3,793,649,688	—	4,294,122,975
SPDR Barclays Investment Grade Floating Rate ETF	14,610,895	354,845,970	—	369,456,865
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	3,552,667	17,291,725	—	20,844,392
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	5,551,324	27,881,983	—	33,433,307

*	Fund held Level 3 securities that were valued at $0 at March 31, 2014.

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

		Level 2 —	Level 3 —
	Level 1 —	Other Significant	Significant
	Quoted	Observable	Unobservable
Fund — Other Financial Instruments*	Prices	Inputs	Inputs	Total

SPDR Barclays International Corporate Bond ETF	$—	$(35,841)	$—	$(35,841)
SPDR Barclays Emerging Markets Local Bond ETF	—	25,040	—	25,040

*	Other Financial Instruments are derivative instruments not reflected in the Schedules of Investments, such as forward foreign currency contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

All equity securities are valued at Level 1 quoted price and all fixed income securities are valued at Level 2 quoted prices. There were no material transfers between levels for the three months ended March 31, 2014. The transfers that did occur were the result of fair value pricing using significant observable market inputs.

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure at March 31, 2014:

		Interest	Foreign
		Rate	Exchange	Credit	Equity	Commodity	Other
		Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
		Risk	Risk	Risk	Risk	Risk	Risk	Total

SPDR Barclays International Corporate Bond ETF	Forward Contract	$—	$(35,841)	$—	$—	$—	$—	$(35,841)
SPDR Barclays Emerging Markets Local Bond ETF	Forward Contract	—	25,040	—	—	—	—	25,040

Transactions with Affiliates

The Funds listed below have invested in an affiliated company, State Street Corp. Amounts relating to these investments at March 31, 2014 and for the period then ended are:

	Number of						Number of
	Shares Held	Value at	Purchased		Sold		Shares Held	Value at	Dividend	Realized
	at 6/30/13	6/30/13	Cost	Shares	Proceeds	Shares	at 3/31/14	3/31/14	Income	Gain/(Loss)

SPDR Russell 3000 ETF	14,278	$931,068	$31,311	458	$188,365	2,808	11,928	$829,592	$9,690	$13,760
SPDR Russell 1000 ETF	1,044	68,079	12,957	198	6,567	100	1,142	79,426	840	2,281
SPDR S&P 500 Growth ETF	—	—	680,026	9,526	—	—	9,526	662,533	4,800	—
SPDR S&P 500 Value ETF	10,182	663,968	99,959	1,424	510,641	7,240	4,366	303,655	4,816	125,927
SPDR S&P Capital Markets ETF	29,978	1,954,865	5,268,883	73,370	771,290	11,335	92,013	6,399,504	44,150	112,493
SPDR S&P 1500 Momentum Tilt ETF	452	29,475	5,127	74	21,202	295	231	16,066	355	4,723
SPDR S&P 1500 Value Tilt ETF	142	9,260	—	—	—	—	142	9,876	111	—
SPDR Russell 1000 Low Volatility ETF	1,987	129,572	402	6	2,361	33	1,960	136,318	1,534	256
SPDR Wells Fargo Preferred Stock ETF	106,748	2,668,700	3,107,207	122,423	1,079,285	49,403	179,768	4,409,709	75,470	(135,420)

The Funds listed below have affiliated investments as a result of owning 5% or more of each company’s outstanding voting securities. Amounts relating to these investments at March 31, 2014 and for the period then ended are:

	Number of						Number of
	Shares Held	Value at	Purchased		Sold		Shares Held	Value at	Dividend	Realized
SPDR S&P Dividend ETF	at 6/30/13	6/30/13	Cost	Shares	Proceeds	Shares	at 3/31/14	3/31/14	Income	Gain/(Loss)

Diebold, Inc.	4,534,046	$152,752,010	$42,267,143	1,358,039	$32,868,676	978,166	4,913,919	$196,016,229	$4,082,488	$3,899,446
National Retail Properties, Inc.	5,378,783	185,030,135	152,309,805	4,265,188	40,725,175	1,248,390	8,395,581	288,136,340	10,449,436	1,073,842
People’s United Financial, Inc.	—	—	248,948,766	16,773,417	6,426,840	442,420	16,330,997	242,841,925	2,694,252	(66,623)

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Number of						Number of
	Shares Held	Value at	Purchased		Sold		Shares Held	Value at	Dividend	Realized
SPDR S&P Biotech ETF	at 6/30/13	6/30/13	Cost	Shares	Proceeds	Shares	at 3/31/14	3/31/14	Income	Gain/(Loss)

Achillion Pharmaceuticals, Inc.	1,833,690	$14,999,584	$29,827,255	7,454,254	$14,777,425	3,971,518	5,316,426	$17,491,042	$—	$(1,312,937)
Geron Corp.	—	—	37,157,365	11,358,333	6,928,804	1,785,870	9,572,463	19,910,723	—	(11,181)

	Number of						Number of
	Shares Held	Value at	Purchased		Sold		Shares Held	Value at	Dividend	Realized
SPDR S&P Homebuilders ETF	at 6/30/13	6/30/13	Cost	Shares	Proceeds	Shares	at 3/31/14	3/31/14	Income	Gain/(Loss)

iRobot Corp.	1,766,774	$70,264,602	$108,650,492	2,749,203	$104,432,584	3,002,843	1,513,134	$62,114,151	$—	$(7,743,878)
Trex Co., Inc.	951,216	45,173,248	91,016,215	1,280,807	69,536,115	1,389,001	843,022	61,675,489	—	(6,462,863)

Each Fund may invest in certain money market funds managed by the SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), including the State Street Institutional Liquid Reserves Fund-Institutional Class (“Liquid Reserves Fund”) and State Street Institutional Tax Free Money Market Fund-Institutional Class (“Tax Free Money Market Fund”), both a series of State Street Institutional Investment Trust. The Liquid Reserves Fund and Tax Free Money Market Fund are both feeder funds in a master/feeder fund structure that invest substantially all of their assets in the State Street Money Market Portfolio and State Street Tax Free Money Market Portfolio (“Master Portfolios”), respectively, each a series of State Street Master Funds. The Liquid Reserves Fund and Tax Free Money Market Fund do not pay an investment advisory fee to the Adviser, but the respective Master Portfolio in which they invest pays an investment advisory fee to the Adviser. The Liquid Reserves Fund and Tax Free Money Market Fund intend to declare dividends on shares from net investment income daily and pay them as of the last business day of each month. All income distributions earned by the Funds from affiliated money market funds are recorded as dividend or interest income on securities of affiliated issuers. In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Prime Portfolio (“Prime Portfolio”), for which SSgA FM serves as the investment adviser. Prime Portfolio is a series of State Street Navigator Securities Lending Trust, a registered investment company under the 1940 Act, and operates as a money market fund in compliance with Rule 2a-7 under the 1940 Act.

Amounts related to investments in Liquid Reserves Fund, Tax Free Money Market Fund and/or Prime Portfolio at March 31, 2014 and for the period then ended are:

	Value at	Purchased		Sold		Value at		Realized
Liquid Reserves Fund	6/30/13	Cost	Shares	Proceeds	Shares	3/31/14	Income	Gain/(Loss)

SPDR Russell 3000 ETF	$2,603,070	$14,218,261	14,218,261	$16,264,700	16,264,700	$556,631	$962	$—
SPDR Russell 1000 ETF	222,100	1,306,702	1,306,702	1,488,579	1,488,579	40,223	48	—
SPDR Russell 2000 ETF	—	1,873,611	1,873,611	1,703,678	1,703,678	169,933	59	—
SPDR S&P 500 Growth ETF	1,131,433	7,154,039	7,154,039	8,115,332	8,115,332	170,140	338	—
SPDR S&P 500 Value ETF	1,088,103	4,571,071	4,571,071	5,433,129	5,433,129	226,045	257	—
SPDR Russell Small Cap Completeness ETF	467,842	11,695,383	11,695,383	11,914,637	11,914,637	248,588	193	—
SPDR S&P 400 Mid Cap Growth ETF	378,499	3,650,755	3,650,755	3,895,040	3,895,040	134,214	75	—
SPDR S&P 400 Mid Cap Value ETF	249,409	4,346,072	4,346,072	4,541,734	4,541,734	53,747	94	—
SPDR S&P 600 Small Cap ETF	195,295	29,227,028	29,227,028	28,796,383	28,796,383	625,940	503	—
SPDR S&P 600 Small Cap Growth ETF	100	19,065,121	19,065,121	18,174,126	18,174,126	891,095	347	—
SPDR S&P 600 Small Cap Value ETF	453,159	13,025,222	13,025,222	12,791,885	12,791,885	686,496	259	—
SPDR Global Dow ETF	964,151	2,273,728	2,273,728	3,117,322	3,117,322	120,557	50	—
SPDR Dow Jones REIT ETF	22,835,328	91,570,775	91,570,775	109,684,737	109,684,737	4,721,366	2,447	—
SPDR S&P Bank ETF	11,665,399	39,990,735	39,990,735	47,540,949	47,540,949	4,115,185	3,127	—
SPDR S&P Capital Markets ETF	644,496	3,077,250	3,077,250	3,171,923	3,171,923	549,823	175	—
SPDR S&P Insurance ETF	1,844,686	6,893,415	6,893,415	8,569,170	8,569,170	168,931	286	—
SPDR S&P Mortgage Finance ETF	45,983	138,116	138,116	168,250	168,250	15,849	15	—
SPDR S&P Regional Banking ETF	7,515,236	42,868,520	42,868,520	48,857,453	48,857,453	1,526,303	2,535	—

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Value at	Purchased		Sold		Value at		Realized
Liquid Reserves Fund	6/30/13	Cost	Shares	Proceeds	Shares	3/31/14	Income	Gain/(Loss)

SPDR Morgan Stanley Technology ETF	$949,107	$8,691,106	8,691,106	$9,441,948	9,441,948	$198,265	$260	$—
SPDR S&P Dividend ETF	79,244,748	535,170,976	535,170,976	608,935,200	608,935,200	5,480,524	19,225	—
SPDR S&P Aerospace & Defense ETF	80,353	873,467	873,467	808,008	808,008	145,812	38	—
SPDR S&P Biotech ETF	1,956,990	18,395,650	18,395,650	19,742,636	19,742,636	610,004	757	—
SPDR S&P Health Care Equipment ETF	39,799	123,233	123,233	160,814	160,814	2,218	15	—
SPDR S&P Health Care Services ETF	83,101	2,144,587	2,144,587	2,010,458	2,010,458	217,230	62	—
SPDR S&P Homebuilders ETF	3,062,682	23,058,237	23,058,237	24,595,162	24,595,162	1,525,757	1,246	—
SPDR S&P Metals & Mining ETF	3,512,903	20,694,044	20,694,044	23,709,891	23,709,891	497,056	523	—
SPDR S&P Oil & Gas Equipment & Services ETF	1,483,008	8,225,434	8,225,434	9,217,826	9,217,826	490,616	511	—
SPDR S&P Oil & Gas Exploration & Production ETF	3,562,930	10,290,442	10,290,442	12,503,503	12,503,503	1,349,869	952	—
SPDR S&P Pharmaceuticals ETF	1,735,908	24,466,074	24,466,074	26,138,049	26,138,049	63,933	486	—
SPDR S&P Retail ETF	3,412,951	32,540,585	32,540,585	35,626,210	35,626,210	327,326	845	—
SPDR S&P Semiconductor ETF	140,826	604,788	604,788	700,841	700,841	44,773	40	—
SPDR S&P Software & Services ETF	100	914,220	914,220	886,772	886,772	27,548	19	—
SPDR S&P Telecom ETF	27,803	203,966	203,966	205,434	205,434	26,335	11	—
SPDR S&P Transportation ETF	103,307	493,100	493,100	549,348	549,348	47,059	45	—
SPDR S&P 1500 Momentum Tilt ETF	86,125	291,619	291,619	368,867	368,867	8,877	522	—
SPDR S&P 1500 Value Tilt ETF	52,386	347,904	347,904	387,860	387,860	12,430	655	—
SPDR Russell 1000 Low Volatility ETF	78,016	393,378	393,378	455,449	455,449	15,945	22	—
SPDR Russell 2000 Low Volatility ETF	78,900	575,335	575,335	639,118	639,118	15,117	16	—
SPDR Wells Fargo Preferred Stock ETF	7,588,968	36,024,137	36,024,137	42,899,469	42,899,469	713,636	776	—
SPDR Barclays 1-3 Month T-Bill ETF	—	5,923,956	5,923,956	5,057,612	5,057,612	866,344	386	—
SPDR Barclays TIPS ETF	387,010	10,374,787	10,374,787	10,344,197	10,344,197	417,600	430	—
SPDR Barclays 0-5 Year TIPS ETF	—	47,234	47,234	—	—	47,234	3	—
SPDR Barclays 1-10 Year TIPS ETF	27,397	121,064	121,064	139,828	139,828	8,633	10	—
SPDR Barclays Short Term Treasury ETF	27,049	5,587,842	5,587,842	5,061,294	5,061,294	553,597	63	—
SPDR Barclays Intermediate Term Treasury ETF	38,813	37,802,804	37,802,804	33,105,249	33,105,249	4,736,368	397	—
SPDR Barclays Long Term Treasury ETF	11,513	6,072,177	6,072,177	6,047,972	6,047,972	35,718	95	—
SPDR Barclays Short Term Corporate Bond ETF	80,639,644	476,520,813	476,520,813	481,453,751	481,453,751	75,706,706	8,496	—
SPDR Barclays Intermediate Term Corporate Bond ETF	13,946,204	43,820,049	43,820,049	49,336,985	49,336,985	8,429,268	1,794	—
SPDR Barclays Long Term Corporate Bond ETF	350,809	7,677,901	7,677,901	7,442,333	7,442,333	586,377	243	—
SPDR Barclays Issuer Scored Corporate Bond ETF	301,111	3,726,931	3,726,931	3,441,199	3,441,199	586,843	176	—
SPDR Barclays Convertible Securities ETF	17,350,410	387,454,376	387,454,376	392,678,872	392,678,872	12,125,914	7,019	—
SPDR Barclays Mortgage Backed Bond ETF	24,079,554	110,226,688	110,226,688	53,689,476	53,689,476	80,616,766	47,061	—
SPDR Barclays Aggregate Bond ETF	151,800,708	172,035,881	172,035,881	225,014,371	225,014,371	98,822,218	60,624	—
SPDR Nuveen Barclays Build America Bond ETF	206,051	2,527,662	2,527,662	2,674,266	2,674,266	59,447	134	—
SPDR DB International Government Inflation-Protected Bond ETF	3,477,798	103,456,732	103,456,732	106,891,701	106,891,701	42,829	1,840	—
SPDR Barclays Short Term International Treasury Bond ETF	435,828	13,139,727	13,139,727	13,528,365	13,528,365	47,190	193	—

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Value at	Purchased		Sold		Value at		Realized
Liquid Reserves Fund	6/30/13	Cost	Shares	Proceeds	Shares	3/31/14	Income	Gain/(Loss)

SPDR Barclays International Treasury Bond ETF	$357,706	$51,403,070	51,403,070	$50,964,164	50,964,164	$796,612	$607	$—
SPDR Barclays International Corporate Bond ETF	184,688	2,800,161	2,800,161	2,718,027	2,718,027	266,822	92	—
SPDR Barclays Emerging Markets Local Bond ETF	—	22,609,839	22,609,839	22,402,801	22,402,801	207,038	289	—
SPDR Barclays International High Yield Bond ETF	—	2,455,840	2,455,840	1,435,272	1,435,272	1,020,568	37	—
SPDR Barclays High Yield Bond ETF	88,606,233	1,277,932,964	1,277,932,964	1,277,856,627	1,277,856,627	88,682,570	36,157	—
SPDR Barclays Short Term High Yield Bond ETF	47,753,632	701,360,093	701,360,093	645,476,173	645,476,173	103,637,552	20,556	—
SPDR Barclays Investment Grade Floating Rate ETF	955,640	78,846,287	78,846,287	78,307,945	78,307,945	1,493,982	1,812	—
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	94,881	6,070,162	6,070,162	5,365,821	5,365,821	799,222	109	—
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	720,761	5,829,694	5,829,694	5,993,549	5,993,549	556,906	153	—

	Value at	Purchased		Sold		Value at		Realized
Tax Free Money Market Fund	6/30/12	Cost	Shares	Proceeds	Shares	3/31/14	Income	Gain/(Loss)

SPDR Nuveen Barclays Municipal Bond ETF	$12,878,973	$136,801,009	136,801,009	$144,922,994	144,922,994	$4,756,988	$—	$—
SPDR Nuveen Barclays California Municipal Bond ETF	1,329,461	8,064,223	8,064,223	9,392,974	9,392,974	710	—	—
SPDR Nuveen Barclays New York Municipal Bond ETF	610,406	3,077,486	3,077,486	3,363,066	3,363,066	324,826	—	—
SPDR Nuveen Barclays Short Term Municipal Bond ETF	1,846,267	277,283,567	277,283,567	273,069,751	273,069,751	6,060,083	—	—
SPDR Nuveen S&P VRDO Municipal Bond ETF	1,255,247	2,999,546	2,999,546	3,775,856	3,775,856	478,937	—	—
SPDR Nuveen S&P High Yield Municipal Bond ETF	840,176	42,015,772	42,015,772	37,949,932	37,949,932	4,906,016	—	—

	Value at	Purchased		Sold		Value at		Realized
Prime Portfolio	6/30/13	Cost	Shares	Proceeds	Shares	3/31/14	Income	Gain/(Loss)

SPDR Russell 3000 ETF	$10,580,644	$67,251,424	67,251,424	$46,921,349	46,921,349	$30,910,719	$75,274	$—
SPDR Russell 1000 ETF	5,175,025	44,517,606	44,517,606	39,975,433	39,975,433	9,717,198	7,660	—
SPDR Russell 2000 ETF	—	36,325,649	36,325,649	20,292,578	20,292,578	16,033,071	37,984	—
SPDR S&P 500 Growth ETF	2,324,928	78,633,205	78,633,205	71,049,975	71,049,975	9,908,158	7,335	—
SPDR S&P 500 Value ETF	2,696,198	59,782,062	59,782,062	55,836,532	55,836,532	6,641,728	9,182	—
SPDR Russell Small Cap Completeness ETF	6,728,512	36,714,290	36,714,290	28,608,988	28,608,988	14,833,814	54,021	—
SPDR S&P 400 Mid Cap Growth ETF	6,435,632	75,388,118	75,388,118	65,334,029	65,334,029	16,489,721	39,549	—
SPDR S&P 400 Mid Cap Value ETF	10,197,417	55,812,105	55,812,105	54,701,100	54,701,100	11,308,422	24,312	—
SPDR S&P 600 Small Cap ETF	26,574,255	147,611,589	147,611,589	94,699,661	94,699,661	79,486,183	182,501	—
SPDR S&P 600 Small Cap Growth ETF	22,313,086	168,761,289	168,761,289	113,021,436	113,021,436	78,052,939	183,285	—
SPDR S&P 600 Small Cap Value ETF	11,166,182	105,337,292	105,337,292	72,681,659	72,681,659	43,821,815	77,580	—
SPDR Global Dow ETF	1,706,450	48,147,344	48,147,344	42,379,038	42,379,038	7,474,756	11,781	—
SPDR Dow Jones REIT ETF	67,698,998	714,832,781	714,832,781	650,819,711	650,819,711	131,712,068	168,134	—
SPDR S&P Bank ETF	165,284,289	899,843,258	899,843,258	788,291,998	788,291,998	276,835,549	291,499	—
SPDR S&P Capital Markets ETF	7,314,888	94,718,363	94,718,363	67,942,119	67,942,119	34,091,132	47,498	—
SPDR S&P Insurance ETF	2,071,512	128,810,105	128,810,105	117,945,463	117,945,463	12,936,154	10,675	—
SPDR S&P Mortgage Finance ETF	2,077,981	10,525,115	10,525,115	10,649,816	10,649,816	1,953,280	6,069	—

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Value at	Purchased		Sold		Value at		Realized
Prime Portfolio	6/30/13	Cost	Shares	Proceeds	Shares	3/31/14	Income	Gain/(Loss)

SPDR S&P Regional Banking ETF	$59,847,721	$527,971,523	527,971,523	$427,460,328	427,460,328	$160,358,916	$292,426	$—
SPDR Morgan Stanley Technology ETF	13,214,988	147,382,701	147,382,701	132,035,609	132,035,609	28,562,080	31,620	—
SPDR S&P Dividend ETF	550,703,001	3,871,004,074	3,871,004,074	3,453,918,402	3,453,918,402	967,788,673	895,342	—
SPDR S&P Aerospace & Defense ETF	3,812,981	87,102,196	87,102,196	78,802,717	78,802,717	12,112,460	9,088	—
SPDR S&P Biotech ETF	174,154,898	730,693,720	730,693,720	612,527,545	612,527,545	292,321,073	7,110,092	—
SPDR S&P Health Care Equipment ETF	—	19,994,936	19,994,936	12,551,815	12,551,815	7,443,121	20,368
SPDR S&P Health Care Services ETF	9,543,935	72,243,509	72,243,509	65,069,702	65,069,702	16,717,742	35,927	—
SPDR S&P Homebuilders ETF	236,317,875	929,656,304	929,656,304	914,183,222	914,183,222	251,790,957	245,305	—
SPDR S&P Metals & Mining ETF	77,872,834	403,655,300	403,655,300	328,902,157	328,902,157	152,625,977	1,845,001	—
SPDR S&P Oil & Gas Equipment & Services ETF	18,553,452	174,081,555	174,081,555	144,082,348	144,082,348	48,552,659	276,969	—
SPDR S&P Oil & Gas Exploration & Production ETF	77,262,595	497,262,233	497,262,233	465,409,877	465,409,877	109,114,951	1,042,566	—
SPDR S&P Pharmaceuticals ETF	18,951,416	452,429,102	452,429,102	366,918,281	366,918,281	104,462,237	771,078	—
SPDR S&P Retail ETF	63,894,259	330,001,851	330,001,851	380,409,841	380,409,841	13,486,269	469,254	—
SPDR S&P Semiconductor ETF	4,582,893	62,358,317	62,358,317	54,773,731	54,773,731	12,167,479	49,702	—
SPDR S&P Software & Services ETF	4,024,820	21,485,541	21,485,541	16,976,952	16,976,952	8,533,409	27,045	—
SPDR S&P Telecom ETF	—	10,046,053	10,046,053	6,682,451	6,682,451	3,363,602	5,711	—
SPDR S&P Transportation ETF	—	61,334,145	61,334,145	35,600,525	35,600,525	25,733,620	31,826	—
SPDR S&P 1500 Momentum Tilt ETF	2,440,311	16,516,038	16,516,038	16,308,091	16,308,091	2,648,258	3,167	—
SPDR S&P 1500 Value Tilt ETF	1,805,898	12,395,874	12,395,874	12,320,846	12,320,846	1,880,926	2,321	—
SPDR Russell 1000 Low Volatility	—	16,841,119	16,841,119	14,315,837	14,315,837	2,525,282	2,854	—
SPDR Russell 2000 Low Volatility	—	11,238,663	11,238,663	8,620,019	8,620,019	2,618,644	3,223	—
SPDR Wells Fargo Preferred Stock ETF	61,069,139	201,252,041	201,252,041	215,871,929	215,871,929	46,449,251	392,745	—
SPDR Barclays 1-3 Month T-Bill ETF	—	4,041,153,899	4,041,153,899	4,041,153,899	4,041,153,899	—	191,249	—
SPDR Barclays TIPS ETF	113,265,800	394,510,530	394,510,530	463,564,037	463,564,037	44,212,293	38,261	—
SPDR Barclays 1-10 Year TIPS ETF	—	10,988,469	10,988,469	9,484,356	9,484,356	1,504,113	583	—
SPDR Barclays Short Term Treasury ETF	520,414	10,199,776	10,199,776	9,078,759	9,078,759	1,641,431	1,194	—
SPDR Barclays Intermediate Term Treasury ETF	20,282,916	88,526,848	88,526,848	91,081,029	91,081,029	17,728,735	16,078	—
SPDR Barclays Long Term Treasury ETF	6,294,185	42,416,044	42,416,044	43,837,740	43,837,740	4,872,489	5,681	—
SPDR Barclays Short Term Corporate Bond ETF	132,444,155	351,092,855	351,092,855	399,649,405	399,649,405	83,887,605	123,555	—
SPDR Barclays Intermediate Term Corporate Bond ETF	15,832,895	40,300,330	40,300,330	41,162,925	41,162,925	14,970,300	21,230	—
SPDR Barclays Long Term Corporate Bond ETF	3,200,680	11,858,845	11,858,845	12,600,278	12,600,278	2,459,247	3,751	—
SPDR Barclays Issuer Scored Corporate Bond ETF	—	7,173,521	7,173,521	2,944,423	2,944,423	4,229,098	2,150	—
SPDR Barclays Convertible Securities ETF	83,201,808	764,322,998	764,322,998	507,146,971	507,146,971	340,377,835	529,392	—
SPDR Barclays Aggregate Bond ETF	49,926,947	160,349,412	160,349,412	165,762,151	165,762,151	44,514,208	48,901	—
SPDR Barclays International Treasury Bond ETF	—	24,518,707	24,518,707	12,921,530	12,921,530	11,597,177	1,917	—
SPDR Barclays International Corporate Bond ETF	2,067,217	8,194,739	8,194,739	9,295,376	9,295,376	966,580	3,389	—
SPDR Barclays Emerging Markets Local Bond ETF	8,500	869,259	869,259	738,228	738,228	139,531	104	—

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Value at	Purchased		Sold		Value at		Realized
Prime Portfolio	6/30/13	Cost	Shares	Proceeds	Shares	3/31/14	Income	Gain/(Loss)

SPDR Barclays High Yield Bond ETF	$—	$1,282,892,478	1,282,892,478	$524,553,793	524,553,793	$758,338,685	$663,277	$—
SPDR Barclays Short Term High Yield Bond ETF	—	500,812,553	500,812,553	103,976,818	103,976,818	396,835,735	244,155	—
SPDR Barclays Investment Grade Floating Rate ETF	4,106,185	106,150,896	106,150,896	97,140,168	97,140,168	13,116,913	16,715	—
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	1,708,185	14,605,023	14,605,023	13,559,763	13,559,763	2,753,445	3,438	—
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	4,195,830	14,096,756	14,096,756	13,298,168	13,298,168	4,994,418	8,066	—

Aggregate Unrealized Appreciation and Depreciation

The identified cost of investments in securities owned by each Fund for federal income tax purposes and the gross unrealized appreciation and depreciation at March 31, 2014 was as follows:

		Gross	Gross	Net Unrealized
	Identified	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

SPDR Russell 3000 ETF	$452,317,602	$165,328,077	$7,251,263	$158,076,814
SPDR Russell 1000 ETF	49,610,233	13,539,762	466,421	13,073,341
SPDR Russell 2000 ETF	80,128,700	4,785,942	2,542,249	2,243,693
SPDR S&P 500 Growth ETF	258,077,605	102,168,523	1,001,142	101,167,381
SPDR S&P 500 Value ETF	158,238,047	25,792,478	3,227,413	22,565,065
SPDR Russell Small Cap Completeness ETF	79,233,988	21,982,548	2,161,515	19,821,033
SPDR S&P 400 Mid Cap Growth ETF	164,054,117	20,222,099	2,779,982	17,442,117
SPDR S&P 400 Mid Cap Value ETF	79,467,046	10,758,759	1,185,788	9,572,971
SPDR S&P 600 Small Cap ETF	439,668,363	98,226,013	8,047,182	90,178,831
SPDR S&P 600 Small Cap Growth ETF	400,055,007	76,663,477	5,591,198	71,072,279
SPDR S&P 600 Small Cap Value ETF	283,097,763	43,074,819	6,539,519	36,535,300
SPDR Global Dow ETF	106,621,584	20,162,461	8,406,611	11,755,850
SPDR Dow Jones REIT ETF	2,227,416,635	311,958,986	24,308,825	287,650,161
SPDR S&P Bank ETF	2,478,848,038	503,384,917	11,226,040	492,158,877
SPDR S&P Capital Markets ETF	231,091,767	13,902,698	5,067,856	8,834,842
SPDR S&P Insurance ETF	307,620,084	10,167,737	3,368,533	6,799,204
SPDR S&P Mortgage Finance ETF	8,186,917	2,065,830	57,458	2,008,372
SPDR S&P Regional Banking ETF	2,662,472,318	173,862,066	20,592,548	153,269,518
SPDR Morgan Stanley Technology ETF	199,331,862	54,110,304	2,984,860	51,125,444
SPDR S&P Dividend ETF	10,629,760,736	2,798,143,434	37,136,163	2,761,007,271
SPDR S&P Aerospace & Defense ETF	52,280,228	11,083,741	254,249	10,829,492
SPDR S&P Biotech ETF	1,616,500,443	105,524,698	141,765,848	(36,241,150)
SPDR S&P Health Care Equipment ETF	32,609,068	6,630,352	385,303	6,245,049
SPDR S&P Health Care Services ETF	74,944,966	13,479,412	445,567	13,033,845
SPDR S&P Homebuilders ETF	2,221,411,990	98,114,287	51,662,963	46,451,324
SPDR S&P Metals & Mining ETF	1,003,161,959	17,053,030	213,051,125	(195,998,095)
SPDR S&P Oil & Gas Equipment & Services ETF	318,306,736	37,963,197	14,082,024	23,881,173
SPDR S&P Oil & Gas Exploration & Production ETF	1,310,582,053	18,239,360	82,029,054	(63,789,694)
SPDR S&P Pharmaceuticals ETF	847,017,516	159,175,657	40,149,429	119,026,228

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

		Gross	Gross	Net Unrealized
	Identified	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

SPDR S&P Retail ETF	$744,988,690	$2,291,654	$85,206,487	$(82,914,833)
SPDR S&P Semiconductor ETF	138,181,997	14,413,315	2,819,814	11,593,501
SPDR S&P Software & Services ETF	39,594,581	5,336,329	1,158,998	4,177,331
SPDR S&P Telecom ETF	16,200,292	1,645,349	261,205	1,384,144
SPDR S&P Transportation ETF	117,816,807	17,742,471	2,283,814	15,458,657
SPDR S&P 1500 Momentum Tilt ETF	9,202,555	1,461,863	31,384	1,430,479
SPDR S&P 1500 Value Tilt ETF	7,917,649	2,086,692	58,570	2,028,122
SPDR Russell 1000 Low Volatility ETF	12,046,283	1,066,872	71,463	995,409
SPDR Russell 2000 Low Volatility ETF	12,405,184	1,080,811	76,134	1,004,677
SPDR Wells Fargo Preferred Stock ETF	300,129,933	1,338,028	12,036,445	(10,698,417)
SPDR Barclays 1-3 Month T-Bill ETF	1,071,415,549	12,092	420	11,672
SPDR Barclays TIPS ETF	651,372,178	8,944,720	11,512,276	(2,567,556)
SPDR Barclays 0-5 Year TIPS ETF	6,028,010	—	36,464	(36,464)
SPDR Barclays 1-10 Year TIPS ETF	11,413,564	7,449	214,763	(207,314)
SPDR Barclays Short Term Treasury ETF	20,147,280	13,317	47,459	(34,142)
SPDR Barclays Intermediate Term Treasury ETF	187,873,985	483,816	1,079,497	(595,681)
SPDR Barclays Long Term Treasury ETF	65,630,664	137,800	3,947,663	(3,809,863)
SPDR Barclays Short Term Corporate Bond ETF	3,354,741,522	11,797,882	2,444,842	9,353,040
SPDR Barclays Intermediate Term Corporate Bond ETF	474,745,019	9,476,624	3,059,582	6,417,042
SPDR Barclays Long Term Corporate Bond ETF	88,237,831	2,438,771	2,801,622	(362,851)
SPDR Barclays Issuer Scored Corporate Bond ETF	31,919,792	773,499	327,535	445,964
SPDR Barclays Convertible Securities ETF	2,467,422,211	277,833,464	34,628,523	243,204,941
SPDR Barclays Mortgage Backed Bond ETF	198,578,151	322,130	250,047	72,083
SPDR Barclays Aggregate Bond ETF	837,381,761	11,177,303	7,261,837	3,915,466
SPDR Nuveen Barclays Municipal Bond ETF	970,967,302	20,837,011	11,860,327	8,976,684
SPDR Nuveen Barclays California Municipal Bond ETF	73,370,323	2,543,289	1,037,610	1,505,679
SPDR Nuveen Barclays New York Municipal Bond ETF	24,668,560	434,113	380,310	53,803
SPDR Nuveen Barclays Short Term Municipal Bond ETF	2,132,921,277	15,658,377	3,537,244	12,121,133
SPDR Nuveen S&P VRDO Municipal Bond ETF	5,998,937	—	—	—
SPDR Nuveen S&P High Yield Municipal Bond ETF	225,332,714	5,651,576	7,263,836	(1,612,260)
SPDR Nuveen Barclays Build America Bond ETF	46,599,731	839,149	1,609,411	(770,262)
SPDR DB International Government Inflation-Protected Bond ETF	903,490,203	87,592,307	40,423,294	47,169,013
SPDR Barclays Short Term International Treasury Bond ETF	257,089,632	6,530,118	6,086,573	443,545
SPDR Barclays International Treasury Bond ETF	2,095,181,091	126,805,546	86,004,660	40,800,886
SPDR Barclays International Corporate Bond ETF	260,319,062	13,698,500	236,183	13,462,317
SPDR Barclays Emerging Markets Local Bond ETF	106,034,000	1,883,570	5,331,981	(3,448,411)
SPDR Barclays International High Yield Bond ETF	44,865,961	199,813	306,695	(106,882)
SPDR Barclays High Yield Bond ETF	10,691,635,483	229,659,492	83,412,565	146,246,927
SPDR Barclays Short Term High Yield Bond ETF	4,268,929,065	53,010,787	27,816,877	25,193,910
SPDR Barclays Investment Grade Floating Rate ETF	368,426,778	1,067,542	37,455	1,030,087

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

		Gross	Gross	Net Unrealized
	Identified	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	$21,004,446	$283,662	$443,716	$(160,054)
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	33,043,751	631,788	242,232	389,556

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is also available on the Funds’ website at www.spdrs.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2.	Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.
(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.
The certifications required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPDR® Series Trust
By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date: May 21, 2014
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer)

By:	/s/ Chad C. Hallett
Chad C. Hallett
Treasurer (Principal Financial Officer)

Date: May 21, 2014